As filed with the Securities and Exchange	Registration No. 333-01107*
Commission on April 10, 2015	Registration No. 811-02513
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 65 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code: (860) 580-2824

J. Neil McMurdie, Senior Counsel
Voya Legal Services
One Orange Way, C2N, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2015 pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Fixed and Variable Annuity
Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier
Registration Statements: 033-88720; 033-75964 (which had included a combined prospectus for earlier Registration Statements: 033-75958, 033-75960, and 033-75994); 033-75986 (which had included a combined prospectus for earlier Registration Statements: 033-75970, 033-75954, and
033-75956); 033-75982 (which had included a combined prospectus for earlier Registration
Statements: 033-75968, 033-75966, 033-75990, and the individual deferred compensation contracts covered by Registration Statement No. 033-75992); and 033-91846 (which had included a combined prospectus for earlier Registration Statement: 033-75976).

PART A

VARIABLE ANNUITY ACCOUNT C

Voya Retirement Insurance and Annuity Company

Multiple Sponsored Retirement Options

May 1, 2015 Supplement to the May 1, 2015 Contract Prospectus
or Contract Prospectus Summary

The University of Oregon

We have issued group contracts to The University of Oregon (“UO”) as funding vehicles for its
403(b) and 401(a) plans. We do not serve as record keeper for participant accounts under these contracts;
rather, we have issued them as unallocated contracts. UO has designated Fidelity Investments Institutional
Operations Company, Inc. (“Fidelity”) to be its administrative service provider for its plans and to act as record keeper for the individual accounts under the contracts. As directed by UO, we pay Fidelity up to
0.15% of the average amount invested in the Voya Retirement Insurance and Annuity Company (the
“Company,” “we,” “us” and “our”) contracts under the plans in consideration for providing these participant-level record keeping services.

Because we are not serving as participant record keeper for these contracts, the following information supersedes any information to the contrary in the Contract Prospectus and Contract Prospectus Summary:

1	. Participant transfers will not be monitored by the Company under its excessive trading policy.
Instead, Fidelity will monitor transfers pursuant to its own excessive trading policy. You may obtain more information about Fidelity’s excessive trading policy by contacting Fidelity as provided for in your enrollment materials; and
2	. All inquiries, transactions requests, and administrative requests should be directed to Fidelity as provided for in your enrollment materials. Any such requests directed to the Company will be considered not in good order.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095.
Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

	XCS.01107-15UO	May 2015

VARIABLE ANNUITY ACCOUNT C

Voya Retirement Insurance and Annuity Company

Multiple Sponsored Retirement Options

May 1, 2015 Supplement to May 1, 2015 Contract Prospectus and
Contract Prospectus Summary

St. John's Regional Health Center

The following is a negotiated provision concerning the early withdrawal charge applicable to the
St. John’s Regional Health Center tax-deferred annuity plan. (See “FEES – Early Withdrawal
Charge” in the Contract Prospectus and the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70½ (instead of between the ages of 59½ and 70½). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company. One Orange Way, Windsor, CT 06095.
Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

XCS.01107-15SJ	May 2015

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account C

MULTIPLE SPONSORED RETIREMENT OPTIONS

Supplement Dated May 1, 2015 to the Contract Prospectus and Contract
Prospectus Summary, each dated May 1, 2015

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract
Prospectus Summary for future reference.

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the Voya Aggregate Bond Portfolio, Voya Index Solution 2015 Portfolio and the
Voya Solution 2015 Portfolio.

Notice of and Important Information About Upcoming Fund Reorganizations

The Boards of Directors of Voya Partners, Inc. approved a proposal to reorganize the following “Merging Funds”
with and into the following “Surviving Funds.” Subject to shareholder approval for the Voya Aggregate Bond
Portfolio reorganization, it is expected each reorganization will be effective on or about the close of business on
August 14, 2015 (the “Reorganization Date”).

Merging Funds	Surviving Funds
Voya Aggregate Bond Portfolio (Class S)	Voya Intermediate Bond Portfolio (Class I)
Voya Index Solution 2015 Portfolio (Class S)	Voya Index Solution Income Portfolio (Class S)
Voya Solution 2015 Portfolio (Class S)	Voya Solution Income Portfolio (Class S)

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in the Merging Funds to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “Transfers” section of your
Contract Prospectus or Contract Prospectus Summary for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the
Voya Aggregate Bond Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Please note that all existing account balances invested in Class S shares of the Voya Aggregate Bond Portfolio will automatically become investments in Class I shares of the Voya Intermediate Bond Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Funds
will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in a Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. See the “Transfers”
section of your Contract Prospectus or Contract Prospectus Summary for information about making fund allocation changes.

X.01107-15	Page 1 of 2	May 2015

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at
Customer Service, Defined Contribution Administration, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-262-3862.

Information about the Surviving Funds. Summary information about the Surviving Funds can be found in
Appendix V of your Contract Prospectus or your Contract Prospectus Summary. More detailed information can be found in the current prospectus and Statement of Additional Information for that fund.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:
Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided
by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya
Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya
Financial Partners, LLC has selling agreements.

X.01107-15	Page 2 of 2	May 2015

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Variable Annuity Account C Multiple Sponsored Retirement Options CONTRACT PROSPECTUS – May 1, 2015

The Contracts. The contracts described in this prospectus are group or individual deferred fixed and variable annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”).

Why Reading This Prospectus Is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. Variable investment options available through the contracts are listed on the next page. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds through the contract is located in the “Investment Options” section on page 13. The particular risks associated with each fund are detailed in the fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain them for future reference.

Fixed Interest Options:

• Guaranteed Accumulation Account	• Fixed Plus Account	• Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account (“GAA”).

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2015 Statement of Additional Information (“SAI”) without charge by indicating your request on your enrollment materials or calling the Company at
1-800-262-3862 or writing to us at the address referenced under “Contract Overview - Questions: Contacting the Company.”  You may also obtain a prospectus or an SAI for any of the funds, or a Guaranteed Accumulation Account prospectus, by calling that number. The contract prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330,
e-mailing publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement of the contract prospectus under the Securities Act of 1933. This number is 333-01107. The number assigned to the registration statement for GAA is
333-200435. The SAI table of contents is listed on page 55 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.01107-15

PRO.01107-15

CONTRACT PROSPECTUS – MAY 1, 2015 (CONTINUED)

The Funds*

Alger Green Fund (Class A)(1)

AllianzGI NFJ Large-Cap Value Fund (Institutional Class)(1)(2)

Amana Growth Fund (Investor Class)(1)

Amana Income Fund (Investor Class)(1)

American Century Investments® Income & Growth Fund
(A Class)(1)(2)

American Century Investments® Inflation-Adjusted Bond Fund
(Investor Class)(1)

American Funds® – Capital Income Builder® (Class R-4)(1)(3)

American Funds® – EuroPacific Growth Fund® (Class R-4)(1)

American Funds® – Fundamental InvestorsSM (Class R-4)(1)

American Funds® – New Perspective Fund® (Class R-4)(1)

American Funds® – SMALLCAP World Fund® (Class R-4)(1)

American Funds® – The Bond Fund of AmericaSM
(Class R-4)(1)

American Funds® – The Growth Fund of America®
(Class R-4)(1)

American Funds® – Washington Mutual Investors FundSM
(Class R-4)(1)

Ariel Fund (Investor Class)(1)

Artisan International Fund (Investor Shares)(1)

ASTON/Fairpointe Mid Cap Fund (Class N)(1)

Ave Maria Rising Dividend Fund(1)(3)

BlackRock Health Sciences Opportunities Portfolio
(Investor A Shares)(1)(3)

BlackRock Mid Cap Value Opportunities Fund
(Investor A Shares)(1)

Calvert VP SRI Balanced Portfolio (Class I)

Cohen & Steers Realty Shares, Inc.(1)

ColumbiaSM Acorn® Fund (Class Z)(1)(2)

Columbia Diversified Equity Income Fund (Class K)(1)(2)

Columbia Mid Cap Value Fund (Class A)(1)

Columbia Mid Cap Value Fund (Class Z)(1)(2)

Delaware Small Cap Value Fund (Class A)(1)

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Fidelity® VIP Mid Cap Portfolio (Initial Class)(2)

Fidelity® VIP Overseas Portfolio (Initial Class)(2)

Franklin Small Cap Value VIP Fund (Class 2)

Invesco Mid Cap Core Equity Fund (Class A)(1)

Invesco Small Cap Value Fund (Class Y)(1)

Invesco V.I. American Franchise Fund (Series I)

Invesco V.I. Core Equity Fund (Series I)

Ivy Science and Technology Fund (Class Y)(1)(3)

Janus Aspen Balanced Portfolio (Institutional Shares)(2)

Janus Aspen Enterprise Portfolio (Institutional Shares)(2)

Janus Aspen Flexible Bond Portfolio (Institutional Shares)(2)

Janus Aspen Global Research Portfolio (Institutional Shares)(2)

Janus Aspen Janus Portfolio (Institutional Shares)(2)

Lazard US Mid Cap Equity Portfolio (Open Shares)(1)

LKCM Aquinas Growth Fund(1)(2)

Loomis Sayles Small Cap Value Fund (Retail Class)(1)(2)

Lord Abbett Series Fund Mid Cap Stock Portfolio (Class VC)

Metropolitan West Total Return Bond Fund (Class M)(1)

Neuberger Berman Socially Responsive Fund® (Trust Class)(1)

Nuveen U.S. Infrastructure Bond Fund (Class I)(1)

Oppenheimer Developing Markets Fund (Class A)(1)(2)

Oppenheimer Global Fund/VA(2)

Oppenheimer Global Strategic Income Fund/VA(2)

Oppenheimer Main Street Small Cap Fund®/VA

Pax World Balanced Fund (Individual Investor Class)(1)

PIMCO CommodityRealReturn Strategy Fund®
(Administrative Class)(1)(3)

PIMCO Real Return Portfolio (Administrative Class)

Pioneer Emerging Markets VCT Portfolio (Class I)

Pioneer High Yield VCT Portfolio (Class I)

TCW Total Return Bond Fund (Class N) (1)(3)

Templeton Global Bond Fund (Class A)(1)

The Hartford Capital Appreciation Fund (Class R4)(1)(2)

The Hartford Dividend and Growth Fund (Class R4)(1)(2)

USAA Precious Metals and Minerals Fund (Adviser Shares)(1)

Voya Aggregate Bond Portfolio (Class S)

Voya Balanced Portfolio (Class I)

Voya Corporate Leaders 100 Fund (Class I)(1)(3)

Voya Global Bond Portfolio (Class I)

Voya Global Perspectives Portfolio (Class I)(4)

Voya Global Value Advantage Portfolio (Class I)

Voya GNMA Income Fund (Class A)(1)

Voya Growth and Income Portfolio (Class I)

Voya High Yield Portfolio (Class S)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Index Solution 2015 Portfolio (Class S)(4)

Voya Index Solution 2025 Portfolio (Class S)(4)

Voya Index Solution 2035 Portfolio (Class S)(4)

Voya Index Solution 2045 Portfolio (Class S)(4)

Voya Index Solution 2055 Portfolio (Class S)(4)

Voya Index Solution Income Portfolio (Class S)(4)

Voya Intermediate Bond Portfolio (Class I)

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class I)

Voya Large Cap Value Portfolio (Class I)

Voya MidCap Opportunities Portfolio (Class I)

Voya Money Market Portfolio (Class I)

Voya Multi-Manager Large Cap Core Portfolio (Class I)

Voya RussellTM Large Cap Growth Index Portfolio (Class I)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Large Cap Value Index Portfolio (Class S)

Voya RussellTM Mid Cap Growth Index Portfolio (Class S)

Voya RussellTM Mid Cap Index Portfolio (Class I)

Voya RussellTM Small Cap Index Portfolio (Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio(Class I)

Voya Solution 2015 Portfolio (Class S)(4)

(The Funds are continued on the next page)

PRO.01107-15                                                                              3

The Funds* (continued)

Voya Solution 2025 Portfolio (Class S)(4)
Voya Solution 2035 Portfolio (Class S)(4)

Voya Solution 2045 Portfolio (Class S)(4)

Voya Solution 2055 Portfolio (Class S)(4)

Voya Solution Balanced Portfolio (Class S)(4)

Voya Solution Income Portfolio (Class S)(4)

Voya Solution Moderately Conservative Portfolio (Class S)(4)

Voya Strategic Allocation Conservative Portfolio (Class I)(4)

Voya Strategic Allocation Growth Portfolio (Class I)(4)

Voya Strategic Allocation Moderate Portfolio (Class I)(4)

Voya U.S. Bond Index Portfolio (Class I)

Voya U.S. Stock Index Portfolio (Class I)

VY® American Century Small-Mid Cap Value Portfolio
(Class S)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Global Real Estate Portfolio (Class I)

VY® Clarion Real Estate Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® Columbia Small Cap Value II Portfolio (Class S)

VY® FMR® Diversified Mid Cap Portfolio (Class S)(5)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class I)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Mid Cap Value Portfolio(Class S)(2)

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® Oppenheimer Global Portfolio (Class I)

VY® Pioneer High Yield Portfolio (Class I)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® T. Rowe Price International Stock Portfolio (Class S)

VY® Templeton Foreign Equity Portfolio (Class I)

VY® Templeton Global Growth Portfolio (Class S)

Wanger International

Wanger Select

Wanger USA

Wells Fargo Advantage Special Small Cap Value Fund
(Class A)(1)

*  See “APPENDIX V – Fund Descriptions” for further information about the funds.

(1) This fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

(2) See “APPENDIX V – Fund Descriptions” for further information regarding the availability of certain funds.
(3) This fund will be available for investment through the contracts beginning May 4, 2015.
(4) These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund of Funds” for additional information.
(5) FMR® is a registered service mark of Fidelity Management and Research Company. Used with permission.

PRO.01107-15                                                                              4

TABLE OF CONTENTS

Contract Overview:	5
Who’s Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

Fee Table	7
Condensed Financial Information	9
The Company	9
Contract Purchase and Participation	10
Contract Ownership and Rights	12
Right to Cancel	13
investment options	13
Fees	17
Your Account Value	26
transfers	27
Withdrawals	31
Systematic Distribution Options	33
loans	34
Death Benefit	34
Income Phase	37
FEDERAL Tax Considerations	40
contract distribution	49
Other Topics	52

Anti-Money Laundering - Performance Reporting - Contract Modification - Legal Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly

PRO.01107-15                                                                              5

CONTRACT OVERVIEW

The following is intended as an overview. Please read each section of this prospectus for additional information.

Questions: Contacting the Company. Contact your local representative or write or call the Company:

Customer Service

Defined Contribution

Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-262-3862

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

Who’s Who

You (the “participant”)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor or a trust. We may also refer to the contract holder as the contract owner.

We (the “Company”): Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail, review “Contract Ownership and Rights” and “Contract Purchase and Participation.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code Section under which it qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment under Tax Code Section 457. To learn which Tax Code Section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in Your Plan: Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights: Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

__________

*  Certain contracts are purchased by and issued directly to persons participating in certain plans. The words “you” and “participant” apply to these individuals. The words “contract holder” and “contract owner” also apply to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

PRO.01107-15                                                                              6

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans and Roth 403(b) plans, as well as in certain 401(a), 401(k), Roth 401(k) or 403(a) plans may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “Income Phase.”

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “Withdrawals” and “FEDERAL Tax considerations.”

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value.  See “Fee Table” and “Fees.”

Taxation: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide Voya Retirement Insurance and Annuity Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up one or more accounts for employer contributions and/or for one or more accounts for contributions from your salary. Alternatively, we may issue the contract to an employer or a plan on an unallocated basis. In that case, we establish a single account under the contract for the contract holder, and the recordkeeper designated by the plan establishes and maintains an individual account or accounts for each participant.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:

• Fixed Interest Options; or

• Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

Payments to Your Account
Step 1 ||
Voya Retirement Insurance and Annuity Company
||	Step 2	||
Fixed Interest Option	Variable Annuity Account C Variable Investment Options
The Subaccounts
	A	B	Etc.
|| Step 3 ||
	Mutual Fund A	Mutual Fund B	Etc.

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “Income Phase.” In general, you may:

•      Receive income phase payments over a lifetime or for a specified period;

•      Receive income phase payments monthly, quarterly, semi-annually or annually;

•      Select an option that provides a death benefit to beneficiaries; or

•      Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.01107-15                                                                              7

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. See “INCOME PHASE” for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Maximum Early Withdrawal Charge[1]

(as a percentage of amount withdrawn, if applicable)

Applicable to Texas K-12 contracts ................................................................. 7%

Applicable to all other contracts........................................................................ 5%

Loan Interest Rate Spread (per annum)[2]......................................................... 3.0%

Loan Initiation Fee[3] .................................................................................. $100.00

In this section:

• Maximum Transaction Expenses;

• Maximum Periodic Fees and Charges;

• Fund Fees and Expenses; and

• Examples.

See “Fees” for:

• Early Withdrawal Charge Schedules;

• How, When and Why Fees are Deducted;

• Reduction, Waiver and/or Elimination of Certain Fees;

• Redemption Fees; and

• Premium and Other Taxes.

Texas K-12 contracts are voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas who became participants under the contract on or after June 1, 2002. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.

Maximum Periodic Fees and Charges
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Annual Maintenance Fee[4]

Separate Account Annual Expenses[4]

(as a percentage of average account value)

Maximum Mortality and Expense Risk Charge[5]

Maximum Administrative Expense Charge

Maximum Total Separate Account Expenses

Applicable to Texas K-12 contracts $0.00 1.25% 0.25%[6] 1.50%	Applicable to all other contracts $30.00 1.50% 0.25%[7] 1.75%

_____________

1      This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”

2      This is the difference between the rate charged and the rate credited on loans under your contract. We reserve the right to apply a loan interest rate spread between 0.0% and 3.0% per annum. Currently, the loan interest rate spread for most contracts is 2.5% per annum.  See “Loans - Charges Associated with Loans.”

3          Certain contracts that have a zero loan interest rate spread may be subject to a loan initiation fee each time a loan is taken from your account value. See “Loans - Charges Associated with Loans.”

4      These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”

5          A charge for the guaranteed death benefit, if any, is included in the mortality and expense risk charge.  See “Death Benefit.”

6      We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.

7      We only impose this charge under some contracts. See “Fees.”

*State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

PRO.01107-15                                                                              8

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Applicable to Texas K-12 Contracts		Applicable to All Other Contracts
	Minimum	Maximum	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	0.27%	1.44%	0.27%	1.65%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include transaction expenses (assuming no loans), maintenance fees (converted to a percentage of assets equal to 0.150%), separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 contracts	$960	$1,494	$2,046	$3,261	$297	$910	$1,548	$3,261

Applicable to all other contracts*	$865	$1,611	$2,378	$3,819	$358	$1,088	$1,841	$3,819

_______________

*      This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the 10th account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**    This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

PRO.01107-15                                                                              9

Minimum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 contracts	$851	$1,162	$1,487	$2,084	$180	$557	$959	$2,084

Applicable to all other contracts*	$734	$1,223	$1,739	$2,504	$220	$679	$1,165	$2,504

__________

*    This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “FEES.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the 10th account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**  This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability, or the date purchase payments were first received in the subaccounts (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976.  Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

PRO.01107-15                                                                             10

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way

Windsor, Connecticut 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”).  For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code.  See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code Sections 401(a), 401(k), 403(a), 403(b) and 457, including Roth 401(k), Roth 403(b), and Roth 457(b) plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Tax Code Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

PRO.01107-15                                                                             11

Purchasing the Contract. To purchase the contract:

•      The contract holder submits the required forms and application to the Company; and

•      We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract:

•      We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder); and

•      If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 401(k), Roth 403(b) and Roth 457(b) accounts.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the Voya Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

•      Lump-sum payments: A one-time payment to your account in the form of a transfer from a previous plan; and/or

•      Installment payments: More than one payment made over time to your account.

Contributions to Roth 401(k), Roth 403(b) or Roth 457(b) accounts must be made by after-tax salary reduction, exchange, or rollover payments (to the extent allowed by the contract) paid to us on your behalf, as permitted by the Tax Code and the plan.  Roth 401(k), Roth 403(b) and Roth 457(b) contributions will be placed in distinct accounts.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b) accounts, where each account will have its own early withdrawal charge schedule. See “Fees - Early Withdrawal Charge Schedules.”

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial purchase payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.ingretirementplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “Fees” and “Appendix III - Fixed Plus Account.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

PRO.01107-15                                                                             12

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contracts should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•      Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•      Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•      Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•      Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of plan, as follows:

•      Under 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder;

•      Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and

•      Under Non-governmental Tax-Exempt 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

Who Holds Rights Under the Contract? The terms of the annuity contract will determine who holds rights under the contracts:

•      Under some contracts, the contract holder holds all rights under the contract, but may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options; and

•      Under other contracts, including most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and most individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate.  See “FEDERAL Tax Considerations – Distributions - Eligibility - 403(b) and Roth 403(b) Plans.”

PRO.01107-15                                                                             13

For additional information about the respective rights of the contract holder and participants, see “Appendix IV.”

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund no later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s) (and your accounts may be established at different times), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

PRO.01107-15                                                                             14

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide a brief description of the funds in Appendix V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•      Mixed funding - bought for annuities and life insurance; and

•      Shared funding - bought by more than one company.

Public Funds. The following funds, which are available through the contracts, are also available to the general public:

• Alger Green Fund

• AllianzGI NFJ Large-Cap Value Fund

• Amana Growth Fund

• Amana Income Fund

• American Century Investments® Income & Growth
Fund

• American Century Investments® Inflation-Adjusted
Bond Fund

• American Funds® - Capital Income Builder®

• American Funds® - EuroPacific Growth Fund®

• American Funds® - Fundamental InvestorsSM

• American Funds® - New Perspective Fund®

• American Funds® - SMALLCAP World Fund®

• American Funds® - The Bond Fund of AmericaSM

• American Funds® - The Growth Fund of America®

• American Funds® - Washington Mutual Investors FundSM

• Ariel Fund

• Artisan International Fund

• ASTON/Fairpointe Mid Cap Fund

• Ave Maria Rising Dividend Fund

• BlackRock Health Sciences Opportunities Portfolio

• BlackRock Mid Cap Value Opportunities Fund

• Cohen & Steers Realty Shares, Inc.

• ColumbiaSM Acorn® Fund

• Columbia Diversified Equity Income Fund
• Columbia Mid Cap Value Fund

• Delaware Small Cap Value Fund

• Invesco Mid Cap Core Equity Fund

• Invesco Small Cap Value Fund

• Ivy Science and Technology Fund

• Lazard US Mid Cap Equity Portfolio

• LKCM Aquinas Growth Fund

• Loomis Sayles Small Cap Value Fund

• Metropolitan West Total Return Bond Fund

• Neuberger Berman Socially Responsive Fund®

• Nuveen U.S. Infrastructure Bond Fund

• Oppenheimer Developing Markets Fund

• Pax World Balanced Fund

• PIMCO CommodityRealReturn Strategy Fund®
• TCW Total Return Bond Fund

• Templeton Global Bond Fund

• The Hartford Capital Appreciation Fund

• The Hartford Dividend and Growth Fund

• USAA Precious Metals and Minerals Fund

• Voya Corporate Leaders 100 Fund

• Voya GNMA Income Fund

• Wells Fargo Advantage Special Small Cap Value Fund

See “FEDERAL Tax Considerations – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

PRO.01107-15                                                                             15

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:

•      During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and

•      During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•        Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;

•        Combine two or more subaccounts;

•        Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;

•        Substitute a new fund for a fund in which a subaccount currently invests.  In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.  A substitution may become necessary if, in our judgment:

>     A fund no longer suits the purposes of your contract;

>     There is a change in laws or regulations;

>     There is a change in the fund’s investment objectives or restrictions;

>     The fund is no longer available for investment; or

>     Another reason we deem a substitution is appropriate.

•        Stop selling the contract;

•        Limit or eliminate any voting rights for the separate account; or

•        Make any changes required by the 1940 Act or its rules or regulations.

PRO.01107-15                                                                             16

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For descriptions of the fixed interest options available through the contract, see “AppendiX I, APPENDIX II and APPENDIX III” and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks; and

•      Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

Furthermore, be aware that there may be:

•      Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and

•      Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment and no more than 97 during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401, 403(a) and 457(b) plans only), you may currently make a total of 97 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits.  Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

PRO.01107-15                                                                             17

FEES

The following repeats and adds to information provided in “Fee Table.” Please review both this section and “Fee Table” for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. This charge may also be referred to as a surrender charge in your contract and/or certificate/enrollment materials.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

Amount: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your individual account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total purchase payments to the individual account, or under some contracts, the maximum permitted by FINRA rules.

Early Withdrawal Charge Schedules. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).

Schedule I. This is one of two maximum early withdrawal charge schedules that may apply to contracts other than Texas K-12 contracts. It grades down to zero over a 10-year period, as shown on the next page. Some contracts have schedules that grade down to zero over fewer than 10 years.

Each contract will specify whether a schedule is based on one of the following:

• The number of years since the individual account was established;

• The number of years since the contract was established; or

• The number of completed purchase payment periods (see sidebar for definitions and terms used).

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions) and to single purchase payments (rollovers, exchanges or other one-time contributions).

Types of Fees

You may incur the following types of fees under the contract:

• Transaction Fees;

> Early Withdrawal Charge;

> Loan Interest Rate Spread and Loan Initiation Fee;

> Redemption Fees;

• Periodic Fees and Charges;

> Annual Maintenance Fee;

> Mortality and Expense Risk Charge;

> Administrative Expense Charge;

• Fund Fees and Expenses; and

• Premium and Other Taxes.

Terms to Understand in Schedules I, II and Schedule for Texas K-12 Contracts[1]:

• Account Year - a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

• Contract Year - a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.

• Purchase Payment Period (also called Contribution Period, Deposit Cycles, Purchase Payment Cycles, or Installment Payment Period under some contracts) - the period of time it takes to complete the number of installment payments expected to be made to your account over a year.

For example, if your payment frequency is every two weeks, a payment period is completed after 26 payments are made. If only 25 payments are made, the payment period is not completed until the 26th payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

____________

1   Texas K-12 contracts are voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas who became participants under the contract on or after June 1, 2002. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.

PRO.01107-15                                                                             18

Schedule I
Account Years, Contract Years, Purchase Payment Periods, Contribution Periods, Deposit Cycles, Purchase Payment Cycles or Installment Payment Periods (depending upon the contract)	Early Withdrawal Charge
Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 10 or more	5% 4% 3% 2% 0%

Schedule II. This is one of two maximum early withdrawal charge schedules that may apply to contracts other than Texas K-12 contracts. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.

Schedule II
Completed Account Years	Early Withdrawal Charge
Fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more but fewer than 8 8 or more but fewer than 9 9 or more	5% 4% 3% 2% 1% 0%

Texas K-12 Contracts. Schedule III applies to participants who enroll in Texas K-12 contracts.

Schedule III
Completed Account Years	Early Withdrawal Charge

Fewer than 1

1 or more but fewer than 2

2 or more but fewer than 3

3 or more but fewer than 4

4 or more but fewer than 5

5 or more but fewer than 6

6 or more but fewer than 7

7 or more but fewer than 8

8 or more but fewer than 9

9 or more but fewer than 10

10 or more

7.0% 6.5% 6.0% 5.5% 5.0% 4.5% 4.0% 3.5% 3.0% 2.0% 0.0%

Early Withdrawal Charge (Roth 401(k), Roth 403(b) or Roth 457(b)). Any early withdrawal charge under your contract applicable to a withdrawal of amounts attributable to a lump-sum payment or an installment payment will apply in the same manner to a withdrawal of amounts attributable to the same type of contribution to a Roth 401(k), Roth 403(b) or Roth 457(b) account, respectively, subject to the following exception.

PRO.01107-15                                                                             19

In the case of an early withdrawal charge for a participant installment account that is based upon the number of purchase payment periods (“payment periods”) completed, the number of payment periods completed for the Roth 403(b) or Roth 457(b) account will be determined independently from the number of payment periods completed for any other participant installment account of the participant, other than the following exception. When we first establish a Roth 403(b) or Roth 457(b) account or any other participant installment account for a participant, we will credit the new participant installment account the same number of purchase payments or deposits as were made, if any, to the existing participant installment account with the greatest number of purchase payments or deposits. After the new participant installment account is established under this paragraph, the number of additional payment periods credited from that point forward to a participant installment account will be based solely on the number of subsequent purchase payments or deposits, if any, made to that particular participant installment account. This may result in a different number of payment periods completed for each participant installment account.

For example, if a Roth 403(b) or Roth 457(b) installment account is established for a participant who at that time has made 23 installment payments to her pre-tax 403(b) or Roth 457(b) employee installment account, when the participant’s Roth 403(b) or Roth 457(b) installment account is initially established we will credit it with the same number of installment payments as were made to the existing account (i.e., 23). Thereafter, any future payments the participant makes to her pre-tax account will be credited toward the number of payment periods completed for that account only, while any future payments the participant makes to her Roth 403(b) or Roth 457(b) account will be credited toward the number of payment periods completed only for the Roth 403(b) or Roth 457(b) account.

Early Withdrawal Charge Waivers Under All Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reductions or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

•      Used to provide income payments during the income phase;

•      Paid because of your death before income payments begin;

•      Paid where your account value is $5,000 or less*, and no part of the account has been taken as a withdrawal, used to provide income payments, or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);

•      Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”); or

•      Taken on or after the 10th anniversary of the effective date of the account.

Early Withdrawal Charge Waivers Under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

•      Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59½ and have completed at least nine purchase payment periods;

•      Taken after you have experienced a severance of employment with your employer** (under certain contracts, the employer must provide documentation of severance to the Company);

•      Used to purchase a Voya Retirement Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

_________

*      Under some contracts this waiver applies to withdrawals paid where your account value is $3,500 or less (or $1,999 for some contracts issued in New York, or when the paid-up annuity benefit is less than $20 monthly). In addition, under some contracts, we will waive this charge as otherwise allowed by the plan for a lump-sum cashout without a participant’s consent.

**    This waiver does not apply if the severance of employment would not have qualified as a separation from service under IRS guidance prior to the enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001.

PRO.01107-15                                                                             20

•      Withdrawn from contracts used with plans under section 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year;*

•      Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder’s plan, subject to various conditions agreed to by the contract holder and the Company in writing;

•      Made because the Company terminated the account under the circumstances described in “Other Topics - Account Termination;”

•      Withdrawn for an exchange or transfer to a Tax Code Section 403(b)(7) custodial account sponsored by the Company;

•      Made for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing;

•      Due to your disability as defined by the Tax Code, if the withdrawal is paid directly to you and certified by your employer; and

•      Due to a transfer of amounts to a defined benefit governmental plan in connection with the purchase of permissive service credits under such defined benefit plan, or the repayment of a lump-sum amount previously withdrawn from such defined benefit plan, in accordance with the terms of the 403(b) plan or 457 plan, the defined benefit plan and applicable IRS guidelines.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

•      The number of participants under the plan;

•      The type and nature of the group to which a contract is issued;

•      The expected level of assets and/or cash flow under the plan;

•      Our agent’s involvement in sales activities;

•      Our sales-related expenses;

•      Distribution provisions under the plan;

•      The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

•      The level of employer involvement in determining eligibility for distributions under the contract;

•      Our assessment of financial risk to the Company relating to withdrawals; and

•      Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees, and this may include having an early withdrawal charge for some individual accounts and reducing or eliminating the early withdrawal charge for certain other individual accounts. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

__________

*  To qualify for this waiver you must be between the ages of 59½ and 70½ and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default.

PRO.01107-15                                                                             21

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, the Fixed Account or the Guaranteed Accumulation Account for contracts that have an early withdrawal charge that were issued in New York on or after March 7, 2000 under contract forms
G-CDA-99(NY) and G-CDA-01(NY).

Completed Account Years	Early Withdrawal Charge
Fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	5% 4% 3% 2% 1% 0%

Loan Interest Rate Spread and Loan Initiation Fee

For a discussion of the loan interest rate spread and the loan initiation fee, the fees and costs that may be associated with loans, please see “LOANS – Charges Associated with Loans.”

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year, during the accumulation phase, we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is deducted annually on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro rata from your account value invested in the subaccounts and fixed interest options. We may also deduct all or a portion of the maintenance fee from a Roth 401(k), Roth 403(b), or Roth 457(b) account. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

PRO.01107-15                                                                             22

Reduction or Elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

•      The size, type and nature of the group to which a contract is issued;

•      Amount of contributions to the contract;

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

•      The number of eligible participants and the program’s participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase, decrease or be eliminated from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we increase, reduce or eliminate the maintenance fee. We will make any increase, reduction or elimination according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an annual maintenance fee in excess of the maximum amount shown above and in the FEE TABLE .”

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts during the accumulation phase for Texas K-12 contracts and 1.50% annually for all other contracts. 1.25% annually of your account value invested in the subaccounts during the income phase. See “Income Phase - Charges Deducted.” We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts, namely:

•      Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits (including any guaranteed death benefits) and other payments we make to owners or beneficiaries of the accounts; and

•      Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

•      The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

•      The frequency, consistency and method of submitting payments and loan repayments;

•      The method and extent of onsite services we provide and the contract holder’s involvement in service such as enrollment and ongoing participant services;

•      The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•      The projected frequency of distributions;

PRO.01107-15                                                                             23

•      The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable;

•      Whether or not a transfer credit was selected by the plan sponsor; and

•      Whether or not the contract includes a guaranteed death benefit.

We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this charge from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This charge helps defray our cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased annually.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “Fee Table – Fund Fees and Expenses” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

PRO.01107-15                                                                             24

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.  The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, compensation paid from 12b-1 fees; and

•      Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

•      Service fees;

•      For certain share classes, compensation paid from 12b-1 fees; and

•      Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

PRO.01107-15                                                                             25

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2014, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

• Fidelity Investments®

• American Funds®

• OppenheimerFunds, Inc.

• Franklin® Templeton® Investments

• Columbia Funds

• Wells Fargo Funds Management, LLC

• PIMCO Funds

• Amana Funds

• Lord Abbett Funds

• Invesco Investments

• Pax World Funds

• Pioneer Investments

• American Century Investments®

• Calvert Funds

• BlackRock, Inc.

• Loomis Sayles Funds

• Neuberger Berman Management, Inc.

• Artisan Funds

• Ariel Mutual Funds

• Alger Funds

• USAA Funds

• Metropolitan West Funds

• Lazard Funds, Inc.

• Delaware Investments

• Cohen & Steers

• Allianz Global Investors

• Janus Funds

• Nuveen Investments

• LKCM Aquinas Funds

• Ivy Funds®

• Hartford Mutual Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2014, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings.  In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings.  In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits.  These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.  See  also “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest.  These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well.  The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment advisor.  Advisory fees will be deducted on a pro-rata basis from the subaccounts that invest in the funds used in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may be deducted on a pro rata basis from all of the funds in which the participant is invested.

PRO.01107-15                                                                             26

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•      Account dollars directed to the fixed interest options, including interest earnings to date; less

•      Any deductions from the fixed interest options (e.g., withdrawals, fees); and plus

•      The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (“AUV”). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount’s units at the preceding valuation; and minus

•      A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

PRO.01107-15                                                                             27

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution

Step 1: An investor contributes

$5,000.

Step 2:

• He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV);and

• He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 1 ||
Voya Retirement Insurance and Annuity Company
Step 2 ||
Variable Annuity Account C
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).
|| Step 3 ||
Fund A	Fund B

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and, under some contracts, the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendix I, Appendix II and Appendix III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging or asset rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

PRO.01107-15                                                                             28

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy.  We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”).  This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”).  Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity.  A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

PRO.01107-15                                                                             29

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail.  Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred.  During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible.  A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored.  We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges.  A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.  All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract.  Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

PRO.01107-15                                                                             30

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

Dollar cost averaging is not available to participants in the asset rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Asset Rebalancing Program. Under some contracts you may participate in asset rebalancing. Asset rebalancing allows you to reallocate your account value in the investments and percentages you identify. Only account values invested in the subaccounts identified may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program.  If available under your contract, you may elect the asset rebalancing program electronically at www.ingretirementplans.com, or by completing and submitting an asset rebalancing form.

Asset rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Transfers Between Individual Accounts. We may establish one or more accounts for you. As permitted by your plan and if allowed under the contract, you may transfer assets from one account to another. Any such transfer will be subject to the restrictions, conditions and limits established by your plan or set forth in the contract.

PRO.01107-15                                                                             31

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see “Withdrawal Restrictions” in this section), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal.

The contract holder, or you if permitted by the plan, must select the withdrawal amount:

• Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, maintenance fee, and redemption fees, plus the amount available for withdrawal from the Fixed Plus Account; or

• Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees, and by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited;

• Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

• Early Withdrawal Charge. See “Fees - Early Withdrawal Charge”

• Maintenance Fee. See “Fees - Annual Maintenance Fee”

• Market Value Adjustment. See “Appendix I”

• Redemption Fees. See “Fees - Redemption Fees”

• Tax Penalty. See “FEDERAL Tax Considerations”

• Tax Withholding. See “FEDERAL Tax Considerations”

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

• Properly complete a disbursement form and submit it to the address listed in “Contract Overview - Questions: Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus Account, see “Appendix III.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

•       As of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company;” or

•       On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

Reinstatement Privilege. Some contracts allow the one-time use of a reinstatement privilege. Within 30 calendar days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which became due after the withdrawal and before the reinstatement. Provided all options are available, we will

PRO.01107-15                                                                             32

reinstate in the same investment options and proportions in place at the time of withdrawal. If an investment option is no longer available, amounts to be allocated to any such option will be invested in a replacement option as directed by you or your plan sponsor, as applicable. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Accumulation Account. See “Appendix I.” Seek competent advice regarding the tax consequences associated with reinstatement.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:

•      Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:

        >     Salary reduction contributions made after December 31, 1988; and

        >     Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship;

•      Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts.  See “FEDERAL Tax Considerations – Distributions - Eligibility - 403(b) and Roth 403(b) Plans;”

•      401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship;

•      The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution;

•      If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met;

•      Participants in the Ball State University Alternate Pension Plan - The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may exchange or transfer employer account values as permitted by the plan, the Tax Code and regulations thereunder without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value exchanged or transferred in a calendar year. This waiver does not apply to an exchange or transfer of the full employer account value; and

•      Participants in the Texas Optional Retirement Program - You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law.

Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Waivers of Early Withdrawal Charge and Fixed Plus Account Full and Partial Withdrawal Provisions (for those contracts that waive these charges/restrictions upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

Employer-Directed Withdrawals. Under certain contracts, if permitted by the plan, we may, at the plan sponsor’s direction, deduct amounts from participant accounts in order to pay costs associated with a third party administrator engaged by the plan sponsor to administer the plan.

PRO.01107-15                                                                             33

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company.

Systematic distribution options currently available under the contract include the following:

• Systematic Withdrawal Option (SWO). SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan); and

• Estate Conservation Option (ECO). ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under
ECO, the Company calculates the minimum distribution amount required by law (generally at age 70½ or retirement, if later) and pays you that amount once a year.

Features of a Systematic Distributions Option

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

For certain contracts issued in the State of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Availability of Systematic Distribution Options. If not required under the plan, the Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. The plan sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers) you may revoke it at any time through a written request to the address listed in “Contract Overview - Questions: Contacting the Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL Tax Considerations.”

PRO.01107-15                                                                             34

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available from Roth 401(k) or Roth 403(b) contracts or accounts, and participant Roth 401(k) or Roth 403(b) accounts may be excluded from the amount available for loan.  Some plans restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Unless specifically permitted by the terms of your plan and supported by your plan’s administrator and record keeper, a loan is not available from your Roth 457(b) account. Absent such an exception, although your Roth 457(b) account may be included in the calculation of the amount available for loan (“lienable”), the amount of your Roth 457(b) account may not be part of a loan (“loanable”). Accordingly, the amount available for a full or partial withdrawal from a participant Roth account will not be reduced by any outstanding loan balance. Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your Roth account.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview - Questions: Contacting the Company.” Read the terms of the loan agreement before submitting any request.

Charges Associated with Loans. If you are eligible and take a loan from your account value, you may be subject to one of the following two charges associated with loans:

•      Loan Interest. Interest will be charged and credited on loan amounts. The difference between the rate charged and the rate credited on loans under your contract is called the loan interest rate spread. The loan interest rate spread for most contracts is currently 2.5%. For example, if the current interest rate charged on a loan is 6.0% and the loan interest rate spread is 2.5%, the amount of interest credited is 3.5%. The loan interest rate spread is retained by the Company. We reserve the right to apply a loan interest rate spread of between 0.0% and 3.0%; or

•      Loan Initiation Fee. Loans under certain contracts that have a 0.0% loan interest rate spread may be subject to a loan initiation fee instead. This fee will not exceed $100 per loan. The loan initiation fee will be deducted from the vested individual account value during the first month of the loan period. We reserve the right to change the fees charged for loan initiation, but not to exceed $100 per loan.

For information about whether the loan interest rate spread or the loan initiation fee is applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary):

• Under contracts issued in connection with most types of plans except most voluntary 403(b) and Roth 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary); and

• Under most group contracts issued in connection with voluntary 403(b) and Roth 403(b) plans and under individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

PRO.01107-15                                                                             35

During the Accumulation Phase

Payment Process. To request payment of the death benefit following your death:

•       The contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order;

•       The payment request should include selection of a benefit payment option; and

•       Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

•      Lump-sum payment;

•      Payment under an available income phase payment option (see “Income Phase – Income Phase Payment Options”); and

•      Payment under an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•      Leaving the account value invested in the contract; and

•      Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See “Income Phase – Income Phase Payment Options.”

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check.  For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account.  The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account.  The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature.  The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Death Benefit Options. The various death benefit options that may be made available by the Company under the contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

Account Value Death Benefit. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

PRO.01107-15                                                                             36

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Return of Purchase Payment Death Benefit. Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

•      Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•      The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order.  See the contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation Account.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain contracts, the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group contract. See “Fees - Mortality and Expense Risk Charge.”

Calculating the Value of the Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation date (the date of the next close of the NYSE) following our receipt of proof of death and a payment request in good order at the address listed in “Contract Overview – Questions: Contacting the Company,” where:

•      (a)   is the adjusted purchase payment total, which is the sum of all net purchase payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments,” below); and

•      (b)  is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable. See “Appendix I” and the Guaranteed Accumulation Account prospectus for further information regarding the MVA.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account pro rata across your current investment allocations as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in “Contract Overview – Questions: Contacting the Company.”

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in “Contract Overview – Questions: Contacting the Company.”

PRO.01107-15                                                                             37

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, plus or minus any applicable MVA, as of the next valuation following our receipt of the distribution request in good order at the address listed in “Contract Overview – Questions: Contacting the Company.”  The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received.  No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments.  The adjusted purchase payment total above is initially equal to the first purchase payment. The adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

•      A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and

•      B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

INCOME PHASE

During the income phase, you receive payments from your accumulated account value.

We may have used the following terms in prior prospectuses:

• Annuity Phase-Income Phase;

• Annuity Option-Income Phase Payment Option;

• Annuity Payment-Income Phase Payment; and

• Annuitization-Initiating Income Phase Payments.

Also, income phase payments are sometimes referred to as “annuity payments.”

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:
• Start date;

• Income phase payment option (see the income phase payment options table in this section);

• Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

• Choice of fixed or variable payments;

• Selection of an assumed net investment rate (only if variable payments are elected); and

• Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

PRO.01107-15                                                                             38

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The subaccounts available for investment during the income phase may be different than those available for investment during the accumulation phase. For information about the subaccounts available during the income phase, please contact Customer Service. The contracts may restrict how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See “Contract Overview - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payment options and is applicable to all variable income phase payment options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of up to 0.25% annually from amounts held in the subaccounts.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview - Questions: Contacting the Company.”

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check.  For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.  See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL Tax Considerations.”

PRO.01107-15                                                                             39

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the tables:

•      Annuitant: The person(s) on whose life expectancy the income phase payments are calculated; and

•      Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date. Death Benefit-None: All payments end upon the annuitant’s death.

Life Income- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income-Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

• When you select this option, you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

• 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit-None: All payments end after the death of both annuitants.

Life Income-Two Lives-Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income-Cash Refund Option (limited availability fixed payment only)

Length of Payments: For as long as the annuitant lives.

Continuing Payment: 100% of the payment to continue after the first death.

Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options(1)
Nonlifetime- Guaranteed Payments*

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least five years. In certain cases, a lump-sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

____________

*  Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.

(1) For contracts issued to the University of Illinois, the nonlifetime option is available only with fixed income phase payments.

PRO.01107-15                                                                             40

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

• Your tax position (or the tax position of the designated beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contract;

• Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

• This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

• We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

• No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

In this Section:

• Introduction;

• Taxation of Qualified Contracts;

• Possible Changes in Taxation; and

• Taxation of the Company

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code” that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (qualified contracts).  Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a), 401(k), 403(a), 403(b), or 457 of the Tax Code. Qualified contracts may also be offered in connection with qualified governmental excess benefit plans under Tax Code Section 415(m), deferred compensation plans under Tax Code Section 457(f), and bona fide severance pay plans under Tax Code Section 457(e). Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

PRO.01107-15                                                                             41

Roth Accounts.  Tax Code Section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code Section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively.  Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs.

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•      401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k) and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k) account which provides for tax-free distributions, subject to certain restrictions;

•      403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations to contribute after-tax salary contributions to a  Roth 403(b) account, which provides for tax-free distributions, subject to certain restrictions;

•      415(m) Arrangements. Section 415(m) of the Tax Code permits certain employers to provide a qualified governmental excess benefit arrangement, which may be subject to the same requirements as those applied to Tax Code Section 457(b) plans. If the Tax Code Section 415(m) arrangement is not designed to meet the requirements of Tax Code Section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code Section 451 and are generally taxable when paid or made available to you. There is no further information regarding 415(m) arrangements in this prospectus;

•      457 and Roth 457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account. The Tax Code also allows employees of certain tax-exempt 457(b) Plan employers to contribute after-tax salary contributions to a Roth 457(b) account, which provides for tax-free distributions, subject to certain restrictions; and

•      Bona Fide Severance Payment Plans. Section 457(e)(11) of the Tax Code permits an employer to establish a bona fide severance payment plan and amounts payable under the contract used with such a plan are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Tax Code, it may be determined that your plan does not qualify as a bona fide severance payment plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult a tax and/or legal adviser for guidance regarding taxation. There is no further information regarding bona fide severance payment plans in this prospectus.

Special Considerations for Section 403(b) Plans.   In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in “INVESTMENT OPTIONS - Risks of Investing in the Funds - Public Funds”. In order to qualify for favorable tax treatment under Tax Code Section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code Section 403(b), notwithstanding that contract purchase payments are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the

PRO.01107-15                                                                             42

requirements of Tax Code Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code Section 403(b). You should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Special Considerations for Section 457 Plans.  Under 457(b) plans of non-governmental employers and 457(f) plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Contract holders, participants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral.  Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the

PRO.01107-15                                                                             43

deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

401(a), 401(k), Roth 401(k), 403(a), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $53,000 (as indexed for 2015). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b) or Roth 403(b) plan to generally no more than $18,000 (2015). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $18,000 (as indexed for 2015). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or a Roth 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•      $6,000 or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Additional special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age.  Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above.  Specifically, a participant may elect to defer the larger of: twice the deferral limit ($36,000); or basic annual limit plus the amount of the base limit not used in prior year (only allowed if not using age 50 and over catch-up contributions). For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

PRO.01107-15                                                                             44

401(a), 401(k), 403(a), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that rollover distribution of a pre-tax account is reported as a taxable distribution.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal;

•      Otherwise excludable from income; or

•      Not recognized under applicable regulations as eligible for rollover.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code Section 457(f), or required to be includible under Tax Code Section 409A.  If the requirements of Tax Code Section 409A are not met, affected participants covered by the plan will be subject to:

•      Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),

•      Interest at the underpayment rate plus one percent on the underpayments, and

•      An additional penalty tax equal to 20% of the amount included in income.

10% Additional Tax.  The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), 403(a) or 403(b) plan (collectively, qualified plans), or amounts from a governmental 457(b) plan that are attributable to rollovers from qualified plans, unless certain exceptions, including one or more of the following, have occurred:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      You have separated from service with the plan sponsor at or after age 55;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code.  The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b).  A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) and Roth 457(b) account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth

PRO.01107-15                                                                             45

Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution”
from a Roth 401(k), Roth 403(b) and Roth 457(b) account is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>     The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>     If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>     The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Non-Section 457 Deferred Compensation Plans. We define a non-Section 457 deferred compensation plan to be either a deferred plan of a tax-exempt employer that is “grandfathered” and not subject to Section 457 rules, or a deferred compensation plan of a for-profit employer that is not subject to Section 457 rules. Compensation deferred under non-Section 457 deferred compensation plan is generally includible in income in the first year in which it is:

•      Paid or otherwise made available to you or your designated beneficiary; or

•      Required to be includible under Tax Code Section 409A.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:

•     Retirement;

•     Death;

•     Disability;

•     Severance from employment;

•     Attainment of normal retirement age;

•     Attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006; or

•     Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:

•     Retirement;

•     Death;

•     Attainment of age 59½;

•     Severance from employment;

•     Disability;

•     Financial hardship; or

•     Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

PRO.01107-15                                                                             46

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may only occur upon:

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship;

•     Termination of the plan (assets must be distributed within one year); or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

457(b) and Roth 457(b) Plans.  Under 457(b) and Roth 457(b) plans, distributions may not be made available to you earlier than:

•     The calendar year you attain age 70½;

•     When you experience a severance from employment; or

•     When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan sponsored by a tax exempt entity if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

457(f) Plans.  Amounts deferred under Tax Code Section 457(f) plans on or after January 1, 2005 must meet the requirements of Tax Code Section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on against accelerating payments from such plans. Section 409A also allows distributions only upon the occurrence of the following specified events:

•      Separation from service;

•      Disability;

•      Death;

•      Payment at a specified time (or under a fixed schedule) determined at the date that the deferral is made;

•      Change in control or ownership of the sponsoring employer; or

•      Unforeseeable emergency.

Amounts deferred under 457(f) plans prior to January 1, 2005 may be eligible for “grandfathered” from the application of Tax Code Section 409A, if certain requirements are met. For more information, please consult your own tax and/or legal adviser.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your contract(s) must be distributed; and

•      Distribution amounts.

PRO.01107-15                                                                             47

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

•      Under 401(a), 401(k) and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2015, your entire balance must be distributed to the designated beneficiary by December 31, 2020. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

PRO.01107-15                                                                             48

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental Employers. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers and 457(f) Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

Non-Resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers and 457(f) plans, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code Section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) - and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan.  The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account.  Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.  The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period.  This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

PRO.01107-15                                                                             49

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional.  While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code Sections 72(s) and 401(a)(9) are now available to same-sex spouses, there are still unanswered questions regarding the scope and impact of the Windsor decision at a state tax level.  Consequently, if you are married to a same-sex spouse you should contact a tax and/or legal adviser regarding spousal rights and benefits under the contract described in the Contract Prospectus and Contract Prospectus Summary and your particular tax situation.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

PRO.01107-15                                                                             50

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with Voya Financial Partners, LLC for the sale of our variable annuity contracts:

•      Voya Financial Advisors, Inc.                                         •      Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 7%.  The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 3.5% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to 0.50%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain purchase payments received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total purchase payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected.  Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

PRO.01107-15                                                                             51

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•      Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives).  These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products.  We also hold training programs from time to time at our own expense;

•      Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2014, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

• Voya Financial Advisors, Inc.

• Signator Financial Services, Inc.

• LPL Financial Corporation

• Morgan Stanley Smith Barney LLC

• American Portfolios Financial Services, Inc.

• Cetera Financial Group

• Financial Telesis Inc./Jhw Financial Services Inc.

• Lincoln Financial Advisors Corporation

• NFP Advisor Services, LLC

• PlanMember Securities Corporation

• Securities America, Inc.

• Royal Alliance Associates, Inc.

• MetLife Securities, Inc.

• Primerica Financial Services, Inc.

• NIA Securities, L.L.C.

• GWN Securities, Inc.

• Cadaret, Grant & Co., Inc.

• TFS Securities, Inc.

• NYLIFE Securities LLC

• Woodbury Financial Services, Inc.

• National Planning Corporation

• Ameriprise Financial Services, Inc.

• Northwestern Mutual Investment Services, LLC

• First Allied Securities, Inc.

• Edward D. Jones & Co., L.P.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

PRO.01107-15                                                                             52

The Agreement between the Oregon Education Association (the “OEA”) and the Company

Effective July 1, 2013, the Company and the OEA entered into an agreement in which the OEA agreed to endorse, and facilitate OEA members’ access to, the Company’s variable annuity (the “Agreement”).

Pursuant to the Agreement, the Company agrees:

•      To reimburse the OEA up to $4,000 per year for the expenses of an outside consultant hired by the OEA to review and monitor the competitiveness and performance of the Company’s variable annuity;

•      To develop and provide custom marketing materials and seminars, in addition to the normal and customary expenditures associated with the distribution and marketing of its products and services, to support OEA member education;

•      To develop a statewide program to educate the OEA’s membership about the Oregon PERS program by utilizing its established network of representatives across the State.  While one goal of the registered representative’s efforts to educate the OEA’s membership about the Oregon PERS program is financial education, it is expected that the efforts of these representatives would result, indirectly, in additional enrollment in the Company’s variable annuity; and

•      To pay for the costs of meeting rooms and appropriate refreshments for financial seminars and other presentations that the Company conducts.

The Company may also from time to time contribute to the costs incurred by the OEA in sponsoring certain union and OEA Board member functions that Company personnel are permitted to attend, although the Agreement between the OEA and the Company does not obligate the Company to make any such payments. The Company’s payments for such functions have typically not exceeded $20,000 in recent years.

Third Party Compensation Arrangements.  Please be aware that:

•      The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•      The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership.  If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•      At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards. For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

PRO.01107-15                                                                             53

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Contract Modification

We may change the contract as required by federal or state law. In addition, unless we are otherwise restricted under the terms of the contract, we may generally, upon 30 days’ written notice to the contract holder, (some contracts may require a longer notice period), make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the Roth 401(k), Roth 403(b) or Roth 457(b) accounts) as a designated Roth 403(b), Roth 401(k) or Roth 457(b) annuity contract (or account) under the Tax Code, regulations, IRS rulings and requirements.

PRO.01107-15                                                                             54

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•        Litigation.  Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•        Regulatory Matters.  As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•      On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;

•      When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; and

•      During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or other regulatory proceeding.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in “Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures,

PRO.01107-15                                                                             55

we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts, and $1,999 for some contracts issued in New York), if this value is not due to negative investment performance, and if no purchase payments have been received within the previous 12 months (36 months under some contracts issued in New York). In addition, for some contracts issued in New York, we may also terminate an individual account if the paid up annuity benefit is less than $20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	3
• Income Phase Payments	3
• Sales Material and Advertising	4
• Experts	5
• Financial Statements of the Separate Account	S-1
• Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

PRO.01107-15                                                                             56

APPENDIX I GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. This Appendix is only a summary of certain facts about the Guaranteed Accumulation Account and does not include elements of the Guaranteed Accumulation Account that do not apply to the contracts offered through this prospectus. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number listed in “Contract Overview – Questions:  Contacting the Company.”

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

•      The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

•      The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions

If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

•      Market Value Adjustment (MVA) as described in this appendix and in the Guaranteed Accumulation Account prospectus;

•      Tax Penalties and/or Tax withholding - See “FEDERAL Tax Considerations;”

•      Early Withdrawal Charge - See “Fees;” and/or

•      Maintenance Fee - See “Fees.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

PRO.01107-15                                                                             57

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:

•      If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; or

•      If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

See your Guaranteed Accumulation Account prospectus for further details.

Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•      Short-term – three years or less; and

•      Long-term – 10 years or less, but greater than three years.

At the end of a guaranteed term, the contract holder, or you if permitted, may:

•      Transfer dollars to a new guaranteed term;

•      Transfer dollars to other available investment options; or

•      Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes that were withheld may also not be refunded, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-200435.

PRO.01107-15                                                                             58

APPENDIX II FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the State of New York under some contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract.  We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

•      The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and

•      The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees - Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either: (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

PRO.01107-15                                                                             59

By notifying us at the address listed in “Contract Overview - Questions: Contacting the Company” at least 30 days before income phase payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed Account.

PRO.01107-15                                                                             60

APPENDIX III FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the State of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the 10th year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each 12 month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company” or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

PRO.01107-15                                                                             61

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder and the following requirements are satisfied:

•      The hardship is certified (required under most contracts);

•      The partial withdrawal is taken proportionally from each investment option in which your account invests;

•      The amount is paid directly to you; and

•      The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:

•      The employer certifies you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);

•      The amount withdrawn is paid directly to you; and

•      The amount paid for all partial and full withdrawals due to severance from employment during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Under some contracts, the percentage limit may be waived for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:

•      One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

•      One-fourth of the remaining Fixed Plus Account value 12 months later;

•      One-third of the remaining Fixed Plus Account value 12 months later;

•      One-half of the remaining Fixed Plus Account value 12 months later; and

•      The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

•      Due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);

•      Due to your death during the accumulation phase (some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or

•      When the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the State of New York or, under some contracts, within the prior calendar year).

PRO.01107-15                                                                             62

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

•      Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:

        >     The hardship is certified by the employer;

        >     The amount is paid directly to you; and

        >     The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New York);

•      For any in-service distributions permitted by the plan and the following conditions are met:

      >     The distribution has been certified by the employer;

      >     The amount distributed is paid directly to you; and

      >     The amount paid for all such withdrawals during the previous 12 months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New York);

•      Due to your separation from service with the employer, provided that all the following apply*:

      >     The employer certifies that you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);

      >     The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and

      >     Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period;

•      If you are at least age 59½ and, if applicable, have completed nine payment periods;

•      If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts); or

•      For certain contracts issued in the State of New York, due to your disability as described in the Tax Code if all of the following conditions are met:

      >     The disability is certified by the employer or otherwise documented in a form acceptable to us; and

      >     The amount is paid directly to you.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company,” or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

______________

*  Instead of the provisions under the 3rd bullet above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

    •  The employer certifies that you have separated from service;

    •  We receive the withdrawal request within 60 days of the date of separation; and

    •  You pay a 3% charge based on the entire Fixed Plus Account value.

    If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

PRO.01107-15                                                                             63

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “Contract Purchase and Participation - Transfer Credits.” The transfer credit is a specified percentage of the assets or other specified amount that is transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company. We apply the transfer credit to the current value held in the Fixed Plus Account.

PRO.01107-15                                                                             64

APPENDIX IV PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT

For Plans Under Section 403(b), 401 or 403(a) of the Tax Code, including Roth 403(b) and Roth 401(k) (Except Most Voluntary Section 403(b) Plans)*

The employer has adopted a plan under Tax Code Sections 403(b), Roth 403(b), 401(a), 401(k), Roth 401(k) or 403(a) (“Plan”) and has purchased an Voya Retirement Insurance and Annuity Company (the “Company”) group variable annuity contract (“contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an employee account, and by the employer to an employer account .

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the contract holder, as the participant’s agent for the purposes of all transactions under the contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

•      The participant owns the value of his/her employee account subject to the restrictions of Tax Code Sections 403(b), 401(a), 401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Tax Code Section 403(b), 401(a), 401(k) or 403(a), the participant has ownership in the value of his/her employer account.

•      The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company.

•      The employer may permit the participant to make investment selections under the employee account and/or the employer account directly with the Company under the terms of the contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the contract.

•      On behalf of the participant, the employer may request a loan in accordance with the terms of the contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

•      In the event of the participant’s death, the employer is the named beneficiary under the terms of the contract. The participant has the right to name a personal beneficiary as determined under the terms of the Plan and file that beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

__________

*     Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate.  See “FEDERAL Tax Considerations – Distributions - Eligibility - 403(b) and Roth 403(b) Plans.”  See the contract or your certificate (if applicable) to determine who holds rights under the contract.

PRO.01107-15                                                                             65

APPENDIX V FUND DESCRIPTIONS

Certain funds offered under the contracts have limited availability as follows:

• Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Global Research Portfolio, Janus Aspen Janus Portfolio, Oppenheimer Global Fund/VA and Oppenheimer Global Strategic Income Fund/VA are only available to a limited number of participants who did not participate in the fund substitution during April, 2005.

• American Century Investments® Income & Growth Fund is only available to plans offering the fund prior to May 1, 2002.

• The following funds are not available to all plans: AllianzGI NFJ Large-Cap Value Fund, Fidelity® VIP Mid Cap Portfolio, LKCM Aquinas Growth Fund, The Hartford Capital Appreciation Fund and The Hartford Dividend and Growth Fund. Availability is subject to Company and/or plan sponsor approval.

• Fidelity® VIP Overseas Portfolio is only available to plans offering the fund prior to May 1, 2004.

• Class Z shares of the ColumbiaSM Acorn® Fund and Columbia Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.

• Loomis Sayles Small Cap Value Fund is only available to plans offering the fund prior to September 15, 2008.

• Columbia Diversified Equity Income Fund is only available to plans offering the fund prior to January 1, 2011 or that have approved the fund as an investment prior to that date and have invested in the fund by March 31, 2011.

• Oppenheimer Developing Markets Fund is only available to plans offering the fund prior to April 12, 2013.

• VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the fund prior to the close of business on February 7, 2014.

List of Fund Name Changes

New Fund Name	Former Fund Name
Nuveen U.S. Infrastructure Bond Fund	Nuveen U.S. Infrastructure Income Fund

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview – Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

PRO.01107-15                                                                             66

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Alger Green Fund Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
AllianzGI NFJ Large-Cap Value Fund Investment Adviser: Allianz Global Investors Fund Management LLC Subadviser: NFJ Investment Group LLC (“NFJ”)	Seeks long-term growth of capital and income.
Amana Growth Fund Investment Adviser: Saturna Capital Corporation	Seeks long-term capital growth, consistent with Islamic principles.
Amana Income Fund Investment Adviser: Saturna Capital Corporation	Seeks current income and preservation of capital, consistent with Islamic principles.
American Century Investments® Income & Growth Fund Investment Adviser: American Century Investment Management, Inc.	Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.
American Century Investments® Inflation-Adjusted Bond Fund Investment Adviser: American Century Investment Management, Inc.	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
American Funds® - Capital Income Builder® Investment Adviser: Capital Research and Management CompanySM

Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

American Funds® - EuroPacific Growth Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® - Fundamental InvestorsSM Investment Adviser: Capital Research and Management CompanySM	Seeks to achieve long-term growth of capital and income.
American Funds® - New Perspective Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital. Future income is a secondary objective.
American Funds® - SMALLCAP World Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® - The Bond Fund of AmericaSM Investment Adviser: Capital Research and Management CompanySM	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds® - The Growth Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide growth of capital.

PRO.01107-15                                                                             67

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds® - Washington Mutual Investors FundSM Investment Adviser: Capital Research and Management CompanySM	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Ariel Fund Investment Adviser: Ariel Investments, LLC	Pursues long-term capital appreciation.
Artisan International Fund Investment Adviser: Artisan Partners Limited Partnership	Seeks maximum long-term capital growth.
ASTON/Fairpointe Mid Cap Fund Investment Adviser: Aston Asset Management, LP Subadviser: Fairpointe Capital LLC	Seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
Ave Maria Rising Dividend Fund Investment Adviser: Schwartz Investment Counsel, Inc.	Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
BlackRock Health Sciences Opportunities Portfolio Investment Adviser: BlackRock Advisers, LLC	A non-diversified portfolio that seeks long-term growth of capital.
BlackRock Mid Cap Value Opportunities Fund Investment Adviser: BlackRock Advisors, LLC	Seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Investment Management, Inc.

A non-diversified portfolio that seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria including financial, sustainability and social responsibility factors.

Cohen & Steers Realty Shares, Inc. Investment Adviser: Cohen & Steers Capital Management, Inc.	A non-diversified fund that seeks total return through investment in real estate securities.
ColumbiaSM Acorn® Fund Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Columbia Diversified Equity Income Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with a high level of current income and as a secondary objective, steady growth of capital.
Columbia Mid Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks long-term capital appreciation.

PRO.01107-15                                                                             68

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Delaware Small Cap Value Fund Investment Adviser: Delaware Management Company	Seeks capital appreciation.
Fidelity® VIP Contrafund® Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: : FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Fidelity® VIP Growth Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks to achieve capital appreciation.
Fidelity® VIP Mid Cap Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term growth of capital.
Fidelity® VIP Overseas Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term growth of capital.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Advisory Services, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Invesco Mid Cap Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Invesco Small Cap Value Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long term growth of capital.
Invesco V.I. American Franchise Fund Investment Adviser: Invesco Advisers, Inc.	Seeks capital growth.
Invesco V.I. Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.

PRO.01107-15                                                                             69

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Ivy Science and Technology Fund Investment Adviser: Ivy Investment Management Company	Seeks to provide growth of capital.
Janus Aspen Balanced Portfolio Investment Adviser: Janus Capital Management LLC	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Enterprise Portfolio Investment Adviser: Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Flexible Bond Portfolio Investment Adviser: Janus Capital Management LLC	Seeks to obtain maximum total return, consistent with preservation of capital.
Janus Aspen Global Research Portfolio Investment Adviser: Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Janus Portfolio Investment Adviser: Janus Capital Management LLC	Seeks long-term growth of capital.
Lazard US Mid Cap Equity Portfolio Investment Adviser: Lazard Asset Management LLC	Seeks long-term capital appreciation.
LKCM Aquinas Growth Fund Investment Adviser: Luther King Capital Management Corporation	Seeks to maximize long-term capital appreciation.
Loomis Sayles Small Cap Value Fund Investment Adviser: Loomis, Sayles & Company, L.P.	Seeks long-term capital growth from investment in common stocks or other equity securities.
Lord Abbett Series Fund Mid Cap Stock Portfolio Investment Adviser: Lord, Abbett & Co. LLC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Metropolitan West Total Return Bond Fund Investment Adviser: Metropolitan West Asset Management, LLC	Seeks to maximize long-term total return.
Neuberger Berman Socially Responsive Fund® Investment Adviser: Neuberger Berman Management LLC Subadviser: Neuberger Berman LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.
Nuveen U.S. Infrastructure Bond Fund Investment Adviser: Nuveen Funds Advisors, LLC Subadviser: Nuveen Asset Management, LLC	Seeks current income consistent with limited risk to capital.
Oppenheimer Developing Markets Fund Investment Adviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer Global Fund/VA Investment Adviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.

PRO.01107-15                                                                             70

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Oppenheimer Global Strategic Income Fund/VA Investment Adviser: OppenheimerFunds, Inc.	The Fund seeks total return.
Oppenheimer Main Street Small Cap Fund®/VA Investment Adviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Pax World Balanced Fund Investment Adviser: Pax World Management LLC	Seeks income and conservation of principal and secondarily long-term growth of capital.
PIMCO CommodityRealReturn Strategy Fund® Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with prudent investment management.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer Emerging Markets VCT Portfolio Investment Adviser: Pioneer Investment Management, Inc.	Seeks long-term growth of capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.
Pioneer High Yield VCT Portfolio Investment Adviser: Pioneer Investment Management, Inc.	Seeks to maximize total return by investing in below-investment-grade debt securities and preferred securities.
TCW Total Return Bond Fund Investment Adviser: TCW Investment Management Company	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.
Templeton Global Bond Fund Investment Adviser: Franklin Advisers, Inc.	Seeks current income with capital appreciation and growth of income.
The Hartford Capital Appreciation Fund Investment Adviser: Hartford Funds Management Company, LLC (HFMC) Subadviser: Wellington Management Company, LLP	Seeks growth of capital.
The Hartford Dividend and Growth Fund Investment Adviser: Hartford Funds Management Company, LLC (HFMC) Subadviser: Wellington Management Company, LLP	Seeks a high level of current income consistent with growth of capital.
USAA Precious Metals and Minerals Fund Investment Adviser: USAA Asset Management Company	A non-diversified fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.
Voya Aggregate Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.

PRO.01107-15                                                                             71

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Corporate Leaders 100 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the S&P 500® Index.
Voya Global Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Perspectives Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya Global Value Advantage Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya GNMA Income Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.

Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500 Index, while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s MidCap 400 Index, while maintaining a market level of risk.

PRO.01107-15                                                                             72

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index, while maintaining a market level of risk.
Voya Index Solution 2015 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2025 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2035 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2045 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2055 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRO.01107-15                                                                             73

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Money Market Portfolio*

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

*There is no guarantee that the Voya Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Voya Multi-Manager Large Cap Core Portfolio

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.

PRO.01107-15                                                                             74

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution 2015 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2025 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2045 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.01107-15                                                                             75

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2055 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution Balanced Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.
Voya Solution Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Solution Moderately Conservative Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Barclays U.S. Aggregate Bond Index.
Voya U.S. Stock Index Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.

PRO.01107-15                                                                             76

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Baron Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.
VY® Clarion Real Estate Portfolio Investment Adviser: Directed Services LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Directed Services LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio Investment Adviser: Directed Services LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.

VY® FMR® Diversified Mid Cap Portfolio*

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

* FMR® is a registered service mark of Fidelity Management & Research Company. Used with permission.

Seeks long-term growth of capital.
VY® Invesco Comstock Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.

PRO.01107-15                                                                             77

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
VY® Oppenheimer Global Portfolio Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.

PRO.01107-15                                                                             78

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Templeton Foreign Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
VY® Templeton Global Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.
Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wells Fargo Advantage Special Small Cap Value Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Wells Capital Management Incorporated	Seeks long-term capital appreciation.

APPENDIX VI
CONDENSED FINANCIAL INFORMATION

INDEX
Table 1 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 1
With Total Separate Account Charges of 0.00% Effective April 1, 2005
Table 2 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 10
With Total Separate Account Charges of 0.00% Effective July 18, 2008
Table 3 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 20
With Total Separate Account Charges of 0.10%
Table 4 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 29
With Total Separate Account Charges of 0.15%
Table 5 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 31
With Total Separate Account Charges of 0.25%
Table 6 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 39
With Total Separate Account Charges of 0.30%
Table 7 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 50
With Total Separate Account Charges of 0.35%
Table 8 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 56
With Total Separate Account Charges of 0.40%
Table 9 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 67
With Total Separate Account Charges of 0.45%
Table 10 – For Certain Optional Retirement Product Contracts With Total Separate Account	CFI 74
Charges of 0.45% Issued Beginning in October, 2012
Table 11 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 79
With Total Separate Account Charges of 0.50%
Table 12 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 91
With Total Separate Account Charges of 0.55%
Table 13 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With	CFI 100
Total Separate Account Charges that Changed to 0.55% Effective December 16, 2003
Table 14 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 104
With Total Separate Account Charges of 0.60%
Table 15 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 114
With Total Separate Account Charges of 0.65%
Table 16 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 125
With Total Separate Account Charges of 0.70%
Table 17 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 135
With Total Separate Account Charges of 0.75%
Table 18 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 146
With Total Separate Account Charges of 0.80%
Table 19 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 157
With Total Separate Account Charges of 0.85%
Table 20 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 167
With Total Separate Account Charges of 0.90%
Table 21 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 177
With Total Separate Account Charges of 0.90% Effective December 16, 2008

PRO.01107-15

i

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)

Table 22 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 187
With Total Separate Account Charges of 0.95%

Table 23 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 197
With Total Separate Account Charges of 1.00%

Table 24 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 208
With Total Separate Account Charges of 1.05%

Table 25 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 218
With Total Separate Account Charges of 1.10%

Table 26 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 228
With Total Separate Account Charges of 1.15%

Table 27 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 238
With Total Separate Account Charges of 1.20%

Table 28 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 248
With Total Separate Account Charges of 1.25%

Table 29 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 258
With Total Separate Account Charges of 1.30%

Table 30 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 267
With Total Separate Account Charges of 1.35%

Table 31 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 276
With Total Separate Account Charges of 1.40%

Table 32 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 285
With Total Separate Account Charges of 1.45%

Table 33 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 294
With Total Separate Account Charges of 1.50%

Table 34 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 303
With Total Separate Account Charges of 1.25%

Table 35 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 314
Issued June 30, 1993 With Total Separate Account Charges of 1.25%

Table 36 – For Contracts Issued Under 403(b) Plans or 401(a) Plans With Total	CFI 317
Separate Account Charges of 1.40%

Table 37 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 324
With Total Separate Account Charges of 1.50% (including a 0.25% Administrative Expense
Charge Beginning April 7, 1997)

Table 38 – For Contracts Containing Limits on Fees Issued Under 403(b) Plans	CFI 333
and Deferred Compensation Plans

Table 39 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 340
of 0.00% Effective January 4, 2005

Table 40 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 344
of 0.05% Effective September 10, 2007

Table 41 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 347
of 0.25%

Table 42 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 358
of 0.30%

PRO.01107-15

ii

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)

Table 43 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 361
of 0.40%
Table 44 - For Deferred Compensation Contracts With Total Separate Account Charges	CFI 372
of 0.45%
Table 45 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 372
of 0.50%
Table 46 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 376
of 0.75%
Table 47 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 385
of 0.80%
Table 48 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 392
of 0.80% Effective March 1, 2007
Table 49 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 403
of 0.95% Effective December 16, 1996
Table 50 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 411
of 0.95% Effective March 20, 2008
Table 51 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 418
of 1.25%
Table 52 – For Contracts Issued to Pennsylvania ARP With Differing Total Separate	CFI 427
Account Charges
Table 53 – For Certain Subaccounts Beginning in or after February 2014 in Contracts with Total	CFI 431
Separate Account Charges of 0.10%
Table 54 – For Certain Subaccounts Beginning in or after October 2014 in Contracts with Total	CFI 431
Separate Account Charges of 0.40%
Table 55 – For Certain Subaccounts Beginning in or after August 2014 in Contracts with Total	CFI 431
Separate Account Charges of 1.05%
Table 56 – For Certain Subaccounts Beginning in or after August 2014 in Contracts with Total	CFI 432
Separate Account Charges of 1.15%

PRO.01107-15

iii

APPENDIX VI
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2014, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2014, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2014 are not reflected in the following information.

TABLE 1

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE APRIL 1, 2005 (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.99	$15.58	$13.56	$14.31	$13.06	$11.56
Value at end of period	$22.00	$20.99	$15.58	$13.56	$14.31	$13.06
Number of accumulation units outstanding at end of period	30	16	0	0	0	72
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$15.14	$12.33	$11.09	$11.30	$10.30
Value at end of period	$17.27	$15.14	$12.33	$11.09	$11.30
Number of accumulation units outstanding at end of period	10,223	13,259	9,767	8,321	7,388
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.46	$13.71	$12.85	$11.37	$10.78	$10.87
Value at end of period	$12.79	$12.46	$13.71	$12.85	$11.37	$10.78
Number of accumulation units outstanding at end of period	7,010	8,235	5,494	4,742	4,534	3,425
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2013)
Value at beginning of period	$18.57	$13.28
Value at end of period	$20.37	$18.57
Number of accumulation units outstanding at end of period	392	206
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$19.16	$16.23	$14.69	$14.05	$12.53	$10.00	$13.80
Value at end of period	$21.00	$19.16	$16.23	$14.69	$14.05	$12.53	$10.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	913	786
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during May 2010)
Value at beginning of period	$13.15	$10.05	$8.74	$9.21	$7.68
Value at end of period	$14.70	$13.15	$10.05	$8.74	$9.21
Number of accumulation units outstanding at end of period	7,730	7,892	9,299	5,950	5,579
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2008)
Value at beginning of period	$15.02	$11.11	$9.54	$9.97	$8.11	$6.13	$6.56
Value at end of period	$16.82	$15.02	$11.11	$9.54	$9.97	$8.11	$6.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,776	1,777

CFI 1

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during October 2006)
Value at beginning of period	$22.67	$18.86	$15.82	$18.31	$16.74	$12.03	$20.24	$17.03	$15.73
Value at end of period	$22.06	$22.67	$18.86	$15.82	$18.31	$16.74	$12.03	$20.24	$17.03
Number of accumulation units outstanding at end of period	75,119	74,786	72,179	65,836	62,986	39,259	24,302	214	9
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2007)
Value at beginning of period	$32.97	$25.12	$21.57	$22.13	$18.88	$13.91	$24.20	$20.61
Value at end of period	$36.91	$32.97	$25.12	$21.57	$22.13	$18.88	$13.91	$24.20
Number of accumulation units outstanding at end of period	9,909	11,292	9,581	7,915	7,128	61,287	48,835	1,151
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2006)
Value at beginning of period	$22.29	$17.40	$14.83	$14.69	$12.76	$9.80	$17.08	$16.82	$16.47
Value at end of period	$24.24	$22.29	$17.40	$14.83	$14.69	$12.76	$9.80	$17.08	$16.82
Number of accumulation units outstanding at end of period	338	504	504	525	430	30,022	25,571	32	2
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$22.34	$16.39	$14.29	$14.26	$11.48	$8.95	$14.98
Value at end of period	$24.87	$22.34	$16.39	$14.29	$14.26	$11.48	$8.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	32,323	29,446
FIDELITY® VIP MID CAP PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.88	$13.12	$11.43	$12.78	$11.99	$8.56	$14.13	$12.22	$11.33
Value at end of period	$19.00	$17.88	$13.12	$11.43	$12.78	$11.99	$8.56	$14.13	$12.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,163,340	935,268	705,726	446,101
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$19.36	$14.84	$12.29	$14.84	$13.12	$10.37	$16.12
Value at end of period	$17.79	$19.36	$14.84	$12.29	$14.84	$13.12	$10.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,619	3,366
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during February 2007)
Value at beginning of period	$32.84	$24.11	$20.36	$21.16	$16.50	$12.78	$19.07	$20.77
Value at end of period	$33.03	$32.84	$24.11	$20.36	$21.16	$16.50	$12.78	$19.07
Number of accumulation units outstanding at end of period	588	588	588	588	355	1,574	1,668	185
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during May 2010)
Value at beginning of period	$14.11	$10.73	$9.17	$9.35	$7.82
Value at end of period	$15.37	$14.11	$10.73	$9.17	$9.35
Number of accumulation units outstanding at end of period	92,095	88,803	99,581	100,900	115,080
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.60	$14.40	$13.04	$13.91	$12.36	$11.04
Value at end of period	$19.44	$18.60	$14.40	$13.04	$13.91	$12.36
Number of accumulation units outstanding at end of period	0	0	32,489	42,143	45,029	92
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$17.12	$13.24	$11.63	$11.64	$10.62	$8.28	$11.07
Value at end of period	$18.51	$17.12	$13.24	$11.63	$11.64	$10.62	$8.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	593	386

CFI 2

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.13	$9.15	$8.68	$9.22	$7.49	$5.42	$8.81	$9.76
Value at end of period	$13.82	$12.13	$9.15	$8.68	$9.22	$7.49	$5.42	$8.81
Number of accumulation units outstanding at end of period	1,071	2,037	2,037	858	467	312	127	27
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during February 2008)
Value at beginning of period	$22.11	$16.97	$14.81	$15.43	$12.30	$9.72	$14.68
Value at end of period	$24.66	$22.11	$16.97	$14.81	$15.43	$12.30	$9.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	9,018	6,444
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.74	$12.13	$10.95	$11.30	$9.22	$7.07	$10.78
Value at end of period	$18.46	$16.74	$12.13	$10.95	$11.30	$9.22	$7.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	125	220
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during March 2007)
Value at beginning of period	$24.03	$18.95	$15.69	$16.99	$15.07	$10.97	$17.64	$15.53
Value at end of period	$24.79	$24.03	$18.95	$15.69	$16.99	$15.07	$10.97	$17.64
Number of accumulation units outstanding at end of period	47,907	48,060	47,991	51,749	51,754	1,195	902	192
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during February 2007)
Value at beginning of period	$92.59	$85.45	$70.71	$86.33	$67.99	$37.41	$71.98	$54.52
Value at end of period	$88.14	$92.59	$85.45	$70.71	$86.33	$67.99	$37.41	$71.98
Number of accumulation units outstanding at end of period	2,077	1,845	1,808	7,549	6,673	3,446	2,188	474
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2008)
Value at beginning of period	$23.00	$16.31	$13.83	$14.14	$11.46	$8.35	$12.24
Value at end of period	$25.75	$23.00	$16.31	$13.83	$14.14	$11.46	$8.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	176	519
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.04	$14.64	$13.16	$13.40	$11.98	$9.87	$14.25	$14.30
Value at end of period	$18.40	$17.04	$14.64	$13.16	$13.40	$11.98	$9.87	$14.25
Number of accumulation units outstanding at end of period	808	900	765	764	597	2,130	1,771
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.22	$17.87	$16.43	$14.71	$13.61	$11.50	$12.37	$11.19	$11.36
Value at end of period	$16.72	$16.22	$17.87	$16.43	$14.71	$13.61	$11.50	$12.37	$11.19
Number of accumulation units outstanding at end of period	29,449	29,651	41,991	39,096	32,929	39,533	24,275	35	6
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.13	$9.31	$8.32	$10.86	$9.37	$5.36	$12.84	$12.93
Value at end of period	$7.98	$9.13	$9.31	$8.32	$10.86	$9.37	$5.36	$12.84
Number of accumulation units outstanding at end of period	72	173	1,007	1,006	764	3,202	2,894	1,349
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$19.66	$17.55	$15.12	$15.38	$13.03	$8.12	$10.66
Value at end of period	$19.68	$19.66	$17.55	$15.12	$15.38	$13.03	$8.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	178	151

CFI 3

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.26	$11.02	$9.03	$10.54	$8.44	$7.34
Value at end of period	$14.52	$14.26	$11.02	$9.03	$10.54	$8.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	78
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2006)
Value at beginning of period	$35.87	$35.09	$30.30	$31.04	$27.54	$23.17	$21.80	$19.67	$18.74
Value at end of period	$36.44	$35.87	$35.09	$30.30	$31.04	$27.54	$23.17	$21.80	$19.67
Number of accumulation units outstanding at end of period	14,327	16,388	7,079	9,630	7,008	5,067	3,054	240	5
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during January 2007)
Value at beginning of period	$21.64	$16.17	$13.42	$14.10	$12.56	$9.34	$15.32	$13.79
Value at end of period	$23.65	$21.64	$16.17	$13.42	$14.10	$12.56	$9.34	$15.32
Number of accumulation units outstanding at end of period	134,124	135,064	143,334	189,151	195,015	27,350	18,493	1,593
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.01	$18.35	$17.01	$16.48	$15.32	$13.60	$14.10
Value at end of period	$18.94	$18.01	$18.35	$17.01	$16.48	$15.32	$13.60
Number of accumulation units outstanding at end of period	74,883	83,604	80,342	73,385	62,119	33,406	5,932
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$20.93	$17.93	$15.78	$15.99	$14.01	$11.75	$15.47
Value at end of period	$22.23	$20.93	$17.93	$15.78	$15.99	$14.01	$11.75
Number of accumulation units outstanding at end of period	0	0	0	0	0	39,493	41,539
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.44	$15.89	$14.91	$14.37	$12.26	$10.08	$12.08	$10.97	$10.55
Value at end of period	$15.51	$15.44	$15.89	$14.91	$14.37	$12.26	$10.08	$12.08	$10.97
Number of accumulation units outstanding at end of period	3,931	3,776	20,162	16,133	14,394	12,134	10,513	424	8
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.51	$11.89	$12.24	$13.47	$11.08	$8.06	$12.39
Value at end of period	$11.92	$13.51	$11.89	$12.24	$13.47	$11.08	$8.06
Number of accumulation units outstanding at end of period	22	3	0	0	0	2,231	10,362
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.51	$12.64	$10.92	$10.95	$9.59	$7.36	$10.51
Value at end of period	$18.28	$16.51	$12.64	$10.92	$10.95	$9.59	$7.36
Number of accumulation units outstanding at end of period	1,118	1,109	0	0	0	72,289	74,349
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$19.70	$18.65	$16.36	$15.66	$13.71	$9.18	$11.85	$11.52	$11.15
Value at end of period	$19.93	$19.70	$18.65	$16.36	$15.66	$13.71	$9.18	$11.85	$11.52
Number of accumulation units outstanding at end of period	0	0	0	1,280	1,226	1,103	696	49	16
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$20.51	$15.43	$13.48	$13.50	$11.84	$9.61	$13.66
Value at end of period	$23.36	$20.51	$15.43	$13.48	$13.50	$11.84	$9.61
Number of accumulation units outstanding at end of period	20	20	20	20	464	67,432	64,140

CFI 4

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$42.09	$31.28	$26.58	$26.88	$22.05	$16.74	$26.82	$27.91
Value at end of period	$46.11	$42.09	$31.28	$26.58	$26.88	$22.05	$16.74	$26.82
Number of accumulation units outstanding at end of period	3,953	3,885	3,885	3,885	2,914	25,268	22,053	2
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$30.95	$21.69	$19.30	$19.44	$15.83	$12.68	$19.08	$22.35
Value at end of period	$32.63	$30.95	$21.69	$19.30	$19.44	$15.83	$12.68	$19.08
Number of accumulation units outstanding at end of period	32	32	32	32	37	3,738	3,269	22
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$22.62	$22.64	$20.70	$19.25	$17.52	$15.71	$17.16	$16.19	$15.55	$15.10
Value at end of period	$24.12	$22.62	$22.64	$20.70	$19.25	$17.52	$15.71	$17.16	$16.19	$15.55
Number of accumulation units outstanding at end of period	1,872	1,886	2,361	2,121	1,814	10,985	26,354	13,376	4	212,583
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.42	$8.58	$7.22	$8.23	$7.63	$6.99
Value at end of period	$9.80	$10.42	$8.58	$7.22	$8.23	$7.63
Number of accumulation units outstanding at end of period	669	669	669	732	1,247	6,087
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$18.26	$15.06	$12.63	$14.85	$14.49	$11.39	$19.91	$18.72
Value at end of period	$17.36	$18.26	$15.06	$12.63	$14.85	$14.49	$11.39	$19.91
Number of accumulation units outstanding at end of period	426	387	298	191	125	4,699	3,539	2
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.15	$12.33	$10.44	$10.34
Value at end of period	$18.35	$16.15	$12.33	$10.44
Number of accumulation units outstanding at end of period	9,702	9,863	7,831	3,845
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.59	$10.38	$9.05	$8.75	$7.33	$6.50	$8.95
Value at end of period	$14.96	$13.59	$10.38	$9.05	$8.75	$7.33	$6.50
Number of accumulation units outstanding at end of period	2,285	8,946	3,383	3,303	2,358	6,902	5,503
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$27.69	$20.98	$18.37	$18.47	$14.17	$10.02	$14.66
Value at end of period	$30.14	$27.69	$20.98	$18.37	$18.47	$14.17	$10.02
Number of accumulation units outstanding at end of period	27,274	27,592	23,390	32,870	31,948	866	879
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.60	$14.60	$14.59	$14.59	$14.55	$14.51	$14.13	$13.44	$12.81	$12.51
Value at end of period	$14.60	$14.60	$14.60	$14.59	$14.59	$14.55	$14.51	$14.13	$13.44	$12.81
Number of accumulation units outstanding at end of period	35,244	25,081	21,295	19,951	16,121	20,347	16,516	2,879	23	256,425
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.99	$11.48	$10.39	$10.85	$9.34	$7.51	$11.47	$10.88	$10.31
Value at end of period	$17.29	$14.99	$11.48	$10.39	$10.85	$9.34	$7.51	$11.47	$10.88
Number of accumulation units outstanding at end of period	541	540	536	558	594	3,892	2,956	62	6

CFI 5

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.45	$17.01	$14.86	$14.26	$12.64	$10.72
Value at end of period	$25.39	$22.45	$17.01	$14.86	$14.26	$12.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,537
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.51	$10.99	$9.51	$9.27	$8.26	$6.99
Value at end of period	$16.39	$14.51	$10.99	$9.51	$9.27	$8.26
Number of accumulation units outstanding at end of period	4,504	1,655	997	685	625	538
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.31	$15.45	$13.33	$13.25	$11.92	$10.08
Value at end of period	$22.79	$20.31	$15.45	$13.33	$13.25	$11.92
Number of accumulation units outstanding at end of period	1,056	1,056	1,056	1,078	985	842
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.78	$18.37	$15.91	$16.26	$12.92	$11.44
Value at end of period	$27.53	$24.78	$18.37	$15.91	$16.26	$12.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	166
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.12	$12.02	$10.27	$10.46	$8.36	$5.96	$8.96
Value at end of period	$18.17	$16.12	$12.02	$10.27	$10.46	$8.36	$5.96
Number of accumulation units outstanding at end of period	50,063	46,839	3,035	4	0	125	126
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$17.34	$12.50	$10.86
Value at end of period	$18.20	$17.34	$12.50
Number of accumulation units outstanding at end of period	1,147	718	75
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$19.22	$13.82	$12.00	$11.90	$8.99	$6.86	$9.96
Value at end of period	$20.30	$19.22	$13.82	$12.00	$11.90	$8.99	$6.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	145	117
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$37.03	$26.88	$23.47	$24.07	$19.35	$15.17	$20.39
Value at end of period	$39.45	$37.03	$26.88	$23.47	$24.07	$19.35	$15.17
Number of accumulation units outstanding at end of period	0	4	4	3	0	9,558	8,605
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$15.00	$13.75	$12.33	$12.42	$11.17	$9.13	$12.48	$11.93	$11.81
Value at end of period	$15.86	$15.00	$13.75	$12.33	$12.42	$11.17	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	7,047	9,247	13,586	14,576	11,920	4,089	1,918	30	2
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.69	$13.48	$11.89	$12.27	$10.78	$8.57	$12.11
Value at end of period	$16.56	$15.69	$13.48	$11.89	$12.27	$10.78	$8.57
Number of accumulation units outstanding at end of period	42,176	32,683	23,050	29,662	30,054	22,242	24,076

CFI 6

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$16.41	$13.64	$11.85	$12.42	$10.84	$8.45	$13.41	$12.97
Value at end of period	$17.35	$16.41	$13.64	$11.85	$12.42	$10.84	$8.45	$13.41
Number of accumulation units outstanding at end of period	32,913	29,847	27,806	26,751	26,022	18,214	14,316	4
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.82	$13.63	$11.80	$12.44	$10.81	$8.32	$13.84	$12.92
Value at end of period	$17.85	$16.82	$13.63	$11.80	$12.44	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	31,082	28,288	23,353	17,756	11,916	8,010	4,131	66
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2012)
Value at beginning of period	$15.73	$12.73	$11.99
Value at end of period	$16.71	$15.73	$12.73
Number of accumulation units outstanding at end of period	2,296	1,641	101
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.81	$13.84	$12.61	$12.57	$11.47	$9.78	$11.64
Value at end of period	$15.66	$14.81	$13.84	$12.61	$12.57	$11.47	$9.78
Number of accumulation units outstanding at end of period	5,365	5,873	6,605	6,979	4,526	1,578	285
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$19.84	$17.69	$15.75	$15.48	$13.94	$11.82	$15.47	$14.62	$14.13
Value at end of period	$21.15	$19.84	$17.69	$15.75	$15.48	$13.94	$11.82	$15.47	$14.62
Number of accumulation units outstanding at end of period	182	547	1,286	1,083	796	6,374	5,534	2	13
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2006)
Value at beginning of period	$18.00	$14.70	$12.79	$13.17	$11.65	$9.30	$14.55	$13.85	$13.86
Value at end of period	$19.18	$18.00	$14.70	$12.79	$13.17	$11.65	$9.30	$14.55	$13.85
Number of accumulation units outstanding at end of period	3,560	3,840	4,085	4,084	3,167	5,281	8,393	23	1
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$18.49	$15.86	$13.96	$14.04	$12.53	$10.29	$14.80	$14.03	$13.30
Value at end of period	$19.73	$18.49	$15.86	$13.96	$14.04	$12.53	$10.29	$14.80	$14.03
Number of accumulation units outstanding at end of period	2,232	2,232	2,285	2,285	2,177	1,790	1,798	408	71
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.52	$12.85	$12.37	$11.54	$10.87	$10.27	$10.25
Value at end of period	$13.24	$12.52	$12.85	$12.37	$11.54	$10.87	$10.27
Number of accumulation units outstanding at end of period	137	91	43	0	0	740	740
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$19.93	$15.09	$13.03	$12.80	$11.16	$8.84	$13.75
Value at end of period	$22.59	$19.93	$15.09	$13.03	$12.80	$11.16	$8.84
Number of accumulation units outstanding at end of period	63,131	70,259	64,337	70,526	70,111	27	27
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$29.16	$22.20	$19.08	$19.70	$16.14	$11.90	$16.20	$17.81
Value at end of period	$32.79	$29.16	$22.20	$19.08	$19.70	$16.14	$11.90	$16.20
Number of accumulation units outstanding at end of period	5,502	5,250	4,753	3,587	3,390	1,705	297	59

CFI 7

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$33.52	$24.14	$20.17	$19.73	$15.60	$11.54	$19.64	$18.54
Value at end of period	$34.97	$33.52	$24.14	$20.17	$19.73	$15.60	$11.54	$19.64
Number of accumulation units outstanding at end of period	11,372	12,371	9,971	5,324	5,533	6,743	5,483	198
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.02	$12.52	$9.93	$10.47	$9.00	$6.73	$9.75
Value at end of period	$14.85	$13.02	$12.52	$9.93	$10.47	$9.00	$6.73
Number of accumulation units outstanding at end of period	14,643	14,903	15,331	8,673	6,606	1,674	1,809
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.09	$13.80	$11.95	$10.91	$8.52	$6.27	$10.20	$13.11
Value at end of period	$18.29	$14.09	$13.80	$11.95	$10.91	$8.52	$6.27	$10.20
Number of accumulation units outstanding at end of period	1,286	1,151	971	776	307	3,941	3,411	8
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$29.32	$21.76	$19.38	$20.33	$18.15	$13.79	$21.84
Value at end of period	$33.07	$29.32	$21.76	$19.38	$20.33	$18.15	$13.79
Number of accumulation units outstanding at end of period	907	907	914	934	803	645	339
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$16.74	$11.96	$10.48	$10.77	$8.59	$6.89	$6.28
Value at end of period	$17.47	$16.74	$11.96	$10.48	$10.77	$8.59	$6.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	87	12
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$23.06	$16.96	$14.79	$16.61	$12.94	$9.30	$15.28	$15.09
Value at end of period	$24.45	$23.06	$16.96	$14.79	$16.61	$12.94	$9.30	$15.28
Number of accumulation units outstanding at end of period	13,787	12,600	13,130	11,971	9,824	2,260	836	30
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$21.90	$16.23	$13.67	$13.97	$12.13	$9.44	$13.91
Value at end of period	$23.91	$21.90	$16.23	$13.67	$13.97	$12.13	$9.44
Number of accumulation units outstanding at end of period	295	295	295	316	244	7,922	6,993
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.56	$14.85	$13.17	$13.31	$11.85	$9.66	$12.03
Value at end of period	$20.22	$18.56	$14.85	$13.17	$13.31	$11.85	$9.66
Number of accumulation units outstanding at end of period	38,752	50,848	58,225	63,615	79,129	29,674	26,806
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$18.79	$14.04	$12.25	$12.52	$11.13	$8.98	$13.25	$13.66
Value at end of period	$20.69	$18.79	$14.04	$12.25	$12.52	$11.13	$8.98	$13.25
Number of accumulation units outstanding at end of period	70,161	75,690	69,418	80,383	82,146	6,875	3,216	153
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$23.46	$24.89	$20.90	$25.57	$21.25	$12.39	$22.36
Value at end of period	$23.68	$23.46	$24.89	$20.90	$25.57	$21.25	$12.39
Number of accumulation units outstanding at end of period	30	15	0	0	0	7,915	234

CFI 8

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$31.20	$23.72	$19.76	$19.41	$15.78	$12.56	$18.34
Value at end of period	$35.87	$31.20	$23.72	$19.76	$19.41	$15.78	$12.56
Number of accumulation units outstanding at end of period	15,142	13,102	4,120	3,462	3,668	665	980
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$24.02	$17.29	$14.57	$14.76	$11.65	$9.15	$13.06	$14.35
Value at end of period	$26.03	$24.02	$17.29	$14.57	$14.76	$11.65	$9.15	$13.06
Number of accumulation units outstanding at end of period	26,790	22,539	21,844	24,334	21,177	481	256	1
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2007)
Value at beginning of period	$21.19	$16.01	$13.70	$14.91	$12.85	$9.20	$15.42	$13.92
Value at end of period	$21.68	$21.19	$16.01	$13.70	$14.91	$12.85	$9.20	$15.42
Number of accumulation units outstanding at end of period	554	2,383	2,368	2,346	1,849	63,263	62,671	412
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2006)
Value at beginning of period	$20.60	$18.34	$15.78	$15.89	$13.35	$7.99	$11.32	$10.66	$10.61
Value at end of period	$20.67	$20.60	$18.34	$15.78	$15.89	$13.35	$7.99	$11.32	$10.66
Number of accumulation units outstanding at end of period	3,262	3,564	3,557	3,674	3,170	12,891	1,301	469	2
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$20.92	$17.12	$14.95	$14.53	$12.75	$9.57	$13.20	$13.63
Value at end of period	$23.46	$20.92	$17.12	$14.95	$14.53	$12.75	$9.57	$13.20
Number of accumulation units outstanding at end of period	2,692	1,975	1,374	7,933	4,990	11,024	6,953	2,556
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.21	$17.17	$14.79	$15.35	$11.95	$8.16	$14.35	$14.81
Value at end of period	$25.96	$23.21	$17.17	$14.79	$15.35	$11.95	$8.16	$14.35
Number of accumulation units outstanding at end of period	300	300	300	422	367	26,279	24,514	17
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$26.63	$20.53	$17.51	$17.67	$15.37	$12.30	$19.12	$18.88
Value at end of period	$28.61	$26.63	$20.53	$17.51	$17.67	$15.37	$12.30	$19.12
Number of accumulation units outstanding at end of period	1,642	1,635	1,629	2,366	2,000	8,093	7,323	165
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2007)
Value at beginning of period	$28.12	$20.19	$16.98	$17.17	$14.69	$10.28	$17.78	$16.33
Value at end of period	$30.57	$28.12	$20.19	$16.98	$17.17	$14.69	$10.28	$17.78
Number of accumulation units outstanding at end of period	30,218	23,359	23,853	3,066	2,370	23,974	21,905	44
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$17.64	$15.43	$12.99	$14.82	$13.02	$9.46	$18.74	$15.64
Value at end of period	$17.44	$17.64	$15.43	$12.99	$14.82	$13.02	$9.46	$18.74
Number of accumulation units outstanding at end of period	36	106	106	126	122	1,592	1,282	97
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.48	$9.55	$8.03	$9.13	$8.38	$6.34	$10.21
Value at end of period	$10.73	$11.48	$9.55	$8.03	$9.13	$8.38	$6.34
Number of accumulation units outstanding at end of period	7,697	6,279	5,788	3,736	2,865	7,800	6,547

CFI 9

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.73	$11.28	$9.26	$9.82	$9.11	$6.89	$9.58
Value at end of period	$14.32	$14.73	$11.28	$9.26	$9.82	$9.11	$6.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	104	85
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.66	$11.16	$9.18	$10.75	$8.61	$5.75	$10.57	$11.18
Value at end of period	$13.06	$13.66	$11.16	$9.18	$10.75	$8.61	$5.75	$10.57
Number of accumulation units outstanding at end of period	1,000	865	461	124	141	621	107	3,030
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$23.40	$17.39	$14.68	$17.83	$14.09	$8.48	$16.64	$18.02
Value at end of period	$24.14	$23.40	$17.39	$14.68	$17.83	$14.09	$8.48	$16.64
Number of accumulation units outstanding at end of period	536	536	536	536	448	3,723	1,437	47
WANGER USA
(Funds were first received in this option during February 2010)
Value at beginning of period	$24.20	$18.09	$15.07	$15.62	$11.75
Value at end of period	$25.36	$24.20	$18.09	$15.07	$15.62
Number of accumulation units outstanding at end of period	9,488	15,133	10,196	6,417	4,496
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during February 2008)
Value at beginning of period	$19.78	$15.01	$13.34	$12.47	$11.00	$9.25	$12.72
Value at end of period	$21.99	$19.78	$15.01	$13.34	$12.47	$11.00	$9.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,623	1,206

TABLE 2

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JULY 18, 2008 (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.99	$15.58	$13.56	$14.31	$13.06	$11.47
Value at end of period	$22.00	$20.99	$15.58	$13.56	$14.31	$13.06
Number of accumulation units outstanding at end of period	2,156	2,091	2,022	1,803	1,724	1,647
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.14	$12.33	$11.09	$11.30	$9.74	$8.05
Value at end of period	$17.27	$15.14	$12.33	$11.09	$11.30	$9.74
Number of accumulation units outstanding at end of period	10,475	10,380	11,665	11,176	6,036	3,043
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.33	$12.59	$11.48	$11.26	$10.04	$9.51
Value at end of period	$17.82	$16.33	$12.59	$11.48	$11.26	$10.04
Number of accumulation units outstanding at end of period	14,770	17,314	17,225	18,983	16,394	8,559

CFI 10

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.46	$13.71	$12.85	$11.37	$10.78	$10.50
Value at end of period	$12.79	$12.46	$13.71	$12.85	$11.37	$10.78
Number of accumulation units outstanding at end of period	5,142	4,999	5,586	23,329	1,164	8,924
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2010)
Value at beginning of period	$17.96	$12.41	$10.31	$11.63	$9.24
Value at end of period	$19.92	$17.96	$12.41	$10.31	$11.63
Number of accumulation units outstanding at end of period	928	1,097	885	814	521
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.08	$9.65	$7.70	$8.30	$7.84	$5.61	$5.61
Value at end of period	$11.96	$12.08	$9.65	$7.70	$8.30	$7.84	$5.61
Number of accumulation units outstanding at end of period	4,967	5,129	4,327	196	140	91	48
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.57	$12.85	$11.04	$12.48
Value at end of period	$20.37	$18.57	$12.85	$11.04
Number of accumulation units outstanding at end of period	1,814	1,327	285	232
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during April 2010)
Value at beginning of period	$23.94	$17.96	$15.87	$15.96	$14.36
Value at end of period	$25.47	$23.94	$17.96	$15.87	$15.96
Number of accumulation units outstanding at end of period	1,355	967	1,227	1,650	1,187
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.02	$11.03	$9.99	$9.55	$8.52	$6.80	$9.15
Value at end of period	$14.27	$13.02	$11.03	$9.99	$9.55	$8.52	$6.80
Number of accumulation units outstanding at end of period	51,178	50,226	52,517	52,865	56,142	55,182	57,872
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during April 2012)
Value at beginning of period	$11.37	$11.03	$10.52
Value at end of period	$14.81	$11.37	$11.03
Number of accumulation units outstanding at end of period	5,612	370	260
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.15	$10.05	$8.74	$9.21	$7.92	$7.27
Value at end of period	$14.70	$13.15	$10.05	$8.74	$9.21	$7.92
Number of accumulation units outstanding at end of period	6,004	5,697	5,310	4,410	2,793	2,644
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2014)
Value at beginning of period	$17.00
Value at end of period	$16.82
Number of accumulation units outstanding at end of period	411
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.10	$9.24	$7.75	$8.97	$8.20	$5.89	$8.65
Value at end of period	$10.81	$11.10	$9.24	$7.75	$8.97	$8.20	$5.89
Number of accumulation units outstanding at end of period	97,140	99,340	98,181	104,663	88,902	69,774	72,953

CFI 11

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.40	$10.21	$8.77	$9.00	$7.67	$5.65	$8.35
Value at end of period	$15.00	$13.40	$10.21	$8.77	$9.00	$7.67	$5.65
Number of accumulation units outstanding at end of period	218,518	240,616	241,975	254,058	282,632	323,173	324,267
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.46	$9.73	$8.29	$8.21	$7.13	$5.48	$8.01
Value at end of period	$13.55	$12.46	$9.73	$8.29	$8.21	$7.13	$5.48
Number of accumulation units outstanding at end of period	27,030	33,017	32,755	41,556	51,841	55,982	65,062
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.87	$9.44	$8.23	$8.22	$6.62	$5.16	$8.37
Value at end of period	$14.33	$12.87	$9.44	$8.23	$8.22	$6.62	$5.16
Number of accumulation units outstanding at end of period	95,909	105,228	107,067	117,742	135,781	145,772	159,855
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.29	$7.89	$6.53	$7.89	$6.97	$5.51	$8.45
Value at end of period	$9.46	$10.29	$7.89	$6.53	$7.89	$6.97	$5.51
Number of accumulation units outstanding at end of period	18,739	18,310	18,804	18,577	17,807	17,684	20,252
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.33	$11.99	$10.13	$10.52	$8.21	$6.35	$8.99
Value at end of period	$16.42	$16.33	$11.99	$10.13	$10.52	$8.21	$6.35
Number of accumulation units outstanding at end of period	36,399	37,992	34,173	36,623	28,417	14,398	5,531
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.11	$10.73	$9.17	$9.35	$8.20	$6.15	$9.14
Value at end of period	$15.37	$14.11	$10.73	$9.17	$9.35	$8.20	$6.15
Number of accumulation units outstanding at end of period	13,656	13,680	12,517	9,583	5,265	4,246	1,185
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.84	$36.28	$37.21
Value at end of period	$55.13	$50.84	$36.28
Number of accumulation units outstanding at end of period	606	579	557
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.21	$11.00	$9.66	$9.66	$8.82	$6.87	$9.14
Value at end of period	$15.37	$14.21	$11.00	$9.66	$9.66	$8.82	$6.87
Number of accumulation units outstanding at end of period	524	626	626	24,961	26,419	27,508	25,941
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.76	$9.63	$9.13	$9.70	$8.54
Value at end of period	$14.54	$12.76	$9.63	$9.13	$9.70
Number of accumulation units outstanding at end of period	239	218	194	164	137
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$17.86	$13.17	$11.35	$11.56	$9.27	$5.88
Value at end of period	$18.76	$17.86	$13.17	$11.35	$11.56	$9.27
Number of accumulation units outstanding at end of period	1,826	1,724	1,633	1,533	223	147

CFI 12

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.04	$10.00	$8.73	$9.10	$7.25	$5.73	$7.94
Value at end of period	$14.54	$13.04	$10.00	$8.73	$9.10	$7.25	$5.73
Number of accumulation units outstanding at end of period	12,976	12,751	12,253	11,650	12,026	11,642	10,613
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.48	$10.50	$9.47	$9.77	$7.97	$6.12	$9.02
Value at end of period	$15.97	$14.48	$10.50	$9.47	$9.77	$7.97	$6.12
Number of accumulation units outstanding at end of period	2,334	2,151	2,399	2,075	1,386	0	338
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.43	$10.60	$8.77	$9.50	$8.43	$6.13	$8.79
Value at end of period	$13.86	$13.43	$10.60	$8.77	$9.50	$8.43	$6.13
Number of accumulation units outstanding at end of period	12,436	11,963	11,547	11,187	8,670	8,157	7,495
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.68	$11.70	$9.68	$11.82	$9.31	$5.12	$8.50
Value at end of period	$12.07	$12.68	$11.70	$9.68	$11.82	$9.31	$5.12
Number of accumulation units outstanding at end of period	32,396	31,914	35,186	35,113	46,006	71,820	43,082
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.17	$11.47	$9.72	$9.94	$8.06	$5.87	$8.51
Value at end of period	$18.11	$16.17	$11.47	$9.72	$9.94	$8.06	$5.87
Number of accumulation units outstanding at end of period	7,279	7,808	7,014	6,524	6,402	6,145	5,307
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.93	$10.25	$9.21	$9.38	$8.39	$6.91	$9.08
Value at end of period	$12.88	$11.93	$10.25	$9.21	$9.38	$8.39	$6.91
Number of accumulation units outstanding at end of period	398	407	235	6,756	6,064	5,167	4,333
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.49	$14.86	$13.66	$12.24	$11.32	$9.56	$10.66
Value at end of period	$13.91	$13.49	$14.86	$13.66	$12.24	$11.32	$9.56
Number of accumulation units outstanding at end of period	15,745	19,433	24,687	33,361	18,202	18,459	12,630
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.02	$7.17	$6.40	$8.35	$7.21	$4.13	$8.22
Value at end of period	$6.14	$7.02	$7.17	$6.40	$8.35	$7.21	$4.13
Number of accumulation units outstanding at end of period	730	2,315	2,180	4,150	3,429	16,886	9,162
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.38	$13.73	$11.83	$12.03	$10.19	$6.35	$9.43
Value at end of period	$15.39	$15.38	$13.73	$11.83	$12.03	$10.19	$6.35
Number of accumulation units outstanding at end of period	6,680	6,659	6,830	6,614	6,589	14,622	6,072
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.26	$11.02	$9.03	$10.54	$8.44	$7.34
Value at end of period	$14.52	$14.26	$11.02	$9.03	$10.54	$8.44
Number of accumulation units outstanding at end of period	4,039	1,690	1,805	76	76	85

CFI 13

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.44	$16.08	$13.88	$14.22	$12.62	$10.62	$10.24
Value at end of period	$16.69	$16.44	$16.08	$13.88	$14.22	$12.62	$10.62
Number of accumulation units outstanding at end of period	27,645	29,871	31,633	30,169	31,462	24,558	29,682
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.94	$12.18	$11.50	$10.80	$10.07	$8.77	$8.70
Value at end of period	$12.60	$11.94	$12.18	$11.50	$10.80	$10.07	$8.77
Number of accumulation units outstanding at end of period	1,966	578	527	669	917	4,467	5
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.73	$10.26	$8.51	$8.95	$7.97	$5.92	$8.73
Value at end of period	$15.00	$13.73	$10.26	$8.51	$8.95	$7.97	$5.92
Number of accumulation units outstanding at end of period	39,543	49,895	49,206	53,689	60,605	60,196	48,285
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$3.76	$7.74	$8.80	$10.71
Value at end of period	$3.44	$3.76	$7.74	$8.80
Number of accumulation units outstanding at end of period	1,692	1,752	1,471	63
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.50	$13.76	$12.75	$12.35	$11.48	$10.20	$10.03
Value at end of period	$14.20	$13.50	$13.76	$12.75	$12.35	$11.48	$10.20
Number of accumulation units outstanding at end of period	63,836	85,222	92,500	81,562	80,560	61,745	27,751
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.74	$10.92	$9.61	$9.74	$8.53	$7.16	$8.99
Value at end of period	$13.53	$12.74	$10.92	$9.61	$9.74	$8.53	$7.16
Number of accumulation units outstanding at end of period	138,290	138,634	120,624	119,673	121,867	149,676	207,841
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.90	$13.44	$12.45	$12.01	$10.37	$8.53	$10.20
Value at end of period	$12.96	$12.90	$13.44	$12.45	$12.01	$10.37	$8.53
Number of accumulation units outstanding at end of period	35,445	38,989	49,319	45,989	48,040	46,923	40,880
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.09	$8.88	$9.14	$10.06	$8.27	$6.01	$10.11
Value at end of period	$8.90	$10.09	$8.88	$9.14	$10.06	$8.27	$6.01
Number of accumulation units outstanding at end of period	6,022	9,147	20,337	25,343	22,029	27,262	28,762
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.71	$10.50	$9.07	$9.09	$7.96	$6.12	$8.55
Value at end of period	$15.18	$13.71	$10.50	$9.07	$9.09	$7.96	$6.12
Number of accumulation units outstanding at end of period	379,460	431,133	374,044	385,420	425,772	447,140	479,365
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.51	$15.64	$13.71	$13.13	$11.49	$7.69	$9.51
Value at end of period	$16.71	$16.51	$15.64	$13.71	$13.13	$11.49	$7.69
Number of accumulation units outstanding at end of period	6,990	7,053	7,906	5,355	3,888	3,694	5,710

CFI 14

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.22	$9.95	$8.69	$8.70	$7.63	$6.20	$8.38
Value at end of period	$15.06	$13.22	$9.95	$8.69	$8.70	$7.63	$6.20
Number of accumulation units outstanding at end of period	145,794	152,944	153,342	141,118	156,506	188,882	209,655
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.19	$11.29	$9.59	$9.70	$7.96	$6.04	$8.88
Value at end of period	$16.64	$15.19	$11.29	$9.59	$9.70	$7.96	$6.04
Number of accumulation units outstanding at end of period	71,260	88,567	90,639	100,862	108,330	120,490	120,898
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.15	$10.62	$9.45	$9.52	$7.75	$6.21	$8.43
Value at end of period	$15.97	$15.15	$10.62	$9.45	$9.52	$7.75	$6.21
Number of accumulation units outstanding at end of period	52,904	52,445	54,463	60,077	65,493	73,885	84,620
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.32	$13.33	$12.19	$11.33	$10.32	$9.25	$9.83
Value at end of period	$14.20	$13.32	$13.33	$12.19	$11.33	$10.32	$9.25
Number of accumulation units outstanding at end of period	94,548	91,054	98,333	105,331	109,267	123,769	143,974
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.42	$8.58	$7.22	$8.23	$7.63	$6.99
Value at end of period	$9.80	$10.42	$8.58	$7.22	$8.23	$7.63
Number of accumulation units outstanding at end of period	10,940	10,254	2,880	2,713	2,761	2,015
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.11	$7.52	$6.31	$7.41	$7.23	$5.69	$8.48
Value at end of period	$8.66	$9.11	$7.52	$6.31	$7.41	$7.23	$5.69
Number of accumulation units outstanding at end of period	18,554	15,748	14,430	13,745	14,469	14,326	16,933
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.15	$12.33	$10.44	$10.34
Value at end of period	$18.35	$16.15	$12.33	$10.44
Number of accumulation units outstanding at end of period	118,698	87,123	90,959	82,588
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.08	$10.76	$9.38	$9.06	$7.59	$6.74	$8.79
Value at end of period	$15.50	$14.08	$10.76	$9.38	$9.06	$7.59	$6.74
Number of accumulation units outstanding at end of period	27,737	19,369	19,245	18,949	11,929	9,581	12,213
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.62	$13.35	$11.69	$11.75	$9.02	$6.37	$9.34
Value at end of period	$19.18	$17.62	$13.35	$11.69	$11.75	$9.02	$6.37
Number of accumulation units outstanding at end of period	31,184	30,387	25,486	22,859	26,750	12,540	13,942
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.42	$10.42	$10.42	$10.42	$10.39	$10.36	$10.27
Value at end of period	$10.43	$10.42	$10.42	$10.42	$10.42	$10.39	$10.36
Number of accumulation units outstanding at end of period	53,242	50,446	45,828	68,239	74,008	75,330	97,099

CFI 15

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.76	$9.76	$8.83	$9.23	$7.95	$6.39	$8.71
Value at end of period	$14.71	$12.76	$9.76	$8.83	$9.23	$7.95	$6.39
Number of accumulation units outstanding at end of period	2,287	6,467	8,228	4,582	4,408	4,361	4,181
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.45	$17.01	$14.86	$14.26	$12.64	$10.72
Value at end of period	$25.39	$22.45	$17.01	$14.86	$14.26	$12.64
Number of accumulation units outstanding at end of period	15,693	9,731	9,207	1,546	6,343	1,648
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.51	$10.99	$9.51	$9.27	$8.26	$6.68	$8.42
Value at end of period	$16.39	$14.51	$10.99	$9.51	$9.27	$8.26	$6.68
Number of accumulation units outstanding at end of period	1,640	2,559	4,944	2,557	5,311	3,960	3,911
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.31	$15.45	$13.33	$13.25	$11.92	$10.08
Value at end of period	$22.79	$20.31	$15.45	$13.33	$13.25	$11.92
Number of accumulation units outstanding at end of period	12,743	4,718	4,993	5,579	751	490
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.78	$18.37	$15.91	$16.26	$12.92	$11.44
Value at end of period	$27.53	$24.78	$18.37	$15.91	$16.26	$12.92
Number of accumulation units outstanding at end of period	1,754	1,755	1,748	1,734	1,815	1,989
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2011)
Value at beginning of period	$16.12	$12.02	$10.27	$9.30
Value at end of period	$18.17	$16.12	$12.02	$10.27
Number of accumulation units outstanding at end of period	9,822	2,765	682	362
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.34	$12.50	$10.77	$11.21	$10.08
Value at end of period	$18.20	$17.34	$12.50	$10.77	$11.21
Number of accumulation units outstanding at end of period	1,331	1,304	837	838	838
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.77	$12.78	$11.10	$11.00	$8.31	$6.34	$9.09
Value at end of period	$18.77	$17.77	$12.78	$11.10	$11.00	$8.31	$6.34
Number of accumulation units outstanding at end of period	476	288	288	0	11,109	0	282
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.14	$11.71	$10.23	$10.49	$8.43	$6.61	$9.02
Value at end of period	$17.19	$16.14	$11.71	$10.23	$10.49	$8.43	$6.61
Number of accumulation units outstanding at end of period	29,534	31,624	32,853	39,333	46,093	49,521	45,373
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.82	$10.83	$9.71	$9.79	$8.80	$7.19	$9.08
Value at end of period	$12.50	$11.82	$10.83	$9.71	$9.79	$8.80	$7.19
Number of accumulation units outstanding at end of period	8,679	2,977	3,918	2,709	2,014	1,633	3,865

CFI 16

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.81	$10.15	$8.95	$9.23	$8.12	$6.45	$8.71
Value at end of period	$12.47	$11.81	$10.15	$8.95	$9.23	$8.12	$6.45
Number of accumulation units outstanding at end of period	7,498	6,934	30,128	38,964	36,058	35,287	5,926
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.91	$9.89	$8.60	$9.01	$7.87	$6.13	$8.53
Value at end of period	$12.58	$11.91	$9.89	$8.60	$9.01	$7.87	$6.13
Number of accumulation units outstanding at end of period	2,332	27,484	27,049	24,808	26,581	23,235	24,052
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.81	$9.56	$8.28	$8.73	$7.58	$5.84	$8.43
Value at end of period	$12.53	$11.81	$9.56	$8.28	$8.73	$7.58	$5.84
Number of accumulation units outstanding at end of period	15,438	14,064	10,218	8,279	6,491	4,877	5,051
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$12.55	$12.08
Value at end of period	$13.27	$12.55
Number of accumulation units outstanding at end of period	0	1,366
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.82	$11.44	$10.19	$10.01	$9.01	$7.64	$9.22
Value at end of period	$13.67	$12.82	$11.44	$10.19	$10.01	$9.01	$7.64
Number of accumulation units outstanding at end of period	2,786	2,701	2,496	2,340	2,189	2,025	2,700
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.22	$9.99	$8.68	$8.95	$7.91	$6.32	$8.63
Value at end of period	$13.03	$12.22	$9.99	$8.68	$8.95	$7.91	$6.32
Number of accumulation units outstanding at end of period	12,311	14,852	14,805	17,840	18,817	21,181	25,964
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.41	$10.65	$9.37	$9.43	$8.41	$6.91	$8.87
Value at end of period	$13.24	$12.41	$10.65	$9.37	$9.43	$8.41	$6.91
Number of accumulation units outstanding at end of period	18,565	18,875	15,095	14,467	13,919	13,436	26,032
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.52	$12.85	$12.37	$11.54	$10.87	$10.27	$9.86
Value at end of period	$13.24	$12.52	$12.85	$12.37	$11.54	$10.87	$10.27
Number of accumulation units outstanding at end of period	6,655	1,616	1,499	1,113	539	168	168
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.20	$13.09	$11.25	$11.62	$9.52	$7.02	$8.80
Value at end of period	$19.34	$17.20	$13.09	$11.25	$11.62	$9.52	$7.02
Number of accumulation units outstanding at end of period	3,196	3,587	3,523	3,295	5,600	3,911	11,028
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.50	$11.88	$9.93	$9.71	$7.68	$5.68	$8.16
Value at end of period	$17.21	$16.50	$11.88	$9.93	$9.71	$7.68	$5.68
Number of accumulation units outstanding at end of period	3,440	3,377	3,259	3,155	4,609	4,529	6,052

CFI 17

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.02	$12.52	$9.93	$10.47	$9.00	$6.73	$9.75
Value at end of period	$14.85	$13.02	$12.52	$9.93	$10.47	$9.00	$6.73
Number of accumulation units outstanding at end of period	5,311	4,997	7,307	3,374	3,368	2,537	2,086
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.01	$11.76	$10.18	$9.30	$7.27	$5.35	$8.36
Value at end of period	$15.59	$12.01	$11.76	$10.18	$9.30	$7.27	$5.35
Number of accumulation units outstanding at end of period	13,078	6,560	6,519	15,603	12,919	1,374	12,492
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.66	$9.40	$8.37	$8.78	$7.84	$5.96	$8.50
Value at end of period	$14.29	$12.66	$9.40	$8.37	$8.78	$7.84	$5.96
Number of accumulation units outstanding at end of period	1,831	3,970	3,774	3,779	3,935	3,941	5,436
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$15.26	$10.90	$9.55	$9.81	$8.92
Value at end of period	$15.92	$15.26	$10.90	$9.55	$9.81
Number of accumulation units outstanding at end of period	830	830	830	829	830
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.73	$10.83	$9.45	$10.61	$8.26	$5.94	$8.91
Value at end of period	$15.62	$14.73	$10.83	$9.45	$10.61	$8.26	$5.94
Number of accumulation units outstanding at end of period	252	252	252	252	8,190	252	252
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.05	$10.40	$8.77	$8.96	$7.78	$6.05	$8.12
Value at end of period	$15.33	$14.05	$10.40	$8.77	$8.96	$7.78	$6.05
Number of accumulation units outstanding at end of period	44,281	49,428	41,401	42,419	45,383	50,780	62,696
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.42	$11.54	$10.23	$10.34	$9.21	$7.51	$8.95
Value at end of period	$15.71	$14.42	$11.54	$10.23	$10.34	$9.21	$7.51
Number of accumulation units outstanding at end of period	59,988	67,772	66,464	81,359	90,750	97,347	105,356
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.80	$10.30	$8.99	$9.19	$8.17	$6.59	$8.50
Value at end of period	$15.19	$13.80	$10.30	$8.99	$9.19	$8.17	$6.59
Number of accumulation units outstanding at end of period	5,192	4,885	4,508	3,880	8,554	8,058	6,919
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.29	$9.86	$8.28	$10.13	$8.42	$4.91	$8.36
Value at end of period	$9.38	$9.29	$9.86	$8.28	$10.13	$8.42	$4.91
Number of accumulation units outstanding at end of period	817	935	866	2,060	3,561	14,026	13,398
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.23	$12.34	$10.28	$10.09	$8.21	$6.53	$8.72
Value at end of period	$18.66	$16.23	$12.34	$10.28	$10.09	$8.21	$6.53
Number of accumulation units outstanding at end of period	6,752	5,916	2,618	1,291	2,223	4,474	4,123

CFI 18

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.25	$12.41	$10.46	$10.60	$8.37	$6.57	$8.83
Value at end of period	$18.69	$17.25	$12.41	$10.46	$10.60	$8.37	$6.57
Number of accumulation units outstanding at end of period	1,163	1,163	1,588	1,662	1,663	1,669	1,175
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.26	$10.43	$8.57	$9.33	$8.04	$5.76	$8.26
Value at end of period	$13.56	$13.26	$10.43	$8.57	$9.33	$8.04	$5.76
Number of accumulation units outstanding at end of period	199,040	222,892	230,183	251,434	297,679	328,746	358,220
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.93	$15.96	$13.74	$13.84	$11.62	$6.96	$9.54
Value at end of period	$17.99	$17.93	$15.96	$13.74	$13.84	$11.62	$6.96
Number of accumulation units outstanding at end of period	6,433	6,244	6,160	12,344	8,249	6,907	26
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.62	$12.78	$11.16	$10.85	$9.52	$7.14	$9.41
Value at end of period	$17.52	$15.62	$12.78	$11.16	$10.85	$9.52	$7.14
Number of accumulation units outstanding at end of period	64,420	69,825	65,786	68,165	65,198	37,188	17,769
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.79	$11.68	$10.06	$10.44	$8.13	$5.55	$8.93
Value at end of period	$17.66	$15.79	$11.68	$10.06	$10.44	$8.13	$5.55
Number of accumulation units outstanding at end of period	105,463	128,535	134,939	156,105	164,714	185,936	192,210
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.53	$10.43	$8.90	$8.98	$7.81	$6.25	$8.33
Value at end of period	$14.54	$13.53	$10.43	$8.90	$8.98	$7.81	$6.25
Number of accumulation units outstanding at end of period	17,098	23,842	18,517	17,708	17,804	25,413	16,189
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.46	$11.10	$9.34	$9.44	$8.08	$5.65	$8.52
Value at end of period	$16.80	$15.46	$11.10	$9.34	$9.44	$8.08	$5.65
Number of accumulation units outstanding at end of period	57,957	70,040	68,451	67,183	76,054	78,945	75,353
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.22	$8.06	$6.79	$7.75	$6.81	$4.95	$8.25
Value at end of period	$9.12	$9.22	$8.06	$6.79	$7.75	$6.81	$4.95
Number of accumulation units outstanding at end of period	835	117	384	341	475	545	5,294
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.48	$9.55	$8.03	$9.13	$8.38	$6.34	$9.17
Value at end of period	$10.73	$11.48	$9.55	$8.03	$9.13	$8.38	$6.34
Number of accumulation units outstanding at end of period	55,097	64,695	68,620	64,735	67,137	74,448	75,532
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.66	$9.69	$7.96	$8.44	$7.83	$5.92	$8.41
Value at end of period	$12.31	$12.66	$9.69	$7.96	$8.44	$7.83	$5.92
Number of accumulation units outstanding at end of period	3,704	3,303	3,125	1,889	1,700	1,674	828

CFI 19

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
WANGER INTERNATIONAL
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.17	$9.95	$8.18	$9.59	$7.67	$5.12	$8.01
Value at end of period	$11.64	$12.17	$9.95	$8.18	$9.59	$7.67	$5.12
Number of accumulation units outstanding at end of period	673	673	673	1,970	1,968	2,200	5,143
WANGER SELECT
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.30	$9.88	$8.34	$10.13	$8.01	$4.82	$8.37
Value at end of period	$13.72	$13.30	$9.88	$8.34	$10.13	$8.01	$4.82
Number of accumulation units outstanding at end of period	7,723	10,336	10,765	10,617	9,156	8,455	20,090
WANGER USA
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.88	$11.87	$9.89	$10.25	$8.31	$5.84	$8.69
Value at end of period	$16.64	$15.88	$11.87	$9.89	$10.25	$8.31	$5.84
Number of accumulation units outstanding at end of period	5,491	7,821	8,662	9,263	8,731	9,424	8,654
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.80	$10.46	$9.30	$8.70	$7.67	$6.45	$8.42
Value at end of period	$15.34	$13.80	$10.46	$9.30	$8.70	$7.67	$6.45
Number of accumulation units outstanding at end of period	21,486	20,360	20,518	20,939	22,812	23,763	22,900
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.67	$11.35	$10.00	$10.22	$8.34	$6.42	$8.62
Value at end of period	$16.82	$15.67	$11.35	$10.00	$10.22	$8.34	$6.42
Number of accumulation units outstanding at end of period	492	490	490	490	363	1,708	1,509

TABLE 3

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.10% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.69
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	12,063
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.53	$10.02	$9.53
Value at end of period	$12.39	$12.53	$10.02
Number of accumulation units outstanding at end of period	32,058	2,213	1,292
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.86	$16.00	$16.06
Value at end of period	$20.65	$18.86	$16.00
Number of accumulation units outstanding at end of period	2,060	2,096	3,186

CFI 20

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.08	$10.01	$9.90
Value at end of period	$14.60	$13.08	$10.01
Number of accumulation units outstanding at end of period	48,739	49,788	61,332
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$15.56
Value at end of period	$16.71
Number of accumulation units outstanding at end of period	58,203
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during January 2008)
Value at beginning of period	$22.45	$18.70	$15.70	$18.19	$16.65	$11.98	$17.83
Value at end of period	$21.83	$22.45	$18.70	$15.70	$18.19	$16.65	$11.98
Number of accumulation units outstanding at end of period	296,524	231,221	225,319	85	79	73	66
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2008)
Value at beginning of period	$32.46	$24.75	$21.28	$21.86	$18.66	$13.77	$21.28
Value at end of period	$36.30	$32.46	$24.75	$21.28	$21.86	$18.66	$13.77
Number of accumulation units outstanding at end of period	550,778	493,378	486,225	213	209	203	183
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.95	$17.14	$14.63	$14.50	$12.61	$9.69	$15.42
Value at end of period	$23.84	$21.95	$17.14	$14.63	$14.50	$12.61	$9.69
Number of accumulation units outstanding at end of period	104,146	108,184	113,405	260	248	234	322
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2008)
Value at beginning of period	$22.00	$16.15	$14.10	$14.08	$11.35	$8.86	$14.72
Value at end of period	$24.46	$22.00	$16.15	$14.10	$14.08	$11.35	$8.86
Number of accumulation units outstanding at end of period	132,088	132,639	141,171	91	91	90	194
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.06	$14.63	$13.88
Value at end of period	$17.50	$19.06	$14.63
Number of accumulation units outstanding at end of period	6,496	6,441	6,858
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during January 2008)
Value at beginning of period	$32.44	$23.83	$20.15	$20.96	$16.36	$12.68	$17.39
Value at end of period	$32.59	$32.44	$23.83	$20.15	$20.96	$16.36	$12.68
Number of accumulation units outstanding at end of period	90,844	94,934	97,307	238	222	206	194
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.03	$10.69	$10.49
Value at end of period	$15.27	$14.03	$10.69
Number of accumulation units outstanding at end of period	95,126	60,186	48,899
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$50.75	$36.25	$36.63
Value at end of period	$54.98	$50.75	$36.25
Number of accumulation units outstanding at end of period	2,385	2,288	2,218

CFI 21

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.87	$13.06	$11.48	$11.50	$10.51	$8.20	$10.84
Value at end of period	$18.22	$16.87	$13.06	$11.48	$11.50	$10.51	$8.20
Number of accumulation units outstanding at end of period	13,639	9,270	8,935	0	0	0	9
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.05	$9.10	$9.08
Value at end of period	$13.72	$12.05	$9.10
Number of accumulation units outstanding at end of period	2,667	4,042	4,357
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.84	$16.77	$14.66	$15.29	$12.20	$9.64	$14.38
Value at end of period	$24.33	$21.84	$16.77	$14.66	$15.29	$12.20	$9.64
Number of accumulation units outstanding at end of period	122,321	118,887	114,648	82	70	57	67
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.80	$18.79	$18.18
Value at end of period	$24.53	$23.80	$18.79
Number of accumulation units outstanding at end of period	163,373	161,118	146,955
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during January 2008)
Value at beginning of period	$91.36	$84.40	$69.91	$85.44	$67.35	$37.10	$62.28
Value at end of period	$86.88	$91.36	$84.40	$69.91	$85.44	$67.35	$37.10
Number of accumulation units outstanding at end of period	42,781	40,368	38,164	22	18	14	8
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2012)
Value at beginning of period	$22.81	$16.19	$15.62
Value at end of period	$25.50	$22.81	$16.19
Number of accumulation units outstanding at end of period	12,267	11,171	2,704
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.81	$14.46	$14.29
Value at end of period	$18.14	$16.81	$14.46
Number of accumulation units outstanding at end of period	3,023	2,656	6,368
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.07	$17.71	$17.60
Value at end of period	$16.55	$16.07	$17.71
Number of accumulation units outstanding at end of period	145,022	147,031	136,537
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.07	$9.26	$8.76
Value at end of period	$7.92	$9.07	$9.26
Number of accumulation units outstanding at end of period	12,437	12,961	11,131
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.47	$17.39	$16.95
Value at end of period	$19.47	$19.47	$17.39
Number of accumulation units outstanding at end of period	71,399	54,662	42,419

CFI 22

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.18	$10.97	$10.70
Value at end of period	$14.42	$14.18	$10.97
Number of accumulation units outstanding at end of period	10,388	13,635	8,509
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.03
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	88,546
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during January 2008)
Value at beginning of period	$35.43	$34.69	$29.99	$30.75	$27.31	$23.00	$22.11
Value at end of period	$35.95	$35.43	$34.69	$29.99	$30.75	$27.31	$23.00
Number of accumulation units outstanding at end of period	27,196	24,599	26,712	7	6	5	4
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.87	$12.12	$12.08
Value at end of period	$12.52	$11.87	$12.12
Number of accumulation units outstanding at end of period	3,785	16,710	10,824
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.44	$16.03	$13.31	$14.01	$12.49	$9.29	$13.92
Value at end of period	$23.40	$21.44	$16.03	$13.31	$14.01	$12.49	$9.29
Number of accumulation units outstanding at end of period	264,753	265,515	259,161	504	464	421	390
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.80	$18.16	$18.07
Value at end of period	$18.70	$17.80	$18.16
Number of accumulation units outstanding at end of period	231,471	246,278	259,566
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$20.60	$17.67	$15.57	$15.79	$13.85	$11.63	$15.38
Value at end of period	$21.86	$20.60	$17.67	$15.57	$15.79	$13.85	$11.63
Number of accumulation units outstanding at end of period	76,359	84,772	83,651	66	66	66	66
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.12	$15.77	$15.80
Value at end of period	$15.17	$15.12	$15.77
Number of accumulation units outstanding at end of period	69,694	73,989	76,424
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.41	$11.82	$12.18	$13.42	$11.04	$8.04	$11.83
Value at end of period	$11.82	$13.41	$11.82	$12.18	$13.42	$11.04	$8.04
Number of accumulation units outstanding at end of period	57,104	48,043	43,429	96	80	62	41
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.26	$12.45	$10.77	$10.81	$9.48	$7.29	$10.44
Value at end of period	$17.98	$16.26	$12.45	$10.77	$10.81	$9.48	$7.29
Number of accumulation units outstanding at end of period	160,772	166,922	152,682	188	187	186	303

CFI 23

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$20.19	$15.21	$13.30	$13.33	$11.71	$9.51	$13.57
Value at end of period	$22.97	$20.19	$15.21	$13.30	$13.33	$11.71	$9.51
Number of accumulation units outstanding at end of period	68,027	37,725	33,638	294	294	294	275
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$41.44	$30.83	$26.22	$26.55	$21.80	$16.57	$23.89
Value at end of period	$45.35	$41.44	$30.83	$26.22	$26.55	$21.80	$16.57
Number of accumulation units outstanding at end of period	154,521	155,922	148,870	35	35	35	24
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$30.47	$21.37	$19.04	$19.20	$15.64	$12.54	$17.18
Value at end of period	$32.09	$30.47	$21.37	$19.04	$19.20	$15.64	$12.54
Number of accumulation units outstanding at end of period	79,692	83,188	79,653	100	91	80	64
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$22.26	$22.31	$20.42	$19.01	$17.32	$15.54	$17.52
Value at end of period	$23.73	$22.26	$22.31	$20.42	$19.01	$17.32	$15.54
Number of accumulation units outstanding at end of period	154,384	145,532	135,956	11	10	8	6
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.36	$8.54	$7.20	$8.20	$7.62	$6.98
Value at end of period	$9.73	$10.36	$8.54	$7.20	$8.20	$7.62
Number of accumulation units outstanding at end of period	54,039	9,202	15,357	51	38	25
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.03	$14.89	$12.50	$14.71	$14.37	$11.31	$17.46
Value at end of period	$17.12	$18.03	$14.89	$12.50	$14.71	$14.37	$11.31
Number of accumulation units outstanding at end of period	24,099	24,487	24,415	60	45	30	15
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.10	$12.31	$10.43	$10.33
Value at end of period	$18.28	$16.10	$12.31	$10.43
Number of accumulation units outstanding at end of period	31,019	16,560	14,213	53
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.48	$10.31	$9.00	$8.70	$7.30	$6.49	$8.57
Value at end of period	$14.83	$13.48	$10.31	$9.00	$8.70	$7.30	$6.49
Number of accumulation units outstanding at end of period	607,099	646,937	625,390	160	155	148	141
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$27.34	$20.74	$20.69
Value at end of period	$29.73	$27.34	$20.74
Number of accumulation units outstanding at end of period	56,196	33,476	30,375
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.37	$14.38	$14.39
Value at end of period	$14.36	$14.37	$14.38
Number of accumulation units outstanding at end of period	103,456	111,436	99,589

CFI 24

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.88	$11.40	$11.43
Value at end of period	$17.14	$14.88	$11.40
Number of accumulation units outstanding at end of period	3,260	2,799	2,661
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$22.35	$16.95	$17.44
Value at end of period	$25.25	$22.35	$16.95
Number of accumulation units outstanding at end of period	10,925	10,789	17,219
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$14.47
Value at end of period	$16.28
Number of accumulation units outstanding at end of period	66,048
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$16.63
Value at end of period	$18.05
Number of accumulation units outstanding at end of period	31,417
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$17.55
Value at end of period	$18.08
Number of accumulation units outstanding at end of period	32,880
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.99	$13.67	$13.60
Value at end of period	$20.03	$18.99	$13.67
Number of accumulation units outstanding at end of period	74,586	64,961	64,892
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$36.45	$26.49	$23.15	$23.77	$19.13	$15.01	$19.99
Value at end of period	$38.80	$36.45	$26.49	$23.15	$23.77	$19.13	$15.01
Number of accumulation units outstanding at end of period	111,377	106,106	102,714	0	0	0	7
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.87	$13.64	$13.52
Value at end of period	$15.71	$14.87	$13.64
Number of accumulation units outstanding at end of period	61,470	68,618	57,455
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.55	$13.38	$13.22
Value at end of period	$16.40	$15.55	$13.38
Number of accumulation units outstanding at end of period	213,934	207,545	183,303
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.27	$13.53	$13.32
Value at end of period	$17.18	$16.27	$13.53
Number of accumulation units outstanding at end of period	319,965	278,405	245,400

CFI 25

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.68	$13.52	$13.32
Value at end of period	$17.68	$16.68	$13.52
Number of accumulation units outstanding at end of period	509,461	447,287	368,560
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.67	$12.70	$12.49
Value at end of period	$16.63	$15.67	$12.70
Number of accumulation units outstanding at end of period	101,667	71,671	42,347
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.68	$13.74	$13.68
Value at end of period	$15.51	$14.68	$13.74
Number of accumulation units outstanding at end of period	87,637	84,606	93,046
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.53	$17.44	$15.54	$15.28	$13.77	$11.70	$14.97
Value at end of period	$20.80	$19.53	$17.44	$15.54	$15.28	$13.77	$11.70
Number of accumulation units outstanding at end of period	5,129	11,052	11,112	9	9	9	9
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.72	$14.49	$14.26
Value at end of period	$18.86	$17.72	$14.49
Number of accumulation units outstanding at end of period	2,062	2,265	2,772
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.20	$15.63	$15.40
Value at end of period	$19.40	$18.20	$15.63
Number of accumulation units outstanding at end of period	15,164	12,898	12,297
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$28.82	$21.96	$18.89	$19.53	$16.02	$11.82	$14.85
Value at end of period	$32.38	$28.82	$21.96	$18.89	$19.53	$16.02	$11.82
Number of accumulation units outstanding at end of period	16,279	16,637	6,031	0	0	0	16
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$33.13	$23.88	$19.98	$19.56	$15.48	$11.46	$17.51
Value at end of period	$34.53	$33.13	$23.88	$19.98	$19.56	$15.48	$11.46
Number of accumulation units outstanding at end of period	30,225	31,239	30,046	211	203	194	199
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.95	$12.47	$9.90	$10.45	$8.99	$6.73	$9.75
Value at end of period	$14.75	$12.95	$12.47	$9.90	$10.45	$8.99	$6.73
Number of accumulation units outstanding at end of period	135,376	129,226	117,501	90	70	49	21
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$15.27
Value at end of period	$18.14
Number of accumulation units outstanding at end of period	7,133

CFI 26

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$28.97	$21.52	$21.41
Value at end of period	$32.64	$28.97	$21.52
Number of accumulation units outstanding at end of period	1,860	1,737	2,993
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$22.86	$16.83	$14.69	$16.52	$12.88	$9.26	$13.61
Value at end of period	$24.22	$22.86	$16.83	$14.69	$16.52	$12.88	$9.26
Number of accumulation units outstanding at end of period	15,735	14,881	11,600	32	32	32	26
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.65	$16.05	$13.54	$13.85	$12.04	$9.38	$13.85
Value at end of period	$23.60	$21.65	$16.05	$13.54	$13.85	$12.04	$9.38
Number of accumulation units outstanding at end of period	9,683	13,523	4,967	148	132	114	104
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.40	$14.74	$13.08	$13.23	$11.80	$9.62	$12.03
Value at end of period	$20.02	$18.40	$14.74	$13.08	$13.23	$11.80	$9.62
Number of accumulation units outstanding at end of period	138,769	144,017	140,209	607	607	607	607
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.63	$13.93	$13.94
Value at end of period	$20.49	$18.63	$13.93
Number of accumulation units outstanding at end of period	10,425	11,792	1,232
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.26	$24.70	$20.76	$25.42	$21.15	$12.34	$21.90
Value at end of period	$23.45	$23.26	$24.70	$20.76	$25.42	$21.15	$12.34
Number of accumulation units outstanding at end of period	80	80	80	69	56	42	24
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$30.84	$23.47	$19.57	$19.24	$15.66	$12.48	$17.26
Value at end of period	$35.42	$30.84	$23.47	$19.57	$19.24	$15.66	$12.48
Number of accumulation units outstanding at end of period	8,955	9,649	7,427	159	150	141	130
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$20.17	$15.89	$13.07	$14.24	$12.28	$8.81	$13.03
Value at end of period	$20.62	$20.17	$15.89	$13.07	$14.24	$12.28	$8.81
Number of accumulation units outstanding at end of period	152,883	169,607	172,634	423	421	419	503
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$21.01
Value at end of period	$20.49
Number of accumulation units outstanding at end of period	3,786
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$20.74	$16.99	$14.85	$14.45	$12.69	$9.53	$12.61
Value at end of period	$23.24	$20.74	$16.99	$14.85	$14.45	$12.69	$9.53
Number of accumulation units outstanding at end of period	394,175	323,985	275,397	83	83	83	83

CFI 27

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$22.24	$16.47	$14.20	$14.76	$11.50	$7.86	$12.33
Value at end of period	$24.85	$22.24	$16.47	$14.20	$14.76	$11.50	$7.86
Number of accumulation units outstanding at end of period	54,905	56,748	55,835	442	419	392	580
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$26.35	$20.33	$20.02
Value at end of period	$28.29	$26.35	$20.33
Number of accumulation units outstanding at end of period	21,957	25,492	21,172
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$27.69	$19.90	$16.75	$16.95	$14.52	$10.17	$15.50
Value at end of period	$30.06	$27.69	$19.90	$16.75	$16.95	$14.52	$10.17
Number of accumulation units outstanding at end of period	261,639	257,213	245,079	168	165	162	205
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.48	$15.31	$12.90	$14.73	$12.96	$9.43	$16.06
Value at end of period	$17.27	$17.48	$15.31	$12.90	$14.73	$12.96	$9.43
Number of accumulation units outstanding at end of period	35	35	35	30	22	14	6
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.42	$9.50	$8.00	$9.10	$8.37	$6.34	$10.21
Value at end of period	$10.66	$11.42	$9.50	$8.00	$9.10	$8.37	$6.34
Number of accumulation units outstanding at end of period	14,217	10,653	8,414	287	259	228	482
WANGER INTERNATIONAL
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.57	$11.10	$9.14	$10.72	$8.59	$5.74	$9.68
Value at end of period	$12.96	$13.57	$11.10	$9.14	$10.72	$8.59	$5.74
Number of accumulation units outstanding at end of period	20,137	10,678	11,140	95	95	95	95
WANGER SELECT
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.18	$17.24	$14.57	$17.71	$14.01	$8.44	$14.64
Value at end of period	$23.88	$23.18	$17.24	$14.57	$17.71	$14.01	$8.44
Number of accumulation units outstanding at end of period	112,788	115,678	121,183	22	20	16	12
WANGER USA
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.96	$17.93	$14.96	$15.52	$12.59	$8.86	$13.14
Value at end of period	$25.09	$23.96	$17.93	$14.96	$15.52	$12.59	$8.86
Number of accumulation units outstanding at end of period	52,044	53,568	52,295	44	41	37	24
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$19.59	$14.88	$13.24	$12.39	$10.94	$6.45	$8.42
Value at end of period	$21.76	$19.59	$14.88	$13.24	$12.39	$10.94	$6.45
Number of accumulation units outstanding at end of period	105,219	100,058	111,096	0	0	0	22,900
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during January 2008)
Value at beginning of period	$38.91	$28.21	$24.89	$25.47	$20.79	$16.03	$21.81
Value at end of period	$41.74	$38.91	$28.21	$24.89	$25.47	$20.79	$16.03
Number of accumulation units outstanding at end of period	43,456	44,890	46,010	27	24	19	14

CFI 28

Condensed Financial Information (continued)

TABLE 4

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.15% (Selected data for accumulation units outstanding throughout each period)

	2014	2013
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.37	$12.83
Value at end of period	$12.68	$12.37
Number of accumulation units outstanding at end of period	0	4,316
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.48	$10.94
Value at end of period	$12.34	$12.48
Number of accumulation units outstanding at end of period	0	2,445
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during December 2013)
Value at beginning of period	$18.47	$18.47
Value at end of period	$20.23	$18.47
Number of accumulation units outstanding at end of period	298	127
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.89	$12.84
Value at end of period	$16.65	$14.89
Number of accumulation units outstanding at end of period	0	18,238
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.34	$19.51
Value at end of period	$21.71	$22.34
Number of accumulation units outstanding at end of period	0	24,714
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$32.21	$27.79
Value at end of period	$36.00	$32.21
Number of accumulation units outstanding at end of period	0	19,678
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.12	$10.84
Value at end of period	$11.28	$11.12
Number of accumulation units outstanding at end of period	0	27,732
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.37	$12.18
Value at end of period	$11.77	$13.37
Number of accumulation units outstanding at end of period	0	1,601
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.33	$9.14
Value at end of period	$9.70	$10.33
Number of accumulation units outstanding at end of period	0	21,063

CFI 29

Condensed Financial Information (continued)

	2014	2013
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$27.17	$23.60
Value at end of period	$29.53	$27.17
Number of accumulation units outstanding at end of period	205	9,786
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.26	$14.27
Value at end of period	$14.24	$14.26
Number of accumulation units outstanding at end of period	0	2,332
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.39	$12.60
Value at end of period	$16.22	$14.39
Number of accumulation units outstanding at end of period	0	29,107
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.99	$13.94
Value at end of period	$17.99	$15.99
Number of accumulation units outstanding at end of period	0	9,648
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.20	$14.52
Value at end of period	$18.02	$17.20
Number of accumulation units outstanding at end of period	0	13,787
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.87	$15.91
Value at end of period	$19.90	$18.87
Number of accumulation units outstanding at end of period	0	4,868
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.92	$14.55
Value at end of period	$18.06	$13.92
Number of accumulation units outstanding at end of period	765	1,735
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$23.16	$23.16
Value at end of period	$23.33	$23.16
Number of accumulation units outstanding at end of period	247	101
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$23.71	$23.71
Value at end of period	$25.65	$23.71
Number of accumulation units outstanding at end of period	236	99
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.36	$19.39
Value at end of period	$20.40	$20.36
Number of accumulation units outstanding at end of period	271	3,258

CFI 30

Condensed Financial Information (continued)

	2014	2013
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$20.65	$20.65
Value at end of period	$23.12	$20.65
Number of accumulation units outstanding at end of period	267	114
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.39	$10.08
Value at end of period	$10.62	$11.39
Number of accumulation units outstanding at end of period	0	561

TABLE 5

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during October 2010)
Value at beginning of period	$20.75	$15.44	$13.47	$14.25	$13.42
Value at end of period	$21.69	$20.75	$15.44	$13.47	$14.25
Number of accumulation units outstanding at end of period	331	313	297	15	6
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.32	$13.59	$12.77	$11.33	$10.92
Value at end of period	$12.61	$12.32	$13.59	$12.77	$11.33
Number of accumulation units outstanding at end of period	1,313	593	6,582	9,470	1,690
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2011)
Value at beginning of period	$27.69	$19.19	$15.99	$19.62
Value at end of period	$30.65	$27.69	$19.19	$15.99
Number of accumulation units outstanding at end of period	0	0	0	96
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.40	$9.93	$7.94	$8.58	$8.13	$5.64
Value at end of period	$12.25	$12.40	$9.93	$7.94	$8.58	$8.13
Number of accumulation units outstanding at end of period	35	53	473	316	1,949	145
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.40	$12.77	$10.99	$11.91
Value at end of period	$20.14	$18.40	$12.77	$10.99
Number of accumulation units outstanding at end of period	26	24	18	2,700
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.42	$15.65	$14.20	$13.61	$12.17	$9.74	$14.22	$13.87	$12.79	$12.13
Value at end of period	$20.14	$18.42	$15.65	$14.20	$13.61	$12.17	$9.74	$14.22	$13.87	$12.79
Number of accumulation units outstanding at end of period	404	415	2,991	7,853	3,078	42	100	95	7,566	43,891
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.97	$9.94	$8.66	$9.15	$7.22
Value at end of period	$14.46	$12.97	$9.94	$8.66	$9.15
Number of accumulation units outstanding at end of period	0	0	0	0	47,730

CFI 31

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during August 2007)
Value at beginning of period	$22.13	$18.46	$15.52	$18.01	$16.51	$11.89	$20.06	$18.20
Value at end of period	$21.48	$22.13	$18.46	$15.52	$18.01	$16.51	$11.89	$20.06
Number of accumulation units outstanding at end of period	4,462	1,557	1,195	2,703	202,204	453	259	73,974
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.71	$24.21	$20.85	$21.45	$18.34	$13.55	$23.63	$20.14	$18.08	$15.50
Value at end of period	$35.41	$31.71	$24.21	$20.85	$21.45	$18.34	$13.55	$23.63	$20.14	$18.08
Number of accumulation units outstanding at end of period	77,557	96,589	238,720	238,424	458,761	18,750	20,555	106,326	434,646	361,094
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.44	$16.77	$14.33	$14.23	$12.39	$9.54	$16.68	$16.47	$13.73	$13.01
Value at end of period	$23.25	$21.44	$16.77	$14.33	$14.23	$12.39	$9.54	$16.68	$16.47	$13.73
Number of accumulation units outstanding at end of period	19,258	21,819	89,416	93,694	132,701	11,560	11,805	12,643	268,626	202,845
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.49	$15.80	$13.81	$13.82	$11.16	$8.72	$16.54	$13.06	$12.25	$11.61
Value at end of period	$23.85	$21.49	$15.80	$13.81	$13.82	$11.16	$8.72	$16.54	$13.06	$12.25
Number of accumulation units outstanding at end of period	38,383	53,249	156,769	155,677	161,664	7,718	8,552	8,303	482,225	189,018
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$18.62	$14.31	$11.88	$14.38	$12.74	$10.10	$18.01	$15.39	$13.07	$11.00
Value at end of period	$17.07	$18.62	$14.31	$11.88	$14.38	$12.74	$10.10	$18.01	$15.39	$13.07
Number of accumulation units outstanding at end of period	15,806	19,503	35,531	32,505	8,381	1,554	3,419	3,637	17,126	41,669
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during August 2007)
Value at beginning of period	$31.84	$23.43	$19.84	$20.67	$16.16	$12.54	$18.77	$19.75
Value at end of period	$31.94	$31.84	$23.43	$19.84	$20.67	$16.16	$12.54	$18.77
Number of accumulation units outstanding at end of period	28,592	38,388	86,728	83,559	98,563	46	26	19,397
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.92	$10.61	$9.08	$9.28	$7.52
Value at end of period	$15.12	$13.92	$10.61	$9.08	$9.28
Number of accumulation units outstanding at end of period	0	0	0	0	26,633
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.61	$36.21	$37.20
Value at end of period	$54.75	$50.61	$36.21
Number of accumulation units outstanding at end of period	1,087	1,766	5,110
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.50	$12.80	$11.27	$11.30	$10.34	$8.08	$11.60	$10.75	$9.24	$8.79
Value at end of period	$17.80	$16.50	$12.80	$11.27	$11.30	$10.34	$8.08	$11.60	$10.75	$9.24
Number of accumulation units outstanding at end of period	2,067	4,041	20,343	18,670	8,437	60	60	60	77,519	23,726
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.93	$9.02	$8.58	$9.13	$7.22
Value at end of period	$13.56	$11.93	$9.02	$8.58	$9.13
Number of accumulation units outstanding at end of period	0	0	0	0	1,147
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during April 2006)
Value at beginning of period	$21.43	$16.49	$14.43	$15.07	$12.04	$9.54	$15.77	$15.71	$14.56
Value at end of period	$23.84	$21.43	$16.49	$14.43	$15.07	$12.04	$9.54	$15.77	$15.71
Number of accumulation units outstanding at end of period	20,098	28,984	128,754	128,102	120,327	16	55	55	93,847

CFI 32

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.42	$11.93	$10.80	$11.27
Value at end of period	$18.06	$16.42	$11.93	$10.80
Number of accumulation units outstanding at end of period	69	27	18	309
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.46	$18.55	$15.40	$16.71	$14.86	$10.84	$17.48	$17.71
Value at end of period	$24.14	$23.46	$18.55	$15.40	$16.71	$14.86	$10.84	$17.48
Number of accumulation units outstanding at end of period	0	0	0	2,063	152,419	1,109	1,003	692
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2007)
Value at beginning of period	$89.54	$82.84	$68.72	$84.12	$66.41	$36.63	$70.67	$69.81
Value at end of period	$85.02	$89.54	$82.84	$68.72	$84.12	$66.41	$36.63	$70.67
Number of accumulation units outstanding at end of period	920	903	765	1,095	34,387	923	642	20
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$22.51	$16.00	$13.60	$13.94	$11.32	$8.27	$13.34	$12.89
Value at end of period	$25.13	$22.51	$16.00	$13.60	$13.94	$11.32	$8.27	$13.34
Number of accumulation units outstanding at end of period	0	0	0	308	2,689	610	289	25
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$16.47	$14.20	$12.79	$13.06	$10.89
Value at end of period	$17.75	$16.47	$14.20	$12.79	$13.06
Number of accumulation units outstanding at end of period	0	0	0	0	9,263
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.83	$17.49	$16.12	$14.47	$13.42	$11.37	$12.26	$11.45
Value at end of period	$16.28	$15.83	$17.49	$16.12	$14.47	$13.42	$11.37	$12.26
Number of accumulation units outstanding at end of period	42	38	829	817	25,893	878	878	55,776
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.98	$9.18	$8.22	$10.76	$9.31	$5.34	$12.81	$12.55
Value at end of period	$7.83	$8.98	$9.18	$8.22	$10.76	$9.31	$5.34	$12.81
Number of accumulation units outstanding at end of period	180	180	180	18,278	40,120	18,362	18,253	18,219
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.19	$17.17	$14.83	$15.12	$12.84	$8.02	$12.45	$12.60
Value at end of period	$19.16	$19.19	$17.17	$14.83	$15.12	$12.84	$8.02	$12.45
Number of accumulation units outstanding at end of period	1,823	1,756	1,728	1,683	45,663	1,811	718	641
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.06	$10.90	$8.95	$10.48	$8.40	$5.48	$7.98
Value at end of period	$14.28	$14.06	$10.90	$8.95	$10.48	$8.40	$5.48
Number of accumulation units outstanding at end of period	340	293	246	3,294	6,334	162	31
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2007)
Value at beginning of period	$34.77	$34.10	$29.52	$30.31	$26.97	$22.75	$21.46	$21.22
Value at end of period	$35.23	$34.77	$34.10	$29.52	$30.31	$26.97	$22.75	$21.46
Number of accumulation units outstanding at end of period	2,766	2,502	2,106	1,930	28,543	3,225	2,584	1,475

CFI 33

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.77	$12.04	$11.40	$10.73	$10.55
Value at end of period	$12.39	$11.77	$12.04	$11.40	$10.73
Number of accumulation units outstanding at end of period	0	0	0	0	2,489
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.13	$15.83	$13.16	$13.87	$12.38	$9.23	$15.18	$15.79
Value at end of period	$23.03	$21.13	$15.83	$13.16	$13.87	$12.38	$9.23	$15.18
Number of accumulation units outstanding at end of period	787	644	541	782	218,149	470	1,011	579
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.49	$17.87	$16.61	$16.12	$15.03	$13.38	$13.44	$12.92
Value at end of period	$18.35	$17.49	$17.87	$16.61	$16.12	$15.03	$13.38	$13.44
Number of accumulation units outstanding at end of period	642	943	1,601	2,235	190,884	2,583	2,219	1,254
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$20.13	$17.29	$15.25	$15.49	$13.61	$11.44	$15.96	$15.15	$13.81	$13.28
Value at end of period	$21.33	$20.13	$17.29	$15.25	$15.49	$13.61	$11.44	$15.96	$15.15	$13.81
Number of accumulation units outstanding at end of period	64,118	87,159	125,251	127,231	129,977	39,380	43,294	48,556	46,964	572,911
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.09	$15.76	$14.64	$14.15	$12.11	$9.98	$11.85	$10.92	$10.21	$10.02
Value at end of period	$15.12	$15.09	$15.76	$14.64	$14.15	$12.11	$9.98	$11.85	$10.92	$10.21
Number of accumulation units outstanding at end of period	20,728	26,666	126,185	150,574	80,815	4,910	4,260	3,783	124,184	77,967
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.27	$11.71	$12.09	$13.34	$10.99	$8.01	$13.61	$9.70
Value at end of period	$11.68	$13.27	$11.71	$12.09	$13.34	$10.99	$8.01	$13.61
Number of accumulation units outstanding at end of period	2,071	1,801	2,003	7,421	76,102	11,222	8,798	12,208
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$16.86	$17.22	$16.78	$15.66	$15.53
Value at end of period	$17.64	$16.86	$17.22	$16.78	$15.66
Number of accumulation units outstanding at end of period	1,713	2,626	1,934	811	301
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$15.88	$12.18	$10.55	$10.61	$9.32	$7.17	$11.52	$10.76	$9.44	$8.75
Value at end of period	$17.54	$15.88	$12.18	$10.55	$10.61	$9.32	$7.17	$11.52	$10.76	$9.44
Number of accumulation units outstanding at end of period	140,731	173,367	269,718	272,902	310,416	125,289	138,850	159,937	75,268	2,061,293
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.28	$18.30	$16.09	$15.44	$13.55	$9.09	$11.77	$11.80
Value at end of period	$19.45	$19.28	$18.30	$16.09	$15.44	$13.55	$9.09	$11.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	995
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.73	$14.88	$13.03	$13.08	$11.50	$9.36	$14.94	$14.26	$12.48	$11.87
Value at end of period	$22.41	$19.73	$14.88	$13.03	$13.08	$11.50	$9.36	$14.94	$14.26	$12.48
Number of accumulation units outstanding at end of period	25,391	31,862	99,583	98,686	46,527	16,104	16,232	16,811	246,214	328,361
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.48	$30.16	$25.69	$26.05	$21.42	$16.30	$26.18	$24.88	$22.79	$20.56
Value at end of period	$44.24	$40.48	$30.16	$25.69	$26.05	$21.42	$16.30	$26.18	$24.88	$22.79
Number of accumulation units outstanding at end of period	27,353	34,697	88,735	86,553	149,806	4,981	5,005	26,753	179,477	139,928

CFI 34

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.76	$20.91	$18.65	$18.84	$15.37	$12.34	$18.63	$19.92	$17.54	$16.34
Value at end of period	$31.30	$29.76	$20.91	$18.65	$18.84	$15.37	$12.34	$18.63	$19.92	$17.54
Number of accumulation units outstanding at end of period	4,731	6,638	21,058	22,072	93,201	3,055	2,428	12,579	116,439	98,580
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.82	$12.78	$11.05	$11.70
Value at end of period	$16.78	$15.82	$12.78	$11.05
Number of accumulation units outstanding at end of period	27	25	17	9
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.75	$21.83	$20.01	$18.65	$17.02	$15.29	$16.75	$15.84	$15.26	$14.83
Value at end of period	$23.14	$21.75	$21.83	$20.01	$18.65	$17.02	$15.29	$16.75	$15.84	$15.26
Number of accumulation units outstanding at end of period	18,809	25,080	101,996	90,151	139,371	13,448	31,797	62,115	179,852	166,953
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.27	$8.48	$7.16	$8.17	$7.60	$6.96
Value at end of period	$9.64	$10.27	$8.48	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	5,769	7,991	19,122	21,403	9,245	2,282
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.70	$14.64	$12.31	$14.51	$14.19	$11.18	$19.59	$19.92
Value at end of period	$16.78	$17.70	$14.64	$12.31	$14.51	$14.19	$11.18	$19.59
Number of accumulation units outstanding at end of period	20,158	29,299	73,517	68,812	31,783	1,600	1,601	1,600
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.03	$12.27	$10.41	$10.33
Value at end of period	$18.16	$16.03	$12.27	$10.41
Number of accumulation units outstanding at end of period	28,771	13,229	39,568	30,626
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.33	$10.21	$8.92	$8.64	$7.26	$6.46	$9.27	$9.98
Value at end of period	$14.64	$13.33	$10.21	$8.92	$8.64	$7.26	$6.46	$9.27
Number of accumulation units outstanding at end of period	104,535	140,431	336,551	344,568	364,387	5,911	6,475	6,663
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$26.84	$20.39	$17.90	$18.04	$13.72
Value at end of period	$29.14	$26.84	$20.39	$17.90	$18.04
Number of accumulation units outstanding at end of period	15,532	21,264	31,648	29,105	14,880
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.04	$14.07	$14.10	$14.14	$14.14	$14.13	$13.79	$13.15	$12.57	$12.23
Value at end of period	$14.01	$14.04	$14.07	$14.10	$14.14	$14.14	$14.13	$13.79	$13.15	$12.57
Number of accumulation units outstanding at end of period	61,512	85,264	294,949	284,731	96,671	1,351	5,139	4,291	1,706	140,435
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.71	$11.29	$10.24	$10.73	$9.26	$7.46	$11.42	$11.36
Value at end of period	$16.92	$14.71	$11.29	$10.24	$10.73	$9.26	$7.46	$11.42
Number of accumulation units outstanding at end of period	6,843	6,726	12,634	11,305	3,534	422	359	16,135
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$22.19	$16.85	$14.76	$14.20	$11.40
Value at end of period	$25.04	$22.19	$16.85	$14.76	$14.20
Number of accumulation units outstanding at end of period	0	0	0	0	3,486

CFI 35

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.31	$10.86	$9.42	$9.21	$8.23	$6.97
Value at end of period	$16.12	$14.31	$10.86	$9.42	$9.21	$8.23
Number of accumulation units outstanding at end of period	0	0	0	0	3,413	796
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.63	$13.43	$11.69	$11.62	$8.80	$6.74	$10.31	$10.84
Value at end of period	$19.63	$18.63	$13.43	$11.69	$11.62	$8.80	$6.74	$10.31
Number of accumulation units outstanding at end of period	54,322	70,513	314,376	324,939	35,169	584	611	582
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$35.61	$25.91	$22.68	$23.32	$18.80	$14.77	$21.48	$20.33	$17.45	$15.87
Value at end of period	$37.84	$35.61	$25.91	$22.68	$23.32	$18.80	$14.77	$21.48	$20.33	$17.45
Number of accumulation units outstanding at end of period	17,045	20,639	54,120	55,124	88,279	3,545	4,167	4,638	35,528	50,681
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.67	$13.48	$12.13	$12.25	$11.04	$9.05	$12.40	$12.13
Value at end of period	$15.48	$14.67	$13.48	$12.13	$12.25	$11.04	$9.05	$12.40
Number of accumulation units outstanding at end of period	7,719	9,842	22,350	14,717	57,860	5	5	187,611
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.35	$13.23	$11.69	$12.09	$10.65	$8.49	$12.87	$12.59
Value at end of period	$16.16	$15.35	$13.23	$11.69	$12.09	$10.65	$8.49	$12.87
Number of accumulation units outstanding at end of period	33,784	40,721	57,966	50,074	138,473	4,187	3,925	253,906
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.06	$13.38	$11.65	$12.25	$10.72	$8.37	$13.32	$12.96
Value at end of period	$16.93	$16.06	$13.38	$11.65	$12.25	$10.72	$8.37	$13.32
Number of accumulation units outstanding at end of period	36,002	49,183	89,230	68,010	153,460	1,379	853	232,729
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.46	$13.37	$11.61	$12.27	$10.68	$8.25	$13.75	$13.31
Value at end of period	$17.42	$16.46	$13.37	$11.61	$12.27	$10.68	$8.25	$13.75
Number of accumulation units outstanding at end of period	53,716	59,086	68,053	45,607	207,136	0	0	83,862
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$15.58	$12.65	$10.98	$11.60	$10.75
Value at end of period	$16.52	$15.58	$12.65	$10.98	$11.60
Number of accumulation units outstanding at end of period	7,254	5,864	297	66	2,762
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.49	$13.58	$12.40	$12.39	$11.33	$9.69	$11.66	$11.37
Value at end of period	$15.29	$14.49	$13.58	$12.40	$12.39	$11.33	$9.69	$11.66
Number of accumulation units outstanding at end of period	588	614	2,150	2,947	88,986	0	0	35,163
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$19.08	$17.06	$15.23	$15.00	$13.54	$11.51	$15.10	$14.31	$13.24	$12.78
Value at end of period	$20.29	$19.08	$17.06	$15.23	$15.00	$13.54	$11.51	$15.10	$14.31	$13.24
Number of accumulation units outstanding at end of period	4,850	7,248	21,175	20,935	2,171	524	1,190	1,174	104	12,094
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$17.31	$14.18	$12.36	$12.76	$11.32	$9.06	$14.20	$13.55	$12.00	$11.33
Value at end of period	$18.40	$17.31	$14.18	$12.36	$12.76	$11.32	$9.06	$14.20	$13.55	$12.00
Number of accumulation units outstanding at end of period	2,843	2,384	3,655	4,651	3,363	1,364	1,423	1,618	1,440	66,389

CFI 36

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.78	$15.29	$13.49	$13.60	$12.17	$10.02	$14.44	$13.73	$12.38	$11.85
Value at end of period	$18.92	$17.78	$15.29	$13.49	$13.60	$12.17	$10.02	$14.44	$13.73	$12.38
Number of accumulation units outstanding at end of period	1,142	1,170	14,658	13,765	11,931	6,623	6,618	6,623	748	39,577
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$19.45	$14.77	$12.79	$12.59	$11.00	$8.74	$13.93	$13.79
Value at end of period	$21.99	$19.45	$14.77	$12.79	$12.59	$11.00	$8.74	$13.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	58,802
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$28.32	$21.61	$18.62	$19.28	$15.84	$11.70	$15.97	$17.44
Value at end of period	$31.77	$28.32	$21.61	$18.62	$19.28	$15.84	$11.70	$15.97
Number of accumulation units outstanding at end of period	1,130	1,046	818	1,561	2,924	685	815	635
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$32.55	$23.50	$19.69	$19.31	$15.30	$11.35	$19.36	$20.28
Value at end of period	$33.88	$32.55	$23.50	$19.69	$19.31	$15.30	$11.35	$19.36
Number of accumulation units outstanding at end of period	1,714	2,069	2,091	3,231	28,664	1,926	1,616	2,113
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.84	$12.39	$9.85	$10.41	$8.97	$6.72	$9.75
Value at end of period	$14.61	$12.84	$12.39	$9.85	$10.41	$8.97	$6.72
Number of accumulation units outstanding at end of period	108	75	40	1	84,966	388	356
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.82	$13.57	$11.78	$10.78	$8.45	$6.23	$10.16	$12.16
Value at end of period	$17.90	$13.82	$13.57	$11.78	$10.78	$8.45	$6.23	$10.16
Number of accumulation units outstanding at end of period	2,959	1,589	1,994	1,518	71	309	309	297
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$28.44	$21.16	$18.90	$19.87	$17.78	$13.54	$22.34	$23.12
Value at end of period	$32.01	$28.44	$21.16	$18.90	$19.87	$17.78	$13.54	$22.34
Number of accumulation units outstanding at end of period	0	136	136	136	5,907	767	602	261
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.43	$11.77	$10.33	$10.64	$8.51	$6.84	$10.41	$11.12
Value at end of period	$17.10	$16.43	$11.77	$10.33	$10.64	$8.51	$6.84	$10.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	287
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.57	$16.63	$14.55	$16.38	$12.79	$9.21	$15.18	$15.91
Value at end of period	$23.87	$22.57	$16.63	$14.55	$16.38	$12.79	$9.21	$15.18
Number of accumulation units outstanding at end of period	406	519	717	616	14,269	152	91	41
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$21.27	$15.80	$13.35	$13.67	$11.90	$9.28	$14.65	$15.83
Value at end of period	$23.16	$21.27	$15.80	$13.35	$13.67	$11.90	$9.28	$14.65
Number of accumulation units outstanding at end of period	0	0	0	0	5,182	0	0	279

CFI 37

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.75	$14.56	$13.37	$13.55	$12.09	$9.88	$12.52	$12.12	$11.16	$10.18
Value at end of period	$20.38	$18.75	$14.56	$13.37	$13.55	$12.09	$9.88	$12.52	$12.12	$11.16
Number of accumulation units outstanding at end of period	287,391	347,145	885,952	855,441	159,124	13,635	12,532	14,448	773,134	1,465
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.39	$13.77	$12.05	$12.35	$11.00	$8.90	$13.16	$13.80
Value at end of period	$20.20	$18.39	$13.77	$12.05	$12.35	$11.00	$8.90	$13.16
Number of accumulation units outstanding at end of period	453	431	414	591	3,262	350	321	199
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.96	$24.42	$20.55	$25.21	$21.01	$12.28	$25.25	$24.31
Value at end of period	$23.11	$22.96	$24.42	$20.55	$25.21	$21.01	$12.28	$25.25
Number of accumulation units outstanding at end of period	458	458	547	1,156	163	163	75	630
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$30.30	$23.09	$19.29	$18.99	$15.48	$12.35	$18.50	$19.42
Value at end of period	$34.76	$30.30	$23.09	$19.29	$18.99	$15.48	$12.35	$18.50
Number of accumulation units outstanding at end of period	1,397	1,225	657	0	5,736	1,870	2,484	2,532
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.67	$15.70	$13.43	$14.65	$12.66	$9.09	$14.70	$13.83	$12.23	$10.15
Value at end of period	$20.32	$20.67	$15.70	$13.43	$14.65	$12.66	$9.09	$14.70	$13.83	$12.23
Number of accumulation units outstanding at end of period	81,590	112,764	375,352	381,617	211,304	18,565	22,623	68,286	445,063	8,334
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.21	$18.03	$15.56	$15.71	$13.23	$7.94	$11.27	$11.40
Value at end of period	$20.23	$20.21	$18.03	$15.56	$15.71	$13.23	$7.94	$11.27
Number of accumulation units outstanding at end of period	1,312	1,786	1,260	930	965	788	268	2
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.47	$16.79	$14.71	$14.33	$12.60	$9.48	$13.11	$13.44
Value at end of period	$22.90	$20.47	$16.79	$14.71	$14.33	$12.60	$9.48	$13.11
Number of accumulation units outstanding at end of period	10,540	7,820	7,575	7,243	211,022	8,508	8,135	7,421
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.95	$16.75	$14.46	$15.05	$11.74	$7.81	$14.18	$12.54	$11.54	$9.95
Value at end of period	$25.19	$21.95	$16.75	$14.46	$15.05	$11.74	$7.81	$14.18	$12.54	$11.54
Number of accumulation units outstanding at end of period	32,271	39,017	67,934	66,180	84,000	26,332	28,558	28,848	221,863	4,982
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$25.94	$20.04	$17.14	$17.34	$15.12	$12.13	$18.91	$18.96
Value at end of period	$27.80	$25.94	$20.04	$17.14	$17.34	$15.12	$12.13	$18.91
Number of accumulation units outstanding at end of period	114	104	93	821	23,085	47	1	46,886
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$27.05	$19.47	$16.42	$16.63	$14.27	$10.01	$17.36	$15.83	$14.01	$13.23
Value at end of period	$29.32	$27.05	$19.47	$16.42	$16.63	$14.27	$10.01	$17.36	$15.83	$14.01
Number of accumulation units outstanding at end of period	10,514	12,319	58,142	45,946	203,597	2,350	3,113	3,794	2,492	156,687

CFI 38

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.32	$9.44	$7.96	$9.06	$8.35	$6.33	$10.21
Value at end of period	$10.55	$11.32	$9.44	$7.96	$9.06	$8.35	$6.33
Number of accumulation units outstanding at end of period	11,045	12,563	21,810	24,026	12,754	5,403	6,036
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.43	$11.01	$9.08	$10.66	$8.55	$5.72	$10.55	$10.94
Value at end of period	$12.81	$13.43	$11.01	$9.08	$10.66	$8.55	$5.72	$10.55
Number of accumulation units outstanding at end of period	2,558	2,401	2,271	5,513	6,894	474	275	8
WANGER SELECT
(Funds were first received in this option during August 2007)
Value at beginning of period	$22.84	$17.02	$14.40	$17.54	$13.89	$8.38	$16.49	$16.44
Value at end of period	$23.50	$22.84	$17.02	$14.40	$17.54	$13.89	$8.38	$16.49
Number of accumulation units outstanding at end of period	639	468	274	303	120,047	1,265	841	41,726
WANGER USA
(Funds were first received in this option during August 2007)
Value at beginning of period	$23.62	$17.70	$14.79	$15.36	$12.48	$8.80	$14.63	$14.64
Value at end of period	$24.69	$23.62	$17.70	$14.79	$15.36	$12.48	$8.80	$14.63
Number of accumulation units outstanding at end of period	786	778	1,064	1,028	50,005	450	396	25,430
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.31	$14.68	$13.09	$12.26	$10.85	$9.14	$13.71	$14.65
Value at end of period	$21.41	$19.31	$14.68	$13.09	$12.26	$10.85	$9.14	$13.71
Number of accumulation units outstanding at end of period	794	771	814	839	120,051	226	184	117
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$38.14	$27.69	$24.47	$25.07	$20.11
Value at end of period	$40.84	$38.14	$27.69	$24.47	$25.07
Number of accumulation units outstanding at end of period	0	0	0	0	45,589

TABLE 6

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during May 2010)
Value at beginning of period	$20.70	$15.41	$13.45	$14.24	$12.46
Value at end of period	$21.63	$20.70	$15.41	$13.45	$14.24
Number of accumulation units outstanding at end of period	230	407	185	161	19
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.90	$12.17	$10.97	$11.22	$9.70	$7.90
Value at end of period	$16.94	$14.90	$12.17	$10.97	$11.22	$9.70
Number of accumulation units outstanding at end of period	17,922	24,314	28,567	19,813	19,116	9,708

CFI 39

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.07	$12.42	$11.37	$11.18	$10.00	$8.19
Value at end of period	$17.48	$16.07	$12.42	$11.37	$11.18	$10.00
Number of accumulation units outstanding at end of period	25,720	35,420	31,039	25,060	21,015	11,231
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.29	$13.56	$12.75	$11.32	$10.76	$10.20
Value at end of period	$12.58	$12.29	$13.56	$12.75	$11.32	$10.76
Number of accumulation units outstanding at end of period	2,308	2,353	3,620	2,392	4,053	4,657
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2013)
Value at beginning of period	$27.52	$18.93
Value at end of period	$30.44	$27.52
Number of accumulation units outstanding at end of period	3,141	4,615
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.36	$9.90	$7.92	$8.57	$8.11	$5.82	$8.64
Value at end of period	$12.20	$12.36	$9.90	$7.92	$8.57	$8.11	$5.82
Number of accumulation units outstanding at end of period	12,157	7,358	2,721	2,546	1,233	7,775	7,259
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2010)
Value at beginning of period	$18.37	$12.75	$10.98	$11.79	$10.63
Value at end of period	$20.09	$18.37	$12.75	$10.98	$11.79
Number of accumulation units outstanding at end of period	11,272	10,959	7,028	6,840	4,984
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during January 2010)
Value at beginning of period	$23.61	$17.77	$15.74	$15.88	$12.39
Value at end of period	$25.05	$23.61	$17.77	$15.74	$15.88
Number of accumulation units outstanding at end of period	877	2,609	2,480	3,972	4,253
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.28	$15.54	$14.10	$13.53	$12.10	$9.69	$14.15	$14.57
Value at end of period	$19.98	$18.28	$15.54	$14.10	$13.53	$12.10	$9.69	$14.15
Number of accumulation units outstanding at end of period	7,770	5,608	5,656	4,749	6,428	8,552	7,776	3,060
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.28	$10.98	$9.51	$9.84
Value at end of period	$14.64	$11.28	$10.98	$9.51
Number of accumulation units outstanding at end of period	2,086	575	11,435	12,148
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.93	$9.91	$8.65	$9.14	$7.88	$6.21	$8.64
Value at end of period	$14.41	$12.93	$9.91	$8.65	$9.14	$7.88	$6.21
Number of accumulation units outstanding at end of period	8,892	3,024	4,235	6,732	4,647	32,562	154
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.76	$10.96	$9.43	$9.89	$8.07	$6.12	$9.06
Value at end of period	$16.49	$14.76	$10.96	$9.43	$9.89	$8.07	$6.12
Number of accumulation units outstanding at end of period	2,337	2,111	1,525	1,303	1,470	1,131	650

CFI 40

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during June 2006)
Value at beginning of period	$22.02	$18.38	$15.46	$17.95	$16.46	$11.86	$20.02	$16.89	$14.06
Value at end of period	$21.37	$22.02	$18.38	$15.46	$17.95	$16.46	$11.86	$20.02	$16.89
Number of accumulation units outstanding at end of period	70,005	66,676	60,361	50,519	47,859	214,093	197,719	126,355	68
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.46	$24.04	$20.71	$21.31	$18.24	$13.48	$23.51	$20.06	$18.01	$15.45
Value at end of period	$35.12	$31.46	$24.04	$20.71	$21.31	$18.24	$13.48	$23.51	$20.06	$18.01
Number of accumulation units outstanding at end of period	98,206	97,006	98,760	95,945	308,801	737,447	694,989	351,410	225	302,958
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.27	$16.65	$14.24	$14.14	$12.32	$9.49	$16.60	$18.11
Value at end of period	$23.06	$21.27	$16.65	$14.24	$14.14	$12.32	$9.49	$16.60
Number of accumulation units outstanding at end of period	47,100	46,714	64,898	65,858	153,469	299,834	292,021	137,220
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.32	$15.68	$13.72	$13.73	$11.09	$8.67	$16.46	$17.01
Value at end of period	$23.66	$21.32	$15.68	$13.72	$13.73	$11.09	$8.67	$16.46
Number of accumulation units outstanding at end of period	92,923	102,025	97,948	95,959	243,469	406,574	409,765	166,932
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.47	$14.20	$11.80	$14.29	$12.67	$10.04	$17.92	$18.40
Value at end of period	$16.93	$18.47	$14.20	$11.80	$14.29	$12.67	$10.04	$17.92
Number of accumulation units outstanding at end of period	7,408	7,913	10,365	10,351	36,295	53,660	46,047	9,223
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during October 2007)
Value at beginning of period	$31.64	$23.29	$19.74	$20.57	$16.09	$12.49	$18.71	$20.51
Value at end of period	$31.73	$31.64	$23.29	$19.74	$20.57	$16.09	$12.49	$18.71
Number of accumulation units outstanding at end of period	17,264	18,668	18,308	17,562	84,684	179,700	159,550	90,406
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.88	$10.59	$9.07	$9.27	$8.16	$6.14	$8.98
Value at end of period	$15.07	$13.88	$10.59	$9.07	$9.27	$8.16	$6.14
Number of accumulation units outstanding at end of period	28,379	20,319	14,117	4,102	3,061	15,264	549
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.34	$14.24	$12.94	$13.84	$12.34	$11.82
Value at end of period	$19.11	$18.34	$14.24	$12.94	$13.84	$12.34
Number of accumulation units outstanding at end of period	1,204	765	964	703	666	127
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.57	$36.19	$37.20
Value at end of period	$54.67	$50.57	$36.19
Number of accumulation units outstanding at end of period	1,923	1,781	1,619
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.38	$12.71	$11.19	$11.23	$10.29	$8.04	$11.54	$12.06
Value at end of period	$17.66	$16.38	$12.71	$11.19	$11.23	$10.29	$8.04	$11.54
Number of accumulation units outstanding at end of period	7,692	7,561	11,710	12,509	38,020	48,596	60,385	6,961
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during May 2008)
Value at beginning of period	$31.05	$23.52	$20.12	$20.47	$16.31	$11.30	$20.38
Value at end of period	$34.83	$31.05	$23.52	$20.12	$20.47	$16.31	$11.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	318	306

CFI 41

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.89	$9.00	$8.56	$9.12	$7.43	$5.39	$7.94
Value at end of period	$13.51	$11.89	$9.00	$8.56	$9.12	$7.43	$5.39
Number of accumulation units outstanding at end of period	146	0	0	0	0	268	172
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2010)
Value at beginning of period	$17.56	$12.99	$11.23	$11.47	$8.95
Value at end of period	$18.39	$17.56	$12.99	$11.23	$11.47
Number of accumulation units outstanding at end of period	692	488	275	157	157
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$21.30	$16.39	$14.35	$15.00	$11.99	$9.50	$15.71	$15.67	$14.01	$12.98
Value at end of period	$23.68	$21.30	$16.39	$14.35	$15.00	$11.99	$9.50	$15.71	$15.67	$14.01
Number of accumulation units outstanding at end of period	18,264	21,582	34,322	31,626	161,207	284,893	295,857	114,200	135	91,601
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during October 2013)
Value at beginning of period	$9.77	$9.73
Value at end of period	$10.31	$9.77
Number of accumulation units outstanding at end of period	26	26
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.36	$11.89	$10.77	$11.14	$9.12	$7.01	$11.32
Value at end of period	$17.98	$16.36	$11.89	$10.77	$11.14	$9.12	$7.01
Number of accumulation units outstanding at end of period	1,468	2,374	2,239	2,118	1,278	1,425	1,041
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during November 2005)
Value at beginning of period	$23.34	$18.47	$15.34	$16.65	$14.82	$10.81	$17.45	$15.10	$12.64	$11.96
Value at end of period	$24.01	$23.34	$18.47	$15.34	$16.65	$14.82	$10.81	$17.45	$15.10	$12.64
Number of accumulation units outstanding at end of period	68,489	62,786	57,207	50,767	50,962	191,754	163,521	101,026	88	14
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$88.94	$82.33	$68.33	$83.68	$66.10	$36.48	$70.40	$52.76	$39.59
Value at end of period	$84.41	$88.94	$82.33	$68.33	$83.68	$66.10	$36.48	$70.40	$52.76
Number of accumulation units outstanding at end of period	7,403	7,557	7,434	7,115	7,690	34,513	29,836	21,822	23
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during June 2006)
Value at beginning of period	$22.41	$15.94	$13.55	$13.90	$11.30	$8.26	$13.33	$13.53	$11.96
Value at end of period	$25.01	$22.41	$15.94	$13.55	$13.90	$11.30	$8.26	$13.33	$13.53
Number of accumulation units outstanding at end of period	6,018	5,403	3,238	3,247	3,032	1,911	1,170	87	83
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during June 2006)
Value at beginning of period	$16.36	$14.11	$12.72	$12.99	$11.65	$9.63	$13.94	$12.77	$11.52
Value at end of period	$17.62	$16.36	$14.11	$12.72	$12.99	$11.65	$9.63	$13.94	$12.77
Number of accumulation units outstanding at end of period	2,340	2,404	2,175	1,909	2,302	7,802	9,208	2,128	86
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.76	$17.41	$16.06	$14.42	$13.38	$11.34	$12.24	$11.58
Value at end of period	$16.20	$15.76	$17.41	$16.06	$14.42	$13.38	$11.34	$12.24
Number of accumulation units outstanding at end of period	14,935	15,529	17,612	14,980	14,362	25,400	17,789	1,294
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.95	$9.16	$8.20	$10.74	$9.29	$5.34	$12.81	$13.42
Value at end of period	$7.80	$8.95	$9.16	$8.20	$10.74	$9.29	$5.34	$12.81
Number of accumulation units outstanding at end of period	16,728	17,011	17,181	17,464	19,487	38,887	28,966	6,877

CFI 42

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.10	$17.09	$14.77	$15.07	$12.81	$8.00	$12.43	$12.73
Value at end of period	$19.06	$19.10	$17.09	$14.77	$15.07	$12.81	$8.00	$12.43
Number of accumulation units outstanding at end of period	5,214	4,870	4,547	5,674	6,327	44,347	42,787	36,834
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.02	$10.87	$8.94	$10.46	$8.40	$5.48	$6.39
Value at end of period	$14.23	$14.02	$10.87	$8.94	$10.46	$8.40	$5.48
Number of accumulation units outstanding at end of period	14,617	12,131	12,073	10,062	7,684	2,107	88
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2007)
Value at beginning of period	$34.55	$33.91	$29.37	$30.17	$26.86	$22.66	$21.39	$21.26
Value at end of period	$35.00	$34.55	$33.91	$29.37	$30.17	$26.86	$22.66	$21.39
Number of accumulation units outstanding at end of period	24,883	24,385	29,160	29,492	28,205	56,272	48,185	14,707
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.74	$12.01	$11.38	$10.72	$10.02	$8.75	$9.68
Value at end of period	$12.35	$11.74	$12.01	$11.38	$10.72	$10.02	$8.75
Number of accumulation units outstanding at end of period	3,067	1,995	3,122	1,738	1,060	2,597	136
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during November 2005)
Value at beginning of period	$21.03	$15.76	$13.11	$13.82	$12.35	$9.21	$15.15	$13.71	$12.40	$11.79
Value at end of period	$22.90	$21.03	$15.76	$13.11	$13.82	$12.35	$9.21	$15.15	$13.71	$12.40
Number of accumulation units outstanding at end of period	87,235	84,560	74,283	72,655	72,540	263,366	250,525	173,779	231	15
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.73	$7.70	$8.79	$10.36
Value at end of period	$3.41	$3.73	$7.70	$8.79
Number of accumulation units outstanding at end of period	26,207	34,260	15,584	11,643
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.39	$17.78	$16.53	$16.05	$14.97	$13.33	$13.40	$12.50
Value at end of period	$18.23	$17.39	$17.78	$16.53	$16.05	$14.97	$13.33	$13.40
Number of accumulation units outstanding at end of period	30,112	32,448	32,729	36,804	35,058	164,363	118,713	59,517
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.97	$17.16	$15.15	$15.40	$13.53	$11.38	$15.88	$16.18
Value at end of period	$21.15	$19.97	$17.16	$15.15	$15.40	$13.53	$11.38	$15.88
Number of accumulation units outstanding at end of period	29,536	26,337	26,337	28,128	109,951	206,017	217,775	142,186
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.86	$15.52	$14.59	$14.11	$12.08	$9.96	$11.96	$11.77
Value at end of period	$14.87	$14.86	$15.52	$14.59	$14.11	$12.08	$9.96	$11.96
Number of accumulation units outstanding at end of period	23,325	18,000	17,522	17,157	169,537	245,722	261,593	69,352
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.22	$11.68	$12.05	$13.31	$10.97	$8.00	$13.61	$9.70
Value at end of period	$11.63	$13.22	$11.68	$12.05	$13.31	$10.97	$8.00	$13.61
Number of accumulation units outstanding at end of period	44,683	41,071	56,820	57,962	56,434	90,162	81,647	25,508

CFI 43

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.76	$12.10	$10.48	$10.54	$9.26	$7.13	$11.47	$11.94
Value at end of period	$17.39	$15.76	$12.10	$10.48	$10.54	$9.26	$7.13	$11.47
Number of accumulation units outstanding at end of period	385,500	393,434	381,208	376,096	570,427	579,334	589,751	262,708
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$19.20	$18.23	$16.03	$15.40	$13.52	$9.08	$11.75	$11.42
Value at end of period	$19.36	$19.20	$18.23	$16.03	$15.40	$13.52	$9.08	$11.75
Number of accumulation units outstanding at end of period	7,357	7,035	7,800	5,383	6,049	6,376	3,073	11
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.57	$14.77	$12.94	$12.99	$11.44	$9.31	$14.87	$15.59
Value at end of period	$22.22	$19.57	$14.77	$12.94	$12.99	$11.44	$9.31	$14.87
Number of accumulation units outstanding at end of period	32,206	31,913	37,581	38,953	136,641	178,682	188,676	46,123
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$40.16	$29.94	$25.51	$25.89	$21.30	$16.22	$26.05	$27.78
Value at end of period	$43.87	$40.16	$29.94	$25.51	$25.89	$21.30	$16.22	$26.05
Number of accumulation units outstanding at end of period	38,232	42,851	43,015	43,620	120,366	254,397	247,422	127,979
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.53	$20.76	$18.53	$18.72	$15.28	$12.28	$18.54	$19.83	$17.48	$16.29
Value at end of period	$31.05	$29.53	$20.76	$18.53	$18.72	$15.28	$12.28	$18.54	$19.83	$17.48
Number of accumulation units outstanding at end of period	24,001	25,095	24,205	24,379	48,159	138,722	145,901	120,154	104	85,055
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.58	$21.67	$19.87	$18.53	$16.92	$15.21	$16.67	$15.77	$15.20	$14.78
Value at end of period	$22.95	$21.58	$21.67	$19.87	$18.53	$16.92	$15.21	$16.67	$15.77	$15.20
Number of accumulation units outstanding at end of period	16,172	13,800	14,029	15,783	87,057	193,048	189,956	118,510	133	216,170
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.24	$8.46	$7.15	$8.16	$7.59	$5.95	$8.89
Value at end of period	$9.60	$10.24	$8.46	$7.15	$8.16	$7.59	$5.95
Number of accumulation units outstanding at end of period	22,632	25,434	23,602	23,173	44,026	41,437	779
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.59	$14.55	$12.24	$14.44	$14.13	$11.14	$19.53	$17.26	$13.38	$12.26
Value at end of period	$16.67	$17.59	$14.55	$12.24	$14.44	$14.13	$11.14	$19.53	$17.26	$13.38
Number of accumulation units outstanding at end of period	26,422	25,325	26,978	29,904	97,634	125,108	108,669	34,521	7	35,283
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.00	$12.26	$10.41	$10.33
Value at end of period	$18.12	$16.00	$12.26	$10.41
Number of accumulation units outstanding at end of period	260,678	41,022	47,720	37,968
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.28	$10.18	$8.90	$8.62	$7.25	$6.45	$9.26	$9.95
Value at end of period	$14.57	$13.28	$10.18	$8.90	$8.62	$7.25	$6.45	$9.26
Number of accumulation units outstanding at end of period	268,313	258,904	266,003	254,646	223,254	582,644	605,802	308,523
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$26.67	$20.27	$17.80	$17.95	$13.81	$9.79	$15.75	$15.90
Value at end of period	$28.94	$26.67	$20.27	$17.80	$17.95	$13.81	$9.79	$15.75
Number of accumulation units outstanding at end of period	25,211	26,686	14,040	11,438	30,161	46,066	39,349	2,350

CFI 44

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.93	$13.97	$14.01	$14.05	$14.05	$14.05	$13.73	$13.47
Value at end of period	$13.89	$13.93	$13.97	$14.01	$14.05	$14.05	$14.05	$13.73
Number of accumulation units outstanding at end of period	124,383	204,519	61,427	79,086	393,924	478,360	582,760	21,423
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.65	$11.25	$10.21	$10.70	$9.24	$7.45	$11.41	$12.08
Value at end of period	$16.85	$14.65	$11.25	$10.21	$10.70	$9.24	$7.45	$11.41
Number of accumulation units outstanding at end of period	35,743	35,025	34,480	39,950	47,153	44,616	39,837	1,540
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.14	$16.82	$14.74	$14.19	$12.61	$10.72
Value at end of period	$24.97	$22.14	$16.82	$14.74	$14.19	$12.61
Number of accumulation units outstanding at end of period	2,998	1,287	484	238	63	479
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.27	$10.84	$9.41	$9.20	$8.22	$6.96
Value at end of period	$16.06	$14.27	$10.84	$9.41	$9.20	$8.22
Number of accumulation units outstanding at end of period	4,727	2,246	2,655	2,792	4,857	1,174
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$20.03	$15.28	$13.22	$13.19	$12.30
Value at end of period	$22.41	$20.03	$15.28	$13.22	$13.19
Number of accumulation units outstanding at end of period	7,553	3,049	820	755	706
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.44	$18.17	$15.78	$16.18	$12.90	$11.43
Value at end of period	$27.07	$24.44	$18.17	$15.78	$16.18	$12.90
Number of accumulation units outstanding at end of period	3,470	2,280	2,818	2,713	1,077	929
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.85	$11.85	$10.15	$10.38	$8.69
Value at end of period	$17.81	$15.85	$11.85	$10.15	$10.38
Number of accumulation units outstanding at end of period	2,908	833	800	106	106
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2010)
Value at beginning of period	$17.05	$12.33	$10.65	$11.12	$9.00
Value at end of period	$17.84	$17.05	$12.33	$10.65	$11.12
Number of accumulation units outstanding at end of period	3,275	2,627	2,485	1,667	3,166
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.52	$13.36	$11.63	$11.57	$8.77	$6.71	$10.27	$10.89
Value at end of period	$19.50	$18.52	$13.36	$11.63	$11.57	$8.77	$6.71	$10.27
Number of accumulation units outstanding at end of period	8,683	9,139	7,793	7,066	326,577	354,565	370,460	2,269
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$35.33	$25.72	$22.53	$23.17	$18.69	$14.69	$21.38	$22.91
Value at end of period	$37.53	$35.33	$25.72	$22.53	$23.17	$18.69	$14.69	$21.38
Number of accumulation units outstanding at end of period	33,983	39,957	44,856	45,725	97,110	169,567	138,577	15,179

CFI 45

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.61	$13.43	$12.09	$12.21	$11.01	$9.03	$12.38	$12.72
Value at end of period	$15.41	$14.61	$13.43	$12.09	$12.21	$11.01	$9.03	$12.38
Number of accumulation units outstanding at end of period	113,030	140,378	5,551	19,205	24,314	67,379	55,755	27,937
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.28	$13.18	$11.65	$12.06	$10.63	$8.48	$12.86	$13.42
Value at end of period	$16.09	$15.28	$13.18	$11.65	$12.06	$10.63	$8.48	$12.86
Number of accumulation units outstanding at end of period	289,082	285,489	52,976	74,720	103,318	159,045	103,084	24,351
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.99	$13.33	$11.61	$12.21	$10.69	$8.36	$13.30	$13.96
Value at end of period	$16.85	$15.99	$13.33	$11.61	$12.21	$10.69	$8.36	$13.30
Number of accumulation units outstanding at end of period	265,719	255,412	57,288	60,602	86,872	187,609	113,613	27,960
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.39	$13.32	$11.57	$12.23	$10.66	$8.23	$13.73	$13.66
Value at end of period	$17.34	$16.39	$13.32	$11.57	$12.23	$10.66	$8.23	$13.73
Number of accumulation units outstanding at end of period	136,953	126,327	78,806	72,176	66,476	188,721	100,304	24,327
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.56	$12.63	$12.38
Value at end of period	$16.48	$15.56	$12.63
Number of accumulation units outstanding at end of period	7,261	4,589	1,734
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.32	$10.68	$9.42	$9.37
Value at end of period	$13.06	$12.32	$10.68	$9.42
Number of accumulation units outstanding at end of period	288	245	198	144
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.43	$13.53	$12.36	$12.35	$11.31	$9.68	$11.64	$11.70
Value at end of period	$15.21	$14.43	$13.53	$12.36	$12.35	$11.31	$9.68	$11.64
Number of accumulation units outstanding at end of period	13,979	13,561	0	0	2,977	88,528	91,871	56,354
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$12.34	$11.30	$11.05
Value at end of period	$12.98	$12.34	$11.30
Number of accumulation units outstanding at end of period	9,568	9,214	27
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$18.93	$16.94	$15.12	$14.90	$13.46	$11.45	$15.03	$14.69
Value at end of period	$20.12	$18.93	$16.94	$15.12	$14.90	$13.46	$11.45	$15.03
Number of accumulation units outstanding at end of period	12,356	15,034	13,093	13,471	32,301	31,603	34,021	7,354
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.17	$14.07	$12.27	$12.68	$11.25	$9.01	$14.13	$14.64
Value at end of period	$18.25	$17.17	$14.07	$12.27	$12.68	$11.25	$9.01	$14.13
Number of accumulation units outstanding at end of period	38,226	37,516	41,286	39,951	36,877	39,376	37,172	3,078

CFI 46

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.64	$15.18	$13.40	$13.52	$12.10	$9.96	$14.38	$14.70
Value at end of period	$18.77	$17.64	$15.18	$13.40	$13.52	$12.10	$9.96	$14.38
Number of accumulation units outstanding at end of period	21,760	20,548	20,955	22,138	31,739	55,566	52,428	8,094
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.31	$12.67	$12.24	$11.45	$10.82	$10.25	$9.82
Value at end of period	$12.97	$12.31	$12.67	$12.24	$11.45	$10.82	$10.25
Number of accumulation units outstanding at end of period	23,404	20,211	18,778	16,101	9,820	7,961	1,543
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$28.15	$21.50	$18.53	$19.19	$15.78	$11.66	$15.93	$17.52
Value at end of period	$31.57	$28.15	$21.50	$18.53	$19.19	$15.78	$11.66	$15.93
Number of accumulation units outstanding at end of period	20,847	18,154	14,945	10,382	8,897	11,808	10,525	2,846
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$32.36	$23.38	$19.59	$19.23	$15.24	$11.31	$19.31	$18.25	$15.88	$14.84
Value at end of period	$33.66	$32.36	$23.38	$19.59	$19.23	$15.24	$11.31	$19.31	$18.25	$15.88
Number of accumulation units outstanding at end of period	18,094	17,450	16,180	15,243	16,501	42,073	42,300	26,297	91	56,407
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.81	$12.36	$9.83	$10.40	$8.96	$6.72	$9.75
Value at end of period	$14.57	$12.81	$12.36	$9.83	$10.40	$8.96	$6.72
Number of accumulation units outstanding at end of period	8,101	6,771	6,583	5,800	3,908	80,001	76,690
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.76	$13.53	$11.74	$10.76	$8.43	$6.22	$11.37
Value at end of period	$17.82	$13.76	$13.53	$11.74	$10.76	$8.43	$6.22
Number of accumulation units outstanding at end of period	22,618	19,494	28,176	25,119	16,748	9,684	8,764
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$28.27	$21.04	$18.80	$19.78	$17.71	$13.49	$22.27	$23.55
Value at end of period	$31.80	$28.27	$21.04	$18.80	$19.78	$17.71	$13.49	$22.27
Number of accumulation units outstanding at end of period	4,378	4,874	6,946	6,097	7,636	7,515	6,384	1,101
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.36	$11.73	$10.30	$10.62	$8.50	$6.84	$10.13
Value at end of period	$17.02	$16.36	$11.73	$10.30	$10.62	$8.50	$6.84
Number of accumulation units outstanding at end of period	2,454	2,509	2,487	2,293	1,511	190	153
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.47	$16.57	$14.50	$16.33	$12.76	$9.20	$15.16	$16.02
Value at end of period	$23.75	$22.47	$16.57	$14.50	$16.33	$12.76	$9.20	$15.16
Number of accumulation units outstanding at end of period	9,792	10,640	15,168	11,856	11,751	16,015	7,926	5,092
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$21.15	$15.71	$13.28	$13.61	$11.85	$9.25	$14.61	$14.99	$12.98	$12.84
Value at end of period	$23.01	$21.15	$15.71	$13.28	$13.61	$11.85	$9.25	$14.61	$14.99	$12.98
Number of accumulation units outstanding at end of period	11,844	19,183	15,242	17,983	17,067	21,203	24,161	4,642	75	16

CFI 47

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.07	$14.51	$12.90	$13.08	$11.68	$9.55	$12.50	$12.11	$10.78	$10.57
Value at end of period	$19.63	$18.07	$14.51	$12.90	$13.08	$11.68	$9.55	$12.50	$12.11	$10.78
Number of accumulation units outstanding at end of period	36,095	35,481	32,418	27,527	842,148	955,201	895,039	177,948	132	21
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.31	$13.72	$12.01	$12.31	$10.98	$8.88	$12.22
Value at end of period	$20.10	$18.31	$13.72	$12.01	$12.31	$10.98	$8.88
Number of accumulation units outstanding at end of period	4,095	5,525	3,775	5,054	5,079	12,171	8,131
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$22.86	$24.32	$20.48	$25.13	$20.96	$12.25	$25.22	$21.68
Value at end of period	$23.00	$22.86	$24.32	$20.48	$25.13	$20.96	$12.25	$25.22
Number of accumulation units outstanding at end of period	6,223	6,220	5,300	6,796	7,788	8,089	5,401	6
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$30.12	$22.97	$19.20	$18.91	$15.42	$12.31	$18.44	$19.42
Value at end of period	$34.54	$30.12	$22.97	$19.20	$18.91	$15.42	$12.31	$18.44
Number of accumulation units outstanding at end of period	11,886	11,603	6,998	5,805	5,423	10,554	11,787	5,385
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$23.40	$16.90	$14.28	$14.51	$11.49	$9.05	$12.63
Value at end of period	$25.28	$23.40	$16.90	$14.28	$14.51	$11.49	$9.05
Number of accumulation units outstanding at end of period	5,548	7,723	2,953	2,183	1,042	818	1,075
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.82	$15.64	$12.89	$14.07	$12.16	$8.74	$14.68	$13.82	$12.22	$10.37
Value at end of period	$20.22	$19.82	$15.64	$12.89	$14.07	$12.16	$8.74	$14.68	$13.82	$12.22
Number of accumulation units outstanding at end of period	115,054	125,328	125,842	127,648	527,317	748,437	777,795	260,194	18	632
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$20.13	$17.97	$15.51	$15.67	$13.21	$7.93	$11.26	$11.11
Value at end of period	$20.14	$20.13	$17.97	$15.51	$15.67	$13.21	$7.93	$11.26
Number of accumulation units outstanding at end of period	5,202	6,841	7,715	8,235	6,113	5,093	487	11
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$20.38	$16.73	$14.66	$14.29	$12.57	$9.46	$13.09	$12.58	$11.12
Value at end of period	$22.79	$20.38	$16.73	$14.66	$14.29	$12.57	$9.46	$13.09	$12.58
Number of accumulation units outstanding at end of period	66,760	66,437	51,267	44,656	46,121	217,293	167,505	62,812	108
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.85	$16.21	$14.00	$14.59	$11.38	$7.80	$13.76	$14.48
Value at end of period	$24.36	$21.85	$16.21	$14.00	$14.59	$11.38	$7.80	$13.76
Number of accumulation units outstanding at end of period	80,958	80,205	81,331	77,784	114,069	184,692	188,321	76,716
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$25.80	$19.95	$17.07	$17.28	$15.07	$12.10	$18.87	$18.36	$15.47	$15.40
Value at end of period	$27.64	$25.80	$19.95	$17.07	$17.28	$15.07	$12.10	$18.87	$18.36	$15.47
Number of accumulation units outstanding at end of period	18,525	20,774	19,591	18,111	16,403	32,001	25,956	13,793	76	13

CFI 48

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$26.84	$19.33	$16.30	$16.53	$14.19	$9.95	$17.28	$15.77	$13.96	$13.19
Value at end of period	$29.08	$26.84	$19.33	$16.30	$16.53	$14.19	$9.95	$17.28	$15.77	$13.96
Number of accumulation units outstanding at end of period	57,003	63,797	60,508	56,616	97,603	276,585	289,013	200,701	71	264,015
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.18	$15.07	$12.73	$14.57	$12.84	$9.36	$17.81
Value at end of period	$16.94	$17.18	$15.07	$12.73	$14.57	$12.84	$9.36
Number of accumulation units outstanding at end of period	3,446	4,325	4,582	2,955	2,870	2,167	2,967
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.29	$9.41	$7.94	$9.05	$8.34	$6.33	$10.21
Value at end of period	$10.51	$11.29	$9.41	$7.94	$9.05	$8.34	$6.33
Number of accumulation units outstanding at end of period	52,141	47,634	56,506	41,985	59,000	68,724	54,110
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.39	$11.05	$9.10	$9.68	$9.01	$6.83	$10.69
Value at end of period	$13.95	$14.39	$11.05	$9.10	$9.68	$9.01	$6.83
Number of accumulation units outstanding at end of period	4,544	6,639	4,557	4,220	2,321	1,474	398
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.39	$10.97	$9.05	$10.64	$8.54	$5.72	$10.55	$11.06
Value at end of period	$12.76	$13.39	$10.97	$9.05	$10.64	$8.54	$5.72	$10.55
Number of accumulation units outstanding at end of period	5,313	5,477	8,992	11,488	9,674	8,016	6,521	1,992
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.73	$16.94	$14.34	$17.48	$13.85	$8.36	$16.46	$17.81
Value at end of period	$23.38	$22.73	$16.94	$14.34	$17.48	$13.85	$8.36	$16.46
Number of accumulation units outstanding at end of period	12,880	13,858	12,375	12,201	12,185	110,640	104,463	72,244
WANGER USA
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.51	$17.63	$14.73	$15.31	$12.45	$8.78	$14.60	$15.64
Value at end of period	$24.56	$23.51	$17.63	$14.73	$15.31	$12.45	$8.78	$14.60
Number of accumulation units outstanding at end of period	6,648	8,283	7,994	8,022	8,922	57,103	54,768	45,718
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during June 2006)
Value at beginning of period	$19.22	$14.62	$13.04	$12.22	$10.82	$9.12	$13.68	$13.21	$11.52
Value at end of period	$21.30	$19.22	$14.62	$13.04	$12.22	$10.82	$9.12	$13.68	$13.21
Number of accumulation units outstanding at end of period	56,954	56,662	55,989	50,887	54,243	163,758	154,599	77,601	85
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during October 2007)
Value at beginning of period	$37.89	$27.52	$24.33	$24.94	$20.41	$15.76	$23.16	$25.99
Value at end of period	$40.55	$37.89	$27.52	$24.33	$24.94	$20.41	$15.76	$23.16
Number of accumulation units outstanding at end of period	7,890	7,911	7,621	7,814	7,895	53,015	52,239	41,376

CFI 49

Condensed Financial Information (continued)

TABLE 7

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.14	$15.42	$14.01	$13.44	$12.03	$9.64	$14.08	$13.75	$12.69	$11.84
Value at end of period	$19.81	$18.14	$15.42	$14.01	$13.44	$12.03	$9.64	$14.08	$13.75	$12.69
Number of accumulation units outstanding at end of period	187	187	187	187	211	211	211	211	680	8,828
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during January 2006)
Value at beginning of period	$21.91	$18.30	$15.40	$17.89	$16.41	$11.84	$19.98	$16.87	$14.45
Value at end of period	$21.26	$21.91	$18.30	$15.40	$17.89	$16.41	$11.84	$19.98	$16.87
Number of accumulation units outstanding at end of period	7,711	381	1,625	2,032	1,479	1,790	3,482	10,404	78,804
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2005)
Value at beginning of period	$31.22	$23.86	$20.57	$21.18	$18.13	$13.41	$23.40	$19.97	$17.94	$14.87
Value at end of period	$34.83	$31.22	$23.86	$20.57	$21.18	$18.13	$13.41	$23.40	$19.97	$17.94
Number of accumulation units outstanding at end of period	6,918	10,508	16,639	18,953	22,201	24,727	25,935	58,605	146,993	406,492
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2005)
Value at beginning of period	$21.11	$16.53	$14.14	$14.05	$12.25	$9.44	$16.52	$16.33	$13.63	$12.61
Value at end of period	$22.87	$21.11	$16.53	$14.14	$14.05	$12.25	$9.44	$16.52	$16.33	$13.63
Number of accumulation units outstanding at end of period	4,121	4,868	6,296	6,803	8,244	9,352	11,582	19,791	25,339	268,189
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2005)
Value at beginning of period	$21.15	$15.57	$13.62	$13.64	$11.03	$8.63	$16.38	$12.95	$12.16	$11.18
Value at end of period	$23.46	$21.15	$15.57	$13.62	$13.64	$11.03	$8.63	$16.38	$12.95	$12.16
Number of accumulation units outstanding at end of period	10,316	10,849	12,881	14,211	17,805	21,537	25,554	38,850	46,498	508,322
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.33	$14.10	$11.72	$14.20	$12.60	$9.99	$17.84	$15.26	$12.97	$10.61
Value at end of period	$16.79	$18.33	$14.10	$11.72	$14.20	$12.60	$9.99	$17.84	$15.26	$12.97
Number of accumulation units outstanding at end of period	848	848	1,442	3,088	3,307	2,690	6,359	9,400	14,219	28,266
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during November 2005)
Value at beginning of period	$31.44	$23.16	$19.63	$20.47	$16.02	$12.45	$18.65	$19.17	$16.45	$16.13
Value at end of period	$31.51	$31.44	$23.16	$19.63	$20.47	$16.02	$12.45	$18.65	$19.17	$16.45
Number of accumulation units outstanding at end of period	3,818	0	0	0	0	0	1,089	1,372	23,711	4,212
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$16.26	$12.62	$11.12	$11.17	$10.23	$8.00	$11.49	$10.67	$9.17	$9.03
Value at end of period	$17.52	$16.26	$12.62	$11.12	$11.17	$10.23	$8.00	$11.49	$10.67	$9.17
Number of accumulation units outstanding at end of period	1,072	1,072	1,073	1,073	1,000	1,015	2,047	2,060	2,152	2,061
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during January 2005)
Value at beginning of period	$21.17	$16.30	$14.28	$14.93	$11.94	$9.47	$15.66	$15.63	$13.97	$12.41
Value at end of period	$23.52	$21.17	$16.30	$14.28	$14.93	$11.94	$9.47	$15.66	$15.63	$13.97
Number of accumulation units outstanding at end of period	96	131	131	131	672	672	1,591	2,882	5,928	73,913

CFI 50

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.23	$18.39	$15.28	$16.60	$14.78	$10.79	$17.42	$18.12
Value at end of period	$23.89	$23.23	$18.39	$15.28	$16.60	$14.78	$10.79	$17.42
Number of accumulation units outstanding at end of period	0	0	2,768	2,553	2,344	2,129	1,881	1,676
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during June 2014)
Value at beginning of period	$90.52
Value at end of period	$83.81
Number of accumulation units outstanding at end of period	6,762
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during June 2014)
Value at beginning of period	$16.78
Value at end of period	$17.49
Number of accumulation units outstanding at end of period	28
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.68	$17.34	$16.00	$14.38	$13.34	$11.31	$12.21	$11.09	$10.84
Value at end of period	$16.11	$15.68	$17.34	$16.00	$14.38	$13.34	$11.31	$12.21	$11.09
Number of accumulation units outstanding at end of period	4,832	0	1,972	1,118	1,445	2,179	1,243	1,151	73,266
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.92	$9.13	$8.18	$10.72	$9.28	$5.33	$12.81	$9.69
Value at end of period	$7.77	$8.92	$9.13	$8.18	$10.72	$9.28	$5.33	$12.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	96	21
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.01	$17.02	$14.72	$15.02	$12.77	$7.98	$12.41	$12.64
Value at end of period	$18.95	$19.01	$17.02	$14.72	$15.02	$12.77	$7.98	$12.41
Number of accumulation units outstanding at end of period	0	0	271	220	174	122	91	71
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.98	$10.85	$8.92	$10.45	$10.28
Value at end of period	$14.19	$13.98	$10.85	$8.92	$10.45
Number of accumulation units outstanding at end of period	0	0	269	269	269
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during November 2007)
Value at beginning of period	$34.34	$33.71	$29.21	$30.03	$26.74	$22.58	$21.32	$21.55
Value at end of period	$34.76	$34.34	$33.71	$29.21	$30.03	$26.74	$22.58	$21.32
Number of accumulation units outstanding at end of period	8,882	82	1,435	1,234	1,236	997	1,022	945
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.70	$11.98	$11.36	$10.70	$10.01	$9.50
Value at end of period	$12.31	$11.70	$11.98	$11.36	$10.70	$10.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,053
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.92	$15.69	$13.06	$13.78	$12.31	$9.18	$15.13	$13.69	$12.39	$11.87
Value at end of period	$22.78	$20.92	$15.69	$13.06	$13.78	$12.31	$9.18	$15.13	$13.69	$12.39
Number of accumulation units outstanding at end of period	409	409	3,358	1,831	1,677	1,517	1,336	1,181	409	409

CFI 51

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.29	$17.68	$16.45	$15.98	$14.91	$13.29	$13.36	$12.25	$11.82	$11.63
Value at end of period	$18.12	$17.29	$17.68	$16.45	$15.98	$14.91	$13.29	$13.36	$12.25	$11.82
Number of accumulation units outstanding at end of period	91	91	624	624	624	1,328	1,576	1,577	1,919	1,911
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$19.82	$17.04	$15.05	$15.30	$13.45	$11.32	$15.80	$15.02	$13.71	$12.97
Value at end of period	$20.97	$19.82	$17.04	$15.05	$15.30	$13.45	$11.32	$15.80	$15.02	$13.71
Number of accumulation units outstanding at end of period	2,103	2,211	2,211	2,794	3,958	9,862	12,253	14,281	14,972	55,819
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.95	$15.63	$14.54	$14.07	$12.18	$9.95	$11.94	$10.90	$10.20	$10.01
Value at end of period	$14.80	$14.95	$15.63	$14.54	$14.07	$12.18	$9.95	$11.94	$10.90	$10.20
Number of accumulation units outstanding at end of period	2,627	2,599	2,645	2,737	2,394	3,457	3,311	11,915	8,168	118,602
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.18	$11.64	$12.02	$13.28	$10.96	$8.00	$13.60	$9.70
Value at end of period	$11.58	$13.18	$11.64	$12.02	$13.28	$10.96	$8.00	$13.60
Number of accumulation units outstanding at end of period	924	972	1,129	1,176	1,237	1,236	3,381	4,631
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.63	$12.01	$10.41	$10.47	$9.21	$7.09	$11.41	$10.67	$9.37	$8.47
Value at end of period	$17.25	$15.63	$12.01	$10.41	$10.47	$9.21	$7.09	$11.41	$10.67	$9.37
Number of accumulation units outstanding at end of period	113,381	58,440	58,009	69,217	79,285	77,119	89,124	136,998	152,431	202,922
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$19.11	$18.16	$15.98	$15.36	$13.49	$8.61
Value at end of period	$19.27	$19.11	$18.16	$15.98	$15.36	$13.49
Number of accumulation units outstanding at end of period	0	0	794	794	794	1,648
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$19.42	$14.66	$12.86	$12.91	$11.37	$9.26	$14.80	$14.14	$12.39	$11.52
Value at end of period	$22.04	$19.42	$14.66	$12.86	$12.91	$11.37	$9.26	$14.80	$14.14	$12.39
Number of accumulation units outstanding at end of period	7,988	8,242	11,910	12,360	36,464	41,410	25,117	35,735	46,236	295,355
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$39.85	$29.72	$25.34	$25.72	$21.17	$16.13	$25.93	$24.66	$22.61	$19.59
Value at end of period	$43.51	$39.85	$29.72	$25.34	$25.72	$21.17	$16.13	$25.93	$24.66	$22.61
Number of accumulation units outstanding at end of period	5,633	622	840	1,700	14,634	14,516	2,814	8,033	36,707	191,258
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$29.30	$20.61	$18.40	$18.60	$15.20	$12.21	$18.45	$19.75	$17.41	$15.43
Value at end of period	$30.79	$29.30	$20.61	$18.40	$18.60	$15.20	$12.21	$18.45	$19.75	$17.41
Number of accumulation units outstanding at end of period	14	79	376	1,161	1,491	1,490	1,644	4,818	22,671	114,046
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$21.41	$21.51	$19.74	$18.42	$16.82	$15.13	$16.59	$15.70	$15.14	$14.71
Value at end of period	$22.76	$21.41	$21.51	$19.74	$18.42	$16.82	$15.13	$16.59	$15.70	$15.14
Number of accumulation units outstanding at end of period	16,350	1,589	3,573	3,465	3,612	3,550	5,568	12,107	39,814	158,961

CFI 52

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.21	$8.44	$7.13	$8.15	$7.58	$6.96
Value at end of period	$9.57	$10.21	$8.44	$7.13	$8.15	$7.58
Number of accumulation units outstanding at end of period	207	207	207	275	275	275
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.98	$12.24	$10.40	$10.33
Value at end of period	$18.09	$15.98	$12.24	$10.40
Number of accumulation units outstanding at end of period	98,829	10,846	11,252	12,554
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.23	$10.14	$8.87	$8.60	$7.23	$6.44	$9.25	$9.45
Value at end of period	$14.51	$13.23	$10.14	$8.87	$8.60	$7.23	$6.44	$9.25
Number of accumulation units outstanding at end of period	0	5	1,926	1,785	1,754	2,375	1,937	11,223
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2011)
Value at beginning of period	$26.51	$20.16	$17.71	$19.59
Value at end of period	$28.75	$26.51	$20.16	$17.71
Number of accumulation units outstanding at end of period	23,583	0	40	40
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.82	$13.87	$13.91	$13.96	$13.97	$13.98	$13.66	$13.04	$12.47	$12.42
Value at end of period	$13.78	$13.82	$13.87	$13.91	$13.96	$13.97	$13.98	$13.66	$13.04	$12.47
Number of accumulation units outstanding at end of period	41,762	6,315	24,846	32,249	43,752	46,061	88,510	85,032	27,460	15,610
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$17.78
Value at end of period	$19.37
Number of accumulation units outstanding at end of period	2,261
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$35.06	$25.54	$22.38	$23.03	$18.58	$14.62	$21.27	$20.16	$17.32	$14.92
Value at end of period	$37.22	$35.06	$25.54	$22.38	$23.03	$18.58	$14.62	$21.27	$20.16	$17.32
Number of accumulation units outstanding at end of period	12,372	862	1,276	1,902	2,112	2,158	3,758	8,894	14,864	54,124
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.55	$13.38	$12.05	$12.18	$10.98	$9.01	$12.36	$11.86	$11.22
Value at end of period	$15.33	$14.55	$13.38	$12.05	$12.18	$10.98	$9.01	$12.36	$11.86
Number of accumulation units outstanding at end of period	9,144	0	154,734	159,974	179,588	177,786	184,289	174,997	159,881
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.22	$13.13	$11.61	$12.02	$10.60	$8.46	$12.84	$12.31	$11.70
Value at end of period	$16.01	$15.22	$13.13	$11.61	$12.02	$10.60	$8.46	$12.84	$12.31
Number of accumulation units outstanding at end of period	45,975	6,057	237,708	228,952	220,355	208,947	205,625	186,431	182,204
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.92	$13.28	$11.58	$12.18	$10.67	$8.34	$13.29	$12.66	$12.00
Value at end of period	$16.77	$15.92	$13.28	$11.58	$12.18	$10.67	$8.34	$13.29	$12.66
Number of accumulation units outstanding at end of period	19,539	0	193,124	181,697	166,923	150,258	139,377	116,662	221,134

CFI 53

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.32	$13.27	$11.53	$12.20	$10.63	$8.22	$13.71	$13.01	$12.36
Value at end of period	$17.26	$16.32	$13.27	$11.53	$12.20	$10.63	$8.22	$13.71	$13.01
Number of accumulation units outstanding at end of period	10,756	0	38,359	34,067	28,191	23,400	16,963	12,540	67,196
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$15.53	$12.62	$10.96	$11.59	$11.08
Value at end of period	$16.44	$15.53	$12.62	$10.96	$11.59
Number of accumulation units outstanding at end of period	0	0	1,205	966	46
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.37	$13.48	$12.32	$12.32	$11.28	$9.66	$11.63	$11.09	$10.55
Value at end of period	$15.14	$14.37	$13.48	$12.32	$12.32	$11.28	$9.66	$11.63	$11.09
Number of accumulation units outstanding at end of period	2,967	0	8,118	26,425	5,426	6,531	5,921	6,466	30,471
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.78	$16.81	$15.02	$14.81	$13.38	$11.39	$14.96	$14.19	$13.14	$12.94
Value at end of period	$19.96	$18.78	$16.81	$15.02	$14.81	$13.38	$11.39	$14.96	$14.19	$13.14
Number of accumulation units outstanding at end of period	178	178	178	178	220	220	417	629	734	873
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.04	$13.97	$12.19	$12.60	$11.18	$8.96	$14.07	$13.44	$11.91	$11.66
Value at end of period	$18.10	$17.04	$13.97	$12.19	$12.60	$11.18	$8.96	$14.07	$13.44	$11.91
Number of accumulation units outstanding at end of period	509	1,045	1,045	1,090	1,090	1,090	3,378	3,376	8,061	8,301
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.51	$15.07	$13.31	$13.43	$12.03	$9.91	$14.31	$13.61	$12.29	$12.09
Value at end of period	$18.61	$17.51	$15.07	$13.31	$13.43	$12.03	$9.91	$14.31	$13.61	$12.29
Number of accumulation units outstanding at end of period	671	938	1,250	2,079	2,398	3,162	3,585	3,904	3,905	4,600
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2006)
Value at beginning of period	$19.26	$14.64	$12.69	$12.51	$10.94	$8.70	$13.88	$13.23	$12.23
Value at end of period	$21.76	$19.26	$14.64	$12.69	$12.51	$10.94	$8.70	$13.88	$13.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	61,037
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$27.99	$21.38	$18.44	$19.11	$15.72	$11.62	$15.88	$16.41	$14.27	$14.04
Value at end of period	$31.37	$27.99	$21.38	$18.44	$19.11	$15.72	$11.62	$15.88	$16.41	$14.27
Number of accumulation units outstanding at end of period	6,352	8	8	8	8	8	11	116	2,150	4,873
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$32.17	$23.25	$19.50	$19.14	$15.19	$11.27	$19.25	$18.21	$15.85	$15.67
Value at end of period	$33.45	$32.17	$23.25	$19.50	$19.14	$15.19	$11.27	$19.25	$18.21	$15.85
Number of accumulation units outstanding at end of period	172	172	172	172	172	550	1,446	4,560	4,663	3,937
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2014)
Value at beginning of period	$16.00
Value at end of period	$17.75
Number of accumulation units outstanding at end of period	774

CFI 54

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$28.10	$20.93	$18.71	$19.69	$17.64	$17.75
Value at end of period	$31.59	$28.10	$20.93	$18.71	$19.69	$17.64
Number of accumulation units outstanding at end of period	6	6	6	6	6	6
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$22.37	$16.51	$14.45	$16.28	$12.73	$9.18	$15.13	$15.46
Value at end of period	$23.64	$22.37	$16.51	$14.45	$16.28	$12.73	$9.18	$15.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,450
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.03	$15.63	$13.22	$13.55	$11.81	$9.22	$14.56	$14.96	$12.95	$12.19
Value at end of period	$22.87	$21.03	$15.63	$13.22	$13.55	$11.81	$9.22	$14.56	$14.96	$12.95
Number of accumulation units outstanding at end of period	406	405	406	550	476	406	317	248	191	37
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.58	$14.92	$13.27	$13.47	$12.03	$9.84	$12.48	$12.09	$11.15	$10.63
Value at end of period	$19.53	$18.58	$14.92	$13.27	$13.47	$12.03	$9.84	$12.48	$12.09	$11.15
Number of accumulation units outstanding at end of period	8,426	8,270	9,698	10,403	12,300	13,962	16,732	35,553	39,629	736,384
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2011)
Value at beginning of period	$18.23	$13.66	$11.97	$13.29
Value at end of period	$20.00	$18.23	$13.66	$11.97
Number of accumulation units outstanding at end of period	0	0	0	188
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$29.95	$22.85	$19.10	$18.83	$15.37	$12.27	$18.39	$18.03	$15.53	$15.12
Value at end of period	$34.32	$29.95	$22.85	$19.10	$18.83	$15.37	$12.27	$18.39	$18.03	$15.53
Number of accumulation units outstanding at end of period	92	92	2,470	1,447	1,343	1,232	1,631	3,214	2,132	4,373
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$23.30	$16.83	$14.23	$14.47	$11.46	$9.03	$12.94	$13.12
Value at end of period	$25.16	$23.30	$16.83	$14.23	$14.47	$11.46	$9.03	$12.94
Number of accumulation units outstanding at end of period	0	0	2,900	2,730	2,561	2,375	2,374	1,981
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$20.48	$16.17	$13.33	$14.56	$12.13	$8.72	$14.66	$13.81	$12.22	$10.97
Value at end of period	$20.88	$20.48	$16.17	$13.33	$14.56	$12.13	$8.72	$14.66	$13.81	$12.22
Number of accumulation units outstanding at end of period	21,857	24,567	28,622	32,266	44,228	48,674	57,029	77,524	129,996	483,771
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.05	$17.91	$15.47	$15.63	$13.18	$11.07
Value at end of period	$20.05	$20.05	$17.91	$15.47	$15.63	$13.18
Number of accumulation units outstanding at end of period	3,574	0	0	0	0	904
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.29	$16.66	$14.61	$14.25	$12.54	$9.44	$13.07	$13.26
Value at end of period	$22.68	$20.29	$16.66	$14.61	$14.25	$12.54	$9.44	$13.07
Number of accumulation units outstanding at end of period	47,649	0	6,060	5,893	5,448	5,079	4,535	4,219

CFI 55

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.75	$16.15	$14.36	$14.96	$11.36	$7.78	$14.13	$12.16	$11.53	$10.26
Value at end of period	$24.94	$21.75	$16.15	$14.36	$14.96	$11.36	$7.78	$14.13	$12.16	$11.53
Number of accumulation units outstanding at end of period	18,566	20,475	24,515	25,919	27,058	32,557	39,391	52,730	63,035	325,081
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$25.67	$19.86	$17.00	$17.21	$15.03	$12.06	$18.83	$18.33	$16.75
Value at end of period	$27.49	$25.67	$19.86	$17.00	$17.21	$15.03	$12.06	$18.83	$18.33
Number of accumulation units outstanding at end of period	27,859	0	0	0	0	0	0	0	45,876
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$26.63	$19.19	$16.19	$16.43	$14.11	$9.90	$17.19	$15.70	$13.90	$13.02
Value at end of period	$28.84	$26.63	$19.19	$16.19	$16.43	$14.11	$9.90	$17.19	$15.70	$13.90
Number of accumulation units outstanding at end of period	4,811	5,361	5,464	6,309	7,024	7,551	10,910	26,614	27,674	31,151
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.26	$9.39	$7.93	$9.04	$8.33	$6.33	$10.21
Value at end of period	$10.48	$11.26	$9.39	$7.93	$9.04	$8.33	$6.33
Number of accumulation units outstanding at end of period	23,416	3,860	3,908	4,404	4,687	5,041	5,717
WANGER SELECT
(Funds were first received in this option during May 2006)
Value at beginning of period	$22.62	$16.87	$14.29	$17.42	$13.81	$8.34	$16.43	$15.07	$14.07
Value at end of period	$23.25	$22.62	$16.87	$14.29	$17.42	$13.81	$8.34	$16.43	$15.07
Number of accumulation units outstanding at end of period	0	0	1,922	1,666	1,500	1,394	1,294	1,002	43,102
WANGER USA
(Funds were first received in this option during May 2006)
Value at beginning of period	$23.39	$17.55	$14.67	$15.26	$12.41	$8.76	$14.57	$13.88	$13.99
Value at end of period	$24.43	$23.39	$17.55	$14.67	$15.26	$12.41	$8.76	$14.57	$13.88
Number of accumulation units outstanding at end of period	0	1,194	1,194	487	487	0	0	0	30,654
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during December 2007)
Value at beginning of period	$19.13	$14.56	$12.99	$12.18	$10.79	$9.10	$13.66	$13.86
Value at end of period	$21.19	$19.13	$14.56	$12.99	$12.18	$10.79	$9.10	$13.66
Number of accumulation units outstanding at end of period	0	0	134	0	0	0	0	1,002

TABLE 8
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.60	$15.35	$13.42	$13.18
Value at end of period	$21.50	$20.60	$15.35	$13.42
Number of accumulation units outstanding at end of period	97	97	0	4

CFI 56

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.82	$12.12	$10.94	$11.19	$9.69	$7.97
Value at end of period	$16.83	$14.82	$12.12	$10.94	$11.19	$9.69
Number of accumulation units outstanding at end of period	427	422	414	9,073	8,673	4,402
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.98	$12.37	$11.33	$11.16	$9.98	$8.29
Value at end of period	$17.37	$15.98	$12.37	$11.33	$11.16	$9.98
Number of accumulation units outstanding at end of period	3,970	5,169	4,626	19,395	7,768	3,175
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.23	$13.51	$12.72	$11.30	$10.75	$10.50
Value at end of period	$12.51	$12.23	$13.51	$12.72	$11.30	$10.75
Number of accumulation units outstanding at end of period	7,222	15,249	14,454	20,751	6,968	365
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$27.18	$18.86	$15.74	$17.82	$13.04
Value at end of period	$30.04	$27.18	$18.86	$15.74	$17.82
Number of accumulation units outstanding at end of period	1,377	1,595	154	896	116
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.28	$9.85	$7.89	$8.54	$8.09	$5.81	$5.74
Value at end of period	$12.11	$12.28	$9.85	$7.89	$8.54	$8.09	$5.81
Number of accumulation units outstanding at end of period	2,857	4,342	3,539	961	1,808	1,148	32
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2010)
Value at beginning of period	$18.30	$12.71	$10.96	$11.78	$10.33
Value at end of period	$20.00	$18.30	$12.71	$10.96	$11.78
Number of accumulation units outstanding at end of period	1,360	2,732	6,153	6,341	6,002
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.50	$17.70	$15.70	$15.86	$12.67	$12.44
Value at end of period	$24.91	$23.50	$17.70	$15.70	$15.86	$12.67
Number of accumulation units outstanding at end of period	1,271	2,042	1,131	2,718	978	361
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.15	$21.40	$19.44	$18.67	$16.72	$13.40	$19.59	$19.14	$17.66	$16.79
Value at end of period	$27.45	$25.15	$21.40	$19.44	$18.67	$16.72	$13.40	$19.59	$19.14	$17.66
Number of accumulation units outstanding at end of period	3,843	3,843	3,842	7,403	6,536	5,287	5,471	1,199	97,691	100,951
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.25	$10.96	$9.51	$9.00
Value at end of period	$14.59	$11.25	$10.96	$9.51
Number of accumulation units outstanding at end of period	1,592	2,850	2,560	120
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.86	$9.87	$8.62	$9.12	$7.87	$6.21	$6.49
Value at end of period	$14.31	$12.86	$9.87	$8.62	$9.12	$7.87	$6.21
Number of accumulation units outstanding at end of period	96,052	87,896	76,185	72,667	19,996	13,829	391

CFI 57

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.68	$10.91	$9.40	$9.86	$8.05	$6.36
Value at end of period	$16.38	$14.68	$10.91	$9.40	$9.86	$8.05
Number of accumulation units outstanding at end of period	9,654	2,580	1,023	861	267	118
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during September 2005)
Value at beginning of period	$21.81	$18.22	$15.34	$17.83	$16.37	$11.81	$19.95	$16.85	$13.88	$12.84
Value at end of period	$21.14	$21.81	$18.22	$15.34	$17.83	$16.37	$11.81	$19.95	$16.85	$13.88
Number of accumulation units outstanding at end of period	201,605	185,343	163,201	183,967	122,566	87,379	39,584	26,260	9,813	7,842
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$48.07	$36.76	$31.71	$32.66	$27.97	$20.69	$36.14	$30.86	$27.73	$23.81
Value at end of period	$53.60	$48.07	$36.76	$31.71	$32.66	$27.97	$20.69	$36.14	$30.86	$27.73
Number of accumulation units outstanding at end of period	268,657	259,968	252,378	326,308	209,225	179,245	150,860	86,087	774,715	669,414
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.91	$25.00	$21.40	$21.27	$18.55	$14.30	$25.04	$24.76	$20.69	$19.62
Value at end of period	$34.55	$31.91	$25.00	$21.40	$21.27	$18.55	$14.30	$25.04	$24.76	$20.69
Number of accumulation units outstanding at end of period	89,606	98,486	104,325	140,734	127,694	122,797	125,190	118,401	531,263	525,707
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2007)
Value at beginning of period	$30.21	$22.25	$19.48	$19.51	$15.78	$12.35	$23.47	$24.14
Value at end of period	$33.49	$30.21	$22.25	$19.48	$19.51	$15.78	$12.35	$23.47
Number of accumulation units outstanding at end of period	61,700	60,233	61,840	142,448	81,623	77,201	59,880	31,461
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2007)
Value at beginning of period	$25.35	$19.51	$16.23	$19.67	$17.46	$13.85	$24.75	$25.32
Value at end of period	$23.21	$25.35	$19.51	$16.23	$19.67	$17.46	$13.85	$24.75
Number of accumulation units outstanding at end of period	11,831	11,640	12,576	18,886	16,908	17,914	14,940	4,118
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during November 2007)
Value at beginning of period	$31.25	$23.03	$19.53	$20.37	$15.95	$12.40	$18.59	$18.93
Value at end of period	$31.30	$31.25	$23.03	$19.53	$20.37	$15.95	$12.40	$18.59
Number of accumulation units outstanding at end of period	78,281	70,897	62,380	143,074	103,075	62,253	27,274	14,164
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.80	$10.54	$9.03	$9.25	$8.14	$6.13	$9.04
Value at end of period	$14.97	$13.80	$10.54	$9.03	$9.25	$8.14	$6.13
Number of accumulation units outstanding at end of period	241,219	234,729	196,302	191,349	143,003	81,611	3,433
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.26	$14.19	$12.91	$13.82	$12.33	$10.08
Value at end of period	$19.00	$18.26	$14.19	$12.91	$13.82	$12.33
Number of accumulation units outstanding at end of period	1,173	2,530	1,168	5,443	5,447	4,215
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.48	$36.16	$37.19
Value at end of period	$54.52	$50.48	$36.16
Number of accumulation units outstanding at end of period	2,988	3,045	3,858
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.14	$12.54	$11.05	$11.10	$10.18	$7.96	$11.44	$11.70
Value at end of period	$17.38	$16.14	$12.54	$11.05	$11.10	$10.18	$7.96	$11.44
Number of accumulation units outstanding at end of period	9,525	10,697	14,991	24,308	18,663	18,002	14,950	11,140

CFI 58

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$48.47	$40.50	$35.79	$35.81
Value at end of period	$52.38	$48.47	$40.50	$35.79
Number of accumulation units outstanding at end of period	0	0	0	0
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$35.58	$26.98	$23.10	$23.12
Value at end of period	$39.87	$35.58	$26.98	$23.10
Number of accumulation units outstanding at end of period	0	0	0	11
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$27.77	$21.71	$18.15	$19.42
Value at end of period	$29.71	$27.77	$21.71	$18.15
Number of accumulation units outstanding at end of period	0	0	0	57
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.81	$8.94	$8.52	$9.08	$7.41	$5.38	$8.79	$9.30
Value at end of period	$13.41	$11.81	$8.94	$8.52	$9.08	$7.41	$5.38	$8.79
Number of accumulation units outstanding at end of period	7,034	6,492	5,886	5,524	1,188	180	92	8
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during December 2008)
Value at beginning of period	$17.46	$12.93	$11.19	$11.44	$9.20	$7.19	$6.15
Value at end of period	$18.27	$17.46	$12.93	$11.19	$11.44	$9.20	$7.19
Number of accumulation units outstanding at end of period	3,812	6,689	7,327	9,938	4,962	2,941	14
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during November 2007)
Value at beginning of period	$21.04	$16.21	$14.21	$14.86	$11.89	$9.43	$15.61	$16.23
Value at end of period	$23.37	$21.04	$16.21	$14.21	$14.86	$11.89	$9.43	$15.61
Number of accumulation units outstanding at end of period	55,383	58,410	62,323	71,717	28,397	26,704	23,024	7,888
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during October 2013)
Value at beginning of period	$9.76	$9.78
Value at end of period	$10.29	$9.76
Number of accumulation units outstanding at end of period	1,443	83
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during July 2007)
Value at beginning of period	$16.23	$11.81	$10.70	$11.09	$9.08	$7.00	$11.50	$12.12
Value at end of period	$17.83	$16.23	$11.81	$10.70	$11.09	$9.08	$7.00	$11.50
Number of accumulation units outstanding at end of period	2,997	3,237	1,400	5,148	3,151	4,777	3,468	2,423
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during September 2005)
Value at beginning of period	$23.12	$18.31	$15.22	$16.54	$14.73	$10.76	$17.39	$15.06	$12.61	$12.09
Value at end of period	$23.76	$23.12	$18.31	$15.22	$16.54	$14.73	$10.76	$17.39	$15.06	$12.61
Number of accumulation units outstanding at end of period	24,701	23,402	28,976	45,889	31,388	29,457	24,554	22,131	10,731	9,163
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during November 2007)
Value at beginning of period	$87.76	$81.32	$67.56	$82.82	$65.48	$36.18	$69.89	$71.03
Value at end of period	$83.21	$87.76	$81.32	$67.56	$82.82	$65.48	$36.18	$69.89
Number of accumulation units outstanding at end of period	29,161	28,228	25,454	91,690	65,952	57,138	43,790	34,935

CFI 59

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during October 2011)
Value at beginning of period	$36.11	$28.48	$23.58	$24.73
Value at end of period	$36.79	$36.11	$28.48	$23.58
Number of accumulation units outstanding at end of period	0	0	0	44
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$22.22	$15.82	$13.46	$13.82	$11.24	$8.23	$13.29	$13.85
Value at end of period	$24.77	$22.22	$15.82	$13.46	$13.82	$11.24	$8.23	$13.29
Number of accumulation units outstanding at end of period	7,400	6,240	4,219	7,215	6,894	7,363	3,435	1,759
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.15	$13.93	$12.57	$12.86	$11.54	$9.55	$13.83	$13.92
Value at end of period	$17.37	$16.15	$13.93	$12.57	$12.86	$11.54	$9.55	$13.83
Number of accumulation units outstanding at end of period	12,182	11,263	10,677	60,979	48,953	46,979	39,453	41,504
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.61	$17.26	$15.93	$14.33	$13.31	$11.29	$12.19	$11.07	$11.03	$11.19
Value at end of period	$16.02	$15.61	$17.26	$15.93	$14.33	$13.31	$11.29	$12.19	$11.07	$11.03
Number of accumulation units outstanding at end of period	409,658	421,397	447,237	539,131	341,029	247,264	173,754	70,439	1,461	1,597
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.89	$9.10	$8.16	$10.70	$9.27	$5.33	$12.80	$11.71
Value at end of period	$7.74	$8.89	$9.10	$8.16	$10.70	$9.27	$5.33	$12.80
Number of accumulation units outstanding at end of period	5,650	6,389	12,546	22,901	16,697	32,784	14,770	12,036
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2005)
Value at beginning of period	$18.91	$16.95	$14.66	$14.97	$12.73	$7.97	$12.38	$11.75	$10.87	$10.78
Value at end of period	$18.85	$18.91	$16.95	$14.66	$14.97	$12.73	$7.97	$12.38	$11.75	$10.87
Number of accumulation units outstanding at end of period	5,836	7,668	7,169	36,573	31,729	18,192	11,734	8,294	129	129
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.94	$10.82	$8.90	$10.43	$8.38	$5.48	$8.63
Value at end of period	$14.14	$13.94	$10.82	$8.90	$10.43	$8.38	$5.48
Number of accumulation units outstanding at end of period	12,254	8,838	5,901	97,154	45,457	18,329	2,903
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2014)
Value at beginning of period	$11.32
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	3
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during May 2007)
Value at beginning of period	$34.13	$33.52	$29.06	$29.89	$26.63	$22.49	$21.25	$20.22
Value at end of period	$34.53	$34.13	$33.52	$29.06	$29.89	$26.63	$22.49	$21.25
Number of accumulation units outstanding at end of period	29,943	27,197	23,660	195,877	185,171	152,510	114,313	47,534
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.67	$11.95	$11.34	$10.69	$10.00	$8.74	$9.96
Value at end of period	$12.27	$11.67	$11.95	$11.34	$10.69	$10.00	$8.74
Number of accumulation units outstanding at end of period	3,669	3,044	13,183	17,650	12,418	5,176	1,903

CFI 60

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during September 2005)
Value at beginning of period	$20.82	$15.62	$13.01	$13.73	$12.28	$9.16	$15.10	$13.67	$12.38	$11.77
Value at end of period	$22.66	$20.82	$15.62	$13.01	$13.73	$12.28	$9.16	$15.10	$13.67	$12.38
Number of accumulation units outstanding at end of period	111,688	115,675	116,299	198,885	135,584	101,314	80,865	49,918	12,388	9,289
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.72	$7.69	$8.78	$9.82
Value at end of period	$3.39	$3.72	$7.69	$8.78
Number of accumulation units outstanding at end of period	11,249	520	312	36,297
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.19	$17.59	$16.37	$15.91	$14.85	$13.24	$13.32	$13.01
Value at end of period	$18.00	$17.19	$17.59	$16.37	$15.91	$14.85	$13.24	$13.32
Number of accumulation units outstanding at end of period	236,193	246,214	236,047	407,805	434,894	392,370	315,702	97,501
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$28.25	$24.30	$21.47	$21.84	$19.22	$16.18	$22.60	$21.49	$19.62	$18.89
Value at end of period	$29.88	$28.25	$24.30	$21.47	$21.84	$19.22	$16.18	$22.60	$21.49	$19.62
Number of accumulation units outstanding at end of period	39,539	41,740	45,143	63,229	34,947	29,955	22,300	17,237	231,588	228,347
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.72	$15.57	$14.49	$14.02	$12.02	$10.04	$11.80	$11.01	$10.19	$10.01
Value at end of period	$14.89	$14.72	$15.57	$14.49	$14.02	$12.02	$10.04	$11.80	$11.01	$10.19
Number of accumulation units outstanding at end of period	84,222	90,539	103,315	148,954	144,018	121,301	110,126	37,380	569,482	519,153
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.13	$11.60	$11.99	$13.25	$10.94	$7.99	$13.59	$13.63
Value at end of period	$11.54	$13.13	$11.60	$11.99	$13.25	$10.94	$7.99	$13.59
Number of accumulation units outstanding at end of period	68,867	69,877	60,020	360,591	287,495	238,320	174,591	95,416
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.58	$19.66	$17.05	$17.16	$15.10	$11.64	$18.73	$17.51	$15.40	$14.30
Value at end of period	$28.21	$25.58	$19.66	$17.05	$17.16	$15.10	$11.64	$18.73	$17.51	$15.40
Number of accumulation units outstanding at end of period	171,449	173,624	172,288	274,781	126,980	34,971	27,237	19,092	232,598	215,710
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.03	$18.09	$15.93	$15.31	$13.46	$9.04	$11.72	$11.77
Value at end of period	$19.17	$19.03	$18.09	$15.93	$15.31	$13.46	$9.04	$11.72
Number of accumulation units outstanding at end of period	13,394	12,204	15,368	27,262	30,494	21,216	10,278	7,059
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.23	$24.34	$21.36	$21.46	$18.91	$15.41	$24.64	$23.55	$20.64	$19.66
Value at end of period	$36.55	$32.23	$24.34	$21.36	$21.46	$18.91	$15.41	$24.64	$23.55	$20.64
Number of accumulation units outstanding at end of period	66,030	65,887	67,566	178,883	126,211	128,222	103,897	89,908	518,308	507,655
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.53	$28.75	$24.53	$24.91	$20.51	$15.64	$25.15	$23.93	$21.95	$19.83
Value at end of period	$42.05	$38.53	$28.75	$24.53	$24.91	$20.51	$15.64	$25.15	$23.93	$21.95
Number of accumulation units outstanding at end of period	85,139	87,868	89,145	188,067	192,388	185,234	180,886	133,179	247,354	273,044
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2005)
Value at beginning of period	$27.87	$19.61	$17.52	$17.72	$14.48	$11.65	$17.61	$18.85	$16.63	$16.06
Value at end of period	$29.27	$27.87	$19.61	$17.52	$17.72	$14.48	$11.65	$17.61	$18.85	$16.63
Number of accumulation units outstanding at end of period	26,625	27,092	23,922	150,543	139,941	123,368	102,558	78,994	1,594	2,436

CFI 61

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$24.38	$24.51	$22.50	$21.00	$19.20	$17.28	$18.95	$17.95	$17.32	$17.41
Value at end of period	$25.91	$24.38	$24.51	$22.50	$21.00	$19.20	$17.28	$18.95	$17.95	$17.32
Number of accumulation units outstanding at end of period	65,668	69,611	77,271	144,842	112,533	75,955	59,371	39,363	2,902	5,538
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.18	$8.42	$7.12	$8.14	$7.58	$5.95	$5.74
Value at end of period	$9.54	$10.18	$8.42	$7.12	$8.14	$7.58	$5.95
Number of accumulation units outstanding at end of period	34,840	30,887	24,938	31,584	24,706	16,274	920
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.37	$14.39	$12.11	$14.30	$14.01	$11.06	$19.40	$17.17	$13.32	$12.22
Value at end of period	$16.45	$17.37	$14.39	$12.11	$14.30	$14.01	$11.06	$19.40	$17.17	$13.32
Number of accumulation units outstanding at end of period	89,576	88,220	92,333	120,832	137,070	141,199	151,769	124,250	233,174	240,381
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.95	$12.23	$10.40	$10.33
Value at end of period	$18.05	$15.95	$12.23	$10.40
Number of accumulation units outstanding at end of period	150,330	39,493	37,085	49,972
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.18	$10.11	$8.85	$8.58	$7.22	$6.43	$9.24	$9.42
Value at end of period	$14.45	$13.18	$10.11	$8.85	$8.58	$7.22	$6.43	$9.24
Number of accumulation units outstanding at end of period	432,842	413,994	377,511	504,898	280,007	261,845	220,248	68,139
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$26.34	$20.04	$17.62	$17.78	$13.69	$9.72	$15.65	$15.32
Value at end of period	$28.56	$26.34	$20.04	$17.62	$17.78	$13.69	$9.72	$15.65
Number of accumulation units outstanding at end of period	13,333	18,133	8,858	21,384	15,716	12,313	14,662	5,142
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.94	$15.00	$15.05	$15.11	$15.13	$15.14	$14.81	$14.71
Value at end of period	$14.88	$14.94	$15.00	$15.05	$15.11	$15.13	$15.14	$14.81
Number of accumulation units outstanding at end of period	209,014	200,053	195,547	516,230	424,699	341,673	254,245	129,806
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.54	$11.17	$10.15	$10.65	$9.21	$7.43	$11.39	$10.86	$10.54
Value at end of period	$16.70	$14.54	$11.17	$10.15	$10.65	$9.21	$7.43	$11.39	$10.86
Number of accumulation units outstanding at end of period	5,894	2,897	2,827	9,980	10,708	10,616	8,761	4,202	118
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.04	$16.76	$14.70	$14.16	$12.60	$10.72
Value at end of period	$24.83	$22.04	$16.76	$14.70	$14.16	$12.60
Number of accumulation units outstanding at end of period	13,344	13,970	16,592	8,337	904	782
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.19	$10.79	$9.37	$9.17	$8.21	$6.66	$9.09
Value at end of period	$15.96	$14.19	$10.79	$9.37	$9.17	$8.21	$6.66
Number of accumulation units outstanding at end of period	21,396	13,696	9,653	19,470	11,245	11,087	1,507
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.94	$15.23	$13.19	$13.16	$11.89	$10.07
Value at end of period	$22.28	$19.94	$15.23	$13.19	$13.16	$11.89
Number of accumulation units outstanding at end of period	4,557	4,429	6,413	5,376	1,326	951

CFI 62

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.33	$18.11	$15.74	$16.16	$12.89	$11.43
Value at end of period	$26.92	$24.33	$18.11	$15.74	$16.16	$12.89
Number of accumulation units outstanding at end of period	6,601	6,210	4,504	10,274	5,078	3,042
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$15.76	$11.79	$10.12	$10.35	$8.30	$5.95	$6.57
Value at end of period	$17.70	$15.76	$11.79	$10.12	$10.35	$8.30	$5.95
Number of accumulation units outstanding at end of period	14,665	9,194	6,159	7,676	4,356	2,136	379
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.96	$12.27	$10.62	$11.09	$8.81	$6.99	$9.72
Value at end of period	$17.72	$16.96	$12.27	$10.62	$11.09	$8.81	$6.99
Number of accumulation units outstanding at end of period	21,356	17,065	7,162	13,973	6,169	3,147	505
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$18.29	$13.20	$11.51	$11.46	$8.69	$6.66	$10.21	$9.31	$8.30	$7.64
Value at end of period	$19.24	$18.29	$13.20	$11.51	$11.46	$8.69	$6.66	$10.21	$9.31	$8.30
Number of accumulation units outstanding at end of period	4,706	4,043	2,484	5,075	6,372	4,903	11,905	8,290	54,942	78,167
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$51.97	$37.88	$33.21	$34.19	$27.60	$21.72	$31.63	$29.99	$25.78	$23.47
Value at end of period	$55.15	$51.97	$37.88	$33.21	$34.19	$27.60	$21.72	$31.63	$29.99	$25.78
Number of accumulation units outstanding at end of period	51,027	53,691	52,465	64,878	46,901	45,122	48,123	49,601	264,700	275,222
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.48	$13.33	$12.01	$12.14	$10.96	$9.00	$12.35	$12.51
Value at end of period	$15.26	$14.48	$13.33	$12.01	$12.14	$10.96	$9.00	$12.35
Number of accumulation units outstanding at end of period	237,488	228,838	265,269	231,935	168,146	81,021	31,167	438
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.15	$13.08	$11.57	$11.99	$10.58	$8.45	$12.82	$13.08
Value at end of period	$15.93	$15.15	$13.08	$11.57	$11.99	$10.58	$8.45	$12.82
Number of accumulation units outstanding at end of period	362,953	329,777	318,728	337,131	184,835	123,122	45,788	7,856
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.85	$13.22	$11.54	$12.14	$10.64	$8.33	$13.27	$13.58
Value at end of period	$16.69	$15.85	$13.22	$11.54	$12.14	$10.64	$8.33	$13.27
Number of accumulation units outstanding at end of period	304,504	277,385	257,992	256,695	122,505	87,228	30,562	3,338
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.25	$13.22	$11.49	$12.16	$10.61	$8.20	$13.69	$14.03
Value at end of period	$17.17	$16.25	$13.22	$11.49	$12.16	$10.61	$8.20	$13.69
Number of accumulation units outstanding at end of period	179,667	169,734	161,046	152,696	62,015	51,178	20,619	441
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$15.50	$12.60	$10.95	$11.59	$11.37
Value at end of period	$16.40	$15.50	$12.60	$10.95	$11.59
Number of accumulation units outstanding at end of period	2,607	2,099	1,303	643	444
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$12.25	$10.63	$9.39	$9.07
Value at end of period	$12.97	$12.25	$10.63	$9.39
Number of accumulation units outstanding at end of period	321	4,428	4,108	11

CFI 63

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.30	$13.42	$12.28	$12.28	$11.25	$9.64	$11.61	$11.66
Value at end of period	$15.07	$14.30	$13.42	$12.28	$12.28	$11.25	$9.64	$11.61
Number of accumulation units outstanding at end of period	17,717	17,095	16,488	16,856	11,675	4,426	1,170	378
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.27	$11.24	$10.08	$10.19	$9.20	$7.55
Value at end of period	$12.90	$12.27	$11.24	$10.08	$10.19	$9.20
Number of accumulation units outstanding at end of period	3,237	3,237	3,238	5,248	4,595	592
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.25	$21.72	$19.42	$19.15	$17.31	$14.75	$19.37	$18.38	$17.03	$16.47
Value at end of period	$25.75	$24.25	$21.72	$19.42	$19.15	$17.31	$14.75	$19.37	$18.38	$17.03
Number of accumulation units outstanding at end of period	18,175	22,080	22,492	24,119	26,833	32,861	52,219	65,929	113,364	123,459
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$25.01	$20.51	$17.91	$18.52	$16.45	$13.19	$20.71	$19.79	$17.56	$16.60
Value at end of period	$26.55	$25.01	$20.51	$17.91	$18.52	$16.45	$13.19	$20.71	$19.79	$17.56
Number of accumulation units outstanding at end of period	13,424	12,446	15,010	19,911	15,294	15,333	24,459	15,919	136,575	113,931
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$24.15	$20.79	$18.38	$18.56	$16.63	$13.70	$19.79	$18.84	$17.01	$16.31
Value at end of period	$25.66	$24.15	$20.79	$18.38	$18.56	$16.63	$13.70	$19.79	$18.84	$17.01
Number of accumulation units outstanding at end of period	40,255	41,542	42,865	50,480	49,963	55,554	59,917	67,164	340,525	330,100
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.24	$12.61	$12.19	$11.42	$10.80	$10.24	$9.86
Value at end of period	$12.89	$12.24	$12.61	$12.19	$11.42	$10.80	$10.24
Number of accumulation units outstanding at end of period	11,500	17,642	15,469	16,786	7,306	5,736	1,778
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$19.17	$14.58	$12.64	$12.47	$10.91	$8.68	$13.85	$14.05
Value at end of period	$21.65	$19.17	$14.58	$12.64	$12.47	$10.91	$8.68	$13.85
Number of accumulation units outstanding at end of period	105,515	94,740	83,016	66,522	50,375	34,100	913	108
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$27.83	$21.27	$18.35	$19.03	$15.66	$11.58	$15.84	$16.28
Value at end of period	$31.17	$27.83	$21.27	$18.35	$19.03	$15.66	$11.58	$15.84
Number of accumulation units outstanding at end of period	10,962	12,968	12,071	13,749	17,594	13,177	10,979	1,764
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$31.98	$23.13	$19.40	$19.06	$15.13	$11.23	$19.20	$19.68
Value at end of period	$33.24	$31.98	$23.13	$19.40	$19.06	$15.13	$11.23	$19.20
Number of accumulation units outstanding at end of period	33,738	36,946	36,872	58,702	61,151	56,955	45,355	5,573
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.74	$12.31	$9.80	$10.37	$8.95	$6.72	$9.75
Value at end of period	$14.47	$12.74	$12.31	$9.80	$10.37	$8.95	$6.72
Number of accumulation units outstanding at end of period	19,727	19,872	23,728	186,938	169,858	147,419	101,467
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.66	$13.44	$11.68	$10.71	$8.40	$6.21	$10.13	$12.37	$10.43
Value at end of period	$17.67	$13.66	$13.44	$11.68	$10.71	$8.40	$6.21	$10.13	$12.37
Number of accumulation units outstanding at end of period	63,933	55,921	49,938	158,682	116,524	75,264	32,634	3,913	4,012

CFI 64

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$27.93	$20.81	$18.61	$19.60	$17.56	$13.40	$22.13	$22.47
Value at end of period	$31.38	$27.93	$20.81	$18.61	$19.60	$17.56	$13.40	$22.13
Number of accumulation units outstanding at end of period	13,934	13,974	10,159	15,740	17,660	13,574	11,013	3,541
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$16.24	$11.65	$10.24	$10.57	$8.47	$6.82	$7.43
Value at end of period	$16.87	$16.24	$11.65	$10.24	$10.57	$8.47	$6.82
Number of accumulation units outstanding at end of period	3,745	3,035	1,350	4,081	1,363	4,031	378
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$22.28	$16.44	$14.40	$16.24	$12.70	$9.16	$15.11	$13.25	$12.59
Value at end of period	$23.52	$22.28	$16.44	$14.40	$16.24	$12.70	$9.16	$15.11	$13.25
Number of accumulation units outstanding at end of period	120,894	105,500	87,869	76,188	26,610	14,866	5,152	2,466	144
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.90	$15.55	$13.15	$13.49	$11.76	$9.19	$14.52	$15.04
Value at end of period	$22.72	$20.90	$15.55	$13.15	$13.49	$11.76	$9.19	$14.52
Number of accumulation units outstanding at end of period	36,944	42,777	41,585	47,475	12,905	12,922	11,514	7,932
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.47	$14.84	$13.21	$13.41	$11.62	$9.81	$12.85	$12.71
Value at end of period	$19.44	$18.47	$14.84	$13.21	$13.41	$11.62	$9.81	$12.85
Number of accumulation units outstanding at end of period	254,827	225,076	225,959	276,947	64,321	68,992	80,135	52,484
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.15	$13.61	$11.93	$12.24	$10.93	$8.85	$13.11	$13.43
Value at end of period	$19.91	$18.15	$13.61	$11.93	$12.24	$10.93	$8.85	$13.11
Number of accumulation units outstanding at end of period	5,091	4,643	9,008	17,870	10,273	10,719	5,169	2,053
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$22.66	$24.14	$20.34	$24.99	$20.86	$12.21	$25.15	$19.93
Value at end of period	$22.78	$22.66	$24.14	$20.34	$24.99	$20.86	$12.21	$25.15
Number of accumulation units outstanding at end of period	6,171	7,307	7,624	16,803	20,135	21,304	13,533	7,534
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$29.77	$22.73	$19.01	$18.75	$15.31	$12.23	$18.34	$18.69
Value at end of period	$34.10	$29.77	$22.73	$19.01	$18.75	$15.31	$12.23	$18.34
Number of accumulation units outstanding at end of period	11,602	17,003	13,983	17,572	18,520	17,117	14,212	5,083
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.20	$16.77	$14.18	$14.43	$11.43	$9.02	$12.92	$13.51
Value at end of period	$25.04	$23.20	$16.77	$14.18	$14.43	$11.43	$9.02	$12.92
Number of accumulation units outstanding at end of period	8,299	11,104	3,403	4,300	4,623	1,623	1,587	813
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.37	$16.09	$13.27	$14.50	$12.55	$8.70	$14.64	$15.15
Value at end of period	$20.02	$20.37	$16.09	$13.27	$14.50	$12.55	$8.70	$14.64
Number of accumulation units outstanding at end of period	169,465	178,010	191,464	272,485	224,649	214,530	198,508	90,445

CFI 65

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$19.97	$17.85	$15.42	$15.60	$13.16	$7.91	$11.24	$10.64	$10.28
Value at end of period	$19.97	$19.97	$17.85	$15.42	$15.60	$13.16	$7.91	$11.24	$10.64
Number of accumulation units outstanding at end of period	18,370	23,002	15,765	28,260	29,217	18,607	3,690	3,977	200
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.21	$16.60	$14.56	$14.21	$12.51	$9.43	$13.05	$13.19
Value at end of period	$22.57	$20.21	$16.60	$14.56	$14.21	$12.51	$9.43	$13.05
Number of accumulation units outstanding at end of period	557,169	479,265	395,149	438,135	230,030	158,513	80,885	37,437
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$21.66	$16.09	$13.91	$14.50	$11.33	$7.77	$13.72	$14.02
Value at end of period	$24.12	$21.66	$16.09	$13.91	$14.50	$11.33	$7.77	$13.72
Number of accumulation units outstanding at end of period	127,298	129,812	137,584	205,802	116,154	115,094	102,984	55,809
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$25.54	$19.76	$16.93	$17.15	$14.98	$12.03	$18.78	$18.30	$16.20
Value at end of period	$27.33	$25.54	$19.76	$16.93	$17.15	$14.98	$12.03	$18.78	$18.30
Number of accumulation units outstanding at end of period	22,220	21,315	25,415	45,562	41,838	39,701	20,903	5,556	589
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$40.28	$29.04	$24.52	$24.89	$21.38	$15.02	$26.09	$23.83	$21.12	$19.97
Value at end of period	$43.61	$40.28	$29.04	$24.52	$24.89	$21.38	$15.02	$26.09	$23.83	$21.12
Number of accumulation units outstanding at end of period	95,772	103,973	108,472	124,122	95,420	96,011	88,084	16,767	222,140	217,509
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.03	$14.96	$12.65	$14.48	$12.78	$9.33	$18.55	$19.05
Value at end of period	$16.78	$17.03	$14.96	$12.65	$14.48	$12.78	$9.33	$18.55
Number of accumulation units outstanding at end of period	1,773	1,773	1,318	9,371	9,919	10,762	9,401	5,407
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.22	$9.37	$7.91	$9.03	$8.32	$6.32	$10.21
Value at end of period	$10.44	$11.22	$9.37	$7.91	$9.03	$8.32	$6.32
Number of accumulation units outstanding at end of period	35,739	36,005	35,318	44,257	29,021	21,186	17,868
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.28	$10.98	$9.05	$9.64	$8.98	$6.82	$11.34	$11.64
Value at end of period	$13.83	$14.28	$10.98	$9.05	$9.64	$8.98	$6.82	$11.34
Number of accumulation units outstanding at end of period	11,085	13,455	8,343	9,174	5,374	1,899	1,758	404
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.30	$10.91	$9.01	$10.60	$8.52	$5.71	$10.54	$10.28
Value at end of period	$12.66	$13.30	$10.91	$9.01	$10.60	$8.52	$5.71	$10.54
Number of accumulation units outstanding at end of period	35,452	34,562	21,706	49,998	26,701	17,371	5,299	2,962
WANGER SELECT
(Funds were first received in this option during November 2007)
Value at beginning of period	$22.51	$16.80	$14.24	$17.36	$13.77	$8.32	$16.40	$17.07
Value at end of period	$23.13	$22.51	$16.80	$14.24	$17.36	$13.77	$8.32	$16.40
Number of accumulation units outstanding at end of period	36,261	35,067	31,846	49,809	22,095	21,712	20,392	13,552

CFI 66

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER USA
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.28	$17.47	$14.62	$15.21	$12.38	$8.74	$14.55	$14.86
Value at end of period	$24.30	$23.28	$17.47	$14.62	$15.21	$12.38	$8.74	$14.55
Number of accumulation units outstanding at end of period	119,556	113,299	99,279	97,810	30,357	23,234	21,376	18,321
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.03	$14.49	$12.94	$12.14	$10.76	$9.07	$13.63	$13.17	$11.21	$11.15
Value at end of period	$21.07	$19.03	$14.49	$12.94	$12.14	$10.76	$9.07	$13.63	$13.17	$11.21
Number of accumulation units outstanding at end of period	38,625	36,946	37,913	106,307	93,119	79,484	52,509	42,462	1,659	500
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during November 2007)
Value at beginning of period	$37.38	$27.18	$24.06	$24.68	$20.21	$15.63	$22.99	$23.65
Value at end of period	$39.97	$37.38	$27.18	$24.06	$24.68	$20.21	$15.63	$22.99
Number of accumulation units outstanding at end of period	6,741	6,991	7,791	30,488	27,041	25,493	23,182	20,060

TABLE 9

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during November 2014)
Value at beginning of period	$20.08
Value at end of period	$19.95
Number of accumulation units outstanding at end of period	1,550
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$21.70	$18.14	$16.60
Value at end of period	$21.03	$21.70	$18.14
Number of accumulation units outstanding at end of period	1,894,691	1,902,268	1,914,642
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.74	$23.52	$20.29	$20.91	$17.92	$13.26	$23.18	$19.80	$17.80	$15.29
Value at end of period	$34.25	$30.74	$23.52	$20.29	$20.91	$17.92	$13.26	$23.18	$19.80	$17.80
Number of accumulation units outstanding at end of period	3,822,554	4,168,809	4,841,438	1,391	1,432	1,476	1,473	1,482	1,599	1,665
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.78	$16.29	$13.95	$13.88	$12.11	$9.34	$16.36	$16.19	$13.53	$12.83
Value at end of period	$22.49	$20.78	$16.29	$13.95	$13.88	$12.11	$9.34	$16.36	$16.19	$13.53
Number of accumulation units outstanding at end of period	515,650	595,065	760,318	47	47	47	47	47	221	216
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.83	$15.34	$13.44	$13.47	$10.90	$8.53	$16.23	$12.84	$12.07	$11.46
Value at end of period	$23.07	$20.83	$15.34	$13.44	$13.47	$10.90	$8.53	$16.23	$12.84	$12.07
Number of accumulation units outstanding at end of period	511	315	305	205	278	278	278	278	524	487
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$18.04	$13.90	$11.56	$14.02	$12.45	$9.88	$17.67	$15.13	$12.87	$10.86
Value at end of period	$16.51	$18.04	$13.90	$11.56	$14.02	$12.45	$9.88	$17.67	$15.13	$12.87
Number of accumulation units outstanding at end of period	814	814	813	16	16	16	16	16	16	44

CFI 67

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$31.05	$22.90	$20.40
Value at end of period	$31.09	$31.05	$22.90
Number of accumulation units outstanding at end of period	236,161	292,309	387,199
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.77	$8.92	$8.76
Value at end of period	$13.35	$11.77	$8.92
Number of accumulation units outstanding at end of period	71,135	133,097	347,412
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.90	$16.11	$15.16
Value at end of period	$23.21	$20.90	$16.11
Number of accumulation units outstanding at end of period	422,979	546,278	989,289
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.01	$18.23	$17.12
Value at end of period	$23.63	$23.01	$18.23
Number of accumulation units outstanding at end of period	1,224,475	1,197,039	1,047,104
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during December 2007)
Value at beginning of period	$87.17	$80.81	$67.18	$82.39	$65.17	$36.02	$69.63	$69.63
Value at end of period	$82.61	$87.17	$80.81	$67.18	$82.39	$65.17	$36.02	$69.63
Number of accumulation units outstanding at end of period	631	668	662	0	0	82	82	82
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2012)
Value at beginning of period	$22.12	$15.76	$15.05
Value at end of period	$24.65	$22.12	$15.76
Number of accumulation units outstanding at end of period	381	381	381
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.04	$13.85	$13.43
Value at end of period	$17.24	$16.04	$13.85
Number of accumulation units outstanding at end of period	79,025	100,762	106,995
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.53	$17.19	$16.95
Value at end of period	$15.94	$15.53	$17.19
Number of accumulation units outstanding at end of period	1,263,167	1,618,577	2,507,910
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.86	$9.08	$8.14	$10.68	$9.26	$5.32	$12.80	$12.80
Value at end of period	$7.71	$8.86	$9.08	$8.14	$10.68	$9.26	$5.32	$12.80
Number of accumulation units outstanding at end of period	70,403	89,453	100,260	0	0	448	448	448
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2012)
Value at beginning of period	$33.92	$33.33	$31.43
Value at end of period	$34.30	$33.92	$33.33
Number of accumulation units outstanding at end of period	287	415	654

CFI 68

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.72	$15.55	$14.75
Value at end of period	$22.54	$20.72	$15.55
Number of accumulation units outstanding at end of period	1,367,587	1,523,907	1,861,369
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.09	$17.49	$17.29
Value at end of period	$17.89	$17.09	$17.49
Number of accumulation units outstanding at end of period	915	915	1,112
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.51	$16.79	$14.84	$15.11	$13.30	$11.20	$15.65	$14.89	$13.60	$13.11
Value at end of period	$20.63	$19.51	$16.79	$14.84	$15.11	$13.30	$11.20	$15.65	$14.89	$13.60
Number of accumulation units outstanding at end of period	340,383	356,950	423,939	7	37	37	37	37	39	39
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.66	$15.50	$14.43	$13.98	$11.99	$9.91	$11.90	$10.88	$10.08	$9.89
Value at end of period	$14.66	$14.66	$15.50	$14.43	$13.98	$11.99	$9.91	$11.90	$10.88	$10.08
Number of accumulation units outstanding at end of period	252,241	311,507	562,087	11	11	11	11	11	11	50
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.08	$11.57	$11.96	$13.23	$10.92	$7.98	$13.58	$9.69
Value at end of period	$11.49	$13.08	$11.57	$11.96	$13.23	$10.92	$7.98	$13.58
Number of accumulation units outstanding at end of period	0	182	182	0	210	210	210	210
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$15.39	$11.83	$10.27	$10.34	$9.10	$7.02	$11.31	$10.57	$9.30	$8.64
Value at end of period	$16.96	$15.39	$11.83	$10.27	$10.34	$9.10	$7.02	$11.31	$10.57	$9.30
Number of accumulation units outstanding at end of period	341,192	406,465	27,270	2,079	2,351	2,710	2,983	3,132	3,605	3,751
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.95	$18.02	$17.33
Value at end of period	$19.08	$18.95	$18.02
Number of accumulation units outstanding at end of period	248	761	773
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.12	$14.45	$12.68	$12.75	$11.24	$9.16	$14.66	$14.02	$12.29	$11.72
Value at end of period	$21.67	$19.12	$14.45	$12.68	$12.75	$11.24	$9.16	$14.66	$14.02	$12.29
Number of accumulation units outstanding at end of period	126,195	165,374	182,146	634	743	733	721	711	730	716
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$39.23	$29.29	$28.03
Value at end of period	$42.79	$39.23	$29.29
Number of accumulation units outstanding at end of period	641,221	815,660	1,121,981
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$28.85	$20.31	$19.48
Value at end of period	$30.28	$28.85	$20.31
Number of accumulation units outstanding at end of period	115,026	142,368	172,936
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.08	$21.20	$19.47	$18.19	$16.63	$14.97	$16.43	$15.57	$15.03	$14.64
Value at end of period	$22.39	$21.08	$21.20	$19.47	$18.19	$16.63	$14.97	$16.43	$15.57	$15.03
Number of accumulation units outstanding at end of period	2,187,252	2,515,405	3,472,123	929	893	854	809	767	745	704

CFI 69

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.16	$8.40	$7.61
Value at end of period	$9.51	$10.16	$8.40
Number of accumulation units outstanding at end of period	63,119	65,044	64,971
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.26	$14.30	$12.90
Value at end of period	$16.34	$17.26	$14.30
Number of accumulation units outstanding at end of period	1,002,771	1,266,834	1,719,551
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.92	$12.22	$10.39	$10.33
Value at end of period	$18.01	$15.92	$12.22	$10.39
Number of accumulation units outstanding at end of period	4,120,649	3,960,709	3,517,495	824
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.13	$10.08	$9.80
Value at end of period	$14.39	$13.13	$10.08
Number of accumulation units outstanding at end of period	607,733	759,777	501,018
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$26.18	$21.79
Value at end of period	$28.37	$26.18
Number of accumulation units outstanding at end of period	87,492	103,577
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.61	$13.67	$13.72	$13.78	$13.81	$13.83	$13.53	$12.93	$12.38	$12.07
Value at end of period	$13.55	$13.61	$13.67	$13.72	$13.78	$13.81	$13.83	$13.53	$12.93	$12.38
Number of accumulation units outstanding at end of period	2,320,181	2,663,419	2,886,563	335	335	335	335	54	54	54
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.48	$11.14	$10.93
Value at end of period	$16.63	$14.48	$11.14
Number of accumulation units outstanding at end of period	39,117	45,394	60,748
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.15	$10.76	$10.61
Value at end of period	$15.90	$14.15	$10.76
Number of accumulation units outstanding at end of period	721,401	536,370	414,136
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.89	$15.20	$14.68
Value at end of period	$22.22	$19.89	$15.20
Number of accumulation units outstanding at end of period	14,572	15,219	18,720
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$24.27	$18.07	$17.48
Value at end of period	$26.84	$24.27	$18.07
Number of accumulation units outstanding at end of period	41,322	44,341	48,090
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.72	$11.77	$11.23
Value at end of period	$17.64	$15.72	$11.77
Number of accumulation units outstanding at end of period	1,787,419	1,431,893	989,497

CFI 70

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.91	$12.24	$11.66
Value at end of period	$17.66	$16.91	$12.24
Number of accumulation units outstanding at end of period	365,283	282,839	210,591
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2012)
Value at beginning of period	$18.18	$13.13	$13.51
Value at end of period	$19.11	$18.18	$13.13
Number of accumulation units outstanding at end of period	614	21	280
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$34.51	$25.17	$22.08	$22.74	$18.37	$14.46	$21.07	$19.99	$17.19	$15.66
Value at end of period	$36.61	$34.51	$25.17	$22.08	$22.74	$18.37	$14.46	$21.07	$19.99	$17.19
Number of accumulation units outstanding at end of period	2,676	2,261	2,704	454	454	454	454	454	454	475
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$14.42	$13.58
Value at end of period	$15.19	$14.42
Number of accumulation units outstanding at end of period	66	7
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.08	$13.03	$12.63
Value at end of period	$15.85	$15.08	$13.03
Number of accumulation units outstanding at end of period	2,961	628	627
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$15.78	$14.67
Value at end of period	$16.61	$15.78
Number of accumulation units outstanding at end of period	58	58
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.49	$16.57	$14.82	$14.62	$13.23	$11.27	$14.81	$14.06	$13.04	$12.61
Value at end of period	$19.63	$18.49	$16.57	$14.82	$14.62	$13.23	$11.27	$14.81	$14.06	$13.04
Number of accumulation units outstanding at end of period	15,083	17,457	24,135	21	21	21	21	21	21	21
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$16.78	$13.77	$13.22
Value at end of period	$17.80	$16.78	$13.77
Number of accumulation units outstanding at end of period	13,255	29,099	30,717
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.23	$14.85	$13.13	$13.27	$11.89	$9.81	$14.17	$13.49	$12.19	$11.70
Value at end of period	$18.30	$17.23	$14.85	$13.13	$13.27	$11.89	$9.81	$14.17	$13.49	$12.19
Number of accumulation units outstanding at end of period	94,979	129,744	132,212	34	34	34	34	34	34	34
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.21	$12.58	$12.59
Value at end of period	$12.85	$12.21	$12.58
Number of accumulation units outstanding at end of period	202,586	134,756	170,041
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$27.66	$21.15	$19.97
Value at end of period	$30.97	$27.66	$21.15
Number of accumulation units outstanding at end of period	431,450	535,374	789,233

CFI 71

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$31.80	$23.00	$21.74
Value at end of period	$33.03	$31.80	$23.00
Number of accumulation units outstanding at end of period	1,034,375	1,228,228	1,548,031
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.71	$12.28	$11.41
Value at end of period	$14.43	$12.71	$12.28
Number of accumulation units outstanding at end of period	1,720,150	1,646,652	1,466,094
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.61	$13.39	$13.44
Value at end of period	$17.59	$13.61	$13.39
Number of accumulation units outstanding at end of period	444,421	505,347	651,553
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$27.76	$20.69	$20.12
Value at end of period	$31.17	$27.76	$20.69
Number of accumulation units outstanding at end of period	17,042	23,993	24,837
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$22.18	$16.38	$15.74
Value at end of period	$23.41	$22.18	$16.38
Number of accumulation units outstanding at end of period	3,518	4,455	4,422
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.78	$15.46	$14.60
Value at end of period	$22.58	$20.78	$15.46
Number of accumulation units outstanding at end of period	35,301	33,528	38,244
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.83	$14.33	$12.77	$12.96	$11.60	$9.49	$12.45	$12.07	$10.76	$9.99
Value at end of period	$19.34	$17.83	$14.33	$12.77	$12.96	$11.60	$9.49	$12.45	$12.07	$10.76
Number of accumulation units outstanding at end of period	2,171	2,166	6,737	0	131	131	147	183	183	313
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.07	$13.56	$13.16
Value at end of period	$19.81	$18.07	$13.56
Number of accumulation units outstanding at end of period	25	25	0
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2012)
Value at beginning of period	$29.60	$22.60	$22.30
Value at end of period	$33.88	$29.60	$22.60
Number of accumulation units outstanding at end of period	0	0	217
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.10	$16.70	$15.90
Value at end of period	$24.92	$23.10	$16.70
Number of accumulation units outstanding at end of period	937	1,240	1,097

CFI 72

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.56	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73	$10.03
Value at end of period	$19.92	$19.56	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73
Number of accumulation units outstanding at end of period	339,674	361,415	424,803	1,556	1,779	1,975	2,187	2,211	2,750	2,877
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.90	$17.79	$17.02
Value at end of period	$19.88	$19.90	$17.79
Number of accumulation units outstanding at end of period	90,413	118,395	171,400
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.12	$16.54	$16.03
Value at end of period	$22.46	$20.12	$16.54
Number of accumulation units outstanding at end of period	5,879	5,283	5,016
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$21.56	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17	$9.81
Value at end of period	$24.00	$21.56	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17
Number of accumulation units outstanding at end of period	135,909	153,926	187,467	920	910	946	892	841	952	951
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$25.40	$19.67	$18.85
Value at end of period	$27.17	$25.40	$19.67
Number of accumulation units outstanding at end of period	1,236,187	1,602,801	2,409,214
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$26.21	$18.91	$15.97	$16.22	$13.94	$9.80	$17.03	$15.56	$13.80	$13.05
Value at end of period	$28.36	$26.21	$18.91	$15.97	$16.22	$13.94	$9.80	$17.03	$15.56	$13.80
Number of accumulation units outstanding at end of period	1,362,589	1,370,290	1,311,004	231	319	362	361	361	558	532
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.96	$14.90	$13.67
Value at end of period	$16.70	$16.96	$14.90
Number of accumulation units outstanding at end of period	17,208	20,545	27,643
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.19	$9.35	$7.90	$9.01	$8.32	$6.32	$10.20
Value at end of period	$10.41	$11.19	$9.35	$7.90	$9.01	$8.32	$6.32
Number of accumulation units outstanding at end of period	266,971	237,319	214,039	68	68	147	153
WANGER INTERNATIONAL
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.26	$10.88	$10.08
Value at end of period	$12.61	$13.26	$10.88
Number of accumulation units outstanding at end of period	964,404	956,076	843,353
WANGER SELECT
(Funds were first received in this option during August 2012)
Value at beginning of period	$22.40	$16.72	$16.00
Value at end of period	$23.00	$22.40	$16.72
Number of accumulation units outstanding at end of period	292,229	345,743	481,156

CFI 73

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER USA
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.17	$17.40	$16.55
Value at end of period	$24.17	$23.17	$17.40
Number of accumulation units outstanding at end of period	1,008,822	1,054,435	940,449
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.94	$14.43	$14.16
Value at end of period	$20.96	$18.94	$14.43
Number of accumulation units outstanding at end of period	164	164	164

TABLE 10

FOR CERTAIN OPTIONAL RETIREMENT PRODUCT CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% ISSUED BEGINNING IN OCTOBER, 2012 (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.46	$12.84	$12.69
Value at end of period	$20.17	$18.46	$12.84
Number of accumulation units outstanding at end of period	477,129	327,874	14,849
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$12.10	$10.68
Value at end of period	$12.69	$12.10
Number of accumulation units outstanding at end of period	4,801	187
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.04	$9.23	$8.85
Value at end of period	$10.70	$11.04	$9.23
Number of accumulation units outstanding at end of period	437,705	176,382	17,281
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.33	$10.20	$10.37
Value at end of period	$14.85	$13.33	$10.20
Number of accumulation units outstanding at end of period	1,602,285	1,290,100	243,032
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2012)
Value at beginning of period	$12.40	$9.72	$9.40
Value at end of period	$13.42	$12.40	$9.72
Number of accumulation units outstanding at end of period	8,828	5,196	3,062
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.24	$11.97	$11.12
Value at end of period	$16.26	$16.24	$11.97
Number of accumulation units outstanding at end of period	43,989	29,728	1,758

CFI 74

Condensed Financial Information (continued)

	2014	2013	2012
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.96	$9.99	$9.68
Value at end of period	$14.39	$12.96	$9.99
Number of accumulation units outstanding at end of period	159,993	163,700	82,360
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.76	$9.56
Value at end of period	$10.28	$9.76
Number of accumulation units outstanding at end of period	103,982	21,146
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.08	$11.46	$11.09
Value at end of period	$17.92	$16.08	$11.46
Number of accumulation units outstanding at end of period	344,888	239,520	12,465
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.87	$12.17	$12.15
Value at end of period	$12.47	$11.87	$12.17
Number of accumulation units outstanding at end of period	1,565	5,620	19
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.43	$13.74	$13.68
Value at end of period	$14.06	$13.43	$13.74
Number of accumulation units outstanding at end of period	23,447	19,721	12,784
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.67	$10.91	$10.84
Value at end of period	$13.40	$12.67	$10.91
Number of accumulation units outstanding at end of period	148,775	106,702	25,193
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.83	$13.42	$13.31
Value at end of period	$12.83	$12.83	$13.42
Number of accumulation units outstanding at end of period	24,273	15,661	1,488
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$10.27
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	94
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.64	$10.48	$10.77
Value at end of period	$15.03	$13.64	$10.48
Number of accumulation units outstanding at end of period	8,779	4,580	160
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2013)
Value at beginning of period	$13.15	$11.68
Value at end of period	$14.91	$13.15
Number of accumulation units outstanding at end of period	24	24

CFI 75

	Condensed Financial Information (continued)

	2014	2013	2012
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.11	$11.28	$11.07
Value at end of period	$16.48	$15.11	$11.28
Number of accumulation units outstanding at end of period	535,363	475,274	123,940
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.24	$13.32	$13.15
Value at end of period	$14.06	$13.24	$13.32
Number of accumulation units outstanding at end of period	1,082,641	851,031	266,551
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.36	$8.57	$8.08
Value at end of period	$9.70	$10.36	$8.57
Number of accumulation units outstanding at end of period	154,603	110,363	5,648
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.06	$7.51	$7.08
Value at end of period	$8.58	$9.06	$7.51
Number of accumulation units outstanding at end of period	687,396	546,256	125,536
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.06	$12.32	$12.25
Value at end of period	$18.17	$16.06	$12.32
Number of accumulation units outstanding at end of period	99,714	59,345	6,812
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.00	$10.75	$10.70
Value at end of period	$15.35	$14.00	$10.75
Number of accumulation units outstanding at end of period	412,489	200,256	30
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$17.52	$14.59
Value at end of period	$18.99	$17.52
Number of accumulation units outstanding at end of period	2,019	630
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.42	$10.42	$10.42
Value at end of period	$10.43	$10.42	$10.42
Number of accumulation units outstanding at end of period	1,303,310	875,724	201,278
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.03	$12.00	$11.80
Value at end of period	$17.99	$16.03	$12.00
Number of accumulation units outstanding at end of period	63,971	39,755	4,344
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.25	$12.49	$12.15
Value at end of period	$18.02	$17.25	$12.49
Number of accumulation units outstanding at end of period	87,840	74,017	11,204

CFI 76

	Condensed Financial Information (continued)

	2014	2013	2012
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.67	$12.77	$12.65
Value at end of period	$18.58	$17.67	$12.77
Number of accumulation units outstanding at end of period	35,771	30,752	34
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.05	$11.70	$11.49
Value at end of period	$17.02	$16.05	$11.70
Number of accumulation units outstanding at end of period	2,262	1,897	75
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.75	$11.21
Value at end of period	$12.37	$11.75
Number of accumulation units outstanding at end of period	1,482	193
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.74	$10.14	$9.91
Value at end of period	$12.34	$11.74	$10.14
Number of accumulation units outstanding at end of period	6,847	1,760	323
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.84	$9.88	$9.71
Value at end of period	$12.46	$11.84	$9.88
Number of accumulation units outstanding at end of period	25,161	6,187	229
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$11.74	$9.55	$9.30
Value at end of period	$12.40	$11.74	$9.55
Number of accumulation units outstanding at end of period	7,556	2,882	180
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.64	$12.72	$12.46
Value at end of period	$16.54	$15.64	$12.72
Number of accumulation units outstanding at end of period	4,587	1,600	213
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$12.48	$11.72	$11.65
Value at end of period	$13.14	$12.48	$11.72
Number of accumulation units outstanding at end of period	284,148	171,929	11
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.45	$12.83	$12.84
Value at end of period	$13.10	$12.45	$12.83
Number of accumulation units outstanding at end of period	14,407	6,666	1,338
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.72	$10.44	$10.45
Value at end of period	$15.49	$13.72	$10.44
Number of accumulation units outstanding at end of period	374,962	226,622	11,424

CFI 77

Condensed Financial Information (continued)

	2014	2013	2012
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.10	$13.08	$12.76
Value at end of period	$19.15	$17.10	$13.08
Number of accumulation units outstanding at end of period	541,526	423,778	73,666
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.41	$11.87	$11.51
Value at end of period	$17.04	$16.41	$11.87
Number of accumulation units outstanding at end of period	637,384	500,426	77,928
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$13.97	$10.39	$9.68
Value at end of period	$15.17	$13.97	$10.39
Number of accumulation units outstanding at end of period	586,821	317,422	4,894
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.34	$11.53	$11.69
Value at end of period	$15.55	$14.34	$11.53
Number of accumulation units outstanding at end of period	17,603	2,435	1,936
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.14	$12.32	$12.19
Value at end of period	$18.47	$16.14	$12.32
Number of accumulation units outstanding at end of period	0	0	17
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.18	$10.42	$9.87
Value at end of period	$13.43	$13.18	$10.42
Number of accumulation units outstanding at end of period	11,988	5,598	105
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.83	$15.94	$15.69
Value at end of period	$17.81	$17.83	$15.94
Number of accumulation units outstanding at end of period	685,504	256,968	5,994
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.70	$11.67	$11.70
Value at end of period	$17.48	$15.70	$11.67
Number of accumulation units outstanding at end of period	3,344	287	8
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.46	$10.42	$10.40
Value at end of period	$14.40	$13.46	$10.42
Number of accumulation units outstanding at end of period	1,069,026	750,944	160,073
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.37	$11.09	$11.35
Value at end of period	$16.63	$15.37	$11.09
Number of accumulation units outstanding at end of period	495,744	391,431	84,100

CFI 78

	Condensed Financial Information (continued)

	2014	2013	2012
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2012)
Value at beginning of period	$11.42	$9.54	$8.95
Value at end of period	$10.62	$11.42	$9.54
Number of accumulation units outstanding at end of period	18,755	7,693	2,937
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.72	$10.45	$10.60
Value at end of period	$15.18	$13.72	$10.45
Number of accumulation units outstanding at end of period	11,501	4,914	2,609

TABLE 11

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.51	$15.30	$13.38	$14.19	$13.02	$12.38
Value at end of period	$21.38	$20.51	$15.30	$13.38	$14.19	$13.02
Number of accumulation units outstanding at end of period	1,785	1,354	1,017	627	349	1,359
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.74	$12.06	$10.90	$11.16	$9.68	$9.03
Value at end of period	$16.73	$14.74	$12.06	$10.90	$11.16	$9.68
Number of accumulation units outstanding at end of period	16,272	20,343	18,745	19,896	10,062	3,585
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.90	$12.32	$11.29	$11.13	$9.97	$9.43
Value at end of period	$17.26	$15.90	$12.32	$11.29	$11.13	$9.97
Number of accumulation units outstanding at end of period	30,948	28,083	20,290	17,813	7,440	1,604
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.17	$13.46	$12.68	$11.28	$10.75	$10.20
Value at end of period	$12.44	$12.17	$13.46	$12.68	$11.28	$10.75
Number of accumulation units outstanding at end of period	11,402	12,914	33,093	18,128	13,725	8,279
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$26.84	$18.65	$15.58	$17.66	$16.74
Value at end of period	$29.63	$26.84	$18.65	$15.58	$17.66
Number of accumulation units outstanding at end of period	4,185	3,572	1,810	1,579	850
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.20	$9.79	$7.85	$8.51	$8.07	$5.80	$8.94
Value at end of period	$12.02	$12.20	$9.79	$7.85	$8.51	$8.07	$5.80
Number of accumulation units outstanding at end of period	21,788	14,330	5,528	4,979	4,307	3,790	3,808

CFI 79

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.23	$12.68	$10.94	$11.85
Value at end of period	$19.91	$18.23	$12.68	$10.94
Number of accumulation units outstanding at end of period	5,482	3,574	603	1,591
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during March 2010)
Value at beginning of period	$23.39	$17.64	$15.66	$15.83	$13.86
Value at end of period	$24.77	$23.39	$17.64	$15.66	$15.83
Number of accumulation units outstanding at end of period	8,927	5,640	4,025	3,988	1,891
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.14	$15.45	$14.05	$13.50	$12.11	$9.71	$14.21	$13.90	$12.84	$12.09
Value at end of period	$19.78	$18.14	$15.45	$14.05	$13.50	$12.11	$9.71	$14.21	$13.90	$12.84
Number of accumulation units outstanding at end of period	10,029	15,915	21,225	16,810	12,450	13,253	11,277	6,215	13,936	15,497
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2012)
Value at beginning of period	$11.22	$10.94	$10.75
Value at end of period	$14.54	$11.22	$10.94
Number of accumulation units outstanding at end of period	15,633	2,416	1,253
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.79	$9.82	$8.59	$9.09	$7.86	$6.20	$8.84
Value at end of period	$14.22	$12.79	$9.82	$8.59	$9.09	$7.86	$6.20
Number of accumulation units outstanding at end of period	20,186	17,041	17,106	6,788	31,277	8,607	1,352
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.60	$10.86	$9.37	$9.83	$8.04	$6.11	$8.96
Value at end of period	$16.27	$14.60	$10.86	$9.37	$9.83	$8.04	$6.11
Number of accumulation units outstanding at end of period	5,861	4,708	3,310	2,029	865	343	239
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$12.09	$11.57
Value at end of period	$12.68	$12.09
Number of accumulation units outstanding at end of period	206	2
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.60	$18.06	$15.23	$17.71	$16.27	$11.75	$19.88	$16.80	$13.86	$12.77
Value at end of period	$20.92	$21.60	$18.06	$15.23	$17.71	$16.27	$11.75	$19.88	$16.80	$13.86
Number of accumulation units outstanding at end of period	331,202	329,833	287,712	2,079,790	2,104,935	1,915,626	1,541,793	1,011,770	410,203	533
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$31.86	$24.39	$21.06	$21.71	$18.61	$13.78	$24.10	$20.60	$18.53	$15.91
Value at end of period	$35.49	$31.86	$24.39	$21.06	$21.71	$18.61	$13.78	$24.10	$20.60	$18.53
Number of accumulation units outstanding at end of period	619,617	714,618	716,659	2,604,172	2,415,531	2,280,121	2,189,447	1,753,796	1,082,527	691,573
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$21.44	$16.82	$14.41	$14.34	$12.52	$9.66	$16.93	$16.76	$14.01	$13.03
Value at end of period	$23.19	$21.44	$16.82	$14.41	$14.34	$12.52	$9.66	$16.93	$16.76	$14.01
Number of accumulation units outstanding at end of period	155,457	188,464	222,004	1,262,993	1,303,760	1,418,008	1,444,799	1,241,963	682,997	783,937

CFI 80

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$21.70	$16.00	$14.02	$14.06	$11.38	$8.91	$16.96	$13.42	$12.63	$11.51
Value at end of period	$24.03	$21.70	$16.00	$14.02	$14.06	$11.38	$8.91	$16.96	$13.42	$12.63
Number of accumulation units outstanding at end of period	259,286	270,201	301,443	286,047	399,939	417,864	327,083	245,182	451,275	501,786
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.31	$14.88	$12.38	$15.02	$13.35	$10.60	$18.96	$16.25	$13.83	$11.43
Value at end of period	$17.66	$19.31	$14.88	$12.38	$15.02	$13.35	$10.60	$18.96	$16.25	$13.83
Number of accumulation units outstanding at end of period	26,054	29,106	36,681	28,173	40,790	43,425	50,712	45,025	56,984	89,333
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during March 2005)
Value at beginning of period	$30.86	$22.77	$19.33	$20.18	$15.82	$12.31	$18.47	$19.01	$16.34	$15.00
Value at end of period	$30.88	$30.86	$22.77	$19.33	$20.18	$15.82	$12.31	$18.47	$19.01	$16.34
Number of accumulation units outstanding at end of period	15,976	37,985	35,540	772,940	834,708	835,057	808,893	637,501	155,795	18,025
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.72	$10.49	$9.00	$9.22	$8.13	$6.13	$9.08
Value at end of period	$14.87	$13.72	$10.49	$9.00	$9.22	$8.13	$6.13
Number of accumulation units outstanding at end of period	222,954	218,834	194,592	89,862	69,725	20,641	4,779
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during March 2010)
Value at beginning of period	$18.17	$14.14	$12.87	$13.80	$12.74
Value at end of period	$18.90	$18.17	$14.14	$12.87	$13.80
Number of accumulation units outstanding at end of period	273	217	153	353	236
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.39	$36.14	$37.19
Value at end of period	$54.37	$50.39	$36.14
Number of accumulation units outstanding at end of period	6,151	6,097	5,931
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.90	$12.37	$10.91	$10.97	$10.07	$7.89	$11.35	$10.55	$9.08	$8.58
Value at end of period	$17.11	$15.90	$12.37	$10.91	$10.97	$10.07	$7.89	$11.35	$10.55	$9.08
Number of accumulation units outstanding at end of period	26,623	31,722	32,624	23,759	33,378	36,216	34,384	19,827	19,517	9,720
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during March 2005)
Value at beginning of period	$33.16	$27.73	$24.53	$24.26	$22.49	$17.96	$21.44	$19.50	$17.70	$16.19
Value at end of period	$35.80	$33.16	$27.73	$24.53	$24.26	$22.49	$17.96	$21.44	$19.50	$17.70
Number of accumulation units outstanding at end of period	97	132	202	191	196	186	160	140		89
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during March 2005)
Value at beginning of period	$31.12	$23.62	$20.24	$20.64	$16.48	$11.44	$20.42	$16.82	$14.88	$12.95
Value at end of period	$34.84	$31.12	$23.62	$20.24	$20.64	$16.48	$11.44	$20.42	$16.82	$14.88
Number of accumulation units outstanding at end of period	78	124	214	201	204	192	168	152	138	116
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2006)
Value at beginning of period	$23.90	$24.05	$22.31	$21.01	$19.55	$17.36	$16.45	$15.45	$15.29
Value at end of period	$24.95	$23.90	$24.05	$22.31	$21.01	$19.55	$17.36	$16.45	$15.45
Number of accumulation units outstanding at end of period	21	21	21	21	21	21	22	21	25

CFI 81

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.87	$13.98	$11.70	$13.63	$11.83	$8.63	$15.68	$14.38	$12.22	$11.48
Value at end of period	$19.10	$17.87	$13.98	$11.70	$13.63	$11.83	$8.63	$15.68	$14.38	$12.22
Number of accumulation units outstanding at end of period	54	76	200	173	245	225	183	221	59	28
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.84	$15.30	$12.96	$13.76	$12.07	$8.90	$14.84	$12.96	$11.69	$10.98
Value at end of period	$22.30	$19.84	$15.30	$12.96	$13.76	$12.07	$8.90	$14.84	$12.96	$11.69
Number of accumulation units outstanding at end of period	115	137	258	237	222	204	162	127	138	29
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.73	$8.89	$8.48	$9.05	$7.39	$5.37	$8.78	$10.17
Value at end of period	$13.30	$11.73	$8.89	$8.48	$9.05	$7.39	$5.37	$8.78
Number of accumulation units outstanding at end of period	9,944	11,991	12,288	236,494	70,325	38,125	21,513	10,851
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.36	$12.87	$11.14	$11.41	$9.19	$7.19	$9.40
Value at end of period	$18.15	$17.36	$12.87	$11.14	$11.41	$9.19	$7.19
Number of accumulation units outstanding at end of period	56,417	53,946	43,599	24,094	11,626	5,130	1,313
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.78	$16.02	$14.06	$14.72	$11.79	$9.36	$15.51	$15.50	$13.88	$12.75
Value at end of period	$23.05	$20.78	$16.02	$14.06	$14.72	$11.79	$9.36	$15.51	$15.50	$13.88
Number of accumulation units outstanding at end of period	45,448	50,017	53,567	54,943	104,044	107,341	109,356	84,275	124,247	42,780
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.76	$9.67
Value at end of period	$10.28	$9.76
Number of accumulation units outstanding at end of period	65,711	47,704
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.11	$11.73	$10.64	$11.03	$9.05	$6.98	$11.48	$10.75	$10.31
Value at end of period	$17.68	$16.11	$11.73	$10.64	$11.03	$9.05	$6.98	$11.48	$10.75
Number of accumulation units outstanding at end of period	32,549	32,938	27,105	18,134	12,844	5,037	593	399	725
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during January 2006)
Value at beginning of period	$22.90	$18.15	$15.10	$16.43	$14.65	$10.71	$17.32	$15.02	$13.23
Value at end of period	$23.51	$22.90	$18.15	$15.10	$16.43	$14.65	$10.71	$17.32	$15.02
Number of accumulation units outstanding at end of period	160,278	155,923	138,400	866,891	791,091	632,682	494,220	228,690	163,750
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$86.59	$80.32	$66.79	$81.96	$64.87	$35.87	$69.37	$52.09	$41.82	$36.83
Value at end of period	$82.02	$86.59	$80.32	$66.79	$81.96	$64.87	$35.87	$69.37	$52.09	$41.82
Number of accumulation units outstanding at end of period	50,166	54,751	47,388	412,465	395,735	290,951	176,630	129,545	44,019	3,649
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during March 2005)
Value at beginning of period	$35.66	$28.15	$23.33	$25.57	$22.16	$15.93	$26.77	$25.31	$21.61	$18.30
Value at end of period	$36.29	$35.66	$28.15	$23.33	$25.57	$22.16	$15.93	$26.77	$25.31	$21.61
Number of accumulation units outstanding at end of period	2	50	64	66	113	115	123	159	97	174

CFI 82

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during June 2008)
Value at beginning of period	$22.84	$22.98	$20.34	$20.27	$17.72	$14.99	$18.04
Value at end of period	$23.37	$22.84	$22.98	$20.34	$20.27	$17.72	$14.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.03	$15.70	$13.37	$13.74	$11.19	$8.20	$13.25	$13.48	$11.78	$10.44
Value at end of period	$24.53	$22.03	$15.70	$13.37	$13.74	$11.19	$8.20	$13.25	$13.48	$11.78
Number of accumulation units outstanding at end of period	52,324	46,852	42,541	31,594	29,918	22,958	11,496	1,890	1,409	218
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.93	$13.76	$12.43	$12.72	$11.43	$9.47	$13.73	$12.61	$11.79
Value at end of period	$17.12	$15.93	$13.76	$12.43	$12.72	$11.43	$9.47	$13.73	$12.61
Number of accumulation units outstanding at end of period	19,518	19,103	16,580	174,373	201,644	214,682	205,673	58,216	17,955
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.46	$17.11	$15.81	$14.23	$13.23	$11.23	$12.15	$11.04	$11.01	$11.01
Value at end of period	$15.85	$15.46	$17.11	$15.81	$14.23	$13.23	$11.23	$12.15	$11.04	$11.01
Number of accumulation units outstanding at end of period	106,862	127,592	153,264	1,671,696	1,422,721	862,847	413,595	191,317	62,666	55
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.83	$9.05	$8.13	$10.66	$9.25	$5.32	$12.79	$10.35
Value at end of period	$7.68	$8.83	$9.05	$8.13	$10.66	$9.25	$5.32	$12.79
Number of accumulation units outstanding at end of period	18,450	20,368	20,441	178,504	291,843	393,992	458,375	385,205
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.73	$16.80	$14.55	$14.87	$12.66	$7.93	$12.34	$11.72	$10.85	$10.68
Value at end of period	$18.65	$18.73	$16.80	$14.55	$14.87	$12.66	$7.93	$12.34	$11.72	$10.85
Number of accumulation units outstanding at end of period	12,751	12,034	13,037	6,689	7,353	8,069	9,881	9,288	34,941	31
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.86	$10.77	$8.87	$10.41	$8.37	$5.48	$8.95
Value at end of period	$14.05	$13.86	$10.77	$8.87	$10.41	$8.37	$5.48
Number of accumulation units outstanding at end of period	16,128	14,352	13,339	10,148	8,614	2,797	1,025
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$33.71	$33.14	$28.76	$29.61	$26.41	$22.33	$21.11	$19.14	$16.96	$16.83
Value at end of period	$34.07	$33.71	$33.14	$28.76	$29.61	$26.41	$22.33	$21.11	$19.14	$16.96
Number of accumulation units outstanding at end of period	218,571	217,859	190,450	1,084,122	1,012,847	768,873	555,983	321,712	70,439	68
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.60	$11.90	$11.29	$10.66	$9.99	$8.74	$9.78
Value at end of period	$12.19	$11.60	$11.90	$11.29	$10.66	$9.99	$8.74
Number of accumulation units outstanding at end of period	41,347	36,459	29,902	20,920	22,176	11,517	1,854
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during October 2005)
Value at beginning of period	$20.62	$15.49	$12.91	$13.64	$12.21	$9.12	$15.04	$13.64	$12.36	$11.78
Value at end of period	$22.42	$20.62	$15.49	$12.91	$13.64	$12.21	$9.12	$15.04	$13.64	$12.36
Number of accumulation units outstanding at end of period	313,096	316,623	293,901	3,130,770	3,808,211	3,715,843	2,946,765	1,970,670	759,533	1,176

CFI 83

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.71	$7.68	$8.78	$10.30
Value at end of period	$3.38	$3.71	$7.68	$8.78
Number of accumulation units outstanding at end of period	4,509	5,847	3,844	7,516
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.99	$17.40	$16.21	$15.78	$14.74	$13.15	$13.25	$12.17	$11.76	$11.47
Value at end of period	$17.78	$16.99	$17.40	$16.21	$15.78	$14.74	$13.15	$13.25	$12.17	$11.76
Number of accumulation units outstanding at end of period	260,686	265,754	297,996	216,029	186,036	112,064	68,749	21,356	88,336	29,607
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.11	$17.31	$15.31	$15.59	$13.73	$11.58	$16.18	$15.40	$14.08	$13.43
Value at end of period	$21.25	$20.11	$17.31	$15.31	$15.59	$13.73	$11.58	$16.18	$15.40	$14.08
Number of accumulation units outstanding at end of period	117,382	149,521	176,386	174,928	240,255	286,440	336,347	345,032	612,966	914,919
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.76	$15.46	$14.39	$13.95	$12.10	$10.00	$11.90	$10.99	$10.19	$10.01
Value at end of period	$14.75	$14.76	$15.46	$14.39	$13.95	$12.10	$10.00	$11.90	$10.99	$10.19
Number of accumulation units outstanding at end of period	138,008	138,645	149,121	658,923	714,560	579,987	538,205	391,046	240,769	250,314
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$10.38
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	206
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.04	$11.53	$11.93	$13.20	$10.90	$7.97	$13.58	$9.69
Value at end of period	$11.44	$13.04	$11.53	$11.93	$13.20	$10.90	$7.97	$13.58
Number of accumulation units outstanding at end of period	76,070	83,563	98,956	63,883	103,520	94,742	91,789	76,523
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.34	$16.73	$16.34	$15.29	$15.33
Value at end of period	$17.06	$16.34	$16.73	$16.34	$15.29
Number of accumulation units outstanding at end of period	773	661	1,897	2,721	1,697
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.05	$12.34	$10.72	$10.80	$9.51	$7.34	$11.82	$11.06	$9.74	$8.89
Value at end of period	$17.68	$16.05	$12.34	$10.72	$10.80	$9.51	$7.34	$11.82	$11.06	$9.74
Number of accumulation units outstanding at end of period	725,398	961,178	839,210	847,975	1,160,834	975,697	1,222,363	1,124,594	1,720,872	1,787,621
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$18.86	$17.95	$15.82	$15.23	$13.39	$9.01	$11.69	$11.42	$16.41	$10.42
Value at end of period	$18.99	$18.86	$17.95	$15.82	$15.23	$13.39	$9.01	$11.69	$11.42	$10.54
Number of accumulation units outstanding at end of period	56,875	58,211	44,498	324,318	274,897	113,811	87,761	59,052	17,763	995
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.17	$15.25	$13.39	$13.47	$11.88	$9.69	$15.51	$14.85	$13.02	$12.23
Value at end of period	$22.86	$20.17	$15.25	$13.39	$13.47	$11.88	$9.69	$15.51	$14.85	$13.02
Number of accumulation units outstanding at end of period	212,583	258,044	250,124	450,565	573,609	572,860	594,639	350,930	342,528	208,675

CFI 84

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$38.05	$28.42	$24.27	$24.67	$20.34	$15.52	$24.98	$23.80	$21.85	$19.54
Value at end of period	$41.48	$38.05	$28.42	$24.27	$24.67	$20.34	$15.52	$24.98	$23.80	$21.85
Number of accumulation units outstanding at end of period	83,602	98,915	108,294	393,949	406,845	416,193	452,410	477,321	432,043	424,025
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$27.52	$19.38	$17.33	$17.55	$14.36	$11.56	$17.49	$18.74	$16.55	$15.15
Value at end of period	$28.88	$27.52	$19.38	$17.33	$17.55	$14.36	$11.56	$17.49	$18.74	$16.55
Number of accumulation units outstanding at end of period	52,577	56,030	63,279	322,594	355,597	348,307	399,729	341,597	387,810	275,806
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$15.68	$14.33
Value at end of period	$16.59	$15.68
Number of accumulation units outstanding at end of period	7	3
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$21.20	$21.34	$19.60	$18.32	$16.76	$15.10	$16.58	$15.72	$15.18	$14.73
Value at end of period	$22.51	$21.20	$21.34	$19.60	$18.32	$16.76	$15.10	$16.58	$15.72	$15.18
Number of accumulation units outstanding at end of period	217,898	263,194	303,039	533,775	539,402	505,538	463,234	389,230	299,042	209,026
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.13	$8.38	$7.09	$8.12	$7.57	$5.97
Value at end of period	$9.48	$10.13	$8.38	$7.09	$8.12	$7.57
Number of accumulation units outstanding at end of period	25,960	27,712	23,444	81,043	88,067	78,707
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.15	$14.22	$11.99	$14.17	$13.89	$10.98	$19.27	$17.08	$13.26	$11.95
Value at end of period	$16.23	$17.15	$14.22	$11.99	$14.17	$13.89	$10.98	$19.27	$17.08	$13.26
Number of accumulation units outstanding at end of period	25,551	53,898	55,390	114,563	150,702	202,993	296,268	360,257	72,092	17,285
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.90	$12.20	$10.38	$10.33
Value at end of period	$17.97	$15.90	$12.20	$10.38
Number of accumulation units outstanding at end of period	428,444	385,660	301,417	1,529,431
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.08	$10.04	$8.80	$8.54	$7.19	$6.42	$9.23	$9.43
Value at end of period	$14.32	$13.08	$10.04	$8.80	$8.54	$7.19	$6.42	$9.23
Number of accumulation units outstanding at end of period	308,867	414,433	344,087	1,000,518	1,059,936	1,345,805	1,238,565	751,731
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$26.02	$19.81	$17.44	$17.61	$13.58	$9.65	$15.55	$12.43	$11.59	$10.34
Value at end of period	$28.18	$26.02	$19.81	$17.44	$17.61	$13.58	$9.65	$15.55	$12.43	$11.59
Number of accumulation units outstanding at end of period	65,629	89,008	47,326	28,460	13,627	10,928	5,469	2,496	4,433	3,312
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.63	$13.70	$13.76	$13.83	$13.86	$13.89	$13.60	$12.99	$12.45	$12.20
Value at end of period	$13.57	$13.63	$13.70	$13.76	$13.83	$13.86	$13.89	$13.60	$12.99	$12.45
Number of accumulation units outstanding at end of period	190,414	502,402	473,852	1,809,847	1,468,184	1,424,386	1,857,131	1,202,284	214,602	61,613

CFI 85

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.43	$11.10	$10.10	$10.60	$9.17	$7.41	$11.37	$10.85	$10.30
Value at end of period	$16.56	$14.43	$11.10	$10.10	$10.60	$9.17	$7.41	$11.37	$10.85
Number of accumulation units outstanding at end of period	30,131	27,641	21,357	87,391	103,764	98,512	119,890	98,451	49,010
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.94	$16.70	$14.66	$14.14	$12.60	$10.71
Value at end of period	$24.69	$21.94	$16.70	$14.66	$14.14	$12.60
Number of accumulation units outstanding at end of period	9,928	6,019	4,270	1,230	5,942	811
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.11	$10.74	$9.34	$9.15	$8.20	$6.66	$9.02
Value at end of period	$15.85	$14.11	$10.74	$9.34	$9.15	$8.20	$6.66
Number of accumulation units outstanding at end of period	20,554	16,696	19,580	180,713	169,976	142,094	1,423
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.85	$15.17	$13.15	$13.14	$11.89	$10.07
Value at end of period	$22.16	$19.85	$15.17	$13.15	$13.14	$11.89
Number of accumulation units outstanding at end of period	5,954	5,166	4,811	28,935	22,733	28,787
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.21	$18.04	$15.70	$16.13	$12.88	$11.42
Value at end of period	$26.77	$24.21	$18.04	$15.70	$16.13	$12.88
Number of accumulation units outstanding at end of period	1,717	3,481	2,939	73,702	50,451	40,684
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.68	$11.74	$10.08	$10.32	$8.29	$5.94	$9.31
Value at end of period	$17.58	$15.68	$11.74	$10.08	$10.32	$8.29	$5.94
Number of accumulation units outstanding at end of period	22,483	18,552	9,043	43,125	5,757	1,726	554
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.86	$12.21	$10.58	$11.06	$8.79	$6.98	$10.10
Value at end of period	$17.60	$16.86	$12.21	$10.58	$11.06	$8.79	$6.98
Number of accumulation units outstanding at end of period	10,282	8,266	6,391	28,413	6,556	1,543	787
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.06	$13.05	$11.39	$11.35	$8.62	$6.61	$10.14	$9.26	$8.27	$7.22
Value at end of period	$18.98	$18.06	$13.05	$11.39	$11.35	$8.62	$6.61	$10.14	$9.26	$8.27
Number of accumulation units outstanding at end of period	12,828	18,995	14,193	26,828	29,842	23,989	3,213	2,181	1,809	3,421
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$34.76	$25.36	$22.26	$22.94	$18.54	$14.60	$21.29	$20.20	$17.38	$15.24
Value at end of period	$36.85	$34.76	$25.36	$22.26	$22.94	$18.54	$14.60	$21.29	$20.20	$17.38
Number of accumulation units outstanding at end of period	97,718	118,181	113,516	106,197	136,325	134,627	136,964	99,236	91,467	233,878
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.36	$13.23	$11.93	$12.07	$10.91	$8.96	$12.31	$11.83	$10.73	$10.13
Value at end of period	$15.11	$14.36	$13.23	$11.93	$12.07	$10.91	$8.96	$12.31	$11.83	$10.73
Number of accumulation units outstanding at end of period	213,108	278,523	271,170	312,384	374,090	330,622	231,754	151,358	44,452	452

CFI 86

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.02	$12.98	$11.50	$11.92	$10.53	$8.41	$12.79	$12.28	$10.96	$10.43
Value at end of period	$15.78	$15.02	$12.98	$11.50	$11.92	$10.53	$8.41	$12.79	$12.28	$10.96
Number of accumulation units outstanding at end of period	352,146	430,915	380,122	312,879	350,851	305,840	205,308	86,634	25,973	685
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.72	$13.12	$11.46	$12.07	$10.59	$8.29	$13.23	$12.63	$11.12	$10.88
Value at end of period	$16.53	$15.72	$13.12	$11.46	$12.07	$10.59	$8.29	$13.23	$12.63	$11.12
Number of accumulation units outstanding at end of period	320,462	358,954	302,791	329,333	401,710	351,861	228,490	81,083	31,164	149
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$16.11	$13.12	$11.42	$12.09	$10.56	$8.17	$13.66	$12.97	$11.33	$11.07
Value at end of period	$17.01	$16.11	$13.12	$11.42	$12.09	$10.56	$8.17	$13.66	$12.97	$11.33
Number of accumulation units outstanding at end of period	216,569	284,337	248,822	262,725	281,483	231,366	149,503	44,478	15,263	0
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.44	$12.56	$10.93	$11.58	$10.03
Value at end of period	$16.33	$15.44	$12.56	$10.93	$11.58
Number of accumulation units outstanding at end of period	23,840	40,404	26,979	13,763	3,216
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.18	$10.59	$9.36	$9.64	$8.59	$8.51
Value at end of period	$12.89	$12.18	$10.59	$9.36	$9.64	$8.59
Number of accumulation units outstanding at end of period	15,818	8,968	251	179	139	88
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.18	$13.32	$12.20	$12.21	$11.20	$9.60	$11.58	$11.06	$10.36	$10.23
Value at end of period	$14.92	$14.18	$13.32	$12.20	$12.21	$11.20	$9.60	$11.58	$11.06	$10.36
Number of accumulation units outstanding at end of period	14,056	17,676	18,337	136,479	33,291	39,728	53,963	72,216	45,576	235
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.20	$11.19	$10.04	$10.16	$9.19	$7.67	$8.05
Value at end of period	$12.81	$12.20	$11.19	$10.04	$10.16	$9.19	$7.67
Number of accumulation units outstanding at end of period	1,149	860	11,887	10,590	8,582	6,410	428
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.75	$16.81	$15.04	$14.85	$13.44	$11.46	$15.07	$14.31	$13.28	$12.72
Value at end of period	$19.90	$18.75	$16.81	$15.04	$14.85	$13.44	$11.46	$15.07	$14.31	$13.28
Number of accumulation units outstanding at end of period	74,680	107,889	110,526	119,694	142,907	70,546	36,749	16,058	13,310	7,966
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.22	$14.14	$12.36	$12.80	$11.37	$9.13	$14.35	$13.73	$12.19	$11.39
Value at end of period	$18.26	$17.22	$14.14	$12.36	$12.80	$11.37	$9.13	$14.35	$13.73	$12.19
Number of accumulation units outstanding at end of period	421,439	437,506	391,045	382,662	349,911	232,238	129,715	52,777	38,454	59,029
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.61	$15.18	$13.43	$13.57	$12.17	$10.04	$14.52	$13.83	$12.50	$11.86
Value at end of period	$18.69	$17.61	$15.18	$13.43	$13.57	$12.17	$10.04	$14.52	$13.83	$12.50
Number of accumulation units outstanding at end of period	291,153	329,306	326,317	420,768	344,429	205,320	156,719	161,701	94,487	43,717

CFI 87

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.17	$12.55	$12.15	$11.39	$10.78	$10.29
Value at end of period	$12.80	$12.17	$12.55	$12.15	$11.39	$10.78
Number of accumulation units outstanding at end of period	9,051	8,722	10,124	14,403	8,068	2,626
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during March 2005)
Value at beginning of period	$27.50	$21.04	$18.17	$18.86	$15.54	$11.51	$15.75	$16.30	$14.19	$13.07
Value at end of period	$30.78	$27.50	$21.04	$18.17	$18.86	$15.54	$11.51	$15.75	$16.30	$14.19
Number of accumulation units outstanding at end of period	49,274	54,606	51,609	331,086	305,813	143,705	27,666	13,680	18,387	8,193
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2005)
Value at beginning of period	$31.61	$22.88	$19.22	$18.89	$15.01	$11.16	$19.09	$18.08	$15.77	$14.91
Value at end of period	$32.82	$31.61	$22.88	$19.22	$18.89	$15.01	$11.16	$19.09	$18.08	$15.77
Number of accumulation units outstanding at end of period	70,321	85,770	73,720	1,352,670	1,438,458	1,413,949	1,201,988	904,525	129,971	20,564
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.67	$12.25	$9.77	$10.35	$8.94	$6.72	$9.75
Value at end of period	$14.38	$12.67	$12.25	$9.77	$10.35	$8.94	$6.72
Number of accumulation units outstanding at end of period	77,377	80,116	79,906	1,017,737	935,985	796,150	628,609
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.55	$13.35	$11.61	$10.66	$8.37	$6.19	$10.12	$12.36	$10.48
Value at end of period	$17.52	$13.55	$13.35	$11.61	$10.66	$8.37	$6.19	$10.12	$12.36
Number of accumulation units outstanding at end of period	87,091	86,076	70,650	964,529	908,569	739,250	808,288	653,933	183,195
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2005)
Value at beginning of period	$27.59	$20.58	$18.42	$19.42	$17.42	$13.30	$22.00	$21.23	$18.74	$17.45
Value at end of period	$30.97	$27.59	$20.58	$18.42	$19.42	$17.42	$13.30	$22.00	$21.23	$18.74
Number of accumulation units outstanding at end of period	12,766	12,755	10,221	47,340	67,444	71,562	39,317	21,209	13,729	2,873
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$16.11	$11.57	$10.18	$10.52	$8.44	$6.80	$10.36	$10.41
Value at end of period	$16.73	$16.11	$11.57	$10.18	$10.52	$8.44	$6.80	$10.36
Number of accumulation units outstanding at end of period	17,502	13,998	12,229	8,990	7,378	4,507	1,238	14
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.08	$16.32	$14.31	$16.15	$12.64	$9.13	$15.07	$13.23	$11.88	$9.90
Value at end of period	$23.30	$22.08	$16.32	$14.31	$16.15	$12.64	$9.13	$15.07	$13.23	$11.88
Number of accumulation units outstanding at end of period	94,107	90,885	83,967	1,201,032	769,394	619,870	295,965	94,324	47,840	18,065
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.66	$15.38	$13.03	$13.37	$11.67	$9.13	$14.44	$14.85	$12.88	$12.28
Value at end of period	$22.44	$20.66	$15.38	$13.03	$13.37	$11.67	$9.13	$14.44	$14.85	$12.88
Number of accumulation units outstanding at end of period	31,648	37,593	37,617	87,185	128,060	123,761	144,880	138,953	152,560	8,058
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.41	$14.80	$13.19	$13.40	$11.99	$9.82	$12.89	$12.50	$11.15	$10.36
Value at end of period	$19.96	$18.41	$14.80	$13.19	$13.40	$11.99	$9.82	$12.89	$12.50	$11.15
Number of accumulation units outstanding at end of period	235,252	271,903	280,556	317,644	610,511	580,703	633,250	581,824	534,406	842,927

CFI 88

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.99	$13.51	$11.85	$12.17	$10.87	$8.82	$13.08	$12.81	$11.10	$10.74
Value at end of period	$19.72	$17.99	$13.51	$11.85	$12.17	$10.87	$8.82	$13.08	$12.81	$11.10
Number of accumulation units outstanding at end of period	85,395	79,567	56,479	364,092	402,373	377,644	327,917	293,847	79,372	1,680
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.46	$23.95	$20.21	$24.85	$20.76	$12.16	$25.08	$18.20	$13.47	$9.90
Value at end of period	$22.56	$22.46	$23.95	$20.21	$24.85	$20.76	$12.16	$25.08	$18.20	$13.47
Number of accumulation units outstanding at end of period	15,426	14,449	20,624	11,049	25,791	26,525	14,500	11,763	6,592	4,930
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2005)
Value at beginning of period	$29.43	$22.48	$18.83	$18.58	$15.19	$12.15	$18.24	$17.91	$15.45	$14.44
Value at end of period	$33.67	$29.43	$22.48	$18.83	$18.58	$15.19	$12.15	$18.24	$17.91	$15.45
Number of accumulation units outstanding at end of period	76,953	71,918	64,300	45,069	42,985	41,638	34,298	22,178	41,969	14,965
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$23.00	$16.64	$14.09	$14.35	$11.38	$8.98	$12.89	$13.17	$11.35	$11.21
Value at end of period	$24.80	$23.00	$16.64	$14.09	$14.35	$11.38	$8.98	$12.89	$13.17	$11.35
Number of accumulation units outstanding at end of period	14,472	14,686	10,479	246,550	130,890	82,444	65,526	34,384	7,333	1
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.29	$16.04	$13.25	$14.49	$12.55	$9.04	$15.22	$14.35	$12.22	$10.45
Value at end of period	$20.66	$20.29	$16.04	$13.25	$14.49	$12.55	$9.04	$15.22	$14.35	$12.22
Number of accumulation units outstanding at end of period	440,042	624,600	686,651	1,292,209	1,354,724	1,325,428	1,281,594	1,353,299	1,129,666	1,449,964
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2006)
Value at beginning of period	$19.82	$17.73	$15.34	$15.53	$13.11	$7.89	$11.23	$10.63	$10.15
Value at end of period	$19.79	$19.82	$17.73	$15.34	$15.53	$13.11	$7.89	$11.23	$10.63
Number of accumulation units outstanding at end of period	10,959	16,848	15,467	256,411	217,323	198,272	154,035	136,420	17,939
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$20.03	$16.47	$14.46	$14.13	$12.45	$9.39	$13.02	$12.53	$10.99	$10.69
Value at end of period	$22.35	$20.03	$16.47	$14.46	$14.13	$12.45	$9.39	$13.02	$12.53	$10.99
Number of accumulation units outstanding at end of period	439,864	416,158	312,198	6,259,063	5,529,761	4,344,384	3,156,636	1,934,744	39,912	11,277
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$22.17	$16.48	$14.27	$14.89	$11.64	$7.99	$14.13	$12.52	$11.54	$10.27
Value at end of period	$24.67	$22.17	$16.48	$14.27	$14.89	$11.64	$7.99	$14.13	$12.52	$11.54
Number of accumulation units outstanding at end of period	311,707	361,854	395,187	566,674	645,353	645,673	574,121	424,163	565,761	736,534
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2005)
Value at beginning of period	$25.24	$19.55	$16.77	$17.00	$14.87	$11.95	$18.68	$18.22	$15.37	$14.73
Value at end of period	$26.99	$25.24	$19.55	$16.77	$17.00	$14.87	$11.95	$18.68	$18.22	$15.37
Number of accumulation units outstanding at end of period	78,856	115,995	81,117	487,376	494,774	338,443	211,118	150,263	61,343	13,131
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$27.18	$19.62	$16.58	$16.84	$14.49	$10.18	$17.71	$16.20	$14.37	$12.98
Value at end of period	$29.40	$27.18	$19.62	$16.58	$16.84	$14.49	$10.18	$17.71	$16.20	$14.37
Number of accumulation units outstanding at end of period	193,236	283,309	278,727	526,758	535,381	388,270	316,429	250,855	424,529	281,754

CFI 89

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.89	$14.84	$12.56	$14.40	$12.72	$9.29	$18.50	$15.42	$13.13
Value at end of period	$16.62	$16.89	$14.84	$12.56	$14.40	$12.72	$9.29	$18.50	$15.42
Number of accumulation units outstanding at end of period	14,823	16,930	15,418	43,233	37,236	55,916	62,280	53,994	27,546
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.16	$9.32	$7.88	$9.00	$8.31	$6.32	$10.20
Value at end of period	$10.37	$11.16	$9.32	$7.88	$9.00	$8.31	$6.32
Number of accumulation units outstanding at end of period	135,079	161,166	147,371	217,250	229,590	237,632	245,017
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.17	$10.90	$9.00	$9.59	$8.95	$6.80	$11.33	$11.11	$10.16
Value at end of period	$13.71	$14.17	$10.90	$9.00	$9.59	$8.95	$6.80	$11.33	$11.11
Number of accumulation units outstanding at end of period	6,501	5,601	4,395	3,193	5,759	4,489	2,819	2,211	80
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.21	$10.85	$8.97	$10.56	$8.50	$5.70	$10.53	$10.14
Value at end of period	$12.57	$13.21	$10.85	$8.97	$10.56	$8.50	$5.70	$10.53
Number of accumulation units outstanding at end of period	80,955	80,532	68,275	786,693	681,129	480,500	408,172	301,600
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$22.30	$16.65	$14.13	$17.25	$13.69	$8.28	$16.34	$15.01	$13.08
Value at end of period	$22.88	$22.30	$16.65	$14.13	$17.25	$13.69	$8.28	$16.34	$15.01
Number of accumulation units outstanding at end of period	51,899	55,755	56,871	822,038	916,219	770,789	771,205	805,446	102,387
WANGER USA
(Funds were first received in this option during November 2006)
Value at beginning of period	$23.05	$17.32	$14.51	$15.11	$12.31	$8.70	$14.49	$13.82	$12.88	$12.60
Value at end of period	$24.04	$23.05	$17.32	$14.51	$15.11	$12.31	$8.70	$14.49	$13.82	$12.88
Number of accumulation units outstanding at end of period	31,904	40,331	42,507	446,239	348,313	201,002	153,558	135,710	68,572	2
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.85	$14.37	$12.84	$12.06	$10.70	$9.03	$13.58	$13.14	$11.19	$10.61
Value at end of period	$20.85	$18.85	$14.37	$12.84	$12.06	$10.70	$9.03	$13.58	$13.14	$11.19
Number of accumulation units outstanding at end of period	73,345	72,441	76,298	48,042	61,745	64,871	58,254	48,835	141,425	18
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during February 2006)
Value at beginning of period	$36.88	$26.85	$23.78	$24.43	$20.03	$15.50	$22.82	$24.96	$21.98
Value at end of period	$39.40	$36.88	$26.85	$23.78	$24.43	$20.03	$15.50	$22.82	$24.96
Number of accumulation units outstanding at end of period	20,824	20,161	21,168	11,427	14,920	13,845	6,634	6,236	42,076

CFI 90

Condensed Financial Information (continued)

TABLE 12

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$20.46	$15.27	$13.36	$14.18	$13.01	$13.13
Value at end of period	$21.32	$20.46	$15.27	$13.36	$14.18	$13.01
Number of accumulation units outstanding at end of period	6	0	81	81	81	852
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.70	$12.04	$10.88	$11.15	$9.67	$8.59
Value at end of period	$16.67	$14.70	$12.04	$10.88	$11.15	$9.67
Number of accumulation units outstanding at end of period	1,994	1,820	2,494	3,805	2,070	1,614
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.86	$12.29	$11.27	$11.12	$9.96	$8.19
Value at end of period	$17.21	$15.86	$12.29	$11.27	$11.12	$9.96
Number of accumulation units outstanding at end of period	306	219	1,010	889	604	758
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.14	$13.44	$12.67	$11.27	$10.74	$10.18
Value at end of period	$12.40	$12.14	$13.44	$12.67	$11.27	$10.74
Number of accumulation units outstanding at end of period	1,433	863	4,316	274	1,558	2,058
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2012)
Value at beginning of period	$26.68	$18.54	$15.87
Value at end of period	$29.44	$26.68	$18.54
Number of accumulation units outstanding at end of period	649	561	62
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.16	$9.76	$7.83	$8.49	$8.06	$5.20
Value at end of period	$11.97	$12.16	$9.76	$7.83	$8.49	$8.06
Number of accumulation units outstanding at end of period	5,552	5,011	5,001	501	112	645
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during September 2010)
Value at beginning of period	$18.20	$12.66	$10.94	$11.77	$9.80
Value at end of period	$19.86	$18.20	$12.66	$10.94	$11.77
Number of accumulation units outstanding at end of period	7,443	5,288	2,268	2,155	1,049
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$23.34	$17.60	$15.64	$15.82	$12.65	$12.11
Value at end of period	$24.70	$23.34	$17.60	$15.64	$15.82	$12.65
Number of accumulation units outstanding at end of period	384	93	236	220	509	59
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.58	$14.98	$13.63	$13.11	$11.76	$9.44	$13.81	$13.52	$12.50	$11.89
Value at end of period	$19.16	$17.58	$14.98	$13.63	$13.11	$11.76	$9.44	$13.81	$13.52	$12.50
Number of accumulation units outstanding at end of period	9,146	9,284	9,799	6,063	6,429	10,092	9,755	10,847	16,084	16,449

CFI 91

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.21	$10.93	$9.50	$10.07
Value at end of period	$14.51	$11.21	$10.93	$9.50
Number of accumulation units outstanding at end of period	2,743	2,078	1,971	52
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.75	$9.80	$8.57	$9.08	$7.85	$6.20	$8.13
Value at end of period	$14.17	$12.75	$9.80	$8.57	$9.08	$7.85	$6.20
Number of accumulation units outstanding at end of period	10,216	5,481	4,471	1,107	4,560	7,244	4,161
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.56	$10.83	$9.35	$9.82	$8.03	$6.11	$8.49
Value at end of period	$16.21	$14.56	$10.83	$9.35	$9.82	$8.03	$6.11
Number of accumulation units outstanding at end of period	1,409	1,168	949	865	1,257	976	1,035
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$21.49	$17.98	$15.17	$17.65	$16.23	$11.73	$19.84	$16.78	$13.85	$11.50
Value at end of period	$20.81	$21.49	$17.98	$15.17	$17.65	$16.23	$11.73	$19.84	$16.78	$13.85
Number of accumulation units outstanding at end of period	260,034	270,701	258,982	227,397	208,391	176,649	119,192	15,260	5,303	3,094
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.26	$23.18	$20.02	$20.65	$17.71	$13.12	$22.96	$19.63	$17.67	$15.19
Value at end of period	$33.69	$30.26	$23.18	$20.02	$20.65	$17.71	$13.12	$22.96	$19.63	$17.67
Number of accumulation units outstanding at end of period	476,239	468,694	487,214	500,854	488,499	488,206	360,449	450,147	510,357	417,525
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.46	$16.05	$13.76	$13.70	$11.97	$9.24	$16.20	$16.05	$13.42	$12.75
Value at end of period	$22.12	$20.46	$16.05	$13.76	$13.70	$11.97	$9.24	$16.20	$16.05	$13.42
Number of accumulation units outstanding at end of period	92,841	96,632	107,041	112,047	144,480	148,927	142,179	220,782	233,513	215,262
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.50	$15.12	$13.26	$13.30	$10.77	$8.44	$16.07	$12.73	$11.98	$11.38
Value at end of period	$22.69	$20.50	$15.12	$13.26	$13.30	$10.77	$8.44	$16.07	$12.73	$11.98
Number of accumulation units outstanding at end of period	136,021	130,749	137,952	153,266	189,895	207,923	227,708	306,986	314,560	318,529
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.76	$13.69	$11.40	$13.84	$12.31	$9.78	$17.50	$15.00	$12.77	$10.79
Value at end of period	$16.24	$17.76	$13.69	$11.40	$13.84	$12.31	$9.78	$17.50	$15.00	$12.77
Number of accumulation units outstanding at end of period	85,591	79,168	71,052	66,431	68,419	63,159	19,242	40,120	43,549	30,483
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$30.67	$22.64	$19.23	$20.09	$15.75	$12.26	$18.41	$18.96	$16.30	$15.07
Value at end of period	$30.68	$30.67	$22.64	$19.23	$20.09	$15.75	$12.26	$18.41	$18.96	$16.30
Number of accumulation units outstanding at end of period	33,244	47,511	27,707	41,040	40,694	39,469	32,066	53,116	48,456	39,003
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.68	$10.46	$8.98	$9.21	$8.12	$6.13	$9.82
Value at end of period	$14.82	$13.68	$10.46	$8.98	$9.21	$8.12	$6.13
Number of accumulation units outstanding at end of period	18,564	15,163	19,362	20,776	11,121	1,121	70
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during November 2009)
Value at beginning of period	$18.13	$14.11	$12.85	$13.79	$12.32	$11.86
Value at end of period	$18.84	$18.13	$14.11	$12.85	$13.79	$12.32
Number of accumulation units outstanding at end of period	48	48	48	207	48	48
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.34	$36.12	$37.19
Value at end of period	$54.29	$50.34	$36.12
Number of accumulation units outstanding at end of period	4,834	5,205	6,376

CFI 92

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.79	$12.28	$10.84	$10.91	$10.01	$7.85	$11.30	$10.51	$9.05	$8.64
Value at end of period	$16.98	$15.79	$12.28	$10.84	$10.91	$10.01	$7.85	$11.30	$10.51	$9.05
Number of accumulation units outstanding at end of period	21,756	24,023	30,100	40,948	51,813	52,043	54,037	83,014	72,306	31,974
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during March 2007)
Value at beginning of period	$31.30	$26.19	$23.18	$22.93	$21.28	$16.99	$20.30	$18.46
Value at end of period	$33.78	$31.30	$26.19	$23.18	$22.93	$21.28	$16.99	$20.30
Number of accumulation units outstanding at end of period	0	0	0	0	5	4	5	2
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$29.86	$22.68	$19.44	$19.83	$15.84	$11.00	$19.65	$16.48	$14.33	$12.83
Value at end of period	$33.41	$29.86	$22.68	$19.44	$19.83	$15.84	$11.00	$19.65	$16.48	$14.33
Number of accumulation units outstanding at end of period	0	0	0	0	6	5	6	2	0	6
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$23.27	$23.43	$21.75	$20.49	$19.08	$16.94	$16.07	$15.10	$14.56	$14.36
Value at end of period	$24.29	$23.27	$23.43	$21.75	$20.49	$19.08	$16.94	$16.07	$15.10	$14.56
Number of accumulation units outstanding at end of period	0	0	0	0	23	23	24	21	18	18
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.56	$14.32	$12.14	$12.89	$11.32	$8.35	$13.92	$12.22
Value at end of period	$20.86	$18.56	$14.32	$12.14	$12.89	$11.32	$8.35	$13.92
Number of accumulation units outstanding at end of period	0	0	0	0	8	7	8	3
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.70	$8.87	$8.46	$9.03	$7.38	$5.37	$4.82
Value at end of period	$13.25	$11.70	$8.87	$8.46	$9.03	$7.38	$5.37
Number of accumulation units outstanding at end of period	0	0	140	140	353	1,070	621
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$17.31	$12.84	$11.12	$11.39	$9.18	$5.98
Value at end of period	$18.09	$17.31	$12.84	$11.12	$11.39	$9.18
Number of accumulation units outstanding at end of period	1,555	1,729	1,621	1,140	122	88
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.65	$15.93	$13.98	$14.65	$11.74	$9.33	$15.46	$15.46	$13.85	$12.87
Value at end of period	$22.90	$20.65	$15.93	$13.98	$14.65	$11.74	$9.33	$15.46	$15.46	$13.85
Number of accumulation units outstanding at end of period	17,508	20,818	12,844	34,221	40,271	39,405	36,506	181,193	189,561	174,312
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during October 2013)
Value at beginning of period	$9.75	$9.71
Value at end of period	$10.27	$9.75
Number of accumulation units outstanding at end of period	5,000	165
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.05	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47	$10.61
Value at end of period	$17.60	$16.05	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47
Number of accumulation units outstanding at end of period	19,309	19,260	16,389	24,007	18,354	15,543	9,576	3,356
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.78	$18.07	$15.04	$16.38	$14.61	$10.69	$17.29	$15.00	$12.58	$11.37
Value at end of period	$23.38	$22.78	$18.07	$15.04	$16.38	$14.61	$10.69	$17.29	$15.00	$12.58
Number of accumulation units outstanding at end of period	55,555	42,387	31,654	35,788	29,543	33,802	19,110	15,388	12,487	2,547

CFI 93

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$86.01	$79.82	$66.41	$81.54	$64.56	$35.72	$69.12	$51.92	$41.70	$29.69
Value at end of period	$81.43	$86.01	$79.82	$66.41	$81.54	$64.56	$35.72	$69.12	$51.92	$41.70
Number of accumulation units outstanding at end of period	30,545	27,618	25,573	27,119	24,027	21,707	16,306	19,815	5,867	6,340
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$35.28	$27.87	$23.11	$25.33	$21.97	$15.80	$26.57	$24.61
Value at end of period	$35.89	$35.28	$27.87	$23.11	$25.33	$21.97	$15.80	$26.57
Number of accumulation units outstanding at end of period	0	0	0	0	4	4	4	2
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during December 2005)
Value at beginning of period	$21.93	$15.64	$13.33	$13.70	$11.17	$8.18	$13.24	$13.47	$11.78	$11.91
Value at end of period	$24.41	$21.93	$15.64	$13.33	$13.70	$11.17	$8.18	$13.24	$13.47	$11.78
Number of accumulation units outstanding at end of period	61,731	58,058	53,550	49,129	45,480	37,789	2,612	2,328	1,951	1,189
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.83	$13.68	$12.36	$12.66	$11.38	$9.43	$13.68	$12.57	$11.42	$10.89
Value at end of period	$17.00	$15.83	$13.68	$12.36	$12.66	$11.38	$9.43	$13.68	$12.57	$11.42
Number of accumulation units outstanding at end of period	64,566	68,852	70,584	89,390	86,563	116,445	104,238	25,685	18,194	805
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during February 2005)
Value at beginning of period	$15.38	$17.04	$15.75	$14.18	$13.19	$11.21	$12.12	$11.03	$11.00	$10.84
Value at end of period	$15.77	$15.38	$17.04	$15.75	$14.18	$13.19	$11.21	$12.12	$11.03	$11.00
Number of accumulation units outstanding at end of period	123,219	137,753	166,193	174,742	147,160	79,059	41,953	26,415	2,615	574
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.80	$9.03	$8.11	$10.64	$9.23	$5.32	$12.79	$10.89
Value at end of period	$7.65	$8.80	$9.03	$8.11	$10.64	$9.23	$5.32	$12.79
Number of accumulation units outstanding at end of period	19,989	4,773	4,185	7,617	8,640	9,463	6,476	12,745
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.64	$16.73	$14.49	$14.82	$12.63	$7.91	$12.32	$11.70	$10.84	$10.64
Value at end of period	$18.55	$18.64	$16.73	$14.49	$14.82	$12.63	$7.91	$12.32	$11.70	$10.84
Number of accumulation units outstanding at end of period	40,299	48,007	50,013	30,388	21,893	16,453	9,687	3,070	1,954	497
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.82	$10.75	$8.85	$10.39	$8.36	$8.12
Value at end of period	$14.00	$13.82	$10.75	$8.85	$10.39	$8.36
Number of accumulation units outstanding at end of period	14,387	15,293	9,038	8,291	4,880	30
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$33.50	$32.95	$28.61	$29.47	$26.29	$22.24	$21.04	$19.09	$16.92	$17.55
Value at end of period	$33.84	$33.50	$32.95	$28.61	$29.47	$26.29	$22.24	$21.04	$19.09	$16.92
Number of accumulation units outstanding at end of period	46,709	44,806	46,300	64,916	54,638	43,001	26,913	18,246	2,145	1,361
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.57	$11.87	$11.27	$10.65	$9.98	$8.73	$9.90
Value at end of period	$12.15	$11.57	$11.87	$11.27	$10.65	$9.98	$8.73
Number of accumulation units outstanding at end of period	14,099	6,544	6,831	383	1,008	311	54
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$20.52	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62	$12.35	$10.87
Value at end of period	$22.30	$20.52	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62	$12.35
Number of accumulation units outstanding at end of period	330,649	338,391	348,210	352,289	344,683	339,960	273,606	81,624	54,736	21,900

CFI 94

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$3.70	$7.67	$8.77	$10.70
Value at end of period	$3.38	$3.70	$7.67	$8.77
Number of accumulation units outstanding at end of period	30,494	33,284	20,368	3,208
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.89	$17.31	$16.13	$15.71	$14.68	$13.11	$13.21	$12.14	$11.74	$11.56
Value at end of period	$17.67	$16.89	$17.31	$16.13	$15.71	$14.68	$13.11	$13.21	$12.14	$11.74
Number of accumulation units outstanding at end of period	172,772	190,669	236,229	246,284	234,451	166,168	109,250	20,036	14,459	13,853
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.21	$16.55	$14.64	$14.92	$13.15	$11.09	$15.50	$14.77	$13.50	$13.02
Value at end of period	$20.29	$19.21	$16.55	$14.64	$14.92	$13.15	$11.09	$15.50	$14.77	$13.50
Number of accumulation units outstanding at end of period	72,414	80,773	87,421	90,594	100,439	112,621	136,408	184,244	219,574	213,653
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.53	$15.38	$14.33	$13.89	$12.06	$9.97	$11.87	$10.86	$10.17	$10.00
Value at end of period	$14.66	$14.53	$15.38	$14.33	$13.89	$12.06	$9.97	$11.87	$10.86	$10.17
Number of accumulation units outstanding at end of period	112,564	112,544	118,967	85,904	71,298	75,934	60,616	173,159	168,267	163,875
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.99	$11.50	$11.90	$13.17	$10.89	$7.96	$13.57	$9.69
Value at end of period	$11.40	$12.99	$11.50	$11.90	$13.17	$10.89	$7.96	$13.57
Number of accumulation units outstanding at end of period	68,571	49,543	62,278	92,010	79,576	67,304	68,665	29,703
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$15.15	$11.66	$10.13	$10.21	$9.00	$6.95	$11.20	$10.48	$9.23	$8.58
Value at end of period	$16.69	$15.15	$11.66	$10.13	$10.21	$9.00	$6.95	$11.20	$10.48	$9.23
Number of accumulation units outstanding at end of period	413,432	463,592	474,015	506,041	605,018	557,782	591,777	505,931	668,813	772,965
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$18.78	$17.88	$15.77	$15.18	$13.36	$8.99	$11.67	$11.41	$10.77
Value at end of period	$18.90	$18.78	$17.88	$15.77	$15.18	$13.36	$8.99	$11.67	$11.41
Number of accumulation units outstanding at end of period	2,652	5,818	10,028	9,201	8,627	1,047	412	399	398
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$18.82	$14.24	$12.51	$12.59	$11.11	$9.07	$14.52	$13.90	$12.20	$11.64
Value at end of period	$21.32	$18.82	$14.24	$12.51	$12.59	$11.11	$9.07	$14.52	$13.90	$12.20
Number of accumulation units outstanding at end of period	151,089	134,395	154,441	171,387	168,150	171,792	143,761	300,305	356,781	301,429
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.63	$28.86	$24.66	$25.08	$20.69	$15.79	$25.43	$24.24	$22.27	$20.15
Value at end of period	$42.09	$38.63	$28.86	$24.66	$25.08	$20.69	$15.79	$25.43	$24.24	$22.27
Number of accumulation units outstanding at end of period	122,790	124,797	119,978	120,942	124,262	120,001	88,402	126,731	167,493	148,662
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.40	$20.01	$17.91	$18.14	$14.85	$11.96	$18.10	$19.41	$17.15	$16.02
Value at end of period	$29.78	$28.40	$20.01	$17.91	$18.14	$14.85	$11.96	$18.10	$19.41	$17.15
Number of accumulation units outstanding at end of period	58,324	75,206	50,572	51,423	49,075	49,444	43,828	46,893	71,347	73,546
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$20.75	$20.89	$19.21	$17.96	$16.44	$14.81	$16.28	$15.44	$14.92	$14.54
Value at end of period	$22.02	$20.75	$20.89	$19.21	$17.96	$16.44	$14.81	$16.28	$15.44	$14.92
Number of accumulation units outstanding at end of period	289,032	252,646	265,161	276,267	265,539	247,184	233,535	139,784	136,970	131,320
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.10	$8.36	$7.08	$8.11	$7.56	$5.85
Value at end of period	$9.45	$10.10	$8.36	$7.08	$8.11	$7.56
Number of accumulation units outstanding at end of period	17,426	26,866	10,715	6,638	6,869	6,638

CFI 95

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.05	$14.14	$11.93	$14.10	$13.83	$10.94	$19.21	$17.03	$13.23	$12.16
Value at end of period	$16.12	$17.05	$14.14	$11.93	$14.10	$13.83	$10.94	$19.21	$17.03	$13.23
Number of accumulation units outstanding at end of period	21,092	20,570	20,786	28,308	27,799	47,774	45,852	63,875	52,807	25,955
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.87	$12.19	$10.38	$10.32
Value at end of period	$17.94	$15.87	$12.19	$10.38
Number of accumulation units outstanding at end of period	201,123	138,712	128,445	125,826
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.03	$10.01	$8.77	$8.52	$7.18	$6.41	$9.22	$9.43
Value at end of period	$14.26	$13.03	$10.01	$8.77	$8.52	$7.18	$6.41	$9.22
Number of accumulation units outstanding at end of period	453,859	419,462	396,697	410,416	279,640	300,263	181,409	207,429
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.85	$19.70	$17.35	$17.53	$13.52	$9.61	$15.50	$12.39	$11.56	$10.53
Value at end of period	$27.99	$25.85	$19.70	$17.35	$17.53	$13.52	$9.61	$15.50	$12.39	$11.56
Number of accumulation units outstanding at end of period	80,402	83,305	78,071	38,420	20,037	10,564	8,423	21,838	14,505	14,359
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.40	$13.47	$13.54	$13.61	$13.65	$13.68	$13.40	$12.81	$12.29	$11.99
Value at end of period	$13.33	$13.40	$13.47	$13.54	$13.61	$13.65	$13.68	$13.40	$12.81	$12.29
Number of accumulation units outstanding at end of period	543,353	414,510	450,617	357,259	410,286	370,967	248,143	240,415	282,543	208,749
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.37	$11.06	$10.07	$10.58	$9.16	$7.40	$11.36	$10.94
Value at end of period	$16.48	$14.37	$11.06	$10.07	$10.58	$9.16	$7.40	$11.36
Number of accumulation units outstanding at end of period	36,572	34,447	33,898	33,117	32,357	27,165	18,669	4,884
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.89	$16.67	$14.64	$14.13	$12.59	$10.71
Value at end of period	$24.62	$21.89	$16.67	$14.64	$14.13	$12.59
Number of accumulation units outstanding at end of period	1,002	0	0	51	0	3
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$14.07	$10.71	$9.32	$9.14	$8.19	$5.03
Value at end of period	$15.80	$14.07	$10.71	$9.32	$9.14	$8.19
Number of accumulation units outstanding at end of period	12,659	2,241	2,297	3,503	4,540	5,152
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.80	$15.14	$13.13	$13.13	$11.88	$10.07
Value at end of period	$22.10	$19.80	$15.14	$13.13	$13.13	$11.88
Number of accumulation units outstanding at end of period	1,007	80	74	0	382	386
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.16	$18.01	$15.68	$16.12	$12.88	$11.42
Value at end of period	$26.69	$24.16	$18.01	$15.68	$16.12	$12.88
Number of accumulation units outstanding at end of period	2,176	1,358	908	2,368	2,267	2,002
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.63	$11.71	$10.06	$10.31	$8.28	$5.94	$10.17
Value at end of period	$17.52	$15.63	$11.71	$10.06	$10.31	$8.28	$5.94
Number of accumulation units outstanding at end of period	3,955	1,259	546	492	1,684	526	302

CFI 96

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.81	$12.18	$10.56	$11.05	$8.79	$6.98	$10.29
Value at end of period	$17.55	$16.81	$12.18	$10.56	$11.05	$8.79	$6.98
Number of accumulation units outstanding at end of period	4,102	2,050	1,958	1,750	2,555	2,380	1,357
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.95	$12.98	$11.33	$11.30	$8.58	$6.59	$10.11	$9.23	$8.25	$7.60
Value at end of period	$18.86	$17.95	$12.98	$11.33	$11.30	$8.58	$6.59	$10.11	$9.23	$8.25
Number of accumulation units outstanding at end of period	69,682	98,632	90,143	35,371	22,232	7,999	8,945	396,738	392,017	378,380
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$33.98	$24.80	$21.78	$22.46	$18.15	$14.31	$20.87	$19.82	$17.06	$15.56
Value at end of period	$36.00	$33.98	$24.80	$21.78	$22.46	$18.15	$14.31	$20.87	$19.82	$17.06
Number of accumulation units outstanding at end of period	62,514	76,412	72,421	53,751	56,392	66,470	63,505	79,026	89,954	88,534
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.30	$13.18	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82	$10.91
Value at end of period	$15.04	$14.30	$13.18	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	173,417	182,593	180,020	187,673	157,332	168,772	71,175	44,315	138,732
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.95	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27	$11.27
Value at end of period	$15.70	$14.95	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	367,602	341,483	329,727	295,685	255,656	227,405	61,285	29,062	72,194
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.65	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62	$11.51
Value at end of period	$16.45	$15.65	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	323,053	249,728	199,009	177,241	169,548	145,855	40,253	25,438	62,393
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$16.04	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96	$11.62
Value at end of period	$16.93	$16.04	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	202,479	145,502	132,056	107,058	97,009	78,795	23,976	11,577	22,036
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.41	$12.55	$10.92	$11.58	$9.96
Value at end of period	$16.29	$15.41	$12.55	$10.92	$11.58
Number of accumulation units outstanding at end of period	10,722	4,885	3,956	1,933	2
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$12.89
Value at end of period	$12.85
Number of accumulation units outstanding at end of period	313
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$14.12	$13.27	$12.16	$12.18	$11.17	$9.59	$11.57	$11.05	$10.49
Value at end of period	$14.85	$14.12	$13.27	$12.16	$12.18	$11.17	$9.59	$11.57	$11.05
Number of accumulation units outstanding at end of period	28,496	28,810	24,714	20,905	25,642	29,370	6,853	5,295	6,210
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2012)
Value at beginning of period	$12.16	$11.16	$11.13
Value at end of period	$12.77	$12.16	$11.16
Number of accumulation units outstanding at end of period	306	130	18

CFI 97

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.20	$16.33	$14.62	$14.44	$13.07	$11.15	$14.67	$13.94	$12.94	$12.53
Value at end of period	$19.30	$18.20	$16.33	$14.62	$14.44	$13.07	$11.15	$14.67	$13.94	$12.94
Number of accumulation units outstanding at end of period	8,017	9,466	9,959	8,223	10,139	14,706	17,011	21,102	18,284	16,926
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.52	$13.57	$11.86	$12.29	$10.93	$8.77	$13.80	$13.21	$11.73	$11.11
Value at end of period	$17.50	$16.52	$13.57	$11.86	$12.29	$10.93	$8.77	$13.80	$13.21	$11.73
Number of accumulation units outstanding at end of period	43,815	44,872	51,153	62,217	76,325	93,456	90,646	43,752	58,054	49,372
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.97	$14.63	$12.95	$13.10	$11.76	$9.70	$14.03	$13.38	$12.10	$11.62
Value at end of period	$18.00	$16.97	$14.63	$12.95	$13.10	$11.76	$9.70	$14.03	$13.38	$12.10
Number of accumulation units outstanding at end of period	195,997	212,874	225,346	254,296	275,953	291,512	311,074	31,364	41,633	36,576
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.14	$12.52	$12.13	$11.37	$10.77	$10.23	$9.64
Value at end of period	$12.76	$12.14	$12.52	$12.13	$11.37	$10.77	$10.23
Number of accumulation units outstanding at end of period	17,356	15,455	20,445	21,389	21,361	24,372	2,256
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$27.34	$20.93	$18.09	$18.78	$15.48	$11.47	$15.70	$16.26	$14.16	$13.21
Value at end of period	$30.58	$27.34	$20.93	$18.09	$18.78	$15.48	$11.47	$15.70	$16.26	$14.16
Number of accumulation units outstanding at end of period	6,251	4,629	7,194	7,643	7,046	3,323	1,742	2,421	15,311	15,175
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.43	$22.76	$19.12	$18.81	$14.95	$11.12	$19.03	$18.04	$15.74	$14.74
Value at end of period	$32.61	$31.43	$22.76	$19.12	$18.81	$14.95	$11.12	$19.03	$18.04	$15.74
Number of accumulation units outstanding at end of period	72,385	91,656	65,726	64,842	58,170	50,736	37,115	13,143	9,600	5,762
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.64	$12.23	$9.75	$10.34	$8.93	$6.72	$9.74
Value at end of period	$14.34	$12.64	$12.23	$9.75	$10.34	$8.93	$6.72
Number of accumulation units outstanding at end of period	150,790	113,762	109,681	49,576	62,989	57,102	43,651
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.50	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36	$10.05
Value at end of period	$17.44	$13.50	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36
Number of accumulation units outstanding at end of period	50,070	45,939	43,433	37,548	30,991	22,752	15,437	5,402	6,699
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$27.42	$20.47	$18.33	$19.34	$17.35	$13.26	$21.93	$21.17	$18.70	$18.10
Value at end of period	$30.77	$27.42	$20.47	$18.33	$19.34	$17.35	$13.26	$21.93	$21.17	$18.70
Number of accumulation units outstanding at end of period	3,564	2,090	2,042	4,596	6,863	5,922	6,105	2,921	1,901	885
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.05	$11.53	$10.15	$10.49	$8.42	$6.79	$10.36	$10.11	$9.45
Value at end of period	$16.66	$16.05	$11.53	$10.15	$10.49	$8.42	$6.79	$10.36	$10.11
Number of accumulation units outstanding at end of period	9,488	9,826	7,822	7,221	6,310	5,609	882	475	215
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$21.99	$16.25	$14.26	$16.10	$12.61	$9.11	$15.05	$13.22	$11.88	$11.44
Value at end of period	$23.18	$21.99	$16.25	$14.26	$16.10	$12.61	$9.11	$15.05	$13.22	$11.88
Number of accumulation units outstanding at end of period	24,296	24,035	25,852	26,696	27,716	17,784	4,421	2,203	236	640
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.54	$15.30	$12.96	$13.31	$11.63	$9.10	$14.40	$14.82	$12.86	$12.50
Value at end of period	$22.29	$20.54	$15.30	$12.96	$13.31	$11.63	$9.10	$14.40	$14.82	$12.86
Number of accumulation units outstanding at end of period	23,558	23,376	24,150	26,358	32,141	34,921	32,182	14,948	12,799	16,863

CFI 98

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.67	$14.64	$13.05	$13.27	$11.54	$9.74	$12.78	$12.05	$11.12	$10.17
Value at end of period	$19.15	$17.67	$14.64	$13.05	$13.27	$11.54	$9.74	$12.78	$12.05	$11.12
Number of accumulation units outstanding at end of period	108,880	119,192	142,927	131,160	170,068	180,677	185,525	854,673	901,737	157,585
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.92	$13.46	$11.81	$12.14	$10.85	$8.80	$13.06	$12.80	$11.37
Value at end of period	$19.62	$17.92	$13.46	$11.81	$12.14	$10.85	$8.80	$13.06	$12.80
Number of accumulation units outstanding at end of period	41,175	26,686	24,002	23,827	19,797	15,420	6,060	1,404	164
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2005)
Value at beginning of period	$22.37	$23.86	$20.14	$24.78	$20.71	$12.14	$25.05	$18.19	$13.47	$11.59
Value at end of period	$22.45	$22.37	$23.86	$20.14	$24.78	$20.71	$12.14	$25.05	$18.19	$13.47
Number of accumulation units outstanding at end of period	13,646	12,878	17,562	19,438	13,115	9,734	7,316	7,775	4,757	1,241
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.26	$22.36	$18.74	$18.50	$15.13	$12.11	$18.18	$17.87	$15.42	$14.29
Value at end of period	$33.46	$29.26	$22.36	$18.74	$18.50	$15.13	$12.11	$18.18	$17.87	$15.42
Number of accumulation units outstanding at end of period	44,860	38,443	17,390	12,623	12,580	24,186	21,652	14,566	24,895	6,592
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$22.90	$16.57	$14.04	$14.31	$11.35	$8.97	$12.87	$13.16	$12.86
Value at end of period	$24.68	$22.90	$16.57	$14.04	$14.31	$11.35	$8.97	$12.87	$13.16
Number of accumulation units outstanding at end of period	13,719	14,570	2,091	1,773	1,815	686	583	452	179
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.06	$15.33	$13.11	$14.35	$12.43	$8.65	$14.58	$14.26	$12.18	$10.13
Value at end of period	$20.41	$20.06	$15.33	$13.11	$14.35	$12.43	$8.65	$14.58	$14.26	$12.18
Number of accumulation units outstanding at end of period	250,665	259,825	294,196	300,439	328,988	329,300	334,132	680,701	710,322	208,526
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$19.75	$17.67	$15.29	$15.49	$13.09	$7.88	$11.22	$11.35
Value at end of period	$19.71	$19.75	$17.67	$15.29	$15.49	$13.09	$7.88	$11.22
Number of accumulation units outstanding at end of period	35,914	24,143	7,182	5,889	7,527	7,794	701	315
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$19.94	$16.41	$14.41	$14.09	$12.42	$9.37	$13.00	$12.52	$11.18
Value at end of period	$22.25	$19.94	$16.41	$14.41	$14.09	$12.42	$9.37	$13.00	$12.52
Number of accumulation units outstanding at end of period	525,955	455,531	435,345	440,395	395,719	371,807	246,391	19,136	4,340
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.92	$16.30	$14.12	$14.74	$11.25	$7.92	$14.01	$12.11	$11.50	$9.94
Value at end of period	$23.77	$21.92	$16.30	$14.12	$14.74	$11.25	$7.92	$14.01	$12.11	$11.50
Number of accumulation units outstanding at end of period	95,162	93,799	108,419	139,302	185,641	215,175	209,938	183,461	252,603	170,085
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.14	$19.48	$16.71	$16.95	$14.83	$11.93	$18.66	$18.20	$15.37	$14.87
Value at end of period	$26.86	$25.14	$19.48	$16.71	$16.95	$14.83	$11.93	$18.66	$18.20	$15.37
Number of accumulation units outstanding at end of period	39,783	35,175	28,953	30,629	28,142	23,200	13,398	12,960	9,179	10,755
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$25.81	$18.63	$15.76	$16.02	$13.78	$9.69	$16.87	$15.43	$13.69	$12.97
Value at end of period	$27.90	$25.81	$18.63	$15.76	$16.02	$13.78	$9.69	$16.87	$15.43	$13.69
Number of accumulation units outstanding at end of period	107,057	112,533	117,627	97,093	107,872	92,519	82,227	93,735	120,195	106,399

CFI 99

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.81	$14.79	$12.52	$14.36	$12.69	$9.28	$18.47	$15.40	$14.92
Value at end of period	$16.54	$16.81	$14.79	$12.52	$14.36	$12.69	$9.28	$18.47	$15.40
Number of accumulation units outstanding at end of period	670	665	665	267	466	467	4,315	191	1,608
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.13	$9.30	$7.87	$8.99	$8.30	$6.32	$10.20
Value at end of period	$10.34	$11.13	$9.30	$7.87	$8.99	$8.30	$6.32
Number of accumulation units outstanding at end of period	75,317	73,382	69,756	63,550	74,126	71,936	73,810
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.12	$10.87	$8.98	$9.57	$8.93	$6.79	$11.32	$10.85
Value at end of period	$13.65	$14.12	$10.87	$8.98	$9.57	$8.93	$6.79	$11.32
Number of accumulation units outstanding at end of period	842	842	0	1,265	1,132	686	369	191
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.17	$10.82	$8.95	$10.54	$8.48	$5.70	$10.53	$10.40
Value at end of period	$12.52	$13.17	$10.82	$8.95	$10.54	$8.48	$5.70	$10.53
Number of accumulation units outstanding at end of period	3,994	2,905	3,182	7,147	6,239	7,545	5,342	2,662
WANGER SELECT
(Funds were first received in this option during April 2006)
Value at beginning of period	$22.19	$16.58	$14.07	$17.19	$13.66	$8.26	$16.31	$14.99	$13.45
Value at end of period	$22.76	$22.19	$16.58	$14.07	$17.19	$13.66	$8.26	$16.31	$14.99
Number of accumulation units outstanding at end of period	83,823	73,801	79,198	100,432	99,456	97,753	77,282	12,637	1,620
WANGER USA
Value at beginning of period	$22.94	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80	$12.87	$11.63
Value at end of period	$23.91	$22.94	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80	$12.87
Number of accumulation units outstanding at end of period	5,514	3,100	3,505	7,472	11,135	21,192	18,327	16,674	14,278	1,956
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.76	$14.31	$12.79	$12.02	$10.67	$9.01	$13.56	$13.12	$11.18	$10.87
Value at end of period	$20.74	$18.76	$14.31	$12.79	$12.02	$10.67	$9.01	$13.56	$13.12	$11.18
Number of accumulation units outstanding at end of period	30,716	21,244	26,234	31,598	46,913	44,349	36,209	30,945	6,866	9,955
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$36.64	$26.68	$23.65	$24.30	$19.93	$15.43	$22.74	$24.88	$20.60	$18.76
Value at end of period	$39.12	$36.64	$26.68	$23.65	$24.30	$19.93	$15.43	$22.74	$24.88	$20.60
Number of accumulation units outstanding at end of period	2,360	1,835	2,745	12,049	13,332	20,871	19,571	20,435	9,643	1,164

TABLE 13

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES THAT CHANGED TO 0.55% EFFECTIVE DECEMBER 16, 2003 (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$16.39	$13.97	$12.71	$12.22	$10.96	$8.80	$12.88	$12.60	$11.65	$11.09
Value at end of period	$17.86	$16.39	$13.97	$12.71	$12.22	$10.96	$8.80	$12.88	$12.60	$11.65
Number of accumulation units outstanding at end of period	5,816	4,115	2,856	3,541	578	558	534	532	3,679	5,986

CFI 100

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.31	$20.15	$17.41	$17.96	$15.40	$11.41	$19.96	$17.07	$15.36	$13.21
Value at end of period	$29.29	$26.31	$20.15	$17.41	$17.96	$15.40	$11.41	$19.96	$17.07	$15.36
Number of accumulation units outstanding at end of period	45,803	44,364	47,317	50,659	57,118	57,079	59,293	65,378	119,283	106,278
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$18.83	$14.78	$12.67	$12.62	$11.02	$8.51	$14.92	$14.77	$12.36	$11.74
Value at end of period	$20.36	$18.83	$14.78	$12.67	$12.62	$11.02	$8.51	$14.92	$14.77	$12.36
Number of accumulation units outstanding at end of period	25,461	26,246	25,071	31,707	33,852	33,424	33,843	36,708	68,536	78,723
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.16	$12.66	$11.10	$11.13	$9.02	$7.07	$13.45	$10.65	$10.02	$9.53
Value at end of period	$18.99	$17.16	$12.66	$11.10	$11.13	$9.02	$7.07	$13.45	$10.65	$10.02
Number of accumulation units outstanding at end of period	41,603	44,650	42,130	43,031	43,997	45,095	41,426	46,143	90,967	89,225
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.20	$15.57	$12.97	$15.74	$13.99	$11.12	$19.90	$17.05	$14.52	$12.27
Value at end of period	$18.46	$20.20	$15.57	$12.97	$15.74	$13.99	$11.12	$19.90	$17.05	$14.52
Number of accumulation units outstanding at end of period	2,099	3,123	2,156	2,204	2,005	2,604	4,458	5,700	14,395	9,319
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.34	$36.12	$37.19
Value at end of period	$54.29	$50.34	$36.12
Number of accumulation units outstanding at end of period	43	523	185
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.43	$15.89	$14.03	$14.12	$12.96	$10.16	$14.62	$13.60	$11.71	$11.18
Value at end of period	$21.97	$20.43	$15.89	$14.03	$14.12	$12.96	$10.16	$14.62	$13.60	$11.71
Number of accumulation units outstanding at end of period	519	1,126	1,128	3,998	1,213	1,470	1,679	1,755	5,492	3,091
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.05	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47	$10.74	$10.08
Value at end of period	$17.60	$16.05	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47	$10.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	88
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2006)
Value at beginning of period	$83.67	$77.64	$64.60	$79.31	$62.80	$34.75	$67.23	$50.50	$43.28
Value at end of period	$79.21	$83.67	$77.64	$64.60	$79.31	$62.80	$34.75	$67.23	$50.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	140
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during May 2006)
Value at beginning of period	$20.52	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62	$13.19
Value at end of period	$22.30	$20.52	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	58
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.23	$14.85	$13.14	$13.39	$11.80	$9.95	$13.91	$13.25	$12.11	$11.68
Value at end of period	$18.21	$17.23	$14.85	$13.14	$13.39	$11.80	$9.95	$13.91	$13.25	$12.11
Number of accumulation units outstanding at end of period	11,810	13,621	17,666	18,475	21,191	21,940	23,631	36,125	79,825	87,003
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.53	$15.22	$14.18	$13.75	$11.93	$9.87	$11.74	$10.86	$10.07	$9.89
Value at end of period	$14.51	$14.53	$15.22	$14.18	$13.75	$11.93	$9.87	$11.74	$10.86	$10.07
Number of accumulation units outstanding at end of period	11,065	10,447	10,102	8,779	9,926	10,193	13,868	18,166	39,657	31,154
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.99	$11.50	$11.90	$13.17	$10.89	$7.96	$13.57	$9.69
Value at end of period	$11.40	$12.99	$11.50	$11.90	$13.17	$10.89	$7.96	$13.57
Number of accumulation units outstanding at end of period	7,315	7,040	8,928	15,348	13,964	14,245	18,968	8,284

CFI 101

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.23	$13.26	$11.52	$11.61	$10.23	$7.90	$12.73	$11.92	$10.49	$9.76
Value at end of period	$18.97	$17.23	$13.26	$11.52	$11.61	$10.23	$7.90	$12.73	$11.92	$10.49
Number of accumulation units outstanding at end of period	146,776	154,901	140,203	160,471	173,498	165,930	177,933	201,083	405,587	426,795
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$17.32	$13.10	$11.51	$11.59	$10.22	$8.34	$13.36	$12.79	$11.22	$10.71
Value at end of period	$19.61	$17.32	$13.10	$11.51	$11.59	$10.22	$8.34	$13.36	$12.79	$11.22
Number of accumulation units outstanding at end of period	49,580	50,722	48,993	44,668	63,888	74,113	79,689	85,230	153,886	153,542
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.21	$19.59	$16.73	$17.02	$14.04	$10.72	$17.26	$16.45	$15.12	$13.68
Value at end of period	$28.56	$26.21	$19.59	$16.73	$17.02	$14.04	$10.72	$17.26	$16.45	$15.12
Number of accumulation units outstanding at end of period	33,495	33,168	33,249	33,027	34,799	35,909	32,771	37,656	102,804	102,137
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.03	$18.34	$16.41	$16.62	$13.61	$10.96	$16.59	$17.79	$15.71	$14.68
Value at end of period	$27.29	$26.03	$18.34	$16.41	$16.62	$13.61	$10.96	$16.59	$17.79	$15.71
Number of accumulation units outstanding at end of period	15,560	16,059	16,046	15,774	16,596	15,040	15,285	15,608	35,044	34,393
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.42	$17.54	$16.12	$15.07	$13.80	$12.44	$13.66	$12.96	$12.52	$12.21
Value at end of period	$18.48	$17.42	$17.54	$16.12	$15.07	$13.80	$12.44	$13.66	$12.96	$12.52
Number of accumulation units outstanding at end of period	20,180	19,506	25,450	26,097	25,822	33,930	42,348	43,699	68,029	81,811
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.10	$8.36	$7.08	$8.11	$7.56	$6.94
Value at end of period	$9.45	$10.10	$8.36	$7.08	$8.11	$7.56
Number of accumulation units outstanding at end of period	3,523	4,229	3,448	3,496	3,278	3,684
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.87	$12.19	$10.38	$10.32
Value at end of period	$17.94	$15.87	$12.19	$10.38
Number of accumulation units outstanding at end of period	43,713	35,751	35,577	36,937
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$28.47	$23.71
Value at end of period	$30.81	$28.47
Number of accumulation units outstanding at end of period	3,839	3,335
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.62	$11.69	$11.75	$11.81	$11.85	$11.87	$11.63	$11.12	$10.66	$10.41
Value at end of period	$11.56	$11.62	$11.69	$11.75	$11.81	$11.85	$11.87	$11.63	$11.12	$10.66
Number of accumulation units outstanding at end of period	3,781	3,782	15,090	9,934	18,612	38,913	18,681	48,791	26,619	11,479
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$27.23	$19.87	$17.45	$17.99	$14.55	$11.47	$16.72	$15.88	$13.67	$12.46
Value at end of period	$28.85	$27.23	$19.87	$17.45	$17.99	$14.55	$11.47	$16.72	$15.88	$13.67
Number of accumulation units outstanding at end of period	14,938	15,789	15,428	15,447	19,021	18,035	21,547	19,185	34,638	32,500
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.30	$13.18	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82	$10.80
Value at end of period	$15.04	$14.30	$13.18	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	0	546	501	402	331	405	289	5,463	12,038
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.95	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27	$11.15
Value at end of period	$15.70	$14.95	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	2,736	1,814	1,486	1,211	937	678	449	250	13,235

CFI 102

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$15.65	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62	$11.27
Value at end of period	$16.45	$15.65	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	4,892	8,608	7,953	6,866	5,814	5,022	6,413	5,302	1,714
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$16.04	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96	$11.71
Value at end of period	$16.93	$16.04	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	20,335	19,300	18,171	16,804	15,481	13,924	11,959	10,654	195
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$15.41	$12.55	$11.60
Value at end of period	$16.29	$15.41	$12.55
Number of accumulation units outstanding at end of period	378	127	16
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.12	$13.27	$12.70
Value at end of period	$14.85	$14.12	$13.27
Number of accumulation units outstanding at end of period	0	0	1
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$16.76	$15.03	$13.46	$13.29	$12.04	$10.27	$13.51	$12.84	$11.91	$11.53
Value at end of period	$17.77	$16.76	$15.03	$13.46	$13.29	$12.04	$10.27	$13.51	$12.84	$11.91
Number of accumulation units outstanding at end of period	7,624	7,561	7,563	6,787	8,802	6,310	6,207	5,289	6,007	5,749
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$17.20	$14.13	$12.35	$12.80	$11.38	$9.14	$14.37	$13.75	$12.22	$11.57
Value at end of period	$18.23	$17.20	$14.13	$12.35	$12.80	$11.38	$9.14	$14.37	$13.75	$12.22
Number of accumulation units outstanding at end of period	10,949	10,648	10,339	9,565	9,033	7,943	7,566	7,898	20,364	8,320
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.88	$14.56	$12.89	$13.03	$11.70	$9.65	$13.96	$13.31	$12.04	$11.56
Value at end of period	$17.91	$16.88	$14.56	$12.89	$13.03	$11.70	$9.65	$13.96	$13.31	$12.04
Number of accumulation units outstanding at end of period	4,582	5,409	5,458	5,071	5,120	5,772	5,914	5,957	8,875	8,368
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.50	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36	$11.62
Value at end of period	$17.44	$13.50	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	15
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.67	$14.22	$12.68	$12.89	$11.54	$9.46	$12.41	$12.05	$10.75	$9.99
Value at end of period	$19.15	$17.67	$14.22	$12.68	$12.89	$11.54	$9.46	$12.41	$12.05	$10.75
Number of accumulation units outstanding at end of period	26,126	27,206	27,552	26,293	30,283	31,412	37,121	55,146	110,104	106,096
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.38	$15.33	$12.67	$13.87	$12.01	$8.65	$14.58	$13.75	$11.72	$10.02
Value at end of period	$19.72	$19.38	$15.33	$12.67	$13.87	$12.01	$8.65	$14.58	$13.75	$11.72
Number of accumulation units outstanding at end of period	61,738	62,003	63,959	72,289	70,498	71,028	72,337	86,061	188,203	191,327
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.37	$15.90	$13.76	$14.37	$11.25	$7.72	$13.66	$12.11	$11.16	$9.94
Value at end of period	$23.77	$21.37	$15.90	$13.76	$14.37	$11.25	$7.72	$13.66	$12.11	$11.16
Number of accumulation units outstanding at end of period	44,760	48,378	52,081	61,797	64,967	71,671	71,144	82,810	219,789	217,039

CFI 103

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2005)
Value at beginning of period	$23.68	$18.35	$15.74	$15.97	$13.97	$11.24	$17.58	$17.15	$14.48	$14.08
Value at end of period	$25.30	$23.68	$18.35	$15.74	$15.97	$13.97	$11.24	$17.58	$17.15	$14.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	9	5
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$22.58	$16.31	$13.79	$14.02	$12.06	$8.48	$14.76	$13.50	$11.98	$11.35
Value at end of period	$24.41	$22.58	$16.31	$13.79	$14.02	$12.06	$8.48	$14.76	$13.50	$11.98
Number of accumulation units outstanding at end of period	15,478	14,682	13,196	13,415	13,481	12,008	10,647	11,044	33,622	36,029
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.13	$9.30	$7.87	$8.99	$8.30	$6.32	$10.20
Value at end of period	$10.34	$11.13	$9.30	$7.87	$8.99	$8.30	$6.32
Number of accumulation units outstanding at end of period	19,218	21,079	21,667	22,034	21,657	22,785	26,651
WANGER USA
(Funds were first received in this option during October 2006)
Value at beginning of period	$22.94	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80	$13.34
Value at end of period	$23.91	$22.94	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	13

TABLE 14
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during September 2010)
Value at beginning of period	$20.41	$15.24	$13.35	$14.17	$12.40
Value at end of period	$21.26	$20.41	$15.24	$13.35	$14.17
Number of accumulation units outstanding at end of period	592	439	113	71	30
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.66	$12.01	$10.86	$11.14	$9.67	$9.54
Value at end of period	$16.62	$14.66	$12.01	$10.86	$11.14	$9.67
Number of accumulation units outstanding at end of period	9,202	9,740	14,245	6,114	4,017	811
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.81	$12.26	$11.25	$11.10	$11.01
Value at end of period	$17.15	$15.81	$12.26	$11.25	$11.10
Number of accumulation units outstanding at end of period	2,935	3,401	8,172	10,380	3,094
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.12	$13.41	$12.65	$11.26	$10.74	$10.50
Value at end of period	$12.37	$12.12	$13.41	$12.65	$11.26	$10.74
Number of accumulation units outstanding at end of period	13,336	12,135	18,786	5,163	172	20

CFI 104

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2010)
Value at beginning of period	$26.51	$18.43	$15.41	$17.49	$17.20
Value at end of period	$29.24	$26.51	$18.43	$15.41	$17.49
Number of accumulation units outstanding at end of period	1,672	1,431	891	691	691
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.12	$9.74	$7.81	$8.47	$8.05	$5.67
Value at end of period	$11.93	$12.12	$9.74	$7.81	$8.47	$8.05
Number of accumulation units outstanding at end of period	8,652	8,478	20,816	4,374	3,884	4,079
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during December 2010)
Value at beginning of period	$18.17	$12.65	$10.93	$11.76	$11.69
Value at end of period	$19.81	$18.17	$12.65	$10.93	$11.76
Number of accumulation units outstanding at end of period	2,607	1,777	2,514	2,692	469
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during September 2009)
Value at beginning of period	$23.28	$17.57	$15.62	$15.80	$12.65	$12.08
Value at end of period	$24.63	$23.28	$17.57	$15.62	$15.80	$12.65
Number of accumulation units outstanding at end of period	909	870	338	455	210	10
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.44	$14.87	$13.54	$13.02	$11.69	$9.39	$13.75	$13.46	$12.45	$11.85
Value at end of period	$19.00	$17.44	$14.87	$13.54	$13.02	$11.69	$9.39	$13.75	$13.46	$12.45
Number of accumulation units outstanding at end of period	4,845	17,535	8,148	6,932	7,590	4,895	17,133	22,592	8,537	4,758
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.19	$10.92	$10.28
Value at end of period	$14.48	$11.19	$10.92
Number of accumulation units outstanding at end of period	1,022	1,244	181
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.71	$9.78	$8.55	$9.07	$7.84	$6.20	$8.48
Value at end of period	$14.12	$12.71	$9.78	$8.55	$9.07	$7.84	$6.20
Number of accumulation units outstanding at end of period	26,716	26,702	23,618	52	0	0	62
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.52	$10.81	$9.33	$9.81	$8.03	$6.11	$6.08
Value at end of period	$16.16	$14.52	$10.81	$9.33	$9.81	$8.03	$6.11
Number of accumulation units outstanding at end of period	7,283	4,777	4,159	403	0	648	82
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$12.08	$11.17
Value at end of period	$12.66	$12.08
Number of accumulation units outstanding at end of period	515	133
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$21.39	$17.91	$15.11	$17.60	$16.18	$11.70	$19.80	$16.76	$13.84	$11.50
Value at end of period	$20.70	$21.39	$17.91	$15.11	$17.60	$16.18	$11.70	$19.80	$16.76	$13.84
Number of accumulation units outstanding at end of period	91,913	111,574	92,772	58,722	46,705	35,174	48,805	42,629	30,646	4,677
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.02	$23.01	$19.88	$20.52	$17.61	$13.05	$22.85	$19.55	$17.60	$15.14
Value at end of period	$33.41	$30.02	$23.01	$19.88	$20.52	$17.61	$13.05	$22.85	$19.55	$17.60
Number of accumulation units outstanding at end of period	91,444	139,076	119,951	2,964,998	3,084,650	214,023	275,711	217,169	383,019	270,004

CFI 105

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.30	$15.94	$13.67	$13.62	$11.90	$9.19	$16.12	$15.98	$13.37	$12.71
Value at end of period	$21.94	$20.30	$15.94	$13.67	$13.62	$11.90	$9.19	$16.12	$15.98	$13.37
Number of accumulation units outstanding at end of period	25,801	66,500	48,496	62,119	74,752	75,945	83,733	172,172	272,073	149,572
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.34	$15.01	$13.17	$13.22	$10.71	$8.40	$15.99	$12.67	$11.93	$11.35
Value at end of period	$22.51	$20.34	$15.01	$13.17	$13.22	$10.71	$8.40	$15.99	$12.67	$11.93
Number of accumulation units outstanding at end of period	75,914	183,297	131,669	135,068	171,423	166,798	222,467	277,105	358,554	240,015
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.63	$13.59	$11.33	$13.76	$12.23	$9.73	$17.41	$14.93	$12.72	$12.09
Value at end of period	$16.11	$17.63	$13.59	$11.33	$13.76	$12.23	$9.73	$17.41	$14.93	$12.72
Number of accumulation units outstanding at end of period	5,333	50,715	9,765	12,226	12,641	5,010	8,353	23,873	40,984	23,641
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$30.48	$22.51	$19.13	$19.99	$15.69	$12.22	$18.35	$18.91	$16.26	$15.04
Value at end of period	$30.47	$30.48	$22.51	$19.13	$19.99	$15.69	$12.22	$18.35	$18.91	$16.26
Number of accumulation units outstanding at end of period	15,384	27,386	19,365	48,892	34,310	41,203	39,970	71,611	94,815	55,654
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.64	$10.44	$8.97	$9.20	$8.12	$6.12	$8.99
Value at end of period	$14.77	$13.64	$10.44	$8.97	$9.20	$8.12	$6.12
Number of accumulation units outstanding at end of period	23,238	48,643	50,325	32,868	27,297	27,145	3,605
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$18.09	$14.09	$12.84	$13.77	$12.32	$12.02
Value at end of period	$18.79	$18.09	$14.09	$12.84	$13.77	$12.32
Number of accumulation units outstanding at end of period	238	186	869	95	1,005	83
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.30	$36.11	$37.18
Value at end of period	$54.22	$50.30	$36.11
Number of accumulation units outstanding at end of period	1,064	1,059	3,247
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.67	$12.20	$10.78	$10.85	$9.96	$7.81	$11.25	$10.47	$9.02	$8.62
Value at end of period	$16.85	$15.67	$12.20	$10.78	$10.85	$9.96	$7.81	$11.25	$10.47	$9.02
Number of accumulation units outstanding at end of period	15,589	15,717	18,488	18,172	23,181	29,996	41,183	52,059	97,804	66,449
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2007)
Value at beginning of period	$23.09	$23.26	$21.60	$20.36	$18.97	$16.85	$15.99	$15.10
Value at end of period	$24.09	$23.09	$23.26	$21.60	$20.36	$18.97	$16.85	$15.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3	47
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.66	$8.84	$8.44	$9.02	$7.37	$5.38
Value at end of period	$13.20	$11.66	$8.84	$8.44	$9.02	$7.37
Number of accumulation units outstanding at end of period	0	3,045	3,930	3,317	4,680	6,123
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$17.26	$12.81	$11.10	$11.38	$9.17	$5.97
Value at end of period	$18.03	$17.26	$12.81	$11.10	$11.38	$9.17
Number of accumulation units outstanding at end of period	3,010	8,793	8,261	6,595	7,129	5,343
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.52	$15.84	$13.91	$14.58	$11.69	$9.29	$15.41	$15.42	$13.82	$12.85
Value at end of period	$22.75	$20.52	$15.84	$13.91	$14.58	$11.69	$9.29	$15.41	$15.42	$13.82
Number of accumulation units outstanding at end of period	5,700	13,541	10,448	1,013,190	837,019	17,082	19,908	48,286	85,412	55,618

CFI 106

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during June 2014)
Value at beginning of period	$10.05
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	2,315
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.98	$11.66	$10.58	$10.98	$9.01	$6.96	$11.46	$11.07
Value at end of period	$17.52	$15.98	$11.66	$10.58	$10.98	$9.01	$6.96	$11.46
Number of accumulation units outstanding at end of period	22,885	31,882	30,996	26,249	3,506	350	17	229
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.68	$17.99	$14.99	$16.32	$14.57	$10.66	$17.26	$14.98	$12.57	$11.03
Value at end of period	$23.26	$22.68	$17.99	$14.99	$16.32	$14.57	$10.66	$17.26	$14.98	$12.57
Number of accumulation units outstanding at end of period	34,264	39,467	39,664	22,868	16,968	13,643	28,949	29,052	15,664	5,661
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$85.44	$79.33	$66.04	$81.12	$64.26	$35.57	$68.86	$51.76	$41.59	$29.63
Value at end of period	$80.85	$85.44	$79.33	$66.04	$81.12	$64.26	$35.57	$68.86	$51.76	$41.59
Number of accumulation units outstanding at end of period	14,173	15,329	15,345	16,735	14,272	12,580	11,153	15,299	18,907	5,157
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$35.01	$27.66	$22.95	$25.18	$21.84	$15.72	$26.44	$25.02	$21.86	$18.82
Value at end of period	$35.60	$35.01	$27.66	$22.95	$25.18	$21.84	$15.72	$26.44	$25.02	$21.86
Number of accumulation units outstanding at end of period	0	0	0	0	19	19	21	68	5	0
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.49	$22.66	$20.08	$20.03	$17.52	$14.84	$17.40	$15.95
Value at end of period	$22.99	$22.49	$22.66	$20.08	$20.03	$17.52	$14.84	$17.40
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3	44
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$21.84	$15.58	$13.28	$13.67	$11.14	$8.17	$13.22	$13.46	$11.78	$10.13
Value at end of period	$24.30	$21.84	$15.58	$13.28	$13.67	$11.14	$8.17	$13.22	$13.46	$11.78
Number of accumulation units outstanding at end of period	2,826	3,023	2,076	1,738	2,009	726	1,958	1,996	3,743	1,918
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.72	$13.59	$12.29	$12.59	$11.32	$9.39	$13.63	$12.53	$11.39	$10.83
Value at end of period	$16.88	$15.72	$13.59	$12.29	$12.59	$11.32	$9.39	$13.63	$12.53	$11.39
Number of accumulation units outstanding at end of period	8,289	18,028	7,936	3,572	7,066	5,443	9,700	5,380	2,942	2,316
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.31	$16.96	$15.69	$14.14	$13.16	$11.18	$12.10	$11.01	$10.99	$10.83
Value at end of period	$15.69	$15.31	$16.96	$15.69	$14.14	$13.16	$11.18	$12.10	$11.01	$10.99
Number of accumulation units outstanding at end of period	36,720	56,114	65,679	44,198	37,557	23,083	16,697	6,118	5,071	562
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.77	$9.00	$8.09	$10.62	$9.22	$5.31	$12.78	$11.08
Value at end of period	$7.62	$8.77	$9.00	$8.09	$10.62	$9.22	$5.31	$12.78
Number of accumulation units outstanding at end of period	4,333	6,329	7,220	5,449	8,850	6,514	3,485	2,632
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.55	$16.66	$14.44	$14.77	$12.59	$7.89	$12.29	$11.68	$10.83	$10.38
Value at end of period	$18.46	$18.55	$16.66	$14.44	$14.77	$12.59	$7.89	$12.29	$11.68	$10.83
Number of accumulation units outstanding at end of period	9,436	12,326	12,767	30,479	24,391	24,981	37,620	40,436	31,076	802

CFI 107

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.78	$10.72	$8.84	$10.38	$8.35	$4.76
Value at end of period	$13.95	$13.78	$10.72	$8.84	$10.38	$8.35
Number of accumulation units outstanding at end of period	16,646	23,736	22,167	19,215	17,921	9,844
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$33.29	$32.76	$28.46	$29.33	$26.18	$22.16	$20.98	$19.04	$16.88	$17.52
Value at end of period	$33.61	$33.29	$32.76	$28.46	$29.33	$26.18	$22.16	$20.98	$19.04	$16.88
Number of accumulation units outstanding at end of period	43,426	45,775	59,175	48,192	40,232	34,294	33,866	23,866	13,418	3,654
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.54	$11.84	$11.25	$10.63	$9.97	$8.73	$9.06
Value at end of period	$12.11	$11.54	$11.84	$11.25	$10.63	$9.97	$8.73
Number of accumulation units outstanding at end of period	21,924	17,297	14,353	2,364	2,586	1,844	357
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$20.42	$15.35	$12.81	$13.55	$12.14	$9.08	$14.99	$13.60	$12.34	$10.86
Value at end of period	$22.18	$20.42	$15.35	$12.81	$13.55	$12.14	$9.08	$14.99	$13.60	$12.34
Number of accumulation units outstanding at end of period	186,473	197,186	186,876	121,179	92,273	73,915	100,071	157,459	122,430	29,025
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$3.70	$7.67	$8.77	$10.39
Value at end of period	$3.37	$3.70	$7.67	$8.77
Number of accumulation units outstanding at end of period	6,569	3,608	2,206	999
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.79	$17.21	$16.05	$15.64	$14.63	$13.07	$13.17	$12.11	$11.72	$11.55
Value at end of period	$17.55	$16.79	$17.21	$16.05	$15.64	$14.63	$13.07	$13.17	$12.11	$11.72
Number of accumulation units outstanding at end of period	59,328	159,266	151,017	125,819	108,093	96,815	54,887	36,371	46,474	37,045
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.06	$16.43	$14.54	$14.83	$13.07	$11.03	$15.43	$14.70	$13.45	$12.98
Value at end of period	$20.12	$19.06	$16.43	$14.54	$14.83	$13.07	$11.03	$15.43	$14.70	$13.45
Number of accumulation units outstanding at end of period	85,974	107,258	143,895	597,025	577,301	195,593	243,823	309,890	465,727	386,523
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.61	$15.16	$14.27	$13.85	$12.02	$9.95	$11.73	$10.85	$10.17	$10.03
Value at end of period	$14.44	$14.61	$15.16	$14.27	$13.85	$12.02	$9.95	$11.73	$10.85	$10.17
Number of accumulation units outstanding at end of period	27,942	91,500	52,617	57,058	73,001	77,956	90,415	96,452	122,436	81,732
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$10.05
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	191
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.94	$11.46	$11.87	$13.14	$10.87	$7.95	$13.56	$9.69
Value at end of period	$11.35	$12.94	$11.46	$11.87	$13.14	$10.87	$7.95	$13.56
Number of accumulation units outstanding at end of period	25,487	37,127	44,787	38,056	45,194	35,739	60,759	44,806
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$15.04	$11.58	$10.06	$10.15	$8.94	$6.91	$11.14	$10.44	$9.20	$8.55
Value at end of period	$16.55	$15.04	$11.58	$10.06	$10.15	$8.94	$6.91	$11.14	$10.44	$9.20
Number of accumulation units outstanding at end of period	314,463	346,597	334,106	425,911	532,361	524,546	664,656	721,454	1,860,531	1,635,914

CFI 108

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.70	$17.81	$15.71	$15.14	$13.33	$8.98	$11.66	$11.40	$10.53	$10.31
Value at end of period	$18.80	$18.70	$17.81	$15.71	$15.14	$13.33	$8.98	$11.66	$11.40	$10.53
Number of accumulation units outstanding at end of period	16,737	29,712	26,303	18,758	19,845	15,911	4,155	2,590	4,769	2,470
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$18.68	$14.14	$12.43	$12.51	$11.04	$9.02	$14.45	$13.84	$12.15	$11.60
Value at end of period	$21.14	$18.68	$14.14	$12.43	$12.51	$11.04	$9.02	$14.45	$13.84	$12.15
Number of accumulation units outstanding at end of period	53,472	61,105	82,588	102,712	118,345	134,364	164,902	173,623	380,672	295,687
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.33	$28.65	$24.49	$24.93	$20.57	$15.71	$25.31	$24.14	$22.19	$20.08
Value at end of period	$41.74	$38.33	$28.65	$24.49	$24.93	$20.57	$15.71	$25.31	$24.14	$22.19
Number of accumulation units outstanding at end of period	23,824	55,123	40,175	1,029,153	1,039,992	49,477	60,818	84,389	136,775	123,316
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.18	$19.87	$17.78	$18.02	$14.76	$11.89	$18.01	$19.33	$17.08	$15.97
Value at end of period	$29.54	$28.18	$19.87	$17.78	$18.02	$14.76	$11.89	$18.01	$19.33	$17.08
Number of accumulation units outstanding at end of period	12,537	20,630	21,209	28,920	30,944	33,379	38,949	64,201	98,944	59,494
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$20.59	$20.74	$19.07	$17.84	$16.34	$14.74	$16.20	$15.37	$14.86	$14.49
Value at end of period	$21.84	$20.59	$20.74	$19.07	$17.84	$16.34	$14.74	$16.20	$15.37	$14.86
Number of accumulation units outstanding at end of period	53,635	79,000	100,476	3,319,846	3,384,372	105,761	123,333	131,955	312,992	275,165
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.07	$8.34	$7.07	$8.10	$7.55	$5.94	$5.64
Value at end of period	$9.41	$10.07	$8.34	$7.07	$8.10	$7.55	$5.94
Number of accumulation units outstanding at end of period	12,653	12,210	12,497	10,142	8,203	8,207	887
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.94	$14.06	$11.86	$14.03	$13.78	$10.90	$19.15	$16.98	$13.20	$12.13
Value at end of period	$16.01	$16.94	$14.06	$11.86	$14.03	$13.78	$10.90	$19.15	$16.98	$13.20
Number of accumulation units outstanding at end of period	3,831	15,081	15,276	2,140,627	2,290,106	46,058	30,523	24,278	39,906	22,429
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.85	$12.18	$10.37	$10.32
Value at end of period	$17.90	$15.85	$12.18	$10.37
Number of accumulation units outstanding at end of period	131,296	64,517	68,136	56,290
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.98	$9.98	$8.75	$8.50	$7.17	$6.40	$9.21	$9.42
Value at end of period	$14.20	$12.98	$9.98	$8.75	$8.50	$7.17	$6.40	$9.21
Number of accumulation units outstanding at end of period	79,859	194,083	68,638	103,501	26,087	21,331	78,541	75,660
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.69	$19.59	$17.26	$17.45	$13.47	$9.58	$15.45	$12.36	$11.53	$11.43
Value at end of period	$27.80	$25.69	$19.59	$17.26	$17.45	$13.47	$9.58	$15.45	$12.36	$11.53
Number of accumulation units outstanding at end of period	46,811	48,693	60,199	17,268	15,845	4,659	5,275	5,430	4,152	3,063
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.29	$13.37	$13.45	$13.53	$13.57	$13.61	$13.34	$12.76	$12.24	$11.95
Value at end of period	$13.22	$13.29	$13.37	$13.45	$13.53	$13.57	$13.61	$13.34	$12.76	$12.24
Number of accumulation units outstanding at end of period	73,357	240,905	131,868	2,028,314	1,809,945	307,068	422,639	97,084	81,828	79,187
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.32	$11.02	$10.04	$10.55	$9.14	$7.39	$11.35	$10.84	$9.52
Value at end of period	$16.41	$14.32	$11.02	$10.04	$10.55	$9.14	$7.39	$11.35	$10.84
Number of accumulation units outstanding at end of period	20,973	30,033	16,809	8,852	5,460	3,109	2,346	2,500	901

CFI 109

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2010)
Value at beginning of period	$21.84	$16.64	$14.62	$14.12	$11.91
Value at end of period	$24.55	$21.84	$16.64	$14.62	$14.12
Number of accumulation units outstanding at end of period	3,874	2,578	2,370	768	66
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.03	$10.69	$9.30	$9.13	$8.18	$6.65	$6.51
Value at end of period	$15.75	$14.03	$10.69	$9.30	$9.13	$8.18	$6.65
Number of accumulation units outstanding at end of period	27,789	24,279	30,512	8,909	3,979	4,348	2,280
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.75	$15.12	$13.12	$13.12	$11.88	$10.07
Value at end of period	$22.03	$19.75	$15.12	$13.12	$13.12	$11.88
Number of accumulation units outstanding at end of period	1,389	1,460	927	960	794	308
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.10	$17.97	$15.65	$16.10	$12.87	$11.42
Value at end of period	$26.62	$24.10	$17.97	$15.65	$16.10	$12.87
Number of accumulation units outstanding at end of period	2,998	3,500	3,283	1,936	2,401	2,291
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$15.59	$11.68	$10.04	$10.30	$8.27	$5.94	$4.91
Value at end of period	$17.46	$15.59	$11.68	$10.04	$10.30	$8.27	$5.94
Number of accumulation units outstanding at end of period	24,962	15,386	15,288	4,633	3,758	6,719	526
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.76	$12.16	$10.54	$11.03	$8.78	$6.98	$10.33
Value at end of period	$17.49	$16.76	$12.16	$10.54	$11.03	$8.78	$6.98
Number of accumulation units outstanding at end of period	11,517	11,564	9,391	3,872	1,681	5,001	1,146
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.84	$12.91	$11.27	$11.24	$8.55	$6.56	$10.08	$9.21	$8.23	$8.08
Value at end of period	$18.73	$17.84	$12.91	$11.27	$11.24	$8.55	$6.56	$10.08	$9.21	$8.23
Number of accumulation units outstanding at end of period	46,927	51,810	44,530	21,813	24,028	17,864	13,913	9,521	10,645	7,019
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$33.71	$24.62	$21.63	$22.31	$18.05	$14.23	$20.77	$19.73	$16.99	$15.50
Value at end of period	$35.70	$33.71	$24.62	$21.63	$22.31	$18.05	$14.23	$20.77	$19.73	$16.99
Number of accumulation units outstanding at end of period	48,854	75,468	65,457	66,631	82,370	69,771	86,086	93,694	143,057	101,621
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.24	$13.13	$11.85	$12.01	$10.86	$8.93	$12.28	$11.81	$10.85
Value at end of period	$14.97	$14.24	$13.13	$11.85	$12.01	$10.86	$8.93	$12.28	$11.81
Number of accumulation units outstanding at end of period	61,200	61,949	67,148	47,559	50,627	49,677	160,682	121,824	74,710
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.89	$12.88	$11.42	$11.86	$10.48	$8.38	$12.75	$12.26	$10.96	$10.47
Value at end of period	$15.63	$14.89	$12.88	$11.42	$11.86	$10.48	$8.38	$12.75	$12.26	$10.96
Number of accumulation units outstanding at end of period	228,333	222,079	221,732	172,598	155,745	167,234	282,862	240,916	105,386	1,080
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.58	$13.02	$11.38	$12.01	$10.54	$8.26	$13.20	$12.61	$11.11	$10.70
Value at end of period	$16.37	$15.58	$13.02	$11.38	$12.01	$10.54	$8.26	$13.20	$12.61	$11.11
Number of accumulation units outstanding at end of period	163,355	165,555	157,702	117,967	127,897	127,989	139,209	103,555	48,992	603

CFI 110

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.97	$13.01	$11.34	$12.03	$10.51	$8.14	$13.62	$12.95	$11.32	$10.84
Value at end of period	$16.84	$15.97	$13.01	$11.34	$12.03	$10.51	$8.14	$13.62	$12.95	$11.32
Number of accumulation units outstanding at end of period	172,755	162,823	140,506	119,348	73,102	71,189	70,952	40,035	22,333	1,320
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$15.39	$12.53	$10.91	$11.57	$10.59
Value at end of period	$16.25	$15.39	$12.53	$10.91	$11.57
Number of accumulation units outstanding at end of period	12,286	7,769	1,800	342	48
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.11	$10.54	$9.32	$9.61	$8.58	$6.06
Value at end of period	$12.80	$12.11	$10.54	$9.32	$9.61	$8.58
Number of accumulation units outstanding at end of period	1,973	6,607	9,133	7,462	5,469	2,436
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.06	$13.22	$12.12	$12.15	$11.15	$9.57	$11.55	$11.04	$10.44
Value at end of period	$14.78	$14.06	$13.22	$12.12	$12.15	$11.15	$9.57	$11.55	$11.04
Number of accumulation units outstanding at end of period	17,795	26,087	42,940	11,148	28,980	16,993	27,939	21,338	598
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.13	$11.14	$10.01	$10.14	$9.17	$7.67	$8.14
Value at end of period	$12.73	$12.13	$11.14	$10.01	$10.14	$9.17	$7.67
Number of accumulation units outstanding at end of period	838	663	600	20	2	0	132
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.06	$16.21	$14.52	$14.35	$13.00	$11.09	$14.60	$13.88	$12.89	$12.49
Value at end of period	$19.14	$18.06	$16.21	$14.52	$14.35	$13.00	$11.09	$14.60	$13.88	$12.89
Number of accumulation units outstanding at end of period	7,883	7,467	7,046	4,228	9,720	25,125	35,695	38,095	42,682	25,959
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.39	$13.47	$11.78	$12.21	$10.86	$8.73	$13.73	$13.15	$11.69	$11.41
Value at end of period	$17.36	$16.39	$13.47	$11.78	$12.21	$10.86	$8.73	$13.73	$13.15	$11.69
Number of accumulation units outstanding at end of period	18,686	19,543	21,281	33,317	34,093	72,187	132,593	105,049	49,501	11,315
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.84	$14.53	$12.86	$13.02	$11.69	$9.65	$13.97	$13.32	$12.05	$11.58
Value at end of period	$17.85	$16.84	$14.53	$12.86	$13.02	$11.69	$9.65	$13.97	$13.32	$12.05
Number of accumulation units outstanding at end of period	11,979	15,054	16,785	26,586	21,475	105,792	123,282	63,371	69,643	17,880
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.10	$12.49	$12.10	$11.36	$10.77	$10.23	$10.14
Value at end of period	$12.72	$12.10	$12.49	$12.10	$11.36	$10.77	$10.23
Number of accumulation units outstanding at end of period	8,155	11,968	6,502	2,675	2,465	2,407	303
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.80	$14.33	$13.87
Value at end of period	$21.19	$18.80	$14.33
Number of accumulation units outstanding at end of period	5,274	1,616	690
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$27.18	$20.82	$18.00	$18.70	$15.42	$11.43	$15.66	$16.22	$14.14	$13.19
Value at end of period	$30.39	$27.18	$20.82	$18.00	$18.70	$15.42	$11.43	$15.66	$16.22	$14.14
Number of accumulation units outstanding at end of period	13,889	18,349	17,524	974,104	1,058,659	1,693	13,720	25,283	16,573	6,993

CFI 111

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.25	$22.64	$19.03	$18.73	$14.90	$11.08	$18.98	$18.00	$15.71	$14.72
Value at end of period	$32.41	$31.25	$22.64	$19.03	$18.73	$14.90	$11.08	$18.98	$18.00	$15.71
Number of accumulation units outstanding at end of period	21,956	30,023	19,772	769,737	759,990	34,236	38,972	78,794	83,323	27,529
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.60	$12.20	$9.73	$10.32	$8.93	$6.72	$9.74
Value at end of period	$14.29	$12.60	$12.20	$9.73	$10.32	$8.93	$6.72
Number of accumulation units outstanding at end of period	32,909	36,309	37,217	30,941	17,573	20,273	17,017
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.45	$13.26	$11.55	$10.61	$8.34	$6.17	$10.10	$12.35	$10.05
Value at end of period	$17.37	$13.45	$13.26	$11.55	$10.61	$8.34	$6.17	$10.10	$12.35
Number of accumulation units outstanding at end of period	17,735	14,491	15,527	9,840	6,970	6,100	5,648	1,366	33,884
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$27.26	$20.35	$18.24	$19.25	$17.28	$13.21	$21.86	$21.12	$18.66	$18.07
Value at end of period	$30.57	$27.26	$20.35	$18.24	$19.25	$17.28	$13.21	$21.86	$21.12	$18.66
Number of accumulation units outstanding at end of period	4,390	4,501	4,236	3,759	6,264	7,027	10,487	7,554	4,188	1,604
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.99	$11.49	$10.12	$10.47	$8.41	$6.78	$9.86
Value at end of period	$16.58	$15.99	$11.49	$10.12	$10.47	$8.41	$6.78
Number of accumulation units outstanding at end of period	577	685	1,888	323	287	63	63
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$21.89	$16.19	$14.21	$16.05	$12.58	$9.09	$15.03	$13.21	$11.88	$11.00
Value at end of period	$23.07	$21.89	$16.19	$14.21	$16.05	$12.58	$9.09	$15.03	$13.21	$11.88
Number of accumulation units outstanding at end of period	34,437	40,085	32,009	14,478	6,783	4,817	7,511	13	5,701	550
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.42	$15.22	$12.90	$13.26	$11.58	$9.07	$14.36	$14.78	$12.84	$12.48
Value at end of period	$22.15	$20.42	$15.22	$12.90	$13.26	$11.58	$9.07	$14.36	$14.78	$12.84
Number of accumulation units outstanding at end of period	10,649	14,622	11,550	11,248	13,652	15,034	31,411	68,428	59,421	21,710
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.60	$14.17	$13.01	$13.23	$11.51	$9.72	$12.76	$12.04	$11.10	$10.92
Value at end of period	$19.62	$17.60	$14.17	$13.01	$13.23	$11.51	$9.72	$12.76	$12.04	$11.10
Number of accumulation units outstanding at end of period	94,153	96,023	105,705	110,398	119,183	223,775	297,636	320,225	408,718	212,266
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.84	$13.40	$11.77	$12.10	$10.82	$8.79	$13.04	$12.79	$11.09	$10.63
Value at end of period	$19.53	$17.84	$13.40	$11.77	$12.10	$10.82	$8.79	$13.04	$12.79	$11.09
Number of accumulation units outstanding at end of period	8,147	8,325	10,446	13,917	13,725	8,564	10,438	14,558	11,889	1,607
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$22.27	$23.77	$20.07	$24.71	$20.67	$12.12	$25.02	$18.17	$13.46	$10.70
Value at end of period	$22.34	$22.27	$23.77	$20.07	$24.71	$20.67	$12.12	$25.02	$18.17	$13.46
Number of accumulation units outstanding at end of period	12,734	14,179	12,224	6,159	9,876	6,878	6,116	14,490	20,737	5,709
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.09	$22.25	$18.65	$18.42	$15.07	$12.07	$18.13	$17.82	$15.39	$14.27
Value at end of period	$33.25	$29.09	$22.25	$18.65	$18.42	$15.07	$12.07	$18.13	$17.82	$15.39
Number of accumulation units outstanding at end of period	19,269	20,869	23,536	13,316	14,501	13,296	35,722	71,135	49,023	8,880

CFI 112

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$22.80	$16.51	$13.99	$14.27	$11.33	$8.95	$12.85	$13.15	$12.56
Value at end of period	$24.56	$22.80	$16.51	$13.99	$14.27	$11.33	$8.95	$12.85	$13.15
Number of accumulation units outstanding at end of period	4,331	6,004	7,740	3,930	3,322	2,522	2,793	2,405	3,461
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$19.97	$15.27	$13.07	$14.31	$11.98	$8.64	$15.07	$14.23	$12.17	$11.55
Value at end of period	$19.63	$19.97	$15.27	$13.07	$14.31	$11.98	$8.64	$15.07	$14.23	$12.17
Number of accumulation units outstanding at end of period	129,411	183,021	176,691	239,362	283,232	403,741	514,069	435,270	656,982	359,165
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$19.67	$17.62	$15.25	$15.45	$13.06	$7.87	$11.21	$11.25
Value at end of period	$19.62	$19.67	$17.62	$15.25	$15.45	$13.06	$7.87	$11.21
Number of accumulation units outstanding at end of period	5,810	8,021	11,195	3,807	2,498	1,437	372	2,987
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.86	$16.35	$14.37	$14.05	$12.39	$9.36	$12.98	$12.51	$10.98	$10.77
Value at end of period	$22.14	$19.86	$16.35	$14.37	$14.05	$12.39	$9.36	$12.98	$12.51	$10.98
Number of accumulation units outstanding at end of period	150,765	144,697	104,310	47,198	39,730	22,814	106,899	66,986	28,614	6,163
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during November 2005)
Value at beginning of period	$21.28	$16.24	$14.07	$14.70	$11.22	$7.71	$13.99	$12.10	$11.48	$11.12
Value at end of period	$23.65	$21.28	$16.24	$14.07	$14.70	$11.22	$7.71	$13.99	$12.10	$11.48
Number of accumulation units outstanding at end of period	90,409	95,320	109,753	147,317	161,729	143,813	219,118	310,862	614,774	421,546
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.00	$19.39	$16.64	$16.89	$14.78	$11.90	$18.61	$18.17	$15.35	$14.86
Value at end of period	$26.71	$25.00	$19.39	$16.64	$16.89	$14.78	$11.90	$18.61	$18.17	$15.35
Number of accumulation units outstanding at end of period	44,206	42,053	43,868	2,686,956	2,867,876	7,954	13,978	13,476	17,404	9,555
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$25.61	$18.50	$15.65	$15.92	$13.70	$9.64	$16.79	$15.36	$13.64	$12.93
Value at end of period	$27.67	$25.61	$18.50	$15.65	$15.92	$13.70	$9.64	$16.79	$15.36	$13.64
Number of accumulation units outstanding at end of period	45,155	60,094	53,852	681,406	724,950	181,177	219,788	163,563	179,279	94,137
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.74	$14.73	$12.48	$14.32	$12.66	$9.26	$18.45	$15.39	$13.03
Value at end of period	$16.46	$16.74	$14.73	$12.48	$14.32	$12.66	$9.26	$18.45	$15.39
Number of accumulation units outstanding at end of period	4,298	3,265	5,336	5,156	4,852	3,500	3,796	8,001	4,044
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.10	$9.28	$7.85	$8.98	$8.30	$6.32	$10.20
Value at end of period	$10.30	$11.10	$9.28	$7.85	$8.98	$8.30	$6.32
Number of accumulation units outstanding at end of period	40,103	46,535	44,837	29,906	27,589	21,906	49,258
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.07	$10.83	$8.95	$9.55	$8.92	$6.78	$11.31	$11.11	$10.52
Value at end of period	$13.59	$14.07	$10.83	$8.95	$9.55	$8.92	$6.78	$11.31	$11.11
Number of accumulation units outstanding at end of period	4,203	2,726	1,316	191	174	174	401	228	658
WANGER INTERNATIONAL
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.12	$10.79	$8.93	$10.52	$8.47	$7.69
Value at end of period	$12.47	$13.12	$10.79	$8.93	$10.52	$8.47
Number of accumulation units outstanding at end of period	3,874	5,366	5,925	824	840	1,261

CFI 113

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.08	$16.51	$14.02	$17.13	$13.62	$8.24	$16.28	$14.97	$12.58	$10.85
Value at end of period	$22.64	$22.08	$16.51	$14.02	$17.13	$13.62	$8.24	$16.28	$14.97	$12.58
Number of accumulation units outstanding at end of period	3,489	4,030	4,176	45,215	6,247	5,108	9,786	15,295	12,646	1,003
WANGER USA
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.83	$17.17	$14.40	$15.01	$12.24	$8.66	$14.44	$13.78	$12.85	$11.55
Value at end of period	$23.78	$22.83	$17.17	$14.40	$15.01	$12.24	$8.66	$14.44	$13.78	$12.85
Number of accumulation units outstanding at end of period	7,171	7,272	9,345	22,295	13,968	10,921	8,507	12,761	12,085	3,773
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.67	$14.25	$12.74	$11.98	$10.64	$8.99	$13.53	$13.10	$11.18	$10.86
Value at end of period	$20.63	$18.67	$14.25	$12.74	$11.98	$10.64	$8.99	$13.53	$13.10	$11.18
Number of accumulation units outstanding at end of period	101,183	93,736	90,756	47,463	46,708	46,145	66,477	70,266	46,364	12,891
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$36.39	$26.52	$23.51	$24.18	$19.84	$15.37	$22.66	$24.80	$20.55	$18.72
Value at end of period	$38.84	$36.39	$26.52	$23.51	$24.18	$19.84	$15.37	$22.66	$24.80	$20.55
Number of accumulation units outstanding at end of period	9,108	10,380	11,900	15,745	15,864	9,130	12,045	17,687	11,137	4,724

TABLE 15

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.37	$15.21	$13.33	$14.16	$13.01	$12.62
Value at end of period	$21.20	$20.37	$15.21	$13.33	$14.16	$13.01
Number of accumulation units outstanding at end of period	10	675	0	0	230	11
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.63	$11.98	$10.85	$11.12	$9.66	$8.81
Value at end of period	$16.57	$14.63	$11.98	$10.85	$11.12	$9.66
Number of accumulation units outstanding at end of period	1,947	2,937	31,447	23,976	16,016	10,612
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.77	$12.24	$11.23	$11.09	$9.95	$9.18
Value at end of period	$17.10	$15.77	$12.24	$11.23	$11.09	$9.95
Number of accumulation units outstanding at end of period	3,942	4,542	30,717	30,653	18,743	9,055
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.09	$13.39	$12.63	$11.25	$10.74	$10.36
Value at end of period	$12.33	$12.09	$13.39	$12.63	$11.25	$10.74
Number of accumulation units outstanding at end of period	3,414	6,378	9,234	20,227	3,830	5,289
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$26.35	$18.33	$15.33	$17.41	$14.00
Value at end of period	$29.04	$26.35	$18.33	$15.33	$17.41
Number of accumulation units outstanding at end of period	811	1,852	364	323	81

CFI 114

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.08	$9.71	$7.79	$8.46	$8.04	$5.79	$5.71
Value at end of period	$11.88	$12.08	$9.71	$7.79	$8.46	$8.04	$5.79
Number of accumulation units outstanding at end of period	293	605	75	803	414	456	27
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$18.13	$12.63	$10.92	$11.76	$9.47
Value at end of period	$19.77	$18.13	$12.63	$10.92	$11.76
Number of accumulation units outstanding at end of period	5,417	6,164	746	514	164
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during March 2010)
Value at beginning of period	$23.23	$17.54	$15.60	$15.79	$13.63
Value at end of period	$24.56	$23.23	$17.54	$15.60	$15.79
Number of accumulation units outstanding at end of period	1,525	1,237	1,088	1,317	432
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.31	$14.76	$13.45	$12.94	$11.62	$9.34	$13.68	$13.40	$12.40	$11.82
Value at end of period	$18.85	$17.31	$14.76	$13.45	$12.94	$11.62	$9.34	$13.68	$13.40	$12.40
Number of accumulation units outstanding at end of period	41,667	47,169	71,962	84,326	96,057	87,780	61,198	7,485	9,904	8,468
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.18	$10.91	$9.49	$9.04
Value at end of period	$14.46	$11.18	$10.91	$9.49
Number of accumulation units outstanding at end of period	860	3,375	1,102	129
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.68	$9.75	$8.54	$9.06	$7.84	$6.20	$8.72
Value at end of period	$14.08	$12.68	$9.75	$8.54	$9.06	$7.84	$6.20
Number of accumulation units outstanding at end of period	5,193	7,823	7,794	29,084	21,611	13,150	3,420
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.48	$10.78	$9.31	$9.79	$8.02	$6.10	$6.65
Value at end of period	$16.11	$14.48	$10.78	$9.31	$9.79	$8.02	$6.10
Number of accumulation units outstanding at end of period	2,941	1,716	543	4,093	3,023	1,354	24
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during January 2005)
Value at beginning of period	$21.29	$17.83	$15.05	$17.54	$16.14	$11.67	$19.77	$16.74	$13.83	$11.36
Value at end of period	$20.59	$21.29	$17.83	$15.05	$17.54	$16.14	$11.67	$19.77	$16.74	$13.83
Number of accumulation units outstanding at end of period	528,105	522,920	604,434	638,772	592,960	450,105	247,467	76,631	11,921	2,010
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.79	$22.84	$19.75	$20.39	$17.51	$12.99	$22.74	$19.46	$17.53	$15.09
Value at end of period	$33.13	$29.79	$22.84	$19.75	$20.39	$17.51	$12.99	$22.74	$19.46	$17.53
Number of accumulation units outstanding at end of period	484,405	533,687	1,039,557	1,374,459	1,428,631	1,369,701	796,912	157,881	235,683	185,887
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.14	$15.82	$13.57	$13.53	$11.83	$9.14	$16.05	$15.91	$13.32	$12.67
Value at end of period	$21.76	$20.14	$15.82	$13.57	$13.53	$11.83	$9.14	$16.05	$15.91	$13.32
Number of accumulation units outstanding at end of period	220,683	252,619	487,666	640,868	690,766	670,535	398,154	72,935	90,355	76,287
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.19	$14.90	$13.08	$13.14	$10.65	$8.35	$15.92	$12.62	$11.89	$11.31
Value at end of period	$22.32	$20.19	$14.90	$13.08	$13.14	$10.65	$8.35	$15.92	$12.62	$11.89
Number of accumulation units outstanding at end of period	1,468,184	1,435,724	1,787,248	1,885,044	1,703,428	1,361,966	757,026	293,363	237,194	170,019

CFI 115

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.49	$13.50	$11.25	$13.67	$12.16	$9.68	$17.33	$14.87	$12.68	$10.72
Value at end of period	$15.97	$17.49	$13.50	$11.25	$13.67	$12.16	$9.68	$17.33	$14.87	$12.68
Number of accumulation units outstanding at end of period	124,125	135,368	184,665	274,995	290,497	280,635	204,171	24,928	29,808	22,665
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$30.29	$22.38	$19.03	$19.90	$15.62	$12.17	$18.29	$18.86	$16.23	$15.02
Value at end of period	$30.27	$30.29	$22.38	$19.03	$19.90	$15.62	$12.17	$18.29	$18.86	$16.23
Number of accumulation units outstanding at end of period	366,720	374,931	407,220	411,856	383,034	274,513	170,769	137,475	84,756	54,946
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.60	$10.42	$8.95	$9.19	$8.11	$6.12	$9.08
Value at end of period	$14.72	$13.60	$10.42	$8.95	$9.19	$8.11	$6.12
Number of accumulation units outstanding at end of period	680,072	16,934	18,997	18,593	13,929	12,882	210
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during June 2009)
Value at beginning of period	$18.05	$14.06	$12.82	$13.76	$12.31	$10.22
Value at end of period	$18.74	$18.05	$14.06	$12.82	$13.76	$12.31
Number of accumulation units outstanding at end of period	146	169	198	260	119	32
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.25	$36.09	$37.18
Value at end of period	$54.14	$50.25	$36.09
Number of accumulation units outstanding at end of period	17,027	17,437	29,397
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.56	$12.11	$10.71	$10.78	$9.91	$7.77	$11.20	$10.43	$8.99	$8.59
Value at end of period	$16.71	$15.56	$12.11	$10.71	$10.78	$9.91	$7.77	$11.20	$10.43	$8.99
Number of accumulation units outstanding at end of period	41,812	49,434	72,451	114,277	113,684	98,470	48,015	16,224	13,763	4,835
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$30.82	$25.81	$22.87	$22.65	$21.03	$16.81	$20.11	$18.31	$16.65	$15.52
Value at end of period	$33.22	$30.82	$25.81	$22.87	$22.65	$21.03	$16.81	$20.11	$18.31	$16.65
Number of accumulation units outstanding at end of period	15	15	15	15	540	540	15	15	15	15
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$29.39	$22.35	$19.18	$19.58	$15.66	$10.88	$19.47	$16.06	$14.22	$12.75
Value at end of period	$32.86	$29.39	$22.35	$19.18	$19.58	$15.66	$10.88	$19.47	$16.06	$14.22
Number of accumulation units outstanding at end of period	15	15	15	15	97	97	15	15	15	15
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during June 2009)
Value at beginning of period	$22.91	$23.09	$21.45	$20.23	$18.86	$17.26
Value at end of period	$23.89	$22.91	$23.09	$21.45	$20.23	$18.86
Number of accumulation units outstanding at end of period	0	0	0	0	161	161
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
Value at beginning of period	$15.55	$12.19	$10.22	$11.92	$10.36	$7.57	$13.77	$12.64	$10.77	$10.24
Value at end of period	$16.60	$15.55	$12.19	$10.22	$11.92	$10.36	$7.57	$13.77	$12.64	$10.77
Number of accumulation units outstanding at end of period	15	15	15	15	254	254	15	15	15	15
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during June 2009)
Value at beginning of period	$18.27	$14.11	$11.98	$12.73	$11.19	$9.24
Value at end of period	$20.51	$18.27	$14.11	$11.98	$12.73	$11.19
Number of accumulation units outstanding at end of period	0	0	0	0	75	75

CFI 116

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.62	$8.82	$8.42	$9.00	$7.36	$5.36	$8.77	$9.10
Value at end of period	$13.15	$11.62	$8.82	$8.42	$9.00	$7.36	$5.36	$8.77
Number of accumulation units outstanding at end of period	4,093	4,684	28	28	1,076	44	37	28
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.21	$12.78	$11.08	$11.36	$9.17	$6.49
Value at end of period	$17.97	$17.21	$12.78	$11.08	$11.36	$9.17
Number of accumulation units outstanding at end of period	650	1,235	643	1,582	827	176
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.39	$15.75	$13.84	$14.51	$11.64	$9.26	$15.36	$15.38	$13.79	$12.82
Value at end of period	$22.59	$20.39	$15.75	$13.84	$14.51	$11.64	$9.26	$15.36	$15.38	$13.79
Number of accumulation units outstanding at end of period	17,596	19,161	145,448	140,878	132,834	132,172	30,324	24,028	14,824	11,068
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during January 2014)
Value at beginning of period	$9.87
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	1,390
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.92	$11.62	$10.55	$10.96	$9.00	$6.95	$11.45	$10.97
Value at end of period	$17.45	$15.92	$11.62	$10.55	$10.96	$9.00	$6.95	$11.45
Number of accumulation units outstanding at end of period	452	1,387	13,398	20,287	16,146	11,996	8	66
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during February 2005)
Value at beginning of period	$22.57	$17.91	$14.93	$16.27	$14.53	$10.64	$17.23	$14.96	$12.56	$11.27
Value at end of period	$23.13	$22.57	$17.91	$14.93	$16.27	$14.53	$10.64	$17.23	$14.96	$12.56
Number of accumulation units outstanding at end of period	13,753	15,801	61,296	52,508	48,340	47,849	11,891	7,278	1,223	371
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$84.87	$78.84	$65.66	$80.69	$63.96	$35.42	$68.61	$51.59	$41.48	$29.56
Value at end of period	$80.27	$84.87	$78.84	$65.66	$80.69	$63.96	$35.42	$68.61	$51.59	$41.48
Number of accumulation units outstanding at end of period	8,903	11,533	45,755	47,575	60,124	61,858	20,675	22,189	6,159	4,533
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$22.32	$22.49	$19.94	$19.90	$17.42	$14.76	$17.31	$15.89	$14.88	$15.58
Value at end of period	$22.80	$22.32	$22.49	$19.94	$19.90	$17.42	$14.76	$17.31	$15.89	$14.88
Number of accumulation units outstanding at end of period	0	0	0	0	165	165	0	0	0	0
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$21.74	$15.52	$13.24	$13.63	$11.11	$8.15	$13.20	$13.45	$12.73
Value at end of period	$24.18	$21.74	$15.52	$13.24	$13.63	$11.11	$8.15	$13.20	$13.45
Number of accumulation units outstanding at end of period	3,029	5,144	17,758	22,680	29,361	30,580	10,602	5,958	3,667
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.62	$13.51	$12.22	$12.53	$11.27	$9.35	$13.58	$12.49	$11.36	$10.84
Value at end of period	$16.75	$15.62	$13.51	$12.22	$12.53	$11.27	$9.35	$13.58	$12.49	$11.36
Number of accumulation units outstanding at end of period	7,366	8,814	18,953	25,584	26,858	32,073	20,688	18,023	611	240
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.23	$16.89	$15.63	$14.09	$13.12	$11.16	$12.08	$11.00	$10.98	$10.81
Value at end of period	$15.60	$15.23	$16.89	$15.63	$14.09	$13.12	$11.16	$12.08	$11.00	$10.98
Number of accumulation units outstanding at end of period	19,816	34,940	90,383	106,193	78,170	71,711	18,274	5,882	1,834	229

CFI 117

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.74	$8.98	$8.07	$10.60	$9.21	$5.31	$12.78	$11.33
Value at end of period	$7.60	$8.74	$8.98	$8.07	$10.60	$9.21	$5.31	$12.78
Number of accumulation units outstanding at end of period	9,935	9,012	5,286	8,482	13,250	11,567	5,300	12,579
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.46	$16.58	$14.38	$14.72	$12.55	$7.87	$12.27	$11.67	$10.83	$10.69
Value at end of period	$18.36	$18.46	$16.58	$14.38	$14.72	$12.55	$7.87	$12.27	$11.67	$10.83
Number of accumulation units outstanding at end of period	14,100	5,309	21,596	18,551	23,361	22,810	6,545	2,145	613	263
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.75	$10.70	$8.82	$10.36	$8.35	$5.47	$10.16
Value at end of period	$13.91	$13.75	$10.70	$8.82	$10.36	$8.35	$5.47
Number of accumulation units outstanding at end of period	3,555	3,273	242	807	1,024	1,383	12
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$33.08	$32.57	$28.31	$29.19	$26.07	$22.08	$20.91	$18.99	$16.85	$17.49
Value at end of period	$33.39	$33.08	$32.57	$28.31	$29.19	$26.07	$22.08	$20.91	$18.99	$16.85
Number of accumulation units outstanding at end of period	15,277	20,391	55,086	71,778	67,680	59,288	23,051	9,108	1,620	474
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.51	$11.82	$11.23	$10.62	$9.96	$8.73	$9.84
Value at end of period	$12.07	$11.51	$11.82	$11.23	$10.62	$9.96	$8.73
Number of accumulation units outstanding at end of period	8,636	6,910	11,546	21,749	18,186	12,569	783
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$20.33	$15.29	$12.76	$13.50	$12.10	$9.06	$14.96	$13.58	$12.32	$10.86
Value at end of period	$22.06	$20.33	$15.29	$12.76	$13.50	$12.10	$9.06	$14.96	$13.58	$12.32
Number of accumulation units outstanding at end of period	85,045	116,980	360,126	482,682	476,942	422,408	119,542	92,758	25,591	9,507
THE HARTFORD CAPITAL APPRECIATION FUND (CLASS R4)
(Funds were first received in this option during July 2010)
Value at beginning of period	$16.26	$11.55	$9.67	$11.48	$9.59
Value at end of period	$17.34	$16.26	$11.55	$9.67	$11.48
Number of accumulation units outstanding at end of period	6	4	13,804	17,888	16,540
THE HARTFORD DIVIDEND AND GROWTH FUND (CLASS R4)
(Funds were first received in this option during June 2010)
Value at beginning of period	$16.33	$12.55	$11.19	$11.16	$9.29
Value at end of period	$18.23	$16.33	$12.55	$11.19	$11.16
Number of accumulation units outstanding at end of period	263	227	20,822	2,485	4,159
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$3.69	$7.66	$8.77	$10.93
Value at end of period	$3.36	$3.69	$7.66	$8.77
Number of accumulation units outstanding at end of period	1,515	4,727	2,054	1,448
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.69	$17.12	$15.98	$15.57	$14.57	$13.02	$13.13	$12.08	$11.69	$11.53
Value at end of period	$17.44	$16.69	$17.12	$15.98	$15.57	$14.57	$13.02	$13.13	$12.08	$11.69
Number of accumulation units outstanding at end of period	94,837	126,926	285,249	307,996	295,059	266,776	148,197	277,474	167,215	107,969
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.91	$16.31	$14.44	$14.73	$12.99	$10.97	$15.36	$14.64	$13.40	$12.94
Value at end of period	$19.95	$18.91	$16.31	$14.44	$14.73	$12.99	$10.97	$15.36	$14.64	$13.40
Number of accumulation units outstanding at end of period	126,999	129,253	310,662	336,648	345,166	371,665	178,483	32,141	69,738	62,874

CFI 118

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.54	$15.10	$14.22	$13.80	$11.88	$9.83	$11.71	$10.94	$10.16	$10.00
Value at end of period	$14.37	$14.54	$15.10	$14.22	$13.80	$11.88	$9.83	$11.71	$10.94	$10.16
Number of accumulation units outstanding at end of period	238,753	274,229	414,199	556,580	555,674	419,708	223,198	99,176	68,831	50,790
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.90	$11.43	$11.84	$13.12	$10.85	$7.94	$13.55	$9.69
Value at end of period	$11.30	$12.90	$11.43	$11.84	$13.12	$10.85	$7.94	$13.55
Number of accumulation units outstanding at end of period	53,126	70,197	160,746	235,245	256,989	245,705	143,706	50,494
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.04	$16.45	$16.09	$15.07	$15.10
Value at end of period	$16.72	$16.04	$16.45	$16.09	$15.07
Number of accumulation units outstanding at end of period	153	0	0	1,210	6,054
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$14.92	$11.49	$9.99	$10.08	$8.89	$6.87	$11.09	$10.39	$9.16	$8.53
Value at end of period	$16.41	$14.92	$11.49	$9.99	$10.08	$8.89	$6.87	$11.09	$10.39	$9.16
Number of accumulation units outstanding at end of period	437,653	485,527	1,094,475	1,161,694	1,228,018	1,184,795	547,477	30,081	148,346	140,633
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$18.62	$17.74	$15.66	$15.10	$13.30	$8.96	$11.64	$11.39	$10.75
Value at end of period	$18.71	$18.62	$17.74	$15.66	$15.10	$13.30	$8.96	$11.64	$11.39
Number of accumulation units outstanding at end of period	20,256	14,747	58,639	41,940	45,393	40,136	3,810	3,174	2,124
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$18.53	$14.03	$12.34	$12.43	$10.98	$8.97	$14.38	$13.78	$12.11	$11.56
Value at end of period	$20.96	$18.53	$14.03	$12.34	$12.43	$10.98	$8.97	$14.38	$13.78	$12.11
Number of accumulation units outstanding at end of period	217,340	231,028	379,563	498,992	533,668	523,931	362,378	52,744	112,469	90,299
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.03	$28.44	$24.33	$24.77	$20.45	$15.63	$25.19	$24.03	$22.10	$20.02
Value at end of period	$41.39	$38.03	$28.44	$24.33	$24.77	$20.45	$15.63	$25.19	$24.03	$22.10
Number of accumulation units outstanding at end of period	388,608	396,873	486,552	584,189	535,891	475,061	317,641	176,445	136,329	103,069
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.96	$19.72	$17.66	$17.91	$14.67	$11.83	$17.93	$19.24	$17.02	$15.91
Value at end of period	$29.29	$27.96	$19.72	$17.66	$17.91	$14.67	$11.83	$17.93	$19.24	$17.02
Number of accumulation units outstanding at end of period	210,067	219,832	242,907	266,757	236,424	202,162	109,681	79,036	71,033	45,936
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$15.86
Value at end of period	$16.33
Number of accumulation units outstanding at end of period	56
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$17.82
Value at end of period	$18.41
Number of accumulation units outstanding at end of period	6,049
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$19.14
Value at end of period	$19.82
Number of accumulation units outstanding at end of period	5,338

CFI 119

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$20.10
Value at end of period	$20.77
Number of accumulation units outstanding at end of period	1,180
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$15.50
Value at end of period	$16.47
Number of accumulation units outstanding at end of period	3,269
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$14.80
Value at end of period	$15.33
Number of accumulation units outstanding at end of period	10,158
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$20.43	$20.59	$18.95	$17.73	$16.25	$14.66	$16.12	$15.30	$14.80	$14.45
Value at end of period	$21.65	$20.43	$20.59	$18.95	$17.73	$16.25	$14.66	$16.12	$15.30	$14.80
Number of accumulation units outstanding at end of period	658,751	675,251	811,132	928,289	841,644	592,617	461,356	203,884	144,331	93,930
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.04	$8.32	$7.06	$8.09	$7.55	$4.65
Value at end of period	$9.38	$10.04	$8.32	$7.06	$8.09	$7.55
Number of accumulation units outstanding at end of period	67,330	68,690	126,329	112,564	113,050	88,477
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.84	$13.98	$11.80	$13.97	$13.72	$10.86	$19.09	$16.94	$13.17	$12.11
Value at end of period	$15.90	$16.84	$13.98	$11.80	$13.97	$13.72	$10.86	$19.09	$16.94	$13.17
Number of accumulation units outstanding at end of period	20,541	24,364	48,854	50,570	56,692	58,284	37,829	72,701	105,505	75,945
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.82	$12.16	$10.37	$10.32
Value at end of period	$17.86	$15.82	$12.16	$10.37
Number of accumulation units outstanding at end of period	225,547	159,422	316,481	337,470
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39	$9.21	$9.41
Value at end of period	$14.14	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39	$9.21
Number of accumulation units outstanding at end of period	1,610,458	1,693,575	1,566,028	1,626,528	268,240	237,202	95,175	176,116
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.53	$19.47	$17.17	$17.37	$13.41	$9.54	$15.40	$12.33	$11.51	$10.50
Value at end of period	$27.61	$25.53	$19.47	$17.17	$17.37	$13.41	$9.54	$15.40	$12.33	$11.51
Number of accumulation units outstanding at end of period	783,292	196,458	45,949	47,277	41,176	34,192	22,955	28,995	6,089	4,169
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.19	$13.27	$13.36	$13.44	$13.50	$13.54	$13.27	$12.71	$12.19	$11.91
Value at end of period	$13.11	$13.19	$13.27	$13.36	$13.44	$13.50	$13.54	$13.27	$12.71	$12.19
Number of accumulation units outstanding at end of period	911,640	963,846	1,443,895	1,447,360	1,446,917	1,544,742	1,668,292	1,019,237	402,564	105,754
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.26	$10.99	$10.01	$10.53	$9.12	$7.38	$11.34	$10.84	$10.52
Value at end of period	$16.34	$14.26	$10.99	$10.01	$10.53	$9.12	$7.38	$11.34	$10.84
Number of accumulation units outstanding at end of period	7,412	625,072	625,222	627,131	575,912	267,102	208,049	122,855	308

CFI 120

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.78	$16.61	$14.60	$14.10	$12.58	$10.71
Value at end of period	$24.48	$21.78	$16.61	$14.60	$14.10	$12.58
Number of accumulation units outstanding at end of period	4,113	3,047	23,189	12,223	3,631	4,704
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.99	$10.66	$9.29	$9.11	$8.18	$6.11
Value at end of period	$15.69	$13.99	$10.66	$9.29	$9.11	$8.18
Number of accumulation units outstanding at end of period	15,358	14,550	31,091	28,818	25,899	29,473
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.71	$15.09	$13.10	$13.11	$11.87	$10.06
Value at end of period	$21.97	$19.71	$15.09	$13.10	$13.11	$11.87
Number of accumulation units outstanding at end of period	3,203	2,041	5,269	3,591	4,431	4,201
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.05	$17.94	$15.63	$16.09	$12.87	$11.42
Value at end of period	$26.54	$24.05	$17.94	$15.63	$16.09	$12.87
Number of accumulation units outstanding at end of period	687	1,362	11,368	11,864	9,413	9,673
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.54	$11.66	$10.03	$10.28	$8.27	$5.57
Value at end of period	$17.40	$15.54	$11.66	$10.03	$10.28	$8.27
Number of accumulation units outstanding at end of period	11,206	5,836	2,519	1,901	1,511	211
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.72	$12.13	$10.52	$11.02	$8.77	$6.98	$10.03
Value at end of period	$17.43	$16.72	$12.13	$10.52	$11.02	$8.77	$6.98
Number of accumulation units outstanding at end of period	10,296	11,920	3,658	3,857	18,072	1,951	1,494
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.73	$12.83	$11.21	$11.19	$8.51	$6.54	$10.04	$9.18	$8.21	$7.58
Value at end of period	$18.60	$17.73	$12.83	$11.21	$11.19	$8.51	$6.54	$10.04	$9.18	$8.21
Number of accumulation units outstanding at end of period	291,441	286,262	282,667	256,032	216,613	137,214	101,610	56,833	24,253	11,518
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$33.45	$24.44	$21.48	$22.17	$17.94	$14.16	$20.67	$19.65	$16.93	$15.45
Value at end of period	$35.41	$33.45	$24.44	$21.48	$22.17	$17.94	$14.16	$20.67	$19.65	$16.93
Number of accumulation units outstanding at end of period	30,855	41,277	100,582	118,260	126,681	125,383	57,445	16,853	26,633	23,649
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.17	$13.08	$11.81	$11.97	$10.83	$8.91	$12.27	$11.80	$10.95
Value at end of period	$14.89	$14.17	$13.08	$11.81	$11.97	$10.83	$8.91	$12.27	$11.80
Number of accumulation units outstanding at end of period	13,462	18,247	76,021	76,463	115,518	89,970	24,589	29,776	1,170
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.82	$12.83	$11.38	$11.82	$10.46	$8.37	$12.74	$12.25	$10.95	$10.95
Value at end of period	$15.55	$14.82	$12.83	$11.38	$11.82	$10.46	$8.37	$12.74	$12.25	$10.95
Number of accumulation units outstanding at end of period	28,568	39,613	201,010	246,227	231,501	151,115	11,054	23,517	7,747	37
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.51	$12.97	$11.35	$11.97	$10.52	$8.25	$13.18	$12.60	$11.11	$11.11
Value at end of period	$16.29	$15.51	$12.97	$11.35	$11.97	$10.52	$8.25	$13.18	$12.60	$11.11
Number of accumulation units outstanding at end of period	37,486	42,652	234,612	233,305	186,691	140,234	10,473	15,911	4,364	41

CFI 121

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.90	$12.97	$11.30	$11.99	$10.48	$8.13	$13.60	$12.94	$11.32	$11.37
Value at end of period	$16.76	$15.90	$12.97	$11.30	$11.99	$10.48	$8.13	$13.60	$12.94	$11.32
Number of accumulation units outstanding at end of period	21,490	75,375	207,228	190,326	152,792	112,069	12,259	7,940	2,319	1
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.36	$12.51	$10.90	$11.57	$9.91
Value at end of period	$16.21	$15.36	$12.51	$10.90	$11.57
Number of accumulation units outstanding at end of period	5,732	5,361	15,976	5,474	3,092
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$12.08	$11.18
Value at end of period	$12.76	$12.08
Number of accumulation units outstanding at end of period	0	91
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.00	$13.17	$12.08	$12.11	$11.12	$9.55	$11.54	$11.03	$10.30
Value at end of period	$14.71	$14.00	$13.17	$12.08	$12.11	$11.12	$9.55	$11.54	$11.03
Number of accumulation units outstanding at end of period	1,443	6,797	36,422	32,990	34,806	14,482	5,294	227	67
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.09	$11.11	$9.99	$10.12	$9.16	$7.67	$7.49
Value at end of period	$12.69	$12.09	$11.11	$9.99	$10.12	$9.16	$7.67
Number of accumulation units outstanding at end of period	12,697	14,848	14,240	15,744	5,360	184	42
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$17.92	$16.09	$14.42	$14.26	$12.92	$11.03	$14.53	$13.82	$12.84	$12.45
Value at end of period	$18.98	$17.92	$16.09	$14.42	$14.26	$12.92	$11.03	$14.53	$13.82	$12.84
Number of accumulation units outstanding at end of period	14,118	14,609	15,338	13,155	13,344	10,350	948	2,107	1,901	2,315
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.26	$13.37	$11.70	$12.13	$10.80	$8.68	$13.67	$13.10	$11.64	$11.04
Value at end of period	$17.22	$16.26	$13.37	$11.70	$12.13	$10.80	$8.68	$13.67	$13.10	$11.64
Number of accumulation units outstanding at end of period	15,775	17,299	70,250	69,784	72,964	42,306	34,645	27,840	7,638	7,130
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.70	$14.42	$12.78	$12.93	$11.62	$9.60	$13.90	$13.26	$12.01	$11.54
Value at end of period	$17.71	$16.70	$14.42	$12.78	$12.93	$11.62	$9.60	$13.90	$13.26	$12.01
Number of accumulation units outstanding at end of period	37,293	38,808	105,922	108,783	103,272	83,557	25,795	35,711	3,365	4,061
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.07	$12.46	$12.08	$11.34	$10.76	$10.23	$9.93
Value at end of period	$12.68	$12.07	$12.46	$12.08	$11.34	$10.76	$10.23
Number of accumulation units outstanding at end of period	1,157	8,959	2,357	2,661	3,488	1,919	6
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$18.71	$14.26	$12.40	$12.26	$10.75	$7.96
Value at end of period	$21.08	$18.71	$14.26	$12.40	$12.26	$10.75
Number of accumulation units outstanding at end of period	2,910	2,421	1,793	1,804	1,060	386
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$27.02	$20.71	$17.91	$18.62	$15.36	$11.39	$15.61	$16.19	$14.11	$13.17
Value at end of period	$30.20	$27.02	$20.71	$17.91	$18.62	$15.36	$11.39	$15.61	$16.19	$14.11
Number of accumulation units outstanding at end of period	39,199	7,582	33,865	30,904	29,483	26,094	13,474	9,116	5,740	4,006

CFI 122

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.06	$22.52	$18.94	$18.65	$14.84	$11.05	$18.93	$17.95	$15.68	$14.70
Value at end of period	$32.20	$31.06	$22.52	$18.94	$18.65	$14.84	$11.05	$18.93	$17.95	$15.68
Number of accumulation units outstanding at end of period	18,454	20,117	61,499	64,831	73,132	73,234	38,438	50,885	29,394	24,588
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.57	$12.17	$9.72	$10.31	$8.92	$6.71	$9.74
Value at end of period	$14.25	$12.57	$12.17	$9.72	$10.31	$8.92	$6.71
Number of accumulation units outstanding at end of period	7,379	8,261	35,574	36,013	40,646	33,812	10,412
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.40	$13.22	$11.51	$10.58	$8.32	$6.16	$10.09	$12.35	$10.48
Value at end of period	$17.29	$13.40	$13.22	$11.51	$10.58	$8.32	$6.16	$10.09	$12.35
Number of accumulation units outstanding at end of period	29,524	34,373	81,864	68,245	80,004	54,608	17,158	9,711	584
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$27.09	$20.24	$18.14	$19.16	$17.21	$13.16	$21.80	$21.06	$18.62	$18.04
Value at end of period	$30.37	$27.09	$20.24	$18.14	$19.16	$17.21	$13.16	$21.80	$21.06	$18.62
Number of accumulation units outstanding at end of period	2,342	2,321	26,243	28,684	35,853	26,069	1,456	8,549	5,274	3,326
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.93	$11.46	$10.10	$10.44	$8.39	$6.77	$10.34	$10.11	$9.63
Value at end of period	$16.51	$15.93	$11.46	$10.10	$10.44	$8.39	$6.77	$10.34	$10.11
Number of accumulation units outstanding at end of period	704	1,770	5,534	6,929	2,934	1,753	272	338	263
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$21.80	$16.13	$14.16	$16.01	$12.55	$9.08	$15.01	$13.20	$11.87	$11.37
Value at end of period	$22.96	$21.80	$16.13	$14.16	$16.01	$12.55	$9.08	$15.01	$13.20	$11.87
Number of accumulation units outstanding at end of period	11,719	15,220	30,554	55,983	66,779	48,241	8,082	13	950	267
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.30	$15.14	$12.84	$13.20	$11.54	$9.04	$14.32	$14.75	$12.81	$12.46
Value at end of period	$22.01	$20.30	$15.14	$12.84	$13.20	$11.54	$9.04	$14.32	$14.75	$12.81
Number of accumulation units outstanding at end of period	72,069	76,416	109,809	203,816	208,757	205,955	150,798	19,545	11,449	3,522
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2005)
Value at beginning of period	$18.01	$14.51	$12.95	$13.18	$11.48	$9.42	$12.72	$12.03	$11.09	$11.10
Value at end of period	$19.50	$18.01	$14.51	$12.95	$13.18	$11.48	$9.42	$12.72	$12.03	$11.09
Number of accumulation units outstanding at end of period	948,283	919,410	1,081,930	1,198,021	1,122,959	929,226	685,885	345,350	372,014	124,966
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.76	$13.35	$11.73	$12.07	$10.80	$8.77	$13.02	$12.78	$11.09	$10.86
Value at end of period	$19.43	$17.76	$13.35	$11.73	$12.07	$10.80	$8.77	$13.02	$12.78	$11.09
Number of accumulation units outstanding at end of period	14,128	26,445	57,994	66,794	55,638	51,881	26,602	16,797	800	215
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$22.17	$23.68	$20.01	$24.64	$20.62	$12.10	$24.98	$18.16	$13.46	$12.06
Value at end of period	$22.23	$22.17	$23.68	$20.01	$24.64	$20.62	$12.10	$24.98	$18.16	$13.46
Number of accumulation units outstanding at end of period	9,799	10,823	40,303	45,097	64,484	78,429	29,379	22,113	1,028	35
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.92	$22.13	$18.56	$18.34	$15.01	$12.03	$18.08	$17.78	$15.36	$14.25
Value at end of period	$33.04	$28.92	$22.13	$18.56	$18.34	$15.01	$12.03	$18.08	$17.78	$15.36
Number of accumulation units outstanding at end of period	10,110	13,464	42,721	33,747	32,930	29,059	13,796	11,100	6,637	4,310

CFI 123

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$22.70	$16.45	$13.95	$14.23	$11.30	$8.93	$12.83	$13.14	$11.96
Value at end of period	$24.44	$22.70	$16.45	$13.95	$14.23	$11.30	$8.93	$12.83	$13.14
Number of accumulation units outstanding at end of period	5,637	9,849	21,178	21,858	15,759	14,167	2,584	394	177
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.86	$15.73	$13.01	$14.25	$11.95	$8.62	$14.54	$14.20	$12.15	$10.12
Value at end of period	$20.19	$19.86	$15.73	$13.01	$14.25	$11.95	$8.62	$14.54	$14.20	$12.15
Number of accumulation units outstanding at end of period	804,341	876,309	1,352,291	1,543,017	1,528,825	1,476,236	935,361	380,065	326,595	139,999
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$19.59	$17.56	$15.21	$15.42	$13.04	$7.86	$11.20	$10.62	$10.04
Value at end of period	$19.54	$19.59	$17.56	$15.21	$15.42	$13.04	$7.86	$11.20	$10.62
Number of accumulation units outstanding at end of period	18,068	7,968	25,781	27,820	29,775	21,994	2,870	370	9
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.77	$16.29	$14.32	$14.01	$12.36	$9.34	$12.97	$12.50	$10.98	$11.01
Value at end of period	$22.03	$19.77	$16.29	$14.32	$14.01	$12.36	$9.34	$12.97	$12.50	$10.98
Number of accumulation units outstanding at end of period	166,593	255,323	223,936	238,971	239,156	203,923	43,204	17,163	3,046	13
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.18	$15.77	$14.00	$14.64	$11.19	$7.69	$13.95	$12.09	$11.47	$9.94
Value at end of period	$23.53	$21.18	$15.77	$14.00	$14.64	$11.19	$7.69	$13.95	$12.09	$11.47
Number of accumulation units outstanding at end of period	314,568	339,627	693,711	967,968	999,962	954,280	519,115	53,237	145,786	31,355
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.87	$19.30	$16.57	$16.83	$14.74	$11.87	$18.57	$18.14	$15.33	$14.85
Value at end of period	$26.55	$24.87	$19.30	$16.57	$16.83	$14.74	$11.87	$18.57	$18.14	$15.33
Number of accumulation units outstanding at end of period	11,404	15,351	46,643	67,043	63,972	65,316	11,779	14,502	10,049	8,870
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$25.41	$18.36	$15.55	$15.81	$13.62	$9.59	$16.70	$15.30	$13.59	$12.88
Value at end of period	$27.44	$25.41	$18.36	$15.55	$15.81	$13.62	$9.59	$16.70	$15.30	$13.59
Number of accumulation units outstanding at end of period	105,449	115,405	319,364	398,657	393,800	379,512	176,700	157,029	175,551	139,251
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.67	$14.67	$12.44	$14.28	$12.63	$9.24	$18.42	$15.38	$13.14
Value at end of period	$16.38	$16.67	$14.67	$12.44	$14.28	$12.63	$9.24	$18.42	$15.38
Number of accumulation units outstanding at end of period	1,100	1,752	13,358	14,397	22,442	19,594	12,132	6,125	368
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31	$10.20
Value at end of period	$10.27	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31
Number of accumulation units outstanding at end of period	632,073	637,147	728,594	814,704	754,143	628,074	504,315
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$14.01	$10.80	$8.92	$9.53	$8.90	$6.77	$11.30	$11.10	$9.36
Value at end of period	$13.53	$14.01	$10.80	$8.92	$9.53	$8.90	$6.77	$11.30	$11.10
Number of accumulation units outstanding at end of period	3,785	4,856	26,489	17,059	13,638	13,017	2,178	1,938	102
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.08	$10.76	$8.91	$10.50	$8.46	$5.69	$10.52	$10.83
Value at end of period	$12.42	$13.08	$10.76	$8.91	$10.50	$8.46	$5.69	$10.52
Number of accumulation units outstanding at end of period	5,372	5,099	5,562	8,551	10,341	7,389	1,375	853

CFI 124

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$21.97	$16.43	$13.96	$17.07	$13.58	$8.22	$16.25	$14.95	$12.57	$10.85
Value at end of period	$22.52	$21.97	$16.43	$13.96	$17.07	$13.58	$8.22	$16.25	$14.95	$12.57
Number of accumulation units outstanding at end of period	30,440	780,819	846,389	815,582	788,983	559,973	318,946	158,868	46,024	14,776
WANGER USA
Value at beginning of period	$22.72	$17.10	$14.34	$14.96	$12.20	$8.64	$14.41	$13.77	$12.84	$11.62
Value at end of period	$23.66	$22.72	$17.10	$14.34	$14.96	$12.20	$8.64	$14.41	$13.77	$12.84
Number of accumulation units outstanding at end of period	24,717	25,054	90,317	116,294	130,643	93,492	29,736	9,575	790	65
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.58	$14.18	$12.69	$11.94	$10.61	$8.97	$13.51	$13.08	$11.17	$10.86
Value at end of period	$20.52	$18.58	$14.18	$12.69	$11.94	$10.61	$8.97	$13.51	$13.08	$11.17
Number of accumulation units outstanding at end of period	20,155	31,884	179,541	217,067	197,389	177,188	40,223	22,702	1,909	501
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$36.15	$26.35	$23.38	$24.05	$19.75	$15.30	$22.57	$24.72	$20.49	$18.68
Value at end of period	$38.56	$36.15	$26.35	$23.38	$24.05	$19.75	$15.30	$22.57	$24.72	$20.49
Number of accumulation units outstanding at end of period	1,706	2,213	49,869	50,866	50,018	45,701	2,998	5,107	2,697	890

TABLE 16

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.32	$15.19	$13.31	$14.14	$13.00	$10.85
Value at end of period	$21.14	$20.32	$15.19	$13.31	$14.14	$13.00
Number of accumulation units outstanding at end of period	5,709	7,315	2,973	2,569	826	58
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.59	$11.96	$10.83	$11.11	$9.65	$8.05
Value at end of period	$16.52	$14.59	$11.96	$10.83	$11.11	$9.65
Number of accumulation units outstanding at end of period	40,651	35,240	9,467	8,888	4,041	1,211
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.73	$12.21	$11.21	$11.08	$9.94	$8.43
Value at end of period	$17.04	$15.73	$12.21	$11.21	$11.08	$9.94
Number of accumulation units outstanding at end of period	99,851	87,390	43,698	36,413	1,702	1,653
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.06	$13.37	$12.62	$11.24	$10.73	$10.21
Value at end of period	$12.30	$12.06	$13.37	$12.62	$11.24	$10.73
Number of accumulation units outstanding at end of period	58,033	64,492	22,115	16,893	8,014	10
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$26.18	$18.22	$15.25	$17.33	$13.50
Value at end of period	$28.85	$26.18	$18.22	$15.25	$17.33
Number of accumulation units outstanding at end of period	4,081	4,235	1,950	1,274	373

CFI 125

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.04	$9.68	$7.78	$8.44	$8.03	$5.78	$10.44
Value at end of period	$11.84	$12.04	$9.68	$7.78	$8.44	$8.03	$5.78
Number of accumulation units outstanding at end of period	55,868	36,067	10,503	3,073	2,252	461	431
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.10	$12.61	$10.91	$11.76
Value at end of period	$19.72	$18.10	$12.61	$10.91
Number of accumulation units outstanding at end of period	11,565	4,911	2,126	2,087
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during November 2009)
Value at beginning of period	$23.17	$17.51	$15.58	$15.78	$12.64	$11.95
Value at end of period	$24.49	$23.17	$17.51	$15.58	$15.78	$12.64
Number of accumulation units outstanding at end of period	26,970	26,936	3,958	3,539	1,150	13
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.17	$14.66	$13.36	$12.86	$11.55	$9.29	$13.62	$13.35	$12.36	$11.78
Value at end of period	$18.69	$17.17	$14.66	$13.36	$12.86	$11.55	$9.29	$13.62	$13.35	$12.36
Number of accumulation units outstanding at end of period	43,298	46,288	46,684	46,603	47,040	78,696	86,795	97,790	115,155	145,181
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.16	$10.91	$9.49	$10.20
Value at end of period	$14.43	$11.16	$10.91	$9.49
Number of accumulation units outstanding at end of period	8,413	6,025	2,260	1,368
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.64	$9.73	$8.52	$9.04	$7.83	$6.19	$8.97
Value at end of period	$14.03	$12.64	$9.73	$8.52	$9.04	$7.83	$6.19
Number of accumulation units outstanding at end of period	16,034	21,388	5,765	9,477	3,916	2,079	13
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.43	$10.75	$9.30	$9.78	$8.01	$6.10	$8.87
Value at end of period	$16.05	$14.43	$10.75	$9.30	$9.78	$8.01	$6.10
Number of accumulation units outstanding at end of period	27,705	11,656	4,342	3,011	154	430	17
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$12.08	$11.47
Value at end of period	$12.64	$12.08
Number of accumulation units outstanding at end of period	1,446	391
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$21.18	$17.75	$14.99	$17.48	$16.09	$11.65	$19.73	$16.71	$13.82	$11.49
Value at end of period	$20.48	$21.18	$17.75	$14.99	$17.48	$16.09	$11.65	$19.73	$16.71	$13.82
Number of accumulation units outstanding at end of period	612,264	582,421	174,829	193,133	139,279	328,320	297,411	278,450	236,077	173,737
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.56	$22.67	$19.61	$20.26	$17.41	$12.92	$22.63	$19.38	$17.47	$15.04
Value at end of period	$32.86	$29.56	$22.67	$19.61	$20.26	$17.41	$12.92	$22.63	$19.38	$17.47
Number of accumulation units outstanding at end of period	1,064,966	1,134,588	601,182	550,952	418,695	759,567	797,105	941,729	994,100	923,799
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.98	$15.70	$13.48	$13.45	$11.76	$9.09	$15.97	$15.84	$13.27	$12.62
Value at end of period	$21.58	$19.98	$15.70	$13.48	$13.45	$11.76	$9.09	$15.97	$15.84	$13.27
Number of accumulation units outstanding at end of period	257,596	288,526	243,651	216,540	194,844	302,711	343,187	434,592	477,516	472,995

CFI 126

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.03	$14.79	$12.99	$13.05	$10.59	$8.31	$15.84	$12.56	$11.84	$11.27
Value at end of period	$22.14	$20.03	$14.79	$12.99	$13.05	$10.59	$8.31	$15.84	$12.56	$11.84
Number of accumulation units outstanding at end of period	512,830	529,118	321,546	275,318	194,985	290,339	393,530	526,777	544,267	620,174
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.35	$13.40	$11.17	$13.58	$12.09	$9.62	$17.25	$14.81	$12.63	$10.68
Value at end of period	$15.84	$17.35	$13.40	$11.17	$13.58	$12.09	$9.62	$17.25	$14.81	$12.63
Number of accumulation units outstanding at end of period	35,044	36,551	54,765	39,609	37,223	35,798	41,798	54,406	49,823	58,637
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$30.10	$22.25	$18.93	$19.80	$15.55	$12.13	$18.23	$18.81	$16.19	$14.99
Value at end of period	$30.06	$30.10	$22.25	$18.93	$19.80	$15.55	$12.13	$18.23	$18.81	$16.19
Number of accumulation units outstanding at end of period	98,457	99,022	58,425	51,041	38,003	51,356	54,529	73,488	87,801	90,577
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.57	$10.39	$8.93	$9.17	$8.10	$6.12	$9.21
Value at end of period	$14.67	$13.57	$10.39	$8.93	$9.17	$8.10	$6.12
Number of accumulation units outstanding at end of period	218,926	218,233	96,885	89,927	13,970	22,733	10,065
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.00	$14.03	$12.80	$13.75	$12.31	$11.00
Value at end of period	$18.68	$18.00	$14.03	$12.80	$13.75	$12.31
Number of accumulation units outstanding at end of period	12,013	10,988	6,208	5,341	1,819	56
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.21	$36.08	$37.18
Value at end of period	$54.06	$50.21	$36.08
Number of accumulation units outstanding at end of period	14,190	15,616	9,497
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.44	$12.03	$10.64	$10.72	$9.85	$7.73	$11.15	$10.39	$8.96	$8.57
Value at end of period	$16.58	$15.44	$12.03	$10.64	$10.72	$9.85	$7.73	$11.15	$10.39	$8.96
Number of accumulation units outstanding at end of period	60,284	67,827	44,297	49,666	35,048	41,661	62,975	93,939	103,955	69,589
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$30.58	$25.63	$22.71	$22.50	$20.91	$16.73	$20.01	$18.23	$16.58	$15.47
Value at end of period	$32.95	$30.58	$25.63	$22.71	$22.50	$20.91	$16.73	$20.01	$18.23	$16.58
Number of accumulation units outstanding at end of period	1	1	9	7	1	143	120	747	434	426
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$29.17	$22.19	$19.05	$19.46	$15.57	$10.83	$19.37	$15.99	$14.17	$12.71
Value at end of period	$32.59	$29.17	$22.19	$19.05	$19.46	$15.57	$10.83	$19.37	$15.99	$14.17
Number of accumulation units outstanding at end of period	720	719	730	728	818	943	1,027	1,368	1,497	1,635
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$22.73	$22.92	$21.31	$20.10	$18.75	$16.68	$15.84	$14.90	$14.40	$14.22
Value at end of period	$23.69	$22.73	$22.92	$21.31	$20.10	$18.75	$16.68	$15.84	$14.90	$14.40
Number of accumulation units outstanding at end of period	589	604	594	768	537	602	605	595	410	376
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
Value at beginning of period	$15.43	$12.10	$10.15	$11.85	$10.30	$7.53	$13.70	$12.59	$10.73	$10.20
Value at end of period	$16.46	$15.43	$12.10	$10.15	$11.85	$10.30	$7.53	$13.70	$12.59	$10.73
Number of accumulation units outstanding at end of period	1,012	1,002	978	946	916	1,045	1,086	1,335	1,736	1,889
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$18.13	$14.01	$11.90	$12.65	$11.12	$8.22	$13.72	$12.01	$10.86	$10.48
Value at end of period	$20.34	$18.13	$14.01	$11.90	$12.65	$11.12	$8.22	$13.72	$12.01	$10.86
Number of accumulation units outstanding at end of period	1,013	1,004	995	964	1,000	971	1,142	1,056	1,033	1,003

CFI 127

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.58	$8.79	$8.40	$8.98	$7.35	$5.35	$5.84
Value at end of period	$13.10	$11.58	$8.79	$8.40	$8.98	$7.35	$5.35
Number of accumulation units outstanding at end of period	4,051	2,172	910	678	297	307	44
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during December 2008)
Value at beginning of period	$17.17	$12.75	$11.06	$11.35	$9.16	$7.18	$6.63
Value at end of period	$17.91	$17.17	$12.75	$11.06	$11.35	$9.16	$7.18
Number of accumulation units outstanding at end of period	21,476	21,431	4,114	3,755	1,196	369	7
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.26	$15.66	$13.77	$14.44	$11.60	$9.22	$15.31	$15.33	$13.76	$12.80
Value at end of period	$22.44	$20.26	$15.66	$13.77	$14.44	$11.60	$9.22	$15.31	$15.33	$13.76
Number of accumulation units outstanding at end of period	247,358	262,255	95,061	84,098	44,088	51,979	59,386	103,690	120,995	114,100
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during May 2013)
Value at beginning of period	$9.74	$9.92
Value at end of period	$10.24	$9.74
Number of accumulation units outstanding at end of period	30,788	4,299
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.86	$11.58	$10.52	$10.93	$8.98	$6.94	$11.44	$10.73	$9.73
Value at end of period	$17.37	$15.86	$11.58	$10.52	$10.93	$8.98	$6.94	$11.44	$10.73
Number of accumulation units outstanding at end of period	35,372	33,339	11,098	9,711	19,524	5,321	3,092	1,589	110
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.46	$17.84	$14.87	$16.22	$14.49	$10.61	$17.20	$14.94	$12.55	$11.36
Value at end of period	$23.01	$22.46	$17.84	$14.87	$16.22	$14.49	$10.61	$17.20	$14.94	$12.55
Number of accumulation units outstanding at end of period	104,168	98,957	27,673	27,032	25,351	29,281	30,287	33,478	43,556	18,482
NUVEEN U.S. INFRASTRUCTURE INCOME FUND (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$20.71
Value at end of period	$20.75
Number of accumulation units outstanding at end of period	0
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$84.30	$78.35	$65.29	$80.28	$63.66	$35.28	$68.35	$51.43	$41.37	$29.50
Value at end of period	$79.69	$84.30	$78.35	$65.29	$80.28	$63.66	$35.28	$68.35	$51.43	$41.37
Number of accumulation units outstanding at end of period	123,663	124,772	53,401	55,322	41,715	91,719	87,308	92,334	132,434	99,399
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$34.47	$27.26	$22.64	$24.86	$21.59	$15.55	$26.19	$24.80	$21.22	$18.70
Value at end of period	$35.01	$34.47	$27.26	$22.64	$24.86	$21.59	$15.55	$26.19	$24.80	$21.22
Number of accumulation units outstanding at end of period	2,935	3,049	3,186	3,169	3,210	3,320	3,312	3,477	1,889	3,397
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$22.14	$22.33	$19.80	$19.77	$17.32	$14.68	$17.23	$15.82	$14.82	$14.54
Value at end of period	$22.61	$22.14	$22.33	$19.80	$19.77	$17.32	$14.68	$17.23	$15.82	$14.82
Number of accumulation units outstanding at end of period	3,282	3,429	3,615	3,613	3,607	3,648	3,648	3,648	3,714	3,714
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$21.65	$15.46	$13.19	$13.59	$11.09	$8.14	$13.18	$13.44	$11.77	$10.98
Value at end of period	$24.06	$21.65	$15.46	$13.19	$13.59	$11.09	$8.14	$13.18	$13.44	$11.77
Number of accumulation units outstanding at end of period	16,609	19,033	8,596	10,229	5,766	5,506	6,550	5,173	5,910	1,039

CFI 128

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.51	$13.43	$12.15	$12.46	$11.22	$9.31	$13.53	$12.45	$11.32	$10.82
Value at end of period	$16.63	$15.51	$13.43	$12.15	$12.46	$11.22	$9.31	$13.53	$12.45	$11.32
Number of accumulation units outstanding at end of period	108,765	105,603	43,012	40,604	15,643	276,306	244,187	235,814	231,678	192,281
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.16	$16.82	$15.57	$14.04	$13.08	$11.13	$12.06	$10.99	$10.97	$10.82
Value at end of period	$15.52	$15.16	$16.82	$15.57	$14.04	$13.08	$11.13	$12.06	$10.99	$10.97
Number of accumulation units outstanding at end of period	173,186	195,870	140,080	138,385	73,349	66,791	65,949	40,896	116,096	76,173
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.71	$8.95	$8.05	$10.58	$9.20	$5.30	$12.78	$10.35
Value at end of period	$7.57	$8.71	$8.95	$8.05	$10.58	$9.20	$5.30	$12.78
Number of accumulation units outstanding at end of period	81,463	93,433	31,760	21,191	12,172	17,409	10,358	29,479
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.37	$16.51	$14.33	$14.67	$12.52	$7.85	$12.25	$11.65	$10.82	$10.69
Value at end of period	$18.26	$18.37	$16.51	$14.33	$14.67	$12.52	$7.85	$12.25	$11.65	$10.82
Number of accumulation units outstanding at end of period	73,870	66,757	47,279	44,951	11,512	11,165	16,192	24,388	22,875	17,785
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.71	$10.67	$8.81	$10.35	$8.34	$5.47	$8.73
Value at end of period	$13.86	$13.71	$10.67	$8.81	$10.35	$8.34	$5.47
Number of accumulation units outstanding at end of period	36,258	34,458	13,767	12,153	5,036	2,558	1,353
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$32.88	$32.39	$28.16	$29.05	$25.96	$22.00	$20.84	$18.93	$16.81	$17.46
Value at end of period	$33.16	$32.88	$32.39	$28.16	$29.05	$25.96	$22.00	$20.84	$18.93	$16.81
Number of accumulation units outstanding at end of period	256,966	252,470	89,023	93,201	61,322	68,133	63,946	45,480	66,512	38,203
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.47	$11.79	$11.21	$10.60	$9.96	$8.73	$9.99
Value at end of period	$12.03	$11.47	$11.79	$11.21	$10.60	$9.96	$8.73
Number of accumulation units outstanding at end of period	20,793	20,855	5,622	4,494	4,938	1,829	762
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$20.23	$15.22	$12.71	$13.46	$12.07	$9.03	$14.93	$13.56	$12.31	$10.86
Value at end of period	$21.95	$20.23	$15.22	$12.71	$13.46	$12.07	$9.03	$14.93	$13.56	$12.31
Number of accumulation units outstanding at end of period	702,276	695,983	294,097	365,512	224,794	430,521	419,556	373,683	333,928	262,097
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$3.69	$7.65	$8.76	$9.80
Value at end of period	$3.36	$3.69	$7.65	$8.76
Number of accumulation units outstanding at end of period	119,221	90,235	4,215	1,736
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.59	$17.03	$15.90	$15.51	$14.52	$12.98	$13.10	$12.05	$11.67	$11.51
Value at end of period	$17.33	$16.59	$17.03	$15.90	$15.51	$14.52	$12.98	$13.10	$12.05	$11.67
Number of accumulation units outstanding at end of period	334,260	357,746	265,448	114,841	87,961	100,325	90,948	84,244	152,071	124,219
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.76	$16.19	$14.35	$14.64	$12.92	$10.91	$15.28	$14.58	$13.35	$12.89
Value at end of period	$19.79	$18.76	$16.19	$14.35	$14.64	$12.92	$10.91	$15.28	$14.58	$13.35
Number of accumulation units outstanding at end of period	252,752	275,200	256,600	258,977	168,867	188,224	291,415	361,575	333,481	396,263
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.34	$15.04	$14.17	$13.76	$11.85	$9.81	$11.80	$10.83	$10.15	$9.99
Value at end of period	$14.43	$14.34	$15.04	$14.17	$13.76	$11.85	$9.81	$11.80	$10.83	$10.15
Number of accumulation units outstanding at end of period	180,092	206,612	196,913	148,490	119,205	145,462	184,287	246,557	275,969	358,804

CFI 129

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2014)
Value at beginning of period	$10.00
Value at end of period	$10.18
Number of accumulation units outstanding at end of period	3,977
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.85	$11.39	$11.81	$13.09	$10.84	$7.94	$13.54	$9.69
Value at end of period	$11.26	$12.85	$11.39	$11.81	$13.09	$10.84	$7.94	$13.54
Number of accumulation units outstanding at end of period	516,231	501,192	103,240	107,397	88,393	110,615	111,388	132,275
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$14.80	$11.41	$9.92	$10.02	$8.84	$6.84	$11.04	$10.35	$9.13	$8.50
Value at end of period	$16.27	$14.80	$11.41	$9.92	$10.02	$8.84	$6.84	$11.04	$10.35	$9.13
Number of accumulation units outstanding at end of period	832,863	969,244	672,282	788,909	545,563	549,968	743,352	1,200,881	1,310,593	1,507,404
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$18.54	$17.68	$15.61	$15.05	$13.27	$8.95	$11.63	$11.38	$10.52	$10.27
Value at end of period	$18.62	$18.54	$17.68	$15.61	$15.05	$13.27	$8.95	$11.63	$11.38	$10.52
Number of accumulation units outstanding at end of period	45,332	51,492	25,434	22,854	19,877	22,140	19,366	17,645	15,288	5,419
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$18.39	$13.93	$12.26	$12.35	$10.92	$8.92	$14.31	$13.72	$12.06	$11.52
Value at end of period	$20.79	$18.39	$13.93	$12.26	$12.35	$10.92	$8.92	$14.31	$13.72	$12.06
Number of accumulation units outstanding at end of period	766,546	788,456	216,436	275,989	226,176	381,827	427,312	449,198	580,790	665,283
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.73	$28.24	$24.16	$24.61	$20.33	$15.54	$25.07	$23.93	$22.02	$19.95
Value at end of period	$41.05	$37.73	$28.24	$24.16	$24.61	$20.33	$15.54	$25.07	$23.93	$22.02
Number of accumulation units outstanding at end of period	381,550	395,740	116,972	114,053	105,531	148,139	158,219	224,125	270,615	303,738
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.74	$19.58	$17.54	$17.80	$14.59	$11.77	$17.84	$19.16	$16.95	$15.86
Value at end of period	$29.05	$27.74	$19.58	$17.54	$17.80	$14.59	$11.77	$17.84	$19.16	$16.95
Number of accumulation units outstanding at end of period	199,088	207,313	48,397	61,094	62,317	63,494	71,338	123,641	181,030	183,735
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$20.27	$20.44	$18.82	$17.62	$16.15	$14.58	$16.04	$15.24	$14.75	$14.40
Value at end of period	$21.48	$20.27	$20.44	$18.82	$17.62	$16.15	$14.58	$16.04	$15.24	$14.75
Number of accumulation units outstanding at end of period	190,604	214,007	116,886	130,162	110,443	367,914	411,319	366,287	436,561	423,773
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.01	$8.30	$7.04	$8.07	$7.54	$5.94	$8.83
Value at end of period	$9.35	$10.01	$8.30	$7.04	$8.07	$7.54	$5.94
Number of accumulation units outstanding at end of period	62,373	53,484	24,544	25,924	11,456	14,166	379
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.73	$13.90	$11.74	$13.90	$13.66	$10.82	$19.03	$16.89	$13.14	$12.09
Value at end of period	$15.80	$16.73	$13.90	$11.74	$13.90	$13.66	$10.82	$19.03	$16.89	$13.14
Number of accumulation units outstanding at end of period	45,366	51,012	19,957	22,077	29,244	44,888	47,593	65,781	82,905	81,125
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.80	$12.15	$10.36	$10.32
Value at end of period	$17.83	$15.80	$12.15	$10.36
Number of accumulation units outstanding at end of period	448,226	281,849	208,998	230,258
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.88	$9.91	$8.70	$8.46	$7.14	$6.38	$9.20	$9.41
Value at end of period	$14.08	$12.88	$9.91	$8.70	$8.46	$7.14	$6.38	$9.20
Number of accumulation units outstanding at end of period	931,148	872,040	410,518	353,126	129,660	149,889	169,128	301,113

CFI 130

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.38	$19.36	$17.08	$17.28	$13.35	$9.51	$15.35	$12.29	$11.48	$10.48
Value at end of period	$27.43	$25.38	$19.36	$17.08	$17.28	$13.35	$9.51	$15.35	$12.29	$11.48
Number of accumulation units outstanding at end of period	122,812	138,207	55,483	50,269	5,907	6,677	8,901	9,444	7,995	6,144
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.09	$13.18	$13.27	$13.36	$13.42	$13.47	$13.21	$12.65	$12.15	$11.88
Value at end of period	$13.00	$13.09	$13.18	$13.27	$13.36	$13.42	$13.47	$13.21	$12.65	$12.15
Number of accumulation units outstanding at end of period	531,800	1,321,649	1,308,727	1,268,414	1,072,504	1,141,077	1,104,773	1,333,041	1,145,843	791,902
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.21	$10.95	$9.98	$10.50	$9.11	$7.37	$11.33	$10.83	$9.83
Value at end of period	$16.27	$14.21	$10.95	$9.98	$10.50	$9.11	$7.37	$11.33	$10.83
Number of accumulation units outstanding at end of period	17,947	25,447	28,102	14,994	13,630	10,548	8,355	39,398	8,424
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.73	$16.58	$14.58	$14.09	$12.58	$10.71
Value at end of period	$24.41	$21.73	$16.58	$14.58	$14.09	$12.58
Number of accumulation units outstanding at end of period	17,778	22,596	6,759	4,496	3,183	2,214
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.95	$10.64	$9.27	$9.10	$8.17	$6.65	$9.18
Value at end of period	$15.64	$13.95	$10.64	$9.27	$9.10	$8.17	$6.65
Number of accumulation units outstanding at end of period	87,807	79,750	26,290	9,022	2,987	3,627	175
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.66	$15.06	$13.08	$13.10	$11.87	$10.06
Value at end of period	$21.91	$19.66	$15.06	$13.08	$13.10	$11.87
Number of accumulation units outstanding at end of period	18,005	15,267	3,647	1,868	719	404
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.99	$17.91	$15.61	$16.08	$12.86	$11.42
Value at end of period	$26.47	$23.99	$17.91	$15.61	$16.08	$12.86
Number of accumulation units outstanding at end of period	12,973	14,237	8,446	7,585	6,058	5,337
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.50	$11.63	$10.01	$10.27	$8.26	$5.94	$10.15
Value at end of period	$17.35	$15.50	$11.63	$10.01	$10.27	$8.26	$5.94
Number of accumulation units outstanding at end of period	86,313	58,517	28,337	1,933	1,287	961	37
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.67	$12.10	$10.50	$11.00	$8.77	$6.97	$9.16
Value at end of period	$17.37	$16.67	$12.10	$10.50	$11.00	$8.77	$6.97
Number of accumulation units outstanding at end of period	69,607	54,517	29,309	7,843	6,568	1,129	234
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.62	$12.76	$11.15	$11.14	$8.48	$6.51	$10.01	$9.16	$8.19	$7.56
Value at end of period	$18.48	$17.62	$12.76	$11.15	$11.14	$8.48	$6.51	$10.01	$9.16	$8.19
Number of accumulation units outstanding at end of period	61,893	59,896	30,861	20,726	10,359	4,911	5,512	8,124	10,349	4,285
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$33.19	$24.26	$21.34	$22.03	$17.84	$14.08	$20.57	$19.56	$16.87	$15.40
Value at end of period	$35.12	$33.19	$24.26	$21.34	$22.03	$17.84	$14.08	$20.57	$19.56	$16.87
Number of accumulation units outstanding at end of period	176,708	182,709	83,895	98,335	89,391	94,326	103,891	152,271	178,677	204,020

CFI 131

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.11	$13.03	$11.77	$11.94	$10.81	$8.90	$12.25	$11.79	$10.72	$10.46
Value at end of period	$14.82	$14.11	$13.03	$11.77	$11.94	$10.81	$8.90	$12.25	$11.79	$10.72
Number of accumulation units outstanding at end of period	97,168	105,759	73,968	66,706	40,744	48,449	88,111	44,810	5,274	326
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.76	$12.78	$11.34	$11.79	$10.43	$8.35	$12.72	$12.24	$10.95	$10.72
Value at end of period	$15.48	$14.76	$12.78	$11.34	$11.79	$10.43	$8.35	$12.72	$12.24	$10.95
Number of accumulation units outstanding at end of period	250,266	241,044	103,163	109,927	77,216	103,007	166,859	75,727	23,475	200
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.44	$12.92	$11.31	$11.94	$10.49	$8.23	$13.16	$12.59	$11.11	$10.51
Value at end of period	$16.21	$15.44	$12.92	$11.31	$11.94	$10.49	$8.23	$13.16	$12.59	$11.11
Number of accumulation units outstanding at end of period	250,026	273,746	214,471	163,242	66,397	63,674	144,871	71,265	12,390	360
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.83	$12.92	$11.26	$11.96	$10.46	$8.11	$13.58	$12.93	$11.32	$10.88
Value at end of period	$16.68	$15.83	$12.92	$11.26	$11.96	$10.46	$8.11	$13.58	$12.93	$11.32
Number of accumulation units outstanding at end of period	150,313	203,644	148,985	102,906	94,420	82,415	108,425	42,156	3,580	3,878
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.33	$12.50	$10.89	$11.56	$9.62
Value at end of period	$16.18	$15.33	$12.50	$10.89	$11.56
Number of accumulation units outstanding at end of period	23,424	22,903	4,775	1,607	41
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.04	$10.49	$9.29	$9.59	$8.57	$6.94	$9.12
Value at end of period	$12.72	$12.04	$10.49	$9.29	$9.59	$8.57	$6.94
Number of accumulation units outstanding at end of period	5,241	6,220	3,906	3,971	4,076	6,279	5,382
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.94	$13.12	$12.03	$12.08	$11.10	$9.53	$11.52	$11.03	$10.34	$10.19
Value at end of period	$14.64	$13.94	$13.12	$12.03	$12.08	$11.10	$9.53	$11.52	$11.03	$10.34
Number of accumulation units outstanding at end of period	9,555	14,522	12,806	15,551	7,640	5,121	12,606	3,236	446	14
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.06	$11.09	$9.97	$10.11	$9.16	$7.66	$9.34
Value at end of period	$12.64	$12.06	$11.09	$9.97	$10.11	$9.16	$7.66
Number of accumulation units outstanding at end of period	12,888	11,340	6,856	7,419	5,530	6,851	2,162
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$17.78	$15.97	$14.32	$14.17	$12.85	$10.98	$14.46	$13.76	$12.79	$12.40
Value at end of period	$18.83	$17.78	$15.97	$14.32	$14.17	$12.85	$10.98	$14.46	$13.76	$12.79
Number of accumulation units outstanding at end of period	38,647	48,124	27,270	27,255	22,439	30,448	38,507	55,720	63,261	72,425
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.13	$13.27	$11.62	$12.06	$10.74	$8.64	$13.60	$13.04	$11.60	$11.00
Value at end of period	$17.07	$16.13	$13.27	$11.62	$12.06	$10.74	$8.64	$13.60	$13.04	$11.60
Number of accumulation units outstanding at end of period	122,805	133,523	65,723	75,884	66,109	76,887	114,956	131,147	181,504	187,474
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.57	$14.32	$12.69	$12.85	$11.55	$9.55	$13.83	$13.21	$11.96	$11.51
Value at end of period	$17.56	$16.57	$14.32	$12.69	$12.85	$11.55	$9.55	$13.83	$13.21	$11.96
Number of accumulation units outstanding at end of period	64,496	67,438	54,066	70,693	57,253	84,892	111,873	138,468	169,717	155,405

CFI 132

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.04	$12.44	$12.06	$11.33	$10.75	$10.22	$9.92
Value at end of period	$12.63	$12.04	$12.44	$12.06	$11.33	$10.75	$10.22
Number of accumulation units outstanding at end of period	28,150	24,950	23,312	17,353	9,822	2,550	9
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$26.87	$20.60	$17.83	$18.54	$15.30	$11.35	$15.57	$16.15	$14.09	$13.15
Value at end of period	$30.01	$26.87	$20.60	$17.83	$18.54	$15.30	$11.35	$15.57	$16.15	$14.09
Number of accumulation units outstanding at end of period	33,049	34,280	9,944	9,845	5,971	4,767	14,960	18,907	34,265	34,192
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.88	$22.40	$18.85	$18.57	$14.78	$11.01	$18.87	$17.91	$15.65	$14.68
Value at end of period	$32.00	$30.88	$22.40	$18.85	$18.57	$14.78	$11.01	$18.87	$17.91	$15.65
Number of accumulation units outstanding at end of period	86,523	93,440	55,359	49,703	34,231	33,021	31,644	43,502	40,252	42,156
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.54	$12.15	$9.70	$10.30	$8.92	$6.71	$9.74
Value at end of period	$14.20	$12.54	$12.15	$9.70	$10.30	$8.92	$6.71
Number of accumulation units outstanding at end of period	92,973	94,758	41,230	46,097	27,405	36,167	44,813
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.35	$13.17	$11.48	$10.56	$8.31	$6.16	$10.08	$12.34	$10.20
Value at end of period	$17.22	$13.35	$13.17	$11.48	$10.56	$8.31	$6.16	$10.08	$12.34
Number of accumulation units outstanding at end of period	144,253	147,603	36,248	31,572	21,428	18,557	16,290	17,287	15,513
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$26.93	$20.13	$18.05	$19.07	$17.14	$13.11	$21.73	$21.01	$18.58	$18.01
Value at end of period	$30.17	$26.93	$20.13	$18.05	$19.07	$17.14	$13.11	$21.73	$21.01	$18.58
Number of accumulation units outstanding at end of period	13,156	12,904	5,900	4,961	3,972	5,872	6,351	7,992	8,832	7,510
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.87	$11.42	$10.07	$10.42	$8.37	$6.76	$10.33	$10.20
Value at end of period	$16.44	$15.87	$11.42	$10.07	$10.42	$8.37	$6.76	$10.33
Number of accumulation units outstanding at end of period	11,420	11,963	9,350	7,240	4,755	3,998	5,249	4,878
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.70	$16.07	$14.12	$15.96	$12.52	$9.06	$14.99	$13.99	$11.87	$10.89
Value at end of period	$22.85	$21.70	$16.07	$14.12	$15.96	$12.52	$9.06	$14.99	$13.19	$11.87
Number of accumulation units outstanding at end of period	46,932	50,927	29,592	31,208	31,423	27,094	23,761	19,145	12,522	1,199
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.18	$15.06	$12.78	$13.14	$11.50	$9.01	$14.28	$14.71	$12.79	$12.45
Value at end of period	$21.87	$20.18	$15.06	$12.78	$13.14	$11.50	$9.01	$14.28	$14.71	$12.79
Number of accumulation units outstanding at end of period	107,980	112,213	28,121	31,389	21,505	38,133	46,060	63,987	77,053	75,990
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.44	$14.43	$12.89	$13.12	$11.45	$9.66	$12.36	$12.35	$11.08	$10.15
Value at end of period	$19.38	$17.44	$14.43	$12.89	$13.12	$11.45	$9.66	$12.36	$12.35	$11.08
Number of accumulation units outstanding at end of period	433,743	397,267	288,766	260,079	233,613	282,865	375,079	445,193	428,146	464,730
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.68	$13.30	$11.69	$12.04	$10.77	$8.75	$13.01	$12.77	$11.08	$10.81
Value at end of period	$19.34	$17.68	$13.30	$11.69	$12.04	$10.77	$8.75	$13.01	$12.77	$11.08
Number of accumulation units outstanding at end of period	41,644	56,304	27,482	18,009	10,102	16,026	18,099	24,646	21,331	6,844

CFI 133

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$22.08	$23.59	$19.94	$24.57	$20.57	$12.07	$24.95	$18.14	$13.45	$10.69
Value at end of period	$22.12	$22.08	$23.59	$19.94	$24.57	$20.57	$12.07	$24.95	$18.14	$13.45
Number of accumulation units outstanding at end of period	28,008	30,651	16,674	18,096	12,101	13,226	12,659	25,425	17,893	5,768
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.75	$22.01	$18.47	$18.26	$14.96	$11.99	$18.03	$17.74	$15.33	$14.23
Value at end of period	$32.83	$28.75	$22.01	$18.47	$18.26	$14.96	$11.99	$18.03	$17.74	$15.33
Number of accumulation units outstanding at end of period	74,880	74,177	38,752	26,612	18,252	18,431	20,708	24,470	53,619	51,464
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$22.61	$16.38	$13.90	$14.19	$11.27	$8.92	$12.82	$13.13	$11.34	$10.58
Value at end of period	$24.32	$22.61	$16.38	$13.90	$14.19	$11.27	$8.92	$12.82	$13.13	$11.34
Number of accumulation units outstanding at end of period	46,008	36,808	2,378	2,063	1,238	1,201	1,369	2,727	1,452	42
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.75	$15.15	$12.95	$14.19	$11.92	$8.60	$14.51	$14.17	$12.14	$10.12
Value at end of period	$19.43	$19.75	$15.15	$12.95	$14.19	$11.92	$8.60	$14.51	$14.17	$12.14
Number of accumulation units outstanding at end of period	674,120	742,252	502,601	502,985	443,653	515,307	618,431	851,113	982,910	1,034,639
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$19.52	$17.50	$15.16	$15.38	$13.01	$7.84	$11.19	$10.61	$9.90
Value at end of period	$19.45	$19.52	$17.50	$15.16	$15.38	$13.01	$7.84	$11.19	$10.61
Number of accumulation units outstanding at end of period	76,708	52,718	28,529	19,629	8,524	9,066	2,290	2,824	1,562
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$19.69	$16.22	$14.27	$13.97	$12.33	$9.32	$12.95	$12.49	$10.97	$10.45
Value at end of period	$21.93	$19.69	$16.22	$14.27	$13.97	$12.33	$9.32	$12.95	$12.49	$10.97
Number of accumulation units outstanding at end of period	1,265,960	1,138,267	213,828	204,331	75,997	109,672	79,771	62,240	60,959	10,860
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.58	$15.71	$13.94	$14.58	$11.42	$7.68	$13.92	$12.08	$11.46	$9.94
Value at end of period	$23.42	$21.58	$15.71	$13.94	$14.58	$11.42	$7.68	$13.92	$12.08	$11.46
Number of accumulation units outstanding at end of period	258,499	295,574	251,521	285,785	236,589	244,911	320,540	427,747	564,689	607,348
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.74	$19.21	$16.50	$16.76	$14.69	$11.83	$18.53	$18.11	$15.31	$14.84
Value at end of period	$26.40	$24.74	$19.21	$16.50	$16.76	$14.69	$11.83	$18.53	$18.11	$15.31
Number of accumulation units outstanding at end of period	82,927	81,912	28,746	38,154	32,718	28,514	29,594	43,509	49,026	48,013
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$25.21	$18.23	$15.44	$15.72	$13.54	$9.54	$16.62	$15.23	$13.54	$12.84
Value at end of period	$27.21	$25.21	$18.23	$15.44	$15.72	$13.54	$9.54	$16.62	$15.23	$13.54
Number of accumulation units outstanding at end of period	417,752	440,322	148,606	168,572	155,494	215,962	250,548	303,391	331,352	341,897
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.60	$14.62	$12.40	$14.24	$12.60	$9.22	$18.40	$15.37	$12.48	$11.18
Value at end of period	$16.30	$16.60	$14.62	$12.40	$14.24	$12.60	$9.22	$18.40	$15.37	$12.48
Number of accumulation units outstanding at end of period	19,067	18,551	9,100	9,507	4,034	5,628	7,282	9,438	6,034	1,837
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.03	$9.24	$7.82	$8.95	$8.28	$6.31	$10.20
Value at end of period	$10.23	$11.03	$9.24	$7.82	$8.95	$8.28	$6.31
Number of accumulation units outstanding at end of period	286,732	318,764	212,173	210,242	199,699	227,497	243,351

CFI 134

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.96	$10.76	$8.90	$9.50	$8.88	$6.76	$11.29	$11.10	$9.41
Value at end of period	$13.48	$13.96	$10.76	$8.90	$9.50	$8.88	$6.76	$11.29	$11.10
Number of accumulation units outstanding at end of period	15,091	12,896	3,754	3,628	2,071	2,600	1,998	1,556	418
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.04	$10.73	$8.89	$10.48	$8.45	$5.68	$10.52	$10.05
Value at end of period	$12.38	$13.04	$10.73	$8.89	$10.48	$8.45	$5.68	$10.52
Number of accumulation units outstanding at end of period	66,320	62,585	13,307	13,934	7,376	8,064	6,649	5,410
WANGER SELECT
Value at beginning of period	$21.87	$16.36	$13.91	$17.02	$13.54	$8.20	$16.22	$14.93	$12.56	$11.45
Value at end of period	$22.40	$21.87	$16.36	$13.91	$17.02	$13.54	$8.20	$16.22	$14.93	$12.56
Number of accumulation units outstanding at end of period	82,153	106,413	49,537	43,282	64,885	66,124	60,884	51,124	39,537	14,624
WANGER USA
Value at beginning of period	$22.61	$17.03	$14.29	$14.91	$12.17	$8.62	$14.39	$13.75	$12.83	$11.62
Value at end of period	$23.53	$22.61	$17.03	$14.29	$14.91	$12.17	$8.62	$14.39	$13.75	$12.83
Number of accumulation units outstanding at end of period	54,790	55,315	25,798	26,400	29,556	63,317	45,113	40,191	59,963	20,205
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.49	$14.12	$12.64	$11.90	$10.58	$8.95	$13.48	$13.07	$11.16	$10.86
Value at end of period	$20.41	$18.49	$14.12	$12.64	$11.90	$10.58	$8.95	$13.48	$13.07	$11.16
Number of accumulation units outstanding at end of period	328,855	311,974	118,459	145,138	80,860	79,484	86,040	113,992	136,031	84,393
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$35.91	$26.19	$23.25	$23.93	$19.65	$15.24	$22.49	$24.64	$20.44	$18.64
Value at end of period	$38.28	$35.91	$26.19	$23.25	$23.93	$19.65	$15.24	$22.49	$24.64	$20.44
Number of accumulation units outstanding at end of period	101,758	105,532	68,755	69,375	21,192	28,496	29,936	38,258	60,044	39,317

TABLE 17

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during September 2009)
Value at beginning of period	$20.27	$15.16	$13.29	$14.13	$13.00	$12.14
Value at end of period	$21.08	$20.27	$15.16	$13.29	$14.13	$13.00
Number of accumulation units outstanding at end of period	5,567	7,843	5,128	6,117	4,297	3,577
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.55	$11.93	$10.81	$11.10	$9.65	$7.89
Value at end of period	$16.46	$14.55	$11.93	$10.81	$11.10	$9.65
Number of accumulation units outstanding at end of period	286,929	274,023	265,380	231,386	151,347	76,424
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.69	$12.18	$11.20	$11.07	$9.94	$8.26
Value at end of period	$16.99	$15.69	$12.18	$11.20	$11.07	$9.94
Number of accumulation units outstanding at end of period	772,668	722,425	672,447	536,141	477,897	251,187

CFI 135

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN CENTURY® INCOME & GROWTH FUND (A CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$49.43	$36.79	$34.80
Value at end of period	$55.06	$49.43	$36.79
Number of accumulation units outstanding at end of period	5	5	5
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.03	$13.34	$12.60	$11.23	$10.73	$10.18
Value at end of period	$12.26	$12.03	$13.34	$12.60	$11.23	$10.73
Number of accumulation units outstanding at end of period	113,309	117,915	177,327	142,894	80,968	24,428
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2010)
Value at beginning of period	$26.02	$18.12	$15.17	$17.24	$14.00
Value at end of period	$28.65	$26.02	$18.12	$15.17	$17.24
Number of accumulation units outstanding at end of period	30,091	33,253	7,337	2,131	1,129
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.00	$9.65	$7.76	$8.43	$8.02	$4.53
Value at end of period	$11.79	$12.00	$9.65	$7.76	$8.43	$8.02
Number of accumulation units outstanding at end of period	30,173	25,069	5,587	3,213	2,918	3,232
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$18.07	$12.60	$10.90	$11.75	$10.06
Value at end of period	$19.68	$18.07	$12.60	$10.90	$11.75
Number of accumulation units outstanding at end of period	116,506	71,374	5,915	5,735	3,546
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during January 2010)
Value at beginning of period	$23.12	$17.48	$15.55	$15.77	$12.52
Value at end of period	$24.42	$23.12	$17.48	$15.55	$15.77
Number of accumulation units outstanding at end of period	5,831	3,964	8,338	9,255	7,031
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.04	$14.55	$13.26	$12.78	$11.49	$9.24	$13.55	$13.29	$12.31	$11.74
Value at end of period	$18.54	$17.04	$14.55	$13.26	$12.78	$11.49	$9.24	$13.55	$13.29	$12.31
Number of accumulation units outstanding at end of period	27,432	33,193	32,880	38,898	39,321	44,680	63,655	99,844	106,689	150,106
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.15	$10.90	$9.49	$8.80
Value at end of period	$14.40	$11.15	$10.90	$9.49
Number of accumulation units outstanding at end of period	7,804	1,589	5,113	4,235
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.61	$9.71	$8.51	$9.03	$7.83	$6.19	$8.95
Value at end of period	$13.98	$12.61	$9.71	$8.51	$9.03	$7.83	$6.19
Number of accumulation units outstanding at end of period	46,943	46,105	48,861	32,254	20,773	17,563	14,042
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.39	$10.73	$9.28	$9.77	$8.01	$6.10	$6.32
Value at end of period	$16.00	$14.39	$10.73	$9.28	$9.77	$8.01	$6.10
Number of accumulation units outstanding at end of period	23,136	15,361	9,479	6,347	1,954	1,120	1,334

CFI 136

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2014)
Value at beginning of period	$12.57
Value at end of period	$12.63
Number of accumulation units outstanding at end of period	7,669
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$21.08	$17.67	$14.94	$17.42	$16.04	$11.62	$19.69	$16.69	$13.80	$11.49
Value at end of period	$20.37	$21.08	$17.67	$14.94	$17.42	$16.04	$11.62	$19.69	$16.69	$13.80
Number of accumulation units outstanding at end of period	817,397	873,796	901,005	1,019,992	1,060,345	1,022,503	953,034	92,027	100,140	63,726
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.33	$22.51	$19.48	$20.13	$17.31	$12.85	$22.52	$19.30	$17.40	$14.99
Value at end of period	$32.59	$29.33	$22.51	$19.48	$20.13	$17.31	$12.85	$22.52	$19.30	$17.40
Number of accumulation units outstanding at end of period	1,055,352	1,060,903	1,050,981	1,137,377	1,151,653	1,158,332	1,521,977	826,574	1,035,000	875,083
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.83	$15.59	$13.39	$13.36	$11.69	$9.05	$15.89	$15.77	$13.22	$12.58
Value at end of period	$21.40	$19.83	$15.59	$13.39	$13.36	$11.69	$9.05	$15.89	$15.77	$13.22
Number of accumulation units outstanding at end of period	195,813	189,653	178,597	259,928	254,136	280,525	460,360	360,973	518,776	459,602
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.87	$14.69	$12.90	$12.97	$10.53	$8.27	$15.76	$12.51	$11.80	$11.23
Value at end of period	$21.95	$19.87	$14.69	$12.90	$12.97	$10.53	$8.27	$15.76	$12.51	$11.80
Number of accumulation units outstanding at end of period	165,734	162,846	149,595	241,559	263,349	280,771	639,981	396,388	584,248	961,412
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.22	$13.30	$11.10	$13.50	$12.02	$9.57	$17.17	$14.74	$12.58	$10.65
Value at end of period	$15.71	$17.22	$13.30	$11.10	$13.50	$12.02	$9.57	$17.17	$14.74	$12.58
Number of accumulation units outstanding at end of period	38,466	37,863	22,209	42,893	55,195	52,510	84,326	73,787	79,607	40,421
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$29.92	$22.12	$18.83	$19.71	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96
Value at end of period	$29.86	$29.92	$22.12	$18.83	$19.71	$15.49	$12.08	$18.17	$18.76	$16.16
Number of accumulation units outstanding at end of period	104,497	111,018	113,547	188,458	139,851	136,278	164,813	33,243	38,569	24,593
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.53	$10.37	$8.92	$9.16	$8.10	$6.12	$9.21
Value at end of period	$14.62	$13.53	$10.37	$8.92	$9.16	$8.10	$6.12
Number of accumulation units outstanding at end of period	238,499	212,435	203,477	204,466	203,522	152,685	82,595
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.96	$14.01	$12.79	$13.74	$12.30	$10.15
Value at end of period	$18.63	$17.96	$14.01	$12.79	$13.74	$12.30
Number of accumulation units outstanding at end of period	1,048	1,030	1,659	1,408	1,250	420
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.16	$36.06	$37.18
Value at end of period	$53.99	$50.16	$36.06
Number of accumulation units outstanding at end of period	11,032	10,921	10,172
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.33	$11.95	$10.57	$10.66	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55
Value at end of period	$16.45	$15.33	$11.95	$10.57	$10.66	$9.80	$7.70	$11.10	$10.35	$8.93
Number of accumulation units outstanding at end of period	31,736	32,275	33,916	50,550	58,781	68,830	96,142	45,949	61,296	37,373
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$30.34	$25.44	$22.56	$22.36	$20.79	$16.64	$19.92	$18.16	$16.52	$15.42
Value at end of period	$32.67	$30.34	$25.44	$22.56	$22.36	$20.79	$16.64	$19.92	$18.16	$16.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	531	15	16	16

CFI 137

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2008)
Value at beginning of period	$28.94	$22.03	$18.92	$19.34	$15.48	$10.77	$18.84
Value at end of period	$32.32	$28.94	$22.03	$18.92	$19.34	$15.48	$10.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	187
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2008)
Value at beginning of period	$22.56	$22.76	$21.16	$19.98	$18.64	$16.59	$15.86
Value at end of period	$23.49	$22.56	$22.76	$21.16	$19.98	$18.64	$16.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	163
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.31	$12.01	$10.08	$11.77	$10.24	$7.49	$13.38
Value at end of period	$16.33	$15.31	$12.01	$10.08	$11.77	$10.24	$7.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	893
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.54	$8.77	$8.38	$8.97	$7.34	$5.35	$7.86
Value at end of period	$13.05	$11.54	$8.77	$8.38	$8.97	$7.34	$5.35
Number of accumulation units outstanding at end of period	18,276	15,800	18,347	11,345	9,317	5,191	228
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.12	$12.72	$11.04	$11.33	$9.15	$7.17	$10.15
Value at end of period	$17.85	$17.12	$12.72	$11.04	$11.33	$9.15	$7.17
Number of accumulation units outstanding at end of period	54,372	54,235	49,309	25,922	9,778	5,763	613
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.14	$15.57	$13.69	$14.37	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78
Value at end of period	$22.29	$20.14	$15.57	$13.69	$14.37	$11.55	$9.19	$15.26	$15.29	$13.73
Number of accumulation units outstanding at end of period	58,633	61,372	65,520	70,963	76,682	91,267	161,695	35,304	87,225	70,787
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during May 2013)
Value at beginning of period	$9.74	$9.85
Value at end of period	$10.23	$9.74
Number of accumulation units outstanding at end of period	90,405	71,190
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.80	$11.54	$10.49	$10.91	$8.97	$6.93	$11.43	$10.73	$10.15
Value at end of period	$17.30	$15.80	$11.54	$10.49	$10.91	$8.97	$6.93	$11.43	$10.73
Number of accumulation units outstanding at end of period	33,995	46,920	25,138	22,037	25,975	9,317	12,402	795	315
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.35	$17.76	$14.82	$16.16	$14.44	$10.59	$17.17	$14.92	$12.54	$11.36
Value at end of period	$22.89	$22.35	$17.76	$14.82	$16.16	$14.44	$10.59	$17.17	$14.92	$12.54
Number of accumulation units outstanding at end of period	240,003	228,305	196,900	209,691	182,528	157,056	143,930	17,773	32,356	25,983
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$83.74	$77.87	$64.92	$79.86	$63.36	$35.13	$68.10	$51.26	$41.26	$29.43
Value at end of period	$79.12	$83.74	$77.87	$64.92	$79.86	$63.36	$35.13	$68.10	$51.26	$41.26
Number of accumulation units outstanding at end of period	104,745	95,148	89,806	62,433	37,414	23,489	50,290	29,447	40,217	17,101
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$21.55	$15.40	$13.15	$13.55	$11.06	$8.12	$13.17	$13.43	$11.76	$11.70
Value at end of period	$23.95	$21.55	$15.40	$13.15	$13.55	$11.06	$8.12	$13.17	$13.43	$11.76
Number of accumulation units outstanding at end of period	58,157	51,182	37,454	26,613	20,029	11,765	17,774	2,305	2,642	1

CFI 138

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.41	$13.34	$12.08	$12.40	$11.16	$9.27	$13.48	$12.41	$11.29	$10.80
Value at end of period	$16.52	$15.41	$13.34	$12.08	$12.40	$11.16	$9.27	$13.48	$12.41	$11.29
Number of accumulation units outstanding at end of period	124,988	124,015	128,101	118,829	125,495	134,973	133,781	40,526	49,546	112,406
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.09	$16.74	$15.51	$14.00	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82
Value at end of period	$15.44	$15.09	$16.74	$15.51	$14.00	$13.04	$11.10	$12.04	$10.97	$10.96
Number of accumulation units outstanding at end of period	549,826	589,489	1,194,201	1,010,347	1,006,391	649,055	226,276	24,448	27,157	8,155
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.68	$8.93	$8.03	$10.56	$9.18	$5.30	$12.77	$11.79
Value at end of period	$7.54	$8.68	$8.93	$8.03	$10.56	$9.18	$5.30	$12.77
Number of accumulation units outstanding at end of period	171,369	202,349	261,587	315,424	422,577	307,385	171,417	7,999
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.28	$16.44	$14.27	$14.63	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68
Value at end of period	$18.16	$18.28	$16.44	$14.27	$14.63	$12.48	$7.84	$12.23	$11.64	$10.81
Number of accumulation units outstanding at end of period	45,714	45,468	41,748	37,999	22,202	13,133	19,205	7,703	4,437	1,654
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.67	$10.65	$8.79	$10.34	$8.33	$5.47	$8.62
Value at end of period	$13.81	$13.67	$10.65	$8.79	$10.34	$8.33	$5.47
Number of accumulation units outstanding at end of period	50,869	45,388	29,360	31,236	24,783	17,078	2,087
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$32.67	$32.20	$28.02	$28.91	$25.85	$21.91	$20.77	$18.88	$16.77	$17.43
Value at end of period	$32.94	$32.67	$32.20	$28.02	$28.91	$25.85	$21.91	$20.77	$18.88	$16.77
Number of accumulation units outstanding at end of period	814,792	880,016	893,765	891,261	830,034	638,292	538,148	16,759	13,061	3,353
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.44	$11.76	$11.19	$10.59	$9.95	$8.72	$9.68
Value at end of period	$11.99	$11.44	$11.76	$11.19	$10.59	$9.95	$8.72
Number of accumulation units outstanding at end of period	11,887	19,681	46,064	43,442	44,391	24,855	20,905
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$20.13	$15.16	$12.67	$13.41	$12.04	$9.01	$14.91	$13.54	$12.30	$10.85
Value at end of period	$21.83	$20.13	$15.16	$12.67	$13.41	$12.04	$9.01	$14.91	$13.54	$12.30
Number of accumulation units outstanding at end of period	1,244,128	1,216,034	1,208,645	1,226,026	1,276,694	1,206,365	1,259,861	154,046	242,446	205,278
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.69	$7.65	$8.76	$9.81
Value at end of period	$3.35	$3.69	$7.65	$8.76
Number of accumulation units outstanding at end of period	135,590	178,020	48,427	48,109
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.50	$16.94	$15.82	$15.44	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50
Value at end of period	$17.22	$16.50	$16.94	$15.82	$15.44	$14.46	$12.94	$13.06	$12.03	$11.65
Number of accumulation units outstanding at end of period	579,034	663,874	772,439	751,854	583,214	397,514	221,434	66,542	82,834	70,060
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.62	$16.07	$14.25	$14.55	$12.84	$10.85	$15.21	$14.52	$13.30	$12.85
Value at end of period	$19.63	$18.62	$16.07	$14.25	$14.55	$12.84	$10.85	$15.21	$14.52	$13.30
Number of accumulation units outstanding at end of period	196,584	200,840	204,913	254,305	333,810	343,744	604,119	434,958	608,169	755,450
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.27	$14.98	$14.11	$13.71	$11.92	$9.79	$11.78	$10.91	$10.14	$9.89
Value at end of period	$14.23	$14.27	$14.98	$14.11	$13.71	$11.92	$9.79	$11.78	$10.91	$10.14
Number of accumulation units outstanding at end of period	181,252	189,290	218,685	311,904	336,525	339,095	395,254	209,431	244,612	375,989

CFI 139

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$10.38
Value at end of period	$10.18
Number of accumulation units outstanding at end of period	5,980
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.81	$11.36	$11.78	$13.06	$10.82	$7.93	$13.54	$9.69
Value at end of period	$11.21	$12.81	$11.36	$11.78	$13.06	$10.82	$7.93	$13.54
Number of accumulation units outstanding at end of period	218,714	214,088	263,307	300,929	269,124	262,130	337,277	95,712
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.84	$16.26	$15.92	$14.93	$14.92
Value at end of period	$16.50	$15.84	$16.26	$15.92	$14.93
Number of accumulation units outstanding at end of period	451	451	451	451	451
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$14.69	$11.33	$9.86	$9.96	$8.79	$6.80	$10.98	$10.30	$9.09	$8.47
Value at end of period	$16.14	$14.69	$11.33	$9.86	$9.96	$8.79	$6.80	$10.98	$10.30	$9.09
Number of accumulation units outstanding at end of period	902,648	1,007,360	899,589	1,303,429	1,393,253	1,179,196	1,949,572	1,659,305	2,472,117	2,464,740
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.46	$17.61	$15.56	$15.01	$13.24	$8.93	$11.61	$11.37	$10.52	$10.36
Value at end of period	$18.53	$18.46	$17.61	$15.56	$15.01	$13.24	$8.93	$11.61	$11.37	$10.52
Number of accumulation units outstanding at end of period	39,796	36,530	27,640	23,504	41,094	5,699	8,147	814	2,230	7
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$18.25	$13.83	$12.17	$12.28	$10.85	$8.88	$14.24	$13.66	$12.01	$11.49
Value at end of period	$20.62	$18.25	$13.83	$12.17	$12.28	$10.85	$8.88	$14.24	$13.66	$12.01
Number of accumulation units outstanding at end of period	346,164	354,249	368,821	470,982	541,294	650,196	842,036	573,015	837,326	1,143,349
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.44	$28.03	$24.00	$24.46	$20.21	$15.46	$24.95	$23.83	$21.94	$19.89
Value at end of period	$40.71	$37.44	$28.03	$24.00	$24.46	$20.21	$15.46	$24.95	$23.83	$21.94
Number of accumulation units outstanding at end of period	152,402	166,699	182,364	244,990	264,333	282,192	406,073	239,802	327,732	295,305
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.53	$19.44	$17.42	$17.69	$14.51	$11.71	$17.76	$19.08	$16.89	$15.81
Value at end of period	$28.81	$27.53	$19.44	$17.42	$17.69	$14.51	$11.71	$17.76	$19.08	$16.89
Number of accumulation units outstanding at end of period	69,853	76,663	78,285	117,831	126,032	133,955	186,984	151,646	235,604	233,764
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.49	$14.23	$13.01	$13.00	$12.88
Value at end of period	$16.25	$15.49	$14.23	$13.01	$13.00
Number of accumulation units outstanding at end of period	29,316	14,916	41,195	32,327	33
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$17.47	$15.04	$13.40	$13.71	$13.30
Value at end of period	$18.32	$17.47	$15.04	$13.40	$13.71
Number of accumulation units outstanding at end of period	68,801	45,846	3,559	2,777	2,028
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$18.77	$15.50	$13.57	$14.13	$13.98
Value at end of period	$19.73	$18.77	$15.50	$13.57	$14.13
Number of accumulation units outstanding at end of period	4,275	3,518	2,029	1,529	210

CFI 140

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$19.65	$15.95	$13.87	$14.57	$13.97
Value at end of period	$20.67	$19.65	$15.95	$13.87	$14.57
Number of accumulation units outstanding at end of period	7,920	1,364	452	248	34
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.54	$13.90
Value at end of period	$16.40	$15.54
Number of accumulation units outstanding at end of period	270	104
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2014)
Value at beginning of period	$15.17
Value at end of period	$15.25
Number of accumulation units outstanding at end of period	1,121
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$20.12	$20.29	$18.69	$17.51	$16.06	$14.50	$15.97	$15.17	$14.69	$14.35
Value at end of period	$21.30	$20.12	$20.29	$18.69	$17.51	$16.06	$14.50	$15.97	$15.17	$14.69
Number of accumulation units outstanding at end of period	299,860	258,838	335,835	349,205	350,087	315,118	373,089	309,498	367,108	520,906
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.98	$8.28	$7.03	$8.06	$7.53	$5.94	$8.33
Value at end of period	$9.32	$9.98	$8.28	$7.03	$8.06	$7.53	$5.94
Number of accumulation units outstanding at end of period	41,233	49,620	53,917	94,695	90,876	90,419	2,270
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.63	$13.82	$11.68	$13.84	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07
Value at end of period	$15.69	$16.63	$13.82	$11.68	$13.84	$13.60	$10.78	$18.97	$16.85	$13.11
Number of accumulation units outstanding at end of period	50,389	52,665	49,572	50,847	81,607	71,956	79,305	48,074	45,801	94,299
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.77	$12.14	$10.35	$10.32
Value at end of period	$17.79	$15.77	$12.14	$10.35
Number of accumulation units outstanding at end of period	338,347	219,949	243,452	254,191
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.83	$9.88	$8.67	$8.44	$7.13	$6.37	$9.19	$9.40
Value at end of period	$14.02	$12.83	$9.88	$8.67	$8.44	$7.13	$6.37	$9.19
Number of accumulation units outstanding at end of period	1,122,350	979,777	759,324	837,575	548,434	594,344	864,613	70,920
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.22	$19.25	$16.99	$17.20	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46
Value at end of period	$27.24	$25.22	$19.25	$16.99	$17.20	$13.30	$9.47	$15.30	$12.26	$11.46
Number of accumulation units outstanding at end of period	312,500	337,918	252,066	149,790	69,771	50,647	75,661	9,272	7,509	3,989
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.99	$13.08	$13.18	$13.27	$13.34	$13.40	$13.15	$12.60	$12.10	$11.84
Value at end of period	$12.89	$12.99	$13.08	$13.18	$13.27	$13.34	$13.40	$13.15	$12.60	$12.10
Number of accumulation units outstanding at end of period	845,955	1,031,911	867,098	935,309	899,211	970,300	1,480,503	440,028	534,137	649,862
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.16	$10.91	$9.95	$10.48	$9.09	$7.36	$11.32	$10.83	$9.75
Value at end of period	$16.20	$14.16	$10.91	$9.95	$10.48	$9.09	$7.36	$11.32	$10.83
Number of accumulation units outstanding at end of period	52,640	52,523	49,838	44,307	46,557	28,032	27,694	5,966	1,004

CFI 141

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.68	$16.55	$14.56	$14.08	$12.58	$10.71
Value at end of period	$24.34	$21.68	$16.55	$14.56	$14.08	$12.58
Number of accumulation units outstanding at end of period	27,967	12,182	8,934	2,752	3,093	2,646
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.91	$10.61	$9.25	$9.09	$8.16	$6.65	$9.13
Value at end of period	$15.59	$13.91	$10.61	$9.25	$9.09	$8.16	$6.65
Number of accumulation units outstanding at end of period	86,384	59,841	60,057	37,050	21,744	32,908	5,301
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.62	$15.03	$13.06	$13.09	$11.87	$10.06
Value at end of period	$21.85	$19.62	$15.03	$13.06	$13.09	$11.87
Number of accumulation units outstanding at end of period	2,057	1,407	2,270	2,364	3,041	1,212
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.93	$17.88	$15.59	$16.06	$12.86	$11.42
Value at end of period	$26.39	$23.93	$17.88	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	2,930	4,801	4,838	3,857	4,865	5,307
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.46	$11.60	$9.99	$10.26	$8.25	$5.93	$9.30
Value at end of period	$17.29	$15.46	$11.60	$9.99	$10.26	$8.25	$5.93
Number of accumulation units outstanding at end of period	57,538	20,155	13,728	14,155	17,921	6,650	2,501
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.62	$12.07	$10.48	$10.99	$8.76	$6.97	$10.28
Value at end of period	$17.31	$16.62	$12.07	$10.48	$10.99	$8.76	$6.97
Number of accumulation units outstanding at end of period	31,750	18,079	11,038	9,278	5,896	3,164	3,258
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.51	$12.69	$11.10	$11.09	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55
Value at end of period	$18.36	$17.51	$12.69	$11.10	$11.09	$8.44	$6.49	$9.98	$9.13	$8.18
Number of accumulation units outstanding at end of period	45,936	49,736	26,721	16,464	19,422	17,400	26,986	6,510	7,429	65,857
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$32.93	$24.09	$21.19	$21.90	$17.74	$14.01	$20.47	$19.48	$16.80	$15.35
Value at end of period	$34.83	$32.93	$24.09	$21.19	$21.90	$17.74	$14.01	$20.47	$19.48	$16.80
Number of accumulation units outstanding at end of period	99,038	104,612	112,565	174,448	187,959	192,450	256,520	181,163	254,506	337,873
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.05	$12.98	$11.73	$11.90	$10.78	$8.88	$12.23	$11.78	$10.72	$10.37
Value at end of period	$14.75	$14.05	$12.98	$11.73	$11.90	$10.78	$8.88	$12.23	$11.78	$10.72
Number of accumulation units outstanding at end of period	377,106	399,102	419,241	390,865	331,833	247,572	135,591	6,685	74,167	30,296
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.70	$12.73	$11.31	$11.75	$10.41	$8.34	$12.70	$12.23	$10.94	$10.47
Value at end of period	$15.40	$14.70	$12.73	$11.31	$11.75	$10.41	$8.34	$12.70	$12.23	$10.94
Number of accumulation units outstanding at end of period	727,633	670,242	588,845	475,412	475,988	334,408	226,390	431	54,161	8,933
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.38	$12.87	$11.27	$11.90	$10.47	$8.22	$13.15	$12.58	$11.10	$10.84
Value at end of period	$16.13	$15.38	$12.87	$11.27	$11.90	$10.47	$8.22	$13.15	$12.58	$11.10
Number of accumulation units outstanding at end of period	694,048	615,481	512,748	417,112	303,106	191,834	67,801	1,449	34,728	21,510

CFI 142

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.76	$12.87	$11.23	$11.92	$10.44	$8.10	$13.56	$12.92	$11.31	$10.68
Value at end of period	$16.60	$15.76	$12.87	$11.23	$11.92	$10.44	$8.10	$13.56	$12.92	$11.31
Number of accumulation units outstanding at end of period	263,845	233,049	187,290	150,928	102,886	64,778	53,974	1,595	21,098	3,675
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$15.30	$12.48	$10.89	$11.56	$10.15
Value at end of period	$16.14	$15.30	$12.48	$10.89	$11.56
Number of accumulation units outstanding at end of period	31,556	21,152	8,885	2,633	49
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.01	$10.46	$9.27	$9.58	$8.56	$6.22
Value at end of period	$12.68	$12.01	$10.46	$9.27	$9.58	$8.56
Number of accumulation units outstanding at end of period	24,620	21,732	18,468	15,838	11,925	7,711
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.88	$13.07	$11.99	$12.04	$11.07	$9.52	$11.51	$11.02	$10.34	$10.12
Value at end of period	$14.56	$13.88	$13.07	$11.99	$12.04	$11.07	$9.52	$11.51	$11.02	$10.34
Number of accumulation units outstanding at end of period	34,794	47,138	48,823	45,297	28,965	17,153	7,502	5,311	4,759	803
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.03	$11.06	$9.95	$10.10	$9.15	$7.28
Value at end of period	$12.60	$12.03	$11.06	$9.95	$10.10	$9.15
Number of accumulation units outstanding at end of period	15,842	13,668	12,197	9,693	7,405	4,544
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$17.64	$15.86	$14.23	$14.08	$12.77	$10.92	$14.39	$13.71	$12.74	$12.36
Value at end of period	$18.67	$17.64	$15.86	$14.23	$14.08	$12.77	$10.92	$14.39	$13.71	$12.74
Number of accumulation units outstanding at end of period	65,140	101,575	91,311	76,761	88,434	103,068	62,489	52,302	52,965	87,089
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.01	$13.18	$11.54	$11.98	$10.68	$8.59	$13.54	$12.98	$11.56	$10.96
Value at end of period	$16.93	$16.01	$13.18	$11.54	$11.98	$10.68	$8.59	$13.54	$12.98	$11.56
Number of accumulation units outstanding at end of period	212,753	201,993	180,568	181,460	157,737	127,113	107,713	145,102	190,981	196,972
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.45	$14.21	$12.60	$12.77	$11.49	$9.50	$13.77	$13.15	$11.92	$11.47
Value at end of period	$17.41	$16.45	$14.21	$12.60	$12.77	$11.49	$9.50	$13.77	$13.15	$11.92
Number of accumulation units outstanding at end of period	191,358	188,844	206,344	215,823	200,997	163,277	108,882	153,565	188,886	217,838
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.00	$12.41	$12.04	$11.31	$10.74	$10.22	$9.75
Value at end of period	$12.59	$12.00	$12.41	$12.04	$11.31	$10.74	$10.22
Number of accumulation units outstanding at end of period	32,445	21,315	27,027	29,210	7,470	14,755	17
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$18.53	$14.14	$12.30	$12.18	$10.69	$8.54	$13.68	$13.09	$12.26
Value at end of period	$20.85	$18.53	$14.14	$12.30	$12.18	$10.69	$8.54	$13.68	$13.09
Number of accumulation units outstanding at end of period	6,946	4,641	5,777	2,966	2,525	1,798	1,573	1,266	123
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$26.71	$20.49	$17.74	$18.46	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13
Value at end of period	$29.82	$26.71	$20.49	$17.74	$18.46	$15.24	$11.32	$15.53	$16.11	$14.06
Number of accumulation units outstanding at end of period	30,469	31,967	28,440	30,202	22,573	27,781	32,019	3,326	5,263	4,552

CFI 143

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.70	$22.28	$18.76	$18.49	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66
Value at end of period	$31.80	$30.70	$22.28	$18.76	$18.49	$14.73	$10.97	$18.82	$17.87	$15.62
Number of accumulation units outstanding at end of period	189,025	198,159	182,300	183,781	185,378	183,225	170,721	15,477	25,932	18,118
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.50	$12.12	$9.68	$10.29	$8.91	$6.71	$9.74
Value at end of period	$14.16	$12.50	$12.12	$9.68	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	140,266	150,514	142,823	151,285	131,857	193,885	233,095
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.30	$13.13	$11.45	$10.53	$8.29	$6.15	$10.07	$12.34	$10.51
Value at end of period	$17.14	$13.30	$13.13	$11.45	$10.53	$8.29	$6.15	$10.07	$12.34
Number of accumulation units outstanding at end of period	318,423	307,333	228,126	179,483	138,998	106,008	94,090	12,392	11,100
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$26.77	$20.01	$17.96	$18.99	$17.07	$13.07	$21.66	$20.95	$18.54	$17.98
Value at end of period	$29.97	$26.77	$20.01	$17.96	$18.99	$17.07	$13.07	$21.66	$20.95	$18.54
Number of accumulation units outstanding at end of period	38,379	36,629	39,104	35,214	33,519	24,340	30,407	2,366	1,959	1,352
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.81	$11.38	$10.04	$10.39	$8.36	$6.75	$10.32	$10.10	$8.96
Value at end of period	$16.37	$15.81	$11.38	$10.04	$10.39	$8.36	$6.75	$10.32	$10.10
Number of accumulation units outstanding at end of period	51,640	48,550	45,119	31,397	24,922	16,986	8,908	0	487
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$21.61	$16.01	$14.07	$15.92	$12.49	$9.04	$14.97	$13.18	$11.86	$11.47
Value at end of period	$22.74	$21.61	$16.01	$14.07	$15.92	$12.49	$9.04	$14.97	$13.18	$11.86
Number of accumulation units outstanding at end of period	202,301	201,454	211,074	216,068	222,751	137,504	103,266	2,553	4,123	2,711
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.07	$14.98	$12.72	$13.09	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43
Value at end of period	$21.74	$20.07	$14.98	$12.72	$13.09	$11.45	$8.98	$14.24	$14.68	$12.77
Number of accumulation units outstanding at end of period	118,192	129,558	137,973	173,061	197,947	316,125	391,247	55,791	98,981	88,490
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.81	$14.00	$12.83	$13.07	$11.72	$9.38	$12.66	$12.00	$11.07	$10.24
Value at end of period	$19.26	$17.81	$14.00	$12.83	$13.07	$11.72	$9.38	$12.66	$12.00	$11.07
Number of accumulation units outstanding at end of period	344,939	315,283	319,311	411,802	467,086	546,167	855,619	619,911	958,188	718,791
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.61	$13.25	$11.65	$12.00	$10.75	$8.74	$12.99	$12.76	$11.08	$10.16
Value at end of period	$19.24	$17.61	$13.25	$11.65	$12.00	$10.75	$8.74	$12.99	$12.76	$11.08
Number of accumulation units outstanding at end of period	109,397	104,366	92,052	90,259	82,935	64,296	69,651	1,531	8,864	4,812
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$21.98	$23.50	$19.87	$24.50	$20.52	$12.05	$24.92	$18.13	$13.45	$10.92
Value at end of period	$22.02	$21.98	$23.50	$19.87	$24.50	$20.52	$12.05	$24.92	$18.13	$13.45
Number of accumulation units outstanding at end of period	17,346	19,512	16,380	12,573	10,438	7,844	31,688	8,604	11,402	5,360
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.58	$21.89	$18.38	$18.19	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21
Value at end of period	$32.62	$28.58	$21.89	$18.38	$18.19	$14.90	$11.95	$17.98	$17.70	$15.30
Number of accumulation units outstanding at end of period	141,013	117,879	81,306	78,124	73,277	101,952	108,133	9,523	13,388	19,887

CFI 144

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$22.51	$16.32	$13.85	$14.15	$11.25	$8.90	$12.80	$13.12	$11.33	$10.66
Value at end of period	$24.21	$22.51	$16.32	$13.85	$14.15	$11.25	$8.90	$12.80	$13.12	$11.33
Number of accumulation units outstanding at end of period	47,751	39,276	19,736	14,260	6,007	1,062	8,400	745	2,574	6
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.04	$15.09	$12.88	$14.13	$12.27	$8.59	$14.95	$13.70	$12.13	$10.35
Value at end of period	$19.34	$19.04	$15.09	$12.88	$14.13	$12.27	$8.59	$14.95	$13.70	$12.13
Number of accumulation units outstanding at end of period	558,744	585,573	619,713	902,391	998,274	1,132,254	1,740,358	1,337,575	1,839,329	1,000,436
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2006)
Value at beginning of period	$19.44	$17.44	$15.12	$15.34	$12.99	$7.83	$11.18	$10.61	$10.05
Value at end of period	$19.37	$19.44	$17.44	$15.12	$15.34	$12.99	$7.83	$11.18	$10.61
Number of accumulation units outstanding at end of period	86,703	76,533	29,121	34,580	29,807	19,798	16,238	784	23
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$19.60	$16.16	$14.22	$13.93	$12.31	$9.30	$12.93	$12.48	$10.97	$10.39
Value at end of period	$21.82	$19.60	$16.16	$14.22	$13.93	$12.31	$9.30	$12.93	$12.48	$10.97
Number of accumulation units outstanding at end of period	3,485,937	3,359,523	3,081,701	2,868,974	2,599,970	2,125,620	1,635,362	30,674	24,334	7,319
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$21.45	$15.99	$13.87	$14.52	$11.38	$7.66	$13.88	$12.07	$11.44	$10.19
Value at end of period	$23.30	$21.45	$15.99	$13.87	$14.52	$11.38	$7.66	$13.88	$12.07	$11.44
Number of accumulation units outstanding at end of period	172,892	186,037	204,309	274,802	291,041	304,509	632,228	402,625	726,267	597,868
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.61	$19.11	$16.43	$16.70	$14.64	$11.80	$18.49	$18.08	$15.29	$14.83
Value at end of period	$26.25	$24.61	$19.11	$16.43	$16.70	$14.64	$11.80	$18.49	$18.08	$15.29
Number of accumulation units outstanding at end of period	75,982	69,534	67,391	50,329	40,795	31,298	39,616	9,373	15,941	9,686
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$25.01	$18.10	$15.34	$15.62	$13.46	$9.49	$16.54	$15.17	$13.49	$12.80
Value at end of period	$26.98	$25.01	$18.10	$15.34	$15.62	$13.46	$9.49	$16.54	$15.17	$13.49
Number of accumulation units outstanding at end of period	149,940	137,272	141,707	158,893	174,503	174,569	347,979	340,260	439,098	536,029
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.53	$14.56	$12.35	$14.20	$12.57	$9.21	$18.37	$15.35	$12.47	$11.20
Value at end of period	$16.22	$16.53	$14.56	$12.35	$14.20	$12.57	$9.21	$18.37	$15.35	$12.47
Number of accumulation units outstanding at end of period	40,557	36,779	38,650	30,539	25,851	22,212	19,952	4,331	1,500	16
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.00	$9.21	$7.81	$8.94	$8.27	$6.31	$10.20
Value at end of period	$10.20	$11.00	$9.21	$7.81	$8.94	$8.27	$6.31
Number of accumulation units outstanding at end of period	139,345	174,879	164,836	105,300	122,763	108,190	187,579
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.90	$10.72	$8.87	$9.48	$8.87	$6.75	$11.28	$11.10	$9.70
Value at end of period	$13.42	$13.90	$10.72	$8.87	$9.48	$8.87	$6.75	$11.28	$11.10
Number of accumulation units outstanding at end of period	14,642	12,687	8,911	8,697	9,110	17,591	23,634	2,428	913
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.99	$10.70	$8.87	$10.46	$8.44	$5.68	$10.51	$10.82
Value at end of period	$12.33	$12.99	$10.70	$8.87	$10.46	$8.44	$5.68	$10.51
Number of accumulation units outstanding at end of period	331,389	322,504	304,558	301,787	272,508	187,427	141,152	2,831

CFI 145

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER SELECT
Value at beginning of period	$21.76	$16.29	$13.86	$16.96	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45
Value at end of period	$22.28	$21.76	$16.29	$13.86	$16.96	$13.50	$8.19	$16.19	$14.91	$12.55
Number of accumulation units outstanding at end of period	240,018	283,027	314,224	347,803	335,315	229,138	234,335	15,528	13,490	2,892
WANGER USA
Value at beginning of period	$22.50	$16.95	$14.23	$14.86	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61
Value at end of period	$23.40	$22.50	$16.95	$14.23	$14.86	$12.13	$8.60	$14.36	$13.73	$12.82
Number of accumulation units outstanding at end of period	102,577	107,493	107,173	126,160	102,862	49,093	73,554	14,060	21,033	21,027
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.40	$14.06	$12.60	$11.86	$10.55	$8.93	$13.46	$13.05	$11.15	$10.85
Value at end of period	$20.30	$18.40	$14.06	$12.60	$11.86	$10.55	$8.93	$13.46	$13.05	$11.15
Number of accumulation units outstanding at end of period	198,070	195,471	173,359	161,192	163,118	185,005	284,358	97,637	145,840	103,342
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$35.67	$26.03	$23.12	$23.80	$19.56	$15.18	$22.41	$24.56	$20.38	$18.60
Value at end of period	$38.01	$35.67	$26.03	$23.12	$23.80	$19.56	$15.18	$22.41	$24.56	$20.38
Number of accumulation units outstanding at end of period	81,075	88,185	110,343	127,424	151,883	174,732	204,611	9,566	20,013	14,439

TABLE 18

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.22	$15.13	$13.28	$14.12	$12.99	$9.96
Value at end of period	$21.02	$20.22	$15.13	$13.28	$14.12	$12.99
Number of accumulation units outstanding at end of period	3,822	4,841	1,884	1,424	2,218	1,813
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.51	$11.91	$10.79	$11.08	$9.64	$7.87
Value at end of period	$16.41	$14.51	$11.91	$10.79	$11.08	$9.64
Number of accumulation units outstanding at end of period	37,788	36,117	47,315	29,214	45,564	28,841
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.64	$12.16	$11.18	$11.05	$9.93	$8.38
Value at end of period	$16.94	$15.64	$12.16	$11.18	$11.05	$9.93
Number of accumulation units outstanding at end of period	98,724	94,583	95,087	74,525	86,108	54,964
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.00	$13.32	$12.58	$11.22	$10.73	$10.08
Value at end of period	$12.23	$12.00	$13.32	$12.58	$11.22	$10.73
Number of accumulation units outstanding at end of period	26,948	30,445	53,611	88,785	53,698	46,604
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$25.86	$18.02	$15.09	$17.16	$14.35
Value at end of period	$28.46	$25.86	$18.02	$15.09	$17.16
Number of accumulation units outstanding at end of period	12,132	11,730	4,864	3,313	4,218

CFI 146

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.96	$9.63	$7.74	$8.41	$8.01	$5.77	$10.43
Value at end of period	$11.74	$11.96	$9.63	$7.74	$8.41	$8.01	$5.77
Number of accumulation units outstanding at end of period	18,277	25,325	19,155	12,104	13,638	13,361	326
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during June 2010)
Value at beginning of period	$18.03	$12.58	$10.89	$11.75	$10.05
Value at end of period	$19.63	$18.03	$12.58	$10.89	$11.75
Number of accumulation units outstanding at end of period	63,761	53,806	30,813	10,537	12,839
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.07	$17.44	$15.53	$15.75	$12.63	$11.09
Value at end of period	$24.35	$23.07	$17.44	$15.53	$15.75	$12.63
Number of accumulation units outstanding at end of period	12,563	11,348	11,060	10,240	4,782	567
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.80	$15.20	$13.87	$13.37	$12.02	$9.67	$14.20	$13.93	$12.91	$12.31
Value at end of period	$19.35	$17.80	$15.20	$13.87	$13.37	$12.02	$9.67	$14.20	$13.93	$12.91
Number of accumulation units outstanding at end of period	70,663	72,959	79,710	74,785	94,091	99,478	100,176	114,927	121,471	120,740
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.13	$10.89	$9.48	$9.84
Value at end of period	$14.38	$11.13	$10.89	$9.48
Number of accumulation units outstanding at end of period	9,076	5,255	27,518	7,373
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19	$8.83
Value at end of period	$13.94	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	47,527	39,295	27,630	18,840	22,093	15,905	8,256
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10	$8.95
Value at end of period	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	41,402	17,116	12,009	7,795	16,671	14,223	1,033
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$12.07	$10.96
Value at end of period	$12.62	$12.07
Number of accumulation units outstanding at end of period	2,816	1,763
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.98	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79	$11.48
Value at end of period	$20.26	$20.98	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79
Number of accumulation units outstanding at end of period	284,594	300,336	332,108	401,720	543,311	603,193	571,657	666,503	1,224,388	951,422
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.99	$24.57	$21.27	$22.00	$18.92	$14.05	$24.64	$21.12	$19.06	$16.43
Value at end of period	$35.53	$31.99	$24.57	$21.27	$22.00	$18.92	$14.05	$24.64	$21.12	$19.06
Number of accumulation units outstanding at end of period	970,598	1,049,633	1,203,781	1,219,477	1,443,747	1,606,596	1,739,497	2,132,075	3,361,869	3,216,297
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.46	$16.88	$14.51	$14.48	$12.68	$9.82	$17.25	$17.13	$14.37	$13.68
Value at end of period	$23.15	$21.46	$16.88	$14.51	$14.48	$12.68	$9.82	$17.25	$17.13	$14.37
Number of accumulation units outstanding at end of period	379,555	412,179	480,390	547,761	702,973	804,865	864,139	1,142,358	1,546,502	1,542,811

CFI 147

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.60	$15.97	$14.04	$14.12	$11.46	$9.01	$17.19	$13.65	$12.87	$12.27
Value at end of period	$23.85	$21.60	$15.97	$14.04	$14.12	$11.46	$9.01	$17.19	$13.65	$12.87
Number of accumulation units outstanding at end of period	314,773	351,913	418,633	422,829	500,714	579,019	645,219	743,009	922,067	1,159,132
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.09	$14.75	$12.32	$14.99	$13.36	$10.64	$19.09	$16.40	$14.00	$11.86
Value at end of period	$17.41	$19.09	$14.75	$12.32	$14.99	$13.36	$10.64	$19.09	$16.40	$14.00
Number of accumulation units outstanding at end of period	57,911	66,690	72,554	75,803	104,982	116,843	139,620	203,131	214,673	208,993
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94
Value at end of period	$29.66	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12
Number of accumulation units outstanding at end of period	35,016	35,238	32,811	29,653	38,028	36,126	34,403	39,095	111,915	115,359
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12	$10.14
Value at end of period	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	130,124	128,546	119,035	125,236	165,091	96,818	64,420
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.92	$13.98	$12.77	$13.73	$12.30	$10.06
Value at end of period	$18.58	$17.92	$13.98	$12.77	$13.73	$12.30
Number of accumulation units outstanding at end of period	2,548	2,371	2,164	2,183	1,805	4,355
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.12	$36.05	$37.18
Value at end of period	$53.91	$50.12	$36.05
Number of accumulation units outstanding at end of period	12,560	14,859	17,634
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.22	$11.87	$10.51	$10.60	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52
Value at end of period	$16.33	$15.22	$11.87	$10.51	$10.60	$9.75	$7.66	$11.05	$10.31	$8.90
Number of accumulation units outstanding at end of period	91,632	90,201	101,411	110,566	132,309	174,904	193,667	206,699	245,794	155,032
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$32.53	$27.29	$24.21	$24.01	$22.33	$17.88	$21.42	$19.54	$17.79	$16.61
Value at end of period	$35.02	$32.53	$27.29	$24.21	$24.01	$22.33	$17.88	$21.42	$19.54	$17.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	30	26	88	60	30
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$30.97	$23.58	$20.27	$20.72	$16.60	$11.55	$20.70	$17.09	$15.17	$13.61
Value at end of period	$34.57	$30.97	$23.58	$20.27	$20.72	$16.60	$11.55	$20.70	$17.09	$15.17
Number of accumulation units outstanding at end of period	120	120	120	0	262	262	262	0	0	0
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$22.85	$23.07	$21.46	$20.27	$18.92	$16.85	$16.02	$15.08	$14.59	$14.42
Value at end of period	$23.79	$22.85	$23.07	$21.46	$20.27	$18.92	$16.85	$16.02	$15.08	$14.59
Number of accumulation units outstanding at end of period	13	13	13	20	20	32	40	50	51	61
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
Value at beginning of period	$17.86	$14.02	$11.77	$13.75	$11.97	$8.76	$15.96	$14.68	$12.51	$11.92
Value at end of period	$19.04	$17.86	$14.02	$11.77	$13.75	$11.97	$8.76	$15.96	$14.68	$12.51
Number of accumulation units outstanding at end of period	32	32	41	41	326	985	1,362	350	11	11
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$19.65	$15.19	$12.92	$13.75	$12.10	$8.95	$14.96	$13.10	$11.86	$11.46
Value at end of period	$22.02	$19.65	$15.19	$12.92	$13.75	$12.10	$8.95	$14.96	$13.10	$11.86
Number of accumulation units outstanding at end of period	63	63	69	56	56	56	38	38	38	38

CFI 148

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.50	$8.74	$8.36	$8.95	$7.33	$5.34	$8.76	$10.27
Value at end of period	$13.00	$11.50	$8.74	$8.36	$8.95	$7.33	$5.34	$8.76
Number of accumulation units outstanding at end of period	63,636	51,039	42,187	19,181	14,372	6,123	4,104	2,941
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during November 2008)
Value at beginning of period	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17	$7.08
Value at end of period	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	16,738	18,709	15,927	12,254	10,571	4,763	0
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76
Value at end of period	$22.14	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70
Number of accumulation units outstanding at end of period	55,266	60,442	71,649	76,154	85,236	106,700	120,525	149,176	279,291	340,864
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during June 2013)
Value at beginning of period	$9.74	$9.77
Value at end of period	$10.22	$9.74
Number of accumulation units outstanding at end of period	24,866	14,298
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.74	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42	$11.39
Value at end of period	$17.22	$15.74	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42
Number of accumulation units outstanding at end of period	9,096	8,430	8,351	7,388	13,748	6,612	4,075	858
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.24	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90	$12.53	$11.35
Value at end of period	$22.77	$22.24	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90	$12.53
Number of accumulation units outstanding at end of period	172,963	178,330	182,045	172,932	200,049	211,882	228,121	231,137	277,481	267,730
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$83.18	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15	$29.37
Value at end of period	$78.55	$83.18	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15
Number of accumulation units outstanding at end of period	47,816	50,628	57,155	33,006	36,457	45,493	48,561	61,561	89,019	119,991
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$34.02	$26.94	$22.39	$24.61	$21.39	$15.43	$26.00	$24.66	$21.12	$18.62
Value at end of period	$34.52	$34.02	$26.94	$22.39	$24.61	$21.39	$15.43	$26.00	$24.66	$21.12
Number of accumulation units outstanding at end of period	100	100	100	111	111	206	635	963	643	577
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$21.46	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42	$12.37
Value at end of period	$23.83	$21.46	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42
Number of accumulation units outstanding at end of period	13,707	19,025	12,197	8,064	8,601	10,671	12,637	11,204	6,757
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.30	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26	$10.77
Value at end of period	$16.40	$15.30	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26
Number of accumulation units outstanding at end of period	15,913	15,865	23,313	22,568	31,747	41,352	40,565	54,971	75,705	62,798
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.01	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95	$10.82
Value at end of period	$15.36	$15.01	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95
Number of accumulation units outstanding at end of period	105,068	121,864	303,365	195,983	152,794	137,908	134,509	82,549	92,703	135,357
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77	$10.06
Value at end of period	$7.51	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	55,725	63,468	104,760	177,213	227,814	166,220	85,598	108,374

CFI 149

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.20	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80	$10.68
Value at end of period	$18.07	$18.20	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80
Number of accumulation units outstanding at end of period	15,694	14,377	18,755	18,007	19,868	23,447	14,914	16,573	22,461	6,749
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.63	$10.62	$8.77	$10.32	$8.33	$5.59
Value at end of period	$13.77	$13.63	$10.62	$8.77	$10.32	$8.33
Number of accumulation units outstanding at end of period	24,985	30,506	28,647	25,975	29,366	7,510
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$32.47	$32.02	$27.87	$28.78	$25.74	$21.83	$20.71	$18.83	$16.73	$17.40
Value at end of period	$32.72	$32.47	$32.02	$27.87	$28.78	$25.74	$21.83	$20.71	$18.83	$16.73
Number of accumulation units outstanding at end of period	160,902	165,845	170,474	144,177	156,624	103,251	78,307	50,126	62,115	48,097
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.41	$11.73	$11.17	$10.58	$9.94	$8.72	$9.90
Value at end of period	$11.95	$11.41	$11.73	$11.17	$10.58	$9.94	$8.72
Number of accumulation units outstanding at end of period	22,689	22,551	21,236	36,203	55,690	50,694	13,169
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29	$10.85
Value at end of period	$21.71	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29
Number of accumulation units outstanding at end of period	678,361	749,244	908,676	1,192,581	1,533,103	1,708,652	1,711,636	1,946,126	2,852,011	2,745,616
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.68	$7.64	$8.76	$9.70
Value at end of period	$3.35	$3.68	$7.64	$8.76
Number of accumulation units outstanding at end of period	20,082	13,572	11,777	9,059
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.40	$16.85	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48
Value at end of period	$17.11	$16.40	$16.85	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63
Number of accumulation units outstanding at end of period	115,522	134,491	162,941	147,051	227,014	165,024	143,360	94,615	204,493	106,739
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.71	$17.02	$15.10	$15.42	$13.63	$11.52	$16.15	$15.42	$14.13	$13.67
Value at end of period	$20.77	$19.71	$17.02	$15.10	$15.42	$13.63	$11.52	$16.15	$15.42	$14.13
Number of accumulation units outstanding at end of period	540,326	611,554	676,425	798,510	1,048,247	1,199,186	1,235,407	1,538,682	1,789,303	2,007,105
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.36	$15.08	$14.09	$13.70	$11.92	$9.88	$11.79	$10.92	$10.16	$10.00
Value at end of period	$14.31	$14.36	$15.08	$14.09	$13.70	$11.92	$9.88	$11.79	$10.92	$10.16
Number of accumulation units outstanding at end of period	219,755	240,767	309,158	341,046	417,025	433,939	446,158	375,533	547,903	498,890
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.30
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	1,222
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.76	$11.32	$11.75	$13.04	$10.80	$7.92	$13.53	$9.69
Value at end of period	$11.17	$12.76	$11.32	$11.75	$13.04	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	267,826	283,934	334,499	401,966	446,275	465,679	405,271	425,952

CFI 150

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$15.98	$12.33	$10.73	$10.85	$9.58	$7.42	$11.99	$11.25	$9.93	$9.26
Value at end of period	$17.55	$15.98	$12.33	$10.73	$10.85	$9.58	$7.42	$11.99	$11.25	$9.93
Number of accumulation units outstanding at end of period	1,990,886	2,217,734	2,306,131	2,497,907	2,830,961	2,776,010	3,193,695	3,727,610	4,061,971	4,634,085
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51	$10.43
Value at end of period	$18.44	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	37,301	58,340	123,565	49,707	18,855	22,295	9,271	11,074	29,325	13,174
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.20	$15.32	$13.49	$13.61	$12.04	$9.85	$15.81	$15.18	$13.35	$12.77
Value at end of period	$22.81	$20.20	$15.32	$13.49	$13.61	$12.04	$9.85	$15.81	$15.18	$13.35
Number of accumulation units outstanding at end of period	494,073	553,654	665,968	736,738	839,034	910,116	1,047,075	1,368,692	1,941,935	2,292,271
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.30	$27.19	$23.29	$23.75	$19.64	$15.03	$24.26	$23.18	$21.35	$19.37
Value at end of period	$39.45	$36.30	$27.19	$23.29	$23.75	$19.64	$15.03	$24.26	$23.18	$21.35
Number of accumulation units outstanding at end of period	246,568	277,462	328,867	380,698	479,449	562,847	618,675	869,060	1,786,511	1,905,635
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.26	$18.55	$16.64	$16.90	$13.86	$11.19	$16.99	$18.26	$16.17	$15.15
Value at end of period	$27.47	$26.26	$18.55	$16.64	$16.90	$13.86	$11.19	$16.99	$18.26	$16.17
Number of accumulation units outstanding at end of period	179,160	216,505	249,325	299,262	427,589	466,993	481,806	678,593	1,173,655	1,440,356
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.46	$14.21	$13.56
Value at end of period	$16.22	$15.46	$14.21
Number of accumulation units outstanding at end of period	50	50	50
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2012)
Value at beginning of period	$18.73	$15.48	$14.74
Value at end of period	$19.68	$18.73	$15.48
Number of accumulation units outstanding at end of period	4,185	1,298	1,320
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.61	$15.93	$13.86	$14.59
Value at end of period	$20.62	$19.61	$15.93	$13.86
Number of accumulation units outstanding at end of period	497	497	497	497
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2011)
Value at beginning of period	$14.49	$13.55	$12.59	$12.25
Value at end of period	$15.22	$14.49	$13.55	$12.59
Number of accumulation units outstanding at end of period	59,891	57,079	83,324	51,084
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$20.25	$20.43	$18.83	$17.65	$16.20	$14.63	$16.12	$15.33	$14.84	$14.51
Value at end of period	$21.43	$20.25	$20.43	$18.83	$17.65	$16.20	$14.63	$16.12	$15.33	$14.84
Number of accumulation units outstanding at end of period	495,053	544,593	653,833	668,572	746,514	848,415	966,352	1,093,085	1,245,873	1,205,427
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.96	$8.26	$7.02	$8.05	$7.53	$5.93	$8.57
Value at end of period	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53	$5.93
Number of accumulation units outstanding at end of period	105,980	89,160	104,351	89,628	86,820	91,183	21
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.53	$13.74	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05
Value at end of period	$15.58	$16.53	$13.74	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08
Number of accumulation units outstanding at end of period	69,577	84,851	97,116	111,743	147,301	179,402	202,554	318,109	591,171	468,182

CFI 151

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.75	$12.12	$10.35	$10.32
Value at end of period	$17.75	$15.75	$12.12	$10.35
Number of accumulation units outstanding at end of period	702,153	533,248	522,501	384,592
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18	$9.40
Value at end of period	$13.96	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	859,366	832,823	535,365	659,811	661,703	793,105	862,181	1,247,251
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44
Value at end of period	$27.06	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43
Number of accumulation units outstanding at end of period	169,937	188,798	123,487	97,926	103,333	66,790	60,533	62,246	74,667	28,746
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.05	$13.15	$13.26	$13.36	$13.43	$13.50	$13.25	$12.70	$12.21	$11.95
Value at end of period	$12.95	$13.05	$13.15	$13.26	$13.36	$13.43	$13.50	$13.25	$12.70	$12.21
Number of accumulation units outstanding at end of period	638,704	677,218	822,784	1,051,569	1,061,434	1,299,450	1,831,765	1,863,139	1,765,402	1,185,620
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.10	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83	$9.83
Value at end of period	$16.13	$14.10	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	25,288	30,223	31,281	32,216	30,115	26,064	41,664	42,367	2,871
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.63	$16.52	$14.54	$14.07	$12.57	$10.71
Value at end of period	$24.27	$21.63	$16.52	$14.54	$14.07	$12.57
Number of accumulation units outstanding at end of period	9,774	5,186	4,704	4,440	4,496	5,515
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64	$8.70
Value at end of period	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	149,769	125,527	116,814	19,665	3,005	3,830	22
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.57	$15.01	$13.05	$13.08	$11.86	$10.06
Value at end of period	$21.79	$19.57	$15.01	$13.05	$13.08	$11.86
Number of accumulation units outstanding at end of period	3,748	2,787	1,966	2,864	3,679	3,410
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.88	$17.84	$15.57	$16.05	$12.86	$11.41
Value at end of period	$26.32	$23.88	$17.84	$15.57	$16.05	$12.86
Number of accumulation units outstanding at end of period	3,637	3,234	3,047	2,663	1,848	3,108
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.41	$11.58	$9.97	$10.24	$8.25	$5.93	$9.78
Value at end of period	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25	$5.93
Number of accumulation units outstanding at end of period	129,336	121,202	101,912	24,192	22,212	15,185	9,712
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.58	$12.04	$10.46	$10.98	$8.75	$6.97	$9.21
Value at end of period	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75	$6.97
Number of accumulation units outstanding at end of period	70,757	66,279	64,408	14,290	19,783	10,942	8,671

CFI 152

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54
Value at end of period	$18.23	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16
Number of accumulation units outstanding at end of period	79,414	84,916	96,640	100,019	103,263	91,859	84,844	106,550	91,622	70,383
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$34.85	$25.50	$22.45	$23.20	$18.80	$14.86	$21.73	$20.68	$17.85	$16.32
Value at end of period	$36.83	$34.85	$25.50	$22.45	$23.20	$18.80	$14.86	$21.73	$20.68	$17.85
Number of accumulation units outstanding at end of period	202,789	226,560	283,186	356,546	415,574	480,037	528,457	676,367	1,224,186	1,173,838
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.99	$12.93	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77	$11.17
Value at end of period	$14.68	$13.99	$12.93	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77
Number of accumulation units outstanding at end of period	38,701	89,903	100,759	86,901	81,744	70,337	56,931	57,238	395
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.63	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22	$10.94	$10.99
Value at end of period	$15.33	$14.63	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22	$10.94
Number of accumulation units outstanding at end of period	75,506	67,823	78,107	43,268	43,171	50,475	32,066	48,509	5,852	535
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.31	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57	$11.41
Value at end of period	$16.05	$15.31	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	67,851	60,838	61,983	33,557	38,361	32,178	16,141	9,218	725
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.70	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91	$12.30
Value at end of period	$16.52	$15.70	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	36,684	34,032	78,763	48,898	38,277	25,564	4,803	27,173	5,315
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.27	$12.47	$10.88	$11.56	$11.32
Value at end of period	$16.10	$15.27	$12.47	$10.88	$11.56
Number of accumulation units outstanding at end of period	588	567	1,623	1,023	516
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.98	$10.44	$9.25	$9.56	$8.55	$6.93	$7.46
Value at end of period	$12.63	$11.98	$10.44	$9.25	$9.56	$8.55	$6.93
Number of accumulation units outstanding at end of period	16,648	15,945	8,331	8,442	4,701	1,445	11
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.81	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49	$11.01	$10.43
Value at end of period	$14.49	$13.81	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49	$11.01
Number of accumulation units outstanding at end of period	1,252	1,367	6,060	4,006	3,148	3,327	0	363	152
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.99	$11.04	$9.93	$10.08	$9.14	$7.66	$9.34
Value at end of period	$12.56	$11.99	$11.04	$9.93	$10.08	$9.14	$7.66
Number of accumulation units outstanding at end of period	25,219	20,359	18,868	21,633	17,739	12,786	2,251
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.16	$16.32	$14.65	$14.51	$13.17	$11.26	$14.85	$14.15	$13.16	$12.78
Value at end of period	$19.20	$18.16	$16.32	$14.65	$14.51	$13.17	$11.26	$14.85	$14.15	$13.16
Number of accumulation units outstanding at end of period	31,591	33,830	36,513	38,966	43,932	58,550	54,012	66,896	91,758	122,844

CFI 153

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.89	$13.91	$12.19	$12.66	$11.29	$9.09	$14.32	$13.75	$12.24	$11.62
Value at end of period	$17.86	$16.89	$13.91	$12.19	$12.66	$11.29	$9.09	$14.32	$13.75	$12.24
Number of accumulation units outstanding at end of period	64,404	61,309	67,514	71,756	74,677	99,918	110,112	165,170	191,012	165,249
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.21	$14.88	$13.20	$13.38	$12.04	$9.96	$14.45	$13.81	$12.52	$12.05
Value at end of period	$18.21	$17.21	$14.88	$13.20	$13.38	$12.04	$9.96	$14.45	$13.81	$12.52
Number of accumulation units outstanding at end of period	57,592	63,732	63,276	79,288	85,767	92,277	111,013	142,807	205,514	140,341
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.97	$12.38	$12.02	$11.30	$10.73	$10.22	$9.91
Value at end of period	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73	$10.22
Number of accumulation units outstanding at end of period	31,450	10,323	38,540	33,749	77,140	11,857	240
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.44	$14.08	$12.26	$12.14	$10.66	$8.52	$13.65	$13.07	$11.41	$11.13
Value at end of period	$20.74	$18.44	$14.08	$12.26	$12.14	$10.66	$8.52	$13.65	$13.07	$11.41
Number of accumulation units outstanding at end of period	3,959	3,333	2,928	2,928	7,255	9,503	7,254	7,319	27,855	17,570
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$26.55	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12
Value at end of period	$29.63	$26.55	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03
Number of accumulation units outstanding at end of period	14,023	16,719	12,352	5,884	4,993	8,298	4,843	11,543	77,637	104,799
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64
Value at end of period	$31.60	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59
Number of accumulation units outstanding at end of period	38,776	45,977	51,218	57,241	55,315	71,146	61,280	88,249	362,027	422,770
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71	$9.74
Value at end of period	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	154,764	160,381	168,001	192,413	221,760	237,654	233,966
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34	$9.98
Value at end of period	$17.07	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	99,780	99,461	118,098	113,029	110,138	74,994	79,392	57,052	106,261
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$26.60	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95
Value at end of period	$29.77	$26.60	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50
Number of accumulation units outstanding at end of period	7,252	8,767	7,966	5,469	14,806	13,198	7,169	6,839	19,870	18,662
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.75	$11.34	$10.01	$10.37	$8.34	$6.74	$10.31	$10.79
Value at end of period	$16.30	$15.75	$11.34	$10.01	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	4,712	4,792	3,347	3,730	1,556	106	771	299
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$21.52	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86	$11.22
Value at end of period	$22.63	$21.52	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	48,866	45,862	49,934	28,040	26,397	24,277	25,427	5,990	19,566	26,416

CFI 154

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41
Value at end of period	$21.60	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74
Number of accumulation units outstanding at end of period	48,987	56,131	52,032	61,938	73,376	79,566	87,715	109,959	317,133	409,753
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.91	$14.45	$12.91	$13.16	$11.81	$9.70	$12.76	$12.42	$11.12	$10.34
Value at end of period	$19.36	$17.91	$14.45	$12.91	$13.16	$11.81	$9.70	$12.76	$12.42	$11.12
Number of accumulation units outstanding at end of period	346,959	361,002	422,068	553,106	684,091	787,964	851,814	1,035,604	1,370,749	1,180,581
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.53	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08	$10.71
Value at end of period	$19.15	$17.53	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	140,563	143,379	82,660	22,619	18,727	13,194	16,493	20,338	171,628	167,607
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45	$11.68
Value at end of period	$21.91	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period	27,562	28,034	30,122	28,118	33,474	36,507	34,095	43,231	60,707	44,087
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.41	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19
Value at end of period	$32.41	$28.41	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28
Number of accumulation units outstanding at end of period	13,185	13,098	10,156	6,392	8,641	11,488	16,866	25,348	29,220	18,311
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$22.41	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11	$11.75
Value at end of period	$24.09	$22.41	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11
Number of accumulation units outstanding at end of period	51,532	44,788	29,370	14,433	12,133	9,373	7,370	7,456	8,517
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.74	$15.66	$12.97	$14.23	$12.36	$8.93	$15.07	$14.26	$12.18	$10.44
Value at end of period	$20.04	$19.74	$15.66	$12.97	$14.23	$12.36	$8.93	$15.07	$14.26	$12.18
Number of accumulation units outstanding at end of period	846,605	939,223	1,125,891	1,285,118	1,532,832	1,762,158	1,961,962	2,544,962	4,138,978	4,671,723
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61	$10.35
Value at end of period	$19.28	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period	19,830	20,806	22,025	23,731	10,342	6,533	2,364	2,163	5
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97	$10.85
Value at end of period	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	895,627	794,854	797,658	552,458	477,101	384,450	314,348	438,484	532,259	79,878
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.57	$16.09	$13.96	$14.62	$11.47	$7.89	$14.00	$12.44	$11.50	$10.26
Value at end of period	$23.93	$21.57	$16.09	$13.96	$14.62	$11.47	$7.89	$14.00	$12.44	$11.50
Number of accumulation units outstanding at end of period	482,366	519,349	590,887	660,822	783,694	817,391	893,654	1,029,745	1,312,088	1,438,844
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.44	$18.99	$16.33	$16.61	$14.57	$11.75	$18.42	$18.02	$15.25	$14.79
Value at end of period	$26.06	$24.44	$18.99	$16.33	$16.61	$14.57	$11.75	$18.42	$18.02	$15.25
Number of accumulation units outstanding at end of period	50,956	56,576	59,203	53,764	63,434	52,484	57,425	56,564	57,789	66,200

CFI 155

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$27.34	$19.79	$16.78	$17.09	$14.75	$10.40	$18.14	$16.64	$14.80	$14.05
Value at end of period	$29.48	$27.34	$19.79	$16.78	$17.09	$14.75	$10.40	$18.14	$16.64	$14.80
Number of accumulation units outstanding at end of period	234,154	247,232	257,931	242,212	290,430	305,839	352,773	425,736	578,885	567,594
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47	$10.14
Value at end of period	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	14,472	17,211	16,654	23,176	31,202	47,415	46,644	61,695	70,327	40,087
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31	$10.20
Value at end of period	$10.16	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	252,164	264,397	282,706	292,580	315,547	345,736	385,345
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.85	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09	$9.79
Value at end of period	$13.36	$13.85	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	7,579	6,217	5,918	4,944	4,877	5,588	3,568	2,870	655
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51	$10.12
Value at end of period	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	70,165	74,853	62,471	53,069	48,365	74,098	23,373	39,866
WANGER SELECT
Value at beginning of period	$21.66	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54	$11.44
Value at end of period	$22.16	$21.66	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54
Number of accumulation units outstanding at end of period	84,173	86,139	95,493	62,300	75,495	52,757	71,741	104,588	71,538	15,719
WANGER USA
Value at beginning of period	$22.40	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81	$11.61
Value at end of period	$23.28	$22.40	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81
Number of accumulation units outstanding at end of period	39,904	50,473	53,021	28,775	23,154	11,530	13,157	20,392	18,612	10,145
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.31	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14	$10.85
Value at end of period	$20.19	$18.31	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14
Number of accumulation units outstanding at end of period	378,784	407,184	488,082	582,125	647,140	782,031	841,888	1,053,903	1,490,194	1,622,664
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$35.43	$25.87	$22.98	$23.68	$19.47	$15.11	$22.32	$24.48	$20.33	$18.55
Value at end of period	$37.74	$35.43	$25.87	$22.98	$23.68	$19.47	$15.11	$22.32	$24.48	$20.33
Number of accumulation units outstanding at end of period	15,988	14,818	15,445	9,696	9,855	11,211	13,391	27,612	74,472	45,988

CFI 156

Condensed Financial Information (continued)

TABLE 19

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$20.18	$15.10	$13.26	$14.11	$12.99	$10.24
Value at end of period	$20.96	$20.18	$15.10	$13.26	$14.11	$12.99
Number of accumulation units outstanding at end of period	8,374	9,786	10,060	8,945	10,105	4,246
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.47	$11.88	$10.77	$11.07	$9.63	$7.96
Value at end of period	$16.36	$14.47	$11.88	$10.77	$11.07	$9.63
Number of accumulation units outstanding at end of period	186,391	194,063	265,698	199,120	109,431	19,265
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.60	$12.13	$11.16	$11.04	$9.92	$8.16
Value at end of period	$16.88	$15.60	$12.13	$11.16	$11.04	$9.92
Number of accumulation units outstanding at end of period	334,337	350,731	398,801	307,773	196,018	44,451
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.98	$13.29	$12.57	$11.22	$10.72	$10.10
Value at end of period	$12.19	$11.98	$13.29	$12.57	$11.22	$10.72
Number of accumulation units outstanding at end of period	124,216	155,781	327,961	296,243	95,860	59,424
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.41	$12.13	$10.17	$11.57	$10.32
Value at end of period	$19.15	$17.41	$12.13	$10.17	$11.57
Number of accumulation units outstanding at end of period	48,308	46,850	35,479	37,166	10,374
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.92	$9.60	$7.72	$8.40	$8.00	$5.77	$9.25
Value at end of period	$11.70	$11.92	$9.60	$7.72	$8.40	$8.00	$5.77
Number of accumulation units outstanding at end of period	35,209	27,633	44,933	37,155	40,839	22,282	7,623
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.00	$12.56	$10.88	$11.74	$9.81
Value at end of period	$19.58	$18.00	$12.56	$10.88	$11.74
Number of accumulation units outstanding at end of period	147,479	126,217	77,648	62,050	20,466
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.01	$17.41	$15.51	$15.74	$12.63	$11.48
Value at end of period	$24.28	$23.01	$17.41	$15.51	$15.74	$12.63
Number of accumulation units outstanding at end of period	8,693	11,276	31,165	34,683	10,707	1,096
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.55	$20.13	$18.37	$17.72	$15.94	$12.83	$18.84	$18.50	$17.15	$16.37
Value at end of period	$25.59	$23.55	$20.13	$18.37	$17.72	$15.94	$12.83	$18.84	$18.50	$17.15
Number of accumulation units outstanding at end of period	58,439	69,557	94,322	116,153	132,391	128,599	139,551	140,885	141,958	219,575

CFI 157

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.12	$10.88	$9.48	$9.87
Value at end of period	$14.35	$11.12	$10.88	$9.48
Number of accumulation units outstanding at end of period	20,526	5,785	9,087	2,181
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.54	$9.66	$8.48	$9.01	$7.81	$6.19	$10.28
Value at end of period	$13.89	$12.54	$9.66	$8.48	$9.01	$7.81	$6.19
Number of accumulation units outstanding at end of period	23,177	17,726	37,549	51,265	49,937	37,926	16,827
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.31	$10.68	$9.25	$9.74	$7.99	$6.10	$9.91
Value at end of period	$15.89	$14.31	$10.68	$9.25	$9.74	$7.99	$6.10
Number of accumulation units outstanding at end of period	19,635	11,022	20,656	24,038	23,624	11,624	7,723
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2013)
Value at beginning of period	$12.06	$11.31
Value at end of period	$12.61	$12.06
Number of accumulation units outstanding at end of period	10,803	572
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.88	$17.52	$14.82	$17.30	$15.95	$11.56	$19.62	$16.65	$13.78	$11.48
Value at end of period	$20.15	$20.88	$17.52	$14.82	$17.30	$15.95	$11.56	$19.62	$16.65	$13.78
Number of accumulation units outstanding at end of period	392,544	446,367	837,533	859,240	835,651	466,338	457,664	325,211	212,150	160,473
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.02	$34.58	$29.96	$31.00	$26.67	$19.82	$34.77	$29.83	$26.93	$23.22
Value at end of period	$49.97	$45.02	$34.58	$29.96	$31.00	$26.67	$19.82	$34.77	$29.83	$26.93
Number of accumulation units outstanding at end of period	558,194	600,310	1,000,920	1,116,432	1,176,377	3,944,179	884,693	847,162	811,346	1,056,955
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.88	$23.52	$20.22	$20.19	$17.69	$13.70	$24.09	$23.93	$20.08	$19.13
Value at end of period	$32.21	$29.88	$23.52	$20.22	$20.19	$17.69	$13.70	$24.09	$23.93	$20.08
Number of accumulation units outstanding at end of period	244,080	267,747	354,942	391,909	400,126	373,154	442,827	485,693	504,653	749,148
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.29	$20.93	$18.40	$18.52	$15.04	$11.83	$22.58	$17.93	$16.93	$16.14
Value at end of period	$31.22	$28.29	$20.93	$18.40	$18.52	$15.04	$11.83	$22.58	$17.93	$16.93
Number of accumulation units outstanding at end of period	364,061	376,622	630,571	778,909	833,329	664,733	732,400	789,960	829,270	1,260,756
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.74	$18.36	$15.33	$18.67	$16.64	$13.27	$23.81	$20.47	$17.48	$14.81
Value at end of period	$21.64	$23.74	$18.36	$15.33	$18.67	$16.64	$13.27	$23.81	$20.47	$17.48
Number of accumulation units outstanding at end of period	40,123	44,259	68,007	106,236	104,101	93,123	126,656	118,882	94,693	104,662
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$29.55	$21.87	$18.63	$19.53	$15.36	$11.99	$18.06	$18.66	$16.08	$14.91
Value at end of period	$29.46	$29.55	$21.87	$18.63	$19.53	$15.36	$11.99	$18.06	$18.66	$16.08
Number of accumulation units outstanding at end of period	84,779	97,961	148,848	179,324	205,681	181,624	176,258	174,003	191,901	316,485
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.45	$10.32	$8.89	$9.14	$8.08	$6.11	$10.10
Value at end of period	$14.52	$13.45	$10.32	$8.89	$9.14	$8.08	$6.11
Number of accumulation units outstanding at end of period	156,007	150,094	234,545	254,777	231,632	141,752	57,982
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.88	$13.96	$12.75	$13.72	$12.30	$10.13
Value at end of period	$18.53	$17.88	$13.96	$12.75	$13.72	$12.30
Number of accumulation units outstanding at end of period	5,039	6,168	10,089	11,937	11,936	1,350

CFI 158

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.07	$36.04	$37.17
Value at end of period	$53.84	$50.07	$36.04
Number of accumulation units outstanding at end of period	37,749	36,778	47,093
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.11	$11.79	$10.44	$10.53	$9.70	$7.62	$11.01	$10.27	$8.87	$8.50
Value at end of period	$16.20	$15.11	$11.79	$10.44	$10.53	$9.70	$7.62	$11.01	$10.27	$8.87
Number of accumulation units outstanding at end of period	112,910	121,050	164,930	184,224	209,384	188,093	199,413	206,829	234,070	196,939
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$45.39	$38.10	$33.82	$33.56	$31.23	$25.02	$29.98	$27.35	$24.92	$23.28
Value at end of period	$48.84	$45.39	$38.10	$33.82	$33.56	$31.23	$25.02	$29.98	$27.35	$24.92
Number of accumulation units outstanding at end of period	0	0	0	0	13	20	18	13	9	54
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$33.32	$25.38	$21.83	$22.33	$17.89	$12.46	$22.33	$18.46	$16.38	$14.71
Value at end of period	$37.17	$33.32	$25.38	$21.83	$22.33	$17.89	$12.46	$22.33	$18.46	$16.38
Number of accumulation units outstanding at end of period	0	0	140	140	438	527	523	809	802	913
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$27.87	$28.15	$26.20	$24.76	$23.12	$20.60	$19.59	$18.46	$17.87	$17.66
Value at end of period	$29.00	$27.87	$28.15	$26.20	$24.76	$23.12	$20.60	$19.59	$18.46	$17.87
Number of accumulation units outstanding at end of period	1	1	1	1	1	21	21	78	5	5
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
Value at beginning of period	$26.00	$20.42	$17.15	$20.05	$17.46	$12.79	$23.30	$21.44	$18.29	$17.43
Value at end of period	$27.70	$26.00	$20.42	$17.15	$20.05	$17.46	$12.79	$23.30	$21.44	$18.29
Number of accumulation units outstanding at end of period	4	4	83	83	92	97	95	352	349	343
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$27.10	$20.97	$17.83	$18.99	$16.73	$12.37	$20.70	$18.14	$16.43	$15.88
Value at end of period	$30.36	$27.10	$20.97	$17.83	$18.99	$16.73	$12.37	$20.70	$18.14	$16.43
Number of accumulation units outstanding at end of period	0	0	0	0	21	32	28	55	50	43
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.46	$8.72	$8.34	$8.93	$7.32	$5.34	$8.76	$9.59
Value at end of period	$12.95	$11.46	$8.72	$8.34	$8.93	$7.32	$5.34	$8.76
Number of accumulation units outstanding at end of period	17,018	21,133	22,958	28,222	70,966	17,347	134	6
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.02	$12.66	$11.00	$11.30	$9.14	$7.17	$10.26
Value at end of period	$17.73	$17.02	$12.66	$11.00	$11.30	$9.14	$7.17
Number of accumulation units outstanding at end of period	46,533	56,748	83,154	67,440	17,882	6,653	3,415
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.89	$15.39	$13.55	$14.24	$11.45	$9.12	$15.17	$15.21	$13.67	$12.74
Value at end of period	$21.99	$19.89	$15.39	$13.55	$14.24	$11.45	$9.12	$15.17	$15.21	$13.67
Number of accumulation units outstanding at end of period	103,207	116,289	314,284	369,791	379,554	1,405,638	248,848	249,295	232,217	342,326
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.73	$9.56
Value at end of period	$10.22	$9.73
Number of accumulation units outstanding at end of period	172,723	79,530

CFI 159

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.68	$11.46	$10.43	$10.85	$8.93	$6.91	$11.41	$10.72	$9.25
Value at end of period	$17.15	$15.68	$11.46	$10.43	$10.85	$8.93	$6.91	$11.41	$10.72
Number of accumulation units outstanding at end of period	26,325	25,904	38,957	44,935	40,294	11,605	9,811	5,253	661
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.13	$17.61	$14.70	$16.05	$14.36	$10.54	$17.10	$14.88	$12.52	$11.35
Value at end of period	$22.64	$22.13	$17.61	$14.70	$16.05	$14.36	$10.54	$17.10	$14.88	$12.52
Number of accumulation units outstanding at end of period	134,768	143,805	210,200	220,524	217,611	149,704	139,487	104,832	65,794	126,629
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$82.63	$76.91	$64.18	$79.04	$62.77	$34.84	$67.60	$50.94	$41.03	$29.30
Value at end of period	$77.99	$82.63	$76.91	$64.18	$79.04	$62.77	$34.84	$67.60	$50.94	$41.03
Number of accumulation units outstanding at end of period	115,730	134,579	216,286	215,906	219,498	143,670	111,277	106,360	103,607	103,665
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$33.75	$26.74	$22.24	$24.46	$21.27	$15.35	$25.88	$24.55	$21.04	$18.56
Value at end of period	$34.24	$33.75	$26.74	$22.24	$24.46	$21.27	$15.35	$25.88	$24.55	$21.04
Number of accumulation units outstanding at end of period	0	0	0	258	568	538	470	461	369	331
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$21.62	$21.83	$19.39	$19.39	$17.01	$14.44	$16.97	$15.61	$14.64	$14.38
Value at end of period	$22.04	$21.62	$21.83	$19.39	$19.39	$17.01	$14.44	$16.97	$15.61	$14.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	227	227	232	234	234
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$21.37	$15.28	$13.06	$13.47	$11.01	$8.09	$13.13	$13.40	$11.76	$10.85
Value at end of period	$23.72	$21.37	$15.28	$13.06	$13.47	$11.01	$8.09	$13.13	$13.40	$11.76
Number of accumulation units outstanding at end of period	62,838	68,079	46,866	53,134	57,247	46,806	56,609	45,506	15,401	1,704
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.20	$13.18	$11.94	$12.27	$11.06	$9.19	$13.38	$12.33	$11.23	$10.75
Value at end of period	$16.28	$15.20	$13.18	$11.94	$12.27	$11.06	$9.19	$13.38	$12.33	$11.23
Number of accumulation units outstanding at end of period	82,914	81,254	163,026	195,165	201,786	142,011	162,971	126,835	121,694	136,795
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.94	$16.60	$15.39	$13.90	$12.97	$11.05	$11.99	$10.94	$10.94	$10.81
Value at end of period	$15.27	$14.94	$16.60	$15.39	$13.90	$12.97	$11.05	$11.99	$10.94	$10.94
Number of accumulation units outstanding at end of period	216,239	265,363	482,222	439,230	400,759	288,706	239,600	100,830	84,571	73,154
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.63	$8.88	$7.99	$10.53	$9.16	$5.29	$12.76	$10.06
Value at end of period	$7.48	$8.63	$8.88	$7.99	$10.53	$9.16	$5.29	$12.76
Number of accumulation units outstanding at end of period	60,306	68,567	146,900	171,313	177,578	163,138	106,502	79,218
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.11	$16.30	$14.16	$14.53	$12.41	$7.80	$12.18	$11.61	$10.79	$10.68
Value at end of period	$17.97	$18.11	$16.30	$14.16	$14.53	$12.41	$7.80	$12.18	$11.61	$10.79
Number of accumulation units outstanding at end of period	64,768	61,334	86,662	68,300	62,843	43,503	55,749	41,569	26,196	38,116
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.59	$10.60	$8.76	$10.31	$8.32	$5.46	$9.96
Value at end of period	$13.72	$13.59	$10.60	$8.76	$10.31	$8.32	$5.46
Number of accumulation units outstanding at end of period	20,787	23,918	44,881	40,921	32,025	3,193	2,311

CFI 160

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.62	$21.33	$18.58	$19.19	$17.18	$14.57	$13.83	$12.58	$11.19	$11.64
Value at end of period	$21.78	$21.62	$21.33	$18.58	$19.19	$17.18	$14.57	$13.83	$12.58	$11.19
Number of accumulation units outstanding at end of period	454,160	507,281	740,227	708,559	648,907	292,953	251,583	129,693	67,124	47,660
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.38	$11.71	$11.15	$10.56	$9.93	$8.72	$9.96
Value at end of period	$11.91	$11.38	$11.71	$11.15	$10.56	$9.93	$8.72
Number of accumulation units outstanding at end of period	54,183	55,975	85,105	89,164	78,642	53,288	24,007
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$19.94	$15.02	$12.57	$13.33	$11.97	$8.97	$14.85	$13.51	$12.28	$10.85
Value at end of period	$21.60	$19.94	$15.02	$12.57	$13.33	$11.97	$8.97	$14.85	$13.51	$12.28
Number of accumulation units outstanding at end of period	487,442	529,707	927,583	1,035,804	1,102,940	758,979	688,355	496,556	426,366	450,471
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.68	$7.63	$8.76	$9.85
Value at end of period	$3.34	$3.68	$7.63	$8.76
Number of accumulation units outstanding at end of period	74,233	35,846	63,903	34,967
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.31	$16.76	$15.67	$15.30	$14.35	$12.85	$12.99	$11.97	$11.61	$11.47
Value at end of period	$17.01	$16.31	$16.76	$15.67	$15.30	$14.35	$12.85	$12.99	$11.97	$11.61
Number of accumulation units outstanding at end of period	367,782	434,216	686,186	764,294	644,709	397,030	315,622	243,077	126,953	170,058
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.45	$22.86	$20.29	$20.73	$18.33	$15.50	$21.74	$20.77	$19.05	$18.43
Value at end of period	$27.86	$26.45	$22.86	$20.29	$20.73	$18.33	$15.50	$21.74	$20.77	$19.05
Number of accumulation units outstanding at end of period	386,823	420,303	509,261	579,153	711,836	983,558	803,014	996,955	1,129,840	1,506,113
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.30	$15.02	$14.04	$13.66	$11.89	$9.86	$11.77	$10.91	$10.15	$10.00
Value at end of period	$14.09	$14.30	$15.02	$14.04	$13.66	$11.89	$9.86	$11.77	$10.91	$10.15
Number of accumulation units outstanding at end of period	215,658	254,381	408,264	520,265	518,781	452,814	487,485	466,212	428,035	557,770
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.71	$11.29	$11.72	$13.01	$10.79	$7.91	$13.52	$9.69
Value at end of period	$11.12	$12.71	$11.29	$11.72	$13.01	$10.79	$7.91	$13.52
Number of accumulation units outstanding at end of period	193,272	203,386	631,055	656,357	587,076	330,673	305,370	210,824
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.96	$18.49	$16.11	$16.29	$14.39	$11.15	$18.03	$16.93	$14.95	$13.94
Value at end of period	$26.30	$23.96	$18.49	$16.11	$16.29	$14.39	$11.15	$18.03	$16.93	$14.95
Number of accumulation units outstanding at end of period	1,830,797	2,004,196	2,057,235	2,300,921	2,660,095	2,711,135	2,990,615	3,430,110	3,838,456	4,802,154
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$18.30	$17.47	$15.45	$14.93	$13.18	$8.90	$11.58	$11.35	$10.51	$10.37
Value at end of period	$18.36	$18.30	$17.47	$15.45	$14.93	$13.18	$8.90	$11.58	$11.35	$10.51
Number of accumulation units outstanding at end of period	47,111	51,132	93,032	69,062	63,763	54,266	29,565	30,917	32,047	2,449
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.17	$22.89	$20.17	$20.36	$18.02	$14.75	$23.70	$22.75	$20.03	$19.17
Value at end of period	$34.06	$30.17	$22.89	$20.17	$20.36	$18.02	$14.75	$23.70	$22.75	$20.03
Number of accumulation units outstanding at end of period	254,006	280,990	663,926	722,676	804,575	485,099	595,014	707,223	790,125	1,063,685
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.02	$26.99	$23.13	$23.60	$19.52	$14.95	$24.15	$23.08	$21.27	$19.30
Value at end of period	$39.12	$36.02	$26.99	$23.13	$23.60	$19.52	$14.95	$24.15	$23.08	$21.27
Number of accumulation units outstanding at end of period	184,929	205,748	563,136	632,017	639,954	1,883,764	424,192	461,298	509,523	754,152

CFI 161

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.05	$18.41	$16.52	$16.79	$13.78	$11.13	$16.91	$18.18	$16.11	$15.10
Value at end of period	$27.24	$26.05	$18.41	$16.52	$16.79	$13.78	$11.13	$16.91	$18.18	$16.11
Number of accumulation units outstanding at end of period	139,402	151,326	341,962	386,222	390,762	203,368	209,995	257,974	286,766	407,144
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.84	$23.06	$21.26	$19.94	$18.31	$16.55	$18.23	$17.35	$16.81	$16.44
Value at end of period	$24.15	$22.84	$23.06	$21.26	$19.94	$18.31	$16.55	$18.23	$17.35	$16.81
Number of accumulation units outstanding at end of period	329,713	345,648	565,573	603,778	695,236	4,166,774	775,032	793,568	777,013	1,025,425
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.93	$8.24	$7.00	$8.04	$7.52	$5.93	$6.35
Value at end of period	$9.26	$9.93	$8.24	$7.00	$8.04	$7.52	$5.93
Number of accumulation units outstanding at end of period	70,467	78,444	114,778	135,054	131,553	99,216	760
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.42	$13.66	$11.56	$13.71	$13.49	$10.70	$18.84	$16.75	$13.05	$12.03
Value at end of period	$15.48	$16.42	$13.66	$11.56	$13.71	$13.49	$10.70	$18.84	$16.75	$13.05
Number of accumulation units outstanding at end of period	19,031	24,560	64,866	79,639	93,910	3,313,871	79,091	89,633	84,487	118,557
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.73	$12.11	$10.34	$10.32
Value at end of period	$17.72	$15.73	$12.11	$10.34
Number of accumulation units outstanding at end of period	638,608	422,232	512,821	520,953
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.73	$9.81	$8.63	$8.40	$7.10	$6.36	$9.17	$9.39
Value at end of period	$13.90	$12.73	$9.81	$8.63	$8.40	$7.10	$6.36	$9.17
Number of accumulation units outstanding at end of period	768,193	753,226	1,092,165	1,329,537	796,575	568,780	626,385	452,257
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.91	$19.03	$16.81	$17.04	$13.18	$9.40	$15.20	$12.19	$11.41	$10.42
Value at end of period	$26.88	$24.91	$19.03	$16.81	$17.04	$13.18	$9.40	$15.20	$12.19	$11.41
Number of accumulation units outstanding at end of period	130,085	150,017	128,066	112,532	64,503	40,540	36,423	24,144	21,491	19,257
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.99	$14.11	$14.22	$14.34	$14.43	$14.50	$14.25	$13.67	$13.14	$12.87
Value at end of period	$13.87	$13.99	$14.11	$14.22	$14.34	$14.43	$14.50	$14.25	$13.67	$13.14
Number of accumulation units outstanding at end of period	476,255	520,334	775,269	962,863	1,027,800	2,663,562	931,952	745,229	502,169	526,675
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.05	$10.84	$9.90	$10.43	$9.06	$7.34	$11.31	$10.82	$10.03
Value at end of period	$16.06	$14.05	$10.84	$9.90	$10.43	$9.06	$7.34	$11.31	$10.82
Number of accumulation units outstanding at end of period	34,897	39,812	57,091	82,790	65,448	63,017	50,525	38,092	5,749
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.58	$16.49	$14.52	$14.06	$12.57	$10.71
Value at end of period	$24.20	$21.58	$16.49	$14.52	$14.06	$12.57
Number of accumulation units outstanding at end of period	38,229	24,280	41,107	26,639	17,174	6,997
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.83	$10.56	$9.22	$9.07	$8.15	$6.64	$10.18
Value at end of period	$15.49	$13.83	$10.56	$9.22	$9.07	$8.15	$6.64
Number of accumulation units outstanding at end of period	111,186	86,112	114,521	87,375	55,122	22,724	3,064

CFI 162

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.53	$14.98	$13.03	$13.07	$11.86	$10.06
Value at end of period	$21.72	$19.53	$14.98	$13.03	$13.07	$11.86
Number of accumulation units outstanding at end of period	25,041	19,856	19,806	17,663	14,150	2,500
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.82	$17.81	$15.55	$16.04	$12.85	$11.41
Value at end of period	$26.24	$23.82	$17.81	$15.55	$16.04	$12.85
Number of accumulation units outstanding at end of period	12,946	9,953	14,178	17,037	11,021	10,011
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.37	$11.55	$9.95	$10.23	$8.24	$5.93	$10.14
Value at end of period	$17.17	$15.37	$11.55	$9.95	$10.23	$8.24	$5.93
Number of accumulation units outstanding at end of period	67,772	77,727	94,416	88,858	89,065	41,149	8,430
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.53	$12.01	$10.44	$10.96	$8.74	$6.97	$10.22
Value at end of period	$17.20	$16.53	$12.01	$10.44	$10.96	$8.74	$6.97
Number of accumulation units outstanding at end of period	71,889	82,384	93,430	98,853	87,502	28,053	4,718
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.29	$12.54	$10.98	$10.98	$8.37	$6.44	$9.91	$9.08	$8.14	$7.52
Value at end of period	$18.11	$17.29	$12.54	$10.98	$10.98	$8.37	$6.44	$9.91	$9.08	$8.14
Number of accumulation units outstanding at end of period	72,217	65,830	76,436	77,145	63,956	33,672	33,603	27,543	19,993	21,837
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$48.63	$35.60	$31.35	$32.43	$26.29	$20.79	$30.41	$28.96	$25.01	$22.87
Value at end of period	$51.37	$48.63	$35.60	$31.35	$32.43	$26.29	$20.79	$30.41	$28.96	$25.01
Number of accumulation units outstanding at end of period	77,999	88,990	183,198	201,089	208,726	167,456	179,454	184,068	199,461	273,644
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.93	$12.88	$11.65	$11.84	$10.73	$8.85	$12.20	$11.76	$10.71	$10.44
Value at end of period	$14.61	$13.93	$12.88	$11.65	$11.84	$10.73	$8.85	$12.20	$11.76	$10.71
Number of accumulation units outstanding at end of period	165,504	141,890	255,688	287,659	259,787	167,271	154,946	91,089	37,317	2,237
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.57	$12.63	$11.23	$11.69	$10.36	$8.31	$12.67	$12.21	$10.94	$10.32
Value at end of period	$15.25	$14.57	$12.63	$11.23	$11.69	$10.36	$8.31	$12.67	$12.21	$10.94
Number of accumulation units outstanding at end of period	490,009	470,495	586,555	627,871	566,984	378,624	278,523	118,560	20,669	5,374
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.25	$12.78	$11.20	$11.84	$10.42	$8.19	$13.11	$12.56	$11.10	$10.84
Value at end of period	$15.98	$15.25	$12.78	$11.20	$11.84	$10.42	$8.19	$13.11	$12.56	$11.10
Number of accumulation units outstanding at end of period	238,315	232,790	286,876	350,483	380,933	395,959	293,654	165,297	8,501	164
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.63	$12.77	$11.15	$11.86	$10.39	$8.07	$13.53	$12.90	$11.31	$10.97
Value at end of period	$16.44	$15.63	$12.77	$11.15	$11.86	$10.39	$8.07	$13.53	$12.90	$11.31
Number of accumulation units outstanding at end of period	337,320	339,961	386,928	454,772	380,015	325,382	205,963	75,669	7,940	310
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$15.25	$12.45	$10.87	$11.55	$10.11
Value at end of period	$16.06	$15.25	$12.45	$10.87	$11.55
Number of accumulation units outstanding at end of period	12,060	8,777	6,499	3,879	75

CFI 163

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.94	$10.41	$9.24	$9.55	$8.54	$6.93	$9.00
Value at end of period	$12.59	$11.94	$10.41	$9.24	$9.55	$8.54	$6.93
Number of accumulation units outstanding at end of period	8,026	7,719	3,290	2,976	2,070	942	607
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.76	$12.97	$11.92	$11.97	$11.02	$9.48	$11.47	$11.00	$10.33	$10.23
Value at end of period	$14.42	$13.76	$12.97	$11.92	$11.97	$11.02	$9.48	$11.47	$11.00	$10.33
Number of accumulation units outstanding at end of period	76,994	89,600	85,713	89,840	89,473	21,320	22,488	44,500	140	59
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.96	$11.01	$9.92	$10.07	$9.13	$7.66	$7.67
Value at end of period	$12.52	$11.96	$11.01	$9.92	$10.07	$9.13	$7.66
Number of accumulation units outstanding at end of period	14,670	12,986	6,705	5,233	4,726	4,558	2,658
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.71	$20.43	$18.35	$18.18	$16.51	$14.12	$18.64	$17.77	$16.53	$16.06
Value at end of period	$24.01	$22.71	$20.43	$18.35	$18.18	$16.51	$14.12	$18.64	$17.77	$16.53
Number of accumulation units outstanding at end of period	52,698	50,138	65,165	59,962	57,599	58,985	61,179	47,464	38,641	56,267
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.42	$19.30	$16.93	$17.58	$15.69	$12.63	$19.92	$19.13	$17.04	$16.19
Value at end of period	$24.75	$23.42	$19.30	$16.93	$17.58	$15.69	$12.63	$19.92	$19.13	$17.04
Number of accumulation units outstanding at end of period	100,205	102,790	149,559	177,328	169,435	140,891	137,569	110,242	115,492	216,238
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.61	$19.56	$17.37	$17.62	$15.86	$13.13	$19.04	$18.21	$16.52	$15.91
Value at end of period	$23.92	$22.61	$19.56	$17.37	$17.62	$15.86	$13.13	$19.04	$18.21	$16.52
Number of accumulation units outstanding at end of period	59,910	65,457	81,174	84,516	91,534	87,162	92,821	90,782	75,524	135,090
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.93	$12.35	$11.99	$11.28	$10.72	$10.21	$9.71
Value at end of period	$12.51	$11.93	$12.35	$11.99	$11.28	$10.72	$10.21
Number of accumulation units outstanding at end of period	20,164	19,479	37,982	35,917	13,893	6,588	1,177
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$26.40	$20.27	$17.57	$18.30	$15.12	$11.24	$15.44	$16.03	$14.01	$13.10
Value at end of period	$29.44	$26.40	$20.27	$17.57	$18.30	$15.12	$11.24	$15.44	$16.03	$14.01
Number of accumulation units outstanding at end of period	67,183	76,952	92,662	79,174	67,038	1,366,360	25,080	23,206	31,381	36,285
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.35	$22.04	$18.58	$18.33	$14.61	$10.90	$18.71	$17.79	$15.57	$14.62
Value at end of period	$31.40	$30.35	$22.04	$18.58	$18.33	$14.61	$10.90	$18.71	$17.79	$15.57
Number of accumulation units outstanding at end of period	115,506	131,576	194,465	234,209	233,223	1,172,882	167,687	120,294	116,579	133,425
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.44	$12.07	$9.65	$10.26	$8.90	$6.71	$9.74
Value at end of period	$14.07	$12.44	$12.07	$9.65	$10.26	$8.90	$6.71
Number of accumulation units outstanding at end of period	141,097	148,874	219,034	221,527	258,022	221,504	213,772
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.20	$13.04	$11.38	$10.48	$8.26	$6.13	$10.06	$12.33	$10.05
Value at end of period	$16.99	$13.20	$13.04	$11.38	$10.48	$8.26	$6.13	$10.06	$12.33
Number of accumulation units outstanding at end of period	224,084	245,796	398,169	345,317	340,318	182,569	131,923	59,647	32,919

CFI 164

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$26.44	$19.79	$17.78	$18.81	$16.93	$12.97	$21.53	$20.85	$18.47	$17.93
Value at end of period	$29.58	$26.44	$19.79	$17.78	$18.81	$16.93	$12.97	$21.53	$20.85	$18.47
Number of accumulation units outstanding at end of period	19,596	17,056	24,468	33,072	29,481	22,577	22,012	19,407	14,516	18,596
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.69	$11.30	$9.98	$10.35	$8.33	$6.73	$10.30	$10.09	$9.50
Value at end of period	$16.23	$15.69	$11.30	$9.98	$10.35	$8.33	$6.73	$10.30	$10.09
Number of accumulation units outstanding at end of period	17,346	16,681	16,883	24,662	13,659	8,131	6,609	1,962	429
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$21.42	$15.88	$13.97	$15.83	$12.44	$9.01	$14.93	$13.15	$11.86	$11.46
Value at end of period	$22.52	$21.42	$15.88	$13.97	$15.83	$12.44	$9.01	$14.93	$13.15	$11.86
Number of accumulation units outstanding at end of period	109,169	111,754	178,516	186,164	168,496	99,301	73,161	35,304	33,126	9,192
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.83	$14.82	$12.59	$12.97	$11.36	$8.92	$14.16	$14.61	$12.72	$12.40
Value at end of period	$21.46	$19.83	$14.82	$12.59	$12.97	$11.36	$8.92	$14.16	$14.61	$12.72
Number of accumulation units outstanding at end of period	83,032	94,022	178,077	192,605	174,898	143,053	146,396	177,164	210,807	231,845
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.85	$14.40	$12.88	$13.13	$11.37	$9.69	$12.76	$12.42	$11.12	$10.17
Value at end of period	$18.59	$17.85	$14.40	$12.88	$13.13	$11.37	$9.69	$12.76	$12.42	$11.12
Number of accumulation units outstanding at end of period	447,251	396,535	567,491	641,967	709,622	683,722	759,860	910,278	1,084,762	1,225,357
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.46	$13.15	$11.58	$11.93	$10.70	$8.71	$12.95	$12.73	$11.07	$10.36
Value at end of period	$19.06	$17.46	$13.15	$11.58	$11.93	$10.70	$8.71	$12.95	$12.73	$11.07
Number of accumulation units outstanding at end of period	36,353	42,525	54,916	70,195	68,347	55,430	41,382	28,159	18,828	11,183
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$21.79	$23.32	$19.74	$24.36	$20.42	$12.01	$24.85	$18.10	$13.44	$10.72
Value at end of period	$21.81	$21.79	$23.32	$19.74	$24.36	$20.42	$12.01	$24.85	$18.10	$13.44
Number of accumulation units outstanding at end of period	44,702	49,048	83,549	87,365	84,290	65,793	59,973	71,156	55,276	15,291
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.25	$21.66	$18.20	$18.03	$14.79	$11.87	$17.88	$17.62	$15.25	$14.18
Value at end of period	$32.21	$28.25	$21.66	$18.20	$18.03	$14.79	$11.87	$17.88	$17.62	$15.25
Number of accumulation units outstanding at end of period	64,891	67,543	82,359	69,870	68,712	58,394	63,941	55,300	49,540	72,438
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$22.31	$16.20	$13.76	$14.07	$11.20	$8.87	$12.77	$13.10	$11.33	$10.97
Value at end of period	$23.97	$22.31	$16.20	$13.76	$14.07	$11.20	$8.87	$12.77	$13.10	$11.33
Number of accumulation units outstanding at end of period	45,111	37,725	41,836	24,633	17,864	12,595	10,255	9,661	6,724	33
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.68	$15.61	$12.94	$14.20	$12.34	$8.55	$15.07	$13.68	$12.18	$10.13
Value at end of period	$19.96	$19.68	$15.61	$12.94	$14.20	$12.34	$8.55	$15.07	$13.68	$12.18
Number of accumulation units outstanding at end of period	670,738	742,356	1,185,795	1,382,994	1,510,577	1,381,472	1,562,268	1,780,228	2,140,394	2,544,290
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$19.30	$17.32	$15.04	$15.27	$12.94	$7.81	$11.16	$10.60	$10.33
Value at end of period	$19.20	$19.30	$17.32	$15.04	$15.27	$12.94	$7.81	$11.16	$10.60
Number of accumulation units outstanding at end of period	125,539	115,502	93,907	82,899	47,779	37,649	19,694	10,869	152

CFI 165

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.43	$16.04	$14.13	$13.85	$12.25	$9.27	$12.90	$12.46	$10.96	$10.11
Value at end of period	$21.61	$19.43	$16.04	$14.13	$13.85	$12.25	$9.27	$12.90	$12.46	$10.96
Number of accumulation units outstanding at end of period	1,306,268	1,525,312	2,253,958	2,160,104	1,878,983	676,518	600,671	309,824	146,112	30,645
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.81	$15.52	$13.93	$14.59	$11.45	$7.63	$13.54	$12.04	$11.50	$9.94
Value at end of period	$23.07	$20.81	$15.52	$13.93	$14.59	$11.45	$7.63	$13.54	$12.04	$11.50
Number of accumulation units outstanding at end of period	441,390	476,948	626,492	722,973	868,037	906,219	985,769	1,097,828	1,236,769	1,516,714
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.28	$18.88	$16.24	$16.53	$14.50	$11.70	$18.35	$17.96	$15.21	$14.76
Value at end of period	$25.87	$24.28	$18.88	$16.24	$16.53	$14.50	$11.70	$18.35	$17.96	$15.21
Number of accumulation units outstanding at end of period	118,320	127,647	173,229	182,117	172,681	4,520,640	59,740	56,015	53,267	81,482
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$37.72	$27.32	$23.17	$23.62	$20.39	$14.38	$25.10	$23.04	$20.50	$19.48
Value at end of period	$40.66	$37.72	$27.32	$23.17	$23.62	$20.39	$14.38	$25.10	$23.04	$20.50
Number of accumulation units outstanding at end of period	180,920	192,543	402,708	448,410	469,522	854,178	321,691	336,596	339,737	529,677
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.38	$14.45	$12.27	$14.12	$12.52	$9.17	$18.32	$15.33	$12.46	$10.22
Value at end of period	$16.06	$16.38	$14.45	$12.27	$14.12	$12.52	$9.17	$18.32	$15.33	$12.46
Number of accumulation units outstanding at end of period	21,142	21,234	34,542	37,592	46,122	45,894	42,129	29,751	18,763	5,782
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.94	$9.17	$7.78	$8.92	$8.26	$6.30	$10.20
Value at end of period	$10.13	$10.94	$9.17	$7.78	$8.92	$8.26	$6.30
Number of accumulation units outstanding at end of period	284,477	320,304	477,762	395,047	521,249	523,033	549,115
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.80	$10.65	$8.82	$9.44	$8.83	$6.73	$11.26	$11.09	$9.52
Value at end of period	$13.30	$13.80	$10.65	$8.82	$9.44	$8.83	$6.73	$11.26	$11.09
Number of accumulation units outstanding at end of period	69,780	69,690	72,726	77,511	60,870	46,004	36,305	26,158	9,080
WANGER INTERNATIONAL
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.91	$10.64	$8.83	$10.42	$8.42	$5.67	$10.51	$10.39
Value at end of period	$12.23	$12.91	$10.64	$8.83	$10.42	$8.42	$5.67	$10.51
Number of accumulation units outstanding at end of period	219,155	233,371	287,113	259,694	275,242	111,338	62,225	29,170
WANGER SELECT
Value at beginning of period	$21.55	$16.15	$13.75	$16.85	$13.43	$8.15	$16.13	$14.87	$12.53	$11.44
Value at end of period	$22.04	$21.55	$16.15	$13.75	$16.85	$13.43	$8.15	$16.13	$14.87	$12.53
Number of accumulation units outstanding at end of period	155,860	178,817	291,971	343,889	404,307	294,722	228,012	154,764	54,744	44,021
WANGER USA
Value at beginning of period	$22.29	$16.81	$14.12	$14.76	$12.07	$8.56	$14.31	$13.69	$12.80	$11.60
Value at end of period	$23.16	$22.29	$16.81	$14.12	$14.76	$12.07	$8.56	$14.31	$13.69	$12.80
Number of accumulation units outstanding at end of period	94,434	110,916	150,414	183,421	179,661	145,350	115,162	95,012	52,587	76,525
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.22	$13.94	$12.50	$11.78	$10.49	$8.89	$13.41	$13.01	$11.13	$10.84
Value at end of period	$20.08	$18.22	$13.94	$12.50	$11.78	$10.49	$8.89	$13.41	$13.01	$11.13
Number of accumulation units outstanding at end of period	226,391	226,825	443,507	452,720	455,530	325,085	342,968	293,251	234,784	250,556

CFI 166

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$35.20	$25.71	$22.85	$23.56	$19.38	$15.05	$22.24	$24.41	$20.27	$18.51
Value at end of period	$37.47	$35.20	$25.71	$22.85	$23.56	$19.38	$15.05	$22.24	$24.41	$20.27
Number of accumulation units outstanding at end of period	67,657	74,900	125,164	130,373	150,993	108,555	102,484	80,955	69,703	50,591

TABLE 20

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.13	$15.07	$13.24	$14.10	$12.98	$11.52
Value at end of period	$20.91	$20.13	$15.07	$13.24	$14.10	$12.98
Number of accumulation units outstanding at end of period	0	0	0	0	1,784	244
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.43	$11.85	$10.76	$11.06	$9.63	$8.24
Value at end of period	$16.31	$14.43	$11.85	$10.76	$11.06	$9.63
Number of accumulation units outstanding at end of period	1,235	2,742	2,223	2,167	6,226	3,101
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.56	$12.10	$11.14	$11.03	$9.91	$8.16
Value at end of period	$16.83	$15.56	$12.10	$11.14	$11.03	$9.91
Number of accumulation units outstanding at end of period	1,366	1,271	723	1,046	24,649	3,649
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.95	$13.27	$12.55	$11.21	$10.72	$10.25
Value at end of period	$12.16	$11.95	$13.27	$12.55	$11.21	$10.72
Number of accumulation units outstanding at end of period	3,298	4,556	8,560	11,764	10,947	4,263
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.54	$17.81	$14.94	$17.16
Value at end of period	$28.08	$25.54	$17.81	$14.94
Number of accumulation units outstanding at end of period	911	991	514	335
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.88	$9.57	$7.70	$8.38	$7.99	$5.76	$9.46
Value at end of period	$11.66	$11.88	$9.57	$7.70	$8.38	$7.99	$5.76
Number of accumulation units outstanding at end of period	1,490	6,136	1,297	908	4,946	834	366
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.97	$12.55	$10.87	$11.74	$10.00
Value at end of period	$19.54	$17.97	$12.55	$10.87	$11.74
Number of accumulation units outstanding at end of period	856	1,048	983	797	1,046

CFI 167

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during November 2009)
Value at beginning of period	$22.96	$17.38	$15.49	$15.73	$12.63	$11.89
Value at end of period	$24.21	$22.96	$17.38	$15.49	$15.73	$12.63
Number of accumulation units outstanding at end of period	582	304	156	548	1,880	22
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.39	$14.87	$13.58	$13.10	$11.79	$9.50	$13.95	$13.70	$12.71	$12.14
Value at end of period	$18.89	$17.39	$14.87	$13.58	$13.10	$11.79	$9.50	$13.95	$13.70	$12.71
Number of accumulation units outstanding at end of period	3,122	3,159	5,099	10,814	10,652	8,762	9,421	9,762	15,580	9,860
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.10	$10.87	$9.48	$8.65
Value at end of period	$14.33	$11.10	$10.87	$9.48
Number of accumulation units outstanding at end of period	2,043	367	383	16
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.50	$9.64	$8.46	$9.00	$7.81	$6.19	$8.12
Value at end of period	$13.84	$12.50	$9.64	$8.46	$9.00	$7.81	$6.19
Number of accumulation units outstanding at end of period	111	89	0	0	2,732	0	514
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.27	$10.66	$9.23	$9.73	$7.99	$6.09	$8.48
Value at end of period	$15.84	$14.27	$10.66	$9.23	$9.73	$7.99	$6.09
Number of accumulation units outstanding at end of period	349	3	0	0	2,327	276	173
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.78	$17.45	$14.77	$17.25	$15.91	$11.54	$19.59	$16.63	$13.77	$11.48
Value at end of period	$20.04	$20.78	$17.45	$14.77	$17.25	$15.91	$11.54	$19.59	$16.63	$13.77
Number of accumulation units outstanding at end of period	20,871	21,864	19,995	12,667	87,916	62,563	48,358	27,275	17,567	7,764
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.78	$23.65	$20.50	$21.22	$18.27	$13.58	$23.85	$20.46	$18.48	$15.95
Value at end of period	$34.14	$30.78	$23.65	$20.50	$21.22	$18.27	$13.58	$23.85	$20.46	$18.48
Number of accumulation units outstanding at end of period	124,531	131,553	143,636	102,144	238,209	219,597	217,736	209,353	216,615	161,935
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.79	$16.37	$14.08	$14.07	$12.33	$9.56	$16.82	$16.71	$14.03	$13.37
Value at end of period	$22.40	$20.79	$16.37	$14.08	$14.07	$12.33	$9.56	$16.82	$16.71	$14.03
Number of accumulation units outstanding at end of period	13,128	14,664	17,857	22,647	59,877	56,842	57,482	52,643	71,702	62,913
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.75	$15.36	$13.51	$13.61	$11.06	$8.70	$16.61	$13.20	$12.47	$11.89
Value at end of period	$22.89	$20.75	$15.36	$13.51	$13.61	$11.06	$8.70	$16.61	$13.20	$12.47
Number of accumulation units outstanding at end of period	14,164	15,664	26,912	32,500	66,372	64,537	71,974	65,734	97,269	89,122
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$18.83	$14.57	$12.17	$14.83	$13.23	$10.55	$18.94	$16.29	$13.92	$11.80
Value at end of period	$17.15	$18.83	$14.57	$12.17	$14.83	$13.23	$10.55	$18.94	$16.29	$13.92
Number of accumulation units outstanding at end of period	4,365	4,206	4,776	6,354	7,593	7,627	11,257	11,860	16,029	9,833
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$29.36	$21.75	$18.54	$19.43	$15.29	$11.95	$18.00	$18.60	$16.05	$14.89
Value at end of period	$29.27	$29.36	$21.75	$18.54	$19.43	$15.29	$11.95	$18.00	$18.60	$16.05
Number of accumulation units outstanding at end of period	6,341	6,359	4,065	4,097	23,197	19,174	17,373	15,469	10,085	11,194
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.41	$10.30	$8.87	$9.12	$8.08	$6.11	$9.19
Value at end of period	$14.48	$13.41	$10.30	$8.87	$9.12	$8.08	$6.11
Number of accumulation units outstanding at end of period	360	116	0	0	61,687	28,551	8,431

CFI 168

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.84	$13.93	$12.74	$13.71	$12.29	$12.15
Value at end of period	$18.47	$17.84	$13.93	$12.74	$13.71	$12.29
Number of accumulation units outstanding at end of period	0	0	21	127	2,333	2
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.03	$36.02	$37.17
Value at end of period	$53.76	$50.03	$36.02
Number of accumulation units outstanding at end of period	264	259	257
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.00	$11.71	$10.37	$10.47	$9.65	$7.59	$10.96	$10.23	$8.84	$8.47
Value at end of period	$16.07	$15.00	$11.71	$10.37	$10.47	$9.65	$7.59	$10.96	$10.23	$8.84
Number of accumulation units outstanding at end of period	12,133	15,116	12,522	6,563	12,998	11,527	9,414	10,643	10,710	2,882
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during August 2006)
Value at beginning of period	$31.41	$26.38	$23.43	$23.26	$21.65	$17.36	$20.81	$19.00	$17.43
Value at end of period	$33.78	$31.41	$26.38	$23.43	$23.26	$21.65	$17.36	$20.81	$19.00
Number of accumulation units outstanding at end of period	61	61	61	61	354	676	675	676	749
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during August 2006)
Value at beginning of period	$29.98	$22.85	$19.66	$20.12	$16.13	$11.24	$20.15	$16.67	$14.53
Value at end of period	$33.43	$29.98	$22.85	$19.66	$20.12	$16.13	$11.24	$20.15	$16.67
Number of accumulation units outstanding at end of period	28	28	28	28	166	317	317	318	423
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.50	$22.73	$21.18	$20.02	$18.71	$16.67	$15.87	$15.04
Value at end of period	$23.40	$22.50	$22.73	$21.18	$20.02	$18.71	$16.67	$15.87
Number of accumulation units outstanding at end of period	0	0	0	0	179	141	98	49
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
(Funds were first received in this option during August 2006)
Value at beginning of period	$17.21	$13.52	$11.36	$13.29	$11.58	$8.48	$15.47	$14.24	$11.87
Value at end of period	$18.32	$17.21	$13.52	$11.36	$13.29	$11.58	$8.48	$15.47	$14.24
Number of accumulation units outstanding at end of period	57	57	57	57	336	640	640	640	566
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$18.79	$14.55	$12.38	$13.19	$11.62	$8.60	$14.40	$12.62	$11.26	$11.06
Value at end of period	$21.04	$18.79	$14.55	$12.38	$13.19	$11.62	$8.60	$14.40	$12.62	$11.26
Number of accumulation units outstanding at end of period	35	35	35	35	207	394	394	394	526	0
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.43	$8.69	$8.32	$8.92	$7.31	$5.33	$8.76	$10.28
Value at end of period	$12.90	$11.43	$8.69	$8.32	$8.92	$7.31	$5.33	$8.76
Number of accumulation units outstanding at end of period	411	0	0	0	0	0	671	9
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$16.60	$13.22	$12.07	$12.00	$10.38	$8.06	$12.15	$10.87	$11.01
Value at end of period	$16.66	$16.60	$13.22	$12.07	$12.00	$10.38	$8.06	$12.15	$10.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	16,844
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.97	$12.63	$10.98	$11.29	$9.13	$7.17	$9.42
Value at end of period	$17.67	$16.97	$12.63	$10.98	$11.29	$9.13	$7.17
Number of accumulation units outstanding at end of period	257	3,114	2,663	2,655	1,157	439	289

CFI 169

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.77	$15.30	$13.48	$14.17	$11.40	$9.09	$15.12	$15.17	$13.64	$12.71
Value at end of period	$21.85	$19.77	$15.30	$13.48	$14.17	$11.40	$9.09	$15.12	$15.17	$13.64
Number of accumulation units outstanding at end of period	5,195	5,521	6,793	8,788	46,985	42,976	39,703	34,649	31,190	24,908
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.62	$11.42	$10.41	$10.83	$8.92	$6.90	$11.40	$10.72	$9.20
Value at end of period	$17.07	$15.62	$11.42	$10.41	$10.83	$8.92	$6.90	$11.40	$10.72
Number of accumulation units outstanding at end of period	484	1,185	478	956	5,820	4,614	3,155	366	13
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$22.03	$17.53	$14.65	$16.00	$14.32	$10.51	$17.07	$14.86	$12.51	$11.35
Value at end of period	$22.52	$22.03	$17.53	$14.65	$16.00	$14.32	$10.51	$17.07	$14.86	$12.51
Number of accumulation units outstanding at end of period	3,737	3,349	2,867	2,951	12,906	11,815	11,733	7,183	6,167	3,375
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$82.08	$76.43	$63.82	$78.63	$62.48	$34.69	$67.35	$50.77	$40.92	$29.24
Value at end of period	$77.43	$82.08	$76.43	$63.82	$78.63	$62.48	$34.69	$67.35	$50.77	$40.92
Number of accumulation units outstanding at end of period	3,255	4,658	6,026	6,336	26,964	24,570	25,538	28,850	13,280	7,451
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$21.28	$15.22	$13.02	$13.43	$10.98	$8.08	$13.11	$13.39	$11.75	$11.23
Value at end of period	$23.60	$21.28	$15.22	$13.02	$13.43	$10.98	$8.08	$13.11	$13.39	$11.75
Number of accumulation units outstanding at end of period	5,228	4,476	3,074	3,594	5,216	4,593	3,898	3,567	1,228	90
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.10	$13.10	$11.88	$12.21	$11.01	$9.15	$13.33	$12.29	$11.20	$10.54
Value at end of period	$16.16	$15.10	$13.10	$11.88	$12.21	$11.01	$9.15	$13.33	$12.29	$11.20
Number of accumulation units outstanding at end of period	5,584	8,621	7,822	16,004	35,451	28,380	23,113	13,490	5,840	957
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.87	$16.53	$15.34	$13.86	$12.93	$11.03	$11.97	$10.93	$10.93	$10.81
Value at end of period	$15.19	$14.87	$16.53	$15.34	$13.86	$12.93	$11.03	$11.97	$10.93	$10.93
Number of accumulation units outstanding at end of period	11,614	15,383	15,272	16,471	59,406	46,670	38,861	22,183	10,465	4,241
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.60	$8.85	$7.98	$10.51	$9.15	$5.28	$12.76	$11.08
Value at end of period	$7.45	$8.60	$8.85	$7.98	$10.51	$9.15	$5.28	$12.76
Number of accumulation units outstanding at end of period	2,082	2,464	1,969	2,431	11,497	11,221	12,834	7,305
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.02	$16.23	$14.11	$14.48	$12.38	$7.78	$12.16	$11.59	$10.78	$10.67
Value at end of period	$17.87	$18.02	$16.23	$14.11	$14.48	$12.38	$7.78	$12.16	$11.59	$10.78
Number of accumulation units outstanding at end of period	3,570	2,451	2,550	2,758	33,297	29,339	26,037	14,454	4,874	1,402
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.55	$10.57	$8.74	$10.30	$8.31	$5.46	$9.88
Value at end of period	$13.68	$13.55	$10.57	$8.74	$10.30	$8.31	$5.46
Number of accumulation units outstanding at end of period	72	72	72	584	10,709	4,016	1,374
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$32.07	$31.65	$27.58	$28.51	$25.53	$21.67	$20.57	$18.73	$16.66	$17.34
Value at end of period	$32.28	$32.07	$31.65	$27.58	$28.51	$25.53	$21.67	$20.57	$18.73	$16.66
Number of accumulation units outstanding at end of period	4,412	5,553	4,893	8,695	54,530	40,252	38,562	32,448	10,989	4,884
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.35	$11.68	$11.13	$10.55	$9.92	$8.71	$9.68
Value at end of period	$11.87	$11.35	$11.68	$11.13	$10.55	$9.92	$8.71
Number of accumulation units outstanding at end of period	733	413	208	97	3,960	2,405	962

CFI 170

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$19.84	$14.96	$12.52	$13.28	$11.93	$8.95	$14.82	$13.49	$12.27	$10.84
Value at end of period	$21.48	$19.84	$14.96	$12.52	$13.28	$11.93	$8.95	$14.82	$13.49	$12.27
Number of accumulation units outstanding at end of period	28,649	33,748	37,654	13,592	192,233	156,731	125,482	100,471	56,291	18,307
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$3.67	$7.63	$8.75	$10.51
Value at end of period	$3.33	$3.67	$7.63	$8.75
Number of accumulation units outstanding at end of period	763	251	510	460
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.21	$16.67	$15.59	$15.24	$14.29	$12.81	$12.95	$11.94	$11.59	$11.45
Value at end of period	$16.90	$16.21	$16.67	$15.59	$15.24	$14.29	$12.81	$12.95	$11.94	$11.59
Number of accumulation units outstanding at end of period	18,357	19,485	14,523	32,058	62,311	42,175	35,264	22,931	42,708	40,010
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$19.07	$16.49	$14.64	$14.97	$13.24	$11.20	$15.72	$15.03	$13.79	$13.34
Value at end of period	$20.08	$19.07	$16.49	$14.64	$14.97	$13.24	$11.20	$15.72	$15.03	$13.79
Number of accumulation units outstanding at end of period	88,395	94,511	115,055	72,857	186,608	178,075	183,469	201,892	177,825	31,122
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.23	$14.96	$13.99	$13.61	$11.86	$9.84	$11.75	$10.90	$10.14	$9.99
Value at end of period	$14.17	$14.23	$14.96	$13.99	$13.61	$11.86	$9.84	$11.75	$10.90	$10.14
Number of accumulation units outstanding at end of period	15,552	18,487	22,159	22,164	78,531	67,604	73,247	74,382	62,147	38,834
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.67	$11.25	$11.69	$12.98	$10.77	$7.90	$13.51	$9.69
Value at end of period	$11.08	$12.67	$11.25	$11.69	$12.98	$10.77	$7.90	$13.51
Number of accumulation units outstanding at end of period	9,317	14,342	15,581	18,659	37,425	36,081	63,283	43,060
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$15.31	$11.82	$10.31	$10.43	$9.22	$7.14	$11.55	$10.86	$9.59	$8.95
Value at end of period	$16.80	$15.31	$11.82	$10.31	$10.43	$9.22	$7.14	$11.55	$10.86	$9.59
Number of accumulation units outstanding at end of period	95,255	109,590	129,851	197,096	307,382	266,125	279,405	280,190	338,058	169,584
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.22	$17.41	$15.40	$14.88	$13.15	$8.88	$11.57	$11.34	$10.51	$10.42
Value at end of period	$18.27	$18.22	$17.41	$15.40	$14.88	$13.15	$8.88	$11.57	$11.34	$10.51
Number of accumulation units outstanding at end of period	647	852	777	914	2,644	3,247	4,417	2,866	1,758	758
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.29	$14.65	$12.91	$13.04	$11.55	$9.46	$15.20	$14.60	$12.86	$12.31
Value at end of period	$21.77	$19.29	$14.65	$12.91	$13.04	$11.55	$9.46	$15.20	$14.60	$12.86
Number of accumulation units outstanding at end of period	30,088	31,567	32,402	49,281	104,993	113,038	116,681	146,945	135,541	94,961
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.73	$26.80	$22.97	$23.45	$19.41	$14.87	$24.03	$22.98	$21.19	$19.24
Value at end of period	$38.80	$35.73	$26.80	$22.97	$23.45	$19.41	$14.87	$24.03	$22.98	$21.19
Number of accumulation units outstanding at end of period	43,851	49,853	56,306	44,199	56,445	52,695	57,438	75,946	67,609	50,441
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.85	$18.28	$16.41	$16.68	$13.70	$11.07	$16.82	$18.10	$16.05	$15.05
Value at end of period	$27.01	$25.85	$18.28	$16.41	$16.68	$13.70	$11.07	$16.82	$18.10	$16.05
Number of accumulation units outstanding at end of period	41,455	43,391	46,476	47,531	50,009	50,732	56,988	69,764	54,260	39,820
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$19.95	$20.16	$18.59	$17.45	$16.03	$14.49	$15.98	$15.21	$14.75	$14.43
Value at end of period	$21.09	$19.95	$20.16	$18.59	$17.45	$16.03	$14.49	$15.98	$15.21	$14.75
Number of accumulation units outstanding at end of period	37,381	38,780	49,600	37,958	77,947	74,366	82,848	100,361	86,965	48,294

CFI 171

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.90	$8.23	$6.99	$8.03	$7.52	$5.93	$8.95
Value at end of period	$9.23	$9.90	$8.23	$6.99	$8.03	$7.52	$5.93
Number of accumulation units outstanding at end of period	4,301	4,403	4,784	8,800	22,804	13,889	1,528
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.32	$13.59	$11.50	$13.64	$13.43	$10.66	$18.78	$16.71	$13.03	$12.01
Value at end of period	$15.38	$16.32	$13.59	$11.50	$13.64	$13.43	$10.66	$18.78	$16.71	$13.03
Number of accumulation units outstanding at end of period	2,118	2,100	2,356	3,635	8,004	12,679	14,504	14,520	9,475	4,867
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.70	$12.10	$10.34	$10.32
Value at end of period	$17.68	$15.70	$12.10	$10.34
Number of accumulation units outstanding at end of period	22,687	9,922	12,489	22,840
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.68	$9.78	$8.60	$8.38	$7.09	$6.35	$9.17	$9.38
Value at end of period	$13.83	$12.68	$9.78	$8.60	$8.38	$7.09	$6.35	$9.17
Number of accumulation units outstanding at end of period	30,846	24,281	13,002	16,038	144,296	126,610	100,144	77,332
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.75	$18.92	$16.72	$16.96	$13.13	$9.37	$15.15	$12.16	$11.38	$10.41
Value at end of period	$26.70	$24.75	$18.92	$16.72	$16.96	$13.13	$9.37	$15.15	$12.16	$11.38
Number of accumulation units outstanding at end of period	8,975	10,135	2,931	2,449	23,982	15,536	10,458	2,968	2,667	1,310
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.82	$12.93	$13.04	$13.16	$13.25	$13.32	$13.09	$12.56	$12.09	$11.84
Value at end of period	$12.70	$12.82	$12.93	$13.04	$13.16	$13.25	$13.32	$13.09	$12.56	$12.09
Number of accumulation units outstanding at end of period	71,832	73,733	71,661	67,860	122,127	148,503	201,556	140,725	85,411	35,204
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.99	$10.81	$9.87	$10.40	$9.04	$7.33	$11.30	$10.82	$10.02
Value at end of period	$15.99	$13.99	$10.81	$9.87	$10.40	$9.04	$7.33	$11.30	$10.82
Number of accumulation units outstanding at end of period	713	811	848	2,583	4,254	3,976	5,149	4,466	861
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.53	$16.46	$14.51	$14.05	$12.56	$10.71
Value at end of period	$24.13	$21.53	$16.46	$14.51	$14.05	$12.56
Number of accumulation units outstanding at end of period	525	1,408	1,408	5,121	5,426	1,197
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.79	$10.54	$9.20	$9.05	$8.14	$6.64	$8.95
Value at end of period	$15.43	$13.79	$10.54	$9.20	$9.05	$8.14	$6.64
Number of accumulation units outstanding at end of period	663	4,070	2,995	10,391	4,273	8,501	3,219
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.48	$14.95	$13.01	$13.06	$11.85	$10.06
Value at end of period	$21.66	$19.48	$14.95	$13.01	$13.06	$11.85
Number of accumulation units outstanding at end of period	351	302	281	256	552	259
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.77	$17.78	$15.53	$16.02	$12.85	$11.41
Value at end of period	$26.17	$23.77	$17.78	$15.53	$16.02	$12.85
Number of accumulation units outstanding at end of period	1,522	1,285	2,835	2,835	2,065	1,732

CFI 172

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.33	$11.52	$9.93	$10.22	$9.35
Value at end of period	$17.12	$15.33	$11.52	$9.93	$10.22
Number of accumulation units outstanding at end of period	10	10	10	10	227
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$16.48	$11.99	$10.42	$10.95	$8.74	$5.81
Value at end of period	$17.14	$16.48	$11.99	$10.42	$10.95	$8.74
Number of accumulation units outstanding at end of period	35	30	1,923	1,918	1,506	2,015
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.19	$12.47	$10.92	$10.93	$8.33	$6.42	$9.88	$9.06	$8.12	$7.51
Value at end of period	$17.99	$17.19	$12.47	$10.92	$10.93	$8.33	$6.42	$9.88	$9.06	$8.12
Number of accumulation units outstanding at end of period	1,295	1,119	1,125	1,414	6,340	5,325	4,579	1,553	1,065	883
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$33.45	$24.50	$21.59	$22.34	$18.12	$14.33	$20.98	$19.99	$17.27	$15.80
Value at end of period	$35.31	$33.45	$24.50	$21.59	$22.34	$18.12	$14.33	$20.98	$19.99	$17.27
Number of accumulation units outstanding at end of period	26,181	30,774	32,492	10,780	22,782	20,351	19,452	22,423	27,545	24,615
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.87	$12.83	$11.61	$11.80	$10.71	$8.83	$12.18	$11.75	$10.70	$10.57
Value at end of period	$14.54	$13.87	$12.83	$11.61	$11.80	$10.71	$8.83	$12.18	$11.75	$10.70
Number of accumulation units outstanding at end of period	22,513	18,322	27,127	18,831	42,487	36,672	35,051	21,984	56,247	425
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.51	$12.58	$11.19	$11.66	$10.34	$8.29	$12.65	$12.20	$10.93	$10.71
Value at end of period	$15.18	$14.51	$12.58	$11.19	$11.66	$10.34	$8.29	$12.65	$12.20	$10.93
Number of accumulation units outstanding at end of period	25,251	33,807	26,424	27,622	57,814	55,673	50,385	28,205	41,051	61
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.18	$12.73	$11.16	$11.80	$10.40	$8.17	$13.09	$12.55	$11.09	$11.08
Value at end of period	$15.90	$15.18	$12.73	$11.16	$11.80	$10.40	$8.17	$13.09	$12.55	$11.09
Number of accumulation units outstanding at end of period	17,522	17,069	17,515	26,337	100,990	77,040	76,062	29,796	17,858	2
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.56	$12.72	$11.11	$11.82	$10.36	$8.05	$13.51	$12.89	$11.30	$10.91
Value at end of period	$16.36	$15.56	$12.72	$11.11	$11.82	$10.36	$8.05	$13.51	$12.89	$11.30
Number of accumulation units outstanding at end of period	10,273	11,119	11,639	11,737	35,152	25,893	21,630	8,193	9,507	9
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.22	$12.43	$10.86	$10.67
Value at end of period	$16.03	$15.22	$12.43	$10.86
Number of accumulation units outstanding at end of period	2,105	1,697	616	36
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.91	$10.39	$9.22	$9.54	$8.54	$6.93	$9.24
Value at end of period	$12.55	$11.91	$10.39	$9.22	$9.54	$8.54	$6.93
Number of accumulation units outstanding at end of period	1,509	1,770	1,638	1,421	1,238	778	157
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.70	$12.92	$11.88	$11.94	$10.99	$9.46	$11.46	$10.99	$10.38
Value at end of period	$14.35	$13.70	$12.92	$11.88	$11.94	$10.99	$9.46	$11.46	$10.99
Number of accumulation units outstanding at end of period	7,467	6,363	5,132	4,132	3,324	2,104	713	5,658	8,586

CFI 173

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$12.22
Value at end of period	$12.48
Number of accumulation units outstanding at end of period	2,497
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$17.76	$15.99	$14.36	$14.24	$12.94	$11.07	$14.62	$13.94	$12.98	$12.62
Value at end of period	$18.77	$17.76	$15.99	$14.36	$14.24	$12.94	$11.07	$14.62	$13.94	$12.98
Number of accumulation units outstanding at end of period	1,256	1,378	1,381	27,964	6,872	7,254	7,714	5,817	3,859	856
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.39	$13.52	$11.86	$12.33	$11.00	$8.86	$13.99	$13.44	$11.98	$11.38
Value at end of period	$17.31	$16.39	$13.52	$11.86	$12.33	$11.00	$8.86	$13.99	$13.44	$11.98
Number of accumulation units outstanding at end of period	10,446	14,654	15,771	18,683	24,487	23,921	26,263	21,401	24,535	2,399
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.73	$14.48	$12.86	$13.05	$11.75	$9.73	$14.13	$13.52	$12.27	$11.82
Value at end of period	$17.69	$16.73	$14.48	$12.86	$13.05	$11.75	$9.73	$14.13	$13.52	$12.27
Number of accumulation units outstanding at end of period	15,406	12,810	12,595	12,883	15,938	18,737	19,694	23,631	11,345	2,383
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.90	$12.32	$11.97	$11.27	$10.71	$10.21	$10.22
Value at end of period	$12.47	$11.90	$12.32	$11.97	$11.27	$10.71	$10.21
Number of accumulation units outstanding at end of period	3,094	131	1,171	5,619	6,521	5,986	594
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2012)
Value at beginning of period	$18.27	$13.96	$12.42
Value at end of period	$20.52	$18.27	$13.96
Number of accumulation units outstanding at end of period	19,294	20,768	20,071
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$26.25	$20.16	$17.48	$18.22	$15.06	$11.20	$15.39	$16.00	$13.98	$13.08
Value at end of period	$29.26	$26.25	$20.16	$17.48	$18.22	$15.06	$11.20	$15.39	$16.00	$13.98
Number of accumulation units outstanding at end of period	4	30	122	511	3,355	1,619	1,458	1,031	1,721	2,625
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.17	$21.93	$18.49	$18.25	$14.56	$10.86	$18.66	$17.75	$15.54	$14.60
Value at end of period	$31.20	$30.17	$21.93	$18.49	$18.25	$14.56	$10.86	$18.66	$17.75	$15.54
Number of accumulation units outstanding at end of period	16,766	17,436	14,990	19,458	33,234	26,624	26,245	29,714	15,082	8,895
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.40	$12.04	$9.64	$10.25	$8.89	$6.71	$9.74
Value at end of period	$14.02	$12.40	$12.04	$9.64	$10.25	$8.89	$6.71
Number of accumulation units outstanding at end of period	13,890	9,921	12,274	11,256	19,024	16,447	25,364
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.14	$13.00	$11.35	$10.46	$8.25	$6.12	$10.05	$12.33	$10.34
Value at end of period	$16.92	$13.14	$13.00	$11.35	$10.46	$8.25	$6.12	$10.05	$12.33
Number of accumulation units outstanding at end of period	6,449	5,083	3,590	2,322	8,145	9,315	9,896	7,157	1,950
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$26.28	$19.68	$17.69	$18.73	$16.86	$12.93	$21.46	$20.79	$18.43	$17.90
Value at end of period	$29.38	$26.28	$19.68	$17.69	$18.73	$16.86	$12.93	$21.46	$20.79	$18.43
Number of accumulation units outstanding at end of period	1,371	1,366	2,114	2,061	2,537	2,292	3,217	2,081	1,335	1,118

CFI 174

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.63	$11.27	$9.95	$10.32	$8.31	$6.73	$10.30	$10.31
Value at end of period	$16.16	$15.63	$11.27	$9.95	$10.32	$8.31	$6.73	$10.30
Number of accumulation units outstanding at end of period	547	164	158	151	3,794	3,127	2,466	321
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$21.33	$15.82	$13.93	$15.78	$12.41	$8.99	$14.91	$13.14	$11.85	$10.27
Value at end of period	$22.41	$21.33	$15.82	$13.93	$15.78	$12.41	$8.99	$14.91	$13.14	$11.85
Number of accumulation units outstanding at end of period	947	761	706	991	5,441	4,459	4,810	4,969	1,196	643
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.72	$14.74	$12.53	$12.92	$11.32	$8.89	$14.12	$14.58	$12.69	$12.38
Value at end of period	$21.33	$19.72	$14.74	$12.53	$12.92	$11.32	$8.89	$14.12	$14.58	$12.69
Number of accumulation units outstanding at end of period	36,753	38,234	43,190	43,309	51,409	51,500	48,408	50,042	35,210	25,253
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.75	$14.33	$12.82	$13.08	$11.75	$9.66	$12.72	$12.40	$11.10	$10.34
Value at end of period	$19.16	$17.75	$14.33	$12.82	$13.08	$11.75	$9.66	$12.72	$12.40	$11.10
Number of accumulation units outstanding at end of period	16,268	13,104	18,986	26,491	55,501	51,757	54,955	49,867	65,226	58,428
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.38	$13.10	$11.54	$11.90	$10.67	$8.69	$12.94	$12.72	$11.07	$10.84
Value at end of period	$18.97	$17.38	$13.10	$11.54	$11.90	$10.67	$8.69	$12.94	$12.72	$11.07
Number of accumulation units outstanding at end of period	864	961	961	1,053	7,703	7,071	8,324	4,845	3,214	393
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$21.70	$23.23	$19.68	$24.29	$20.38	$11.99	$24.82	$18.08	$13.44	$11.48
Value at end of period	$21.70	$21.70	$23.23	$19.68	$24.29	$20.38	$11.99	$24.82	$18.08	$13.44
Number of accumulation units outstanding at end of period	3,240	4,027	6,272	6,290	13,436	13,325	14,870	12,372	7,003	829
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.08	$21.54	$18.11	$17.95	$14.73	$11.83	$17.83	$17.58	$15.22	$14.16
Value at end of period	$32.00	$28.08	$21.54	$18.11	$17.95	$14.73	$11.83	$17.83	$17.58	$15.22
Number of accumulation units outstanding at end of period	8,585	10,396	10,162	9,427	18,805	16,714	17,365	16,638	11,185	7,380
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$22.22	$16.13	$13.72	$14.03	$11.17	$8.85	$12.75	$13.09	$11.32	$11.13
Value at end of period	$23.86	$22.22	$16.13	$13.72	$14.03	$11.17	$8.85	$12.75	$13.09	$11.32
Number of accumulation units outstanding at end of period	675	620	397	448	721	597	1,331	595	334	2,291
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.56	$15.53	$12.88	$14.14	$12.29	$8.89	$15.03	$14.23	$12.17	$10.43
Value at end of period	$19.84	$19.56	$15.53	$12.88	$14.14	$12.29	$8.89	$15.03	$14.23	$12.17
Number of accumulation units outstanding at end of period	93,242	101,861	116,938	92,366	162,327	154,655	151,270	171,121	176,432	159,941
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2006)
Value at beginning of period	$19.22	$17.27	$14.99	$15.24	$12.92	$7.80	$11.15	$10.60	$10.17
Value at end of period	$19.12	$19.22	$17.27	$14.99	$15.24	$12.92	$7.80	$11.15	$10.60
Number of accumulation units outstanding at end of period	1,995	1,807	1,652	1,439	3,065	824	2,474	749	29
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.35	$15.98	$14.08	$13.81	$12.22	$9.25	$12.88	$12.45	$10.96	$10.66
Value at end of period	$21.51	$19.35	$15.98	$14.08	$13.81	$12.22	$9.25	$12.88	$12.45	$10.96
Number of accumulation units outstanding at end of period	18,100	19,536	14,914	11,329	146,179	107,774	101,481	64,222	29,611	1,515

CFI 175

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.38	$15.96	$13.86	$14.53	$11.41	$7.86	$13.95	$12.42	$11.48	$10.25
Value at end of period	$23.69	$21.38	$15.96	$13.86	$14.53	$11.41	$7.86	$13.95	$12.42	$11.48
Number of accumulation units outstanding at end of period	22,276	25,090	32,317	52,401	76,196	73,974	78,804	74,484	97,619	68,185
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.19	$18.81	$16.19	$16.49	$14.47	$11.68	$18.33	$17.95	$15.21	$14.77
Value at end of period	$25.76	$24.19	$18.81	$16.19	$16.49	$14.47	$11.68	$18.33	$17.95	$15.21
Number of accumulation units outstanding at end of period	3,569	3,758	3,335	3,385	15,057	12,594	17,037	15,623	7,735	4,885
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$26.13	$18.93	$16.07	$16.39	$14.15	$9.99	$17.44	$16.01	$14.26	$13.55
Value at end of period	$28.15	$26.13	$18.93	$16.07	$16.39	$14.15	$9.99	$17.44	$16.01	$14.26
Number of accumulation units outstanding at end of period	22,139	20,363	17,689	6,582	19,136	21,841	22,562	18,688	26,958	33,026
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$16.31	$14.40	$12.23	$14.08	$12.49	$9.16	$18.30	$15.31	$12.46	$11.03
Value at end of period	$15.99	$16.31	$14.40	$12.23	$14.08	$12.49	$9.16	$18.30	$15.31	$12.46
Number of accumulation units outstanding at end of period	1,475	322	639	387	5,780	5,312	4,854	794	448	239
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.91	$9.15	$7.77	$8.90	$8.25	$6.30	$10.20
Value at end of period	$10.10	$10.91	$9.15	$7.77	$8.90	$8.25	$6.30
Number of accumulation units outstanding at end of period	4,742	6,902	8,477	21,567	33,476	33,496	31,936
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.74	$10.62	$8.80	$9.42	$8.82	$6.72	$11.25	$11.08	$9.40
Value at end of period	$13.24	$13.74	$10.62	$8.80	$9.42	$8.82	$6.72	$11.25	$11.08
Number of accumulation units outstanding at end of period	638	629	795	712	1,086	889	1,984	491	168
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.86	$10.61	$8.80	$10.41	$8.41	$5.66	$10.50	$10.83
Value at end of period	$12.19	$12.86	$10.61	$8.80	$10.41	$8.41	$5.66	$10.50
Number of accumulation units outstanding at end of period	1,754	1,978	2,199	2,447	8,038	4,078	2,310	791
WANGER SELECT
Value at beginning of period	$21.45	$16.08	$13.70	$16.79	$13.39	$8.13	$16.10	$14.85	$12.52	$11.43
Value at end of period	$21.93	$21.45	$16.08	$13.70	$16.79	$13.39	$8.13	$16.10	$14.85	$12.52
Number of accumulation units outstanding at end of period	1,349	2,008	2,144	2,156	27,833	16,337	17,196	19,435	3,261	2,251
WANGER USA
(Funds were first received in this option during January 2005)
Value at beginning of period	$22.18	$16.73	$14.07	$14.71	$12.03	$8.54	$14.28	$13.67	$12.79	$11.21
Value at end of period	$23.03	$22.18	$16.73	$14.07	$14.71	$12.03	$8.54	$14.28	$13.67	$12.79
Number of accumulation units outstanding at end of period	370	376	2,935	2,802	10,591	3,960	4,954	5,049	3,181	1,069
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.14	$13.88	$12.45	$11.74	$10.46	$8.86	$13.38	$13.00	$11.12	$10.84
Value at end of period	$19.98	$18.14	$13.88	$12.45	$11.74	$10.46	$8.86	$13.38	$13.00	$11.12
Number of accumulation units outstanding at end of period	10,575	11,977	13,839	14,561	74,400	67,205	73,848	51,348	26,670	12,261
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$34.96	$25.55	$22.72	$23.43	$19.29	$14.99	$22.16	$24.33	$20.22	$18.47
Value at end of period	$37.20	$34.96	$25.55	$22.72	$23.43	$19.29	$14.99	$22.16	$24.33	$20.22
Number of accumulation units outstanding at end of period	1,113	1,508	1,880	2,768	51,212	44,484	36,986	29,322	3,869	4,837

CFI 176

Condensed Financial Information (continued)

TABLE 21

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% EFFECTIVE DECEMBER 16, 2008 (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during September 2010)
Value at beginning of period	$20.13	$15.07	$13.24	$14.10	$13.12
Value at end of period	$20.91	$20.13	$15.07	$13.24	$14.10
Number of accumulation units outstanding at end of period	1,286	1,281	1,271	1,260	1,260
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$14.47	$11.89	$10.79	$11.09	$10.22
Value at end of period	$16.35	$14.47	$11.89	$10.79	$11.09
Number of accumulation units outstanding at end of period	1,502	484	401	243	180
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$15.61	$12.14	$11.17	$11.06	$10.20
Value at end of period	$16.88	$15.61	$12.14	$11.17	$11.06
Number of accumulation units outstanding at end of period	1,712	1,575	1,488	1,346	1,326
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.95	$13.27	$12.55	$11.21	$11.43
Value at end of period	$12.16	$11.95	$13.27	$12.55	$11.21
Number of accumulation units outstanding at end of period	1,593	1,333	3,538	735	726
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2010)
Value at beginning of period	$17.37	$12.12	$10.16	$11.57	$10.24
Value at end of period	$19.11	$17.37	$12.12	$10.16	$11.57
Number of accumulation units outstanding at end of period	1,597	2,521	1,532	1,533	1,532
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.54	$9.31	$7.49	$8.15	$7.76	$5.71
Value at end of period	$11.33	$11.54	$9.31	$7.49	$8.15	$7.76
Number of accumulation units outstanding at end of period	3,337	3,038	1,814	269	119	98
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during September 2010)
Value at beginning of period	$17.97	$12.55	$10.87	$11.74	$10.41
Value at end of period	$19.54	$17.97	$12.55	$10.87	$11.74
Number of accumulation units outstanding at end of period	722	1,064	172	142	88
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$22.96	$17.38	$15.49	$15.83
Value at end of period	$24.21	$22.96	$17.38	$15.49
Number of accumulation units outstanding at end of period	47	37	46	24

CFI 177

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.44	$10.64	$9.72	$9.38	$8.44	$6.92
Value at end of period	$13.52	$12.44	$10.64	$9.72	$9.38	$8.44
Number of accumulation units outstanding at end of period	10,331	9,949	9,990	9,971	4,002	3,928
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during February 2013)
Value at beginning of period	$11.10	$11.32
Value at end of period	$14.33	$11.10
Number of accumulation units outstanding at end of period	1,773	8
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.57	$9.69	$8.51	$9.05	$8.11
Value at end of period	$13.92	$12.57	$9.69	$8.51	$9.05
Number of accumulation units outstanding at end of period	1,685	1,612	4,240	931	227
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2012)
Value at beginning of period	$14.35	$10.71	$9.89
Value at end of period	$15.93	$14.35	$10.71
Number of accumulation units outstanding at end of period	37	30	2,527
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2013)
Value at beginning of period	$12.06	$10.87
Value at end of period	$12.59	$12.06
Number of accumulation units outstanding at end of period	24	11
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.61	$8.91	$7.54	$8.81	$8.12	$6.01
Value at end of period	$10.24	$10.61	$8.91	$7.54	$8.81	$8.12
Number of accumulation units outstanding at end of period	23,521	23,869	29,580	21,284	6,541	5,848
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.81	$9.84	$8.53	$8.83	$7.60	$5.83
Value at end of period	$14.21	$12.81	$9.84	$8.53	$8.83	$7.60
Number of accumulation units outstanding at end of period	116,131	120,972	131,924	129,932	92,495	107,260
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.91	$9.38	$8.07	$8.06	$7.06	$5.61
Value at end of period	$12.83	$11.91	$9.38	$8.07	$8.06	$7.06
Number of accumulation units outstanding at end of period	77,590	81,787	86,877	90,073	72,686	82,677
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.30	$9.10	$8.01	$8.07	$6.55	$5.26
Value at end of period	$13.57	$12.30	$9.10	$8.01	$8.07	$6.55
Number of accumulation units outstanding at end of period	78,116	82,752	91,637	99,559	104,186	145,914
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.83	$7.61	$6.36	$7.74	$6.91	$5.51
Value at end of period	$8.96	$9.83	$7.61	$6.36	$7.74	$6.91
Number of accumulation units outstanding at end of period	6,942	6,999	7,312	7,452	7,459	8,248
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$15.61	$11.56	$9.85	$10.33	$8.13	$6.35
Value at end of period	$15.55	$15.61	$11.56	$9.85	$10.33	$8.13
Number of accumulation units outstanding at end of period	8,533	9,545	9,931	9,148	2,467	2,302

CFI 178

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.49	$10.35	$8.92	$9.17	$8.12	$6.35
Value at end of period	$14.56	$13.49	$10.35	$8.92	$9.17	$8.12
Number of accumulation units outstanding at end of period	4,623	1,334	3,558	872	341	341
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.84	$13.93	$12.74	$13.11
Value at end of period	$18.47	$17.84	$13.93	$12.74
Number of accumulation units outstanding at end of period	260	144	97	63
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.03	$36.02	$37.17
Value at end of period	$53.76	$50.03	$36.02
Number of accumulation units outstanding at end of period	1,948	2,289	2,348
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.58	$10.60	$9.39	$9.49	$8.74	$6.87
Value at end of period	$14.56	$13.58	$10.60	$9.39	$9.49	$8.74
Number of accumulation units outstanding at end of period	9,175	11,356	13,705	12,260	12,119	14,173
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.96	$10.04	$8.54	$9.10	$8.02	$6.11
Value at end of period	$14.52	$12.96	$10.04	$8.54	$9.10	$8.02
Number of accumulation units outstanding at end of period	220	220	220	220	220	220
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.20	$9.28	$8.88	$9.04
Value at end of period	$13.77	$12.20	$9.28	$8.88
Number of accumulation units outstanding at end of period	459	103	105	66
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$13.82	$11.00	$10.05	$9.99	$8.65	$6.37
Value at end of period	$13.87	$13.82	$11.00	$10.05	$9.99	$8.65
Number of accumulation units outstanding at end of period	25,064	29,706	30,608	28,941	6,340	7,377
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.07	$12.70	$11.04	$11.07
Value at end of period	$17.77	$17.07	$12.70	$11.04
Number of accumulation units outstanding at end of period	350	274	196	113
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$12.46	$9.65	$8.50	$8.93	$7.19	$5.73
Value at end of period	$13.77	$12.46	$9.65	$8.50	$8.93	$7.19
Number of accumulation units outstanding at end of period	2,516	2,458	2,388	1,781	1,615	1,614
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during June 2014)
Value at beginning of period	$10.02
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	15
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.84	$10.12	$9.22	$9.68
Value at end of period	$15.12	$13.84	$10.12	$9.22
Number of accumulation units outstanding at end of period	740	795	1,006	380

CFI 179

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during May 2012)
Value at beginning of period	$12.84	$10.22	$8.88
Value at end of period	$13.13	$12.84	$10.22
Number of accumulation units outstanding at end of period	8,094	4,997	7,738
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.12	$11.29	$9.42	$11.61	$9.22	$5.42
Value at end of period	$11.43	$12.12	$11.29	$9.42	$11.61	$9.22
Number of accumulation units outstanding at end of period	24,007	27,945	37,372	26,455	7,830	9,477
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.46	$11.06	$9.46	$9.76	$7.98	$6.05
Value at end of period	$17.15	$15.46	$11.06	$9.46	$9.76	$7.98
Number of accumulation units outstanding at end of period	1,427	2,246	2,473	2,473	2,246	3,428
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.40	$9.88	$8.96	$9.21	$8.31	$7.05
Value at end of period	$12.20	$11.40	$9.88	$8.96	$9.21	$8.31
Number of accumulation units outstanding at end of period	8,445	8,322	7,843	7,504	1,857	1,527
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.89	$14.33	$13.30	$12.01	$11.21	$9.43
Value at end of period	$13.17	$12.89	$14.33	$13.30	$12.01	$11.21
Number of accumulation units outstanding at end of period	5,819	6,003	6,654	696	840	919
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.71	$6.91	$6.23	$8.20	$7.14	$4.36
Value at end of period	$5.82	$6.71	$6.91	$6.23	$8.20	$7.14
Number of accumulation units outstanding at end of period	519	503	3,363	3,510	2,032	2,032
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.70	$13.24	$11.51	$11.81	$10.09	$6.49
Value at end of period	$14.58	$14.70	$13.24	$11.51	$11.81	$10.09
Number of accumulation units outstanding at end of period	4,797	4,878	6,142	5,426	6,049	6,036
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.63	$10.63	$8.79	$10.35	$8.36	$5.61
Value at end of period	$13.75	$13.63	$10.63	$8.79	$10.35	$8.36
Number of accumulation units outstanding at end of period	4,103	1,311	3,667	968	869	855
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.71	$15.50	$13.51	$13.96	$12.50	$10.72
Value at end of period	$15.81	$15.71	$15.50	$13.51	$13.96	$12.50
Number of accumulation units outstanding at end of period	16,662	17,107	15,629	8,073	4,661	4,690
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.41	$11.74	$11.19	$10.60	$9.98	$9.75
Value at end of period	$11.93	$11.41	$11.74	$11.19	$10.60	$9.98
Number of accumulation units outstanding at end of period	544	434	272	214	22	22

CFI 180

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.12	$9.90	$8.28	$8.79	$7.89	$6.12
Value at end of period	$14.21	$13.12	$9.90	$8.28	$8.79	$7.89
Number of accumulation units outstanding at end of period	81,077	76,953	82,931	75,074	44,743	51,394
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2012)
Value at beginning of period	$3.67	$7.63	$7.22
Value at end of period	$3.33	$3.67	$7.63
Number of accumulation units outstanding at end of period	1,152	108	1,519
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.90	$13.27	$12.41	$12.13	$11.38	$10.28
Value at end of period	$13.45	$12.90	$13.27	$12.41	$12.13	$11.38
Number of accumulation units outstanding at end of period	7,445	8,793	13,366	8,032	3,387	4,954
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$12.18	$10.53	$9.35	$9.56	$8.45	$7.15
Value at end of period	$12.82	$12.18	$10.53	$9.35	$9.56	$8.45
Number of accumulation units outstanding at end of period	81,399	90,577	101,208	108,258	118,052	136,813
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.33	$12.96	$12.12	$11.79	$10.27	$8.52
Value at end of period	$12.27	$12.33	$12.96	$12.12	$11.79	$10.27
Number of accumulation units outstanding at end of period	25,914	26,059	27,970	23,173	23,132	25,469
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.64	$8.56	$8.89	$9.88	$8.19	$6.40
Value at end of period	$8.43	$9.64	$8.56	$8.89	$9.88	$8.19
Number of accumulation units outstanding at end of period	4,127	3,715	5,577	3,698	3,695	5,867
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$13.11	$10.12	$8.82	$8.93	$7.89	$6.11
Value at end of period	$14.38	$13.11	$10.12	$8.82	$8.93	$7.89
Number of accumulation units outstanding at end of period	138,073	151,913	127,589	134,901	144,274	158,546
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.78	$15.08	$13.34	$12.89	$11.39	$7.90
Value at end of period	$15.82	$15.78	$15.08	$13.34	$12.89	$11.39
Number of accumulation units outstanding at end of period	567	287	287	294	543	1,303
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$12.64	$9.59	$8.46	$8.54	$7.56	$6.19
Value at end of period	$14.26	$12.64	$9.59	$8.46	$8.54	$7.56
Number of accumulation units outstanding at end of period	30,228	30,917	30,621	25,770	13,230	14,310
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$14.52	$10.89	$9.33	$9.53	$7.88	$6.04
Value at end of period	$15.76	$14.52	$10.89	$9.33	$9.53	$7.88
Number of accumulation units outstanding at end of period	29,295	29,374	34,715	29,610	14,349	17,408
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$14.48	$10.24	$9.19	$9.34	$7.67	$6.20
Value at end of period	$15.13	$14.48	$10.24	$9.19	$9.34	$7.67
Number of accumulation units outstanding at end of period	7,248	7,944	12,655	10,666	2,808	3,691
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.72	$12.85	$11.86	$11.13	$10.22	$9.24
Value at end of period	$13.45	$12.72	$12.85	$11.86	$11.13	$10.22
Number of accumulation units outstanding at end of period	12,153	15,178	19,144	10,042	10,057	13,615

CFI 181

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.95	$8.27	$7.03	$8.08	$7.56	$5.99
Value at end of period	$9.28	$9.95	$8.27	$7.03	$8.08	$7.56
Number of accumulation units outstanding at end of period	842	804	697	375	152	233
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.71	$7.25	$6.14	$7.28	$7.17	$5.83
Value at end of period	$8.20	$8.71	$7.25	$6.14	$7.28	$7.17
Number of accumulation units outstanding at end of period	3,334	3,403	4,191	2,668	2,670	2,916
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.70	$12.10	$10.34	$10.32
Value at end of period	$17.68	$15.70	$12.10	$10.34
Number of accumulation units outstanding at end of period	57,798	19,070	20,005	13,503
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.46	$10.38	$9.13	$8.90	$7.52	$6.89
Value at end of period	$14.68	$13.46	$10.38	$9.13	$8.90	$7.52
Number of accumulation units outstanding at end of period	35,010	30,898	30,926	15,606	4,279	4,280
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.84	$12.88	$11.38	$11.54	$8.93	$6.37
Value at end of period	$18.17	$16.84	$12.88	$11.38	$11.54	$8.93
Number of accumulation units outstanding at end of period	9,792	9,806	7,948	1,554	626	3,880
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.96	$10.05	$10.14	$10.23	$10.29	$10.35
Value at end of period	$9.87	$9.96	$10.05	$10.14	$10.23	$10.29
Number of accumulation units outstanding at end of period	17,125	44,452	13,408	15,579	13,456	11,278
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.19	$9.41	$8.60	$9.06	$7.87	$6.57
Value at end of period	$13.93	$12.19	$9.41	$8.60	$9.06	$7.87
Number of accumulation units outstanding at end of period	751	838	721	416	303	216
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.53	$16.46	$14.51	$14.05	$12.56	$10.71
Value at end of period	$24.13	$21.53	$16.46	$14.51	$14.05	$12.56
Number of accumulation units outstanding at end of period	1,344	1,443	1,368	571	95	1,119
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.87	$10.60	$9.25	$9.10	$8.19	$6.95
Value at end of period	$15.52	$13.87	$10.60	$9.25	$9.10	$8.19
Number of accumulation units outstanding at end of period	1,558	1,554	1,341	1,020	604	447
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.48	$14.95	$13.01	$13.06	$11.85	$10.06
Value at end of period	$21.66	$19.48	$14.95	$13.01	$13.06	$11.85
Number of accumulation units outstanding at end of period	791	766	813	807	724	325
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.77	$17.78	$15.53	$16.02	$12.85	$11.41
Value at end of period	$26.17	$23.77	$17.78	$15.53	$16.02	$12.85
Number of accumulation units outstanding at end of period	733	714	689	380	420	419

CFI 182

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2013)
Value at beginning of period	$15.41	$14.27
Value at end of period	$17.21	$15.41
Number of accumulation units outstanding at end of period	440	12
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.57	$12.05	$10.48	$10.61
Value at end of period	$17.24	$16.57	$12.05	$10.48
Number of accumulation units outstanding at end of period	298	154	62	29
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.98	$12.32	$10.80	$10.80	$8.24	$6.34
Value at end of period	$17.78	$16.98	$12.32	$10.80	$10.80	$8.24
Number of accumulation units outstanding at end of period	1,243	1,243	1,908	84	84	84
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$15.42	$11.29	$9.95	$10.30	$8.35	$6.61
Value at end of period	$16.28	$15.42	$11.29	$9.95	$10.30	$8.35
Number of accumulation units outstanding at end of period	4,586	4,785	5,320	2,797	2,497	1,910
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.29	$10.44	$9.45	$9.61	$8.71	$7.25
Value at end of period	$11.84	$11.29	$10.44	$9.45	$9.61	$8.71
Number of accumulation units outstanding at end of period	140,762	150,056	140,144	136,683	60,049	74,784
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.28	$9.79	$8.71	$9.07	$8.04	$6.56
Value at end of period	$11.81	$11.28	$9.79	$8.71	$9.07	$8.04
Number of accumulation units outstanding at end of period	155,173	165,598	184,878	186,519	175,224	172,291
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.38	$9.54	$8.36	$8.85	$7.79	$6.26
Value at end of period	$11.92	$11.38	$9.54	$8.36	$8.85	$7.79
Number of accumulation units outstanding at end of period	171,558	178,121	191,008	190,362	162,701	184,057
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.28	$9.22	$8.06	$8.57	$7.51	$5.98
Value at end of period	$11.86	$11.28	$9.22	$8.06	$8.57	$7.51
Number of accumulation units outstanding at end of period	109,319	110,353	114,275	112,510	103,452	118,926
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.22	$12.43	$10.86	$11.14
Value at end of period	$16.03	$15.22	$12.43	$10.86
Number of accumulation units outstanding at end of period	1,137	622	332	151
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.97	$10.45	$9.27	$9.59	$8.58	$6.41
Value at end of period	$12.62	$11.97	$10.45	$9.27	$9.59	$8.58
Number of accumulation units outstanding at end of period	552	438	330	164	80	56
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.99	$11.31	$10.40	$10.46	$9.63	$8.30
Value at end of period	$12.57	$11.99	$11.31	$10.40	$10.46	$9.63
Number of accumulation units outstanding at end of period	15,631	15,709	15,898	8,636	21,775	20,298

CFI 183

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.99	$11.04	$9.95	$10.08
Value at end of period	$12.55	$11.99	$11.04	$9.95
Number of accumulation units outstanding at end of period	14,363	10,011	226	129
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$12.26	$11.03	$9.91	$9.82	$8.92	$7.64
Value at end of period	$12.95	$12.26	$11.03	$9.91	$9.82	$8.92
Number of accumulation units outstanding at end of period	2,531	2,530	3,448	5,610	5,923	8,881
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$11.68	$9.63	$8.45	$8.78	$7.84	$6.32
Value at end of period	$12.34	$11.68	$9.63	$8.45	$8.78	$7.84
Number of accumulation units outstanding at end of period	23,738	23,265	25,373	25,629	26,435	34,652
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$11.86	$10.27	$9.12	$9.26	$8.34	$6.90
Value at end of period	$12.54	$11.86	$10.27	$9.12	$9.26	$8.34
Number of accumulation units outstanding at end of period	12,114	12,956	14,416	15,215	18,946	22,666
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.97	$12.39	$12.04	$11.33	$10.77	$10.23
Value at end of period	$12.54	$11.97	$12.39	$12.04	$11.33	$10.77
Number of accumulation units outstanding at end of period	8,875	8,731	979	156	118	80
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$16.43	$14.63
Value at end of period	$18.32	$16.43
Number of accumulation units outstanding at end of period	580	553
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.77	$11.46	$9.66	$9.54	$7.61	$5.83
Value at end of period	$16.30	$15.77	$11.46	$9.66	$9.54	$7.61
Number of accumulation units outstanding at end of period	3,801	3,965	4,282	580	211	199
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.44	$12.07	$9.66	$10.28	$8.92	$6.68
Value at end of period	$14.06	$12.44	$12.07	$9.66	$10.28	$8.92
Number of accumulation units outstanding at end of period	9,612	9,620	9,705	9,076	4,875	5,145
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.47	$11.34	$9.91	$9.13	$7.20	$5.12
Value at end of period	$14.77	$11.47	$11.34	$9.91	$9.13	$7.20
Number of accumulation units outstanding at end of period	2,315	1,083	1,689	362	123	89
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.10	$9.06	$8.15	$8.62	$7.77	$6.12
Value at end of period	$13.53	$12.10	$9.06	$8.15	$8.62	$7.77
Number of accumulation units outstanding at end of period	535	697	820	581	581	2,041
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.58	$10.51	$9.56
Value at end of period	$15.08	$14.58	$10.51
Number of accumulation units outstanding at end of period	339	302	277

CFI 184

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.08	$10.44	$9.19	$10.41	$8.19	$6.06
Value at end of period	$14.79	$14.08	$10.44	$9.19	$10.41	$8.19
Number of accumulation units outstanding at end of period	4,206	4,621	6,440	512	601	571
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.42	$10.03	$8.53	$8.79	$7.71	$6.14
Value at end of period	$14.52	$13.42	$10.03	$8.53	$8.79	$7.71
Number of accumulation units outstanding at end of period	3,946	1,298	3,452	831	963	1,507
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.78	$11.13	$9.95	$10.15	$9.12	$7.56
Value at end of period	$14.88	$13.78	$11.13	$9.95	$10.15	$9.12
Number of accumulation units outstanding at end of period	60,246	59,844	65,240	58,004	65,559	75,093
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.18	$9.94	$8.75	$9.24
Value at end of period	$14.39	$13.18	$9.94	$8.75
Number of accumulation units outstanding at end of period	951	1,672	834	21
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.88	$9.51	$8.05	$9.94	$8.34	$5.20
Value at end of period	$8.88	$8.88	$9.51	$8.05	$9.94	$8.34
Number of accumulation units outstanding at end of period	1,811	1,769	3,087	2,645	3,002	4,759
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.51	$11.89	$10.00	$9.91	$8.13	$6.68
Value at end of period	$17.67	$15.51	$11.89	$10.00	$9.91	$8.13
Number of accumulation units outstanding at end of period	4,942	5,074	6,145	948	948	948
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.48	$11.97	$10.18	$10.41	$8.29	$6.63
Value at end of period	$17.70	$16.48	$11.97	$10.18	$10.41	$8.29
Number of accumulation units outstanding at end of period	1,242	566	9	7	1	42
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.67	$10.06	$8.34	$9.16	$7.96	$5.88
Value at end of period	$12.85	$12.67	$10.06	$8.34	$9.16	$7.96
Number of accumulation units outstanding at end of period	46,772	49,805	54,475	33,065	33,023	37,240
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.14	$15.39	$13.37	$13.58	$11.52	$7.09
Value at end of period	$17.04	$17.14	$15.39	$13.37	$13.58	$11.52
Number of accumulation units outstanding at end of period	2,915	3,284	3,195	545	1,041	700
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.93	$12.33	$10.86	$10.65	$9.43	$7.31
Value at end of period	$16.59	$14.93	$12.33	$10.86	$10.65	$9.43
Number of accumulation units outstanding at end of period	110,885	100,041	93,634	57,281	5,924	5,989

CFI 185

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.09	$11.26	$9.79	$10.25	$8.05	$5.78
Value at end of period	$16.72	$15.09	$11.26	$9.79	$10.25	$8.05
Number of accumulation units outstanding at end of period	39,040	41,553	43,448	49,255	53,235	65,801
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.93	$10.06	$8.66	$8.82	$7.74	$6.41
Value at end of period	$13.77	$12.93	$10.06	$8.66	$8.82	$7.74
Number of accumulation units outstanding at end of period	10,705	9,866	10,066	10,512	10,508	11,583
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.77	$10.71	$9.08	$9.27	$8.00	$5.87
Value at end of period	$15.91	$14.77	$10.71	$9.08	$9.27	$8.00
Number of accumulation units outstanding at end of period	39,652	41,317	42,364	30,682	30,394	39,602
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.81	$7.78	$6.61	$7.60	$6.74	$5.12
Value at end of period	$8.63	$8.81	$7.78	$6.61	$7.60	$6.74
Number of accumulation units outstanding at end of period	9	9	359	350	852	1,208
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.97	$9.21	$7.81	$8.96	$8.30	$6.40
Value at end of period	$10.16	$10.97	$9.21	$7.81	$8.96	$8.30
Number of accumulation units outstanding at end of period	4,010	3,834	4,049	1,167	748	1,396
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.10	$9.34	$7.74	$8.29	$7.76	$5.35
Value at end of period	$11.66	$12.10	$9.34	$7.74	$8.29	$7.76
Number of accumulation units outstanding at end of period	1,198	1,211	1,177	988	214	123
WANGER INTERNATIONAL
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.63	$9.59	$7.96	$9.41	$7.60	$4.77
Value at end of period	$11.02	$11.63	$9.59	$7.96	$9.41	$7.60
Number of accumulation units outstanding at end of period	3,349	2,272	1,734	242	0	68
WANGER SELECT
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.71	$9.53	$8.12	$9.95	$7.93	$4.99
Value at end of period	$12.99	$12.71	$9.53	$8.12	$9.95	$7.93
Number of accumulation units outstanding at end of period	6,700	6,556	6,925	2,761	2,762	2,710
WANGER USA
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.18	$11.45	$9.63	$10.06	$8.23	$5.98
Value at end of period	$15.76	$15.18	$11.45	$9.63	$10.06	$8.23
Number of accumulation units outstanding at end of period	612	588	566	353	353	353
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.18	$10.09	$9.05	$8.54	$7.60	$6.58
Value at end of period	$14.52	$13.18	$10.09	$9.05	$8.54	$7.60
Number of accumulation units outstanding at end of period	5,292	6,938	6,620	4,557	4,494	5,578

CFI 186

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.97	$10.94	$9.73	$10.04	$8.26	$6.50
Value at end of period	$15.93	$14.97	$10.94	$9.73	$10.04	$8.26
Number of accumulation units outstanding at end of period	6,975	7,097	7,522	2,030	1,868	1,869

TABLE 22

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$20.08	$15.05	$13.22	$14.09	$12.98	$10.11
Value at end of period	$20.85	$20.08	$15.05	$13.22	$14.09	$12.98
Number of accumulation units outstanding at end of period	8,543	6,540	6,031	5,954	5,973	1,120
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.39	$11.83	$10.74	$11.05	$9.62	$8.02
Value at end of period	$16.26	$14.39	$11.83	$10.74	$11.05	$9.62
Number of accumulation units outstanding at end of period	96,931	77,694	76,499	65,873	52,828	18,888
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.52	$12.08	$11.12	$11.01	$9.91	$8.41
Value at end of period	$16.78	$15.52	$12.08	$11.12	$11.01	$9.91
Number of accumulation units outstanding at end of period	135,194	126,181	113,004	103,855	67,671	27,634
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.92	$13.24	$12.53	$11.20	$10.72	$10.02
Value at end of period	$12.12	$11.92	$13.24	$12.53	$11.20	$10.72
Number of accumulation units outstanding at end of period	79,279	79,219	122,142	94,773	39,910	23,654
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.34	$12.10	$10.15	$11.56	$10.46
Value at end of period	$19.06	$17.34	$12.10	$10.15	$11.56
Number of accumulation units outstanding at end of period	29,733	24,260	11,322	9,880	7,375
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.84	$9.55	$7.69	$8.37	$7.98	$5.76	$9.31
Value at end of period	$11.61	$11.84	$9.55	$7.69	$8.37	$7.98	$5.76
Number of accumulation units outstanding at end of period	42,293	43,695	34,867	22,314	12,494	10,664	1,182
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.93	$12.53	$10.86	$11.74	$9.46
Value at end of period	$19.49	$17.93	$12.53	$10.86	$11.74
Number of accumulation units outstanding at end of period	96,610	75,801	43,476	28,312	8,689

CFI 187

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during June 2009)
Value at beginning of period	$22.91	$17.35	$15.47	$15.71	$12.62	$10.16
Value at end of period	$24.14	$22.91	$17.35	$15.47	$15.71	$12.62
Number of accumulation units outstanding at end of period	17,333	17,940	15,387	13,668	11,021	339
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.14	$19.80	$18.09	$17.46	$15.72	$12.67	$18.63	$18.30	$16.98	$16.23
Value at end of period	$25.12	$23.14	$19.80	$18.09	$17.46	$15.72	$12.67	$18.63	$18.30	$16.98
Number of accumulation units outstanding at end of period	101,669	99,833	99,205	104,489	107,928	110,585	117,437	178,681	91,516	110,974
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.09	$10.86	$9.47	$9.97
Value at end of period	$14.30	$11.09	$10.86	$9.47
Number of accumulation units outstanding at end of period	48,430	23,721	13,873	2,045
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.47	$9.62	$8.45	$8.98	$7.80	$6.18	$8.99
Value at end of period	$13.80	$12.47	$9.62	$8.45	$8.98	$7.80	$6.18
Number of accumulation units outstanding at end of period	39,852	36,315	36,369	33,157	22,439	18,922	12,592
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.23	$10.63	$9.21	$9.72	$7.98	$6.09	$8.97
Value at end of period	$15.79	$14.23	$10.63	$9.21	$9.72	$7.98	$6.09
Number of accumulation units outstanding at end of period	15,979	9,355	12,442	12,903	11,918	4,624	1,682
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.06	$10.35
Value at end of period	$12.58	$12.06
Number of accumulation units outstanding at end of period	4,292	846
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.68	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76	$11.47
Value at end of period	$19.94	$20.68	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76
Number of accumulation units outstanding at end of period	593,897	589,433	585,430	606,669	568,796	548,200	450,089	402,398	148,502	65,346
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.23	$34.01	$29.50	$30.55	$26.31	$19.57	$34.37	$29.51	$26.67	$23.02
Value at end of period	$49.05	$44.23	$34.01	$29.50	$30.55	$26.31	$19.57	$34.37	$29.51	$26.67
Number of accumulation units outstanding at end of period	940,391	1,001,571	1,036,706	1,130,087	1,120,823	1,150,736	4,412,465	4,751,978	3,947,272	3,733,726
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.36	$23.13	$19.90	$19.90	$17.45	$13.53	$23.82	$23.68	$19.89	$18.97
Value at end of period	$31.62	$29.36	$23.13	$19.90	$19.90	$17.45	$13.53	$23.82	$23.68	$19.89
Number of accumulation units outstanding at end of period	405,048	439,435	475,934	555,901	616,365	686,820	721,774	1,062,228	692,977	697,110
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.80	$20.58	$18.12	$18.25	$14.84	$11.68	$22.32	$17.74	$16.77	$16.00
Value at end of period	$30.64	$27.80	$20.58	$18.12	$18.25	$14.84	$11.68	$22.32	$17.74	$16.77
Number of accumulation units outstanding at end of period	447,516	478,392	499,583	547,005	574,550	631,481	635,450	1,024,423	647,439	831,960
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.33	$18.05	$15.10	$18.40	$16.42	$13.10	$23.53	$20.25	$17.32	$14.68
Value at end of period	$21.24	$23.33	$18.05	$15.10	$18.40	$16.42	$13.10	$23.53	$20.25	$17.32
Number of accumulation units outstanding at end of period	38,914	46,965	45,859	49,021	53,685	61,282	66,559	188,634	131,284	121,639
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86
Value at end of period	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01
Number of accumulation units outstanding at end of period	162,656	181,004	197,548	205,528	201,779	189,715	156,837	167,236	92,784	152,127

CFI 188

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.38	$10.27	$8.85	$9.11	$8.07	$6.11	$10.08
Value at end of period	$14.43	$13.38	$10.27	$8.85	$9.11	$8.07	$6.11
Number of accumulation units outstanding at end of period	264,185	265,874	242,343	225,832	191,775	160,449	49,533
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.80	$13.91	$12.72	$13.70	$12.29	$9.90
Value at end of period	$18.42	$17.80	$13.91	$12.72	$13.70	$12.29
Number of accumulation units outstanding at end of period	13,325	10,424	14,464	12,716	11,632	4,526
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.98	$36.01	$37.17
Value at end of period	$53.69	$49.98	$36.01
Number of accumulation units outstanding at end of period	32,187	36,477	36,822
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.89	$11.63	$10.31	$10.41	$9.59	$7.55	$10.91	$10.19	$8.81	$8.45
Value at end of period	$15.95	$14.89	$11.63	$10.31	$10.41	$9.59	$7.55	$10.91	$10.19	$8.81
Number of accumulation units outstanding at end of period	148,067	155,604	161,725	176,657	192,819	237,934	215,266	302,278	196,001	133,038
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$44.60	$37.47	$33.30	$33.07	$30.80	$24.70	$29.63	$27.06	$24.68	$23.08
Value at end of period	$47.93	$44.60	$37.47	$33.30	$33.07	$30.80	$24.70	$29.63	$27.06	$24.68
Number of accumulation units outstanding at end of period	168	162	158	150	151	101	102	424	33	91
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$32.73	$24.96	$21.49	$22.00	$17.65	$12.30	$22.07	$18.26	$16.22	$14.58
Value at end of period	$36.48	$32.73	$24.96	$21.49	$22.00	$17.65	$12.30	$22.07	$18.26	$16.22
Number of accumulation units outstanding at end of period	67	70	162	162	162	237	152	201	93	145
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$27.38	$27.68	$25.80	$24.40	$22.81	$20.34	$19.37	$18.27	$17.69	$17.51
Value at end of period	$28.46	$27.38	$27.68	$25.80	$24.40	$22.81	$20.34	$19.37	$18.27	$17.69
Number of accumulation units outstanding at end of period	0	0	0	0	27	24	21	147	0	21
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
Value at beginning of period	$25.55	$20.08	$16.88	$19.76	$17.22	$12.63	$23.03	$21.21	$18.12	$17.28
Value at end of period	$27.19	$25.55	$20.08	$16.88	$19.76	$17.22	$12.63	$23.03	$21.21	$18.12
Number of accumulation units outstanding at end of period	41	41	77	77	77	77	67	205	51	51
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.63	$20.62	$17.56	$18.72	$16.50	$12.22	$20.46	$17.95	$16.27	$15.75
Value at end of period	$29.80	$26.63	$20.62	$17.56	$18.72	$16.50	$12.22	$20.46	$17.95	$16.27
Number of accumulation units outstanding at end of period	4	4	72	72	72	89	89	140	72	127
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.39	$8.67	$8.30	$8.90	$7.30	$5.33	$8.75	$10.32
Value at end of period	$12.85	$11.39	$8.67	$8.30	$8.90	$7.30	$5.33	$8.75
Number of accumulation units outstanding at end of period	19,236	11,948	10,437	9,563	8,407	5,578	1,965	249
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.92	$12.60	$10.96	$11.27	$9.12	$7.16	$9.12
Value at end of period	$17.61	$16.92	$12.60	$10.96	$11.27	$9.12	$7.16
Number of accumulation units outstanding at end of period	34,776	34,180	32,459	27,054	19,058	14,221	1,035
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69
Value at end of period	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61
Number of accumulation units outstanding at end of period	178,018	211,952	237,774	253,651	264,738	272,007	1,641,822	2,034,924	1,878,475	2,016,006

CFI 189

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.73	$9.61
Value at end of period	$10.20	$9.73
Number of accumulation units outstanding at end of period	66,264	18,566
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.56	$11.39	$10.38	$10.80	$8.90	$6.89	$11.39	$10.72	$9.17
Value at end of period	$17.00	$15.56	$11.39	$10.38	$10.80	$8.90	$6.89	$11.39	$10.72
Number of accumulation units outstanding at end of period	57,625	61,056	47,118	46,799	45,564	30,140	27,716	22,405	9,478
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$21.92	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84	$12.50	$11.34
Value at end of period	$22.40	$21.92	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84	$12.50
Number of accumulation units outstanding at end of period	375,198	367,331	326,829	292,743	285,859	232,590	147,639	124,507	40,699	32,425
NUVEEN U.S. INFRASTRUCTURE INCOME FUND (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$20.52
Value at end of period	$20.72
Number of accumulation units outstanding at end of period	531
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81	$29.17
Value at end of period	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81
Number of accumulation units outstanding at end of period	150,097	160,476	167,612	171,874	182,477	171,985	149,476	174,636	57,800	54,578
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$33.23	$26.35	$21.94	$24.15	$21.02	$15.18	$25.63	$24.34	$20.88	$18.44
Value at end of period	$33.67	$33.23	$26.35	$21.94	$24.15	$21.02	$15.18	$25.63	$24.34	$20.88
Number of accumulation units outstanding at end of period	183	175	192	181	199	183	130	154	26	26
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.28	$21.51	$19.13	$19.15	$16.81	$14.28	$16.81	$15.71
Value at end of period	$21.68	$21.28	$21.51	$19.13	$19.15	$16.81	$14.28	$16.81
Number of accumulation units outstanding at end of period	0	0	0	0	32	29	25	187
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38	$11.75	$10.23
Value at end of period	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38	$11.75
Number of accumulation units outstanding at end of period	64,895	66,696	52,464	51,093	45,193	42,136	30,484	29,331	6,923	1,097
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$15.00	$13.02	$11.81	$12.14	$10.96	$9.11	$13.28	$12.25	$11.17	$10.70
Value at end of period	$16.05	$15.00	$13.02	$11.81	$12.14	$10.96	$9.11	$13.28	$12.25	$11.17
Number of accumulation units outstanding at end of period	210,028	224,707	247,598	245,228	239,971	246,057	239,657	233,498	27,690	36,704
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95	$10.91	$10.93	$10.80
Value at end of period	$15.11	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95	$10.91	$10.93
Number of accumulation units outstanding at end of period	279,617	314,784	393,753	352,020	318,137	288,203	258,944	178,686	64,562	68,440
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.57	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76	$10.43
Value at end of period	$7.42	$8.57	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	98,645	99,412	109,730	132,934	140,305	162,854	110,979	91,433
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.93	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58	$10.77	$10.67
Value at end of period	$17.78	$17.93	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58	$10.77
Number of accumulation units outstanding at end of period	71,994	65,768	64,755	80,694	87,979	90,536	85,880	102,400	22,005	18,325

CFI 190

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.51	$10.55	$8.73	$10.28	$8.31	$5.46	$8.94
Value at end of period	$13.63	$13.51	$10.55	$8.73	$10.28	$8.31	$5.46
Number of accumulation units outstanding at end of period	39,027	42,242	40,690	34,596	24,840	25,038	3,508
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55	$11.17	$11.63
Value at end of period	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55	$11.17
Number of accumulation units outstanding at end of period	655,859	678,748	697,235	699,955	629,963	588,105	415,129	349,900	74,255	48,350
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.31	$11.65	$11.11	$10.53	$9.91	$8.71	$9.99
Value at end of period	$11.83	$11.31	$11.65	$11.11	$10.53	$9.91	$8.71
Number of accumulation units outstanding at end of period	119,988	120,489	119,894	98,158	78,000	54,367	12,918
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47	$12.26	$10.84
Value at end of period	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47	$12.26
Number of accumulation units outstanding at end of period	1,033,466	1,044,667	997,051	1,014,665	939,233	866,848	685,933	629,297	180,282	149,623
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.67	$7.62	$8.75	$9.70
Value at end of period	$3.33	$3.67	$7.62	$8.75
Number of accumulation units outstanding at end of period	125,988	121,325	52,541	43,049
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.12	$16.58	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44
Value at end of period	$16.79	$16.12	$16.58	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57
Number of accumulation units outstanding at end of period	530,109	582,927	630,273	682,479	650,681	560,537	379,649	391,018	259,805	280,724
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.99	$22.48	$19.97	$20.43	$18.08	$15.31	$21.49	$20.55	$18.86	$18.27
Value at end of period	$27.35	$25.99	$22.48	$19.97	$20.43	$18.08	$15.31	$21.49	$20.55	$18.86
Number of accumulation units outstanding at end of period	410,017	453,864	472,194	527,000	491,525	553,155	834,263	1,175,116	643,741	667,243
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.02	$14.90	$13.94	$13.57	$11.70	$9.82	$11.73	$10.78	$10.14	$10.00
Value at end of period	$14.10	$14.02	$14.90	$13.94	$13.57	$11.70	$9.82	$11.73	$10.78	$10.14
Number of accumulation units outstanding at end of period	320,989	349,739	392,064	435,066	467,090	532,418	530,219	759,653	449,205	502,892
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$10.10
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	1,273
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.62	$11.22	$11.66	$12.95	$10.75	$7.89	$13.51	$9.69
Value at end of period	$11.03	$12.62	$11.22	$11.66	$12.95	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	307,899	339,849	380,456	453,274	455,641	459,391	438,296	447,397
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.79	$11.10	$10.89	$10.24	$10.08
Value at end of period	$11.22	$10.79	$11.10	$10.89	$10.24
Number of accumulation units outstanding at end of period	18,128	25,163	30,870	15,855	7,266

CFI 191

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.54	$18.19	$15.86	$16.05	$14.20	$11.01	$17.82	$16.75	$14.80	$13.82
Value at end of period	$25.82	$23.54	$18.19	$15.86	$16.05	$14.20	$11.01	$17.82	$16.75	$14.80
Number of accumulation units outstanding at end of period	1,583,337	1,750,329	1,670,182	1,861,396	1,862,272	1,839,332	2,037,144	2,818,397	1,400,434	1,962,636
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50	$10.30
Value at end of period	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	64,492	78,943	95,490	54,082	56,297	39,078	16,990	24,096	13,165	2,243
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.65	$22.52	$19.87	$20.07	$17.78	$14.57	$23.43	$22.52	$19.84	$19.01
Value at end of period	$33.45	$29.65	$22.52	$19.87	$20.07	$17.78	$14.57	$23.43	$22.52	$19.84
Number of accumulation units outstanding at end of period	433,149	440,158	473,116	507,393	485,147	568,955	620,994	855,618	597,206	749,446
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18
Value at end of period	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11
Number of accumulation units outstanding at end of period	341,646	387,424	393,730	433,512	457,951	487,393	1,877,948	2,087,844	1,799,491	1,854,855
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.65	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00
Value at end of period	$26.79	$25.65	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99
Number of accumulation units outstanding at end of period	200,476	226,153	221,187	247,590	261,623	280,673	301,783	382,587	241,472	285,564
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.42	$12.54	$10.93	$11.51	$11.26
Value at end of period	$16.25	$15.42	$12.54	$10.93	$11.51
Number of accumulation units outstanding at end of period	923	2,547	1,726	853	53
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.44	$22.68	$20.93	$19.65	$18.06	$16.34	$18.02	$17.16	$16.65	$16.30
Value at end of period	$23.71	$22.44	$22.68	$20.93	$19.65	$18.06	$16.34	$18.02	$17.16	$16.65
Number of accumulation units outstanding at end of period	520,758	553,721	554,849	571,135	582,574	604,395	2,994,466	2,974,277	1,814,045	1,084,691
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.87	$8.21	$6.98	$8.02	$7.51	$5.93	$9.20
Value at end of period	$9.20	$9.87	$8.21	$6.98	$8.02	$7.51	$5.93
Number of accumulation units outstanding at end of period	197,292	152,357	146,917	125,263	119,799	138,315	564
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.22	$13.51	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99
Value at end of period	$15.27	$16.22	$13.51	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00
Number of accumulation units outstanding at end of period	49,083	68,066	73,273	80,877	95,677	102,122	3,508,368	3,676,407	3,106,128	2,394,887
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.68	$12.08	$10.33	$10.32
Value at end of period	$17.64	$15.68	$12.08	$10.33
Number of accumulation units outstanding at end of period	646,648	367,930	386,856	384,155
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16	$9.38
Value at end of period	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	1,314,387	1,238,781	1,058,327	1,190,520	646,828	646,775	640,957	729,986
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.60	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39
Value at end of period	$26.52	$24.60	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36
Number of accumulation units outstanding at end of period	217,268	222,785	128,908	104,620	89,864	62,179	62,519	59,687	33,121	38,695

CFI 192

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.75	$13.87	$14.00	$14.13	$14.23	$14.32	$14.08	$13.52	$13.02	$12.76
Value at end of period	$13.62	$13.75	$13.87	$14.00	$14.13	$14.23	$14.32	$14.08	$13.52	$13.02
Number of accumulation units outstanding at end of period	471,733	578,941	546,739	707,063	647,497	815,873	3,316,496	2,504,027	1,307,563	971,457
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.94	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82	$9.57
Value at end of period	$15.92	$13.94	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	91,839	82,202	80,117	78,529	77,966	72,682	63,777	69,515	2,367
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.48	$16.43	$14.49	$14.03	$12.56	$10.70
Value at end of period	$24.07	$21.48	$16.43	$14.49	$14.03	$12.56
Number of accumulation units outstanding at end of period	45,694	24,380	31,298	35,479	22,867	17,574
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.75	$10.52	$9.19	$9.04	$8.14	$6.64	$9.38
Value at end of period	$15.38	$13.75	$10.52	$9.19	$9.04	$8.14	$6.64
Number of accumulation units outstanding at end of period	166,825	147,468	115,917	94,922	84,470	51,257	2,112
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.43	$14.92	$13.00	$13.05	$11.85	$10.06
Value at end of period	$21.60	$19.43	$14.92	$13.00	$13.05	$11.85
Number of accumulation units outstanding at end of period	22,670	11,734	10,374	7,392	7,740	8,095
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.71	$17.75	$15.51	$16.01	$12.84	$11.41
Value at end of period	$26.09	$23.71	$17.75	$15.51	$16.01	$12.84
Number of accumulation units outstanding at end of period	20,937	16,525	13,637	17,781	17,516	14,537
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.28	$11.50	$9.92	$10.20	$8.23	$5.93	$10.07
Value at end of period	$17.06	$15.28	$11.50	$9.92	$10.20	$8.23	$5.93
Number of accumulation units outstanding at end of period	68,055	49,813	34,477	35,014	24,888	12,373	8,928
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.44	$11.96	$10.40	$10.93	$8.73	$6.96	$10.22
Value at end of period	$17.08	$16.44	$11.96	$10.40	$10.93	$8.73	$6.96
Number of accumulation units outstanding at end of period	37,568	28,961	15,352	17,258	10,983	7,676	7,368
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.08	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50
Value at end of period	$17.87	$17.08	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10
Number of accumulation units outstanding at end of period	102,649	87,312	73,862	72,009	63,400	66,416	51,117	58,940	14,035	14,873
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$47.82	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69
Value at end of period	$50.46	$47.82	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79
Number of accumulation units outstanding at end of period	125,361	131,791	135,275	137,528	145,177	161,075	159,680	201,172	117,019	140,177
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.81	$12.78	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74	$10.70	$10.30
Value at end of period	$14.47	$13.81	$12.78	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74	$10.70
Number of accumulation units outstanding at end of period	622,032	605,583	605,704	577,807	515,410	291,959	165,606	150,470	87,654	58,032

CFI 193

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93	$10.31
Value at end of period	$15.11	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	992,369	937,590	760,406	695,461	591,337	423,806	257,129	226,104	113,866	69,241
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08	$12.54	$11.09	$10.17
Value at end of period	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08	$12.54	$11.09
Number of accumulation units outstanding at end of period	631,168	612,203	502,391	445,355	353,891	259,975	155,507	178,984	98,929	43,512
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49	$12.88	$11.30	$10.40
Value at end of period	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49	$12.88	$11.30
Number of accumulation units outstanding at end of period	405,617	443,467	384,712	353,672	289,926	223,054	129,545	95,846	40,245	13,599
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.19	$12.42	$10.85	$11.55	$9.80
Value at end of period	$15.99	$15.19	$12.42	$10.85	$11.55
Number of accumulation units outstanding at end of period	48,091	41,506	21,159	10,336	2,134
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.88	$10.37	$9.20	$9.53	$8.53	$6.93	$7.12
Value at end of period	$12.51	$11.88	$10.37	$9.20	$9.53	$8.53	$6.93
Number of accumulation units outstanding at end of period	32,536	22,915	11,516	13,115	7,484	5,444	2,050
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.64	$12.87	$11.84	$11.91	$10.97	$9.45	$11.44	$10.98	$10.32	$10.19
Value at end of period	$14.29	$13.64	$12.87	$11.84	$11.91	$10.97	$9.45	$11.44	$10.98	$10.32
Number of accumulation units outstanding at end of period	104,558	97,439	83,281	69,908	75,270	52,353	20,664	48,339	2,825	3,151
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.89	$10.96	$9.88	$10.04	$9.12	$7.65	$9.57
Value at end of period	$12.44	$11.89	$10.96	$9.88	$10.04	$9.12	$7.65
Number of accumulation units outstanding at end of period	35,658	27,195	20,098	13,539	10,315	613	18
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.31	$20.09	$18.06	$17.91	$16.28	$13.95	$18.42	$17.58	$16.37	$15.92
Value at end of period	$23.57	$22.31	$20.09	$18.06	$17.91	$16.28	$13.95	$18.42	$17.58	$16.37
Number of accumulation units outstanding at end of period	73,982	75,812	71,412	73,152	75,342	85,628	93,026	96,446	72,182	64,880
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.01	$18.98	$16.66	$17.33	$15.47	$12.47	$19.69	$18.93	$16.88	$16.05
Value at end of period	$24.29	$23.01	$18.98	$16.66	$17.33	$15.47	$12.47	$19.69	$18.93	$16.88
Number of accumulation units outstanding at end of period	145,519	148,061	140,642	136,485	149,984	155,921	137,773	172,905	114,465	115,381
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.22	$19.24	$17.10	$17.36	$15.64	$12.96	$18.82	$18.02	$16.36	$15.77
Value at end of period	$23.48	$22.22	$19.24	$17.10	$17.36	$15.64	$12.96	$18.82	$18.02	$16.36
Number of accumulation units outstanding at end of period	156,573	155,803	161,276	173,264	183,254	154,712	149,655	195,630	139,534	143,496
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.87	$12.29	$11.95	$11.25	$10.70	$10.21	$9.79
Value at end of period	$12.43	$11.87	$12.29	$11.95	$11.25	$10.70	$10.21
Number of accumulation units outstanding at end of period	30,688	30,621	35,456	36,942	16,755	9,146	1,848

CFI 194

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$18.18	$13.90	$12.12	$12.02	$10.57	$7.06
Value at end of period	$20.41	$18.18	$13.90	$12.12	$12.02	$10.57
Number of accumulation units outstanding at end of period	5,312	4,584	2,454	2,666	1,907	1,054
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06
Value at end of period	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96
Number of accumulation units outstanding at end of period	73,263	74,101	40,423	36,572	34,471	26,670	1,194,534	1,075,558	1,090,948	1,082,078
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58
Value at end of period	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51
Number of accumulation units outstanding at end of period	133,330	157,648	151,780	160,645	149,283	148,266	1,047,522	1,137,369	1,130,536	1,132,614
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.37	$12.01	$9.62	$10.24	$8.89	$6.71	$9.74
Value at end of period	$13.98	$12.37	$12.01	$9.62	$10.24	$8.89	$6.71
Number of accumulation units outstanding at end of period	159,267	181,265	180,251	170,654	156,125	160,570	135,153
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32	$10.02
Value at end of period	$16.85	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	241,719	220,076	223,684	180,241	160,633	128,570	87,635	85,159	36,388
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87
Value at end of period	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39
Number of accumulation units outstanding at end of period	28,757	36,678	46,474	48,548	45,046	38,406	30,188	38,922	19,911	14,936
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.57	$11.23	$9.93	$10.30	$8.30	$6.72	$10.29	$10.09	$9.19
Value at end of period	$16.09	$15.57	$11.23	$9.93	$10.30	$8.30	$6.72	$10.29	$10.09
Number of accumulation units outstanding at end of period	18,856	20,591	9,732	14,256	12,152	7,321	2,275	5,823	28
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$21.24	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85	$10.26
Value at end of period	$22.30	$21.24	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	117,089	121,389	119,590	138,895	117,462	90,157	56,934	46,107	26,450	9,186
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.60	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36
Value at end of period	$21.19	$19.60	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67
Number of accumulation units outstanding at end of period	113,155	123,644	115,716	116,819	129,081	128,229	114,381	253,925	215,373	177,805
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.06	$13.78	$12.79	$13.05	$11.73	$9.65	$12.27	$12.40	$11.10	$10.16
Value at end of period	$18.41	$17.06	$13.78	$12.79	$13.05	$11.73	$9.65	$12.27	$12.40	$11.10
Number of accumulation units outstanding at end of period	768,656	681,776	723,553	836,002	891,748	994,240	954,044	1,488,393	848,718	887,069
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07	$10.48
Value at end of period	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	70,143	72,452	95,868	99,288	88,641	68,250	60,709	54,252	21,749	12,180

CFI 195

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43	$10.14
Value at end of period	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	72,789	73,942	94,605	88,188	90,075	83,699	74,366	109,778	29,475	6,921
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14
Value at end of period	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19
Number of accumulation units outstanding at end of period	127,159	124,022	120,897	116,403	105,887	115,804	77,267	91,115	59,140	58,226
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$22.12	$16.07	$13.67	$13.99	$11.14	$8.83	$12.73	$13.08	$11.32	$10.65
Value at end of period	$23.74	$22.12	$16.07	$13.67	$13.99	$11.14	$8.83	$12.73	$13.08	$11.32
Number of accumulation units outstanding at end of period	73,999	68,588	59,814	49,291	44,618	44,773	13,020	12,579	3,640	197
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.50	$15.48	$12.84	$14.11	$11.78	$8.52	$15.02	$13.65	$12.17	$10.13
Value at end of period	$19.76	$19.50	$15.48	$12.84	$14.11	$11.78	$8.52	$15.02	$13.65	$12.17
Number of accumulation units outstanding at end of period	1,050,775	1,172,737	1,317,127	1,437,522	1,539,634	1,783,716	1,893,045	2,768,200	1,776,077	1,911,047
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14	$10.60	$9.89
Value at end of period	$19.03	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14	$10.60
Number of accumulation units outstanding at end of period	116,784	106,379	102,787	78,885	66,399	68,839	31,966	31,112	2,268
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95	$10.16
Value at end of period	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	1,400,394	1,329,995	1,183,144	1,109,412	993,634	743,343	478,584	406,760	104,198	52,630
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.62	$15.91	$13.83	$14.50	$11.03	$7.60	$13.95	$12.02	$11.48	$9.89
Value at end of period	$23.60	$20.62	$15.91	$13.83	$14.50	$11.03	$7.60	$13.95	$12.02	$11.48
Number of accumulation units outstanding at end of period	564,900	641,557	703,150	757,469	812,340	915,364	971,117	1,639,397	1,147,116	1,243,094
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.03	$18.70	$16.10	$16.40	$14.41	$11.64	$18.27	$17.90	$15.17	$14.74
Value at end of period	$25.57	$24.03	$18.70	$16.10	$16.40	$14.41	$11.64	$18.27	$17.90	$15.17
Number of accumulation units outstanding at end of period	180,432	194,908	174,723	163,826	149,773	137,155	4,028,893	3,423,229	2,884,290	1,942,379
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$37.06	$26.87	$22.81	$23.28	$20.11	$14.20	$24.81	$22.79	$20.31	$19.31
Value at end of period	$39.90	$37.06	$26.87	$22.81	$23.28	$20.11	$14.20	$24.81	$22.79	$20.31
Number of accumulation units outstanding at end of period	314,206	333,040	344,041	373,676	386,349	387,445	774,473	1,050,005	779,166	944,865
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46	$10.20
Value at end of period	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	30,221	31,036	38,026	38,822	32,148	37,990	31,614	37,301	10,929	651
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30	$10.20
Value at end of period	$10.06	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	321,496	349,489	347,947	275,242	295,684	323,241	378,455

CFI 196

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.69	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08	$9.72
Value at end of period	$13.19	$13.69	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	66,492	66,908	68,219	58,931	52,133	45,805	35,988	29,564	8,137
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50	$10.05
Value at end of period	$12.14	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	85,195	100,999	95,669	96,495	64,560	51,832	25,579	18,701
WANGER SELECT
Value at beginning of period	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83	$12.51	$11.43
Value at end of period	$21.81	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83	$12.51
Number of accumulation units outstanding at end of period	168,381	191,907	223,821	229,080	239,449	206,584	166,318	169,924	29,182	20,440
WANGER USA
Value at beginning of period	$22.07	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66	$12.78	$11.60
Value at end of period	$22.91	$22.07	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66	$12.78
Number of accumulation units outstanding at end of period	51,849	63,963	73,015	79,950	66,340	57,776	59,083	72,113	18,943	19,924
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98	$11.11	$10.84
Value at end of period	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98	$11.11
Number of accumulation units outstanding at end of period	443,091	430,785	440,375	430,567	403,204	388,051	317,989	401,176	107,251	106,749
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$34.73	$25.39	$22.60	$23.31	$19.20	$14.92	$22.08	$24.25	$20.16	$18.43
Value at end of period	$36.93	$34.73	$25.39	$22.60	$23.31	$19.20	$14.92	$22.08	$24.25	$20.16
Number of accumulation units outstanding at end of period	72,552	76,461	84,221	95,390	101,238	113,857	105,233	144,947	59,348	72,797

TABLE 23

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$20.04	$15.02	$13.21	$14.07	$12.98	$9.97
Value at end of period	$20.79	$20.04	$15.02	$13.21	$14.07	$12.98
Number of accumulation units outstanding at end of period	40,960	39,673	35,164	25,734	20,222	15,707
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.35	$11.80	$10.72	$11.03	$9.61	$7.74
Value at end of period	$16.20	$14.35	$11.80	$10.72	$11.03	$9.61
Number of accumulation units outstanding at end of period	710,022	967,519	1,166,660	1,059,046	568,786	157,239
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.48	$12.05	$11.10	$11.00	$9.90	$8.13
Value at end of period	$16.72	$15.48	$12.05	$11.10	$11.00	$9.90
Number of accumulation units outstanding at end of period	908,434	1,142,158	995,938	802,324	600,684	207,888

CFI 197

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN CENTURY® INCOME & GROWTH FUND (A CLASS)
(Funds were first received in this option during May 2006)
Value at beginning of period	$47.80	$35.67	$31.52	$30.99	$27.50	$23.62	$36.60	$37.17	$33.60
Value at end of period	$53.11	$47.80	$35.67	$31.52	$30.99	$27.50	$23.62	$36.60	$37.17
Number of accumulation units outstanding at end of period	922	820	412	289	138	298	280	164	18
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.89	$13.22	$12.52	$11.19	$10.71	$10.13
Value at end of period	$12.09	$11.89	$13.22	$12.52	$11.19	$10.71
Number of accumulation units outstanding at end of period	475,706	492,093	591,153	419,596	218,797	117,956
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2010)
Value at beginning of period	$17.31	$12.09	$10.15	$11.56	$9.33
Value at end of period	$19.02	$17.31	$12.09	$10.15	$11.56
Number of accumulation units outstanding at end of period	154,650	113,838	31,318	21,326	14,349
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.80	$9.52	$7.67	$8.35	$7.96	$5.76	$10.37
Value at end of period	$11.57	$11.80	$9.52	$7.67	$8.35	$7.96	$5.76
Number of accumulation units outstanding at end of period	325,147	189,216	68,700	67,626	37,025	50,777	9,978
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during June 2010)
Value at beginning of period	$17.90	$12.51	$10.85	$11.73	$9.63
Value at end of period	$19.45	$17.90	$12.51	$10.85	$11.73
Number of accumulation units outstanding at end of period	457,176	411,224	251,081	151,639	75,770
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during August 2009)
Value at beginning of period	$22.85	$17.32	$15.45	$15.70	$12.62	$11.43
Value at end of period	$24.08	$22.85	$17.32	$15.45	$15.70	$12.62
Number of accumulation units outstanding at end of period	75,324	63,887	49,384	46,800	42,611	992
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.94	$19.63	$17.94	$17.33	$15.62	$12.59	$18.52	$18.20	$16.90	$16.16
Value at end of period	$24.89	$22.94	$19.63	$17.94	$17.33	$15.62	$12.59	$18.52	$18.20	$16.90
Number of accumulation units outstanding at end of period	278,331	323,524	283,921	267,842	298,260	297,680	274,306	296,590	404,870	385,129
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.07	$10.85	$9.47	$9.94
Value at end of period	$14.27	$11.07	$10.85	$9.47
Number of accumulation units outstanding at end of period	91,211	55,322	38,226	14,335
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.43	$9.60	$8.43	$8.97	$7.79	$6.18	$8.64
Value at end of period	$13.75	$12.43	$9.60	$8.43	$8.97	$7.79	$6.18
Number of accumulation units outstanding at end of period	96,141	84,362	73,904	79,646	54,816	31,964	25,313
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.19	$10.61	$9.20	$9.70	$7.97	$6.09	$10.27
Value at end of period	$15.74	$14.19	$10.61	$9.20	$9.70	$7.97	$6.09
Number of accumulation units outstanding at end of period	98,909	64,315	68,807	75,847	67,227	57,737	44,364

CFI 198

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$12.05	$10.43
Value at end of period	$12.57	$12.05
Number of accumulation units outstanding at end of period	4,399	266
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.58	$17.30	$14.65	$17.13	$15.82	$11.48	$19.51	$16.58	$13.75	$11.47
Value at end of period	$19.83	$20.58	$17.30	$14.65	$17.13	$15.82	$11.48	$19.51	$16.58	$13.75
Number of accumulation units outstanding at end of period	2,304,544	2,658,792	2,736,978	2,878,122	2,929,335	3,019,894	2,509,419	2,562,446	1,748,284	1,007,889
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.84	$33.73	$29.27	$30.33	$26.13	$19.45	$34.17	$29.35	$26.54	$22.92
Value at end of period	$48.59	$43.84	$33.73	$29.27	$30.33	$26.13	$19.45	$34.17	$29.35	$26.54
Number of accumulation units outstanding at end of period	2,778,987	3,086,792	3,135,098	3,164,441	3,229,521	3,764,165	3,541,960	3,808,007	3,678,668	3,216,567
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.10	$22.94	$19.75	$19.76	$17.33	$13.44	$23.68	$23.56	$19.79	$18.89
Value at end of period	$31.32	$29.10	$22.94	$19.75	$19.76	$17.33	$13.44	$23.68	$23.56	$19.79
Number of accumulation units outstanding at end of period	955,259	1,017,847	1,057,270	1,127,906	1,228,889	1,395,516	1,319,771	1,406,150	1,481,556	1,483,670
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.55	$20.41	$17.98	$18.12	$14.74	$11.60	$22.19	$17.65	$16.68	$15.93
Value at end of period	$30.36	$27.55	$20.41	$17.98	$18.12	$14.74	$11.60	$22.19	$17.65	$16.68
Number of accumulation units outstanding at end of period	1,605,057	1,567,104	1,652,260	1,616,655	1,635,220	1,827,870	1,795,844	1,901,930	2,034,215	2,208,212
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.12	$17.90	$14.98	$18.26	$16.31	$13.02	$23.40	$20.15	$17.23	$14.62
Value at end of period	$21.04	$23.12	$17.90	$14.98	$18.26	$16.31	$13.02	$23.40	$20.15	$17.23
Number of accumulation units outstanding at end of period	121,941	116,203	113,642	109,027	103,797	135,526	136,696	162,784	137,900	159,581
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$29.00	$21.50	$18.34	$19.25	$15.16	$11.86	$17.88	$18.50	$15.98	$14.84
Value at end of period	$28.87	$29.00	$21.50	$18.34	$19.25	$15.16	$11.86	$17.88	$18.50	$15.98
Number of accumulation units outstanding at end of period	624,949	689,000	679,825	713,462	759,913	770,867	708,476	746,694	739,499	678,628
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.34	$10.25	$8.84	$9.10	$8.06	$6.11	$10.21
Value at end of period	$14.38	$13.34	$10.25	$8.84	$9.10	$8.06	$6.11
Number of accumulation units outstanding at end of period	678,576	610,487	588,206	649,765	670,832	501,928	172,816
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during January 2005)
Value at beginning of period	$21.65	$16.93	$15.49	$16.69	$14.98	$11.62	$16.18	$14.87	$13.52	$12.30
Value at end of period	$22.40	$21.65	$16.93	$15.49	$16.69	$14.98	$11.62	$16.18	$14.87	$13.52
Number of accumulation units outstanding at end of period	29,001	29,718	34,235	35,891	31,605	26,404	902	205	79	18
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.94	$35.99	$37.17
Value at end of period	$53.61	$49.94	$35.99
Number of accumulation units outstanding at end of period	49,199	44,424	42,950
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.78	$11.55	$10.24	$10.35	$9.54	$7.51	$10.86	$10.15	$8.78	$8.42
Value at end of period	$15.82	$14.78	$11.55	$10.24	$10.35	$9.54	$7.51	$10.86	$10.15	$8.78
Number of accumulation units outstanding at end of period	360,123	376,107	389,166	426,367	437,016	473,052	481,591	544,774	590,773	443,508
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$44.21	$37.16	$33.04	$32.83	$30.59	$24.55	$29.46	$26.92	$24.56	$22.98
Value at end of period	$47.49	$44.21	$37.16	$33.04	$32.83	$30.59	$24.55	$29.46	$26.92	$24.56
Number of accumulation units outstanding at end of period	171	174	173	174	194	227	838	908	1,226	1,191

CFI 199

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$32.45	$24.76	$21.32	$21.84	$17.53	$12.23	$21.94	$18.16	$16.15	$14.52
Value at end of period	$36.15	$32.45	$24.76	$21.32	$21.84	$17.53	$12.23	$21.94	$18.16	$16.15
Number of accumulation units outstanding at end of period	4	9	9	9	9	9	603	651	362	330
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$27.14	$27.45	$25.59	$24.22	$22.66	$20.21	$19.25	$18.17	$17.61	$17.44
Value at end of period	$28.20	$27.14	$27.45	$25.59	$24.22	$22.66	$20.21	$19.25	$18.17	$17.61
Number of accumulation units outstanding at end of period	184	184	184	187	179	169	497	548	513	481
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
Value at beginning of period	$25.32	$19.92	$16.75	$19.62	$17.11	$12.55	$22.90	$21.10	$18.03	$17.20
Value at end of period	$26.94	$25.32	$19.92	$16.75	$19.62	$17.11	$12.55	$22.90	$21.10	$18.03
Number of accumulation units outstanding at end of period	246	252	251	252	253	253	896	1,178	724	697
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.39	$20.45	$17.42	$18.58	$16.39	$12.14	$20.34	$17.85	$16.19	$15.68
Value at end of period	$29.53	$26.39	$20.45	$17.42	$18.58	$16.39	$12.14	$20.34	$17.85	$16.19
Number of accumulation units outstanding at end of period	2	6	6	6	10	10	326	750	741	732
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.35	$8.65	$8.28	$8.88	$7.29	$5.33	$8.75	$10.24
Value at end of period	$12.80	$11.35	$8.65	$8.28	$8.88	$7.29	$5.33	$8.75
Number of accumulation units outstanding at end of period	24,178	15,845	23,071	26,095	17,702	12,203	6,137	51
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$16.46	$13.12	$11.99	$11.93	$10.34	$9.13
Value at end of period	$16.50	$16.46	$13.12	$11.99	$11.93	$10.34
Number of accumulation units outstanding at end of period	0	0	0	0	117	117
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.88	$12.57	$10.94	$11.26	$9.11	$7.16	$9.38
Value at end of period	$17.56	$16.88	$12.57	$10.94	$11.26	$9.11	$7.16
Number of accumulation units outstanding at end of period	243,621	313,712	246,982	168,310	85,933	43,932	3,939
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.52	$15.13	$13.34	$14.04	$11.30	$9.02	$15.02	$15.08	$13.58	$12.67
Value at end of period	$21.55	$19.52	$15.13	$13.34	$14.04	$11.30	$9.02	$15.02	$15.08	$13.58
Number of accumulation units outstanding at end of period	646,996	673,766	680,199	732,383	773,241	982,771	999,731	1,219,708	1,192,809	1,210,233
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.73	$9.59
Value at end of period	$10.19	$9.73
Number of accumulation units outstanding at end of period	209,832	62,207
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during June 2006)
Value at beginning of period	$15.50	$11.35	$10.35	$10.78	$8.88	$6.88	$11.38	$10.71	$9.71
Value at end of period	$16.92	$15.50	$11.35	$10.35	$10.78	$8.88	$6.88	$11.38	$10.71
Number of accumulation units outstanding at end of period	231,118	261,692	220,912	396,971	115,669	71,252	48,301	37,013	7,870
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$21.81	$17.38	$14.53	$15.89	$14.24	$10.47	$17.01	$14.82	$12.49	$11.34
Value at end of period	$22.29	$21.81	$17.38	$14.53	$15.89	$14.24	$10.47	$17.01	$14.82	$12.49
Number of accumulation units outstanding at end of period	641,929	597,449	571,847	555,729	608,795	592,610	562,865	414,798	330,652	260,861

CFI 200

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NUVEEN U.S. INFRASTRUCTURE INCOME FUND (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$20.48
Value at end of period	$20.71
Number of accumulation units outstanding at end of period	253
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$80.99	$75.49	$63.10	$77.81	$61.89	$34.40	$66.86	$50.45	$40.70	$29.11
Value at end of period	$76.33	$80.99	$75.49	$63.10	$77.81	$61.89	$34.40	$66.86	$50.45	$40.70
Number of accumulation units outstanding at end of period	653,677	736,576	724,489	674,108	646,096	624,578	507,978	456,698	441,136	363,643
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$32.97	$26.16	$21.79	$24.00	$20.90	$15.10	$25.50	$24.23	$20.80	$18.37
Value at end of period	$33.39	$32.97	$26.16	$21.79	$24.00	$20.90	$15.10	$15.50	$24.23	$20.80
Number of accumulation units outstanding at end of period	788	1,132	1,082	1,066	1,088	1,065	1,793	2,848	2,468	2,524
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$21.11	$21.35	$19.00	$19.03	$16.71	$14.21	$16.73	$15.40	$14.47	$14.24
Value at end of period	$21.50	$21.11	$21.35	$19.00	$19.03	$16.71	$14.21	$16.73	$15.40	$14.47
Number of accumulation units outstanding at end of period	367	365	365	380	369	354	354	332	198	1,921
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during June 2005)
Value at beginning of period	$21.09	$15.11	$12.93	$13.36	$10.93	$8.05	$13.08	$13.37	$11.74	$10.85
Value at end of period	$23.37	$21.09	$15.11	$12.93	$13.36	$10.93	$8.05	$13.08	$13.37	$11.74
Number of accumulation units outstanding at end of period	170,936	150,459	105,758	110,929	142,712	135,726	104,048	87,838	38,102	10,297
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.90	$12.94	$11.74	$12.08	$10.91	$9.08	$13.23	$12.21	$11.14	$10.68
Value at end of period	$15.93	$14.90	$12.94	$11.74	$12.08	$10.91	$9.08	$13.23	$12.21	$11.14
Number of accumulation units outstanding at end of period	565,239	864,034	964,186	1,042,876	1,136,584	1,221,039	1,039,841	1,112,254	1,100,688	806,137
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.73	$16.39	$15.22	$13.77	$12.86	$10.97	$11.93	$10.90	$10.92	$10.80
Value at end of period	$15.03	$14.73	$16.39	$15.22	$13.77	$12.86	$10.97	$11.93	$10.90	$10.92
Number of accumulation units outstanding at end of period	1,637,337	2,311,435	3,238,654	2,993,747	2,801,042	2,286,826	1,714,640	866,018	772,132	765,440
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.54	$8.80	$7.94	$10.47	$9.12	$5.28	$12.75	$10.24
Value at end of period	$7.39	$8.54	$8.80	$7.94	$10.47	$9.12	$5.28	$12.75
Number of accumulation units outstanding at end of period	227,770	262,506	326,873	339,871	416,859	498,946	347,146	380,615
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.85	$16.09	$14.00	$14.38	$12.31	$7.75	$12.11	$11.56	$10.76	$10.66
Value at end of period	$17.68	$17.85	$16.09	$14.00	$14.38	$12.31	$7.75	$12.11	$11.56	$10.76
Number of accumulation units outstanding at end of period	392,946	802,365	768,698	688,529	604,740	631,049	589,305	618,846	468,954	270,642
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.48	$10.52	$8.71	$10.27	$8.30	$5.46	$10.17
Value at end of period	$13.59	$13.48	$10.52	$8.71	$10.27	$8.30	$5.46
Number of accumulation units outstanding at end of period	198,033	195,192	148,835	125,207	155,561	85,579	36,361
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.31	$21.06	$18.37	$19.00	$17.03	$14.47	$13.75	$12.53	$11.16	$11.63
Value at end of period	$21.43	$21.31	$21.06	$18.37	$19.00	$17.03	$14.47	$13.75	$12.53	$11.16
Number of accumulation units outstanding at end of period	1,877,478	2,575,397	2,596,041	2,540,197	2,427,527	2,191,368	1,839,213	1,807,197	853,274	386,507
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.28	$11.63	$11.09	$10.52	$9.91	$8.71	$9.97
Value at end of period	$11.79	$11.28	$11.63	$11.09	$10.52	$9.91	$8.71
Number of accumulation units outstanding at end of period	146,722	147,967	175,552	145,915	167,025	126,048	40,459

CFI 201

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$19.65	$14.83	$12.43	$13.19	$11.87	$8.91	$14.77	$13.45	$12.25	$10.83
Value at end of period	$21.25	$19.65	$14.83	$12.43	$13.19	$11.87	$8.91	$14.77	$13.45	$12.25
Number of accumulation units outstanding at end of period	2,957,866	3,070,169	3,142,962	3,449,060	3,884,153	4,122,457	3,497,301	3,695,079	3,009,516	2,248,400
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.66	$7.61	$8.75	$9.81
Value at end of period	$3.32	$3.66	$7.61	$8.75
Number of accumulation units outstanding at end of period	739,941	376,742	268,859	110,537
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.02	$16.49	$15.44	$15.11	$14.19	$12.72	$12.88	$11.89	$11.54	$11.42
Value at end of period	$16.69	$16.02	$16.49	$15.44	$15.11	$14.19	$12.72	$12.88	$11.89	$11.54
Number of accumulation units outstanding at end of period	1,503,310	2,269,930	2,585,278	2,472,812	2,382,643	1,618,248	904,321	696,590	622,698	505,323
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.76	$22.30	$19.82	$20.28	$17.95	$15.21	$21.37	$20.44	$18.77	$18.19
Value at end of period	$27.09	$25.76	$22.30	$19.82	$20.28	$17.95	$15.21	$21.37	$20.44	$18.77
Number of accumulation units outstanding at end of period	632,409	702,138	790,243	883,575	988,621	1,132,032	1,221,727	1,524,448	2,196,237	2,530,075
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.96	$14.69	$13.89	$13.53	$11.80	$9.80	$11.71	$10.88	$10.16	$9.85
Value at end of period	$14.03	$13.96	$14.69	$13.89	$13.53	$11.80	$9.80	$11.71	$10.88	$10.03
Number of accumulation units outstanding at end of period	861,388	1,353,585	1,424,433	1,463,499	1,423,354	1,438,469	1,398,547	1,353,515	1,245,768	1,262,918
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$10.07
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	31,383
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.58	$11.18	$11.63	$12.93	$10.73	$7.88	$13.50	$9.68
Value at end of period	$10.99	$12.58	$11.18	$11.63	$12.93	$10.73	$7.88	$13.50
Number of accumulation units outstanding at end of period	975,787	972,205	1,115,114	1,233,632	1,170,255	1,212,149	1,063,665	975,672
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.31	$13.69	$13.44	$12.64	$12.02	$11.56	$10.93	$10.44	$10.11	$10.12
Value at end of period	$13.82	$13.31	$13.69	$13.44	$12.64	$12.02	$11.56	$10.93	$10.44	$10.11
Number of accumulation units outstanding at end of period	34,013	30,420	29,369	24,279	21,879	16,626	9,391	6,705	3,304	6
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.33	$18.04	$15.74	$15.94	$14.10	$10.94	$17.71	$16.66	$14.73	$13.76
Value at end of period	$25.58	$23.33	$18.04	$15.74	$15.94	$14.10	$10.94	$17.71	$16.66	$14.73
Number of accumulation units outstanding at end of period	2,796,332	2,980,033	2,784,865	3,122,470	3,499,681	3,375,353	3,711,290	4,688,558	7,001,728	7,617,503
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$18.06	$17.27	$15.30	$14.80	$13.08	$8.85	$11.53	$11.33	$10.50	$10.29
Value at end of period	$18.09	$18.06	$17.27	$15.30	$14.80	$13.08	$8.85	$11.53	$11.33	$10.50
Number of accumulation units outstanding at end of period	256,687	278,013	304,213	176,625	161,479	113,042	50,114	57,290	79,071	17,239
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.40	$22.34	$19.72	$19.93	$17.67	$14.48	$23.30	$22.41	$19.75	$18.93
Value at end of period	$33.14	$29.40	$22.34	$19.72	$19.93	$17.67	$14.48	$23.30	$22.41	$19.75
Number of accumulation units outstanding at end of period	1,884,887	1,851,092	1,908,669	2,055,559	2,273,303	2,739,321	2,687,577	3,132,136	3,772,712	3,945,184
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.18	$26.41	$22.66	$23.15	$19.18	$14.71	$23.80	$22.78	$21.03	$19.11
Value at end of period	$38.16	$35.18	$26.41	$22.66	$23.15	$19.18	$14.71	$23.80	$22.78	$21.03
Number of accumulation units outstanding at end of period	1,009,096	998,425	1,038,875	1,145,391	1,254,091	1,651,797	1,636,315	1,875,734	2,003,739	1,970,343

CFI 202

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.45	$18.01	$16.19	$16.47	$13.54	$10.96	$16.66	$17.95	$15.93	$14.95
Value at end of period	$26.56	$25.45	$18.01	$16.19	$16.47	$13.54	$10.96	$16.66	$17.95	$15.93
Number of accumulation units outstanding at end of period	739,589	765,486	725,343	764,655	850,072	1,051,625	985,346	1,119,154	1,223,100	1,138,703
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$15.64
Value at end of period	$16.21
Number of accumulation units outstanding at end of period	334
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.24	$22.49	$20.77	$19.50	$17.93	$16.24	$17.92	$17.07	$16.57	$16.23
Value at end of period	$23.49	$22.24	$22.49	$20.77	$19.50	$17.93	$16.24	$17.92	$17.07	$16.57
Number of accumulation units outstanding at end of period	1,154,880	1,277,382	1,467,500	1,403,969	1,500,245	1,623,258	1,700,056	2,009,478	2,187,159	2,133,801
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.84	$8.19	$6.97	$8.01	$7.50	$5.93	$9.40
Value at end of period	$9.17	$9.84	$8.19	$6.97	$8.01	$7.50	$5.93
Number of accumulation units outstanding at end of period	464,004	403,035	334,897	320,786	310,919	351,572	4,697
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.12	$13.43	$11.38	$13.51	$13.32	$10.58	$18.66	$16.62	$12.97	$11.97
Value at end of period	$15.17	$16.12	$13.43	$11.38	$13.51	$13.32	$10.58	$18.66	$16.62	$12.97
Number of accumulation units outstanding at end of period	340,071	351,119	372,971	416,555	508,605	669,777	587,996	580,800	463,297	425,158
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.65	$12.07	$10.32	$10.31
Value at end of period	$17.61	$15.65	$12.07	$10.32
Number of accumulation units outstanding at end of period	2,874,319	1,754,560	1,568,932	1,277,826
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.58	$9.71	$8.55	$8.35	$7.06	$6.33	$9.15	$9.37
Value at end of period	$13.72	$12.58	$9.71	$8.55	$8.35	$7.06	$6.33	$9.15
Number of accumulation units outstanding at end of period	4,449,918	4,322,074	3,408,810	3,715,931	2,461,577	3,001,481	2,802,649	3,096,950
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.45	$18.71	$16.55	$16.80	$13.02	$9.30	$15.05	$12.09	$11.33	$10.37
Value at end of period	$26.34	$24.45	$18.71	$16.55	$16.80	$13.02	$9.30	$15.05	$12.09	$11.33
Number of accumulation units outstanding at end of period	722,454	801,153	623,094	331,079	198,549	149,841	121,057	83,259	46,790	44,498
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.62	$13.76	$13.89	$14.03	$14.14	$14.23	$14.00	$13.45	$12.95	$12.70
Value at end of period	$13.49	$13.62	$13.76	$13.89	$14.03	$14.14	$14.23	$14.00	$13.45	$12.95
Number of accumulation units outstanding at end of period	2,439,906	2,746,407	2,686,771	3,191,766	3,172,902	3,839,351	4,585,229	3,818,074	2,584,991	1,474,751
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.89	$10.73	$9.81	$10.36	$9.01	$7.31	$11.28	$10.81	$9.50
Value at end of period	$15.85	$13.89	$10.73	$9.81	$10.36	$9.01	$7.31	$11.28	$10.81
Number of accumulation units outstanding at end of period	80,641	74,237	73,553	68,758	68,157	85,906	83,534	102,304	30,878
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.43	$16.40	$14.47	$14.02	$12.56	$10.70
Value at end of period	$24.00	$21.43	$16.40	$14.47	$14.02	$12.56
Number of accumulation units outstanding at end of period	117,561	72,026	58,318	33,613	31,564	20,615

CFI 203

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.72	$10.49	$9.17	$9.03	$8.13	$6.64	$9.82
Value at end of period	$15.33	$13.72	$10.49	$9.17	$9.03	$8.13	$6.64
Number of accumulation units outstanding at end of period	548,712	415,194	311,379	215,476	176,943	152,020	6,921
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.39	$14.90	$12.98	$13.03	$11.85	$10.06
Value at end of period	$21.54	$19.39	$14.90	$12.98	$13.03	$11.85
Number of accumulation units outstanding at end of period	80,216	62,655	30,036	22,347	20,721	22,512
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.66	$17.71	$15.49	$16.00	$12.84	$11.41
Value at end of period	$26.02	$23.66	$17.71	$15.49	$16.00	$12.84
Number of accumulation units outstanding at end of period	76,643	69,386	44,677	44,248	39,442	27,968
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.24	$11.47	$9.90	$10.19	$8.22	$5.92	$10.34
Value at end of period	$17.00	$15.24	$11.47	$9.90	$10.19	$8.22	$5.92
Number of accumulation units outstanding at end of period	409,229	296,380	211,416	173,172	112,404	61,223	6,947
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.39	$11.93	$10.39	$10.92	$8.72	$6.96	$10.05
Value at end of period	$17.03	$16.39	$11.93	$10.39	$10.92	$8.72	$6.96
Number of accumulation units outstanding at end of period	346,754	299,111	202,565	173,908	97,614	55,268	12,287
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.97	$12.33	$10.81	$10.83	$8.26	$6.37	$9.82	$9.01	$8.08	$7.48
Value at end of period	$17.75	$16.97	$12.33	$10.81	$10.83	$8.26	$6.37	$9.82	$9.01	$8.08
Number of accumulation units outstanding at end of period	500,285	537,316	403,013	341,819	373,908	256,579	197,318	149,833	112,478	97,859
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$47.42	$34.77	$30.67	$31.76	$25.79	$20.42	$29.92	$28.54	$24.68	$22.61
Value at end of period	$50.02	$47.42	$34.77	$30.67	$31.76	$25.79	$20.42	$29.92	$28.54	$24.68
Number of accumulation units outstanding at end of period	429,760	451,643	472,664	521,379	569,735	622,413	590,550	648,029	892,199	856,723
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.75	$12.73	$11.53	$11.74	$10.66	$8.80	$12.15	$11.73	$10.70	$10.34
Value at end of period	$14.40	$13.75	$12.73	$11.53	$11.74	$10.66	$8.80	$12.15	$11.73	$10.70
Number of accumulation units outstanding at end of period	320,458	329,895	358,404	337,461	332,862	243,064	162,349	84,834	25,146	292
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.38	$12.49	$11.12	$11.59	$10.29	$8.26	$12.62	$12.18	$10.93	$10.60
Value at end of period	$15.03	$14.38	$12.49	$11.12	$11.59	$10.29	$8.26	$12.62	$12.18	$10.93
Number of accumulation units outstanding at end of period	598,768	564,661	578,458	486,409	424,397	420,890	214,323	150,320	55,398	9,513
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.05	$12.63	$11.08	$11.74	$10.35	$8.14	$13.06	$12.53	$11.09	$10.69
Value at end of period	$15.75	$15.05	$12.63	$11.08	$11.74	$10.35	$8.14	$13.06	$12.53	$11.09
Number of accumulation units outstanding at end of period	771,047	686,403	631,358	486,904	432,013	407,307	282,299	143,180	37,687	3,887
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.43	$12.62	$11.04	$11.76	$10.31	$8.02	$13.47	$12.87	$11.29	$10.84
Value at end of period	$16.20	$15.43	$12.62	$11.04	$11.76	$10.31	$8.02	$13.47	$12.87	$11.29
Number of accumulation units outstanding at end of period	492,301	443,558	415,159	355,767	332,260	280,819	165,753	113,691	66,361	4,412

CFI 204

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.16	$12.40	$10.84	$11.54	$10.26
Value at end of period	$15.95	$15.16	$12.40	$10.84	$11.54
Number of accumulation units outstanding at end of period	101,721	43,838	20,646	11,811	853
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.84	$10.34	$9.19	$9.51	$8.52	$6.93	$9.23
Value at end of period	$12.47	$11.84	$10.34	$9.19	$9.51	$8.52	$6.93
Number of accumulation units outstanding at end of period	18,950	12,250	11,655	5,869	3,097	2,058	1,119
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.58	$12.82	$11.80	$11.87	$10.94	$9.43	$11.43	$10.97	$10.32	$10.19
Value at end of period	$14.22	$13.58	$12.82	$11.80	$11.87	$10.94	$9.43	$11.43	$10.97	$10.32
Number of accumulation units outstanding at end of period	95,925	41,345	56,830	83,052	75,701	76,015	64,790	32,055	8,772	671
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.86	$10.93	$9.86	$10.03	$9.11	$7.65	$9.43
Value at end of period	$12.39	$11.86	$10.93	$9.86	$10.03	$9.11	$7.65
Number of accumulation units outstanding at end of period	84,155	47,805	26,586	21,289	14,744	16,404	21,087
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.12	$19.93	$17.92	$17.78	$16.17	$13.86	$18.31	$17.48	$16.30	$15.85
Value at end of period	$23.35	$22.12	$19.93	$17.92	$17.78	$16.17	$13.86	$18.31	$17.48	$16.30
Number of accumulation units outstanding at end of period	209,370	218,913	199,131	216,659	213,347	258,448	268,083	297,742	316,489	304,390
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.81	$18.82	$16.53	$17.20	$15.37	$12.39	$19.58	$18.83	$16.80	$15.98
Value at end of period	$24.07	$22.81	$18.82	$16.53	$17.20	$15.37	$12.39	$19.58	$18.83	$16.80
Number of accumulation units outstanding at end of period	333,245	334,501	344,604	355,825	364,440	416,480	412,934	486,642	596,800	569,316
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.02	$19.08	$16.96	$17.23	$15.54	$12.88	$18.71	$17.92	$16.28	$15.71
Value at end of period	$23.26	$22.02	$19.08	$16.96	$17.23	$15.54	$12.88	$18.71	$17.92	$16.28
Number of accumulation units outstanding at end of period	285,252	240,039	218,397	193,617	230,541	216,269	243,241	284,307	534,641	305,631
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.83	$12.26	$11.93	$11.24	$10.69	$10.20	$9.87
Value at end of period	$12.39	$11.83	$12.26	$11.93	$11.24	$10.69	$10.20
Number of accumulation units outstanding at end of period	115,169	86,682	82,672	79,019	69,523	76,709	50,549
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2006)
Value at beginning of period	$18.09	$13.84	$12.07	$11.98	$10.54	$8.44	$13.55	$13.00	$12.52
Value at end of period	$20.30	$18.09	$13.84	$12.07	$11.98	$10.54	$8.44	$13.55	$13.00
Number of accumulation units outstanding at end of period	36,748	9,525	2,839	21,652	2,307	1,777	677	161	24
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$25.94	$19.95	$17.32	$18.06	$14.95	$11.13	$15.31	$15.92	$13.93	$13.05
Value at end of period	$28.89	$25.94	$19.95	$17.32	$18.06	$14.95	$11.13	$15.31	$15.92	$13.93
Number of accumulation units outstanding at end of period	361,499	435,110	424,190	396,015	369,216	278,723	186,081	186,273	203,041	212,012
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.82	$21.69	$18.31	$18.09	$14.45	$10.79	$18.55	$17.66	$15.48	$14.56
Value at end of period	$30.80	$29.82	$21.69	$18.31	$18.09	$14.45	$10.79	$18.55	$17.66	$15.48
Number of accumulation units outstanding at end of period	562,071	554,727	470,454	491,852	522,484	631,247	554,433	628,758	546,080	492,195

CFI 205

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.34	$11.99	$9.60	$10.23	$8.88	$6.71	$9.74
Value at end of period	$13.93	$12.34	$11.99	$9.60	$10.23	$8.88	$6.71
Number of accumulation units outstanding at end of period	710,502	899,579	900,385	926,856	960,063	932,710	874,548
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.04	$12.91	$11.29	$10.41	$8.22	$6.11	$10.03	$12.32	$10.15
Value at end of period	$16.77	$13.04	$12.91	$11.29	$10.41	$8.22	$6.11	$10.03	$12.32
Number of accumulation units outstanding at end of period	792,173	817,575	866,048	733,225	668,543	712,985	554,232	377,822	178,149
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.97	$19.46	$17.51	$18.56	$16.73	$12.84	$21.33	$20.69	$18.35	$17.84
Value at end of period	$29.00	$25.97	$19.46	$17.51	$18.56	$16.73	$12.84	$21.33	$20.69	$18.35
Number of accumulation units outstanding at end of period	75,525	71,389	79,894	72,715	89,425	98,159	84,262	66,258	50,616	53,097
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.51	$11.19	$9.90	$10.27	$8.28	$6.71	$10.28	$10.08	$9.24
Value at end of period	$16.02	$15.51	$11.19	$9.90	$10.27	$8.28	$6.71	$10.28	$10.08
Number of accumulation units outstanding at end of period	48,696	69,648	45,933	33,010	25,177	19,341	22,550	13,923	160
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$21.15	$15.70	$13.84	$15.69	$12.35	$8.96	$14.87	$13.12	$11.84	$10.51
Value at end of period	$22.19	$21.15	$15.70	$13.84	$15.69	$12.35	$8.96	$14.87	$13.12	$11.84
Number of accumulation units outstanding at end of period	475,489	741,274	829,415	1,019,343	961,606	811,140	569,771	288,484	255,630	65,896
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.49	$14.58	$12.41	$12.80	$11.23	$8.83	$14.04	$14.51	$12.65	$12.35
Value at end of period	$21.06	$19.49	$14.58	$12.41	$12.80	$11.23	$8.83	$14.04	$14.51	$12.65
Number of accumulation units outstanding at end of period	437,941	449,047	433,718	469,212	502,699	617,334	626,096	1,286,423	1,327,634	1,379,961
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.98	$13.73	$12.74	$13.01	$11.70	$9.63	$12.25	$12.39	$11.41	$9.98
Value at end of period	$18.32	$16.98	$13.73	$12.74	$13.01	$11.70	$9.63	$12.25	$12.39	$10.71
Number of accumulation units outstanding at end of period	2,141,553	2,046,895	2,067,923	2,112,686	2,253,033	2,597,190	2,829,579	3,507,975	3,718,204	3,397,749
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.23	$13.00	$11.46	$11.83	$10.62	$8.66	$12.90	$12.70	$11.06	$10.68
Value at end of period	$18.78	$17.23	$13.00	$11.46	$11.83	$10.62	$8.66	$12.90	$12.70	$11.06
Number of accumulation units outstanding at end of period	273,920	291,884	259,812	279,345	342,284	399,045	314,225	302,905	266,046	192,987
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$21.51	$23.05	$19.55	$24.15	$20.28	$11.94	$24.75	$18.05	$13.43	$10.70
Value at end of period	$21.49	$21.51	$23.05	$19.55	$24.15	$20.28	$11.94	$24.75	$18.05	$13.43
Number of accumulation units outstanding at end of period	157,440	152,399	168,724	159,498	189,757	219,825	206,597	231,591	195,945	63,578
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.76	$21.31	$17.94	$17.79	$14.62	$11.75	$17.72	$17.49	$15.16	$14.12
Value at end of period	$31.60	$27.76	$21.31	$17.94	$17.79	$14.62	$11.75	$17.72	$17.49	$15.16
Number of accumulation units outstanding at end of period	501,486	460,690	343,882	296,234	295,719	303,115	296,735	390,468	296,418	233,128
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$22.02	$16.01	$13.62	$13.95	$11.12	$8.82	$12.71	$13.06	$11.31	$11.06
Value at end of period	$23.63	$22.02	$16.01	$13.62	$13.95	$11.12	$8.82	$12.71	$13.06	$11.31
Number of accumulation units outstanding at end of period	244,053	166,219	93,630	51,309	52,307	34,156	33,115	26,743	17,726	2,084

CFI 206

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.41	$15.42	$12.80	$14.07	$12.25	$8.86	$15.00	$14.21	$12.27	$10.01
Value at end of period	$18.87	$19.41	$15.42	$12.80	$14.07	$12.25	$8.86	$15.00	$14.21	$11.68
Number of accumulation units outstanding at end of period	3,428,908	3,485,355	3,711,808	3,801,021	4,165,115	4,708,925	4,895,755	6,330,355	7,226,258	7,940,404
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$19.07	$17.15	$14.91	$15.17	$12.87	$7.78	$11.13	$10.59	$10.00
Value at end of period	$18.95	$19.07	$17.15	$14.91	$15.17	$12.87	$7.78	$11.13	$10.59
Number of accumulation units outstanding at end of period	316,174	318,955	230,657	198,670	195,117	137,395	60,170	70,355	18,525
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$19.18	$15.85	$13.99	$13.73	$12.16	$9.22	$12.85	$12.43	$10.95	$10.27
Value at end of period	$21.30	$19.18	$15.85	$13.99	$13.73	$12.16	$9.22	$12.85	$12.43	$10.95
Number of accumulation units outstanding at end of period	5,916,489	5,435,817	4,947,953	4,342,117	4,003,047	3,840,472	3,247,292	3,707,037	1,887,389	402,362
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.21	$15.84	$13.78	$14.46	$11.36	$7.84	$13.48	$12.01	$11.15	$9.93
Value at end of period	$23.48	$21.21	$15.84	$13.78	$14.46	$11.36	$7.84	$13.48	$12.01	$11.12
Number of accumulation units outstanding at end of period	1,790,049	1,870,161	2,029,088	2,071,324	2,220,215	2,362,841	2,328,633	2,600,164	3,007,899	3,188,814
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.90	$18.61	$16.04	$16.34	$14.36	$11.60	$18.23	$17.87	$15.15	$14.73
Value at end of period	$25.43	$23.90	$18.61	$16.04	$16.34	$14.36	$11.60	$18.23	$17.87	$15.15
Number of accumulation units outstanding at end of period	420,241	422,450	420,961	393,593	407,836	435,884	311,881	299,385	274,172	190,861
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$36.74	$26.65	$22.64	$23.11	$19.98	$14.11	$24.67	$22.67	$20.21	$19.23
Value at end of period	$39.53	$36.74	$26.65	$22.64	$23.11	$19.98	$14.11	$24.67	$22.67	$20.21
Number of accumulation units outstanding at end of period	824,862	749,882	754,643	731,264	750,958	918,354	877,473	941,944	1,002,606	1,030,019
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.17	$14.29	$12.15	$14.00	$12.43	$9.12	$18.25	$15.29	$12.45	$10.20
Value at end of period	$15.83	$16.17	$14.29	$12.15	$14.00	$12.43	$9.12	$18.25	$15.29	$12.45
Number of accumulation units outstanding at end of period	100,527	98,977	94,290	101,944	103,601	122,393	118,675	121,844	81,656	20,562
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.84	$9.11	$7.74	$8.88	$8.24	$6.30	$10.20
Value at end of period	$10.03	$10.84	$9.11	$7.74	$8.88	$8.24	$6.30
Number of accumulation units outstanding at end of period	1,144,455	1,227,483	1,345,055	1,000,279	1,081,566	1,174,934	1,233,294
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.64	$10.55	$8.75	$9.37	$8.78	$6.71	$11.23	$11.08	$10.21
Value at end of period	$13.13	$13.64	$10.55	$8.75	$9.37	$8.78	$6.71	$11.23	$11.08
Number of accumulation units outstanding at end of period	68,296	70,443	52,643	45,090	49,193	47,978	38,955	33,966	21,588
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.78	$10.55	$8.76	$10.37	$8.38	$5.65	$10.50	$10.12
Value at end of period	$12.09	$12.78	$10.55	$8.76	$10.37	$8.38	$5.65	$10.50
Number of accumulation units outstanding at end of period	696,357	618,548	522,365	458,604	437,431	338,140	237,477	309,588
WANGER SELECT
Value at beginning of period	$21.24	$15.94	$13.59	$16.68	$13.31	$8.09	$16.04	$14.81	$12.50	$11.43
Value at end of period	$21.69	$21.24	$15.94	$13.59	$16.68	$13.31	$8.09	$16.04	$14.81	$12.50
Number of accumulation units outstanding at end of period	725,008	783,984	861,491	928,404	1,033,204	932,387	736,136	865,789	429,155	181,406

CFI 207

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER USA
Value at beginning of period	$21.97	$16.59	$13.96	$14.61	$11.96	$8.50	$14.23	$13.64	$12.77	$11.59
Value at end of period	$22.79	$21.97	$16.59	$13.96	$14.61	$11.96	$8.50	$14.23	$13.64	$12.77
Number of accumulation units outstanding at end of period	646,645	787,098	870,892	866,682	682,583	612,093	495,854	393,115	322,348	183,270
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$17.96	$13.76	$12.36	$11.66	$10.40	$8.82	$13.33	$12.96	$11.10	$10.83
Value at end of period	$19.77	$17.96	$13.76	$12.36	$11.66	$10.40	$8.82	$13.33	$12.96	$11.10
Number of accumulation units outstanding at end of period	943,969	942,360	922,859	935,569	961,182	1,150,809	1,086,017	1,229,889	1,219,007	1,100,846
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$34.50	$25.23	$22.47	$23.19	$19.11	$14.86	$22.00	$24.17	$20.11	$18.39
Value at end of period	$36.67	$34.50	$25.23	$22.47	$23.19	$19.11	$14.86	$22.00	$24.17	$20.11
Number of accumulation units outstanding at end of period	395,622	435,437	470,296	509,276	559,217	607,006	555,936	687,600	652,957	527,542

TABLE 24

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.99	$14.99	$13.19	$14.06	$12.97	$11.22
Value at end of period	$20.73	$19.99	$14.99	$13.19	$14.06	$12.97
Number of accumulation units outstanding at end of period	483	538	314	232	276	276
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.32	$11.78	$10.70	$11.02	$9.61	$8.61
Value at end of period	$16.15	$14.32	$11.78	$10.70	$11.02	$9.61
Number of accumulation units outstanding at end of period	2,742	3,423	3,078	1,670	1,777	217
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.44	$12.03	$11.08	$10.99	$10.17
Value at end of period	$16.67	$15.44	$12.03	$11.08	$10.99
Number of accumulation units outstanding at end of period	4,035	5,013	1,448	64	50
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.87	$13.20	$12.50	$11.18	$10.71	$10.14
Value at end of period	$12.06	$11.87	$13.20	$12.50	$11.18	$10.71
Number of accumulation units outstanding at end of period	1,371	6,226	12,069	16,980	7,231	1,792
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.28	$12.07	$10.14	$11.72
Value at end of period	$18.97	$17.28	$12.07	$10.14
Number of accumulation units outstanding at end of period	981	2,422	1,937	1,821
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.76	$9.49	$7.65	$8.34	$7.95	$5.75	$9.02
Value at end of period	$11.52	$11.76	$9.49	$7.65	$8.34	$7.95	$5.75
Number of accumulation units outstanding at end of period	7,421	8,061	3,092	2,254	931	779	166

CFI 208

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.87	$12.50	$10.85	$12.00
Value at end of period	$19.40	$17.87	$12.50	$10.85
Number of accumulation units outstanding at end of period	949	2,521	85	85
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.80	$17.29	$15.43	$15.69	$12.61	$12.15
Value at end of period	$24.01	$22.80	$17.29	$15.43	$15.69	$12.61
Number of accumulation units outstanding at end of period	482	2,420	2,453	2,630	87	7
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.74	$19.47	$17.80	$17.21	$15.51	$12.51	$18.41	$18.11	$16.82	$16.09
Value at end of period	$24.66	$22.74	$19.47	$17.80	$17.21	$15.51	$12.51	$18.41	$18.11	$16.82
Number of accumulation units outstanding at end of period	1,067	2,784	2,465	3,895	8,228	9,009	12,996	28,402	41,874	41,601
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during January 2012)
Value at beginning of period	$11.06	$10.84	$9.37
Value at end of period	$14.25	$11.06	$10.84
Number of accumulation units outstanding at end of period	1,251	3,489	1,602
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.40	$9.57	$8.42	$8.96	$7.79	$6.18	$8.87
Value at end of period	$13.71	$12.40	$9.57	$8.42	$8.96	$7.79	$6.18
Number of accumulation units outstanding at end of period	877	777	674	755	1,244	955	233
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.15	$10.58	$9.18	$9.69	$7.97	$7.88
Value at end of period	$15.68	$14.15	$10.58	$9.18	$9.69	$7.97
Number of accumulation units outstanding at end of period	594	363	277	247	141	23
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.37
Value at end of period	$12.56
Number of accumulation units outstanding at end of period	136
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.48	$17.22	$14.60	$17.07	$15.77	$11.46	$19.48	$16.56	$13.73	$11.47
Value at end of period	$19.72	$20.48	$17.22	$14.60	$17.07	$15.77	$11.46	$19.48	$16.56	$13.73
Number of accumulation units outstanding at end of period	38,522	28,071	29,185	31,577	44,836	56,875	66,850	146,947	93,961	37,430
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.46	$33.45	$29.04	$30.10	$25.95	$19.33	$33.97	$29.20	$26.41	$22.82
Value at end of period	$48.14	$43.46	$33.45	$29.04	$30.10	$25.95	$19.33	$33.97	$29.20	$26.41
Number of accumulation units outstanding at end of period	123,296	116,485	117,965	129,622	158,889	166,720	219,261	341,656	396,001	381,525
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.85	$22.75	$19.60	$19.61	$17.21	$13.36	$23.54	$23.43	$19.70	$18.80
Value at end of period	$31.03	$28.85	$22.75	$19.60	$19.61	$17.21	$13.36	$23.54	$23.43	$19.70
Number of accumulation units outstanding at end of period	47,338	53,196	55,572	65,859	82,239	85,701	125,299	262,429	258,167	239,650
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.31	$20.24	$17.84	$17.99	$14.64	$11.53	$22.06	$17.56	$16.60	$15.86
Value at end of period	$30.08	$27.31	$20.24	$17.84	$17.99	$14.64	$11.53	$22.06	$17.56	$16.60
Number of accumulation units outstanding at end of period	26,251	52,303	47,220	59,919	57,947	60,361	104,016	302,333	367,212	358,147

CFI 209

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.92	$17.76	$14.86	$18.13	$16.20	$12.94	$23.26	$20.04	$17.15	$14.56
Value at end of period	$20.85	$22.92	$17.76	$14.86	$18.13	$16.20	$12.94	$23.26	$20.04	$17.15
Number of accumulation units outstanding at end of period	2,309	7,973	10,569	10,679	10,158	10,238	13,669	20,550	32,815	25,154
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$28.82	$21.38	$18.25	$19.16	$15.10	$11.81	$17.83	$18.45	$15.94	$14.81
Value at end of period	$28.68	$28.82	$21.38	$18.25	$19.16	$15.10	$11.81	$17.83	$18.45	$15.94
Number of accumulation units outstanding at end of period	21,107	18,417	20,223	23,094	29,350	31,209	27,827	48,377	51,034	42,784
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.30	$10.22	$8.82	$9.09	$8.06	$6.11	$9.89
Value at end of period	$14.33	$13.30	$10.22	$8.82	$9.09	$8.06	$6.11
Number of accumulation units outstanding at end of period	12,662	10,781	9,648	8,822	9,318	6,917	2,982
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.71	$13.86	$12.69	$13.67	$12.28	$10.46
Value at end of period	$18.32	$17.71	$13.86	$12.69	$13.67	$12.28
Number of accumulation units outstanding at end of period	0	0	0	0	35	0
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.89	$35.98	$37.16
Value at end of period	$53.54	$49.89	$35.98
Number of accumulation units outstanding at end of period	4,337	6,890	6,887
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.67	$11.47	$10.18	$10.29	$9.49	$7.48	$10.82	$10.11	$8.75	$8.40
Value at end of period	$15.70	$14.67	$11.47	$10.18	$10.29	$9.49	$7.48	$10.82	$10.11	$8.75
Number of accumulation units outstanding at end of period	7,167	36,351	46,367	52,221	59,066	64,029	86,234	115,519	127,347	91,074
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during December 2010)
Value at beginning of period	$26.16	$20.28	$17.29	$18.45	$18.38
Value at end of period	$29.25	$26.16	$20.28	$17.29	$18.45
Number of accumulation units outstanding at end of period	0	7	4	2	1
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.31	$8.62	$8.26	$8.87	$7.28	$5.32	$8.75	$9.68
Value at end of period	$12.75	$11.31	$8.62	$8.26	$8.87	$7.28	$5.32	$8.75
Number of accumulation units outstanding at end of period	643	643	643	144	274	10	374	170
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.39	$13.07	$11.95	$11.89	$10.31	$8.01	$12.10	$12.09
Value at end of period	$16.42	$16.39	$13.07	$11.95	$11.89	$10.31	$8.01	$12.10
Number of accumulation units outstanding at end of period	0	0	0	0	21,102	19,792	25,658	19,463
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.83	$12.55	$10.92	$11.24	$9.11	$7.16	$10.14
Value at end of period	$17.50	$16.83	$12.55	$10.92	$11.24	$9.11	$7.16
Number of accumulation units outstanding at end of period	2,023	1,801	1,550	364	319	234	180
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.40	$15.04	$13.27	$13.97	$11.26	$8.98	$14.97	$15.04	$13.55	$12.65
Value at end of period	$21.41	$19.40	$15.04	$13.27	$13.97	$11.26	$8.98	$14.97	$15.04	$13.55
Number of accumulation units outstanding at end of period	8,686	18,210	17,979	20,886	20,198	22,904	40,910	68,025	90,240	83,539

CFI 210

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during April 2014)
Value at beginning of period	$9.90
Value at end of period	$10.18
Number of accumulation units outstanding at end of period	1,535
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.44	$11.31	$10.32	$10.75	$8.87	$6.87	$11.37	$10.71	$9.46
Value at end of period	$16.85	$15.44	$11.31	$10.32	$10.75	$8.87	$6.87	$11.37	$10.71
Number of accumulation units outstanding at end of period	2,307	4,789	4,354	3,915	3,964	3,670	1,456	575	1,407
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$21.71	$17.30	$14.48	$15.84	$14.20	$10.44	$16.98	$14.80	$12.48	$11.34
Value at end of period	$22.17	$21.71	$17.30	$14.48	$15.84	$14.20	$10.44	$16.98	$14.80	$12.48
Number of accumulation units outstanding at end of period	115,801	9,586	8,695	8,169	7,033	6,287	12,246	14,536	16,952	12,778
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$80.44	$75.03	$62.74	$77.41	$61.60	$34.26	$66.61	$50.29	$40.60	$29.05
Value at end of period	$75.78	$80.44	$75.03	$62.74	$77.41	$61.60	$34.26	$66.61	$50.29	$40.60
Number of accumulation units outstanding at end of period	3,398	9,495	9,030	10,146	13,304	13,796	25,177	28,076	27,689	26,875
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.00	$15.05	$12.89	$13.32	$10.91	$8.03	$13.06	$13.36	$11.74	$10.97
Value at end of period	$23.26	$21.00	$15.05	$12.89	$13.32	$10.91	$8.03	$13.06	$13.36	$11.74
Number of accumulation units outstanding at end of period	2,927	4,450	3,538	3,654	3,842	3,874	3,696	2,541	3,802	107
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.80	$12.86	$11.67	$12.02	$10.85	$9.04	$13.19	$12.18	$11.11	$10.66
Value at end of period	$15.82	$14.80	$12.86	$11.67	$12.02	$10.85	$9.04	$13.19	$12.18	$11.11
Number of accumulation units outstanding at end of period	11,389	16,093	14,662	13,970	16,401	23,714	25,495	95,473	94,632	87,926
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.66	$16.31	$15.16	$13.72	$12.82	$10.95	$11.90	$10.88	$10.91	$10.80
Value at end of period	$14.95	$14.66	$16.31	$15.16	$13.72	$12.82	$10.95	$11.90	$10.88	$10.91
Number of accumulation units outstanding at end of period	38,274	46,915	50,145	45,457	36,159	26,578	27,192	9,460	22,705	20,396
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.51	$8.78	$7.92	$10.45	$9.11	$5.27	$12.75	$10.67
Value at end of period	$7.37	$8.51	$8.78	$7.92	$10.45	$9.11	$5.27	$12.75
Number of accumulation units outstanding at end of period	6,009	9,038	12,179	10,932	10,346	9,942	13,808	9,558
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.76	$16.02	$13.95	$14.34	$12.27	$7.73	$12.09	$11.54	$10.75	$10.66
Value at end of period	$17.59	$17.76	$16.02	$13.95	$14.34	$12.27	$7.73	$12.09	$11.54	$10.75
Number of accumulation units outstanding at end of period	5,649	6,544	7,405	7,550	9,675	13,212	23,034	29,781	14,703	10,596
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.44	$10.50	$8.69	$10.26	$8.29	$5.46	$5.98
Value at end of period	$13.54	$13.44	$10.50	$8.69	$10.26	$8.29	$5.46
Number of accumulation units outstanding at end of period	1,515	3,026	809	1,386	2,756	1,720	214
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2014)
Value at beginning of period	$11.27
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	48,846
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.21	$20.97	$18.30	$18.94	$16.98	$14.44	$13.73	$12.52	$11.15	$11.63
Value at end of period	$21.32	$21.21	$20.97	$18.30	$18.94	$16.98	$14.44	$13.73	$12.52	$11.15
Number of accumulation units outstanding at end of period	29,163	39,708	37,556	44,896	44,246	51,997	65,934	54,015	41,605	20,252

CFI 211

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.25	$11.60	$11.07	$10.51	$9.90	$8.71	$9.69
Value at end of period	$11.75	$11.25	$11.60	$11.07	$10.51	$9.90	$8.71
Number of accumulation units outstanding at end of period	5,063	8,851	8,076	7,792	5,280	2,769	375
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$19.55	$14.77	$12.38	$13.15	$11.83	$8.89	$14.74	$13.44	$12.24	$10.83
Value at end of period	$21.14	$19.55	$14.77	$12.38	$13.15	$11.83	$8.89	$14.74	$13.44	$12.24
Number of accumulation units outstanding at end of period	93,926	62,921	62,393	66,294	99,181	96,562	125,546	283,624	244,820	184,670
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$3.66	$7.61	$8.74	$10.78
Value at end of period	$3.31	$3.66	$7.61	$8.74
Number of accumulation units outstanding at end of period	48,266	7,781	7,120	1,260
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.93	$16.41	$15.37	$15.04	$14.13	$12.68	$12.84	$11.86	$11.52	$11.41
Value at end of period	$16.58	$15.93	$16.41	$15.37	$15.04	$14.13	$12.68	$12.84	$11.86	$11.52
Number of accumulation units outstanding at end of period	19,040	38,324	44,620	38,490	45,774	59,175	50,215	120,414	127,859	107,135
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.54	$22.11	$19.66	$20.14	$17.83	$15.11	$21.24	$20.34	$18.68	$18.11
Value at end of period	$26.84	$25.54	$22.11	$19.66	$20.14	$17.83	$15.11	$21.24	$20.34	$18.68
Number of accumulation units outstanding at end of period	2,663	29,730	35,533	47,137	49,614	55,247	77,643	154,720	198,120	202,065
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.04	$14.63	$13.84	$13.49	$11.65	$9.68	$11.70	$10.76	$10.13	$10.00
Value at end of period	$13.81	$14.04	$14.63	$13.84	$13.49	$11.65	$9.68	$11.70	$10.76	$10.13
Number of accumulation units outstanding at end of period	40,605	52,514	59,384	68,854	71,831	84,120	98,319	131,023	132,596	153,988
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$10.29
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	50
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.53	$11.15	$11.60	$12.90	$10.72	$7.88	$13.49	$9.68
Value at end of period	$10.94	$12.53	$11.15	$11.60	$12.90	$10.72	$7.88	$13.49
Number of accumulation units outstanding at end of period	18,419	40,561	42,378	54,735	49,086	37,878	50,498	55,334
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.13	$17.89	$15.61	$15.82	$14.01	$10.87	$17.61	$16.57	$14.66	$13.70
Value at end of period	$25.34	$23.13	$17.89	$15.61	$15.82	$14.01	$10.87	$17.61	$16.57	$14.66
Number of accumulation units outstanding at end of period	150,086	158,993	154,451	192,712	192,443	169,608	209,441	385,266	519,176	563,988
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.99	$17.21	$15.25	$14.76	$13.05	$8.83	$11.52	$11.32	$10.50	$10.16
Value at end of period	$18.00	$17.99	$17.21	$15.25	$14.76	$13.05	$8.83	$11.52	$11.32	$10.50
Number of accumulation units outstanding at end of period	1,983	6,276	9,331	6,119	5,596	6,523	5,397	5,568	9,103	623
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.15	$22.16	$19.57	$19.79	$17.55	$14.39	$23.17	$22.29	$19.66	$18.85
Value at end of period	$32.84	$29.15	$22.16	$19.57	$19.79	$17.55	$14.39	$23.17	$22.29	$19.66
Number of accumulation units outstanding at end of period	16,104	29,459	27,958	38,262	46,241	58,601	79,403	232,046	254,587	271,230
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.90	$26.21	$22.51	$23.01	$19.07	$14.63	$23.68	$22.69	$20.95	$19.05
Value at end of period	$37.84	$34.90	$26.21	$22.51	$23.01	$19.07	$14.63	$23.68	$22.69	$20.95
Number of accumulation units outstanding at end of period	27,335	32,774	33,215	39,895	48,390	49,215	62,920	194,039	229,461	224,909

CFI 212

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.25	$17.88	$16.08	$16.37	$13.46	$10.90	$16.58	$17.87	$15.86	$14.90
Value at end of period	$26.34	$25.25	$17.88	$16.08	$16.37	$13.46	$10.90	$16.58	$17.87	$15.86
Number of accumulation units outstanding at end of period	4,979	9,947	9,395	11,802	19,040	19,004	29,022	68,751	79,276	73,087
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$15.75
Value at end of period	$16.03
Number of accumulation units outstanding at end of period	25,411
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$17.66
Value at end of period	$18.07
Number of accumulation units outstanding at end of period	20,389
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$18.94
Value at end of period	$19.45
Number of accumulation units outstanding at end of period	29,505
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$19.79
Value at end of period	$20.38
Number of accumulation units outstanding at end of period	972
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$14.81
Value at end of period	$15.04
Number of accumulation units outstanding at end of period	1
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.04	$22.30	$20.60	$19.36	$17.81	$16.13	$17.82	$16.98	$16.49	$16.16
Value at end of period	$23.27	$22.04	$22.30	$20.60	$19.36	$17.81	$16.13	$17.82	$16.98	$16.49
Number of accumulation units outstanding at end of period	49,887	38,389	38,400	41,709	45,748	51,392	73,671	322,339	300,213	281,338
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.82	$8.17	$6.95	$8.00	$7.50	$5.92	$7.64
Value at end of period	$9.14	$9.82	$8.17	$6.95	$8.00	$7.50	$5.92
Number of accumulation units outstanding at end of period	1,747	1,206	1,759	2,253	7,413	7,245	807
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.02	$13.35	$11.32	$13.45	$13.26	$10.54	$18.60	$16.57	$12.94	$11.95
Value at end of period	$15.07	$16.02	$13.35	$11.32	$13.45	$13.26	$10.54	$18.60	$16.57	$12.94
Number of accumulation units outstanding at end of period	7,457	6,539	7,352	8,522	9,064	15,162	5,842	32,958	33,438	29,828
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.63	$12.06	$10.32	$10.31
Value at end of period	$17.57	$15.63	$12.06	$10.32
Number of accumulation units outstanding at end of period	177,455	64,697	75,310	83,791
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.54	$9.68	$8.53	$8.33	$7.05	$6.32	$9.14	$9.37
Value at end of period	$13.66	$12.54	$9.68	$8.53	$8.33	$7.05	$6.32	$9.14
Number of accumulation units outstanding at end of period	76,128	111,959	86,005	97,384	41,425	52,339	84,222	163,905

CFI 213

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.29	$18.60	$16.46	$16.72	$12.96	$9.26	$15.00	$12.06	$11.31	$10.35
Value at end of period	$26.17	$24.29	$18.60	$16.46	$16.72	$12.96	$9.26	$15.00	$12.06	$11.31
Number of accumulation units outstanding at end of period	76,574	8,942	2,109	1,799	1,740	1,172	1,265	2,864	2,245	2,996
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.50	$13.64	$13.78	$13.93	$14.04	$14.14	$13.92	$13.38	$12.89	$12.65
Value at end of period	$13.37	$13.50	$13.64	$13.78	$13.93	$14.04	$14.14	$13.92	$13.38	$12.89
Number of accumulation units outstanding at end of period	64,331	83,516	76,228	93,125	115,872	169,067	208,197	264,297	275,899	258,944
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.83	$10.70	$9.78	$10.33	$8.99	$7.30	$11.27	$10.81	$9.38
Value at end of period	$15.78	$13.83	$10.70	$9.78	$10.33	$8.99	$7.30	$11.27	$10.81
Number of accumulation units outstanding at end of period	369	3,182	2,994	2,851	5,924	8,751	8,998	18,320	2,555
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.38	$16.37	$14.45	$14.01	$12.55	$10.70
Value at end of period	$23.93	$21.38	$16.37	$14.45	$14.01	$12.55
Number of accumulation units outstanding at end of period	263	167	83	25	407	329
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.68	$10.47	$9.15	$9.02	$8.12	$6.65
Value at end of period	$15.28	$13.68	$10.47	$9.15	$9.02	$8.12
Number of accumulation units outstanding at end of period	50,874	1,719	1,179	795	866	946
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.34	$14.87	$12.96	$13.02	$11.84	$10.06
Value at end of period	$21.48	$19.34	$14.87	$12.96	$13.02	$11.84
Number of accumulation units outstanding at end of period	18	994	933	884	1,881	1,494
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.60	$17.68	$15.47	$15.98	$12.84	$11.41
Value at end of period	$25.95	$23.60	$17.68	$15.47	$15.98	$12.84
Number of accumulation units outstanding at end of period	514	403	644	571	277	211
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.20	$11.44	$9.88	$10.18	$8.21	$5.92	$6.64
Value at end of period	$16.95	$15.20	$11.44	$9.88	$10.18	$8.21	$5.92
Number of accumulation units outstanding at end of period	27,151	610	362	116	36	22	423
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$16.34	$11.90	$10.37	$10.90	$8.72	$5.04
Value at end of period	$16.97	$16.34	$11.90	$10.37	$10.90	$8.72
Number of accumulation units outstanding at end of period	30,288	952	1,713	597	367	114
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.87	$12.26	$10.75	$10.78	$8.23	$6.35	$9.79	$8.99	$8.07	$7.47
Value at end of period	$17.63	$16.87	$12.26	$10.75	$10.78	$8.23	$6.35	$9.79	$8.99	$8.07
Number of accumulation units outstanding at end of period	4,478	3,314	2,511	3,081	2,661	2,897	6,248	5,796	8,082	6,678
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$47.03	$34.50	$30.44	$31.55	$25.63	$20.31	$29.76	$28.40	$24.57	$22.52
Value at end of period	$49.58	$47.03	$34.50	$30.44	$31.55	$25.63	$20.31	$29.76	$28.40	$24.57
Number of accumulation units outstanding at end of period	15,340	21,407	20,342	23,309	24,031	27,363	30,424	84,076	102,125	98,166

CFI 214

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.69	$12.68	$11.50	$11.70	$10.63	$8.78	$12.13	$11.72	$10.85
Value at end of period	$14.33	$13.69	$12.68	$11.50	$11.70	$10.63	$8.78	$12.13	$11.72
Number of accumulation units outstanding at end of period	1,037	1,147	1,362	3,613	72,034	74,874	78,014	68,901	12,403
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$14.32	$12.44	$11.08	$11.56	$10.26	$8.25	$12.60	$12.17	$10.92	$10.41
Value at end of period	$14.96	$14.32	$12.44	$11.08	$11.56	$10.26	$8.25	$12.60	$12.17	$10.92
Number of accumulation units outstanding at end of period	15,206	19,525	17,753	17,026	50,508	39,984	49,902	63,914	17,886	524
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.98	$12.58	$11.05	$11.70	$10.32	$8.13	$13.04	$12.52	$11.08	$10.71
Value at end of period	$15.67	$14.98	$12.58	$11.05	$11.70	$10.32	$8.13	$13.04	$12.52	$11.08
Number of accumulation units outstanding at end of period	16,417	9,665	6,963	2,930	35,849	34,201	26,445	49,044	23,121	1,070
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.36	$12.57	$11.00	$11.72	$10.29	$8.01	$13.46	$12.85	$11.29	$10.55
Value at end of period	$16.13	$15.36	$12.57	$11.00	$11.72	$10.29	$8.01	$13.46	$12.85	$11.29
Number of accumulation units outstanding at end of period	2,495	3,807	3,457	3,599	14,378	11,904	15,801	42,982	15,839	1,685
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$15.14	$12.38	$10.83	$11.54	$10.93
Value at end of period	$15.91	$15.14	$12.38	$10.83	$11.54
Number of accumulation units outstanding at end of period	126	92	92	92	23
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.81	$10.32	$9.17	$9.50	$8.52	$6.92	$7.19
Value at end of period	$12.43	$11.81	$10.32	$9.17	$9.50	$8.52	$6.92
Number of accumulation units outstanding at end of period	9	9	0	0	0	0	26
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.52	$12.77	$11.76	$11.84	$10.92	$9.41	$11.41	$10.96	$10.32	$10.12
Value at end of period	$14.15	$13.52	$12.77	$11.76	$11.84	$10.92	$9.41	$11.41	$10.96	$10.32
Number of accumulation units outstanding at end of period	745	17,538	17,414	17,275	22,392	20,186	8,686	14,214	1,817	1,501
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.82	$10.91	$9.84	$10.02	$9.10	$7.71
Value at end of period	$12.35	$11.82	$10.91	$9.84	$10.02	$9.10
Number of accumulation units outstanding at end of period	2,984	1,991	990	326	288	192
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.92	$19.76	$17.78	$17.65	$16.06	$13.77	$18.21	$17.39	$16.22	$15.78
Value at end of period	$23.13	$21.92	$19.76	$17.78	$17.65	$16.06	$13.77	$18.21	$17.39	$16.22
Number of accumulation units outstanding at end of period	3,868	21,959	21,429	20,598	17,770	19,680	18,748	37,313	40,538	55,214
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.61	$18.67	$16.40	$17.08	$15.26	$12.32	$19.47	$18.73	$16.72	$15.91
Value at end of period	$23.84	$22.61	$18.67	$16.40	$17.08	$15.26	$12.32	$19.47	$18.73	$16.72
Number of accumulation units outstanding at end of period	17,740	41,163	37,538	38,434	61,003	61,867	75,845	172,070	163,468	149,811
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.83	$18.92	$16.83	$17.11	$15.43	$12.80	$18.61	$17.83	$16.20	$15.64
Value at end of period	$23.05	$21.83	$18.92	$16.83	$17.11	$15.43	$12.80	$18.61	$17.83	$16.20
Number of accumulation units outstanding at end of period	12,670	31,690	29,158	30,669	35,683	41,240	62,347	341,655	352,445	375,249

CFI 215

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.80	$12.24	$11.91	$11.22	$10.69	$10.20	$9.94
Value at end of period	$12.34	$11.80	$12.24	$11.91	$11.22	$10.69	$10.20
Number of accumulation units outstanding at end of period	2,320	1,423	9,078	10,091	6,745	1,346	537
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$25.79	$19.84	$17.23	$17.98	$14.89	$11.09	$15.26	$15.89	$13.91	$13.03
Value at end of period	$28.70	$25.79	$19.84	$17.23	$17.98	$14.89	$11.09	$15.26	$15.89	$13.91
Number of accumulation units outstanding at end of period	3,590	3,522	2,521	2,010	1,482	4,583	4,519	5,293	4,995	5,591
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.65	$21.58	$18.22	$18.01	$14.39	$10.76	$18.50	$17.62	$15.45	$14.54
Value at end of period	$30.61	$29.65	$21.58	$18.22	$18.01	$14.39	$10.76	$18.50	$17.62	$15.45
Number of accumulation units outstanding at end of period	15,913	17,289	16,779	18,321	19,247	19,260	15,894	41,192	42,830	35,621
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.30	$11.96	$9.59	$10.21	$8.87	$6.70	$9.74
Value at end of period	$13.89	$12.30	$11.96	$9.59	$10.21	$8.87	$6.70
Number of accumulation units outstanding at end of period	3,637	8,609	8,858	7,059	11,839	12,092	25,587
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.99	$12.87	$11.25	$10.39	$8.20	$6.10	$10.02	$12.31	$10.05
Value at end of period	$16.70	$12.99	$12.87	$11.25	$10.39	$8.20	$6.10	$10.02	$12.31
Number of accumulation units outstanding at end of period	4,202	7,792	7,846	9,557	7,782	6,343	14,404	14,211	7,462
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.81	$19.36	$17.42	$18.47	$16.66	$12.79	$21.27	$20.63	$18.31	$17.81
Value at end of period	$28.81	$25.81	$19.36	$17.42	$18.47	$16.66	$12.79	$21.27	$20.63	$18.31
Number of accumulation units outstanding at end of period	1,549	4,672	3,928	3,801	4,863	3,999	4,827	6,105	6,471	3,035
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.45	$11.15	$9.87	$10.25	$8.27	$6.70	$10.27	$10.08	$9.32
Value at end of period	$15.95	$15.45	$11.15	$9.87	$10.25	$8.27	$6.70	$10.27	$10.08
Number of accumulation units outstanding at end of period	1,444	1,796	1,455	1,435	1,244	723	1,187	498	17
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$21.05	$15.64	$13.79	$15.65	$12.32	$8.94	$14.85	$13.11	$11.84	$10.36
Value at end of period	$22.09	$21.05	$15.64	$13.79	$15.65	$12.32	$8.94	$14.85	$13.11	$11.84
Number of accumulation units outstanding at end of period	5,184	5,123	4,738	4,480	5,011	4,781	5,658	6,958	9,777	1,599
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.37	$14.50	$12.35	$12.75	$11.19	$8.80	$14.00	$14.48	$12.63	$12.33
Value at end of period	$20.92	$19.37	$14.50	$12.35	$12.75	$11.19	$8.80	$14.00	$14.48	$12.63
Number of accumulation units outstanding at end of period	11,359	15,426	13,571	13,742	15,854	17,850	22,049	52,780	63,369	60,219
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.52	$13.67	$12.70	$12.97	$11.67	$9.27	$12.68	$11.94	$11.09	$10.16
Value at end of period	$18.89	$17.52	$13.67	$12.70	$12.97	$11.67	$9.27	$12.68	$11.94	$11.09
Number of accumulation units outstanding at end of period	229,526	185,293	203,010	224,470	232,319	253,893	357,527	476,550	587,280	471,249
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$17.16	$12.95	$11.42	$11.80	$10.60	$8.64	$12.88	$12.69	$11.06	$10.36
Value at end of period	$18.69	$17.16	$12.95	$11.42	$11.80	$10.60	$8.64	$12.88	$12.69	$11.06
Number of accumulation units outstanding at end of period	3,454	10,116	8,245	7,647	6,786	5,996	8,015	5,725	2,247	1,332

CFI 216

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$21.42	$22.96	$19.48	$24.09	$20.23	$11.92	$24.72	$18.04	$13.42	$10.64
Value at end of period	$21.39	$21.42	$22.96	$19.48	$24.09	$20.23	$11.92	$24.72	$18.04	$13.42
Number of accumulation units outstanding at end of period	28,000	5,602	6,613	7,372	8,374	9,500	9,666	13,702	10,505	5,900
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.60	$21.20	$17.85	$17.72	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10
Value at end of period	$31.40	$27.60	$21.20	$17.85	$17.72	$14.56	$11.71	$17.67	$17.45	$15.14
Number of accumulation units outstanding at end of period	6,793	5,412	3,480	3,655	3,890	3,986	6,470	18,425	27,636	21,150
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$21.93	$15.95	$13.58	$13.91	$11.09	$8.80	$12.70	$13.05	$11.31	$11.21
Value at end of period	$23.51	$21.93	$15.95	$13.58	$13.91	$11.09	$8.80	$12.70	$13.05	$11.31
Number of accumulation units outstanding at end of period	1,540	4,650	2,395	1,890	1,527	1,235	1,142	1,534	1,318	198
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.32	$14.74	$12.75	$14.03	$11.72	$8.84	$14.97	$14.20	$12.15	$10.12
Value at end of period	$18.77	$19.32	$14.74	$12.75	$14.03	$11.72	$8.84	$14.97	$14.20	$12.15
Number of accumulation units outstanding at end of period	78,914	205,609	206,152	221,997	234,758	264,766	361,586	739,834	908,574	737,045
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2006)
Value at beginning of period	$19.00	$17.09	$14.87	$15.13	$12.85	$7.77	$11.12	$10.59	$10.17
Value at end of period	$18.87	$19.00	$17.09	$14.87	$15.13	$12.85	$7.77	$11.12	$10.59
Number of accumulation units outstanding at end of period	10,813	3,415	2,022	2,766	1,148	2,847	3,631	3,457	2,756
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$19.10	$15.79	$13.94	$13.69	$12.13	$9.20	$12.83	$12.42	$10.95	$10.79
Value at end of period	$21.20	$19.10	$15.79	$13.94	$13.69	$12.13	$9.20	$12.83	$12.42	$10.95
Number of accumulation units outstanding at end of period	43,004	33,609	30,133	31,408	64,208	58,446	93,764	246,957	122,324	8,282
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.11	$15.78	$13.73	$14.41	$10.97	$7.82	$13.46	$12.39	$11.47	$9.93
Value at end of period	$23.36	$21.11	$15.78	$13.73	$14.41	$10.97	$7.82	$13.46	$12.39	$11.47
Number of accumulation units outstanding at end of period	28,611	94,116	101,145	111,951	122,606	134,669	203,872	325,463	398,751	332,844
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.78	$18.52	$15.97	$16.28	$14.31	$11.57	$18.19	$17.83	$15.13	$14.72
Value at end of period	$25.28	$23.78	$18.52	$15.97	$16.28	$14.31	$11.57	$18.19	$17.83	$15.13
Number of accumulation units outstanding at end of period	7,517	7,676	7,951	7,272	9,032	9,467	11,747	15,002	20,492	19,570
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$36.42	$26.43	$22.46	$22.94	$19.84	$14.02	$24.52	$22.55	$20.11	$19.14
Value at end of period	$39.17	$36.42	$26.43	$22.46	$22.94	$19.84	$14.02	$24.52	$22.55	$20.11
Number of accumulation units outstanding at end of period	9,988	31,110	34,529	42,262	42,295	42,046	68,508	111,470	130,094	131,087
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$16.10	$14.23	$12.11	$13.96	$12.40	$9.11	$18.23	$15.28	$12.45	$12.27
Value at end of period	$15.76	$16.10	$14.23	$12.11	$13.96	$12.40	$9.11	$18.23	$15.28	$12.45
Number of accumulation units outstanding at end of period	83	1,154	621	429	950	1,070	4,566	7,821	4,783	207
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.81	$9.08	$7.72	$8.87	$8.23	$6.29	$10.20
Value at end of period	$9.99	$10.81	$9.08	$7.72	$8.87	$8.23	$6.29
Number of accumulation units outstanding at end of period	25,083	25,623	33,761	30,950	35,558	39,786	54,247

CFI 217

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.59	$10.51	$8.72	$9.35	$8.77	$6.70	$11.22	$11.23
Value at end of period	$13.07	$13.59	$10.51	$8.72	$9.35	$8.77	$6.70	$11.22
Number of accumulation units outstanding at end of period	247	0	0	0	202	697	3,165	1,254
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.74	$10.52	$8.74	$10.35	$8.37	$5.65	$10.49	$10.82
Value at end of period	$12.05	$12.74	$10.52	$8.74	$10.35	$8.37	$5.65	$10.49
Number of accumulation units outstanding at end of period	9,305	12,733	13,437	11,163	6,993	2,462	6,419	5,225
WANGER SELECT
Value at beginning of period	$21.14	$15.87	$13.54	$16.62	$13.27	$8.07	$16.01	$14.79	$12.49	$11.42
Value at end of period	$21.58	$21.14	$15.87	$13.54	$16.62	$13.27	$8.07	$16.01	$14.79	$12.49
Number of accumulation units outstanding at end of period	1,832	14,571	12,537	12,363	11,998	12,367	18,916	70,844	31,002	22,351
WANGER USA
Value at beginning of period	$21.86	$16.52	$13.91	$14.56	$11.93	$8.48	$14.20	$13.62	$12.76	$11.59
Value at end of period	$22.67	$21.86	$16.52	$13.91	$14.56	$11.93	$8.48	$14.20	$13.62	$12.76
Number of accumulation units outstanding at end of period	834	2,188	907	1,976	1,836	1,393	4,084	6,367	8,691	5,277
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$17.87	$13.70	$12.31	$11.63	$10.37	$8.80	$13.31	$12.94	$11.09	$10.83
Value at end of period	$19.66	$17.87	$13.70	$12.31	$11.63	$10.37	$8.80	$13.31	$12.94	$11.09
Number of accumulation units outstanding at end of period	78,036	25,156	22,536	24,253	28,740	26,706	41,857	63,508	76,720	68,544
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$34.27	$25.08	$22.34	$23.07	$19.02	$14.80	$21.91	$24.10	$20.06	$18.35
Value at end of period	$36.40	$34.27	$25.08	$22.34	$23.07	$19.02	$14.80	$21.91	$24.10	$20.06
Number of accumulation units outstanding at end of period	6,076	12,605	13,308	13,241	15,912	19,065	34,945	37,092	45,659	31,828

TABLE 25

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.94	$14.97	$13.17	$14.05	$12.97	$11.33
Value at end of period	$20.67	$19.94	$14.97	$13.17	$14.05	$12.97
Number of accumulation units outstanding at end of period	285	1,263	424	669	914	298
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.28	$11.75	$10.68	$11.01	$9.60	$8.24
Value at end of period	$16.10	$14.28	$11.75	$10.68	$11.01	$9.60
Number of accumulation units outstanding at end of period	15,923	15,307	10,623	13,561	4,654	766
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.39	$12.00	$11.06	$10.97	$9.89	$8.69
Value at end of period	$16.62	$15.39	$12.00	$11.06	$10.97	$9.89
Number of accumulation units outstanding at end of period	21,522	21,095	25,259	22,337	22,453	8,007

CFI 218

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN CENTURY® INCOME & GROWTH FUND (A CLASS)
Value at beginning of period	$47.17	$35.23	$31.16	$30.67	$27.24	$23.43	$36.33	$36.93	$31.95	$30.91
Value at end of period	$52.35	$47.17	$35.23	$31.16	$30.67	$29.24	$23.43	$36.33	$36.93	$31.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	625	1,554	1,520
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.84	$13.17	$12.48	$11.17	$10.71	$10.22
Value at end of period	$12.02	$11.84	$13.17	$12.48	$11.17	$10.71
Number of accumulation units outstanding at end of period	27,760	42,630	37,516	13,100	9,474	6,424
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$17.25	$12.05	$10.13	$11.55	$10.96
Value at end of period	$18.93	$17.25	$12.05	$10.13	$11.55
Number of accumulation units outstanding at end of period	6,505	14,380	4,776	2,226	1,808
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.72	$9.46	$7.63	$8.32	$7.94	$5.75	$10.43
Value at end of period	$11.48	$11.72	$9.46	$7.63	$8.32	$7.94	$5.75
Number of accumulation units outstanding at end of period	3,001	2,571	3,572	1,717	653	638	334
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.84	$12.48	$10.84	$11.72	$9.90
Value at end of period	$19.36	$17.84	$12.48	$10.84	$11.72
Number of accumulation units outstanding at end of period	9,205	13,104	4,991	2,133	1,921
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during August 2009)
Value at beginning of period	$22.75	$17.25	$15.41	$15.67	$12.61	$11.09
Value at end of period	$23.94	$22.75	$17.25	$15.41	$15.67	$12.61
Number of accumulation units outstanding at end of period	5,583	7,788	3,382	3,469	2,378	11
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.54	$19.31	$17.67	$17.08	$15.41	$12.43	$18.30	$18.01	$16.74	$16.02
Value at end of period	$24.43	$22.54	$19.31	$17.67	$17.08	$15.41	$12.43	$18.30	$18.01	$16.74
Number of accumulation units outstanding at end of period	14,142	32,733	34,164	34,831	39,976	39,584	34,686	43,564	35,815	26,627
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.05	$10.83	$9.47	$10.06
Value at end of period	$14.22	$11.05	$10.83	$9.47
Number of accumulation units outstanding at end of period	4,002	370	149	11
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.36	$9.55	$8.40	$8.95	$7.78	$6.18	$8.96
Value at end of period	$13.66	$12.36	$9.55	$8.40	$8.95	$7.78	$6.18
Number of accumulation units outstanding at end of period	5,384	6,916	7,419	6,051	5,105	2,263	332
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.11	$10.56	$9.16	$9.68	$7.96	$6.09	$9.88
Value at end of period	$15.63	$14.11	$10.56	$9.16	$9.68	$7.96	$6.09
Number of accumulation units outstanding at end of period	1,503	1,690	2,607	1,943	3,363	3,189	1,664
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.38	$17.15	$14.54	$17.02	$15.73	$11.43	$19.44	$16.54	$13.72	$11.46
Value at end of period	$19.62	$20.38	$17.15	$14.54	$17.02	$15.73	$11.43	$19.44	$16.54	$13.72
Number of accumulation units outstanding at end of period	75,234	86,715	77,431	68,024	89,024	86,617	66,318	42,812	37,909	17,827

CFI 219

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.08	$33.17	$28.81	$29.88	$25.78	$19.20	$33.78	$29.04	$26.28	$22.73
Value at end of period	$47.69	$43.08	$33.17	$28.81	$29.88	$25.78	$19.20	$33.78	$29.04	$26.28
Number of accumulation units outstanding at end of period	195,144	218,850	220,953	234,868	262,460	251,312	238,470	238,540	237,295	228,606
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.59	$22.56	$19.44	$19.47	$17.09	$13.27	$23.40	$23.31	$19.60	$18.72
Value at end of period	$30.74	$28.59	$22.56	$19.44	$19.47	$17.09	$13.27	$23.40	$23.31	$19.60
Number of accumulation units outstanding at end of period	88,080	106,939	122,349	133,268	149,411	146,696	142,173	128,485	137,310	147,293
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.07	$20.07	$17.70	$17.86	$14.54	$11.46	$21.93	$17.46	$16.52	$15.79
Value at end of period	$29.80	$27.07	$20.07	$17.70	$17.86	$14.54	$11.46	$21.93	$17.46	$16.52
Number of accumulation units outstanding at end of period	123,085	137,645	151,708	167,341	202,496	204,620	200,469	207,267	184,024	220,215
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.72	$17.61	$14.75	$18.00	$16.09	$12.85	$23.13	$19.93	$17.07	$14.50
Value at end of period	$20.65	$22.72	$17.61	$14.75	$18.00	$16.09	$12.85	$23.13	$19.93	$17.07
Number of accumulation units outstanding at end of period	16,097	21,647	23,159	25,312	26,977	26,517	23,844	28,094	26,422	29,078
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$28.64	$21.25	$18.15	$19.07	$15.04	$11.77	$17.77	$18.40	$15.91	$14.78
Value at end of period	$28.49	$28.64	$21.25	$18.15	$19.07	$15.04	$11.77	$17.77	$18.40	$15.91
Number of accumulation units outstanding at end of period	30,428	36,590	31,445	33,412	30,841	27,950	18,329	19,117	14,898	29,405
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.26	$10.20	$8.80	$9.08	$8.05	$6.10	$9.14
Value at end of period	$14.28	$13.26	$10.20	$8.80	$9.08	$8.05	$6.10
Number of accumulation units outstanding at end of period	31,490	33,384	36,185	32,043	21,816	18,090	1,660
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.67	$13.83	$12.67	$13.66	$12.28	$10.55
Value at end of period	$18.27	$17.67	$13.83	$12.67	$13.66	$12.28
Number of accumulation units outstanding at end of period	542	460	597	1,395	467	286
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.85	$35.96	$37.16
Value at end of period	$53.46	$49.85	$35.96
Number of accumulation units outstanding at end of period	8,159	10,318	12,732
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.56	$11.39	$10.11	$10.23	$9.44	$7.44	$10.77	$10.07	$8.73	$8.38
Value at end of period	$15.57	$14.56	$11.39	$10.11	$10.23	$9.44	$7.44	$10.77	$10.07	$8.73
Number of accumulation units outstanding at end of period	45,636	51,721	52,379	52,107	76,128	75,123	63,605	53,729	68,774	58,391
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.27	$8.60	$8.24	$8.85	$7.27	$5.32	$8.75	$10.17
Value at end of period	$12.70	$11.27	$8.60	$8.24	$8.85	$7.27	$5.32	$8.75
Number of accumulation units outstanding at end of period	6,164	930	1,676	614	504	363	924	78
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2009)
Value at beginning of period	$16.78	$12.52	$10.90	$11.23	$9.10	$6.53
Value at end of period	$17.44	$16.78	$12.52	$10.90	$11.23	$9.10
Number of accumulation units outstanding at end of period	6,704	6,609	4,618	7,406	1,490	223
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.28	$14.96	$13.20	$13.91	$11.21	$8.95	$14.92	$15.00	$13.52	$12.63
Value at end of period	$21.27	$19.28	$14.96	$13.20	$13.91	$11.21	$8.95	$14.92	$15.00	$13.52
Number of accumulation units outstanding at end of period	21,887	24,390	31,653	38,136	49,394	47,684	40,065	43,628	37,123	50,215

CFI 220

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during September 2013)
Value at beginning of period	$9.72	$9.69
Value at end of period	$10.17	$9.72
Number of accumulation units outstanding at end of period	2,490	1,193
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.38	$11.27	$10.29	$10.73	$8.85	$6.87	$11.36	$10.70	$9.48
Value at end of period	$16.78	$15.38	$11.27	$10.29	$10.73	$8.85	$6.87	$11.36	$10.70
Number of accumulation units outstanding at end of period	10,133	9,449	7,127	5,966	7,922	5,764	5,023	1,669	83
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$21.60	$17.23	$14.42	$15.79	$14.16	$10.42	$16.95	$14.78	$12.47	$11.33
Value at end of period	$22.05	$21.60	$17.23	$14.42	$15.79	$14.16	$10.42	$16.95	$14.78	$12.47
Number of accumulation units outstanding at end of period	18,918	27,172	25,053	17,859	19,713	23,033	17,613	17,622	10,098	10,377
NUVEEN U.S. INFRASTRUCTURE INCOME FUND (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$20.51
Value at end of period	$20.70
Number of accumulation units outstanding at end of period	527
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$79.91	$74.56	$62.38	$77.01	$61.32	$34.11	$66.36	$50.13	$40.49	$28.98
Value at end of period	$75.24	$79.91	$74.56	$62.38	$77.01	$61.32	$34.11	$66.36	$50.13	$40.49
Number of accumulation units outstanding at end of period	20,346	19,345	15,766	17,564	20,377	21,939	20,069	20,404	20,234	21,224
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$32.45	$25.78	$21.49	$23.69	$20.66	$14.94	$25.26	$24.02	$20.64	$18.25
Value at end of period	$32.84	$32.45	$25.78	$21.49	$23.69	$20.66	$14.94	$25.26	$24.02	$20.64
Number of accumulation units outstanding at end of period	127	127	127	127	126	125	96	65	56	195
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.91	$14.99	$12.85	$13.28	$10.88	$8.02	$13.04	$13.35	$11.74	$9.97
Value at end of period	$23.15	$20.91	$14.99	$12.85	$13.28	$10.88	$8.02	$13.04	$13.35	$11.74
Number of accumulation units outstanding at end of period	10,635	18,857	10,129	9,133	15,980	13,594	7,928	5,885	3,173	165
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.70	$12.78	$11.61	$11.96	$10.80	$9.00	$13.14	$12.14	$11.08	$10.63
Value at end of period	$15.70	$14.70	$12.78	$11.61	$11.96	$10.80	$9.00	$13.14	$12.14	$11.08
Number of accumulation units outstanding at end of period	15,444	19,977	18,472	20,375	28,124	26,224	24,966	15,485	11,720	5,787
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.59	$16.24	$15.10	$13.67	$12.79	$10.92	$11.88	$10.87	$10.90	$10.79
Value at end of period	$14.87	$14.59	$16.24	$15.10	$13.67	$12.79	$10.92	$11.88	$10.87	$10.90
Number of accumulation units outstanding at end of period	23,207	26,350	37,878	47,799	43,357	34,569	40,345	20,636	16,253	26,078
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.48	$8.75	$7.90	$10.43	$9.10	$5.27	$12.74	$10.68
Value at end of period	$7.34	$8.48	$8.75	$7.90	$10.43	$9.10	$5.27	$12.74
Number of accumulation units outstanding at end of period	12,068	8,817	11,318	13,836	19,562	24,935	11,488	13,502
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.68	$15.95	$13.89	$14.29	$12.24	$7.71	$12.07	$11.53	$10.74	$10.66
Value at end of period	$17.50	$17.68	$15.95	$13.89	$14.29	$12.24	$7.71	$12.07	$11.53	$10.74
Number of accumulation units outstanding at end of period	13,701	15,989	14,795	8,519	11,553	12,418	10,613	4,923	3,707	1,441
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.40	$10.47	$8.68	$10.24	$8.29	$5.53
Value at end of period	$13.50	$13.40	$10.47	$8.68	$10.24	$8.29
Number of accumulation units outstanding at end of period	8,759	8,271	14,906	13,379	11,284	6,047

CFI 221

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.11	$20.88	$18.23	$18.87	$16.94	$14.41	$13.70	$12.50	$11.14	$11.62
Value at end of period	$21.20	$21.11	$20.88	$18.23	$18.87	$16.94	$14.41	$13.70	$12.50	$11.14
Number of accumulation units outstanding at end of period	45,042	48,483	50,799	44,116	51,025	44,154	48,042	22,418	16,265	8,303
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.22	$11.57	$11.05	$10.49	$9.89	$8.70	$9.70
Value at end of period	$11.71	$11.22	$11.57	$11.05	$10.49	$9.89	$8.70
Number of accumulation units outstanding at end of period	9,276	6,170	7,907	8,066	10,127	8,689	5,340
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$19.46	$14.70	$12.33	$13.10	$11.80	$8.87	$14.71	$13.42	$12.23	$10.83
Value at end of period	$21.03	$19.46	$14.70	$12.33	$13.10	$11.80	$8.87	$14.71	$13.42	$12.23
Number of accumulation units outstanding at end of period	86,428	105,729	109,479	127,160	153,673	147,478	101,535	83,070	87,290	70,504
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$3.65	$7.60	$8.74	$10.65
Value at end of period	$3.31	$3.65	$7.60	$8.74
Number of accumulation units outstanding at end of period	13,998	14,408	12,397	5,804
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.84	$16.32	$15.29	$14.98	$14.08	$12.64	$12.80	$11.83	$11.50	$11.39
Value at end of period	$16.48	$15.84	$16.32	$15.29	$14.98	$14.08	$12.64	$12.80	$11.83	$11.50
Number of accumulation units outstanding at end of period	52,801	74,645	87,071	76,827	108,917	85,706	43,629	30,548	34,960	93,171
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.31	$21.93	$19.51	$19.99	$17.71	$15.02	$21.12	$20.23	$18.59	$18.03
Value at end of period	$26.59	$25.31	$21.93	$19.51	$19.99	$17.71	$15.02	$21.12	$20.23	$18.59
Number of accumulation units outstanding at end of period	59,478	69,009	87,691	109,209	176,960	188,955	184,495	177,825	210,713	236,692
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.84	$14.72	$13.79	$13.45	$11.62	$9.76	$11.56	$10.75	$10.12	$9.99
Value at end of period	$13.88	$13.84	$14.72	$13.79	$13.45	$11.62	$9.76	$11.56	$10.75	$10.12
Number of accumulation units outstanding at end of period	58,330	76,709	87,611	91,393	123,769	116,248	110,698	106,418	108,134	138,695
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$10.30
Value at end of period	$10.15
Number of accumulation units outstanding at end of period	615
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.49	$11.12	$11.57	$12.87	$10.70	$7.87	$13.48	$9.68
Value at end of period	$10.90	$12.49	$11.12	$11.57	$12.87	$10.70	$7.87	$13.48
Number of accumulation units outstanding at end of period	56,750	65,145	63,329	64,177	70,572	79,614	75,024	86,299
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.92	$17.74	$15.49	$15.71	$13.91	$10.80	$17.51	$16.48	$14.59	$13.64
Value at end of period	$25.10	$22.92	$17.74	$15.49	$15.71	$13.91	$10.80	$17.51	$16.48	$14.59
Number of accumulation units outstanding at end of period	174,587	195,439	163,608	227,292	278,416	226,889	203,477	243,063	325,909	370,045
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.91	$17.14	$15.20	$14.72	$13.02	$8.81	$11.50	$11.31	$10.49	$10.45
Value at end of period	$17.92	$17.91	$17.14	$15.20	$14.72	$13.02	$8.81	$11.50	$11.31	$10.49
Number of accumulation units outstanding at end of period	13,107	12,749	11,423	7,349	9,997	11,047	1,597	976	4,007	146
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.90	$21.98	$19.42	$19.65	$17.43	$14.31	$23.04	$22.18	$19.57	$18.77
Value at end of period	$32.54	$28.90	$21.98	$19.42	$19.65	$17.43	$14.31	$23.04	$22.18	$19.57
Number of accumulation units outstanding at end of period	92,052	100,450	111,654	130,403	150,349	145,572	153,609	150,032	138,038	154,079

CFI 222

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.63	$26.02	$22.35	$22.86	$18.96	$14.55	$23.57	$22.59	$20.87	$18.98
Value at end of period	$37.53	$34.63	$26.02	$22.35	$22.86	$18.96	$14.55	$23.57	$22.59	$20.87
Number of accumulation units outstanding at end of period	81,405	98,245	110,457	112,517	122,838	114,914	110,413	98,523	103,878	138,563
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.05	$17.75	$15.97	$16.26	$13.39	$10.84	$16.50	$17.79	$15.80	$14.85
Value at end of period	$26.12	$25.05	$17.75	$15.97	$16.26	$13.39	$10.84	$16.50	$17.79	$15.80
Number of accumulation units outstanding at end of period	59,170	68,139	71,754	72,019	72,709	62,131	67,034	52,194	48,712	56,931
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.85	$22.12	$20.44	$19.22	$17.69	$16.03	$17.71	$16.89	$16.41	$16.09
Value at end of period	$23.05	$21.85	$22.12	$20.44	$19.22	$17.69	$16.03	$17.71	$16.89	$16.41
Number of accumulation units outstanding at end of period	59,433	73,516	89,949	92,326	124,600	123,089	130,908	112,915	121,216	159,531
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.79	$8.15	$6.94	$7.99	$7.49	$5.92	$5.19
Value at end of period	$9.11	$9.79	$8.15	$6.94	$7.99	$7.49	$5.92
Number of accumulation units outstanding at end of period	34,556	31,094	30,957	23,367	26,156	23,002	6
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.92	$13.28	$11.26	$13.39	$13.21	$10.50	$18.54	$16.53	$12.91	$11.93
Value at end of period	$14.97	$15.92	$13.28	$11.26	$13.39	$13.21	$10.50	$18.54	$16.53	$12.91
Number of accumulation units outstanding at end of period	15,233	20,285	20,961	25,917	22,912	18,533	16,271	11,068	8,661	22,145
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.60	$12.05	$10.31	$10.31
Value at end of period	$17.53	$15.60	$12.05	$10.31
Number of accumulation units outstanding at end of period	159,195	80,104	103,767	97,382
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.49	$9.65	$8.50	$8.31	$7.04	$6.31	$9.14	$9.36
Value at end of period	$13.60	$12.49	$9.65	$8.50	$8.31	$7.04	$6.31	$9.14
Number of accumulation units outstanding at end of period	201,159	181,862	162,710	165,336	132,041	121,469	117,145	86,932
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.14	$18.50	$16.38	$16.64	$12.91	$9.23	$14.96	$12.03	$11.28	$10.34
Value at end of period	$25.99	$24.14	$18.50	$16.38	$16.64	$12.91	$9.23	$14.96	$12.03	$11.28
Number of accumulation units outstanding at end of period	38,609	49,948	27,561	20,661	27,019	13,907	13,434	12,930	8,043	10,685
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.39	$13.53	$13.68	$13.83	$13.95	$14.05	$13.84	$13.31	$12.83	$12.59
Value at end of period	$13.24	$13.39	$13.53	$13.68	$13.83	$13.95	$14.05	$13.84	$13.31	$12.83
Number of accumulation units outstanding at end of period	156,528	154,436	210,844	189,340	286,933	314,528	287,943	217,781	171,087	167,862
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.78	$10.66	$9.76	$10.31	$8.97	$7.29	$11.26	$10.80	$10.57
Value at end of period	$15.72	$13.78	$10.66	$9.76	$10.31	$8.97	$7.29	$11.26	$10.80
Number of accumulation units outstanding at end of period	9,490	8,098	3,925	7,118	11,270	8,371	5,593	4,510	6
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.33	$16.34	$14.43	$14.00	$12.55	$10.70
Value at end of period	$23.86	$21.33	$16.34	$14.43	$14.00	$12.55
Number of accumulation units outstanding at end of period	18,400	14,387	14,552	14,588	8,149	6,304
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.64	$10.44	$9.14	$9.01	$8.12	$6.63	$7.16
Value at end of period	$15.23	$13.64	$10.44	$9.14	$9.01	$8.12	$6.63
Number of accumulation units outstanding at end of period	16,951	44,641	30,746	14,946	12,434	4,970	347

CFI 223

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.30	$14.84	$12.94	$13.01	$11.84	$10.06
Value at end of period	$21.42	$19.30	$14.84	$12.94	$13.01	$11.84
Number of accumulation units outstanding at end of period	2,766	5,657	5,061	4,848	5,248	10,462
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.55	$17.65	$15.45	$15.97	$12.83	$11.41
Value at end of period	$25.87	$23.55	$17.65	$15.45	$15.97	$12.83
Number of accumulation units outstanding at end of period	3,187	6,347	5,727	6,579	2,560	1,542
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.15	$11.42	$9.86	$10.16	$8.20	$5.92	$6.76
Value at end of period	$16.89	$15.15	$11.42	$9.86	$10.16	$8.20	$5.92
Number of accumulation units outstanding at end of period	8,139	6,461	3,604	4,014	885	234	227
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.30	$11.88	$10.35	$10.89	$8.71	$6.96	$10.29
Value at end of period	$16.92	$16.30	$11.88	$10.35	$10.89	$8.71	$6.96
Number of accumulation units outstanding at end of period	14,319	13,121	5,605	5,463	2,520	7	629
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.76	$12.19	$10.70	$10.73	$8.19	$6.32	$9.76	$8.96	$8.05	$7.46
Value at end of period	$17.51	$16.76	$12.19	$10.70	$10.73	$8.19	$6.32	$9.76	$8.96	$8.05
Number of accumulation units outstanding at end of period	17,268	14,940	11,044	10,401	15,112	7,626	7,518	11,295	9,466	10,366
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.63	$34.23	$30.22	$31.33	$25.47	$20.19	$29.60	$28.26	$24.47	$22.43
Value at end of period	$49.14	$46.63	$34.23	$30.22	$31.33	$25.47	$20.19	$29.60	$28.26	$24.47
Number of accumulation units outstanding at end of period	23,482	25,269	25,246	27,295	34,081	37,414	38,814	35,119	36,971	44,759
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.63	$12.63	$11.46	$11.67	$10.61	$8.77	$12.12	$11.71	$10.69	$10.61
Value at end of period	$14.26	$13.63	$12.63	$11.46	$11.67	$10.61	$8.77	$12.12	$11.71	$10.69
Number of accumulation units outstanding at end of period	33,946	51,991	67,166	58,880	46,859	41,741	20,302	13,247	5,347	4,440
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.26	$12.39	$11.04	$11.52	$10.24	$8.23	$12.58	$12.16	$10.92	$10.73
Value at end of period	$14.89	$14.26	$12.39	$11.04	$11.52	$10.24	$8.23	$12.58	$12.16	$10.92
Number of accumulation units outstanding at end of period	148,990	175,353	205,984	175,053	159,749	100,655	63,037	28,203	15,283	3,004
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.92	$12.53	$11.01	$11.67	$10.30	$8.11	$13.02	$12.50	$11.08	$10.82
Value at end of period	$15.59	$14.92	$12.53	$11.01	$11.67	$10.30	$8.11	$13.02	$12.50	$11.08
Number of accumulation units outstanding at end of period	99,085	127,117	158,886	149,369	107,280	85,420	56,998	12,884	2,582	83
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.29	$12.52	$10.97	$11.69	$10.27	$7.99	$13.44	$12.84	$11.29	$10.87
Value at end of period	$16.05	$15.29	$12.52	$10.97	$11.69	$10.27	$7.99	$13.44	$12.84	$11.29
Number of accumulation units outstanding at end of period	95,589	103,921	148,867	126,006	132,619	86,835	55,700	15,364	4,650	68
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.11	$12.37	$10.82	$11.53	$9.62
Value at end of period	$15.88	$15.11	$12.37	$10.82	$11.53
Number of accumulation units outstanding at end of period	11,211	9,354	9,625	3,366	297

CFI 224

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.78	$10.29	$9.15	$9.49	$8.51	$6.92	$6.91
Value at end of period	$12.38	$11.78	$10.29	$9.15	$9.49	$8.51	$6.92
Number of accumulation units outstanding at end of period	1,955	2,120	2,225	2,352	120	9	6
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.46	$12.72	$11.72	$11.81	$10.89	$9.39	$11.40	$10.95	$10.31	$10.15
Value at end of period	$14.08	$13.46	$12.72	$11.72	$11.81	$10.89	$9.39	$11.40	$10.95	$10.31
Number of accumulation units outstanding at end of period	3,077	5,031	18,604	18,147	11,792	5,371	6,427	4,346	351	6
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.79	$10.88	$9.83	$10.00	$9.10	$7.64	$8.02
Value at end of period	$12.31	$11.79	$10.88	$9.83	$10.00	$9.10	$7.64
Number of accumulation units outstanding at end of period	12,236	17,143	14,941	3,260	2,554	2,515	2,891
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.73	$19.60	$17.64	$17.52	$15.95	$13.68	$18.10	$17.30	$16.14	$15.72
Value at end of period	$22.92	$21.73	$19.60	$17.64	$17.52	$15.95	$13.68	$18.10	$17.30	$16.14
Number of accumulation units outstanding at end of period	18,385	26,056	26,988	37,235	37,455	43,410	39,158	46,007	47,213	49,574
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.41	$18.51	$16.28	$16.95	$15.16	$12.24	$19.35	$18.63	$16.64	$15.84
Value at end of period	$23.62	$22.41	$18.51	$16.28	$16.95	$15.16	$12.24	$19.35	$18.63	$16.64
Number of accumulation units outstanding at end of period	23,353	32,636	37,255	59,960	65,277	76,718	66,139	69,869	72,441	78,885
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.64	$18.76	$16.70	$16.98	$15.33	$12.72	$18.50	$17.73	$16.12	$15.57
Value at end of period	$22.83	$21.64	$18.76	$16.70	$16.98	$15.33	$12.72	$18.50	$17.73	$16.12
Number of accumulation units outstanding at end of period	24,748	36,124	39,267	50,628	83,120	86,225	81,075	72,297	67,305	77,120
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.77	$12.21	$11.88	$11.21	$10.68	$10.20	$9.78
Value at end of period	$12.30	$11.77	$12.21	$11.88	$11.21	$10.68	$10.20
Number of accumulation units outstanding at end of period	26,310	11,119	12,982	13,006	4,473	1,641	192
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2012)
Value at beginning of period	$17.92	$13.72	$14.05
Value at end of period	$20.09	$17.92	$13.72
Number of accumulation units outstanding at end of period	824	812	89
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS
S)
Value at beginning of period	$25.64	$19.73	$17.15	$17.90	$14.84	$11.05	$15.22	$15.85	$13.88	$13.01
Value at end of period	$28.52	$25.64	$19.73	$17.15	$17.90	$14.84	$11.05	$15.22	$15.85	$13.88
Number of accumulation units outstanding at end of period	8,939	11,145	8,755	8,106	16,600	7,589	7,799	6,331	10,730	10,290
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.47	$21.46	$18.13	$17.94	$14.33	$10.72	$18.45	$17.58	$15.42	$14.52
Value at end of period	$30.42	$29.47	$21.46	$18.13	$17.94	$14.33	$10.72	$18.45	$17.58	$15.42
Number of accumulation units outstanding at end of period	28,480	32,502	27,526	32,429	32,635	30,478	26,314	14,424	14,490	8,984
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.27	$11.94	$9.57	$10.20	$8.87	$6.70	$9.74
Value at end of period	$13.84	$12.27	$11.94	$9.57	$10.20	$8.87	$6.70
Number of accumulation units outstanding at end of period	22,368	27,485	26,267	24,578	25,993	21,833	22,328

CFI 225

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.94	$12.82	$11.22	$10.36	$8.19	$6.09	$10.02	$12.31	$10.10
Value at end of period	$16.63	$12.94	$12.82	$11.22	$10.36	$8.19	$6.09	$10.02	$12.31
Number of accumulation units outstanding at end of period	26,148	21,605	19,865	16,742	22,323	18,035	14,366	10,628	15,094
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.65	$19.25	$17.33	$18.39	$16.59	$12.74	$21.20	$20.58	$18.28	$17.79
Value at end of period	$28.62	$25.65	$19.25	$17.33	$18.39	$16.59	$12.74	$21.20	$20.58	$18.28
Number of accumulation units outstanding at end of period	4,296	7,880	7,887	6,766	8,957	7,227	4,430	3,678	2,661	3,280
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.39	$11.12	$9.84	$10.23	$8.25	$6.69	$10.26	$10.07	$9.83
Value at end of period	$15.88	$15.39	$11.12	$9.84	$10.23	$8.25	$6.69	$10.26	$10.07
Number of accumulation units outstanding at end of period	321	315	3,498	4,946	3,794	323	3,093	740	210
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.96	$15.58	$13.74	$15.60	$12.29	$8.93	$14.83	$13.10	$11.84	$10.01
Value at end of period	$21.98	$20.96	$15.58	$13.74	$15.60	$12.29	$8.93	$14.83	$13.10	$11.84
Number of accumulation units outstanding at end of period	7,003	9,165	10,151	10,018	20,955	18,853	12,895	11,353	8,095	562
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.26	$14.43	$12.29	$12.69	$11.15	$8.77	$13.96	$14.44	$12.60	$12.31
Value at end of period	$20.79	$19.26	$14.43	$12.29	$12.69	$11.15	$8.77	$13.96	$14.44	$12.60
Number of accumulation units outstanding at end of period	18,618	22,695	25,716	33,539	35,136	30,613	19,116	17,458	15,119	13,175
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.44	$13.62	$12.65	$12.93	$11.64	$9.59	$12.66	$11.93	$11.08	$10.16
Value at end of period	$18.80	$17.44	$13.62	$12.65	$12.93	$11.64	$9.59	$12.66	$11.93	$11.08
Number of accumulation units outstanding at end of period	179,265	185,170	226,598	246,727	268,368	280,976	301,980	312,431	250,896	276,512
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.08	$12.90	$11.38	$11.76	$10.57	$8.63	$12.87	$12.68	$11.05	$10.67
Value at end of period	$18.60	$17.08	$12.90	$11.38	$11.76	$10.57	$8.63	$12.87	$12.68	$11.05
Number of accumulation units outstanding at end of period	9,261	9,502	6,077	8,393	8,511	12,440	4,788	3,808	6,786	4,570
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$21.32	$22.87	$19.41	$24.02	$20.19	$11.90	$24.68	$18.02	$13.42	$10.91
Value at end of period	$21.28	$21.32	$22.87	$19.41	$24.02	$20.19	$11.90	$24.68	$18.02	$13.42
Number of accumulation units outstanding at end of period	12,966	20,262	13,672	17,635	18,551	20,252	13,653	11,287	9,723	2,568
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.44	$21.09	$17.77	$17.64	$14.50	$11.67	$17.62	$17.41	$15.11	$14.08
Value at end of period	$31.20	$27.44	$21.09	$17.77	$17.64	$14.50	$11.67	$17.62	$17.41	$15.11
Number of accumulation units outstanding at end of period	25,438	24,079	21,337	21,685	28,222	24,186	19,104	15,612	13,439	11,724
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$21.83	$15.89	$13.53	$13.87	$11.07	$8.79	$12.68	$13.04	$12.03
Value at end of period	$23.40	$21.83	$15.89	$13.53	$13.87	$11.07	$8.79	$12.68	$13.04
Number of accumulation units outstanding at end of period	9,343	12,348	8,280	2,634	4,131	3,672	2,627	2,792	2,373
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.46	$15.30	$12.71	$13.99	$12.18	$8.83	$14.35	$13.61	$12.15	$10.12
Value at end of period	$18.68	$18.46	$15.30	$12.71	$13.99	$12.18	$8.83	$14.35	$13.61	$12.15
Number of accumulation units outstanding at end of period	264,494	318,262	341,050	357,520	406,969	433,687	406,349	457,542	484,189	520,551

CFI 226

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2006)
Value at beginning of period	$18.93	$17.04	$14.82	$15.10	$12.82	$7.76	$11.11	$10.59	$9.98
Value at end of period	$18.79	$18.93	$17.04	$14.82	$15.10	$12.82	$7.76	$11.11	$10.59
Number of accumulation units outstanding at end of period	19,237	20,746	13,962	10,056	5,401	9,254	581	5,032	1,034
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$19.01	$15.73	$13.89	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94	$10.76
Value at end of period	$21.09	$19.01	$15.73	$13.89	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94
Number of accumulation units outstanding at end of period	174,506	199,485	153,090	131,986	134,412	97,826	68,192	47,949	19,552	10,344
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.01	$15.72	$13.68	$14.37	$11.30	$7.81	$13.44	$11.99	$11.46	$9.93
Value at end of period	$22.51	$21.01	$15.72	$13.68	$14.37	$11.30	$7.81	$13.44	$11.99	$11.46
Number of accumulation units outstanding at end of period	138,142	156,748	183,984	199,578	244,090	251,334	235,938	253,547	272,768	319,356
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.65	$18.43	$15.90	$16.22	$14.27	$11.54	$18.15	$17.80	$15.11	$14.70
Value at end of period	$25.14	$23.65	$18.43	$15.90	$16.22	$14.27	$11.54	$18.15	$17.80	$15.11
Number of accumulation units outstanding at end of period	35,381	41,774	42,825	53,577	58,463	57,570	44,338	34,317	28,964	31,357
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$36.10	$26.21	$22.28	$22.77	$19.70	$13.94	$24.38	$22.43	$20.02	$19.06
Value at end of period	$38.80	$36.10	$26.21	$22.28	$22.77	$19.70	$13.94	$24.38	$22.43	$20.02
Number of accumulation units outstanding at end of period	39,987	58,861	65,203	56,364	86,344	76,518	69,702	59,841	62,741	88,139
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$16.03	$14.18	$12.07	$13.92	$12.37	$9.09	$18.20	$15.26	$12.44	$10.95
Value at end of period	$15.68	$16.03	$14.18	$12.07	$13.92	$12.37	$9.09	$18.20	$15.26	$12.44
Number of accumulation units outstanding at end of period	4,518	6,492	6,423	5,460	11,178	13,858	11,952	8,885	5,301	360
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.78	$9.06	$7.71	$8.85	$8.22	$6.29	$10.20
Value at end of period	$9.96	$10.78	$9.06	$7.71	$8.85	$8.22	$6.29
Number of accumulation units outstanding at end of period	61,965	66,347	79,859	55,304	62,076	64,766	47,147
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.54	$10.48	$8.70	$9.33	$8.75	$6.69	$11.21	$11.07	$10.00
Value at end of period	$13.02	$13.54	$10.48	$8.70	$9.33	$8.75	$6.69	$11.21	$11.07
Number of accumulation units outstanding at end of period	6,177	4,886	4,192	4,998	3,320	2,822	1,855	2,432	669
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.69	$10.49	$8.72	$10.33	$8.36	$5.64	$10.49	$10.17
Value at end of period	$12.00	$12.69	$10.49	$8.72	$10.33	$8.36	$5.64	$10.49
Number of accumulation units outstanding at end of period	8,315	9,314	8,517	7,932	9,021	5,579	3,048	858
WANGER SELECT
Value at beginning of period	$21.04	$15.81	$13.49	$16.57	$13.24	$8.05	$15.98	$14.77	$12.48	$11.42
Value at end of period	$21.46	$21.04	$15.81	$13.49	$16.57	$13.24	$8.05	$15.98	$14.77	$12.48
Number of accumulation units outstanding at end of period	19,598	21,803	22,443	22,873	25,888	23,549	17,632	12,156	8,700	5,489
WANGER USA
Value at beginning of period	$21.75	$16.44	$13.85	$14.51	$11.90	$8.46	$14.18	$13.60	$12.75	$11.58
Value at end of period	$22.55	$21.75	$16.44	$13.85	$14.51	$11.90	$8.46	$14.18	$13.60	$12.75
Number of accumulation units outstanding at end of period	16,079	15,750	18,581	19,229	28,103	20,138	15,976	10,731	14,363	12,348

CFI 227

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$17.79	$13.64	$12.26	$11.59	$10.34	$8.78	$13.28	$12.93	$11.08	$10.83
Value at end of period	$19.56	$17.79	$13.64	$12.26	$11.59	$10.34	$8.78	$13.28	$12.93	$11.08
Number of accumulation units outstanding at end of period	78,512	93,936	86,855	74,781	86,377	87,674	74,633	55,425	53,142	48,482
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$34.04	$24.92	$22.21	$22.95	$18.93	$14.74	$21.83	$24.02	$20.00	$18.31
Value at end of period	$36.14	$34.04	$24.92	$22.21	$22.95	$18.93	$14.74	$21.83	$24.02	$20.00
Number of accumulation units outstanding at end of period	18,422	21,199	20,331	20,115	20,927	19,957	20,995	21,884	15,413	10,452

TABLE 26

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$19.90	$14.94	$13.15	$14.04	$12.96	$11.52
Value at end of period	$20.61	$19.90	$14.94	$13.15	$14.04	$12.96
Number of accumulation units outstanding at end of period	453	1,450	1,088	1,075	723	723
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.24	$11.73	$10.67	$10.99	$9.59	$9.24
Value at end of period	$16.05	$14.24	$11.73	$10.67	$10.99	$9.59
Number of accumulation units outstanding at end of period	2,755	2,027	2,002	1,769	1,331	956
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.35	$11.97	$11.05	$10.96	$9.88	$8.92
Value at end of period	$16.56	$15.35	$11.97	$11.05	$10.96	$9.88
Number of accumulation units outstanding at end of period	3,050	2,527	4,052	3,379	3,567	3
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.81	$13.15	$12.47	$11.16	$10.70	$10.26
Value at end of period	$11.99	$11.81	$13.15	$12.47	$11.16	$10.70
Number of accumulation units outstanding at end of period	10,057	12,158	16,526	18,747	6,588	7,196
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.22	$12.04	$10.12	$11.55	$9.77
Value at end of period	$18.88	$17.22	$12.04	$10.12	$11.55
Number of accumulation units outstanding at end of period	2,000	4,191	711	694	3,186
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.68	$9.44	$7.61	$8.31	$7.93	$5.74	$5.27
Value at end of period	$11.43	$11.68	$9.44	$7.61	$8.31	$7.93	$5.74
Number of accumulation units outstanding at end of period	2,874	2,407	8,520	2,106	1,648	3,878	6
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2010)
Value at beginning of period	$17.80	$12.46	$10.83	$11.72	$10.67
Value at end of period	$19.31	$17.80	$12.46	$10.83	$11.72
Number of accumulation units outstanding at end of period	4,175	3,221	25	0	2,446

CFI 228

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during January 2011)
Value at beginning of period	$22.69	$17.22	$15.39	$15.95
Value at end of period	$23.87	$22.69	$17.22	$15.39
Number of accumulation units outstanding at end of period	5,341	2,115	2,115	32
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.34	$19.15	$17.53	$16.96	$15.30	$12.35	$18.20	$17.91	$16.66	$15.95
Value at end of period	$24.20	$22.34	$19.15	$17.53	$16.96	$15.30	$12.35	$18.20	$17.91	$16.66
Number of accumulation units outstanding at end of period	15,877	12,258	12,949	11,338	10,334	11,115	11,283	12,869	13,334	13,393
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.03	$10.82	$10.87
Value at end of period	$14.20	$11.03	$10.82
Number of accumulation units outstanding at end of period	9,212	4,849	3,735
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.33	$9.53	$8.38	$8.94	$7.77	$6.18	$8.11
Value at end of period	$13.62	$12.33	$9.53	$8.38	$8.94	$7.77	$6.18
Number of accumulation units outstanding at end of period	4,198	3,501	4,442	4,208	4,050	1,018	156
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.07	$10.53	$9.15	$9.67	$7.95	$6.08	$8.93
Value at end of period	$15.58	$14.07	$10.53	$9.15	$9.67	$7.95	$6.08
Number of accumulation units outstanding at end of period	3,673	2,636	2,619	2,066	2,335	2,486	1,633
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.28	$17.07	$14.49	$16.96	$15.68	$11.40	$19.41	$16.52	$13.71	$11.46
Value at end of period	$19.52	$20.28	$17.07	$14.49	$16.96	$15.68	$11.40	$19.41	$16.52	$13.71
Number of accumulation units outstanding at end of period	67,614	81,914	92,383	99,025	109,782	136,704	128,681	85,744	60,846	15,322
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.70	$32.90	$28.59	$29.67	$25.60	$19.08	$33.58	$28.89	$26.16	$22.63
Value at end of period	$47.25	$42.70	$32.90	$28.59	$29.67	$25.60	$19.08	$33.58	$28.89	$26.16
Number of accumulation units outstanding at end of period	205,393	231,975	262,014	274,820	315,602	372,022	419,213	472,873	516,840	307,647
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.34	$22.37	$19.29	$19.33	$16.98	$13.19	$23.27	$23.18	$19.51	$18.64
Value at end of period	$30.46	$28.34	$22.37	$19.29	$19.33	$16.98	$13.19	$23.27	$23.18	$19.51
Number of accumulation units outstanding at end of period	72,001	79,967	90,368	98,463	120,131	140,149	132,451	149,387	169,167	97,136
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.83	$19.91	$17.56	$17.73	$14.44	$11.39	$21.80	$17.37	$16.45	$15.72
Value at end of period	$29.52	$26.83	$19.91	$17.56	$17.73	$14.44	$11.39	$21.80	$17.37	$16.45
Number of accumulation units outstanding at end of period	63,004	64,694	76,374	89,325	92,734	107,057	137,894	140,267	144,958	90,463
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.52	$17.46	$14.63	$17.87	$15.98	$12.77	$22.99	$19.83	$16.99	$14.43
Value at end of period	$20.46	$22.52	$17.46	$14.63	$17.87	$15.98	$12.77	$22.99	$19.83	$16.99
Number of accumulation units outstanding at end of period	6,490	7,074	7,468	8,821	11,352	14,863	17,837	22,320	27,614	17,245
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$28.46	$21.13	$18.06	$18.98	$14.97	$11.73	$17.71	$18.35	$15.87	$14.76
Value at end of period	$28.30	$28.46	$21.13	$18.06	$18.98	$14.97	$11.73	$17.71	$18.35	$15.87
Number of accumulation units outstanding at end of period	21,152	27,098	28,292	28,377	34,898	38,808	49,190	51,720	53,377	15,286
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.23	$10.18	$8.79	$9.06	$8.04	$6.10	$10.19
Value at end of period	$14.24	$13.23	$10.18	$8.79	$9.06	$8.04	$6.10
Number of accumulation units outstanding at end of period	18,849	17,891	19,477	19,487	24,692	26,639	8,490

CFI 229

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.63	$13.81	$12.65	$13.65	$12.27	$11.74
Value at end of period	$18.22	$17.63	$13.81	$12.65	$13.65	$12.27
Number of accumulation units outstanding at end of period	25	390	50	50	2,008	40
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.80	$35.95	$37.16
Value at end of period	$53.39	$49.80	$35.95
Number of accumulation units outstanding at end of period	2,385	4,139	4,068
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.45	$11.31	$10.05	$10.17	$9.39	$7.40	$10.72	$10.03	$8.70	$8.35
Value at end of period	$15.45	$14.45	$11.31	$10.05	$10.17	$9.39	$7.40	$10.72	$10.03	$8.70
Number of accumulation units outstanding at end of period	20,588	21,051	26,602	27,418	30,365	37,091	39,838	47,594	62,589	24,077
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$43.05	$36.24	$32.27	$32.12	$29.97	$24.09	$28.95	$26.49	$24.21	$22.68
Value at end of period	$46.18	$43.05	$36.24	$32.27	$32.12	$29.97	$24.09	$28.95	$26.49	$24.21
Number of accumulation units outstanding at end of period	79	72	64	58	50	42	33	23	15	7
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$31.60	$24.15	$20.82	$21.37	$17.18	$12.00	$21.56	$17.88	$15.92	$14.33
Value at end of period	$35.15	$31.60	$24.15	$20.82	$21.37	$17.18	$12.00	$21.56	$17.88	$15.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	12	289	12
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.43	$26.78	$25.00	$23.69	$22.20	$19.83	$18.92	$17.88	$17.36	$17.21
Value at end of period	$27.42	$26.43	$26.78	$25.00	$23.69	$22.20	$19.83	$18.92	$17.88	$17.36
Number of accumulation units outstanding at end of period	0	0	0	11	11	11	10	22	513	413
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
Value at beginning of period	$24.66	$19.43	$16.36	$19.19	$16.76	$12.31	$22.50	$20.77	$17.77	$16.98
Value at end of period	$26.19	$24.66	$19.43	$16.36	$19.19	$16.76	$12.31	$22.50	$20.77	$17.77
Number of accumulation units outstanding at end of period	130	119	103	91	78	63	46	35	158	13
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.24	$8.57	$8.22	$8.84	$7.26	$5.31	$8.25
Value at end of period	$12.66	$11.24	$8.57	$8.22	$8.84	$7.26	$5.31
Number of accumulation units outstanding at end of period	66	57	192	39	30	119	134
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.73	$12.49	$10.88	$11.21	$9.09	$7.16	$9.61
Value at end of period	$17.38	$16.73	$12.49	$10.88	$11.21	$9.09	$7.16
Number of accumulation units outstanding at end of period	3,247	4,802	4,468	4,895	4,346	4,679	1,710
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.16	$14.87	$13.13	$13.84	$11.16	$8.92	$14.88	$14.96	$13.49	$12.60
Value at end of period	$21.12	$19.16	$14.87	$13.13	$13.84	$11.16	$8.92	$14.88	$14.96	$13.49
Number of accumulation units outstanding at end of period	20,181	30,453	33,973	32,890	36,984	47,914	53,990	64,002	76,390	18,052
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during September 2013)
Value at beginning of period	$9.72	$9.59
Value at end of period	$10.16	$9.72
Number of accumulation units outstanding at end of period	2,039	26

CFI 230

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.32	$11.24	$10.26	$10.70	$8.83	$6.86	$11.35	$10.69
Value at end of period	$16.71	$15.32	$11.24	$10.26	$10.70	$8.83	$6.86	$11.35
Number of accumulation units outstanding at end of period	5,341	5,833	4,854	4,487	3,783	3,637	1,736	340
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$21.50	$17.15	$14.37	$15.74	$14.12	$10.39	$16.92	$14.76	$12.46	$11.33
Value at end of period	$21.93	$21.50	$17.15	$14.37	$15.74	$14.12	$10.39	$16.92	$14.76	$12.46
Number of accumulation units outstanding at end of period	12,581	13,240	12,312	14,209	17,976	19,204	19,817	22,209	20,029	7,179
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$79.37	$74.10	$62.03	$76.61	$61.03	$33.97	$66.12	$49.97	$40.38	$28.92
Value at end of period	$74.70	$79.37	$74.10	$62.03	$76.61	$61.03	$33.97	$66.12	$49.97	$40.38
Number of accumulation units outstanding at end of period	26,919	29,805	33,298	33,151	37,535	42,528	38,610	39,851	53,110	14,542
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$32.20	$25.59	$21.34	$23.54	$20.54	$14.86	$25.14	$23.92	$20.56	$18.19
Value at end of period	$32.56	$32.20	$25.59	$21.34	$23.54	$20.54	$14.86	$25.14	$23.92	$20.56
Number of accumulation units outstanding at end of period	52	52	52	349	359	373	319	307	336	66
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2005)
Value at beginning of period	$20.82	$14.93	$12.80	$13.24	$10.86	$8.00	$13.02	$13.34	$11.73	$11.11
Value at end of period	$23.04	$20.82	$14.93	$12.80	$13.24	$10.86	$8.00	$13.02	$13.34	$11.73
Number of accumulation units outstanding at end of period	2,301	3,429	2,399	3,618	3,692	3,606	5,762	7,126	7,787	998
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.60	$12.70	$11.54	$11.89	$10.75	$8.96	$13.09	$12.10	$11.05	$10.61
Value at end of period	$15.59	$14.60	$12.70	$11.54	$11.89	$10.75	$8.96	$13.09	$12.10	$11.05
Number of accumulation units outstanding at end of period	24,850	27,678	27,189	28,289	33,814	36,075	46,317	43,591	61,840	15,096
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.51	$16.17	$15.04	$13.63	$12.75	$10.90	$11.86	$10.85	$10.89	$10.79
Value at end of period	$14.79	$14.51	$16.17	$15.04	$13.63	$12.75	$10.90	$11.86	$10.85	$10.89
Number of accumulation units outstanding at end of period	46,379	55,660	71,972	60,243	59,036	46,515	40,014	24,753	23,310	11,316
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.46	$8.73	$7.88	$10.41	$9.09	$5.26	$12.74	$10.67
Value at end of period	$7.31	$8.46	$8.73	$7.88	$10.41	$9.09	$5.26	$12.74
Number of accumulation units outstanding at end of period	7,231	8,739	11,312	13,253	16,867	24,517	21,863	16,143
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.59	$15.88	$13.84	$14.24	$12.20	$7.69	$12.05	$11.51	$10.74	$10.65
Value at end of period	$17.40	$17.59	$15.88	$13.84	$14.24	$12.20	$7.69	$12.05	$11.51	$10.74
Number of accumulation units outstanding at end of period	10,615	9,883	10,629	11,298	14,218	17,456	18,956	26,903	18,323	2,134
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.36	$10.45	$8.66	$10.23	$8.28	$5.45	$9.38
Value at end of period	$13.45	$13.36	$10.45	$8.66	$10.23	$8.28	$5.45
Number of accumulation units outstanding at end of period	2,160	2,227	2,408	1,855	5,575	6,229	1,648
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2014)
Value at beginning of period	$11.08
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	3,312
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.00	$20.78	$18.16	$18.81	$16.89	$14.37	$13.68	$12.48	$11.13	$11.62
Value at end of period	$21.09	$21.00	$20.78	$18.16	$18.81	$16.89	$14.37	$13.68	$12.48	$11.13
Number of accumulation units outstanding at end of period	65,422	66,852	68,596	67,553	71,487	89,902	71,677	56,231	53,829	10,088

CFI 231

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.19	$11.55	$11.03	$10.48	$9.88	$8.70	$9.67
Value at end of period	$11.67	$11.19	$11.55	$11.03	$10.48	$9.88	$8.70
Number of accumulation units outstanding at end of period	3,854	5,293	7,920	8,866	6,708	5,716	3,461
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$19.37	$14.64	$12.28	$13.06	$11.77	$8.85	$14.69	$13.40	$12.22	$10.82
Value at end of period	$20.92	$19.37	$14.64	$12.28	$13.06	$11.77	$8.85	$14.69	$13.40	$12.22
Number of accumulation units outstanding at end of period	128,301	140,070	154,558	178,664	205,347	247,547	238,743	156,979	154,499	32,998
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$3.65	$7.60	$8.74	$10.92
Value at end of period	$3.30	$3.65	$7.60	$8.74
Number of accumulation units outstanding at end of period	16,628	6,316	5,006	1,517
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.74	$16.23	$15.22	$14.91	$14.02	$12.60	$12.77	$11.80	$11.48	$11.38
Value at end of period	$16.37	$15.74	$16.23	$15.22	$14.91	$14.02	$12.60	$12.77	$11.80	$11.48
Number of accumulation units outstanding at end of period	25,768	37,986	43,285	44,639	46,834	55,341	54,300	38,904	33,800	24,313
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.09	$21.75	$19.36	$19.84	$17.59	$14.92	$21.00	$20.12	$18.50	$17.95
Value at end of period	$26.35	$25.09	$21.75	$19.36	$19.84	$17.59	$14.92	$21.00	$20.12	$18.50
Number of accumulation units outstanding at end of period	154,393	169,655	196,779	198,845	219,984	268,446	274,079	344,529	397,173	150,929
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.91	$14.66	$13.74	$13.40	$11.70	$9.74	$11.66	$10.84	$10.12	$9.98
Value at end of period	$13.81	$13.91	$14.66	$13.74	$13.40	$11.70	$9.74	$11.66	$10.84	$10.12
Number of accumulation units outstanding at end of period	26,545	28,242	35,970	36,903	49,326	47,965	76,222	79,892	98,486	57,415
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.45	$11.08	$11.54	$12.85	$10.68	$7.86	$13.47	$9.68
Value at end of period	$10.85	$12.45	$11.08	$11.54	$12.85	$10.68	$7.86	$13.47
Number of accumulation units outstanding at end of period	82,188	83,393	92,726	96,368	97,385	118,022	101,898	71,519
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.72	$17.59	$15.37	$15.59	$13.82	$10.73	$17.41	$16.40	$14.52	$13.58
Value at end of period	$24.87	$22.72	$17.59	$15.37	$15.59	$13.82	$10.73	$17.41	$16.40	$14.52
Number of accumulation units outstanding at end of period	382,886	425,042	454,739	499,693	539,591	603,771	700,974	780,871	895,372	258,276
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$17.83	$17.08	$15.15	$14.67	$12.99	$8.80	$11.49	$11.30	$10.49	$10.25
Value at end of period	$17.83	$17.83	$17.08	$15.15	$14.67	$12.99	$8.80	$11.49	$11.30	$10.49
Number of accumulation units outstanding at end of period	4,586	8,821	9,506	8,502	7,145	4,559	2,705	5,256	11,288	2,233
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.65	$21.80	$19.27	$19.51	$17.32	$14.22	$22.91	$22.06	$19.48	$18.70
Value at end of period	$32.24	$28.65	$21.80	$19.27	$19.51	$17.32	$14.22	$22.91	$22.06	$19.48
Number of accumulation units outstanding at end of period	117,304	127,320	143,894	150,031	159,467	195,772	205,126	262,914	312,930	244,135
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.36	$25.83	$22.20	$22.72	$18.85	$14.48	$23.45	$22.49	$20.79	$18.92
Value at end of period	$37.21	$34.36	$25.83	$22.20	$22.72	$18.85	$14.48	$23.45	$22.49	$20.79
Number of accumulation units outstanding at end of period	72,725	80,268	91,276	96,922	108,249	132,715	152,651	172,106	180,401	116,592
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.85	$17.62	$15.86	$16.16	$13.31	$10.78	$16.42	$17.71	$15.74	$14.80
Value at end of period	$25.91	$24.85	$17.62	$15.86	$16.16	$13.31	$10.78	$16.42	$17.71	$15.74
Number of accumulation units outstanding at end of period	36,842	43,182	46,081	51,154	58,585	81,074	92,831	111,071	127,955	90,740

CFI 232

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.66	$21.94	$20.28	$19.08	$17.57	$15.93	$17.61	$16.80	$16.33	$16.02
Value at end of period	$22.84	$21.66	$21.94	$20.28	$19.08	$17.57	$15.93	$17.61	$16.80	$16.33
Number of accumulation units outstanding at end of period	66,216	74,832	84,220	95,720	121,805	146,012	158,912	160,354	176,238	62,041
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.76	$8.13	$6.93	$7.98	$7.48	$5.92	$10.01
Value at end of period	$9.08	$9.76	$8.13	$6.93	$7.98	$7.48	$5.92
Number of accumulation units outstanding at end of period	33,954	33,557	31,983	34,769	37,050	50,082	3,345
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.82	$13.20	$11.20	$13.32	$13.15	$10.46	$18.48	$16.48	$12.88	$11.91
Value at end of period	$14.87	$15.82	$13.20	$11.20	$13.32	$13.15	$10.46	$18.48	$16.48	$12.88
Number of accumulation units outstanding at end of period	22,161	24,855	32,052	40,349	55,010	78,546	100,466	108,102	100,267	76,291
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.58	$12.03	$10.31	$10.31
Value at end of period	$17.50	$15.58	$12.03	$10.31
Number of accumulation units outstanding at end of period	115,973	56,001	71,806	69,383
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.44	$9.62	$8.48	$8.29	$7.02	$6.31	$9.13	$9.35
Value at end of period	$13.54	$12.44	$9.62	$8.48	$8.29	$7.02	$6.31	$9.13
Number of accumulation units outstanding at end of period	161,541	135,644	117,329	133,935	137,361	178,785	206,885	239,700
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.99	$18.39	$16.29	$16.56	$12.85	$9.19	$14.91	$11.99	$11.26	$10.32
Value at end of period	$25.82	$23.99	$18.39	$16.29	$16.56	$12.85	$9.19	$14.91	$11.99	$11.26
Number of accumulation units outstanding at end of period	16,123	17,142	11,039	10,829	6,689	7,884	6,487	2,446	5,707	208
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.27	$13.42	$13.57	$13.72	$13.85	$13.96	$13.76	$13.24	$12.77	$12.54
Value at end of period	$13.12	$13.27	$13.42	$13.57	$13.72	$13.85	$13.96	$13.76	$13.24	$12.77
Number of accumulation units outstanding at end of period	96,843	100,988	105,952	128,666	125,613	169,795	201,803	189,178	185,984	61,014
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.73	$10.63	$9.73	$10.28	$8.96	$7.28	$11.25	$10.80	$9.86
Value at end of period	$15.65	$13.73	$10.63	$9.73	$10.28	$8.96	$7.28	$11.25	$10.80
Number of accumulation units outstanding at end of period	13,391	17,078	17,228	20,394	22,545	33,744	34,878	33,068	18,008
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.28	$16.31	$14.41	$13.99	$12.54	$10.70
Value at end of period	$23.80	$21.28	$16.31	$14.41	$13.99	$12.54
Number of accumulation units outstanding at end of period	1,126	791	1,702	1,267	96	66
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.60	$10.42	$9.12	$8.99	$8.11	$6.63	$8.94
Value at end of period	$15.18	$13.60	$10.42	$9.12	$8.99	$8.11	$6.63
Number of accumulation units outstanding at end of period	20,663	11,912	12,216	14,574	9,491	8,501	1,375
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.25	$14.82	$12.93	$13.00	$11.84	$10.05
Value at end of period	$21.36	$19.25	$14.82	$12.93	$13.00	$11.84
Number of accumulation units outstanding at end of period	3,538	3,102	2,994	3,843	2,965	1,726

CFI 233

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.49	$17.62	$15.43	$15.96	$12.83	$11.40
Value at end of period	$25.80	$23.49	$17.62	$15.43	$15.96	$12.83
Number of accumulation units outstanding at end of period	5,358	5,915	5,821	6,393	8,606	5,761
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.11	$11.39	$9.84	$10.15	$8.20	$5.92	$9.34
Value at end of period	$16.84	$15.11	$11.39	$9.84	$10.15	$8.20	$5.92
Number of accumulation units outstanding at end of period	14,969	8,906	5,536	5,342	3,039	5,275	959
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.25	$11.85	$10.33	$10.87	$8.70	$6.95	$10.32
Value at end of period	$16.86	$16.25	$11.85	$10.33	$10.87	$8.70	$6.95
Number of accumulation units outstanding at end of period	5,633	3,982	2,358	1,150	529	574	1,944
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.66	$12.12	$10.64	$10.67	$8.16	$6.30	$9.72	$8.94	$8.03	$7.45
Value at end of period	$17.39	$16.66	$12.12	$10.64	$10.67	$8.16	$6.30	$9.72	$8.94	$8.03
Number of accumulation units outstanding at end of period	11,729	13,161	14,332	12,436	10,166	9,166	6,824	5,023	3,720	2,150
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.25	$33.96	$30.00	$31.12	$25.31	$20.07	$29.44	$28.13	$24.36	$22.35
Value at end of period	$48.71	$46.25	$33.96	$30.00	$31.12	$25.31	$20.07	$29.44	$28.13	$24.36
Number of accumulation units outstanding at end of period	33,044	35,704	38,603	45,379	44,898	50,706	58,496	62,006	74,969	76,125
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.57	$12.58	$11.42	$11.64	$10.58	$8.75	$12.10	$11.70	$10.69	$10.40
Value at end of period	$14.19	$13.57	$12.58	$11.42	$11.64	$10.58	$8.75	$12.10	$11.70	$10.69
Number of accumulation units outstanding at end of period	23,786	22,979	29,745	34,877	46,517	80,898	45,987	48,075	28,240	1,757
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.20	$12.34	$11.01	$11.49	$10.22	$8.22	$12.57	$12.15	$10.92	$10.55
Value at end of period	$14.82	$14.20	$12.34	$11.01	$11.49	$10.22	$8.22	$12.57	$12.15	$10.92
Number of accumulation units outstanding at end of period	45,440	47,337	54,189	57,495	64,088	100,241	61,989	40,204	16,553	1,464
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.85	$12.48	$10.97	$11.64	$10.28	$8.10	$13.01	$12.49	$11.07	$10.79
Value at end of period	$15.52	$14.85	$12.48	$10.97	$11.64	$10.28	$8.10	$13.01	$12.49	$11.07
Number of accumulation units outstanding at end of period	54,985	55,103	61,812	65,899	65,999	81,376	60,945	37,839	23,517	4,488
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.23	$12.48	$10.93	$11.66	$10.24	$7.98	$13.42	$12.83	$11.28	$10.80
Value at end of period	$15.97	$15.23	$12.48	$10.93	$11.66	$10.24	$7.98	$13.42	$12.83	$11.28
Number of accumulation units outstanding at end of period	30,011	31,884	36,531	31,149	38,066	36,848	25,773	14,280	5,417	350
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.08	$12.35	$10.81	$11.72
Value at end of period	$15.84	$15.08	$12.35	$10.81
Number of accumulation units outstanding at end of period	8,819	8,037	863	231
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.74	$10.27	$9.98
Value at end of period	$12.34	$11.74	$10.27
Number of accumulation units outstanding at end of period	295	295	61

CFI 234

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.40	$12.67	$11.68	$11.77	$10.87	$9.38	$11.38	$11.11
Value at end of period	$14.01	$13.40	$12.67	$11.68	$11.77	$10.87	$9.38	$11.38
Number of accumulation units outstanding at end of period	887	219	20	5	65	3,196	5	1,333
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.76	$10.86	$9.81	$9.99	$9.09	$7.46
Value at end of period	$12.27	$11.76	$10.86	$9.81	$9.99	$9.09
Number of accumulation units outstanding at end of period	4,542	5,220	486	219	175	126
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.54	$19.44	$17.51	$17.40	$15.84	$13.60	$18.00	$17.21	$16.06	$15.65
Value at end of period	$22.70	$21.54	$19.44	$17.51	$17.40	$15.84	$13.60	$18.00	$17.21	$16.06
Number of accumulation units outstanding at end of period	14,122	21,406	21,690	20,625	22,240	26,909	39,251	42,056	42,794	28,310
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.21	$18.36	$16.15	$16.83	$15.06	$12.16	$19.24	$18.53	$16.56	$15.77
Value at end of period	$23.40	$22.21	$18.36	$16.15	$16.83	$15.06	$12.16	$19.24	$18.53	$16.56
Number of accumulation units outstanding at end of period	38,786	43,378	46,658	48,132	53,867	68,921	79,897	79,014	88,680	78,752
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.45	$18.61	$16.57	$16.86	$15.22	$12.64	$18.39	$17.64	$16.05	$15.50
Value at end of period	$22.62	$21.45	$18.61	$16.57	$16.86	$15.22	$12.64	$18.39	$17.64	$16.05
Number of accumulation units outstanding at end of period	31,918	34,271	40,863	45,610	59,500	78,726	86,697	88,914	95,783	91,280
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.73	$12.18	$11.86	$11.19	$10.67	$10.19	$9.90
Value at end of period	$12.26	$11.73	$12.18	$11.86	$11.19	$10.67	$10.19
Number of accumulation units outstanding at end of period	9,635	9,873	9,868	13,009	10,490	3,048	4,568
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$19.37
Value at end of period	$19.98
Number of accumulation units outstanding at end of period	2,678
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$25.49	$19.63	$17.07	$17.83	$14.78	$11.02	$15.18	$15.81	$13.86	$12.99
Value at end of period	$28.34	$25.49	$19.63	$17.07	$17.83	$14.78	$11.02	$15.18	$15.81	$13.86
Number of accumulation units outstanding at end of period	3,277	4,012	4,240	4,083	5,326	6,075	5,153	5,203	10,553	6,481
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.30	$21.35	$18.05	$17.86	$14.28	$10.68	$18.40	$17.54	$15.39	$14.51
Value at end of period	$30.22	$29.30	$21.35	$18.05	$17.86	$14.28	$10.68	$18.40	$17.54	$15.39
Number of accumulation units outstanding at end of period	28,354	30,410	32,483	33,084	38,797	43,569	47,093	45,358	50,549	20,706
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.24	$11.91	$9.56	$10.19	$8.86	$6.70	$9.74
Value at end of period	$13.80	$12.24	$11.91	$9.56	$10.19	$8.86	$6.70
Number of accumulation units outstanding at end of period	29,076	29,207	35,252	37,422	51,877	59,191	54,037
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.89	$12.78	$11.19	$10.34	$8.17	$6.08	$10.01	$12.31	$10.33
Value at end of period	$16.56	$12.89	$12.78	$11.19	$10.34	$8.17	$6.08	$10.01	$12.31
Number of accumulation units outstanding at end of period	27,853	17,160	20,139	17,146	22,553	22,483	23,845	22,025	17,213

CFI 235

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.50	$19.14	$17.25	$18.30	$16.52	$12.70	$21.14	$20.53	$18.24	$17.76
Value at end of period	$28.43	$25.50	$19.14	$17.25	$18.30	$16.52	$12.70	$21.14	$20.53	$18.24
Number of accumulation units outstanding at end of period	1,183	1,291	2,574	2,026	2,547	4,110	3,212	5,494	4,417	3,205
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.33	$11.08	$9.81	$10.20	$8.24	$6.68	$10.25	$10.07	$9.46
Value at end of period	$15.81	$15.33	$11.08	$9.81	$10.20	$8.24	$6.68	$10.25	$10.07
Number of accumulation units outstanding at end of period	5,031	6,320	5,698	7,856	6,845	7,738	6,272	4,515	20
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$20.87	$15.52	$13.70	$15.56	$12.26	$8.91	$14.81	$13.09	$11.83	$11.34
Value at end of period	$21.87	$20.87	$15.52	$13.70	$15.56	$12.26	$8.91	$14.81	$13.09	$11.83
Number of accumulation units outstanding at end of period	11,560	13,453	15,636	25,163	28,855	21,206	20,336	20,436	20,812	2,895
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.15	$14.35	$12.23	$12.64	$11.10	$8.74	$13.92	$14.41	$12.58	$12.30
Value at end of period	$20.66	$19.15	$14.35	$12.23	$12.64	$11.10	$8.74	$13.92	$14.41	$12.58
Number of accumulation units outstanding at end of period	15,378	17,445	13,728	17,880	19,494	25,134	23,297	24,987	24,864	6,189
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.35	$14.04	$12.59	$12.88	$11.60	$9.56	$12.62	$12.33	$11.07	$10.33
Value at end of period	$18.68	$17.35	$14.04	$12.59	$12.88	$11.60	$9.56	$12.62	$12.33	$11.07
Number of accumulation units outstanding at end of period	94,289	90,749	127,399	106,340	121,148	146,129	173,779	202,843	236,757	159,936
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.01	$12.85	$11.35	$11.73	$10.55	$8.61	$12.85	$12.67	$11.05	$10.93
Value at end of period	$18.51	$17.01	$12.85	$11.35	$11.73	$10.55	$8.61	$12.85	$12.67	$11.05
Number of accumulation units outstanding at end of period	13,222	13,559	15,545	18,508	18,517	19,659	20,661	16,290	15,542	2,792
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$21.23	$22.78	$19.35	$23.95	$20.14	$11.88	$24.65	$18.01	$13.41	$11.60
Value at end of period	$21.18	$21.23	$22.78	$19.35	$23.95	$20.14	$11.88	$24.65	$18.01	$13.41
Number of accumulation units outstanding at end of period	13,740	9,542	12,463	12,805	15,884	19,215	23,371	26,816	21,219	2,733
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.28	$20.98	$17.68	$17.56	$14.45	$11.63	$17.57	$17.37	$15.08	$14.06
Value at end of period	$31.01	$27.28	$20.98	$17.68	$17.56	$14.45	$11.63	$17.57	$17.37	$15.08
Number of accumulation units outstanding at end of period	7,203	6,952	5,259	8,575	9,169	10,445	10,941	15,043	17,947	6,179
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$21.74	$15.83	$13.49	$13.83	$11.04	$8.77	$12.66	$13.03	$11.30	$11.20
Value at end of period	$23.29	$21.74	$15.83	$13.49	$13.83	$11.04	$8.77	$12.66	$13.03	$11.30
Number of accumulation units outstanding at end of period	6,156	4,226	3,704	3,436	3,032	2,739	1,674	2,145	1,527	458
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.12	$15.22	$12.65	$13.93	$12.14	$8.80	$14.91	$14.15	$12.13	$10.42
Value at end of period	$19.34	$19.12	$15.22	$12.65	$13.93	$12.14	$8.80	$14.91	$14.15	$12.13
Number of accumulation units outstanding at end of period	216,109	215,983	253,995	257,763	300,492	348,809	368,464	440,703	503,672	360,152
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2006)
Value at beginning of period	$18.86	$16.98	$14.78	$15.06	$12.80	$7.75	$11.10	$10.58	$10.16
Value at end of period	$18.71	$18.86	$16.98	$14.78	$15.06	$12.80	$7.75	$11.10	$10.58
Number of accumulation units outstanding at end of period	6,510	4,662	5,804	1,694	1,227	2,331	858	549	64

CFI 236

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$18.93	$15.67	$13.85	$13.61	$12.08	$9.17	$12.79	$12.40	$10.94	$10.73
Value at end of period	$20.99	$18.93	$15.67	$13.85	$13.61	$12.08	$9.17	$12.79	$12.40	$10.94
Number of accumulation units outstanding at end of period	141,731	156,090	158,166	150,227	154,831	142,638	117,937	103,974	64,899	5,221
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.89	$15.63	$13.62	$14.31	$11.26	$7.78	$13.84	$12.35	$11.45	$10.24
Value at end of period	$23.10	$20.89	$15.63	$13.62	$14.31	$11.26	$7.78	$13.84	$12.35	$11.45
Number of accumulation units outstanding at end of period	119,142	122,394	142,654	140,452	153,317	176,871	185,791	220,002	272,350	183,985
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.53	$18.35	$15.83	$16.16	$14.22	$11.51	$18.11	$17.77	$15.10	$14.69
Value at end of period	$24.99	$23.53	$18.35	$15.83	$16.16	$14.22	$11.51	$18.11	$17.77	$15.10
Number of accumulation units outstanding at end of period	23,396	21,904	20,758	22,183	27,945	35,342	35,274	37,594	46,251	16,298
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$35.78	$25.99	$22.11	$22.61	$19.57	$13.85	$24.24	$22.31	$19.92	$18.98
Value at end of period	$38.44	$35.78	$25.99	$22.11	$22.61	$19.57	$13.85	$24.24	$22.31	$19.92
Number of accumulation units outstanding at end of period	45,585	47,876	59,756	57,193	65,975	73,187	63,752	69,959	81,985	55,822
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.96	$14.12	$12.03	$13.88	$12.34	$9.07	$18.18	$15.25	$12.44	$10.80
Value at end of period	$15.60	$15.96	$14.12	$12.03	$13.88	$12.34	$9.07	$18.18	$15.25	$12.44
Number of accumulation units outstanding at end of period	3,806	4,228	4,608	7,376	7,419	8,716	7,371	5,990	2,889	1,214
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.75	$9.04	$7.69	$8.84	$8.22	$6.29	$10.20
Value at end of period	$9.93	$10.75	$9.04	$7.69	$8.84	$8.22	$6.29
Number of accumulation units outstanding at end of period	44,487	53,693	58,373	36,943	46,788	57,156	64,548
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.48	$10.44	$8.67	$9.31	$8.74	$6.68	$11.20	$11.07	$10.81
Value at end of period	$12.96	$13.48	$10.44	$8.67	$9.31	$8.74	$6.68	$11.20	$11.07
Number of accumulation units outstanding at end of period	1,756	1,201	1,251	1,150	602	686	636	1,389	2,935
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.65	$10.46	$8.70	$10.31	$8.35	$5.64	$10.49	$10.53
Value at end of period	$11.96	$12.65	$10.46	$8.70	$10.31	$8.35	$5.64	$10.49
Number of accumulation units outstanding at end of period	26,038	26,026	26,469	25,330	18,723	11,102	7,872	4,389
WANGER SELECT
Value at beginning of period	$20.94	$15.74	$13.44	$16.51	$13.20	$8.03	$15.96	$14.76	$12.47	$11.42
Value at end of period	$21.35	$20.94	$15.74	$13.44	$16.51	$13.20	$8.03	$15.96	$14.76	$12.47
Number of accumulation units outstanding at end of period	20,798	21,640	26,435	30,529	39,157	36,490	38,325	36,933	36,890	2,968
WANGER USA
Value at beginning of period	$21.65	$16.37	$13.80	$14.47	$11.86	$8.44	$14.15	$13.58	$12.74	$11.58
Value at end of period	$22.43	$21.65	$16.37	$13.80	$14.47	$11.86	$8.44	$14.15	$13.58	$12.74
Number of accumulation units outstanding at end of period	6,329	10,367	9,829	11,033	9,952	10,952	13,782	14,889	15,593	1,261
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$17.70	$13.58	$12.21	$11.55	$10.31	$8.76	$13.26	$12.91	$11.07	$10.82
Value at end of period	$19.45	$17.70	$13.58	$12.21	$11.55	$10.31	$8.76	$13.26	$12.91	$11.07
Number of accumulation units outstanding at end of period	32,469	32,927	39,239	43,088	49,817	60,162	60,153	62,681	73,234	20,787

CFI 237

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$33.81	$24.77	$22.09	$22.83	$18.84	$14.68	$21.75	$23.94	$19.95	$18.27
Value at end of period	$35.88	$33.81	$24.77	$22.09	$22.83	$18.84	$14.68	$21.75	$23.94	$19.95
Number of accumulation units outstanding at end of period	31,542	33,256	32,602	33,566	42,598	39,610	46,123	41,654	47,470	7,980

TABLE 27

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during June 2011)
Value at beginning of period	$19.85	$14.91	$13.14	$13.48
Value at end of period	$20.55	$19.85	$14.91	$13.14
Number of accumulation units outstanding at end of period	1,684	273	184	14
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.20	$11.70	$10.65	$10.98	$9.59	$8.46
Value at end of period	$16.00	$14.20	$11.70	$10.65	$10.98	$9.59
Number of accumulation units outstanding at end of period	2,815	985	8,074	7,014	10,857	3,738
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.31	$11.95	$11.03	$10.95	$9.87	$8.94
Value at end of period	$16.51	$15.31	$11.95	$11.03	$10.95	$9.87
Number of accumulation units outstanding at end of period	4,153	3,841	3,115	1,773	1,127	737
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.78	$13.12	$12.45	$11.15	$10.70	$10.28
Value at end of period	$11.95	$11.78	$13.12	$12.45	$11.15	$10.70
Number of accumulation units outstanding at end of period	6,780	6,138	6,101	1,741	4,274	3,791
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2012)
Value at beginning of period	$17.19	$12.02	$11.18
Value at end of period	$18.84	$17.19	$12.02
Number of accumulation units outstanding at end of period	460	7	19
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.64	$9.41	$7.60	$8.29	$7.92	$5.74	$5.71
Value at end of period	$11.39	$11.64	$9.41	$7.60	$8.29	$7.92	$5.74
Number of accumulation units outstanding at end of period	5,489	1,254	1,018	3,035	4	285	470
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during February 2011)
Value at beginning of period	$17.77	$12.45	$10.82	$12.48
Value at end of period	$19.27	$17.77	$12.45	$10.82
Number of accumulation units outstanding at end of period	8,416	4,336	1,930	766

CFI 238

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.64	$17.19	$15.37	$15.65	$12.60	$11.91
Value at end of period	$23.80	$22.64	$17.19	$15.37	$15.65	$12.60
Number of accumulation units outstanding at end of period	2,304	1,177	935	627	0	77
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.14	$18.99	$17.39	$16.83	$15.20	$12.28	$18.09	$17.82	$16.58	$15.88
Value at end of period	$23.98	$22.14	$18.99	$17.39	$16.83	$15.20	$12.28	$18.09	$17.82	$16.58
Number of accumulation units outstanding at end of period	5,362	5,301	9,475	7,707	6,421	5,411	6,665	5,606	16,044	17,247
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.02	$10.82	$9.46	$9.27
Value at end of period	$14.17	$11.02	$10.82	$9.46
Number of accumulation units outstanding at end of period	2,733	4	0	266
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.29	$9.51	$8.37	$8.93	$7.77	$5.99
Value at end of period	$13.57	$12.29	$9.51	$8.37	$8.93	$7.77
Number of accumulation units outstanding at end of period	5,988	3,252	2,169	1,830	3,065	43
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.03	$10.51	$9.13	$9.65	$7.95	$6.08	$7.07
Value at end of period	$15.53	$14.03	$10.51	$9.13	$9.65	$7.95	$6.08
Number of accumulation units outstanding at end of period	3,335	177	43	7,981	7,153	28	1,086
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.18	$17.00	$14.43	$16.90	$15.64	$11.38	$19.37	$16.49	$13.70	$11.45
Value at end of period	$19.41	$20.18	$17.00	$14.43	$16.90	$15.64	$11.38	$19.37	$16.49	$13.70
Number of accumulation units outstanding at end of period	23,380	18,334	30,154	23,078	28,714	23,499	9,980	12,276	8,646	4,357
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.32	$32.63	$28.36	$29.45	$25.43	$18.96	$33.39	$28.74	$26.03	$22.53
Value at end of period	$46.81	$42.32	$32.63	$28.36	$29.45	$25.43	$18.96	$33.39	$28.74	$26.03
Number of accumulation units outstanding at end of period	26,143	20,086	45,737	51,767	53,378	80,196	53,125	63,422	73,890	67,723
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.09	$22.19	$19.14	$19.19	$16.86	$13.11	$23.13	$23.06	$19.42	$18.56
Value at end of period	$30.18	$28.09	$22.19	$19.14	$19.19	$16.86	$13.11	$23.13	$23.06	$19.42
Number of accumulation units outstanding at end of period	8,769	12,836	16,005	24,054	34,666	49,321	42,895	56,507	62,250	47,941
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.60	$19.74	$17.42	$17.60	$14.34	$11.31	$21.68	$17.28	$16.37	$15.66
Value at end of period	$29.25	$26.60	$19.74	$17.42	$17.60	$14.34	$11.31	$21.68	$17.28	$16.37
Number of accumulation units outstanding at end of period	14,607	13,451	22,372	36,160	45,184	65,323	59,660	73,333	94,279	86,202
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.32	$17.32	$14.52	$17.74	$15.87	$12.69	$22.86	$19.72	$16.90	$14.37
Value at end of period	$20.27	$22.32	$17.32	$14.52	$17.74	$15.87	$12.69	$22.86	$19.72	$16.90
Number of accumulation units outstanding at end of period	3,550	3,602	4,810	10,645	11,970	12,748	9,198	10,930	15,843	9,272
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$28.29	$21.01	$17.96	$18.89	$14.91	$11.68	$17.65	$18.30	$15.83	$14.73
Value at end of period	$28.11	$28.29	$21.01	$17.96	$18.89	$14.91	$11.68	$17.65	$18.30	$15.83
Number of accumulation units outstanding at end of period	1,799	2,564	12,258	15,052	19,302	24,341	16,535	10,934	9,892	8,091
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.19	$10.15	$8.77	$9.05	$8.04	$6.10	$7.10
Value at end of period	$14.19	$13.19	$10.15	$8.77	$9.05	$8.04	$6.10
Number of accumulation units outstanding at end of period	12,391	2,518	1,918	213	10,876	10,182	256

CFI 239

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.59	$13.78	$12.64	$13.64	$12.27	$11.17
Value at end of period	$18.16	$17.59	$13.78	$12.64	$13.64	$12.27
Number of accumulation units outstanding at end of period	44	6	2	0	910	934
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.76	$35.94	$37.16
Value at end of period	$53.31	$49.76	$35.94
Number of accumulation units outstanding at end of period	1,973	1,848	2,143
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.35	$11.24	$9.98	$10.11	$9.34	$7.37	$10.68	$9.99	$8.67	$8.33
Value at end of period	$15.33	$14.35	$11.24	$9.98	$10.11	$9.34	$7.37	$10.68	$9.99	$8.67
Number of accumulation units outstanding at end of period	6,333	5,952	6,178	26,534	31,273	33,443	44,764	54,313	61,963	19,431
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during January 2010)
Value at beginning of period	$42.67	$35.94	$32.02	$31.88	$29.11
Value at end of period	$45.75	$42.67	$35.94	$32.02	$31.88
Number of accumulation units outstanding at end of period	0	0	35	35	35
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$31.32	$23.95	$20.66	$21.21	$17.06	$11.92	$19.54
Value at end of period	$34.82	$31.32	$23.95	$20.66	$21.21	$17.06	$11.92
Number of accumulation units outstanding at end of period	0	0	0	677	629	574	504
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$24.45	$19.26	$16.24	$19.05	$16.64	$12.23	$18.22
Value at end of period	$25.95	$24.45	$19.26	$16.24	$19.05	$16.64	$12.23
Number of accumulation units outstanding at end of period	0	0	0	196	177	158	135
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.20	$8.55	$8.21	$8.82	$7.25	$5.31	$8.66
Value at end of period	$12.61	$11.20	$8.55	$8.21	$8.82	$7.25	$5.31
Number of accumulation units outstanding at end of period	630	570	2,160	2,186	483	6,064	1,689
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during March 2009)
Value at beginning of period	$16.69	$12.46	$10.86	$11.20	$9.08	$6.33
Value at end of period	$17.32	$16.69	$12.46	$10.86	$11.20	$9.08
Number of accumulation units outstanding at end of period	42	28	99	42	5,006	5,930
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.04	$14.79	$13.07	$13.78	$11.12	$8.88	$14.83	$14.92	$13.46	$12.58
Value at end of period	$20.98	$19.04	$14.79	$13.07	$13.78	$11.12	$8.88	$14.83	$14.92	$13.46
Number of accumulation units outstanding at end of period	5,701	3,531	8,401	8,304	7,622	14,278	11,888	13,420	17,462	30,949
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.00
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	2,113
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.26	$11.20	$10.23	$10.68	$8.82	$6.85	$11.34	$10.70	$9.31
Value at end of period	$16.63	$15.26	$11.20	$10.23	$10.68	$8.82	$6.85	$11.34	$10.70
Number of accumulation units outstanding at end of period	6,221	5,658	6,966	4,825	3,469	1,891	319	913	400

CFI 240

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$21.40	$17.08	$14.31	$15.68	$14.08	$10.37	$16.88	$14.74	$12.45	$11.32
Value at end of period	$21.81	$21.40	$17.08	$14.31	$15.68	$14.08	$10.37	$16.88	$14.74	$12.45
Number of accumulation units outstanding at end of period	13,085	8,581	14,720	16,606	9,883	12,000	7,630	8,644	5,026	3,705
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$78.85	$73.64	$61.68	$76.21	$60.74	$33.83	$65.88	$49.81	$40.27	$28.86
Value at end of period	$74.16	$78.85	$73.64	$61.68	$76.21	$60.74	$33.83	$65.88	$49.81	$40.27
Number of accumulation units outstanding at end of period	4,508	3,113	9,208	8,668	5,672	4,866	2,890	4,284	5,761	3,432
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during January 2010)
Value at beginning of period	$31.95	$25.40	$21.20	$23.39	$19.80
Value at end of period	$32.29	$31.95	$25.40	$21.20	$23.39
Number of accumulation units outstanding at end of period	0	0	20	20	20
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$20.73	$14.88	$12.76	$13.21	$10.83	$7.99	$13.01	$13.33	$11.73	$11.76
Value at end of period	$22.92	$20.73	$14.88	$12.76	$13.21	$10.83	$7.99	$13.01	$13.33	$11.73
Number of accumulation units outstanding at end of period	1,945	1,430	2,422	2,454	2,931	2,156	1,089	1,223	369	5
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.51	$12.62	$11.48	$11.83	$10.70	$8.93	$13.04	$12.06	$11.02	$10.59
Value at end of period	$15.48	$14.51	$12.62	$11.48	$11.83	$10.70	$8.93	$13.04	$12.06	$11.02
Number of accumulation units outstanding at end of period	6,576	3,493	8,798	5,744	5,552	8,500	4,909	9,717	5,753	8,650
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.44	$16.10	$14.99	$13.58	$12.71	$10.87	$11.84	$10.84	$10.88	$10.79
Value at end of period	$14.71	$14.44	$16.10	$14.99	$13.58	$12.71	$10.87	$11.84	$10.84	$10.88
Number of accumulation units outstanding at end of period	11,378	9,558	15,217	10,898	9,747	16,212	6,535	5,680	6,893	5,608
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.43	$8.70	$7.86	$10.39	$9.07	$5.26	$12.73	$11.28
Value at end of period	$7.28	$8.43	$8.70	$7.86	$10.39	$9.07	$5.26	$12.73
Number of accumulation units outstanding at end of period	4,045	3,333	6,319	6,268	5,400	2,721	2,065	4,467
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.51	$15.81	$13.79	$14.19	$12.17	$7.67	$12.03	$11.50	$10.73	$10.65
Value at end of period	$17.31	$17.51	$15.81	$13.79	$14.19	$12.17	$7.67	$12.03	$11.50	$10.73
Number of accumulation units outstanding at end of period	2,235	675	2,530	2,817	3,054	3,435	2,520	1,741	1,078	381
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.33	$10.43	$8.65	$10.22	$8.27	$7.80
Value at end of period	$13.41	$13.33	$10.43	$8.65	$10.22	$8.27
Number of accumulation units outstanding at end of period	662	0	531	1,858	660	38
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.90	$20.69	$18.09	$18.75	$16.84	$14.34	$13.65	$12.47	$11.12	$11.61
Value at end of period	$20.98	$20.90	$20.69	$18.09	$18.75	$16.84	$14.34	$13.65	$12.47	$11.12
Number of accumulation units outstanding at end of period	14,893	11,670	16,571	17,776	23,231	15,901	4,362	5,820	6,150	2,887
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.16	$11.52	$11.01	$10.46	$9.87	$8.70	$9.69
Value at end of period	$11.63	$11.16	$11.52	$11.01	$10.46	$9.87	$8.70
Number of accumulation units outstanding at end of period	2,986	22,868	18,837	14,561	937	1,422	3,390
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$19.27	$14.58	$12.24	$13.02	$11.73	$8.83	$14.66	$13.38	$12.21	$10.82
Value at end of period	$20.81	$19.27	$14.58	$12.24	$13.02	$11.73	$8.83	$14.66	$13.38	$12.21
Number of accumulation units outstanding at end of period	32,217	20,739	30,223	28,207	31,818	33,967	17,588	18,292	20,426	26,926

CFI 241

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$3.64	$7.59	$8.74	$10.89
Value at end of period	$3.30	$3.64	$7.59	$8.74
Number of accumulation units outstanding at end of period	1,274	728	261	47
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.65	$16.15	$15.15	$14.85	$13.97	$12.55	$12.73	$11.78	$11.46	$11.36
Value at end of period	$16.27	$15.65	$16.15	$15.15	$14.85	$13.97	$12.55	$12.73	$11.78	$11.46
Number of accumulation units outstanding at end of period	15,465	9,064	21,194	18,134	18,116	25,607	23,609	27,138	23,365	18,181
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.87	$21.57	$19.21	$19.70	$17.47	$14.83	$20.87	$20.01	$18.41	$17.88
Value at end of period	$26.10	$24.87	$21.57	$19.21	$19.70	$17.47	$14.83	$20.87	$20.01	$18.41
Number of accumulation units outstanding at end of period	4,596	4,208	7,544	13,186	13,315	28,081	15,527	25,177	32,683	44,298
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.71	$14.60	$13.69	$13.36	$11.56	$9.71	$11.64	$10.83	$10.11	$9.98
Value at end of period	$13.74	$13.71	$14.60	$13.69	$13.36	$11.56	$9.71	$11.64	$10.83	$10.11
Number of accumulation units outstanding at end of period	10,112	9,248	19,221	30,080	48,231	64,383	63,282	65,624	65,199	59,076
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.40	$11.05	$11.51	$12.82	$10.67	$7.85	$13.47	$9.68
Value at end of period	$10.81	$12.40	$11.05	$11.51	$12.82	$10.67	$7.85	$13.47
Number of accumulation units outstanding at end of period	7,498	5,492	8,760	10,761	13,303	19,308	8,373	19,633
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.52	$17.45	$15.25	$15.48	$13.72	$10.66	$17.31	$16.31	$14.45	$13.53
Value at end of period	$24.64	$22.52	$17.45	$15.25	$15.48	$13.72	$10.66	$17.31	$16.31	$14.45
Number of accumulation units outstanding at end of period	38,486	23,419	35,212	35,570	42,547	47,768	40,050	49,369	63,530	59,264
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.75	$17.01	$15.10	$14.63	$12.96	$8.78	$11.47	$11.29	$10.49	$10.45
Value at end of period	$17.74	$17.75	$17.01	$15.10	$14.63	$12.96	$8.78	$11.47	$11.29	$10.49
Number of accumulation units outstanding at end of period	2,537	1,544	2,459	3,318	4,282	4,162	2,612	1,035	523	186
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.40	$21.62	$19.12	$19.37	$17.20	$14.13	$22.78	$21.95	$19.39	$18.62
Value at end of period	$31.95	$28.40	$21.62	$19.12	$19.37	$17.20	$14.13	$22.78	$21.95	$19.39
Number of accumulation units outstanding at end of period	8,647	6,699	17,221	22,163	29,870	40,419	36,043	61,315	70,761	77,604
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.09	$25.64	$22.05	$22.57	$18.74	$14.40	$23.34	$22.39	$20.71	$18.86
Value at end of period	$36.90	$34.09	$25.64	$22.05	$22.57	$18.74	$14.40	$23.34	$22.39	$20.71
Number of accumulation units outstanding at end of period	13,239	11,481	16,922	19,580	33,316	52,801	29,270	40,565	55,277	47,243
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.66	$17.49	$15.75	$16.06	$13.23	$10.72	$16.34	$17.64	$15.68	$14.75
Value at end of period	$25.69	$24.66	$17.49	$15.75	$16.06	$13.23	$10.72	$16.34	$17.64	$15.68
Number of accumulation units outstanding at end of period	15,797	17,161	20,625	18,575	18,243	29,637	13,078	20,960	24,855	20,641
VOYA INDEX SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$15.23	$14.63
Value at end of period	$15.91	$15.23
Number of accumulation units outstanding at end of period	10,451	5,133
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$17.18	$15.80
Value at end of period	$17.94	$17.18
Number of accumulation units outstanding at end of period	30,062	11,802

CFI 242

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$18.46	$16.50
Value at end of period	$19.32	$18.46
Number of accumulation units outstanding at end of period	24,273	9,374
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$19.32	$16.83
Value at end of period	$20.24	$19.32
Number of accumulation units outstanding at end of period	22,937	12,340
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$15.28	$13.32
Value at end of period	$16.06	$15.28
Number of accumulation units outstanding at end of period	5,473	2,272
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.47	$21.75	$20.13	$18.94	$17.45	$15.83	$17.51	$16.71	$16.25	$15.95
Value at end of period	$22.63	$21.47	$21.75	$20.13	$18.94	$17.45	$15.83	$17.51	$16.71	$16.25
Number of accumulation units outstanding at end of period	12,272	10,601	15,700	23,276	30,972	39,306	44,153	57,372	66,886	50,430
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.73	$8.11	$6.92	$7.97	$7.48	$5.27
Value at end of period	$9.05	$9.73	$8.11	$6.92	$7.97	$7.48
Number of accumulation units outstanding at end of period	5,231	2,891	5,472	7,185	7,906	8,312
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.72	$13.13	$11.14	$13.26	$13.09	$10.42	$18.42	$16.44	$12.85	$11.89
Value at end of period	$14.77	$15.72	$13.13	$11.14	$13.26	$13.09	$10.42	$18.42	$16.44	$12.85
Number of accumulation units outstanding at end of period	2,811	1,153	2,511	2,191	9,118	16,242	7,374	3,983	4,691	5,164
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.55	$12.02	$10.30	$10.31
Value at end of period	$17.46	$15.55	$12.02	$10.30
Number of accumulation units outstanding at end of period	20,826	10,415	9,715	13,040
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.39	$9.58	$8.46	$8.27	$7.01	$6.30	$9.12	$9.35
Value at end of period	$13.48	$12.39	$9.58	$8.46	$8.27	$7.01	$6.30	$9.12
Number of accumulation units outstanding at end of period	59,904	25,510	33,645	37,806	10,651	29,670	12,131	14,760
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.84	$18.29	$16.21	$16.49	$12.80	$9.16	$14.86	$11.96	$11.23	$10.30
Value at end of period	$25.64	$23.84	$18.29	$16.21	$16.49	$12.80	$9.16	$14.86	$11.96	$11.23
Number of accumulation units outstanding at end of period	3,967	4,633	5,221	3,291	1,552	4,821	2,662	1,960	2,702	1,260
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.15	$13.31	$13.47	$13.62	$13.76	$13.88	$13.68	$13.17	$12.71	$12.48
Value at end of period	$13.00	$13.15	$13.31	$13.47	$13.62	$13.76	$13.88	$13.68	$13.17	$12.71
Number of accumulation units outstanding at end of period	41,539	56,621	76,111	78,429	75,578	94,130	60,966	109,772	90,227	65,703
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.67	$10.59	$9.70	$10.26	$8.94	$7.27	$11.24	$10.80	$10.27
Value at end of period	$15.58	$13.67	$10.59	$9.70	$10.26	$8.94	$7.27	$11.24	$10.80
Number of accumulation units outstanding at end of period	2,197	2,380	6,526	4,900	4,502	5,995	4,298	3,634	6

CFI 243

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.23	$16.28	$14.39	$13.98	$12.54	$10.70
Value at end of period	$23.73	$21.23	$16.28	$14.39	$13.98	$12.54
Number of accumulation units outstanding at end of period	541	2,177	1,732	170	2,959	920
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.56	$10.39	$9.10	$8.98	$8.10	$6.63	$9.31
Value at end of period	$15.13	$13.56	$10.39	$9.10	$8.98	$8.10	$6.63
Number of accumulation units outstanding at end of period	7,406	1,061	1,166	4,542	4,944	5,126	23
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.21	$14.79	$12.91	$12.99	$11.83	$10.05
Value at end of period	$21.30	$19.21	$14.79	$12.91	$12.99	$11.83
Number of accumulation units outstanding at end of period	959	1,255	1,261	243	160	258
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.44	$17.58	$15.41	$15.94	$12.82	$11.40
Value at end of period	$25.73	$23.44	$17.58	$15.41	$15.94	$12.82
Number of accumulation units outstanding at end of period	810	204	212	640	3,093	1,125
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.07	$11.36	$9.83	$10.13	$8.19	$5.47
Value at end of period	$16.78	$15.07	$11.36	$9.83	$10.13	$8.19
Number of accumulation units outstanding at end of period	3,451	1,589	1,953	579	1,224	1,053
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.21	$11.82	$10.31	$10.86	$8.69	$6.95	$9.69
Value at end of period	$16.80	$16.21	$11.82	$10.31	$10.86	$8.69	$6.95
Number of accumulation units outstanding at end of period	2,515	1,228	1,164	256	1,828	1,481	181
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.55	$12.05	$10.59	$10.62	$8.12	$6.27	$9.69	$8.91	$8.01	$7.43
Value at end of period	$17.28	$16.55	$12.05	$10.59	$10.62	$8.12	$6.27	$9.69	$8.91	$8.01
Number of accumulation units outstanding at end of period	1,205	165	3,787	1,155	1,054	4,543	3,260	2,802	3,845	3,387
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$45.86	$33.69	$29.78	$30.90	$25.15	$19.95	$29.29	$27.99	$24.25	$22.26
Value at end of period	$48.28	$45.86	$33.69	$29.78	$30.90	$25.15	$19.95	$29.29	$27.99	$24.25
Number of accumulation units outstanding at end of period	4,145	3,882	6,230	7,578	10,137	10,298	4,544	8,816	14,749	19,364
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.51	$12.54	$11.38	$11.60	$10.56	$8.73	$12.09	$11.69	$10.68	$10.35
Value at end of period	$14.12	$13.51	$12.54	$11.38	$11.60	$10.56	$8.73	$12.09	$11.69	$10.68
Number of accumulation units outstanding at end of period	9,139	7,891	13,901	24,414	28,164	21,220	6,739	3,858	352	44
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$14.13	$12.30	$10.97	$11.46	$10.19	$8.20	$12.55	$12.14	$10.91	$10.38
Value at end of period	$14.74	$14.13	$12.30	$10.97	$11.46	$10.19	$8.20	$12.55	$12.14	$10.91
Number of accumulation units outstanding at end of period	35,745	27,845	39,040	60,115	66,135	40,897	22,182	9,322	5,562	2,634
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.79	$12.44	$10.94	$11.60	$10.25	$8.08	$12.99	$12.48	$11.07	$10.50
Value at end of period	$15.44	$14.79	$12.44	$10.94	$11.60	$10.25	$8.08	$12.99	$12.48	$11.07
Number of accumulation units outstanding at end of period	46,020	34,617	44,828	39,426	36,169	23,877	11,383	13,813	2,550	82

CFI 244

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.16	$12.43	$10.89	$11.62	$10.22	$7.96	$13.40	$12.82	$11.28	$10.53
Value at end of period	$15.89	$15.16	$12.43	$10.89	$11.62	$10.22	$7.96	$13.40	$12.82	$11.28
Number of accumulation units outstanding at end of period	29,688	22,901	26,985	45,185	37,286	35,894	13,003	15,054	2,225	323
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$15.05	$12.33	$10.80	$11.53	$10.84
Value at end of period	$15.80	$15.05	$12.33	$10.80	$11.53
Number of accumulation units outstanding at end of period	6,756	2,865	1,132	517	26
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.71	$10.25	$9.12	$9.46	$8.37
Value at end of period	$12.30	$11.71	$10.25	$9.12	$9.46
Number of accumulation units outstanding at end of period	312	127	43	677	265
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.34	$12.62	$11.64	$11.74	$10.84	$9.36	$11.37	$10.93	$10.42
Value at end of period	$13.94	$13.34	$12.62	$11.64	$11.74	$10.84	$9.36	$11.37	$10.93
Number of accumulation units outstanding at end of period	370	327	461	84	98	294	37	337	129
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.72	$10.83	$9.79	$9.98	$9.08	$7.52
Value at end of period	$12.23	$11.72	$10.83	$9.79	$9.98	$9.08
Number of accumulation units outstanding at end of period	739	578	24	0	249	8
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.35	$19.28	$17.37	$17.27	$15.74	$13.51	$17.89	$17.12	$15.98	$15.58
Value at end of period	$22.49	$21.35	$19.28	$17.37	$17.27	$15.74	$13.51	$17.89	$17.12	$15.98
Number of accumulation units outstanding at end of period	4,815	3,761	2,963	5,341	4,775	5,581	5,189	8,445	6,303	3,972
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.02	$18.21	$16.02	$16.70	$14.95	$12.08	$19.13	$18.43	$16.48	$15.70
Value at end of period	$23.19	$22.02	$18.21	$16.02	$16.70	$14.95	$12.08	$19.13	$18.43	$16.48
Number of accumulation units outstanding at end of period	6,877	4,571	7,519	8,352	9,427	10,599	9,594	16,470	21,194	17,403
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.26	$18.45	$16.44	$16.74	$15.12	$12.56	$18.28	$17.54	$15.97	$15.44
Value at end of period	$22.41	$21.26	$18.45	$16.44	$16.74	$15.12	$12.56	$18.28	$17.54	$15.97
Number of accumulation units outstanding at end of period	17,786	10,523	14,846	16,255	14,388	16,476	12,123	17,776	18,294	17,281
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.70	$12.15	$11.84	$11.18	$10.66	$10.19	$9.61
Value at end of period	$12.22	$11.70	$12.15	$11.84	$11.18	$10.66	$10.19
Number of accumulation units outstanding at end of period	2,487	1,857	1,555	2,209	896	940	17
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$17.74	$13.60	$12.41
Value at end of period	$19.87	$17.74	$13.60
Number of accumulation units outstanding at end of period	2,145	1,414	926
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$25.34	$19.52	$16.98	$17.75	$14.72	$10.98	$15.13	$15.77	$13.83	$12.98
Value at end of period	$28.16	$25.34	$19.52	$16.98	$17.75	$14.72	$10.98	$15.13	$15.77	$13.83
Number of accumulation units outstanding at end of period	1,866	1,620	4,070	2,347	2,836	4,756	853	3,625	4,969	2,082

CFI 245

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.13	$21.23	$17.96	$17.78	$14.22	$10.65	$18.34	$17.50	$15.37	$14.49
Value at end of period	$30.03	$29.13	$21.23	$17.96	$17.78	$14.22	$10.65	$18.34	$17.50	$15.37
Number of accumulation units outstanding at end of period	5,205	4,161	8,880	9,649	10,052	13,309	10,006	13,176	13,409	9,472
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.21	$11.88	$9.54	$10.18	$8.86	$6.70	$9.74
Value at end of period	$13.76	$12.21	$11.88	$9.54	$10.18	$8.86	$6.70
Number of accumulation units outstanding at end of period	3,481	4,637	5,252	3,427	3,358	9,242	5,878
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.85	$12.74	$11.16	$10.31	$8.16	$6.07	$10.00	$12.30	$11.24
Value at end of period	$16.48	$12.85	$12.74	$11.16	$10.31	$8.16	$6.07	$10.00	$12.30
Number of accumulation units outstanding at end of period	7,083	5,694	7,550	9,724	7,544	3,649	1,941	730	6,190
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.34	$19.03	$17.16	$18.22	$16.46	$12.65	$21.07	$20.48	$18.20	$17.73
Value at end of period	$28.25	$25.34	$19.03	$17.16	$18.22	$16.46	$12.65	$21.07	$20.48	$18.20
Number of accumulation units outstanding at end of period	2,961	2,883	3,291	2,662	3,366	3,390	1,442	730	1,038	1,089
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.27	$11.04	$9.79	$10.18	$8.22	$6.67	$10.24	$10.19
Value at end of period	$15.74	$15.27	$11.04	$9.79	$10.18	$8.22	$6.67	$10.24
Number of accumulation units outstanding at end of period	2,297	1,079	1,007	367	639	2,005	1,912	1,086
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$20.78	$15.46	$13.65	$15.52	$12.23	$8.90	$14.79	$13.08	$11.83	$11.49
Value at end of period	$21.77	$20.78	$15.46	$13.65	$15.52	$12.23	$8.90	$14.79	$13.08	$11.83
Number of accumulation units outstanding at end of period	1,300	1,423	1,581	2,975	4,847	3,644	2,845	955	136	596
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.04	$14.27	$12.17	$12.58	$11.06	$8.71	$13.88	$14.37	$12.56	$12.28
Value at end of period	$20.53	$19.04	$14.27	$12.17	$12.58	$11.06	$8.71	$13.88	$14.37	$12.56
Number of accumulation units outstanding at end of period	3,124	3,082	4,622	2,702	5,892	13,994	4,314	5,370	8,121	5,424
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.68	$13.51	$12.53	$12.82	$11.18	$9.22	$12.59	$11.90	$11.06	$10.15
Value at end of period	$18.57	$16.68	$13.51	$12.53	$12.82	$11.18	$9.22	$12.59	$11.90	$11.06
Number of accumulation units outstanding at end of period	23,105	15,872	29,731	56,344	72,943	95,098	68,007	107,065	153,266	131,180
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$16.93	$12.80	$11.31	$11.70	$10.52	$8.59	$12.83	$12.66	$11.05	$10.33
Value at end of period	$18.42	$16.93	$12.80	$11.31	$11.70	$10.52	$8.59	$12.83	$12.66	$11.05
Number of accumulation units outstanding at end of period	3,043	1,503	5,007	4,180	3,491	4,621	2,463	1,550	865	162
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$21.14	$22.70	$19.29	$23.88	$20.09	$11.85	$24.62	$17.99	$13.41	$11.76
Value at end of period	$21.08	$21.14	$22.70	$19.29	$23.88	$20.09	$11.85	$24.62	$17.99	$13.41
Number of accumulation units outstanding at end of period	3,973	3,171	4,339	2,365	3,028	2,594	1,268	2,886	2,323	578
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.12	$20.86	$17.59	$17.49	$14.39	$11.59	$17.52	$17.33	$15.05	$14.04
Value at end of period	$30.81	$27.12	$20.86	$17.59	$17.49	$14.39	$11.59	$17.52	$17.33	$15.05
Number of accumulation units outstanding at end of period	1,821	931	5,689	5,321	4,291	6,926	3,517	3,518	7,599	6,143

CFI 246

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$21.65	$15.77	$13.44	$13.79	$11.01	$8.75	$12.65	$13.02	$12.11
Value at end of period	$23.17	$21.65	$15.77	$13.44	$13.79	$11.01	$8.75	$12.65	$13.02
Number of accumulation units outstanding at end of period	2,652	1,483	1,772	837	392	1,396	839	399	47
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.30	$15.14	$12.59	$13.87	$12.09	$8.77	$14.31	$14.12	$12.12	$10.11
Value at end of period	$18.50	$18.30	$15.14	$12.59	$13.87	$12.09	$8.77	$14.31	$14.12	$12.12
Number of accumulation units outstanding at end of period	20,392	18,555	42,582	66,084	96,938	140,810	124,953	163,057	198,516	188,362
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2006)
Value at beginning of period	$18.78	$16.92	$14.74	$15.03	$12.78	$7.74	$11.09	$10.58	$10.00
Value at end of period	$18.63	$18.78	$16.92	$14.74	$15.03	$12.78	$7.74	$11.09	$10.58
Number of accumulation units outstanding at end of period	7,227	8,975	8,120	5,384	7,316	3,515	333	338	471
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$18.85	$15.61	$13.80	$13.58	$12.05	$9.15	$12.78	$12.39	$10.94	$10.82
Value at end of period	$20.89	$18.85	$15.61	$13.80	$13.58	$12.05	$9.15	$12.78	$12.39	$10.94
Number of accumulation units outstanding at end of period	51,131	44,423	66,796	55,153	56,980	37,922	15,304	7,785	3,183	452
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.77	$15.55	$13.56	$14.25	$11.22	$7.53	$13.41	$11.97	$11.44	$9.93
Value at end of period	$22.29	$20.77	$15.55	$13.56	$14.25	$11.22	$7.53	$13.41	$11.97	$11.44
Number of accumulation units outstanding at end of period	19,410	15,802	32,531	44,212	52,364	63,514	60,842	108,033	121,511	102,308
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.41	$18.26	$15.77	$16.10	$14.18	$11.48	$18.07	$17.74	$15.08	$14.68
Value at end of period	$24.85	$23.41	$18.26	$15.77	$16.10	$14.18	$11.48	$18.07	$17.74	$15.08
Number of accumulation units outstanding at end of period	9,650	8,012	12,624	14,537	17,655	17,771	12,811	14,080	11,673	6,566
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$35.47	$25.77	$21.94	$22.44	$19.44	$13.76	$24.10	$22.19	$19.82	$18.90
Value at end of period	$38.09	$35.47	$25.77	$21.94	$22.44	$19.44	$13.76	$24.10	$22.19	$19.82
Number of accumulation units outstanding at end of period	7,612	6,382	11,765	11,772	11,723	21,863	19,537	26,133	27,032	23,412
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.89	$14.07	$11.99	$13.84	$12.31	$9.06	$18.15	$15.24	$12.95
Value at end of period	$15.53	$15.89	$14.07	$11.99	$13.84	$12.31	$9.06	$18.15	$15.24
Number of accumulation units outstanding at end of period	1,400	177	602	462	992	2,150	6,403	5,316	1,310
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.72	$9.02	$7.68	$8.83	$8.21	$6.29	$10.20
Value at end of period	$9.89	$10.72	$9.02	$7.68	$8.83	$8.21	$6.29
Number of accumulation units outstanding at end of period	8,860	8,227	10,369	5,262	4,985	9,054	6,568
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.43	$10.41	$8.65	$9.28	$8.72	$6.67	$11.19	$11.06	$10.27
Value at end of period	$12.90	$13.43	$10.41	$8.65	$9.28	$8.72	$6.67	$11.19	$11.06
Number of accumulation units outstanding at end of period	71	21	1,152	1,243	1,158	2,544	2,012	19	4
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.61	$10.43	$8.68	$10.29	$8.34	$5.63	$10.48	$10.30
Value at end of period	$11.91	$12.61	$10.43	$8.68	$10.29	$8.34	$5.63	$10.48
Number of accumulation units outstanding at end of period	1,120	823	4,309	3,172	3,200	3,515	2,123	24

CFI 247

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER SELECT
Value at beginning of period	$20.84	$15.67	$13.39	$16.46	$13.16	$8.02	$15.93	$14.74	$12.46	$11.41
Value at end of period	$21.23	$20.84	$15.67	$13.39	$16.46	$13.16	$8.02	$15.93	$14.74	$12.46
Number of accumulation units outstanding at end of period	6,115	5,199	9,410	9,507	10,673	7,402	3,397	4,651	4,582	1,558
WANGER USA
(Funds were first received in this option during February 2005)
Value at beginning of period	$21.55	$16.30	$13.75	$14.42	$11.83	$8.42	$14.12	$13.56	$12.73	$11.40
Value at end of period	$22.31	$21.55	$16.30	$13.75	$14.42	$11.83	$8.42	$14.12	$13.56	$12.73
Number of accumulation units outstanding at end of period	3,513	2,066	2,094	2,713	3,275	4,803	1,032	4,015	5,997	2,036
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$17.62	$13.52	$12.17	$11.51	$10.28	$8.74	$13.24	$12.89	$11.06	$10.82
Value at end of period	$19.35	$17.62	$13.52	$12.17	$11.51	$10.28	$8.74	$13.24	$12.89	$11.06
Number of accumulation units outstanding at end of period	21,359	14,258	26,045	27,001	25,001	23,825	29,780	19,876	18,846	13,613
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$33.58	$24.62	$21.96	$22.71	$18.75	$14.61	$21.67	$23.87	$19.89	$18.23
Value at end of period	$35.63	$33.58	$24.62	$21.96	$22.71	$18.75	$14.61	$21.67	$23.87	$19.89
Number of accumulation units outstanding at end of period	2,202	1,856	4,794	4,279	4,530	5,705	5,470	7,023	9,913	11,287

TABLE 28

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during June 2009)
Value at beginning of period	$19.81	$14.88	$13.12	$14.02	$12.96	$10.12
Value at end of period	$20.50	$19.81	$14.88	$13.12	$14.02	$12.96
Number of accumulation units outstanding at end of period	6,247	5,851	3,906	3,363	1,497	550
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.16	$11.67	$10.63	$10.97	$9.58	$8.17
Value at end of period	$15.95	$14.16	$11.67	$10.63	$10.97	$9.58
Number of accumulation units outstanding at end of period	42,967	35,373	45,766	40,445	23,838	13,148
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.27	$11.92	$11.01	$10.94	$9.87	$8.23
Value at end of period	$16.46	$15.27	$11.92	$11.01	$10.94	$9.87
Number of accumulation units outstanding at end of period	69,265	60,910	58,610	46,766	32,395	12,586
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.76	$13.10	$12.43	$11.14	$10.69	$10.08
Value at end of period	$11.92	$11.76	$13.10	$12.43	$11.14	$10.69
Number of accumulation units outstanding at end of period	64,769	64,365	118,092	49,936	29,463	13,688
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.15	$12.01	$10.10	$11.54	$9.96
Value at end of period	$18.80	$17.15	$12.01	$10.10	$11.54
Number of accumulation units outstanding at end of period	14,554	8,230	2,789	2,015	828

CFI 248

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.60	$9.38	$7.58	$8.27	$7.91	$5.73	$10.46
Value at end of period	$11.35	$11.60	$9.38	$7.58	$8.27	$7.91	$5.73
Number of accumulation units outstanding at end of period	46,036	33,823	21,653	17,882	15,858	12,780	1,880
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.74	$12.43	$10.81	$11.71	$9.42
Value at end of period	$19.22	$17.74	$12.43	$10.81	$11.71
Number of accumulation units outstanding at end of period	45,691	29,849	12,041	10,039	3,905
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.59	$17.16	$15.35	$15.64	$12.60	$11.51
Value at end of period	$23.74	$22.59	$17.16	$15.35	$15.64	$12.60
Number of accumulation units outstanding at end of period	18,684	20,616	17,703	15,179	7,661	57
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.95	$18.83	$17.26	$16.71	$15.09	$12.20	$17.99	$17.73	$16.50	$15.81
Value at end of period	$23.76	$21.95	$18.83	$17.26	$16.71	$15.09	$12.20	$17.99	$17.73	$16.50
Number of accumulation units outstanding at end of period	35,593	33,388	31,472	32,943	32,468	32,907	35,566	32,304	26,160	20,886
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.00	$10.81	$9.46	$9.64
Value at end of period	$14.14	$11.00	$10.81	$9.46
Number of accumulation units outstanding at end of period	10,409	6,066	3,532	462
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.26	$9.48	$8.35	$8.91	$7.76	$6.17	$8.80
Value at end of period	$13.53	$12.26	$9.48	$8.35	$8.91	$7.76	$6.17
Number of accumulation units outstanding at end of period	19,986	23,045	15,324	13,463	14,608	10,471	460
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.99	$10.48	$9.11	$9.64	$7.94	$6.08	$8.94
Value at end of period	$15.48	$13.99	$10.48	$9.11	$9.64	$7.94	$6.08
Number of accumulation units outstanding at end of period	10,616	8,748	6,707	7,209	3,867	2,198	1,166
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$12.03	$10.59
Value at end of period	$12.52	$12.03
Number of accumulation units outstanding at end of period	1,944	768
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.09	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45
Value at end of period	$19.31	$20.09	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69
Number of accumulation units outstanding at end of period	245,367	232,830	228,918	220,058	202,268	167,669	127,676	92,487	48,828	24,162
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.95	$32.36	$28.14	$29.24	$25.25	$18.84	$33.19	$28.58	$25.91	$22.43
Value at end of period	$46.38	$41.95	$32.36	$28.14	$29.24	$25.25	$18.84	$33.19	$28.58	$25.91
Number of accumulation units outstanding at end of period	312,747	314,615	321,489	318,801	316,690	318,093	332,769	304,741	261,881	199,896
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.85	$22.00	$18.99	$19.05	$16.75	$13.02	$23.00	$22.94	$19.32	$18.48
Value at end of period	$29.90	$27.85	$22.00	$18.99	$19.05	$16.75	$13.02	$23.00	$22.94	$19.32
Number of accumulation units outstanding at end of period	98,912	98,780	102,073	118,859	130,321	143,170	156,680	158,307	152,764	131,013

CFI 249

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.36	$19.58	$17.29	$17.47	$14.24	$11.24	$21.55	$17.19	$16.29	$15.59
Value at end of period	$28.98	$26.36	$19.58	$17.29	$17.47	$14.24	$11.24	$21.55	$17.19	$16.29
Number of accumulation units outstanding at end of period	108,188	106,438	112,941	109,897	122,306	119,463	134,845	126,275	117,621	115,218
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.12	$17.17	$14.40	$17.61	$15.76	$12.61	$22.73	$19.62	$16.82	$14.31
Value at end of period	$20.08	$22.12	$17.17	$14.40	$17.61	$15.76	$12.61	$22.73	$19.62	$16.82
Number of accumulation units outstanding at end of period	26,626	26,226	23,287	22,342	22,108	24,291	27,668	22,910	21,543	17,720
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71
Value at end of period	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80
Number of accumulation units outstanding at end of period	74,085	74,098	72,669	71,483	70,809	66,301	60,560	53,895	48,595	38,989
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10	$9.89
Value at end of period	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	100,230	79,078	68,969	62,132	61,947	38,454	4,596
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.55	$13.76	$12.62	$13.63	$12.26	$10.47
Value at end of period	$18.11	$17.55	$13.76	$12.62	$13.63	$12.26
Number of accumulation units outstanding at end of period	3,204	2,612	2,139	2,543	2,442	2,001
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.71	$35.92	$37.16
Value at end of period	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	6,823	6,926	7,491
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31
Value at end of period	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64
Number of accumulation units outstanding at end of period	36,631	39,545	44,923	52,372	55,095	58,985	62,945	60,509	61,914	31,794
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during November 2007)
Value at beginning of period	$42.30	$35.65	$31.77	$31.65	$29.57	$23.78	$28.61	$28.86
Value at end of period	$45.33	$42.30	$35.65	$31.77	$31.65	$29.57	$23.78	$28.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	51	41	31
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.16	$8.52	$8.19	$8.80	$7.24	$5.30	$8.74	$9.41
Value at end of period	$12.56	$11.16	$8.52	$8.19	$8.80	$7.24	$5.30	$8.74
Number of accumulation units outstanding at end of period	3,115	2,534	3,115	2,137	657	136	1,816	88
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during October 2008)
Value at beginning of period	$16.64	$12.43	$10.84	$11.18	$9.08	$7.15	$7.30
Value at end of period	$17.27	$16.64	$12.43	$10.84	$11.18	$9.08	$7.15
Number of accumulation units outstanding at end of period	8,313	7,081	6,405	4,840	2,070	1,456	28
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56
Value at end of period	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43
Number of accumulation units outstanding at end of period	69,794	73,436	80,326	82,998	89,709	102,003	107,585	108,442	87,368	69,215

CFI 250

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.71	$9.62
Value at end of period	$10.15	$9.71
Number of accumulation units outstanding at end of period	15,991	1,855
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69	$9.79
Value at end of period	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	13,702	11,664	10,909	18,964	8,515	6,537	3,662	3,751	50
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$21.29	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32
Value at end of period	$21.70	$21.29	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44
Number of accumulation units outstanding at end of period	76,776	72,964	67,940	61,586	56,332	59,944	52,270	40,786	27,001	13,878
NUVEEN U.S. INFRASTRUCTURE INCOME FUND (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$20.56
Value at end of period	$20.68
Number of accumulation units outstanding at end of period	6
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Value at end of period	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16
Number of accumulation units outstanding at end of period	57,990	55,761	55,514	54,437	52,253	47,303	44,277	38,360	29,258	19,044
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$21.42
Value at end of period	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71
Number of accumulation units outstanding at end of period	1	87	87	87	87	152	136	123	87
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72	$10.94
Value at end of period	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	29,925	22,590	18,943	18,228	18,528	15,116	9,411	6,616	3,536	174
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Value at end of period	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99
Number of accumulation units outstanding at end of period	31,386	32,085	37,824	64,250	67,368	69,765	59,920	47,571	41,376	30,553
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78
Value at end of period	$14.64	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87
Number of accumulation units outstanding at end of period	159,994	178,958	217,087	187,329	130,782	117,674	80,142	39,815	30,508	27,020
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73	$10.19
Value at end of period	$7.25	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	39,661	42,720	49,862	48,365	41,439	45,739	29,802	12,549
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65
Value at end of period	$17.22	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72
Number of accumulation units outstanding at end of period	34,279	35,351	35,756	47,463	37,919	36,257	26,322	23,291	15,110	8,221

CFI 251

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.29	$10.40	$8.63	$10.20	$8.27	$5.45	$5.90
Value at end of period	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27	$5.45
Number of accumulation units outstanding at end of period	43,580	35,153	29,719	26,222	16,089	7,244	2,489
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.80	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61
Value at end of period	$20.87	$20.80	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11
Number of accumulation units outstanding at end of period	194,108	196,923	207,345	196,714	164,242	135,707	109,146	63,434	27,115	20,640
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.12	$11.49	$10.99	$10.45	$9.87	$8.70	$9.66
Value at end of period	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87	$8.70
Number of accumulation units outstanding at end of period	38,197	37,345	40,206	26,936	25,300	12,439	1,634
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$19.18	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82
Value at end of period	$20.69	$19.18	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20
Number of accumulation units outstanding at end of period	407,359	390,080	385,599	358,043	356,032	314,662	260,809	223,431	158,071	98,047
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$3.64	$7.58	$8.73	$9.89
Value at end of period	$3.29	$3.64	$7.58	$8.73
Number of accumulation units outstanding at end of period	57,194	29,566	21,368	10,509
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.56	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35
Value at end of period	$16.16	$15.56	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44
Number of accumulation units outstanding at end of period	205,775	212,750	239,081	230,617	217,264	192,986	143,141	99,218	69,753	55,455
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.65	$21.39	$19.06	$19.56	$17.35	$14.74	$20.75	$19.91	$18.33	$17.80
Value at end of period	$25.86	$24.65	$21.39	$19.06	$19.56	$17.35	$14.74	$20.75	$19.91	$18.33
Number of accumulation units outstanding at end of period	68,444	66,214	65,399	59,511	63,310	66,784	88,950	93,827	87,400	91,050
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.78	$14.54	$13.64	$13.32	$11.64	$9.70	$11.62	$10.82	$10.10	$9.98
Value at end of period	$13.67	$13.78	$14.54	$13.64	$13.32	$11.64	$9.70	$11.62	$10.82	$10.10
Number of accumulation units outstanding at end of period	108,714	119,317	147,611	154,365	167,785	166,621	168,466	151,703	127,633	125,805
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$10.35
Value at end of period	$10.14
Number of accumulation units outstanding at end of period	4,039
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.36	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$10.76	$12.36	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	131,147	129,333	138,665	141,309	119,967	115,701	101,622	71,073
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.68	$11.01	$10.84	$10.22	$10.15
Value at end of period	$11.06	$10.68	$11.01	$10.84	$10.22
Number of accumulation units outstanding at end of period	3,400	1,266	692	519	346

CFI 252

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.33	$17.30	$15.13	$15.36	$13.63	$10.60	$17.20	$16.22	$14.38	$13.47
Value at end of period	$24.41	$22.33	$17.30	$15.13	$15.36	$13.63	$10.60	$17.20	$16.22	$14.38
Number of accumulation units outstanding at end of period	100,439	107,086	92,943	105,339	113,419	67,546	95,114	107,258	120,422	117,339
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48	$10.42
Value at end of period	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	50,734	48,581	45,148	31,249	27,142	18,088	11,336	10,676	4,932	266
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54
Value at end of period	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30
Number of accumulation units outstanding at end of period	99,925	107,379	110,542	119,042	134,963	136,322	147,669	144,971	145,259	127,900
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79
Value at end of period	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63
Number of accumulation units outstanding at end of period	110,420	115,752	122,639	131,858	139,393	147,186	151,967	149,600	149,158	125,931
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70
Value at end of period	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62
Number of accumulation units outstanding at end of period	73,506	77,875	76,353	78,983	83,009	88,723	94,434	94,066	98,473	83,955
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.25	$12.44	$10.87	$12.07
Value at end of period	$16.02	$15.25	$12.44	$10.87
Number of accumulation units outstanding at end of period	4,924	2,169	829	723
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.28	$21.57	$19.97	$18.80	$17.33	$15.73	$17.41	$16.62	$16.17	$15.88
Value at end of period	$22.42	$21.28	$21.57	$19.97	$18.80	$17.33	$15.73	$17.41	$16.62	$16.17
Number of accumulation units outstanding at end of period	83,568	87,381	120,418	118,941	109,356	111,203	121,609	123,836	98,873	83,799
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.71	$8.09	$6.90	$7.96	$7.47	$5.92	$9.13
Value at end of period	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47	$5.92
Number of accumulation units outstanding at end of period	50,307	45,257	41,769	35,819	31,798	26,079	180
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.62	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87
Value at end of period	$14.67	$15.62	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82
Number of accumulation units outstanding at end of period	26,080	27,072	33,064	35,356	37,641	41,226	40,503	42,483	34,799	27,500
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.53	$12.01	$10.30	$10.31
Value at end of period	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	180,267	59,457	45,185	36,334
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	467,517	346,534	285,218	334,634	135,255	142,095	156,353	134,203
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28
Value at end of period	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21
Number of accumulation units outstanding at end of period	61,703	66,637	39,304	29,237	16,151	10,461	9,681	7,627	7,346	6,578

CFI 253

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.04	$13.20	$13.36	$13.53	$13.66	$13.79	$13.60	$13.10	$12.64	$12.43
Value at end of period	$12.88	$13.04	$13.20	$13.36	$13.53	$13.66	$13.79	$13.60	$13.10	$12.64
Number of accumulation units outstanding at end of period	314,016	388,407	417,826	391,866	453,148	570,885	813,394	583,468	293,491	189,735
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79	$10.02
Value at end of period	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	14,806	16,594	16,055	18,317	18,269	18,748	14,630	12,646	126
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.19	$16.25	$14.37	$13.96	$12.54	$10.70
Value at end of period	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	18,058	10,892	8,404	9,307	7,138	4,441
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63	$9.13
Value at end of period	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	59,801	47,465	47,549	37,559	23,176	15,941	34
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.17	$14.76	$12.89	$12.98	$11.83	$10.05
Value at end of period	$21.24	$19.17	$14.76	$12.89	$12.98	$11.83
Number of accumulation units outstanding at end of period	17,201	8,839	3,668	4,603	3,886	1,766
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.38	$17.55	$15.39	$15.93	$12.82	$11.40
Value at end of period	$25.66	$23.38	$17.55	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	8,242	8,011	6,692	7,338	7,189	4,414
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91	$9.42
Value at end of period	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	34,819	18,915	14,437	8,058	5,589	3,691	116
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95	$9.59
Value at end of period	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	31,574	19,433	14,777	10,079	7,893	2,901	292
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42
Value at end of period	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00
Number of accumulation units outstanding at end of period	35,302	37,621	28,427	22,478	17,755	10,305	15,178	11,546	11,518	9,521
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17
Value at end of period	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15
Number of accumulation units outstanding at end of period	22,352	22,455	26,500	28,632	28,457	24,312	25,923	27,307	38,682	38,894
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68	$10.23
Value at end of period	$14.05	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	132,721	144,785	147,421	138,131	141,257	116,541	81,062	33,844	9,287	5,985

CFI 254

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91	$10.67
Value at end of period	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	221,389	209,106	178,590	145,304	114,025	82,789	45,543	22,806	3,474	1,659
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07	$10.68
Value at end of period	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	241,969	208,335	176,562	172,584	132,025	92,869	63,053	29,608	11,636	5,440
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27	$10.82
Value at end of period	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	173,133	143,801	124,998	118,505	99,551	71,842	40,658	19,854	4,298	263
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.03	$12.32	$10.80	$11.52	$9.78
Value at end of period	$15.77	$15.03	$12.32	$10.80	$11.52
Number of accumulation units outstanding at end of period	21,192	14,250	6,407	1,245	50
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.68	$10.22	$9.10	$9.45	$8.49	$6.91	$6.90
Value at end of period	$12.26	$11.68	$10.22	$9.10	$9.45	$8.49	$6.91
Number of accumulation units outstanding at end of period	51,491	43,355	29,428	19,241	9,901	3,939	178
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92	$10.22
Value at end of period	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92
Number of accumulation units outstanding at end of period	35,949	18,648	19,183	14,661	13,258	10,308	5,442	3,712	3,215
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.69	$10.81	$9.77	$9.96	$9.07	$7.64	$7.44
Value at end of period	$12.19	$11.69	$10.81	$9.77	$9.96	$9.07	$7.64
Number of accumulation units outstanding at end of period	33,535	22,890	15,579	10,056	4,370	1,563	4,030
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.16	$19.12	$17.23	$17.14	$15.63	$13.43	$17.79	$17.03	$15.91	$15.51
Value at end of period	$22.29	$21.16	$19.12	$17.23	$17.14	$15.63	$13.43	$17.79	$17.03	$15.91
Number of accumulation units outstanding at end of period	42,343	40,820	47,738	42,429	36,531	34,080	22,604	14,427	13,450	15,934
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.83	$18.06	$15.90	$16.58	$14.85	$12.01	$19.02	$18.33	$16.40	$15.64
Value at end of period	$22.97	$21.83	$18.06	$15.90	$16.58	$14.85	$12.01	$19.02	$18.33	$16.40
Number of accumulation units outstanding at end of period	61,767	60,057	55,168	51,877	53,891	50,097	43,263	45,479	38,767	29,864
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.07	$18.30	$16.31	$16.61	$15.02	$12.48	$18.18	$17.45	$15.89	$15.37
Value at end of period	$22.20	$21.07	$18.30	$16.31	$16.61	$15.02	$12.48	$18.18	$17.45	$15.89
Number of accumulation units outstanding at end of period	113,567	100,466	91,668	86,534	83,734	71,490	47,688	40,202	39,861	39,355
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19	$9.86
Value at end of period	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	29,779	28,138	24,570	24,759	11,090	9,615	2,233

CFI 255

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2011)
Value at beginning of period	$17.66	$13.54	$11.84	$12.24
Value at end of period	$19.77	$17.66	$13.54	$11.84
Number of accumulation units outstanding at end of period	1,633	142	85	85
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96
Value at end of period	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80
Number of accumulation units outstanding at end of period	26,975	29,197	27,313	26,404	22,984	17,480	15,366	15,180	15,798	10,540
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47
Value at end of period	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34
Number of accumulation units outstanding at end of period	46,657	48,533	43,191	47,651	51,943	56,618	53,816	47,125	35,472	33,006
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	55,869	59,591	54,697	42,045	42,679	46,291	41,246
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30	$10.44
Value at end of period	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	93,414	88,707	82,370	70,155	60,270	48,613	36,902	26,249	17,184
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70
Value at end of period	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16
Number of accumulation units outstanding at end of period	19,284	21,196	18,854	18,604	18,506	16,216	15,210	10,444	8,450	6,870
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06	$9.09
Value at end of period	$15.67	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	9,125	12,428	10,981	15,019	9,512	6,389	3,523	983	178
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82	$10.23
Value at end of period	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	69,302	64,556	63,780	62,161	55,469	43,590	26,069	13,295	10,389	3,998
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26
Value at end of period	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53
Number of accumulation units outstanding at end of period	67,532	62,388	59,972	60,979	60,864	66,761	71,895	74,788	71,555	57,719
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.19	$13.93	$12.50	$12.80	$11.54	$9.52	$12.58	$12.31	$11.06	$10.33
Value at end of period	$18.49	$17.19	$13.93	$12.50	$12.80	$11.54	$9.52	$12.58	$12.31	$11.06
Number of accumulation units outstanding at end of period	295,606	230,776	239,207	261,317	277,623	290,160	298,358	306,176	299,371	267,316
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04	$10.73
Value at end of period	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	41,599	40,188	34,875	34,068	36,634	28,169	22,145	20,052	14,574	4,274

CFI 256

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40	$11.32
Value at end of period	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	38,129	41,276	40,964	34,444	35,795	27,745	32,316	27,218	15,244	4,853
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02
Value at end of period	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03
Number of accumulation units outstanding at end of period	33,885	36,442	27,054	22,150	22,079	19,312	20,976	20,009	16,290	10,412
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29	$11.37
Value at end of period	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	34,663	34,145	14,581	11,506	8,684	6,436	5,553	4,267	901	69
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.95	$15.09	$12.56	$13.84	$12.08	$8.76	$14.86	$14.12	$12.12	$10.42
Value at end of period	$19.15	$18.95	$15.09	$12.56	$13.84	$12.08	$8.76	$14.86	$14.12	$12.12
Number of accumulation units outstanding at end of period	254,922	269,845	283,041	303,720	335,042	363,926	423,529	421,438	382,245	349,097
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2006)
Value at beginning of period	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58	$10.05
Value at end of period	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	68,605	46,848	35,220	26,093	21,465	15,217	12,276	8,142	616
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93	$10.20
Value at end of period	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	878,851	771,875	682,915	644,695	548,217	454,755	373,017	288,646	129,517	26,002
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.70	$15.51	$13.52	$14.22	$11.20	$7.75	$13.80	$12.32	$11.44	$10.24
Value at end of period	$22.86	$20.70	$15.51	$13.52	$14.22	$11.20	$7.75	$13.80	$12.32	$11.44
Number of accumulation units outstanding at end of period	115,452	118,242	118,545	120,706	130,542	151,794	167,991	154,634	139,018	140,432
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.29	$18.17	$15.70	$16.04	$14.13	$11.45	$18.02	$17.71	$15.06	$14.67
Value at end of period	$24.71	$23.29	$18.17	$15.70	$16.04	$14.13	$11.45	$18.02	$17.71	$15.06
Number of accumulation units outstanding at end of period	95,534	86,206	79,038	81,506	74,363	69,003	59,043	49,380	35,062	21,697
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$35.15	$25.56	$21.77	$22.28	$19.31	$13.67	$23.96	$22.08	$19.73	$18.81
Value at end of period	$37.73	$35.15	$25.56	$21.77	$22.28	$19.31	$13.67	$23.96	$22.08	$19.73
Number of accumulation units outstanding at end of period	77,965	74,112	71,056	71,920	82,769	80,998	85,842	87,681	69,189	56,851
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.70
Value at end of period	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	11,852	11,831	10,365	10,501	9,137	8,557	9,615	9,110	2,816	828
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	94,458	93,740	96,108	54,273	50,771	47,069	45,957

CFI 257

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06	$10.21
Value at end of period	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	20,164	18,538	15,790	13,647	12,694	11,210	7,233	6,749	2,343
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48	$10.07
Value at end of period	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	67,269	57,475	50,629	44,886	37,897	20,191	8,775	1,545
WANGER SELECT
Value at beginning of period	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41
Value at end of period	$21.12	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45
Number of accumulation units outstanding at end of period	53,916	50,489	49,976	53,318	54,436	47,807	44,494	34,375	17,561	8,048
WANGER USA
Value at beginning of period	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57
Value at end of period	$22.19	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72
Number of accumulation units outstanding at end of period	38,955	40,756	40,477	42,097	40,101	36,277	32,657	24,212	16,266	8,700
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$17.53	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82
Value at end of period	$19.25	$17.53	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05
Number of accumulation units outstanding at end of period	189,929	187,494	199,762	188,333	197,118	187,503	169,986	160,198	106,492	72,248
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Value at end of period	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84
Number of accumulation units outstanding at end of period	23,874	25,299	29,085	31,687	35,529	35,143	38,157	32,742	30,174	19,924

TABLE 29
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$19.76	$14.86	$13.10	$14.43
Value at end of period	$20.44	$19.76	$14.86	$13.10
Number of accumulation units outstanding at end of period	680	599	509	19
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2011)
Value at beginning of period	$14.12	$11.65	$10.61	$9.71
Value at end of period	$15.90	$14.12	$11.65	$10.61
Number of accumulation units outstanding at end of period	1,979	1,673	1,177	680
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2012)
Value at beginning of period	$15.23	$11.89	$11.43
Value at end of period	$16.41	$15.23	$11.89
Number of accumulation units outstanding at end of period	0	81	82

CFI 258

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during February 2011)
Value at beginning of period	$11.73	$13.08	$12.42	$10.89
Value at end of period	$11.89	$11.73	$13.08	$12.42
Number of accumulation units outstanding at end of period	301	426	432	154
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.12	$13.34
Value at end of period	$18.75	$17.12
Number of accumulation units outstanding at end of period	6	2
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2013)
Value at beginning of period	$17.71	$16.51
Value at end of period	$19.18	$17.71
Number of accumulation units outstanding at end of period	19	14
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$22.54	$17.13	$15.33	$16.89
Value at end of period	$23.67	$22.54	$17.13	$15.33
Number of accumulation units outstanding at end of period	149	120	93	55
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.75	$18.68	$17.12	$16.59	$14.99	$12.12	$17.88	$17.63	$16.42	$15.75
Value at end of period	$23.54	$21.75	$18.68	$17.12	$16.59	$14.99	$12.12	$17.88	$17.63	$16.42
Number of accumulation units outstanding at end of period	2,587	2,776	2,644	2,330	10	0	246	188	141	155
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.22	$9.46	$8.34	$8.90	$7.75	$7.83
Value at end of period	$13.48	$12.22	$9.46	$8.34	$8.90	$7.75
Number of accumulation units outstanding at end of period	548	513	467	370	200	7
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2013)
Value at beginning of period	$13.95	$13.58
Value at end of period	$15.42	$13.95
Number of accumulation units outstanding at end of period	3	0
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during January 2005)
Value at beginning of period	$19.99	$16.85	$14.32	$16.79	$15.55	$11.32	$19.30	$16.45	$13.68	$11.28
Value at end of period	$19.21	$19.99	$16.85	$14.32	$16.79	$15.55	$11.32	$19.30	$16.45	$13.68
Number of accumulation units outstanding at end of period	2,694	3,368	2,385	1,528	553	189	560	1,333	955	439
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.58	$32.09	$27.92	$29.02	$25.08	$18.72	$33.00	$28.43	$25.78	$22.34
Value at end of period	$45.95	$41.58	$32.09	$27.92	$29.02	$25.08	$18.72	$33.00	$28.43	$25.78
Number of accumulation units outstanding at end of period	10,954	19,029	16,781	15,130	7,206	3,320	7,532	8,708	5,566	9,167
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.60	$21.82	$18.84	$18.91	$16.63	$12.94	$22.86	$22.82	$19.23	$18.40
Value at end of period	$29.62	$27.60	$21.82	$18.84	$18.91	$16.63	$12.94	$22.86	$22.82	$19.23
Number of accumulation units outstanding at end of period	4,592	15,361	16,786	15,243	14,649	8,916	9,766	9,591	5,875	7,451
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.13	$19.42	$17.15	$17.34	$14.15	$11.17	$21.42	$17.10	$16.21	$15.52
Value at end of period	$28.71	$26.13	$19.42	$17.15	$17.34	$14.15	$11.17	$21.42	$17.10	$16.21
Number of accumulation units outstanding at end of period	4,428	12,017	11,301	9,552	10,045	7,923	10,510	14,704	8,209	14,733

CFI 259

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.93	$17.03	$14.29	$17.48	$15.65	$12.53	$22.60	$19.51	$16.74	$14.25
Value at end of period	$19.90	$21.93	$17.03	$14.29	$17.48	$15.65	$12.53	$22.60	$19.51	$16.74
Number of accumulation units outstanding at end of period	1,051	1,514	914	2,034	2,321	1,735	2,713	6,676	8,612	6,771
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.94	$20.77	$17.78	$18.71	$14.78	$11.60	$17.54	$18.20	$15.76	$14.68
Value at end of period	$27.73	$27.94	$20.77	$17.78	$18.71	$14.78	$11.60	$17.54	$18.20	$15.76
Number of accumulation units outstanding at end of period	1,519	3,352	3,489	3,289	2,311	1,892	1,663	2,216	543	5,018
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.11	$10.11	$8.74	$9.03	$8.02	$5.75
Value at end of period	$14.10	$13.11	$10.11	$8.74	$9.03	$8.02
Number of accumulation units outstanding at end of period	26	19	0	0	0	41
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.67	$35.91	$37.15
Value at end of period	$53.17	$49.67	$35.91
Number of accumulation units outstanding at end of period	744	1,176	1,074
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.14	$11.08	$9.86	$9.99	$9.24	$7.30	$10.58	$9.92	$8.61	$8.28
Value at end of period	$15.09	$14.14	$11.08	$9.86	$9.99	$9.24	$7.30	$10.58	$9.92	$8.61
Number of accumulation units outstanding at end of period	2,066	2,286	3,160	1,597	3,478	2,650	3,168	3,309	2,377	468
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$18.81	$14.62	$12.93	$13.65	$11.02	$8.82	$14.73	$14.84	$13.40	$12.54
Value at end of period	$20.70	$18.81	$14.62	$12.93	$13.65	$11.02	$8.82	$14.73	$14.84	$13.40
Number of accumulation units outstanding at end of period	2,921	6,613	6,553	6,669	1,792	1,318	2,106	2,865	2,317	7,019
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.15	$11.12	$10.17	$10.63	$8.79	$6.83	$11.32	$11.05
Value at end of period	$16.49	$15.15	$11.12	$10.17	$10.63	$8.79	$6.83	$11.32
Number of accumulation units outstanding at end of period	0	78	78	79	0	60	18	17
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during January 2006)
Value at beginning of period	$21.19	$16.93	$14.20	$15.58	$14.00	$10.32	$16.82	$14.70	$12.87
Value at end of period	$21.58	$21.19	$16.93	$14.20	$15.58	$14.00	$10.32	$16.82	$14.70
Number of accumulation units outstanding at end of period	1,293	2,070	2,366	1,762	1,180	872	309	310	27
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$77.80	$72.74	$60.98	$75.43	$60.17	$33.54	$65.39	$49.49	$40.05	$28.73
Value at end of period	$73.10	$77.80	$72.74	$60.98	$75.43	$60.17	$33.54	$65.39	$49.49	$40.05
Number of accumulation units outstanding at end of period	1,294	1,798	1,903	1,428	410	1,892	656	3,058	1,797	979
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2007)
Value at beginning of period	$20.55	$14.76	$12.68	$13.13	$10.78	$7.96	$12.97	$13.42
Value at end of period	$22.70	$20.55	$14.76	$12.68	$13.13	$10.78	$7.96	$12.97
Number of accumulation units outstanding at end of period	339	969	924	661	646	44	0	7
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.31	$12.46	$11.35	$11.71	$10.60	$8.85	$12.94	$11.98	$10.96	$10.34
Value at end of period	$15.26	$14.31	$12.46	$11.35	$11.71	$10.60	$8.85	$12.94	$11.98	$10.96
Number of accumulation units outstanding at end of period	3,713	4,704	3,895	3,223	991	3,008	944	2,657	2,857	1,216

CFI 260

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.31	$15.96	$14.87	$13.49	$12.64	$10.82	$11.80	$10.81	$10.86	$10.84
Value at end of period	$14.56	$14.31	$15.96	$14.87	$13.49	$12.64	$10.82	$11.80	$10.81	$10.86
Number of accumulation units outstanding at end of period	8,168	7,766	6,321	6,030	702	5,515	282	2,651	1,490	922
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.37	$8.65	$7.83	$10.35	$9.05	$5.25	$12.73	$11.12
Value at end of period	$7.23	$8.37	$8.65	$7.83	$10.35	$9.05	$5.25	$12.73
Number of accumulation units outstanding at end of period	1,388	1,182	963	214	14	9	0	4
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.34	$15.68	$13.68	$14.10	$12.10	$7.64	$11.98	$11.47	$10.75
Value at end of period	$17.13	$17.34	$15.68	$13.68	$14.10	$12.10	$7.64	$11.98	$11.47
Number of accumulation units outstanding at end of period	628	1,063	983	877	517	0	0	66	61
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.70	$20.52	$17.95	$18.62	$16.24	$14.27	$13.60	$12.43	$11.10	$11.61
Value at end of period	$20.76	$20.70	$20.52	$17.95	$18.62	$16.74	$14.27	$13.60	$12.43	$11.10
Number of accumulation units outstanding at end of period	5,415	5,268	4,085	3,550	80	0	0	760	917	599
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during April 2014)
Value at beginning of period	$11.32
Value at end of period	$11.56
Number of accumulation units outstanding at end of period	2
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$19.09	$14.45	$12.14	$12.93	$11.67	$8.78	$14.61	$13.35	$12.19	$10.81
Value at end of period	$20.58	$19.09	$14.45	$12.14	$12.93	$11.67	$8.78	$14.61	$13.35	$12.19
Number of accumulation units outstanding at end of period	6,982	10,200	9,296	6,331	1,380	7,274	3,386	9,502	3,477	954
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during December 2013)
Value at beginning of period	$3.63	$3.52
Value at end of period	$3.28	$3.63
Number of accumulation units outstanding at end of period	7	1
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.47	$15.97	$15.00	$14.72	$13.86	$12.47	$12.66	$11.72	$11.42	$11.33
Value at end of period	$16.06	$15.47	$15.97	$15.00	$14.72	$13.86	$12.47	$12.66	$11.72	$11.42
Number of accumulation units outstanding at end of period	6,581	13,075	14,793	11,821	1,850	1,628	1,679	7,861	1,369	2,532
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.44	$21.21	$18.91	$19.41	$17.23	$14.64	$20.63	$19.80	$18.24	$17.72
Value at end of period	$25.62	$24.44	$21.21	$18.91	$19.41	$17.23	$14.64	$20.63	$19.80	$18.24
Number of accumulation units outstanding at end of period	506	2,929	2,799	2,779	3,093	2,748	4,493	4,067	4,362	3,142
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.72	$14.48	$13.60	$13.28	$11.61	$9.68	$11.60	$10.81	$10.10	$9.97
Value at end of period	$13.60	$13.72	$14.48	$13.60	$13.28	$11.61	$9.68	$11.60	$10.81	$10.10
Number of accumulation units outstanding at end of period	2,030	5,515	5,351	5,490	9,758	9,467	15,655	13,838	10,234	10,608
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.31	$10.98	$11.45	$12.77	$10.63	$7.83	$13.45	$9.68
Value at end of period	$10.72	$12.31	$10.98	$11.45	$12.77	$10.63	$7.83	$13.45
Number of accumulation units outstanding at end of period	2,051	1,363	968	824	348	5	151	1,588

CFI 261

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.13	$17.16	$15.01	$15.25	$13.54	$10.53	$17.11	$16.14	$14.31	$13.41
Value at end of period	$24.18	$22.13	$17.16	$15.01	$15.25	$13.54	$10.53	$17.11	$16.14	$14.31
Number of accumulation units outstanding at end of period	9,703	12,768	8,328	8,005	8,806	1,109	6,473	2,814	3,228	7,007
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$17.60	$16.88	$15.00	$14.55	$12.90	$8.75	$11.44	$11.27	$10.71
Value at end of period	$17.57	$17.60	$16.88	$15.00	$14.55	$12.90	$8.75	$11.44	$11.27
Number of accumulation units outstanding at end of period	1,168	412	527	528	0	49	49	38	31
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.91	$21.27	$18.83	$19.09	$16.97	$13.96	$22.52	$21.72	$19.21	$18.46
Value at end of period	$31.37	$27.91	$21.27	$18.83	$19.09	$16.97	$13.96	$22.52	$21.72	$19.21
Number of accumulation units outstanding at end of period	3,034	4,716	4,827	5,723	3,774	790	6,249	9,544	8,144	8,968
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.56	$25.27	$21.75	$22.29	$18.52	$14.25	$23.12	$22.20	$20.55	$18.73
Value at end of period	$36.29	$33.56	$25.27	$21.75	$22.29	$18.52	$14.25	$23.12	$22.20	$20.55
Number of accumulation units outstanding at end of period	2,584	5,006	5,005	3,876	2,978	1,043	2,639	2,388	4,107	4,393
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.28	$17.23	$15.54	$15.86	$13.08	$10.61	$16.18	$17.49	$15.56	$14.65
Value at end of period	$25.27	$24.28	$17.23	$15.54	$15.86	$13.08	$10.61	$16.18	$17.49	$15.56
Number of accumulation units outstanding at end of period	1,224	1,548	1,015	1,350	828	419	1,358	843	843	1,157
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.09	$21.39	$19.81	$18.67	$17.22	$15.63	$17.30	$16.54	$16.10	$15.81
Value at end of period	$22.21	$21.09	$21.39	$19.81	$18.67	$17.22	$15.63	$17.30	$16.54	$16.10
Number of accumulation units outstanding at end of period	5,423	11,616	12,202	11,806	8,493	5,386	5,294	9,582	6,279	9,308
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.68	$8.07	$6.89	$7.95	$7.47	$5.25
Value at end of period	$8.99	$9.68	$8.07	$6.89	$7.95	$7.47
Number of accumulation units outstanding at end of period	74	218	213	100	0	10
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.53	$12.98	$11.03	$13.14	$12.98	$10.34	$18.31	$16.35	$12.80	$11.85
Value at end of period	$14.57	$15.53	$12.98	$11.03	$13.14	$12.98	$10.34	$18.31	$16.35	$12.80
Number of accumulation units outstanding at end of period	1,582	3,021	2,976	2,969	3,177	2,989	3,622	3,381	487	2,242
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.50	$11.99	$10.29	$10.31
Value at end of period	$17.39	$15.50	$11.99	$10.29
Number of accumulation units outstanding at end of period	8,573	3,137	1,848	2,911
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.30	$9.52	$8.41	$8.23	$6.98	$6.28	$9.11	$9.34
Value at end of period	$13.36	$12.30	$9.52	$8.41	$8.23	$6.98	$6.28	$9.11
Number of accumulation units outstanding at end of period	28,886	38,261	21,022	19,098	5,924	4,380	7,697	6,555
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.55	$18.08	$16.04	$16.33	$12.69	$9.09	$14.76	$11.90	$11.18	$10.26
Value at end of period	$25.30	$23.55	$18.08	$16.04	$16.33	$12.69	$9.09	$14.76	$11.90	$11.18
Number of accumulation units outstanding at end of period	1,007	1,344	316	419	479	106	2,003	2,033	893	97
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.92	$13.09	$13.26	$13.43	$13.57	$13.70	$13.52	$13.03	$12.58	$12.38
Value at end of period	$12.76	$12.92	$13.09	$13.26	$13.43	$13.57	$13.70	$13.52	$13.03	$12.58
Number of accumulation units outstanding at end of period	4,303	9,989	9,869	9,835	12,030	10,290	8,506	12,666	8,582	16,829

CFI 262

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.57	$10.52	$9.65	$10.21	$8.91	$7.25	$11.22	$10.72
Value at end of period	$15.44	$13.57	$10.52	$9.65	$10.21	$8.91	$7.25	$11.22
Number of accumulation units outstanding at end of period	0	0	0	0	14	57	23	1,020
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.14	$16.22	$14.35	$13.95	$12.53	$10.70
Value at end of period	$23.60	$21.14	$16.22	$14.35	$13.95	$12.53
Number of accumulation units outstanding at end of period	0	0	0	0	0	10
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.48	$10.35	$9.07	$8.96	$8.09	$6.88
Value at end of period	$15.03	$13.48	$10.35	$9.07	$8.96	$8.09
Number of accumulation units outstanding at end of period	77	3,396	1,138	1,054	1,025	191
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.12	$14.74	$12.88	$12.97	$11.82	$10.05
Value at end of period	$21.18	$19.12	$14.74	$12.88	$12.97	$11.82
Number of accumulation units outstanding at end of period	36	127	123	42	6	25
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.33	$17.52	$15.37	$15.92	$12.81	$11.40
Value at end of period	$25.58	$23.33	$17.52	$15.37	$15.92	$12.81
Number of accumulation units outstanding at end of period	57	107	96	85	60	60
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2012)
Value at beginning of period	$14.98	$11.31	$10.73
Value at end of period	$16.67	$14.98	$11.31
Number of accumulation units outstanding at end of period	346	51	51
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$16.54
Value at end of period	$16.69
Number of accumulation units outstanding at end of period	289
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.35	$11.91	$10.48	$10.52	$8.06	$6.23	$9.63	$9.64
Value at end of period	$17.05	$16.35	$11.91	$10.48	$10.52	$8.06	$6.23	$9.63
Number of accumulation units outstanding at end of period	0	1,530	1,744	1,503	1,277	148	149	151
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$45.10	$33.17	$29.34	$30.48	$24.83	$19.72	$28.97	$27.72	$24.04	$22.09
Value at end of period	$47.43	$45.10	$33.17	$29.34	$30.48	$24.83	$19.72	$28.97	$27.72	$24.04
Number of accumulation units outstanding at end of period	1,046	1,945	1,490	1,779	2,258	1,182	2,733	4,675	4,188	5,495
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.40	$12.44	$11.31	$11.54	$10.51	$8.70	$12.05	$11.67	$10.82
Value at end of period	$13.99	$13.40	$12.44	$11.31	$11.54	$10.51	$8.70	$12.05	$11.67
Number of accumulation units outstanding at end of period	2,247	5,564	5,654	5,365	4,603	4,000	3,176	208	499
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.01	$12.20	$10.90	$11.39	$10.14	$8.17	$12.52	$12.12	$10.90	$10.89
Value at end of period	$14.60	$14.01	$12.20	$10.90	$11.39	$10.14	$8.17	$12.52	$12.12	$10.90
Number of accumulation units outstanding at end of period	10,047	11,335	14,452	8,429	2,810	959	2,997	4,652	2,596	10

CFI 263

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.66	$12.34	$10.86	$11.54	$10.20	$8.05	$12.95	$12.46	$11.28
Value at end of period	$15.29	$14.66	$12.34	$10.86	$11.54	$10.20	$8.05	$12.95	$12.46
Number of accumulation units outstanding at end of period	1,578	3,696	3,789	4,411	3,650	2,120	1,997	670	317
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.03	$12.33	$10.82	$11.56	$10.17	$7.93	$13.37	$12.80	$11.52
Value at end of period	$15.74	$15.03	$12.33	$10.82	$11.56	$10.17	$7.93	$13.37	$12.80
Number of accumulation units outstanding at end of period	2,181	2,278	1,734	2,131	155	0	1,916	167	131
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2011)
Value at beginning of period	$15.00	$12.30	$10.79	$9.92
Value at end of period	$15.73	$15.00	$12.30	$10.79
Number of accumulation units outstanding at end of period	367	346	286	75
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.23	$12.53	$11.56	$11.67	$10.79	$9.33	$11.34	$11.08
Value at end of period	$13.81	$13.23	$12.53	$11.56	$11.67	$10.79	$9.33	$11.34
Number of accumulation units outstanding at end of period	0	57	58	59	0	5	0	3
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2012)
Value at beginning of period	$11.66	$10.78	$10.32
Value at end of period	$12.15	$11.66	$10.78
Number of accumulation units outstanding at end of period	0	270	270
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$20.98	$18.96	$17.10	$17.02	$15.52	$13.34	$17.69	$16.94	$15.83	$15.45
Value at end of period	$22.08	$20.98	$18.96	$17.10	$17.02	$15.52	$13.34	$17.69	$16.94	$15.83
Number of accumulation units outstanding at end of period	1,216	1,575	1,373	1,299	522	485	2,937	4,688	4,062	3,337
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.63	$17.91	$15.78	$16.46	$14.75	$11.93	$18.91	$18.24	$16.32	$15.57
Value at end of period	$22.76	$21.63	$17.91	$15.78	$16.46	$14.75	$11.93	$18.91	$18.24	$16.32
Number of accumulation units outstanding at end of period	63	46	47	58	50	57	81	8,149	9,356	19,823
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$20.89	$18.15	$16.19	$16.49	$14.91	$12.40	$18.07	$17.36	$15.82	$15.30
Value at end of period	$22.00	$20.89	$18.15	$16.19	$16.49	$14.91	$12.40	$18.07	$17.36	$15.82
Number of accumulation units outstanding at end of period	366	480	114	120	368	0	4,119	10,833	11,053	10,885
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$11.63	$12.09	$12.01
Value at end of period	$12.14	$11.63	$12.09
Number of accumulation units outstanding at end of period	27	79	68
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$25.05	$19.32	$16.82	$17.60	$14.61	$10.91	$15.05	$15.70	$14.83
Value at end of period	$27.81	$25.05	$19.32	$16.82	$17.60	$14.61	$10.91	$15.05	$15.70
Number of accumulation units outstanding at end of period	0	0	34	28	0	0	180	219	208
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.79	$21.01	$17.78	$17.63	$14.12	$10.58	$18.24	$17.42	$15.31	$14.45
Value at end of period	$29.65	$28.79	$21.01	$17.78	$17.63	$14.12	$10.58	$18.24	$17.42	$15.31
Number of accumulation units outstanding at end of period	1,887	1,224	1,492	1,479	63	598	69	1,570	1,082	3,170

CFI 264

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.14	$11.83	$9.51	$10.15	$8.90
Value at end of period	$13.67	$12.14	$11.83	$9.51	$10.15
Number of accumulation units outstanding at end of period	1,564	916	544	110	1
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.75	$12.65	$11.09	$10.26	$8.13	$6.06	$9.98	$12.79
Value at end of period	$16.34	$12.75	$12.65	$11.09	$10.26	$8.13	$6.06	$9.98
Number of accumulation units outstanding at end of period	4	2,345	1,823	1,568	1,565	1,775	3,121	2,872
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.04	$18.82	$16.99	$18.05	$16.32	$12.56	$20.94	$20.37	$18.12	$17.67
Value at end of period	$27.88	$25.04	$18.82	$16.99	$18.05	$16.32	$12.56	$20.94	$20.37	$18.12
Number of accumulation units outstanding at end of period	1,275	1,472	1,322	396	286	286	289	289	290	697
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$15.15	$10.97	$9.73	$10.13	$8.19	$6.65	$10.23	$11.04
Value at end of period	$15.61	$15.15	$10.97	$9.73	$10.13	$8.19	$6.65	$10.23
Number of accumulation units outstanding at end of period	0	118	118	0	0	31	1	7
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$20.60	$15.34	$13.56	$15.43	$12.18	$8.86	$14.75	$13.06	$12.65
Value at end of period	$21.56	$20.60	$15.34	$13.56	$15.43	$12.18	$8.86	$14.75	$13.06
Number of accumulation units outstanding at end of period	1,505	1,314	1,567	857	816	202	729	115	522
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.82	$14.12	$12.06	$12.47	$10.98	$8.65	$13.80	$14.31	$12.51	$12.25
Value at end of period	$20.27	$18.82	$14.12	$12.06	$12.47	$10.98	$8.65	$13.80	$14.31	$12.51
Number of accumulation units outstanding at end of period	107	3,461	3,255	2,831	166	166	369	2,440	458	287
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.11	$13.87	$12.46	$12.76	$11.51	$9.50	$12.57	$12.29	$11.05	$10.32
Value at end of period	$18.40	$17.11	$13.87	$12.46	$12.76	$11.51	$9.50	$12.57	$12.29	$11.05
Number of accumulation units outstanding at end of period	17,582	18,228	18,973	17,601	16,294	12,773	16,213	16,041	12,530	27,187
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.79	$12.70	$11.23	$11.63	$10.47	$8.56	$12.80	$12.64	$11.28
Value at end of period	$18.25	$16.79	$12.70	$11.23	$11.63	$10.47	$8.56	$12.80	$12.64
Number of accumulation units outstanding at end of period	0	154	154	154	154	1,319	156	413	836
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$20.96	$22.52	$19.16	$23.75	$20.00	$11.81	$24.55	$17.96	$14.06
Value at end of period	$20.88	$20.96	$22.52	$19.16	$23.75	$20.00	$11.81	$24.55	$17.96
Number of accumulation units outstanding at end of period	1,052	766	584	115	0	82	352	411	16
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$26.80	$20.64	$17.42	$18.60
Value at end of period	$30.42	$26.80	$20.64	$17.42
Number of accumulation units outstanding at end of period	1,259	788	577	158
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$21.46	$15.65	$13.35	$13.71	$10.96	$8.72	$9.60
Value at end of period	$22.95	$21.46	$15.65	$13.35	$13.71	$10.96	$8.72
Number of accumulation units outstanding at end of period	30	26	35	0	0	0	454

CFI 265

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.86	$15.03	$12.51	$13.80	$12.04	$8.74	$14.84	$14.11	$12.11	$10.41
Value at end of period	$19.05	$18.86	$15.03	$12.51	$13.80	$12.04	$8.74	$14.84	$14.11	$12.11
Number of accumulation units outstanding at end of period	10,686	24,797	23,061	23,373	21,636	10,091	22,730	17,167	12,183	23,465
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$18.64	$16.81	$14.66	$14.96	$12.73	$7.72	$11.08	$10.85
Value at end of period	$18.47	$18.64	$16.81	$14.66	$14.96	$12.73	$7.72	$11.08
Number of accumulation units outstanding at end of period	0	0	0	0	0	32	0	7
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$18.69	$15.49	$13.71	$13.50	$11.99	$9.12	$12.74	$12.37	$11.14
Value at end of period	$20.69	$18.69	$15.49	$13.71	$13.50	$11.99	$9.12	$12.74	$12.37
Number of accumulation units outstanding at end of period	9,696	13,496	12,827	10,890	870	452	2,670	7,333	348
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.61	$15.44	$13.47	$14.18	$11.17	$7.73	$13.78	$12.31	$11.43	$10.23
Value at end of period	$22.75	$20.61	$15.44	$13.47	$14.18	$11.17	$7.73	$13.78	$12.31	$11.43
Number of accumulation units outstanding at end of period	2,975	11,849	11,651	13,904	13,518	8,265	13,902	12,859	8,139	12,957
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2005)
Value at beginning of period	$23.16	$18.09	$15.63	$15.98	$14.08	$11.42	$17.98	$17.68	$15.04	$14.32
Value at end of period	$24.57	$23.16	$18.09	$15.63	$15.98	$14.08	$11.42	$17.98	$17.68	$15.04
Number of accumulation units outstanding at end of period	84	458	465	369	339	361	41	205	140	33
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$34.85	$25.35	$21.60	$22.12	$19.17	$13.59	$23.82	$21.96	$19.63	$18.73
Value at end of period	$37.38	$34.85	$25.35	$21.60	$22.12	$19.17	$13.59	$23.82	$21.96	$19.63
Number of accumulation units outstanding at end of period	3,545	6,162	4,454	4,983	6,464	1,608	5,199	3,002	3,561	4,376
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.75	$13.96	$11.91	$13.76	$12.25	$9.02	$18.10	$15.26
Value at end of period	$15.38	$15.75	$13.96	$11.91	$13.76	$12.25	$9.02	$18.10
Number of accumulation units outstanding at end of period	0	0	0	13	13	21	0	8
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.66	$8.98	$7.65	$8.81	$8.19	$6.28	$10.20
Value at end of period	$9.83	$10.66	$8.98	$7.65	$8.81	$8.19	$6.28
Number of accumulation units outstanding at end of period	3,957	10,488	11,982	3,087	1,767	836	2,080
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.33	$10.34	$8.60	$9.24	$8.69	$6.65	$11.17	$11.20
Value at end of period	$12.79	$13.33	$10.34	$8.60	$9.24	$8.69	$6.65	$11.17
Number of accumulation units outstanding at end of period	0	0	0	0	0	5	0	400
WANGER INTERNATIONAL
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.53	$10.37	$8.64	$10.25	$8.32	$5.62	$5.62
Value at end of period	$11.82	$12.53	$10.37	$8.64	$10.25	$8.32	$5.62
Number of accumulation units outstanding at end of period	2,288	721	55	40	0	8	1

CFI 266

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$20.64	$15.53	$13.29	$16.35	$13.09	$7.98	$15.87	$14.70	$12.66
Value at end of period	$21.01	$20.64	$15.53	$13.29	$16.35	$13.09	$7.98	$15.87	$14.70
Number of accumulation units outstanding at end of period	2,058	1,892	1,105	694	622	301	603	595	104
WANGER USA
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.34	$16.16	$13.64	$14.32	$11.76	$8.38	$14.07	$13.53	$12.71	$10.97
Value at end of period	$22.07	$21.34	$16.16	$13.64	$14.32	$11.76	$8.38	$14.07	$13.53	$12.71
Number of accumulation units outstanding at end of period	3,118	8,087	8,421	6,703	1,169	543	489	3,789	393	186
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.45	$13.41	$12.08	$11.43	$10.22	$8.70	$13.19	$12.86	$11.22
Value at end of period	$19.14	$17.45	$13.41	$12.08	$11.43	$10.22	$8.70	$13.19	$12.86
Number of accumulation units outstanding at end of period	687	1,251	1,245	1,015	123	5	0	54	408
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during April 2005)
Value at beginning of period	$33.14	$24.31	$21.71	$22.48	$18.58	$14.49	$21.51	$23.72	$19.79	$17.50
Value at end of period	$35.12	$33.14	$24.31	$21.71	$22.48	$18.58	$14.49	$21.51	$23.72	$19.79
Number of accumulation units outstanding at end of period	334	2,175	2,132	2,074	1,729	8,509	3,296	5,590	2,150	22

TABLE 30

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during September 2011)
Value at beginning of period	$19.71	$14.83	$13.08	$12.03
Value at end of period	$20.38	$19.71	$14.83	$13.08
Number of accumulation units outstanding at end of period	9	920	853	762
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2011)
Value at beginning of period	$14.09	$11.62	$10.59	$9.69
Value at end of period	$15.85	$14.09	$11.62	$10.59
Number of accumulation units outstanding at end of period	13	256	73	495
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.19	$11.87	$10.97	$10.91	$9.85	$8.61
Value at end of period	$16.35	$15.19	$11.87	$10.97	$10.91	$9.85
Number of accumulation units outstanding at end of period	48	922	685	488	0	500
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.70	$13.05	$12.40	$11.12	$10.69	$10.22
Value at end of period	$11.85	$11.70	$13.05	$12.40	$11.12	$10.69
Number of accumulation units outstanding at end of period	293	734	0	0	0	598

CFI 267

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.09	$14.54
Value at end of period	$18.71	$17.09
Number of accumulation units outstanding at end of period	5	2
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.52	$9.33	$7.54	$8.24	$7.89	$7.57
Value at end of period	$11.26	$11.52	$9.33	$7.54	$8.24	$7.89
Number of accumulation units outstanding at end of period	231	452	140	0	0	1
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during April 2012)
Value at beginning of period	$17.67	$12.40	$11.70
Value at end of period	$19.13	$17.67	$12.40
Number of accumulation units outstanding at end of period	13	488	215
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.56	$18.52	$16.99	$16.47	$14.89	$12.05	$17.78	$17.54	$16.34	$15.68
Value at end of period	$23.32	$21.56	$18.52	$16.99	$16.47	$14.89	$12.05	$17.78	$17.54	$16.34
Number of accumulation units outstanding at end of period	0	0	0	0	179	2,704	2,662	2,502	2,482	3,002
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.19	$9.44	$8.32	$8.89	$7.75	$6.17	$6.74
Value at end of period	$13.44	$12.19	$9.44	$8.32	$8.89	$7.75	$6.17
Number of accumulation units outstanding at end of period	10	1,461	1,360	1,254	0	2,525	186
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2012)
Value at beginning of period	$13.91	$10.43	$10.36
Value at end of period	$15.37	$13.91	$10.43
Number of accumulation units outstanding at end of period	0	1,331	1,240
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.89	$16.78	$14.27	$16.74	$15.51	$11.30	$19.26	$16.43	$13.67	$11.44
Value at end of period	$19.10	$19.89	$16.78	$14.27	$16.74	$15.51	$11.30	$19.26	$16.43	$13.67
Number of accumulation units outstanding at end of period	3,109	2,865	0	0	236	9,436	4,956	2,773	5,899	2,922
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.22	$31.82	$27.71	$28.81	$24.91	$18.61	$32.81	$28.28	$25.66	$22.24
Value at end of period	$45.52	$41.22	$31.82	$27.71	$28.81	$24.91	$18.61	$32.81	$28.28	$25.66
Number of accumulation units outstanding at end of period	1,873	2,630	949	1,091	1,082	7,028	4,197	5,307	10,023	7,591
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.36	$21.64	$18.70	$18.77	$16.52	$12.86	$22.73	$22.70	$19.14	$18.32
Value at end of period	$29.34	$27.36	$21.64	$18.70	$18.77	$16.52	$12.86	$22.73	$22.70	$19.14
Number of accumulation units outstanding at end of period	32	24	30	31	80	2,975	2,621	3,128	6,563	7,390
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.90	$19.26	$17.02	$17.21	$14.05	$11.10	$21.30	$17.01	$16.13	$15.45
Value at end of period	$28.44	$25.90	$19.26	$17.02	$17.21	$14.05	$11.10	$21.30	$17.01	$16.13
Number of accumulation units outstanding at end of period	422	322	0	0	2,398	9,320	9,925	9,568	14,254	16,795
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.74	$16.89	$14.18	$17.35	$15.55	$12.45	$22.46	$19.41	$16.66	$14.19
Value at end of period	$19.71	$21.74	$16.89	$14.18	$17.35	$15.55	$12.45	$22.46	$19.41	$16.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	664	646	754	3,377	3,682
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.76	$20.65	$17.68	$18.62	$14.72	$11.55	$17.48	$18.15	$15.73	$14.66
Value at end of period	$27.55	$27.76	$20.65	$17.68	$18.62	$14.72	$11.55	$17.48	$18.15	$15.73
Number of accumulation units outstanding at end of period	1,208	931	122	122	497	1,407	505	710	5,208	4,818

CFI 268

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during November 2008)
Value at beginning of period	$13.08	$10.08	$8.72	$9.02	$8.02	$6.09	$5.66
Value at end of period	$14.05	$13.08	$10.08	$8.72	$9.02	$8.02	$6.09
Number of accumulation units outstanding at end of period	4,805	5,779	1,031	461	0	9	1
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$17.47	$16.05
Value at end of period	$18.01	$17.47
Number of accumulation units outstanding at end of period	0	11
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.63	$35.89	$37.15
Value at end of period	$53.09	$49.63	$35.89
Number of accumulation units outstanding at end of period	0	0	0
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.04	$11.01	$9.80	$9.94	$9.19	$7.26	$10.54	$9.88	$8.58	$8.26
Value at end of period	$14.98	$14.04	$11.01	$9.80	$9.94	$9.19	$7.26	$10.54	$9.88	$8.58
Number of accumulation units outstanding at end of period	0	0	0	0	4,182	9,942	10,490	9,584	10,250	7,243
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.09	$8.48	$8.15	$7.33
Value at end of period	$12.46	$11.09	$8.48	$8.15
Number of accumulation units outstanding at end of period	0	0	0	2,694
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.55	$12.37	$10.80	$11.15	$9.06	$7.31
Value at end of period	$17.15	$16.55	$12.37	$10.80	$11.15	$9.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	13
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$18.69	$14.54	$12.86	$13.58	$10.98	$8.79	$14.69	$14.80	$13.37	$12.52
Value at end of period	$20.56	$18.69	$14.54	$12.86	$13.58	$10.98	$8.79	$14.69	$14.80	$13.37
Number of accumulation units outstanding at end of period	309	1,388	1,245	1,165	1,688	3,620	1,998	2,430	6,228	5,844
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.09	$11.09	$10.14	$10.60	$8.77	$6.82	$11.31	$10.82
Value at end of period	$16.42	$15.09	$11.09	$10.14	$10.60	$8.77	$6.82	$11.31
Number of accumulation units outstanding at end of period	241	167	0	0	0	1,252	115	86
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$21.09	$16.86	$14.15	$15.53	$13.96	$10.30	$16.79	$14.68	$12.42	$11.31
Value at end of period	$21.47	$21.09	$16.86	$14.15	$15.53	$13.96	$10.30	$16.79	$14.68	$12.42
Number of accumulation units outstanding at end of period	763	2,018	1,217	918	233	630	192	166	362	259
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$77.28	$72.29	$60.63	$75.04	$59.89	$33.40	$65.15	$49.34	$39.94	$28.67
Value at end of period	$72.58	$77.28	$72.29	$60.63	$75.04	$59.89	$33.40	$65.15	$49.34	$39.94
Number of accumulation units outstanding at end of period	307	629	404	196	377	613	237	332	553	692
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$20.46	$14.71	$12.63	$13.09	$10.76	$7.95	$12.96	$13.29	$11.72	$10.89
Value at end of period	$22.59	$20.46	$14.71	$12.63	$13.09	$10.76	$7.95	$12.96	$13.29	$11.72
Number of accumulation units outstanding at end of period	0	0	0	0	135	1,915	1,644	2,476	2,944	1,517

CFI 269

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.22	$12.39	$11.28	$11.65	$10.55	$8.81	$12.90	$11.94	$10.93	$10.52
Value at end of period	$15.15	$14.22	$12.39	$11.28	$11.65	$10.55	$8.81	$12.90	$11.94	$10.93
Number of accumulation units outstanding at end of period	0	0	0	0	106	962	2,159	2,335	2,257	864
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.24	$15.90	$14.81	$13.45	$12.61	$10.80	$11.77	$10.80	$10.85	$10.78
Value at end of period	$14.48	$14.24	$15.90	$14.81	$13.45	$12.61	$10.80	$11.77	$10.80	$10.85
Number of accumulation units outstanding at end of period	300	1,966	1,622	761	0	429	1,577	82	3,393	2,712
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.34	$8.63	$7.81	$10.33	$9.04	$5.25	$12.72	$13.02
Value at end of period	$7.20	$8.34	$8.63	$7.81	$10.33	$9.04	$5.25	$12.72
Number of accumulation units outstanding at end of period	1,850	1,451	40	40	41	1,274	42	35
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.25	$15.61	$13.63	$14.05	$12.06	$7.62	$11.96	$11.45	$10.70	$10.64
Value at end of period	$17.04	$17.25	$15.61	$13.63	$14.05	$12.06	$7.62	$11.96	$11.45	$10.70
Number of accumulation units outstanding at end of period	0	0	0	0	440	440	345	252	219	126
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2011)
Value at beginning of period	$13.21	$10.35	$8.60	$8.15
Value at end of period	$13.27	$13.21	$10.35	$8.60
Number of accumulation units outstanding at end of period	266	2,036	1,614	1,372
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.60	$20.43	$17.88	$18.56	$16.70	$14.24	$13.58	$12.42	$11.10	$11.60
Value at end of period	$20.65	$20.60	$20.43	$17.88	$18.56	$16.70	$14.24	$13.58	$12.42	$11.10
Number of accumulation units outstanding at end of period	1,279	2,164	660	599	1,210	6,163	1,086	38	213	80
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.06	$11.44	$10.95	$10.42	$9.85	$8.69	$8.36
Value at end of period	$11.52	$11.06	$11.44	$10.95	$10.42	$9.85	$8.69
Number of accumulation units outstanding at end of period	343	252	0	0	0	4	0
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$18.99	$14.39	$12.10	$12.89	$11.63	$8.76	$14.58	$13.33	$12.18	$10.81
Value at end of period	$20.47	$18.99	$14.39	$12.10	$12.89	$11.63	$8.76	$14.58	$13.33	$12.18
Number of accumulation units outstanding at end of period	5,612	5,135	542	292	781	7,690	1,029	958	2,678	1,061
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.38	$15.89	$14.93	$14.65	$13.81	$12.43	$12.62	$11.69	$11.40	$11.32
Value at end of period	$15.96	$15.38	$15.89	$14.93	$14.65	$13.81	$12.43	$12.62	$11.69	$11.40
Number of accumulation units outstanding at end of period	385	387	388	390	1,081	8,360	3,297	4,954	11,059	10,810
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.22	$21.03	$18.76	$19.27	$17.12	$14.55	$20.51	$19.70	$18.15	$17.65
Value at end of period	$25.38	$24.22	$21.03	$18.76	$19.27	$17.12	$14.55	$20.51	$19.70	$18.15
Number of accumulation units outstanding at end of period	0	1,091	1,042	1,005	0	3,283	2,296	1,853	1,626	2,044
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.53	$14.29	$13.60	$13.29	$11.63	$9.69	$11.63	$10.70	$10.00	$9.91
Value at end of period	$13.59	$13.53	$14.29	$13.60	$13.29	$11.63	$9.69	$11.63	$10.70	$10.00
Number of accumulation units outstanding at end of period	668	713	116	116	658	1,432	2,223	3,251	17,226	19,281
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.27	$10.95	$11.42	$12.74	$10.62	$7.83	$13.44	$9.68
Value at end of period	$10.68	$12.27	$10.95	$11.42	$12.74	$10.62	$7.83	$13.44
Number of accumulation units outstanding at end of period	35	36	36	970	37	1,251	493	274

CFI 270

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.94	$17.02	$14.90	$15.14	$13.45	$10.46	$17.01	$16.05	$14.24	$13.35
Value at end of period	$23.96	$21.94	$17.02	$14.90	$15.14	$13.45	$10.46	$17.01	$16.05	$14.24
Number of accumulation units outstanding at end of period	60	8,886	8,164	7,343	377	213	15	15	861	2,032
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$17.52	$16.82	$14.95	$14.51	$12.87	$8.73	$11.43	$11.26	$10.82
Value at end of period	$17.49	$17.52	$16.82	$14.95	$14.51	$12.87	$8.73	$11.43	$11.26
Number of accumulation units outstanding at end of period	54	1,723	1,551	762	0	2	0	0	8
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.67	$21.10	$18.69	$18.96	$16.86	$13.87	$22.39	$21.61	$19.12	$18.39
Value at end of period	$31.09	$27.67	$21.10	$18.69	$18.96	$16.86	$13.87	$22.39	$21.61	$19.12
Number of accumulation units outstanding at end of period	1	410	410	410	1	1,244	1,573	1,785	3,078	3,115
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.30	$25.08	$21.60	$22.15	$18.41	$14.17	$23.00	$22.10	$20.47	$18.67
Value at end of period	$35.99	$33.30	$25.08	$21.60	$22.15	$18.41	$14.17	$23.00	$22.10	$20.47
Number of accumulation units outstanding at end of period	194	844	707	660	64	1,595	735	1,975	10,235	9,579
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.09	$17.11	$15.43	$15.76	$13.00	$10.55	$16.11	$17.41	$15.50	$14.60
Value at end of period	$25.06	$24.09	$17.11	$15.43	$15.76	$13.00	$10.55	$16.11	$17.41	$15.50
Number of accumulation units outstanding at end of period	1	1	1	1	20	840	63	278	1,404	1,143
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$20.91	$21.22	$19.66	$18.53	$17.10	$15.53	$17.20	$16.45	$16.02	$15.74
Value at end of period	$22.00	$20.91	$21.22	$19.66	$18.53	$17.10	$15.53	$17.20	$16.45	$16.02
Number of accumulation units outstanding at end of period	156	901	688	524	193	3,587	3,014	3,959	4,802	5,020
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.65	$8.05	$6.88	$7.94	$7.46	$6.87
Value at end of period	$8.96	$9.65	$8.05	$6.88	$7.94	$7.46
Number of accumulation units outstanding at end of period	46	46	47	47	48	102
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.43	$12.90	$10.97	$13.07	$12.93	$10.30	$18.25	$16.30	$12.77	$11.82
Value at end of period	$14.47	$15.43	$12.90	$10.97	$13.07	$12.93	$10.30	$18.25	$16.30	$12.77
Number of accumulation units outstanding at end of period	39	1,356	1,215	1,023	64	237	225	433	654	1,087
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.34
Value at end of period	$17.35
Number of accumulation units outstanding at end of period	489
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.25	$9.49	$8.38	$8.21	$6.97	$6.27	$9.10	$9.33
Value at end of period	$13.30	$12.25	$9.49	$8.38	$8.21	$6.97	$6.27	$9.10
Number of accumulation units outstanding at end of period	417	15,661	14,505	13,278	34	197	312	939
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.40	$17.97	$15.95	$16.25	$12.64	$9.06	$14.72	$11.86	$11.16	$10.25
Value at end of period	$25.13	$23.40	$17.97	$15.95	$16.25	$12.64	$9.06	$14.72	$11.86	$11.16
Number of accumulation units outstanding at end of period	2,570	2,484	13	13	13	175	35	14	14	14
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.81	$12.98	$13.15	$13.33	$13.48	$13.62	$13.44	$12.96	$12.52	$12.32
Value at end of period	$12.64	$12.81	$12.98	$13.15	$13.33	$13.48	$13.62	$13.44	$12.96	$12.52
Number of accumulation units outstanding at end of period	0	0	0	0	656	10,021	2,810	3,458	14,216	15,901

CFI 271

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.52	$10.49	$9.62	$10.19	$8.89	$7.24	$11.21	$11.78
Value at end of period	$15.38	$13.52	$10.49	$9.62	$10.19	$8.89	$7.24	$11.21
Number of accumulation units outstanding at end of period	702	537	0	0	0	0	114	86
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.09	$16.19	$14.33	$13.94	$12.53	$10.70
Value at end of period	$23.53	$21.09	$16.19	$14.33	$13.94	$12.53
Number of accumulation units outstanding at end of period	28	12	0	0	32	30
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.45	$10.32	$9.05	$8.95	$8.08	$6.88
Value at end of period	$14.98	$13.45	$10.32	$9.05	$8.95	$8.08
Number of accumulation units outstanding at end of period	981	681	0	0	49	47
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.08	$14.71	$12.86	$12.96	$11.82	$10.05
Value at end of period	$21.12	$19.08	$14.71	$12.86	$12.96	$11.82
Number of accumulation units outstanding at end of period	0	0	0	0	34	32
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$16.07	$13.60
Value at end of period	$16.64	$16.07
Number of accumulation units outstanding at end of period	99	65
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.25	$11.84	$10.42	$10.47	$8.02	$6.20	$9.60	$8.84	$7.96	$7.39
Value at end of period	$16.93	$16.25	$11.84	$10.42	$10.47	$8.02	$6.20	$9.60	$8.84	$7.96
Number of accumulation units outstanding at end of period	1,620	1,410	0	0	0	0	0	0	173	670
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$44.72	$32.91	$29.13	$30.27	$24.67	$19.60	$28.82	$27.59	$23.94	$22.00
Value at end of period	$47.01	$44.72	$32.91	$29.13	$30.27	$24.67	$19.60	$28.82	$27.59	$23.94
Number of accumulation units outstanding at end of period	29	23	0	0	0	2,138	894	2,062	3,942	3,575
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.34	$12.39	$11.27	$11.51	$10.48	$8.69	$12.04	$11.67	$10.67	$10.44
Value at end of period	$13.92	$13.34	$12.39	$11.27	$11.51	$10.48	$8.69	$12.04	$11.67	$10.44
Number of accumulation units outstanding at end of period	80	56	0	0	7,834	6,516	0	0	1,233	670
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.95	$12.16	$10.86	$11.36	$10.12	$8.15	$12.50	$12.11	$11.33
Value at end of period	$14.53	$13.95	$12.16	$10.86	$11.36	$10.12	$8.15	$12.50	$12.11
Number of accumulation units outstanding at end of period	3,165	2,380	0	0	0	22,876	73	129	56
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.60	$12.29	$10.83	$11.51	$10.18	$8.04	$11.97
Value at end of period	$15.22	$14.60	$12.29	$10.83	$11.51	$10.18	$8.04
Number of accumulation units outstanding at end of period	10	11	12	13	14	7,736	17
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.96	$12.29	$10.79	$11.52	$10.15	$7.92	$13.35	$12.79	$11.69
Value at end of period	$15.66	$14.96	$12.29	$10.79	$11.52	$10.15	$7.92	$13.35	$12.79
Number of accumulation units outstanding at end of period	4,234	3,156	0	0	67	7,127	13	16	19

CFI 272

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$15.12
Value at end of period	$15.69
Number of accumulation units outstanding at end of period	82
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$20.79	$18.80	$16.97	$16.89	$15.42	$13.26	$17.58	$16.85	$15.76	$15.38
Value at end of period	$21.87	$20.79	$18.80	$16.97	$16.89	$15.42	$13.26	$17.58	$16.85	$15.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	24	16	20	64	323
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.44	$17.76	$15.65	$16.34	$14.65	$11.86	$18.80	$18.14	$16.24	$15.50
Value at end of period	$22.55	$21.44	$17.76	$15.65	$16.34	$14.65	$11.86	$18.80	$18.14	$16.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	400	0	44	187	431
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$20.70	$18.00	$16.06	$16.37	$14.81	$12.32	$17.97	$17.27	$15.74	$15.24
Value at end of period	$21.79	$20.70	$18.00	$16.06	$16.37	$14.81	$12.32	$17.97	$17.27	$15.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	25	16	111	1,035	873
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.60	$12.07	$11.78	$11.13	$10.63	$10.27
Value at end of period	$12.10	$11.60	$12.07	$11.78	$11.13	$10.63
Number of accumulation units outstanding at end of period	222	167	0	0	0	585
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$24.90	$19.21	$16.74	$17.52	$14.55	$10.87	$15.00	$15.66	$13.75	$12.93
Value at end of period	$27.63	$24.90	$19.21	$16.74	$17.52	$14.55	$10.87	$15.00	$15.66	$13.75
Number of accumulation units outstanding at end of period	545	449	0	0	0	147	134	195	285	250
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.62	$20.90	$17.70	$17.55	$14.06	$10.54	$18.19	$17.38	$15.28	$14.43
Value at end of period	$29.47	$28.62	$20.90	$17.70	$17.55	$14.06	$10.54	$18.19	$17.38	$15.28
Number of accumulation units outstanding at end of period	987	765	84	84	377	1,595	916	1,389	6,111	5,624
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.11	$11.81	$9.49	$10.14	$8.84	$6.70	$9.74
Value at end of period	$13.63	$12.11	$11.81	$9.49	$10.14	$8.84	$6.70
Number of accumulation units outstanding at end of period	89	52	0	0	0	267	169
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.70	$12.61	$11.06	$10.24	$8.11	$6.05	$9.97	$12.29	$10.47
Value at end of period	$16.27	$12.70	$12.61	$11.06	$10.24	$8.11	$6.05	$9.97	$12.29
Number of accumulation units outstanding at end of period	1,891	1,619	0	0	0	2,022	0	0	136
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$24.88	$18.72	$16.90	$17.97	$16.26	$12.52	$20.88	$20.32	$18.09	$17.65
Value at end of period	$27.70	$24.88	$18.72	$16.90	$17.97	$16.26	$12.52	$20.88	$20.32	$18.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	206	1	109	268	155
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.10	$10.93	$9.70	$10.11	$8.18	$6.55
Value at end of period	$15.54	$15.10	$10.93	$9.70	$10.11	$8.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	209

CFI 273

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$20.51	$15.28	$13.52	$15.38	$12.15	$8.85	$14.73	$13.05	$12.42
Value at end of period	$21.46	$20.51	$15.28	$13.52	$15.38	$12.15	$8.85	$14.73	$13.05
Number of accumulation units outstanding at end of period	4	1	0	0	0	1,932	1,097	28	1,659
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.71	$14.05	$12.00	$12.42	$10.93	$8.62	$13.76	$14.27	$12.49	$12.23
Value at end of period	$20.14	$18.71	$14.05	$12.00	$12.42	$10.93	$8.62	$13.76	$14.27	$12.49
Number of accumulation units outstanding at end of period	2,321	1,778	1	1	484	715	354	624	2,122	2,269
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.46	$13.35	$12.00	$12.30	$11.10	$9.17	$12.13	$11.87	$10.68	$9.98
Value at end of period	$17.70	$16.46	$13.35	$12.00	$12.30	$11.10	$9.17	$12.13	$11.87	$10.68
Number of accumulation units outstanding at end of period	371	361	0	0	2,066	4,654	3,354	2,989	26,430	30,869
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.71	$12.65	$11.20	$11.60	$10.45	$8.55	$12.78	$12.63	$11.04	$10.47
Value at end of period	$18.16	$16.71	$12.65	$11.20	$11.60	$10.45	$8.55	$12.78	$12.63	$11.04
Number of accumulation units outstanding at end of period	270	208	52	52	305	268	219	157	1,198	696
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$20.87	$22.44	$19.09	$23.68	$19.95	$11.79	$24.52	$17.95	$13.40	$11.85
Value at end of period	$20.77	$20.87	$22.44	$19.09	$23.68	$19.95	$11.79	$24.52	$17.95	$13.40
Number of accumulation units outstanding at end of period	492	335	0	497	0	6	0	0	1,019	592
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.65	$20.53	$17.34	$17.26	$14.23	$11.48	$17.38	$17.21	$14.97	$13.99
Value at end of period	$30.23	$26.65	$20.53	$17.34	$17.26	$14.23	$11.48	$17.38	$17.21	$14.97
Number of accumulation units outstanding at end of period	1,201	971	0	0	132	132	198	240	158	524
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$21.37	$15.59	$13.31	$13.67	$10.94	$8.71	$12.60	$12.99	$13.05
Value at end of period	$22.84	$21.37	$15.59	$13.31	$13.67	$10.94	$8.71	$12.60	$12.99
Number of accumulation units outstanding at end of period	349	309	0	0	0	0	0	0	20
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.05	$14.39	$11.99	$13.23	$11.55	$8.39	$14.24	$13.55	$11.64	$10.01
Value at end of period	$18.22	$18.05	$14.39	$11.99	$13.23	$11.55	$8.39	$14.24	$13.55	$11.64
Number of accumulation units outstanding at end of period	849	1,725	1,275	1,186	3,926	12,915	11,716	15,972	40,349	37,653
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$18.57	$16.76	$14.61	$14.92	$12.71	$7.71	$11.07	$10.57	$10.33
Value at end of period	$18.39	$18.57	$16.76	$14.61	$14.92	$12.71	$7.71	$11.07	$10.57
Number of accumulation units outstanding at end of period	1,563	1,773	0	0	0	536	113	86	23
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.61	$15.43	$13.66	$13.46	$11.96	$9.10	$12.73	$12.36	$10.93	$10.42
Value at end of period	$20.59	$18.61	$15.43	$13.66	$13.46	$11.96	$9.10	$12.73	$12.36	$10.93
Number of accumulation units outstanding at end of period	9,699	8,269	0	0	412	20,075	335	3,617	158	7
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.90	$14.92	$13.03	$13.71	$10.81	$7.49	$13.35	$11.93	$11.09	$9.80
Value at end of period	$21.96	$19.90	$14.92	$13.03	$13.71	$10.81	$7.49	$13.35	$11.93	$11.09
Number of accumulation units outstanding at end of period	67	68	22	22	4,519	12,833	11,994	11,270	28,554	31,054

CFI 274

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.04	$18.00	$15.57	$15.92	$14.04	$11.38	$17.94	$17.65	$15.02	$14.65
Value at end of period	$24.43	$23.04	$18.00	$15.57	$15.92	$14.04	$11.38	$17.94	$17.65	$15.02
Number of accumulation units outstanding at end of period	647	1,079	527	527	380	3,596	425	490	1,532	897
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$34.54	$25.14	$21.43	$21.95	$19.04	$13.50	$23.68	$21.84	$19.54	$18.65
Value at end of period	$37.04	$34.54	$25.14	$21.43	$21.95	$19.04	$13.50	$23.68	$21.84	$19.54
Number of accumulation units outstanding at end of period	90	71	45	46	72	2,781	2,265	2,270	12,835	13,347
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$15.69	$13.91	$11.87	$13.71	$12.23	$6.97	$11.10	$10.96
Value at end of period	$15.30	$15.69	$13.91	$11.87	$13.71	$8.18	$6.97	$11.10
Number of accumulation units outstanding at end of period	15	6	0	0	0	6,037	1,369	3,617
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.63	$8.96	$7.64	$8.79	$8.19	$6.28	$10.20
Value at end of period	$9.79	$10.63	$8.96	$7.64	$8.79	$8.19	$6.28
Number of accumulation units outstanding at end of period	3,189	5,113	1,681	1,213	0	920	16
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.28	$10.30	$8.58	$9.22	$8.67	$6.64	$11.16	$11.05	$9.70
Value at end of period	$12.74	$13.28	$10.30	$8.58	$9.22	$8.67	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	0	0	0	0	0	75	30	0	19
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.48	$10.34	$8.62	$10.24	$8.31	$5.62	$10.47	$10.70
Value at end of period	$11.77	$12.48	$10.34	$8.62	$10.24	$8.31	$5.62	$10.47
Number of accumulation units outstanding at end of period	652	1,836	1,280	1,173	0	139	0	589
WANGER SELECT
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.54	$15.47	$13.23	$16.30	$13.05	$7.96	$15.84	$14.68	$12.43	$10.66
Value at end of period	$20.90	$20.54	$15.47	$13.23	$16.30	$13.05	$7.96	$15.84	$14.68	$12.43
Number of accumulation units outstanding at end of period	608	1,565	985	834	152	413	180	111	29	5
WANGER USA
(Funds were first received in this option during February 2005)
Value at beginning of period	$21.23	$16.09	$13.59	$14.27	$11.73	$8.36	$14.05	$13.51	$12.69	$11.47
Value at end of period	$21.95	$21.23	$16.09	$13.59	$14.27	$11.73	$8.36	$14.05	$13.51	$12.69
Number of accumulation units outstanding at end of period	0	0	0	854	102	197	53	31	300	167
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$17.36	$13.35	$12.03	$11.39	$10.19	$8.68	$13.16	$12.84	$11.04	$10.81
Value at end of period	$19.04	$17.36	$13.35	$12.03	$11.39	$10.19	$8.68	$13.16	$12.84	$11.04
Number of accumulation units outstanding at end of period	31	984	711	382	839	6,716	5,578	4,059	3,417	2,757
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$32.92	$24.16	$21.59	$22.36	$18.49	$14.43	$21.43	$23.64	$19.73	$18.11
Value at end of period	$34.86	$32.92	$24.16	$21.59	$22.36	$18.49	$14.43	$21.43	$23.64	$19.73
Number of accumulation units outstanding at end of period	8	8	50	50	113	117	83	73	447	432

CFI 275

Condensed Financial Information (continued)

TABLE 31

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during June 2010)
Value at beginning of period	$19.67	$14.80	$13.07	$13.98	$12.84
Value at end of period	$20.32	$19.67	$14.80	$13.07	$13.98
Number of accumulation units outstanding at end of period	979	695	298	49	37
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.05	$11.60	$10.58	$10.93	$9.56	$7.96
Value at end of period	$15.80	$14.05	$11.60	$10.58	$10.93	$9.56
Number of accumulation units outstanding at end of period	1,822	2,380	3,742	4,953	1,136	260
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.15	$11.84	$10.95	$10.90	$9.85	$8.36
Value at end of period	$16.30	$15.15	$11.84	$10.95	$10.90	$9.85
Number of accumulation units outstanding at end of period	1,442	3,127	829	1,716	942	186
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.67	$13.03	$12.39	$11.11	$10.68	$10.40
Value at end of period	$11.82	$11.67	$13.03	$12.39	$11.11	$10.68
Number of accumulation units outstanding at end of period	7,481	7,169	5,900	4,209	1,982	1,884
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2012)
Value at beginning of period	$17.06	$11.96	$10.85
Value at end of period	$18.67	$17.06	$11.96
Number of accumulation units outstanding at end of period	725	394	49
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.49	$9.31	$7.53	$8.23	$7.88	$6.42
Value at end of period	$11.22	$11.49	$9.31	$7.53	$8.23	$7.88
Number of accumulation units outstanding at end of period	519	119	214	224	2,394	639
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2010)
Value at beginning of period	$17.64	$12.38	$10.78	$11.70	$10.58
Value at end of period	$19.09	$17.64	$12.38	$10.78	$11.70
Number of accumulation units outstanding at end of period	1,114	1,274	210	282	10
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.43	$17.07	$15.29	$15.60	$12.58	$11.44
Value at end of period	$23.54	$22.43	$17.07	$15.29	$15.60	$12.58
Number of accumulation units outstanding at end of period	36	162	71	95	1,474	20
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.37	$18.37	$16.86	$16.35	$14.79	$11.97	$17.67	$17.44	$16.26	$15.61
Value at end of period	$23.10	$21.37	$18.37	$16.86	$16.35	$14.79	$11.97	$17.67	$17.44	$16.26
Number of accumulation units outstanding at end of period	8,265	13,000	12,050	13,142	14,561	17,007	15,213	15,898	14,936	17,408

CFI 276

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during January 2012)
Value at beginning of period	$10.96	$10.78	$9.74
Value at end of period	$14.07	$10.96	$10.78
Number of accumulation units outstanding at end of period	42	76	949
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during January 2012)
Value at beginning of period	$12.15	$9.42	$8.70
Value at end of period	$13.39	$12.15	$9.42
Number of accumulation units outstanding at end of period	769	33	33
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.87	$10.41	$9.06	$9.60	$7.92	$6.31
Value at end of period	$15.32	$13.87	$10.41	$9.06	$9.60	$7.92
Number of accumulation units outstanding at end of period	834	1,567	1,581	1,554	1,541	1,510
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.80	$16.71	$14.21	$16.68	$15.46	$11.27	$19.23	$16.41	$13.65	$11.44
Value at end of period	$19.00	$19.80	$16.71	$14.21	$16.68	$15.46	$11.27	$19.23	$16.41	$13.65
Number of accumulation units outstanding at end of period	12,910	19,763	17,382	18,045	17,715	20,628	17,474	11,102	8,992	7,223
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$40.86	$31.56	$27.49	$28.60	$24.74	$18.49	$32.62	$28.13	$25.53	$22.14
Value at end of period	$45.10	$40.86	$31.56	$27.49	$28.60	$24.74	$18.49	$32.62	$28.13	$25.53
Number of accumulation units outstanding at end of period	18,958	29,802	27,210	27,772	34,184	36,898	36,107	41,702	52,831	49,670
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.12	$21.46	$18.55	$18.63	$16.41	$12.78	$22.60	$22.57	$19.05	$18.24
Value at end of period	$29.07	$27.12	$21.46	$18.55	$18.63	$16.41	$12.78	$22.60	$22.57	$19.05
Number of accumulation units outstanding at end of period	11,531	15,083	13,228	15,035	14,682	18,638	18,963	20,313	35,555	43,295
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.67	$19.10	$16.89	$17.09	$13.96	$11.03	$21.18	$16.92	$16.05	$15.39
Value at end of period	$28.18	$25.67	$19.10	$16.89	$17.09	$13.96	$11.03	$21.18	$16.92	$16.05
Number of accumulation units outstanding at end of period	15,771	21,173	22,847	25,433	28,009	30,853	23,971	28,223	33,723	39,799
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.55	$16.75	$14.07	$17.22	$15.44	$12.38	$22.33	$19.31	$16.58	$14.12
Value at end of period	$19.53	$21.55	$16.75	$14.07	$17.22	$15.44	$12.38	$22.33	$19.31	$16.58
Number of accumulation units outstanding at end of period	2,813	2,871	2,643	2,829	3,005	3,182	4,484	5,308	4,129	5,314
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.59	$20.54	$17.59	$18.54	$14.66	$11.51	$17.43	$18.11	$15.69	$14.63
Value at end of period	$27.36	$27.59	$20.54	$17.59	$18.54	$14.66	$11.51	$17.43	$18.11	$15.69
Number of accumulation units outstanding at end of period	2,714	2,994	2,454	2,554	2,886	3,112	3,419	5,720	7,450	6,764
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.04	$10.06	$8.71	$9.00	$8.01	$6.09	$7.67
Value at end of period	$14.00	$13.04	$10.06	$8.71	$9.00	$8.01	$6.09
Number of accumulation units outstanding at end of period	4,204	4,829	1,430	2,096	1,076	435	18
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.43	$13.68	$12.57	$12.79
Value at end of period	$17.96	$17.43	$13.68	$12.57
Number of accumulation units outstanding at end of period	685	624	582	340
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.58	$35.88	$37.15
Value at end of period	$53.02	$49.58	$35.88
Number of accumulation units outstanding at end of period	1,922	2,168	2,595

CFI 277

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.93	$10.93	$9.73	$9.88	$9.14	$7.23	$10.49	$9.84	$8.55	$8.23
Value at end of period	$14.86	$13.93	$10.93	$9.73	$9.88	$9.14	$7.23	$10.49	$9.84	$8.55
Number of accumulation units outstanding at end of period	9,155	9,420	8,132	11,968	13,392	20,433	19,762	18,679	23,894	12,724
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$41.19	$34.77	$31.03	$30.96	$28.97	$23.34	$28.12	$25.80	$23.63	$22.20
Value at end of period	$44.08	$41.19	$34.77	$31.03	$30.96	$28.97	$23.34	$28.12	$25.80	$23.63
Number of accumulation units outstanding at end of period	36	36	0	0	0	0	0	0	0	58
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$30.23	$23.16	$20.03	$20.60	$16.60	$11.62	$20.95	$17.42	$15.54	$14.03
Value at end of period	$33.55	$30.23	$23.16	$20.03	$20.60	$16.60	$11.62	$20.95	$17.41	$15.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	112	104	194
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$24.59	$19.14	$16.36	$17.52	$15.52	$11.54	$19.42	$17.11	$15.58	$15.15
Value at end of period	$27.40	$24.59	$19.14	$16.36	$17.52	$15.52	$11.54	$19.42	$17.11	$15.58
Number of accumulation units outstanding at end of period	0	0	3	3	4	4	4	4	4	5
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.05	$8.45	$8.13	$8.76	$7.21	$6.37
Value at end of period	$12.42	$11.05	$8.45	$8.13	$8.76	$7.21
Number of accumulation units outstanding at end of period	1,717	1,343	658	46	28	4
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.50	$12.34	$10.78	$11.14	$9.05	$7.47
Value at end of period	$17.10	$16.50	$12.34	$10.78	$11.14	$9.05
Number of accumulation units outstanding at end of period	425	595	567	595	543	532
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$18.57	$14.45	$12.80	$13.52	$10.93	$8.75	$14.64	$14.76	$13.34	$12.50
Value at end of period	$20.43	$18.57	$14.45	$12.80	$13.52	$10.93	$8.75	$14.64	$14.76	$13.34
Number of accumulation units outstanding at end of period	3,680	4,916	4,997	5,402	8,443	7,787	9,114	11,233	18,993	16,699
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during January 2014)
Value at beginning of period	$9.77
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	14,276
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.03	$11.05	$10.11	$10.58	$8.75	$6.81	$11.30	$11.00
Value at end of period	$16.35	$15.03	$11.05	$10.11	$10.58	$8.75	$6.81	$11.30
Number of accumulation units outstanding at end of period	2,010	2,290	1,934	1,833	2,300	2,007	1,881	520
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$20.99	$16.79	$14.10	$15.48	$13.92	$10.27	$16.76	$14.66	$12.41	$11.31
Value at end of period	$21.35	$20.99	$16.79	$14.10	$15.48	$13.92	$10.27	$16.76	$14.66	$12.41
Number of accumulation units outstanding at end of period	9,305	11,344	7,997	8,508	9,716	8,803	8,570	8,223	6,440	3,144
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$76.76	$71.84	$60.29	$74.65	$59.61	$33.26	$64.91	$49.18	$39.84	$28.60
Value at end of period	$72.06	$76.76	$71.84	$60.29	$74.65	$59.61	$33.26	$64.91	$49.18	$39.84
Number of accumulation units outstanding at end of period	2,114	2,564	2,864	4,430	5,724	5,627	4,942	6,334	5,989	4,372
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.37	$14.65	$12.59	$13.06	$10.73	$7.93	$12.94	$13.28	$11.71	$11.40
Value at end of period	$22.49	$20.37	$14.65	$12.59	$13.06	$10.73	$7.93	$12.94	$13.28	$11.71
Number of accumulation units outstanding at end of period	777	1,225	1,104	978	793	766	710	255	246	44

CFI 278

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.12	$12.31	$11.22	$11.59	$10.50	$8.78	$12.85	$11.91	$10.91	$10.49
Value at end of period	$15.04	$14.12	$12.31	$11.22	$11.59	$10.50	$8.78	$12.85	$11.91	$10.91
Number of accumulation units outstanding at end of period	6,038	11,605	10,831	14,331	16,672	19,064	14,351	9,333	9,535	3,504
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.17	$15.83	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77
Value at end of period	$14.40	$14.17	$15.83	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84
Number of accumulation units outstanding at end of period	7,375	9,100	11,129	12,452	13,919	12,381	11,391	5,390	6,647	4,040
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.32	$8.60	$7.79	$10.32	$9.03	$5.24	$12.72	$10.73
Value at end of period	$7.17	$8.32	$8.60	$7.79	$10.32	$9.03	$5.24	$12.72
Number of accumulation units outstanding at end of period	1,619	1,715	1,818	4,396	2,113	4,514	3,626	678
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.17	$15.54	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64
Value at end of period	$16.95	$17.17	$15.54	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69
Number of accumulation units outstanding at end of period	2,836	2,671	3,795	3,933	5,432	6,010	5,728	4,380	3,344	2,009
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.18	$10.33	$8.58	$10.16	$8.25	$5.49
Value at end of period	$13.23	$13.18	$10.33	$8.58	$10.16	$8.25
Number of accumulation units outstanding at end of period	142	171	410	240	83	19
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.50	$20.34	$17.81	$18.50	$16.65	$14.21	$13.55	$12.40	$11.09	$11.60
Value at end of period	$20.54	$20.50	$20.34	$17.81	$18.50	$16.65	$14.21	$13.55	$12.40	$11.09
Number of accumulation units outstanding at end of period	10,015	11,414	13,656	16,810	13,156	12,037	10,416	9,069	3,803	3,082
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.03	$11.41	$10.93	$10.41	$9.84	$8.69	$9.69
Value at end of period	$11.48	$11.03	$11.41	$10.93	$10.41	$9.84	$8.69
Number of accumulation units outstanding at end of period	3,017	2,763	2,200	2,419	13,628	5,802	61
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$18.90	$14.32	$12.05	$12.85	$11.60	$8.74	$14.55	$13.31	$12.17	$10.81
Value at end of period	$20.37	$18.90	$14.32	$12.05	$12.85	$11.60	$8.74	$14.55	$13.31	$12.17
Number of accumulation units outstanding at end of period	26,250	38,622	32,625	33,780	38,162	36,064	29,374	21,838	19,538	10,987
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during April 2012)
Value at beginning of period	$3.62	$7.56	$8.06
Value at end of period	$3.27	$3.62	$7.56
Number of accumulation units outstanding at end of period	1,827	1,142	355
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.29	$15.80	$14.86	$14.59	$13.76	$12.39	$12.59	$11.67	$11.38	$11.30
Value at end of period	$15.86	$15.29	$15.80	$14.86	$14.59	$13.76	$12.39	$12.59	$11.67	$11.38
Number of accumulation units outstanding at end of period	13,436	25,197	36,861	41,584	26,142	23,491	11,692	9,963	16,541	15,112
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.01	$20.86	$18.62	$19.13	$17.00	$14.46	$20.39	$19.59	$18.06	$17.57
Value at end of period	$25.15	$24.01	$20.86	$18.62	$19.13	$17.00	$14.46	$20.39	$19.59	$18.06
Number of accumulation units outstanding at end of period	10,214	10,931	14,128	11,453	14,159	16,549	15,461	17,025	19,750	20,839
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.47	$14.43	$13.56	$13.26	$11.45	$9.68	$11.46	$10.83	$10.13	$10.02
Value at end of period	$13.53	$13.47	$14.43	$13.56	$13.26	$11.45	$9.68	$11.46	$10.83	$10.13
Number of accumulation units outstanding at end of period	10,327	14,731	15,770	17,779	29,035	36,007	25,996	27,017	31,040	34,808

CFI 279

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$10.34
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	22
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.22	$10.91	$11.39	$12.72	$10.60	$7.82	$13.44	$9.68
Value at end of period	$10.63	$12.22	$10.91	$11.39	$12.72	$10.60	$7.82	$13.44
Number of accumulation units outstanding at end of period	8,625	5,607	10,179	10,243	6,069	7,496	8,054	9,805
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.74	$16.88	$14.78	$15.03	$13.35	$10.40	$16.91	$15.97	$14.18	$13.29
Value at end of period	$23.74	$21.74	$16.88	$14.78	$15.03	$13.35	$10.40	$16.91	$15.97	$14.18
Number of accumulation units outstanding at end of period	35,207	45,165	37,457	54,654	53,946	38,983	35,843	37,302	47,214	42,868
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.45	$16.75	$14.90	$14.47	$12.84	$8.72	$11.41	$11.25	$10.47	$9.94
Value at end of period	$17.40	$17.45	$16.75	$14.90	$14.47	$12.84	$8.72	$11.41	$11.25	$10.47
Number of accumulation units outstanding at end of period	4,258	6,609	7,095	5,077	3,337	2,233	1,585	1,656	1,580	524
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.43	$20.93	$18.55	$18.82	$16.75	$13.79	$22.27	$21.50	$19.03	$18.31
Value at end of period	$30.80	$27.43	$20.93	$18.55	$18.82	$16.75	$13.79	$22.27	$21.50	$19.03
Number of accumulation units outstanding at end of period	9,897	12,732	13,302	13,105	15,883	20,499	19,455	23,786	34,685	34,402
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.04	$24.90	$21.45	$22.01	$18.31	$14.09	$22.89	$22.01	$20.39	$18.61
Value at end of period	$35.69	$33.04	$24.90	$21.45	$22.01	$18.31	$14.09	$22.89	$22.01	$20.39
Number of accumulation units outstanding at end of period	8,288	12,701	11,450	11,665	12,096	16,999	17,660	20,655	33,680	34,836
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.90	$16.98	$15.33	$15.66	$12.92	$10.50	$16.03	$17.33	$15.44	$14.55
Value at end of period	$24.85	$23.90	$16.98	$15.33	$15.66	$12.92	$10.50	$16.03	$17.33	$15.44
Number of accumulation units outstanding at end of period	6,818	7,124	6,406	8,932	8,400	12,254	10,788	15,320	18,740	18,033
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$20.72	$21.04	$19.51	$18.39	$16.98	$15.44	$17.10	$16.36	$15.94	$15.67
Value at end of period	$21.80	$20.72	$21.04	$19.51	$18.39	$16.98	$15.44	$17.10	$16.36	$15.94
Number of accumulation units outstanding at end of period	17,269	18,648	17,155	20,886	22,691	24,202	25,237	38,316	37,072	37,577
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.62	$8.04	$6.86	$7.93	$7.45	$5.23
Value at end of period	$8.93	$9.62	$8.04	$6.86	$7.93	$7.45
Number of accumulation units outstanding at end of period	2,860	3,722	2,740	3,158	3,159	7,578
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.34	$12.83	$10.91	$13.01	$12.87	$10.27	$18.19	$16.26	$12.74	$11.80
Value at end of period	$14.38	$15.34	$12.83	$10.91	$13.01	$12.87	$10.27	$18.19	$16.26	$12.74
Number of accumulation units outstanding at end of period	1,593	3,716	4,051	3,902	3,792	3,585	4,443	7,903	6,618	4,836
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.45	$11.97	$10.28	$10.31
Value at end of period	$17.31	$15.45	$11.97	$10.28
Number of accumulation units outstanding at end of period	29,990	18,992	19,744	20,962
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.20	$9.46	$8.36	$8.19	$6.96	$6.26	$9.09	$9.33
Value at end of period	$13.25	$12.20	$9.46	$8.36	$8.19	$6.96	$6.26	$9.09
Number of accumulation units outstanding at end of period	27,076	32,799	14,691	18,102	13,668	13,470	15,531	16,017

CFI 280

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.26	$17.87	$15.87	$16.18	$12.58	$9.02	$14.67	$11.83	$11.13	$10.23
Value at end of period	$24.96	$23.26	$17.87	$15.87	$16.18	$12.58	$9.02	$14.67	$11.83	$11.13
Number of accumulation units outstanding at end of period	2,666	3,317	1,416	1,374	1,672	738	828	1,625	1,551	2,563
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.70	$12.87	$13.05	$13.23	$13.39	$13.53	$13.36	$12.89	$12.46	$12.27
Value at end of period	$12.52	$12.70	$12.87	$13.05	$13.23	$13.39	$13.53	$13.36	$12.89	$12.46
Number of accumulation units outstanding at end of period	32,056	32,396	40,352	67,670	52,402	56,488	46,062	32,771	30,485	38,256
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.47	$10.45	$9.59	$10.16	$8.88	$7.23	$11.20	$10.78	$10.73
Value at end of period	$15.31	$13.47	$10.45	$9.59	$10.16	$8.88	$7.23	$11.20	$10.78
Number of accumulation units outstanding at end of period	270	287	357	479	806	1,021	1,740	2,392	1
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.04	$16.16	$14.31	$13.93	$12.52	$10.69
Value at end of period	$23.46	$21.04	$16.16	$14.31	$13.93	$12.52
Number of accumulation units outstanding at end of period	174	518	933	791	651	194
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.41	$10.30	$9.04	$8.93	$8.08	$6.62	$6.83
Value at end of period	$14.93	$13.41	$10.30	$9.04	$8.93	$8.08	$6.62
Number of accumulation units outstanding at end of period	4,671	8,581	6,257	4,459	3,117	2,084	238
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.03	$14.68	$12.84	$12.95	$11.82	$10.05
Value at end of period	$21.06	$19.03	$14.68	$12.84	$12.95	$11.82
Number of accumulation units outstanding at end of period	282	564	425	682	512	307
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.22	$17.46	$15.33	$15.89	$12.81	$11.40
Value at end of period	$25.44	$23.22	$17.46	$15.33	$15.89	$12.81
Number of accumulation units outstanding at end of period	205	980	745	503	1,054	1,069
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.90	$11.26	$9.75	$10.08	$8.16	$6.32
Value at end of period	$16.56	$14.90	$11.26	$9.75	$10.08	$8.16
Number of accumulation units outstanding at end of period	1,093	1,194	989	191	182	248
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$16.02	$11.71	$10.24	$10.80	$8.66	$6.94	$7.29
Value at end of period	$16.58	$16.02	$11.71	$10.24	$10.80	$8.66	$6.94
Number of accumulation units outstanding at end of period	1,527	2,210	1,720	680	377	229	217
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.15	$11.77	$10.37	$10.43	$7.99	$6.18	$9.57	$8.82	$7.94	$7.38
Value at end of period	$16.82	$16.15	$11.77	$10.37	$10.43	$7.99	$6.18	$9.57	$8.82	$7.94
Number of accumulation units outstanding at end of period	2,982	2,833	2,703	2,631	3,000	2,860	2,417	4,083	2,916	2,419
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$44.35	$32.65	$28.91	$30.07	$24.51	$19.49	$28.66	$27.45	$23.83	$21.92
Value at end of period	$46.59	$44.35	$32.65	$28.91	$30.07	$24.51	$19.49	$28.66	$27.45	$23.83
Number of accumulation units outstanding at end of period	4,552	5,072	4,236	4,463	4,765	6,835	7,758	7,820	16,611	15,742

CFI 281

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.28	$12.35	$11.23	$11.47	$10.46	$8.67	$12.02	$11.66	$10.67	$10.42
Value at end of period	$13.85	$13.28	$12.35	$11.23	$11.47	$10.46	$8.67	$12.02	$11.66	$10.67
Number of accumulation units outstanding at end of period	8,906	12,090	10,853	10,610	16,937	13,366	7,535	4,824	2,471	1,024
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.89	$12.11	$10.83	$11.33	$10.10	$8.14	$12.48	$12.10	$10.90	$10.60
Value at end of period	$14.46	$13.89	$12.11	$10.83	$11.33	$10.10	$8.14	$12.48	$12.10	$10.90
Number of accumulation units outstanding at end of period	42,808	52,570	47,419	44,371	41,968	34,899	23,030	15,455	5,026	408
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.53	$12.25	$10.79	$11.47	$10.16	$8.02	$12.92	$12.44	$11.06	$10.87
Value at end of period	$15.15	$14.53	$12.25	$10.79	$11.47	$10.16	$8.02	$12.92	$12.44	$11.06
Number of accumulation units outstanding at end of period	26,229	27,001	23,515	28,406	29,908	20,555	15,217	14,871	7,593	1,309
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.90	$12.24	$10.75	$11.49	$10.12	$7.91	$13.33	$12.78	$11.26	$10.72
Value at end of period	$15.59	$14.90	$12.24	$10.75	$11.49	$10.12	$7.91	$13.33	$12.78	$11.26
Number of accumulation units outstanding at end of period	20,838	19,793	16,702	18,112	26,986	30,750	22,707	13,264	5,998	153
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$14.94	$12.27	$10.77	$11.51	$10.92
Value at end of period	$15.66	$14.94	$12.27	$10.77	$11.51
Number of accumulation units outstanding at end of period	1,301	2,302	1,539	474	32
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$11.58	$10.15	$9.05	$9.41	$8.66
Value at end of period	$12.14	$11.58	$10.15	$9.05	$9.41
Number of accumulation units outstanding at end of period	9,898	7,531	5,399	3,735	2,673
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.11	$12.43	$11.49	$11.61	$10.74	$9.29	$11.31	$10.90	$10.29	$10.31
Value at end of period	$13.68	$13.11	$12.43	$11.49	$11.61	$10.74	$9.29	$11.31	$10.90	$10.29
Number of accumulation units outstanding at end of period	6,720	5,803	5,479	5,471	5,232	2,885	662	657	109	4
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.59	$10.73	$9.72	$9.92	$9.05	$7.63	$8.87
Value at end of period	$12.07	$11.59	$10.73	$9.72	$9.92	$9.05	$7.63
Number of accumulation units outstanding at end of period	3,705	3,645	3,606	3,490	3,342	974	265
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$20.61	$18.64	$16.83	$16.77	$15.31	$13.17	$17.48	$16.76	$15.68	$15.31
Value at end of period	$21.67	$20.61	$18.64	$16.83	$16.77	$15.31	$13.17	$17.48	$16.76	$15.68
Number of accumulation units outstanding at end of period	6,509	10,708	12,502	12,232	16,092	13,470	10,065	8,563	7,953	7,707
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.26	$17.61	$15.53	$16.22	$14.55	$11.78	$18.69	$18.04	$16.16	$15.43
Value at end of period	$22.34	$21.26	$17.61	$15.53	$16.22	$14.55	$11.78	$18.69	$18.04	$16.16
Number of accumulation units outstanding at end of period	17,458	17,614	20,010	18,910	19,501	18,825	14,198	11,793	11,760	11,524
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$20.52	$17.85	$15.94	$16.25	$14.71	$12.24	$17.86	$17.17	$15.67	$15.17
Value at end of period	$21.59	$20.52	$17.85	$15.94	$16.25	$14.71	$12.24	$17.86	$17.17	$15.67
Number of accumulation units outstanding at end of period	20,791	22,413	19,987	18,921	21,538	29,351	24,561	21,320	24,061	18,722

CFI 282

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.57	$12.04	$11.76	$11.12	$10.62	$10.18	$10.00
Value at end of period	$12.06	$11.57	$12.04	$11.76	$11.12	$10.62	$10.18
Number of accumulation units outstanding at end of period	2,025	1,951	901	413	4,238	4,548	1,879
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$17.40	$14.35
Value at end of period	$19.45	$17.40
Number of accumulation units outstanding at end of period	1,091	25
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$24.76	$19.11	$16.66	$17.44	$14.50	$10.84	$14.96	$15.63	$13.73	$12.91
Value at end of period	$27.46	$24.76	$19.11	$16.66	$17.44	$14.50	$10.84	$14.96	$15.63	$13.73
Number of accumulation units outstanding at end of period	1,595	2,399	1,381	1,501	1,706	1,512	2,225	1,558	5,056	8,063
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.46	$20.78	$17.61	$17.47	$14.01	$10.51	$18.14	$17.33	$15.25	$14.41
Value at end of period	$29.28	$28.46	$20.78	$17.61	$17.47	$14.01	$10.51	$18.14	$17.33	$15.25
Number of accumulation units outstanding at end of period	2,780	4,042	3,479	2,951	4,733	7,462	6,827	4,861	6,107	5,417
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.08	$11.78	$9.48	$10.13	$8.83	$6.70	$9.74
Value at end of period	$13.58	$12.08	$11.78	$9.48	$10.13	$8.83	$6.70
Number of accumulation units outstanding at end of period	2,850	4,907	4,718	6,122	5,770	5,568	6,334
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.65	$12.57	$11.03	$10.22	$8.10	$6.04	$9.97	$12.29	$10.53
Value at end of period	$16.20	$12.65	$12.57	$11.03	$10.22	$8.10	$6.04	$9.97	$12.29
Number of accumulation units outstanding at end of period	2,522	3,647	1,813	1,380	2,187	1,690	1,382	2,216	874
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$24.73	$18.61	$16.82	$17.89	$16.19	$12.47	$20.81	$20.27	$18.05	$17.62
Value at end of period	$27.51	$24.73	$18.61	$16.82	$17.89	$16.19	$12.47	$20.81	$20.27	$18.05
Number of accumulation units outstanding at end of period	819	769	706	1,027	1,356	817	959	633	920	694
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.04	$10.90	$9.68	$10.08	$8.16	$6.64	$10.21	$10.38
Value at end of period	$15.47	$15.04	$10.90	$9.68	$10.08	$8.16	$6.64	$10.21
Number of accumulation units outstanding at end of period	494	216	54	54	332	268	143	47
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$20.42	$15.23	$13.47	$15.34	$12.12	$8.83	$14.71	$13.03	$12.80
Value at end of period	$21.35	$20.42	$15.23	$13.47	$15.34	$12.12	$8.83	$14.71	$13.03
Number of accumulation units outstanding at end of period	787	747	738	561	406	608	530	132	345
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.60	$13.97	$11.94	$12.37	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21
Value at end of period	$20.01	$18.60	$13.97	$11.94	$12.37	$10.89	$8.59	$13.72	$14.24	$12.46
Number of accumulation units outstanding at end of period	1,701	2,271	2,171	2,826	3,608	3,265	2,836	3,359	3,181	2,307
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.36	$13.30	$12.66	$12.98	$11.07	$9.69	$12.82	$11.86	$11.17	$10.19
Value at end of period	$17.61	$17.36	$13.30	$12.66	$12.98	$11.07	$9.69	$12.82	$11.86	$11.17
Number of accumulation units outstanding at end of period	27,125	26,389	29,887	29,468	31,084	41,533	43,641	48,091	72,543	79,254

CFI 283

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.64	$12.61	$11.16	$11.57	$10.43	$8.53	$12.76	$12.62	$11.03	$10.61
Value at end of period	$18.07	$16.64	$12.61	$11.16	$11.57	$10.43	$8.53	$12.76	$12.62	$11.03
Number of accumulation units outstanding at end of period	752	1,468	1,099	1,388	2,573	2,701	2,259	1,872	776	394
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.78	$22.35	$19.03	$23.61	$19.91	$11.77	$24.49	$17.93	$13.39	$9.79
Value at end of period	$20.67	$20.78	$22.35	$19.03	$23.61	$19.91	$11.77	$24.49	$17.93	$13.39
Number of accumulation units outstanding at end of period	2,212	2,769	2,486	1,717	1,669	1,614	1,206	3,438	3,486	2,382
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.49	$20.42	$17.26	$17.19	$14.17	$11.44	$17.33	$17.17	$14.94	$13.97
Value at end of period	$30.04	$26.49	$20.42	$17.26	$17.19	$14.17	$11.44	$17.33	$17.17	$14.94
Number of accumulation units outstanding at end of period	3,922	3,015	2,285	2,472	3,393	3,393	3,536	2,932	3,141	3,745
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$21.27	$15.53	$13.26	$13.63	$10.91	$8.69	$12.58	$12.98	$11.28	$11.60
Value at end of period	$22.73	$21.27	$15.53	$13.26	$13.63	$10.91	$8.69	$12.58	$12.98	$11.28
Number of accumulation units outstanding at end of period	3,454	3,198	2,771	2,369	2,140	1,695	1,400	1,352	153	20
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.14	$15.26	$12.72	$14.04	$11.52	$8.91	$15.14	$13.54	$12.25	$10.15
Value at end of period	$18.13	$19.14	$15.26	$12.72	$14.04	$11.52	$8.91	$15.14	$13.54	$12.25
Number of accumulation units outstanding at end of period	28,464	30,387	34,852	37,988	47,380	63,114	59,696	72,848	109,286	111,964
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2006)
Value at beginning of period	$18.50	$16.70	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56	$10.12
Value at end of period	$18.31	$18.50	$16.70	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	3,578	2,669	1,322	903	11,118	9,301	7,470	5,256	121
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.53	$15.37	$13.62	$13.42	$11.94	$9.08	$12.71	$12.35	$10.92	$10.27
Value at end of period	$20.49	$18.53	$15.37	$13.62	$13.42	$11.94	$9.08	$12.71	$12.35	$10.92
Number of accumulation units outstanding at end of period	23,831	25,889	20,731	15,475	15,181	14,422	10,795	11,404	9,004	2,265
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.91	$15.68	$13.70	$14.42	$11.38	$7.47	$13.33	$12.56	$11.56	$9.93
Value at end of period	$21.85	$20.91	$15.68	$13.70	$14.42	$11.38	$7.47	$13.33	$12.56	$11.56
Number of accumulation units outstanding at end of period	25,952	29,343	36,350	42,238	47,147	50,939	55,676	49,570	58,970	64,144
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.92	$17.92	$15.50	$15.86	$13.99	$11.35	$17.90	$17.62	$15.00	$14.64
Value at end of period	$24.29	$22.92	$17.92	$15.50	$15.86	$13.99	$11.35	$17.90	$17.62	$15.00
Number of accumulation units outstanding at end of period	6,053	8,788	9,187	10,133	7,865	8,520	4,910	5,547	4,499	4,525
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$34.24	$24.93	$21.26	$21.79	$18.91	$13.42	$23.54	$21.73	$19.45	$18.57
Value at end of period	$36.69	$34.24	$24.93	$21.26	$21.79	$18.91	$13.42	$23.54	$21.73	$19.45
Number of accumulation units outstanding at end of period	8,340	10,012	10,428	12,141	12,154	12,874	12,537	13,010	17,141	17,981
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.62	$13.85	$11.83	$13.69	$12.20	$8.99	$18.06	$15.19	$12.42	$10.58
Value at end of period	$15.23	$15.62	$13.85	$11.83	$13.69	$12.20	$8.99	$18.06	$15.19	$12.42
Number of accumulation units outstanding at end of period	820	1,740	463	285	1,064	873	849	1,277	4	16

CFI 284

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.60	$8.93	$7.62	$8.78	$8.18	$6.28	$10.20
Value at end of period	$9.76	$10.60	$8.93	$7.62	$8.78	$8.18	$6.28
Number of accumulation units outstanding at end of period	14,455	14,652	13,590	13,822	14,248	14,037	11,536
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.23	$10.27	$8.55	$9.20	$8.66	$6.64	$11.16	$11.05	$10.68
Value at end of period	$12.68	$13.23	$10.27	$8.55	$9.20	$8.66	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	6,270	5,530	4,266	3,085	4,583	3,377	1,890	1,050	152
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.44	$10.31	$8.60	$10.22	$8.29	$5.62	$10.47	$10.94
Value at end of period	$11.73	$12.44	$10.31	$8.60	$10.22	$8.29	$5.62	$10.47
Number of accumulation units outstanding at end of period	4,814	4,417	4,601	3,731	3,209	490	89	11
WANGER SELECT
Value at beginning of period	$20.44	$15.40	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40
Value at end of period	$20.79	$20.44	$15.40	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42
Number of accumulation units outstanding at end of period	4,840	5,784	5,618	4,686	5,887	5,175	5,239	5,999	1,563	1,281
WANGER USA
Value at beginning of period	$21.13	$16.02	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56
Value at end of period	$21.84	$21.13	$16.02	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68
Number of accumulation units outstanding at end of period	2,670	3,296	3,267	4,986	4,578	4,253	4,340	3,461	5,426	4,360
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$17.28	$13.29	$11.98	$11.36	$10.16	$8.66	$13.14	$12.82	$11.03	$10.80
Value at end of period	$18.94	$17.28	$13.29	$11.98	$11.36	$10.16	$8.66	$13.14	$12.82	$11.03
Number of accumulation units outstanding at end of period	13,542	17,077	16,053	20,788	19,154	35,645	18,178	14,172	15,301	10,000
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$32.70	$24.01	$21.47	$22.25	$18.40	$14.37	$21.35	$23.56	$19.68	$18.07
Value at end of period	$34.61	$32.70	$24.01	$21.47	$22.25	$18.40	$14.37	$21.35	$23.56	$19.68
Number of accumulation units outstanding at end of period	2,466	3,358	2,945	3,348	3,855	3,962	3,075	2,977	4,717	6,052

TABLE 32
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.62	$14.78	$13.05	$13.97	$13.52
Value at end of period	$20.27	$19.62	$14.78	$13.05	$13.97
Number of accumulation units outstanding at end of period	25	22	17	417	8
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.01	$11.57	$10.56	$10.92	$10.48
Value at end of period	$15.75	$14.01	$11.57	$10.56	$10.92
Number of accumulation units outstanding at end of period	130	42	30	17	225

CFI 285

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.11	$11.82	$10.94	$11.09
Value at end of period	$16.25	$15.11	$11.82	$10.94
Number of accumulation units outstanding at end of period	75	1	2	1
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.65	$13.00	$12.37	$11.10	$10.76
Value at end of period	$11.79	$11.65	$13.00	$12.37	$11.10
Number of accumulation units outstanding at end of period	0	0	0	0	13
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2014)
Value at beginning of period	$17.73
Value at end of period	$18.62
Number of accumulation units outstanding at end of period	1
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during March 2010)
Value at beginning of period	$22.38	$17.04	$15.27	$15.58	$13.68
Value at end of period	$23.47	$22.38	$17.04	$15.27	$15.58
Number of accumulation units outstanding at end of period	0	0	0	0	350
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.19	$18.22	$16.72	$16.23	$14.69	$11.89	$17.57	$17.35	$16.18	$15.54
Value at end of period	$22.89	$21.19	$18.22	$16.72	$16.23	$14.69	$11.89	$17.57	$17.35	$16.18
Number of accumulation units outstanding at end of period	93	160	203	3,812	2,356	2,192	2,077	1,914	1,685	1,501
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during May 2014)
Value at beginning of period	$12.52
Value at end of period	$13.35
Number of accumulation units outstanding at end of period	68
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.84	$10.39	$9.05	$9.59	$7.91	$7.19
Value at end of period	$15.27	$13.84	$10.39	$9.05	$9.59	$7.91
Number of accumulation units outstanding at end of period	14	14	14	14	10	5
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.70	$16.63	$14.16	$16.63	$15.42	$11.24	$19.19	$16.38	$13.64	$11.43
Value at end of period	$18.90	$19.70	$16.63	$14.16	$16.63	$15.42	$11.24	$19.19	$16.38	$13.64
Number of accumulation units outstanding at end of period	460	576	659	2,910	2,184	1,918	1,624	1,608	1,803	859
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$40.50	$31.30	$27.28	$28.39	$24.57	$18.37	$32.43	$27.98	$25.41	$22.05
Value at end of period	$44.68	$40.50	$31.30	$27.28	$28.39	$24.57	$18.37	$32.43	$27.98	$25.41
Number of accumulation units outstanding at end of period	3,695	3,378	3,353	4,037	10,178	11,786	10,582	9,965	11,205	9,597
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.88	$21.28	$18.41	$18.50	$16.30	$12.70	$22.47	$22.46	$18.95	$18.17
Value at end of period	$28.80	$26.88	$21.28	$18.41	$18.50	$16.30	$12.70	$22.47	$22.46	$18.95
Number of accumulation units outstanding at end of period	2,829	3,013	2,978	9,781	4,970	8,190	8,034	7,987	8,490	8,278
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.45	$18.94	$16.75	$16.96	$13.86	$10.96	$21.05	$16.83	$15.98	$15.32
Value at end of period	$27.92	$25.45	$18.94	$16.75	$16.96	$13.86	$10.96	$21.05	$16.83	$15.98
Number of accumulation units outstanding at end of period	4,394	4,285	4,065	5,060	5,392	5,701	6,224	6,671	7,617	4,549

CFI 286

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.36	$16.61	$13.96	$17.10	$15.34	$12.30	$22.20	$19.21	$16.50	$14.06
Value at end of period	$19.35	$21.36	$16.61	$13.96	$17.10	$15.34	$12.30	$22.20	$19.21	$16.50
Number of accumulation units outstanding at end of period	189	150	106	68	354	208	192	162	111	1,875
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.42	$20.42	$17.50	$18.45	$14.60	$11.47	$17.37	$18.06	$15.66	$14.61
Value at end of period	$27.18	$27.42	$20.42	$17.50	$18.45	$14.60	$11.47	$17.37	$18.06	$15.66
Number of accumulation units outstanding at end of period	982	919	814	1,157	2,723	2,447	2,467	1,158	2,475	680
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during November 2014)
Value at beginning of period	$14.09
Value at end of period	$13.96
Number of accumulation units outstanding at end of period	0
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.39	$13.66	$12.55	$13.58	$12.25	$11.16
Value at end of period	$17.91	$17.39	$13.66	$12.55	$13.58	$12.25
Number of accumulation units outstanding at end of period	0	15	20	11	394	14
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.54	$35.86	$37.15
Value at end of period	$52.94	$49.54	$35.86
Number of accumulation units outstanding at end of period	62	61	67
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.83	$10.86	$9.67	$9.82	$9.09	$7.19	$10.45	$9.80	$8.52	$8.21
Value at end of period	$14.74	$13.83	$10.86	$9.67	$9.82	$9.09	$7.19	$10.45	$9.80	$8.52
Number of accumulation units outstanding at end of period	1,127	733	689	4,068	2,609	2,744	2,458	2,509	3,703	4,037
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$40.83	$34.48	$30.79	$30.74	$28.77	$23.19	$27.96	$25.66	$23.52	$22.10
Value at end of period	$43.67	$40.83	$34.48	$30.79	$30.74	$28.77	$23.19	$27.96	$25.66	$23.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	9	6	6	15	13
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$29.97	$22.97	$19.87	$20.45	$16.49	$11.55	$20.82	$17.31	$15.46	$13.97
Value at end of period	$33.24	$29.97	$22.97	$19.87	$20.45	$16.49	$11.55	$20.82	$17.31	$15.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	15	9	10	27	22
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$18.46	$14.37	$12.73	$13.45	$10.88	$8.72	$14.59	$14.72	$13.31	$12.47
Value at end of period	$20.29	$18.46	$14.37	$12.73	$13.45	$10.88	$8.72	$14.59	$14.72	$13.31
Number of accumulation units outstanding at end of period	2,203	436	423	963	2,822	2,762	2,607	2,653	2,899	2,894
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.97	$11.01	$10.09	$10.55	$8.74	$8.34
Value at end of period	$16.28	$14.97	$11.01	$10.09	$10.55	$8.74
Number of accumulation units outstanding at end of period	79	0	0	0	33	12
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.89	$16.71	$14.04	$15.42	$13.88	$10.25	$16.73	$14.64	$12.39	$10.78
Value at end of period	$21.24	$20.89	$16.71	$14.04	$15.42	$13.88	$10.25	$16.73	$14.64	$12.39
Number of accumulation units outstanding at end of period	5	5	5	1,049	586	567	573	560	543	8
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$76.25	$71.40	$59.95	$74.26	$59.33	$33.12	$64.67	$49.02	$39.73	$28.54
Value at end of period	$71.54	$76.25	$71.40	$59.95	$74.26	$59.33	$33.12	$64.67	$49.02	$39.73
Number of accumulation units outstanding at end of period	293	248	380	483	1,263	1,250	1,171	844	1,635	843

CFI 287

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$19.67	$19.99	$17.86	$17.97	$15.86	$13.54	$16.01	$14.81	$13.98	$13.82
Value at end of period	$19.94	$19.67	$19.99	$17.86	$17.97	$15.86	$13.54	$16.01	$14.81	$13.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	15	9	11	25	20
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during April 2006)
Value at beginning of period	$20.28	$14.59	$12.55	$13.02	$10.71	$7.92	$12.92	$13.27	$13.34
Value at end of period	$22.38	$20.28	$14.59	$12.55	$13.02	$10.71	$7.92	$12.92	$13.27
Number of accumulation units outstanding at end of period	0	14	20	236	263	784	687	1,221	579
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during July 2014)
Value at beginning of period	$14.03	$12.23	$11.15	$11.53	$10.45	$8.74	$12.80	$11.87	$10.88	$10.47
Value at end of period	$14.93	$14.03	$12.23	$11.15	$11.53	$10.45	$8.74	$12.80	$11.87	$10.88
Number of accumulation units outstanding at end of period	2	0	0	0	2,299	1,734	1,154	221	203	451
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.10	$15.76	$14.70	$13.36	$12.54	$10.75	$11.73	$10.77	$10.83	$10.77
Value at end of period	$14.33	$14.10	$15.76	$14.70	$13.36	$12.54	$10.75	$11.73	$10.77	$10.83
Number of accumulation units outstanding at end of period	0	9	9	632	110	147	314	172	165	558
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.29	$8.58	$7.77	$10.30	$9.01	$5.24	$12.71	$11.27
Value at end of period	$7.14	$8.29	$8.58	$7.77	$10.30	$9.01	$5.24	$12.71
Number of accumulation units outstanding at end of period	83	68	188	751	308	259	190	1,319
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$17.09	$15.47	$13.53	$13.96	$12.00	$7.58	$11.92	$11.42	$10.68	$10.55
Value at end of period	$16.86	$17.09	$15.47	$13.53	$13.96	$12.00	$7.58	$11.92	$11.42	$10.68
Number of accumulation units outstanding at end of period	92	3	3	138	286	741	994	830	777	45
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.40	$20.25	$17.74	$18.44	$16.60	$14.17	$13.53	$12.38	$11.08	$11.59
Value at end of period	$20.43	$20.40	$20.25	$17.74	$18.44	$16.60	$14.17	$13.53	$12.38	$11.08
Number of accumulation units outstanding at end of period	105	304	303	737	1,615	1,256	974	638	676	487
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.00	$11.39	$10.91	$10.39	$9.83	$8.68	$9.69
Value at end of period	$11.44	$11.00	$11.39	$10.91	$10.39	$9.83	$8.68
Number of accumulation units outstanding at end of period	147	426	356	259	80	53	40
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$18.81	$14.26	$12.00	$12.80	$11.57	$8.72	$14.53	$13.29	$12.16	$10.80
Value at end of period	$20.26	$18.81	$14.26	$12.00	$12.80	$11.57	$8.72	$14.53	$13.29	$12.16
Number of accumulation units outstanding at end of period	1,535	2,212	2,247	5,546	10,134	8,781	8,273	6,131	7,390	3,169
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.20	$15.72	$14.79	$14.53	$13.70	$12.35	$12.55	$11.64	$11.35	$11.29
Value at end of period	$15.76	$15.20	$15.72	$14.79	$14.53	$13.70	$12.35	$12.55	$11.64	$11.35
Number of accumulation units outstanding at end of period	674	1,660	1,520	4,380	15,517	14,065	11,334	5,026	9,814	3,410
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.80	$20.69	$18.47	$18.99	$16.88	$14.37	$20.28	$19.49	$17.98	$17.50
Value at end of period	$24.91	$23.80	$20.69	$18.47	$18.99	$16.88	$14.37	$20.28	$19.49	$17.98
Number of accumulation units outstanding at end of period	19	19	19	31	33	34	208	251	528	2,141
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.41	$14.18	$13.50	$13.21	$11.42	$9.65	$11.59	$10.68	$9.99	$9.88
Value at end of period	$13.45	$13.41	$14.18	$13.50	$13.21	$11.42	$9.65	$11.59	$10.68	$9.99
Number of accumulation units outstanding at end of period	1,590	1,575	1,569	3,916	4,484	9,210	9,805	9,554	11,424	14,778

CFI 288

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.18	$10.88	$11.36	$12.69	$10.58	$7.81	$13.43	$9.68
Value at end of period	$10.59	$12.18	$10.88	$11.36	$12.69	$10.58	$7.81	$13.43
Number of accumulation units outstanding at end of period	152	70	56	291	420	403	425	1,027
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.55	$16.74	$14.67	$14.92	$13.26	$10.33	$16.81	$15.88	$14.11	$13.24
Value at end of period	$23.52	$21.55	$16.74	$14.67	$14.92	$13.26	$10.33	$16.81	$15.88	$14.11
Number of accumulation units outstanding at end of period	1,847	1,856	1,244	2,560	3,361	125	191	481	600	389
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.37	$16.69	$14.85	$14.43	$12.81	$8.70	$11.40	$11.24	$10.54
Value at end of period	$17.32	$17.37	$16.69	$14.85	$14.43	$12.81	$8.70	$11.40	$11.24
Number of accumulation units outstanding at end of period	2,003	1,331	1,152	649	1,034	894	754	599	527
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.20	$20.76	$18.40	$18.69	$16.64	$13.70	$22.14	$21.39	$18.94	$18.24
Value at end of period	$30.52	$27.20	$20.76	$18.40	$18.69	$16.64	$13.70	$22.14	$21.39	$18.94
Number of accumulation units outstanding at end of period	1,506	1,149	1,194	6,760	3,707	3,512	4,528	5,377	5,695	4,414
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.78	$24.72	$21.31	$21.87	$18.20	$14.02	$22.78	$21.91	$20.31	$18.54
Value at end of period	$35.40	$32.78	$24.72	$21.31	$21.87	$18.20	$14.02	$22.78	$21.91	$20.31
Number of accumulation units outstanding at end of period	1,631	982	978	3,528	3,702	5,013	7,286	7,369	8,064	8,297
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.71	$16.86	$15.22	$15.56	$12.85	$10.44	$15.95	$17.26	$15.38	$14.50
Value at end of period	$24.64	$23.71	$16.86	$15.22	$15.56	$12.85	$10.44	$15.95	$17.26	$15.38
Number of accumulation units outstanding at end of period	545	546	546	2,098	1,768	1,675	1,919	1,980	1,857	1,572
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$20.54	$20.87	$19.35	$18.26	$16.87	$15.34	$17.00	$16.27	$15.87	$15.61
Value at end of period	$21.60	$20.54	$20.87	$19.35	$18.26	$16.87	$15.34	$17.00	$16.27	$15.87
Number of accumulation units outstanding at end of period	3,378	1,501	1,400	5,374	2,823	8,270	7,873	7,711	10,778	9,281
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.60	$8.02	$6.85	$7.92	$7.45	$6.86
Value at end of period	$8.90	$9.60	$8.02	$6.85	$7.92	$7.45
Number of accumulation units outstanding at end of period	40	40	58	562	353	416
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.24	$12.76	$10.86	$12.95	$12.82	$10.23	$18.13	$16.22	$12.71	$11.78
Value at end of period	$14.28	$15.24	$12.76	$10.86	$12.95	$12.82	$10.23	$18.13	$16.22	$12.71
Number of accumulation units outstanding at end of period	83	113	134	312	824	1,174	914	799	1,205	892
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.43	$11.96	$10.27	$10.31
Value at end of period	$17.28	$15.43	$11.96	$10.27
Number of accumulation units outstanding at end of period	5,095	1,037	1,008	3,325
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.16	$9.42	$8.34	$8.17	$6.95	$6.25	$9.08	$9.32
Value at end of period	$13.19	$12.16	$9.42	$8.34	$8.17	$6.95	$6.25	$9.08
Number of accumulation units outstanding at end of period	3,235	3,958	1,159	2,789	2,949	3,989	3,584	4,319
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.11	$17.77	$15.79	$16.10	$12.53	$8.99	$14.62	$11.80	$11.11	$10.21
Value at end of period	$24.80	$23.11	$17.77	$15.79	$16.10	$12.53	$8.99	$14.62	$11.80	$11.11
Number of accumulation units outstanding at end of period	49	20	16	16	292	241	224	234	198	1,044

CFI 289

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.58	$12.77	$12.95	$13.14	$13.29	$13.45	$13.29	$12.82	$12.40	$12.22
Value at end of period	$12.41	$12.58	$12.77	$12.95	$13.14	$13.29	$13.45	$13.29	$12.82	$12.40
Number of accumulation units outstanding at end of period	8,050	7,944	7,792	15,525	11,458	15,436	16,416	13,924	20,706	7,633
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.41	$10.42	$9.56	$10.14	$8.86	$7.22	$11.19	$11.14
Value at end of period	$15.25	$13.41	$10.42	$9.56	$10.14	$8.86	$7.22	$11.19
Number of accumulation units outstanding at end of period	324	312	298	399	379	353	327	287
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.99	$16.13	$14.30	$13.92	$12.52	$10.69
Value at end of period	$23.40	$20.99	$16.13	$14.30	$13.92	$12.52
Number of accumulation units outstanding at end of period	140	110	97	84	67	50
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.37	$10.27	$9.02	$8.92	$8.07	$6.62	$7.15
Value at end of period	$14.88	$13.37	$10.27	$9.02	$8.92	$8.07	$6.62
Number of accumulation units outstanding at end of period	795	654	510	942	310	2,121	1,895
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$18.99	$14.65	$12.82	$12.94	$11.81	$10.05
Value at end of period	$21.00	$18.99	$14.65	$12.82	$12.94	$11.81
Number of accumulation units outstanding at end of period	0	0	0	0	21	13
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.17	$17.42	$15.31	$15.88	$12.80	$11.40
Value at end of period	$25.37	$23.17	$17.42	$15.31	$15.88	$12.80
Number of accumulation units outstanding at end of period	37	29	30	30	52	43
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$14.86	$11.23	$9.74	$10.07	$9.30
Value at end of period	$16.50	$14.86	$11.23	$9.74	$10.07
Number of accumulation units outstanding at end of period	0	0	0	0	4
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.98	$11.68	$10.22	$10.79	$8.66	$7.79
Value at end of period	$16.53	$15.98	$11.68	$10.22	$10.79	$8.66
Number of accumulation units outstanding at end of period	46	19	16	12	331	4
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.05	$11.71	$10.31	$10.38	$7.95	$6.16	$9.54	$8.79	$7.92	$7.37
Value at end of period	$16.70	$16.05	$11.71	$10.31	$10.38	$7.95	$6.16	$9.54	$8.79	$7.92
Number of accumulation units outstanding at end of period	313	314	346	534	479	1,402	1,067	898	1,011	570
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$43.98	$32.39	$28.70	$29.86	$24.36	$19.37	$28.51	$27.32	$23.73	$21.83
Value at end of period	$46.18	$43.98	$32.39	$28.70	$29.86	$24.36	$19.37	$28.51	$27.32	$23.73
Number of accumulation units outstanding at end of period	112	154	176	366	472	626	1,575	1,737	2,089	1,854
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.22	$12.30	$11.19	$11.44	$10.43	$8.65	$12.01	$11.65	$10.67	$10.69
Value at end of period	$13.78	$13.22	$12.30	$11.19	$11.44	$10.43	$8.65	$12.01	$11.65	$10.67
Number of accumulation units outstanding at end of period	397	40	30	1,956	776	829	756	356	36	25

CFI 290

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.83	$12.06	$10.79	$11.30	$10.07	$8.13	$12.47	$12.09	$11.33
Value at end of period	$14.39	$13.83	$12.06	$10.79	$11.30	$10.07	$8.13	$12.47	$12.09
Number of accumulation units outstanding at end of period	2,994	1,515	1,307	12,126	10,257	7,566	3,532	2,173	952
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.47	$12.20	$10.76	$11.44	$10.13	$8.01	$12.90	$12.43	$11.67
Value at end of period	$15.07	$14.47	$12.20	$10.76	$11.44	$10.13	$8.01	$12.90	$12.43
Number of accumulation units outstanding at end of period	4,115	3,021	2,552	3,543	125	817	432	177	77
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.84	$12.19	$10.71	$11.46	$10.10	$7.89	$13.31	$12.77	$11.26	$10.55
Value at end of period	$15.51	$14.84	$12.19	$10.71	$11.46	$10.10	$7.89	$13.31	$12.77	$11.26
Number of accumulation units outstanding at end of period	2,762	833	1,233	5,178	513	388	252	153	36	11
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.92	$12.25	$11.88
Value at end of period	$15.62	$14.92	$12.25
Number of accumulation units outstanding at end of period	2,869	2,422	1,922
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.54	$10.13	$9.04	$9.40	$8.46	$8.00
Value at end of period	$12.10	$11.54	$10.13	$9.04	$9.40	$8.46
Number of accumulation units outstanding at end of period	13	11	8	6	4	2
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.06	$12.38	$11.45	$11.57	$10.71	$9.27	$11.29	$10.89	$10.29	$10.29
Value at end of period	$13.61	$13.06	$12.38	$11.45	$11.57	$10.71	$9.27	$11.29	$10.89	$10.29
Number of accumulation units outstanding at end of period	56	0	0	0	0	0	194	0	8	8
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$20.43	$18.49	$16.70	$16.65	$15.21	$13.09	$17.38	$16.67	$15.60	$15.25
Value at end of period	$21.47	$20.43	$18.49	$16.70	$16.65	$15.21	$13.09	$17.38	$16.67	$15.60
Number of accumulation units outstanding at end of period	1,007	996	986	1,031	1,892	1,703	1,564	1,289	917	2,270
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.07	$17.46	$15.41	$16.10	$14.45	$11.71	$18.58	$17.95	$16.09	$15.37
Value at end of period	$22.13	$21.07	$17.46	$15.41	$16.10	$14.45	$11.71	$18.58	$17.95	$16.09
Number of accumulation units outstanding at end of period	59	298	305	300	1,167	786	311	382	514	373
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$20.34	$17.70	$15.81	$16.13	$14.61	$12.17	$17.76	$17.08	$15.59	$15.11
Value at end of period	$21.39	$20.34	$17.70	$15.81	$16.13	$14.61	$12.17	$17.76	$17.08	$15.59
Number of accumulation units outstanding at end of period	535	419	700	758	791	780	871	843	984	852
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.54	$12.01	$11.73	$11.11	$10.62	$10.68
Value at end of period	$12.02	$11.54	$12.01	$11.73	$11.11	$10.62
Number of accumulation units outstanding at end of period	24	5	5	5	4	2
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$24.61	$19.01	$16.58	$17.37	$14.44	$10.80	$14.92	$15.59	$13.70	$12.89
Value at end of period	$27.28	$24.61	$19.01	$16.58	$17.37	$14.44	$10.80	$14.92	$15.59	$13.70
Number of accumulation units outstanding at end of period	0	0	0	0	254	250	46	42	38	231

CFI 291

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.29	$20.67	$17.53	$17.40	$13.95	$10.47	$18.09	$17.29	$15.23	$14.39
Value at end of period	$29.09	$28.29	$20.67	$17.53	$17.40	$13.95	$10.47	$18.09	$17.29	$15.23
Number of accumulation units outstanding at end of period	1	16	16	75	1,112	932	937	915	860	420
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.04	$11.75	$9.46	$10.12	$8.82	$6.69	$9.74
Value at end of period	$13.54	$12.04	$11.75	$9.46	$10.12	$8.82	$6.69
Number of accumulation units outstanding at end of period	57	69	497	1,526	967	938	893
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.60	$12.53	$11.00	$10.19	$8.08	$6.03	$9.96	$11.40
Value at end of period	$16.13	$12.60	$12.53	$11.00	$10.19	$8.08	$6.03	$9.96
Number of accumulation units outstanding at end of period	783	742	714	13	37	28	18	13
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$24.58	$18.51	$16.73	$17.81	$16.12	$12.43	$20.75	$20.21	$18.01	$17.59
Value at end of period	$27.33	$24.58	$18.51	$16.73	$17.81	$16.12	$12.43	$20.75	$20.21	$18.01
Number of accumulation units outstanding at end of period	98	54	36	919	184	131	156	73	62	29
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$20.33	$15.17	$13.43	$15.30	$12.09	$8.81	$13.57
Value at end of period	$21.25	$20.33	$15.17	$13.43	$15.30	$12.09	$8.81
Number of accumulation units outstanding at end of period	29	25	21	320	27	19	17
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.49	$13.90	$11.88	$12.31	$10.85	$8.57	$13.68	$14.21	$12.44	$12.20
Value at end of period	$19.89	$18.49	$13.90	$11.88	$12.31	$10.85	$8.57	$13.68	$14.21	$12.44
Number of accumulation units outstanding at end of period	144	144	136	259	2,850	2,470	2,225	76	1,909	171
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.32	$13.25	$11.92	$12.22	$11.04	$9.13	$12.09	$11.85	$10.67	$9.97
Value at end of period	$17.52	$16.32	$13.25	$11.92	$12.22	$11.04	$9.13	$12.09	$11.85	$10.67
Number of accumulation units outstanding at end of period	7,469	5,495	5,478	8,138	9,820	14,368	13,615	13,423	14,294	12,593
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$16.57	$12.56	$11.12	$11.53	$10.40	$10.17
Value at end of period	$17.98	$16.57	$12.56	$11.12	$11.53	$10.40
Number of accumulation units outstanding at end of period	1	16	0	0	269	269
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$20.69	$22.27	$18.97	$23.55	$19.86	$11.74	$24.45	$17.92	$13.39	$11.49
Value at end of period	$20.57	$20.69	$22.27	$18.97	$23.55	$19.86	$11.74	$24.45	$17.92	$13.39
Number of accumulation units outstanding at end of period	346	241	214	885	523	485	405	251	196	90
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.34	$20.31	$17.17	$17.11	$14.12	$11.40	$17.28	$17.13	$14.92	$13.95
Value at end of period	$29.85	$26.34	$20.31	$17.17	$17.11	$14.12	$11.40	$17.28	$17.13	$14.92
Number of accumulation units outstanding at end of period	94	92	108	651	1,123	751	714	615	820	578
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$21.18	$15.47	$13.22	$13.60	$10.89	$8.67	$12.56	$12.81
Value at end of period	$22.62	$21.18	$15.47	$13.22	$13.60	$10.89	$8.67	$12.56
Number of accumulation units outstanding at end of period	0	0	0	345	281	16	7	1

CFI 292

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.89	$14.28	$11.91	$13.15	$11.49	$8.36	$14.20	$13.52	$11.63	$10.01
Value at end of period	$18.05	$17.89	$14.28	$11.91	$13.15	$11.49	$8.36	$14.20	$13.52	$11.63
Number of accumulation units outstanding at end of period	5,790	4,929	5,399	9,845	12,899	17,633	19,338	21,850	22,250	15,150
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$18.43	$16.64	$14.53	$14.85	$12.66	$7.69	$8.45
Value at end of period	$18.23	$18.43	$16.64	$14.53	$14.85	$12.66	$7.69
Number of accumulation units outstanding at end of period	0	0	0	0	115	115	44
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2005)
Value at beginning of period	$18.44	$15.31	$13.57	$13.38	$11.91	$9.07	$12.69	$12.34	$10.92	$10.92
Value at end of period	$20.39	$18.44	$15.31	$13.57	$13.38	$11.91	$9.07	$12.69	$12.34	$10.92
Number of accumulation units outstanding at end of period	624	14	19	317	6,848	6,491	5,791	514	4,539	37
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.73	$14.81	$12.94	$13.63	$10.76	$7.46	$13.31	$11.91	$11.08	$9.93
Value at end of period	$21.74	$19.73	$14.81	$12.94	$13.63	$10.76	$7.46	$13.31	$11.91	$11.08
Number of accumulation units outstanding at end of period	2,159	2,093	2,229	3,693	3,410	4,546	4,746	5,365	5,426	3,905
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.80	$17.83	$15.44	$15.80	$13.95	$11.32	$17.86	$17.59	$14.98	$14.63
Value at end of period	$24.15	$22.80	$17.83	$15.44	$15.80	$13.95	$11.32	$17.86	$17.59	$14.98
Number of accumulation units outstanding at end of period	5	5	5	684	76	96	89	80	101	96
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$33.93	$24.72	$21.10	$21.64	$18.79	$13.33	$23.41	$21.61	$19.35	$18.49
Value at end of period	$36.35	$33.93	$24.72	$21.10	$21.64	$18.79	$13.33	$23.41	$21.61	$19.35
Number of accumulation units outstanding at end of period	415	258	270	704	1,867	2,929	2,101	2,188	2,136	1,872
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.55	$13.80	$11.79	$13.65	$12.17	$8.97	$18.03	$18.60
Value at end of period	$15.16	$15.55	$13.80	$11.79	$13.65	$12.17	$8.97	$18.03
Number of accumulation units outstanding at end of period	13	10	8	5	0	13	13	94
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.57	$8.91	$7.61	$8.77	$8.17	$6.28	$10.20
Value at end of period	$9.73	$10.57	$8.91	$7.61	$8.77	$8.17	$6.28
Number of accumulation units outstanding at end of period	302	286	276	5,123	2,433	2,731	2,352
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.18	$10.23	$8.53	$9.18	$9.00
Value at end of period	$12.63	$13.18	$10.23	$8.53	$9.18
Number of accumulation units outstanding at end of period	57	47	34	19	3
WANGER INTERNATIONAL
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.40	$10.28	$8.58	$10.20	$8.28	$7.94
Value at end of period	$11.68	$12.40	$10.28	$8.58	$10.20	$8.28
Number of accumulation units outstanding at end of period	23	0	0	0	372	352
WANGER SELECT
(Funds were first received in this option during March 2006)
Value at beginning of period	$20.34	$15.33	$13.13	$16.19	$12.98	$7.92	$15.78	$14.64	$13.32
Value at end of period	$20.67	$20.34	$15.33	$13.13	$16.19	$12.98	$7.92	$15.78	$14.64
Number of accumulation units outstanding at end of period	0	0	97	837	88	175	148	92	51

CFI 293

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.03	$15.95	$13.49	$14.18	$11.66	$8.32	$14.00	$13.47	$12.67	$12.46
Value at end of period	$21.72	$21.03	$15.95	$13.49	$14.18	$11.66	$8.32	$14.00	$13.47	$12.67
Number of accumulation units outstanding at end of period	93	93	93	357	5,828	5,342	4,832	603	3,259	14
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$17.20	$13.23	$11.94	$11.32	$10.13	$8.64	$13.11	$12.81	$11.02	$10.80
Value at end of period	$18.84	$17.20	$13.23	$11.94	$11.32	$10.13	$8.64	$13.11	$12.81	$11.02
Number of accumulation units outstanding at end of period	202	470	468	1,267	1,696	1,925	1,529	2,194	3,367	2,307
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$32.48	$23.87	$21.34	$22.13	$18.32	$14.31	$21.28	$23.49	$19.63	$18.03
Value at end of period	$34.37	$32.48	$23.87	$21.34	$22.13	$18.32	$14.31	$21.28	$23.49	$19.63
Number of accumulation units outstanding at end of period	159	269	269	279	801	955	786	945	871	1,315

TABLE 33

FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$19.58	$14.75	$13.03	$13.96	$12.93	$12.83
Value at end of period	$20.21	$19.58	$14.75	$13.03	$13.96	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	680	596
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.97	$11.55	$10.54	$10.90	$9.55	$8.87
Value at end of period	$15.70	$13.97	$11.55	$10.54	$10.90	$9.55
Number of accumulation units outstanding at end of period	241	1,354	1,369	1,505	578	101
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.07	$11.79	$10.92	$10.87	$9.83	$8.82
Value at end of period	$16.20	$15.07	$11.79	$10.92	$10.87	$9.83
Number of accumulation units outstanding at end of period	463	1,404	1,407	1,614	565	603
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.62	$12.98	$12.35	$11.10	$11.00
Value at end of period	$11.75	$11.62	$12.98	$12.35	$11.10
Number of accumulation units outstanding at end of period	0	0	0	768	163
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during June 2011)
Value at beginning of period	$17.58	$12.35	$10.77	$11.55
Value at end of period	$19.00	$17.58	$12.35	$10.77
Number of accumulation units outstanding at end of period	41	41	41	32

CFI 294

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during June 2010)
Value at beginning of period	$22.33	$17.00	$15.25	$15.57	$12.63
Value at end of period	$23.40	$22.33	$17.00	$15.25	$15.57
Number of accumulation units outstanding at end of period	114	397	411	395	74
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.00	$18.07	$16.59	$16.11	$14.59	$11.82	$17.47	$17.26	$16.11	$15.48
Value at end of period	$22.67	$21.00	$18.07	$16.59	$16.11	$14.59	$11.82	$17.47	$17.26	$16.11
Number of accumulation units outstanding at end of period	177	177	177	361	177	177	178	237	270	253
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.08	$9.38	$8.28	$8.85	$7.73	$6.16	$8.87
Value at end of period	$13.30	$12.08	$9.38	$8.28	$8.85	$7.73	$6.16
Number of accumulation units outstanding at end of period	0	0	0	0	1,129	989	150
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.80	$10.36	$9.03	$9.58	$8.10
Value at end of period	$15.22	$13.80	$10.36	$9.03	$9.58
Number of accumulation units outstanding at end of period	0	124	124	125	118
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.61	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43
Value at end of period	$18.80	$19.61	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63
Number of accumulation units outstanding at end of period	1,070	1,963	1,965	2,203	1,235	1,609	809	461	474	454
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$40.14	$31.04	$27.06	$28.18	$24.41	$18.26	$32.24	$27.83	$25.29	$21.95
Value at end of period	$44.27	$40.14	$31.04	$27.06	$28.18	$24.41	$18.26	$32.24	$27.83	$25.29
Number of accumulation units outstanding at end of period	1,179	1,623	2,578	4,221	4,140	6,050	6,546	5,944	12,425	13,836
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.64	$21.11	$18.26	$18.36	$16.19	$12.62	$22.34	$22.34	$18.86	$18.09
Value at end of period	$28.54	$26.64	$21.11	$18.26	$18.36	$16.19	$12.62	$22.34	$22.34	$18.86
Number of accumulation units outstanding at end of period	837	976	1,472	3,167	2,067	3,869	2,271	2,236	6,429	6,966
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.22	$18.78	$16.62	$16.84	$13.77	$10.89	$20.93	$16.74	$15.90	$15.25
Value at end of period	$27.66	$25.22	$18.78	$16.62	$16.84	$13.77	$10.89	$20.93	$16.74	$15.90
Number of accumulation units outstanding at end of period	2,266	2,698	4,985	10,097	5,694	7,724	6,516	4,855	8,551	9,970
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.17	$16.47	$13.85	$16.97	$15.23	$12.22	$22.08	$19.10	$16.42	$14.00
Value at end of period	$19.17	$21.17	$16.47	$13.85	$16.97	$15.23	$12.22	$22.08	$19.10	$16.42
Number of accumulation units outstanding at end of period	333	333	1,060	2,431	1,135	1,785	1,146	1,133	1,136	554
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58
Value at end of period	$27.00	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62
Number of accumulation units outstanding at end of period	8	8	334	726	0	325	768	705	643	683
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.97	$10.01	$8.68	$8.98	$8.00	$7.39
Value at end of period	$13.91	$12.97	$10.01	$8.68	$8.98	$8.00
Number of accumulation units outstanding at end of period	1,383	1,384	1,681	1,989	1,151	456
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.35	$13.63	$12.54	$13.57	$12.24	$11.43
Value at end of period	$17.86	$17.35	$13.63	$12.54	$13.57	$12.24
Number of accumulation units outstanding at end of period	128	128	128	313	172	24

CFI 295

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.49	$35.85	$37.15
Value at end of period	$52.87	$49.49	$35.85
Number of accumulation units outstanding at end of period	280	316	348
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19
Value at end of period	$14.63	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49
Number of accumulation units outstanding at end of period	1,917	2,174	2,176	6,554	2,109	2,693	2,674	3,315	3,171	3,561
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during November 2008)
Value at beginning of period	$29.71	$22.78	$19.71	$20.30	$16.37	$11.48	$10.92
Value at end of period	$32.93	$29.71	$22.78	$19.71	$20.30	$16.37	$11.48
Number of accumulation units outstanding at end of period	13	13	13	13	13	13	13
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during November 2008)
Value at beginning of period	$24.85	$25.26	$23.67	$22.51	$21.16	$18.97	$18.25
Value at end of period	$25.69	$24.85	$25.26	$23.67	$22.51	$21.16	$18.97
Number of accumulation units outstanding at end of period	8	8	8	8	8	8	8
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
(Funds were first received in this option during November 2008)
Value at beginning of period	$23.18	$18.33	$15.49	$18.23	$15.98	$11.78	$10.99
Value at end of period	$24.54	$23.18	$18.33	$15.49	$18.23	$15.98	$11.78
Number of accumulation units outstanding at end of period	4	4	4	4	4	4	4
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.98	$8.40	$8.09	$8.72	$7.19	$7.12
Value at end of period	$12.32	$10.98	$8.40	$8.09	$8.72	$7.19
Number of accumulation units outstanding at end of period	0	0	0	0	2,445	2,159
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.41	$12.29	$10.75	$11.11	$9.04	$7.14	$10.07
Value at end of period	$16.98	$16.41	$12.29	$10.75	$11.11	$9.04	$7.14
Number of accumulation units outstanding at end of period	0	0	0	154	93	0	4
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45
Value at end of period	$20.15	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28
Number of accumulation units outstanding at end of period	0	0	432	1,644	1,002	1,229	2,209	1,835	1,279	1,049
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.92	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28	$11.28
Value at end of period	$16.21	$14.92	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	424	137
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.78	$16.64	$13.99	$15.37	$13.84	$11.31
Value at end of period	$21.13	$20.78	$16.64	$13.99	$15.37	$13.84
Number of accumulation units outstanding at end of period	547	548	549	723	962	1,006
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$75.74	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48
Value at end of period	$71.03	$75.74	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62
Number of accumulation units outstanding at end of period	521	666	666	174	232	393	296	289	614	596

CFI 296

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during November 2008)
Value at beginning of period	$30.48	$24.30	$20.35	$22.52	$19.71	$14.32	$13.46
Value at end of period	$30.71	$30.48	$24.30	$20.35	$22.52	$19.71	$14.32
Number of accumulation units outstanding at end of period	13	13	13	13	13	13	13
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26	$12.43
Value at end of period	$22.27	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26
Number of accumulation units outstanding at end of period	0	0	0	136	0	0	42	6	307
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.94	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85	$10.96
Value at end of period	$14.83	$13.94	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85
Number of accumulation units outstanding at end of period	0	0	235	342	0	960	192	114	64	2
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76
Value at end of period	$14.25	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83
Number of accumulation units outstanding at end of period	532	1,085	1,085	639	759	859	4	5	4	319
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.26	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71	$12.67
Value at end of period	$7.12	$8.26	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	126	126	126	120	81	38	1,170	930
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63
Value at end of period	$16.77	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67
Number of accumulation units outstanding at end of period	182	183	183	509	844	583	516	643	1,094	101
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.10	$10.28	$8.55	$10.13	$8.23	$8.05
Value at end of period	$13.14	$13.10	$10.28	$8.55	$10.13	$8.23
Number of accumulation units outstanding at end of period	0	0	0	0	1,086	960
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.30	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59
Value at end of period	$20.32	$20.30	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07
Number of accumulation units outstanding at end of period	1,269	2,072	2,074	1,477	1,279	893	1,557	1,023	570	526
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.97	$11.36	$10.89	$10.38	$10.44
Value at end of period	$11.40	$10.97	$11.36	$10.89	$10.38
Number of accumulation units outstanding at end of period	0	0	0	59	59
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$18.72	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80
Value at end of period	$20.15	$18.72	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15
Number of accumulation units outstanding at end of period	1,471	1,673	2,355	3,270	1,134	1,554	649	704	1,172	1,482
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.11	$15.64	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27
Value at end of period	$15.66	$15.11	$15.64	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33
Number of accumulation units outstanding at end of period	155	5,062	674	6,669	6,207	6,208	9,583	9,128	4,056	2,363
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.59	$20.52	$18.33	$18.85	$16.77	$14.28	$20.16	$19.38	$17.89	$17.42
Value at end of period	$24.68	$23.59	$20.52	$18.33	$18.85	$16.77	$14.28	$20.16	$19.38	$17.89
Number of accumulation units outstanding at end of period	458	459	561	599	1,420	1,459	1,357	1,097	844	939

CFI 297

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.35	$14.12	$13.44	$13.16	$11.39	$9.62	$11.56	$10.67	$9.99	$9.88
Value at end of period	$13.37	$13.35	$14.12	$13.44	$13.16	$11.39	$9.62	$11.56	$10.67	$9.99
Number of accumulation units outstanding at end of period	283	288	1,412	1,076	454	1,304	699	1,120	1,060	1,048
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.14	$10.85	$11.33	$12.66	$10.57	$7.80	$13.42	$12.50
Value at end of period	$10.55	$12.14	$10.85	$11.33	$12.66	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	707	762	778	775	1,594	1,588	40	6
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.36	$16.60	$14.55	$14.81	$13.17	$10.27	$16.71	$15.80	$14.04	$13.18
Value at end of period	$23.30	$21.36	$16.60	$14.55	$14.81	$13.17	$10.27	$16.71	$15.80	$14.04
Number of accumulation units outstanding at end of period	3,174	3,220	7,133	9,334	10,332	13,350	7,858	7,122	8,085	8,020
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.30	$16.62	$14.80	$14.39	$12.78	$12.67
Value at end of period	$17.24	$17.30	$16.62	$14.80	$14.39	$12.78
Number of accumulation units outstanding at end of period	88	343	343	495	793	611
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.96	$20.59	$18.26	$18.56	$16.53	$13.62	$22.02	$21.28	$18.85	$18.16
Value at end of period	$30.24	$26.96	$20.59	$18.26	$18.56	$16.53	$13.62	$22.02	$21.28	$18.85
Number of accumulation units outstanding at end of period	2,041	2,043	2,318	5,764	2,891	6,208	3,313	3,243	4,510	6,666
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48
Value at end of period	$35.10	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24
Number of accumulation units outstanding at end of period	1,142	1,143	1,737	2,318	2,168	3,104	2,902	2,693	5,353	6,815
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45
Value at end of period	$24.44	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33
Number of accumulation units outstanding at end of period	15	15	509	2,426	28	719	612	514	980	1,096
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$20.36	$20.69	$19.20	$18.13	$16.75	$15.24	$16.91	$16.19	$15.79	$15.54
Value at end of period	$21.40	$20.36	$20.69	$19.20	$18.13	$16.75	$15.24	$16.91	$16.19	$15.79
Number of accumulation units outstanding at end of period	41	41	42	1,295	977	1,491	1,041	1,018	977	2,138
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.57	$8.00	$6.84	$7.91	$7.44	$6.86
Value at end of period	$8.87	$9.57	$8.00	$6.84	$7.91	$7.44
Number of accumulation units outstanding at end of period	12	12	12	36	37	38
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.15	$12.68	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76
Value at end of period	$14.18	$15.15	$12.68	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68
Number of accumulation units outstanding at end of period	0	0	0	12	807	626	1,363	1,138	886	701
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.41	$11.94	$10.27	$10.30
Value at end of period	$17.24	$15.41	$11.94	$10.27
Number of accumulation units outstanding at end of period	3,645	2,608	4,629	5,342
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07	$9.31
Value at end of period	$13.13	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	2,160	2,160	1,913	3,488	2,288	3,288	1,156	1,224

CFI 298

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.97	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19
Value at end of period	$24.63	$22.97	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08
Number of accumulation units outstanding at end of period	28	365	71	189	22	0	76	80	152	252
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.47	$12.66	$12.85	$13.04	$13.20	$13.36	$13.21	$12.75	$12.34	$12.16
Value at end of period	$12.29	$12.47	$12.66	$12.85	$13.04	$13.20	$13.36	$13.21	$12.75	$12.34
Number of accumulation units outstanding at end of period	3,008	2,739	2,718	3,190	1,614	4,626	5,570	4,415	592	1,943
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.36	$10.38	$10.22
Value at end of period	$15.18	$13.36	$10.38
Number of accumulation units outstanding at end of period	705	706	830
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2011)
Value at beginning of period	$20.94	$16.10	$14.28	$14.28
Value at end of period	$23.33	$20.94	$16.10	$14.28
Number of accumulation units outstanding at end of period	0	0	0	32
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.33	$10.25	$9.00	$8.91	$8.06	$6.86
Value at end of period	$14.83	$13.33	$10.25	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	0	0	0	49	0	839
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$18.94	$14.63	$12.81	$12.81
Value at end of period	$20.94	$18.94	$14.63	$12.81
Number of accumulation units outstanding at end of period	0	0	0	34
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75
Value at end of period	$45.78	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63
Number of accumulation units outstanding at end of period	1,267	1,292	2,202	2,870	2,327	4,023	2,623	2,629	2,829	3,175
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$13.17	$12.25	$11.16	$11.41	$10.56
Value at end of period	$13.72	$13.17	$12.25	$11.16	$11.41
Number of accumulation units outstanding at end of period	0	0	0	5,220	773
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.77	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08	$11.18
Value at end of period	$14.32	$13.77	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08
Number of accumulation units outstanding at end of period	0	1,603	1,603	1,664	96	1,297	0	0	1,452
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.41	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42	$11.91
Value at end of period	$15.00	$14.41	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42
Number of accumulation units outstanding at end of period	675	676	678	2,449	740	685	2,270	1,810	425
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$14.77	$12.15	$10.68	$11.43	$11.20
Value at end of period	$15.44	$14.77	$12.15	$10.68	$11.43
Number of accumulation units outstanding at end of period	0	0	0	737	28

CFI 299

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$14.89	$12.24	$10.75	$11.50	$11.27
Value at end of period	$15.58	$14.89	$12.24	$10.75	$11.50
Number of accumulation units outstanding at end of period	0	0	0	917	18
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.51	$10.10	$9.02	$9.39	$8.45	$8.17
Value at end of period	$12.06	$11.51	$10.10	$9.02	$9.39	$8.45
Number of accumulation units outstanding at end of period	237	401	293	174	189	163
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.00	$12.34	$11.41	$11.59
Value at end of period	$13.55	$13.00	$12.34	$11.41
Number of accumulation units outstanding at end of period	918	804	673	671
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.53	$10.68	$9.68	$9.90	$9.04	$8.95
Value at end of period	$11.99	$11.53	$10.68	$9.68	$9.90	$9.04
Number of accumulation units outstanding at end of period	434	438	374	258	134	3
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$20.25	$18.34	$16.57	$16.53	$15.11	$13.01	$17.28	$16.58	$15.53	$15.18
Value at end of period	$21.27	$20.25	$18.34	$16.57	$16.53	$15.11	$13.01	$17.28	$16.58	$15.53
Number of accumulation units outstanding at end of period	149	149	149	227	228	246	247	248	249	556
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$20.88	$17.32	$15.29	$15.99	$14.35	$11.63	$18.47	$17.85	$16.01	$15.30
Value at end of period	$21.92	$20.88	$17.32	$15.29	$15.99	$14.35	$11.63	$18.47	$17.85	$16.01
Number of accumulation units outstanding at end of period	869	873	1,045	1,667	1,655	1,762	2,745	2,986	2,872	2,779
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$20.16	$17.55	$15.69	$16.02	$14.51	$12.09	$17.66	$16.99	$15.52	$15.04
Value at end of period	$21.19	$20.16	$17.55	$15.69	$16.02	$14.51	$12.09	$17.66	$16.99	$15.52
Number of accumulation units outstanding at end of period	48	151	858	1,571	1,232	1,641	1,272	1,435	3,434	5,131
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.50	$11.98	$11.71	$11.09	$11.18
Value at end of period	$11.98	$11.50	$11.98	$11.71	$11.09
Number of accumulation units outstanding at end of period	0	0	0	730	111
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$24.47	$18.91	$16.50	$17.46
Value at end of period	$27.11	$24.47	$18.91	$16.50
Number of accumulation units outstanding at end of period	531	531	531	2
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37
Value at end of period	$28.91	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20
Number of accumulation units outstanding at end of period	726	726	758	412	75	31	265	89	4	4
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69	$9.74
Value at end of period	$13.50	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	6

CFI 300

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28	$12.36
Value at end of period	$16.06	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	0	0	0	6	6	6	68	42	13
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$24.44	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69	$20.10
Value at end of period	$27.16	$24.44	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	27	4
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.92	$10.82	$9.62	$10.70
Value at end of period	$15.34	$14.92	$10.82	$9.62
Number of accumulation units outstanding at end of period	0	0	0	79
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$20.25	$15.11	$13.38	$15.25	$12.06	$8.80	$13.44
Value at end of period	$21.15	$20.25	$15.11	$13.38	$15.25	$12.06	$8.80
Number of accumulation units outstanding at end of period	72	405	467	516	126	634	38
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18
Value at end of period	$19.76	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42
Number of accumulation units outstanding at end of period	1,114	1,114	1,115	489	0	0	40	341	334	326
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66	$9.97
Value at end of period	$17.44	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	3,392	3,737	3,741	7,593	4,626	5,770	7,418	4,996	7,363	8,473
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50	$11.70
Value at end of period	$17.90	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50
Number of accumulation units outstanding at end of period	0	0	0	282	0	0	4
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90	$15.75
Value at end of period	$20.48	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90
Number of accumulation units outstanding at end of period	73	73	74	231	581	449	171	120	351
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23	$17.58
Value at end of period	$29.66	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23
Number of accumulation units outstanding at end of period	1,362	1,362	1,317	216	1	1	99	44
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.09	$15.41	$13.18	$13.56	$10.86	$9.91
Value at end of period	$22.51	$21.09	$15.41	$13.18	$13.56	$10.86
Number of accumulation units outstanding at end of period	134	134	134	127	83	27
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$17.96	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	2,919	3,627	10,419	18,889	11,567	23,132	14,371	13,201	24,167	30,913

CFI 301

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.36	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04	$10.95
Value at end of period	$18.15	$18.36	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04
Number of accumulation units outstanding at end of period	432	0	0	0	0	0	9	1
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91	$10.72
Value at end of period	$20.29	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	4,748	5,666	4,807	5,011	2,937	1,320	995	741	1,813	844
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07	$9.93
Value at end of period	$21.64	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	7,072	8,201	8,737	16,659	9,032	13,852	11,581	8,707	14,603	15,601
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.68	$17.75	$15.37	$15.74	$13.90	$11.29	$17.82	$17.56	$14.97	$14.62
Value at end of period	$24.01	$22.68	$17.75	$15.37	$15.74	$13.90	$11.29	$17.82	$17.56	$14.97
Number of accumulation units outstanding at end of period	267	268	268	379	511	511	517	378	230	388
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$33.64	$24.52	$20.93	$21.48	$18.66	$13.25	$23.27	$21.50	$19.26	$18.41
Value at end of period	$36.02	$33.64	$24.52	$20.93	$21.48	$18.66	$13.25	$23.27	$21.50	$19.26
Number of accumulation units outstanding at end of period	218	299	2,349	3,000	1,125	4,894	1,335	1,235	1,237	1,484
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.54	$8.89	$7.59	$8.76	$8.17	$6.27	$10.20
Value at end of period	$9.70	$10.54	$8.89	$7.59	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	935	936	1,888	1,886	2,131	4,407	4,559
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46	$10.98
Value at end of period	$11.64	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	854	0	0	170	1,164	937	1,375	1,070
WANGER SELECT
Value at beginning of period	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39
Value at end of period	$20.56	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40
Number of accumulation units outstanding at end of period	847	847	848	169	1,552	1,273	789	787	717	925
WANGER USA
Value at beginning of period	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55
Value at end of period	$21.60	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66
Number of accumulation units outstanding at end of period	0	0	0	120	1,076	913	275	349	324	941
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$17.11	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80
Value at end of period	$18.74	$17.11	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01
Number of accumulation units outstanding at end of period	221	466	245	723	0	0	149	170	133	569
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$32.26	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99
Value at end of period	$34.12	$32.26	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58
Number of accumulation units outstanding at end of period	0	0	0	4	4	4	21	45	28	26

CFI 302

Condensed Financial Information (continued)

TABLE 34

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$19.81	$14.88	$13.12	$14.02	$12.96	$10.00
Value at end of period	$20.50	$19.81	$14.88	$13.12	$14.02	$12.96
Number of accumulation units outstanding at end of period	34,110	39,402	30,680	33,167	33,327	17,841
ALLIANZGI NFJ LARGE-CAP VALUE FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.55	$8.82	$7.82	$7.78	$6.99	$6.09	$9.61
Value at end of period	$12.73	$11.55	$8.82	$7.82	$7.78	$6.99	$6.09
Number of accumulation units outstanding at end of period	0	0	0	0	426	426	426
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.13	$14.95	$13.61	$14.04	$12.27	$9.78
Value at end of period	$20.42	$18.13	$14.95	$13.61	$14.04	$12.27
Number of accumulation units outstanding at end of period	412,623	399,081	377,898	336,271	244,636	93,645
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.58	$14.51	$13.40	$13.31	$12.01	$9.81
Value at end of period	$20.03	$18.58	$14.51	$13.40	$13.31	$12.01
Number of accumulation units outstanding at end of period	598,156	623,524	553,337	490,630	376,353	142,723
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(INVESTOR CLASS)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.76	$13.10	$12.43	$11.14	$10.69	$10.07
Value at end of period	$11.92	$11.76	$13.10	$12.43	$11.14	$10.69
Number of accumulation units outstanding at end of period	374,194	408,029	647,130	591,126	259,552	182,946
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.15	$12.01	$10.10	$11.54	$10.25
Value at end of period	$18.80	$17.15	$12.01	$10.10	$11.54
Number of accumulation units outstanding at end of period	187,146	192,705	66,427	83,460	38,754
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.26	$9.11	$7.35	$8.03	$7.68	$5.56	$9.99
Value at end of period	$11.01	$11.26	$9.11	$7.35	$8.03	$7.68	$5.56
Number of accumulation units outstanding at end of period	452,582	395,930	208,888	136,630	133,229	88,129	20,632
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.74	$12.43	$10.81	$11.71	$9.49
Value at end of period	$19.22	$17.74	$12.43	$10.81	$11.71
Number of accumulation units outstanding at end of period	437,609	373,361	189,894	169,341	93,780
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during June 2009)
Value at beginning of period	$22.59	$17.16	$15.35	$15.64	$12.60	$10.38
Value at end of period	$23.74	$22.59	$17.16	$15.35	$15.64	$12.60
Number of accumulation units outstanding at end of period	119,794	131,769	100,885	111,689	73,296	9,887

CFI 303

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82
Value at end of period	$32.78	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77
Number of accumulation units outstanding at end of period	410,550	418,686	456,674	482,274	504,098	544,542	623,036	750,365	856,505	892,215
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.00	$10.81	$9.46	$9.95
Value at end of period	$14.14	$11.00	$10.81	$9.46
Number of accumulation units outstanding at end of period	202,339	86,635	63,769	24,589
COLUMBIASM ACORN® FUND (CLASS Z)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.42	$11.93	$10.24	$10.87	$8.74	$6.34	$9.87
Value at end of period	$15.35	$15.42	$11.93	$10.24	$10.87	$8.74	$6.34
Number of accumulation units outstanding at end of period	3,807	3,506	3,277	3,003	2,722	2,383	1,928
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.26	$9.48	$8.35	$8.91	$7.76	$6.17	$9.52
Value at end of period	$13.53	$12.26	$9.48	$8.35	$8.91	$7.76	$6.17
Number of accumulation units outstanding at end of period	202,378	210,871	186,616	168,127	151,439	88,604	54,341
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.99	$10.48	$9.11	$9.64	$7.94	$6.08	$10.17
Value at end of period	$15.48	$13.99	$10.48	$9.11	$9.64	$7.94	$6.08
Number of accumulation units outstanding at end of period	172,083	88,455	74,528	76,361	57,829	34,658	16,918
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.03	$10.35
Value at end of period	$12.52	$12.03
Number of accumulation units outstanding at end of period	11,293	3,842
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.09	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45
Value at end of period	$19.31	$20.09	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69
Number of accumulation units outstanding at end of period	2,509,696	2,644,801	2,823,848	3,072,528	3,213,485	3,252,868	3,083,530	2,852,300	2,802,671	1,629,402
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90
Value at end of period	$51.48	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76
Number of accumulation units outstanding at end of period	5,132,547	5,517,345	5,998,782	6,618,156	7,117,352	7,681,516	8,286,539	9,575,560	11,199,576	11,118,370
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43
Value at end of period	$34.66	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40
Number of accumulation units outstanding at end of period	1,927,323	2,125,694	2,348,189	2,627,468	2,949,902	3,266,009	3,663,836	4,395,497	5,182,053	5,740,714
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19
Value at end of period	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96
Number of accumulation units outstanding at end of period	3,009,629	3,137,717	3,419,263	3,713,244	3,972,441	4,255,040	4,753,255	5,530,478	6,753,788	7,907,412
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97
Value at end of period	$21.01	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60
Number of accumulation units outstanding at end of period	386,509	424,761	451,126	524,509	578,608	688,072	762,220	959,982	1,067,522	1,136,643
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71
Value at end of period	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80
Number of accumulation units outstanding at end of period	800,450	909,417	954,573	1,029,137	1,100,589	1,107,964	1,140,864	1,184,182	1,444,904	1,456,158

CFI 304

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10	$10.10
Value at end of period	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	948,483	914,856	881,974	944,377	888,051	785,000	325,547
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.55	$13.76	$12.62	$13.63	$12.26	$9.78
Value at end of period	$18.11	$17.55	$13.76	$12.62	$13.63	$12.26
Number of accumulation units outstanding at end of period	41,276	43,248	43,289	56,250	57,907	43,590
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.71	$35.92	$37.16
Value at end of period	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	175,757	177,331	187,772
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31
Value at end of period	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64
Number of accumulation units outstanding at end of period	845,007	920,024	1,023,596	1,121,646	1,254,149	1,425,089	1,576,599	1,796,063	2,116,658	1,741,155
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26
Value at end of period	$50.91	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93
Number of accumulation units outstanding at end of period	2,357	2,666	3,747	3,648	5,314	6,066	6,529	8,256	10,331	15,204
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26
Value at end of period	$51.62	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58
Number of accumulation units outstanding at end of period	4,791	5,889	9,043	9,050	9,639	10,173	10,622	12,559	14,613	17,944
JANUS ASPEN FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL
SHARES)
Value at beginning of period	$31.08	$31.52	$29.46	$27.94	$26.20	$23.44	$22.38	$21.18	$20.57	$20.42
Value at end of period	$32.21	$31.08	$31.52	$29.46	$27.94	$26.20	$23.44	$22.38	$21.18	$20.57
Number of accumulation units outstanding at end of period	605	593	624	1,447	1,484	1,474	3,020	3,196	4,152	5,961
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
Value at beginning of period	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56
Value at end of period	$31.40	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50
Number of accumulation units outstanding at end of period	2,277	3,819	4,186	4,270	5,019	5,389	6,444	8,091	11,015	15,176
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95
Value at end of period	$32.97	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49
Number of accumulation units outstanding at end of period	1,584	1,722	2,024	1,926	2,757	3,233	3,478	4,554	5,392	8,544
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.16	$8.52	$8.19	$8.80	$7.24	$5.30	$8.74	$9.98
Value at end of period	$12.56	$11.16	$8.52	$8.19	$8.80	$7.24	$5.30	$8.74
Number of accumulation units outstanding at end of period	54,761	42,673	40,005	67,635	48,476	30,093	12,947	8,756
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.64	$12.43	$10.84	$11.18	$9.08	$7.15	$10.35
Value at end of period	$17.27	$16.64	$12.43	$10.84	$11.18	$9.08	$7.15
Number of accumulation units outstanding at end of period	188,554	202,776	191,284	178,748	124,844	72,170	13,495

CFI 305

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(CLASS VC)
Value at beginning of period	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56
Value at end of period	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43
Number of accumulation units outstanding at end of period	877,036	987,181	1,078,778	1,224,326	1,333,018	1,486,108	1,608,995	2,009,152	2,555,514	2,934,710
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during May 2013)
Value at beginning of period	$9.71	$9.94
Value at end of period	$10.15	$9.71
Number of accumulation units outstanding at end of period	209,536	36,068
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST
CLASS)
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69	$9.64
Value at end of period	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	185,351	236,579	178,096	191,547	156,370	106,032	99,707	71,654	26,098
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$21.29	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32
Value at end of period	$21.70	$21.29	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44
Number of accumulation units outstanding at end of period	778,871	784,426	817,966	818,726	822,617	813,928	800,025	708,559	658,350	485,783
NUVEEN U.S. INFRASTRUCTURE INCOME FUND (CLASS I)
(Funds were first received in this option during October 2014)
Value at beginning of period	$20.45
Value at end of period	$20.68
Number of accumulation units outstanding at end of period	2,691
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Value at end of period	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16
Number of accumulation units outstanding at end of period	860,216	924,300	1,021,259	1,095,189	1,179,705	1,135,349	1,006,711	1,150,491	1,259,577	1,160,337
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07
Value at end of period	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40
Number of accumulation units outstanding at end of period	2,292	3,018	3,635	3,922	4,832	5,992	7,491	13,019	21,550	24,669
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$20.30	$20.58	$18.36	$18.43	$16.23	$13.83	$16.33	$15.07	$14.20	$14.00
Value at end of period	$20.62	$20.30	$20.58	$18.36	$18.43	$16.23	$13.83	$16.33	$15.07	$14.20
Number of accumulation units outstanding at end of period	774	742	1,006	1,458	1,614	1,650	2,902	2,952	3,767	4,445
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72	$10.23
Value at end of period	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	271,795	272,934	207,442	215,726	235,384	261,711	223,505	237,160	201,230	52,201
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Value at end of period	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99
Number of accumulation units outstanding at end of period	560,921	593,399	656,540	759,420	848,392	1,020,315	1,219,997	1,239,502	1,334,312	1,286,153
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78
Value at end of period	$14.64	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87
Number of accumulation units outstanding at end of period	1,259,375	1,499,230	1,990,404	1,723,167	1,632,383	1,515,335	1,327,095	792,441	763,468	794,168

CFI 306

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73	$10.20
Value at end of period	$7.25	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	340,439	363,217	414,326	519,891	666,366	888,247	667,484	890,313
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65
Value at end of period	$17.22	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72
Number of accumulation units outstanding at end of period	341,287	354,462	355,315	373,129	392,165	424,205	403,226	466,382	299,696	227,325
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.29	$10.40	$8.63	$10.20	$8.27	$5.45	$10.22
Value at end of period	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27	$5.45
Number of accumulation units outstanding at end of period	329,837	362,305	299,103	273,302	249,646	116,361	22,554
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.80	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61
Value at end of period	$20.87	$20.80	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11
Number of accumulation units outstanding at end of period	2,136,200	2,321,197	2,529,944	2,668,796	2,717,506	2,445,057	2,251,199	1,766,942	1,078,607	643,749
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.12	$11.49	$10.99	$10.45	$9.87	$8.70	$9.96
Value at end of period	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87	$8.70
Number of accumulation units outstanding at end of period	230,797	229,376	284,761	250,274	203,373	196,860	82,235
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$19.18	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82
Value at end of period	$20.69	$19.18	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20
Number of accumulation units outstanding at end of period	3,718,540	3,974,654	4,192,923	4,708,634	5,018,725	5,228,768	4,851,610	4,415,753	4,627,282	3,419,375
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.64	$7.58	$8.73	$9.85
Value at end of period	$3.29	$3.64	$7.58	$8.73
Number of accumulation units outstanding at end of period	729,869	480,108	255,027	137,568
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.56	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35
Value at end of period	$16.16	$15.56	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44
Number of accumulation units outstanding at end of period	1,817,888	2,177,537	2,641,062	2,724,198	2,776,830	2,520,926	2,062,760	1,794,127	1,745,605	1,754,902
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$35.23	$30.57	$27.24	$27.95	$24.80	$21.06	$29.66	$28.45	$26.19	$25.44
Value at end of period	$36.96	$35.23	$30.57	$27.24	$27.95	$24.80	$21.06	$29.66	$28.45	$26.19
Number of accumulation units outstanding at end of period	2,985,875	3,361,515	3,728,508	4,164,502	4,726,915	5,334,428	5,925,048	7,300,680	8,919,427	10,600,515
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01	$9.88
Value at end of period	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	1,478,739	1,685,737	2,036,217	2,370,465	2,707,913	2,830,785	3,183,171	3,488,684	3,448,907	3,908,565
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$10.16
Value at end of period	$10.14
Number of accumulation units outstanding at end of period	36,392

CFI 307

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.36	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$10.76	$12.36	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	1,958,316	1,982,590	2,342,965	2,701,838	2,783,414	2,784,020	2,762,519	2,761,600
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.68	$11.01	$10.84	$10.22	$10.08
Value at end of period	$11.06	$10.68	$11.01	$10.84	$10.22
Number of accumulation units outstanding at end of period	25,308	34,770	52,336	15,824	14,263
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$33.75	$26.15	$22.87	$23.22	$20.60	$16.02	$26.00	$24.52	$21.74	$20.36
Value at end of period	$36.90	$33.75	$26.15	$22.87	$23.22	$20.60	$16.02	$26.00	$24.52	$21.74
Number of accumulation units outstanding at end of period	14,417,998	16,011,541	16,228,725	18,198,774	20,431,688	21,593,139	23,673,745	28,514,397	34,440,079	39,955,565
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48	$9.98
Value at end of period	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	458,501	508,619	596,524	492,853	466,291	353,816	176,822	216,385	202,022	82,108
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54
Value at end of period	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30
Number of accumulation units outstanding at end of period	3,446,069	3,687,909	4,094,819	4,493,943	4,978,831	5,564,181	6,093,123	7,647,788	9,473,651	10,857,695
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79
Value at end of period	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63
Number of accumulation units outstanding at end of period	1,846,382	2,047,199	2,279,454	2,506,419	2,749,008	3,050,514	3,310,499	3,993,638	5,155,750	5,659,110
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70
Value at end of period	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62
Number of accumulation units outstanding at end of period	1,088,904	1,209,579	1,316,636	1,426,343	1,553,228	1,668,191	1,789,693	2,226,410	2,836,624	3,188,101
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$15.53
Value at end of period	$15.94
Number of accumulation units outstanding at end of period	47
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.25	$12.44	$10.87	$11.92
Value at end of period	$16.02	$15.25	$12.44	$10.87
Number of accumulation units outstanding at end of period	4,220	2,499	11,020	2,300
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$25.12	$25.47	$23.58	$22.20	$20.46	$18.57	$20.55	$19.63	$19.10	$18.75
Value at end of period	$26.47	$25.12	$25.47	$23.58	$22.20	$20.46	$18.57	$20.55	$19.63	$19.10
Number of accumulation units outstanding at end of period	2,586,688	2,824,325	3,220,733	3,608,131	4,034,861	4,443,611	4,992,356	5,973,104	6,748,054	7,676,440
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.71	$8.09	$6.90	$7.96	$7.47	$5.92	$10.24
Value at end of period	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47	$5.92
Number of accumulation units outstanding at end of period	736,960	687,777	710,245	726,535	730,075	793,507	20,029

CFI 308

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.62	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87
Value at end of period	$14.67	$15.62	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82
Number of accumulation units outstanding at end of period	399,619	446,469	519,322	609,053	732,522	910,106	965,544	1,153,195	1,141,766	937,211
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.53	$12.01	$10.30	$10.31
Value at end of period	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	6,318,865	3,798,082	3,955,615	3,976,861
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	6,422,695	5,608,618	4,655,071	5,203,881	3,189,588	3,494,296	3,716,467	4,247,992
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28
Value at end of period	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21
Number of accumulation units outstanding at end of period	1,108,760	1,214,187	740,440	685,705	486,920	350,404	336,536	233,721	194,641	208,142
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90
Value at end of period	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14
Number of accumulation units outstanding at end of period	2,071,648	2,347,332	2,419,855	3,083,034	3,155,129	3,804,116	5,263,804	5,050,683	4,497,051	4,217,349
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79	$9.90
Value at end of period	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	189,072	205,850	244,550	271,221	280,121	295,328	294,259	304,477	83,139
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.19	$16.25	$14.37	$13.96	$12.54	$10.70
Value at end of period	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	215,180	175,102	156,920	94,374	63,418	50,519
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63	$9.88
Value at end of period	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	808,814	697,004	496,753	382,525	340,576	308,594	87,066
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.17	$14.76	$12.89	$12.98	$11.83	$10.05
Value at end of period	$21.24	$19.17	$14.76	$12.89	$12.98	$11.83
Number of accumulation units outstanding at end of period	139,068	128,666	124,097	86,293	70,722	61,985
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.38	$17.55	$15.39	$15.93	$12.82	$11.40
Value at end of period	$25.66	$23.38	$17.55	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	121,526	116,143	108,034	95,197	98,807	80,841
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91	$10.33
Value at end of period	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	507,474	427,678	276,800	223,057	197,862	116,466	35,364

CFI 309

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95	$10.32
Value at end of period	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	414,345	370,548	268,465	213,304	173,789	89,805	42,015
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42
Value at end of period	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00
Number of accumulation units outstanding at end of period	623,223	637,425	546,751	492,735	426,250	281,665	251,417	222,962	257,895	263,602
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17
Value at end of period	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15
Number of accumulation units outstanding at end of period	792,558	867,409	953,884	1,049,345	1,135,532	1,202,464	1,285,065	1,493,746	1,927,278	2,137,385
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68	$10.07
Value at end of period	$14.05	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	1,058,268	996,058	1,043,328	1,072,681	985,252	928,963	847,120	740,816	317,056	48,781
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91	$10.08
Value at end of period	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	2,221,401	2,100,900	2,053,759	1,927,090	1,736,917	1,538,141	1,273,395	924,041	382,746	56,551
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07	$10.49
Value at end of period	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	1,986,043	1,895,467	1,763,781	1,555,614	1,312,690	1,094,385	753,836	524,486	270,076	20,254
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27	$10.40
Value at end of period	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	1,481,469	1,407,811	1,283,490	1,175,901	998,828	851,091	587,537	406,376	192,260	20,908
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2010)
Value at beginning of period	$15.03	$12.32	$10.80	$11.52	$10.04
Value at end of period	$15.77	$15.03	$12.32	$10.80	$11.52
Number of accumulation units outstanding at end of period	167,589	128,686	72,996	43,831	5,315
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.68	$10.22	$9.10	$9.45	$8.49	$6.91	$9.11
Value at end of period	$12.26	$11.68	$10.22	$9.10	$9.45	$8.49	$6.91
Number of accumulation units outstanding at end of period	110,414	93,734	70,385	74,298	50,055	37,361	10,722
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30	$10.15
Value at end of period	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30
Number of accumulation units outstanding at end of period	132,048	111,348	129,265	139,177	194,639	192,704	196,649	155,681	81,541	2,473
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.69	$10.81	$9.77	$9.96	$9.07	$7.64	$9.37
Value at end of period	$12.19	$11.69	$10.81	$9.77	$9.96	$9.07	$7.64
Number of accumulation units outstanding at end of period	167,803	143,939	124,090	124,292	85,320	54,766	32,181

CFI 310

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(CLASS I)
Value at beginning of period	$23.20	$20.95	$18.89	$18.79	$17.13	$14.72	$19.50	$18.66	$17.44	$17.00
Value at end of period	$24.43	$23.20	$20.95	$18.89	$18.79	$17.13	$14.72	$19.50	$18.66	$17.44
Number of accumulation units outstanding at end of period	326,969	331,686	315,415	341,198	355,572	403,276	456,136	528,594	636,203	691,462
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.83	$20.54	$18.09	$18.86	$16.90	$13.66	$21.63	$20.86	$18.66	$17.79
Value at end of period	$26.13	$24.83	$20.54	$18.09	$18.86	$16.90	$13.66	$21.63	$20.86	$18.66
Number of accumulation units outstanding at end of period	889,304	941,982	999,625	1,104,552	1,175,203	1,240,399	1,321,161	1,500,034	1,757,979	1,918,047
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.58	$20.48	$18.26	$18.59	$16.81	$13.97	$20.34	$19.53	$17.79	$17.20
Value at end of period	$24.85	$23.58	$20.48	$18.26	$18.59	$16.81	$13.97	$20.34	$19.53	$17.79
Number of accumulation units outstanding at end of period	733,755	780,500	845,290	911,715	959,016	998,232	1,080,870	1,218,032	1,391,338	1,574,701
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19	$9.98
Value at end of period	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	268,293	218,457	336,062	374,699	156,461	160,284	81,101
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96
Value at end of period	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80
Number of accumulation units outstanding at end of period	263,240	289,776	284,537	304,232	287,864	245,400	234,493	293,646	401,982	498,975
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47
Value at end of period	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34
Number of accumulation units outstanding at end of period	868,726	979,775	941,146	1,007,777	1,026,235	1,076,817	1,032,299	1,182,340	1,447,101	1,654,972
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	860,678	914,620	991,806	1,023,728	1,146,206	1,236,551	1,311,569
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30	$10.15
Value at end of period	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	943,785	855,689	949,070	892,937	842,933	672,126	607,737	533,727	609,850
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70
Value at end of period	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16
Number of accumulation units outstanding at end of period	197,891	215,353	231,566	243,546	255,598	257,396	262,813	225,456	231,524	209,370
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06	$10.23
Value at end of period	$15.67	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	68,665	83,128	89,587	118,481	86,096	67,921	54,338	28,251	1,268
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82	$10.27
Value at end of period	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	642,968	694,598	774,320	867,464	873,219	732,666	584,794	498,276	571,176	233,021

CFI 311

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26
Value at end of period	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53
Number of accumulation units outstanding at end of period	765,193	817,600	804,111	881,822	964,021	1,075,763	1,203,908	1,649,943	2,244,782	2,497,771
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	4,680,897	4,634,441	5,103,067	5,689,723	6,290,893	7,021,737	7,957,358	9,628,130	11,899,870	13,027,738
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04	$10.05
Value at end of period	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	385,070	404,443	381,760	431,993	477,431	469,644	465,666	466,278	562,228	327,404
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40	$10.10
Value at end of period	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	361,501	378,317	467,396	524,658	604,172	654,303	607,353	830,788	667,561	293,009
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02
Value at end of period	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03
Number of accumulation units outstanding at end of period	525,413	563,419	531,668	525,133	537,414	577,337	577,574	680,451	726,952	689,877
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29	$10.65
Value at end of period	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	224,499	218,215	130,190	111,248	105,682	86,998	66,720	70,405	64,572	18,756
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.01
Value at end of period	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	8,362,607	9,139,337	9,984,151	11,196,083	12,254,441	13,546,873	15,113,546	18,561,178	23,257,569	26,193,355
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2006)
Value at beginning of period	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58	$10.03
Value at end of period	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	477,751	449,011	337,775	314,085	293,565	279,130	137,290	146,793	45,397
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93	$10.15
Value at end of period	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	6,921,880	6,960,510	6,834,368	6,619,659	6,299,475	5,736,424	5,143,535	4,518,241	3,476,645	1,031,529
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09	$9.93
Value at end of period	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	5,533,628	6,039,416	6,667,622	7,462,107	8,173,974	8,972,501	9,772,481	11,349,582	13,974,046	16,226,700
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.32	$18.20	$15.72	$16.06	$14.15	$11.46	$18.05	$17.74	$15.08	$14.69
Value at end of period	$24.75	$23.32	$18.20	$15.72	$16.06	$14.15	$11.46	$18.05	$17.74	$15.08
Number of accumulation units outstanding at end of period	790,542	853,444	904,848	948,860	996,210	981,770	861,176	914,726	1,003,994	995,404

CFI 312

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42
Value at end of period	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41
Number of accumulation units outstanding at end of period	1,723,871	1,854,969	2,027,473	2,311,580	2,496,048	2,673,888	2,863,918	3,376,759	4,049,155	4,595,129
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.11
Value at end of period	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	155,007	153,566	166,912	177,067	183,661	230,569	259,285	265,111	212,075	29,594
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	2,453,788	2,676,901	3,002,483	2,288,873	2,509,169	2,683,423	2,950,264
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06	$10.00
Value at end of period	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	169,571	177,139	148,889	157,852	147,525	164,565	136,160	124,065	71,341
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48	$10.12
Value at end of period	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	549,702	522,545	527,100	476,158	423,414	291,124	196,246	151,589
WANGER SELECT
Value at beginning of period	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41
Value at end of period	$21.12	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45
Number of accumulation units outstanding at end of period	795,709	889,681	1,022,812	1,151,326	1,320,344	1,197,491	1,008,917	1,121,588	625,495	202,100
WANGER USA
Value at beginning of period	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57
Value at end of period	$22.19	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72
Number of accumulation units outstanding at end of period	426,375	486,560	513,794	518,097	494,431	440,069	427,876	445,350	489,042	304,343
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$17.53	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82
Value at end of period	$19.25	$17.53	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05
Number of accumulation units outstanding at end of period	1,703,332	1,755,554	1,801,763	1,831,150	1,773,220	1,879,255	1,928,972	2,070,127	2,302,633	2,104,724
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Value at end of period	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84
Number of accumulation units outstanding at end of period	484,951	540,353	604,138	670,842	735,440	785,986	800,543	867,219	1,041,048	864,643

CFI 313

Condensed Financial Information (continued)

TABLE 35

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS ISSUED SINCE JUNE 30, 1993 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during March 2010)
Value at beginning of period	$11.75	$13.10	$12.43	$11.14	$10.69
Value at end of period	$11.91	$11.75	$13.10	$12.43	$11.14
Number of accumulation units outstanding at end of period	125	128	149	155	183
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$27.48	$23.58	$21.61	$20.92	$18.90	$15.28	$22.53	$22.20	$20.67	$19.81
Value at end of period	$29.74	$27.48	$23.58	$21.61	$20.92	$18.90	$15.28	$22.53	$22.20	$20.67
Number of accumulation units outstanding at end of period	4,398	4,436	4,831	4,832	4,837	4,856	5,009	5,211	5,213	5,217
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.81	$36.11	$31.41	$32.63	$28.19	$21.04	$37.06	$31.91	$28.93	$25.05
Value at end of period	$51.75	$46.81	$36.11	$31.41	$32.63	$28.19	$21.04	$37.06	$31.91	$28.93
Number of accumulation units outstanding at end of period	3,406	3,836	4,378	4,940	4,961	4,971	5,872	6,511	6,525	5,372
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.12	$25.39	$21.91	$21.98	$19.33	$15.03	$26.55	$26.48	$22.31	$21.34
Value at end of period	$34.49	$32.12	$25.39	$21.91	$21.98	$19.33	$15.03	$26.55	$26.48	$22.31
Number of accumulation units outstanding at end of period	534	607	648	1,336	1,625	2,652	5,814	5,954	6,316	6,294
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.38	$21.82	$19.27	$19.47	$15.88	$12.54	$24.03	$19.17	$18.16	$17.38
Value at end of period	$32.29	$29.38	$21.82	$19.27	$19.47	$15.88	$12.54	$24.03	$19.17	$18.16
Number of accumulation units outstanding at end of period	3,086	3,146	6,374	6,488	6,490	6,684	6,672	6,650	8,186	9,789
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.12	$17.95	$15.05	$18.40	$16.47	$13.18	$23.76	$20.51	$17.59	$14.96
Value at end of period	$20.98	$23.12	$17.95	$15.05	$18.40	$16.47	$13.18	$23.76	$20.51	$17.59
Number of accumulation units outstanding at end of period	367	368	368	644	644	645	645	794	795	795
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.71	$35.92	$37.16
Value at end of period	$53.23	$49.71	$35.92
Number of accumulation units outstanding at end of period	188	197	206
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.23	$11.15	$9.91	$10.04	$9.28	$7.33	$10.62	$9.95	$8.63	$8.30
Value at end of period	$15.19	$14.23	$11.15	$9.91	$10.04	$9.28	$7.33	$10.62	$9.95	$8.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	4	4	4	4	726
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2013)
Value at beginning of period	$20.62	$20.02
Value at end of period	$22.80	$20.62
Number of accumulation units outstanding at end of period	56	16
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.55	$16.05	$15.06	$14.77	$13.91	$12.51	$12.69	$11.74	$11.43	$11.34
Value at end of period	$16.15	$15.55	$16.05	$15.06	$14.77	$13.91	$12.51	$12.69	$11.74	$11.43
Number of accumulation units outstanding at end of period	649	678	722	753	800	689	730	730	731	657

CFI 314

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$32.67	$28.34	$25.26	$25.92	$23.00	$19.54	$27.51	$26.39	$24.30	$23.61
Value at end of period	$34.27	$32.67	$28.34	$25.26	$25.92	$23.00	$19.54	$27.51	$26.39	$24.30
Number of accumulation units outstanding at end of period	1,542	1,542	1,538	1,699	1,705	1,720	2,225	2,230	2,233	2,546
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.64	$14.39	$13.51	$13.19	$11.53	$9.60	$11.51	$10.71	$10.01	$9.91
Value at end of period	$13.53	$13.64	$14.39	$13.51	$13.19	$11.53	$9.60	$11.51	$10.71	$10.01
Number of accumulation units outstanding at end of period	929	1,773	1,819	2,061	2,096	2,133	2,186	2,167	2,153	2,024
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.35	$11.01	$11.47	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$10.76	$12.35	$11.01	$11.47	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	736	736	736	737	737	738	784	784
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$31.30	$24.26	$21.22	$21.54	$19.11	$14.86	$24.13	$22.75	$20.17	$18.89
Value at end of period	$34.22	$31.30	$24.26	$21.22	$21.54	$19.11	$14.86	$24.13	$22.75	$20.17
Number of accumulation units outstanding at end of period	16,017	16,755	12,258	13,641	13,902	14,411	16,274	21,870	39,238	42,661
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.12	$21.42	$18.95	$19.21	$17.07	$14.03	$22.63	$21.82	$19.28	$18.53
Value at end of period	$31.62	$28.12	$21.42	$18.95	$19.21	$17.07	$14.03	$22.63	$21.82	$19.28
Number of accumulation units outstanding at end of period	1,980	2,005	2,273	2,275	3,436	3,438	3,440	3,534	3,887	4,733
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.78	$25.42	$21.88	$22.41	$18.61	$14.31	$23.21	$22.28	$20.62	$18.78
Value at end of period	$36.55	$33.78	$25.42	$21.88	$22.41	$18.61	$14.31	$23.21	$22.28	$20.62
Number of accumulation units outstanding at end of period	248	248	248	248	447	572	572	1,090	1,675	1,352
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.44	$17.34	$15.63	$15.94	$13.14	$10.66	$16.25	$17.55	$15.61	$14.69
Value at end of period	$25.45	$24.44	$17.34	$15.63	$15.94	$13.14	$10.66	$16.25	$17.55	$15.61
Number of accumulation units outstanding at end of period	0	0	0	0	366	596	596	761	761	761
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.11	$23.43	$21.69	$20.42	$18.83	$17.09	$18.91	$18.06	$17.57	$17.25
Value at end of period	$24.34	$23.11	$23.43	$21.69	$20.42	$18.83	$17.09	$18.91	$18.06	$17.57
Number of accumulation units outstanding at end of period	4,591	4,554	4,533	4,485	4,442	5,796	7,996	8,443	8,378	11,779
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.70	$8.09	$6.90	$7.96	$7.47	$6.88
Value at end of period	$9.01	$9.70	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	17	17	17	17	17	17
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.52	$12.00	$10.29	$10.31
Value at end of period	$17.42	$15.52	$12.00	$10.29
Number of accumulation units outstanding at end of period	6,500	6,198	6,324	6,401
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.34	$9.55	$8.43	$8.25	$6.99	$6.29	$9.11	$9.34
Value at end of period	$13.41	$12.34	$9.55	$8.43	$8.25	$6.99	$6.29	$9.11
Number of accumulation units outstanding at end of period	1,074	2,916	2,916	2,917	1,841	6,657	4,887	8,042
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.02	$14.20	$14.38	$14.55	$14.70	$14.84	$14.64	$14.10	$13.61	$13.38
Value at end of period	$13.85	$14.02	$14.20	$14.38	$14.55	$14.70	$14.84	$14.64	$14.10	$13.61
Number of accumulation units outstanding at end of period	1,389	1,390	1,391	1,395	3,292	5,817	8,306	4,749	3,533	3,534

CFI 315

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.61	$10.55	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79	$9.66
Value at end of period	$15.50	$13.61	$10.55	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	0	0	438	438	439	439	439	439	440
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.44	$11.97	$10.52	$10.57	$8.09	$6.25	$9.66	$8.89	$7.99	$7.42
Value at end of period	$17.14	$16.44	$11.97	$10.52	$10.57	$8.09	$6.25	$9.66	$8.89	$7.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	126	126	126	126	127
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$45.42	$33.39	$29.52	$30.66	$24.96	$19.82	$29.11	$27.83	$24.13	$22.16
Value at end of period	$47.78	$45.42	$33.39	$29.52	$30.66	$24.96	$19.82	$29.11	$27.83	$24.13
Number of accumulation units outstanding at end of period	14	359	359	359	359	359	14	160	232	1,103
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.79	$20.51	$18.06	$18.84	$16.88	$13.65	$21.61	$20.84	$18.64	$17.77
Value at end of period	$26.09	$24.79	$20.51	$18.06	$18.84	$16.88	$13.65	$21.61	$20.84	$18.64
Number of accumulation units outstanding at end of period	160	160	118	62	9	9	9	9	9	9
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.55	$20.45	$18.23	$18.57	$16.79	$13.95	$19.31
Value at end of period	$24.81	$23.55	$20.45	$18.23	$18.57	$16.79	$13.95
Number of accumulation units outstanding at end of period	365	365	366	366	365	365	365
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$20.68	$15.39	$13.60	$15.46	$12.20	$8.51
Value at end of period	$21.65	$20.68	$15.39	$13.60	$15.46	$12.20
Number of accumulation units outstanding at end of period	0	731	731	731	731	731
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.60	$13.45	$12.08	$12.36	$11.15	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$17.86	$16.60	$13.45	$12.08	$12.36	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	1,595	1,596	1,809	4,123	8,583	8,819	14,126	14,406	14,815	15,123
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$21.03	$22.60	$19.21	$23.80	$20.04	$11.83	$24.58	$17.97	$14.58
Value at end of period	$20.96	$21.03	$22.60	$19.21	$23.80	$20.04	$11.83	$24.58	$17.97
Number of accumulation units outstanding at end of period	143	143	99	47	0	0	29	29	194
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$26.93	$20.74	$17.50	$17.40	$14.33	$10.90
Value at end of period	$30.58	$26.93	$20.74	$17.50	$17.40	$14.33
Number of accumulation units outstanding at end of period	0	388	388	388	388	388
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.20	$14.50	$12.07	$13.30	$11.60	$8.42	$14.28	$13.57	$11.65	$10.01
Value at end of period	$18.39	$18.20	$14.50	$12.07	$13.30	$11.60	$8.42	$14.28	$13.57	$11.65
Number of accumulation units outstanding at end of period	9,624	9,887	10,664	11,376	12,578	12,631	15,356	16,168	17,383	20,043
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2010)
Value at beginning of period	$18.70	$16.86	$14.69	$14.98	$13.04
Value at end of period	$18.53	$18.70	$16.86	$14.69	$14.98
Number of accumulation units outstanding at end of period	104	109	129	133	157

CFI 316

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$18.76	$15.54	$13.75	$13.53	$12.02	$9.13	$12.76	$12.38	$11.26
Value at end of period	$20.77	$18.76	$15.54	$13.75	$13.53	$12.02	$9.13	$12.76	$12.38
Number of accumulation units outstanding at end of period	1,927	1,927	1,928	1,928	2,314	2,555	2,594	3,557	3,558
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.07	$15.03	$13.11	$13.79	$10.86	$7.51	$13.38	$11.95	$11.09	$9.93
Value at end of period	$22.16	$20.07	$15.03	$13.11	$13.79	$10.86	$7.51	$13.38	$11.95	$11.09
Number of accumulation units outstanding at end of period	10,873	10,908	10,939	11,971	13,318	15,069	15,263	15,273	16,106	17,945
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.91	$17.10	$14.77	$15.09	$13.30	$10.77	$16.96	$16.67	$14.18	$13.81
Value at end of period	$23.24	$21.91	$17.10	$14.77	$15.09	$13.30	$10.77	$16.96	$16.67	$14.18
Number of accumulation units outstanding at end of period	52	15	0	0	0	0	0	0	341	341
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$38.91	$28.29	$24.10	$24.66	$21.37	$15.14	$26.53	$24.45	$21.85	$20.84
Value at end of period	$41.76	$38.91	$28.29	$24.10	$24.66	$21.37	$15.14	$26.53	$24.45	$21.85
Number of accumulation units outstanding at end of period	1,621	1,429	1,526	1,582	1,574	1,564	1,803	2,659	3,558	3,810
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.68	$8.99	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.85	$10.68	$8.99	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	17,061	17,239	20,407	22,868	25,222	25,250	26,257
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.37	$10.37	$8.62	$9.26	$8.70	$6.66	$11.18	$11.20
Value at end of period	$12.84	$13.37	$10.37	$8.62	$9.26	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	1,070	1,071	1,071	1,071	1,071	1,072	1,072	1,073

TABLE 36
FOR CONTRACTS ISSUED UNDER 403(b) OR 401(a) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$19.66	$14.80	$13.06	$14.07
Value at end of period	$20.31	$19.66	$14.80	$13.06
Number of accumulation units outstanding at end of period	23	2	6	2
AMANA GROWTH FUND (INVESTOR CLASS)
Value at beginning of period	$18.00	$14.86	$13.55
Value at end of period	$20.23	$18.00	$14.86
Number of accumulation units outstanding at end of period	37	24	9
AMANA INCOME FUND (INVESTOR CLASS)
Value at beginning of period	$18.45	$14.42	$13.34
Value at end of period	$19.85	$18.45	$14.42
Number of accumulation units outstanding at end of period	48	461	398

CFI 317

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.67	$13.02	$12.38	$11.06
Value at end of period	$11.81	$11.67	$13.02	$12.38
Number of accumulation units outstanding at end of period	580	450	214	209
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during January 2011)
Value at beginning of period	$22.42	$17.06	$15.29	$15.99
Value at end of period	$23.52	$22.42	$17.06	$15.29
Number of accumulation units outstanding at end of period	242	210	137	123
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$30.17	$25.93	$23.80	$23.08	$20.88	$16.90	$24.96	$24.64	$22.97	$22.05
Value at end of period	$32.60	$30.17	$25.93	$23.80	$23.08	$20.88	$16.90	$24.96	$24.64	$22.97
Number of accumulation units outstanding at end of period	275	309	302	294	284	497	486	438	396	360
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.87	$10.41	$9.06	$9.60	$8.93
Value at end of period	$15.31	$13.87	$10.41	$9.06	$9.60
Number of accumulation units outstanding at end of period	46	37	27	14	2
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.78	$16.69	$14.20	$16.67	$15.45	$11.27	$19.22	$16.40	$13.65	$11.37
Value at end of period	$18.98	$19.78	$16.69	$14.20	$16.67	$15.45	$11.27	$19.22	$16.40	$13.65
Number of accumulation units outstanding at end of period	2,408	2,714	2,517	2,136	3,419	2,500	2,530	2,134	2,089	2,061
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.52	$35.17	$30.64	$31.88	$27.58	$20.61	$36.36	$31.37	$28.47	$24.69
Value at end of period	$50.25	$45.52	$35.17	$30.64	$31.88	$27.58	$20.61	$36.36	$31.37	$28.47
Number of accumulation units outstanding at end of period	2,030	2,017	1,792	1,554	1,895	2,305	2,826	1,724	1,536	1,211
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.24	$24.72	$21.37	$21.47	$18.91	$14.73	$26.05	$26.02	$21.96	$21.03
Value at end of period	$33.49	$31.24	$24.72	$21.37	$21.47	$18.91	$14.73	$26.05	$26.02	$21.96
Number of accumulation units outstanding at end of period	2,426	2,394	2,794	2,601	2,454	2,821	2,361	1,900	1,590	1,913
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.57	$21.25	$18.79	$19.02	$15.54	$12.28	$23.58	$18.84	$17.88	$17.14
Value at end of period	$31.35	$28.57	$21.25	$18.79	$19.02	$15.54	$12.28	$23.58	$18.84	$17.88
Number of accumulation units outstanding at end of period	298	298	298	298	400	134	939	942	932	1,119
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.48	$17.48	$14.68	$17.97	$16.12	$12.92	$23.31	$20.16	$17.31	$14.75
Value at end of period	$20.37	$22.48	$17.48	$14.68	$17.97	$16.12	$12.92	$23.31	$20.16	$17.31
Number of accumulation units outstanding at end of period	1,243	1,176	1,034	957	824	777	723	602	504	386
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.56	$20.51	$17.57	$18.52	$14.65	$11.50	$17.42	$18.10	$15.69	$14.63
Value at end of period	$27.32	$27.56	$20.51	$17.57	$18.52	$14.65	$11.50	$17.42	$18.10	$15.69
Number of accumulation units outstanding at end of period	0	0	0	0	55	368	359	272	212	154
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.03	$10.05	$8.71	$9.00	$8.01	$7.86
Value at end of period	$13.99	$13.03	$10.05	$8.71	$9.00	$8.01
Number of accumulation units outstanding at end of period	327	217	143	0	0	509

CFI 318

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.42	$13.68	$12.57	$13.59	$12.25	$11.91
Value at end of period	$17.95	$17.42	$13.68	$12.57	$13.59	$12.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	252
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during November 2014)
Value at beginning of period	$10.07
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	13
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.02	$11.04	$10.11	$11.08
Value at end of period	$16.33	$15.02	$11.04	$10.11
Number of accumulation units outstanding at end of period	27	11	139	80
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.97	$16.77	$14.08	$15.47	$13.91	$10.27	$16.75	$16.55
Value at end of period	$21.33	$20.97	$16.77	$14.08	$15.47	$13.91	$10.27	$16.75
Number of accumulation units outstanding at end of period	135	481	422	0	0	208	208	208
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$76.66	$71.75	$60.22	$74.57	$59.56	$33.24	$64.86	$49.15	$39.82	$28.59
Value at end of period	$71.95	$76.66	$71.75	$60.22	$74.57	$59.56	$33.24	$64.86	$49.15	$39.82
Number of accumulation units outstanding at end of period	121	101	83	59	439	196	276	155	164	160
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.35	$14.64	$12.58	$13.05	$10.73	$7.93	$12.93	$14.01
Value at end of period	$22.46	$20.35	$14.64	$12.58	$13.05	$10.73	$7.93	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	1,370	592	618	26
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.10	$12.30	$11.21	$11.58	$10.49	$8.77	$12.84	$11.90	$10.90	$10.24
Value at end of period	$15.02	$14.10	$12.30	$11.21	$11.58	$10.49	$8.77	$12.84	$11.90	$10.90
Number of accumulation units outstanding at end of period	0	0	0	0	260	260	260	260	260	260
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2010)
Value at beginning of period	$14.15	$15.81	$14.75	$13.39	$13.00
Value at end of period	$14.39	$14.15	$15.81	$14.75	$13.39
Number of accumulation units outstanding at end of period	7,040	5,631	3,855	2,030	452
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2011)
Value at beginning of period	$8.31	$8.60	$7.79	$8.46
Value at end of period	$7.17	$8.31	$8.60	$7.79
Number of accumulation units outstanding at end of period	60	54	34	9
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.15	$15.53	$13.57	$14.00	$12.02	$7.60	$11.93	$11.43	$10.69	$10.25
Value at end of period	$16.93	$17.15	$15.53	$13.57	$14.00	$12.02	$7.60	$11.93	$11.43	$10.69
Number of accumulation units outstanding at end of period	391	328	189	174	835	822	132	130	130	130
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.48	$20.32	$17.80	$18.49	$16.64	$14.20	$13.55	$12.40	$11.08	$11.60
Value at end of period	$20.51	$20.48	$20.32	$17.80	$18.49	$16.64	$14.20	$13.55	$12.40	$11.08
Number of accumulation units outstanding at end of period	576	729	520	166	3,402	19,362	19,443	18,387	18,330	17,659

CFI 319

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$18.89	$14.31	$12.04	$12.84	$11.59	$8.74	$14.55	$13.31	$12.17	$10.81
Value at end of period	$20.34	$18.89	$14.31	$12.04	$12.84	$11.59	$8.74	$14.55	$13.31	$12.17
Number of accumulation units outstanding at end of period	2,612	2,611	3,342	3,297	7,189	4,614	5,571	4,467	4,579	4,060
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.27	$15.79	$14.84	$14.58	$13.75	$12.38	$12.99
Value at end of period	$15.84	$15.27	$15.79	$14.84	$14.58	$13.75	$12.38
Number of accumulation units outstanding at end of period	0	0	0	0	675	0	1,120
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$34.28	$29.79	$26.59	$27.33	$24.29	$20.66	$29.14	$28.00	$25.81	$25.11
Value at end of period	$35.90	$34.28	$29.79	$26.59	$27.33	$24.29	$20.66	$29.14	$28.00	$25.81
Number of accumulation units outstanding at end of period	169	162	696	673	656	629	660	431	374	403
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.46	$14.22	$13.37	$13.07	$11.44	$9.54	$11.46	$10.68	$9.99	$9.90
Value at end of period	$13.33	$13.46	$14.22	$13.37	$13.07	$11.44	$9.54	$11.46	$10.68	$9.99
Number of accumulation units outstanding at end of period	1,126	1,090	1,055	1,020	1,982	2,340	2,325	2,148	2,660	4,202
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.22	$10.91	$11.39	$12.71	$10.60	$7.82	$13.43	$9.68
Value at end of period	$10.62	$12.22	$10.91	$11.39	$12.71	$10.60	$7.82	$13.43
Number of accumulation units outstanding at end of period	54	46	27	6	42	42	42	42
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$32.87	$25.51	$22.35	$22.73	$20.20	$15.73	$25.57	$24.15	$21.45	$20.12
Value at end of period	$35.88	$32.87	$25.51	$22.35	$22.73	$20.20	$15.73	$25.57	$24.15	$21.45
Number of accumulation units outstanding at end of period	3,396	3,191	1,043	968	949	789	1,052	929	830	893
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.39	$20.90	$18.52	$18.80	$16.73	$13.77	$22.24	$21.48	$19.01	$18.30
Value at end of period	$30.75	$27.39	$20.90	$18.52	$18.80	$16.73	$13.77	$22.24	$21.48	$19.01
Number of accumulation units outstanding at end of period	51	51	51	51	16,488	74	78	94	73	25
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.99	$24.86	$21.42	$21.98	$18.29	$14.08	$22.87	$21.99	$20.38	$18.59
Value at end of period	$35.63	$32.99	$24.86	$21.42	$21.98	$18.29	$14.08	$22.87	$21.99	$20.38
Number of accumulation units outstanding at end of period	498	497	490	485	2,188	1,555	2,174	1,266	1,456	1,338
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$23.86	$16.96	$15.30	$15.64	$12.91	$10.49	$16.01	$17.32	$15.74
Value at end of period	$24.81	$23.86	$16.96	$15.30	$15.64	$12.91	$10.49	$16.01	$17.32
Number of accumulation units outstanding at end of period	3,504	3,243	2,960	2,670	2,362	2,016	1,558	1,178	908
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.78	$25.17	$23.33	$22.00	$20.32	$18.47	$20.47	$19.58	$19.08	$18.76
Value at end of period	$26.07	$24.78	$25.17	$23.33	$22.00	$20.32	$18.47	$20.47	$19.58	$19.08
Number of accumulation units outstanding at end of period	367	331	331	331	3,407	1,065	1,186	564	320	333
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.32	$12.82	$10.90	$13.00	$12.86	$10.26	$18.18	$16.25	$12.73	$11.80
Value at end of period	$14.36	$15.32	$12.82	$10.90	$13.00	$12.86	$10.26	$18.18	$16.25	$12.73
Number of accumulation units outstanding at end of period	0	0	0	0	215	550	470	374	311	249
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.45	$11.97	$10.28	$10.31
Value at end of period	$17.31	$15.45	$11.97	$10.28
Number of accumulation units outstanding at end of period	7,417	4,503	5,347	5,222

CFI 320

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.19	$9.45	$8.36	$8.33
Value at end of period	$13.24	$12.19	$9.45	$8.36
Number of accumulation units outstanding at end of period	340	336	261	260
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.23	$17.85	$15.85
Value at end of period	$24.93	$23.23	$17.85
Number of accumulation units outstanding at end of period	739	1,192	546
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.14	$14.34	$14.54	$14.74	$14.91	$15.08	$14.89	$14.36	$13.89	$13.68
Value at end of period	$13.94	$14.14	$14.34	$14.54	$14.74	$14.91	$15.08	$14.89	$14.36	$13.89
Number of accumulation units outstanding at end of period	201	222	297	14,737	14,593	16,602	24,448	8,063	10,601	11,160
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2011)
Value at beginning of period	$21.03	$16.16	$14.31	$14.75
Value at end of period	$23.45	$21.03	$16.16	$14.31
Number of accumulation units outstanding at end of period	346	588	439	4
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$20.00
Value at end of period	$21.05
Number of accumulation units outstanding at end of period	17
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2011)
Value at beginning of period	$16.02	$11.71	$10.23	$8.97
Value at end of period	$16.57	$16.02	$11.71	$10.23
Number of accumulation units outstanding at end of period	267	726	709	70
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.13	$11.76	$10.36	$10.42	$7.98	$6.18	$9.56	$8.81	$7.94	$7.38
Value at end of period	$16.80	$16.13	$11.76	$10.36	$10.42	$7.98	$6.18	$9.56	$8.81	$7.94
Number of accumulation units outstanding at end of period	68	68	68	68	68	68	68	68	68	76
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$44.28	$32.60	$28.87	$30.03	$24.48	$19.47	$28.63	$27.43	$23.81	$21.90
Value at end of period	$46.51	$44.28	$32.60	$28.87	$30.03	$24.48	$19.47	$28.63	$27.43	$23.81
Number of accumulation units outstanding at end of period	198	185	171	154	225	204	220	194	161	207
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.27	$12.34	$11.22	$11.47	$10.45	$8.67	$12.02	$11.77
Value at end of period	$13.84	$13.27	$12.34	$11.22	$11.47	$10.45	$8.67	$12.02
Number of accumulation units outstanding at end of period	0	0	0	0	2,313	2,041	2,040	2,040
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.88	$12.10	$10.82	$11.32	$10.09	$8.14	$12.48	$12.63
Value at end of period	$14.45	$13.88	$12.10	$10.82	$11.32	$10.09	$8.14	$12.48
Number of accumulation units outstanding at end of period	0	0	0	0	2,032	1,458	1,834	1,593
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$14.52	$12.24	$10.78	$11.47	$9.96
Value at end of period	$15.13	$14.52	$12.24	$10.78	$11.47
Number of accumulation units outstanding at end of period	0	0	0	0	773

CFI 321

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.57	$10.15	$9.05	$9.73
Value at end of period	$12.13	$11.57	$10.15	$9.05
Number of accumulation units outstanding at end of period	8	3	9	3
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.53	$20.38	$18.40	$18.34	$16.74	$14.41	$19.12	$18.33	$17.15	$16.75
Value at end of period	$23.68	$22.53	$20.38	$18.40	$18.34	$16.74	$14.41	$19.12	$18.33	$17.15
Number of accumulation units outstanding at end of period	404	374	344	310	270	221	164	192	97	23
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.11	$19.98	$17.62	$18.41	$16.51	$13.37	$21.21	$20.48	$18.35	$17.52
Value at end of period	$25.33	$24.11	$19.98	$17.62	$18.41	$16.51	$13.37	$21.21	$20.48	$18.35
Number of accumulation units outstanding at end of period	2,359	2,017	1,898	1,623	1,361	1,076	726	561	236	52
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.90	$19.92	$17.78	$18.14	$16.42	$13.67	$19.94	$19.18	$17.49	$16.94
Value at end of period	$24.09	$22.90	$19.92	$17.78	$18.14	$16.42	$13.67	$19.94	$19.18	$17.49
Number of accumulation units outstanding at end of period	2,318	1,913	1,738	1,409	1,181	978	733	530	357	110
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$24.73	$19.09	$16.64	$17.43	$14.49	$10.83	$14.95	$15.62	$13.72	$12.90
Value at end of period	$27.42	$24.73	$19.09	$16.64	$17.43	$14.49	$10.83	$14.95	$15.62	$13.72
Number of accumulation units outstanding at end of period	0	0	0	0	108	108	108	400	108	108
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.07	$11.78	$9.47	$10.13	$8.83	$6.70	$9.74
Value at end of period	$13.57	$12.07	$11.78	$9.47	$10.13	$8.83	$6.70
Number of accumulation units outstanding at end of period	31	31	31	31	211	211	211
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.64	$12.56	$11.03	$10.21	$8.09	$6.04	$9.96	$12.28	$12.37
Value at end of period	$16.19	$12.64	$12.56	$11.03	$10.21	$8.09	$6.04	$9.96	$12.28
Number of accumulation units outstanding at end of period	82	290	248	7	2,123	680	730	50	343
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$9.94
Value at end of period	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	756	757	756
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.58	$13.96	$11.93	$12.36	$10.88	$8.59	$13.71	$14.23	$12.46	$12.01
Value at end of period	$19.99	$18.58	$13.96	$11.93	$12.36	$10.88	$8.59	$13.71	$14.23	$12.46
Number of accumulation units outstanding at end of period	0	0	0	0	233	333	333	333	333	333
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.37	$13.29	$11.95	$12.25	$11.06	$9.15	$12.11	$11.86	$10.67	$9.99
Value at end of period	$17.59	$16.37	$13.29	$11.95	$12.25	$11.06	$9.15	$12.11	$11.86	$10.67
Number of accumulation units outstanding at end of period	3,690	3,622	3,579	3,288	3,135	3,491	3,159	2,538	2,818	2,290
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.96	$14.33	$11.94	$13.18	$11.52	$8.37	$14.22	$13.53	$11.63	$10.04
Value at end of period	$18.12	$17.96	$14.33	$11.94	$13.18	$11.52	$8.37	$14.22	$13.53	$11.63
Number of accumulation units outstanding at end of period	766	772	766	766	2,097	2,118	2,634	1,949	3,573	3,822

CFI 322

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.48	$16.69	$14.56	$14.88	$12.68	$11.20
Value at end of period	$18.29	$18.48	$16.69	$14.56	$14.88	$12.68
Number of accumulation units outstanding at end of period	108	95	82	0	2,143	2,143
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$18.51	$15.36	$13.61	$13.41	$11.93	$9.08	$12.71	$12.35	$12.27
Value at end of period	$20.47	$18.51	$15.36	$13.61	$13.41	$11.93	$9.08	$12.71	$12.35
Number of accumulation units outstanding at end of period	0	0	0	0	3,965	2,456	3,476	1,156	1,036
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.80	$14.85	$12.97	$13.66	$10.78	$7.47	$13.32	$11.92	$11.08	$9.89
Value at end of period	$21.83	$19.80	$14.85	$12.97	$13.66	$10.78	$7.47	$13.32	$11.92	$11.08
Number of accumulation units outstanding at end of period	1,520	1,450	1,371	1,276	1,245	1,269	1,926	1,793	1,691	2,001
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.55	$16.85	$14.58	$14.92	$13.16	$10.68	$16.84	$16.58	$14.12	$13.78
Value at end of period	$22.83	$21.55	$16.85	$14.58	$14.92	$13.16	$10.68	$16.84	$16.58	$14.12
Number of accumulation units outstanding at end of period	243	218	138	132	0	0	0	271	702	431
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$37.83	$27.55	$23.50	$24.09	$20.91	$14.83	$26.03	$24.03	$21.51	$20.54
Value at end of period	$40.54	$37.83	$27.55	$23.50	$24.09	$20.91	$14.83	$26.03	$24.03	$21.51
Number of accumulation units outstanding at end of period	2,075	1,871	1,655	1,556	1,773	1,637	1,629	1,773	1,508	1,387
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.59	$8.93	$7.62	$8.78	$8.18	$6.28	$10.20
Value at end of period	$9.75	$10.59	$8.93	$7.62	$8.78	$8.18	$6.28
Number of accumulation units outstanding at end of period	843	851	1,999	1,924	1,854	1,718	1,445
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.22	$10.26	$8.55	$9.19	$8.65	$8.59
Value at end of period	$12.67	$13.22	$10.26	$8.55	$9.19	$8.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	664
WANGER INTERNATIONAL
Value at beginning of period	$12.43	$10.31	$8.60
Value at end of period	$11.72	$12.43	$10.31
Number of accumulation units outstanding at end of period	11	7	3
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$20.42	$15.39	$13.17	$16.23	$13.01	$7.94	$15.80	$16.85
Value at end of period	$20.76	$20.42	$15.39	$13.17	$16.23	$13.01	$7.94	$15.80
Number of accumulation units outstanding at end of period	20	20	20	20	153	123	26	83
WANGER USA
(Funds were first received in this option during June 2007)
Value at beginning of period	$21.11	$16.01	$13.53	$14.22	$11.69	$8.34	$14.02	$14.91
Value at end of period	$21.81	$21.11	$16.01	$13.53	$14.22	$11.69	$8.34	$14.02
Number of accumulation units outstanding at end of period	23	23	23	23	23	23	23	13
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.26	$13.28	$11.97	$11.35	$10.16	$8.66	$13.13	$12.82	$11.03	$10.45
Value at end of period	$18.92	$17.26	$13.28	$11.97	$11.35	$10.16	$8.66	$13.13	$12.82	$11.03
Number of accumulation units outstanding at end of period	2,493	2,390	2,282	2,171	2,170	2,170	3,320	2,171	2,170	2,209

CFI 323

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$32.65	$23.98	$21.44	$22.23	$18.39	$14.36	$21.34	$23.55	$19.67	$18.06
Value at end of period	$34.57	$32.65	$23.98	$21.44	$22.23	$18.39	$14.36	$21.34	$23.55	$19.67
Number of accumulation units outstanding at end of period	173	165	107	102	362	362	718	910	1,089	375

TABLE 37

FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7,1997) (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.58	$14.75	$13.03	$13.96	$12.93	$11.28
Value at end of period	$20.21	$19.58	$14.75	$13.03	$13.96	$12.93
Number of accumulation units outstanding at end of period	1,841	1,341	1,125	910	1,140	1,349
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2009)
Value at beginning of period	$17.92	$14.81	$13.52	$13.98	$12.25	$11.88
Value at end of period	$20.13	$17.92	$14.81	$13.52	$13.98	$12.25
Number of accumulation units outstanding at end of period	18,346	16,438	11,726	10,347	6,551	2,063
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$18.37	$14.37	$13.31	$13.25	$11.99	$10.45
Value at end of period	$19.75	$18.37	$14.37	$13.31	$13.25	$11.99
Number of accumulation units outstanding at end of period	31,269	30,552	20,227	17,408	9,970	3,544
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.62	$12.98	$12.35	$11.10	$10.68	$10.44
Value at end of period	$11.75	$11.62	$12.98	$12.35	$11.10	$10.68
Number of accumulation units outstanding at end of period	3,398	3,195	12,333	13,052	7,487	131
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2010)
Value at beginning of period	$17.00	$11.93	$10.06	$11.52	$11.56
Value at end of period	$18.58	$17.00	$11.93	$10.06	$11.52
Number of accumulation units outstanding at end of period	3,580	2,920	689	296	155
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.10	$9.00	$7.29	$7.98	$7.64	$5.55	$9.00
Value at end of period	$10.83	$11.10	$9.00	$7.29	$7.98	$7.64	$5.55
Number of accumulation units outstanding at end of period	6,059	6,332	4,541	3,730	4,388	1,269	546
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.58	$12.35	$10.77	$11.69	$9.38
Value at end of period	$19.00	$17.58	$12.35	$10.77	$11.69
Number of accumulation units outstanding at end of period	5,017	1,641	1,150	988	171

CFI 324

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during February 2010)
Value at beginning of period	$22.33	$17.00	$15.25	$15.57	$12.37
Value at end of period	$23.40	$22.33	$17.00	$15.25	$15.57
Number of accumulation units outstanding at end of period	2,669	4,729	1,539	1,418	990
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$29.04	$24.98	$22.95	$22.28	$20.17	$16.34	$24.16	$23.87	$22.27	$21.40
Value at end of period	$31.36	$29.04	$24.98	$22.95	$22.28	$20.17	$16.34	$24.16	$23.87	$22.27
Number of accumulation units outstanding at end of period	17,959	19,866	20,421	21,627	23,312	27,968	29,853	31,328	32,690	32,867
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.93	$10.76	$9.44	$10.05
Value at end of period	$14.01	$10.93	$10.76	$9.44
Number of accumulation units outstanding at end of period	3,005	2,130	1,549	988
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.08	$9.38	$8.28	$8.85	$7.73	$6.16	$8.71
Value at end of period	$13.30	$12.08	$9.38	$8.28	$8.85	$7.73	$6.16
Number of accumulation units outstanding at end of period	2,658	3,556	2,216	1,906	2,812	2,691	7,267
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.80	$10.36	$9.03	$9.58	$7.91	$8.05
Value at end of period	$15.22	$13.80	$10.36	$9.03	$9.58	$7.91
Number of accumulation units outstanding at end of period	1,521	1,445	1,367	1,502	1,005	3
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$19.61	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43
Value at end of period	$18.80	$19.61	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63
Number of accumulation units outstanding at end of period	68,355	90,298	85,325	84,793	85,363	76,605	68,762	63,232	46,481	14,087
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.66	$34.53	$30.11	$31.35	$27.15	$20.31	$35.87	$30.96	$28.13	$24.42
Value at end of period	$49.25	$44.66	$34.53	$30.11	$31.35	$27.15	$20.31	$35.87	$30.96	$28.13
Number of accumulation units outstanding at end of period	136,539	147,602	156,106	165,572	180,286	190,163	203,284	221,446	254,136	253,307
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.96	$24.52	$21.22	$21.33	$18.81	$14.66	$25.96	$25.95	$21.92	$21.02
Value at end of period	$33.16	$30.96	$24.52	$21.22	$21.33	$18.81	$14.66	$25.96	$25.95	$21.92
Number of accumulation units outstanding at end of period	79,741	87,331	94,233	103,018	114,005	118,618	124,935	139,984	164,429	179,189
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.87	$20.75	$18.37	$18.61	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86
Value at end of period	$30.56	$27.87	$20.75	$18.37	$18.61	$15.21	$12.04	$23.13	$18.49	$17.57
Number of accumulation units outstanding at end of period	106,839	111,786	122,089	133,588	137,137	145,984	146,278	170,439	190,758	217,069
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.20	$17.28	$14.53	$17.80	$15.97	$12.82	$23.15	$20.03	$17.22	$14.69
Value at end of period	$20.10	$22.20	$17.28	$14.53	$17.80	$15.97	$12.82	$23.15	$20.03	$17.22
Number of accumulation units outstanding at end of period	19,842	21,239	20,000	26,401	29,686	28,246	26,670	35,613	35,066	34,281
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58
Value at end of period	$27.00	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62
Number of accumulation units outstanding at end of period	16,516	20,333	18,570	18,194	16,691	19,558	23,020	28,684	38,440	37,841
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.97	$10.01	$8.68	$8.98	$8.00	$6.09	$9.16
Value at end of period	$13.91	$12.97	$10.01	$8.68	$8.98	$8.00	$6.09
Number of accumulation units outstanding at end of period	19,638	16,129	18,225	16,753	13,633	8,213	4,246

CFI 325

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.35	$13.63	$12.54	$13.57	$12.24	$9.89
Value at end of period	$17.86	$17.35	$13.63	$12.54	$13.57	$12.24
Number of accumulation units outstanding at end of period	1,194	1,124	379	221	618	224
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.49	$35.85	$37.15
Value at end of period	$52.87	$49.49	$35.85
Number of accumulation units outstanding at end of period	5,382	7,748	5,452
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19
Value at end of period	$14.63	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49
Number of accumulation units outstanding at end of period	26,925	27,488	26,613	29,721	34,207	37,836	37,029	39,194	45,449	37,056
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.98	$8.40	$8.09	$8.72	$7.19	$5.15
Value at end of period	$12.32	$10.98	$8.40	$8.09	$8.72	$7.19
Number of accumulation units outstanding at end of period	10,600	5,702	5,534	4,634	3,412	1,327
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.41	$12.29	$10.75	$11.11	$9.04	$7.14	$9.40
Value at end of period	$16.98	$16.41	$12.29	$10.75	$11.11	$9.04	$7.14
Number of accumulation units outstanding at end of period	10,789	10,151	9,564	6,681	3,733	1,619	178
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45
Value at end of period	$20.15	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28
Number of accumulation units outstanding at end of period	30,844	39,451	39,427	43,192	44,769	44,447	48,956	48,896	58,775	66,220
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during January 2014)
Value at beginning of period	$9.71
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	1,589
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.92	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28	$10.68	$9.52
Value at end of period	$16.21	$14.92	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28	$10.68
Number of accumulation units outstanding at end of period	7,115	11,340	8,677	7,888	7,896	8,633	5,860	2,113	148
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$20.78	$16.64	$13.99	$15.37	$13.84	$10.22	$16.70	$14.62	$12.38	$11.30
Value at end of period	$21.13	$20.78	$16.64	$13.99	$15.37	$13.84	$10.22	$16.70	$14.62	$12.38
Number of accumulation units outstanding at end of period	12,879	13,143	13,238	12,571	11,943	10,863	10,323	6,895	4,948	2,419
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$75.74	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48
Value at end of period	$71.03	$75.74	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62
Number of accumulation units outstanding at end of period	20,220	20,580	19,976	20,313	24,152	22,260	21,659	26,634	24,696	18,762
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26	$11.70	$10.43
Value at end of period	$22.27	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26	$11.70
Number of accumulation units outstanding at end of period	7,357	5,423	5,968	6,543	7,913	7,392	7,287	11,562	5,862	6,586

CFI 326

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$13.94	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85	$10.45
Value at end of period	$14.83	$13.94	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85
Number of accumulation units outstanding at end of period	16,952	29,937	31,251	33,493	32,677	30,871	26,905	18,649	21,999	13,588
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76
Value at end of period	$14.25	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83
Number of accumulation units outstanding at end of period	24,090	28,387	51,753	47,965	42,177	41,522	32,595	13,115	21,794	18,534
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.26	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71	$10.88
Value at end of period	$7.12	$8.26	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	10,120	11,074	15,309	20,632	20,058	21,320	11,170	14,055
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63
Value at end of period	$16.77	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67
Number of accumulation units outstanding at end of period	9,643	28,623	25,360	27,324	28,029	24,190	21,335	21,020	13,396	8,195
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.10	$10.28	$8.55	$10.13	$8.23	$5.44	$9.04
Value at end of period	$13.14	$13.10	$10.28	$8.55	$10.13	$8.23	$5.44
Number of accumulation units outstanding at end of period	5,597	8,677	5,903	4,229	1,941	626	465
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.30	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59
Value at end of period	$20.32	$20.30	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07
Number of accumulation units outstanding at end of period	39,290	66,910	63,970	67,559	73,561	65,786	61,335	38,401	23,582	13,006
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.97	$11.36	$10.89	$10.38	$9.82	$8.68	$9.68
Value at end of period	$11.40	$10.97	$11.36	$10.89	$10.38	$9.82	$8.68
Number of accumulation units outstanding at end of period	3,760	5,640	4,887	2,008	1,346	693	337
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$18.72	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80
Value at end of period	$20.15	$18.72	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15
Number of accumulation units outstanding at end of period	90,451	95,499	99,651	100,579	89,909	78,359	75,409	79,524	77,637	42,601
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$3.61	$7.55	$8.72	$10.89
Value at end of period	$3.26	$3.61	$7.55	$8.72
Number of accumulation units outstanding at end of period	17,304	2,407	3,718	925
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.11	$15.64	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27
Value at end of period	$15.66	$15.11	$15.64	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33
Number of accumulation units outstanding at end of period	54,013	76,747	94,303	85,602	83,259	86,084	64,255	59,982	41,378	36,567
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$33.79	$29.39	$26.25	$27.01	$24.02	$20.45	$28.88	$27.77	$25.63	$24.95
Value at end of period	$35.36	$33.79	$29.39	$26.25	$27.01	$24.02	$20.45	$28.88	$27.77	$25.63
Number of accumulation units outstanding at end of period	67,179	70,931	73,729	82,734	99,920	106,516	124,977	157,458	187,136	234,252
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.35	$14.12	$13.28	$13.00	$11.39	$9.51	$11.43	$10.67	$9.99	$9.88
Value at end of period	$13.21	$13.35	$14.12	$13.28	$13.00	$11.39	$9.51	$11.43	$10.67	$9.99
Number of accumulation units outstanding at end of period	59,378	67,488	75,950	81,726	78,240	86,140	87,074	83,459	89,383	97,566

CFI 327

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$10.17
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	2
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.14	$10.85	$11.33	$12.66	$10.57	$7.80	$13.42	$9.68
Value at end of period	$10.55	$12.14	$10.85	$11.33	$12.66	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	30,786	30,646	50,396	63,169	56,394	58,026	61,533	55,830
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.58	$10.94	$10.80	$10.20	$10.17
Value at end of period	$10.94	$10.58	$10.94	$10.80	$10.20
Number of accumulation units outstanding at end of period	2,868	2,485	2,462	1,824	902
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$32.36	$25.14	$22.05	$22.44	$19.96	$15.55	$25.32	$23.93	$21.27	$19.97
Value at end of period	$35.30	$32.36	$25.14	$22.05	$22.44	$19.96	$15.55	$25.32	$23.93	$21.27
Number of accumulation units outstanding at end of period	308,578	344,928	334,689	374,687	421,800	440,907	498,311	566,217	629,336	733,906
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.30	$16.62	$14.80	$14.39	$12.78	$8.69	$11.38	$11.23	$10.46	$9.99
Value at end of period	$17.24	$17.30	$16.62	$14.80	$14.39	$12.78	$8.69	$11.38	$11.23	$10.46
Number of accumulation units outstanding at end of period	10,090	11,029	10,835	10,192	9,432	8,266	8,093	6,750	6,967	69
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.00	$20.62	$18.29	$18.58	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19
Value at end of period	$30.29	$27.00	$20.62	$18.29	$18.58	$16.55	$13.64	$22.05	$21.31	$18.88
Number of accumulation units outstanding at end of period	62,205	78,003	86,275	96,281	103,534	111,248	116,316	130,780	147,959	164,046
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48
Value at end of period	$35.10	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24
Number of accumulation units outstanding at end of period	53,737	58,711	65,994	71,485	71,979	82,993	86,517	85,361	98,979	109,197
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45
Value at end of period	$24.44	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33
Number of accumulation units outstanding at end of period	31,528	42,317	47,902	51,898	52,470	52,131	49,131	53,523	62,443	66,580
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$15.12	$13.11
Value at end of period	$15.84	$15.12
Number of accumulation units outstanding at end of period	1,191	263
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.09	$24.49	$22.72	$21.45	$19.82	$18.04	$20.01	$19.15	$18.68	$18.39
Value at end of period	$25.32	$24.09	$24.49	$22.72	$21.45	$19.82	$18.04	$20.01	$19.15	$18.68
Number of accumulation units outstanding at end of period	71,923	83,502	102,067	102,526	107,633	110,310	143,536	154,627	156,611	171,390
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.57	$8.00	$6.84	$7.91	$7.44	$6.86
Value at end of period	$8.87	$9.57	$8.00	$6.84	$7.91	$7.44
Number of accumulation units outstanding at end of period	10,723	11,684	11,102	12,296	15,757	19,907
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.15	$12.68	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76
Value at end of period	$14.18	$15.15	$12.68	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68
Number of accumulation units outstanding at end of period	9,550	10,316	13,322	15,013	24,041	24,825	26,187	27,785	24,233	18,807

CFI 328

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.41	$11.94	$10.27	$10.30
Value at end of period	$17.24	$15.41	$11.94	$10.27
Number of accumulation units outstanding at end of period	161,918	74,095	85,755	89,290
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07	$9.31
Value at end of period	$13.13	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	174,170	186,048	149,233	150,960	57,740	61,748	62,406	70,193
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.97	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19
Value at end of period	$24.63	$22.97	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08
Number of accumulation units outstanding at end of period	27,009	29,039	17,479	13,004	9,145	9,316	9,470	4,593	5,311	5,597
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.98	$14.19	$14.40	$14.62	$14.80	$14.98	$14.81	$14.30	$13.84	$13.64
Value at end of period	$13.78	$13.98	$14.19	$14.40	$14.62	$14.80	$14.98	$14.81	$14.30	$13.84
Number of accumulation units outstanding at end of period	81,564	82,117	93,251	96,796	103,303	119,637	160,994	133,929	100,067	96,206
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.36	$10.38	$9.54	$10.12	$8.84	$7.21	$11.18	$10.78	$10.16
Value at end of period	$15.18	$13.36	$10.38	$9.54	$10.12	$8.84	$7.21	$11.18	$10.78
Number of accumulation units outstanding at end of period	12,730	6,732	6,831	7,384	9,689	10,260	10,544	10,326	4,749
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2009)
Value at beginning of period	$20.94	$16.10	$14.28	$13.91	$12.52	$12.16
Value at end of period	$23.33	$20.94	$16.10	$14.28	$13.91	$12.52
Number of accumulation units outstanding at end of period	2,860	3,477	3,162	899	110	2
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.33	$10.25	$9.00	$8.91	$8.06	$6.37
Value at end of period	$14.83	$13.33	$10.25	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	17,008	4,206	7,245	5,920	5,960	5,295
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$18.94	$14.63	$12.81	$12.93	$11.81	$10.05
Value at end of period	$20.94	$18.94	$14.63	$12.81	$12.93	$11.81
Number of accumulation units outstanding at end of period	2,262	2,580	2,413	1,623	1,722	1,701
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.11	$17.39	$15.29	$15.87	$12.80	$11.39
Value at end of period	$25.30	$23.11	$17.39	$15.29	$15.87	$12.80
Number of accumulation units outstanding at end of period	2,178	1,316	2,426	1,934	736	1,522
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.81	$11.21	$9.72	$10.05	$8.15	$6.12
Value at end of period	$16.45	$14.81	$11.21	$9.72	$10.05	$8.15
Number of accumulation units outstanding at end of period	2,419	4,131	2,225	1,869	715	585
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.93	$11.66	$10.20	$10.77	$8.65	$7.01
Value at end of period	$16.47	$15.93	$11.66	$10.20	$10.77	$8.65
Number of accumulation units outstanding at end of period	993	3,011	522	647	246	11

CFI 329

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$15.95	$11.64	$10.26	$10.33	$7.92	$6.14	$9.51	$8.77	$7.91	$7.36
Value at end of period	$16.59	$15.95	$11.64	$10.26	$10.33	$7.92	$6.14	$9.51	$8.77	$7.91
Number of accumulation units outstanding at end of period	6,876	12,245	10,914	9,117	4,742	4,983	5,565	6,905	6,022	11,479
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75
Value at end of period	$45.78	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63
Number of accumulation units outstanding at end of period	18,929	23,222	28,463	31,065	34,664	36,207	40,305	46,498	54,303	54,198
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.17	$12.25	$11.16	$11.41	$10.41	$8.64	$11.99	$11.64	$10.66	$10.31
Value at end of period	$13.72	$13.17	$12.25	$11.16	$11.41	$10.41	$8.64	$11.99	$11.64	$10.66
Number of accumulation units outstanding at end of period	52,197	50,838	59,762	72,837	85,184	61,392	44,341	15,990	9,031	215
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.77	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08	$10.89	$10.56
Value at end of period	$14.32	$13.77	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08	$10.89
Number of accumulation units outstanding at end of period	88,274	82,452	72,116	71,442	60,781	53,746	40,147	25,632	7,127	352
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.41	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42	$11.05	$10.67
Value at end of period	$15.00	$14.41	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42	$11.05
Number of accumulation units outstanding at end of period	128,209	130,141	113,612	94,888	76,983	63,080	54,863	34,808	1,702	1,592
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.77	$12.15	$10.68	$11.43	$10.08	$7.88	$13.29	$12.76	$11.26	$11.02
Value at end of period	$15.44	$14.77	$12.15	$10.68	$11.43	$10.08	$7.88	$13.29	$12.76	$11.26
Number of accumulation units outstanding at end of period	75,369	67,766	56,425	45,906	41,032	34,042	24,996	14,185	6,473	42
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.89	$12.24	$10.75	$11.96
Value at end of period	$15.58	$14.89	$12.24	$10.75
Number of accumulation units outstanding at end of period	4,596	1,648	236	28
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.51	$10.10	$9.02	$9.39	$8.45	$6.30
Value at end of period	$12.06	$11.51	$10.10	$9.02	$9.39	$8.45
Number of accumulation units outstanding at end of period	1,067	620	240	170	99	332
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.00	$12.34	$11.41	$11.54	$10.69	$9.26	$11.28	$10.88	$10.29	$10.11
Value at end of period	$13.55	$13.00	$12.34	$11.41	$11.54	$10.69	$9.26	$11.28	$10.88	$10.29
Number of accumulation units outstanding at end of period	403	349	581	551	526	601	1,113	1,565	1,883	14
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.53	$10.68	$9.68	$9.90	$9.04	$7.15
Value at end of period	$11.99	$11.53	$10.68	$9.68	$9.90	$9.04
Number of accumulation units outstanding at end of period	741	537	306	152	91	505
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.25	$20.15	$18.21	$18.16	$16.60	$14.29	$18.98	$18.21	$17.06	$16.68
Value at end of period	$23.37	$22.25	$20.15	$18.21	$18.16	$16.60	$14.29	$18.98	$18.21	$17.06
Number of accumulation units outstanding at end of period	6,161	6,221	8,027	9,972	13,430	13,842	16,069	20,595	17,522	18,024

CFI 330

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.81	$19.75	$17.43	$18.23	$16.37	$13.27	$21.06	$20.35	$18.25	$17.45
Value at end of period	$25.00	$23.81	$19.75	$17.43	$18.23	$16.37	$13.27	$21.06	$20.35	$18.25
Number of accumulation units outstanding at end of period	29,324	30,976	32,836	32,711	32,170	33,404	39,316	32,354	33,504	37,572
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.62	$19.69	$17.60	$17.97	$16.28	$13.56	$19.80	$19.06	$17.40	$16.87
Value at end of period	$23.77	$22.62	$19.69	$17.60	$17.97	$16.28	$13.56	$19.80	$19.06	$17.40
Number of accumulation units outstanding at end of period	14,655	14,139	13,591	14,411	19,331	23,002	23,548	25,398	29,784	30,819
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.50	$11.98	$11.71	$11.09	$10.61	$10.17	$9.91
Value at end of period	$11.98	$11.50	$11.98	$11.71	$11.09	$10.61	$10.17
Number of accumulation units outstanding at end of period	4,482	4,562	5,173	6,268	1,874	860	768
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$24.47	$18.91	$16.50	$17.29	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87
Value at end of period	$27.11	$24.47	$18.91	$16.50	$17.29	$14.39	$10.76	$14.88	$15.55	$13.68
Number of accumulation units outstanding at end of period	8,966	8,491	8,994	9,506	8,580	11,574	11,663	11,462	9,590	10,176
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37
Value at end of period	$28.91	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20
Number of accumulation units outstanding at end of period	25,097	35,371	29,934	30,775	31,428	31,396	33,410	37,415	30,624	30,959
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69	$9.74
Value at end of period	$13.50	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	15,421	16,956	14,866	13,986	13,753	14,010	15,005
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28	$10.01
Value at end of period	$16.06	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	13,850	12,962	18,831	20,515	21,019	7,918	13,168	7,616	8,911
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$24.44	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69	$20.16	$17.98	$17.56
Value at end of period	$27.16	$24.44	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69	$20.16	$17.98
Number of accumulation units outstanding at end of period	2,608	4,026	4,708	5,038	4,800	6,219	5,787	5,562	4,797	3,565
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.92	$10.82	$9.62	$10.04	$8.13	$6.62	$10.19	$10.05	$9.03
Value at end of period	$15.34	$14.92	$10.82	$9.62	$10.04	$8.13	$6.62	$10.19	$10.05
Number of accumulation units outstanding at end of period	1,302	1,578	1,285	2,067	2,333	1,784	1,567	816	629
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.25	$15.11	$13.38	$15.25	$12.06	$8.80	$14.68	$13.01	$11.80	$10.63
Value at end of period	$21.15	$20.25	$15.11	$13.38	$15.25	$12.06	$8.80	$14.68	$13.01	$11.80
Number of accumulation units outstanding at end of period	12,371	10,892	19,081	18,696	15,967	12,568	12,794	12,307	13,843	4,235
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18
Value at end of period	$19.76	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42
Number of accumulation units outstanding at end of period	20,811	24,003	23,004	24,468	28,295	27,632	29,782	30,100	25,347	30,415

CFI 331

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66	$9.97
Value at end of period	$17.44	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	103,478	116,005	130,192	136,364	153,796	181,973	213,576	242,607	278,531	313,107
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50	$12.73	$12.60	$11.02	$10.36
Value at end of period	$17.90	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50	$12.73	$12.60	$11.02
Number of accumulation units outstanding at end of period	12,364	11,903	11,208	10,983	11,379	13,205	13,809	17,066	15,081	10,201
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90	$13.38	$10.99
Value at end of period	$20.48	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90	$13.38
Number of accumulation units outstanding at end of period	8,156	7,830	9,146	12,896	15,543	12,656	11,172	15,240	20,051	21,726
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93
Value at end of period	$29.66	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23	$17.09	$14.89
Number of accumulation units outstanding at end of period	19,066	18,502	18,217	16,975	16,002	14,720	14,274	14,325	13,590	14,595
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$21.09	$15.41	$13.18	$13.56	$10.86	$8.66	$12.55	$12.96	$12.24
Value at end of period	$22.51	$21.09	$15.41	$13.18	$13.56	$10.86	$8.66	$12.55	$12.96
Number of accumulation units outstanding at end of period	8,379	10,181	8,171	7,044	5,977	3,562	2,872	2,887	995
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$17.96	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	231,915	253,696	270,280	281,243	315,028	346,067	392,661	467,344	574,315	622,569
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$18.36	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04	$10.56	$9.88
Value at end of period	$18.15	$18.36	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04	$10.56
Number of accumulation units outstanding at end of period	7,632	7,384	7,215	5,348	6,030	4,066	1,866	1,713	278
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91	$10.41
Value at end of period	$20.29	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	96,907	113,737	105,680	96,179	92,575	85,522	91,305	80,976	44,303	23,802
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07	$9.93
Value at end of period	$21.64	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	142,516	154,173	161,684	168,548	177,865	200,139	220,931	260,788	321,464	373,538
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.70	$17.76	$15.38	$15.76	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63
Value at end of period	$24.03	$22.70	$17.76	$15.38	$15.76	$13.92	$11.30	$17.84	$17.57	$14.98
Number of accumulation units outstanding at end of period	20,750	21,985	21,171	23,250	22,791	22,963	17,138	15,775	20,094	15,678
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$36.59	$26.67	$22.77	$23.37	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03
Value at end of period	$39.18	$36.59	$26.67	$22.77	$23.37	$20.30	$14.41	$25.32	$23.39	$20.95
Number of accumulation units outstanding at end of period	51,760	63,339	80,803	80,934	81,313	89,105	104,430	103,163	116,941	116,588

CFI 332

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.48	$13.75	$11.75	$13.61	$12.14	$8.96	$18.01	$15.16	$12.41	$11.01
Value at end of period	$15.08	$15.48	$13.75	$11.75	$13.61	$12.14	$8.96	$18.01	$15.16	$12.41
Number of accumulation units outstanding at end of period	5,308	5,266	4,942	5,077	5,378	5,347	4,651	14,573	12,059	5,949
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.54	$8.89	$7.59	$8.76	$8.17	$6.27	$10.20
Value at end of period	$9.70	$10.54	$8.89	$7.59	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	58,007	62,654	64,836	57,719	65,086	77,908	86,035
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.13	$10.20	$8.50	$9.15	$8.62	$6.62	$11.14	$11.04	$9.48
Value at end of period	$12.57	$13.13	$10.20	$8.50	$9.15	$8.62	$6.62	$11.14	$11.04
Number of accumulation units outstanding at end of period	10,001	10,697	8,713	8,666	8,486	10,844	1,768	1,258	1,709
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46	$10.22
Value at end of period	$11.64	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	10,280	9,854	9,614	9,368	11,303	6,155	4,365	1,414
WANGER SELECT
Value at beginning of period	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39
Value at end of period	$20.56	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40
Number of accumulation units outstanding at end of period	22,783	21,893	27,498	26,142	24,150	22,139	17,240	26,086	10,084	4,003
WANGER USA
Value at beginning of period	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55
Value at end of period	$21.60	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66
Number of accumulation units outstanding at end of period	8,053	8,116	9,517	10,204	12,677	12,176	13,763	12,977	14,851	8,400
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$17.11	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80
Value at end of period	$18.74	$17.11	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01
Number of accumulation units outstanding at end of period	36,948	33,678	35,920	38,381	36,818	34,698	40,290	39,026	41,361	30,714
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$32.26	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99
Value at end of period	$34.12	$32.26	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58
Number of accumulation units outstanding at end of period	7,441	6,961	7,325	7,322	9,302	10,122	15,304	16,789	16,999	13,424

TABLE 38

FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS

(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82
Value at end of period	$32.78	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77
Number of accumulation units outstanding at end of period	500	500	500	500	504	500	511	653	668	684

CFI 333

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.99	$10.48	$9.11	$9.64	$8.85
Value at end of period	$15.48	$13.99	$10.48	$9.11	$9.64
Number of accumulation units outstanding at end of period	263	263	263	264	264
EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$20.24	$17.06	$14.49	$16.98	$15.72	$11.44	$19.49	$16.58	$13.75	$11.47
Value at end of period	$19.46	$20.24	$17.06	$14.49	$16.98	$15.72	$11.44	$19.49	$16.58	$13.75
Number of accumulation units outstanding at end of period	1,104	1,104	1,104	1,104	604	604	604	3,426	1,424	5,456
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90
Value at end of period	$51.48	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76
Number of accumulation units outstanding at end of period	11,726	11,705	13,474	13,772	15,244	18,043	17,803	30,851	27,819	26,464
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43
Value at end of period	$34.66	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40
Number of accumulation units outstanding at end of period	657	692	2,368	2,403	2,469	2,551	2,552	8,432	10,083	12,633
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19
Value at end of period	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96
Number of accumulation units outstanding at end of period	351	375	399	424	1,662	2,889	2,773	4,217	8,135	8,863
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97
Value at end of period	$21.01	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60
Number of accumulation units outstanding at end of period	1,036	1,036	1,036	1,036	1,700	1,750	1,750	2,052	2,218	2,817
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71
Value at end of period	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80
Number of accumulation units outstanding at end of period	0	0	0	0	1,316	2,293	2,178	3,473	6,456	9,188
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.25	$11.16	$9.93	$10.06	$9.30	$7.34	$10.63	$9.96	$8.64	$8.31
Value at end of period	$15.22	$14.25	$11.16	$9.93	$10.06	$9.30	$7.34	$10.63	$9.96	$8.64
Number of accumulation units outstanding at end of period	280	297	313	329	2,071	2,182	2,183	4,733	4,949	2,659
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26
Value at end of period	$50.91	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93
Number of accumulation units outstanding at end of period	0	0	0	0	367	367	367	367	367	367
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26
Value at end of period	$51.62	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58
Number of accumulation units outstanding at end of period	0	422	308	152	38	417	234	89	79	45
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL
SHARES)
Value at beginning of period	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56
Value at end of period	$31.40	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50
Number of accumulation units outstanding at end of period	0	635	460	213	383	829	606	427	411	374
JANUS ASPEN JANUS PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95
Value at end of period	$32.97	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	4	4	4	8	8

CFI 334

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.17	$8.53	$8.19	$8.81	$7.97
Value at end of period	$12.56	$11.17	$8.53	$8.19	$8.81
Number of accumulation units outstanding at end of period	291	291	292	292	292
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56
Value at end of period	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43
Number of accumulation units outstanding at end of period	803	1,020	1,107	1,194	2,837	2,940	3,046	3,157	3,085	7,018
NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$21.46	$17.14	$14.37	$15.75	$14.15	$10.42	$16.99	$14.82	$12.49	$11.34
Value at end of period	$21.87	$21.46	$17.14	$14.37	$15.75	$14.15	$10.42	$16.99	$14.82	$12.49
Number of accumulation units outstanding at end of period	0	0	2,786	2,786	2,786	2,793	2,794	3,518	14	14
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Value at end of period	$73.63	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16
Number of accumulation units outstanding at end of period	3,596	3,622	3,595	3,457	4,701	4,768	3,422	7,226	6,855	6,275
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07
Value at end of period	$32.02	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40
Number of accumulation units outstanding at end of period	0	0	0	0	918	918	919	919	919	919
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2006)
Value at beginning of period	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$12.71
Value at end of period	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Number of accumulation units outstanding at end of period	0	0	0		0	0	0	3,127	1,715
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
Value at beginning of period	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Value at end of period	$15.37	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99
Number of accumulation units outstanding at end of period	724	780	835	888	951	1,007	1,007	2,382	2,514	2,641
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.49	$16.16	$15.05	$13.64	$12.78	$10.93	$11.06
Value at end of period	$14.75	$14.49	$16.16	$15.05	$13.64	$12.78	$10.93
Number of accumulation units outstanding at end of period	1,256	1,346	1,439	1,535	1,634	1,443	1,444
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.40	$8.68	$7.85	$10.38	$9.06	$5.26	$12.73	$11.43
Value at end of period	$7.26	$8.40	$8.68	$7.85	$10.38	$9.06	$5.26	$12.73
Number of accumulation units outstanding at end of period	1,041	1,080	1,112	1,112	1,112	1,113	1,417	4,587
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during January 2005)
Value at beginning of period	$20.96	$20.77	$18.16	$18.83	$16.92	$14.42	$13.74	$12.53	$11.16	$11.43
Value at end of period	$21.03	$20.96	$20.77	$18.16	$18.83	$16.92	$14.42	$13.74	$12.53	$11.16
Number of accumulation units outstanding at end of period	2,566	2,658	2,747	2,835	3,151	4,221	4,982	4,054	1,513	1,129
THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$19.33	$14.63	$12.29	$13.08	$11.79	$8.87	$14.75	$13.45	$12.25	$10.83
Value at end of period	$20.86	$19.33	$14.63	$12.29	$13.08	$11.79	$8.87	$14.75	$13.45	$12.25
Number of accumulation units outstanding at end of period	10,539	10,763	11,123	11,202	15,222	27,640	27,173	28,437	25,787	19,192
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during September 2012)
Value at beginning of period	$3.64	$7.58	$8.86
Value at end of period	$3.29	$3.64	$7.58
Number of accumulation units outstanding at end of period	0	0	513

CFI 335

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.56	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35
Value at end of period	$16.16	$15.56	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44
Number of accumulation units outstanding at end of period	664	3,578	3,424	3,269	690	1,972	1,668	2,751	3,487	3,418
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$36.72	$31.78	$28.25	$28.91	$25.59	$21.68	$30.46	$29.14	$26.76	$25.93
Value at end of period	$38.62	$36.72	$31.78	$28.25	$28.91	$25.59	$21.68	$30.46	$29.14	$26.76
Number of accumulation units outstanding at end of period	31,677	34,645	40,715	43,541	51,698	67,836	95,222	117,538	135,888	161,312
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01	$9.89
Value at end of period	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	2,802	2,919	4,478	4,590	4,718	16,991	16,996	21,137	10,310	10,313
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.36	$11.02	$11.49	$12.80	$10.66	$7.85	$13.47	$9.69
Value at end of period	$10.77	$12.36	$11.02	$11.49	$12.80	$10.66	$7.85	$13.47
Number of accumulation units outstanding at end of period	2,659	2,705	2,742	2,942	3,486	3,363	3,222	14,926
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$35.17	$27.19	$23.72	$24.02	$21.26	$16.49	$26.70	$25.11	$22.21	$20.74
Value at end of period	$38.55	$35.17	$27.19	$23.72	$24.02	$21.26	$16.49	$26.70	$25.11	$22.21
Number of accumulation units outstanding at end of period	612,254	716,898	793,972	912,331	1,036,940	1,184,071	1,284,630	1,576,693	1,838,625	2,114,387
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$17.68	$16.95	$15.05	$14.59	$12.93	$8.79
Value at end of period	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	341	341
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.63	$21.78	$19.25	$19.49	$17.30	$14.21	$22.89	$22.05	$19.46	$18.68
Value at end of period	$32.22	$28.63	$21.78	$19.25	$19.49	$17.30	$14.21	$22.89	$22.05	$19.46
Number of accumulation units outstanding at end of period	5,681	8,814	8,938	13,729	14,573	22,769	21,308	37,224	50,559	60,481
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79
Value at end of period	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63
Number of accumulation units outstanding at end of period	732	1,109	1,067	1,324	1,250	4,811	4,592	6,975	12,982	18,126
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70
Value at end of period	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62
Number of accumulation units outstanding at end of period	71	71	71	71	71	71	358	2,129	7,602	10,465
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.76	$26.07	$24.10	$22.66	$20.85	$18.90	$20.88	$19.91	$19.34	$18.96
Value at end of period	$27.17	$25.76	$26.07	$24.10	$22.66	$20.85	$18.90	$20.88	$19.91	$19.34
Number of accumulation units outstanding at end of period	51,350	55,236	70,472	87,055	102,133	110,735	112,092	125,893	155,702	173,477
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$9.71	$8.09	$6.90	$7.96	$6.97
Value at end of period	$9.02	$9.71	$8.09	$6.90	$7.96
Number of accumulation units outstanding at end of period	276	276	276	276	276
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.62	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87
Value at end of period	$14.67	$15.62	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82
Number of accumulation units outstanding at end of period	0	0	0	0	651	640	649	288	3,697	6,523

CFI 336

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.53	$12.01	$10.30	$10.31
Value at end of period	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	4,061	3,062	3,062	3,061
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	3,363	999	922	830	2,006	24,554	23,483	23,505
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2011)
Value at beginning of period	$23.70	$18.18	$16.12	$15.98
Value at end of period	$25.47	$23.70	$18.18	$16.12
Number of accumulation units outstanding at end of period	1,859	1,968	761	837
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90
Value at end of period	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14
Number of accumulation units outstanding at end of period	53,335	67,285	73,577	82,052	100,940	132,438	133,856	158,695	167,741	183,325
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$11.17
Value at end of period	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	0	0	0	132	0	2,399	2,349	2,204
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2010)
Value at beginning of period	$21.24	$16.29	$14.41	$14.00	$11.66
Value at end of period	$23.73	$21.24	$16.29	$14.41	$14.00
Number of accumulation units outstanding at end of period	1,273	1,375	345	345	345
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$19.58
Value at end of period	$21.30
Number of accumulation units outstanding at end of period	321
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.45	$17.60	$15.43	$15.97	$12.84	$11.41
Value at end of period	$25.73	$23.45	$17.60	$15.43	$15.97	$12.84
Number of accumulation units outstanding at end of period	2,595	2,749	3,031	3,031	3,238	3,357
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17
Value at end of period	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15
Number of accumulation units outstanding at end of period	2,037	2,082	2,200	2,176	2,753	4,114	3,985	3,933	4,383	6,275
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$11.65
Value at end of period	$14.05	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68
Number of accumulation units outstanding at end of period	0	0	0	0	364	364	0	0	12,433
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$11.52
Value at end of period	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.42	$12.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	122	10,608

CFI 337

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.58	$22.13	$19.88	$19.71	$17.90	$15.33	$20.23	$19.30	$17.97	$17.46
Value at end of period	$25.98	$24.58	$22.13	$19.88	$19.71	$17.90	$15.33	$20.23	$19.30	$17.97
Number of accumulation units outstanding at end of period	8,835	9,489	10,136	10,814	11,513	12,250	12,347	11,771	12,396	13,009
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.67	$12.12	$11.82	$11.16	$10.80
Value at end of period	$12.18	$11.67	$12.12	$11.82	$11.16
Number of accumulation units outstanding at end of period	380	380	380	380	381
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96
Value at end of period	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80
Number of accumulation units outstanding at end of period	2,961	3,165	3,247	3,329	3,417	3,513	3,614	5,097	5,192	5,294
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47
Value at end of period	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34
Number of accumulation units outstanding at end of period	1,181	1,181	735	534	534	3,059	2,886	3,079	2,718	2,510
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	285	285	285	1,553	1,552	1,552	1,552
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30	$11.16
Value at end of period	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	14	2,030	4,407
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70
Value at end of period	$28.06	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16
Number of accumulation units outstanding at end of period	79	101	109	1,098	1,183	1,278	1,374	1,477	1,571	2,347
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$15.21	$11.82
Value at end of period	$15.67	$15.21
Number of accumulation units outstanding at end of period	1,742	1,742
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.93
Value at end of period	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,341
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26
Value at end of period	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53
Number of accumulation units outstanding at end of period	766	973	1,055	1,139	1,228	1,326	1,426	9,539	11,328	11,568
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$9.81
Value at end of period	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	239	0	0	0	0	1,204	1,106	7,240	7,473	10,255

CFI 338

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04	$10.61
Value at end of period	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,772	2,773	2,774
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40	$11.85
Value at end of period	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	0	0	493	537	791	830	830	1,421	745	793
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02
Value at end of period	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,384	1,333	2,454
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.04
Value at end of period	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	7,172	7,151	10,516	11,379	11,055	36,405	35,468	53,174	62,549	107,581
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.71	$16.87	$14.70	$14.99	$12.75	$11.00
Value at end of period	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	192	193	193	193	203	191
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$18.77	$15.55	$13.76	$13.80	$12.28	$9.04	$18.13	$15.63
Value at end of period	$20.79	$18.77	$15.55	$13.76	$13.80	$12.28	$9.04	$18.13
Number of accumulation units outstanding at end of period	8,019	8,243	8,618	8,067	0	0	0	28
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09	$9.89
Value at end of period	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	7,731	7,889	11,311	11,214	13,096	16,042	14,496	16,111	17,772	18,705
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.92	$17.11	$14.78	$15.10	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81
Value at end of period	$23.26	$21.92	$17.11	$14.78	$15.10	$13.30	$10.78	$16.97	$16.68	$14.18
Number of accumulation units outstanding at end of period	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072	6,370	7,279
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42
Value at end of period	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41
Number of accumulation units outstanding at end of period	2,589	3,349	3,324	3,268	3,231	10,111	9,893	10,725	16,011	19,716
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	882	936	997	203	229	895	860
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06	$9.77
Value at end of period	$12.85	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,344	1,350

CFI 339

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER INTERNATIONAL
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.57	$10.40	$8.66	$10.28	$8.33	$5.63	$10.48	$10.10
Value at end of period	$11.87	$12.57	$10.40	$8.66	$10.28	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	766	811	895	895	945	990	991	991
WANGER SELECT
Value at beginning of period	$20.90	$15.72	$13.44	$16.53	$13.23	$8.06	$16.02	$14.81	$12.50	$11.43
Value at end of period	$21.29	$20.90	$15.72	$13.44	$16.53	$13.23	$8.06	$16.02	$14.81	$12.50
Number of accumulation units outstanding at end of period	0	0	0	0	19	8	8	5,211	2,558	15
WANGER USA
Value at beginning of period	$21.61	$16.36	$13.80	$14.48	$11.89	$8.46	$14.21	$13.64	$12.77	$11.59
Value at end of period	$22.36	$21.61	$16.36	$13.80	$14.48	$11.89	$8.46	$14.21	$13.64	$12.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	73	0
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$17.67	$13.57	$12.22	$11.56	$10.33	$8.79	$13.31	$12.96	$11.10	$10.83
Value at end of period	$19.40	$17.67	$13.57	$12.22	$11.56	$10.33	$8.79	$13.31	$12.96	$11.10
Number of accumulation units outstanding at end of period	715	770	824	877	1,844	12,732	12,503	15,940	32,563	29,566
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
Value at beginning of period	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Value at end of period	$35.37	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84
Number of accumulation units outstanding at end of period	0	0	407	407	407	407	407	1,713	3,490	1,867

TABLE 39

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JANUARY 4, 2005 (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$35.31	$29.94	$27.16	$25.97	$23.17	$18.48	$26.93	$26.21	$24.09	$22.81
Value at end of period	$38.68	$35.31	$29.94	$27.16	$25.97	$23.17	$18.48	$26.93	$26.21	$24.09
Number of accumulation units outstanding at end of period	3,717	6,133	7,176	8,622	5,500	5,401	6,590	4,684	6,748	6,049
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$54.46	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98	$34.00	$30.43	$26.02
Value at end of period	$60.97	$54.46	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98	$34.00	$30.43
Number of accumulation units outstanding at end of period	181,149	183,011	186,477	202,146	212,972	228,041	243,165	241,468	222,882	186,639
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2014)
Value at beginning of period	$37.64	$29.46	$25.12	$24.87	$21.58	$16.59	$28.93	$28.49	$23.71	$22.39
Value at end of period	$41.05	$37.64	$29.46	$25.12	$24.87	$21.58	$16.59	$28.93	$28.49	$23.71
Number of accumulation units outstanding at end of period	89,963	87,816	90,055	98,081	11,297	123,950	134,257	123,934	116,517	99,937
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2014)
Value at beginning of period	$33.89	$24.87	$21.74	$21.70	$17.45	$13.62	$25.78	$20.31	$19.00	$17.96
Value at end of period	$37.84	$33.89	$24.87	$21.74	$21.70	$17.45	$13.62	$25.78	$20.31	$19.00
Number of accumulation units outstanding at end of period	40,694	30,634	31,284	40,494	30,156	26,974	28,404	28,388	22,613	26,333
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2014)
Value at beginning of period	$26.99	$20.76	$17.19	$20.75	$18.33	$14.49	$25.80	$22.00	$18.63	$15.65
Value at end of period	$24.80	$26.99	$20.76	$17.19	$20.75	$18.33	$14.49	$25.80	$22.00	$18.63
Number of accumulation units outstanding at end of period	29,902	31,538	30,617	29,625	31,591	41,307	42,654	43,234	29,121	17,089

CFI 340

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.80	$36.28	$37.21
Value at end of period	$55.13	$50.80	$36.28
Number of accumulation units outstanding at end of period	1,063	804	583
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during April 2014)
Value at beginning of period	$16.50	$12.73	$11.21	$11.22	$10.23	$7.98	$11.42	$10.57	$9.05	$8.60
Value at end of period	$17.78	$16.50	$12.73	$11.21	$11.22	$10.23	$7.98	$11.42	$10.57	$9.05
Number of accumulation units outstanding at end of period	12,672	14,634	10,491	11,787	14,066	16,017	15,072	13,869	13,665	12,057
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$41.21	$35.31	$31.07	$31.49	$27.59	$23.13	$32.18	$30.49	$27.72	$26.59
Value at end of period	$43.61	$41.21	$35.31	$31.07	$31.49	$27.59	$23.13	$32.18	$30.49	$27.72
Number of accumulation units outstanding at end of period	0	38,409	38,916	43,642	48,071	47,132	51,504	69,073	74,780	86,673
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.40	$16.05	$14.91	$14.38	$12.40	$10.20	$12.08	$11.11	$10.25	$10.03
Value at end of period	$15.51	$15.40	$16.05	$14.91	$14.38	$12.40	$10.20	$12.08	$11.11	$10.25
Number of accumulation units outstanding at end of period	111,512	110,529	123,727	142,622	0	155,271	161,168	156,529	118,896	102,671
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.51	$11.89	$12.24	$13.47	$11.08	$8.05	$13.65	$9.70
Value at end of period	$11.87	$13.51	$11.89	$12.24	$13.47	$11.08	$8.05	$13.65
Number of accumulation units outstanding at end of period	0	42,134	63,136	67,134	61,239	73,221	75,852	50,114
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2014)
Value at beginning of period	$39.47	$30.13	$26.09	$26.16	$22.90	$17.59	$28.22	$26.27	$23.01	$21.28
Value at end of period	$43.54	$39.47	$30.13	$26.09	$26.16	$22.90	$17.59	$28.22	$26.27	$23.01
Number of accumulation units outstanding at end of period	116,221	117,563	110,058	117,177	127,705	105,707	124,722	149,018	171,208	205,912
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2014)
Value at beginning of period	$32.83	$24.77	$21.65	$21.66	$19.01	$15.43	$24.57	$23.40	$20.42	$19.38
Value at end of period	$37.36	$32.83	$24.77	$21.65	$21.66	$19.01	$15.43	$24.57	$23.40	$20.42
Number of accumulation units outstanding at end of period	123,317	114,712	127,245	136,950	147,693	162,406	179,312	210,822	230,630	295,040
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$39.40	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10	$23.79	$21.74	$19.56
Value at end of period	$43.17	$39.40	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10	$23.79	$21.74
Number of accumulation units outstanding at end of period	141,138	143,394	143,657	156,461	161,609	179,304	189,045	191,937	190,582	198,919
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.50	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57	$18.74	$16.47	$15.30
Value at end of period	$29.94	$28.50	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57	$18.74	$16.47
Number of accumulation units outstanding at end of period	95,084	97,085	95,462	102,530	109,654	119,289	137,475	144,104	152,178	171,957
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$29.38	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30	$21.03	$20.21	$19.59
Value at end of period	$31.23	$29.38	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30	$21.03	$20.21
Number of accumulation units outstanding at end of period	96,521	91,905	109,591	96,203	109,184	115,916	124,069	127,866	117,383	95,977
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.42	$8.58	$7.22	$8.23	$7.62	$6.99
Value at end of period	$9.77	$10.42	$8.58	$7.22	$8.23	$7.62
Number of accumulation units outstanding at end of period	11,883	13,730	10,654	9,596	9,973	17,604

CFI 341

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.15	$12.32	$10.44	$10.34
Value at end of period	$18.35	$16.15	$12.32	$10.44
Number of accumulation units outstanding at end of period	150,070	101,956	94,874	90,491
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2013)
Value at beginning of period	$13.55	$12.30
Value at end of period	$14.90	$13.55
Number of accumulation units outstanding at end of period	0	0
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$27.24	$22.59
Value at end of period	$29.65	$27.24
Number of accumulation units outstanding at end of period	20,724	21,070
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$17.00	$17.05	$17.05	$17.04	$17.00	$16.94	$16.51	$15.70	$14.97	$14.53
Value at end of period	$17.00	$17.00	$17.05	$17.05	$17.04	$17.00	$16.94	$16.51	$15.70	$14.97
Number of accumulation units outstanding at end of period	15,461	15,017	3,306	4,543	7,083	44,541	44,401	35,571	33,655	14,250
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2014)
Value at beginning of period	$53.14	$38.48	$33.68	$34.54	$27.77	$21.76	$31.58	$29.82	$25.53	$23.15
Value at end of period	$56.62	$53.14	$38.48	$33.68	$34.54	$27.77	$21.76	$31.58	$29.82	$25.53
Number of accumulation units outstanding at end of period	38,621	40,292	40,529	44,839	45,205	47,168	44,611	37,373	32,643	33,477
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.00	$13.74	$12.33	$12.42	$11.15	$9.13	$12.48	$11.93	$11.16
Value at end of period	$15.80	$15.00	$13.74	$12.33	$12.42	$11.15	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	6,514	5,941	6,826	7,747	9,215	5,115	4,609	12,111	14,942
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.64	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96	$12.38	$11.57
Value at end of period	$16.56	$15.64	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96	$12.38
Number of accumulation units outstanding at end of period	28,058	26,053	24,226	25,508	17,462	520,087	8,834	7,503	3,032
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$16.41	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41	$12.74	$11.72
Value at end of period	$17.28	$16.41	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41	$12.74
Number of accumulation units outstanding at end of period	69,424	61,083	49,513	41,760	36,561	31,626	27,871	14,584	7,884
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2006)
Value at beginning of period	$16.77	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84	$13.08	$12.21
Value at end of period	$17.79	$16.77	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84	$13.08
Number of accumulation units outstanding at end of period	438,034	11,389	11,115	10,310	8,723	242,654	6,450	13,254	7,199
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.76	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74	$11.51
Value at end of period	$15.60	$14.76	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	2,865	2,863	1,670	3,250	5,588	5,378	1,530	1,352
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$27.13	$24.14	$21.55	$21.17	$19.06	$16.17	$21.16	$20.00	$18.45	$17.77
Value at end of period	$28.93	$27.13	$24.14	$21.55	$21.17	$19.06	$16.17	$21.16	$20.00	$18.45
Number of accumulation units outstanding at end of period	3,353	4,889	5,980	6,328	7,881	12,155	11,572	17,028	11,237	17,788

CFI 342

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.04	$23.66	$20.63	$21.25	$18.80	$15.01	$23.47	$22.35	$19.74	$18.59
Value at end of period	$30.84	$29.04	$23.66	$20.63	$21.25	$18.80	$15.01	$23.47	$22.35	$19.74
Number of accumulation units outstanding at end of period	4,822	5,206	3,636	4,058	6,799	5,749	5,061	8,821	7,998	8,032
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$27.50	$23.66	$20.83	$20.95	$18.68	$15.34	$22.07	$20.93	$18.82	$17.98
Value at end of period	$29.32	$27.50	$23.66	$20.83	$20.95	$18.68	$15.34	$22.07	$20.93	$18.82
Number of accumulation units outstanding at end of period	5,619	0	5,447	4,314	3,575	3,498	3,270	7,426	15,920	24,120
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$28.72	$21.93	$18.85	$19.46	$15.95	$11.75	$16.01	$16.49	$14.28	$13.24
Value at end of period	$32.40	$28.72	$21.93	$18.85	$19.46	$15.95	$11.75	$16.01	$16.49	$14.28
Number of accumulation units outstanding at end of period	47,460	48,281	42,754	38,858	36,817	34,321	39,840	27,959	24,721	18,042
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$33.01	$23.85	$19.93	$19.50	$15.40	$11.40	$19.40	$18.29	$15.87	$14.78
Value at end of period	$34.55	$33.01	$23.85	$19.93	$19.50	$15.40	$11.40	$19.40	$18.29	$15.87
Number of accumulation units outstanding at end of period	46,992	51,978	41,776	41,513	40,395	42,142	42,358	40,819	38,235	34,219
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.20	$15.37	$13.67	$13.81	$12.30	$10.03	$13.08	$12.63	$11.21	$10.37
Value at end of period	$20.91	$19.20	$15.37	$13.67	$13.81	$12.30	$10.03	$13.08	$12.63	$11.21
Number of accumulation units outstanding at end of period	76,784	75,317	82,455	94,820	105,837	120,283	108,399	111,480	113,898	121,103
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.83	$23.43	$19.53	$19.18	$15.60	$12.41	$18.54	$18.11	$15.55	$14.33
Value at end of period	$35.45	$30.83	$23.43	$19.53	$19.18	$15.60	$12.41	$18.54	$18.11	$15.55
Number of accumulation units outstanding at end of period	33,296	37,583	35,128	34,709	34,432	36,952	42,804	41,986	42,588	36,957
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.23	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45	$14.50	$12.29	$10.47
Value at end of period	$21.65	$21.23	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45	$14.50	$12.29
Number of accumulation units outstanding at end of period	378,614	380,233	388,813	423,969	430,454	450,106	463,028	473,300	480,117	456,721
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$23.20	$17.16	$14.78	$15.35	$11.93	$8.15	$14.35	$12.65	$11.60	$10.29
Value at end of period	$25.94	$23.20	$17.16	$14.78	$15.35	$11.93	$8.15	$14.35	$12.65	$11.60
Number of accumulation units outstanding at end of period	109,115	130,949	131,940	148,655	155,091	159,817	158,006	168,996	183,786	207,289
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2014)
Value at beginning of period	$44.49	$32.05	$26.95	$27.24	$23.31	$16.30	$28.22	$25.68	$22.66	$21.35
Value at end of period	$48.33	$44.49	$32.05	$26.95	$27.24	$23.31	$16.30	$28.22	$25.68	$22.66
Number of accumulation units outstanding at end of period	26,186	27,560	24,906	22,287	24,223	21,445	22,316	19,728	24,117	22,156
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.38	$9.55	$8.03	$9.13	$8.32	$6.30	$10.21
Value at end of period	$10.73	$11.38	$9.55	$8.03	$9.13	$8.32	$6.30
Number of accumulation units outstanding at end of period	46,766	47,590	43,263	38,642	41,509	40,449	43,787

CFI 343

Condensed Financial Information (continued)

TABLE 40

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.05% EFFECTIVE SEPTEMBER 10, 2007 (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.10	$15.64	$14.07	$14.33	$9.74	$7.36	$8.75
Value at end of period	$21.91	$15.10	$15.64	$14.07	$14.33	$9.74	$7.36
Number of accumulation units outstanding at end of period	0	58,402	48,418	54,724	50,614	42,535	4,929
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$19.70	$12.56	$13.85	$13.58	$10.03	$8.12	$9.09
Value at end of period	$17.76	$19.70	$12.56	$13.85	$13.58	$10.03	$8.12
Number of accumulation units outstanding at end of period	0	76,172	73,593	64,747	47,509	33,772	5,713
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during September 2007)
Value at beginning of period	$22.56	$18.78	$15.79	$18.28	$16.71	$12.00	$20.21	$18.43
Value at end of period	$22.03	$22.56	$18.78	$15.79	$18.28	$16.71	$12.00	$20.21
Number of accumulation units outstanding at end of period	0	284,680	251,428	305,238	294,461	276,848	252,789	147,996
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during September 2007)
Value at beginning of period	$54.46	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98	$37.18
Value at end of period	$60.97	$54.46	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98
Number of accumulation units outstanding at end of period	181,149	248,741	250,822	251,909	241,112	228,041	200,288	129,222
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during September 2007)
Value at beginning of period	$32.32	$23.72	$20.04	$20.82	$16.24	$12.56	$18.77	$19.16
Value at end of period	$32.50	$32.32	$23.72	$20.04	$20.82	$16.24	$12.56	$18.77
Number of accumulation units outstanding at end of period	0	64,827	53,156	49,761	45,573	36,212	28,051	4,303
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$90.16	$83.25	$78.45
Value at end of period	$86.09	$90.16	$83.25
Number of accumulation units outstanding at end of period	0	5,226	3,881
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during September 2007)
Value at beginning of period	$16.14	$17.84	$16.40	$14.69	$13.57	$11.48	$12.35	$11.76
Value at end of period	$16.63	$16.14	$17.84	$16.40	$14.69	$13.57	$11.48	$12.35
Number of accumulation units outstanding at end of period	0	286,683	283,285	265,699	240,368	214,563	196,769	54,688
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.13	$9.31	$8.32	$10.86	$9.36	$5.06
Value at end of period	$7.98	$9.13	$9.31	$8.32	$10.86	$9.36
Number of accumulation units outstanding at end of period	0	37,611	46,618	66,518	56,631	29,101
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$35.18	$34.53	$29.81	$30.54	$29.13
Value at end of period	$35.72	$35.18	$34.53	$29.81	$30.54
Number of accumulation units outstanding at end of period	0	20,638	15,242	13,108	2,359

CFI 344

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during March 2009)
Value at beginning of period	$21.54	$16.15	$13.39	$14.08	$12.54	$8.43
Value at end of period	$23.61	$21.54	$16.15	$13.39	$14.08	$12.54
Number of accumulation units outstanding at end of period	0	18,035	18,485	19,246	11,573	6,938
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.79	$18.13	$16.81	$16.28	$16.30
Value at end of period	$18.72	$17.79	$18.13	$16.81	$16.28
Number of accumulation units outstanding at end of period	0	52,770	45,970	20,626	4,893
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$19.70	$18.65	$16.36	$15.66	$14.88
Value at end of period	$19.86	$19.70	$18.65	$16.36	$15.66
Number of accumulation units outstanding at end of period	0	37,215	30,278	12,093	3,267
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$39.40	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10	$24.84
Value at end of period	$43.17	$39.40	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10
Number of accumulation units outstanding at end of period	141,138	53,283	57,466	60,367	62,447	61,999	55,759	24,067
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$28.50	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57	$18.25
Value at end of period	$29.94	$28.50	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57
Number of accumulation units outstanding at end of period	95,084	11,732	13,118	15,808	17,098	18,306	14,976	2,302
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$29.38	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30	$21.92
Value at end of period	$31.23	$29.38	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30
Number of accumulation units outstanding at end of period	96,521	52,592	67,578	72,609	93,395	96,033	85,454	55,907
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.15	$12.32	$10.44	$10.34
Value at end of period	$18.35	$16.15	$12.32	$10.44
Number of accumulation units outstanding at end of period	150,070	58,090	39,104	0
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2013)
Value at beginning of period	$13.55	$12.30
Value at end of period	$14.90	$13.55
Number of accumulation units outstanding at end of period	0	70,120
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$27.24	$22.59
Value at end of period	$29.65	$27.24
Number of accumulation units outstanding at end of period	20,724	0
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.95	$11.47	$10.38	$10.85	$9.34	$7.51	$11.47	$11.36
Value at end of period	$17.29	$14.95	$11.47	$10.38	$10.85	$9.34	$7.51	$11.47
Number of accumulation units outstanding at end of period	0	195,142	201,756	197,653	180,244	199,539	186,936	147,496

CFI 345

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$24.78	$18.37	$18.09
Value at end of period	$27.46	$24.78	$18.37
Number of accumulation units outstanding at end of period	0	16,475	11,802
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.00	$13.74	$12.33	$12.42	$11.15	$9.13	$12.48	$12.23
Value at end of period	$15.80	$15.00	$13.74	$12.33	$12.42	$11.15	$9.13	$12.48
Number of accumulation units outstanding at end of period	6,514	289,341	288,609	266,243	242,824	239,904	212,287	21,495
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.64	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96	$12.67
Value at end of period	$16.56	$15.64	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96
Number of accumulation units outstanding at end of period	28,058	750,453	703,801	646,085	583,075	520,087	492,484	233,574
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$16.41	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41	$13.03
Value at end of period	$17.28	$16.41	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41
Number of accumulation units outstanding at end of period	69,424	768,414	656,324	554,649	472,321	384,241	302,587	21,367
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$16.77	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84	$13.38
Value at end of period	$17.79	$16.77	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	438,034	407,561	357,397	310,909	272,650	242,654	181,230	35,876
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$15.70	$12.73	$11.02	$11.62	$10.93
Value at end of period	$16.71	$15.70	$12.73	$11.02	$11.62
Number of accumulation units outstanding at end of period	5,373	19,682	9,913	4,189	37
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$14.76	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74	$11.51
Value at end of period	$15.60	$14.76	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	2,865	101,225	92,116	86,348	82,314	54,898	45,639	3,514
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$19.89	$15.03	$13.01	$12.78	$11.14	$8.82	$14.03	$13.80
Value at end of period	$22.47	$19.89	$15.03	$13.01	$12.78	$11.14	$8.82	$14.03
Number of accumulation units outstanding at end of period	0	349,817	336,241	361,476	336,051	306,000	257,342	187,353
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$21.23	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45	$15.18
Value at end of period	$21.65	$21.23	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45
Number of accumulation units outstanding at end of period	378,614	56,680	67,347	76,045	83,975	82,996	75,233	25,696
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$26.38	$20.34	$17.40	$17.56	$15.27	$12.22	$19.00	$18.80
Value at end of period	$28.33	$26.38	$20.34	$17.40	$17.56	$15.27	$12.22	$19.00
Number of accumulation units outstanding at end of period	235,551	234,739	235,085	221,780	208,915	193,168	149,177	88,042

CFI 346

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER INTERNATIONAL
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.62	$11.16	$9.18	$10.75	$8.61	$5.63
Value at end of period	$13.01	$13.62	$11.16	$9.18	$10.75	$8.61
Number of accumulation units outstanding at end of period	0	55,781	41,973	39,398	25,680	4,592
WANGER SELECT
(Funds were first received in this option during September 2007)
Value at beginning of period	$23.36	$17.31	$14.65	$17.80	$14.06	$8.46	$16.61	$16.34
Value at end of period	$24.09	$23.36	$17.31	$14.65	$17.80	$14.06	$8.46	$16.61
Number of accumulation units outstanding at end of period	0	165,632	198,822	206,603	206,820	191,467	166,678	121,257
WANGER USA
(Funds were first received in this option during September 2007)
Value at beginning of period	$24.08	$18.06	$15.05	$15.59	$12.64	$8.88	$14.73	$14.54
Value at end of period	$25.22	$24.08	$18.06	$15.05	$15.59	$12.64	$8.88	$14.73
Number of accumulation units outstanding at end of period	0	82,817	70,064	66,450	51,594	43,271	35,741	5,089

TABLE 41
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$20.75	$15.44	$13.47	$14.25	$13.04	$13.15
Value at end of period	$21.69	$20.75	$15.44	$13.47	$14.25	$13.04
Number of accumulation units outstanding at end of period	70	5,458	133	0	0	41
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$18.99	$15.50	$13.97	$14.27	$12.35	$11.08
Value at end of period	$21.60	$18.99	$15.50	$13.97	$14.27	$12.35
Number of accumulation units outstanding at end of period	11,168	9,527	12,139	12,153	8,271	2,140
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.47	$15.05	$13.76	$13.53	$12.09	$11.74
Value at end of period	$21.19	$19.47	$15.05	$13.76	$13.53	$12.09
Number of accumulation units outstanding at end of period	27,208	28,752	5,975	4,238	5,517	2,851
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.32	$13.59	$12.77	$11.33	$10.76	$10.42
Value at end of period	$12.61	$12.32	$13.59	$12.77	$11.33	$10.76
Number of accumulation units outstanding at end of period	21,274	21,310	57,080	54,758	31,406	17,419
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$17.79	$12.33	$10.27	$11.62	$10.60
Value at end of period	$19.69	$17.79	$12.33	$10.27	$11.62
Number of accumulation units outstanding at end of period	2,711	10,338	205	299	752

CFI 347

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.91	$9.54	$7.63	$8.24	$7.80	$4.85
Value at end of period	$11.77	$11.91	$9.54	$7.63	$8.24	$7.80
Number of accumulation units outstanding at end of period	7,618	6,359	4,188	2,654	1,508	1,229
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.40	$12.77	$10.99	$11.79	$9.65
Value at end of period	$20.14	$18.40	$12.77	$10.99	$11.79
Number of accumulation units outstanding at end of period	10,425	11,406	1,246	954	1,036
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during January 2010)
Value at beginning of period	$23.66	$17.80	$15.76	$15.90	$13.07
Value at end of period	$25.12	$23.66	$17.80	$15.76	$15.90
Number of accumulation units outstanding at end of period	3,973	4,487	1,579	2,651	4,078
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.63	$13.28	$12.04	$11.55	$10.33	$8.26	$12.06	$12.28
Value at end of period	$17.09	$15.63	$13.28	$12.04	$11.55	$10.33	$8.26	$12.06
Number of accumulation units outstanding at end of period	14,221	9,564	9,594	10,721	10,784	9,480	5,776	3,114
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$11.30	$10.99	$9.52	$10.09
Value at end of period	$14.67	$11.30	$10.99	$9.52
Number of accumulation units outstanding at end of period	10,204	3,201	1,934	509
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.97	$9.94	$8.66	$9.15	$7.89	$6.21	$5.85
Value at end of period	$14.46	$12.97	$9.94	$8.66	$9.15	$7.89	$6.21
Number of accumulation units outstanding at end of period	976	2,520	9,078	8,755	317	22	3
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during 2009)
Value at beginning of period	$14.81	$10.98	$9.45	$9.90	$8.07	$6.12
Value at end of period	$16.54	$14.81	$10.98	$9.45	$9.90	$8.07
Number of accumulation units outstanding at end of period	3,580	435	90	88	1,170	429
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$12.11	$11.82
Value at end of period	$12.73	$12.11
Number of accumulation units outstanding at end of period	1,053	282
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.53	$16.29	$13.70	$15.90	$14.57	$10.50	$17.70	$18.14
Value at end of period	$18.96	$19.53	$16.29	$13.70	$15.90	$14.57	$10.50	$17.70
Number of accumulation units outstanding at end of period	25,485	27,017	35,785	39,410	38,646	36,526	15,539	44
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.92	$15.98	$13.76	$14.15	$12.10	$8.94	$15.59	$16.07
Value at end of period	$23.36	$20.92	$15.98	$13.76	$14.15	$12.10	$8.94	$15.59
Number of accumulation units outstanding at end of period	398,660	409,611	430,174	442,686	460,799	485,170	189,809	78,840

CFI 348

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.34	$13.56	$11.59	$11.51	$10.02	$7.71	$13.49	$14.32
Value at end of period	$18.80	$17.34	$13.56	$11.59	$11.51	$10.02	$7.71	$13.49
Number of accumulation units outstanding at end of period	131,771	130,838	131,223	138,091	153,253	152,144	68,690	37,197
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.85	$14.60	$12.76	$12.77	$10.31	$8.05	$15.28	$15.81
Value at end of period	$22.04	$19.85	$14.60	$12.76	$12.77	$10.31	$8.05	$1,528.00
Number of accumulation units outstanding at end of period	204,784	205,843	203,212	210,137	221,755	224,254	107,871	39,028
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.71	$13.61	$11.30	$13.68	$12.12	$9.61	$17.14	$17.74
Value at end of period	$16.24	$17.71	$13.61	$11.30	$13.68	$12.12	$9.61	$17.14
Number of accumulation units outstanding at end of period	25,493	26,548	25,435	25,926	26,623	29,959	14,302	6,985
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during September 2008)
Value at beginning of period	$21.76	$16.01	$13.56	$14.12	$11.04	$8.57	$12.52
Value at end of period	$21.83	$21.76	$16.01	$13.56	$14.12	$11.04	$8.57
Number of accumulation units outstanding at end of period	19,004	22,108	21,958	21,549	26,591	22,761	5,937
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during March 2009)
Value at beginning of period	$13.92	$10.61	$9.08	$9.28	$8.16	$5.43
Value at end of period	$15.12	$13.92	$10.61	$9.08	$9.28	$8.16
Number of accumulation units outstanding at end of period	6,138	4,988	4,160	3,405	3,008	1,056
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$18.39	$14.27	$12.96	$13.85	$12.34	$10.83
Value at end of period	$19.17	$18.39	$14.27	$12.96	$13.85	$12.34
Number of accumulation units outstanding at end of period	1,906	1,988	2,197	2,080	1,784	1,313
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.61	$36.21	$37.20
Value at end of period	$54.75	$50.61	$36.21
Number of accumulation units outstanding at end of period	11,753	10,611	9,393
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.47	$15.10	$13.29	$13.33	$12.20	$9.53	$13.68	$14.03
Value at end of period	$21.00	$19.47	$15.10	$13.29	$13.33	$12.20	$9.53	$13.68
Number of accumulation units outstanding at end of period	44,420	51,559	53,465	50,638	47,829	48,752	16,970	5,163
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.95	$9.03	$8.59	$9.14	$7.75
Value at end of period	$13.58	$11.95	$9.03	$8.59	$9.14
Number of accumulation units outstanding at end of period	0	0	0	0	6,107
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.61	$13.02	$11.25	$11.48	$9.23	$7.20	$9.90
Value at end of period	$18.45	$17.61	$13.02	$11.25	$11.48	$9.23	$7.20
Number of accumulation units outstanding at end of period	5,645	8,816	8,866	8,561	5,471	3,897	39

CFI 349

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.37	$13.37	$11.70	$12.22	$9.76	$7.73	$10.71
Value at end of period	$19.33	$17.37	$13.37	$11.70	$12.22	$9.76	$7.73
Number of accumulation units outstanding at end of period	26,766	24,412	25,885	26,281	27,400	27,917	8,298
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during March 2014)
Value at beginning of period	$9.93
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	4,290
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.45	$11.95	$10.81	$11.18	$9.15	$7.03	$11.54	$11.64
Value at end of period	$18.09	$16.45	$11.95	$10.81	$11.18	$9.15	$7.03	$11.54
Number of accumulation units outstanding at end of period	6,895	11,730	5,786	5,546	4,558	1,473	42	88
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.60	$17.08	$14.18	$15.39	$13.68	$9.98	$16.10	$16.58
Value at end of period	$22.23	$21.60	$17.08	$14.18	$15.39	$13.68	$9.98	$16.10
Number of accumulation units outstanding at end of period	4,125	5,356	5,841	4,961	4,790	2,953	1,212	47
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2007)
Value at beginning of period	$29.46	$27.25	$22.61	$27.67	$21.85	$12.05	$23.25	$24.21
Value at end of period	$27.97	$29.46	$27.25	$22.61	$27.67	$21.85	$12.05	$23.25
Number of accumulation units outstanding at end of period	42,610	44,093	50,184	53,386	63,742	77,076	24,999	438
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during September 2008)
Value at beginning of period	$22.57	$16.04	$13.63	$13.98	$11.35	$8.30	$12.22
Value at end of period	$25.20	$22.57	$16.04	$13.63	$13.98	$11.35	$8.30
Number of accumulation units outstanding at end of period	17,149	15,293	5,542	7,320	9,060	13,593	4,251
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.44	$13.30	$11.98	$12.24	$10.96	$9.06	$11.39
Value at end of period	$16.63	$15.44	$13.30	$11.98	$12.24	$10.96	$9.06
Number of accumulation units outstanding at end of period	8,298	5,378	5,747	5,827	5,391	4,943	3,388
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.48	$15.99	$14.74	$13.23	$12.27	$10.39	$11.76
Value at end of period	$14.89	$14.48	$15.99	$14.74	$13.23	$12.27	$10.39
Number of accumulation units outstanding at end of period	26,965	27,085	44,205	37,833	26,901	21,682	18,382
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.99	$9.19	$8.23	$10.77	$9.32	$5.35	$12.83	$13.35
Value at end of period	$7.84	$8.99	$9.19	$8.23	$10.77	$9.32	$5.35	$12.83
Number of accumulation units outstanding at end of period	39,002	17,072	19,964	28,334	43,075	47,077	4,067	6
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$18.50	$16.55	$14.30	$14.58	$12.38	$7.73	$11.31
Value at end of period	$18.47	$18.50	$16.55	$14.30	$14.58	$12.38	$7.73
Number of accumulation units outstanding at end of period	11,409	12,957	15,522	12,894	11,579	11,719	3,936

CFI 350

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.06	$10.90	$8.95	$10.48	$8.40	$7.83
Value at end of period	$14.28	$14.06	$10.90	$8.95	$10.48	$8.40
Number of accumulation units outstanding at end of period	5,573	7,121	9,538	5,977	8,167	2,064
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.97	$19.59	$16.96	$17.41	$15.49	$13.07	$12.33	$12.39
Value at end of period	$20.24	$19.97	$19.59	$16.96	$17.41	$15.49	$13.07	$12.33
Number of accumulation units outstanding at end of period	29,845	40,413	49,606	45,337	54,527	46,051	8,276	205
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.77	$12.04	$11.40	$10.73	$10.03	$8.73
Value at end of period	$12.39	$11.77	$12.04	$11.40	$10.73	$10.03
Number of accumulation units outstanding at end of period	1,558	1,206	1,843	6,803	4,827	3,088
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.27	$15.18	$12.63	$13.31	$11.88	$8.85	$14.57	$15.19
Value at end of period	$22.09	$20.27	$15.18	$12.63	$13.31	$11.88	$8.85	$14.57
Number of accumulation units outstanding at end of period	42,065	43,194	40,133	35,014	34,252	41,718	8,716	96
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$3.73	$7.71	$8.79	$9.92
Value at end of period	$3.41	$3.73	$7.71	$8.79
Number of accumulation units outstanding at end of period	66,935	42,266	6,832	3,976
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.96	$15.29	$14.21	$13.79	$12.85	$11.44	$11.71
Value at end of period	$15.70	$14.96	$15.29	$14.21	$13.79	$12.85	$11.44
Number of accumulation units outstanding at end of period	35,439	41,839	62,301	61,814	67,142	62,977	25,669
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.63	$13.43	$11.85	$12.04	$10.57	$8.89	$12.40	$12.55
Value at end of period	$16.56	$15.63	$13.43	$11.85	$12.04	$10.57	$8.89	$12.40
Number of accumulation units outstanding at end of period	180,165	197,685	207,417	208,697	237,620	238,935	105,316	51,702
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.06	$15.72	$14.61	$14.12	$12.22	$10.07	$11.95	$11.86
Value at end of period	$15.08	$15.06	$15.72	$14.61	$14.12	$12.22	$10.07	$11.95
Number of accumulation units outstanding at end of period	67,913	72,134	92,964	93,882	97,970	103,329	49,704	14,774
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$10.21
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	3,440
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.30	$11.74	$12.11	$13.37	$11.02	$8.03	$13.65	$13.68
Value at end of period	$11.71	$13.30	$11.74	$12.11	$13.37	$11.02	$8.03	$13.65
Number of accumulation units outstanding at end of period	68,288	76,648	88,994	104,430	128,848	137,728	37,945	12,329

CFI 351

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.07	$11.31	$11.02	$10.28	$10.20
Value at end of period	$11.59	$11.07	$11.31	$11.02	$10.28
Number of accumulation units outstanding at end of period	7,319	4,028	715	1,254	714
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.83	$14.45	$12.51	$12.58	$11.05	$8.50	$13.67	$14.10
Value at end of period	$20.80	$18.83	$14.45	$12.51	$12.58	$11.05	$8.50	$13.67
Number of accumulation units outstanding at end of period	871,572	964,204	931,688	1,006,097	1,115,684	1,110,046	384,838	147,509
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$19.33	$18.34	$16.13	$15.48	$13.59	$9.12	$11.37
Value at end of period	$19.50	$19.33	$18.34	$16.13	$15.48	$13.59	$9.12
Number of accumulation units outstanding at end of period	15,783	14,868	15,299	12,773	16,458	20,963	2,547
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.48	$13.18	$11.55	$11.58	$10.19	$8.29	$13.24	$13.60
Value at end of period	$19.85	$17.48	$13.18	$11.55	$11.58	$10.19	$8.29	$13.24
Number of accumulation units outstanding at end of period	282,653	300,045	305,724	321,626	321,791	338,211	137,124	67,012
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.69	$15.41	$13.13	$13.31	$10.95	$8.33	$13.38	$14.01
Value at end of period	$22.61	$20.69	$15.41	$13.13	$13.31	$10.95	$8.33	$13.38
Number of accumulation units outstanding at end of period	173,373	185,931	194,126	200,751	209,030	214,189	136,200	79,643
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.52	$13.71	$12.23	$12.36	$10.08	$8.10	$12.22	$13.33
Value at end of period	$20.53	$19.52	$13.71	$12.23	$12.36	$10.08	$8.10	$12.22
Number of accumulation units outstanding at end of period	99,920	103,195	105,090	107,580	117,577	110,237	64,720	30,109
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$15.82	$12.78	$11.05	$11.56	$10.86
Value at end of period	$16.78	$15.82	$12.78	$11.05	$11.56
Number of accumulation units outstanding at end of period	1,284	1,029	681	370	47
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.62	$14.68	$13.45	$12.54	$11.44	$10.28	$11.26	$11.14
Value at end of period	$15.56	$14.62	$14.68	$13.45	$12.54	$11.44	$10.28	$11.26
Number of accumulation units outstanding at end of period	237,878	250,947	283,826	301,997	322,698	312,052	95,615	28,260
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.27	$8.48	$7.16	$8.17	$7.60	$6.96
Value at end of period	$9.64	$10.27	$8.48	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	37,619	33,390	37,848	32,073	35,875	37,428
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.15	$12.53	$10.54	$12.42	$12.15	$9.58	$13.02
Value at end of period	$14.37	$15.15	$12.53	$10.54	$12.42	$12.15	$9.58
Number of accumulation units outstanding at end of period	20,991	19,519	18,476	16,600	19,039	19,093	15,602

CFI 352

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.03	$12.27	$10.41	$10.33
Value at end of period	$18.16	$16.03	$12.27	$10.41
Number of accumulation units outstanding at end of period	242,522	125,202	133,881	129,356
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.35	$10.23	$8.94	$8.66	$7.27	$6.47	$8.44
Value at end of period	$14.66	$13.35	$10.23	$8.94	$8.66	$7.27	$6.47
Number of accumulation units outstanding at end of period	196,923	132,719	117,475	129,244	37,345	36,390	21,764
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$26.80	$20.36	$17.87	$18.01	$13.85	$9.82	$13.82
Value at end of period	$29.10	$26.80	$20.36	$17.87	$18.01	$13.85	$9.82
Number of accumulation units outstanding at end of period	39,423	41,008	10,183	11,450	12,598	13,736	1,266
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.47	$11.50	$11.53	$11.55	$11.55	$11.54	$11.27	$11.18
Value at end of period	$11.45	$11.47	$11.50	$11.53	$11.55	$11.55	$11.54	$11.27
Number of accumulation units outstanding at end of period	52,532	46,329	46,665	99,364	85,110	98,958	26,299	2,292
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.73	$11.30	$10.25	$10.74	$9.27	$7.47	$10.14
Value at end of period	$16.94	$14.73	$11.30	$10.25	$10.74	$9.27	$7.47
Number of accumulation units outstanding at end of period	6,436	3,255	6,270	4,566	3,876	3,862	3,298
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$22.19	$16.85	$14.76	$14.20	$12.62	$10.72
Value at end of period	$25.04	$22.19	$16.85	$14.76	$14.20	$12.62
Number of accumulation units outstanding at end of period	13,759	6,929	7,209	4,994	3,889	4,410
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.31	$10.86	$9.42	$9.21	$8.23	$6.67	$6.61
Value at end of period	$16.12	$14.31	$10.86	$9.42	$9.21	$8.23	$6.67
Number of accumulation units outstanding at end of period	9,906	7,426	5,553	5,850	3,289	3,295	1,991
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.08	$15.31	$13.24	$13.20	$11.91	$10.07
Value at end of period	$22.47	$20.08	$15.31	$13.24	$13.20	$11.91
Number of accumulation units outstanding at end of period	4,569	4,687	3,014	2,796	2,668	3,961
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.50	$18.20	$15.80	$16.20	$12.90	$11.43
Value at end of period	$27.15	$24.50	$18.20	$15.80	$16.20	$12.90
Number of accumulation units outstanding at end of period	9,484	7,248	5,240	6,562	6,606	6,992
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.90	$11.88	$10.17	$10.39	$8.32	$6.37
Value at end of period	$17.87	$15.90	$11.88	$10.17	$10.39	$8.32
Number of accumulation units outstanding at end of period	4,102	4,600	2,289	2,599	1,214	1,018

CFI 353

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$17.10	$12.35	$10.67	$11.14	$8.83	$6.99	$7.40
Value at end of period	$17.90	$17.10	$12.35	$10.67	$11.14	$8.83	$6.99
Number of accumulation units outstanding at end of period	3,885	3,472	2,604	4,854	3,313	922	687
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$26.79	$19.31	$16.81	$16.71	$12.66	$9.68	$13.75
Value at end of period	$28.22	$26.79	$19.31	$16.81	$16.71	$12.66	$9.68
Number of accumulation units outstanding at end of period	4,632	4,318	2,070	2,328	3,362	1,703	316
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$24.29	$17.68	$15.48	$15.91	$12.82	$10.08	$14.65	$15.52
Value at end of period	$25.82	$24.29	$17.68	$15.48	$15.91	$12.82	$10.08	$14.65
Number of accumulation units outstanding at end of period	47,044	52,627	54,573	66,290	74,555	71,760	36,842	14,940
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.71	$13.52	$12.16	$12.28	$11.06	$9.07	$12.43	$12.75
Value at end of period	$15.52	$14.71	$13.52	$12.16	$12.28	$11.06	$9.07	$12.43
Number of accumulation units outstanding at end of period	82,924	86,611	88,647	95,582	94,978	91,456	40,855	28,250
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.39	$13.26	$11.72	$12.12	$10.68	$8.51	$12.91	$13.38
Value at end of period	$16.21	$15.39	$13.26	$11.72	$12.12	$10.68	$8.51	$12.91
Number of accumulation units outstanding at end of period	112,263	105,348	99,997	111,426	102,083	86,100	43,270	19,905
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.10	$13.41	$11.68	$12.28	$10.74	$8.39	$13.36	$13.93
Value at end of period	$16.97	$16.10	$13.41	$11.68	$12.28	$10.74	$8.39	$13.36
Number of accumulation units outstanding at end of period	126,850	113,953	101,776	117,345	101,394	79,932	34,913	3,993
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.51	$13.40	$11.64	$12.30	$10.71	$8.27	$13.78	$14.42
Value at end of period	$17.47	$16.51	$13.40	$11.64	$12.30	$10.71	$8.27	$13.78
Number of accumulation units outstanding at end of period	70,761	65,304	59,912	50,028	58,776	48,961	23,132	706
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.58	$12.65	$10.98	$11.60	$9.80
Value at end of period	$16.52	$15.58	$12.65	$10.98	$11.60
Number of accumulation units outstanding at end of period	3,282	912	250	190	96
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.35	$10.71	$9.44	$9.70	$8.63	$6.96	$8.95
Value at end of period	$13.10	$12.35	$10.71	$9.44	$9.70	$8.63	$6.96
Number of accumulation units outstanding at end of period	38,639	36,865	37,292	32,118	26,552	16,340	4,649
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.53	$13.61	$12.43	$12.42	$11.36	$9.72	$11.69	$11.81
Value at end of period	$15.33	$14.53	$13.61	$12.43	$12.42	$11.36	$9.72	$11.69
Number of accumulation units outstanding at end of period	56,610	53,722	57,424	67,209	59,049	54,633	34,011	3

CFI 354

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.37	$11.32	$10.14	$10.23	$9.22	$7.69	$9.30
Value at end of period	$13.03	$12.37	$11.32	$10.14	$10.23	$9.22	$7.69
Number of accumulation units outstanding at end of period	33,503	43,177	42,319	51,931	70,828	53,194	13,442
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.26	$13.64	$12.18	$11.99	$10.83	$9.21	$12.08	$12.14
Value at end of period	$16.23	$15.26	$13.64	$12.18	$11.99	$10.83	$9.21	$12.08
Number of accumulation units outstanding at end of period	31,173	34,237	35,812	66,540	60,382	60,498	34,769	702
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.93	$13.05	$11.38	$11.75	$10.42	$8.34	$13.07	$13.39
Value at end of period	$16.94	$15.93	$13.05	$11.38	$11.75	$10.42	$8.34	$13.07
Number of accumulation units outstanding at end of period	46,334	39,562	38,274	40,242	38,079	36,700	25,444	16,799
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.51	$13.34	$11.77	$11.87	$10.62	$8.74	$12.60	$12.80
Value at end of period	$16.51	$15.51	$13.34	$11.77	$11.87	$10.62	$8.74	$12.60
Number of accumulation units outstanding at end of period	47,782	46,759	38,452	33,945	33,757	34,864	19,599	2,421
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.35	$12.70	$12.26	$11.46	$10.83	$10.25	$9.66
Value at end of period	$13.02	$12.35	$12.70	$12.26	$11.46	$10.83	$10.25
Number of accumulation units outstanding at end of period	16,367	14,491	4,241	4,635	742	1,879	28
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$22.46	$17.14	$14.77	$15.29	$12.56	$9.28	$12.34
Value at end of period	$25.20	$22.46	$17.14	$14.77	$15.29	$12.56	$9.28
Number of accumulation units outstanding at end of period	14,426	13,105	11,624	10,703	12,389	10,314	4,347
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$22.47	$16.23	$13.59	$13.33	$10.57	$7.83	$11.34
Value at end of period	$23.39	$22.47	$16.23	$13.59	$13.33	$10.57	$7.83
Number of accumulation units outstanding at end of period	27,115	37,120	25,448	24,366	27,318	29,807	6,134
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.84	$12.39	$9.85	$10.41	$8.97	$6.72	$9.75
Value at end of period	$14.61	$12.84	$12.39	$9.85	$10.41	$8.97	$6.72
Number of accumulation units outstanding at end of period	13,023	12,748	9,785	10,584	11,670	11,929	3,089
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.84	$13.59	$11.79	$10.80	$8.46	$6.24	$9.44
Value at end of period	$17.93	$13.84	$13.59	$11.79	$10.80	$8.46	$6.24
Number of accumulation units outstanding at end of period	24,118	22,312	26,667	26,232	26,115	24,498	5,650
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.70	$12.42	$11.09	$11.67	$10.44	$7.95	$11.02
Value at end of period	$18.79	$16.70	$12.42	$11.09	$11.67	$10.44	$7.95
Number of accumulation units outstanding at end of period	10,095	9,257	8,646	9,077	9,386	7,809	3,632

CFI 355

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.45	$11.78	$10.34	$10.66	$8.53	$6.85	$9.66
Value at end of period	$17.12	$16.45	$11.78	$10.34	$10.66	$8.53	$6.85
Number of accumulation units outstanding at end of period	781	6,509	4,591	4,691	1,236	1,498	1,200
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$22.62	$16.67	$14.58	$16.42	$12.82	$9.24	$12.78
Value at end of period	$23.93	$22.62	$16.67	$14.58	$16.42	$12.82	$9.24
Number of accumulation units outstanding at end of period	3,911	3,632	5,582	5,715	4,107	4,685	981
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.54	$13.03	$11.01	$11.27	$9.81	$7.65	$10.55
Value at end of period	$19.10	$17.54	$13.03	$11.01	$11.27	$9.81	$7.65
Number of accumulation units outstanding at end of period	8,350	7,723	8,264	12,455	14,357	18,890	6,775
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.43	$14.79	$13.14	$13.32	$11.89	$9.72	$12.71	$13.10
Value at end of period	$20.03	$18.43	$14.79	$13.14	$13.32	$11.89	$9.72	$12.71
Number of accumulation units outstanding at end of period	126,163	128,645	135,766	141,005	147,710	158,122	94,484	60,198
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$18.44	$13.80	$12.08	$12.38	$11.03	$8.92	$11.38
Value at end of period	$20.25	$18.44	$13.80	$12.08	$12.38	$11.03	$8.92
Number of accumulation units outstanding at end of period	5,869	5,832	4,606	4,753	4,196	4,852	2,678
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.01	$24.48	$20.60	$25.27	$21.06	$12.31	$25.32	$25.97
Value at end of period	$23.17	$23.01	$24.48	$20.60	$25.27	$21.06	$12.31	$25.32
Number of accumulation units outstanding at end of period	14,256	13,059	14,563	13,648	27,761	36,056	10,146	82
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$21.30	$16.24	$13.56	$13.35	$10.89	$8.69	$11.74
Value at end of period	$24.44	$21.30	$16.24	$13.56	$13.35	$10.89	$8.69
Number of accumulation units outstanding at end of period	17,391	16,319	10,936	9,342	9,171	13,717	6,211
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$23.57	$17.00	$14.36	$14.59	$11.54	$9.09	$12.52
Value at end of period	$25.47	$23.57	$17.00	$14.36	$14.59	$11.54	$9.09
Number of accumulation units outstanding at end of period	3,504	3,031	2,219	2,037	2,522	3,167	960
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.38	$16.07	$13.24	$14.45	$12.48	$8.96	$15.05	$15.84
Value at end of period	$20.80	$20.38	$16.07	$13.24	$14.45	$12.48	$8.96	$15.05
Number of accumulation units outstanding at end of period	327,510	337,670	357,010	379,821	409,311	427,439	212,877	86,346
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$20.24	$18.06	$15.58	$15.73	$13.25	$7.95	$10.81
Value at end of period	$20.26	$20.24	$18.06	$15.58	$15.73	$13.25	$7.95
Number of accumulation units outstanding at end of period	15,762	16,081	12,040	9,878	15,935	10,133	964

CFI 356

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$20.52	$16.84	$14.74	$14.36	$12.63	$9.50	$12.52
Value at end of period	$22.96	$20.52	$16.84	$14.74	$14.36	$12.63	$9.50
Number of accumulation units outstanding at end of period	120,382	105,274	82,228	73,058	73,492	63,842	29,032
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.95	$17.02	$14.69	$15.30	$11.93	$8.17	$14.41	$14.91
Value at end of period	$25.60	$22.95	$17.02	$14.69	$15.30	$11.93	$8.17	$14.41
Number of accumulation units outstanding at end of period	343,411	365,894	372,890	414,600	456,632	461,823	186,942	102,737
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.96	$13.88	$11.87	$12.00	$10.47	$8.40	$11.31
Value at end of period	$19.25	$17.96	$13.88	$11.87	$12.00	$10.47	$8.40
Number of accumulation units outstanding at end of period	20,726	18,955	20,861	20,822	18,882	15,873	4,008
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.05	$15.88	$13.39	$13.56	$11.64	$8.16	$14.15	$14.68
Value at end of period	$23.91	$22.05	$15.88	$13.39	$13.56	$11.64	$8.16	$14.15
Number of accumulation units outstanding at end of period	88,487	108,668	112,429	115,103	117,656	127,488	81,169	22,841
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.30	$15.17	$12.81	$14.65	$12.90	$9.40	$18.67	$19.49
Value at end of period	$17.07	$17.30	$15.17	$12.81	$14.65	$12.90	$9.40	$18.67
Number of accumulation units outstanding at end of period	7,177	6,883	6,194	6,635	6,341	7,100	1,461	3
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.32	$9.44	$7.96	$9.06	$8.35	$6.33	$10.21
Value at end of period	$10.55	$11.32	$9.44	$7.96	$9.06	$8.35	$6.33
Number of accumulation units outstanding at end of period	42,873	42,023	42,206	36,821	36,539	40,427	16,456
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.47	$11.11	$9.14	$9.72	$9.04	$6.85	$9.24
Value at end of period	$14.03	$14.47	$11.11	$9.14	$9.72	$9.04	$6.85
Number of accumulation units outstanding at end of period	1,611	5,161	4,400	4,290	1,657	6,242	284
WANGER INTERNATIONAL
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.45	$11.02	$9.09	$10.67	$8.56	$5.73	$7.92
Value at end of period	$12.83	$13.45	$11.02	$9.09	$10.67	$8.56	$5.73
Number of accumulation units outstanding at end of period	10,545	11,888	7,029	6,153	4,106	6,432	304
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.86	$16.29	$13.78	$16.78	$13.29	$8.02	$15.78	$16.89
Value at end of period	$22.49	$21.86	$16.29	$13.78	$16.78	$13.29	$8.02	$15.78
Number of accumulation units outstanding at end of period	12,014	12,941	18,003	14,803	17,699	23,091	4,520	95
WANGER USA
(Funds were first received in this option during September 2008)
Value at beginning of period	$21.28	$15.95	$13.32	$13.84	$11.25	$7.93	$11.57
Value at end of period	$22.25	$21.28	$15.95	$13.32	$13.84	$11.25	$7.93
Number of accumulation units outstanding at end of period	6,182	6,018	7,066	5,940	5,130	5,161	2,889

CFI 357

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.43	$14.01	$12.49	$11.70	$10.35	$8.72	$13.08	$13.74
Value at end of period	$20.43	$18.43	$14.01	$12.49	$11.70	$10.35	$8.72	$13.08
Number of accumulation units outstanding at end of period	24,399	21,908	19,023	17,396	19,117	15,249	8,135	79

TABLE 42

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30% (Selected data for accumulation units outstanding throughout each period)

	2014	2013

ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during October 2013)
Value at beginning of period	$20.70	$18.56
Value at end of period	$21.63	$20.70
Number of accumulation units outstanding at end of period	599	1,001
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$12.29	$12.54
Value at end of period	$12.58	$12.29
Number of accumulation units outstanding at end of period	44	44
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2013)
Value at beginning of period	$17.76	$15.82
Value at end of period	$19.65	$17.76
Number of accumulation units outstanding at end of period	0	83
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.88	$10.25
Value at end of period	$11.73	$11.88
Number of accumulation units outstanding at end of period	2,069	2,265
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2013)
Value at beginning of period	$18.37	$16.22
Value at end of period	$20.09	$18.37
Number of accumulation units outstanding at end of period	390	372
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.76	$12.37
Value at end of period	$16.49	$14.76
Number of accumulation units outstanding at end of period	7,491	7,270
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.46	$16.27
Value at end of period	$18.89	$19.46
Number of accumulation units outstanding at end of period	2,698	2,940

CFI 358

Condensed Financial Information (continued)

	2014	2013

FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.85	$17.51
Value at end of period	$23.27	$20.85
Number of accumulation units outstanding at end of period	8,187	8,689
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during June 2013)
Value at beginning of period	$21.69	$17.59
Value at end of period	$21.74	$21.69
Number of accumulation units outstanding at end of period	4,628	4,333
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.88	$11.75
Value at end of period	$15.07	$13.88
Number of accumulation units outstanding at end of period	8,882	16,699
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.77	$9.56
Value at end of period	$10.31	$9.77
Number of accumulation units outstanding at end of period	132	132
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.20	$16.68
Value at end of period	$22.01	$20.20
Number of accumulation units outstanding at end of period	12,325	17,437
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$13.26	$12.15
Value at end of period	$11.66	$13.26
Number of accumulation units outstanding at end of period	187	187
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$18.76	$16.90
Value at end of period	$20.71	$18.76
Number of accumulation units outstanding at end of period	3,430	3,261
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$10.24	$9.57
Value at end of period	$9.60	$10.24
Number of accumulation units outstanding at end of period	3,145	2,901
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$26.70	$22.53
Value at end of period	$28.98	$26.70
Number of accumulation units outstanding at end of period	5,279	6,272
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.43	$11.45
Value at end of period	$11.40	$11.43
Number of accumulation units outstanding at end of period	43,361	92,506

CFI 359

Condensed Financial Information (continued)

	2014	2013

VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$14.27	$12.68
Value at end of period	$16.06	$14.27
Number of accumulation units outstanding at end of period	476	379
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.85	$13.37
Value at end of period	$17.81	$15.85
Number of accumulation units outstanding at end of period	3,297	3,198
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.05	$14.05
Value at end of period	$17.84	$17.05
Number of accumulation units outstanding at end of period	2,131	2,046
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$26.69	$22.02
Value at end of period	$28.11	$26.69
Number of accumulation units outstanding at end of period	2,709	2,457
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.31	$12.25
Value at end of period	$12.97	$12.31
Number of accumulation units outstanding at end of period	2,991	2,758
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.54	$15.84
Value at end of period	$20.95	$18.54
Number of accumulation units outstanding at end of period	4,312	7,726
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$13.79	$14.24
Value at end of period	$17.86	$13.79
Number of accumulation units outstanding at end of period	593	598
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.37	$15.94
Value at end of period	$20.17	$18.37
Number of accumulation units outstanding at end of period	10,864	10,573
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$22.94	$21.77
Value at end of period	$23.08	$22.94
Number of accumulation units outstanding at end of period	250	248
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$23.49	$20.72
Value at end of period	$25.37	$23.49
Number of accumulation units outstanding at end of period	676	658

CFI 360

Condensed Financial Information (continued)

	2014	2013

VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.31	$17.06
Value at end of period	$20.72	$20.31
Number of accumulation units outstanding at end of period	7,138	8,089
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.17	$18.92
Value at end of period	$20.18	$20.17
Number of accumulation units outstanding at end of period	3,533	3,493
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$20.45	$18.84
Value at end of period	$22.87	$20.45
Number of accumulation units outstanding at end of period	16,640	17,839
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.90	$16.72
Value at end of period	$19.17	$17.90
Number of accumulation units outstanding at end of period	877	882
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$22.30
Value at end of period	$23.82
Number of accumulation units outstanding at end of period	125
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.29	$9.50
Value at end of period	$10.51	$11.29
Number of accumulation units outstanding at end of period	6,602	8,497
WANGER SELECT
(Funds were first received in this option during August 2013)
Value at beginning of period	$21.79	$19.77
Value at end of period	$22.41	$21.79
Number of accumulation units outstanding at end of period	2,258	3,140
WANGER USA
(Funds were first received in this option during July 2013)
Value at beginning of period	$21.21	$18.65
Value at end of period	$22.16	$21.21
Number of accumulation units outstanding at end of period	1,012	747

TABLE 43

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009
ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$20.60	$17.50
Value at end of period	$21.50	$20.60
Number of accumulation units outstanding at end of period	358	343

CFI 361

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2010)
Value at beginning of period	$18.86	$15.42	$13.92	$14.24	$13.35
Value at end of period	$21.42	$18.86	$15.42	$13.92	$14.24
Number of accumulation units outstanding at end of period	1,979	2,142	1,772	937	6
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2010)
Value at beginning of period	$19.33	$14.96	$13.70	$13.50	$12.65
Value at end of period	$21.01	$19.33	$14.96	$13.70	$13.50
Number of accumulation units outstanding at end of period	1,207	964	271	1,089	7
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.23	$13.51	$12.72	$11.50
Value at end of period	$12.51	$12.23	$13.51	$12.72
Number of accumulation units outstanding at end of period	8,213	7,961	7,513	5,866
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$17.70	$12.28	$10.25	$11.60	$10.75
Value at end of period	$19.55	$17.70	$12.28	$10.25	$11.60
Number of accumulation units outstanding at end of period	3,613	4,136	2,110	5,887	931
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during March 2010)
Value at beginning of period	$11.81	$9.47	$7.58	$8.21	$7.40
Value at end of period	$11.65	$11.81	$9.47	$7.58	$8.21
Number of accumulation units outstanding at end of period	1,609	3,986	500	496	496
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during April 2013)
Value at beginning of period	$18.30	$14.63
Value at end of period	$20.00	$18.30
Number of accumulation units outstanding at end of period	1,706	2,558
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during November 2009)
Value at beginning of period	$23.50	$17.70	$15.70	$15.86	$12.67	$11.53
Value at end of period	$24.91	$23.50	$17.70	$15.70	$15.86	$12.67
Number of accumulation units outstanding at end of period	422	775	548	777	40	36
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2013)
Value at beginning of period	$15.45	$15.39
Value at end of period	$16.86	$15.45
Number of accumulation units outstanding at end of period	3,475	3,474
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2012)
Value at beginning of period	$11.25	$10.96	$10.74
Value at end of period	$14.59	$11.25	$10.96
Number of accumulation units outstanding at end of period	1,772	1,443	822
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during March 2012)
Value at beginning of period	$12.86	$9.87	$9.63
Value at end of period	$14.31	$12.86	$9.87
Number of accumulation units outstanding at end of period	244	234	222

CFI 362

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.68	$10.91	$9.40	$9.25
Value at end of period	$16.38	$14.68	$10.91	$9.40
Number of accumulation units outstanding at end of period	1,782	578	474	117
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.30	$16.13	$13.58	$15.78	$14.49	$14.61
Value at end of period	$18.71	$19.30	$16.13	$13.58	$15.78	$14.49
Number of accumulation units outstanding at end of period	4,528	3,446	3,315	3,532	1,614	2,558
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.68	$15.81	$13.64	$14.05	$12.03	$11.80
Value at end of period	$23.06	$20.68	$15.81	$13.64	$14.05	$12.03
Number of accumulation units outstanding at end of period	49,654	54,962	49,372	51,830	39,060	37,437
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.14	$13.43	$11.49	$11.43	$9.96	$10.00
Value at end of period	$18.56	$17.14	$13.43	$11.49	$11.43	$9.96
Number of accumulation units outstanding at end of period	23,576	25,198	25,049	24,410	8,177	10,320
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.62	$14.45	$12.65	$12.67	$10.25	$9.97
Value at end of period	$21.75	$19.62	$14.45	$12.65	$12.67	$10.25
Number of accumulation units outstanding at end of period	43,595	42,181	46,327	51,131	22,646	22,263
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.51	$13.48	$11.21	$13.58	$12.06	$12.22
Value at end of period	$16.03	$17.51	$13.48	$11.21	$13.58	$12.06
Number of accumulation units outstanding at end of period	4,514	7,893	4,835	3,536	1,535	1,868
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during 2009)
Value at beginning of period	$21.51	$15.85	$13.44	$14.02	$10.98	$8.54
Value at end of period	$21.54	$21.51	$15.85	$13.44	$14.02	$10.98
Number of accumulation units outstanding at end of period	7,695	8,275	6,155	5,476	2,651	2,253
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during February 2011)
Value at beginning of period	$13.80	$10.54	$9.03	$9.86
Value at end of period	$14.97	$13.80	$10.54	$9.03
Number of accumulation units outstanding at end of period	4,466	4,015	1,284	1,171
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.26	$14.19	$12.91	$14.79
Value at end of period	$19.00	$18.26	$14.19	$12.91
Number of accumulation units outstanding at end of period	59	38	38	34
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.48	$36.16	$37.19
Value at end of period	$54.52	$50.48	$36.16
Number of accumulation units outstanding at end of period	1,004	1,107	1,054

CFI 363

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during 2009)
Value at beginning of period	$19.24	$14.94	$13.18	$13.24	$12.13	$9.49
Value at end of period	$20.72	$19.24	$14.94	$13.18	$13.24	$12.13
Number of accumulation units outstanding at end of period	6,913	8,428	8,512	8,874	7,402	7,887
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.81	$8.94	$8.52	$8.51
Value at end of period	$13.41	$11.81	$8.94	$8.52
Number of accumulation units outstanding at end of period	71	315	214	98
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2011)
Value at beginning of period	$17.46	$12.93	$11.19	$11.84
Value at end of period	$18.27	$17.46	$12.93	$11.19
Number of accumulation units outstanding at end of period	336	336	0	362
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during 2009)
Value at beginning of period	$17.17	$13.23	$11.60	$12.13	$9.71	$7.70
Value at end of period	$19.07	$17.17	$13.23	$11.60	$12.13	$9.71
Number of accumulation units outstanding at end of period	10,319	11,454	13,974	14,811	4,271	4,059
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during June 2012)
Value at beginning of period	$16.25	$11.83	$10.52
Value at end of period	$17.85	$16.25	$11.83
Number of accumulation units outstanding at end of period	0	0	15
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.35	$16.90	$14.05	$15.28	$13.60	$13.38
Value at end of period	$21.94	$21.35	$16.90	$14.05	$15.28	$13.60
Number of accumulation units outstanding at end of period	5,606	4,050	3,620	3,226	2,017	1,961
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$29.11	$26.98	$22.41	$27.47	$21.72	$20.91
Value at end of period	$27.60	$29.11	$26.98	$22.41	$27.47	$21.72
Number of accumulation units outstanding at end of period	15,413	19,011	16,351	14,370	12,576	12,545
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2011)
Value at beginning of period	$22.30	$15.88	$13.51	$13.43
Value at end of period	$24.87	$22.30	$15.88	$13.51
Number of accumulation units outstanding at end of period	8,593	5,078	135	128
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.26	$13.16	$11.88	$12.06
Value at end of period	$16.41	$15.26	$13.16	$11.88
Number of accumulation units outstanding at end of period	0	0	0	986
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.31	$15.82	$14.61	$13.14	$12.20	$12.02
Value at end of period	$14.69	$14.31	$15.82	$14.61	$13.14	$12.20
Number of accumulation units outstanding at end of period	1,421	1,336	2,646	1,799	1,417	1,417

CFI 364

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.89	$9.10	$8.16	$10.70	$9.27	$9.09
Value at end of period	$7.74	$8.89	$9.10	$8.16	$10.70	$9.27
Number of accumulation units outstanding at end of period	5,047	4,906	3,724	5,164	4,278	3,535
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2010)
Value at beginning of period	$18.29	$16.38	$14.17	$14.47	$12.38
Value at end of period	$18.23	$18.29	$16.38	$14.17	$14.47
Number of accumulation units outstanding at end of period	819	729	228	217	127
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.94	$10.82	$8.90	$10.43	$8.85
Value at end of period	$14.14	$13.94	$10.82	$8.90	$10.43
Number of accumulation units outstanding at end of period	2,745	2,779	2,684	2,685	2,685
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.74	$19.39	$16.81	$17.29	$15.40	$15.19
Value at end of period	$19.97	$19.74	$19.39	$16.81	$17.29	$15.40
Number of accumulation units outstanding at end of period	3,787	2,837	3,985	3,341	764	626
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.67	$11.95	$11.34	$10.76
Value at end of period	$12.27	$11.67	$11.95	$11.34
Number of accumulation units outstanding at end of period	1,800	1,366	1,210	430
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.03	$15.03	$12.52	$13.21	$11.81	$11.54
Value at end of period	$21.80	$20.03	$15.03	$12.52	$13.21	$11.81
Number of accumulation units outstanding at end of period	4,990	5,078	4,981	5,038	2,052	775
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$3.72	$7.69	$8.78	$10.37
Value at end of period	$3.39	$3.72	$7.69	$8.78
Number of accumulation units outstanding at end of period	24,365	27,131	22,327	1,497
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.79	$15.13	$14.08	$13.69	$12.78	$12.75
Value at end of period	$15.49	$14.79	$15.13	$14.08	$13.69	$12.78
Number of accumulation units outstanding at end of period	9,611	10,209	13,777	13,670	10,212	8,191
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$15.43	$13.27	$11.73	$11.93	$10.50	$8.84
Value at end of period	$16.32	$15.43	$13.27	$11.73	$11.93	$10.50
Number of accumulation units outstanding at end of period	9,785	9,740	9,562	6,450	3,413	3,681
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.88	$15.56	$14.48	$14.02	$12.15	$12.09
Value at end of period	$14.88	$14.88	$15.56	$14.48	$14.02	$12.15
Number of accumulation units outstanding at end of period	6,379	7,064	8,827	8,696	6,245	5,964

CFI 365

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.13	$11.60	$11.99	$13.25	$10.94	$11.19
Value at end of period	$11.54	$13.13	$11.60	$11.99	$13.25	$10.94
Number of accumulation units outstanding at end of period	20,706	39,145	39,886	52,260	14,619	13,768
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.01	$11.26	$10.99	$10.88
Value at end of period	$11.51	$11.01	$11.26	$10.99
Number of accumulation units outstanding at end of period	337	337	337	337
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$18.59	$14.28	$12.39	$12.47	$10.97	$8.45
Value at end of period	$20.50	$18.59	$14.28	$12.39	$12.47	$10.97
Number of accumulation units outstanding at end of period	138,520	139,709	123,953	125,758	110,056	114,228
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.10	$18.16	$15.99	$15.37	$13.51	$13.04
Value at end of period	$19.25	$19.10	$18.16	$15.99	$15.37	$13.51
Number of accumulation units outstanding at end of period	2,902	2,638	2,511	806	739	711
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$17.25	$13.03	$11.43	$11.48	$10.12	$8.25
Value at end of period	$19.56	$17.25	$13.03	$11.43	$11.48	$10.12
Number of accumulation units outstanding at end of period	35,974	37,591	37,226	38,737	28,228	29,644
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$20.42	$15.23	$12.99	$13.20	$10.87	$8.29
Value at end of period	$22.28	$20.42	$15.23	$12.99	$13.20	$10.87
Number of accumulation units outstanding at end of period	16,761	13,750	15,964	17,051	7,029	9,165
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$19.27	$13.56	$12.11	$12.25	$10.01	$8.05
Value at end of period	$20.23	$19.27	$13.56	$12.11	$12.25	$10.01
Number of accumulation units outstanding at end of period	7,869	7,343	7,039	7,360	5,894	7,639
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$15.74	$14.49
Value at end of period	$16.67	$15.74
Number of accumulation units outstanding at end of period	77	77
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$14.43	$14.51	$13.31	$12.43	$11.36	$10.22
Value at end of period	$15.33	$14.43	$14.51	$13.31	$12.43	$11.36
Number of accumulation units outstanding at end of period	13,167	14,994	15,593	19,032	5,350	5,115
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.18	$8.42	$7.12	$8.14	$7.58	$7.72
Value at end of period	$9.54	$10.18	$8.42	$7.12	$8.14	$7.58
Number of accumulation units outstanding at end of period	2,289	2,065	1,830	1,554	1,200	1,856

CFI 366

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.95	$12.39	$10.43	$12.31	$12.06	$12.57
Value at end of period	$14.16	$14.95	$12.39	$10.43	$12.31	$12.06
Number of accumulation units outstanding at end of period	1,685	1,651	3,877	3,832	2,979	2,750
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.95	$12.23	$10.40	$10.33
Value at end of period	$18.05	$15.95	$12.23	$10.40
Number of accumulation units outstanding at end of period	62,134	36,538	36,659	28,846
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.19	$10.12	$8.86	$8.59	$7.23	$7.07
Value at end of period	$14.47	$13.19	$10.12	$8.86	$8.59	$7.23
Number of accumulation units outstanding at end of period	21,916	17,567	11,844	12,942	770	525
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$26.45	$20.12	$17.69	$17.86	$13.75	$9.76
Value at end of period	$28.68	$26.45	$20.12	$17.69	$17.86	$13.75
Number of accumulation units outstanding at end of period	9,924	9,602	5,539	6,166	1,753	2,830
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$11.32	$11.37	$11.41	$11.45	$11.47	$11.48
Value at end of period	$11.28	$11.32	$11.37	$11.41	$11.45	$11.47
Number of accumulation units outstanding at end of period	95,133	98,806	13,762	16,946	2,562	1,475
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2011)
Value at beginning of period	$14.56	$11.19	$10.17	$11.20
Value at end of period	$16.72	$14.56	$11.19	$10.17
Number of accumulation units outstanding at end of period	1,989	1,245	1,153	2,116
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2010)
Value at beginning of period	$22.04	$16.76	$14.70	$14.16	$13.89
Value at end of period	$24.83	$22.04	$16.76	$14.70	$14.16
Number of accumulation units outstanding at end of period	5,318	1,280	284	143	106
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2011)
Value at beginning of period	$14.19	$10.79	$9.37	$9.75
Value at end of period	$15.96	$14.19	$10.79	$9.37
Number of accumulation units outstanding at end of period	3,519	586	367	181
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$19.94	$15.23	$13.19	$13.16	$11.78
Value at end of period	$22.28	$19.94	$15.23	$13.19	$13.16
Number of accumulation units outstanding at end of period	2,647	1,005	221	127	209
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$24.33	$18.11	$15.74	$16.16	$12.89	$12.51
Value at end of period	$26.92	$24.33	$18.11	$15.74	$16.16	$12.89
Number of accumulation units outstanding at end of period	849	932	1,565	1,949	796	121

CFI 367

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$15.76	$14.05
Value at end of period	$17.70	$15.76
Number of accumulation units outstanding at end of period	2,529	2,449
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2010)
Value at beginning of period	$16.96	$12.27	$10.62	$11.09	$10.72
Value at end of period	$17.72	$16.96	$12.27	$10.62	$11.09
Number of accumulation units outstanding at end of period	1,154	47	47	43	560
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$26.44	$19.09	$16.64	$16.56	$12.57	$9.63
Value at end of period	$27.81	$26.44	$19.09	$16.64	$16.56	$12.57
Number of accumulation units outstanding at end of period	3,708	4,671	4,102	4,279	2,945	268
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$23.98	$17.47	$15.32	$15.77	$12.73	$10.02
Value at end of period	$25.44	$23.98	$17.47	$15.32	$15.77	$12.73
Number of accumulation units outstanding at end of period	8,296	8,767	9,489	11,445	9,746	9,393
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.54	$13.38	$12.05	$12.19	$11.00	$10.87
Value at end of period	$15.32	$14.54	$13.38	$12.05	$12.19	$11.00
Number of accumulation units outstanding at end of period	440	412	369	319	265	212
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.21	$13.13	$11.62	$11.60
Value at end of period	$15.99	$15.21	$13.13	$11.62
Number of accumulation units outstanding at end of period	3,228	2,444	3,084	2,838
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.91	$13.28	$11.58	$12.19	$10.68	$10.55
Value at end of period	$16.75	$15.91	$13.28	$11.58	$12.19	$10.68
Number of accumulation units outstanding at end of period	3,072	3,675	3,574	3,133	1,790	1,694
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.31	$13.27	$11.54	$12.21	$10.65	$10.54
Value at end of period	$17.24	$16.31	$13.27	$11.54	$12.21	$10.65
Number of accumulation units outstanding at end of period	1,697	1,848	1,653	2,075	1,243	1,016
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$15.06	$13.48	$12.05	$11.89	$10.75	$9.15
Value at end of period	$15.99	$15.06	$13.48	$12.05	$11.89	$10.75
Number of accumulation units outstanding at end of period	489	453	415	1,858	326	276
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$15.72	$12.90	$11.26	$11.65	$10.34	$8.29
Value at end of period	$16.69	$15.72	$12.90	$11.26	$11.65	$10.34
Number of accumulation units outstanding at end of period	6,989	5,066	4,790	5,009	5,304	4,944

CFI 368

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$15.31	$13.18	$11.65	$11.76	$10.54	$9.69
Value at end of period	$16.27	$15.31	$13.18	$11.65	$11.76	$10.54
Number of accumulation units outstanding at end of period	580	447	323	201	920	696
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.24	$12.61	$12.19	$11.42	$10.80	$10.84
Value at end of period	$12.89	$12.24	$12.61	$12.19	$11.42	$10.80
Number of accumulation units outstanding at end of period	586	567	369	359	19	19
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$18.36	$16.33
Value at end of period	$20.74	$18.36
Number of accumulation units outstanding at end of period	2,637	2,505
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$22.20	$16.97	$14.64	$15.97
Value at end of period	$24.87	$22.20	$16.97	$14.64
Number of accumulation units outstanding at end of period	2,862	2,468	2,167	1,852
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.21	$16.06	$13.48	$13.24	$10.50	$10.33
Value at end of period	$23.08	$22.21	$16.06	$13.48	$13.24	$10.50
Number of accumulation units outstanding at end of period	6,253	7,436	7,782	7,195	5,373	5,763
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.74	$12.31	$9.80	$10.37	$8.95	$8.87
Value at end of period	$14.47	$12.74	$12.31	$9.80	$10.37	$8.95
Number of accumulation units outstanding at end of period	1,898	1,951	1,620	1,516	1,347	625
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.68	$13.46	$11.69	$10.72	$8.41	$7.63
Value at end of period	$17.69	$13.68	$13.46	$11.69	$10.72	$8.41
Number of accumulation units outstanding at end of period	4,791	3,181	2,833	3,164	5,141	2,872
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.50	$12.30	$11.00	$11.58	$10.38	$10.17
Value at end of period	$18.54	$16.50	$12.30	$11.00	$11.58	$10.38
Number of accumulation units outstanding at end of period	2,555	2,543	2,571	2,549	1,561	761
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.26	$11.66	$10.25	$10.58	$8.14
Value at end of period	$16.90	$16.26	$11.66	$10.25	$10.58
Number of accumulation units outstanding at end of period	744	913	784	1,345	786
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.36	$16.51	$14.46	$16.30	$12.75	$12.60
Value at end of period	$23.61	$22.36	$16.51	$14.46	$16.30	$12.75
Number of accumulation units outstanding at end of period	743	864	639	572	475	418

CFI 369

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.34	$12.89	$10.91	$11.19	$9.76	$9.62
Value at end of period	$18.85	$17.34	$12.89	$10.91	$11.19	$9.76
Number of accumulation units outstanding at end of period	2,004	1,985	6,023	5,992	4,347	3,951
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.22	$14.64	$13.03	$13.23	$11.82	$11.79
Value at end of period	$19.77	$18.22	$14.64	$13.03	$13.23	$11.82
Number of accumulation units outstanding at end of period	15,605	22,531	21,814	21,646	12,351	12,153
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.22	$13.66	$11.98	$12.29	$10.97	$11.00
Value at end of period	$19.98	$18.22	$13.66	$11.98	$12.29	$10.97
Number of accumulation units outstanding at end of period	2,615	2,460	1,290	1,208	627	238
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.75	$24.23	$20.42	$25.09	$20.94	$20.25
Value at end of period	$22.86	$22.75	$24.23	$20.42	$25.09	$20.94
Number of accumulation units outstanding at end of period	2,930	3,194	3,792	4,139	1,734	1,487
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$21.06	$16.07	$13.44	$13.13
Value at end of period	$24.11	$21.06	$16.07	$13.44
Number of accumulation units outstanding at end of period	428	334	202	106
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$23.29	$16.83	$14.24	$15.54
Value at end of period	$25.14	$23.29	$16.83	$14.24
Number of accumulation units outstanding at end of period	1,209	1,085	825	746
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.14	$15.91	$13.13	$14.34	$12.41	$12.25
Value at end of period	$20.53	$20.14	$15.91	$13.13	$14.34	$12.41
Number of accumulation units outstanding at end of period	49,237	52,898	55,838	60,362	41,335	41,022
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.00	$17.88	$15.44	$15.62	$13.18	$12.83
Value at end of period	$19.99	$20.00	$17.88	$15.44	$15.62	$13.18
Number of accumulation units outstanding at end of period	3,024	8,044	2,053	442	11	1,025
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.28	$16.66	$14.61	$14.48
Value at end of period	$22.66	$20.28	$16.66	$14.61
Number of accumulation units outstanding at end of period	12,892	12,651	2,429	4,443
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.68	$16.85	$14.57	$15.19	$11.86	$11.57
Value at end of period	$25.26	$22.68	$16.85	$14.57	$15.19	$11.86
Number of accumulation units outstanding at end of period	128,214	135,245	137,382	148,506	109,532	112,758

CFI 370

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.75	$13.74	$11.77	$11.92	$10.41	$10.32
Value at end of period	$19.00	$17.75	$13.74	$11.77	$11.92	$10.41
Number of accumulation units outstanding at end of period	5,623	5,153	2,439	2,443	280	244
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.80	$15.71	$13.27	$13.47	$11.57	$11.06
Value at end of period	$23.60	$21.80	$15.71	$13.27	$13.47	$11.57
Number of accumulation units outstanding at end of period	17,991	17,190	24,526	23,615	8,508	7,184
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.10	$15.02	$12.70	$14.54	$12.83	$13.16
Value at end of period	$16.84	$17.10	$15.02	$12.70	$14.54	$12.83
Number of accumulation units outstanding at end of period	752	506	475	444	106	75
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.22	$9.37	$7.91	$9.03	$8.32	$8.49
Value at end of period	$10.44	$11.22	$9.37	$7.91	$9.03	$8.32
Number of accumulation units outstanding at end of period	16,043	14,477	14,079	12,980	13,064	14,326
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.30	$10.99	$9.06	$9.00
Value at end of period	$13.85	$14.30	$10.99	$9.06
Number of accumulation units outstanding at end of period	144	207	140	113
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.30	$10.91	$9.01	$10.60	$8.52	$8.44
Value at end of period	$12.66	$13.30	$10.91	$9.01	$10.60	$8.52
Number of accumulation units outstanding at end of period	4,373	4,224	3,272	2,906	3,399	2,399
WANGER SELECT
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.61	$16.12	$13.66	$16.66	$13.22	$12.64
Value at end of period	$22.20	$21.61	$16.12	$13.66	$16.66	$13.22
Number of accumulation units outstanding at end of period	4,492	4,311	4,172	4,297	2,039	1,456
WANGER USA
(Funds were first received in this option during April 2010)
Value at beginning of period	$21.03	$15.79	$13.21	$13.74	$12.67
Value at end of period	$21.95	$21.03	$15.79	$13.21	$13.74
Number of accumulation units outstanding at end of period	1,604	2,725	2,599	2,908	1,957
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.21	$13.87	$12.38	$11.62	$10.29	$9.96
Value at end of period	$20.17	$18.21	$13.87	$12.38	$11.62	$10.29
Number of accumulation units outstanding at end of period	2,101	764	647	1,485	64	44

CFI 371

Condensed Financial Information (continued)

TABLE 44
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$37.82	$29.08	$25.23	$25.41	$22.36	$17.25	$27.78	$25.98	$22.85	$21.23
Value at end of period	$41.68	$37.82	$29.08	$25.23	$25.41	$22.36	$17.25	$27.78	$25.98	$22.85
Number of accumulation units outstanding at end of period	675	675	674	675	675	675	674	783	783	783
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.89
Value at end of period	$18.01
Number of accumulation units outstanding at end of period	434
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$27.83	$22.84	$19.95	$20.64	$18.34	$14.71	$23.11	$22.10	$19.61	$18.55
Value at end of period	$29.52	$27.83	$22.84	$19.95	$20.64	$18.34	$14.71	$23.11	$22.10	$19.61
Number of accumulation units outstanding at end of period	1,446	1,446	1,446	1,446	1,446	1,446	1,446	1,446	1,446	1,446
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$26.43	$22.77	$20.14	$20.34	$18.24	$15.04	$21.73	$20.69	$18.70	$17.94
Value at end of period	$28.07	$26.43	$22.77	$20.14	$20.34	$18.24	$15.04	$21.73	$20.69	$18.70
Number of accumulation units outstanding at end of period	509	509	509	509	509	509	509	509	509	509
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.56	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73	$9.73
Value at end of period	$19.92	$19.56	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73
Number of accumulation units outstanding at end of period	1,816	1,816	1,817	1,816	1,816	1,817	1,816	1,816	1,816	1,817
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.56	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17	$9.50
Value at end of period	$24.00	$21.56	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17
Number of accumulation units outstanding at end of period	95	95	95	95	95	95	95	95	95	95
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$42.76	$30.85	$26.06	$26.46	$22.74	$15.98	$27.78	$25.39	$22.51	$21.30
Value at end of period	$46.27	$42.76	$30.85	$26.06	$26.46	$22.74	$15.98	$27.78	$25.39	$22.51
Number of accumulation units outstanding at end of period	51	51	51	51	51	51	51	51	51	51

TABLE 45

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50% (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011

FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$26.63	$20.39	$17.60	$17.53
Value at end of period	$29.67	$26.63	$20.39	$17.60
Number of accumulation units outstanding at end of period	20,788	28,024	28,921	36,699

CFI 372

Condensed Financial Information (continued)

	2014	2013	2012	2011

FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.06	$14.95	$12.81	$12.42
Value at end of period	$20.62	$19.06	$14.95	$12.81
Number of accumulation units outstanding at end of period	868	868	843	863
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$17.37	$16.51
Value at end of period	$19.23	$17.37
Number of accumulation units outstanding at end of period	9,910	742
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.44	$15.75	$13.11	$13.45
Value at end of period	$18.70	$20.44	$15.75	$13.11
Number of accumulation units outstanding at end of period	1,873	1,874	2,486	6,017
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during November 2011)
Value at beginning of period	$31.20	$23.01	$19.54	$19.07
Value at end of period	$31.22	$31.20	$23.01	$19.54
Number of accumulation units outstanding at end of period	1,059	1,695	1,202	1,102
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$50.39	$46.75
Value at end of period	$54.37	$50.39
Number of accumulation units outstanding at end of period	210	200
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.68	$16.08	$14.19	$14.32
Value at end of period	$22.25	$20.68	$16.08	$14.19
Number of accumulation units outstanding at end of period	13	13	28	773
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during November 2013)
Value at beginning of period	$23.39	$22.48
Value at end of period	$25.96	$23.39
Number of accumulation units outstanding at end of period	786	82
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.50	$15.07	$13.33	$13.31
Value at end of period	$18.49	$17.50	$15.07	$13.33
Number of accumulation units outstanding at end of period	2,306	2,306	2,318	2,345
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.64	$15.32	$14.27	$14.36
Value at end of period	$14.62	$14.64	$15.32	$14.27
Number of accumulation units outstanding at end of period	1,434	3,173	2,719	9,537
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.49	$13.45	$11.68	$11.45
Value at end of period	$19.27	$17.49	$13.45	$11.68
Number of accumulation units outstanding at end of period	2,589	2,589	1,514	2,377

CFI 373

	Condensed Financial Information (continued)

	2014	2013	2012	2011

VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.59	$13.30	$11.68	$11.46
Value at end of period	$19.92	$17.59	$13.30	$11.68
Number of accumulation units outstanding at end of period	730	500	0	10,290
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$26.61	$19.88	$16.97	$16.95
Value at end of period	$29.01	$26.61	$19.88	$16.97
Number of accumulation units outstanding at end of period	1,202	519	374	374
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$26.43	$18.61	$16.64	$16.22
Value at end of period	$27.72	$26.43	$18.61	$16.64
Number of accumulation units outstanding at end of period	1,253	1,253	1,253	1,253
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.69	$17.80	$16.35	$16.17
Value at end of period	$18.77	$17.69	$17.80	$16.35
Number of accumulation units outstanding at end of period	2,178	2,572	4,366	15,050
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.13	$8.38	$7.09	$7.11
Value at end of period	$9.48	$10.13	$8.38	$7.09
Number of accumulation units outstanding at end of period	2,282	2,282	4,818	4,821
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.16	$14.23	$11.99	$12.17
Value at end of period	$16.23	$17.16	$14.23	$11.99
Number of accumulation units outstanding at end of period	1,821	1,592	1,966	4,336
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.90	$12.20	$10.38	$10.46
Value at end of period	$17.97	$15.90	$12.20	$10.38
Number of accumulation units outstanding at end of period	1,372	1,033	1,033	1,033
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.08	$10.04	$8.80	$8.48
Value at end of period	$14.32	$13.08	$10.04	$8.80
Number of accumulation units outstanding at end of period	8,027	13,254	6,537	17,822
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$28.81	$21.94	$19.31	$19.50
Value at end of period	$31.20	$28.81	$21.94	$19.31
Number of accumulation units outstanding at end of period	473	543	289	114
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.80	$11.86	$11.91	$11.92
Value at end of period	$11.74	$11.80	$11.86	$11.91
Number of accumulation units outstanding at end of period	7,824	3,883	3,904	5,519

CFI 374

Condensed Financial Information (continued)

	2014	2013	2012	2011

VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.43	$11.10	$10.10	$10.04
Value at end of period	$16.56	$14.43	$11.10	$10.10
Number of accumulation units outstanding at end of period	0	3,264	3,264	2,753
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.59	$14.16	$12.35	$12.15
Value at end of period	$20.59	$19.59	$14.16	$12.35
Number of accumulation units outstanding at end of period	1,005	98	0	6,768
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$27.64	$20.17	$17.70	$17.27
Value at end of period	$29.30	$27.64	$20.17	$17.70
Number of accumulation units outstanding at end of period	10	10	19	35
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.02	$15.25	$13.65	$13.54
Value at end of period	$18.05	$17.02	$15.25	$13.65
Number of accumulation units outstanding at end of period	2,141	370	16	806
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.80	$14.32	$12.76	$12.43
Value at end of period	$19.30	$17.80	$14.32	$12.76
Number of accumulation units outstanding at end of period	7,980	5,178	10,653	28,175
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.53	$15.44	$12.75	$12.84
Value at end of period	$19.88	$19.53	$15.44	$12.75
Number of accumulation units outstanding at end of period	7,887	13,719	13,986	15,370
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$21.53	$20.56
Value at end of period	$23.95	$21.53
Number of accumulation units outstanding at end of period	1,629	413
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$22.86	$16.50	$13.94	$14.19
Value at end of period	$24.72	$22.86	$16.50	$13.94
Number of accumulation units outstanding at end of period	2,580	3,430	21,800	3,950
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.16	$9.32	$7.88	$7.94
Value at end of period	$10.37	$11.16	$9.32	$7.88
Number of accumulation units outstanding at end of period	0	3,899	3,901	3,242

CFI 375

Condensed Financial Information (continued)

		TABLE 46
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.56	$15.22	$13.79	$14.34
Value at end of period	$21.00	$18.56	$15.22	$13.79
Number of accumulation units outstanding at end of period	181	93	93	93
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.02	$14.77	$13.58	$13.41
Value at end of period	$20.60	$19.02	$14.77	$13.58
Number of accumulation units outstanding at end of period	220	185	135	133
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.03	$13.34	$12.60	$11.23	$11.34
Value at end of period	$12.26	$12.03	$13.34	$12.60	$11.23
Number of accumulation units outstanding at end of period	0	0	332	238	10
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during December 2012)
Value at beginning of period	$18.07	$12.60	$12.37
Value at end of period	$19.68	$18.07	$12.60
Number of accumulation units outstanding at end of period	576	3,430	2
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during April 2010)
Value at beginning of period	$23.12	$17.48	$15.55	$15.77	$14.59
Value at end of period	$24.42	$23.12	$17.48	$15.55	$15.77
Number of accumulation units outstanding at end of period	1,274	1,203	175	175	175
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during February 2012)
Value at beginning of period	$11.15	$10.90	$10.07
Value at end of period	$14.40	$11.15	$10.90
Number of accumulation units outstanding at end of period	223	170	104
COLUMBIASM ACORN® FUND (CLASS Z)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.89	$12.23	$10.45	$11.04	$8.83	$6.37	$9.56
Value at end of period	$15.91	$15.89	$12.23	$10.45	$11.04	$8.83	$6.37
Number of accumulation units outstanding at end of period	0	0	0	0	28	28	271
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.63	$9.73	$8.52	$9.05	$7.84	$6.20	$9.02
Value at end of period	$14.01	$12.63	$9.73	$8.52	$9.05	$7.84	$6.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	187
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.66	$8.94	$7.56	$8.81	$8.12	$5.88	$8.34
Value at end of period	$10.30	$10.66	$8.94	$7.56	$8.81	$8.12	$5.88
Number of accumulation units outstanding at end of period	5,554	4,887	5,453	6,103	5,315	5,853	5,628

CFI 376

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.87	$9.88	$8.55	$8.84	$7.59	$5.64	$8.34
Value at end of period	$14.30	$12.87	$9.88	$8.55	$8.84	$7.59	$5.64
Number of accumulation units outstanding at end of period	51,082	61,944	69,720	68,421	73,979	78,775	73,289
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.97	$9.41	$8.08	$8.07	$7.06	$5.46	$8.09
Value at end of period	$12.92	$11.97	$9.41	$8.08	$8.07	$7.06	$5.46
Number of accumulation units outstanding at end of period	12,328	11,721	11,400	10,496	12,197	15,464	1,276
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.36	$9.14	$8.03	$8.07	$6.55	$5.14	$8.25
Value at end of period	$13.66	$12.36	$9.14	$8.03	$8.07	$6.55	$5.14
Number of accumulation units outstanding at end of period	37,362	33,591	25,035	22,105	22,685	23,855	23,298
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.88	$7.63	$6.37	$7.75	$6.90	$5.50	$7.96
Value at end of period	$9.02	$9.88	$7.63	$6.37	$7.75	$6.90	$5.50
Number of accumulation units outstanding at end of period	1,034	1,622	1,504	1,362	1,273	1,094	1,313
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.68	$11.60	$9.87	$10.33	$8.12	$6.33	$9.57
Value at end of period	$15.66	$15.68	$11.60	$9.87	$10.33	$8.12	$6.33
Number of accumulation units outstanding at end of period	1,540	1,419	1,293	1,174	1,179	2,265	1,766
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2011)
Value at beginning of period	$13.55	$10.39	$8.94	$9.10
Value at end of period	$14.65	$13.55	$10.39	$8.94
Number of accumulation units outstanding at end of period	291	223	149	56
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.16	$36.06	$37.18
Value at end of period	$53.99	$50.16	$36.06
Number of accumulation units outstanding at end of period	455	119	119
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.65	$10.64	$9.41	$9.49	$8.73	$6.85	$9.52
Value at end of period	$14.65	$13.65	$10.64	$9.41	$9.49	$8.73	$6.85
Number of accumulation units outstanding at end of period	198	198	305	240	206	169	123
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during December 2014)
Value at beginning of period	$13.99
Value at end of period	$13.86
Number of accumulation units outstanding at end of period	342
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.52	$9.68	$8.51	$8.94	$7.18	$5.71	$8.34
Value at end of period	$13.86	$12.52	$9.68	$8.51	$8.94	$7.18	$5.71
Number of accumulation units outstanding at end of period	2,842	2,735	2,061	1,871	1,671	1,315	874

CFI 377

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$13.91	$12.81
Value at end of period	$15.22	$13.91
Number of accumulation units outstanding at end of period	0	519
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.90	$10.25	$8.55	$9.33	$8.34	$6.11	$8.60
Value at end of period	$13.21	$12.90	$10.25	$8.55	$9.33	$8.34	$6.11
Number of accumulation units outstanding at end of period	2,003	4,009	60	0	0	81	46
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.18	$11.32	$9.44	$11.61	$9.22	$5.11	$8.47
Value at end of period	$11.51	$12.18	$11.32	$9.44	$11.61	$9.22	$5.11
Number of accumulation units outstanding at end of period	3,947	4,742	7,079	9,398	9,774	7,544	5,493
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.53	$11.10	$9.48	$9.77	$7.97	$5.85	$9.10
Value at end of period	$17.26	$15.53	$11.10	$9.48	$9.77	$7.97	$5.85
Number of accumulation units outstanding at end of period	2,793	2,417	1,546	1,305	1,089	811	297
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.45	$9.92	$8.98	$9.22	$8.30	$6.89	$9.14
Value at end of period	$12.28	$11.45	$9.92	$8.98	$9.22	$8.30	$6.89
Number of accumulation units outstanding at end of period	966	744	603	455	495	299	116
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.96	$14.38	$13.32	$12.02	$11.20	$9.53	$10.71
Value at end of period	$13.26	$12.96	$14.38	$13.32	$12.02	$11.20	$9.53
Number of accumulation units outstanding at end of period	1,143	1,099	1,093	2,123	2,123	855	1,329
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.75	$6.93	$6.24	$8.21	$7.13	$4.12	$7.65
Value at end of period	$5.86	$6.75	$6.93	$6.24	$8.21	$7.13	$4.12
Number of accumulation units outstanding at end of period	1,701	1,470	2,609	2,358	2,117	3,495	3,212
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$14.77	$13.28	$11.53	$11.82	$10.08	$7.29
Value at end of period	$14.67	$14.77	$13.28	$11.53	$11.82	$10.08
Number of accumulation units outstanding at end of period	803	687	498	460	376	306
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.70	$10.67	$8.81	$10.36	$8.35	$5.48	$8.85
Value at end of period	$13.84	$13.70	$10.67	$8.81	$10.36	$8.35	$5.48
Number of accumulation units outstanding at end of period	1,474	1,337	0	0	30	30	22
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.78	$15.56	$13.54	$13.97	$12.49	$10.59	$10.29
Value at end of period	$15.91	$15.78	$15.56	$13.54	$13.97	$12.49	$10.59
Number of accumulation units outstanding at end of period	1,351	1,160	2,903	2,640	2,426	1,623	233

CFI 378

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.19	$9.93	$8.30	$8.79	$7.89	$5.91	$8.83
Value at end of period	$14.30	$13.19	$9.93	$8.30	$8.79	$7.89	$5.91
Number of accumulation units outstanding at end of period	23,168	25,943	28,766	27,276	26,492	25,848	21,786
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during February 2012)
Value at beginning of period	$3.69	$7.65	$9.60
Value at end of period	$3.35	$3.69	$7.65
Number of accumulation units outstanding at end of period	620	242	246
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.97	$13.31	$12.44	$12.13	$11.37	$10.17	$10.21
Value at end of period	$13.54	$12.97	$13.31	$12.44	$12.13	$11.37	$10.17
Number of accumulation units outstanding at end of period	864	802	2,032	980	1,158	1,159	316
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.24	$10.56	$9.37	$9.56	$8.44	$7.13	$9.13
Value at end of period	$12.90	$12.24	$10.56	$9.37	$9.56	$8.44	$7.13
Number of accumulation units outstanding at end of period	4,210	4,449	6,068	10,192	10,246	12,395	12,434
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.39	$13.00	$12.14	$11.80	$10.26	$8.50	$10.05
Value at end of period	$12.35	$12.39	$13.00	$12.14	$11.80	$10.26	$8.50
Number of accumulation units outstanding at end of period	1,333	1,333	1,410	1,463	1,445	1,786	3,178
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.69	$8.59	$8.91	$9.88	$8.19	$6.00	$9.38
Value at end of period	$8.48	$9.69	$8.59	$8.91	$9.88	$8.19	$6.00
Number of accumulation units outstanding at end of period	4,660	4,340	9,445	9,053	9,409	10,227	8,628
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.17	$10.16	$8.84	$8.93	$7.88	$6.10	$8.78
Value at end of period	$14.47	$13.17	$10.16	$8.84	$8.93	$7.88	$6.10
Number of accumulation units outstanding at end of period	16,714	21,927	22,529	23,495	24,625	20,845	22,885
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.86	$15.13	$13.37	$12.90	$11.37	$7.67	$9.55
Value at end of period	$15.92	$15.86	$15.13	$13.37	$12.90	$11.37	$7.67
Number of accumulation units outstanding at end of period	862	826	751	1,327	1,327	2,080	699
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.70	$9.63	$8.47	$8.55	$7.56	$6.18	$8.55
Value at end of period	$14.35	$12.70	$9.63	$8.47	$8.55	$7.56	$6.18
Number of accumulation units outstanding at end of period	4,478	4,348	6,177	6,553	7,441	7,298	6,908
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.59	$10.92	$9.35	$9.53	$7.88	$6.03	$9.10
Value at end of period	$15.86	$14.59	$10.92	$9.35	$9.53	$7.88	$6.03
Number of accumulation units outstanding at end of period	4,522	4,356	4,042	4,191	3,938	3,606	2,964

CFI 379

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.55	$10.27	$9.21	$9.35	$7.67	$6.19	$9.13
Value at end of period	$15.23	$14.55	$10.27	$9.21	$9.35	$7.67	$6.19
Number of accumulation units outstanding at end of period	3,554	4,668	3,220	2,952	4,371	4,238	3,489
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.79	$12.90	$11.88	$11.13	$10.21	$9.22	$9.83
Value at end of period	$13.54	$12.79	$12.90	$11.88	$11.13	$10.21	$9.22
Number of accumulation units outstanding at end of period	4,634	13,883	15,404	14,637	14,145	13,128	12,500
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.00	$8.30	$7.04	$8.08	$7.55	$5.95	$8.48
Value at end of period	$9.34	$10.00	$8.30	$7.04	$8.08	$7.55	$5.95
Number of accumulation units outstanding at end of period	33	33	63	359	275	551	41
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.75	$7.27	$6.15	$7.28	$7.16	$5.67	$8.13
Value at end of period	$8.26	$8.75	$7.27	$6.15	$7.28	$7.16	$5.67
Number of accumulation units outstanding at end of period	43	43	43	43	43	1,533	637
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.77	$12.14	$10.35	$10.32
Value at end of period	$17.79	$15.77	$12.14	$10.35
Number of accumulation units outstanding at end of period	14,481	3,387	3,625	3,481
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.52	$10.41	$9.15	$8.90	$7.51	$6.72	$9.03
Value at end of period	$14.78	$13.52	$10.41	$9.15	$8.90	$7.51	$6.72
Number of accumulation units outstanding at end of period	16,955	12,653	11,776	10,831	5,645	5,205	5,392
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.92	$12.92	$11.40	$11.54	$8.92	$6.36	$9.50
Value at end of period	$18.28	$16.92	$12.92	$11.40	$11.54	$8.92	$6.36
Number of accumulation units outstanding at end of period	5,183	4,713	2,760	1,907	118	110	109
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.01	$10.08	$10.16	$10.23	$10.28	$10.33	$10.28
Value at end of period	$9.94	$10.01	$10.08	$10.16	$10.23	$10.28	$10.33
Number of accumulation units outstanding at end of period	482	461	610	561	10,901	11,106	11,048
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.25	$9.45	$8.61	$9.07	$7.87	$6.37	$9.01
Value at end of period	$14.02	$12.25	$9.45	$8.61	$9.07	$7.87	$6.37
Number of accumulation units outstanding at end of period	0	81	4	0	0	0	264
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$21.68	$16.55	$14.56	$14.39
Value at end of period	$24.34	$21.68	$16.55	$14.56
Number of accumulation units outstanding at end of period	623	266	167	111

CFI 380

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.94	$10.63	$9.27	$9.11	$8.18	$6.94
Value at end of period	$15.62	$13.94	$10.63	$9.27	$9.11	$8.18
Number of accumulation units outstanding at end of period	337	190	188	49	825	339
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.62	$15.03	$13.06	$13.09	$11.87	$10.06
Value at end of period	$21.85	$19.62	$15.03	$13.06	$13.09	$11.87
Number of accumulation units outstanding at end of period	1,231	1,232	995	818	597	435
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.93	$17.88	$15.59	$16.06	$12.86	$11.42
Value at end of period	$26.39	$23.93	$17.88	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	2,340	2,251	1,405	1,307	26	20
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$15.49	$11.63	$10.01	$10.28	$8.47
Value at end of period	$17.32	$15.49	$11.63	$10.01	$10.28
Number of accumulation units outstanding at end of period	6,481	425	492	368	526
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$16.66	$12.09	$10.50	$11.01	$9.10
Value at end of period	$17.35	$16.66	$12.09	$10.50	$11.01
Number of accumulation units outstanding at end of period	534	504	534	369	485
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.07	$12.37	$10.82	$10.81	$8.23	$6.33	$9.61
Value at end of period	$17.89	$17.07	$12.37	$10.82	$10.81	$8.23	$6.33
Number of accumulation units outstanding at end of period	1,970	1,730	558	438	317	182	62
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.50	$11.33	$9.97	$10.30	$8.35	$6.59	$9.64
Value at end of period	$16.39	$15.50	$11.33	$9.97	$10.30	$8.35	$6.59
Number of accumulation units outstanding at end of period	902	1,551	1,198	1,111	1,078	1,094	870
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.35	$10.48	$9.47	$9.61	$8.71	$7.17	$9.20
Value at end of period	$11.91	$11.35	$10.48	$9.47	$9.61	$8.71	$7.17
Number of accumulation units outstanding at end of period	0	0	0	379	312	239	155
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.34	$9.82	$8.72	$9.07	$8.03	$6.43	$8.83
Value at end of period	$11.88	$11.34	$9.82	$8.72	$9.07	$8.03	$6.43
Number of accumulation units outstanding at end of period	0	0	901	901	168	168	138
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.43	$9.57	$8.38	$8.85	$7.78	$6.11	$8.65
Value at end of period	$11.99	$11.43	$9.57	$8.38	$8.85	$7.78	$6.11
Number of accumulation units outstanding at end of period	4,343	3,342	5,213	4,603	1,785	1,786	1,785

CFI 381

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.34	$9.25	$8.07	$8.58	$7.51	$5.82	$8.52
Value at end of period	$11.94	$11.34	$9.25	$8.07	$8.58	$7.51	$5.82
Number of accumulation units outstanding at end of period	4,276	3,342	3,834	4,000	3,310	3,224	2,947
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.03	$10.48	$9.29	$9.59	$8.57	$6.95	$9.28
Value at end of period	$12.70	$12.03	$10.48	$9.29	$9.59	$8.57	$6.95
Number of accumulation units outstanding at end of period	9	9	9	9	9	9	9
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.05	$11.35	$10.42	$10.46	$9.67
Value at end of period	$12.65	$12.05	$11.35	$10.42	$10.46
Number of accumulation units outstanding at end of period	211	208	205	201	198
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.74	$9.66	$8.47	$8.79	$7.83	$6.30	$8.72
Value at end of period	$12.42	$11.74	$9.66	$8.47	$8.79	$7.83	$6.30
Number of accumulation units outstanding at end of period	447	172	172	141	113	80	39
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.04
Value at end of period	$12.63
Number of accumulation units outstanding at end of period	4,789
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.02	$12.43	$12.06	$11.34	$10.76	$10.24	$9.88
Value at end of period	$12.62	$12.02	$12.43	$12.06	$11.34	$10.76	$10.24
Number of accumulation units outstanding at end of period	359	359	409	409	409	774	7
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$16.52	$12.67	$10.97	$11.41	$9.42	$7.00	$9.49
Value at end of period	$18.44	$16.52	$12.67	$10.97	$11.41	$9.42	$7.00
Number of accumulation units outstanding at end of period	0	0	0	15	121	156	194
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.84	$11.50	$9.68	$9.54	$7.60	$5.66	$8.64
Value at end of period	$16.41	$15.84	$11.50	$9.68	$9.54	$7.60	$5.66
Number of accumulation units outstanding at end of period	4,594	4,717	2,438	2,080	1,915	1,094	813
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.51	$12.12	$9.69	$10.29	$8.91	$6.71	$9.75
Value at end of period	$14.16	$12.51	$12.12	$9.69	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	521	455	404	245	291	277	246
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.53	$11.38	$9.93	$9.13	$7.19	$5.33	$9.05
Value at end of period	$14.86	$11.53	$11.38	$9.93	$9.13	$7.19	$5.33
Number of accumulation units outstanding at end of period	459	173	171	128	127	927	452

CFI 382

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.16	$9.09	$8.16	$8.63	$7.76	$5.94	$8.55
Value at end of period	$13.62	$12.16	$9.09	$8.16	$8.63	$7.76	$5.94
Number of accumulation units outstanding at end of period	0	0	30	30	30	736	585
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.66	$10.55	$9.31	$9.55
Value at end of period	$15.18	$14.66	$10.55	$9.31
Number of accumulation units outstanding at end of period	283	243	146	55
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.15	$10.48	$9.21	$10.42	$8.18	$5.92	$9.00
Value at end of period	$14.88	$14.15	$10.48	$9.21	$10.42	$8.18	$5.92
Number of accumulation units outstanding at end of period	1,280	921	897	881	855	19	300
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.49	$10.07	$8.55	$8.80	$7.70	$6.03	$8.44
Value at end of period	$14.61	$13.49	$10.07	$8.55	$8.80	$7.70	$6.03
Number of accumulation units outstanding at end of period	1,970	1,970	1,969	1,969	2,211	2,013	1,750
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.85	$11.17	$9.97	$10.16	$9.11	$7.48	$9.06
Value at end of period	$14.98	$13.85	$11.17	$9.97	$10.16	$9.11	$7.48
Number of accumulation units outstanding at end of period	5,480	4,011	4,395	4,690	6,363	6,284	6,347
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.25	$9.97	$8.77	$9.03	$8.09	$6.57	$8.60
Value at end of period	$14.48	$13.25	$9.97	$8.77	$9.03	$8.09	$6.57
Number of accumulation units outstanding at end of period	881	5,297	4,366	4,688	4,424	4,124	3,800
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.93	$9.54	$8.07	$9.95	$8.33	$4.89	$8.04
Value at end of period	$8.94	$8.93	$9.54	$8.07	$9.95	$8.33	$4.89
Number of accumulation units outstanding at end of period	2,501	3,075	2,518	2,014	1,845	2,540	2,215
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.58	$11.94	$10.02	$9.92	$8.12	$6.51	$9.03
Value at end of period	$17.78	$15.58	$11.94	$10.02	$9.92	$8.12	$6.51
Number of accumulation units outstanding at end of period	924	558	385	227	118	517	466
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.73	$10.09	$8.35	$9.16	$7.95	$5.74	$8.34
Value at end of period	$12.93	$12.73	$10.09	$8.35	$9.16	$7.95	$5.74
Number of accumulation units outstanding at end of period	21,249	22,399	20,302	20,741	25,596	27,739	29,434
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.22	$15.45	$13.39	$13.59	$11.50	$11.50
Value at end of period	$17.15	$17.22	$15.45	$13.39	$13.59	$11.50
Number of accumulation units outstanding at end of period	16	16	16	16	11	0

CFI 383

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.00	$12.37	$10.88	$10.66	$9.42	$7.12	$9.71
Value at end of period	$16.70	$15.00	$12.37	$10.88	$10.66	$9.42	$7.12
Number of accumulation units outstanding at end of period	4,534	3,096	1,977	1,603	1,721	1,302	444
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.16	$11.30	$9.81	$10.26	$8.04	$5.53	$9.16
Value at end of period	$16.83	$15.16	$11.30	$9.81	$10.26	$8.04	$5.53
Number of accumulation units outstanding at end of period	18,937	18,143	18,431	18,164	20,112	19,832	18,898
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.00	$10.09	$8.68	$8.82	$7.73	$6.23	$8.67
Value at end of period	$13.86	$13.00	$10.09	$8.68	$8.82	$7.73	$6.23
Number of accumulation units outstanding at end of period	1,102	5,774	5,213	5,044	5,000	5,052	3,806
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.85	$10.74	$9.10	$9.27	$7.99	$5.63	$8.73
Value at end of period	$16.02	$14.85	$10.74	$9.10	$9.27	$7.99	$5.63
Number of accumulation units outstanding at end of period	9,042	7,687	6,898	6,053	5,206	4,444	4,118
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.85	$7.80	$6.62	$7.61	$6.74	$4.93	$7.95
Value at end of period	$8.69	$8.85	$7.80	$6.62	$7.61	$6.74	$4.93
Number of accumulation units outstanding at end of period	36	36	36	560	470	373	717
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.03	$9.24	$7.83	$8.96	$8.30	$6.32	$8.86
Value at end of period	$10.23	$11.03	$9.24	$7.83	$8.96	$8.30	$6.32
Number of accumulation units outstanding at end of period	0	0	24	0	0	110	75
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.16	$9.38	$7.76	$8.29	$7.75	$5.90	$8.41
Value at end of period	$11.73	$12.16	$9.38	$7.76	$8.29	$7.75	$5.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	546	48
WANGER INTERNATIONAL
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.69	$9.63	$7.98	$9.42	$7.59	$5.11	$7.66
Value at end of period	$11.09	$11.69	$9.63	$7.98	$9.42	$7.59	$5.11
Number of accumulation units outstanding at end of period	100	100	114	114	114	100	132
WANGER SELECT
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.77	$9.56	$8.13	$9.95	$7.92	$4.80	$8.52
Value at end of period	$13.07	$12.77	$9.56	$8.13	$9.95	$7.92	$4.80
Number of accumulation units outstanding at end of period	3,055	2,988	2,942	3,246	1,552	1,129	1,348
WANGER USA
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.25	$11.49	$9.64	$10.07	$8.22	$5.83	$9.06
Value at end of period	$15.86	$15.25	$11.49	$9.64	$10.07	$8.22	$5.83
Number of accumulation units outstanding at end of period	351	365	298	235	196	151	88

CFI 384

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.25	$10.13	$9.07	$8.54	$7.59	$6.43	$8.61
Value at end of period	$14.62	$13.25	$10.13	$9.07	$8.54	$7.59	$6.43
Number of accumulation units outstanding at end of period	2,360	1,399	1,148	834	589	527	177

TABLE 47
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$32.58	$27.83	$25.39	$24.47	$22.01	$17.70	$25.99	$25.49	$23.63	$22.54
Value at end of period	$35.42	$32.58	$27.83	$25.39	$24.47	$22.01	$17.70	$25.99	$25.49	$23.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	3,425	3,482	4,096
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19	$8.88
Value at end of period	$13.94	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	40,036	41,901	48,125	57,930	61,804	68,063	66,220
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10	$9.01
Value at end of period	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	108,369	113,247	131,870	142,364	154,123	180,796	168,795
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during October 2005)
Value at beginning of period	$20.98	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79	$12.71
Value at end of period	$20.26	$20.98	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79
Number of accumulation units outstanding at end of period	30,503	30,960	30,753	29,170	32,305	33,940	27,027	10,808	7,970	3,284
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$50.09	$38.46	$33.30	$34.44	$29.62	$22.00	$38.58	$33.07	$29.84	$25.72
Value at end of period	$55.63	$50.09	$38.46	$33.30	$34.44	$29.62	$22.00	$38.58	$33.07	$29.84
Number of accumulation units outstanding at end of period	146,119	154,741	168,652	179,268	191,496	212,686	145,938	145,423	142,497	116,047
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.73	$27.32	$23.47	$23.43	$20.51	$15.88	$27.92	$27.72	$23.25	$22.13
Value at end of period	$37.45	$34.73	$27.32	$23.47	$23.43	$20.51	$15.88	$27.92	$27.72	$23.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	47,875	44,943	45,682
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.27	$23.12	$20.32	$20.44	$16.59	$13.04	$24.88	$19.75	$18.64	$17.76
Value at end of period	$34.52	$31.27	$23.12	$20.32	$20.44	$16.59	$13.04	$24.88	$19.75	$18.64
Number of accumulation units outstanding at end of period	0	0	0	0	17	0	95,499	73,759	83,958	95,310
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.90	$19.25	$16.07	$19.55	$17.42	$13.88	$24.90	$21.40	$18.27	$15.47
Value at end of period	$22.71	$24.90	$19.25	$16.07	$19.55	$17.42	$13.88	$24.90	$21.40	$18.27
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	9,673	7,983	8,187
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94
Value at end of period	$29.66	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12
Number of accumulation units outstanding at end of period	38,582	36,744	35,557	36,658	37,403	31,775	28,953	32,581	27,737	38,869

CFI 385

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12	$10.17
Value at end of period	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	330,406	366,219	396,533	456,739	466,994	506,994	532,615
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.18	$11.84	$10.48	$10.57	$9.72	$7.64	$11.02	$10.28	$8.88	$8.50
Value at end of period	$16.28	$15.18	$11.84	$10.48	$10.57	$9.72	$7.64	$11.02	$10.28	$8.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	12,263	11,329	6,724
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17	$10.09
Value at end of period	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	79,596	77,513	78,918	83,694	88,108	94,683	99,617
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76
Value at end of period	$22.14	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	90,317	89,562	85,245
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during August 2006)
Value at beginning of period	$15.74	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42	$10.73	$9.79
Value at end of period	$17.22	$15.74	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42	$10.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	29	146
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during January 2006)
Value at beginning of period	$22.24	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90	$12.91
Value at end of period	$22.77	$22.24	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90
Number of accumulation units outstanding at end of period	165,923	175,634	194,974	214,935	237,291	268,153	256,382	1,808	1,862
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$83.18	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15	$37.03
Value at end of period	$78.55	$83.18	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15
Number of accumulation units outstanding at end of period	36,520	32,184	32,769	34,088	32,658	29,125	20,457	11,408	7,494	3,274
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.46	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42	$11.76	$10.80
Value at end of period	$23.83	$21.46	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42	$11.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	4,436	3,819	18
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.30	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26	$11.17
Value at end of period	$16.40	$15.30	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26
Number of accumulation units outstanding at end of period	11,535	15,579	12,417	11,636	11,281	12,946	8,426	1,155	592	255
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.01	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95	$10.85
Value at end of period	$15.36	$15.01	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95
Number of accumulation units outstanding at end of period	48,024	49,452	83,071	50,448	40,715	19,772	10,579	5,283	1,183	1,689
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77	$10.30
Value at end of period	$7.51	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	11,602

CFI 386

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.20	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80	$10.74
Value at end of period	$18.07	$18.20	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	5,055	1,367	1,227
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.73	$21.43	$18.65	$19.26	$17.23	$14.61	$13.86	$12.60	$11.20	$11.14
Value at end of period	$21.89	$21.73	$21.43	$18.65	$19.26	$17.23	$14.61	$13.86	$12.60	$11.20
Number of accumulation units outstanding at end of period	13,109	16,054	19,340	18,543	21,241	25,641	24,063	13,166	2,660	1,679
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during November 2005)
Value at beginning of period	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29	$11.73
Value at end of period	$21.71	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29
Number of accumulation units outstanding at end of period	157,397	155,334	158,034	157,239	162,415	173,084	162,147	13,963	9,313	2,390
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during November 2013)
Value at beginning of period	$3.68	$3.94
Value at end of period	$3.35	$3.68
Number of accumulation units outstanding at end of period	235	30
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.40	$16.85	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48
Value at end of period	$17.11	$16.40	$16.85	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63
Number of accumulation units outstanding at end of period	15,659	18,754	33,225	21,622	19,163	18,966	15,482	13,013	8,009	7,399
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$37.90	$32.74	$29.04	$29.67	$26.20	$22.15	$31.06	$29.66	$27.18	$26.28
Value at end of period	$39.94	$37.90	$32.74	$29.04	$29.67	$26.20	$22.15	$31.06	$29.66	$27.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	61,710	69,428	81,843
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.21	$14.92	$13.94	$13.55	$11.79	$9.77	$11.66	$10.81	$10.05	$9.89
Value at end of period	$14.16	$14.21	$14.92	$13.94	$13.55	$11.79	$9.77	$11.66	$10.81	$10.05
Number of accumulation units outstanding at end of period	20,918	27,586	26,416	30,118	28,477	27,838	26,197	29,996	30,773	34,987
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.76	$11.32	$11.75	$13.04	$10.80	$7.92	$13.53	$9.69
Value at end of period	$11.17	$12.76	$11.32	$11.75	$13.04	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	77,682	67,903	61,380	61,706	55,198	53,647	47,843	30,843
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$36.30	$28.01	$24.39	$24.65	$21.77	$16.85	$27.23	$25.56	$22.56	$21.03
Value at end of period	$39.87	$36.30	$28.01	$24.39	$24.65	$21.77	$16.85	$27.23	$25.56	$22.56
Number of accumulation units outstanding at end of period	1,505	2,137	1,860	897	0	0	0	175,649	212,796	251,743
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51	$10.40
Value at end of period	$18.44	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	16,765	17,145	15,390	13,610	11,302	13,760	9,180	3,054	2,009	713
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.29	$22.97	$20.23	$20.41	$18.06	$14.77	$23.72	$22.76	$20.03	$19.16
Value at end of period	$34.21	$30.29	$22.97	$20.23	$20.41	$18.06	$14.77	$23.72	$22.76	$20.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	133,424	136,756	146,524

CFI 387

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.24	$27.15	$23.25	$23.71	$19.61	$15.00	$24.22	$23.15	$21.32	$19.34
Value at end of period	$39.39	$36.24	$27.15	$23.25	$23.71	$19.61	$15.00	$24.22	$23.15	$21.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	59,202	62,234	65,545
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.22	$18.52	$16.61	$16.87	$13.84	$11.18	$16.96	$18.23	$16.15	$15.12
Value at end of period	$27.42	$26.22	$18.52	$16.61	$16.87	$13.84	$11.18	$16.96	$18.23	$16.15
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	11,940	15,670	20,542
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$27.03	$27.28	$25.14	$23.56	$21.62	$19.54	$21.52	$20.46	$19.82	$19.37
Value at end of period	$28.60	$27.03	$27.28	$25.14	$23.56	$21.62	$19.54	$21.52	$20.46	$19.82
Number of accumulation units outstanding at end of period	22,075	19,622	22,689	22,236	18,908	20,038	21,798	23,108	26,043	31,506
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.96	$8.26	$7.02	$8.05	$7.53	$6.92
Value at end of period	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53
Number of accumulation units outstanding at end of period	9,589	7,308	6,996	12,141	12,765	14,627
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.53	$13.74	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05
Value at end of period	$15.58	$16.53	$13.74	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08
Number of accumulation units outstanding at end of period	25,584	26,766	30,388	36,238	36,876	42,101	42,886	6,888	7,576	7,956
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$16.97
Value at end of period	$17.75
Number of accumulation units outstanding at end of period	19,091
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18	$9.40
Value at end of period	$13.96	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	71,425	40,327	49,984	53,420	51,459	64,104	60,249	60,116
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44
Value at end of period	$27.06	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43
Number of accumulation units outstanding at end of period	26,613	29,630	0	0	0	0	0	2,237	2,143	1,757
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$15.69	$15.81	$15.93	$16.06	$16.15	$16.22	$15.93	$15.27	$14.68	$14.36
Value at end of period	$15.56	$15.69	$15.81	$15.93	$16.06	$16.15	$16.22	$15.93	$15.27	$14.68
Number of accumulation units outstanding at end of period	11,988	23,429	21,985	27,151	32,861	32,923	61,458	56,606	33,694	20,415
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.10	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83	$9.75
Value at end of period	$16.13	$14.10	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	6,358	4,169	3,887	3,999	4,417	2,530	2,070	1,739	304
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64	$6.30
Value at end of period	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	179,830	179,244	205,320	213,760	220,242	271,465	275,244
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$15.41	$11.58	$9.97	$10.24	$8.25	$5.93	$5.89
Value at end of period	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25	$5.93
Number of accumulation units outstanding at end of period	89,796	94,083	107,543	117,352	126,204	147,717	147,022

CFI 388

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.58	$12.04	$10.46	$10.98	$8.75	$6.90
Value at end of period	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75
Number of accumulation units outstanding at end of period	7,240	4,435	2,077	1,734	791	16
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54
Value at end of period	$18.23	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16
Number of accumulation units outstanding at end of period	61	55	0	0	0	0	0	2,506	2,104	1,318
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$48.88	$35.77	$31.48	$32.55	$26.38	$20.84	$30.47	$29.01	$25.04	$22.89
Value at end of period	$51.66	$48.88	$35.77	$31.48	$32.55	$26.38	$20.84	$30.47	$29.01	$25.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	26,605	25,658	27,097
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.99	$12.93	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77	$10.71	$10.38
Value at end of period	$14.68	$13.99	$12.93	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77	$10.71
Number of accumulation units outstanding at end of period	6,360	2,631	15,254	14,712	15,559	8,442	7,208	38,153	5,713	15
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.63	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22	$11.25
Value at end of period	$15.33	$14.63	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22
Number of accumulation units outstanding at end of period	27,726	26,758	23,064	18,626	19,510	23,662	20,100	14,613	21,572
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.31	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57	$11.48
Value at end of period	$16.05	$15.31	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	62,178	59,791	52,844	48,908	55,119	52,485	51,405	8,961	4,567
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.70	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91	$11.68
Value at end of period	$16.52	$15.70	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	31,046	33,230	29,612	24,824	22,040	20,047	14,260	9,808	3,166
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$15.27	$12.47	$10.88	$11.80
Value at end of period	$16.10	$15.27	$12.47	$10.88
Number of accumulation units outstanding at end of period	5,023	2,777	839	82
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.98	$10.44	$10.07
Value at end of period	$12.63	$11.98	$10.44
Number of accumulation units outstanding at end of period	581	490	341
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.81	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49	$11.37
Value at end of period	$14.49	$13.81	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49
Number of accumulation units outstanding at end of period	59	2,921	59	80	80	640	2,431	2,392
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.99	$11.04	$9.93	$9.81
Value at end of period	$12.56	$11.99	$11.04	$9.93
Number of accumulation units outstanding at end of period	16	67	475	61

CFI 389

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.96	$22.44	$20.14	$19.95	$18.10	$15.48	$20.42	$19.45	$18.10	$17.57
Value at end of period	$26.40	$24.96	$22.44	$20.14	$19.95	$18.10	$15.48	$20.42	$19.45	$18.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	5,901	4,795	4,446
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.71	$22.00	$19.28	$20.02	$17.85	$14.37	$22.65	$21.74	$19.36	$18.38
Value at end of period	$28.24	$26.71	$22.00	$19.28	$20.02	$17.85	$14.37	$22.65	$21.74	$19.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	9,611	11,975	10,341
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$25.37	$21.94	$19.47	$19.73	$17.76	$14.69	$21.30	$20.36	$18.46	$17.77
Value at end of period	$26.85	$25.37	$21.94	$19.47	$19.73	$17.76	$14.69	$21.30	$20.36	$18.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	9,226	6,466	6,425
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.97	$12.38	$12.02	$11.30	$10.73	$10.17
Value at end of period	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73
Number of accumulation units outstanding at end of period	12,690	12,311	11,111	11,375	8,967	6
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$26.55	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12
Value at end of period	$29.63	$26.55	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03
Number of accumulation units outstanding at end of period	11,375	11,124	9,399	7,714	10,772	7,693	6,124	5,925	4,748	3,583
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64
Value at end of period	$31.60	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59
Number of accumulation units outstanding at end of period	19,554	21,619	15,430	19,261	19,636	21,025	20,859	23,133	23,479	23,357
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71	$9.74
Value at end of period	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	7,509	6,569	6,093	4,945	5,759	7,090	5,061
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34	$10.42
Value at end of period	$17.07	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	33,530	24,662	28,540	22,631	28,872	21,837	8,929	3,511	12,852
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$26.60	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95
Value at end of period	$29.77	$26.60	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	3,163	1,697	808
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.75	$11.34	$10.11	$10.37	$8.34	$6.74	$10.31	$10.28
Value at end of period	$16.30	$15.75	$11.34	$10.11	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	340
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$21.52	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86	$10.96
Value at end of period	$22.63	$21.52	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	169,880	183,299	188,571	204,021	213,122	226,742	226,366	2,930	3,387	213
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41
Value at end of period	$21.60	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	10,159	9,043	8,280

CFI 390

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.29	$13.94	$12.46	$12.70	$11.40	$9.37	$12.32	$11.99	$10.73	$9.98
Value at end of period	$18.68	$17.29	$13.94	$12.46	$12.70	$11.40	$9.37	$12.32	$11.99	$10.73
Number of accumulation units outstanding at end of period	127,011	149,506	172,449	187,344	198,460	220,683	234,751	112,324	126,104	137,161
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.53	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08	$10.71
Value at end of period	$19.15	$17.53	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	4,776	5,559	4,941	3,553	2,139	7,093	6,335	6,303	4,225	1,179
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45	$11.21
Value at end of period	$21.91	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period	10	0	0	0	0	0	0	15,966	12,050	3,322
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.41	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19
Value at end of period	$32.41	$28.41	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28
Number of accumulation units outstanding at end of period	9,909	8,503	8,448	8,209	8,776	8,383	7,663	10,002	6,967	4,986
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$22.41	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11	$11.33	$11.30
Value at end of period	$24.09	$22.41	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11	$11.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,200	959	70
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.96	$15.03	$12.45	$13.66	$11.87	$8.57	$14.47	$13.69	$11.70	$10.02
Value at end of period	$19.24	$18.96	$15.03	$12.45	$13.66	$11.87	$8.57	$14.47	$13.69	$11.70
Number of accumulation units outstanding at end of period	10	0	0	0	0	0	0	321,849	335,930	350,684
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2006)
Value at beginning of period	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61	$10.58
Value at end of period	$19.28	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,360	2
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97	$10.65
Value at end of period	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	92,446	87,958	76,613	67,554	58,522	28,872	32,285	27,063	11,468	3,553
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.49	$11.59	$13.53	$14.16	$11.11	$7.65	$13.56	$12.06	$11.14	$9.94
Value at end of period	$17.16	$15.49	$11.59	$13.53	$14.16	$11.11	$7.65	$13.56	$12.06	$11.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	256,546	298,591	339,121
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.00	$17.87	$15.37	$15.63	$13.71	$11.06	$17.33	$16.95	$14.35	$13.92
Value at end of period	$24.52	$23.00	$17.87	$15.37	$15.63	$13.71	$11.06	$17.33	$16.95	$14.35
Number of accumulation units outstanding at end of period	112,966	119,428	126,360	140,378	149,917	166,560	158,900	21,525	14,819	12,211
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$41.05	$29.71	$25.19	$25.67	$22.14	$15.61	$27.23	$24.98	$22.22	$21.10
Value at end of period	$44.26	$41.05	$29.71	$25.19	$25.67	$22.14	$15.61	$27.23	$24.98	$22.22
Number of accumulation units outstanding at end of period	31,274	34,284	36,541	32,697	38,544	44,193	44,471	48,672	53,823	55,772

CFI 391

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47	$11.68
Value at end of period	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	6,794	5,600	4,394	4,444	4,681	7,499	6,716	6,949	5,257	115
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.85	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09	$10.51
Value at end of period	$13.36	$13.85	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	6,646	7,825	2,600	2,349	2,080	4,786	3,375	2,540	1,587
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51	$10.78
Value at end of period	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	20,871	14,393	11,373	15,138	13,547	10,906	2,794	3,818
WANGER SELECT
(Funds were first received in this option during December 2005)
Value at beginning of period	$21.66	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54	$12.60
Value at end of period	$22.16	$21.66	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54
Number of accumulation units outstanding at end of period	38,443	39,545	43,198	38,446	33,583	24,391	13,331	12,439	4,148	21
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$22.40	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81	$11.96
Value at end of period	$23.28	$22.40	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81
Number of accumulation units outstanding at end of period	12,804	14,831	17,837	13,202	10,657	9,968	10,212	2,628	2,743	4,278
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.31	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14	$10.95
Value at end of period	$20.19	$18.31	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	98	0	8,027	3,289	829

TABLE 48

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% EFFECTIVE MARCH 1, 2007 (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007

ALGER GREEN FUND (CLASS A)
(Funds were first received in this option during November 2009)
Value at beginning of period	$20.22	$15.13	$13.28	$14.12	$12.99	$12.49
Value at end of period	$21.02	$20.22	$15.13	$13.28	$14.12	$12.99
Number of accumulation units outstanding at end of period	47	47	46	46	100	13
ALLIANZGI NFJ LARGE-CAP VALUE FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.85	$9.00	$7.95	$7.87	$7.04	$6.11	$9.85
Value at end of period	$13.12	$11.85	$9.00	$7.95	$7.87	$7.04	$6.11
Number of accumulation units outstanding at end of period	2,077	2,077	3,886	3,994	4,827	4,526	5,201
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$18.51	$15.19	$13.77	$14.15	$12.30	$9.90
Value at end of period	$20.94	$18.51	$15.19	$13.77	$14.15	$12.30
Number of accumulation units outstanding at end of period	18,271	18,873	48,314	42,818	24,479	4,835

CFI 392

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$18.98	$14.75	$13.56	$13.41	$12.04	$10.44
Value at end of period	$20.54	$18.98	$14.75	$13.56	$13.41	$12.04
Number of accumulation units outstanding at end of period	54,174	62,356	113,744	94,262	71,150	25,157
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.00	$13.32	$12.58	$11.22	$10.73	$10.10
Value at end of period	$12.23	$12.00	$13.32	$12.58	$11.22	$10.73
Number of accumulation units outstanding at end of period	10,495	11,640	19,531	13,467	12,900	8,063
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.44	$12.15	$10.18	$11.57	$8.50
Value at end of period	$19.19	$17.44	$12.15	$10.18	$11.57
Number of accumulation units outstanding at end of period	5,612	7,804	6,120	6,051	383
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.55	$9.30	$7.47	$8.12	$7.73	$5.58	$9.30
Value at end of period	$11.34	$11.55	$9.30	$7.47	$8.12	$7.73	$5.58
Number of accumulation units outstanding at end of period	5,706	8,440	45,667	19,331	15,171	1,864	791
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.03	$12.58	$10.89	$11.75	$9.68
Value at end of period	$19.63	$18.03	$12.58	$10.89	$11.75
Number of accumulation units outstanding at end of period	42,252	49,287	44,261	41,973	11,025
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during June 2009)
Value at beginning of period	$23.07	$17.44	$15.53	$15.75	$12.63	$10.47
Value at end of period	$24.35	$23.07	$17.44	$15.53	$15.75	$12.63
Number of accumulation units outstanding at end of period	1,970	2,218	328	2,009	1,500	85
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.04	$12.85	$11.72	$11.30	$10.16	$8.17	$12.00	$11.76
Value at end of period	$16.35	$15.04	$12.85	$11.72	$11.30	$10.16	$8.17	$12.00
Number of accumulation units outstanding at end of period	5,447	5,446	9,912	9,516	6,679	8,230	7,660	9,839
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.13	$10.89	$9.48	$10.38
Value at end of period	$14.38	$11.13	$10.89	$9.48
Number of accumulation units outstanding at end of period	4,454	661	3,581	656
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19	$8.91
Value at end of period	$13.94	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	2,577	1,689	19,212	26,151	30,366	31,564	19,702
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10	$9.61
Value at end of period	$15.95	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	8,969	9,026	8,964	10,759	12,205	10,716	5,054

CFI 393

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

COLUMBIA MID CAP VALUE FUND (CLASS Z)
(Funds were first received in this option during May 2008)
Value at beginning of period	$14.56	$10.84	$9.35	$9.82	$8.04	$6.11	$10.08
Value at end of period	$16.23	$14.56	$10.84	$9.35	$9.82	$8.04	$6.11
Number of accumulation units outstanding at end of period	114	114	107	89	224	152	1,630
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.79	$15.76	$13.33	$15.55	$14.33	$10.38	$17.61	$14.80
Value at end of period	$18.15	$18.79	$15.76	$13.33	$15.55	$14.33	$10.38	$17.61
Number of accumulation units outstanding at end of period	148,460	168,776	212,245	205,104	192,690	166,556	136,957	96,627
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$20.13	$15.46	$13.38	$13.84	$11.90	$8.84	$15.50	$13.24
Value at end of period	$22.36	$20.13	$15.46	$13.38	$13.84	$11.90	$8.84	$15.50
Number of accumulation units outstanding at end of period	217,869	272,430	438,638	451,227	473,538	463,388	422,624	372,912
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.68	$13.12	$11.28	$11.26	$9.86	$7.63	$13.41	$13.27
Value at end of period	$17.99	$16.68	$13.12	$11.28	$11.26	$9.86	$7.63	$13.41
Number of accumulation units outstanding at end of period	18,100	22,258	40,878	48,864	57,406	58,973	63,469	74,296
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.10	$14.12	$12.41	$12.49	$10.14	$7.97	$15.20	$12.04
Value at end of period	$21.09	$19.10	$14.12	$12.41	$12.49	$10.14	$7.97	$15.20
Number of accumulation units outstanding at end of period	29,783	30,734	63,688	62,805	60,841	60,583	66,033	66,322
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.04	$13.17	$11.00	$13.38	$11.93	$9.50	$17.04	$14.52
Value at end of period	$15.54	$17.04	$13.17	$11.00	$13.38	$11.93	$9.50	$17.04
Number of accumulation units outstanding at end of period	2,351	2,358	8,299	7,981	7,275	7,671	6,853	10,212
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during March 2007)
Value at beginning of period	$20.94	$15.49	$13.19	$13.82	$10.86	$8.48	$12.76	$13.47
Value at end of period	$20.89	$20.94	$15.49	$13.19	$13.82	$10.86	$8.48	$12.76
Number of accumulation units outstanding at end of period	5,638	5,818	24,291	23,224	21,991	21,562	19,672	22,636
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12	$9.80
Value at end of period	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	17,246	19,954	29,388	38,057	41,505	26,512	13,284
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.92	$13.98	$12.77	$13.73	$12.30	$10.44
Value at end of period	$18.58	$17.92	$13.98	$12.77	$13.73	$12.30
Number of accumulation units outstanding at end of period	276	276	1,969	2,186	1,694	1,122
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$50.12	$36.05	$37.18
Value at end of period	$53.91	$50.12	$36.05
Number of accumulation units outstanding at end of period	1,448	1,726	1,984

CFI 394

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.73	$14.61	$12.93	$13.04	$12.00	$9.43	$13.60	$12.62
Value at end of period	$20.09	$18.73	$14.61	$12.93	$13.04	$12.00	$9.43	$13.60
Number of accumulation units outstanding at end of period	1,237	1,277	2,936	3,369	4,343	5,756	5,242	7,310
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.50	$8.74	$8.36	$8.95	$7.33	$6.37
Value at end of period	$13.00	$11.50	$8.74	$8.36	$8.95	$7.33
Number of accumulation units outstanding at end of period	21	21	2,307	933	0	9
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during August 2008)
Value at beginning of period	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17	$10.23
Value at end of period	$17.79	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	20,678	23,476	33,180	18,883	5,874	692	97
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.72	$12.93	$11.38	$11.95	$9.60	$7.65	$12.71	$13.15
Value at end of period	$18.50	$16.72	$12.93	$11.38	$11.95	$9.60	$7.65	$12.71
Number of accumulation units outstanding at end of period	10,311	15,889	27,420	35,868	39,374	42,024	39,803	42,650
METROPOLITAN WEST TOTAL RETURN BOND FUND (CLASS M)
(Funds were first received in this option during January 2014)
Value at beginning of period	$9.82
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	10,719
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.82	$11.56	$10.52	$10.94	$9.00	$6.96	$11.48	$10.80
Value at end of period	$17.31	$15.82	$11.56	$10.52	$10.94	$9.00	$6.96	$11.48
Number of accumulation units outstanding at end of period	141	1,851	1,896	1,603	1,336	1,046	673	337
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during March 2007)
Value at beginning of period	$20.78	$16.52	$13.79	$15.05	$13.46	$9.87	$16.01	$13.74
Value at end of period	$21.27	$20.78	$16.52	$13.79	$15.05	$13.46	$9.87	$16.01
Number of accumulation units outstanding at end of period	4,745	4,207	12,648	13,851	13,334	14,543	10,035	8,117
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during March 2007)
Value at beginning of period	$28.34	$26.37	$21.99	$27.07	$21.49	$11.92	$23.12	$16.99
Value at end of period	$26.77	$28.34	$26.37	$21.99	$27.07	$21.49	$11.92	$23.12
Number of accumulation units outstanding at end of period	31,696	35,995	70,601	65,629	63,965	56,959	43,297	42,831
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.71	$15.52	$13.26	$13.67	$11.17	$8.20	$13.30	$13.86
Value at end of period	$24.11	$21.71	$15.52	$13.26	$13.67	$11.17	$8.20	$13.30
Number of accumulation units outstanding at end of period	11,893	13,798	14,942	15,390	15,836	12,236	10,304	11,111
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.85	$12.87	$11.66	$11.97	$10.78	$8.96	$13.03	$11.97
Value at end of period	$15.91	$14.85	$12.87	$11.66	$11.97	$10.78	$8.96	$13.03
Number of accumulation units outstanding at end of period	1,420	2,054	2,828	4,823	4,595	8,326	7,372	5,636

CFI 395

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.93	$15.47	$14.34	$12.94	$12.07	$10.28	$11.15	$10.39
Value at end of period	$14.25	$13.93	$15.47	$14.34	$12.94	$12.07	$10.28	$11.15
Number of accumulation units outstanding at end of period	3,468	3,529	40,729	30,421	24,613	15,493	16,658	4,984
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77	$10.39
Value at end of period	$7.51	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	6,108	7,447	10,385	9,388	8,380	17,040	7,573	30,123
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.80	$16.02	$13.91	$14.26	$12.18	$7.65	$11.94	$11.67
Value at end of period	$17.68	$17.80	$16.02	$13.91	$14.26	$12.18	$7.65	$11.94
Number of accumulation units outstanding at end of period	1,103	1,730	3,319	4,853	4,414	3,880	2,206	4,119
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.63	$10.62	$8.77	$10.32	$8.33	$5.46	$9.55
Value at end of period	$13.77	$13.63	$10.62	$8.77	$10.32	$8.33	$5.46
Number of accumulation units outstanding at end of period	519	994	3,484	2,676	4,479	2,806	701
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.22	$18.95	$16.50	$17.03	$15.24	$12.92	$12.26	$11.15
Value at end of period	$19.37	$19.22	$18.95	$16.50	$17.03	$15.24	$12.92	$12.26
Number of accumulation units outstanding at end of period	79,056	86,769	106,513	91,378	81,641	64,157	56,949	24,740
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.41	$11.73	$11.17	$10.58	$9.94	$8.72	$9.96
Value at end of period	$11.95	$11.41	$11.73	$11.17	$10.58	$9.94	$8.72
Number of accumulation units outstanding at end of period	8,354	8,671	11,963	9,737	11,281	9,101	5,684
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.50	$14.69	$12.28	$13.02	$11.68	$8.76	$14.48	$13.11
Value at end of period	$21.14	$19.50	$14.69	$12.28	$13.02	$11.68	$8.76	$14.48
Number of accumulation units outstanding at end of period	36,072	40,334	68,037	82,585	120,046	83,435	86,311	62,391
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$3.68	$7.64	$8.76	$9.77
Value at end of period	$3.35	$3.68	$7.64	$8.76
Number of accumulation units outstanding at end of period	61,668	71,637	49,272	819
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.40	$14.79	$13.82	$13.49	$12.64	$11.32	$11.43	$10.67
Value at end of period	$15.02	$14.40	$14.79	$13.82	$13.49	$12.64	$11.32	$11.43
Number of accumulation units outstanding at end of period	87,640	108,737	166,518	144,326	131,664	129,223	66,132	48,660
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.03	$12.98	$11.51	$11.76	$10.39	$8.78	$12.31	$11.76
Value at end of period	$15.83	$15.03	$12.98	$11.51	$11.76	$10.39	$8.78	$12.31
Number of accumulation units outstanding at end of period	72,930	83,943	137,873	153,281	190,576	220,709	232,643	262,619

CFI 396

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.49	$15.21	$14.21	$13.81	$12.02	$9.96	$11.89	$11.17
Value at end of period	$14.43	$14.49	$15.21	$14.21	$13.81	$12.02	$9.96	$11.89
Number of accumulation units outstanding at end of period	17,285	17,361	55,160	67,713	75,128	75,277	73,897	69,804
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.79	$11.35	$11.77	$13.06	$10.83	$7.94	$13.56	$10.12
Value at end of period	$11.19	$12.79	$11.35	$11.77	$13.06	$10.83	$7.94	$13.56
Number of accumulation units outstanding at end of period	13,271	14,335	22,478	26,225	46,935	41,649	36,869	32,694
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.85	$11.15	$10.92	$10.25	$10.25
Value at end of period	$11.30	$10.85	$11.15	$10.92	$10.25
Number of accumulation units outstanding at end of period	20,697	22,359	31,063	7,346	20
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.10	$13.97	$12.16	$12.29	$10.85	$8.40	$13.58	$12.62
Value at end of period	$19.88	$18.10	$13.97	$12.16	$12.29	$10.85	$8.40	$13.58
Number of accumulation units outstanding at end of period	149,597	159,727	196,029	202,807	215,934	224,808	234,804	259,820
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.60	$17.75	$15.69	$15.15	$13.36	$9.02	$11.73	$11.69
Value at end of period	$18.66	$18.60	$17.75	$15.69	$15.15	$13.36	$9.02	$11.73
Number of accumulation units outstanding at end of period	1,100	1,100	8,605	11,599	7,152	8,221	2,165	3,344
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.80	$12.74	$11.22	$11.32	$10.01	$8.19	$13.15	$12.46
Value at end of period	$18.97	$16.80	$12.74	$11.22	$11.32	$10.01	$8.19	$13.15
Number of accumulation units outstanding at end of period	55,028	66,720	100,895	105,309	114,037	114,603	122,044	142,278
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.88	$14.90	$12.76	$13.01	$10.76	$8.23	$13.29	$13.13
Value at end of period	$21.61	$19.88	$14.90	$12.76	$13.01	$10.76	$8.23	$13.29
Number of accumulation units outstanding at end of period	65,101	83,623	109,693	116,037	134,111	141,957	144,516	147,986
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.77	$13.26	$11.89	$12.07	$9.91	$8.00	$12.14	$13.16
Value at end of period	$19.63	$18.77	$13.26	$11.89	$12.07	$9.91	$8.00	$12.14
Number of accumulation units outstanding at end of period	14,319	21,449	21,416	24,022	26,938	26,217	27,913	33,827
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$15.51	$12.59	$10.95	$11.88
Value at end of period	$16.36	$15.51	$12.59	$10.95
Number of accumulation units outstanding at end of period	0	0	36	99
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.06	$14.19	$13.07	$12.25	$11.24	$10.16	$11.19	$10.79
Value at end of period	$14.87	$14.06	$14.19	$13.07	$12.25	$11.24	$10.16	$11.19
Number of accumulation units outstanding at end of period	53,793	62,421	132,299	131,940	132,663	136,850	177,823	166,671

CFI 397

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.96	$8.26	$7.02	$8.05	$7.53	$5.93	$5.05
Value at end of period	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53	$5.93
Number of accumulation units outstanding at end of period	6,079	5,779	13,897	12,486	11,865	10,539	1
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.56	$12.11	$10.24	$12.14	$11.94	$9.46	$16.66	$14.79
Value at end of period	$13.73	$14.56	$12.11	$10.24	$12.14	$11.94	$9.46	$16.66
Number of accumulation units outstanding at end of period	92	92	3,731	3,043	3,515	7,476	8,433	8,999
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.75	$12.12	$10.35	$10.32
Value at end of period	$17.75	$15.75	$12.12	$10.35
Number of accumulation units outstanding at end of period	62,987	55,824	110,836	53,568
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.85	$9.89	$8.70	$8.47	$7.15	$6.40	$9.23	$9.44
Value at end of period	$14.03	$12.85	$9.89	$8.70	$8.47	$7.15	$6.40	$9.23
Number of accumulation units outstanding at end of period	229,764	278,804	330,733	334,339	275,985	284,567	264,071	192,970
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$25.76	$19.68	$17.37	$17.60	$13.61	$9.70	$15.67	$12.80
Value at end of period	$27.82	$25.76	$19.68	$17.37	$17.60	$13.61	$9.70	$15.67
Number of accumulation units outstanding at end of period	11,484	12,624	17,841	7,756	8,034	126	104	600
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.03	$11.12	$11.20	$11.29	$11.35	$11.41	$11.20	$10.81
Value at end of period	$10.94	$11.03	$11.12	$11.20	$11.29	$11.35	$11.41	$11.20
Number of accumulation units outstanding at end of period	9,196	8,047	29,163	32,119	29,117	27,390	65,820	55,530
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.17	$10.94	$9.98	$10.51	$9.12	$7.39	$11.37	$10.91
Value at end of period	$16.21	$14.17	$10.94	$9.98	$10.51	$9.12	$7.39	$11.37
Number of accumulation units outstanding at end of period	8,432	8,433	8,860	8,487	7,757	9,500	8,479	7,920
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.63	$16.52	$14.54	$14.07	$12.57	$10.71
Value at end of period	$24.27	$21.63	$16.52	$14.54	$14.07	$12.57
Number of accumulation units outstanding at end of period	3,016	1,810	2,462	1,437	1,198	1,384
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64	$10.05
Value at end of period	$15.54	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	7,052	13,473	11,301	5,412	5,049	3,556	1,013
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.57	$15.01	$13.05	$13.08	$11.86	$10.06
Value at end of period	$21.79	$19.57	$15.01	$13.05	$13.08	$11.86
Number of accumulation units outstanding at end of period	1,207	1,207	1,448	1,143	690	711

CFI 398

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.88	$17.84	$15.57	$16.05	$12.86	$11.41
Value at end of period	$26.32	$23.88	$17.84	$15.57	$16.05	$12.86
Number of accumulation units outstanding at end of period	436	637	1,633	1,210	1,177	1,101
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.41	$11.58	$9.97	$10.24	$8.25	$5.57
Value at end of period	$17.23	$15.41	$11.58	$9.97	$10.24	$8.25
Number of accumulation units outstanding at end of period	2,629	3,183	3,936	2,157	2,747	1,027
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.58	$12.04	$10.46	$10.98	$8.75	$7.04
Value at end of period	$17.26	$16.58	$12.04	$10.46	$10.98	$8.75
Number of accumulation units outstanding at end of period	1,240	1,217	4,744	6,294	5,379	920
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$25.75	$18.66	$16.33	$16.33	$12.44	$9.57	$14.72	$13.79
Value at end of period	$26.98	$25.75	$18.66	$16.33	$16.33	$12.44	$9.57	$14.72
Number of accumulation units outstanding at end of period	5,986	6,825	13,460	10,745	10,430	4,297	3,555	3,287
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$23.35	$17.09	$15.04	$15.55	$12.60	$9.96	$14.56	$14.18
Value at end of period	$24.68	$23.35	$17.09	$15.04	$15.55	$12.60	$9.96	$14.56
Number of accumulation units outstanding at end of period	37,111	42,878	71,566	70,168	66,642	55,858	47,319	45,927
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.16	$13.08	$11.83	$12.01	$10.88	$8.97	$12.36	$12.07
Value at end of period	$14.85	$14.16	$13.08	$11.83	$12.01	$10.88	$8.97	$12.36
Number of accumulation units outstanding at end of period	25,009	24,997	24,733	29,188	30,774	23,640	16,605	11,202
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.81	$12.83	$11.40	$11.86	$10.51	$8.42	$12.83	$12.54
Value at end of period	$15.51	$14.81	$12.83	$11.40	$11.86	$10.51	$8.42	$12.83
Number of accumulation units outstanding at end of period	44,914	41,919	39,768	38,196	34,102	25,924	26,858	18,618
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.49	$12.98	$11.36	$12.01	$10.57	$8.30	$13.28	$12.89
Value at end of period	$16.24	$15.49	$12.98	$11.36	$12.01	$10.57	$8.30	$13.28
Number of accumulation units outstanding at end of period	26,241	32,151	39,411	40,732	35,260	27,640	18,920	8,291
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.88	$12.97	$11.32	$12.03	$10.53	$8.18	$13.71	$13.25
Value at end of period	$16.72	$15.88	$12.97	$11.32	$12.03	$10.53	$8.18	$13.71
Number of accumulation units outstanding at end of period	21,374	23,074	23,462	21,052	17,920	15,746	12,035	9,149
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$15.27	$12.47	$10.88	$10.16
Value at end of period	$16.10	$15.27	$12.47	$10.88
Number of accumulation units outstanding at end of period	536	536	351	43

CFI 399

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.98	$10.44	$9.25	$9.56	$8.55	$6.93	$9.03
Value at end of period	$12.63	$11.98	$10.44	$9.25	$9.56	$8.55	$6.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	495	100
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.98	$13.17	$12.10	$12.15	$11.17	$9.61	$11.63	$11.31
Value at end of period	$14.67	$13.98	$13.17	$12.10	$12.15	$11.17	$9.61	$11.63
Number of accumulation units outstanding at end of period	124	124	1,382	1,079	817	465	123	1,177
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.99	$11.04	$9.93	$10.08	$9.14	$7.66	$9.26
Value at end of period	$12.56	$11.99	$11.04	$9.93	$10.08	$9.14	$7.66
Number of accumulation units outstanding at end of period	0	0	226	36	0	100	99
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.66	$13.19	$11.83	$11.72	$10.64	$9.10	$12.00	$11.47
Value at end of period	$15.51	$14.66	$13.19	$11.83	$11.72	$10.64	$9.10	$12.00
Number of accumulation units outstanding at end of period	3,523	3,524	4,649	4,544	6,830	5,637	7,500	6,367
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.31	$12.61	$11.06	$11.48	$10.24	$8.24	$12.99	$12.42
Value at end of period	$16.19	$15.31	$12.61	$11.06	$11.48	$10.24	$8.24	$12.99
Number of accumulation units outstanding at end of period	3,624	4,409	19,015	17,552	19,980	20,024	19,418	21,424
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.91	$12.89	$11.44	$11.60	$10.43	$8.63	$12.52	$11.94
Value at end of period	$15.78	$14.91	$12.89	$11.44	$11.60	$10.43	$8.63	$12.52
Number of accumulation units outstanding at end of period	1,866	3,134	8,892	8,463	7,995	7,506	9,833	9,697
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.97	$12.38	$12.02	$11.30	$10.73	$10.22	$10.00
Value at end of period	$12.55	$11.97	$12.38	$12.02	$11.30	$10.73	$10.22
Number of accumulation units outstanding at end of period	721	816	4,307	3,219	2,834	1,489	20
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.61	$16.59	$14.37	$14.96	$12.36	$9.18	$12.60	$13.25
Value at end of period	$24.12	$21.61	$16.59	$14.37	$14.96	$12.36	$9.18	$12.60
Number of accumulation units outstanding at end of period	6,817	7,531	13,445	10,530	7,414	4,596	3,772	3,347
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.62	$15.70	$13.22	$13.04	$10.39	$7.75	$13.29	$12.77
Value at end of period	$22.38	$21.62	$15.70	$13.22	$13.04	$10.39	$7.75	$13.29
Number of accumulation units outstanding at end of period	14,139	14,665	46,456	38,716	36,333	32,265	28,007	15,999
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71	$9.74
Value at end of period	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	4,760	4,913	10,857	9,544	9,262	7,535	6,979

CFI 400

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.32	$13.15	$11.47	$10.56	$8.32	$6.17	$10.12	$13.08
Value at end of period	$17.16	$13.32	$13.15	$11.47	$10.56	$8.32	$6.17	$10.12
Number of accumulation units outstanding at end of period	10,757	9,642	17,845	21,133	21,143	6,588	6,625	3,164
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.07	$12.02	$10.79	$11.41	$10.27	$7.86	$13.04	$12.53
Value at end of period	$17.98	$16.07	$12.02	$10.79	$11.41	$10.27	$7.86	$13.04
Number of accumulation units outstanding at end of period	2,352	2,351	2,371	2,459	2,132	2,627	675	991
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.83	$11.40	$10.06	$10.42	$8.39	$6.78	$10.37	$10.34
Value at end of period	$16.38	$15.83	$11.40	$10.06	$10.42	$8.39	$6.78	$10.37
Number of accumulation units outstanding at end of period	850	1,404	3,632	2,332	2,182	1,731	94	85
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.77	$16.13	$14.19	$16.06	$12.61	$9.13	$15.13	$13.43
Value at end of period	$22.90	$21.77	$16.13	$14.19	$16.06	$12.61	$9.13	$15.13
Number of accumulation units outstanding at end of period	31,546	34,907	61,683	62,674	59,469	49,152	33,278	17,177
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.88	$12.60	$10.71	$11.02	$9.65	$7.57	$12.01	$12.30
Value at end of period	$18.27	$16.88	$12.60	$10.71	$11.02	$9.65	$7.57	$12.01
Number of accumulation units outstanding at end of period	23,845	28,481	35,218	36,474	44,284	50,823	46,204	66,090
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.74	$14.31	$12.79	$13.03	$11.70	$9.61	$12.64	$12.21
Value at end of period	$19.17	$17.74	$14.31	$12.79	$13.03	$11.70	$9.61	$12.64
Number of accumulation units outstanding at end of period	34,244	31,036	40,133	56,500	68,422	70,595	70,262	82,177
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.74	$13.36	$11.75	$12.11	$10.85	$8.82	$13.12	$12.64
Value at end of period	$19.38	$17.74	$13.36	$11.75	$12.11	$10.85	$8.82	$13.12
Number of accumulation units outstanding at end of period	3,505	4,528	21,683	18,462	21,188	21,499	20,663	15,928
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.14	$23.68	$20.04	$24.72	$20.71	$12.17	$25.18	$17.89
Value at end of period	$22.17	$22.14	$23.68	$20.04	$24.72	$20.71	$12.17	$25.18
Number of accumulation units outstanding at end of period	3,737	3,732	4,770	4,237	5,264	13,331	7,416	14,909
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$20.50	$15.71	$13.19	$13.06	$10.71	$8.59	$12.93	$13.01
Value at end of period	$23.38	$20.50	$15.71	$13.19	$13.06	$10.71	$8.59	$12.93
Number of accumulation units outstanding at end of period	71,699	78,732	84,847	72,069	66,324	52,840	44,280	35,979
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.68	$16.45	$13.97	$14.27	$11.35	$8.99	$12.93	$13.58
Value at end of period	$24.37	$22.68	$16.45	$13.97	$14.27	$11.35	$8.99	$12.93
Number of accumulation units outstanding at end of period	6,989	8,251	4,709	5,198	4,691	2,626	1,384	1,284

CFI 401

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.61	$15.55	$12.88	$14.13	$12.27	$8.87	$14.97	$14.00
Value at end of period	$19.91	$19.61	$15.55	$12.88	$14.13	$12.27	$8.87	$14.97
Number of accumulation units outstanding at end of period	51,103	71,938	121,463	126,644	135,872	139,273	143,517	172,507
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$19.47	$17.47	$15.16	$15.39	$13.03	$7.86	$11.23	$11.29
Value at end of period	$19.39	$19.47	$17.47	$15.16	$15.39	$13.03	$7.86	$11.23
Number of accumulation units outstanding at end of period	5,953	6,093	12,024	7,985	10,641	8,559	1,198	1,055
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.75	$16.29	$14.34	$14.05	$12.42	$9.40	$13.07	$12.68
Value at end of period	$21.97	$19.75	$16.29	$14.34	$14.05	$12.42	$9.40	$13.07
Number of accumulation units outstanding at end of period	149,345	193,033	291,027	257,806	218,284	184,173	158,864	107,270
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$22.08	$16.47	$14.29	$14.96	$11.74	$8.08	$14.33	$13.08
Value at end of period	$24.50	$22.08	$16.47	$14.29	$14.96	$11.74	$8.08	$14.33
Number of accumulation units outstanding at end of period	30,031	39,463	65,087	68,263	71,330	76,390	76,134	83,507
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.28	$13.43	$11.55	$11.74	$10.30	$8.31	$13.02	$12.73
Value at end of period	$18.42	$17.28	$13.43	$11.55	$11.74	$10.30	$8.31	$13.02
Number of accumulation units outstanding at end of period	7,502	7,181	36,302	29,804	29,341	24,705	11,927	10,953
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.22	$15.36	$13.02	$13.27	$11.45	$8.07	$14.08	$12.83
Value at end of period	$22.88	$21.22	$15.36	$13.02	$13.27	$11.45	$8.07	$14.08
Number of accumulation units outstanding at end of period	32,196	35,852	50,728	55,306	54,179	55,952	54,369	56,241
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.65	$14.68	$12.46	$14.33	$12.69	$9.30	$18.56	$15.15
Value at end of period	$16.33	$16.65	$14.68	$12.46	$14.33	$12.69	$9.30	$18.56
Number of accumulation units outstanding at end of period	5,310	6,971	10,917	9,903	6,983	5,935	4,904	4,867
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31	$10.20
Value at end of period	$10.16	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	7,052	8,817	43,155	18,827	17,514	20,206	25,435
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.92	$10.74	$8.90	$9.51	$8.90	$6.78	$11.33	$11.32
Value at end of period	$13.43	$13.92	$10.74	$8.90	$9.51	$8.90	$6.78	$11.33
Number of accumulation units outstanding at end of period	471	471	2,781	1,651	1,878	1,786	1,760	1,845
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51	$10.58
Value at end of period	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	2,844	3,173	45,717	35,324	25,065	15,734	10,463	3,405

CFI 402

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007

WANGER SELECT
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.04	$15.76	$13.41	$16.42	$13.08	$7.93	$15.70	$15.20
Value at end of period	$21.52	$21.04	$15.76	$13.41	$16.42	$13.08	$7.93	$15.70
Number of accumulation units outstanding at end of period	18,541	21,265	51,052	50,053	49,239	42,810	33,603	21,195
WANGER USA
(Funds were first received in this option during March 2007)
Value at beginning of period	$20.48	$15.43	$12.96	$13.54	$11.06	$7.84	$13.11	$12.75
Value at end of period	$21.29	$20.48	$15.43	$12.96	$13.54	$11.06	$7.84	$13.11
Number of accumulation units outstanding at end of period	4,598	5,821	20,468	21,826	24,184	20,959	16,919	14,524
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.73	$13.56	$12.15	$11.45	$10.18	$8.62	$13.01	$12.55
Value at end of period	$19.55	$17.73	$13.56	$12.15	$11.45	$10.18	$8.62	$13.01
Number of accumulation units outstanding at end of period	22,367	31,074	36,720	37,436	45,491	49,353	48,155	50,899
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(CLASS A)
(Funds were first received in this option during April 2007)
Value at beginning of period	$20.19	$14.74	$13.09	$13.49	$11.09	$8.61	$12.72	$14.20
Value at end of period	$21.50	$20.19	$14.74	$13.09	$13.49	$11.09	$8.61	$12.72
Number of accumulation units outstanding at end of period	20,816	25,521	27,253	31,713	40,889	39,529	40,774	38,606

TABLE 49

FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE DECEMBER 16, 1996 (Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2013)
Value at beginning of period	$18.85	$16.04
Value at end of period	$20.37	$18.85
Number of accumulation units outstanding at end of period	1,870	1,869
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.45	$9.23	$7.43	$8.09	$7.71	$5.57	$10.25
Value at end of period	$11.23	$11.45	$9.23	$7.43	$8.09	$7.71	$5.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	128
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.87	$27.27	$24.91	$24.05	$21.66	$17.45	$25.65	$25.20	$23.39	$22.35
Value at end of period	$34.60	$31.87	$27.27	$24.91	$24.05	$21.66	$17.45	$25.65	$25.20	$23.39
Number of accumulation units outstanding at end of period	3,490	3,963	3,782	3,677	3,675	3,604	3,789	3,454	3,043	2,963
COLUMBIASM ACORN® FUND (CLASS Z)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.68	$12.10	$10.36	$10.96	$8.78	$6.35	$9.31
Value at end of period	$15.66	$15.68	$12.10	$10.36	$10.96	$8.78	$6.35
Number of accumulation units outstanding at end of period	0	0	0	0	711	655	580
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.30
Value at end of period	$13.80
Number of accumulation units outstanding at end of period	9

CFI 403

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$14.23	$10.63	$9.21	$10.23
Value at end of period	$15.79	$14.23	$10.63	$9.21
Number of accumulation units outstanding at end of period	1,323	311	357	1,586
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during October 2005)
Value at beginning of period	$20.68	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76	$12.47
Value at end of period	$19.94	$20.68	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76
Number of accumulation units outstanding at end of period	12,088	12,020	13,852	12,221	11,422	11,782	8,651	7,656	2,317	197
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$49.01	$37.68	$32.68	$33.85	$29.15	$21.69	$38.08	$32.70	$29.55	$25.51
Value at end of period	$54.34	$49.01	$37.68	$32.68	$33.85	$29.15	$21.69	$38.08	$32.70	$29.55
Number of accumulation units outstanding at end of period	45,607	43,941	42,567	39,713	37,470	36,581	37,172	53,961	48,810	47,548
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.97	$26.76	$23.03	$23.03	$20.19	$15.65	$27.56	$27.40	$23.02	$21.95
Value at end of period	$36.59	$33.97	$26.76	$23.03	$23.03	$20.19	$15.65	$27.56	$27.40	$23.02
Number of accumulation units outstanding at end of period	20,119	20,418	22,158	24,022	29,174	28,646	28,604	34,217	32,940	34,562
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.59	$22.65	$19.94	$20.09	$16.33	$12.85	$24.56	$19.53	$18.45	$17.61
Value at end of period	$33.72	$30.59	$22.65	$19.94	$20.09	$16.33	$12.85	$24.56	$19.53	$18.45
Number of accumulation units outstanding at end of period	34,929	34,128	32,051	31,953	29,304	29,824	33,604	37,992	35,402	33,625
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.36	$18.86	$15.77	$19.22	$17.15	$13.68	$24.58	$21.16	$18.09	$15.34
Value at end of period	$22.18	$24.36	$18.86	$15.77	$19.22	$17.15	$13.68	$24.58	$21.16	$18.09
Number of accumulation units outstanding at end of period	5,779	4,834	8,319	8,066	7,758	8,409	8,730	9,281	8,159	7,709
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86
Value at end of period	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01
Number of accumulation units outstanding at end of period	6,123	5,558	5,149	5,193	7,106	5,398	4,629	4,722	4,327	3,705
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2013)
Value at beginning of period	$13.38	$11.68
Value at end of period	$14.43	$13.38
Number of accumulation units outstanding at end of period	4,025	2,134
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.98	$36.01	$37.17
Value at end of period	$53.69	$49.98	$36.01
Number of accumulation units outstanding at end of period	3,009	2,961	2,723
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.85	$11.60	$10.28	$10.39	$9.57	$7.53	$10.88	$10.16	$8.79	$8.43
Value at end of period	$15.90	$14.85	$11.60	$10.28	$10.39	$9.57	$7.53	$10.88	$10.16	$8.79
Number of accumulation units outstanding at end of period	4,218	4,145	3,600	3,311	6,994	6,434	6,036	7,190	6,774	3,099
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.39	$8.67	$8.30	$8.90	$7.30	$5.33	$8.75	$10.30
Value at end of period	$12.85	$11.39	$8.67	$8.30	$8.90	$7.30	$5.33	$8.75
Number of accumulation units outstanding at end of period	57	46	33	18	6	0	10	10
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.92	$12.60	$11.90
Value at end of period	$17.61	$16.92	$12.60
Number of accumulation units outstanding at end of period	76	46	19

CFI 404

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69
Value at end of period	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61
Number of accumulation units outstanding at end of period	3,596	4,148	5,387	6,744	6,669	6,355	5,576	12,129	10,843	10,084
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.56	$11.39	$10.38	$10.80	$8.90	$6.89	$10.51
Value at end of period	$17.00	$15.56	$11.39	$10.38	$10.80	$8.90	$6.89
Number of accumulation units outstanding at end of period	450	442	423	376	332	277	208
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during February 2006)
Value at beginning of period	$21.92	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84	$13.00
Value at end of period	$22.40	$21.92	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84
Number of accumulation units outstanding at end of period	3,599	2,906	1,871	1,163	1,031	1,764	1,005	1,043	947
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during October 2005)
Value at beginning of period	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81	$35.59
Value at end of period	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81
Number of accumulation units outstanding at end of period	3,468	4,719	5,252	4,579	4,767	4,808	3,810	4,405	2,848	190
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38	$12.29
Value at end of period	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38
Number of accumulation units outstanding at end of period	7,155	6,580	5,746	5,394	5,107	4,937	4,415	3,942	2,872
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during December 2012)
Value at beginning of period	$15.00	$13.02	$12.86
Value at end of period	$16.05	$15.00	$13.02
Number of accumulation units outstanding at end of period	323	329	329
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95	$11.82
Value at end of period	$15.11	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95
Number of accumulation units outstanding at end of period	1,605	2,494	6,543	5,794	2,928	9,721	6,776	1,692
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.57	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76	$10.60
Value at end of period	$7.42	$8.57	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	1,837	1,756	1,754	1,556	2,223	2,317	1,767	5,062
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2006)
Value at beginning of period	$17.93	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58	$10.97
Value at end of period	$17.78	$17.93	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58
Number of accumulation units outstanding at end of period	1,998	1,878	1,309	1,195	1,556	1,387	1,157	6,037	116
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.51	$10.55	$8.73	$10.28	$8.31	$5.46	$8.91
Value at end of period	$13.63	$13.51	$10.55	$8.73	$10.28	$8.31	$5.46
Number of accumulation units outstanding at end of period	2,156	1,118	400	958	893	151	49
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during June 2006)
Value at beginning of period	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55	$11.69
Value at end of period	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55
Number of accumulation units outstanding at end of period	6,370	6,960	8,501	7,586	5,186	6,107	5,262	4,803	13

CFI 405

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.31	$11.65	$11.11	$10.53	$9.91	$8.71	$9.87
Value at end of period	$11.83	$11.31	$11.65	$11.11	$10.53	$9.91	$8.71
Number of accumulation units outstanding at end of period	2,371	1,362	3,767	3,226	3,319	3,313	668
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during January 2006)
Value at beginning of period	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47	$12.73
Value at end of period	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47
Number of accumulation units outstanding at end of period	37,028	35,576	32,612	30,541	31,230	29,892	23,952	21,399	10,085
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.12	$16.58	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44
Value at end of period	$16.79	$16.12	$16.58	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57
Number of accumulation units outstanding at end of period	9,329	9,897	17,273	15,631	17,720	15,194	6,987	9,664	9,478	3,107
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$37.08	$32.08	$28.50	$29.15	$25.79	$21.84	$30.66	$29.32	$26.91	$26.06
Value at end of period	$39.02	$37.08	$32.08	$28.50	$29.15	$25.79	$21.84	$30.66	$29.32	$26.91
Number of accumulation units outstanding at end of period	5,550	7,460	7,752	7,902	10,241	10,886	11,756	43,686	46,227	48,380
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72	$11.61	$10.78	$10.03	$9.89
Value at end of period	$13.95	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	7,557	7,976	11,877	14,824	14,455	14,260	15,739	16,158	18,643	24,536
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.62	$11.22	$11.66	$12.95	$10.75	$7.89	$13.51	$9.69
Value at end of period	$11.03	$12.62	$11.22	$11.66	$12.95	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	32,971	31,005	36,464	30,849	30,645	29,622	28,932	30,640
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$35.52	$27.44	$23.93	$24.22	$21.42	$16.61	$26.88	$25.27	$22.34	$20.85
Value at end of period	$38.95	$35.52	$27.44	$23.93	$24.22	$21.42	$16.61	$26.88	$25.27	$22.34
Number of accumulation units outstanding at end of period	65,539	68,058	57,768	55,857	51,247	50,761	58,482	258,548	282,823	324,582
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50	$10.41
Value at end of period	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	8,803	8,303	8,044	3,214	3,621	3,786	1,485	1,764	1,626	593
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.63	$22.51	$19.85	$20.06	$17.77	$14.56	$23.41	$22.50	$19.83	$18.99
Value at end of period	$33.42	$29.63	$22.51	$19.85	$20.06	$17.77	$14.56	$23.41	$22.50	$19.83
Number of accumulation units outstanding at end of period	16,413	17,215	21,911	21,794	23,091	27,298	30,020	37,244	40,435	37,672
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18
Value at end of period	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11
Number of accumulation units outstanding at end of period	13,060	12,461	13,414	11,765	14,614	16,127	14,947	17,456	18,171	21,190
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.65	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00
Value at end of period	$26.79	$25.65	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99
Number of accumulation units outstanding at end of period	8,789	7,998	12,142	12,384	12,558	14,716	14,752	19,654	21,117	21,458
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.44	$26.73	$24.67	$23.15	$21.28	$19.26	$21.24	$20.23	$19.62	$19.20
Value at end of period	$27.94	$26.44	$26.73	$24.67	$23.15	$21.28	$19.26	$21.24	$20.23	$19.62
Number of accumulation units outstanding at end of period	6,865	7,703	13,669	11,791	11,704	10,242	7,843	10,247	11,894	17,655

CFI 406

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.87	$8.21	$6.98	$8.02	$7.51	$6.90
Value at end of period	$9.20	$9.87	$8.21	$6.98	$8.02	$7.51
Number of accumulation units outstanding at end of period	9,812	9,053	8,001	7,748	7,745	7,440
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.22	$13.51	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99
Value at end of period	$15.27	$16.22	$13.51	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00
Number of accumulation units outstanding at end of period	4,649	3,816	3,179	4,042	3,661	3,943	3,615	5,269	3,369	7,166
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.68	$12.08	$10.33	$10.32
Value at end of period	$17.64	$15.68	$12.08	$10.33
Number of accumulation units outstanding at end of period	35,133	11,463	12,730	12,766
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16	$9.38
Value at end of period	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	48,754	37,895	36,443	39,636	2,466	1,774	1,385	1,753
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.60	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39
Value at end of period	$26.52	$24.60	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36
Number of accumulation units outstanding at end of period	6,564	5,978	447	302	270	1,055	1,037	403	163	136
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$15.35	$15.49	$15.63	$15.78	$15.89	$15.99	$15.72	$15.10	$14.53	$14.24
Value at end of period	$15.20	$15.35	$15.49	$15.63	$15.78	$15.89	$15.99	$15.72	$15.10	$14.53
Number of accumulation units outstanding at end of period	7,040	5,001	7,320	8,054	9,541	16,735	27,162	19,425	10,286	5,770
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.94	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82	$10.66
Value at end of period	$15.92	$13.94	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	224	203	179	154	129	968	872	404	2,131
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.48	$16.43	$14.49	$14.03	$12.56	$10.70
Value at end of period	$24.07	$21.48	$16.43	$14.49	$14.03	$12.56
Number of accumulation units outstanding at end of period	83	441	398	398	398	480
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.75	$10.52	$9.19	$9.04	$8.14	$6.91
Value at end of period	$15.38	$13.75	$10.52	$9.19	$9.04	$8.14
Number of accumulation units outstanding at end of period	15,026	13,384	4,913	3,694	6,389	7,033
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.43	$14.92	$13.00	$13.05	$11.85	$10.06
Value at end of period	$21.60	$19.43	$14.92	$13.00	$13.05	$11.85
Number of accumulation units outstanding at end of period	447	328	328	735	706	403
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$23.71	$17.75	$15.51	$16.01	$14.47
Value at end of period	$26.09	$23.71	$17.75	$15.51	$16.01
Number of accumulation units outstanding at end of period	3,503	3,888	1,601	580	482

CFI 407

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.28	$11.50	$9.92	$10.20	$8.23	$4.94
Value at end of period	$17.06	$15.28	$11.50	$9.92	$10.20	$8.23
Number of accumulation units outstanding at end of period	5,856	5,723	1,464	584	491	483
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.44	$11.96	$11.85
Value at end of period	$17.08	$16.44	$11.96
Number of accumulation units outstanding at end of period	4,805	4,220	2,786
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.08	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50
Value at end of period	$17.87	$17.08	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10
Number of accumulation units outstanding at end of period	5,246	5,239	98	323	403	354	327	601	753	642
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$47.82	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69
Value at end of period	$50.46	$47.82	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79
Number of accumulation units outstanding at end of period	6,568	6,843	6,650	6,858	8,936	9,470	9,075	11,360	10,563	9,130
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.81	$12.78	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74	$10.98
Value at end of period	$14.47	$13.81	$12.78	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74
Number of accumulation units outstanding at end of period	10,838	3,046	710	610	12,219	10,016	7,860	13,010	11,030
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93	$10.65
Value at end of period	$15.11	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	15,169	6,000	4,576	4,059	5,650	2,691	1,813	844	216	105
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08	$13.38
Value at end of period	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08
Number of accumulation units outstanding at end of period	7,421	6,309	4,028	2,655	5,495	2,952	24	259
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49	$13.86
Value at end of period	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49
Number of accumulation units outstanding at end of period	7,370	5,432	6,011	5,128	4,019	2,577	2,225	932
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2013)
Value at beginning of period	$15.19	$14.26
Value at end of period	$15.99	$15.19
Number of accumulation units outstanding at end of period	610	424
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.88	$10.37	$9.20	$9.53	$8.53	$6.93	$6.68
Value at end of period	$12.51	$11.88	$10.37	$9.20	$9.53	$8.53	$6.93
Number of accumulation units outstanding at end of period	46	46	480	481	480	481	46
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.89	$10.96	$9.88	$10.04	$9.12	$7.70
Value at end of period	$12.44	$11.89	$10.96	$9.88	$10.04	$9.12
Number of accumulation units outstanding at end of period	0	0	385	385	385	384

CFI 408

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.42	$21.99	$19.76	$19.60	$17.82	$15.26	$20.16	$19.23	$17.92	$17.42
Value at end of period	$25.79	$24.42	$21.99	$19.76	$19.60	$17.82	$15.26	$20.16	$19.23	$17.92
Number of accumulation units outstanding at end of period	2,103	11,199	10,219	8,986	1,460	1,403	1,239	919	787	643
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.13	$21.55	$18.92	$19.68	$17.57	$14.16	$22.36	$21.49	$19.17	$18.22
Value at end of period	$27.59	$26.13	$21.55	$18.92	$19.68	$17.57	$14.16	$22.36	$21.49	$19.17
Number of accumulation units outstanding at end of period	3,694	4,769	4,436	4,417	4,566	4,822	4,895	5,219	4,908	4,464
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$24.82	$21.49	$19.10	$19.39	$17.48	$14.48	$21.03	$20.13	$18.28	$17.62
Value at end of period	$26.23	$24.82	$21.49	$19.10	$19.39	$17.48	$14.48	$21.03	$20.13	$18.28
Number of accumulation units outstanding at end of period	4,063	4,363	3,865	3,913	3,769	3,615	3,451	3,098	3,356	4,131
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.87	$12.29	$11.95	$11.70
Value at end of period	$12.43	$11.87	$12.29	$11.95
Number of accumulation units outstanding at end of period	904	904	1,739	3,972
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06
Value at end of period	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96
Number of accumulation units outstanding at end of period	1,651	1,588	1,518	1,445	914	914	914	914	708	493
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58
Value at end of period	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51
Number of accumulation units outstanding at end of period	7,176	5,753	706	589	707	608	484	3,015	2,797	2,692
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.37	$12.01	$9.62	$10.24	$8.89	$6.71	$9.74
Value at end of period	$13.98	$12.37	$12.01	$9.62	$10.24	$8.89	$6.71
Number of accumulation units outstanding at end of period	2,521	2,223	1,776	2,579	2,248	1,413	2,071
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32	$10.94
Value at end of period	$16.85	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	4,650	4,432	4,101	3,597	5,332	4,787	3,811	4,573	4,104
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87
Value at end of period	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39
Number of accumulation units outstanding at end of period	4,368	3,302	2,724	2,525	2,682	4,136	2,675	1,384	1,233	398
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$15.57	$11.23	$11.17
Value at end of period	$16.09	$15.57	$11.23
Number of accumulation units outstanding at end of period	521	157	82
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$21.24	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85	$11.46
Value at end of period	$22.30	$21.24	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	921	886	863	833	157	758	672	454	350	219
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.60	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36
Value at end of period	$21.19	$19.60	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67
Number of accumulation units outstanding at end of period	50	763	758	841	1,502	1,967	2,347	5,389	5,138	5,050

CFI 409

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31	$12.27	$11.96	$10.71	$9.98
Value at end of period	$18.41	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	22,539	19,629	17,960	17,498	17,903	19,506	22,736	44,927	43,020	33,741
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07	$10.72
Value at end of period	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	579	579	579	579	579	1,162	579	1,362	47	15
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43	$11.77
Value at end of period	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	2,585	2,300	2,670	2,831	2,730	4,353	4,535	4,536	3,528	5,302
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14
Value at end of period	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19
Number of accumulation units outstanding at end of period	3,403	3,266	2,200	1,899	2,110	2,035	1,819	2,216	1,455	1,119
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$22.12	$16.07	$13.67	$13.99	$13.84
Value at end of period	$23.74	$22.12	$16.07	$13.67	$13.99
Number of accumulation units outstanding at end of period	354	712	689	376	304
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52	$14.41	$13.65	$11.68	$10.02
Value at end of period	$18.96	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	78,055	78,801	83,997	80,988	83,348	87,308	90,310	141,954	137,982	139,577
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14	$11.21
Value at end of period	$19.03	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14
Number of accumulation units outstanding at end of period	4,199	3,645	2,536	279	1,786	1,846	402	280
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95	$10.64
Value at end of period	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	15,070	12,906	17,346	21,765	19,646	13,609	10,316	6,015	5,450	179
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60	$13.50	$12.02	$11.12	$9.93
Value at end of period	$22.85	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	66,159	64,957	69,431	67,780	86,676	83,457	94,485	134,089	130,682	122,399
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88
Value at end of period	$24.09	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96	$17.21	$16.86	$14.29
Number of accumulation units outstanding at end of period	8,434	7,565	7,161	6,825	6,158	6,014	4,538	7,533	3,620	2,793
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$40.16	$29.11	$24.72	$25.22	$21.79	$15.39	$26.88	$24.69	$22.00	$20.92
Value at end of period	$43.24	$40.16	$29.11	$24.72	$25.22	$21.79	$15.39	$26.88	$24.69	$22.00
Number of accumulation units outstanding at end of period	9,926	8,475	5,685	5,066	5,065	6,143	5,829	12,333	12,348	11,002

CFI 410

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46	$11.40
Value at end of period	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	2,062	1,219	1,115	999	1,240	1,380	1,160	497	447	397
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30	$10.20
Value at end of period	$10.06	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	23,873	25,317	29,771	30,678	33,040	39,891	55,721
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.69	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08	$10.56
Value at end of period	$13.19	$13.69	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	13	13	13	78	13	38	13	13	7
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50	$10.70
Value at end of period	$12.14	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	863	1,686	865	2,283	2,647	2,218	772	322
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83	$12.96
Value at end of period	$21.81	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83
Number of accumulation units outstanding at end of period	703	1,889	1,444	1,094	2,766	2,127	2,711	2,307	1,766
WANGER USA
(Funds were first received in this option during January 2006)
Value at beginning of period	$22.07	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66	$13.04
Value at end of period	$22.91	$22.07	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66
Number of accumulation units outstanding at end of period	597	574	549	540	496	434	387	1,584	1,396
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during February 2006)
Value at beginning of period	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98	$11.39
Value at end of period	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98
Number of accumulation units outstanding at end of period	9,279	8,011	9,785	6,138	5,019	7,229	4,706	3,766	926

TABLE 50
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE MARCH 20, 2008
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008

AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.92	$12.66
Value at end of period	$12.12	$11.92
Number of accumulation units outstanding at end of period	16	11

CFI 411

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$17.34	$13.50
Value at end of period	$19.06	$17.34
Number of accumulation units outstanding at end of period	28	4
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.45	$9.23	$7.43	$8.09	$7.71	$7.56
Value at end of period	$11.23	$11.45	$9.23	$7.43	$8.09	$7.71
Number of accumulation units outstanding at end of period	1,167	1,136	1,107	1,072	1,035	718
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.09	$11.67
Value at end of period	$14.30	$11.09
Number of accumulation units outstanding at end of period	46	11
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.47	$9.62	$8.45	$8.98	$7.80	$7.49
Value at end of period	$13.80	$12.47	$9.62	$8.45	$8.98	$7.80
Number of accumulation units outstanding at end of period	819	801	754	730	707	965
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.23	$10.63	$9.21	$9.72	$9.27
Value at end of period	$15.79	$14.23	$10.63	$9.21	$9.72
Number of accumulation units outstanding at end of period	0	5,044	5,043	5,584	5,581
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during March 2012)
Value at beginning of period	$20.68	$17.37	$16.38
Value at end of period	$19.94	$20.68	$17.37
Number of accumulation units outstanding at end of period	243	289	95
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2008)
Value at beginning of period	$49.09	$37.75	$32.73	$33.90	$29.20	$21.72	$33.46
Value at end of period	$54.43	$49.09	$37.75	$32.73	$33.90	$29.20	$21.72
Number of accumulation units outstanding at end of period	5,688	5,900	5,905	5,440	5,093	7,293	1,958
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2009)
Value at beginning of period	$34.03	$26.81	$23.07	$23.07	$20.22	$19.61
Value at end of period	$36.65	$34.03	$26.81	$23.07	$23.07	$20.22
Number of accumulation units outstanding at end of period	0	2,073	2,073	2,295	2,294	2,249
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2010)
Value at beginning of period	$30.64	$22.69	$19.97	$20.12	$18.23
Value at end of period	$33.78	$30.64	$22.69	$19.97	$20.12
Number of accumulation units outstanding at end of period	172	3,323	3,283	3,579	3,550
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during March 2008)
Value at beginning of period	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90	$17.00
Value at end of period	$29.07	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90
Number of accumulation units outstanding at end of period	14	0	0	0	0	0	17

CFI 412

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.38	$10.27	$8.85	$9.11	$8.07	$6.10
Value at end of period	$14.43	$13.38	$10.27	$8.85	$9.11	$8.07
Number of accumulation units outstanding at end of period	734	714	330	320	309	466
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.39	$9.99
Value at end of period	$12.85	$11.39
Number of accumulation units outstanding at end of period	18	12
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$16.92	$14.45
Value at end of period	$17.61	$16.92
Number of accumulation units outstanding at end of period	12	8
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during March 2008)
Value at beginning of period	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05	$12.96
Value at end of period	$21.70	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05
Number of accumulation units outstanding at end of period	360	360	360	360	360	1,031	1,147
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during March 2008)
Value at beginning of period	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54	$58.33
Value at end of period	$76.88	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54
Number of accumulation units outstanding at end of period	608	1,263	1,272	1,344	1,343	1,292	40
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$11.80
Value at end of period	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06
Number of accumulation units outstanding at end of period	41	23	23	23	23	23	23
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during November 2012)
Value at beginning of period	$14.80	$16.46	$16.43
Value at end of period	$15.11	$14.80	$16.46
Number of accumulation units outstanding at end of period	82	44	7
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2014)
Value at beginning of period	$12.77
Value at end of period	$13.63
Number of accumulation units outstanding at end of period	30
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during March 2008)
Value at beginning of period	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51	$14.68
Value at end of period	$21.55	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51
Number of accumulation units outstanding at end of period	2,416	2,411	2,705	2,831	2,827	2,399	828
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.31	$11.65	$11.11	$10.53	$10.22
Value at end of period	$11.83	$11.31	$11.65	$11.11	$10.53
Number of accumulation units outstanding at end of period	159	159	157	41	17

CFI 413

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during March 2008)
Value at beginning of period	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93	$13.48
Value at end of period	$21.37	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93
Number of accumulation units outstanding at end of period	1,399	1,392	1,286	1,286	1,219	1,140	1,049
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.12	$16.58	$15.52	$15.17	$14.24	$12.76	$13.26
Value at end of period	$16.79	$16.12	$16.58	$15.52	$15.17	$14.24	$12.76
Number of accumulation units outstanding at end of period	2,316	2,289	2,928	2,840	2,730	1,876	1,601
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$37.14	$32.13	$28.54	$29.20	$25.83	$21.87	$28.70
Value at end of period	$39.08	$37.14	$32.13	$28.54	$29.20	$25.83	$21.87
Number of accumulation units outstanding at end of period	130	97	66	33	12	9	9
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72	$11.75
Value at end of period	$13.95	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72
Number of accumulation units outstanding at end of period	3,218	2,909	3,144	3,410	4,288	4,121	3,332
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.62	$11.22	$11.66	$12.95	$10.75	$7.89	$12.36
Value at end of period	$11.03	$12.62	$11.22	$11.66	$12.95	$10.75	$7.89
Number of accumulation units outstanding at end of period	924	894	1,333	1,295	1,535	1,274	1,055
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$10.79	$11.10	$10.92
Value at end of period	$11.22	$10.79	$11.10
Number of accumulation units outstanding at end of period	85	166	139
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$35.57	$27.49	$23.97	$24.26	$21.46	$16.63	$23.95
Value at end of period	$39.01	$35.57	$27.49	$23.97	$24.26	$21.46	$16.63
Number of accumulation units outstanding at end of period	509	487	1,670	1,650	1,456	1,456	1,456
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.18
Value at end of period	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86
Number of accumulation units outstanding at end of period	1,579	1,509	1,450	1,513	1,474	1,043	102
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79	$21.22
Value at end of period	$38.48	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79
Number of accumulation units outstanding at end of period	0	0	0	0	1,230	590	425
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$26.49	$26.77	$26.80
Value at end of period	$27.99	$26.49	$26.77
Number of accumulation units outstanding at end of period	105	100	6

CFI 414

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.22	$13.51	$11.44	$13.58	$13.37	$10.62	$16.44
Value at end of period	$15.27	$16.22	$13.51	$11.44	$13.58	$13.37	$10.62
Number of accumulation units outstanding at end of period	1,864	1,969	1,754	1,023	1,162	912	653
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$15.68	$12.08	$11.63
Value at end of period	$17.64	$15.68	$12.08
Number of accumulation units outstanding at end of period	655	686	281
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$8.63
Value at end of period	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34
Number of accumulation units outstanding at end of period	2,764	871	713	713	0	187	187
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2010)
Value at beginning of period	$24.60	$18.82	$16.64	$16.88	$13.60
Value at end of period	$26.52	$24.60	$18.82	$16.64	$16.88
Number of accumulation units outstanding at end of period	720	732	509	365	354
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.37	$15.52	$15.66	$15.81	$15.92	$16.02	$15.86
Value at end of period	$15.23	$15.37	$15.52	$15.66	$15.81	$15.92	$16.02
Number of accumulation units outstanding at end of period	351	281	211	129	713	2,323	20,037
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2013)
Value at beginning of period	$17.08	$13.48
Value at end of period	$17.87	$17.08
Number of accumulation units outstanding at end of period	91	87
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$47.82	$35.04	$30.89	$31.98	$27.09
Value at end of period	$50.46	$47.82	$35.04	$30.89	$31.98
Number of accumulation units outstanding at end of period	14	14	13	4	2
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.81	$12.78	$11.57	$11.77	$10.68	$8.82	$11.60
Value at end of period	$14.47	$13.81	$12.78	$11.57	$11.77	$10.68	$8.82
Number of accumulation units outstanding at end of period	601	601	601	601	601	43	43
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16	$11.85
Value at end of period	$15.82	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16
Number of accumulation units outstanding at end of period	3,823	3,656	3,369	3,155	2,535	1,788	1,187
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$12.04
Value at end of period	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04
Number of accumulation units outstanding at end of period	368	368	348	294	238	174	98

CFI 415

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2013)
Value at beginning of period	$15.19	$14.67
Value at end of period	$15.99	$15.19
Number of accumulation units outstanding at end of period	902	857
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2014)
Value at beginning of period	$13.60
Value at end of period	$14.29
Number of accumulation units outstanding at end of period	26,067
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$26.18	$21.59	$18.95	$19.71	$17.60	$14.19	$20.34
Value at end of period	$27.63	$26.18	$21.59	$18.95	$19.71	$17.60	$14.19
Number of accumulation units outstanding at end of period	331	331	331	331	331	619	619
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$24.86	$21.53	$19.13	$19.43	$17.51	$14.50	$19.49
Value at end of period	$26.28	$24.86	$21.53	$19.13	$19.43	$17.51	$14.50
Number of accumulation units outstanding at end of period	289	289	289	289	289	631	631
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17	$10.65
Value at end of period	$29.07	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17
Number of accumulation units outstanding at end of period	465	460	717	710	702	473	330
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83	$15.99
Value at end of period	$31.00	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83
Number of accumulation units outstanding at end of period	1,177	1,152	1,096	997	1,115	1,011	1,180
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2012)
Value at beginning of period	$12.37	$12.01	$11.54
Value at end of period	$13.98	$12.37	$12.01
Number of accumulation units outstanding at end of period	45	25	4
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88	$19.45
Value at end of period	$29.19	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88
Number of accumulation units outstanding at end of period	864	864	864	863	816	760	1,343
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31	$11.57
Value at end of period	$18.41	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	26
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$11.73
Value at end of period	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67
Number of accumulation units outstanding at end of period	0	0	0	0	66	66	106

CFI 416

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$20.80
Value at end of period	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96
Number of accumulation units outstanding at end of period	688	2,501	2,766	2,918	2,891	2,992	512
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79	$16.24
Value at end of period	$31.80	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79
Number of accumulation units outstanding at end of period	791	772	984	955	1,142	1,032	1,212
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52	$12.60
Value at end of period	$18.96	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52
Number of accumulation units outstanding at end of period	54	222	207	507	507	507	611
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$19.15	$18.49
Value at end of period	$19.03	$19.15
Number of accumulation units outstanding at end of period	5	3
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.34
Value at end of period	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24
Number of accumulation units outstanding at end of period	583	575	887	876	864	644	455
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60	$11.83
Value at end of period	$22.85	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60
Number of accumulation units outstanding at end of period	61	236	235	17	8	0	25
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96	$15.93
Value at end of period	$24.09	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96
Number of accumulation units outstanding at end of period	1,210	1,083	979	698	1,371	1,210	954
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2008)
Value at beginning of period	$40.23	$29.16	$24.76	$25.27	$21.83	$15.41	$23.31
Value at end of period	$43.31	$40.23	$29.16	$24.76	$25.27	$21.83	$15.41
Number of accumulation units outstanding at end of period	216	205	205	205	205	205	205
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$16.24	$14.34	$13.33
Value at end of period	$15.91	$16.24	$14.34
Number of accumulation units outstanding at end of period	58	125	104
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$10.87	$9.13	$8.48
Value at end of period	$10.06	$10.87	$9.13
Number of accumulation units outstanding at end of period	41	34	13

CFI 417

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$13.69	$11.87
Value at end of period	$13.19	$13.69
Number of accumulation units outstanding at end of period	83	83
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during August 2008)
Value at beginning of period	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84	$11.93
Value at end of period	$19.87	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84
Number of accumulation units outstanding at end of period	835	734	644	517	379	251	104

TABLE 51
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMANA GROWTH FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.13	$14.95	$13.61	$14.29
Value at end of period	$20.42	$18.13	$14.95	$13.61
Number of accumulation units outstanding at end of period	1,095	1,119	2,901	2,072
AMANA INCOME FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2010)
Value at beginning of period	$18.58	$14.51	$13.40	$13.31	$12.30
Value at end of period	$20.03	$18.58	$14.51	$13.40	$13.31
Number of accumulation units outstanding at end of period	7,386	6,112	3,355	1,729	181
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND (INVESTOR
CLASS)
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.76	$13.10	$12.43	$11.14	$10.80
Value at end of period	$11.92	$11.76	$13.10	$12.43	$11.14
Number of accumulation units outstanding at end of period	27,398	36,760	51,642	9,300	2,104
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2011)
Value at beginning of period	$17.15	$12.01	$10.10	$12.13
Value at end of period	$18.80	$17.15	$12.01	$10.10
Number of accumulation units outstanding at end of period	653	476	454	473
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.26	$9.11	$7.35	$8.03	$7.68	$6.93
Value at end of period	$11.01	$11.26	$9.11	$7.35	$8.03	$7.68
Number of accumulation units outstanding at end of period	1,519	1,314	2,022	304	110	85
ASTON/FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during February 2011)
Value at beginning of period	$17.74	$12.43	$10.81	$12.42
Value at end of period	$19.22	$17.74	$12.43	$10.81
Number of accumulation units outstanding at end of period	5,300	2,862	1,328	1,156

CFI 418

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$22.59	$17.16	$15.35	$15.98
Value at end of period	$23.74	$22.59	$17.16	$15.35
Number of accumulation units outstanding at end of period	900	1,208	404	146
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2006)
Value at beginning of period	$15.01	$12.88	$11.80	$11.43	$10.32	$8.34	$12.30	$12.12	$11.51
Value at end of period	$16.25	$15.01	$12.88	$11.80	$11.43	$10.32	$8.34	$12.30	$12.12
Number of accumulation units outstanding at end of period	706	717	734	737	749	762	842	802	798
COLUMBIA DIVERSIFIED EQUITY INCOME FUND (CLASS K)
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.26	$9.48	$8.35	$9.21
Value at end of period	$13.53	$12.26	$9.48	$8.35
Number of accumulation units outstanding at end of period	358	26	26	26
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.99	$10.48	$9.11	$10.12
Value at end of period	$15.48	$13.99	$10.48	$9.11
Number of accumulation units outstanding at end of period	421	495	562	36
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during August 2005)
Value at beginning of period	$20.92	$17.63	$14.97	$17.55	$16.25	$11.82	$20.14	$17.16	$14.26	$12.98
Value at end of period	$20.11	$20.92	$17.63	$14.97	$17.55	$16.25	$11.82	$20.14	$17.16	$14.26
Number of accumulation units outstanding at end of period	16,197	17,513	16,790	14,572	12,398	9,931	12,699	6,633	2,755	151
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$21.38	$16.49	$14.34	$14.90	$12.87	$9.60	$16.91	$14.57	$13.20	$11.38
Value at end of period	$23.63	$21.38	$16.49	$14.34	$14.90	$12.87	$9.60	$16.91	$14.57	$13.20
Number of accumulation units outstanding at end of period	29,501	37,565	33,988	29,978	28,152	29,512	32,250	27,536	13,316	2,790
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.02	$13.45	$11.61	$11.64	$10.24	$7.96	$14.05	$14.02	$11.81	$11.60
Value at end of period	$18.27	$17.02	$13.45	$11.61	$11.64	$10.24	$7.96	$14.05	$14.02	$11.81
Number of accumulation units outstanding at end of period	8,557	8,313	6,797	5,784	4,901	2,620	1,748	1,341	356	234
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.08	$13.42	$11.85	$11.98	$9.77	$7.71	$14.78	$11.78	$11.17	$10.18
Value at end of period	$19.87	$18.08	$13.42	$11.85	$11.98	$9.77	$7.71	$14.78	$11.78	$11.17
Number of accumulation units outstanding at end of period	3,265	3,735	4,211	3,863	3,439	3,903	4,448	4,374	3,715	677
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during July 2005)
Value at beginning of period	$23.66	$17.58	$15.04	$15.82	$12.49	$9.80	$14.81	$15.36	$13.30	$13.02
Value at end of period	$23.49	$23.66	$17.58	$15.04	$15.82	$12.49	$9.80	$14.81	$15.36	$13.30
Number of accumulation units outstanding at end of period	2,010	1,829	1,039	1,971	1,534	1,674	820	730	175	121
FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10	$8.59
Value at end of period	$14.14	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	4,902	5,256	3,854	2,893	2,629	2,072	158

CFI 419

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LAZARD U.S. MID CAP EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.16	$8.52	$8.19	$8.80	$7.24	$5.30	$8.28
Value at end of period	$12.56	$11.16	$8.52	$8.19	$8.80	$7.24	$5.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,275	1,539
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during October 2011)
Value at beginning of period	$16.64	$12.43	$10.84	$10.27
Value at end of period	$17.27	$16.64	$12.43	$10.84
Number of accumulation units outstanding at end of period	348	348	281	14
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.22	$14.16	$12.52	$13.20	$10.66	$8.52	$14.23	$14.33	$12.93	$12.58
Value at end of period	$20.07	$18.22	$14.16	$12.52	$13.20	$10.66	$8.52	$14.23	$14.33	$12.93
Number of accumulation units outstanding at end of period	563	528	840	758	669	590	2,100	2,542	1,533	1,172
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (TRUST CLASS)
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$11.42
Value at end of period	$16.56	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33
Number of accumulation units outstanding at end of period	395	0	0	212	0	0	0	445
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during April 2005)
Value at beginning of period	$21.88	$17.48	$14.65	$16.06	$14.43	$10.63	$17.32	$15.13	$12.78	$10.98
Value at end of period	$22.30	$21.88	$17.48	$14.65	$16.06	$14.43	$10.63	$17.32	$15.13	$12.78
Number of accumulation units outstanding at end of period	656	582	352	612	1,605	4,724	4,142	2,815	376	159
OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during April 2005)
Value at beginning of period	$39.11	$36.55	$30.62	$37.86	$30.19	$16.82	$32.77	$24.79	$20.05	$14.34
Value at end of period	$36.77	$39.11	$36.55	$30.62	$37.86	$30.19	$16.82	$32.77	$24.79	$20.05
Number of accumulation units outstanding at end of period	5,009	5,507	5,573	4,872	4,772	5,025	3,027	2,772	1,954	733
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2006)
Value at beginning of period	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$12.90
Value at end of period	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Number of accumulation units outstanding at end of period	591	4,697	330	655	573	445	405	265	28
PAX WORLD BALANCED FUND (INDIVIDUAL INVESTOR CLASS)
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.41	$13.41	$12.20	$12.59	$11.39	$9.51	$13.89	$12.86	$11.76	$11.68
Value at end of period	$16.44	$15.41	$13.41	$12.20	$12.59	$11.39	$9.51	$13.89	$12.86	$11.76
Number of accumulation units outstanding at end of period	1,712	1,913	4,103	7,379	7,375	7,812	8,284	2,044	2,148	291
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.09	$15.72	$14.64	$13.27	$12.43	$10.64	$11.59	$10.61	$10.66	$10.42
Value at end of period	$14.35	$14.09	$15.72	$14.64	$13.27	$12.43	$10.64	$11.59	$10.61	$10.66
Number of accumulation units outstanding at end of period	2,736	3,539	5,921	4,911	6,015	5,498	2,895	2,334	1,536	527
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73	$10.79
Value at end of period	$7.25	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	1,061	1,268	1,374	1,573	1,508	3,271	1,687	213

CFI 420

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2007)
Value at beginning of period	$18.00	$16.27	$14.19	$14.61	$12.54	$7.91	$12.40	$11.96
Value at end of period	$17.79	$18.00	$16.27	$14.19	$14.61	$12.54	$7.91	$12.40
Number of accumulation units outstanding at end of period	332	332	142	147	201	615	805	494
SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.29	$10.40	$8.63	$10.20	$8.27	$5.56
Value at end of period	$13.36	$13.29	$10.40	$8.63	$10.20	$8.27
Number of accumulation units outstanding at end of period	117	8	192	192	144	70
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during January 2006)
Value at beginning of period	$21.14	$20.94	$18.31	$18.99	$17.06	$14.54	$13.85	$12.65	$11.58
Value at end of period	$21.21	$21.14	$20.94	$18.31	$18.99	$17.06	$14.54	$13.85	$12.65
Number of accumulation units outstanding at end of period	14,551	16,260	19,447	18,742	15,016	13,970	15,691	5,250	820
THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.12	$11.49	$10.99	$10.45	$9.87	$8.73
Value at end of period	$11.60	$11.12	$11.49	$10.99	$10.45	$9.87
Number of accumulation units outstanding at end of period	142	3,635	3,976	3,939	346	156
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.70	$14.91	$12.52	$13.33	$12.02	$9.05	$15.03	$13.73	$12.54	$10.81
Value at end of period	$21.26	$19.70	$14.91	$12.52	$13.33	$12.02	$9.05	$15.03	$13.73	$12.54
Number of accumulation units outstanding at end of period	12,107	13,941	12,714	15,884	14,598	12,135	10,182	8,092	5,971	1,196
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.31	$14.77	$13.86	$13.59	$12.79	$11.50	$11.67	$10.80	$10.52	$10.56
Value at end of period	$14.86	$14.31	$14.77	$13.86	$13.59	$12.79	$11.50	$11.67	$10.80	$10.52
Number of accumulation units outstanding at end of period	6,876	6,778	8,135	7,419	9,372	3,412	4,007	2,928	1,440	213
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during 2009)
Value at beginning of period	$15.26	$13.24	$11.80	$12.10	$10.74	$9.12
Value at end of period	$16.00	$15.26	$13.24	$11.80	$12.10	$10.74
Number of accumulation units outstanding at end of period	122	141	315	315	235	120
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.36	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$10.76	$12.36	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	19,025	20,146	19,475	17,496	15,162	15,161	14,454	9,843
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during March 2013)
Value at beginning of period	$10.68	$10.99
Value at end of period	$11.06	$10.68
Number of accumulation units outstanding at end of period	234	29
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.18	$14.09	$12.32	$12.51	$11.10	$8.63	$14.01	$13.21	$11.71	$11.37
Value at end of period	$19.88	$18.18	$14.09	$12.32	$12.51	$11.10	$8.63	$14.01	$13.21	$11.71
Number of accumulation units outstanding at end of period	7,374	8,428	5,883	5,548	5,458	5,313	4,115	2,734	2,407	154

CFI 421

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$11.16
Value at end of period	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28
Number of accumulation units outstanding at end of period	4,395	6,643	6,723	7,825	7,142	826	1,461	702	110
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.95	$12.91	$11.42	$11.58	$10.29	$8.45	$13.64	$13.15	$11.62	$10.88
Value at end of period	$19.06	$16.95	$12.91	$11.42	$11.58	$10.29	$8.45	$13.64	$13.15	$11.62
Number of accumulation units outstanding at end of period	5,156	6,383	8,198	8,825	9,867	9,483	11,013	12,441	7,394	2,203
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$21.06	$15.85	$13.64	$13.97	$11.60	$8.92	$14.47	$12.88	$12.85	$11.53
Value at end of period	$22.79	$21.06	$15.85	$13.64	$13.97	$11.60	$8.92	$14.47	$13.88	$12.85
Number of accumulation units outstanding at end of period	6,284	7,482	8,076	8,395	8,394	8,118	7,354	10,749	6,754	2,003
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.33	$14.43	$13.00	$13.26	$10.93	$8.86	$13.51	$14.60	$12.98	$11.94
Value at end of period	$21.17	$20.33	$14.43	$13.00	$13.26	$10.93	$8.86	$13.51	$14.59	$12.98
Number of accumulation units outstanding at end of period	4,656	5,447	6,371	6,814	7,037	6,195	5,465	8,768	6,012	1,797
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.04	$14.24	$13.18	$12.41	$11.44	$10.38	$11.49	$10.97	$10.67	$10.58
Value at end of period	$14.80	$14.04	$14.24	$13.18	$12.41	$11.44	$10.38	$11.49	$10.97	$10.67
Number of accumulation units outstanding at end of period	40,881	50,235	50,490	30,287	8,328	8,043	7,379	8,986	3,404	1,770
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.71	$8.09	$6.90	$7.96	$7.47	$6.88
Value at end of period	$9.02	$9.71	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	14	6	320	320	345	320
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.67	$13.09	$11.12	$13.24	$13.08	$10.41	$18.42	$16.44	$12.86	$12.37
Value at end of period	$14.71	$15.67	$13.09	$11.12	$13.24	$13.08	$10.41	$18.42	$16.44	$12.86
Number of accumulation units outstanding at end of period	288	368	461	519	624	1,020	1,308	3,121	904	339
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.53	$12.01	$11.48
Value at end of period	$17.42	$15.53	$12.01
Number of accumulation units outstanding at end of period	6,000	6,174	3,939
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	9,543	12,622	11,919	13,419	10,244	8,760	9,979	7,901
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2008)
Value at beginning of period	$26.32	$20.20	$17.91	$18.23	$14.16	$10.14	$14.88
Value at end of period	$28.30	$26.32	$20.20	$17.91	$18.23	$14.16	$10.14
Number of accumulation units outstanding at end of period	4,178	5,230	4,343	2,274	967	423	715

CFI 422

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.49	$10.62	$10.75	$10.89	$11.00	$11.10	$10.95	$10.54	$10.18	$10.01
Value at end of period	$10.36	$10.49	$10.62	$10.75	$10.89	$11.00	$11.10	$10.95	$10.54	$10.18
Number of accumulation units outstanding at end of period	174,042	156,879	141,928	175,309	192,718	204,298	273,075	232,053	83,342	13,175
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$11.17
Value at end of period	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	1,281	1,230	1,487	1,488	1,362	1,204	997	856
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$22.59
Value at end of period	$23.66
Number of accumulation units outstanding at end of period	359
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63	$8.37
Value at end of period	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	2,749	747	3,202	2,870	2,775	2,745	2,745
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2014)
Value at beginning of period	$21.01
Value at end of period	$21.24
Number of accumulation units outstanding at end of period	240
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$23.38	$17.55	$15.39	$15.93	$13.11
Value at end of period	$25.66	$23.38	$17.55	$15.39	$15.93
Number of accumulation units outstanding at end of period	0	196	196	195	13
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91	$9.22
Value at end of period	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	2,921	1,999	1,566	1,258	998	771	355
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95	$9.49
Value at end of period	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	2,865	1,953	1,275	956	598	466	294
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$26.06	$18.97	$16.68	$16.75	$12.81	$9.90	$15.30	$15.09
Value at end of period	$27.18	$26.06	$18.97	$16.68	$16.75	$12.81	$9.90	$15.30
Number of accumulation units outstanding at end of period	3,443	3,213	2,429	1,768	3,056	132	0	337
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2006)
Value at beginning of period	$24.28	$17.85	$15.78	$16.39	$13.34	$10.59	$15.55	$14.87	$13.90
Value at end of period	$25.55	$24.28	$17.85	$15.78	$16.39	$13.34	$10.59	$15.55	$14.87
Number of accumulation units outstanding at end of period	1,583	2,245	1,912	3,272	3,074	3,250	1,907	293	92

CFI 423

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$12.18
Value at end of period	$14.05	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07
Number of accumulation units outstanding at end of period	6,197	6,069	11,592	11,195	10,407	7,272	763	763
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$14.07	$12.25	$10.93	$11.43	$9.83
Value at end of period	$14.67	$14.07	$12.25	$10.93	$11.43
Number of accumulation units outstanding at end of period	7,712	1,008	474	475	1,871
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.73	$12.39	$10.90	$10.82
Value at end of period	$15.37	$14.73	$12.39	$10.90
Number of accumulation units outstanding at end of period	627	572	14	14
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.10	$12.38	$11.90
Value at end of period	$15.82	$15.10	$12.38
Number of accumulation units outstanding at end of period	240	133	98
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$11.88
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	1,039
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35
Value at end of period	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34
Number of accumulation units outstanding at end of period	94	94	94	298	428	428	428
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$14.82	$13.39	$12.07	$12.01	$10.95	$9.40
Value at end of period	$15.61	$14.82	$13.39	$12.07	$12.01	$10.95
Number of accumulation units outstanding at end of period	2,649	855	678	483	2,103	58
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.86	$13.12	$11.55	$12.05	$10.79	$8.73	$13.82	$13.96
Value at end of period	$16.69	$15.86	$13.12	$11.55	$12.05	$10.79	$8.73	$13.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	797
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.67	$12.12	$11.82	$11.16	$10.65	$10.02
Value at end of period	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65
Number of accumulation units outstanding at end of period	385	339	78	295	3,195	461
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2006)
Value at beginning of period	$17.96	$13.77	$12.04	$11.98	$10.57	$8.48	$13.66	$13.13	$11.92
Value at end of period	$20.10	$17.96	$13.77	$12.04	$11.98	$10.57	$8.48	$13.66	$13.13
Number of accumulation units outstanding at end of period	1,155	1,257	1,388	1,479	1,519	1,536	1,579	1,432	1,514

CFI 424

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$22.90	$17.65	$15.36	$16.06	$13.33	$9.95	$13.71	$14.30	$13.10
Value at end of period	$25.43	$22.90	$17.65	$15.36	$16.06	$13.33	$9.95	$13.71	$14.30
Number of accumulation units outstanding at end of period	4,653	4,331	3,952	3,487	2,605	734	571	524	234
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$24.32	$17.74	$15.01	$14.87	$11.90	$8.91	$15.36	$14.66	$12.88	$12.62
Value at end of period	$25.06	$24.32	$17.74	$15.01	$14.87	$11.90	$8.91	$15.36	$14.66	$12.88
Number of accumulation units outstanding at end of period	1,781	1,127	657	759	554	659	1,129	1,330	955	411
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	1,202	1,140	4,072	993	569	486	508
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.91
Value at end of period	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99
Number of accumulation units outstanding at end of period	4,774	5,899	6,822	4,538	3,910	5,811	5,273	4,190
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.64	$11.76	$10.60	$11.26	$10.18	$7.83	$13.05	$12.68	$11.74
Value at end of period	$17.43	$15.64	$11.76	$10.60	$11.26	$10.18	$7.83	$13.05	$12.68
Number of accumulation units outstanding at end of period	277	893	713	546	22	45	317	322	66
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$15.21	$11.00	$9.76	$9.32
Value at end of period	$15.67	$15.21	$11.00	$9.76
Number of accumulation units outstanding at end of period	0	122	122	94
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$15.31
Value at end of period	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	1,644	1,557	1,608	1,438	3,488	2,409	653	482
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.90	$13.42	$11.46	$11.85	$10.42	$8.21	$13.08	$13.56	$11.85	$11.55
Value at end of period	$19.29	$17.90	$13.42	$11.46	$11.85	$10.42	$8.21	$13.08	$13.56	$11.85
Number of accumulation units outstanding at end of period	7,432	5,547	5,741	5,917	5,358	5,583	4,095	3,953	2,285	867
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2005)
Value at beginning of period	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$10.42
Value at end of period	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	1,519	394	0	0	0	0	0	616	80	80
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.56
Value at end of period	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65
Number of accumulation units outstanding at end of period	1,011	1,125	1,198	1,411	954	1,806	2,979	1,573	310

CFI 425

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$18.01
Value at end of period	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58
Number of accumulation units outstanding at end of period	2,242	2,096	1,345	475	1,767	920	689	687
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$22.50	$17.32	$14.61	$14.53	$11.96	$9.64	$14.58	$15.87
Value at end of period	$25.55	$22.50	$17.32	$14.61	$14.53	$11.96	$9.64	$14.58
Number of accumulation units outstanding at end of period	2,932	1,979	1,556	1,087	539	257	1,237	641
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.01
Value at end of period	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74
Number of accumulation units outstanding at end of period	203	156	135	135	0	0	1,126
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.49
Value at end of period	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	4,434	5,784	5,724	6,196	6,666	6,395	5,013	5,231	3,668	550
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$18.71	$16.87	$14.70	$14.99	$12.75	$8.65
Value at end of period	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	2,007	2,050	1,720	1,148	619	286
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93	$10.67
Value at end of period	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	106,893	94,859	80,648	68,491	70,888	80,109	73,734	74,238	31,061	3,399
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$12.51
Value at end of period	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39
Number of accumulation units outstanding at end of period	427	1,247	1,081	2,729	1,159	1,142	1,461	186
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$18.21	$14.22	$12.28	$12.55	$11.05	$8.95	$14.10	$13.85	$11.78	$11.73
Value at end of period	$19.33	$18.21	$14.22	$12.28	$12.55	$11.05	$8.95	$14.10	$13.85	$11.78
Number of accumulation units outstanding at end of period	12,248	15,495	12,030	10,941	8,319	7,996	4,172	6,826	3,426	569
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.86	$15.17	$12.92	$13.22	$11.46	$8.12	$14.22	$13.10	$11.71	$10.54
Value at end of period	$22.39	$20.86	$15.17	$12.92	$13.22	$11.46	$8.12	$14.22	$13.10	$11.71
Number of accumulation units outstanding at end of period	6,421	5,914	5,267	4,710	3,314	2,957	3,182	3,090	1,793	764
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$13.89
Value at end of period	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22
Number of accumulation units outstanding at end of period	306	306	288	573	492	371	227	178	26

CFI 426

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	7,800	9,194	9,621	1,476	1,695	950	138
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$13.38	$10.37	$8.63	$8.77
Value at end of period	$12.85	$13.38	$10.37	$8.63
Number of accumulation units outstanding at end of period	0	330	330	250
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48	$10.54
Value at end of period	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	1,592	1,395	1,500	1,472	1,068	679	826	140
WANGER SELECT
(Funds were first received in this option during July 2006)
Value at beginning of period	$21.38	$16.09	$13.75	$16.92	$13.53	$8.25	$16.39	$15.18	$12.90
Value at end of period	$21.78	$21.38	$16.09	$13.75	$16.92	$13.53	$8.25	$16.39	$15.18
Number of accumulation units outstanding at end of period	2,911	3,188	3,249	4,470	4,320	2,936	1,423	1,707	809
WANGER USA
(Funds were first received in this option during August 2005)
Value at beginning of period	$21.81	$16.51	$13.93	$14.61	$12.00	$8.54	$14.34	$13.78	$12.93	$12.50
Value at end of period	$22.56	$21.81	$16.51	$13.93	$14.61	$12.00	$8.54	$14.34	$13.78	$12.93
Number of accumulation units outstanding at end of period	3,057	2,997	2,734	2,564	1,925	1,695	1,746	2,632	1,762	913
WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.91	$13.76	$12.38	$11.72	$10.47	$8.91	$13.50	$13.15	$11.29	$10.75
Value at end of period	$19.66	$17.91	$13.76	$12.38	$11.72	$10.47	$8.91	$13.50	$13.15	$11.29
Number of accumulation units outstanding at end of period	13,152	12,872	10,266	10,349	9,038	7,601	7,367	7,605	1,779	1,274

TABLE 52
FOR CONTRACTS ISSUED TO PENNSYLVANIA ARP WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND (INVESTOR A
SHARES)
(Funds were first received in this option during July 2012)
Value at beginning of period	$23.23	$17.54	$15.70
Value at end of period	$24.56	$23.23	$17.54
Number of accumulation units outstanding at end of period	648	325	37,744
EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$22.17	$18.57	$15.67	$18.26	$16.80	$12.16	$17.95
Value at end of period	$21.44	$22.17	$18.57	$15.67	$18.26	$16.80	$12.16
Number of accumulation units outstanding at end of period	132	120	16,279	26,203	7,109	2,093

CFI 427

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.99	$19.93	$17.23	$17.79	$15.28	$11.33	$19.84	$16.98	$15.30	$13.17
Value at end of period	$28.91	$25.99	$19.93	$17.23	$17.79	$15.28	$11.33	$19.84	$16.98	$15.30
Number of accumulation units outstanding at end of period	1,200	796	130,908	124,244	115,986	118,813	103,341	84,797	66,268	36,587
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2006)
Value at beginning of period	$18.60	$14.61	$12.54	$12.50	$10.92	$8.44	$14.82	$14.69	$14.03
Value at end of period	$20.09	$18.60	$14.61	$12.54	$12.50	$10.92	$8.44	$14.82	$14.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	132
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$16.95	$12.51	$10.98	$11.03	$8.94	$7.02	$13.36	$10.60	$9.98	$9.50
Value at end of period	$18.74	$16.95	$12.51	$10.98	$11.03	$8.94	$7.02	$13.36	$10.60	$9.98
Number of accumulation units outstanding at end of period	0	0	85	66	18	18	0	3,249	2,957	6,815
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2006)
Value at beginning of period	$19.95	$15.40	$12.83	$15.59	$13.88	$11.04	$19.77	$16.96	$15.70
Value at end of period	$18.22	$19.95	$15.40	$12.83	$15.59	$13.88	$11.04	$19.77	$16.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	177
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$30.44	$22.49	$19.12	$20.00	$15.70	$12.23	$18.38	$18.95	$16.31	$15.09
Value at end of period	$30.42	$30.44	$22.49	$19.12	$20.00	$15.70	$12.23	$18.38	$18.95	$16.31
Number of accumulation units outstanding at end of period	267	212	42,711	49,952	47,308	51,227	42,902	34,672	27,856	17,772
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.18	$15.71	$13.89	$13.99	$12.85	$10.08	$14.53	$13.52	$11.66	$11.15
Value at end of period	$21.68	$20.18	$15.71	$13.89	$13.99	$12.85	$10.08	$14.53	$13.52	$11.66
Number of accumulation units outstanding at end of period	0	0	5,860	3,286	7,328	952	659	483	386	285
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$22.83	$17.63	$15.49	$16.24	$13.04	$10.36	$17.20	$17.21	$15.44	$14.36
Value at end of period	$25.29	$22.83	$17.63	$15.49	$16.24	$13.04	$10.36	$17.20	$17.21	$15.44
Number of accumulation units outstanding at end of period	0	0	0	31,932	32,980	32,612	27,616	23,885	22,848	17,040
NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during November 2008)
Value at beginning of period	$23.18	$18.40	$15.34	$16.71	$14.92	$10.93	$11.15
Value at end of period	$23.76	$23.18	$18.40	$15.34	$16.71	$14.92	$10.93
Number of accumulation units outstanding at end of period	114	101	31,999	22,285	19,309	3,794	35
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2008)
Value at beginning of period	$14.93	$16.55	$15.32	$13.81	$12.86	$10.93	$10.74
Value at end of period	$15.29	$14.93	$16.55	$15.32	$13.81	$12.86	$10.93
Number of accumulation units outstanding at end of period	168	123	51,742	32,027	21,453	8,383	1,763
THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during July 2008)
Value at beginning of period	$20.87	$15.70	$13.11	$13.87	$12.43	$9.30	$13.92
Value at end of period	$22.66	$20.87	$15.70	$13.11	$13.87	$12.43	$9.30
Number of accumulation units outstanding at end of period	201	195	20,240	17,793	16,146	12,470	6,653
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during 2008)
Value at beginning of period	$17.02	$17.42	$16.24	$15.83	$14.81	$13.24	$13.35
Value at end of period	$17.83	$17.02	$17.42	$16.24	$15.83	$14.81	$13.24
Number of accumulation units outstanding at end of period	86	68	50,442	42,492	37,354	32,023	26,533
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.01	$14.67	$12.99	$13.25	$11.69	$9.87	$13.82	$13.17	$12.05	$11.64
Value at end of period	$17.95	$17.01	$14.67	$12.99	$13.25	$11.69	$9.87	$13.82	$13.17	$12.05
Number of accumulation units outstanding at end of period	0	0	0	0	5	5	0	4,060	3,240	2,334

CFI 428

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.40	$15.10	$14.08	$13.67	$11.88	$9.83	$11.71	$10.84	$10.06	$9.90
Value at end of period	$14.37	$14.40	$15.10	$14.08	$13.67	$11.88	$9.83	$11.71	$10.84	$10.06
Number of accumulation units outstanding at end of period	254	217	51,284	53,122	43,178	49,818	50,046	32,830	16,375	5,153
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$17.10	$12.95	$11.39	$11.47	$10.13	$8.28	$13.27	$12.71	$11.17	$10.67
Value at end of period	$19.34	$17.10	$12.95	$11.39	$11.47	$10.13	$8.28	$13.27	$12.71	$11.17
Number of accumulation units outstanding at end of period	0	0	0	9,587	8,036	7,701	5,587	4,516	7,331	5,166
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.87	$19.35	$16.55	$16.85	$13.91	$10.63	$17.14	$16.35	$15.04	$13.62
Value at end of period	$28.16	$25.87	$19.35	$16.55	$16.85	$13.91	$10.63	$17.14	$16.35	$15.04
Number of accumulation units outstanding at end of period	0	0	0	13,601	10,464	10,975	8,978	7,405	6,136	5,096
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.69	$18.12	$16.23	$16.46	$13.48	$10.87	$16.47	$17.68	$15.64	$14.62
Value at end of period	$26.91	$25.69	$18.12	$16.23	$16.46	$13.48	$10.87	$16.47	$17.68	$15.64
Number of accumulation units outstanding at end of period	0	0	0	13,064	11,416	11,114	8,918	5,179	5,326	4,700
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.20	$17.33	$15.95	$14.92	$13.68	$12.34	$13.57	$12.88	$12.46	$12.16
Value at end of period	$18.23	$17.20	$17.33	$15.95	$14.92	$13.68	$12.34	$13.57	$12.88	$12.46
Number of accumulation units outstanding at end of period	30	25	19,660	20,546	18,383	24,684	26,899	25,109	24,875	9,451
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.75	$13.90	$11.74	$13.89	$13.64	$10.80	$18.99	$16.85	$13.10	$12.05
Value at end of period	$15.82	$16.75	$13.90	$11.74	$13.89	$13.64	$10.80	$18.99	$16.85	$13.10
Number of accumulation units outstanding at end of period	0	0	0	38,063	35,172	47,867	46,818	24,300	20,602	16,355
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39	$8.36
Value at end of period	$14.14	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39
Number of accumulation units outstanding at end of period	509	400	145,316	159,892	140,635	165,403	156,727
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.58	$11.58	$11.62	$11.69	$11.74	$11.78	$11.55	$11.05	$10.61	$10.36
Value at end of period	$11.58	$11.58	$11.58	$11.62	$11.69	$11.74	$11.78	$11.55	$11.05	$10.61
Number of accumulation units outstanding at end of period	698	565	163,060	133,047	116,976	94,439	68,430	37,109	15,836	6,017
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.99	$10.66	$10.09
Value at end of period	$15.69	$13.99	$10.66
Number of accumulation units outstanding at end of period	388	166	15,086
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$15.54	$11.66	$10.60
Value at end of period	$17.40	$15.54	$11.66
Number of accumulation units outstanding at end of period	211	137	41,469
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$16.72	$12.13	$11.07
Value at end of period	$17.43	$16.72	$12.13
Number of accumulation units outstanding at end of period	298	240	43,670
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$26.87	$19.64	$17.26	$17.81	$14.42	$11.37	$16.61	$15.78	$13.60	$12.41
Value at end of period	$28.45	$26.87	$19.64	$17.26	$17.81	$14.42	$11.37	$16.61	$15.78	$13.60
Number of accumulation units outstanding at end of period	0	0	34	14	0	0	0	2,480	2,009	1,277

CFI 429

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$16.54	$14.85	$13.31	$13.16	$11.93	$10.19	$13.41	$12.76	$11.85	$11.49
Value at end of period	$17.52	$16.54	$14.85	$13.31	$13.16	$11.93	$10.19	$13.41	$12.76	$11.85
Number of accumulation units outstanding at end of period	0	0	0	8,786	7,205	6,032	4,533	3,001	2,574	1,681
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.98	$13.96	$12.22	$12.67	$11.28	$9.06	$14.27	$13.67	$12.16	$11.52
Value at end of period	$17.97	$16.98	$13.96	$12.22	$12.67	$11.28	$9.06	$14.27	$13.67	$12.16
Number of accumulation units outstanding at end of period	0	0	0	6,658	5,424	2,422	1,561	1,139	516	3,070
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.66	$14.38	$12.75	$12.90	$11.59	$9.58	$13.87	$13.23	$11.98	$11.51
Value at end of period	$17.66	$16.66	$14.38	$12.75	$12.90	$11.59	$9.58	$13.87	$13.23	$11.98
Number of accumulation units outstanding at end of period	0	0	0	3,411	2,283	1,180	292	396	529	384
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.68	$22.91	$19.25	$18.95	$15.08	$11.23	$19.24	$18.22	$15.87	$14.84
Value at end of period	$32.92	$31.68	$22.91	$19.25	$18.95	$15.08	$11.23	$19.24	$18.22	$15.87
Number of accumulation units outstanding at end of period	353	144	29,291	25,482	26,229	25,035	19,813	14,632	10,483	6,333
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.40	$13.22	$11.51	$10.58	$8.35
Value at end of period	$17.29	$13.40	$13.22	$11.51	$10.58
Number of accumulation units outstanding at end of period	79	59	38,060	22,569	17,167
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.70	$15.40	$13.05	$13.41	$11.73	$9.18	$14.55	$14.97	$12.97	$12.58
Value at end of period	$22.51	$20.70	$15.40	$13.05	$13.41	$11.73	$9.18	$14.55	$14.97	$12.97
Number of accumulation units outstanding at end of period	132	114	14,935	19,675	18,999	18,348	12,509	11,193	9,784	10,377
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.52	$14.11	$12.59	$12.81	$11.48	$9.42	$12.37	$12.03	$10.74	$9.82
Value at end of period	$18.96	$17.52	$14.11	$12.59	$12.81	$11.48	$9.42	$12.37	$12.03	$10.74
Number of accumulation units outstanding at end of period	227	188	30,563	38,499	35,179	25,214	20,796	13,182	12,528	8,594
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$19.21	$15.21	$12.58	$13.78	$11.95	$8.62	$14.54	$13.73	$11.71	$10.02
Value at end of period	$19.53	$19.21	$15.21	$12.58	$13.78	$11.95	$8.62	$14.54	$13.73	$11.71
Number of accumulation units outstanding at end of period	118	102	62,017	60,213	53,085	50,515	46,865	54,046	43,001	26,655
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2012)
Value at beginning of period	$19.77	$16.29	$15.23
Value at end of period	$22.03	$19.77	$16.29
Number of accumulation units outstanding at end of period	72	50	42,878
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$22.31	$16.12	$13.65	$13.89	$11.96	$8.42	$14.67	$13.43	$11.93	$11.31
Value at end of period	$24.09	$22.31	$16.12	$13.65	$13.89	$11.96	$8.42	$14.67	$13.43	$11.93
Number of accumulation units outstanding at end of period	185	133	44,737	25,717	15,653	11,083	9,513	7,777	6,339	14,012
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31	$10.20
Value at end of period	$10.27	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31
Number of accumulation units outstanding at end of period	966	350	60,377	352	286	218	46
WANGER SELECT
(Funds were first received in this option during March 2009)
Value at beginning of period	$22.65	$16.94	$14.40	$17.60	$14.00	$8.18
Value at end of period	$23.21	$22.65	$16.94	$14.40	$17.60	$14.00
Number of accumulation units outstanding at end of period	73	73	9,795	17,209	14,372	3,456

CFI 430

Condensed Financial Information (continued)

TABLE 53

FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.10% (Selected data for accumulation units outstanding throughout each period)

2014

TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.03
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	88,546

TABLE 54

FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40% (Selected data for accumulation units outstanding throughout each period)

2014

TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2014)
Value at beginning of period	$11.32
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	3

TABLE 55

FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05% (Selected data for accumulation units outstanding throughout each period)

2014

TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2014)
Value at beginning of period	$11.27
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	48,846

CFI 431

Condensed Financial Information (continued)

TABLE 56

FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15% (Selected data for accumulation units outstanding throughout each period)

2014

TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2014)
Value at beginning of period	$11.08
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	3,312

CFI 432

FOR MASTER APPLICATIONS ONLY
I hereby acknowledge receipt of a Variable Annuity Account C prospectus dated May 1, 2015.
Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.01107-15)
dated May 1, 2015.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.01107-15

PART B

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Multiple Sponsored Retirement Options

Statement of Additional Information dated May 1, 2015

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2015. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06199-0063
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
		Page
General Information and History		2
Variable Annuity Account C		2
Offering and Purchase of Contracts		3
Income Phase Payments		3
Sales Material and Advertising		4
Experts		5
Financial Statements of the Separate Account	S	-1
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C	-1

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “FEES” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “CONTRACT PURCHASE AND PARTICIPATION,” “CONTRACT OWNERSHIP AND RIGHTS” and “YOUR ACCOUNT VALUE.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2014, 2013 and 2012 amounted to $50,785,659.69, $54,391,135.63 and $54,904,926.87, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases Annuity Units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “YOUR ACCOUNT VALUE” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

3

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

4

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2014, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA

30308.

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2014
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2014

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Voya Retirement Insurance and Annuity Company

We have audited the accompanying financial statements of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2014, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2014 and 2013. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity Account C of Voya Retirement Insurance and Annuity Company at December 31, 2014, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2014 and 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 9, 2015

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Assets
Investments in mutual funds
at fair value	$32	$4,057	$90	$408	$51
Total assets	32	4,057	90	408	51
Net assets	$32	$4,057	$90	$408	$51

Net assets
Accumulation units	$32	$4,057	$90	$408	$51
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$32	$4,057	$90	$408	$51

Total number of mutual fund shares	4,096	172,507	2,507	12,471	2,476

Cost of mutual fund shares	$32	$4,057	$92	$416	$50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$442	$35	$231	$—	$423
Total assets	442	35	231	—	423
Net assets	$442	$35	$231	$—	$423

Net assets
Accumulation units	$442	$35	$231	$—	$423
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$442	$35	$231	$—	$423

Total number of mutual fund shares	10,300	8,142	5,860	13	21,558

Cost of mutual fund shares	$394	$36	$245	$—	$428

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianceBernstein Growth and Income Fund - Class A
Assets
Investments in mutual funds
at fair value	$27,172	$39,632	$1,335	$3,775	$201
Total assets	27,172	39,632	1,335	3,775	201
Net assets	$27,172	$39,632	$1,335	$3,775	$201

Net assets
Accumulation units	$27,077	$39,107	$1,335	$3,775	$201
Contracts in payout (annuitization)	95	525	—	—	—
Total net assets	$27,172	$39,632	$1,335	$3,775	$201

Total number of mutual fund shares	495,117	966,404	65,014	415,755	36,571

Cost of mutual fund shares	$19,487	$25,800	$1,264	$3,495	$140

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	AllianceBernstein Growth and Income Portfolio - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$443	$261	$27	$548	$42,462
Total assets	443	261	27	548	42,462
Net assets	$443	$261	$27	$548	$42,462

Net assets
Accumulation units	$443	$261	$27	$548	$42,462
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$443	$261	$27	$548	$42,462

Total number of mutual fund shares	14,763	15,263	1,255	21,302	1,239,417

Cost of mutual fund shares	$350	$173	$19	$621	$34,110

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Income & Growth Fund - A Class
Assets
Investments in mutual funds
at fair value	$74,812	$7,317	$64	$29,023	$10,906
Total assets	74,812	7,317	64	29,023	10,906
Net assets	$74,812	$7,317	$64	$29,023	$10,906

Net assets
Accumulation units	$74,812	$7,317	$64	$29,023	$10,906
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$74,812	$7,317	$64	$29,023	$10,906

Total number of mutual fund shares	1,604,041	296,832	2,614	2,497,708	288,453

Cost of mutual fund shares	$55,806	$5,626	$65	$32,179	$8,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Funds American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$2,170	$67,392	$2,154	$697	$11,912
Total assets	2,170	67,392	2,154	697	11,912
Net assets	$2,170	$67,392	$2,154	$697	$11,912

Net assets
Accumulation units	$2,170	$67,392	$2,154	$697	$11,912
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,170	$67,392	$2,154	$697	$11,912

Total number of mutual fund shares	41,787	1,297,001	58,179	12,992	165,863

Cost of mutual fund shares	$1,865	$53,228	$2,030	$629	$11,361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
Assets
Investments in mutual funds
at fair value	$13,092	$47,419	$1,697	$21	$16,783
Total assets	13,092	47,419	1,697	21	16,783
Net assets	$13,092	$47,419	$1,697	$21	$16,783

Net assets
Accumulation units	$13,092	$47,419	$1,697	$21	$16,783
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$13,092	$47,419	$1,697	$21	$16,783

Total number of mutual fund shares	436,993	1,165,376	68,170	954	785,737

Cost of mutual fund shares	$11,963	$49,158	$1,431	$23	$16,722

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A Shares
Assets
Investments in mutual funds
at fair value	$9,317	$53,491	$775	$6,678	$100
Total assets	9,317	53,491	775	6,678	100
Net assets	$9,317	$53,491	$775	$6,678	$100

Net assets
Accumulation units	$9,317	$53,259	$775	$6,678	$100
Contracts in payout (annuitization)	—	232	—	—	—
Total net assets	$9,317	$53,491	$775	$6,678	$100

Total number of mutual fund shares	727,347	26,080,451	16,908	86,879	3,301

Cost of mutual fund shares	$9,181	$48,653	$627	$6,247	$99

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z Shares	Columbia Mid Cap Value Fund - Class A Shares	Columbia Mid Cap Value Fund - Class Z Shares	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Assets
Investments in mutual funds
at fair value	$58	$10,416	$2	$288	$—
Total assets	58	10,416	2	288	—
Net assets	$58	$10,416	$2	$288	$—

Net assets
Accumulation units	$58	$10,416	$2	$288	$—
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$58	$10,416	$2	$288	$—

Total number of mutual fund shares	1,829	611,990	108	10,416	4

Cost of mutual fund shares	$58	$10,354	$2	$295	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund
Assets
Investments in mutual funds
at fair value	$4,462	$692	$24	$393	$302
Total assets	4,462	692	24	393	302
Net assets	$4,462	$692	$24	$393	$302

Net assets
Accumulation units	$4,462	$692	$24	$393	$302
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,462	$692	$24	$393	$302

Total number of mutual fund shares	496,961	13,174	805	9,333	1,669

Cost of mutual fund shares	$4,486	$710	$25	$338	$283

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R Shares	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Institutional Class
Assets
Investments in mutual funds
at fair value	$746	$93	$7,100	$295,528	$934
Total assets	746	93	7,100	295,528	934
Net assets	$746	$93	$7,100	$295,528	$934

Net assets
Accumulation units	$746	$93	$7,100	$295,528	$934
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$746	$93	$7,100	$295,528	$934

Total number of mutual fund shares	3,353	4,958	153,539	6,388,423	34,408

Cost of mutual fund shares	$529	$104	$6,075	$259,634	$916

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$301,864	$292,498	$12,151	$29,883	$1,379,550
Total assets	301,864	292,498	12,151	29,883	1,379,550
Net assets	$301,864	$292,498	$12,151	$29,883	$1,379,550

Net assets
Accumulation units	$297,811	$291,652	$12,104	$29,883	$1,370,137
Contracts in payout (annuitization)	4,053	846	47	—	9,413
Total net assets	$301,864	$292,498	$12,151	$29,883	$1,379,550

Total number of mutual fund shares	12,437,722	4,607,714	2,201,346	1,598,032	36,925,866

Cost of mutual fund shares	$271,382	$147,172	$12,819	$26,271	$1,010,211
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class
Assets
Investments in mutual funds
at fair value	$176,091	$29,464	$22,661	$2,593	$97
Total assets	176,091	29,464	22,661	2,593	97
Net assets	$176,091	$29,464	$22,661	$2,593	$97

Net assets
Accumulation units	$176,091	$29,464	$22,661	$2,593	$97
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$176,091	$29,464	$22,661	$2,593	$97

Total number of mutual fund shares	846,103	781,959	1,321,362	79,971	565

Cost of mutual fund shares	$116,686	$23,948	$19,215	$2,395	$93

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR Shares	Growth Fund of America® - Class R-3
Assets
Investments in mutual funds
at fair value	$3	$306	$132,108	$3	$16,720
Total assets	3	306	132,108	3	16,720
Net assets	$3	$306	$132,108	$3	$16,720

Net assets
Accumulation units	$3	$306	$130,622	$3	$16,720
Contracts in payout (annuitization)	—	—	1,486	—	—
Total net assets	$3	$306	$132,108	$3	$16,720

Total number of mutual fund shares	94	8,461	5,918,839	113	397,894

Cost of mutual fund shares	$4	$327	$91,051	$3	$12,837

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y
Assets
Investments in mutual funds
at fair value	$380,060	$—	$5	$2,622	$31
Total assets	380,060	—	5	2,622	31
Net assets	$380,060	$—	$5	$2,622	$31

Net assets
Accumulation units	$380,060	$—	$5	$2,622	$31
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$380,060	$—	$5	$2,622	$31

Total number of mutual fund shares	8,970,020	2	187	121,917	546

Cost of mutual fund shares	$280,678	$—	$5	$2,243	$31

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$147	$282	$40	$102	$82
Total assets	147	282	40	102	82
Net assets	$147	$282	$40	$102	$82

Net assets
Accumulation units	$147	$282	$40	$102	$82
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$147	$282	$40	$102	$82

Total number of mutual fund shares	4,690	4,567	3,329	2,472	2,280

Cost of mutual fund shares	$126	$173	$41	$71	$56

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class Shares	JPMorgan Government Bond Fund - Select Class Shares	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I
Assets
Investments in mutual funds
at fair value	$68	$426	$—	$4,184	$96
Total assets	68	426	—	4,184	96
Net assets	$68	$426	$—	$4,184	$96

Net assets
Accumulation units	$68	$426	$—	$4,184	$96
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$68	$426	$—	$4,184	$96

Total number of mutual fund shares	4,746	38,935	2	225,560	435

Cost of mutual fund shares	$66	$432	$—	$3,145	$95

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$348	$14,315	$373	$—	$274
Total assets	348	14,315	373	—	274
Net assets	$348	$14,315	$373	$—	$274

Net assets
Accumulation units	$348	$14,315	$373	$—	$274
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$348	$14,315	$373	—	$274

Total number of mutual fund shares	20,200	419,929	32,031	6	12,338

Cost of mutual fund shares	$330	$12,968	$374	$—	$287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Assets
Investments in mutual funds
at fair value	$1,258	$1,155	$1,254	$265	$104,586
Total assets	1,258	1,155	1,254	265	104,586
Net assets	$1,258	$1,155	$1,254	$265	$104,586

Net assets
Accumulation units	$1,258	$1,155	$1,254	$265	$103,710
Contracts in payout (annuitization)	—	—	—	—	876
Total net assets	$1,258	$1,155	$1,254	$265	$104,586

Total number of mutual fund shares	113,360	44,653	47,720	19,674	4,019,437

Cost of mutual fund shares	$1,257	$751	$1,401	$282	$67,455

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3
Assets
Investments in mutual funds
at fair value	$2	$722	$10,611	$1	$13
Total assets	2	722	10,611	1	13
Net assets	$2	$722	$10,611	$1	$13

Net assets
Accumulation units	$2	$722	$10,611	$1	$13
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2	$722	$10,611	$1	$13

Total number of mutual fund shares	158	29,451	972,568	35	404

Cost of mutual fund shares	$2	$573	$10,455	$1	$14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	American Funds New World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$473	$13,345	$2,112	$121,851	$27
Total assets	473	13,345	2,112	121,851	27
Net assets	$473	$13,345	$2,112	$121,851	$27

Net assets
Accumulation units	$473	$13,345	$2,112	$121,851	$27
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$473	$13,345	$2,112	$121,851	$27

Total number of mutual fund shares	7,987	625,929	59,351	3,397,963	503

Cost of mutual fund shares	$484	$12,709	$1,844	$97,099	$30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Nuveen Global Infrastructure Fund - Class I	Nuveen U.S. Infrastructure Income Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Assets
Investments in mutual funds
at fair value	$1,197	$204	$104	$249,694	$38,711
Total assets	1,197	204	104	249,694	38,711
Net assets	$1,197	$204	$104	$249,694	$38,711

Net assets
Accumulation units	$1,197	$204	$104	$249,694	$38,711
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,197	$204	$104	$249,694	$38,711

Total number of mutual fund shares	111,134	10,021	1,760	7,029,682	1,104,129

Cost of mutual fund shares	$1,281	$203	$90	$181,324	$36,740

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small Company Fund - Class Y	Oppenheimer Discovery Mid Cap Growth Fund/VA
Assets
Investments in mutual funds
at fair value	$21	$57	$10	$12	$15
Total assets	21	57	10	12	15
Net assets	$21	$57	$10	$12	$15

Net assets
Accumulation units	$21	$57	$10	$12	$—
Contracts in payout (annuitization)	—	—	—	—	15
Total net assets	$21	$57	$10	$12	$15

Total number of mutual fund shares	1,556	9,555	281	384	187

Cost of mutual fund shares	$32	$58	$10	$12	$15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Small Cap FundSM
Assets
Investments in mutual funds
at fair value	$222	$98	$74	$28,354	$—
Total assets	222	98	74	28,354	—
Net assets	$222	$98	$74	$28,354	$—

Net assets
Accumulation units	$222	$98	$—	$28,354	$—
Contracts in payout (annuitization)	—	—	74	—	—
Total net assets	$222	$98	$74	$28,354	$—

Total number of mutual fund shares	5,609	18,504	2,205	1,067,539	—

Cost of mutual fund shares	$149	$98	$48	$23,921	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Parnassus Core Equity FundSM - Investor Shares	Pax World Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares
Assets
Investments in mutual funds
at fair value	$17,371	$44,918	$14	$127,404	$8,438
Total assets	17,371	44,918	14	127,404	8,438
Net assets	$17,371	$44,918	$14	$127,404	$8,438

Net assets
Accumulation units	$17,371	$44,918	$14	$127,404	$8,438
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$17,371	$44,918	$14	$127,404	$8,438

Total number of mutual fund shares	426,899	1,895,271	3,237	9,945,646	243,372

Cost of mutual fund shares	$15,734	$42,102	$16	$140,850	$8,157

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I Shares
Assets
Investments in mutual funds
at fair value	$2,023	$1,354	$10,371	$9	$23,270
Total assets	2,023	1,354	10,371	9	23,270
Net assets	$2,023	$1,354	$10,371	$9	$23,270

Net assets
Accumulation units	$2,023	$1,354	$10,371	$9	$23,270
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,023	$1,354	$10,371	$9	$23,270

Total number of mutual fund shares	207,743	126,170	478,125	311	2,411,380

Cost of mutual fund shares	$2,144	$1,407	$12,818	$9	$25,157

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K Shares	Columbia Diversified Equity Income Fund - Class R4 Shares	Royce Total Return Fund - K Class	SMALLCAP World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$23	$10,975	$114	$2	$11,841
Total assets	23	10,975	114	2	11,841
Net assets	$23	$10,975	$114	$2	$11,841

Net assets
Accumulation units	$23	$10,975	$114	$2	$11,841
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$23	$10,975	$114	$2	$11,841

Total number of mutual fund shares	1,480	784,517	8,170	151	263,307

Cost of mutual fund shares	$25	$9,012	$88	$2	$11,292

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$1,035	$330	$1,602	$38,088	$180,054
Total assets	1,035	330	1,602	38,088	180,054
Net assets	$1,035	$330	$1,602	$38,088	$180,054

Net assets
Accumulation units	$1,035	$330	$1,602	$38,088	$180,054
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,035	$330	$1,602	$38,088	$180,054

Total number of mutual fund shares	36,494	9,653	229,800	3,069,152	14,450,595

Cost of mutual fund shares	$876	$278	$1,665	$40,341	$188,668

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio
Assets
Investments in mutual funds
at fair value	$4	$45	$9,095	$116	$249
Total assets	4	45	9,095	116	249
Net assets	$4	$45	$9,095	$116	$249

Net assets
Accumulation units	$4	$45	$9,095	$116	$249
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4	$45	$9,095	$116	$249

Total number of mutual fund shares	117	1,682	776,044	6,194	10,798

Cost of mutual fund shares	$4	$46	$11,443	$82	$189

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y Shares	Victory Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Growth Opportunities Fund - Class A
Assets
Investments in mutual funds
at fair value	$24	$6	$25	$299,629	$100
Total assets	24	6	25	299,629	100
Net assets	$24	$6	$25	$299,629	$100

Net assets
Accumulation units	$24	$6	$25	$281,841	$100
Contracts in payout (annuitization)	—	—	—	17,788	—
Total net assets	$24	$6	$25	$299,629	$100

Total number of mutual fund shares	985	167	660	20,466,452	3,188

Cost of mutual fund shares	$21	$6	$23	$245,763	$91

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$7	$2,025	$3,484	$1,774	$351,128
Total assets	7	2,025	3,484	1,774	351,128
Net assets	$7	$2,025	$3,484	$1,774	$351,128

Net assets
Accumulation units	$7	$2,025	$3,484	$1,774	$337,109
Contracts in payout (annuitization)	—	—	—	—	14,019
Total net assets	$7	$2,025	$3,484	$1,774	$351,128

Total number of mutual fund shares	524	102,157	401,397	175,596	27,219,230

Cost of mutual fund shares	$7	$1,557	$3,590	$1,767	$339,985

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Institutional Class	Voya Global Resources Portfolio - Service Class	Voya High Yield Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$981	$922	$25	$82,002	$44
Total assets	981	922	25	82,002	44
Net assets	$981	$922	$25	$82,002	$44

Net assets
Accumulation units	$981	$922	$25	$82,002	$44
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$981	$922	$25	$82,002	$44

Total number of mutual fund shares	76,465	83,865	1,341	4,454,226	4,309

Cost of mutual fund shares	$975	$927	$31	$82,838	$45

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$31,277	$24,624	$210	$434,528	$5,413
Total assets	31,277	24,624	210	434,528	5,413
Net assets	$31,277	$24,624	$210	$434,528	$5,413

Net assets
Accumulation units	$31,277	$24,624	$210	$433,537	$5,413
Contracts in payout (annuitization)	—	—	—	991	—
Total net assets	$31,277	$24,624	$210	$434,528	$5,413

Total number of mutual fund shares	3,093,667	2,438,062	11,014	21,672,218	274,496

Cost of mutual fund shares	$32,656	$25,553	$156	$351,368	$5,087

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$24	$384,229	$1,681	$19	$17,240
Total assets	24	384,229	1,681	19	17,240
Net assets	$24	$384,229	$1,681	$19	$17,240

Net assets
Accumulation units	$24	$380,027	$1,681	$19	$16,970
Contracts in payout (annuitization)	—	4,202	—	—	270
Total net assets	$24	$384,229	$1,681	$19	$17,240

Total number of mutual fund shares	1,965	30,738,309	135,920	1,884	1,103,004

Cost of mutual fund shares	$21	$290,786	$1,665	$19	$13,356
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class I	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$382	$12,284	$19,708	$43	$7
Total assets	382	12,284	19,708	43	7
Net assets	$382	$12,284	$19,708	$43	$7

Net assets
Accumulation units	$382	$12,284	$19,708	$43	$7
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$382	$12,284	$19,708	$43	$7

Total number of mutual fund shares	24,443	1,141,605	1,342,474	4,695	622

Cost of mutual fund shares	$298	$12,387	$16,840	$48	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$92,705	$53	$2,409	$65,786	$37,011
Total assets	92,705	53	2,409	65,786	37,011
Net assets	$92,705	$53	$2,409	$65,786	$37,011

Net assets
Accumulation units	$92,705	$53	$—	$65,786	$37,011
Contracts in payout (annuitization)	—	—	2,409	—	—
Total net assets	$92,705	$53	$2,409	$65,786	$37,011

Total number of mutual fund shares	7,512,571	1,583	68,490	1,876,386	1,988,745

Cost of mutual fund shares	$74,269	$42	$1,763	$44,359	$32,605

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$54,794	$40	$22,583	$27,024	$321
Total assets	54,794	40	22,583	27,024	321
Net assets	$54,794	$40	$22,583	$27,024	$321

Net assets
Accumulation units	$54,794	$40	$22,583	$27,024	$321
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$54,794	$40	$22,583	$27,024	$321

Total number of mutual fund shares	2,968,269	2,208	712,176	849,020	19,305

Cost of mutual fund shares	$45,073	$36	$19,976	$20,737	$351

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$22,492	$20,091	$24	$26,704	$22,043
Total assets	22,492	20,091	24	26,704	22,043
Net assets	$22,492	$20,091	$24	$26,704	$22,043

Net assets
Accumulation units	$22,492	$20,091	$24	$26,704	$22,043
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$22,492	$20,091	$24	$26,704	$22,043

Total number of mutual fund shares	1,294,879	1,162,701	1,197	1,290,064	1,075,815

Cost of mutual fund shares	$25,925	$23,112	$17	$23,009	$18,642

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$30	$403	$191,423	$564,335	$1,535
Total assets	30	403	191,423	564,335	1,535
Net assets	$30	$403	$191,423	$564,335	$1,535

Net assets
Accumulation units	$30	$403	$191,423	$564,335	$1,535
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$30	$403	$191,423	$564,335	$1,535

Total number of mutual fund shares	1,837	14,384	6,648,943	19,588,147	94,217

Cost of mutual fund shares	$30	$362	$172,171	$451,032	$1,139

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$121,652	$117	$7,682	$806	$6,583
Total assets	121,652	117	7,682	806	6,583
Net assets	$121,652	$117	$7,682	$806	$6,583

Net assets
Accumulation units	$121,431	$117	$7,682	$806	$6,583
Contracts in payout (annuitization)	221	—	—	—	—
Total net assets	$121,652	$117	$7,682	$806	$6,583

Total number of mutual fund shares	7,377,290	9,015	593,641	52,336	425,804

Cost of mutual fund shares	$83,676	$100	$6,485	$646	$5,874

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Aggregate Bond Portfolio - Adviser Class	Voya Aggregate Bond Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$236,364	$151	$328	$1,890	$2,478
Total assets	236,364	151	328	1,890	2,478
Net assets	$236,364	$151	$328	$1,890	$2,478

Net assets
Accumulation units	$234,419	$151	$328	$1,890	$2,478
Contracts in payout (annuitization)	1,945	—	—	—	—
Total net assets	$236,364	$151	$328	$1,890	$2,478

Total number of mutual fund shares	236,363,825	7,448	7,222	162,373	207,182

Cost of mutual fund shares	$236,364	$132	$299	$1,909	$2,443

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$169,930	$272	$96,508	$932	$692
Total assets	169,930	272	96,508	932	692
Net assets	$169,930	$272	$96,508	$932	$692

Net assets
Accumulation units	$165,063	$272	$94,173	$922	$692
Contracts in payout (annuitization)	4,867	—	2,335	10	—
Total net assets	$169,930	$272	$96,508	$932	$692

Total number of mutual fund shares	14,340,125	26,378	9,261,779	89,260	63,873

Cost of mutual fund shares	$171,195	$299	$104,125	$1,001	$696

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2015 Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$1,310	$1,223	$2,587	$2,410	$4,350
Total assets	1,310	1,223	2,587	2,410	4,350
Net assets	$1,310	$1,223	$2,587	$2,410	$4,350

Net assets
Accumulation units	$1,310	$1,223	$2,587	$2,410	$4,350
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,310	$1,223	$2,587	$2,410	$4,350

Total number of mutual fund shares	121,819	115,727	220,709	207,576	380,273

Cost of mutual fund shares	$1,296	$1,208	$2,531	$2,375	$3,976

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$2,313	$1,641	$3,006	$1,768	$785
Total assets	2,313	1,641	3,006	1,768	785
Net assets	$2,313	$1,641	$3,006	$1,768	$785

Net assets
Accumulation units	$2,313	$1,641	$3,006	$1,768	$785
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,313	$1,641	$3,006	$1,768	$785

Total number of mutual fund shares	191,008	136,859	254,070	141,917	63,710

Cost of mutual fund shares	$2,210	$1,588	$2,668	$1,755	$777

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$2,238	$424	$446	$368	$468
Total assets	2,238	424	446	368	468
Net assets	$2,238	$424	$446	$368	$468

Net assets
Accumulation units	$2,238	$424	$446	$368	$468
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,238	$424	$446	$368	$468

Total number of mutual fund shares	184,028	28,406	30,062	25,026	43,512

Cost of mutual fund shares	$1,974	$412	$455	$337	$474

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2015 Portfolio - Adviser Class	Voya Solution 2015 Portfolio - Initial Class	Voya Solution 2015 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,094	$288	$905	$3,054	$68,097
Total assets	1,094	288	905	3,054	68,097
Net assets	$1,094	$288	$905	$3,054	$68,097

Net assets
Accumulation units	$1,094	$288	$905	$3,054	$68,097
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,094	$288	$905	$3,054	$68,097

Total number of mutual fund shares	102,619	27,517	74,655	246,921	5,549,847

Cost of mutual fund shares	$1,099	$288	$789	$2,919	$60,699

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$8,129	$492	$1,478	$142,609	$15,200
Total assets	8,129	492	1,478	142,609	15,200
Net assets	$8,129	$492	$1,478	$142,609	$15,200

Net assets
Accumulation units	$8,129	$492	$1,478	$142,609	$15,200
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,129	$492	$1,478	$142,609	$15,200

Total number of mutual fund shares	679,079	38,322	112,669	10,969,942	1,196,865

Cost of mutual fund shares	$7,457	$417	$1,531	$118,437	$13,490

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$183	$2,695	$136,761	$13,637	$114
Total assets	183	2,695	136,761	13,637	114
Net assets	$183	$2,695	$136,761	$13,637	$114

Net assets
Accumulation units	$183	$2,695	$136,761	$13,637	$114
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$183	$2,695	$136,761	$13,637	$114

Total number of mutual fund shares	13,865	199,478	10,213,685	1,048,162	8,415

Cost of mutual fund shares	$152	$2,551	$113,465	$12,131	$99

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,526	$98,309	$7,963	$777	$10,817
Total assets	1,526	98,309	7,963	777	10,817
Net assets	$1,526	$98,309	$7,963	$777	$10,817

Net assets
Accumulation units	$1,526	$98,309	$7,963	$777	$10,817
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,526	$98,309	$7,963	$777	$10,817

Total number of mutual fund shares	109,787	7,144,585	590,280	53,600	752,757

Cost of mutual fund shares	$1,408	$79,962	$7,198	$752	$10,205

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$887	$4,280	$206	$3,290	$17,739
Total assets	887	4,280	206	3,290	17,739
Net assets	$887	$4,280	$206	$3,290	$17,739

Net assets
Accumulation units	$887	$4,280	$206	$3,290	$17,739
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$887	$4,280	$206	$3,290	$17,739

Total number of mutual fund shares	61,996	400,026	17,746	277,434	1,508,458

Cost of mutual fund shares	$866	$4,083	$195	$3,234	$16,786

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,210	$6,119	$153	$19,231	$60,125
Total assets	1,210	6,119	153	19,231	60,125
Net assets	$1,210	$6,119	$153	$19,231	$60,125

Net assets
Accumulation units	$1,210	$6,119	$153	$19,231	$59,365
Contracts in payout (annuitization)	—	—	—	—	760
Total net assets	$1,210	$6,119	$153	$19,231	$60,125

Total number of mutual fund shares	105,212	573,485	11,079	1,335,492	4,219,286

Cost of mutual fund shares	$1,130	$6,071	$138	$17,921	$50,776

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$420	$175,509	$15,271	$254	$4,730
Total assets	420	175,509	15,271	254	4,730
Net assets	$420	$175,509	$15,271	$254	$4,730

Net assets
Accumulation units	$420	$174,299	$15,169	$254	$4,730
Contracts in payout (annuitization)	—	1,210	102	—	—
Total net assets	$420	$175,509	$15,271	$254	$4,730

Total number of mutual fund shares	13,833	5,591,250	624,575	15,667	285,276

Cost of mutual fund shares	$302	$107,448	$11,315	$177	$3,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Fidelity® VIP Mid Cap Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$4,092	$482	$76,270	$1,674	$350,430
Total assets	4,092	482	76,270	1,674	350,430
Net assets	$4,092	$482	$76,270	$1,674	$350,430

Net assets
Accumulation units	$4,092	$482	$74,913	$1,674	$346,566
Contracts in payout (annuitization)	—	—	1,357	—	3,864
Total net assets	$4,092	$482	$76,270	$1,674	$350,430

Total number of mutual fund shares	242,403	29,362	4,614,045	36,204	7,467,084

Cost of mutual fund shares	$3,238	$306	$53,678	$1,525	$287,209

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$3,362	$406	$6,939	$68,476	$559
Total assets	3,362	406	6,939	68,476	559
Net assets	$3,362	$406	$6,939	$68,476	$559

Net assets
Accumulation units	$3,362	$406	$6,939	$67,009	$559
Contracts in payout (annuitization)	—	—	—	1,467	—
Total net assets	$3,362	$406	$6,939	$68,476	$559

Total number of mutual fund shares	72,165	18,087	303,696	3,016,568	30,709

Cost of mutual fund shares	$3,393	$257	$6,067	$48,263	$405

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$576,327	$1,101	$43,987	$788	$386
Total assets	576,327	1,101	43,987	788	386
Net assets	$576,327	$1,101	$43,987	$788	$386

Net assets
Accumulation units	$572,394	$1,101	$42,916	$788	$386
Contracts in payout (annuitization)	3,933	—	1,071	—	—
Total net assets	$576,327	$1,101	$43,987	$788	$386

Total number of mutual fund shares	30,590,590	60,214	3,702,642	66,406	33,776

Cost of mutual fund shares	$410,050	$825	$44,543	$776	$272

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$404,023	$1,070	$1,484	$337,335	$4,148
Total assets	404,023	1,070	1,484	337,335	4,148
Net assets	$404,023	$1,070	$1,484	$337,335	$4,148

Net assets
Accumulation units	$402,008	$1,070	$1,484	$335,150	$4,148
Contracts in payout (annuitization)	2,015	—	—	2,185	—
Total net assets	$404,023	$1,070	$1,484	$337,335	$4,148

Total number of mutual fund shares	33,307,772	90,149	17,147	3,741,935	46,959

Cost of mutual fund shares	$275,796	$866	$849	$210,777	$2,909
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Core Equity Research Fund - Class A	Voya Strategic Allocation Conservative Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$409	$99,808	$328	$167	$38,249
Total assets	409	99,808	328	167	38,249
Net assets	$409	$99,808	$328	$167	$38,249

Net assets
Accumulation units	$409	$97,830	$328	$167	$37,307
Contracts in payout (annuitization)	—	1,978	—	—	942
Total net assets	$409	$99,808	$328	$167	$38,249

Total number of mutual fund shares	34,376	8,289,701	27,419	10,162	3,026,024

Cost of mutual fund shares	$385	$91,934	$289	$142	$32,826

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$75,559	$68,770	$1,598	$1,371,748	$281
Total assets	75,559	68,770	1,598	1,371,748	281
Net assets	$75,559	$68,770	$1,598	$1,371,748	$281

Net assets
Accumulation units	$74,824	$67,407	$1,598	$1,285,846	$281
Contracts in payout (annuitization)	735	1,363	—	85,902	—
Total net assets	$75,559	$68,770	$1,598	$1,371,748	$281

Total number of mutual fund shares	5,475,314	5,233,643	52,790	44,784,444	9,255

Cost of mutual fund shares	$58,720	$53,996	$1,350	$1,019,413	$271

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$348,666	$318	$366,118	$364	$149,688
Total assets	348,666	318	366,118	364	149,688
Net assets	$348,666	$318	$366,118	$364	$149,688

Net assets
Accumulation units	$343,868	$318	$364,432	$364	$148,615
Contracts in payout (annuitization)	4,798	—	1,686	—	1,073
Total net assets	$348,666	$318	$366,118	$364	$149,688

Total number of mutual fund shares	15,510,070	14,280	14,894,948	14,993	6,536,596

Cost of mutual fund shares	$224,386	$188	$246,011	$236	$96,575

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$278	$26,942	$7	$18,455	$1,040
Total assets	278	26,942	7	18,455	1,040
Net assets	$278	$26,942	$7	$18,455	$1,040

Net assets
Accumulation units	$278	$26,377	$7	$18,182	$1,040
Contracts in payout (annuitization)	—	565	—	273	—
Total net assets	$278	$26,942	$7	$18,455	$1,040

Total number of mutual fund shares	12,276	2,875,313	711	757,904	42,925

Cost of mutual fund shares	$169	$24,578	$6	$14,957	$707

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$52,083	$412	$399	$8,242	$10,138
Total assets	52,083	412	399	8,242	10,138
Net assets	$52,083	$412	$399	$8,242	$10,138

Net assets
Accumulation units	$52,083	$—	$399	$8,242	$10,138
Contracts in payout (annuitization)	—	412	—	—	—
Total net assets	$52,083	$412	$399	$8,242	$10,138

Total number of mutual fund shares	3,269,493	26,030	19,916	413,562	372,868

Cost of mutual fund shares	$38,690	$344	$330	$6,942	$7,468

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya International Value Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$62,848	$29,802	$151,114	$301	$52,469
Total assets	62,848	29,802	151,114	301	52,469
Net assets	$62,848	$29,802	$151,114	$301	$52,469

Net assets
Accumulation units	$62,848	$29,802	$149,043	$301	$50,705
Contracts in payout (annuitization)	—	—	2,071	—	1,764
Total net assets	$62,848	$29,802	$151,114	$301	$52,469

Total number of mutual fund shares	3,637,059	1,806,165	6,499,545	13,183	5,901,974

Cost of mutual fund shares	$50,543	$25,489	$116,761	$236	$49,735

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$148	$131,603	$1,396	$42,392	$139
Total assets	148	131,603	1,396	42,392	139
Net assets	$148	$131,603	$1,396	$42,392	$139

Net assets
Accumulation units	$148	$131,603	$1,396	$42,392	$139
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$148	$131,603	$1,396	$42,392	$139

Total number of mutual fund shares	16,284	8,675,209	95,242	1,516,694	5,199

Cost of mutual fund shares	$132	$122,369	$1,236	$36,027	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4
Assets
Investments in mutual funds
at fair value	$46,020	$73,151	$68,668	$4,859	$132,246
Total assets	46,020	73,151	68,668	4,859	132,246
Net assets	$46,020	$73,151	$68,668	$4,859	$132,246

Net assets
Accumulation units	$46,020	$73,151	$68,668	$4,859	$132,246
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$46,020	$73,151	$68,668	$4,859	$132,246

Total number of mutual fund shares	1,583,089	2,218,027	1,820,961	119,478	3,242,902

Cost of mutual fund shares	$50,701	$55,531	$60,733	$3,728	$100,079

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$108	$118,489
Total assets	108	118,489
Net assets	$108	$118,489

Net assets
Accumulation units	$108	$118,489
Contracts in payout (annuitization)	—	—
Total net assets	$108	$118,489

Total number of mutual fund shares	3,824	4,212,204

Cost of mutual fund shares	$124	$94,887

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$6	$—
Expenses:
Mortality, expense risk and other charges	—	45	1	2	—
Total expenses	—	45	1	2	—
Net investment income (loss)	—	(45)	(1)	4	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	199	2	5	4
Capital gains distributions	—	419	14	12	5
Total realized gain (loss) on investments
and capital gains distributions	—	618	16	17	9
Net unrealized appreciation
(depreciation) of investments	—	(419)	(9)	(27)	(4)
Net realized and unrealized gain (loss)
on investments	—	199	7	(10)	5
Net increase (decrease) in net assets
resulting from operations	$—	$154	$6	$(6)	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$1	$—	$—	$—
Expenses:
Mortality, expense risk and other charges	3	—	1	—	3
Total expenses	3	—	1	—	3
Net investment income (loss)	(3)	1	(1)	—	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	38	—	(2)	—	20
Capital gains distributions	45	—	20	—	61
Total realized gain (loss) on investments
and capital gains distributions	83	—	18	—	81
Net unrealized appreciation
(depreciation) of investments	(15)	(1)	(14)	—	(55)
Net realized and unrealized gain (loss)
on investments	68	(1)	4	—	26
Net increase (decrease) in net assets
resulting from operations	$65	$—	$3	$—	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianceBernstein Growth and Income Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$11	$345	$—	$—	$2
Expenses:
Mortality, expense risk and other charges	279	422	4	41	2
Total expenses	279	422	4	41	2
Net investment income (loss)	(268)	(77)	(4)	(41)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,117	2,093	19	512	5
Capital gains distributions	—	193	181	102	9
Total realized gain (loss) on investments
and capital gains distributions	1,117	2,286	200	614	14
Net unrealized appreciation
(depreciation) of investments	1,045	521	(67)	(439)	1
Net realized and unrealized gain (loss)
on investments	2,162	2,807	133	175	15
Net increase (decrease) in net assets
resulting from operations	$1,894	$2,730	$129	$134	$15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	AllianceBernstein Growth and Income Portfolio - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$8	$5	$1	$14	$146
Expenses:
Mortality, expense risk and other charges	7	2	—	5	387
Total expenses	7	2	—	5	387
Net investment income (loss)	1	3	1	9	(241)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	158	7	—	29	2,393
Capital gains distributions	—	—	—	115	2,432
Total realized gain (loss) on investments
and capital gains distributions	158	7	—	144	4,825
Net unrealized appreciation
(depreciation) of investments	(115)	12	2	(148)	215
Net realized and unrealized gain (loss)
on investments	43	19	2	(4)	5,040
Net increase (decrease) in net assets
resulting from operations	$44	$22	$3	$5	$4,799

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Income & Growth Fund - A Class
Net investment income (loss)
Investment income:
Dividends	$1,148	$87	$—	$458	$192
Expenses:
Mortality, expense risk and other charges	723	39	—	330	124
Total expenses	723	39	—	330	124
Net investment income (loss)	425	48	—	128	68

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,236	633	1	(802)	297
Capital gains distributions	648	403	3	104	562
Total realized gain (loss) on investments
and capital gains distributions	4,884	1,036	4	(698)	859
Net unrealized appreciation
(depreciation) of investments	510	(523)	(1)	1,104	146
Net realized and unrealized gain (loss)
on investments	5,394	513	3	406	1,005
Net increase (decrease) in net assets
resulting from operations	$5,819	$561	$3	$534	$1,073

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Funds American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$14	$637	$30	$5	$67
Expenses:
Mortality, expense risk and other charges	9	527	5	6	111
Total expenses	9	527	5	6	111
Net investment income (loss)	5	110	25	(1)	(44)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	165	2,128	15	97	1,032
Capital gains distributions	154	4,794	72	71	1,395
Total realized gain (loss) on investments
and capital gains distributions	319	6,922	87	168	2,427
Net unrealized appreciation
(depreciation) of investments	(166)	(2,028)	73	(103)	(1,387)
Net realized and unrealized gain (loss)
on investments	153	4,894	160	65	1,040
Net increase (decrease) in net assets
resulting from operations	$158	$5,004	$185	$64	$996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
Net investment income (loss)
Investment income:
Dividends	$98	$44	$26	$—	$80
Expenses:
Mortality, expense risk and other charges	126	378	9	—	187
Total expenses	126	378	9	—	187
Net investment income (loss)	(28)	(334)	17	—	(107)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	399	1,432	60	—	1,228
Capital gains distributions	—	7,457	71	2	2,234
Total realized gain (loss) on investments
and capital gains distributions	399	8,889	131	2	3,462
Net unrealized appreciation
(depreciation) of investments	(611)	(5,131)	(21)	(2)	(2,555)
Net realized and unrealized gain (loss)
on investments	(212)	3,758	110	—	907
Net increase (decrease) in net assets
resulting from operations	$(240)	$3,424	$127	$—	$800

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A Shares
Net investment income (loss)
Investment income:
Dividends	$194	$820	$15	$111	$—
Expenses:
Mortality, expense risk and other charges	89	567	4	42	1
Total expenses	89	567	4	42	1
Net investment income (loss)	105	253	11	69	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	718	12	66	2
Capital gains distributions	—	3,585	—	215	16
Total realized gain (loss) on investments
and capital gains distributions	54	4,303	12	281	18
Net unrealized appreciation
(depreciation) of investments	241	(281)	—	626	(17)
Net realized and unrealized gain (loss)
on investments	295	4,022	12	907	1
Net increase (decrease) in net assets
resulting from operations	$400	$4,275	$23	$976	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z Shares	Columbia Mid Cap Value Fund - Class A Shares	Columbia Mid Cap Value Fund - Class Z Shares	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$—	$41	$—	$2	$—
Expenses:
Mortality, expense risk and other charges	1	73	—	2	—
Total expenses	1	73	—	2	—
Net investment income (loss)	(1)	(32)	—	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	414	—	19	—
Capital gains distributions	9	1,418	—	63	—
Total realized gain (loss) on investments
and capital gains distributions	9	1,832	—	82	—
Net unrealized appreciation
(depreciation) of investments	(8)	(1,014)	—	(67)	—
Net realized and unrealized gain (loss)
on investments	1	818	—	15	—
Net increase (decrease) in net assets
resulting from operations	$—	$786	$—	$15	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund
Net investment income (loss)
Investment income:
Dividends	$116	$2	$—	$9	$4
Expenses:
Mortality, expense risk and other charges	30	3	—	4	2
Total expenses	30	3	—	4	2
Net investment income (loss)	86	(1)	—	5	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	6	—	20	16
Capital gains distributions	16	32	2	—	4
Total realized gain (loss) on investments
and capital gains distributions	2	38	2	20	20
Net unrealized appreciation
(depreciation) of investments	13	(24)	(1)	(28)	4
Net realized and unrealized gain (loss)
on investments	15	14	1	(8)	24
Net increase (decrease) in net assets
resulting from operations	$101	$13	$1	$(3)	$26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R Shares	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$13	$1	$75	$4,069	$2
Expenses:
Mortality, expense risk and other charges	7	1	42	2,683	11
Total expenses	7	1	42	2,683	11
Net investment income (loss)	6	—	33	1,386	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	51	20	650	970	123
Capital gains distributions	23	25	—	—	64
Total realized gain (loss) on investments
and capital gains distributions	74	45	650	970	187
Net unrealized appreciation
(depreciation) of investments	3	(33)	(926)	(13,038)	(72)
Net realized and unrealized gain (loss)
on investments	77	12	(276)	(12,068)	115
Net increase (decrease) in net assets
resulting from operations	$83	$12	$(243)	$(10,682)	$106
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$8,508	$538	$717	$430	$12,815
Expenses:
Mortality, expense risk and other charges	3,073	2,777	142	323	12,150
Total expenses	3,073	2,777	142	323	12,150
Net investment income (loss)	5,435	(2,239)	575	107	665

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(47)	9,482	101	(709)	29,995
Capital gains distributions	4,192	—	—	9	26,886
Total realized gain (loss) on investments
and capital gains distributions	4,145	9,482	101	(700)	56,881
Net unrealized appreciation
(depreciation) of investments	12,997	20,363	(692)	(2,504)	82,142
Net realized and unrealized gain (loss)
on investments	17,142	29,845	(591)	(3,204)	139,023
Net increase (decrease) in net assets
resulting from operations	$22,577	$27,606	$(16)	$(3,097)	$139,688

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class
Net investment income (loss)
Investment income:
Dividends	$2,749	$74	$344	$49	$—
Expenses:
Mortality, expense risk and other charges	1,912	—	269	15	—
Total expenses	1,912	—	269	15	—
Net investment income (loss)	837	74	75	34	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,271	1,158	273	116	—
Capital gains distributions	153	650	1,086	105	4
Total realized gain (loss) on investments
and capital gains distributions	4,424	1,808	1,359	221	4
Net unrealized appreciation
(depreciation) of investments	13,593	(162)	(368)	(144)	4
Net realized and unrealized gain (loss)
on investments	18,017	1,646	991	77	8
Net increase (decrease) in net assets
resulting from operations	$18,854	$1,720	$1,066	$111	$8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR Shares	Growth Fund of America® - Class R-3
Net investment income (loss)
Investment income:
Dividends	$—	$—	$856	$—	$5
Expenses:
Mortality, expense risk and other charges	—	3	1,261	—	93
Total expenses	—	3	1,261	—	93
Net investment income (loss)	—	(3)	(405)	—	(88)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	107	4,800	—	1,313
Capital gains distributions	—	53	10,326	1	1,468
Total realized gain (loss) on investments
and capital gains distributions	—	160	15,126	1	2,781
Net unrealized appreciation
(depreciation) of investments	(1)	(136)	(15,311)	—	(1,397)
Net realized and unrealized gain (loss)
on investments	(1)	24	(185)	1	1,384
Net increase (decrease) in net assets
resulting from operations	$(1)	$21	$(590)	$1	$1,296

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$1,244	$—	$—	$70	$—
Expenses:
Mortality, expense risk and other charges	3,486	—	—	14	—
Total expenses	3,486	—	—	14	—
Net investment income (loss)	(2,242)	—	—	56	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7,083	—	—	167	—
Capital gains distributions	33,063	—	—	15	—
Total realized gain (loss) on investments
and capital gains distributions	40,146	—	—	182	—
Net unrealized appreciation
(depreciation) of investments	(8,466)	—	—	(54)	—
Net realized and unrealized gain (loss)
on investments	31,680	—	—	128	—
Net increase (decrease) in net assets
resulting from operations	$29,438	$—	$—	$184	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$3	$1	$1	$2	$—
Expenses:
Mortality, expense risk and other charges	2	4	—	2	1
Total expenses	2	4	—	2	1
Net investment income (loss)	1	(3)	1	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	34	—	27	3
Capital gains distributions	4	22	—	—	6
Total realized gain (loss) on investments
and capital gains distributions	9	56	—	27	9
Net unrealized appreciation
(depreciation) of investments	1	(19)	—	(16)	1
Net realized and unrealized gain (loss)
on investments	10	37	—	11	10
Net increase (decrease) in net assets
resulting from operations	$11	$34	$1	$11	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class Shares	JPMorgan Government Bond Fund - Select Class Shares	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$1	$5	$—	$9	$—
Expenses:
Mortality, expense risk and other charges	—	2	—	28	—
Total expenses	—	2	—	28	—
Net investment income (loss)	1	3	—	(19)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(10)	—	325	—
Capital gains distributions	1	6	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	1	(4)	—	325	2
Net unrealized appreciation
(depreciation) of investments	2	9	—	131	1
Net realized and unrealized gain (loss)
on investments	3	5	—	456	3
Net increase (decrease) in net assets
resulting from operations	$4	$8	$—	$437	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$41	$4	$—	$—
Expenses:
Mortality, expense risk and other charges	3	140	2	—	2
Total expenses	3	140	2	—	2
Net investment income (loss)	(3)	(99)	2	—	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	34	1,251	(1)	—	6
Capital gains distributions	73	1,748	—	—	44
Total realized gain (loss) on investments
and capital gains distributions	107	2,999	(1)	—	50
Net unrealized appreciation
(depreciation) of investments	(104)	(2,344)	(1)	—	(43)
Net realized and unrealized gain (loss)
on investments	3	655	(2)	—	7
Net increase (decrease) in net assets
resulting from operations	$—	$556	$—	$—	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Net investment income (loss)
Investment income:
Dividends	$1	$5	$—	$2	$448
Expenses:
Mortality, expense risk and other charges	1	8	11	2	983
Total expenses	1	8	11	2	983
Net investment income (loss)	—	(3)	(11)	—	(535)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	28	98	10	1,491
Capital gains distributions	—	—	286	44	—
Total realized gain (loss) on investments
and capital gains distributions	—	28	384	54	1,491
Net unrealized appreciation
(depreciation) of investments	3	87	(367)	(38)	9,387
Net realized and unrealized gain (loss)
on investments	3	115	17	16	10,878
Net increase (decrease) in net assets
resulting from operations	$3	$112	$6	$16	$10,343

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3
Net investment income (loss)
Investment income:
Dividends	$—	$4	$134	$—	$—
Expenses:
Mortality, expense risk and other charges	—	5	57	—	—
Total expenses	—	5	57	—	—
Net investment income (loss)	—	(1)	77	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	134	22	11	—	—
Capital gains distributions	—	22	26	—	—
Total realized gain (loss) on investments
and capital gains distributions	134	44	37	—	—
Net unrealized appreciation
(depreciation) of investments	(134)	27	174	—	(1)
Net realized and unrealized gain (loss)
on investments	—	71	211	—	(1)
Net increase (decrease) in net assets
resulting from operations	$—	$70	$288	$—	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	American Funds New World Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$—	$128	$5	$695	$—
Expenses:
Mortality, expense risk and other charges	2	133	10	967	—
Total expenses	2	133	10	967	—
Net investment income (loss)	(2)	(5)	(5)	(272)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	23	810	211	823	—
Capital gains distributions	36	1,910	128	7,279	1
Total realized gain (loss) on investments
and capital gains distributions	59	2,720	339	8,102	1
Net unrealized appreciation
(depreciation) of investments	(44)	(1,516)	(286)	(4,995)	(3)
Net realized and unrealized gain (loss)
on investments	15	1,204	53	3,107	(2)
Net increase (decrease) in net assets
resulting from operations	$13	$1,199	$48	$2,835	$(2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Nuveen Global Infrastructure Fund - Class I	Nuveen U.S. Infrastructure Income Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$21	$2	$—	$706	$241
Expenses:
Mortality, expense risk and other charges	5	1	1	2,825	179
Total expenses	5	1	1	2,825	179
Net investment income (loss)	16	1	(1)	(2,119)	62

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	—	5	16,694	517
Capital gains distributions	80	—	15	4,141	645
Total realized gain (loss) on investments
and capital gains distributions	72	—	20	20,835	1,162
Net unrealized appreciation
(depreciation) of investments	(84)	1	(5)	(34,012)	(3,251)
Net realized and unrealized gain (loss)
on investments	(12)	1	15	(13,177)	(2,089)
Net increase (decrease) in net assets
resulting from operations	$4	$2	$14	$(15,296)	$(2,027)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small Company Fund - Class Y	Oppenheimer Discovery Mid Cap Growth Fund/VA
Net investment income (loss)
Investment income:
Dividends	$—	$4	$—	$—	$—
Expenses:
Mortality, expense risk and other charges	—	1	—	—	1
Total expenses	—	1	—	—	1
Net investment income (loss)	—	3	—	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(8)	—	—	3
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	(8)	—	—	3
Net unrealized appreciation
(depreciation) of investments	(4)	6	—	—	(14)
Net realized and unrealized gain (loss)
on investments	(5)	(2)	—	—	(11)
Net increase (decrease) in net assets
resulting from operations	$(5)	$1	$—	$—	$(12)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Small Cap FundSM
Net investment income (loss)
Investment income:
Dividends	$3	$4	$1	$222	$—
Expenses:
Mortality, expense risk and other charges	2	1	1	213	—
Total expenses	2	1	1	213	—
Net investment income (loss)	1	3	—	9	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	—	3	1,917	—
Capital gains distributions	10	—	2	3,573	—
Total realized gain (loss) on investments
and capital gains distributions	22	—	5	5,490	—
Net unrealized appreciation
(depreciation) of investments	(19)	(2)	2	(2,793)	—
Net realized and unrealized gain (loss)
on investments	3	(2)	7	2,697	—
Net increase (decrease) in net assets
resulting from operations	$4	$1	$7	$2,706	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Parnassus Core Equity FundSM - Investor Shares	Pax World Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares
Net investment income (loss)
Investment income:
Dividends	$217	$411	$—	$1,969	$191
Expenses:
Mortality, expense risk and other charges	117	483	—	1,140	57
Total expenses	117	483	—	1,140	57
Net investment income (loss)	100	(72)	—	829	134

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	119	(219)	—	(541)	155
Capital gains distributions	262	4,383	—	—	644
Total realized gain (loss) on investments
and capital gains distributions	381	4,164	—	(541)	799
Net unrealized appreciation
(depreciation) of investments	1,222	(949)	(2)	3,343	(164)
Net realized and unrealized gain (loss)
on investments	1,603	3,215	(2)	2,802	635
Net increase (decrease) in net assets
resulting from operations	$1,703	$3,143	$(2)	$3,631	$769

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I Shares
Net investment income (loss)
Investment income:
Dividends	$86	$52	$86	$—	$1,334
Expenses:
Mortality, expense risk and other charges	13	7	110	—	270
Total expenses	13	7	110	—	270
Net investment income (loss)	73	45	(24)	—	1,064

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	24	(7)	(153)	—	2,174
Capital gains distributions	93	18	69	—	1,045
Total realized gain (loss) on investments
and capital gains distributions	117	11	(84)	—	3,219
Net unrealized appreciation
(depreciation) of investments	(206)	(3)	(1,498)	—	(4,183)
Net realized and unrealized gain (loss)
on investments	(89)	8	(1,582)	—	(964)
Net increase (decrease) in net assets
resulting from operations	$(16)	$53	$(1,606)	$—	$100

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K Shares	Columbia Diversified Equity Income Fund - Class R4 Shares	Royce Total Return Fund - K Class	SMALLCAP World Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$—	$129	$1	$—	$—
Expenses:
Mortality, expense risk and other charges	—	85	—	—	122
Total expenses	—	85	—	—	122
Net investment income (loss)	—	44	1	—	(122)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	499	9	—	498
Capital gains distributions	2	819	8	—	1,131
Total realized gain (loss) on investments
and capital gains distributions	2	1,318	17	—	1,629
Net unrealized appreciation
(depreciation) of investments	(2)	(305)	(8)	—	(1,432)
Net realized and unrealized gain (loss)
on investments	—	1,013	9	—	197
Net increase (decrease) in net assets
resulting from operations	$—	$1,057	$10	$—	$75

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$4	$3	$46	$2,633	$12,094
Expenses:
Mortality, expense risk and other charges	5	3	12	176	1,812
Total expenses	5	3	12	176	1,812
Net investment income (loss)	(1)	—	34	2,457	10,282

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	25	67	4	4,310
Capital gains distributions	124	27	50	83	390
Total realized gain (loss) on investments
and capital gains distributions	172	52	117	87	4,700
Net unrealized appreciation
(depreciation) of investments	(84)	(15)	(357)	(2,001)	(13,460)
Net realized and unrealized gain (loss)
on investments	88	37	(240)	(1,914)	(8,760)
Net increase (decrease) in net assets
resulting from operations	$87	$37	$(206)	$543	$1,522

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio
Net investment income (loss)
Investment income:
Dividends	$—	$—	$112	$2	$6
Expenses:
Mortality, expense risk and other charges	—	—	101	1	2
Total expenses	—	—	101	1	2
Net investment income (loss)	—	—	11	1	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(2,413)	1	13
Capital gains distributions	—	4	—	4	12
Total realized gain (loss) on investments
and capital gains distributions	—	4	(2,413)	5	25
Net unrealized appreciation
(depreciation) of investments	—	(7)	735	3	(6)
Net realized and unrealized gain (loss)
on investments	—	(3)	(1,678)	8	19
Net increase (decrease) in net assets
resulting from operations	$—	$(3)	$(1,667)	$9	$23
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y Shares	Victory Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Growth Opportunities Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$5,060	$—
Expenses:
Mortality, expense risk and other charges	—	—	—	3,335	1
Total expenses	—	—	—	3,335	1
Net investment income (loss)	—	—	—	1,725	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	—	—	4,635	6
Capital gains distributions	3	—	2	—	11
Total realized gain (loss) on investments
and capital gains distributions	4	—	2	4,635	17
Net unrealized appreciation
(depreciation) of investments	(3)	—	(1)	9,094	(6)
Net realized and unrealized gain (loss)
on investments	1	—	1	13,729	11
Net increase (decrease) in net assets
resulting from operations	$1	$—	$1	$15,454	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$46	$125	$51	$11,425
Expenses:
Mortality, expense risk and other charges	—	8	28	10	3,138
Total expenses	—	8	28	10	3,138
Net investment income (loss)	—	38	97	41	8,287

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	191	(32)	24	(239)
Capital gains distributions	—	66	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	257	(32)	24	(239)
Net unrealized appreciation
(depreciation) of investments	—	189	84	40	11,424
Net realized and unrealized gain (loss)
on investments	—	446	52	64	11,185
Net increase (decrease) in net assets
resulting from operations	$—	$484	$149	$105	$19,472

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Institutional Class	Voya Global Resources Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$30	$—	$—	$—	$1,011
Expenses:
Mortality, expense risk and other charges	4	3	—	—	1,013
Total expenses	4	3	—	—	1,013
Net investment income (loss)	26	(3)	—	—	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	1	—	—	(820)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	6	1	—	—	(820)
Net unrealized appreciation
(depreciation) of investments	28	(5)	—	(4)	(11,579)
Net realized and unrealized gain (loss)
on investments	34	(4)	—	(4)	(12,399)
Net increase (decrease) in net assets
resulting from operations	$60	$(7)	$—	$(4)	$(12,401)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$3	$2,000	$1,613	$—	$1,297
Expenses:
Mortality, expense risk and other charges	—	232	254	1	2,950
Total expenses	—	232	254	1	2,950
Net investment income (loss)	3	1,768	1,359	(1)	(1,653)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	158	265	6	9,035
Capital gains distributions	—	—	—	15	18,758
Total realized gain (loss) on investments
and capital gains distributions	—	158	265	21	27,793
Net unrealized appreciation
(depreciation) of investments	(2)	(1,715)	(1,510)	2	13,856
Net realized and unrealized gain (loss)
on investments	(2)	(1,557)	(1,245)	23	41,649
Net increase (decrease) in net assets
resulting from operations	$1	$211	$114	$22	$39,996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$9	$—	$7,716	$29	$—
Expenses:
Mortality, expense risk and other charges	47	—	3,371	55	—
Total expenses	47	—	3,371	55	—
Net investment income (loss)	(38)	—	4,345	(26)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	800	1	15,477	210	—
Capital gains distributions	192	1	6,082	22	—
Total realized gain (loss) on investments
and capital gains distributions	992	2	21,559	232	—
Net unrealized appreciation
(depreciation) of investments	111	—	4,481	(222)	—
Net realized and unrealized gain (loss)
on investments	1,103	2	26,040	10	—
Net increase (decrease) in net assets
resulting from operations	$1,065	$2	$30,385	$(16)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class I	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$207	$4	$210	$348	$133
Expenses:
Mortality, expense risk and other charges	126	4	90	44	194
Total expenses	126	4	90	44	194
Net investment income (loss)	81	—	120	304	(61)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,262	18	(52)	632	(2,566)
Capital gains distributions	1,178	27	—	1,619	13,833
Total realized gain (loss) on investments
and capital gains distributions	5,440	45	(52)	2,251	11,267
Net unrealized appreciation
(depreciation) of investments	(3,406)	2	408	(459)	(7,736)
Net realized and unrealized gain (loss)
on investments	2,034	47	356	1,792	3,531
Net increase (decrease) in net assets
resulting from operations	$2,115	$47	$476	$2,096	$3,470

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Large Cap Growth Portfolio - Institutional Class	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Service 2 Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1	$1,057	$2	$1	$—
Expenses:
Mortality, expense risk and other charges	—	592	1	1	—
Total expenses	—	592	1	1	—
Net investment income (loss)	1	465	1	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	10,932	44	82	—
Capital gains distributions	—	19,503	48	49	—
Total realized gain (loss) on investments
and capital gains distributions	(5)	30,435	92	131	—
Net unrealized appreciation
(depreciation) of investments	6	(24,969)	(77)	(114)	1
Net realized and unrealized gain (loss)
on investments	1	5,466	15	17	1
Net increase (decrease) in net assets
resulting from operations	$2	$5,931	$16	$17	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$1,202	$1	$35	$757	$159
Expenses:
Mortality, expense risk and other charges	771	—	21	507	165
Total expenses	771	—	21	507	165
Net investment income (loss)	431	1	14	250	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,375	4	114	3,428	1,200
Capital gains distributions	—	—	—	—	5,970
Total realized gain (loss) on investments
and capital gains distributions	1,375	4	114	3,428	7,170
Net unrealized appreciation
(depreciation) of investments	8,950	8	414	10,579	(5,083)
Net realized and unrealized gain (loss)
on investments	10,325	12	528	14,007	2,087
Net increase (decrease) in net assets
resulting from operations	$10,756	$13	$542	$14,257	$2,081

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$129	$—	$204	$304	$2
Expenses:
Mortality, expense risk and other charges	520	—	77	235	1
Total expenses	520	—	77	235	1
Net investment income (loss)	(391)	—	127	69	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,361	—	375	1,398	(15)
Capital gains distributions	9,087	6	920	1,656	33
Total realized gain (loss) on investments
and capital gains distributions	13,448	6	1,295	3,054	18
Net unrealized appreciation
(depreciation) of investments	(10,280)	(4)	76	(814)	(14)
Net realized and unrealized gain (loss)
on investments	3,168	2	1,371	2,240	4
Net increase (decrease) in net assets
resulting from operations	$2,777	$2	$1,498	$2,309	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$285	$191	$—	$129	$73
Expenses:
Mortality, expense risk and other charges	259	215	—	103	188
Total expenses	259	215	—	103	188
Net investment income (loss)	26	(24)	—	26	(115)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	355	300	1	497	560
Capital gains distributions	2,317	2,012	2	1,849	1,660
Total realized gain (loss) on investments
and capital gains distributions	2,672	2,312	3	2,346	2,220
Net unrealized appreciation
(depreciation) of investments	(2,670)	(2,330)	(1)	(400)	(621)
Net realized and unrealized gain (loss)
on investments	2	(18)	2	1,946	1,599
Net increase (decrease) in net assets
resulting from operations	$28	$(42)	$2	$1,972	$1,484

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Marsico Growth Portfolio - Institutional Class	VY® Marsico Growth Portfolio - Service Class	VY® MFS Total Return Portfolio - Adviser Class	VY® MFS Total Return Portfolio - Institutional Class	VY® MFS Total Return Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$14	$—	$29	$2,252	$878
Expenses:
Mortality, expense risk and other charges	72	—	2	382	155
Total expenses	72	—	2	382	155
Net investment income (loss)	(58)	—	27	1,870	723

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	650	4	170	2,607	2,613
Capital gains distributions	3,779	30	138	8,482	3,728
Total realized gain (loss) on investments
and capital gains distributions	4,429	34	308	11,089	6,341
Net unrealized appreciation
(depreciation) of investments	(3,860)	(30)	(280)	(9,656)	(5,613)
Net realized and unrealized gain (loss)
on investments	569	4	28	1,433	728
Net increase (decrease) in net assets
resulting from operations	$511	$4	$55	$3,303	$1,451

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® MFS Utilities Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1,161	$1	$4	$2,867	$7,102
Expenses:
Mortality, expense risk and other charges	294	—	1	786	4,930
Total expenses	294	—	1	786	4,930
Net investment income (loss)	867	1	3	2,081	2,172

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,818	2	4	1,327	4,923
Capital gains distributions	16,514	3	34	14,728	44,086
Total realized gain (loss) on investments
and capital gains distributions	19,332	5	38	16,055	49,009
Net unrealized appreciation
(depreciation) of investments	(12,263)	(4)	2	1,680	4,247
Net realized and unrealized gain (loss)
on investments	7,069	1	40	17,735	53,256
Net increase (decrease) in net assets
resulting from operations	$7,936	$2	$43	$19,816	$55,428

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$27	$2,284	$1	$92	$11
Expenses:
Mortality, expense risk and other charges	6	871	—	77	7
Total expenses	6	871	—	77	7
Net investment income (loss)	21	1,413	1	15	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	209	4,820	1	455	36
Capital gains distributions	124	8,723	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	333	13,543	1	455	36
Net unrealized appreciation
(depreciation) of investments	(237)	(7,032)	(4)	(637)	(69)
Net realized and unrealized gain (loss)
on investments	96	6,511	(3)	(182)	(33)
Net increase (decrease) in net assets
resulting from operations	$117	$7,924	$(2)	$(167)	$(29)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Service Class	Voya Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Aggregate Bond Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$89	$—	$3	$2	$30
Expenses:
Mortality, expense risk and other charges	73	1,950	1	2	7
Total expenses	73	1,950	1	2	7
Net investment income (loss)	16	(1,950)	2	—	23

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	607	—	6	52	(8)
Capital gains distributions	—	41	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	607	41	6	52	(7)
Net unrealized appreciation
(depreciation) of investments	(906)	—	9	(77)	68
Net realized and unrealized gain (loss)
on investments	(299)	41	15	(25)	61
Net increase (decrease) in net assets
resulting from operations	$(283)	$(1,909)	$17	$(25)	$84

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Initial Class	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$37	$3,269	$1	$874	$5
Expenses:
Mortality, expense risk and other charges	9	1,752	1	1,028	5
Total expenses	9	1,752	1	1,028	5
Net investment income (loss)	28	1,517	—	(154)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	1,006	(4)	1,462	(10)
Capital gains distributions	1	137	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(8)	1,143	(4)	1,462	(10)
Net unrealized appreciation
(depreciation) of investments	59	5,096	5	(1,327)	6
Net realized and unrealized gain (loss)
on investments	51	6,239	1	135	(4)
Net increase (decrease) in net assets
resulting from operations	$79	$7,756	$1	$(19)	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2015 Portfolio - Initial Class	Voya Index Solution 2015 Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$19	$14	$29	$34	$25
Expenses:
Mortality, expense risk and other charges	8	5	10	18	12
Total expenses	8	5	10	18	12
Net investment income (loss)	11	9	19	16	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	26	19	23	12
Capital gains distributions	38	31	70	78	65
Total realized gain (loss) on investments
and capital gains distributions	47	57	89	101	77
Net unrealized appreciation
(depreciation) of investments	(25)	(21)	(51)	(51)	(19)
Net realized and unrealized gain (loss)
on investments	22	36	38	50	58
Net increase (decrease) in net assets
resulting from operations	$33	$45	$57	$66	$71

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$70	$28	$12	$43	$10
Expenses:
Mortality, expense risk and other charges	24	17	7	16	10
Total expenses	24	17	7	16	10
Net investment income (loss)	46	11	5	27	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	37	11	7	49	13
Capital gains distributions	195	80	40	149	35
Total realized gain (loss) on investments
and capital gains distributions	232	91	47	198	48
Net unrealized appreciation
(depreciation) of investments	(88)	(26)	4	(81)	(22)
Net realized and unrealized gain (loss)
on investments	144	65	51	117	26
Net increase (decrease) in net assets
resulting from operations	$190	$76	$56	$144	$26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$9	$24	$3	$6	$3
Expenses:
Mortality, expense risk and other charges	5	13	3	3	1
Total expenses	5	13	3	3	1
Net investment income (loss)	4	11	—	3	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	46	4	22	1
Capital gains distributions	33	103	11	22	13
Total realized gain (loss) on investments
and capital gains distributions	40	149	15	44	14
Net unrealized appreciation
(depreciation) of investments	(20)	(59)	(3)	(32)	—
Net realized and unrealized gain (loss)
on investments	20	90	12	12	14
Net increase (decrease) in net assets
resulting from operations	$24	$101	$12	$15	$16
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2015 Portfolio - Adviser Class	Voya Solution 2015 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$10	$22	$6	$21	$65
Expenses:
Mortality, expense risk and other charges	4	8	2	3	11
Total expenses	4	8	2	3	11
Net investment income (loss)	6	14	4	18	54

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	—	—	7	24
Capital gains distributions	20	51	14	6	14
Total realized gain (loss) on investments
and capital gains distributions	21	51	14	13	38
Net unrealized appreciation
(depreciation) of investments	(6)	(19)	(5)	15	39
Net realized and unrealized gain (loss)
on investments	15	32	9	28	77
Net increase (decrease) in net assets
resulting from operations	$21	$46	$13	$46	$131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2015 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1,770	$222	$9	$56	$2,787
Expenses:
Mortality, expense risk and other charges	566	60	2	7	1,106
Total expenses	566	60	2	7	1,106
Net investment income (loss)	1,204	162	7	49	1,681

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,237	403	10	63	669
Capital gains distributions	435	60	26	119	6,766
Total realized gain (loss) on investments
and capital gains distributions	3,672	463	36	182	7,435
Net unrealized appreciation
(depreciation) of investments	(1,582)	(169)	(19)	(151)	(2,801)
Net realized and unrealized gain (loss)
on investments	2,090	294	17	31	4,634
Net increase (decrease) in net assets
resulting from operations	$3,294	$456	$24	$80	$6,315

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$275	$3	$50	$2,610	$268
Expenses:
Mortality, expense risk and other charges	96	1	11	1,001	94
Total expenses	96	1	11	1,001	94
Net investment income (loss)	179	2	39	1,609	174

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	540	11	58	749	545
Capital gains distributions	745	15	183	10,831	1,212
Total realized gain (loss) on investments
and capital gains distributions	1,285	26	241	11,580	1,757
Net unrealized appreciation
(depreciation) of investments	(764)	(18)	(160)	(7,046)	(1,308)
Net realized and unrealized gain (loss)
on investments	521	8	81	4,534	449
Net increase (decrease) in net assets
resulting from operations	$700	$10	$120	$6,143	$623

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$2	$26	$1,584	$126	$5
Expenses:
Mortality, expense risk and other charges	—	6	730	55	1
Total expenses	—	6	730	55	1
Net investment income (loss)	2	20	854	71	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	37	1,367	403	3
Capital gains distributions	11	136	9,560	846	21
Total realized gain (loss) on investments
and capital gains distributions	11	173	10,927	1,249	24
Net unrealized appreciation
(depreciation) of investments	(7)	(115)	(6,966)	(919)	(1)
Net realized and unrealized gain (loss)
on investments	4	58	3,961	330	23
Net increase (decrease) in net assets
resulting from operations	$6	$78	$4,815	$401	$27

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$126	$12	$75	$5	$90
Expenses:
Mortality, expense risk and other charges	73	5	36	1	14
Total expenses	73	5	36	1	14
Net investment income (loss)	53	7	39	4	76

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	247	23	103	1	145
Capital gains distributions	538	54	246	—	—
Total realized gain (loss) on investments
and capital gains distributions	785	77	349	1	145
Net unrealized appreciation
(depreciation) of investments	(351)	(48)	(188)	5	(44)
Net realized and unrealized gain (loss)
on investments	434	29	161	6	101
Net increase (decrease) in net assets
resulting from operations	$487	$36	$200	$10	$177

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$433	$29	$122	$2	$315
Expenses:
Mortality, expense risk and other charges	113	7	51	—	94
Total expenses	113	7	51	—	94
Net investment income (loss)	320	22	71	2	221

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	216	13	126	9	1,267
Capital gains distributions	—	—	307	24	3,030
Total realized gain (loss) on investments
and capital gains distributions	216	13	433	33	4,297
Net unrealized appreciation
(depreciation) of investments	260	27	(280)	(18)	(2,240)
Net realized and unrealized gain (loss)
on investments	476	40	153	15	2,057
Net increase (decrease) in net assets
resulting from operations	$796	$62	$224	$17	$2,278

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$744	$—	$133	$116	$1
Expenses:
Mortality, expense risk and other charges	420	2	1,534	145	1
Total expenses	420	2	1,534	145	1
Net investment income (loss)	324	(2)	(1,401)	(29)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,138	93	9,430	1,070	8
Capital gains distributions	8,704	8	2,755	1,793	—
Total realized gain (loss) on investments
and capital gains distributions	12,842	101	12,185	2,863	8
Net unrealized appreciation
(depreciation) of investments	(6,648)	(81)	(5,151)	(1,204)	2
Net realized and unrealized gain (loss)
on investments	6,194	20	7,034	1,659	10
Net increase (decrease) in net assets
resulting from operations	$6,518	$18	$5,633	$1,630	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$9	$203	$9	$1,420	$20
Expenses:
Mortality, expense risk and other charges	45	19	2	718	4
Total expenses	45	19	2	718	4
Net investment income (loss)	(36)	184	7	702	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	493	311	22	1,973	77
Capital gains distributions	—	289	—	—	48
Total realized gain (loss) on investments
and capital gains distributions	493	600	22	1,973	125
Net unrealized appreciation
(depreciation) of investments	(306)	(573)	14	3,058	(60)
Net realized and unrealized gain (loss)
on investments	187	27	36	5,031	65
Net increase (decrease) in net assets
resulting from operations	$151	$211	$43	$5,733	$81

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5,340	$72	$2	$71	$540
Expenses:
Mortality, expense risk and other charges	2,927	33	1	55	578
Total expenses	2,927	33	1	55	578
Net investment income (loss)	2,413	39	1	16	(38)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9,149	(670)	11	121	1,632
Capital gains distributions	8,619	733	23	344	3,724
Total realized gain (loss) on investments
and capital gains distributions	17,768	63	34	465	5,356
Net unrealized appreciation
(depreciation) of investments	1,128	(99)	17	323	3,043
Net realized and unrealized gain (loss)
on investments	18,896	(36)	51	788	8,399
Net increase (decrease) in net assets
resulting from operations	$21,309	$3	$52	$804	$8,361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5	$7,049	$11	$2,053	$35
Expenses:
Mortality, expense risk and other charges	2	6,125	11	369	5
Total expenses	2	6,125	11	369	5
Net investment income (loss)	3	924	—	1,684	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	23,151	58	719	17
Capital gains distributions	8	8,158	15	—	—
Total realized gain (loss) on investments
and capital gains distributions	44	31,309	73	719	17
Net unrealized appreciation
(depreciation) of investments	(36)	(24,222)	(61)	(2,909)	(53)
Net realized and unrealized gain (loss)
on investments	8	7,087	12	(2,190)	(36)
Net increase (decrease) in net assets
resulting from operations	$11	$8,011	$12	$(506)	$(6)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$1,057	$—	$—	$—
Expenses:
Mortality, expense risk and other charges	1	4,053	7	5	3,021
Total expenses	1	4,053	7	5	3,021
Net investment income (loss)	(1)	(2,996)	(7)	(5)	(3,021)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	13,737	48	111	17,131
Capital gains distributions	26	26,527	69	103	22,697
Total realized gain (loss) on investments
and capital gains distributions	53	40,264	117	214	39,828
Net unrealized appreciation
(depreciation) of investments	(13)	2,509	(5)	(101)	(12,420)
Net realized and unrealized gain (loss)
on investments	40	42,773	112	113	27,408
Net increase (decrease) in net assets
resulting from operations	$39	$39,777	$105	$108	$24,387

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Core Equity Research Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$10	$2,742	$7	$3
Expenses:
Mortality, expense risk and other charges	23	2	1,121	1	1
Total expenses	23	2	1,121	1	1
Net investment income (loss)	(23)	8	1,621	6	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	353	12	(135)	11	15
Capital gains distributions	266	—	—	—	20
Total realized gain (loss) on investments
and capital gains distributions	619	12	(135)	11	35
Net unrealized appreciation
(depreciation) of investments	(303)	(58)	(9,755)	(42)	(21)
Net realized and unrealized gain (loss)
on investments	316	(46)	(9,890)	(31)	14
Net increase (decrease) in net assets
resulting from operations	$293	$(38)	$(8,269)	$(25)	$16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,028	$1,549	$1,583	$25	$26,781
Expenses:
Mortality, expense risk and other charges	377	741	634	6	15,217
Total expenses	377	741	634	6	15,217
Net investment income (loss)	651	808	949	19	11,564

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,475	(1,825)	(1,050)	78	49,080
Capital gains distributions	—	—	—	183	149,450
Total realized gain (loss) on investments
and capital gains distributions	2,475	(1,825)	(1,050)	261	198,530
Net unrealized appreciation
(depreciation) of investments	(989)	5,078	3,894	(129)	(84,853)
Net realized and unrealized gain (loss)
on investments	1,486	3,253	2,844	132	113,677
Net increase (decrease) in net assets
resulting from operations	$2,137	$4,061	$3,793	$151	$125,241

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$4	$4,962	$4	$2,819	$3
Expenses:
Mortality, expense risk and other charges	2	3,373	1	3,304	2
Total expenses	2	3,373	1	3,304	2
Net investment income (loss)	2	1,589	3	(485)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	11,501	36	9,501	90
Capital gains distributions	28	—	—	15,217	21
Total realized gain (loss) on investments
and capital gains distributions	42	11,501	36	24,718	111
Net unrealized appreciation
(depreciation) of investments	(26)	26,916	2	5,574	(67)
Net realized and unrealized gain (loss)
on investments	16	38,417	38	30,292	44
Net increase (decrease) in net assets
resulting from operations	$18	$40,006	$41	$29,807	$45

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$965	$1	$223	$—	$169
Expenses:
Mortality, expense risk and other charges	1,438	1	267	—	145
Total expenses	1,438	1	267	—	145
Net investment income (loss)	(473)	—	(44)	—	24

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,112	3	722	—	916
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	3,112	3	722	—	916
Net unrealized appreciation
(depreciation) of investments	3,612	12	(2,625)	—	738
Net realized and unrealized gain (loss)
on investments	6,724	15	(1,903)	—	1,654
Net increase (decrease) in net assets
resulting from operations	$6,251	$15	$(1,947)	$—	$1,678

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$11	$647	$3	$6	$88
Expenses:
Mortality, expense risk and other charges	4	372	3	5	67
Total expenses	4	372	3	5	67
Net investment income (loss)	7	275	—	1	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	1,158	13	13	628
Capital gains distributions	—	—	—	5	97
Total realized gain (loss) on investments
and capital gains distributions	36	1,158	13	18	725
Net unrealized appreciation
(depreciation) of investments	70	3,586	30	20	(9)
Net realized and unrealized gain (loss)
on investments	106	4,744	43	38	716
Net increase (decrease) in net assets
resulting from operations	$113	$5,019	$43	$39	$737

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$20	$513	$263	$531	$—
Expenses:
Mortality, expense risk and other charges	81	356	220	1,422	1
Total expenses	81	356	220	1,422	1
Net investment income (loss)	(61)	157	43	(891)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	559	1,149	535	1,408	10
Capital gains distributions	—	1,502	1,532	16,468	34
Total realized gain (loss) on investments
and capital gains distributions	559	2,651	2,067	17,876	44
Net unrealized appreciation
(depreciation) of investments	393	3,158	(925)	(9,131)	(25)
Net realized and unrealized gain (loss)
on investments	952	5,809	1,142	8,745	19
Net increase (decrease) in net assets
resulting from operations	$891	$5,966	$1,185	$7,854	$18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya International Value Portfolio - Class I	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1,919	$6	$—	$499	$4
Expenses:
Mortality, expense risk and other charges	433	1	—	1,130	8
Total expenses	433	1	—	1,130	8
Net investment income (loss)	1,486	5	—	(631)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(990)	24	—	5,299	74
Capital gains distributions	—	—	—	18,825	212
Total realized gain (loss) on investments
and capital gains distributions	(990)	24	—	24,124	286
Net unrealized appreciation
(depreciation) of investments	(3,635)	(37)	—	(13,936)	(176)
Net realized and unrealized gain (loss)
on investments	(4,625)	(13)	—	10,188	110
Net increase (decrease) in net assets
resulting from operations	$(3,139)	$(8)	$—	$9,557	$106
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Net investment income (loss)
Investment income:
Dividends	$—	$—	$705	$—	$—
Expenses:
Mortality, expense risk and other charges	376	—	384	658	514
Total expenses	376	—	384	658	514
Net investment income (loss)	(376)	—	321	(658)	(514)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,841	4	302	8,495	4,423
Capital gains distributions	3,552	12	5,270	9,250	8,688
Total realized gain (loss) on investments
and capital gains distributions	6,393	16	5,572	17,745	13,111
Net unrealized appreciation
(depreciation) of investments	(4,157)	(8)	(8,459)	(15,673)	(9,980)
Net realized and unrealized gain (loss)
on investments	2,236	8	(2,887)	2,072	3,131
Net increase (decrease) in net assets
resulting from operations	$1,860	$8	$(2,566)	$1,414	$2,617

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$70	$2,127	$1	$892
Expenses:
Mortality, expense risk and other charges	23	1,276	1	1,300
Total expenses	23	1,276	1	1,300
Net investment income (loss)	47	851	—	(408)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	591	1,767	5	1,818
Capital gains distributions	245	6,619	18	18,287
Total realized gain (loss) on investments
and capital gains distributions	836	8,386	23	20,105
Net unrealized appreciation
(depreciation) of investments	(384)	2,702	(20)	(12,714)
Net realized and unrealized gain (loss)
on investments	452	11,088	3	7,391
Net increase (decrease) in net assets
resulting from operations	$499	$11,939	$3	$6,983

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5
Net assets at January 1, 2013	$—	$4,552	$26	$30

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(45)	—	2
Total realized gain (loss) on investments
and capital gains distributions	—	698	3	1
Net unrealized appreciation (depreciation)
of investments	—	553	7	18
Net increase (decrease) in net assets resulting from	—	1,206	10	21
operations
Changes from principal transactions:
Total unit transactions	—	(1,184)	2	166
Increase (decrease) in net assets derived from
principal transactions	—	(1,184)	2	166
Total increase (decrease) in net assets	—	22	12	187
Net assets at December 31, 2013	—	4,574	38	217

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(45)	(1)	4
Total realized gain (loss) on investments
and capital gains distributions	—	618	16	17
Net unrealized appreciation (depreciation)
of investments	—	(419)	(9)	(27)
Net increase (decrease) in net assets resulting from	—	154	6	(6)
operations
Changes from principal transactions:
Total unit transactions	32	(671)	46	197
Increase (decrease) in net assets derived from
principal transactions	32	(671)	46	197
Total increase (decrease) in net assets	32	(517)	52	191
Net assets at December 31, 2014	$32	$4,057	$90	$408

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5
Net assets at January 1, 2013	$36	$234	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	—
Total realized gain (loss) on investments
and capital gains distributions	6	41	—	—
Net unrealized appreciation (depreciation)
of investments	6	59	—	—
Net increase (decrease) in net assets resulting from	12	99	—	—
operations
Changes from principal transactions:
Total unit transactions	15	23	—	—
Increase (decrease) in net assets derived from
principal transactions	15	23	—	—
Total increase (decrease) in net assets	27	122	—	—
Net assets at December 31, 2013	63	356	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	9	83	—	18
Net unrealized appreciation (depreciation)
of investments	(4)	(15)	(1)	(14)
Net increase (decrease) in net assets resulting from	5	65	—	3
operations
Changes from principal transactions:
Total unit transactions	(17)	21	35	228
Increase (decrease) in net assets derived from
principal transactions	(17)	21	35	228
Total increase (decrease) in net assets	(12)	86	35	231
Net assets at December 31, 2014	$51	$442	$35	$231

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Net assets at January 1, 2013	$—	$141	$19,755	$34,682

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	(129)	131
Total realized gain (loss) on investments
and capital gains distributions	—	26	349	1,550
Net unrealized appreciation (depreciation)
of investments	—	56	7,115	7,604
Net increase (decrease) in net assets resulting from	—	80	7,335	9,285
operations
Changes from principal transactions:
Total unit transactions	—	97	(1,025)	(3,816)
Increase (decrease) in net assets derived from
principal transactions	—	97	(1,025)	(3,816)
Total increase (decrease) in net assets	—	177	6,310	5,469
Net assets at December 31, 2013	—	318	26,065	40,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	(268)	(77)
Total realized gain (loss) on investments
and capital gains distributions	—	81	1,117	2,286
Net unrealized appreciation (depreciation)
of investments	—	(55)	1,045	521
Net increase (decrease) in net assets resulting from	—	23	1,894	2,730
operations
Changes from principal transactions:
Total unit transactions	—	82	(787)	(3,249)
Increase (decrease) in net assets derived from
principal transactions	—	82	(787)	(3,249)
Total increase (decrease) in net assets	—	105	1,107	(519)
Net assets at December 31, 2014	$—	$423	$27,172	$39,632

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianceBernstein Growth and Income Fund - Class A	AllianceBernstein Growth and Income Portfolio - Class A
Net assets at January 1, 2013	$492	$2,030	$201	$476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(33)	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	49	417	38	66
Net unrealized appreciation (depreciation)
of investments	127	492	14	87
Net increase (decrease) in net assets resulting from	174	876	51	153
operations
Changes from principal transactions:
Total unit transactions	57	1,306	(69)	45
Increase (decrease) in net assets derived from
principal transactions	57	1,306	(69)	45
Total increase (decrease) in net assets	231	2,182	(18)	198
Net assets at December 31, 2013	723	4,212	183	674

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(41)	—	1
Total realized gain (loss) on investments
and capital gains distributions	200	614	14	158
Net unrealized appreciation (depreciation)
of investments	(67)	(439)	1	(115)
Net increase (decrease) in net assets resulting from	129	134	15	44
operations
Changes from principal transactions:
Total unit transactions	483	(571)	3	(275)
Increase (decrease) in net assets derived from
principal transactions	483	(571)	3	(275)
Total increase (decrease) in net assets	612	(437)	18	(231)
Net assets at December 31, 2014	$1,335	$3,775	$201	$443

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Net assets at January 1, 2013	$206	$35	$400	$35,389

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	1	(135)
Total realized gain (loss) on investments
and capital gains distributions	9	4	66	2,988
Net unrealized appreciation (depreciation)
of investments	44	5	63	4,468
Net increase (decrease) in net assets resulting from	56	10	130	7,321
operations
Changes from principal transactions:
Total unit transactions	(16)	(20)	54	(2,949)
Increase (decrease) in net assets derived from
principal transactions	(16)	(20)	54	(2,949)
Total increase (decrease) in net assets	40	(10)	184	4,372
Net assets at December 31, 2013	246	25	584	39,761

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	9	(241)
Total realized gain (loss) on investments
and capital gains distributions	7	—	144	4,825
Net unrealized appreciation (depreciation)
of investments	12	2	(148)	215
Net increase (decrease) in net assets resulting from	22	3	5	4,799
operations
Changes from principal transactions:
Total unit transactions	(7)	(1)	(41)	(2,098)
Increase (decrease) in net assets derived from
principal transactions	(7)	(1)	(41)	(2,098)
Total increase (decrease) in net assets	15	2	(36)	2,701
Net assets at December 31, 2014	$261	$27	$548	$42,462

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Net assets at January 1, 2013	$51,965	$5,771	$—	$54,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	371	54	—	62
Total realized gain (loss) on investments
and capital gains distributions	1,879	119	—	1,097
Net unrealized appreciation (depreciation)
of investments	13,098	1,055	—	(5,842)
Net increase (decrease) in net assets resulting from	15,348	1,228	—	(4,683)
operations
Changes from principal transactions:
Total unit transactions	5,113	354	—	(17,045)
Increase (decrease) in net assets derived from
principal transactions	5,113	354	—	(17,045)
Total increase (decrease) in net assets	20,461	1,582	—	(21,728)
Net assets at December 31, 2013	72,426	7,353	—	32,860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	425	48	—	128
Total realized gain (loss) on investments
and capital gains distributions	4,884	1,036	4	(698)
Net unrealized appreciation (depreciation)
of investments	510	(523)	(1)	1,104
Net increase (decrease) in net assets resulting from	5,819	561	3	534
operations
Changes from principal transactions:
Total unit transactions	(3,433)	(597)	61	(4,371)
Increase (decrease) in net assets derived from
principal transactions	(3,433)	(597)	61	(4,371)
Total increase (decrease) in net assets	2,386	(36)	64	(3,837)
Net assets at December 31, 2014	$74,812	$7,317	$64	$29,023

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Funds American Mutual Fund® - Class R-4
Net assets at January 1, 2013	$6,374	$1,203	$37,284	$61

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71	10	218	7
Total realized gain (loss) on investments
and capital gains distributions	(51)	108	3,287	22
Net unrealized appreciation (depreciation)
of investments	2,269	312	8,071	51
Net increase (decrease) in net assets resulting from	2,289	430	11,576	80
operations
Changes from principal transactions:
Total unit transactions	986	303	2,336	747
Increase (decrease) in net assets derived from
principal transactions	986	303	2,336	747
Total increase (decrease) in net assets	3,275	733	13,912	827
Net assets at December 31, 2013	9,649	1,936	51,196	888

Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	5	110	25
Total realized gain (loss) on investments
and capital gains distributions	859	319	6,922	87
Net unrealized appreciation (depreciation)
of investments	146	(166)	(2,028)	73
Net increase (decrease) in net assets resulting from	1,073	158	5,004	185
operations
Changes from principal transactions:
Total unit transactions	184	76	11,192	1,081
Increase (decrease) in net assets derived from
principal transactions	184	76	11,192	1,081
Total increase (decrease) in net assets	1,257	234	16,196	1,266
Net assets at December 31, 2014	$10,906	$2,170	$67,392	$2,154

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N
Net assets at January 1, 2013	$866	$3,328	$5,043	$8,892

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(26)	12	(184)
Total realized gain (loss) on investments
and capital gains distributions	205	726	439	3,506
Net unrealized appreciation (depreciation)
of investments	105	1,692	1,143	3,023
Net increase (decrease) in net assets resulting from	309	2,392	1,594	6,345
operations
Changes from principal transactions:
Total unit transactions	(435)	4,847	3,647	18,198
Increase (decrease) in net assets derived from
principal transactions	(435)	4,847	3,647	18,198
Total increase (decrease) in net assets	(126)	7,239	5,241	24,543
Net assets at December 31, 2013	740	10,567	10,284	33,435

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(44)	(28)	(334)
Total realized gain (loss) on investments
and capital gains distributions	168	2,427	399	8,889
Net unrealized appreciation (depreciation)
of investments	(103)	(1,387)	(611)	(5,131)
Net increase (decrease) in net assets resulting from	64	996	(240)	3,424
operations
Changes from principal transactions:
Total unit transactions	(107)	349	3,048	10,560
Increase (decrease) in net assets derived from
principal transactions	(107)	349	3,048	10,560
Total increase (decrease) in net assets	(43)	1,345	2,808	13,984
Net assets at December 31, 2014	$697	$11,912	$13,092	$47,419

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4
Net assets at January 1, 2013	$1,014	$—	$9,764	$10,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	—	(77)	135
Total realized gain (loss) on investments
and capital gains distributions	33	—	1,976	141
Net unrealized appreciation (depreciation)
of investments	210	—	1,750	(591)
Net increase (decrease) in net assets resulting from	256	—	3,649	(315)
operations
Changes from principal transactions:
Total unit transactions	164	—	2,703	(1,395)
Increase (decrease) in net assets derived from
principal transactions	164	—	2,703	(1,395)
Total increase (decrease) in net assets	420	—	6,352	(1,710)
Net assets at December 31, 2013	1,434	—	16,116	9,244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	—	(107)	105
Total realized gain (loss) on investments
and capital gains distributions	131	2	3,462	54
Net unrealized appreciation (depreciation)
of investments	(21)	(2)	(2,555)	241
Net increase (decrease) in net assets resulting from	127	—	800	400
operations
Changes from principal transactions:
Total unit transactions	136	21	(133)	(327)
Increase (decrease) in net assets derived from
principal transactions	136	21	(133)	(327)
Total increase (decrease) in net assets	263	21	667	73
Net assets at December 31, 2014	$1,697	$21	$16,783	$9,317

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A Shares
Net assets at January 1, 2013	$46,174	$513	$2,138	$85

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	10	36	(1)
Total realized gain (loss) on investments
and capital gains distributions	5,099	12	118	8
Net unrealized appreciation (depreciation)
of investments	2,569	104	(144)	17
Net increase (decrease) in net assets resulting from	7,666	126	10	24
operations
Changes from principal transactions:
Total unit transactions	(1,140)	46	286	(6)
Increase (decrease) in net assets derived from
principal transactions	(1,140)	46	286	(6)
Total increase (decrease) in net assets	6,526	172	296	18
Net assets at December 31, 2013	52,700	685	2,434	103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	253	11	69	(1)
Total realized gain (loss) on investments
and capital gains distributions	4,303	12	281	18
Net unrealized appreciation (depreciation)
of investments	(281)	—	626	(17)
Net increase (decrease) in net assets resulting from	4,275	23	976	—
operations
Changes from principal transactions:
Total unit transactions	(3,484)	67	3,268	(3)
Increase (decrease) in net assets derived from
principal transactions	(3,484)	67	3,268	(3)
Total increase (decrease) in net assets	791	90	4,244	(3)
Net assets at December 31, 2014	$53,491	$775	$6,678	$100

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z Shares	Columbia Mid Cap Value Fund - Class A Shares	Columbia Mid Cap Value Fund - Class Z Shares	CRM Mid Cap Value Fund - Investor Shares
Net assets at January 1, 2013	$39	$4,121	$1	$232

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(27)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	3	1,265	—	51
Net unrealized appreciation (depreciation)
of investments	9	222	—	25
Net increase (decrease) in net assets resulting from	11	1,460	—	75
operations
Changes from principal transactions:
Total unit transactions	4	399	1	6
Increase (decrease) in net assets derived from
principal transactions	4	399	1	6
Total increase (decrease) in net assets	15	1,859	1	81
Net assets at December 31, 2013	54	5,980	2	313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(32)	—	—
Total realized gain (loss) on investments
and capital gains distributions	9	1,832	—	82
Net unrealized appreciation (depreciation)
of investments	(8)	(1,014)	—	(67)
Net increase (decrease) in net assets resulting from	—	786	—	15
operations
Changes from principal transactions:
Total unit transactions	4	3,650	—	(40)
Increase (decrease) in net assets derived from
principal transactions	4	3,650	—	(40)
Total increase (decrease) in net assets	4	4,436	—	(25)
Net assets at December 31, 2014	$58	$10,416	$2	$288

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S
Net assets at January 1, 2013	$—	$801	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	41	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	(48)	2	—
Net unrealized appreciation (depreciation)
of investments	—	(34)	6	—
Net increase (decrease) in net assets resulting from	—	(41)	8	—
operations
Changes from principal transactions:
Total unit transactions	—	1,127	101	—
Increase (decrease) in net assets derived from
principal transactions	—	1,127	101	—
Total increase (decrease) in net assets	—	1,086	109	—
Net assets at December 31, 2013	—	1,887	109	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	86	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	—	2	38	2
Net unrealized appreciation (depreciation)
of investments	—	13	(24)	(1)
Net increase (decrease) in net assets resulting from	—	101	13	1
operations
Changes from principal transactions:
Total unit transactions	—	2,474	570	23
Increase (decrease) in net assets derived from
principal transactions	—	2,474	570	23
Total increase (decrease) in net assets	—	2,575	583	24
Net assets at December 31, 2014	$—	$4,462	$692	$24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R Shares
Net assets at January 1, 2013	$224	$28	$491	$98

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	5	—
Total realized gain (loss) on investments
and capital gains distributions	8	6	5	17
Net unrealized appreciation (depreciation)
of investments	56	15	145	13
Net increase (decrease) in net assets resulting from	67	21	155	30
operations
Changes from principal transactions:
Total unit transactions	89	79	30	3
Increase (decrease) in net assets derived from
principal transactions	89	79	30	3
Total increase (decrease) in net assets	156	100	185	33
Net assets at December 31, 2013	380	128	676	131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	2	6	—
Total realized gain (loss) on investments
and capital gains distributions	20	20	74	45
Net unrealized appreciation (depreciation)
of investments	(28)	4	3	(33)
Net increase (decrease) in net assets resulting from	(3)	26	83	12
operations
Changes from principal transactions:
Total unit transactions	16	148	(13)	(50)
Increase (decrease) in net assets derived from
principal transactions	16	148	(13)	(50)
Total increase (decrease) in net assets	13	174	70	(38)
Net assets at December 31, 2014	$393	$302	$746	$93
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Institutional Class	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2013	$8,750	$268,614	$465	$264,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	459	(7)	4,268
Total realized gain (loss) on investments
and capital gains distributions	892	(691)	113	17,227
Net unrealized appreciation (depreciation)
of investments	555	51,226	55	47,229
Net increase (decrease) in net assets resulting from	1,460	50,994	161	68,724
operations
Changes from principal transactions:
Total unit transactions	(1,548)	(4,948)	103	(26,669)
Increase (decrease) in net assets derived from
principal transactions	(1,548)	(4,948)	103	(26,669)
Total increase (decrease) in net assets	(88)	46,046	264	42,055
Net assets at December 31, 2013	8,662	314,660	729	306,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	1,386	(9)	5,435
Total realized gain (loss) on investments
and capital gains distributions	650	970	187	4,145
Net unrealized appreciation (depreciation)
of investments	(926)	(13,038)	(72)	12,997
Net increase (decrease) in net assets resulting from	(243)	(10,682)	106	22,577
operations
Changes from principal transactions:
Total unit transactions	(1,319)	(8,450)	99	(27,320)
Increase (decrease) in net assets derived from
principal transactions	(1,319)	(8,450)	99	(27,320)
Total increase (decrease) in net assets	(1,562)	(19,132)	205	(4,743)
Net assets at December 31, 2014	$7,100	$295,528	$934	$301,864

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2013	$225,077	$12,167	$29,379	$1,085,469

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,690)	520	143	1,964
Total realized gain (loss) on investments
and capital gains distributions	10,773	315	(1,965)	23,779
Net unrealized appreciation (depreciation)
of investments	65,870	(312)	10,114	291,519
Net increase (decrease) in net assets resulting from	74,953	523	8,292	317,262
operations
Changes from principal transactions:
Total unit transactions	(25,029)	(1,336)	(1,359)	(82,018)
Increase (decrease) in net assets derived from
principal transactions	(25,029)	(1,336)	(1,359)	(82,018)
Total increase (decrease) in net assets	49,924	(813)	6,933	235,244
Net assets at December 31, 2013	275,001	11,354	36,312	1,320,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,239)	575	107	665
Total realized gain (loss) on investments
and capital gains distributions	9,482	101	(700)	56,881
Net unrealized appreciation (depreciation)
of investments	20,363	(692)	(2,504)	82,142
Net increase (decrease) in net assets resulting from	27,606	(16)	(3,097)	139,688
operations
Changes from principal transactions:
Total unit transactions	(10,109)	813	(3,332)	(80,851)
Increase (decrease) in net assets derived from
principal transactions	(10,109)	813	(3,332)	(80,851)
Total increase (decrease) in net assets	17,497	797	(6,429)	58,837
Net assets at December 31, 2014	$292,498	$12,151	$29,883	$1,379,550

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R
Net assets at January 1, 2013	$115,759	$20,599	$22,592	$2,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,072	127	97	17
Total realized gain (loss) on investments
and capital gains distributions	4,779	3,793	428	319
Net unrealized appreciation (depreciation)
of investments	30,085	3,481	2,542	210
Net increase (decrease) in net assets resulting from	35,936	7,401	3,067	546
operations
Changes from principal transactions:
Total unit transactions	1,981	(145)	(2,409)	(355)
Increase (decrease) in net assets derived from
principal transactions	1,981	(145)	(2,409)	(355)
Total increase (decrease) in net assets	37,917	7,256	658	191
Net assets at December 31, 2013	153,676	27,855	23,250	2,610

Increase (decrease) in net assets
Operations:
Net investment income (loss)	837	74	75	34
Total realized gain (loss) on investments
and capital gains distributions	4,424	1,808	1,359	221
Net unrealized appreciation (depreciation)
of investments	13,593	(162)	(368)	(144)
Net increase (decrease) in net assets resulting from	18,854	1,720	1,066	111
operations
Changes from principal transactions:
Total unit transactions	3,561	(111)	(1,655)	(128)
Increase (decrease) in net assets derived from
principal transactions	3,561	(111)	(1,655)	(128)
Total increase (decrease) in net assets	22,415	1,609	(589)	(17)
Net assets at December 31, 2014	$176,091	$29,464	$22,661	$2,593

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2013	$—	$—	$553	$110,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(4)	497
Total realized gain (loss) on investments
and capital gains distributions	—	—	156	4,350
Net unrealized appreciation (depreciation)
of investments	—	—	59	33,299
Net increase (decrease) in net assets resulting from	—	—	211	38,146
operations
Changes from principal transactions:
Total unit transactions	—	—	(5)	(4,257)
Increase (decrease) in net assets derived from
principal transactions	—	—	(5)	(4,257)
Total increase (decrease) in net assets	—	—	206	33,889
Net assets at December 31, 2013	—	—	759	144,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(3)	(405)
Total realized gain (loss) on investments
and capital gains distributions	4	—	160	15,126
Net unrealized appreciation (depreciation)
of investments	4	(1)	(136)	(15,311)
Net increase (decrease) in net assets resulting from	8	(1)	21	(590)
operations
Changes from principal transactions:
Total unit transactions	89	4	(474)	(11,303)
Increase (decrease) in net assets derived from
principal transactions	89	4	(474)	(11,303)
Total increase (decrease) in net assets	97	3	(453)	(11,893)
Net assets at December 31, 2014	$97	$3	$306	$132,108

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Goldman Sachs Growth Opportunities Fund - Class IR Shares	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Net assets at January 1, 2013	$—	$12,373	$287,158	$159

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(81)	(1,953)	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	1,965	27,868	72
Net unrealized appreciation (depreciation)
of investments	—	2,073	65,718	(9)
Net increase (decrease) in net assets resulting from	—	3,957	91,633	62
operations
Changes from principal transactions:
Total unit transactions	—	(416)	(14,877)	(221)
Increase (decrease) in net assets derived from
principal transactions	—	(416)	(14,877)	(221)
Total increase (decrease) in net assets	—	3,541	76,756	(159)
Net assets at December 31, 2013	—	15,914	363,914	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(88)	(2,242)	—
Total realized gain (loss) on investments
and capital gains distributions	1	2,781	40,146	—
Net unrealized appreciation (depreciation)
of investments	—	(1,397)	(8,466)	—
Net increase (decrease) in net assets resulting from	1	1,296	29,438	—
operations
Changes from principal transactions:
Total unit transactions	2	(490)	(13,292)	—
Increase (decrease) in net assets derived from
principal transactions	2	(490)	(13,292)	—
Total increase (decrease) in net assets	3	806	16,146	—
Net assets at December 31, 2014	$3	$16,720	$380,060	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Aspen Series Balanced Portfolio - Institutional Shares
Net assets at January 1, 2013	$261	$1,985	$—	$174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	53	—	1
Total realized gain (loss) on investments
and capital gains distributions	73	82	—	10
Net unrealized appreciation (depreciation)
of investments	(2)	207	—	13
Net increase (decrease) in net assets resulting from	73	342	—	24
operations
Changes from principal transactions:
Total unit transactions	(330)	65	—	(45)
Increase (decrease) in net assets derived from
principal transactions	(330)	65	—	(45)
Total increase (decrease) in net assets	(257)	407	—	(21)
Net assets at December 31, 2013	4	2,392	—	153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	56	—	1
Total realized gain (loss) on investments
and capital gains distributions	—	182	—	9
Net unrealized appreciation (depreciation)
of investments	—	(54)	—	1
Net increase (decrease) in net assets resulting from	—	184	—	11
operations
Changes from principal transactions:
Total unit transactions	1	46	31	(17)
Increase (decrease) in net assets derived from
principal transactions	1	46	31	(17)
Total increase (decrease) in net assets	1	230	31	(6)
Net assets at December 31, 2014	$5	$2,622	$31	$147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares
Net assets at January 1, 2013	$365	$40	$135	$70

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	2	—	—
Total realized gain (loss) on investments
and capital gains distributions	33	1	1	2
Net unrealized appreciation (depreciation)
of investments	53	(2)	34	17
Net increase (decrease) in net assets resulting from	83	1	35	19
operations
Changes from principal transactions:
Total unit transactions	(122)	(3)	(9)	(11)
Increase (decrease) in net assets derived from
principal transactions	(122)	(3)	(9)	(11)
Total increase (decrease) in net assets	(39)	(2)	26	8
Net assets at December 31, 2013	326	38	161	78

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	1	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	56	—	27	9
Net unrealized appreciation (depreciation)
of investments	(19)	—	(16)	1
Net increase (decrease) in net assets resulting from	34	1	11	9
operations
Changes from principal transactions:
Total unit transactions	(78)	1	(70)	(5)
Increase (decrease) in net assets derived from
principal transactions	(78)	1	(70)	(5)
Total increase (decrease) in net assets	(44)	2	(59)	4
Net assets at December 31, 2014	$282	$40	$102	$82

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class Shares	JPMorgan Government Bond Fund - Select Class Shares	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Net assets at January 1, 2013	$—	$10	$—	$5,049

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5	—	(16)
Total realized gain (loss) on investments
and capital gains distributions	—	(6)	—	296
Net unrealized appreciation (depreciation)
of investments	—	(15)	—	936
Net increase (decrease) in net assets resulting from	—	(16)	—	1,216
operations
Changes from principal transactions:
Total unit transactions	—	248	—	(2,343)
Increase (decrease) in net assets derived from
principal transactions	—	248	—	(2,343)
Total increase (decrease) in net assets	—	232	—	(1,127)
Net assets at December 31, 2013	—	242	—	3,922

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	—	(19)
Total realized gain (loss) on investments
and capital gains distributions	1	(4)	—	325
Net unrealized appreciation (depreciation)
of investments	2	9	—	131
Net increase (decrease) in net assets resulting from	4	8	—	437
operations
Changes from principal transactions:
Total unit transactions	64	176	—	(175)
Increase (decrease) in net assets derived from
principal transactions	64	176	—	(175)
Total increase (decrease) in net assets	68	184	—	262
Net assets at December 31, 2014	$68	$426	$—	$4,184

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y
Net assets at January 1, 2013	$—	$337	$10,558	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	(123)	—
Total realized gain (loss) on investments
and capital gains distributions	—	49	1,824	—
Net unrealized appreciation (depreciation)
of investments	—	40	2,154	—
Net increase (decrease) in net assets resulting from	—	86	3,855	—
operations
Changes from principal transactions:
Total unit transactions	—	(12)	1,178	—
Increase (decrease) in net assets derived from
principal transactions	—	(12)	1,178	—
Total increase (decrease) in net assets	—	74	5,033	—
Net assets at December 31, 2013	—	411	15,591	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	(99)	2
Total realized gain (loss) on investments
and capital gains distributions	2	107	2,999	(1)
Net unrealized appreciation (depreciation)
of investments	1	(104)	(2,344)	(1)
Net increase (decrease) in net assets resulting from	3	—	556	—
operations
Changes from principal transactions:
Total unit transactions	93	(63)	(1,832)	373
Increase (decrease) in net assets derived from
principal transactions	93	(63)	(1,832)	373
Total increase (decrease) in net assets	96	(63)	(1,276)	373
Net assets at December 31, 2014	$96	$348	$14,315	$373

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A
Net assets at January 1, 2013	$—	$93	$59	$960

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	—	(4)
Total realized gain (loss) on investments
and capital gains distributions	—	46	—	151
Net unrealized appreciation (depreciation)
of investments	—	36	(2)	101
Net increase (decrease) in net assets resulting from	—	80	(2)	248
operations
Changes from principal transactions:
Total unit transactions	—	86	(11)	(211)
Increase (decrease) in net assets derived from
principal transactions	—	86	(11)	(211)
Total increase (decrease) in net assets	—	166	(13)	37
Net assets at December 31, 2013	—	259	46	997

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	50	—	28
Net unrealized appreciation (depreciation)
of investments	—	(43)	3	87
Net increase (decrease) in net assets resulting from	—	5	3	112
operations
Changes from principal transactions:
Total unit transactions	—	10	1,209	46
Increase (decrease) in net assets derived from
principal transactions	—	10	1,209	46
Total increase (decrease) in net assets	—	15	1,212	158
Net assets at December 31, 2014	$—	$274	$1,258	$1,155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3
Net assets at January 1, 2013	$1,186	$158	$95,534	$424

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(1)	(537)	—
Total realized gain (loss) on investments
and capital gains distributions	400	43	(309)	32
Net unrealized appreciation (depreciation)
of investments	(8)	20	26,886	127
Net increase (decrease) in net assets resulting from	380	62	26,040	159
operations
Changes from principal transactions:
Total unit transactions	(116)	44	(16,890)	54
Increase (decrease) in net assets derived from
principal transactions	(116)	44	(16,890)	54
Total increase (decrease) in net assets	264	106	9,150	213
Net assets at December 31, 2013	1,450	264	104,684	637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	—	(535)	—
Total realized gain (loss) on investments
and capital gains distributions	384	54	1,491	134
Net unrealized appreciation (depreciation)
of investments	(367)	(38)	9,387	(134)
Net increase (decrease) in net assets resulting from	6	16	10,343	—
operations
Changes from principal transactions:
Total unit transactions	(202)	(15)	(10,441)	(635)
Increase (decrease) in net assets derived from
principal transactions	(202)	(15)	(10,441)	(635)
Total increase (decrease) in net assets	(196)	1	(98)	(635)
Net assets at December 31, 2014	$1,254	$265	$104,586	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3
Net assets at January 1, 2013	$718	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	15	—	—
Total realized gain (loss) on investments
and capital gains distributions	52	19	—	—
Net unrealized appreciation (depreciation)
of investments	88	(18)	—	—
Net increase (decrease) in net assets resulting from	139	16	—	—
operations
Changes from principal transactions:
Total unit transactions	(197)	3,474	—	—
Increase (decrease) in net assets derived from
principal transactions	(197)	3,474	—	—
Total increase (decrease) in net assets	(58)	3,490	—	—
Net assets at December 31, 2013	660	3,490	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	77	—	—
Total realized gain (loss) on investments
and capital gains distributions	44	37	—	—
Net unrealized appreciation (depreciation)
of investments	27	174	—	(1)
Net increase (decrease) in net assets resulting from	70	288	—	(1)
operations
Changes from principal transactions:
Total unit transactions	(8)	6,833	1	14
Increase (decrease) in net assets derived from
principal transactions	(8)	6,833	1	14
Total increase (decrease) in net assets	62	7,121	1	13
Net assets at December 31, 2014	$722	$10,611	$1	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4
Net assets at January 1, 2013	$95	$8,855	$2,123	$88,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	21	3	40
Total realized gain (loss) on investments
and capital gains distributions	13	1,895	349	5,061
Net unrealized appreciation (depreciation)
of investments	32	1,684	177	18,214
Net increase (decrease) in net assets resulting from	45	3,600	529	23,315
operations
Changes from principal transactions:
Total unit transactions	58	1,990	(235)	3,626
Increase (decrease) in net assets derived from
principal transactions	58	1,990	(235)	3,626
Total increase (decrease) in net assets	103	5,590	294	26,941
Net assets at December 31, 2013	198	14,445	2,417	114,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(5)	(5)	(272)
Total realized gain (loss) on investments
and capital gains distributions	59	2,720	339	8,102
Net unrealized appreciation (depreciation)
of investments	(44)	(1,516)	(286)	(4,995)
Net increase (decrease) in net assets resulting from	13	1,199	48	2,835
operations
Changes from principal transactions:
Total unit transactions	262	(2,299)	(353)	4,062
Increase (decrease) in net assets derived from
principal transactions	262	(2,299)	(353)	4,062
Total increase (decrease) in net assets	275	(1,100)	(305)	6,897
Net assets at December 31, 2014	$473	$13,345	$2,112	$121,851

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	American Funds New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Nuveen U.S. Infrastructure Income Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A
Net assets at January 1, 2013	$—	$—	$—	$520

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	111
Net unrealized appreciation (depreciation)
of investments	—	—	—	(49)
Net increase (decrease) in net assets resulting from	—	—	—	60
operations
Changes from principal transactions:
Total unit transactions	—	—	—	(474)
Increase (decrease) in net assets derived from
principal transactions	—	—	—	(474)
Total increase (decrease) in net assets	—	—	—	(414)
Net assets at December 31, 2013	—	—	—	106

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	16	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	72	—	20
Net unrealized appreciation (depreciation)
of investments	(3)	(84)	1	(5)
Net increase (decrease) in net assets resulting from	(2)	4	2	14
operations
Changes from principal transactions:
Total unit transactions	29	1,193	202	(16)
Increase (decrease) in net assets derived from
principal transactions	29	1,193	202	(16)
Total increase (decrease) in net assets	27	1,197	204	(2)
Net assets at December 31, 2014	$27	$1,197	$204	$104
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A
Net assets at January 1, 2013	$275,812	$35,375	$16	$128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,576)	6	—	4
Total realized gain (loss) on investments
and capital gains distributions	(2,983)	684	(3)	(2)
Net unrealized appreciation (depreciation)
of investments	24,650	2,350	(7)	(9)
Net increase (decrease) in net assets resulting from	19,091	3,040	(10)	(7)
operations
Changes from principal transactions:
Total unit transactions	(14,722)	709	9	20
Increase (decrease) in net assets derived from
principal transactions	(14,722)	709	9	20
Total increase (decrease) in net assets	4,369	3,749	(1)	13
Net assets at December 31, 2013	280,181	39,124	15	141

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,119)	62	—	3
Total realized gain (loss) on investments
and capital gains distributions	20,835	1,162	(1)	(8)
Net unrealized appreciation (depreciation)
of investments	(34,012)	(3,251)	(4)	6
Net increase (decrease) in net assets resulting from	(15,296)	(2,027)	(5)	1
operations
Changes from principal transactions:
Total unit transactions	(15,191)	1,614	11	(85)
Increase (decrease) in net assets derived from
principal transactions	(15,191)	1,614	11	(85)
Total increase (decrease) in net assets	(30,487)	(413)	6	(84)
Net assets at December 31, 2014	$249,694	$38,711	$21	$57

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small Company Fund - Class Y	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA
Net assets at January 1, 2013	$—	$—	$41	$226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	2	1
Net unrealized appreciation (depreciation)
of investments	—	—	12	55
Net increase (decrease) in net assets resulting from	—	—	13	57
operations
Changes from principal transactions:
Total unit transactions	—	—	(8)	(22)
Increase (decrease) in net assets derived from
principal transactions	—	—	(8)	(22)
Total increase (decrease) in net assets	—	—	5	35
Net assets at December 31, 2013	—	—	46	261

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	3	22
Net unrealized appreciation (depreciation)
of investments	—	—	(14)	(19)
Net increase (decrease) in net assets resulting from	—	—	(12)	4
operations
Changes from principal transactions:
Total unit transactions	10	12	(19)	(43)
Increase (decrease) in net assets derived from
principal transactions	10	12	(19)	(43)
Total increase (decrease) in net assets	10	12	(31)	(39)
Net assets at December 31, 2014	$10	$12	$15	$222

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Small Cap FundSM
Net assets at January 1, 2013	$109	$67	$10,845	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	—	(12)	—
Total realized gain (loss) on investments
and capital gains distributions	1	2	1,172	—
Net unrealized appreciation (depreciation)
of investments	(6)	17	4,192	—
Net increase (decrease) in net assets resulting from	(1)	19	5,352	—
operations
Changes from principal transactions:
Total unit transactions	(9)	(9)	7,302	—
Increase (decrease) in net assets derived from
principal transactions	(9)	(9)	7,302	—
Total increase (decrease) in net assets	(10)	10	12,654	—
Net assets at December 31, 2013	99	77	23,499	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	9	—
Total realized gain (loss) on investments
and capital gains distributions	—	5	5,490	—
Net unrealized appreciation (depreciation)
of investments	(2)	2	(2,793)	—
Net increase (decrease) in net assets resulting from	1	7	2,706	—
operations
Changes from principal transactions:
Total unit transactions	(2)	(10)	2,149	—
Increase (decrease) in net assets derived from
principal transactions	(2)	(10)	2,149	—
Total increase (decrease) in net assets	(1)	(3)	4,855	—
Net assets at December 31, 2014	$98	$74	$28,354	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Parnassus Core Equity FundSM - Investor Shares	Pax World Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class
Net assets at January 1, 2013	$622	$46,306	$—	$260,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	(103)	—	1,082
Total realized gain (loss) on investments
and capital gains distributions	413	5,289	—	8,483
Net unrealized appreciation (depreciation)
of investments	414	1,581	—	(31,921)
Net increase (decrease) in net assets resulting from	856	6,767	—	(22,356)
operations
Changes from principal transactions:
Total unit transactions	5,911	(3,659)	—	(88,953)
Increase (decrease) in net assets derived from
principal transactions	5,911	(3,659)	—	(88,953)
Total increase (decrease) in net assets	6,767	3,108	—	(111,309)
Net assets at December 31, 2013	7,389	49,414	—	148,758

Increase (decrease) in net assets
Operations:
Net investment income (loss)	100	(72)	—	829
Total realized gain (loss) on investments
and capital gains distributions	381	4,164	—	(541)
Net unrealized appreciation (depreciation)
of investments	1,222	(949)	(2)	3,343
Net increase (decrease) in net assets resulting from	1,703	3,143	(2)	3,631
operations
Changes from principal transactions:
Total unit transactions	8,279	(7,639)	16	(24,985)
Increase (decrease) in net assets derived from
principal transactions	8,279	(7,639)	16	(24,985)
Total increase (decrease) in net assets	9,982	(4,496)	14	(21,354)
Net assets at December 31, 2014	$17,371	$44,918	$14	$127,404

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Emerging Markets VCT Portfolio - Class I
Net assets at January 1, 2013	$1,099	$2,178	$1,519	$15,901

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	87	52	38
Total realized gain (loss) on investments
and capital gains distributions	180	171	32	340
Net unrealized appreciation (depreciation)
of investments	441	(28)	(71)	(913)
Net increase (decrease) in net assets resulting from	674	230	13	(535)
operations
Changes from principal transactions:
Total unit transactions	2,778	(442)	(175)	(2,429)
Increase (decrease) in net assets derived from
principal transactions	2,778	(442)	(175)	(2,429)
Total increase (decrease) in net assets	3,452	(212)	(162)	(2,964)
Net assets at December 31, 2013	4,551	1,966	1,357	12,937

Increase (decrease) in net assets
Operations:
Net investment income (loss)	134	73	45	(24)
Total realized gain (loss) on investments
and capital gains distributions	799	117	11	(84)
Net unrealized appreciation (depreciation)
of investments	(164)	(206)	(3)	(1,498)
Net increase (decrease) in net assets resulting from	769	(16)	53	(1,606)
operations
Changes from principal transactions:
Total unit transactions	3,118	73	(56)	(960)
Increase (decrease) in net assets derived from
principal transactions	3,118	73	(56)	(960)
Total increase (decrease) in net assets	3,887	57	(3)	(2,566)
Net assets at December 31, 2014	$8,438	$2,023	$1,354	$10,371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I Shares	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K Shares
Net assets at January 1, 2013	$—	$27,738	$—	$7,180

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,292	—	58
Total realized gain (loss) on investments
and capital gains distributions	—	1,754	—	500
Net unrealized appreciation (depreciation)
of investments	—	39	—	1,631
Net increase (decrease) in net assets resulting from	—	3,085	—	2,189
operations
Changes from principal transactions:
Total unit transactions	—	87	—	155
Increase (decrease) in net assets derived from
principal transactions	—	87	—	155
Total increase (decrease) in net assets	—	3,172	—	2,344
Net assets at December 31, 2013	—	30,910	—	9,524

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,064	—	44
Total realized gain (loss) on investments
and capital gains distributions	—	3,219	2	1,318
Net unrealized appreciation (depreciation)
of investments	—	(4,183)	(2)	(305)
Net increase (decrease) in net assets resulting from	—	100	—	1,057
operations
Changes from principal transactions:
Total unit transactions	9	(7,740)	23	394
Increase (decrease) in net assets derived from
principal transactions	9	(7,740)	23	394
Total increase (decrease) in net assets	9	(7,640)	23	1,451
Net assets at December 31, 2014	$9	$23,270	$23	$10,975

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Columbia Diversified Equity Income Fund - Class R4 Shares	Royce Total Return Fund - K Class	SMALLCAP World Fund® - Class R-4	T. Rowe Price Mid-Cap Value Fund - R Class
Net assets at January 1, 2013	$88	$1	$7,942	$777

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(101)	(3)
Total realized gain (loss) on investments
and capital gains distributions	3	—	940	120
Net unrealized appreciation (depreciation)
of investments	24	—	1,605	115
Net increase (decrease) in net assets resulting from	28	—	2,444	232
operations
Changes from principal transactions:
Total unit transactions	6	1	1,758	(81)
Increase (decrease) in net assets derived from
principal transactions	6	1	1,758	(81)
Total increase (decrease) in net assets	34	1	4,202	151
Net assets at December 31, 2013	122	2	12,144	928

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(122)	(1)
Total realized gain (loss) on investments
and capital gains distributions	17	—	1,629	172
Net unrealized appreciation (depreciation)
of investments	(8)	—	(1,432)	(84)
Net increase (decrease) in net assets resulting from	10	—	75	87
operations
Changes from principal transactions:
Total unit transactions	(18)	—	(378)	20
Increase (decrease) in net assets derived from
principal transactions	(18)	—	(378)	20
Total increase (decrease) in net assets	(8)	—	(303)	107
Net assets at December 31, 2014	$114	$2	$11,841	$1,035

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Net assets at January 1, 2013	$226	$1,174	$37,035	$204,498

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	14	1,504	6,215
Total realized gain (loss) on investments
and capital gains distributions	49	165	5	1,853
Net unrealized appreciation (depreciation)
of investments	30	171	(907)	(5,834)
Net increase (decrease) in net assets resulting from	79	350	602	2,234
operations
Changes from principal transactions:
Total unit transactions	(20)	296	2,243	(6,007)
Increase (decrease) in net assets derived from
principal transactions	(20)	296	2,243	(6,007)
Total increase (decrease) in net assets	59	646	2,845	(3,773)
Net assets at December 31, 2013	285	1,820	39,880	200,725

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	34	2,457	10,282
Total realized gain (loss) on investments
and capital gains distributions	52	117	87	4,700
Net unrealized appreciation (depreciation)
of investments	(15)	(357)	(2,001)	(13,460)
Net increase (decrease) in net assets resulting from	37	(206)	543	1,522
operations
Changes from principal transactions:
Total unit transactions	8	(12)	(2,335)	(22,193)
Increase (decrease) in net assets derived from
principal transactions	8	(12)	(2,335)	(22,193)
Total increase (decrease) in net assets	45	(218)	(1,792)	(20,671)
Net assets at December 31, 2014	$330	$1,602	$38,088	$180,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio
Net assets at January 1, 2013	$—	$34	$8,081	$87

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(64)	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	(2,926)	—
Net unrealized appreciation (depreciation)
of investments	—	6	(1,813)	23
Net increase (decrease) in net assets resulting from	—	6	(4,803)	24
operations
Changes from principal transactions:
Total unit transactions	—	6	3,471	(4)
Increase (decrease) in net assets derived from
principal transactions	—	6	3,471	(4)
Total increase (decrease) in net assets	—	12	(1,332)	20
Net assets at December 31, 2013	—	46	6,749	107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	11	1
Total realized gain (loss) on investments
and capital gains distributions	—	4	(2,413)	5
Net unrealized appreciation (depreciation)
of investments	—	(7)	735	3
Net increase (decrease) in net assets resulting from	—	(3)	(1,667)	9
operations
Changes from principal transactions:
Total unit transactions	4	2	4,013	—
Increase (decrease) in net assets derived from
principal transactions	4	2	4,013	—
Total increase (decrease) in net assets	4	(1)	2,346	9
Net assets at December 31, 2014	$4	$45	$9,095	$116

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y Shares	Victory Small Company Opportunity Fund - Class R
Net assets at January 1, 2013	$446	$25	$—	$13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	87	9	—	1
Net unrealized appreciation (depreciation)
of investments	(2)	2	—	3
Net increase (decrease) in net assets resulting from	93	11	—	4
operations
Changes from principal transactions:
Total unit transactions	(294)	(13)	—	3
Increase (decrease) in net assets derived from
principal transactions	(294)	(13)	—	3
Total increase (decrease) in net assets	(201)	(2)	—	7
Net assets at December 31, 2013	245	23	—	20

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	25	4	—	2
Net unrealized appreciation (depreciation)
of investments	(6)	(3)	—	(1)
Net increase (decrease) in net assets resulting from	23	1	—	1
operations
Changes from principal transactions:
Total unit transactions	(19)	—	6	4
Increase (decrease) in net assets derived from
principal transactions	(19)	—	6	4
Total increase (decrease) in net assets	4	1	6	5
Net assets at December 31, 2014	$249	$24	$6	$25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Growth Opportunities Fund - Class A	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A
Net assets at January 1, 2013	$305,260	$63	$—	$1,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,429	(1)	—	34
Total realized gain (loss) on investments
and capital gains distributions	3,552	6	—	164
Net unrealized appreciation (depreciation)
of investments	37,873	16	—	(180)
Net increase (decrease) in net assets resulting from	44,854	21	—	18
operations
Changes from principal transactions:
Total unit transactions	(33,009)	23	6	(64)
Increase (decrease) in net assets derived from
principal transactions	(33,009)	23	6	(64)
Total increase (decrease) in net assets	11,845	44	6	(46)
Net assets at December 31, 2013	317,105	107	6	1,908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,725	(1)	—	38
Total realized gain (loss) on investments
and capital gains distributions	4,635	17	—	257
Net unrealized appreciation (depreciation)
of investments	9,094	(6)	—	189
Net increase (decrease) in net assets resulting from	15,454	10	—	484
operations
Changes from principal transactions:
Total unit transactions	(32,930)	(17)	1	(367)
Increase (decrease) in net assets derived from
principal transactions	(32,930)	(17)	1	(367)
Total increase (decrease) in net assets	(17,476)	(7)	1	117
Net assets at December 31, 2014	$299,629	$100	$7	$2,025

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S
Net assets at January 1, 2013	$4,456	$3,250	$408,463	$1,202

Increase (decrease) in net assets
Operations:
Net investment income (loss)	108	60	8,549	28
Total realized gain (loss) on investments
and capital gains distributions	(15)	83	(1,699)	33
Net unrealized appreciation (depreciation)
of investments	(202)	(197)	(11,051)	(69)
Net increase (decrease) in net assets resulting from	(109)	(54)	(4,201)	(8)
operations
Changes from principal transactions:
Total unit transactions	(526)	(1,190)	(56,068)	(201)
Increase (decrease) in net assets derived from
principal transactions	(526)	(1,190)	(56,068)	(201)
Total increase (decrease) in net assets	(635)	(1,244)	(60,269)	(209)
Net assets at December 31, 2013	3,821	2,006	348,194	993

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	41	8,287	26
Total realized gain (loss) on investments
and capital gains distributions	(32)	24	(239)	6
Net unrealized appreciation (depreciation)
of investments	84	40	11,424	28
Net increase (decrease) in net assets resulting from	149	105	19,472	60
operations
Changes from principal transactions:
Total unit transactions	(486)	(337)	(16,538)	(72)
Increase (decrease) in net assets derived from
principal transactions	(486)	(337)	(16,538)	(72)
Total increase (decrease) in net assets	(337)	(232)	2,934	(12)
Net assets at December 31, 2014	$3,484	$1,774	$351,128	$981

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Institutional Class	Voya Global Resources Portfolio - Service Class
Net assets at January 1, 2013	$—	$2	$26	$101,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(61)
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	(7,064)
Net unrealized appreciation (depreciation)
of investments	—	—	3	18,734
Net increase (decrease) in net assets resulting from	—	—	3	11,609
operations
Changes from principal transactions:
Total unit transactions	—	(1)	(1)	(15,676)
Increase (decrease) in net assets derived from
principal transactions	—	(1)	(1)	(15,676)
Total increase (decrease) in net assets	—	(1)	2	(4,067)
Net assets at December 31, 2013	—	1	28	97,667

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	—	—	(820)
Net unrealized appreciation (depreciation)
of investments	(5)	—	(4)	(11,579)
Net increase (decrease) in net assets resulting from	(7)	—	(4)	(12,401)
operations
Changes from principal transactions:
Total unit transactions	929	(1)	1	(3,264)
Increase (decrease) in net assets derived from
principal transactions	929	(1)	1	(3,264)
Total increase (decrease) in net assets	922	(1)	(3)	(15,665)
Net assets at December 31, 2014	$922	$—	$25	$82,002

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class
Net assets at January 1, 2013	$51	$28,658	$30,849	$155

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1,607	1,441	—
Total realized gain (loss) on investments
and capital gains distributions	1	328	417	5
Net unrealized appreciation (depreciation)
of investments	(1)	(478)	(563)	40
Net increase (decrease) in net assets resulting from	3	1,457	1,295	45
operations
Changes from principal transactions:
Total unit transactions	(8)	1,000	(4,805)	(13)
Increase (decrease) in net assets derived from
principal transactions	(8)	1,000	(4,805)	(13)
Total increase (decrease) in net assets	(5)	2,457	(3,510)	32
Net assets at December 31, 2013	46	31,115	27,339	187

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1,768	1,359	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	158	265	21
Net unrealized appreciation (depreciation)
of investments	(2)	(1,715)	(1,510)	2
Net increase (decrease) in net assets resulting from	1	211	114	22
operations
Changes from principal transactions:
Total unit transactions	(3)	(49)	(2,829)	1
Increase (decrease) in net assets derived from
principal transactions	(3)	(49)	(2,829)	1
Total increase (decrease) in net assets	(2)	162	(2,715)	23
Net assets at December 31, 2014	$44	$31,277	$24,624	$210
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class
Net assets at January 1, 2013	$193,340	$338	$—	$217,365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(778)	—	—	3,519
Total realized gain (loss) on investments
and capital gains distributions	6,024	87	—	4,284
Net unrealized appreciation (depreciation)
of investments	53,594	200	3	61,994
Net increase (decrease) in net assets resulting from	58,840	287	3	69,797
operations
Changes from principal transactions:
Total unit transactions	2,412	1,347	26	55,179
Increase (decrease) in net assets derived from
principal transactions	2,412	1,347	26	55,179
Total increase (decrease) in net assets	61,252	1,634	29	124,976
Net assets at December 31, 2013	254,592	1,972	29	342,341

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,653)	(38)	—	4,345
Total realized gain (loss) on investments
and capital gains distributions	27,793	992	2	21,559
Net unrealized appreciation (depreciation)
of investments	13,856	111	—	4,481
Net increase (decrease) in net assets resulting from	39,996	1,065	2	30,385
operations
Changes from principal transactions:
Total unit transactions	139,940	2,376	(7)	11,503
Increase (decrease) in net assets derived from
principal transactions	139,940	2,376	(7)	11,503
Total increase (decrease) in net assets	179,936	3,441	(5)	41,888
Net assets at December 31, 2014	$434,528	$5,413	$24	$384,229

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net assets at January 1, 2013	$708	$17	$19,631	$273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	—	53	(1)
Total realized gain (loss) on investments
and capital gains distributions	61	—	76	10
Net unrealized appreciation (depreciation)
of investments	169	—	5,597	66
Net increase (decrease) in net assets resulting from	242	—	5,726	75
operations
Changes from principal transactions:
Total unit transactions	309	1	(919)	(10)
Increase (decrease) in net assets derived from
principal transactions	309	1	(919)	(10)
Total increase (decrease) in net assets	551	1	4,807	65
Net assets at December 31, 2013	1,259	18	24,438	338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	—	81	—
Total realized gain (loss) on investments
and capital gains distributions	232	—	5,440	45
Net unrealized appreciation (depreciation)
of investments	(222)	—	(3,406)	2
Net increase (decrease) in net assets resulting from	(16)	—	2,115	47
operations
Changes from principal transactions:
Total unit transactions	438	1	(9,313)	(3)
Increase (decrease) in net assets derived from
principal transactions	438	1	(9,313)	(3)
Total increase (decrease) in net assets	422	1	(7,198)	44
Net assets at December 31, 2014	$1,681	$19	$17,240	$382

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Net assets at January 1, 2013	$11,539	$7,900	$14,469	$97

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	228	(208)	—
Total realized gain (loss) on investments
and capital gains distributions	(15)	313	3,070	3
Net unrealized appreciation (depreciation)
of investments	(464)	2,506	5,179	(10)
Net increase (decrease) in net assets resulting from	(372)	3,047	8,041	(7)
operations
Changes from principal transactions:
Total unit transactions	(1,904)	3,449	10,698	(25)
Increase (decrease) in net assets derived from
principal transactions	(1,904)	3,449	10,698	(25)
Total increase (decrease) in net assets	(2,276)	6,496	18,739	(32)
Net assets at December 31, 2013	9,263	14,396	33,208	65

Increase (decrease) in net assets
Operations:
Net investment income (loss)	120	304	(61)	1
Total realized gain (loss) on investments
and capital gains distributions	(52)	2,251	11,267	(5)
Net unrealized appreciation (depreciation)
of investments	408	(459)	(7,736)	6
Net increase (decrease) in net assets resulting from	476	2,096	3,470	2
operations
Changes from principal transactions:
Total unit transactions	2,545	3,216	(36,678)	(24)
Increase (decrease) in net assets derived from
principal transactions	2,545	3,216	(36,678)	(24)
Total increase (decrease) in net assets	3,021	5,312	(33,208)	(22)
Net assets at December 31, 2014	$12,284	$19,708	$—	$43

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® BlackRock Large Cap Growth Portfolio - Institutional Class	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Service 2 Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Net assets at January 1, 2013	$85,929	$502	$294	$7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	301	2	2	—
Total realized gain (loss) on investments
and capital gains distributions	(184)	26	23	—
Net unrealized appreciation (depreciation)
of investments	25,760	62	62	—
Net increase (decrease) in net assets resulting from	25,877	90	87	—
operations
Changes from principal transactions:
Total unit transactions	(9,822)	(304)	(52)	(1)
Increase (decrease) in net assets derived from
principal transactions	(9,822)	(304)	(52)	(1)
Total increase (decrease) in net assets	16,055	(214)	35	(1)
Net assets at December 31, 2013	101,984	288	329	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	465	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	30,435	92	131	—
Net unrealized appreciation (depreciation)
of investments	(24,969)	(77)	(114)	1
Net increase (decrease) in net assets resulting from	5,931	16	17	1
operations
Changes from principal transactions:
Total unit transactions	(107,915)	(304)	(346)	—
Increase (decrease) in net assets derived from
principal transactions	(107,915)	(304)	(346)	—
Total increase (decrease) in net assets	(101,984)	(288)	(329)	1
Net assets at December 31, 2014	$—	$—	$—	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2013	$77,810	$41	$2,303	$54,384

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,122	—	13	253
Total realized gain (loss) on investments
and capital gains distributions	877	1	151	4,992
Net unrealized appreciation (depreciation)
of investments	(2,778)	(1)	(120)	(4,567)
Net increase (decrease) in net assets resulting from	2,221	—	44	678
operations
Changes from principal transactions:
Total unit transactions	2,568	(3)	(419)	(4,849)
Increase (decrease) in net assets derived from
principal transactions	2,568	(3)	(419)	(4,849)
Total increase (decrease) in net assets	4,789	(3)	(375)	(4,171)
Net assets at December 31, 2013	82,599	38	1,928	50,213

Increase (decrease) in net assets
Operations:
Net investment income (loss)	431	1	14	250
Total realized gain (loss) on investments
and capital gains distributions	1,375	4	114	3,428
Net unrealized appreciation (depreciation)
of investments	8,950	8	414	10,579
Net increase (decrease) in net assets resulting from	10,756	13	542	14,257
operations
Changes from principal transactions:
Total unit transactions	(650)	2	(61)	1,316
Increase (decrease) in net assets derived from
principal transactions	(650)	2	(61)	1,316
Total increase (decrease) in net assets	10,106	15	481	15,573
Net assets at December 31, 2014	$92,705	$53	$2,409	$65,786

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Net assets at January 1, 2013	$27,744	$48,491	$8	$6,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	(247)	—	103
Total realized gain (loss) on investments
and capital gains distributions	1,104	3,729	—	163
Net unrealized appreciation (depreciation)
of investments	8,741	12,595	8	2,335
Net increase (decrease) in net assets resulting from	9,937	16,077	8	2,601
operations
Changes from principal transactions:
Total unit transactions	(1,212)	(4,916)	22	3,088
Increase (decrease) in net assets derived from
principal transactions	(1,212)	(4,916)	22	3,088
Total increase (decrease) in net assets	8,725	11,161	30	5,689
Net assets at December 31, 2013	36,469	59,652	38	12,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(391)	—	127
Total realized gain (loss) on investments
and capital gains distributions	7,170	13,448	6	1,295
Net unrealized appreciation (depreciation)
of investments	(5,083)	(10,280)	(4)	76
Net increase (decrease) in net assets resulting from	2,081	2,777	2	1,498
operations
Changes from principal transactions:
Total unit transactions	(1,539)	(7,635)	—	8,828
Increase (decrease) in net assets derived from
principal transactions	(1,539)	(7,635)	—	8,828
Total increase (decrease) in net assets	542	(4,858)	2	10,326
Net assets at December 31, 2014	$37,011	$54,794	$40	$22,583

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net assets at January 1, 2013	$17,841	$307	$32,471	$26,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	94	1	22	(37)
Total realized gain (loss) on investments
and capital gains distributions	1,502	1	2,441	2,606
Net unrealized appreciation (depreciation)
of investments	4,579	(18)	(4,555)	(4,249)
Net increase (decrease) in net assets resulting from	6,175	(16)	(2,092)	(1,680)
operations
Changes from principal transactions:
Total unit transactions	1,929	(26)	(6,137)	(4,185)
Increase (decrease) in net assets derived from
principal transactions	1,929	(26)	(6,137)	(4,185)
Total increase (decrease) in net assets	8,104	(42)	(8,229)	(5,865)
Net assets at December 31, 2013	25,945	265	24,242	20,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	69	1	26	(24)
Total realized gain (loss) on investments
and capital gains distributions	3,054	18	2,672	2,312
Net unrealized appreciation (depreciation)
of investments	(814)	(14)	(2,670)	(2,330)
Net increase (decrease) in net assets resulting from	2,309	5	28	(42)
operations
Changes from principal transactions:
Total unit transactions	(1,230)	51	(1,778)	(311)
Increase (decrease) in net assets derived from
principal transactions	(1,230)	51	(1,778)	(311)
Total increase (decrease) in net assets	1,079	56	(1,750)	(353)
Net assets at December 31, 2014	$27,024	$321	$22,492	$20,091

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Marsico Growth Portfolio - Institutional Class
Net assets at January 1, 2013	$16	$9,013	$8,402	$9,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	72	(20)	5
Total realized gain (loss) on investments
and capital gains distributions	—	683	983	1,264
Net unrealized appreciation (depreciation)
of investments	5	3,736	3,319	2,117
Net increase (decrease) in net assets resulting from	5	4,491	4,282	3,386
operations
Changes from principal transactions:
Total unit transactions	1	5,965	5,308	(93)
Increase (decrease) in net assets derived from
principal transactions	1	5,965	5,308	(93)
Total increase (decrease) in net assets	6	10,456	9,590	3,293
Net assets at December 31, 2013	22	19,469	17,992	13,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	26	(115)	(58)
Total realized gain (loss) on investments
and capital gains distributions	3	2,346	2,220	4,429
Net unrealized appreciation (depreciation)
of investments	(1)	(400)	(621)	(3,860)
Net increase (decrease) in net assets resulting from	2	1,972	1,484	511
operations
Changes from principal transactions:
Total unit transactions	—	5,263	2,567	(13,517)
Increase (decrease) in net assets derived from
principal transactions	—	5,263	2,567	(13,517)
Total increase (decrease) in net assets	2	7,235	4,051	(13,006)
Net assets at December 31, 2014	$24	$26,704	$22,043	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Marsico Growth Portfolio - Service Class	VY® MFS Total Return Portfolio - Adviser Class	VY® MFS Total Return Portfolio - Institutional Class	VY® MFS Total Return Portfolio - Service Class
Net assets at January 1, 2013	$97	$1,139	$56,102	$25,679

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	20	765	319
Total realized gain (loss) on investments
and capital gains distributions	6	83	(238)	(298)
Net unrealized appreciation (depreciation)
of investments	21	88	9,177	4,398
Net increase (decrease) in net assets resulting from	27	191	9,704	4,419
operations
Changes from principal transactions:
Total unit transactions	(25)	(296)	(2,771)	(1,309)
Increase (decrease) in net assets derived from
principal transactions	(25)	(296)	(2,771)	(1,309)
Total increase (decrease) in net assets	2	(105)	6,933	3,110
Net assets at December 31, 2013	99	1,034	63,035	28,789

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	27	1,870	723
Total realized gain (loss) on investments
and capital gains distributions	34	308	11,089	6,341
Net unrealized appreciation (depreciation)
of investments	(30)	(280)	(9,656)	(5,613)
Net increase (decrease) in net assets resulting from	4	55	3,303	1,451
operations
Changes from principal transactions:
Total unit transactions	(103)	(1,089)	(66,338)	(30,240)
Increase (decrease) in net assets derived from
principal transactions	(103)	(1,089)	(66,338)	(30,240)
Total increase (decrease) in net assets	(99)	(1,034)	(63,035)	(28,789)
Net assets at December 31, 2014	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® MFS Utilities Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Net assets at January 1, 2013	$45,560	$31	$195	$112,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	544	1	2	1,379
Total realized gain (loss) on investments
and capital gains distributions	(117)	2	17	9,700
Net unrealized appreciation (depreciation)
of investments	8,167	3	28	15,535
Net increase (decrease) in net assets resulting from	8,594	6	47	26,614
operations
Changes from principal transactions:
Total unit transactions	(1,751)	—	104	20,691
Increase (decrease) in net assets derived from
principal transactions	(1,751)	—	104	20,691
Total increase (decrease) in net assets	6,843	6	151	47,305
Net assets at December 31, 2013	52,403	37	346	159,719

Increase (decrease) in net assets
Operations:
Net investment income (loss)	867	1	3	2,081
Total realized gain (loss) on investments
and capital gains distributions	19,332	5	38	16,055
Net unrealized appreciation (depreciation)
of investments	(12,263)	(4)	2	1,680
Net increase (decrease) in net assets resulting from	7,936	2	43	19,816
operations
Changes from principal transactions:
Total unit transactions	(60,339)	(9)	14	11,888
Increase (decrease) in net assets derived from
principal transactions	(60,339)	(9)	14	11,888
Total increase (decrease) in net assets	(52,403)	(7)	57	31,704
Net assets at December 31, 2014	$—	$30	$403	$191,423

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net assets at January 1, 2013	$377,748	$1,638	$104,568	$102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	859	17	1,028	1
Total realized gain (loss) on investments
and capital gains distributions	30,663	118	(30)	1
Net unrealized appreciation (depreciation)
of investments	51,011	309	27,497	12
Net increase (decrease) in net assets resulting from	82,533	444	28,495	14
operations
Changes from principal transactions:
Total unit transactions	29,213	(289)	(10,602)	4
Increase (decrease) in net assets derived from
principal transactions	29,213	(289)	(10,602)	4
Total increase (decrease) in net assets	111,746	155	17,893	18
Net assets at December 31, 2013	489,494	1,793	122,461	120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,172	21	1,413	1
Total realized gain (loss) on investments
and capital gains distributions	49,009	333	13,543	1
Net unrealized appreciation (depreciation)
of investments	4,247	(237)	(7,032)	(4)
Net increase (decrease) in net assets resulting from	55,428	117	7,924	(2)
operations
Changes from principal transactions:
Total unit transactions	19,413	(375)	(8,733)	(1)
Increase (decrease) in net assets derived from
principal transactions	19,413	(375)	(8,733)	(1)
Total increase (decrease) in net assets	74,841	(258)	(809)	(3)
Net assets at December 31, 2014	$564,335	$1,535	$121,652	$117

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Money Market Portfolio - Class I
Net assets at January 1, 2013	$7,554	$841	$4,823	$295,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	7	37	(2,221)
Total realized gain (loss) on investments
and capital gains distributions	320	122	551	53
Net unrealized appreciation (depreciation)
of investments	632	72	963	—
Net increase (decrease) in net assets resulting from	960	201	1,551	(2,168)
operations
Changes from principal transactions:
Total unit transactions	(616)	(229)	585	(11,628)
Increase (decrease) in net assets derived from
principal transactions	(616)	(229)	585	(11,628)
Total increase (decrease) in net assets	344	(28)	2,136	(13,796)
Net assets at December 31, 2013	7,898	813	6,959	281,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	4	16	(1,950)
Total realized gain (loss) on investments
and capital gains distributions	455	36	607	41
Net unrealized appreciation (depreciation)
of investments	(637)	(69)	(906)	—
Net increase (decrease) in net assets resulting from	(167)	(29)	(283)	(1,909)
operations
Changes from principal transactions:
Total unit transactions	(49)	22	(93)	(43,218)
Increase (decrease) in net assets derived from
principal transactions	(49)	22	(93)	(43,218)
Total increase (decrease) in net assets	(216)	(7)	(376)	(45,127)
Net assets at December 31, 2014	$7,682	$806	$6,583	$236,364

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Aggregate Bond Portfolio - Adviser Class	Voya Aggregate Bond Portfolio - Initial Class
Net assets at January 1, 2013	$92	$418	$2,675	$322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	5	65	15
Total realized gain (loss) on investments
and capital gains distributions	2	24	(3)	4
Net unrealized appreciation (depreciation)
of investments	(1)	84	(118)	(27)
Net increase (decrease) in net assets resulting from	3	113	(56)	(8)
operations
Changes from principal transactions:
Total unit transactions	40	(31)	(624)	824
Increase (decrease) in net assets derived from
principal transactions	40	(31)	(624)	824
Total increase (decrease) in net assets	43	82	(680)	816
Net assets at December 31, 2013	135	500	1,995	1,138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	23	28
Total realized gain (loss) on investments
and capital gains distributions	6	52	(7)	(8)
Net unrealized appreciation (depreciation)
of investments	9	(77)	68	59
Net increase (decrease) in net assets resulting from	17	(25)	84	79
operations
Changes from principal transactions:
Total unit transactions	(1)	(147)	(189)	1,261
Increase (decrease) in net assets derived from
principal transactions	(1)	(147)	(189)	1,261
Total increase (decrease) in net assets	16	(172)	(105)	1,340
Net assets at December 31, 2014	$151	$328	$1,890	$2,478

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net assets at January 1, 2013	$255,966	$388	$151,398	$1,301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,470	5	1,498	13
Total realized gain (loss) on investments
and capital gains distributions	4,096	10	2,385	(1)
Net unrealized appreciation (depreciation)
of investments	(16,754)	(32)	(11,188)	(65)
Net increase (decrease) in net assets resulting from	(7,188)	(17)	(7,305)	(53)
operations
Changes from principal transactions:
Total unit transactions	(47,551)	(48)	(30,595)	(293)
Increase (decrease) in net assets derived from
principal transactions	(47,551)	(48)	(30,595)	(293)
Total increase (decrease) in net assets	(54,739)	(65)	(37,900)	(346)
Net assets at December 31, 2013	201,227	323	113,498	955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,517	—	(154)	—
Total realized gain (loss) on investments
and capital gains distributions	1,143	(4)	1,462	(10)
Net unrealized appreciation (depreciation)
of investments	5,096	5	(1,327)	6
Net increase (decrease) in net assets resulting from	7,756	1	(19)	(4)
operations
Changes from principal transactions:
Total unit transactions	(39,053)	(52)	(16,971)	(19)
Increase (decrease) in net assets derived from
principal transactions	(39,053)	(52)	(16,971)	(19)
Total increase (decrease) in net assets	(31,297)	(51)	(16,990)	(23)
Net assets at December 31, 2014	$169,930	$272	$96,508	$932
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution 2015 Portfolio - Initial Class	Voya Index Solution 2015 Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2013	$270	$787	$981	$476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	7	14	4
Total realized gain (loss) on investments
and capital gains distributions	16	57	36	25
Net unrealized appreciation (depreciation)
of investments	17	(3)	39	92
Net increase (decrease) in net assets resulting from	40	61	89	121
operations
Changes from principal transactions:
Total unit transactions	321	(262)	115	641
Increase (decrease) in net assets derived from
principal transactions	321	(262)	115	641
Total increase (decrease) in net assets	361	(201)	204	762
Net assets at December 31, 2013	631	586	1,185	1,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	9	19	16
Total realized gain (loss) on investments
and capital gains distributions	47	57	89	101
Net unrealized appreciation (depreciation)
of investments	(25)	(21)	(51)	(51)
Net increase (decrease) in net assets resulting from	33	45	57	66
operations
Changes from principal transactions:
Total unit transactions	28	679	(19)	1,283
Increase (decrease) in net assets derived from
principal transactions	28	679	(19)	1,283
Total increase (decrease) in net assets	61	724	38	1,349
Net assets at December 31, 2014	$692	$1,310	$1,223	$2,587

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Net assets at January 1, 2013	$87	$2,563	$372	$169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	27	2	3
Total realized gain (loss) on investments
and capital gains distributions	19	105	23	8
Net unrealized appreciation (depreciation)
of investments	54	345	115	46
Net increase (decrease) in net assets resulting from	79	477	140	57
operations
Changes from principal transactions:
Total unit transactions	935	727	793	278
Increase (decrease) in net assets derived from
principal transactions	935	727	793	278
Total increase (decrease) in net assets	1,014	1,204	933	335
Net assets at December 31, 2013	1,101	3,767	1,305	504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	46	11	5
Total realized gain (loss) on investments
and capital gains distributions	77	232	91	47
Net unrealized appreciation (depreciation)
of investments	(19)	(88)	(26)	4
Net increase (decrease) in net assets resulting from	71	190	76	56
operations
Changes from principal transactions:
Total unit transactions	1,238	393	932	1,081
Increase (decrease) in net assets derived from
principal transactions	1,238	393	932	1,081
Total increase (decrease) in net assets	1,309	583	1,008	1,137
Net assets at December 31, 2014	$2,410	$4,350	$2,313	$1,641

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2013	$1,815	$48	$34	$1,308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	1	1	5
Total realized gain (loss) on investments
and capital gains distributions	85	8	5	86
Net unrealized appreciation (depreciation)
of investments	315	33	27	232
Net increase (decrease) in net assets resulting from	412	42	33	323
operations
Changes from principal transactions:
Total unit transactions	349	290	298	190
Increase (decrease) in net assets derived from
principal transactions	349	290	298	190
Total increase (decrease) in net assets	761	332	331	513
Net assets at December 31, 2013	2,576	380	365	1,821

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	—	4	11
Total realized gain (loss) on investments
and capital gains distributions	198	48	40	149
Net unrealized appreciation (depreciation)
of investments	(81)	(22)	(20)	(59)
Net increase (decrease) in net assets resulting from	144	26	24	101
operations
Changes from principal transactions:
Total unit transactions	286	1,362	396	316
Increase (decrease) in net assets derived from
principal transactions	286	1,362	396	316
Total increase (decrease) in net assets	430	1,388	420	417
Net assets at December 31, 2014	$3,006	$1,768	$785	$2,238

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class
Net assets at January 1, 2013	$20	$202	$92	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	—
Total realized gain (loss) on investments
and capital gains distributions	1	26	7	—
Net unrealized appreciation (depreciation)
of investments	14	13	26	—
Net increase (decrease) in net assets resulting from	15	38	33	—
operations
Changes from principal transactions:
Total unit transactions	118	6	92	10
Increase (decrease) in net assets derived from
principal transactions	118	6	92	10
Total increase (decrease) in net assets	133	44	125	10
Net assets at December 31, 2013	153	246	217	10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3	2	6
Total realized gain (loss) on investments
and capital gains distributions	15	44	14	21
Net unrealized appreciation (depreciation)
of investments	(3)	(32)	—	(6)
Net increase (decrease) in net assets resulting from	12	15	16	21
operations
Changes from principal transactions:
Total unit transactions	259	185	135	437
Increase (decrease) in net assets derived from
principal transactions	259	185	135	437
Total increase (decrease) in net assets	271	200	151	458
Net assets at December 31, 2014	$424	$446	$368	$468

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2015 Portfolio - Adviser Class	Voya Solution 2015 Portfolio - Initial Class
Net assets at January 1, 2013	$1,133	$226	$874	$1,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	5	24	50
Total realized gain (loss) on investments
and capital gains distributions	46	8	2	15
Net unrealized appreciation (depreciation)
of investments	(2)	2	48	71
Net increase (decrease) in net assets resulting from	70	15	74	136
operations
Changes from principal transactions:
Total unit transactions	(370)	18	(29)	354
Increase (decrease) in net assets derived from
principal transactions	(370)	18	(29)	354
Total increase (decrease) in net assets	(300)	33	45	490
Net assets at December 31, 2013	833	259	919	1,766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	4	18	54
Total realized gain (loss) on investments
and capital gains distributions	51	14	13	38
Net unrealized appreciation (depreciation)
of investments	(19)	(5)	15	39
Net increase (decrease) in net assets resulting from	46	13	46	131
operations
Changes from principal transactions:
Total unit transactions	215	16	(60)	1,157
Increase (decrease) in net assets derived from
principal transactions	215	16	(60)	1,157
Total increase (decrease) in net assets	261	29	(14)	1,288
Net assets at December 31, 2014	$1,094	$288	$905	$3,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2015 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2013	$67,178	$10,582	$427	$521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,611	250	7	14
Total realized gain (loss) on investments
and capital gains distributions	427	188	7	3
Net unrealized appreciation (depreciation)
of investments	3,313	377	54	81
Net increase (decrease) in net assets resulting from	5,351	815	68	98
operations
Changes from principal transactions:
Total unit transactions	(4,826)	(1,253)	13	169
Increase (decrease) in net assets derived from
principal transactions	(4,826)	(1,253)	13	169
Total increase (decrease) in net assets	525	(438)	81	267
Net assets at December 31, 2013	67,703	10,144	508	788

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,204	162	7	49
Total realized gain (loss) on investments
and capital gains distributions	3,672	463	36	182
Net unrealized appreciation (depreciation)
of investments	(1,582)	(169)	(19)	(151)
Net increase (decrease) in net assets resulting from	3,294	456	24	80
operations
Changes from principal transactions:
Total unit transactions	(2,900)	(2,471)	(40)	610
Increase (decrease) in net assets derived from
principal transactions	(2,900)	(2,471)	(40)	610
Total increase (decrease) in net assets	394	(2,015)	(16)	690
Net assets at December 31, 2014	$68,097	$8,129	$492	$1,478

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
Net assets at January 1, 2013	$110,500	$15,599	$266	$1,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,767	225	2	25
Total realized gain (loss) on investments
and capital gains distributions	(266)	655	19	2
Net unrealized appreciation (depreciation)
of investments	16,037	1,280	23	255
Net increase (decrease) in net assets resulting from	17,538	2,160	44	282
operations
Changes from principal transactions:
Total unit transactions	3,388	(2,715)	(95)	202
Increase (decrease) in net assets derived from
principal transactions	3,388	(2,715)	(95)	202
Total increase (decrease) in net assets	20,926	(555)	(51)	484
Net assets at December 31, 2013	131,426	15,044	215	1,783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,681	179	2	39
Total realized gain (loss) on investments
and capital gains distributions	7,435	1,285	26	241
Net unrealized appreciation (depreciation)
of investments	(2,801)	(764)	(18)	(160)
Net increase (decrease) in net assets resulting from	6,315	700	10	120
operations
Changes from principal transactions:
Total unit transactions	4,868	(544)	(42)	792
Increase (decrease) in net assets derived from
principal transactions	4,868	(544)	(42)	792
Total increase (decrease) in net assets	11,183	156	(32)	912
Net assets at December 31, 2014	$142,609	$15,200	$183	$2,695

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2013	$96,949	$15,155	$117	$803

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,226	142	2	16
Total realized gain (loss) on investments
and capital gains distributions	(2)	968	7	7
Net unrealized appreciation (depreciation)
of investments	18,458	1,442	15	205
Net increase (decrease) in net assets resulting from	19,682	2,552	24	228
operations
Changes from principal transactions:
Total unit transactions	6,441	(3,919)	(33)	282
Increase (decrease) in net assets derived from
principal transactions	6,441	(3,919)	(33)	282
Total increase (decrease) in net assets	26,123	(1,367)	(9)	510
Net assets at December 31, 2013	123,072	13,788	108	1,313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,609	174	2	20
Total realized gain (loss) on investments
and capital gains distributions	11,580	1,757	11	173
Net unrealized appreciation (depreciation)
of investments	(7,046)	(1,308)	(7)	(115)
Net increase (decrease) in net assets resulting from	6,143	623	6	78
operations
Changes from principal transactions:
Total unit transactions	7,546	(774)	—	135
Increase (decrease) in net assets derived from
principal transactions	7,546	(774)	—	135
Total increase (decrease) in net assets	13,689	(151)	6	213
Net assets at December 31, 2014	$136,761	$13,637	$114	$1,526

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class
Net assets at January 1, 2013	$70,077	$11,546	$124	$3,384

Increase (decrease) in net assets
Operations:
Net investment income (loss)	706	71	1	23
Total realized gain (loss) on investments
and capital gains distributions	234	1,431	2	366
Net unrealized appreciation (depreciation)
of investments	15,565	510	26	705
Net increase (decrease) in net assets resulting from	16,505	2,012	29	1,094
operations
Changes from principal transactions:
Total unit transactions	4,116	(5,341)	2	2,994
Increase (decrease) in net assets derived from
principal transactions	4,116	(5,341)	2	2,994
Total increase (decrease) in net assets	20,621	(3,329)	31	4,088
Net assets at December 31, 2013	90,698	8,217	155	7,472

Increase (decrease) in net assets
Operations:
Net investment income (loss)	854	71	4	53
Total realized gain (loss) on investments
and capital gains distributions	10,927	1,249	24	785
Net unrealized appreciation (depreciation)
of investments	(6,966)	(919)	(1)	(351)
Net increase (decrease) in net assets resulting from	4,815	401	27	487
operations
Changes from principal transactions:
Total unit transactions	2,796	(655)	595	2,858
Increase (decrease) in net assets derived from
principal transactions	2,796	(655)	595	2,858
Total increase (decrease) in net assets	7,611	(254)	622	3,345
Net assets at December 31, 2014	$98,309	$7,963	$777	$10,817

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Net assets at January 1, 2013	$438	$2,273	$257	$1,968

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	36	7	68
Total realized gain (loss) on investments
and capital gains distributions	68	139	3	10
Net unrealized appreciation (depreciation)
of investments	45	201	6	67
Net increase (decrease) in net assets resulting from	115	376	16	145
operations
Changes from principal transactions:
Total unit transactions	130	853	(52)	442
Increase (decrease) in net assets derived from
principal transactions	130	853	(52)	442
Total increase (decrease) in net assets	245	1,229	(36)	587
Net assets at December 31, 2013	683	3,502	221	2,555

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	39	4	76
Total realized gain (loss) on investments
and capital gains distributions	77	349	1	145
Net unrealized appreciation (depreciation)
of investments	(48)	(188)	5	(44)
Net increase (decrease) in net assets resulting from	36	200	10	177
operations
Changes from principal transactions:
Total unit transactions	168	578	(25)	558
Increase (decrease) in net assets derived from
principal transactions	168	578	(25)	558
Total increase (decrease) in net assets	204	778	(15)	735
Net assets at December 31, 2014	$887	$4,280	$206	$3,290

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2013	$13,244	$2,070	$3,570	$119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	417	54	78	1
Total realized gain (loss) on investments
and capital gains distributions	197	37	226	10
Net unrealized appreciation (depreciation)
of investments	274	12	42	25
Net increase (decrease) in net assets resulting from	888	103	346	36
operations
Changes from principal transactions:
Total unit transactions	987	(778)	984	(15)
Increase (decrease) in net assets derived from
principal transactions	987	(778)	984	(15)
Total increase (decrease) in net assets	1,875	(675)	1,330	21
Net assets at December 31, 2013	15,119	1,395	4,900	140

Increase (decrease) in net assets
Operations:
Net investment income (loss)	320	22	71	2
Total realized gain (loss) on investments
and capital gains distributions	216	13	433	33
Net unrealized appreciation (depreciation)
of investments	260	27	(280)	(18)
Net increase (decrease) in net assets resulting from	796	62	224	17
operations
Changes from principal transactions:
Total unit transactions	1,824	(247)	995	(4)
Increase (decrease) in net assets derived from
principal transactions	1,824	(247)	995	(4)
Total increase (decrease) in net assets	2,620	(185)	1,219	13
Net assets at December 31, 2014	$17,739	$1,210	$6,119	$153

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net assets at January 1, 2013	$10,028	$43,640	$1,419	$129,571

Increase (decrease) in net assets
Operations:
Net investment income (loss)	137	192	2	709
Total realized gain (loss) on investments
and capital gains distributions	816	4,372	711	11,851
Net unrealized appreciation (depreciation)
of investments	3,056	8,849	(382)	37,584
Net increase (decrease) in net assets resulting from	4,009	13,413	331	50,144
operations
Changes from principal transactions:
Total unit transactions	5,510	397	(1,179)	6,320
Increase (decrease) in net assets derived from
principal transactions	5,510	397	(1,179)	6,320
Total increase (decrease) in net assets	9,519	13,810	(848)	56,464
Net assets at December 31, 2013	19,547	57,450	571	186,035

Increase (decrease) in net assets
Operations:
Net investment income (loss)	221	324	(2)	(1,401)
Total realized gain (loss) on investments
and capital gains distributions	4,297	12,842	101	12,185
Net unrealized appreciation (depreciation)
of investments	(2,240)	(6,648)	(81)	(5,151)
Net increase (decrease) in net assets resulting from	2,278	6,518	18	5,633
operations
Changes from principal transactions:
Total unit transactions	(2,594)	(3,843)	(169)	(16,159)
Increase (decrease) in net assets derived from
principal transactions	(2,594)	(3,843)	(169)	(16,159)
Total increase (decrease) in net assets	(316)	2,675	(151)	(10,526)
Net assets at December 31, 2014	$19,231	$60,125	$420	$175,509

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class
Net assets at January 1, 2013	$12,097	$279	$3,292	$4,543

Increase (decrease) in net assets
Operations:
Net investment income (loss)	56	1	(4)	(18)
Total realized gain (loss) on investments
and capital gains distributions	857	12	262	344
Net unrealized appreciation (depreciation)
of investments	2,980	67	1,113	1,021
Net increase (decrease) in net assets resulting from	3,893	80	1,371	1,347
operations
Changes from principal transactions:
Total unit transactions	(1,314)	(89)	595	(1,229)
Increase (decrease) in net assets derived from
principal transactions	(1,314)	(89)	595	(1,229)
Total increase (decrease) in net assets	2,579	(9)	1,966	118
Net assets at December 31, 2013	14,676	270	5,258	4,661

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29)	—	(36)	184
Total realized gain (loss) on investments
and capital gains distributions	2,863	8	493	600
Net unrealized appreciation (depreciation)
of investments	(1,204)	2	(306)	(573)
Net increase (decrease) in net assets resulting from	1,630	10	151	211
operations
Changes from principal transactions:
Total unit transactions	(1,035)	(26)	(679)	(780)
Increase (decrease) in net assets derived from
principal transactions	(1,035)	(26)	(679)	(780)
Total increase (decrease) in net assets	595	(16)	(528)	(569)
Net assets at December 31, 2014	$15,271	$254	$4,730	$4,092

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class
Net assets at January 1, 2013	$334	$48,799	$712	$232,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(109)	5	1,037
Total realized gain (loss) on investments
and capital gains distributions	5	604	11	7,732
Net unrealized appreciation (depreciation)
of investments	108	16,385	146	44,611
Net increase (decrease) in net assets resulting from	114	16,880	162	53,380
operations
Changes from principal transactions:
Total unit transactions	(4)	4,149	(63)	(25,897)
Increase (decrease) in net assets derived from
principal transactions	(4)	4,149	(63)	(25,897)
Total increase (decrease) in net assets	110	21,029	99	27,483
Net assets at December 31, 2013	444	69,828	811	260,310

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	702	16	2,413
Total realized gain (loss) on investments
and capital gains distributions	22	1,973	125	17,768
Net unrealized appreciation (depreciation)
of investments	14	3,058	(60)	1,128
Net increase (decrease) in net assets resulting from	43	5,733	81	21,309
operations
Changes from principal transactions:
Total unit transactions	(5)	709	782	68,811
Increase (decrease) in net assets derived from
principal transactions	(5)	709	782	68,811
Total increase (decrease) in net assets	38	6,442	863	90,120
Net assets at December 31, 2014	$482	$76,270	$1,674	$350,430
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2013	$277	$348	$904	$40,437

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	8	(157)
Total realized gain (loss) on investments
and capital gains distributions	30	67	173	2,988
Net unrealized appreciation (depreciation)
of investments	31	25	544	10,591
Net increase (decrease) in net assets resulting from	61	92	725	13,422
operations
Changes from principal transactions:
Total unit transactions	(38)	(76)	3,316	6,315
Increase (decrease) in net assets derived from
principal transactions	(38)	(76)	3,316	6,315
Total increase (decrease) in net assets	23	16	4,041	19,737
Net assets at December 31, 2013	300	364	4,945	60,174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	1	16	(38)
Total realized gain (loss) on investments
and capital gains distributions	63	34	465	5,356
Net unrealized appreciation (depreciation)
of investments	(99)	17	323	3,043
Net increase (decrease) in net assets resulting from	3	52	804	8,361
operations
Changes from principal transactions:
Total unit transactions	3,059	(10)	1,190	(59)
Increase (decrease) in net assets derived from
principal transactions	3,059	(10)	1,190	(59)
Total increase (decrease) in net assets	3,062	42	1,994	8,302
Net assets at December 31, 2014	$3,362	$406	$6,939	$68,476

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class
Net assets at January 1, 2013	$601	$540,715	$815	$23,376

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	2,054	2	1,156
Total realized gain (loss) on investments
and capital gains distributions	84	19,950	15	661
Net unrealized appreciation (depreciation)
of investments	57	112,073	195	1,202
Net increase (decrease) in net assets resulting from	145	134,077	212	3,019
operations
Changes from principal transactions:
Total unit transactions	(137)	(53,733)	34	9,523
Increase (decrease) in net assets derived from
principal transactions	(137)	(53,733)	34	9,523
Total increase (decrease) in net assets	8	80,344	246	12,542
Net assets at December 31, 2013	609	621,059	1,061	35,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	924	—	1,684
Total realized gain (loss) on investments
and capital gains distributions	44	31,309	73	719
Net unrealized appreciation (depreciation)
of investments	(36)	(24,222)	(61)	(2,909)
Net increase (decrease) in net assets resulting from	11	8,011	12	(506)
operations
Changes from principal transactions:
Total unit transactions	(61)	(52,743)	28	8,575
Increase (decrease) in net assets derived from
principal transactions	(61)	(52,743)	28	8,575
Total increase (decrease) in net assets	(50)	(44,732)	40	8,069
Net assets at December 31, 2014	$559	$576,327	$1,101	$43,987

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2013	$466	$465	$324,303	$586

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	(1)	(2,669)	(4)
Total realized gain (loss) on investments
and capital gains distributions	5	86	16,710	38
Net unrealized appreciation (depreciation)
of investments	31	46	90,956	172
Net increase (decrease) in net assets resulting from	57	131	104,997	206
operations
Changes from principal transactions:
Total unit transactions	175	(207)	(36,037)	67
Increase (decrease) in net assets derived from
principal transactions	175	(207)	(36,037)	67
Total increase (decrease) in net assets	232	(76)	68,960	273
Net assets at December 31, 2013	698	389	393,263	859

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(1)	(2,996)	(7)
Total realized gain (loss) on investments
and capital gains distributions	17	53	40,264	117
Net unrealized appreciation (depreciation)
of investments	(53)	(13)	2,509	(5)
Net increase (decrease) in net assets resulting from	(6)	39	39,777	105
operations
Changes from principal transactions:
Total unit transactions	96	(42)	(29,017)	106
Increase (decrease) in net assets derived from
principal transactions	96	(42)	(29,017)	106
Total increase (decrease) in net assets	90	(3)	10,760	211
Net assets at December 31, 2014	$788	$386	$404,023	$1,070

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class
Net assets at January 1, 2013	$1,224	$247,651	$2,729	$562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(2,539)	(18)	4
Total realized gain (loss) on investments
and capital gains distributions	51	15,644	159	33
Net unrealized appreciation (depreciation)
of investments	402	79,037	951	57
Net increase (decrease) in net assets resulting from	448	92,142	1,092	94
operations
Changes from principal transactions:
Total unit transactions	(111)	(13,754)	74	(117)
Increase (decrease) in net assets derived from
principal transactions	(111)	(13,754)	74	(117)
Total increase (decrease) in net assets	337	78,388	1,166	(23)
Net assets at December 31, 2013	1,561	326,039	3,895	539

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(3,021)	(23)	8
Total realized gain (loss) on investments
and capital gains distributions	214	39,828	619	12
Net unrealized appreciation (depreciation)
of investments	(101)	(12,420)	(303)	(58)
Net increase (decrease) in net assets resulting from	108	24,387	293	(38)
operations
Changes from principal transactions:
Total unit transactions	(185)	(13,091)	(40)	(92)
Increase (decrease) in net assets derived from
principal transactions	(185)	(13,091)	(40)	(92)
Total increase (decrease) in net assets	(77)	11,296	253	(130)
Net assets at December 31, 2014	$1,484	$337,335	$4,148	$409

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Core Equity Research Fund - Class A	Voya Strategic Allocation Conservative Portfolio - Class I
Net assets at January 1, 2013	$104,253	$284	$190	$33,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	537	3	—	572
Total realized gain (loss) on investments
and capital gains distributions	(1,177)	7	26	55
Net unrealized appreciation (depreciation)
of investments	19,663	49	17	3,067
Net increase (decrease) in net assets resulting from	19,023	59	43	3,694
operations
Changes from principal transactions:
Total unit transactions	(8,404)	19	(71)	638
Increase (decrease) in net assets derived from
principal transactions	(8,404)	19	(71)	638
Total increase (decrease) in net assets	10,619	78	(28)	4,332
Net assets at December 31, 2013	114,872	362	162	37,570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,621	6	2	651
Total realized gain (loss) on investments
and capital gains distributions	(135)	11	35	2,475
Net unrealized appreciation (depreciation)
of investments	(9,755)	(42)	(21)	(989)
Net increase (decrease) in net assets resulting from	(8,269)	(25)	16	2,137
operations
Changes from principal transactions:
Total unit transactions	(6,795)	(9)	(11)	(1,458)
Increase (decrease) in net assets derived from
principal transactions	(6,795)	(9)	(11)	(1,458)
Total increase (decrease) in net assets	(15,064)	(34)	5	679
Net assets at December 31, 2014	$99,808	$328	$167	$38,249

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2013	$64,806	$61,420	$785	$1,068,514

Increase (decrease) in net assets
Operations:
Net investment income (loss)	513	778	8	3,035
Total realized gain (loss) on investments
and capital gains distributions	(1,906)	(1,847)	104	2,547
Net unrealized appreciation (depreciation)
of investments	15,036	10,508	240	318,111
Net increase (decrease) in net assets resulting from	13,643	9,439	352	323,693
operations
Changes from principal transactions:
Total unit transactions	(2,388)	(3,578)	461	(1,081)
Increase (decrease) in net assets derived from
principal transactions	(2,388)	(3,578)	461	(1,081)
Total increase (decrease) in net assets	11,255	5,861	813	322,612
Net assets at December 31, 2013	76,061	67,281	1,598	1,391,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	808	949	19	11,564
Total realized gain (loss) on investments
and capital gains distributions	(1,825)	(1,050)	261	198,530
Net unrealized appreciation (depreciation)
of investments	5,078	3,894	(129)	(84,853)
Net increase (decrease) in net assets resulting from	4,061	3,793	151	125,241
operations
Changes from principal transactions:
Total unit transactions	(4,563)	(2,304)	(151)	(144,619)
Increase (decrease) in net assets derived from
principal transactions	(4,563)	(2,304)	(151)	(144,619)
Total increase (decrease) in net assets	(502)	1,489	—	(19,378)
Net assets at December 31, 2014	$75,559	$68,770	$1,598	$1,371,748

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2013	$6,121	$269,213	$368	$298,981

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	2,369	4	763
Total realized gain (loss) on investments
and capital gains distributions	1,198	11,741	18	6,231
Net unrealized appreciation (depreciation)
of investments	(664)	67,358	71	89,396
Net increase (decrease) in net assets resulting from	527	81,468	93	96,390
operations
Changes from principal transactions:
Total unit transactions	(6,436)	(25,669)	(126)	(29,488)
Increase (decrease) in net assets derived from
principal transactions	(6,436)	(25,669)	(126)	(29,488)
Total increase (decrease) in net assets	(5,909)	55,799	(33)	66,902
Net assets at December 31, 2013	212	325,012	335	365,883

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1,589	3	(485)
Total realized gain (loss) on investments
and capital gains distributions	42	11,501	36	24,718
Net unrealized appreciation (depreciation)
of investments	(26)	26,916	2	5,574
Net increase (decrease) in net assets resulting from	18	40,006	41	29,807
operations
Changes from principal transactions:
Total unit transactions	51	(16,352)	(58)	(29,572)
Increase (decrease) in net assets derived from
principal transactions	51	(16,352)	(58)	(29,572)
Total increase (decrease) in net assets	69	23,654	(17)	235
Net assets at December 31, 2014	$281	$348,666	$318	$366,118

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I
Net assets at January 1, 2013	$387	$109,978	$176	$20,592

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(17)	—	301
Total realized gain (loss) on investments
and capital gains distributions	9	1,325	8	673
Net unrealized appreciation (depreciation)
of investments	115	43,693	61	3,396
Net increase (decrease) in net assets resulting from	126	45,001	69	4,370
operations
Changes from principal transactions:
Total unit transactions	(10)	(98)	(9)	1,752
Increase (decrease) in net assets derived from
principal transactions	(10)	(98)	(9)	1,752
Total increase (decrease) in net assets	116	44,903	60	6,122
Net assets at December 31, 2013	503	154,881	236	26,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(473)	—	(44)
Total realized gain (loss) on investments
and capital gains distributions	111	3,112	3	722
Net unrealized appreciation (depreciation)
of investments	(67)	3,612	12	(2,625)
Net increase (decrease) in net assets resulting from	45	6,251	15	(1,947)
operations
Changes from principal transactions:
Total unit transactions	(184)	(11,444)	27	2,175
Increase (decrease) in net assets derived from
principal transactions	(184)	(11,444)	27	2,175
Total increase (decrease) in net assets	(139)	(5,193)	42	228
Net assets at December 31, 2014	$364	$149,688	$278	$26,942

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2013	$5	$8,965	$585	$23,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	38	6	181
Total realized gain (loss) on investments
and capital gains distributions	—	735	9	1,338
Net unrealized appreciation (depreciation)
of investments	1	1,983	192	6,588
Net increase (decrease) in net assets resulting from	1	2,756	207	8,107
operations
Changes from principal transactions:
Total unit transactions	—	318	164	5,925
Increase (decrease) in net assets derived from
principal transactions	—	318	164	5,925
Total increase (decrease) in net assets	1	3,074	371	14,032
Net assets at December 31, 2013	6	12,039	956	37,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	24	7	275
Total realized gain (loss) on investments
and capital gains distributions	—	916	36	1,158
Net unrealized appreciation (depreciation)
of investments	—	738	70	3,586
Net increase (decrease) in net assets resulting from	—	1,678	113	5,019
operations
Changes from principal transactions:
Total unit transactions	1	4,738	(29)	9,714
Increase (decrease) in net assets derived from
principal transactions	1	4,738	(29)	9,714
Total increase (decrease) in net assets	1	6,416	84	14,733
Net assets at December 31, 2014	$7	$18,455	$1,040	$52,083

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2013	$65	$255	$3,936	$5,776

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	24	(15)
Total realized gain (loss) on investments
and capital gains distributions	3	62	456	541
Net unrealized appreciation (depreciation)
of investments	35	21	881	1,487
Net increase (decrease) in net assets resulting from	38	84	1,361	2,013
operations
Changes from principal transactions:
Total unit transactions	118	26	761	724
Increase (decrease) in net assets derived from
principal transactions	118	26	761	724
Total increase (decrease) in net assets	156	110	2,122	2,737
Net assets at December 31, 2013	221	365	6,058	8,513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	21	(61)
Total realized gain (loss) on investments
and capital gains distributions	13	18	725	559
Net unrealized appreciation (depreciation)
of investments	30	20	(9)	393
Net increase (decrease) in net assets resulting from	43	39	737	891
operations
Changes from principal transactions:
Total unit transactions	148	(5)	1,447	734
Increase (decrease) in net assets derived from
principal transactions	148	(5)	1,447	734
Total increase (decrease) in net assets	191	34	2,184	1,625
Net assets at December 31, 2014	$412	$399	$8,242	$10,138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net assets at January 1, 2013	$23,380	$12,589	$122,521	$207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	131	71	(632)	—
Total realized gain (loss) on investments
and capital gains distributions	2,346	1,163	11,847	22
Net unrealized appreciation (depreciation)
of investments	7,141	4,457	32,065	57
Net increase (decrease) in net assets resulting from	9,618	5,691	43,280	79
operations
Changes from principal transactions:
Total unit transactions	11,132	5,481	(10,174)	13
Increase (decrease) in net assets derived from
principal transactions	11,132	5,481	(10,174)	13
Total increase (decrease) in net assets	20,750	11,172	33,106	92
Net assets at December 31, 2013	44,130	23,761	155,627	299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	157	43	(891)	(1)
Total realized gain (loss) on investments
and capital gains distributions	2,651	2,067	17,876	44
Net unrealized appreciation (depreciation)
of investments	3,158	(925)	(9,131)	(25)
Net increase (decrease) in net assets resulting from	5,966	1,185	7,854	18
operations
Changes from principal transactions:
Total unit transactions	12,752	4,856	(12,367)	(16)
Increase (decrease) in net assets derived from
principal transactions	12,752	4,856	(12,367)	(16)
Total increase (decrease) in net assets	18,718	6,041	(4,513)	2
Net assets at December 31, 2014	$62,848	$29,802	$151,114	$301

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya International Value Portfolio - Class I	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class I
Net assets at January 1, 2013	$59,954	$218	$—	$49,515

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,145	4	—	(850)
Total realized gain (loss) on investments
and capital gains distributions	(5,597)	(2)	—	7,928
Net unrealized appreciation (depreciation)
of investments	15,690	38	—	16,439
Net increase (decrease) in net assets resulting from	11,238	40	—	23,517
operations
Changes from principal transactions:
Total unit transactions	(8,324)	(34)	1	40,460
Increase (decrease) in net assets derived from
principal transactions	(8,324)	(34)	1	40,460
Total increase (decrease) in net assets	2,914	6	1	63,977
Net assets at December 31, 2013	62,868	224	1	113,492

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,486	5	—	(631)
Total realized gain (loss) on investments
and capital gains distributions	(990)	24	—	24,124
Net unrealized appreciation (depreciation)
of investments	(3,635)	(37)	—	(13,936)
Net increase (decrease) in net assets resulting from	(3,139)	(8)	—	9,557
operations
Changes from principal transactions:
Total unit transactions	(7,260)	(68)	(1)	8,554
Increase (decrease) in net assets derived from
principal transactions	(7,260)	(68)	(1)	8,554
Total increase (decrease) in net assets	(10,399)	(76)	(1)	18,111
Net assets at December 31, 2014	$52,469	$148	$—	$131,603

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International
Net assets at January 1, 2013	$1,742	$28,744	$80	$33,558

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(305)	—	759
Total realized gain (loss) on investments
and capital gains distributions	360	5,166	10	3,854
Net unrealized appreciation (depreciation)
of investments	67	6,273	20	3,215
Net increase (decrease) in net assets resulting from	418	11,134	30	7,828
operations
Changes from principal transactions:
Total unit transactions	(759)	1,697	(2)	4,968
Increase (decrease) in net assets derived from
principal transactions	(759)	1,697	(2)	4,968
Total increase (decrease) in net assets	(341)	12,831	28	12,796
Net assets at December 31, 2013	1,401	41,575	108	46,354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(376)	—	321
Total realized gain (loss) on investments
and capital gains distributions	286	6,393	16	5,572
Net unrealized appreciation (depreciation)
of investments	(176)	(4,157)	(8)	(8,459)
Net increase (decrease) in net assets resulting from	106	1,860	8	(2,566)
operations
Changes from principal transactions:
Total unit transactions	(111)	(1,043)	23	2,232
Increase (decrease) in net assets derived from
principal transactions	(111)	(1,043)	23	2,232
Total increase (decrease) in net assets	(5)	817	31	(334)
Net assets at December 31, 2014	$1,396	$42,392	$139	$46,020

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4
Net assets at January 1, 2013	$82,307	$56,213	$4,381	$94,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(482)	(417)	68	1,410
Total realized gain (loss) on investments
and capital gains distributions	2,493	6,934	394	3,913
Net unrealized appreciation (depreciation)
of investments	23,722	12,172	730	23,143
Net increase (decrease) in net assets resulting from	25,733	18,689	1,192	28,466
operations
Changes from principal transactions:
Total unit transactions	(12,015)	(1,648)	(851)	(4,853)
Increase (decrease) in net assets derived from
principal transactions	(12,015)	(1,648)	(851)	(4,853)
Total increase (decrease) in net assets	13,718	17,041	341	23,613
Net assets at December 31, 2013	96,025	73,254	4,722	118,569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(658)	(514)	47	851
Total realized gain (loss) on investments
and capital gains distributions	17,745	13,111	836	8,386
Net unrealized appreciation (depreciation)
of investments	(15,673)	(9,980)	(384)	2,702
Net increase (decrease) in net assets resulting from	1,414	2,617	499	11,939
operations
Changes from principal transactions:
Total unit transactions	(24,288)	(7,203)	(362)	1,738
Increase (decrease) in net assets derived from
principal transactions	(24,288)	(7,203)	(362)	1,738
Total increase (decrease) in net assets	(22,874)	(4,586)	137	13,677
Net assets at December 31, 2014	$73,151	$68,668	$4,859	$132,246
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Net assets at January 1, 2013	$135	$94,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,021)
Total realized gain (loss) on investments
and capital gains distributions	31	7,208
Net unrealized appreciation (depreciation)
of investments	(12)	26,823
Net increase (decrease) in net assets resulting from	18	33,010
operations
Changes from principal transactions:
Total unit transactions	(38)	(8,528)
Increase (decrease) in net assets derived from
principal transactions	(38)	(8,528)
Total increase (decrease) in net assets	(20)	24,482
Net assets at December 31, 2013	115	118,565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(408)
Total realized gain (loss) on investments
and capital gains distributions	23	20,105
Net unrealized appreciation (depreciation)
of investments	(20)	(12,714)
Net increase (decrease) in net assets resulting from	3	6,983
operations
Changes from principal transactions:
Total unit transactions	(10)	(7,059)
Increase (decrease) in net assets derived from
principal transactions	(10)	(7,059)
Total increase (decrease) in net assets	(7)	(76)
Net assets at December 31, 2014	$108	$118,489

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”), which changed its name from ING Life Insurance and Annuity Company on September 1, 2014, to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING Groep N.V. (“ING”) announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA”. On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of Voya Financial in a registered public offering (the “March 2014 Offering”). Also on March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “March 2014 Direct Share Repurchase”) (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the “March 2014 Transactions”). Upon completion of the March 2014 Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On September 8, 2014, ING completed a sale of 22,277,993 shares of common stock of Voya Financial in a registered public offering (the “September 2014 Offering”). Also on September 8, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,722,007 shares of its common stock from ING (the “September 2014 Direct Share Repurchase”) (the September 2014 Offering and the September 2014 Direct Share Repurchase collectively, the “September 2014 Transactions”). Upon completion of the September 2014 Transactions, ING's ownership of Voya Financial was reduced to 32.5%.

On November 18, 2014, ING completed a sale of 30,030,013 shares of common stock of Voya Financial in a registered public offering ( the “November 2014 Offering”). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 4,469,987 shares of its common stock from ING (the “November 2014 Direct Share Repurchase”) (the November 2014 Offering and the November 2014 Direct Share

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Repurchase collectively, the “November 2014 Transactions”). Upon completion of the November 2014 Transactions, ING's ownership of Voya Financial was reduced to 19%.

On March 9, 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 13,599,274 shares of its common stock from ING (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya Financial common stock. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial together with its subsidiaries, by the end of 2016.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2014, the Account had 322 investment divisions (the “Divisions”), 155 of which invest in independently managed mutual funds and 167 of which invest in mutual funds managed by affiliates, either Voya Investments, LLC (“VIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). All “ING” branded Trusts and Funds were rebranded with “Voya” or “VY” as of May 1, 2014.

Investment Divisions with asset balances at December 31, 2014 and related Trusts are as follows:

AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5
AIM Investment Funds:
Invesco Endeavor Fund - Class A
Invesco Global Health Care Fund - Investor Class

AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Alger Funds:
Alger Capital Appreciation Fund - Class A
Alger Funds II:
Alger Green Fund - Class A
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio

Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A Shares
ColumbiaSM Acorn® Fund - Class Z Shares
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A Shares
Columbia Mid Cap Value Fund - Class Z Shares
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series Inc.:
Davis Financial Fund - Class Y
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Institutional Class
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR Shares
Growth Fund of America®:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds:
Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares
Janus Aspen Series Enterprise Portfolio - Institutional Shares
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Janus Aspen Series Global Research Portfolio - Institutional Shares
Janus Aspen Series Janus Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class Shares
JPMorgan Government Bond Fund - Select Class Shares
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Growth Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Loomis Sayles Value Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A

Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3
MFS® Series Trust X:
MFS® International Value Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Socially Responsive Fund - Trust Class
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund, Inc.:
American Funds New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Nuveen U.S. Infrastructure Income Fund - Class I
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small Company Fund:
Oppenheimer International Small Company Fund - Class Y
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund®/VA

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Oppenheimer Variable Account Funds (continued):
Oppenheimer Main Street Small Cap Fund®/VA
Parnassus Funds:
Parnassus Small Cap FundSM
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I Shares
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K Shares
Columbia Diversified Equity Income Fund - Class R4 Shares
Royce Fund:
Royce Total Return Fund - K Class
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio

Vanguard® Variable Insurance Fund (continued):
Equity Income Portfolio
Small Company Growth Portfolio
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y Shares
Victory Small Company Opportunity Fund - Class R
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Funds Trust:
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I
Voya Global Resources Portfolio - Institutional Class
Voya Global Resources Portfolio - Service Class
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
VY® FMR Diversified Mid Cap Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Investors Trust (continued):
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class
Voya Aggregate Bond Portfolio - Initial Class
Voya Aggregate Bond Portfolio - Service Class
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2015 Portfolio - Initial Class
Voya Index Solution 2015 Portfolio - Service Class
Voya Index Solution 2015 Portfolio - Service 2 Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class

Voya Partners, Inc. (continued):
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2015 Portfolio - Adviser Class
Voya Solution 2015 Portfolio - Initial Class
Voya Solution 2015 Portfolio - Service Class
Voya Solution 2015 Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Fidelity® VIP Mid Cap Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Partners, Inc. (continued):
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Core Equity Research Fund - Class A
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I

Voya Variable Portfolios, Inc. (continued):
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya International Value Portfolio - Class I
Voya International Value Portfolio - Class S
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A
Wells Fargo Advantage Special Small Cap Value Fund - Class A

The names of certain Trusts and Divisions were changed during 2014. The following is a summary of current and former names for those Trusts and Divisions excluding any name changes associated with rebranding from the “ING” brand to the new Voya brand:

Current Name
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S

Former Name
Amana Mutual Funds Trust:
Amana Growth Fund
Amana Income Fund
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares
Voya Investors Trust:
Voya High Yield Portfolio - Adviser Class
Voya Investors Trust:
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class
Voya Aggregate Bond Portfolio - Initial Class
Voya Aggregate Bond Portfolio - Service Class

Former Name
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares
ING Investors Trust:
ING PIMCO High Yield Portfolio - Adviser Class
ING Investors Trust:
ING PIMCO High Yield Portfolio - Institutional Class
ING PIMCO High Yield Portfolio - Service Class
ING Partners, Inc.:
ING PIMCO Total Return Portfolio - Adviser Class
ING PIMCO Total Return Portfolio - Initial Class
ING PIMCO Total Return Portfolio - Service Class

During 2014, the following Divisions were closed to contract owners:

Voya Investors Trust:
Voya Global Resources Portfolio - Adviser Class
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class
VY® BlackRock Large Cap Growth Portfolio - Institutional Class
VY® BlackRock Large Cap Growth Portfolio - Service Class
VY® BlackRock Large Cap Growth Portfolio - Service 2 Class
VY® Marsico Growth Portfolio - Institutional Class
VY® Marsico Growth Portfolio - Service Class
VY® MFS Total Return Portfolio - Adviser Class
VY® MFS Total Return Portfolio - Institutional Class
VY® MFS Total Return Portfolio - Service Class
VY® MFS Utilities Portfolio - Service Class
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2014 and for the years ended December 31, 2014 and 2013, were issued.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2014 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2014. The Account had no financial liabilities as of December 31, 2014.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.5% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

5.	Related Party Transactions
During the year ended December 31, 2014, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreements provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provided for fees at annual rates ranging from 0.10% to 0.97% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	$36	$4
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	1,052	1,349
Invesco Small Cap Growth Fund - Class A	67	8
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	247	34
AIM Investment Funds:
Invesco Endeavor Fund - Class A	7	19
Invesco Global Health Care Fund - Investor Class	192	130
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	36	—
AIM Sector Funds:
Invesco American Value Fund - Class R5	288	42
Invesco Energy Fund - Class R5	1	—
Invesco Small Cap Value Fund - Class A	212	72
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	2,953	4,009
Invesco V.I. Core Equity Fund - Series I Shares	2,417	5,550
Alger Funds:
Alger Capital Appreciation Fund - Class A	747	88
Alger Funds II:
Alger Green Fund - Class A	1,201	1,711
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A	23	10
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	70	344
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	12	17
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—
AllianzGI NFJ Small-Cap Value Fund - Class A	190	107
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	7,379	7,286
Amana Income Fund - Investor Class	9,336	11,696
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	1,192	1,338
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	90	26
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	3,876	8,015
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	2,232	1,417
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	684	449

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
American Funds Fundamental InvestorsSM (continued):
Fundamental InvestorsSM - Class R-4	$20,086	$3,989
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	1,255	76
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	277	314
Ariel Fund - Investor Class	5,598	3,898
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	4,458	1,437
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	22,170	4,486
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	445	221
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	24	—
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	5,975	3,980
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	1,686	1,909
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	6,854	6,499
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	120	42
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	4,396	844
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A Shares	26	14
ColumbiaSM Acorn® Fund - Class Z Shares	13	—
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A Shares	6,176	1,140
Columbia Mid Cap Value Fund - Class Z Shares	1	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	82	58
Davis Series Inc.:
Davis Financial Fund - Class Y	—	—
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	3,129	556
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	728	128
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	25	—
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	74	54
Dodge & Cox Stock Fund	661	506
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	164	148
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	44	69
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	767	2,054

	Purchases	Sales
	(Dollars in thousands)
EuroPacific Growth Fund® (continued):
EuroPacific Growth Fund® - Class R-4	$15,686	$22,750
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Institutional Class	794	640
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	18,506	36,200
Fidelity® VIP Growth Portfolio - Initial Class	8,082	20,431
Fidelity® VIP High Income Portfolio - Initial Class	3,457	2,069
Fidelity® VIP Overseas Portfolio - Initial Class	3,149	6,365
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	61,602	114,902
Fidelity® VIP Index 500 Portfolio - Initial Class	13,955	9,404
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	3,966	3,352
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	2,614	3,108
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	547	535
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	92	—
Franklin Natural Resources Fund - Advisor Class	4	—
Franklin Small-Mid Cap Growth Fund - Class A	90	514
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	16,215	17,595
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR Shares	3	—
Growth Fund of America®:
Growth Fund of America® - Class R-3	3,190	2,301
Growth Fund of America® - Class R-4	43,897	26,368
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	2	1
Income Fund of America®:
Income Fund of America® - Class R-3	726	608
Ivy Funds:
Ivy Science and Technology Fund - Class Y	30	—
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	9	21
Janus Aspen Series Enterprise Portfolio - Institutional Shares	42	100
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	4	3
Janus Aspen Series Global Research Portfolio - Institutional Shares	9	78
Janus Aspen Series Janus Portfolio - Institutional Shares	9	9
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class Shares	66	—
JPMorgan Government Bond Fund - Select Class Shares	362	177
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	—	—
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	914	1,109
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	125	30

	Purchases	Sales
	(Dollars in thousands)
LKCM Funds:
LKCM Aquinas Growth Fund	$100	$93
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	3,004	3,186
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	711	336
Loomis Sayles Value Fund - Class Y	—	—
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	92	40
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	1,226	16
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	99	57
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	391	318
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	90	61
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	2,672	13,648
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	8	643
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	97	84
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class M Shares	7,499	564
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	1	—
MFS® Series Trust X:
MFS® International Value Fund - Class R3	14	—
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	414	117
Neuberger Berman Socially Responsive Fund - Trust Class	3,022	3,416
New Perspective Fund®:
New Perspective Fund® - Class R-3	423	653
New Perspective Fund® - Class R-4	18,735	7,667
New World Fund, Inc.:
American Funds New World Fund® - Class R-4	31	1
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	1,784	495
Nuveen U.S. Infrastructure Income Fund - Class I	276	73
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	17	18
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	14,292	27,461
Oppenheimer Developing Markets Fund - Class Y	5,497	3,176
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	11	—
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	33	116

	Purchases	Sales
	(Dollars in thousands)
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y	$10	$—
Oppenheimer International Small Company Fund:
Oppenheimer International Small Company Fund - Class Y	12	—
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	125	145
Oppenheimer Global Fund/VA	14	47
Oppenheimer Global Strategic Income Fund/VA	6	5
Oppenheimer Main Street Fund®/VA	3	12
Oppenheimer Main Street Small Cap Fund®/VA	9,017	3,287
Parnassus Funds:
Parnassus Small Cap FundSM	—	—
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	9,201	561
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	6,814	10,142
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	16	—
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	7,805	31,961
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	4,633	738
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	897	657
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	376	369
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	1,268	2,183
Pioneer Equity Income VCT Portfolio - Class I	9	—
Pioneer High Yield VCT Portfolio - Class I Shares	5,367	10,998
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	25	—
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K Shares	2,619	1,361
Columbia Diversified Equity Income Fund - Class R4 Shares	20	29
Royce Fund:
Royce Total Return Fund - K Class	—	—
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	3,192	2,560
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	230	87
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	95	60
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	365	293
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	6,368	6,162
Templeton Global Bond Fund - Class A	18,297	29,818
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	4	—

	Purchases	Sales
	(Dollars in thousands)
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	$10	$4
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	9,117	5,094
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	10	5
Equity Income Portfolio	31	34
Small Company Growth Portfolio	5	2
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y Shares	5	—
Victory Small Company Opportunity Fund - Class R	6	—
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	7,455	38,661
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A	27	33
Voya Large Cap Value Fund - Class A	—	—
Voya Real Estate Fund - Class A	261	524
Voya Funds Trust:
Voya GNMA Income Fund - Class A	733	1,122
Voya Intermediate Bond Fund - Class A	621	918
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	30,342	38,593
Voya Intermediate Bond Portfolio - Class S	68	114
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I	993	68
Voya Global Resources Portfolio - Adviser Class	1	2
Voya Global Resources Portfolio - Institutional Class	—	—
Voya Global Resources Portfolio - Service Class	8,431	11,696
Voya High Yield Portfolio - Adviser Class	7	7
Voya High Yield Portfolio - Institutional Class	7,615	5,896
Voya High Yield Portfolio - Service Class	4,761	6,231
Voya Large Cap Growth Portfolio - Adviser Class	36	22
Voya Large Cap Growth Portfolio - Institutional Class	187,477	30,431
Voya Large Cap Growth Portfolio - Service Class	40,092	37,562
Voya Large Cap Value Portfolio - Adviser Class	2	9
Voya Large Cap Value Portfolio - Institutional Class	66,753	44,824
Voya Large Cap Value Portfolio - Service Class	52,468	52,035
Voya Limited Maturity Bond Portfolio - Adviser Class	1	—
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	3,061	11,115
Voya Multi-Manager Large Cap Core Portfolio - Service Class	77	53
Voya U.S. Stock Index Portfolio - Institutional Class	6,593	1,454
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	19,763	42,669
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	8	31
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	22,341	110,288
VY® BlackRock Large Cap Growth Portfolio - Service Class	254	508
VY® BlackRock Large Cap Growth Portfolio - Service 2 Class	69	366
VY® Clarion Global Real Estate Portfolio - Adviser Class	3	2
VY® Clarion Global Real Estate Portfolio - Institutional Class	11,062	11,281
VY® Clarion Real Estate Portfolio - Adviser Class	17	14
VY® Clarion Real Estate Portfolio - Institutional Class	380	427

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® Clarion Real Estate Portfolio - Service Class	$7,263	$5,696
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	9,654	5,230
VY® FMR Diversified Mid Cap Portfolio - Service Class	10,834	9,772
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	6	—
VY® Invesco Growth and Income Portfolio - Institutional Class	11,229	1,355
VY® Invesco Growth and Income Portfolio - Service Class	4,228	3,734
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	197	111
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	4,600	4,035
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	4,970	3,292
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	5	2
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	9,033	1,895
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	6,158	2,046
VY® Marsico Growth Portfolio - Institutional Class	5,439	15,235
VY® Marsico Growth Portfolio - Service Class	31	104
VY® MFS Total Return Portfolio - Adviser Class	196	1,120
VY® MFS Total Return Portfolio - Institutional Class	12,670	68,656
VY® MFS Total Return Portfolio - Service Class	5,293	31,082
VY® MFS Utilities Portfolio - Service Class	21,018	63,975
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	6	11
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	73	23
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	37,925	9,227
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	85,983	20,312
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	184	415
VY® T. Rowe Price Equity Income Portfolio - Service Class	17,070	15,667
VY® T. Rowe Price International Stock Portfolio - Adviser Class	5	5
VY® T. Rowe Price International Stock Portfolio - Service Class	945	979
VY® Templeton Global Growth Portfolio - Institutional Class	127	101
VY® Templeton Global Growth Portfolio - Service Class	1,810	1,887
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	37,289	82,416
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	23	21
Voya Multi-Manager International Small Cap Fund - Class A	75	222
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class	81	246
Voya Aggregate Bond Portfolio - Initial Class	1,476	187
Voya Aggregate Bond Portfolio - Service Class	7,979	45,378
Voya Global Bond Portfolio - Adviser Class	23	75
Voya Global Bond Portfolio - Initial Class	4,715	21,840
Voya Global Bond Portfolio - Service Class	162	181
Voya Index Solution 2015 Portfolio - Initial Class	528	451
Voya Index Solution 2015 Portfolio - Service Class	1,288	569
Voya Index Solution 2015 Portfolio - Service 2 Class	379	309
Voya Index Solution 2025 Portfolio - Initial Class	1,548	171
Voya Index Solution 2025 Portfolio - Service Class	1,483	166
Voya Index Solution 2025 Portfolio - Service 2 Class	898	264
Voya Index Solution 2035 Portfolio - Initial Class	1,080	57
Voya Index Solution 2035 Portfolio - Service Class	1,193	67
Voya Index Solution 2035 Portfolio - Service 2 Class	656	194

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
Voya Index Solution 2045 Portfolio - Initial Class	$1,472	$75
Voya Index Solution 2045 Portfolio - Service Class	476	43
Voya Index Solution 2045 Portfolio - Service 2 Class	584	155
Voya Index Solution 2055 Portfolio - Initial Class	290	21
Voya Index Solution 2055 Portfolio - Service Class	431	221
Voya Index Solution 2055 Portfolio - Service 2 Class	154	4
Voya Index Solution Income Portfolio - Initial Class	540	76
Voya Index Solution Income Portfolio - Service Class	285	5
Voya Index Solution Income Portfolio - Service 2 Class	51	17
Voya Solution 2015 Portfolio - Adviser Class	27	64
Voya Solution 2015 Portfolio - Initial Class	1,467	241
Voya Solution 2015 Portfolio - Service Class	9,455	10,716
Voya Solution 2015 Portfolio - Service 2 Class	898	3,147
Voya Solution 2025 Portfolio - Adviser Class	42	50
Voya Solution 2025 Portfolio - Initial Class	2,060	1,282
Voya Solution 2025 Portfolio - Service Class	23,321	10,005
Voya Solution 2025 Portfolio - Service 2 Class	3,040	2,659
Voya Solution 2035 Portfolio - Adviser Class	20	45
Voya Solution 2035 Portfolio - Initial Class	1,315	301
Voya Solution 2035 Portfolio - Service Class	26,879	6,893
Voya Solution 2035 Portfolio - Service 2 Class	2,958	2,347
Voya Solution 2045 Portfolio - Adviser Class	14	—
Voya Solution 2045 Portfolio - Initial Class	469	178
Voya Solution 2045 Portfolio - Service Class	21,040	7,829
Voya Solution 2045 Portfolio - Service 2 Class	2,252	1,990
Voya Solution 2055 Portfolio - Initial Class	637	17
Voya Solution 2055 Portfolio - Service Class	4,643	1,193
Voya Solution 2055 Portfolio - Service 2 Class	555	326
Voya Solution Balanced Portfolio - Service Class	1,356	494
Voya Solution Income Portfolio - Adviser Class	5	26
Voya Solution Income Portfolio - Initial Class	2,583	1,949
Voya Solution Income Portfolio - Service Class	4,695	2,550
Voya Solution Income Portfolio - Service 2 Class	178	403
Voya Solution Moderately Conservative Portfolio - Service Class	2,267	894
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	50	28
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	6,612	5,955
VY® American Century Small-Mid Cap Value Portfolio - Service Class	13,966	8,782
VY® Baron Growth Portfolio - Adviser Class	23	186
VY® Baron Growth Portfolio - Service Class	8,517	23,322
VY® Columbia Contrarian Core Portfolio - Service Class	2,717	1,988
VY® Columbia Small Cap Value II Portfolio - Adviser Class	1	26
VY® Columbia Small Cap Value II Portfolio - Service Class	572	1,288
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	492	800
VY® Invesco Comstock Portfolio - Adviser Class	68	66
VY® Invesco Comstock Portfolio - Service Class	9,266	7,854
VY® Invesco Equity and Income Portfolio - Adviser Class	1,136	290
VY® Invesco Equity and Income Portfolio - Initial Class	111,313	31,471
VY® Invesco Equity and Income Portfolio - Service Class	28,889	25,057
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	33	18

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	$2,091	$539
VY® JPMorgan Mid Cap Value Portfolio - Service Class	10,292	6,665
VY® Oppenheimer Global Portfolio - Adviser Class	32	81
VY® Oppenheimer Global Portfolio - Initial Class	19,339	63,001
VY® Oppenheimer Global Portfolio - Service Class	162	120
VY® Pioneer High Yield Portfolio - Initial Class	16,078	5,819
VY® Pioneer High Yield Portfolio - Service Class	214	88
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	30	47
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	32,264	37,750
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	292	124
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	133	220
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	39,469	32,884
VY® T. Rowe Price Growth Equity Portfolio - Service Class	779	575
VY® Templeton Foreign Equity Portfolio - Adviser Class	26	110
VY® Templeton Foreign Equity Portfolio - Initial Class	7,155	12,329
VY® Templeton Foreign Equity Portfolio - Service Class	46	49
Voya Series Fund, Inc.:
Voya Core Equity Research Fund - Class A	52	41
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	7,020	7,827
Voya Strategic Allocation Growth Portfolio - Class I	4,922	8,677
Voya Strategic Allocation Moderate Portfolio - Class I	6,777	8,133
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	244	193
Voya Growth and Income Portfolio - Class I	178,646	162,251
Voya Growth and Income Portfolio - Class S	139	58
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class I	13,721	28,484
Voya Index Plus LargeCap Portfolio - Class S	8	62
Voya Index Plus MidCap Portfolio - Class I	23,867	38,707
Voya Index Plus MidCap Portfolio - Class S	32	195
Voya Index Plus SmallCap Portfolio - Class I	5,717	17,634
Voya Index Plus SmallCap Portfolio - Class S	33	6
Voya International Index Portfolio - Class I	5,079	2,949
Voya International Index Portfolio - Class S	1	—
Voya Russell™ Large Cap Growth Index Portfolio - Class I	7,300	2,538
Voya Russell™ Large Cap Growth Index Portfolio - Class S	89	111
Voya Russell™ Large Cap Index Portfolio - Class I	12,361	2,371
Voya Russell™ Large Cap Index Portfolio - Class S	190	42
Voya Russell™ Large Cap Value Index Portfolio - Class I	62	62
Voya Russell™ Large Cap Value Index Portfolio - Class S	3,363	1,797
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	1,998	1,324
Voya Russell™ Mid Cap Index Portfolio - Class I	18,163	3,752
Voya Russell™ Small Cap Index Portfolio - Class I	8,720	2,290
Voya Small Company Portfolio - Class I	20,507	17,297
Voya Small Company Portfolio - Class S	55	38
Voya U.S. Bond Index Portfolio - Class I	4,092	1,427
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	3,868	9,642

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Products Trust(continued):
Voya International Value Portfolio - Class S	$12	$75
Voya MidCap Opportunities Portfolio - Class A	1	2
Voya MidCap Opportunities Portfolio - Class I	42,275	15,527
Voya MidCap Opportunities Portfolio - Class S	352	255
Voya SmallCap Opportunities Portfolio - Class I	8,769	6,636
Voya SmallCap Opportunities Portfolio - Class S	45	10
Wanger Advisors Trust:
Wanger International	12,602	4,779
Wanger Select	10,582	26,278
Wanger USA	12,396	11,425
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	1,055	1,124
Washington Mutual Investors FundSM - Class R-4	18,030	8,822
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	58	50
Wells Fargo Advantage Special Small Cap Value Fund - Class A	23,298	12,477

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	3,590	397	3,193	—	—	—
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	61,826	97,560	(35,734)	83,840	151,512	(67,672)
Invesco Small Cap Growth Fund - Class A	2,298	289	2,009	318	226	92
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	18,800	2,737	16,063	16,490	1,530	14,960
AIM Investment Funds:
Invesco Endeavor Fund - Class A	150	985	(835)	2,069	1,153	916
Invesco Global Health Care Fund - Investor Class	4,387	4,194	193	2,564	2,154	410
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	3,582	—	3,582	—	—	—
AIM Sector Funds:
Invesco American Value Fund - Class R5	24,670	3,396	21,274	—	—	—
Invesco Energy Fund - Class R5	59	—	59	—	—	—
Invesco Small Cap Value Fund - Class A	10,396	7,347	3,049	10,130	5,717	4,413
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	2,273,655	2,285,773	(12,118)	1,729,947	1,734,198	(4,251)
Invesco V.I. Core Equity Fund - Series I Shares	1,021,584	1,235,507	(213,923)	381,722	670,658	(288,936)
Alger Funds:
Alger Capital Appreciation Fund - Class A	56,679	31,640	25,039	4,512	1,163	3,349
Alger Funds II:
Alger Green Fund - Class A	69,630	97,999	(28,369)	137,089	62,806	74,283
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A	1,139	909	230	1,281	6,157	(4,876)
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	8,091	22,880	(14,789)	11,302	9,054	2,248
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	403	696	(293)	566	1,378	(812)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Allianz Funds (continued:
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—	—	58	1,867	(1,809)
AllianzGI NFJ Small-Cap Value Fund - Class A	8,537	10,283	(1,746)	11,781	9,408	2,373
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	517,473	683,467	(165,994)	654,147	896,989	(242,842)
Amana Income Fund - Investor Class	804,236	1,003,614	(199,378)	1,203,871	868,633	335,238
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	77,927	110,300	(32,373)	203,036	183,185	19,851
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	8,564	2,575	5,989	—	—	—
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	609,577	968,978	(359,401)	902,333	2,269,235	(1,366,902)
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	182,599	170,673	11,926	225,681	153,680	72,001
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	105,939	100,760	5,179	108,599	81,542	27,057
Fundamental InvestorsSM - Class R-4	1,467,112	640,796	826,316	1,095,577	903,222	192,355
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	116,889	48,519	68,370	57,093	3,346	53,747
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	15,551	19,831	(4,280)	8,813	33,289	(24,476)
Ariel Fund - Investor Class	334,428	315,240	19,188	649,175	336,975	312,200
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	500,588	238,867	261,721	594,877	247,761	347,116
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	1,253,942	642,464	611,478	1,562,486	351,095	1,211,391
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	36,295	28,711	7,584	68,384	58,257	10,127
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	2,050	—	2,050	—	—	—
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	229,160	236,337	(7,177)	464,773	325,192	139,581

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	205,111	234,254	(29,143)	237,156	360,575	(123,419)
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	271,437	408,239	(136,802)	279,444	335,888	(56,444)
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	13,931	10,378	3,553	19,891	17,262	2,629
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	373,166	124,771	248,395	233,746	210,609	23,137
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A Shares	2,877	3,037	(160)	4,132	4,527	(395)
ColumbiaSM Acorn® Fund - Class Z Shares	301	1	300	230	—	230
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A Shares	403,700	166,157	237,543	185,657	154,176	31,481
Columbia Mid Cap Value Fund - Class Z Shares	—	—	—	6	—	6
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	1,959	3,855	(1,896)	3,412	3,141	271
Davis Series Inc.:
Davis Financial Fund - Class Y	16	—	16	—	—	—
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	334,963	91,754	243,209	212,092	100,036	112,056
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	60,683	14,824	45,859	10,165	1,104	9,061
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	2,198	—	2,198	—	—	—
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	8,823	7,736	1,087	15,434	8,743	6,691
Dodge & Cox Stock Fund	11,165	3,117	8,048	7,905	3,221	4,684
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	6,247	6,751	(504)	4,110	2,434	1,676
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	959	3,435	(2,476)	3,285	2,996	289

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	137,446	198,666	(61,220)	176,986	261,553	(84,567)
EuroPacific Growth Fund® - Class R-4	2,271,569	2,567,432	(295,863)	2,933,961	3,144,297	(210,336)
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Institutional Class	57,873	47,555	10,318	29,292	22,922	6,370
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	4,739,446	5,697,917	(958,471)	2,021,516	3,124,046	(1,102,530)
Fidelity® VIP Growth Portfolio - Initial Class	1,936,777	2,343,497	(406,720)	1,653,429	2,738,405	(1,084,976)
Fidelity® VIP High Income Portfolio - Initial Class	324,193	270,806	53,387	306,906	400,417	(93,511)
Fidelity® VIP Overseas Portfolio - Initial Class	291,741	488,619	(196,878)	449,293	509,310	(60,017)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	8,504,413	10,428,334	(1,923,921)	7,664,321	9,394,224	(1,729,903)
Fidelity® VIP Index 500 Portfolio - Initial Class	552,062	470,164	81,898	538,590	478,807	59,783
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	204,220	210,389	(6,169)	211,954	221,163	(9,209)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	81,565	137,289	(55,724)	86,980	177,762	(90,782)
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	47,969	53,384	(5,415)	59,779	77,653	(17,874)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	6,880	—	6,880	—	—	—
Franklin Natural Resources Fund - Advisor Class	393	—	393	—	—	—
Franklin Small-Mid Cap Growth Fund - Class A	12,882	34,663	(21,781)	8,720	8,968	(248)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	1,578,288	1,969,637	(391,349)	1,303,466	1,462,830	(159,364)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR Shares	255	—	255	—	—	—
Growth Fund of America®:
Growth Fund of America® - Class R-3	275,304	300,335	(25,031)	347,973	375,859	(27,886)
Growth Fund of America® - Class R-4	1,947,231	2,591,846	(644,615)	2,862,204	3,697,817	(835,613)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	2	—	2	13,538	27,338	(13,800)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Hartford Mutual Funds, Inc. (continued):
The Hartford Dividend And Growth Fund - Class R4	64	28	36	10,728	31,324	(20,596)
Income Fund of America®:
Income Fund of America® - Class R-3	78,078	75,682	2,396	62,175	59,637	2,538
Ivy Funds:
Ivy Science and Technology Fund - Class Y	2,814	—	2,814	—	—	—
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	73	407	(334)	305	1,450	(1,145)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	614	2,189	(1,575)	548	3,919	(3,371)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	119	122	(3)	55	76	(21)
Janus Aspen Series Global Research Portfolio - Institutional Shares	429	2,613	(2,184)	406	806	(400)
Janus Aspen Series Janus Portfolio - Institutional Shares	194	355	(161)	69	559	(490)
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class Shares	6,148	2	6,146	—	—	—
JPMorgan Government Bond Fund - Select Class Shares	35,333	18,132	17,201	55,398	31,099	24,299
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	5	2	3	1	—	1
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	89,475	106,101	(16,626)	60,833	292,959	(232,126)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	11,423	2,710	8,713	—	—	—
LKCM Funds:
LKCM Aquinas Growth Fund	2,389	7,026	(4,637)	3,665	4,567	(902)
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	135,003	243,495	(108,492)	253,102	169,689	83,413
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	77,688	40,421	37,267	—	—	—
Loomis Sayles Value Fund - Class Y	15	—	15	—	—	—
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	6,841	6,523	318	8,023	3,310	4,713
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	107,585	1,858	105,727	6,265	7,382	(1,117)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	5,779	3,391	2,388	12,129	25,285	(13,156)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	11,666	20,089	(8,423)	42,451	47,371	(4,920)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	3,375	4,144	(769)	5,550	2,667	2,883
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	947,908	1,444,081	(496,173)	1,291,278	2,174,896	(883,618)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	349	33,956	(33,607)	4,351	1,205	3,146
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	5,465	5,925	(460)	12,232	27,089	(14,857)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class M Shares	800,259	119,151	681,108	374,933	16,444	358,489
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	77	—	77	—	—	—
MFS® Series Trust X:
MFS® International Value Fund - Class R3	1,360	—	1,360	—	—	—
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	22,553	6,799	15,754	10,586	6,789	3,797
Neuberger Berman Socially Responsive Fund - Trust Class	149,371	292,937	(143,566)	463,321	312,026	151,295
New Perspective Fund®:
New Perspective Fund® - Class R-3	41,053	56,424	(15,371)	47,372	59,452	(12,080)
New Perspective Fund® - Class R-4	953,736	767,474	186,262	1,143,245	952,810	190,435
New World Fund, Inc.:
American Funds New World Fund® - Class R-4	2,923	107	2,816	—	—	—
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	166,321	51,773	114,548	—	—	—
Nuveen U.S. Infrastructure Income Fund - Class I	13,171	3,309	9,862	—	—	—
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	156	1,088	(932)	1,018	38,472	(37,454)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	586,373	795,730	(209,357)	797,261	1,059,680	(262,419)
Oppenheimer Developing Markets Fund - Class Y	545,143	408,100	137,043	573,424	500,822	72,602
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	2,123	538	1,585	2,087	962	1,125
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	5,425	12,978	(7,553)	11,470	9,752	1,718
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y	1,119	34	1,085	—	—	—
Oppenheimer International Small Company Fund:
Oppenheimer International Small Company Fund - Class Y	1,264	—	1,264	—	—	—
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	1,073,660	1,075,981	(2,321)	24,591	25,346	(755)
Oppenheimer Global Fund/VA	100	1,410	(1,310)	292	1,027	(735)
Oppenheimer Global Strategic Income Fund/VA	166	278	(112)	10	460	(450)
Oppenheimer Main Street Fund®/VA	71,747	72,472	(725)	24,090	24,847	(757)
Oppenheimer Main Street Small Cap Fund®/VA	420,162	298,913	121,249	685,901	237,022	448,879
Parnassus Funds:
Parnassus Small Cap FundSM	1	—	1	—	—	—
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	664,173	91,287	572,886	543,334	55,509	487,825
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	337,046	833,243	(496,197)	478,588	743,423	(264,835)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	1,941	2	1,939	—	—	—
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,459,039	3,066,350	(1,607,311)	2,311,845	8,263,260	(5,951,415)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	294,049	60,025	234,024	276,640	29,298	247,342
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	59,423	54,683	4,740	43,130	68,700	(25,570)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	28,838	33,274	(4,436)	21,734	35,878	(14,144)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	286,936	401,033	(114,097)	383,906	677,040	(293,134)
Pioneer Equity Income VCT Portfolio - Class I	438	5	433	—	—	—
Pioneer High Yield VCT Portfolio - Class I Shares	312,054	731,752	(419,698)	467,074	460,587	6,487
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	2,146	—	2,146	—	—	—
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K Shares	187,608	157,877	29,731	36,742	19,214	17,528
Columbia Diversified Equity Income Fund - Class R4 Shares	8,405	9,974	(1,569)	566	—	566
Royce Fund:
Royce Total Return Fund - K Class	14	26	(12)	11	1	10
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	246,943	277,010	(30,067)	449,256	302,914	146,342
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	8,097	7,391	706	28,854	32,951	(4,097)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	3,943	3,384	559	4,462	5,706	(1,244)
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	34,101	33,560	541	45,381	28,249	17,132
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	505,041	719,703	(214,662)	1,033,930	834,841	199,089
Templeton Global Bond Fund - Class A	1,246,084	2,175,254	(929,170)	1,873,499	2,221,855	(348,356)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	352	—	352	—	—	—
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	846	709	137	3,353	2,872	481
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	2,785,318	1,886,913	898,405	1,710,752	930,410	780,342
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	190	223	(33)	216	445	(229)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Vanguard® Variable Insurance Fund (continued):
Equity Income Portfolio	674	1,609	(935)	15,975	32,680	(16,705)
Small Company Growth Portfolio	110	114	(4)	458	1,041	(583)
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y Shares	521	—	521	—	—	—
Victory Small Company Opportunity Fund - Class R	1,193	1,007	186	269	85	184
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,900,260	7,946,799	(1,046,539)	3,211,209	4,442,240	(1,231,031)
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A	6,922	7,948	(1,026)	1,608	114	1,494
Voya Large Cap Value Fund - Class A	—	—	—	491	—	491
Voya Real Estate Fund - Class A	29,488	45,369	(15,881)	26,058	29,528	(3,470)
Voya Funds Trust:
Voya GNMA Income Fund - Class A	81,389	118,073	(36,684)	82,884	127,147	(44,263)
Voya Intermediate Bond Fund - Class A	63,178	85,742	(22,564)	80,323	164,900	(84,577)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	10,266,086	10,948,673	(682,587)	6,968,979	9,141,399	(2,172,420)
Voya Intermediate Bond Portfolio - Class S	3,065	8,131	(5,066)	4,394	19,297	(14,903)
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I	97,383	6,645	90,738	—	—	—
Voya Global Resources Portfolio - Adviser Class	—	69	(69)	—	113	(113)
Voya Global Resources Portfolio - Institutional Class	2,012	2,036	(24)	—	120	(120)
Voya Global Resources Portfolio - Service Class	1,472,683	1,770,413	(297,730)	1,722,003	3,059,843	(1,337,840)
Voya High Yield Portfolio - Adviser Class	326	553	(227)	972	1,571	(599)
Voya High Yield Portfolio - Institutional Class	594,053	608,615	(14,562)	1,160,232	943,616	216,616
Voya High Yield Portfolio - Service Class	347,303	503,670	(156,367)	640,889	915,879	(274,990)
Voya Large Cap Growth Portfolio - Adviser Class	1,269	1,343	(74)	95	1,017	(922)
Voya Large Cap Growth Portfolio - Institutional Class	15,073,827	6,688,751	8,385,076	3,507,037	3,279,851	227,186
Voya Large Cap Growth Portfolio - Service Class	2,183,541	2,007,745	175,796	120,498	36,065	84,433
Voya Large Cap Value Portfolio - Adviser Class	135	792	(657)	2,787	32	2,755
Voya Large Cap Value Portfolio - Institutional Class	9,544,852	8,749,430	795,422	18,985,303	14,205,891	4,779,412
Voya Large Cap Value Portfolio - Service Class	4,411,579	4,385,896	25,683	60,565	32,103	28,462

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
Voya Limited Maturity Bond Portfolio - Adviser Class	117	53	64	117	—	117
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	335,215	994,174	(658,959)	333,685	406,680	(72,995)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	6,812	6,956	(144)	4,428	5,419	(991)
Voya U.S. Stock Index Portfolio - Institutional Class	293,421	90,931	202,490	335,517	67,370	268,147
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	—	1,571,525	(1,571,525)	967,670	370,014	597,656
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	683	2,903	(2,220)	491	2,736	(2,245)
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	—	7,610,741	(7,610,741)	1,759,860	2,606,749	(846,889)
VY® BlackRock Large Cap Growth Portfolio - Service Class	—	19,765	(19,765)	1,567	29,081	(27,514)
VY® BlackRock Large Cap Growth Portfolio - Service 2 Class	—	24,054	(24,054)	198	4,669	(4,471)
VY® Clarion Global Real Estate Portfolio - Adviser Class	154	112	42	29	156	(127)
VY® Clarion Global Real Estate Portfolio - Institutional Class	1,478,388	1,533,113	(54,725)	2,025,676	1,835,075	190,601
VY® Clarion Real Estate Portfolio - Adviser Class	1,299	1,002	297	60	363	(303)
VY® Clarion Real Estate Portfolio - Institutional Class	2,676,696	2,681,243	(4,547)	2,115,219	2,145,540	(30,321)
VY® Clarion Real Estate Portfolio - Service Class	981,456	909,218	72,238	956,409	1,320,633	(364,224)
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	336,908	441,515	(104,607)	491,978	576,823	(84,845)
VY® FMR Diversified Mid Cap Portfolio - Service Class	359,464	714,674	(355,210)	504,385	776,122	(271,737)
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	—	—	—	2,161	109	2,052
VY® Invesco Growth and Income Portfolio - Institutional Class	725,655	126,589	599,066	371,617	120,036	251,581
VY® Invesco Growth and Income Portfolio - Service Class	249,607	319,147	(69,540)	572,437	442,851	129,586
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	8,883	5,748	3,135	587	1,875	(1,288)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	297,493	392,004	(94,511)	330,204	659,587	(329,383)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	253,723	273,074	(19,351)	268,549	462,214	(193,665)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	190	162	28	42	34	8
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	531,339	175,309	356,030	660,224	185,979	474,245
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	313,961	198,398	115,563	526,210	234,293	291,917
VY® Marsico Growth Portfolio - Institutional Class	—	888,913	(888,913)	275,995	279,214	(3,219)
VY® Marsico Growth Portfolio - Service Class	—	6,254	(6,254)	1,200	3,013	(1,813)
VY® MFS Total Return Portfolio - Adviser Class	—	68,573	(68,573)	852	21,324	(20,472)
VY® MFS Total Return Portfolio - Institutional Class	—	4,396,217	(4,396,217)	631,862	841,460	(209,598)
VY® MFS Total Return Portfolio - Service Class	—	1,530,853	(1,530,853)	305,044	378,249	(73,205)
VY® MFS Utilities Portfolio - Service Class	—	2,187,486	(2,187,486)	428,862	504,933	(76,071)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	172	774	(602)	80	25	55
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	2,269	1,072	1,197	10,585	2,344	8,241
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,095,836	1,202,234	893,602	3,020,267	1,234,217	1,786,050
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	4,815,888	3,876,591	939,297	6,750,946	5,100,275	1,650,671
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	2,073	23,600	(21,527)	4,648	23,838	(19,190)
VY® T. Rowe Price Equity Income Portfolio - Service Class	2,013,121	2,219,181	(206,060)	2,094,826	2,299,661	(204,835)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	349	417	(68)	850	470	380
VY® T. Rowe Price International Stock Portfolio - Service Class	87,609	90,434	(2,825)	100,416	140,744	(40,328)
VY® Templeton Global Growth Portfolio - Institutional Class	7,609	5,231	2,378	16,346	29,739	(13,393)
VY® Templeton Global Growth Portfolio - Service Class	173,993	182,526	(8,533)	232,060	178,728	53,332
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	21,872,589	24,500,295	(2,627,706)	16,787,563	17,246,886	(459,323)
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	6,560	6,669	(109)	6,408	4,298	2,110
Voya Multi-Manager International Small Cap Fund - Class A	6,040	12,641	(6,601)	7,009	8,686	(1,677)
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class	3,492	16,257	(12,765)	4,853	47,043	(42,190)
Voya Aggregate Bond Portfolio - Initial Class	200,523	89,309	111,214	95,578	20,304	75,274
Voya Aggregate Bond Portfolio - Service Class	6,317,060	8,733,815	(2,416,755)	5,805,529	8,834,993	(3,029,464)
Voya Global Bond Portfolio - Adviser Class	1,631	5,115	(3,484)	1,949	5,226	(3,277)
Voya Global Bond Portfolio - Initial Class	4,716,036	5,893,271	(1,177,235)	2,102,380	4,245,650	(2,143,270)
Voya Global Bond Portfolio - Service Class	30,180	32,209	(2,029)	25,212	47,576	(22,364)
Voya Index Solution 2015 Portfolio - Initial Class	41,437	39,483	1,954	31,685	8,890	22,795
Voya Index Solution 2015 Portfolio - Service Class	78,930	36,195	42,735	13,877	30,748	(16,871)
Voya Index Solution 2015 Portfolio - Service 2 Class	39,203	40,530	(1,327)	21,269	12,407	8,862
Voya Index Solution 2025 Portfolio - Initial Class	103,691	33,404	70,287	49,033	8,243	40,790
Voya Index Solution 2025 Portfolio - Service Class	79,995	10,534	69,461	58,152	108	58,044
Voya Index Solution 2025 Portfolio - Service 2 Class	115,966	91,208	24,758	199,431	145,909	53,522
Voya Index Solution 2035 Portfolio - Initial Class	80,221	32,474	47,747	50,917	2,604	48,313
Voya Index Solution 2035 Portfolio - Service Class	61,629	3,894	57,735	17,611	486	17,125
Voya Index Solution 2035 Portfolio - Service 2 Class	62,364	44,415	17,949	125,092	101,407	23,685

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
Voya Index Solution 2045 Portfolio - Initial Class	79,331	13,209	66,122	18,096	1,134	16,962
Voya Index Solution 2045 Portfolio - Service Class	22,326	2,599	19,727	17,635	208	17,427
Voya Index Solution 2045 Portfolio - Service 2 Class	54,200	35,570	18,630	95,152	82,089	13,063
Voya Index Solution 2055 Portfolio - Initial Class	24,539	8,482	16,057	8,386	90	8,296
Voya Index Solution 2055 Portfolio - Service Class	27,913	16,457	11,456	11,383	11,639	(256)
Voya Index Solution 2055 Portfolio - Service 2 Class	13,199	4,884	8,315	14,231	7,632	6,599
Voya Index Solution Income Portfolio - Initial Class	34,836	4,971	29,865	769	—	769
Voya Index Solution Income Portfolio - Service Class	14,325	3	14,322	5,896	31,963	(26,067)
Voya Index Solution Income Portfolio - Service 2 Class	2,621	1,435	1,186	6,930	5,597	1,333
Voya Solution 2015 Portfolio - Adviser Class	—	4,278	(4,278)	—	2,164	(2,164)
Voya Solution 2015 Portfolio - Initial Class	123,459	21,267	102,192	60,603	26,966	33,637
Voya Solution 2015 Portfolio - Service Class	1,088,365	1,296,113	(207,748)	1,382,690	1,732,741	(350,051)
Voya Solution 2015 Portfolio - Service 2 Class	192,801	370,146	(177,345)	364,225	463,007	(98,782)
Voya Solution 2025 Portfolio - Adviser Class	573	3,412	(2,839)	1,126	92	1,034
Voya Solution 2025 Portfolio - Initial Class	156,600	102,645	53,955	18,783	3,494	15,289
Voya Solution 2025 Portfolio - Service Class	1,782,932	1,457,184	325,748	2,202,535	1,944,229	258,306
Voya Solution 2025 Portfolio - Service 2 Class	387,739	424,277	(36,538)	465,269	664,957	(199,688)
Voya Solution 2035 Portfolio - Adviser Class	94	2,888	(2,794)	56	7,192	(7,136)
Voya Solution 2035 Portfolio - Initial Class	98,339	24,053	74,286	19,287	1,589	17,698
Voya Solution 2035 Portfolio - Service Class	1,539,254	1,063,086	476,168	1,898,232	1,431,133	467,099
Voya Solution 2035 Portfolio - Service 2 Class	361,772	411,197	(49,425)	484,750	760,667	(275,917)
Voya Solution 2045 Portfolio - Adviser Class	70	4	66	24	2,464	(2,440)
Voya Solution 2045 Portfolio - Initial Class	25,148	13,743	11,405	28,919	3,722	25,197
Voya Solution 2045 Portfolio - Service Class	1,100,142	933,260	166,882	1,367,633	1,059,776	307,857
Voya Solution 2045 Portfolio - Service 2 Class	209,789	248,904	(39,115)	375,592	743,675	(368,083)
Voya Solution 2055 Portfolio - Initial Class	47,952	1,027	46,925	103	18	85
Voya Solution 2055 Portfolio - Service Class	326,023	143,253	182,770	351,621	133,979	217,642
Voya Solution 2055 Portfolio - Service 2 Class	58,096	47,801	10,295	67,105	57,511	9,594
Voya Solution Balanced Portfolio - Service Class	100,040	52,251	47,789	117,950	42,045	75,905
Voya Solution Income Portfolio - Adviser Class	—	1,801	(1,801)	2	3,788	(3,786)
Voya Solution Income Portfolio - Initial Class	224,552	172,525	52,027	62,747	21,294	41,453

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
Voya Solution Income Portfolio - Service Class	382,007	240,155	141,852	410,224	318,071	92,153
Voya Solution Income Portfolio - Service 2 Class	39,405	58,560	(19,155)	57,663	121,108	(63,445)
Voya Solution Moderately Conservative Portfolio - Service Class	166,705	85,586	81,119	149,927	63,338	86,589
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	1,038	1,203	(165)	146	948	(802)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	268,668	409,162	(140,494)	522,414	139,063	383,351
VY® American Century Small-Mid Cap Value Portfolio - Service Class	1,501,255	1,595,898	(94,643)	1,274,015	1,119,439	154,576
VY® Baron Growth Portfolio - Adviser Class	831	8,967	(8,136)	5,522	73,476	(67,954)
VY® Baron Growth Portfolio - Service Class	3,991,501	4,506,102	(514,601)	2,734,878	2,214,007	520,871
VY® Columbia Contrarian Core Portfolio - Service Class	168,151	211,457	(43,306)	164,859	219,945	(55,086)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	1,703	(1,703)	965	9,045	(8,080)
VY® Columbia Small Cap Value II Portfolio - Service Class	66,448	110,449	(44,001)	192,863	148,862	44,001
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	173	55,311	(55,138)	1,772	106,096	(104,324)
VY® Invesco Comstock Portfolio - Adviser Class	3,694	3,668	26	1,657	1,933	(276)
VY® Invesco Comstock Portfolio - Service Class	2,137,088	2,029,400	107,688	1,431,624	1,118,183	313,441
VY® Invesco Equity and Income Portfolio - Adviser Class	61,538	16,371	45,167	2,199	6,498	(4,299)
VY® Invesco Equity and Income Portfolio - Initial Class	12,469,969	7,461,599	5,008,370	2,614,530	4,223,656	(1,609,126)
VY® Invesco Equity and Income Portfolio - Service Class	691,428	468,040	223,388	855	1,625	(770)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	459	861	(402)	2,864	7,538	(4,674)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	130,214	44,285	85,929	315,751	30,476	285,275
VY® JPMorgan Mid Cap Value Portfolio - Service Class	1,959,205	1,971,077	(11,872)	1,096,748	831,046	265,702
VY® Oppenheimer Global Portfolio - Adviser Class	1,337	4,763	(3,426)	2,741	11,495	(8,754)
VY® Oppenheimer Global Portfolio - Initial Class	6,224,212	9,005,922	(2,781,710)	4,099,694	7,003,366	(2,903,672)
VY® Oppenheimer Global Portfolio - Service Class	7,124	5,853	1,271	8,770	7,016	1,754
VY® Pioneer High Yield Portfolio - Initial Class	6,473,942	6,010,825	463,117	2,199,760	1,662,356	537,404
VY® Pioneer High Yield Portfolio - Service Class	14,965	10,213	4,752	36,798	27,818	8,980
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	189	2,296	(2,107)	1,280	13,228	(11,948)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,837,157	4,215,240	(1,378,083)	1,705,718	3,687,087	(1,981,369)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	13,246	7,880	5,366	17,059	12,272	4,787
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	2,187	11,925	(9,738)	4,101	10,921	(6,820)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	4,188,100	4,567,469	(379,369)	3,038,143	3,251,128	(212,985)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	64,294	66,822	(2,528)	65,685	59,736	5,949

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® Templeton Foreign Equity Portfolio - Adviser Class	1,523	10,449	(8,926)	2,155	14,167	(12,012)
VY® Templeton Foreign Equity Portfolio - Initial Class	4,962,045	5,609,164	(647,119)	2,028,234	2,887,775	(859,541)
VY® Templeton Foreign Equity Portfolio - Service Class	5,213	5,840	(627)	2,183	548	1,635
Voya Series Fund, Inc.:
Voya Core Equity Research Fund - Class A	2,997	3,357	(360)	2,755	6,458	(3,703)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,635,167	1,730,309	(95,142)	798,223	775,820	22,403
Voya Strategic Allocation Growth Portfolio - Class I	733,966	947,155	(213,189)	702,924	783,901	(80,977)
Voya Strategic Allocation Moderate Portfolio - Class I	1,793,016	1,912,695	(119,679)	760,611	956,915	(196,304)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	2,688	12,564	(9,876)	59,211	18,831	40,380
Voya Growth and Income Portfolio - Class I	11,031,502	15,285,768	(4,254,266)	10,208,654	10,332,531	(123,877)
Voya Growth and Income Portfolio - Class S	9,136	5,506	3,630	14,023	535,211	(521,188)
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class I	5,670,660	6,341,918	(671,258)	2,479,821	3,444,120	(964,299)
Voya Index Plus LargeCap Portfolio - Class S	242	3,662	(3,420)	273	9,952	(9,679)
Voya Index Plus MidCap Portfolio - Class I	3,087,313	3,870,160	(782,847)	2,671,717	3,399,202	(727,485)
Voya Index Plus MidCap Portfolio - Class S	447	9,960	(9,513)	1,032	1,811	(779)
Voya Index Plus SmallCap Portfolio - Class I	2,285,303	2,736,124	(450,821)	2,542,981	2,574,977	(31,996)
Voya Index Plus SmallCap Portfolio - Class S	1,941	190	1,751	501	1,263	(762)
Voya International Index Portfolio - Class I	1,442,540	1,212,705	229,835	1,003,360	826,945	176,415
Voya International Index Portfolio - Class S	96	4	92	—	5	(5)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,247,505	1,040,628	206,877	483,380	467,527	15,853
Voya Russell™ Large Cap Growth Index Portfolio - Class S	3,707	5,271	(1,564)	10,839	2,252	8,587
Voya Russell™ Large Cap Index Portfolio - Class I	1,191,493	530,711	660,782	1,096,770	602,168	494,602
Voya Russell™ Large Cap Index Portfolio - Class S	860,062	853,121	6,941	29,852	23,492	6,360
Voya Russell™ Large Cap Value Index Portfolio - Class I	4,113	4,437	(324)	18,301	16,621	1,680
Voya Russell™ Large Cap Value Index Portfolio - Class S	191,901	122,370	69,531	179,178	131,033	48,145
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	113,781	85,159	28,622	127,573	94,174	33,399
Voya Russell™ Mid Cap Index Portfolio - Class I	1,311,188	537,543	773,645	1,380,864	546,960	833,904
Voya Russell™ Small Cap Index Portfolio - Class I	616,523	323,247	293,276	702,634	314,926	387,708

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya Small Company Portfolio - Class I	2,344,271	2,699,627	(355,356)	1,286,764	1,544,442	(257,678)
Voya Small Company Portfolio - Class S	1,051	1,771	(720)	1,103	349	754
Voya U.S. Bond Index Portfolio - Class I	406,227	201,011	205,216	341,881	502,541	(160,660)
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	2,519,394	2,881,169	(361,775)	1,664,318	2,014,599	(350,281)
Voya International Value Portfolio - Class S	495	5,528	(5,033)	334	3,231	(2,897)
Voya MidCap Opportunities Portfolio - Class A	—	68	(68)	179	111	68
Voya MidCap Opportunities Portfolio - Class I	1,507,301	1,180,261	327,040	3,543,945	1,146,825	2,397,120
Voya MidCap Opportunities Portfolio - Class S	24,674	31,150	(6,476)	37,234	85,607	(48,373)
Voya SmallCap Opportunities Portfolio - Class I	631,044	675,546	(44,502)	944,352	801,039	143,313
Voya SmallCap Opportunities Portfolio - Class S	1,542	438	1,104	723	840	(117)
Wanger Advisors Trust:
Wanger International	873,333	703,951	169,382	1,303,795	866,986	436,809
Wanger Select	283,485	1,406,887	(1,123,402)	580,916	1,221,499	(640,583)
Wanger USA	396,744	729,662	(332,918)	736,330	800,037	(63,707)
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	75,199	92,828	(17,629)	90,485	147,537	(57,052)
Washington Mutual Investors FundSM - Class R-4	1,207,855	1,113,451	94,404	1,320,301	1,614,505	(294,204)
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	2,661	3,325	(664)	1,847	4,465	(2,618)
Wells Fargo Advantage Special Small Cap Value Fund - Class A	392,932	598,893	(205,961)	444,058	733,586	(289,528)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Floating Rate Fund - Class R5
2014	07/29/2014	3	$9.90	to	$9.92	$32	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Invesco Mid Cap Core Equity Fund - Class A
2014		211	$17.86	to	$22.40	$4,057	-	0.15%	to	1.70%	2.73%	to	4.35%
2013		246	$17.35	to	$21.65	$4,574	-	0.15%	to	1.70%	27.06%	to	28.99%
2012		314	$13.63	to	$16.93	$4,552	0.51%	0.00%	to	1.70%	8.48%	to	10.43%
2011		371	$12.54	to	$15.49	$4,891	-	0.00%	to	1.70%	-7.81%	to	-6.25%
2010		361	$13.57	to	$16.69	$5,115	0.08%	0.00%	to	1.70%	10.66%	to	12.54%
Invesco Small Cap Growth Fund - Class A
2014		4		$24.48		$90	-		1.00%			6.57%
2013		2		$22.97		$38	-		1.00%			38.54%
2012		2		$16.58		$26	-		1.00%			17.17%
2011		2		$14.15		$32	-		1.00%			-2.28%
2010		3		$14.48		$42	-		1.00%			25.04%
Invesco International Growth Fund - Class R5
2014		34		$11.99		$408	1.92%		0.95%			-0.75%
2013		18		$12.08		$217	2.43%		0.95%			17.97%
2012	11/30/2012	3		$10.24		$30	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Endeavor Fund - Class A
2014		3	$19.14	to	$19.85	$51	-	0.45%	to	1.20%	6.77%	to	7.12%
2013		3	$17.86	to	$18.53	$63	-	0.45%	to	1.40%	26.22%	to	27.44%
2012		2	$14.15	to	$14.54	$36	(f)	0.45%	to	1.40%		(f)
2011	07/19/2011	-		$12.26		-	(b)		0.75%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Invesco Global Health Care Fund - Investor Class
2014		6	$64.44	to	$70.86	$442	-	0.50%	to	1.50%	18.56%	to	19.76%
2013		6	$54.35	to	$59.17	$356	0.34%	0.50%	to	1.50%	40.40%	to	41.83%
2012		6	$38.71	to	$41.72	$234	0.49%	0.50%	to	1.50%	18.96%	to	20.16%
2011		5	$32.54	to	$34.72	$176	0.56%	0.50%	to	1.50%	3.00%	to	3.49%
2010		6	$31.62	to	$33.40	$183	-	0.55%	to	1.55%	3.00%	to	4.05%
Invesco High Yield Fund - Class R5
2014	08/06/2014	4	$9.71	to	$9.77	$35	(e)	0.40%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Invesco American Value Fund - Class R5
2014	06/16/2014	21	$10.83	to	$10.86	$231	(e)	0.95%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Invesco Energy Fund - Class R5
2014	08/27/2014	-	$7.51	to	$7.53	-	(e)	1.05%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Small Cap Value Fund - Class A
2014		15	$26.40	to	$28.81	$423	-	0.20%	to	1.75%	5.31%	to	6.90%
2013		12	$25.07	to	$26.95	$318	-	0.20%	to	1.75%	41.72%	to	43.25%
2012		8	$17.69	to	$18.65	$141	-	0.30%	to	1.75%	20.42%	to	22.13%
2011		5	$14.69	to	$15.27	$82	-	0.30%	to	1.75%	-9.82%	to	-8.45%
2010	01/28/2010	7	$16.29	to	$16.68	$120	(a)	0.30%	to	1.75%		(a)
Invesco V.I. American Franchise Fund - Series I Shares
2014		686	$14.43	to	$55.13	$27,172	0.04%	0.00%	to	1.50%	6.83%	to	8.52%
2013		698	$13.50	to	$50.84	$26,065	0.42%	0.00%	to	1.50%	38.04%	to	40.13%
2012	04/27/2012	702	$9.77	to	$36.28	$19,755	(c)	0.00%	to	1.50%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Invesco V.I. Core Equity Fund - Series I Shares
2014		2,593	$12.43	to	$22.25	$39,632	0.86%	0.00%	to	1.95%	6.04%	to	8.16%
2013		2,807	$11.63	to	$20.68	$40,151	1.40%	0.00%	to	1.95%	26.73%	to	29.22%
2012		3,096	$9.11	to	$16.08	$34,682	0.97%	0.00%	to	1.95%	11.59%	to	13.87%
2011		3,494	$8.08	to	$14.19	$34,790	0.97%	0.00%	to	1.95%	-2.01%
2010		3,820	$8.17	to	$14.12	$38,408	0.94%	0.00%	to	1.95%	7.44%	to	9.68%
Alger Capital Appreciation Fund - Class A
2014		64	$20.24	to	$21.20	$1,335	-	0.20%	to	1.15%	11.91%	to	12.55%
2013		39	$18.13	to	$18.75	$723	-	0.25%	to	1.10%	34.20%	to	34.60%
2012	05/01/2012	35	$13.55	to	$13.93	$492	(c)	0.25%	to	1.20%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Alger Green Fund - Class A
2014		181	$12.85	to	$22.00	$3,775	-	0.00%	to	1.50%	3.22%	to	4.81%
2013		209	$12.42	to	$20.99	$4,212	-	0.00%	to	1.50%	32.75%	to	34.72%
2012		135	$9.35	to	$15.58	$2,030	0.16%	0.00%	to	1.50%	13.20%	to	14.90%
2011		123	$8.25	to	$13.56	$1,622	-	0.00%	to	1.50%	-6.66%	to	-5.24%
2010		114	$8.90	to	$14.36	$1,614	-	0.00%	to	1.50%	7.97%	to	9.57%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AllianceBernstein Growth and Income Fund - Class A
2014		11	$18.09	to	$18.90	$201	1.04%	0.70%	to	1.10%	7.61%	to	7.97%
2013		11	$16.81	to	$17.66	$183	0.52%	0.60%	to	1.10%	32.89%	to	33.48%
2012		16	$12.65	to	$13.23	$201	1.07%	0.60%	to	1.10%	16.16%	to	16.87%
2011		16	$10.71	to	$11.32	$172	1.10%	0.60%	to	1.30%	4.18%	to	4.91%
2010		18	$10.14	to	$10.79	$191	0.52%	0.60%	to	1.50%	11.39%	to	12.40%
AllianceBernstein Growth and Income Portfolio - Class A
2014		23	$19.21	to	$19.41	$443	1.43%	1.15%	to	1.25%	8.16%	to	8.25%
2013		38	$17.76	to	$17.93	$674	1.04%	1.15%	to	1.25%	33.23%	to	33.41%
2012		36	$13.33	to	$13.44	$476	1.69%	1.15%	to	1.25%	16.11%	to	16.16%
2011		41	$11.48	to	$11.57	$473	1.29%	1.15%	to	1.25%	5.03%	to	5.18%
2010		42	$10.93	to	$11.11	$457	-	1.00%	to	1.25%	11.64%	to	12.00%
AllianzGI NFJ Dividend Value Fund - Class A
2014		12	$21.76	to	$22.13	$261	1.97%	0.70%	to	1.00%	8.53%	to	8.85%
2013		12	$20.05	to	$20.33	$246	2.21%	0.70%	to	1.00%	27.38%	to	27.78%
2012		13	$15.74	to	$15.91	$206	2.60%	0.70%	to	1.00%		12.83%
2011		13	$13.95	to	$14.03	$179	2.29%	0.80%	to	1.00%		2.05%
2010		19	$13.67	to	$13.74	$258	3.06%	0.70%	to	1.00%		11.96%
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2014		2		$13.12		$27	3.85%		0.80%			10.72%
2013		2		$11.85		$25	3.33%		0.80%			31.67%
2012		4		$9.00		$35	2.58%		0.80%			13.21%
2011		374	$7.95	to	$8.19	$3,063	2.91%	0.00%	to	0.80%	1.02%	to	1.87%
2010		234	$7.78	to	$8.04	$1,879	2.62%	0.00%	to	1.25%	11.30%	to	12.76%
AllianzGI NFJ Small-Cap Value Fund - Class A
2014		21	$24.04	to	$27.25	$548	2.47%	0.50%	to	1.65%	-0.04%	to	1.04%
2013		23	$24.05	to	$26.82	$584	1.22%	0.55%	to	1.65%	29.37%	to	30.83%
2012		20	$18.59	to	$20.50	$400	1.26%	0.55%	to	1.65%	8.52%	to	9.74%
2011		22	$17.13	to	$18.68	$395	1.51%	0.55%	to	1.65%	0.47%	to	1.52%
2010		22	$17.05	to	$18.40	$398	1.04%	0.55%	to	1.65%	22.84%	to	24.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Amana Growth Fund - Investor Class
2014		2,369	$15.70	to	$21.91	$42,462	0.36%	0.00%	to	1.65%	12.13%	to	14.07%
2013		2,537	$13.97	to	$19.22	$39,761	0.61%	0.00%	to	1.65%	20.84%	to	22.89%
2012		2,780	$11.55	to	$15.64	$35,389	0.28%	0.00%	to	1.65%	9.54%	to	11.18%
2011		2,411	$10.54	to	$14.07	$27,822	0.10%	0.00%	to	1.60%	-3.30%	to	-1.81%
2010		1,503	$10.90	to	$14.33	$18,000	0.03%	0.00%	to	1.65%	14.12%	to	47.13%
Amana Income Fund - Investor Class
2014		4,115	$16.20	to	$21.19	$74,812	1.56%	0.00%	to	1.60%	7.50%	to	9.12%
2013		4,314	$15.07	to	$19.47	$72,426	1.58%	0.00%	to	1.65%	27.55%	to	29.71%
2012		3,978	$11.79	to	$15.12	$51,965	1.71%	0.00%	to	1.65%	-9.31%	to	9.67%
2011		3,336	$10.92	to	$13.94	$40,417	1.63%	0.00%	to	1.50%	0.45%	to	1.99%
2010		2,466	$10.87	to	$13.81	$29,407	1.54%	0.00%	to	1.55%	10.51%	to	35.39%
American Balanced Fund® - Class R-3
2014		383	$17.09	to	$20.24	$7,317	1.19%	0.00%	to	1.55%	6.81%	to	8.53%
2013		415	$16.00	to	$18.65	$7,353	1.39%	0.00%	to	1.55%	19.49%	to	21.34%
2012		396	$13.39	to	$15.37	$5,771	1.67%	0.00%	to	1.55%	12.05%	to	13.85%
2011		446	$11.95	to	$13.50	$5,726	1.88%	0.00%	to	1.55%	1.96%	to	3.45%
2010		497	$11.72	to	$13.05	$6,178	1.82%	0.00%	to	1.55%	11.01%	to	12.69%
American Beacon Small Cap Value Fund - Investor Class
2014	05/16/2014	6	$10.60	to	$10.61	$64	(e)	0.95%	to	1.00%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
2014		2,408	$9.85	to	$12.79	$29,023	1.48%	0.00%	to	1.90%	0.70%	to	2.65%
2013		2,767	$11.41	to	$12.46	$32,860	1.18%	0.00%	to	1.90%	-10.79%	to	-9.12%
2012		4,134	$12.79	to	$13.71	$54,588	2.39%	0.00%	to	1.90%	4.66%	to	6.69%
2011		3,484	$12.22	to	$12.85	$43,588	3.98%	0.00%	to	1.90%	10.89%	to	13.02%
2010		1,607	$11.02	to	$11.37	$17,967	2.49%	0.00%	to	1.90%	3.75%	to	5.47%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Century Investments® Income & Growth Fund - A Class
2014		636	$17.09	to	$55.06	$10,906	1.87%	0.75%	to	1.20%	10.90%	to	11.39%
2013		624	$15.41	to	$49.43	$9,649	2.07%	0.75%	to	1.20%	33.77%	to	34.36%
2012		552	$11.52	to	$36.79	$6,374	1.95%	0.75%	to	1.10%	13.05%	to	13.17%
2011		523	$10.19	to	$31.52	$5,331	1.36%		1.00%		1.70%	to	1.71%
2010		509	$10.02	to	$30.99	$5,100	1.15%		1.00%		12.69%	to	12.71%
Fundamental InvestorsSM - Class R-3
2014		149	$13.59	to	$15.06	$2,170	0.68%	0.00%	to	1.55%	6.92%	to	8.50%
2013		143	$12.71	to	$13.88	$1,936	1.15%	0.00%	to	1.55%	29.04%	to	31.07%
2012		116	$9.85	to	$10.59	$1,203	1.05%	0.00%	to	1.55%	14.94%	to	16.89%
2011		123	$8.57	to	$9.06	$1,093	1.48%	0.00%	to	1.55%	-3.71%	to	-2.27%
2010		87	$8.90	to	$9.27	$793	1.08%	0.00%	to	1.55%	12.17%	to	13.42%
Fundamental InvestorsSM - Class R-4
2014		4,638	$13.91	to	$15.37	$67,392	1.07%	0.00%	to	1.50%	7.25%	to	8.93%
2013		3,811	$12.97	to	$14.11	$51,196	1.37%	0.00%	to	1.50%	29.57%	to	31.50%
2012		3,619	$10.01	to	$10.73	$37,284	1.30%	0.00%	to	1.50%	15.32%	to	17.01%
2011		3,649	$8.68	to	$9.17	$32,351	1.71%	0.00%	to	1.50%	-3.34%	to	-1.93%
2010		3,501	$8.98	to	$9.35	$31,928	1.44%	0.00%	to	1.50%	12.25%	to	14.02%
American Funds American Mutual Fund® - Class R-4
2014		127	$16.21	to	$17.16	$2,154	1.97%	0.00%	to	1.40%	11.00%	to	12.60%
2013		59	$14.60	to	$15.24	$888	1.90%	0.00%	to	1.40%	26.08%	to	26.92%
2012		5	$11.58	to	$11.74	$61	2.99%	0.75%	to	1.40%	10.60%	to	11.39%
2011	07/21/2011	1	$10.47	to	$10.54	$6	(b)	0.75%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Ariel Appreciation Fund - Investor Class
2014		30	$20.37	to	$23.47	$697	0.70%	0.60%	to	1.90%	6.09%	to	7.46%
2013		35	$19.20	to	$21.84	$740	0.75%	0.60%	to	1.90%	43.50%	to	45.41%
2012		59	$13.38	to	$15.02	$866	0.91%	0.60%	to	1.90%	17.06%	to	18.64%
2011		55	$11.43	to	$12.66	$679	0.40%	0.60%	to	1.90%	-9.07%	to	-8.08%
2010		62	$12.40	to	$13.61	$833	-	0.75%	to	2.10%	17.20%	to	18.76%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ariel Fund - Investor Class
2014		590	$18.58	to	$30.44	$11,912	0.60%	0.00%	to	1.90%	8.90%	to	10.91%
2013		571	$17.00	to	$27.52	$10,567	0.82%	0.00%	to	1.90%	41.91%	to	44.72%
2012		258	$11.93	to	$18.86	$3,328	0.97%	0.00%	to	1.90%	18.22%	to	20.37%
2011		286	$10.06	to	$15.99	$3,064	0.25%	0.00%	to	1.70%	-12.80%	to	-11.35%
2010		202	$11.52	to	$17.82	$2,518	-	0.00%	to	2.10%	23.35%	to	25.12%
Artisan International Fund - Investor Shares
2014		1,146	$10.83	to	$19.47	$13,092	0.84%	0.00%	to	1.50%	-2.49%	to	-0.99%
2013		885	$11.10	to	$19.92	$10,284	1.14%	0.00%	to	1.50%	23.33%	to	25.18%
2012		537	$9.00	to	$15.91	$5,043	1.43%	0.00%	to	1.50%	23.46%	to	25.32%
2011		354	$7.29	to	$12.80	$2,674	1.43%	0.00%	to	1.50%	-8.65%	to	-7.23%
2010		306	$7.98	to	$13.98	$2,510	0.92%	0.00%	to	1.50%	4.44%	to	5.87%
Aston/Fairpointe Mid Cap Fund - Class N
2014		2,535	$15.45	to	$20.37	$47,419	0.11%	0.00%	to	1.50%	8.08%	to	9.69%
2013		1,924	$14.21	to	$18.57	$33,435	-	0.00%	to	1.50%	42.35%	to	44.51%
2012		712	$9.93	to	$12.85	$8,892	1.09%	0.00%	to	1.50%	14.67%	to	16.39%
2011		512	$10.77	to	$11.04	$5,556	0.24%	0.00%	to	1.50%	-7.87%	to	-6.79%
2010	05/24/2010	249	$11.69	to	$11.79	$2,925	(a)	0.25%	to	1.50%		(a)
BlackRock Equity Dividend Fund - Investor A Shares
2014		92	$17.57	to	$18.96	$1,697	1.66%	0.10%	to	1.65%	7.26%	to	8.97%
2013		84	$16.38	to	$17.40	$1,434	1.80%	0.10%	to	1.65%	22.33%	to	24.20%
2012		74	$13.39	to	$14.01	$1,014	2.40%	0.10%	to	1.65%	10.52%	to	11.69%
2011		39	$12.26	to	$12.49	$487	2.09%	0.25%	to	1.25%		4.75%
2010	07/19/2010	15		$11.80		$183	(a)		0.80%			(a)
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares
2014	08/05/2014	2	$10.24	to	$10.30	$21	(e)	0.40%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
2014		689	$23.40	to	$25.47	$16,783	0.49%	0.00%	to	1.50%	4.79%	to	6.39%
2013		696	$22.33	to	$23.94	$16,116	0.56%	0.00%	to	1.50%	31.35%	to	33.30%
2012		556	$17.00	to	$17.96	$9,764	0.37%	0.00%	to	1.50%	11.48%	to	13.17%
2011		478	$15.25	to	$15.91	$7,480	0.42%	0.00%	to	1.50%	-2.06%	to	-0.56%
2010		285	$15.57	to	$16.16	$4,516	-	0.00%	to	1.50%	24.01%	to	25.18%
Bond Fund of AmericaSM - Class R-4
2014		789	$11.40	to	$12.60	$9,317	2.09%	0.00%	to	1.50%	3.92%	to	5.53%
2013		819	$10.97	to	$11.94	$9,244	2.35%	0.00%	to	1.50%	-3.43%	to	-1.97%
2012		942	$11.36	to	$12.18	$10,954	2.62%	0.00%	to	1.50%	4.32%	to	5.91%
2011		831	$10.89	to	$11.50	$9,219	3.28%	0.00%	to	1.50%	4.91%	to	6.48%
2010		780	$10.38	to	$10.80	$8,210	4.03%	0.00%	to	1.50%	5.70%	to	7.25%
Calvert VP SRI Balanced Portfolio
2014		1,780	$13.52	to	$44.87	$53,491	1.54%	0.00%	to	1.50%	7.95%	to	9.60%
2013		1,917	$12.44	to	$41.44	$52,700	1.06%	0.00%	to	1.50%	16.21%	to	18.04%
2012		1,973	$10.64	to	$35.53	$46,174	1.25%	0.00%	to	1.50%	8.85%	to	10.41%
2011		2,054	$9.72	to	$32.50	$44,041	1.30%	0.00%	to	1.50%	2.98%	to	4.61%
2010		2,182	$9.38	to	$31.39	$45,223	1.41%	0.00%	to	1.50%	10.42%	to	12.09%
Capital World Growth & Income FundSM - Class R-3
2014		41	$18.22	to	$19.56	$775	2.05%	0.00%	to	1.25%	2.36%	to	3.66%
2013		37	$17.80	to	$18.87	$685	2.17%	0.00%	to	1.25%	22.93%	to	24.55%
2012		35	$14.48	to	$15.15	$513	2.16%	0.00%	to	1.25%	17.34%	to	18.52%
2011		33	$12.34	to	$12.69	$415	2.06%	0.20%	to	1.25%	-9.00%	to	-8.04%
2010		27	$13.56	to	$13.80	$363	2.65%	0.20%	to	1.25%	6.85%	to	6.85%
Cohen & Steers Realty Shares, Inc.
2014		469	$14.01	to	$14.81	$6,678	2.44%	0.00%	to	1.50%	28.18%	to	30.26%
2013		220	$10.93	to	$11.37	$2,434	2.76%	0.00%	to	1.50%	1.58%	to	3.08%
2012		197	$10.76	to	$11.03	$2,138	2.49%	0.00%	to	1.50%	13.98%	to	15.46%
2011	05/13/2011	71	$9.44	to	$9.52	$677	(b)	0.25%	to	1.50%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ColumbiaSM Acorn® Fund - Class A Shares
2014		5	$18.64	to	$18.92	$100	-	0.70%	to	1.00%	-0.48%	to	-0.26%
2013		5	$18.40	to	$18.88	$103	-	0.80%	to	1.45%	28.67%	to	29.39%
2012		6	$14.30	to	$14.53	$85	-	0.90%	to	1.45%	15.88%	to	16.52%
2011		6	$12.34	to	$12.47	$69	-	0.90%	to	1.45%		-5.98%
2010	08/06/2010	1	$13.20	to	$13.23	$9	(a)	0.95%	to	1.15%		(a)
ColumbiaSM Acorn® Fund - Class Z Shares
2014		4		$15.35		$58	-		1.25%			-0.45%
2013		4		$15.42		$54	-		1.25%			29.25%
2012		3		$11.93		$39	-		1.25%			16.50%
2011		1,012	$10.24	to	$10.72	$10,848	0.32%	0.00%	to	1.25%	-5.80%	to	-4.63%
2010		631	$10.87	to	$11.24	$7,095	0.17%	0.00%	to	1.25%	24.37%	to	26.01%
Columbia Mid Cap Value Fund - Class A Shares
2014		656	$14.97	to	$16.82	$10,416	0.50%	0.00%	to	1.75%	10.20%	to	11.72%
2013		419	$13.72	to	$14.89	$5,980	0.40%	0.15%	to	1.60%	32.95%	to	34.88%
2012		388	$10.32	to	$10.98	$4,121	0.76%	0.25%	to	1.60%	14.67%	to	16.22%
2011		413	$9.00	to	$9.45	$3,805	0.57%	0.25%	to	1.60%	-5.74%	to	-4.55%
2010		399	$9.54	to	$9.90	$3,877	1.20%	0.25%	to	1.65%	21.09%	to	22.68%
Columbia Mid Cap Value Fund - Class Z Shares
2014		-		$16.23		$2	-		0.80%			11.47%
2013		-		$14.56		$2	-		0.80%			34.32%
2012		-		$10.84		$1	0.75%		0.80%			15.94%
2011		557	$9.35	to	$9.63	$5,363	1.04%	0.00%	to	0.80%	-4.79%	to	-3.99%
2010		273	$9.82	to	$10.03	$2,739	1.48%	0.00%	to	0.80%	22.14%	to	23.22%
CRM Mid Cap Value Fund - Investor Shares
2014		13	$20.38	to	$21.75	$288	0.67%	0.40%	to	1.55%	4.22%	to	5.01%
2013		15	$19.53	to	$20.60	$313	0.37%	0.45%	to	1.60%	30.99%	to	32.48%
2012		15	$14.83	to	$15.55	$232	0.89%	0.45%	to	1.75%	15.93%	to	17.09%
2011		16	$12.93	to	$13.28	$216	0.46%	0.45%	to	1.45%	-8.33%	to	-7.59%
2010		16	$14.11	to	$14.37	$223	0.68%	0.45%	to	1.55%	17.78%	to	18.08%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Davis Financial Fund - Class Y
2014	08/28/2014	-		$10.48		-	(e)		0.95%			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Delaware Diversified Income Fund - Class A
2014		434		$10.27		$4,462	3.65%		0.95%			4.16%
2013		191		$9.86		$1,887	4.09%		0.95%			-2.38%
2012	09/14/2012	79		$10.10		$801	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Delaware Small Cap Value Fund - Class A
2014		55	$12.49	to	$12.73	$692	0.50%	0.25%	to	1.40%	4.07%	to	5.12%
2013	05/10/2013	9	$12.03	to	$12.11	$109	(d)	0.25%	to	1.25%		(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Deutsche Small Cap Growth Fund - Class S
2014	08/15/2014	2	$10.98	to	$11.00	$24	(e)	1.05%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Dodge & Cox International Stock Fund
2014		27	$13.95	to	$14.98	$393	2.33%	0.50%	to	1.95%	-1.90%	to	-0.47%
2013		26	$14.22	to	$15.05	$380	1.99%	0.50%	to	1.95%	23.87%	to	25.42%
2012		19	$11.48	to	$11.88	$224	2.78%	0.75%	to	1.95%	18.85%	to	20.12%
2011		14	$9.69	to	$9.89	$136	(f)	0.75%	to	1.85%		(f)
2010	10/18/2010	-		$11.80		$4	(a)		1.35%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Dodge & Cox Stock Fund
2014		15	$19.45	to	$20.73	$302	1.86%	0.50%	to	1.80%	8.46%	to	9.86%
2013		7	$17.93	to	$18.87	$128	1.28%	0.50%	to	1.80%		38.03%
2012		2	$12.99	to	$13.16	$28	(f)	1.35%	to	1.80%		(f)
2011	01/10/2011	2	$10.86	to	$10.98	$24	(b)	1.15%	to	1.70%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Deutsche Equity 500 Index Fund - Class S
2014		33		$22.89		$746	1.83%		1.00%			12.15%
2013		33		$20.41		$676	1.89%		1.00%			30.67%
2012		31		$15.62		$491	2.02%		1.00%			14.43%
2011		29		$13.65		$400	1.86%		1.00%			0.89%
2010		26		$13.53		$351	1.67%		1.00%			13.79%
Eaton Vance Large-Cap Value Fund - Class R Shares
2014		5	$19.91	to	$20.89	$93	0.89%	0.20%	to	1.05%	9.52%	to	10.47%
2013		7	$18.18	to	$18.91	$131	0.87%	0.20%	to	1.05%	28.16%	to	28.73%
2012		7	$14.13	to	$14.69	$98	1.39%	0.20%	to	1.25%	14.04%	to	15.31%
2011		4	$12.29	to	$12.74	$46	2.38%	0.20%	to	1.55%	-5.26%	to	-4.93%
2010		3	$13.20	to	$13.40	$38	-	0.20%	to	1.10%	9.09%	to	9.17%
EuroPacific Growth Fund® - Class R-3
2014		349	$18.22	to	$21.58	$7,100	0.95%	0.00%	to	1.55%	-4.46%	to	-2.92%
2013		410	$19.07	to	$22.23	$8,662	0.65%	0.00%	to	1.55%	18.01%	to	19.77%
2012		494	$16.16	to	$18.56	$8,750	1.35%	0.00%	to	1.55%	17.02%	to	18.90%
2011		649	$13.81	to	$15.61	$9,736	1.18%	0.00%	to	1.55%	-15.17%	to	-13.85%
2010		742	$16.06	to	$18.12	$12,954	1.19%	0.00%	to	1.75%	7.21%	to	9.09%
EuroPacific Growth Fund® - Class R-4
2014		15,222	$10.24	to	$22.06	$295,528	1.33%	0.00%	to	1.50%	-4.13%	to	-2.61%
2013		15,518	$10.61	to	$22.67	$314,660	1.02%	0.00%	to	1.50%	18.42%	to	20.50%
2012		15,728	$8.91	to	$18.86	$268,614	1.82%	0.00%	to	1.50%	17.44%	to	19.23%
2011		16,297	$7.54	to	$15.82	$235,342	1.54%	0.00%	to	1.50%	-14.91%	to	-13.60%
2010		16,595	$8.81	to	$18.31	$279,835	1.48%	0.00%	to	1.50%	7.74%	to	9.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity Advisor® New Insights Fund - Institutional Class
2014		51	$10.87	to	$20.27	$934	0.24%	0.40%	to	1.95%	7.38%	to	9.10%
2013		40	$17.49	to	$18.58	$729	-	0.40%	to	1.95%	30.13%	to	32.15%
2012		34	$13.44	to	$14.06	$465	-	0.40%	to	1.95%	14.15%	to	15.72%
2011		22	$11.82	to	$12.15	$259	(f)	0.40%	to	1.85%		(f)
2010	08/12/2010	3	$12.21	to	$12.24	$38	(a)	0.90%	to	1.15%		(a)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2014		9,616	$12.83	to	$44.27	$301,864	2.80%	0.00%	to	1.95%	6.58%	to	8.75%
2013		10,575	$11.91	to	$41.19	$306,607	2.51%	0.00%	to	1.95%	25.63%	to	28.10%
2012		11,678	$9.38	to	$32.52	$264,552	3.11%	0.00%	to	1.95%	15.02%	to	17.37%
2011		13,226	$8.07	to	$28.04	$256,279	2.48%	0.00%	to	1.95%	-0.94%	to	1.01%
2010		14,409	$8.06	to	$28.09	$280,318	1.76%	0.00%	to	2.15%	12.73%	to	15.25%
Fidelity® VIP Growth Portfolio - Initial Class
2014		10,303	$13.57	to	$45.36	$292,498	0.19%	0.00%	to	1.75%	9.42%	to	11.34%
2013		10,711	$12.30	to	$41.23	$275,001	0.28%	0.00%	to	1.75%	33.95%	to	36.33%
2012		11,796	$9.10	to	$30.59	$225,077	0.62%	0.00%	to	1.75%	12.69%	to	14.70%
2011		12,717	$8.01	to	$26.98	$214,512	0.38%	0.00%	to	1.80%	-1.49%	to	0.18%
2010		13,207	$8.07	to	$27.24	$225,726	0.34%	0.00%	to	1.85%	21.91%	to	24.36%
Fidelity® VIP High Income Portfolio - Initial Class
2014		812	$14.94	to	$15.85	$12,151	6.10%	0.95%	to	1.50%	-0.38%	to	0.20%
2013		759	$14.91	to	$15.91	$11,354	5.55%	0.95%	to	1.50%	4.40%	to	5.00%
2012		852	$14.20	to	$15.24	$12,167	6.21%	0.95%	to	1.50%	12.56%	to	13.15%
2011		770	$12.55	to	$13.54	$9,729	6.80%	0.95%	to	1.50%	2.42%	to	3.04%
2010		812	$12.18	to	$13.22	$9,957	7.77%	0.95%	to	1.50%	12.13%	to	12.78%
Fidelity® VIP Overseas Portfolio - Initial Class
2014		1,667	$8.96	to	$24.80	$29,883	1.30%	0.00%	to	1.50%	-9.46%	to	-8.07%
2013		1,864	$9.83	to	$27.07	$36,312	1.36%	0.00%	to	1.50%	28.47%	to	30.42%
2012		1,924	$7.61	to	$20.76	$29,379	1.91%	0.00%	to	1.50%	18.92%	to	20.83%
2011		2,181	$6.36	to	$17.19	$27,985	1.44%	0.00%	to	1.50%	-18.39%	to	-17.16%
2010		2,316	$7.74	to	$20.75	$36,340	1.31%	0.00%	to	1.50%	11.42%	to	13.20%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2014		32,591	$14.21	to	$60.97	1,379,550	0.95%	0.00%	to	1.95%	9.83%	to	12.30%
2013		34,517	$12.81	to	$54.32	1,320,713	1.07%	0.00%	to	1.95%	28.75%	to	31.32%
2012		36,247	$9.84	to	$41.86	1,085,469	1.39%	0.00%	to	1.95%	14.15%	to	16.42%
2011		37,831	$8.53	to	$36.35	988,331	1.03%	0.00%	to	1.95%	-4.39%	to	-2.54%
2010		38,963	$8.83	to	$37.67	1,058,819	1.19%	0.00%	to	2.15%	14.74%	to	17.37%
Fidelity® VIP Index 500 Portfolio - Initial Class
2014		3,986	$44.11	to	$44.18	176,091	1.67%	0.95%	to	1.20%	12.22%	to	12.50%
2013		3,904	$39.21	to	$39.37	153,676	1.96%	0.95%	to	1.20%	30.71%	to	31.01%
2012		3,845	$29.93	to	$30.12	115,759	2.20%	0.95%	to	1.10%	14.66%	to	14.81%
2011		3,936	$26.07	to	$26.27	103,342	1.98%	0.95%	to	1.00%	1.04%	to	1.09%
2010		4,089	$25.79	to	$26.00	106,249	1.90%	0.95%	to	1.00%	13.84%	to	13.91%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2014		1,283		$22.96		29,464	0.26%		-			6.30%
2013		1,290		$21.60		27,855	0.52%		-			36.19%
2012		1,299		$15.86		20,599	0.66%		-			14.84%
2011		1,311		$13.81		18,110	0.26%		-			-10.61%
2010		1,329		$15.45		20,531	0.39%		-			28.86%
Fidelity® VIP Asset Manager Portfolio - Initial Class
2014		759	$29.83	to	$29.88	22,661	1.50%	0.95%	to	1.20%	4.59%	to	4.81%
2013		814	$28.46	to	$28.57	23,250	1.53%	0.95%	to	1.20%	14.33%	to	14.62%
2012		905	$24.83	to	$24.99	22,592	1.59%	0.95%	to	1.10%	11.26%	to	11.40%
2011		930	$22.29	to	$22.46	20,844	2.01%	0.95%	to	1.00%	-3.52%	to	-3.46%
2010		947	$23.09	to	$23.28	22,008	1.67%	0.95%	to	1.00%	13.12%	to	13.19%
Franklin Mutual Global Discovery Fund - Class R
2014		108	$13.50	to	$25.31	2,593	1.88%	0.10%	to	1.55%	3.20%	to	4.55%
2013		113	$13.03	to	$24.06	2,610	1.27%	0.15%	to	1.55%	23.10%	to	24.86%
2012		131	$10.55	to	$19.27	2,419	1.30%	0.15%	to	1.55%	11.32%	to	12.89%
2011		171	$15.28	to	$17.07	2,800	1.26%	0.15%	to	1.55%	-4.68%	to	-3.42%
2010		228	$15.81	to	$17.53	3,888	1.60%	0.25%	to	1.75%	8.96%	to	10.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Biotechnology Discovery Fund - Advisor Class
2014	09/10/2014	7	$10.88	to	$14.12	$97	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Franklin Natural Resources Fund - Advisor Class
2014	08/27/2014	-	$7.30	to	$7.31	$3	(e)	1.15%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Franklin Small-Mid Cap Growth Fund - Class A
2014		14	$20.69	to	$23.71	$306	-	0.20%	to	1.45%	5.99%	to	7.29%
2013		36	$18.95	to	$22.10	$759	-	0.20%	to	1.75%	36.60%	to	38.30%
2012		36	$14.29	to	$15.98	$553	-	0.20%	to	1.45%	9.17%	to	10.59%
2011		49	$12.78	to	$14.45	$673	-	0.20%	to	1.75%	-6.58%	to	-5.57%
2010		47	$13.68	to	$15.12	$681	-	0.30%	to	1.75%	26.20%	to	28.04%
Franklin Small Cap Value VIP Fund - Class 2
2014		4,562	$15.55	to	$33.03	$132,108	0.62%	0.00%	to	1.75%	-1.18%	to	0.87%
2013		4,953	$15.61	to	$32.84	$144,001	1.30%	0.00%	to	1.75%	33.84%	to	36.21%
2012		5,113	$11.56	to	$24.11	$110,112	0.79%	0.00%	to	1.75%	16.34%	to	18.42%
2011		5,934	$9.85	to	$20.36	$109,148	0.70%	0.00%	to	1.75%	-5.40%	to	-3.71%
2010		6,233	$10.33	to	$21.19	$119,932	0.74%	0.00%	to	1.95%	25.72%	to	28.24%
Goldman Sachs Growth Opportunities Fund - Class IR Shares
2014	08/27/2014	-	$11.28	to	$11.29	$3	(e)	1.10%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Growth Fund of America® - Class R-3
2014		794	$16.46	to	$22.93	$16,720	0.03%	0.00%	to	1.55%	7.31%	to	8.93%
2013		819	$15.26	to	$21.05	$15,914	0.03%	0.00%	to	1.55%	31.37%	to	33.40%
2012		847	$11.56	to	$15.78	$12,373	0.44%	0.00%	to	1.55%	18.35%	to	20.18%
2011		1,165	$9.71	to	$13.13	$14,365	0.34%	0.00%	to	1.55%	-6.60%	to	-5.13%
2010		1,342	$10.34	to	$13.84	$17,580	0.60%	0.00%	to	1.75%	9.96%	to	11.97%
Growth Fund of America® - Class R-4
2014		17,901	$14.21	to	$23.65	$380,060	0.33%	0.00%	to	1.50%	7.64%	to	9.61%
2013		18,546	$13.12	to	$21.64	$363,914	0.33%	0.00%	to	1.50%	31.83%	to	33.83%
2012		19,382	$9.90	to	$16.17	$287,158	0.76%	0.00%	to	1.50%	18.73%	to	20.61%
2011		21,865	$8.28	to	$13.42	$271,700	0.64%	0.00%	to	1.50%	-6.27%	to	-4.82%
2010		23,779	$8.79	to	$14.10	$313,633	0.88%	0.00%	to	1.50%	10.63%	to	12.30%
The Hartford Capital Appreciation Fund - Class R4
2014		-		$17.34		-	-		0.65%			6.64%
2013		-		$16.26		-	-		0.65%			40.78%
2012		14		$11.55		$159	0.60%		0.65%			19.44%
2011		18		$9.67		$173	1.65%		0.65%			-15.77%
2010	07/19/2010	17		$11.48		$190	(a)		0.65%			(a)
The Hartford Dividend And Growth Fund - Class R4
2014		-		$18.23		$5	-		0.65%			11.64%
2013		-		$16.33		$4	3.02%		0.65%			30.12%
2012		21		$12.55		$261	1.38%		0.65%			12.15%
2011		2		$11.19		$28	-		0.65%			0.27%
2010	06/29/2010	4		$11.16		$46	(a)		0.65%			(a)
Income Fund of America® - Class R-3
2014		134	$17.54	to	$20.77	$2,622	2.79%	0.00%	to	1.55%	6.37%	to	8.01%
2013		131	$16.49	to	$19.23	$2,392	3.02%	0.00%	to	1.55%	15.96%	to	17.76%
2012		129	$14.22	to	$16.33	$1,985	3.31%	0.00%	to	1.55%	10.00%	to	11.62%
2011		153	$13.10	to	$14.63	$2,121	3.64%	0.00%	to	1.40%	3.72%	to	5.18%
2010		147	$12.33	to	$13.91	$1,942	3.82%	0.00%	to	1.75%	9.70%	to	11.55%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ivy Science and Technology Fund - Class Y
2014	08/15/2014	3	$10.84	to	$10.85	$31	(e)	0.95%	to	1.15%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Janus Aspen Series Balanced Portfolio - Institutional Shares
2014		3	$32.95	to	$50.91	$147	2.00%	0.50%	to	1.40%	7.02%	to	7.96%
2013		3	$30.58	to	$47.51	$153	1.83%	0.50%	to	1.40%	18.46%	to	19.58%
2012		4	$25.63	to	$40.04	$174	3.08%	0.50%	to	1.40%	12.05%	to	13.05%
2011		4	$22.71	to	$35.79	$151	2.55%	0.40%	to	1.40%	0.23%	to	1.11%
2010		7	$22.50	to	$35.55	$242	2.78%	0.50%	to	1.40%	6.87%	to	7.87%
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2014		6	$32.59	to	$51.62	$282	0.33%	0.45%	to	1.50%	10.84%	to	12.00%
2013		7	$29.17	to	$46.45	$326	0.29%	0.45%	to	1.50%	30.42%	to	31.81%
2012		11	$22.19	to	$35.53	$365	-	0.45%	to	1.50%	15.58%	to	16.74%
2011		11	$19.05	to	$30.67	$322	-	0.40%	to	1.50%	-2.91%	to	-1.84%
2010		12	$19.46	to	$31.51	$363	-	0.45%	to	1.50%	24.01%	to	25.27%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2014		1	$22.03	to	$32.21	$40	2.56%	0.50%	to	1.50%	3.38%	to	4.39%
2013		1	$21.24	to	$31.08	$38	5.13%	0.50%	to	1.50%	-1.62%	to	-0.62%
2012		1	$21.52	to	$31.52	$40	1.90%	0.50%	to	1.50%	6.72%	to	7.80%
2011		2	$20.09	to	$29.46	$65	7.63%	0.50%	to	1.50%	5.15%	to	6.19%
2010		3	$18.80	to	$27.94	$66	3.13%	0.50%	to	1.50%	6.38%	to	7.47%
Janus Aspen Series Global Research Portfolio - Institutional Shares
2014		4	$16.46	to	$31.40	$102	1.52%	0.45%	to	1.50%	5.87%	to	6.98%
2013		6	$15.43	to	$29.59	$161	1.35%	0.45%	to	1.50%	26.46%	to	27.83%
2012		6	$12.10	to	$23.33	$135	0.80%	0.45%	to	1.50%	18.33%	to	19.52%
2011		6	$10.15	to	$19.68	$114	0.72%	0.40%	to	1.50%	-15.03%	to	-14.08%
2010		8	$11.85	to	$23.10	$164	0.60%	0.45%	to	1.50%	14.08%	to	15.28%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Aspen Series Janus Portfolio - Institutional Shares
2014		3	$14.52	to	$35.95	$82	-	0.50%	to	1.25%	11.61%	to	12.40%
2013		3	$12.96	to	$32.19	$78	1.35%	0.50%	to	1.25%	28.71%	to	29.67%
2012		4	$10.04	to	$24.98	$70	-	0.50%	to	1.40%	16.99%	to	18.06%
2011		4	$8.54	to	$21.31	$57	-	0.50%	to	1.40%	-6.62%	to	-5.81%
2010		5	$9.10	to	$22.41	$82	1.20%	0.50%	to	1.40%	12.89%	to	14.00%
JPMorgan Equity Income Fund - Select Class Shares
2014	08/11/2014	6	$11.00	to	$11.03	$68	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
JPMorgan Government Bond Fund - Select Class Shares
2014		42		$10.02		$426	1.50%		0.95%			4.59%
2013		25		$9.58		$242	5.56%		0.95%			-4.58%
2012	11/05/2012	1		$10.04		$10	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Lazard Emerging Markets Equity Portfolio - Open Shares
2014		-		$11.72		-	(f)		0.70%			(f)
2013	09/25/2013	-		$12.30		-	(d)		0.80%			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2014		322	$12.32	to	$14.54	$4,184	0.22%	0.00%	to	1.50%	12.20%	to	13.95%
2013		339	$10.98	to	$12.76	$3,922	0.29%	0.00%	to	1.50%	30.71%	to	32.57%
2012		571	$8.40	to	$9.63	$5,049	0.07%	0.00%	to	1.50%	3.83%	to	5.48%
2011		452	$8.09	to	$9.13	$3,793	0.03%	0.00%	to	1.50%	-7.22%	to	-5.86%
2010		287	$8.72	to	$9.70	$2,566	0.86%	0.00%	to	1.50%	21.28%	to	23.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ClearBridge Aggressive Growth Fund - Class I
2014	08/15/2014	9	$11.02	to	$11.10	$96	(e)	0.10%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
LKCM Aquinas Growth Fund
2014		25		$13.87		$348	-		0.90%			0.36%
2013		30		$13.82		$411	-		0.90%			25.64%
2012		31		$11.00		$337	-		0.90%			9.45%
2011		29		$10.05		$291	-		0.90%			0.60%
2010		28	$9.99	to	$11.93	$316	-	0.90%	to	1.05%	15.32%	to	15.49%
Loomis Sayles Small Cap Value Fund - Retail Class
2014		813	$16.98	to	$18.76	$14,315	0.27%	0.00%	to	1.50%	3.47%	to	5.04%
2013		921	$16.41	to	$17.86	$15,591	0.02%	0.00%	to	1.50%	33.52%	to	35.61%
2012		838	$12.29	to	$13.17	$10,558	0.87%	0.00%	to	1.50%	14.33%	to	16.04%
2011		668	$10.75	to	$11.35	$7,314	-	0.00%	to	1.50%	-3.24%	to	-1.82%
2010		413	$11.11	to	$11.56	$4,646	0.50%	0.00%	to	1.50%	22.90%	to	24.70%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2014	05/19/2014	37	$9.99	to	$10.01	$373	(e)	0.95%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Loomis Sayles Value Fund - Class Y
2014	09/29/2014	-		$10.81		-	(e)		0.95%			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Developing Growth Fund - Class A
2014		11	$23.92	to	$25.56	$274	-	0.20%	to	1.55%	1.97%	to	3.06%
2013		11	$23.49	to	$24.80	$259	-	0.20%	to	1.60%	54.74%	to	56.86%
2012		6	$15.18	to	$15.81	$93	-	0.20%	to	1.60%	8.85%	to	9.75%
2011		5	$13.96	to	$14.26	$77	-	0.55%	to	1.65%		-2.55%
2010	07/30/2010	1	$14.51	to	$14.57	$19	(a)	0.60%	to	1.05%		(a)
Lord Abbett Core Fixed Income Fund - Class A
2014		110	$11.05	to	$11.44	$1,258	0.15%	0.70%	to	1.45%	4.64%	to	5.03%
2013		4	$10.56	to	$10.78	$46	1.90%	0.90%	to	1.45%	-3.74%	to	-3.14%
2012		5	$10.97	to	$11.13	$59	1.80%	0.90%	to	1.45%	4.28%	to	4.90%
2011		5	$10.52	to	$10.61	$51	3.64%	0.90%	to	1.45%		3.93%
2010	8/6/2010	-		$10.17		$4	(a)		1.15%			(a)
Lord Abbett Mid Cap Stock Fund - Class A
2014		53	$19.01	to	$24.26	$1,155	0.46%	0.35%	to	1.65%	10.21%	to	11.22%
2013		50	$17.14	to	$21.96	$997	0.41%	0.35%	to	1.75%	28.44%	to	29.60%
2012		63	$13.75	to	$17.02	$960	0.52%	0.55%	to	1.45%	12.89%	to	13.91%
2011		102	$11.90	to	$15.01	$1,343	0.14%	0.55%	to	1.75%	-5.63%	to	-4.54%
2010		106	$12.61	to	$15.79	$1,451	0.40%	0.60%	to	1.75%	23.39%	to	24.77%
Lord Abbett Small Cap Value Fund - Class A
2014		47	$24.45	to	$27.41	$1,254	-	0.55%	to	1.60%	0.29%	to	1.33%
2013		55	$24.38	to	$27.05	$1,450	-	0.55%	to	1.60%	31.57%	to	32.92%
2012		60	$18.53	to	$20.35	$1,186	0.69%	0.55%	to	1.60%	8.81%	to	10.00%
2011		63	$17.03	to	$18.50	$1,138	-	0.55%	to	1.60%	-6.12%	to	-5.20%
2010		92	$18.14	to	$19.44	$1,751	-	0.60%	to	1.60%	24.25%	to	25.50%
Lord Abbett Fundamental Equity Fund - Class A
2014		14	$17.79	to	$19.05	$265	0.76%	0.20%	to	1.60%	5.27%	to	6.72%
2013		15	$16.90	to	$17.85	$264	0.47%	0.20%	to	1.60%	34.45%	to	36.36%
2012		12	$12.57	to	$13.09	$158	0.99%	0.20%	to	1.60%	9.52%	to	10.46%
2011	03/16/2011	4	$11.52	to	$11.85	$45	(b)	0.20%	to	1.65%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2014		4,665	$13.77	to	$26.55	$104,586	0.43%	0.00%	to	1.50%	9.87%	to	11.50%
2013		5,161	$12.46	to	$24.10	$104,684	0.40%	0.00%	to	1.50%	28.34%	to	30.40%
2012		6,044	$9.65	to	$18.71	$95,534	0.67%	0.00%	to	1.50%	12.88%	to	14.55%
2011		6,523	$8.50	to	$16.51	$90,948	0.21%	0.00%	to	1.50%	-5.45%	to	-4.07%
2010		6,716	$8.93	to	$17.37	$98,339	0.38%	0.00%	to	1.50%	23.52%	to	25.52%
MainStay Large Cap Growth Fund - Class R3
2014		-		$20.77		$2	-		-			9.89%
2013		34		$18.90		$637	-		-			35.97%
2012	02/15/2012	31		$13.90		$424	(c)		-			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Massachusetts Investors Growth Stock Fund - Class A
2014		34	$19.89	to	$22.42	$722	0.58%	0.25%	to	1.35%	10.25%	to	11.21%
2013		34	$17.90	to	$20.16	$660	0.44%	0.25%	to	1.45%	28.52%	to	29.37%
2012		49	$13.52	to	$15.05	$718	1.05%	0.60%	to	1.80%	15.41%	to	16.22%
2011		33	$12.20	to	$12.95	$428	0.50%	0.60%	to	1.35%	0.16%	to	0.55%
2010		29	$12.33	to	$12.81	$371	0.60%	0.65%	to	1.20%	12.81%	to	13.46%
Metropolitan West Total Return Bond Fund - Class M Shares
2014		1,039	$10.11	to	$10.32	$10,611	1.90%	0.25%	to	1.50%	4.53%	to	5.53%
2013	05/15/2013	358	$9.71	to	$9.77	$3,490	(d)	0.30%	to	1.25%		(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
MFS® New Discovery Fund - Class R3
2014	08/13/2014	-	$10.55	to	$10.57	$1	(e)	0.95%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
MFS® International Value Fund - Class R3
2014	08/15/2014	1	$9.77	to	$9.78	$13	(e)	0.95%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Neuberger Berman Genesis Fund - Trust Class
2014		27	$17.09	to	$18.14	$473	-	0.35%	to	1.70%	-1.23%	to	-0.66%
2013		11	$17.41	to	$18.26	$198	0.68%	0.35%	to	1.75%	34.54%	to	36.37%
2012		7	$12.94	to	$13.39	$95	-	0.35%	to	1.75%		8.44%
2011	03/08/2011	5	$11.99	to	$12.15	$66	(b)	0.85%	to	1.80%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Neuberger Berman Socially Responsive Fund - Trust Class
2014		786	$15.12	to	$18.09	$13,345	0.92%	0.00%	to	1.90%	8.18%	to	10.29%
2013		930	$13.84	to	$16.45	$14,445	1.19%	0.00%	to	1.90%	35.35%	to	37.90%
2012		779	$10.12	to	$11.95	$8,855	0.80%	0.00%	to	1.90%	8.70%	to	10.88%
2011		1,002	$9.22	to	$10.81	$10,377	0.73%	0.00%	to	1.90%	-4.81%	to	-3.07%
2010		660	$9.77	to	$11.18	$7,130	0.20%	0.00%	to	1.90%	20.44%	to	22.19%
New Perspective Fund® - Class R-3
2014		94	$20.24	to	$23.58	$2,112	0.22%	0.00%	to	1.40%	1.40%	to	2.83%
2013		110	$19.96	to	$22.93	$2,417	0.53%	0.00%	to	1.40%	24.67%	to	26.41%
2012		122	$15.94	to	$18.14	$2,123	0.61%	0.00%	to	1.45%	18.68%	to	20.37%
2011		236	$13.33	to	$15.07	$3,477	0.67%	0.00%	to	1.55%	-9.32%	to	-7.89%
2010		266	$14.70	to	$16.36	$4,250	0.76%	0.00%	to	1.55%	10.61%	to	12.36%
New Perspective Fund® - Class R-4
2014		5,427	$13.13	to	$24.79	$121,851	0.59%	0.00%	to	1.50%	1.68%	to	3.20%
2013		5,241	$12.84	to	$24.03	$114,954	0.86%	0.00%	to	1.50%	24.88%	to	26.81%
2012		5,050	$10.22	to	$18.95	$88,013	1.22%	0.00%	to	1.50%	18.94%	to	20.87%
2011		4,619	$8.77	to	$15.69	$67,062	1.04%	0.00%	to	1.50%	-8.98%	to	-7.65%
2010		4,588	$9.50	to	$16.99	$72,675	1.13%	0.00%	to	1.50%	11.05%	to	12.74%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Funds New World Fund® - Class R-4
2014	08/13/2014	3	$9.46	to	$9.53	$27	(e)	0.10%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Nuveen Global Infrastructure Fund - Class I
2014	05/15/2014	115	$10.45	to	$10.46	$1,197	(e)	1.00%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Nuveen U.S. Infrastructure Income Fund - Class I
2014	06/23/2014	10	$20.68	to	$20.75	$204	(e)	0.70%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Oppenheimer Capital Appreciation Fund - Class A
2014		6	$16.51	to	$17.35	$104	-	0.75%	to	1.20%	13.63%	to	14.22%
2013		7	$14.53	to	$15.42	$106	-	0.60%	to	1.20%	27.79%	to	28.50%
2012		44	$11.27	to	$12.00	$520	0.65%	0.60%	to	1.30%	12.14%	to	12.99%
2011		39	$10.05	to	$10.62	$400	0.23%	0.60%	to	1.30%	-2.80%	to	-2.12%
2010		43	$10.23	to	$10.85	$456	-	0.60%	to	1.45%	7.57%	to	8.50%
Oppenheimer Developing Markets Fund - Class A
2014		3,823	$11.43	to	$88.14	$249,694	0.27%	0.00%	to	1.75%	-6.45%	to	-4.51%
2013		4,033	$12.12	to	$92.59	$280,181	0.10%	0.00%	to	1.75%	6.49%	to	8.38%
2012		4,295	$11.29	to	$85.45	$275,812	0.41%	0.00%	to	1.75%	18.73%	to	20.87%
2011		4,737	$9.42	to	$70.71	$259,497	1.67%	0.00%	to	1.75%	-19.52%	to	-18.09%
2010		4,842	$11.61	to	$86.33	$325,715	0.15%	0.00%	to	1.95%	24.54%	to	26.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Developing Markets Fund - Class Y
2014		3,459	$10.98	to	$11.31	$38,711	0.62%	0.00%	to	1.25%	-5.01%	to	-4.56%
2013		3,321	$11.78	to	$11.85	$39,124	0.46%	0.00%	to	0.45%	8.17%	to	8.62%
2012	09/04/2012	3,248	$10.89	to	$10.91	$35,375	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Oppenheimer Gold & Special Minerals Fund - Class A
2014		4	$4.82	to	$5.20	$21	-	0.20%	to	1.75%	-16.75%	to	-15.58%
2013		3	$5.79	to	$6.16	$15	-	0.20%	to	1.75%	-48.60%	to	-47.88%
2012		1	$11.40	to	$11.82	$16	(f)	0.20%	to	1.45%		(f)
2011		1	$12.79	to	$12.89	$7	(f)	0.80%	to	1.20%		(f)
2010	07/26/2010	2		$17.52		$38	(a)		0.60%			(a)
Oppenheimer International Bond Fund - Class A
2014		5	$10.68	to	$11.13	$57	4.04%	0.70%	to	1.55%	-1.01%	to	-0.36%
2013		13	$10.79	to	$11.17	$141	3.72%	0.70%	to	1.60%	-5.57%	to	-4.86%
2012		11	$11.49	to	$11.74	$128	3.82%	0.70%	to	1.45%	9.22%	to	9.87%
2011		13	$10.50	to	$10.65	$134	6.49%	0.80%	to	1.55%	-1.77%	to	-1.12%
2010	07/14/2010	5	$10.71	to	$10.76	$52	(a)	0.85%	to	1.45%		(a)
Oppenheimer International Growth Fund - Class Y
2014	07/15/2014	1	$9.09	to	$9.11	$10	(e)	0.95%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Oppenheimer International Small Company Fund - Class Y
2014	08/01/2014	1	$9.75	to	$9.77	$12	(e)	0.95%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Discovery Mid Cap Growth Fund/VA
2014		2	$7.23	to	$14.61	$15	-	1.25%	to	1.50%	4.33%	to	4.43%
2013		4	$6.93	to	$13.99	$46	-	1.25%	to	1.50%	33.78%	to	34.26%
2012		5	$5.18	to	$10.42	$41	-	1.25%	to	1.50%	14.86%	to	15.01%
2011		2	$4.51	to	$9.06	$11	-	1.25%	to	1.50%	-0.44%	to	-0.11%
2010		3	$4.53	to	$9.07	$15	-	1.25%	to	1.50%	25.48%	to	25.80%
Oppenheimer Global Fund/VA
2014		7	$19.05	to	$36.29	$222	1.24%	0.50%	to	1.80%	0.47%	to	1.77%
2013		8	$18.96	to	$35.66	$261	1.23%	0.50%	to	1.80%	25.07%	to	26.68%
2012		9	$15.16	to	$28.15	$226	2.31%	0.50%	to	1.80%	19.09%	to	20.66%
2011		10	$12.73	to	$23.58	$207	1.23%	0.40%	to	1.80%	-9.97%	to	-8.76%
2010		12	$14.14	to	$25.57	$281	1.44%	0.50%	to	1.80%	13.94%	to	15.39%
Oppenheimer Global Strategic Income Fund/VA
2014		4	$20.62	to	$22.99	$98	4.06%	0.60%	to	1.25%	1.58%	to	2.22%
2013		5	$20.30	to	$22.49	$99	4.81%	0.60%	to	1.25%	-1.36%	to	-0.75%
2012		5	$20.58	to	$22.66	$109	5.58%	0.60%	to	1.25%	12.09%	to	12.85%
2011		5	$18.36	to	$20.08	$106	3.67%	0.60%	to	1.25%	-0.38%	to	0.25%
2010		6	$18.43	to	$20.15	$112	8.33%	0.55%	to	1.25%	13.56%	to	14.33%
Oppenheimer Main Street Fund®/VA
2014		5	$13.89	to	$15.92	$74	1.32%	1.25%	to	1.50%	9.03%	to	9.34%
2013		6	$12.74	to	$14.56	$77	1.39%	1.25%	to	1.50%	29.87%	to	30.12%
2012		7	$9.81	to	$11.19	$67	1.52%	1.25%	to	1.50%	15.14%	to	15.48%
2011		8	$8.52	to	$9.69	$65	1.44%	1.25%	to	1.50%	-1.50%	to	-1.32%
2010		8	$8.65	to	$9.82	$74	1.37%	1.25%	to	1.50%	14.27%	to	14.72%
Oppenheimer Main Street Small Cap Fund®/VA
2014		1,288	$17.15	to	$26.68	$28,354	0.86%	0.00%	to	1.50%	10.25%	to	12.00%
2013		1,167	$15.46	to	$24.07	$23,499	0.83%	0.00%	to	1.50%	38.93%	to	40.98%
2012		718	$11.06	to	$17.24	$10,845	0.60%	0.00%	to	1.50%	16.23%	to	18.00%
2011		711	$9.46	to	$14.76	$9,234	0.64%	0.00%	to	1.50%	-3.62%	to	-2.21%
2010		763	$9.76	to	$15.25	$10,224	0.59%	0.00%	to	1.50%	21.54%	to	23.33%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Parnassus Small Cap FundSM
2014	12/08/2014	-		$12.46		-	(e)		1.00%			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Parnassus Core Equity FundSM - Investor Shares
2014		1,120	$15.11	to	$25.22	$17,371	1.75%	0.10%	to	1.35%	12.94%	to	14.18%
2013		547	$13.33	to	$22.01	$7,389	1.50%	0.15%	to	1.35%	32.23%	to	32.77%
2012		59	$10.04	to	$16.12	$622	3.31%	0.95%	to	1.35%	13.97%	to	14.33%
2011	09/28/2011	3		$14.03		$42	(b)		1.25%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Pax World Balanced Fund - Individual Investor Class
2014		2,813	$12.20	to	$18.40	$44,918	0.87%	0.00%	to	1.50%	6.38%	to	7.98%
2013		3,309	$11.40	to	$17.04	$49,414	0.81%	0.00%	to	1.50%	14.64%	to	16.39%
2012		3,574	$9.88	to	$14.64	$46,306	1.59%	0.00%	to	1.50%	9.65%	to	11.29%
2011		4,035	$8.96	to	$13.16	$47,486	1.30%	0.00%	to	1.60%	-3.31%	to	-1.79%
2010		4,354	$9.21	to	$13.40	$52,720	1.48%	0.00%	to	1.65%	10.10%	to	11.85%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2014	06/30/2014	2	$7.36	to	$7.38	$14	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
PIMCO Real Return Portfolio - Administrative Class
2014		8,463	$9.80	to	$16.72	$127,404	1.43%	0.00%	to	1.60%	1.43%	to	3.11%
2013		10,069	$12.89	to	$16.22	$148,758	1.37%	0.00%	to	1.65%	-10.68%	to	-9.22%
2012		16,021	$14.33	to	$17.87	$260,067	1.05%	0.00%	to	1.65%	7.10%	to	8.78%
2011		13,442	$13.30	to	$16.43	$201,912	5.14%	0.00%	to	1.60%	9.90%	to	11.69%
2010		11,633	$12.01	to	$14.71	$158,235	1.44%	0.00%	to	1.65%	6.40%	to	8.25%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer Equity Income Fund - Class Y Shares
2014		592		$14.25		$8,438	2.94%		0.95%			12.12%
2013		358		$12.71		$4,551	2.90%		0.95%			28.00%
2012	09/17/2012	111		$9.93		$1,099	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Pioneer High Yield Fund - Class A Shares
2014		112	$16.01	to	$18.96	$2,023	4.31%	0.20%	to	1.75%	-1.90%	to	-0.37%
2013		108	$16.32	to	$19.03	$1,966	4.83%	0.20%	to	1.75%	10.34%	to	12.07%
2012		133	$14.79	to	$16.98	$2,178	4.74%	0.20%	to	1.75%	12.99%	to	14.73%
2011		303	$13.09	to	$14.80	$4,359	5.30%	0.20%	to	1.75%	-3.47%	to	-1.92%
2010		338	$13.37	to	$15.09	$4,956	5.25%	0.20%	to	1.95%	15.26%	to	17.34%
Pioneer Strategic Income Fund - Class A Shares
2014		105	$12.15	to	$13.10	$1,354	3.84%	0.20%	to	1.75%	3.17%	to	4.38%
2013		110	$11.89	to	$12.55	$1,357	4.17%	0.20%	to	1.60%	-0.08%	to	1.29%
2012		124	$11.90	to	$12.39	$1,519	3.51%	0.20%	to	1.60%	10.11%	to	11.02%
2011	05/09/2011	22	$10.98	to	$11.16	$248	(b)	0.20%	to	1.05%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Pioneer Emerging Markets VCT Portfolio - Class I
2014		1,392	$5.82	to	$7.98	$10,371	0.74%	0.00%	to	1.60%	-13.99%	to	-12.31%
2013		1,506	$6.71	to	$9.13	$12,937	1.12%	0.00%	to	1.60%	-3.52%	to	-1.93%
2012		1,799	$6.91	to	$9.31	$15,901	0.52%	0.00%	to	1.60%	10.18%	to	12.03%
2011		2,217	$6.23	to	$8.32	$17,672	0.28%	0.00%	to	1.60%	-24.59%	to	-23.35%
2010		2,736	$8.20	to	$10.86	$28,736	0.46%	0.00%	to	1.65%	14.02%	to	16.03%
Pioneer Equity Income VCT Portfolio - Class I
2014	10/06/2014	-		$21.36		$9	(e)		1.05%			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I Shares
2014		1,311	$14.58	to	$19.47	$23,270	4.92%	0.00%	to	1.50%	-1.41%	to	0.07%
2013		1,731	$14.70	to	$19.47	$30,910	5.41%	0.00%	to	1.50%	10.38%	to	12.02%
2012		1,725	$13.24	to	$17.39	$27,738	9.42%	0.00%	to	1.50%	14.34%	to	16.06%
2011		1,673	$11.51	to	$14.89	$23,415	5.53%	0.00%	to	1.50%	-3.16%	to	-1.66%
2010		1,601	$11.81	to	$15.12	$22,990	5.40%	0.00%	to	1.50%	16.30%	to	18.06%
Prudential Jennison Utility Fund - Class Z
2014	08/14/2014	2	$9.91	to	$10.70	$23	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Columbia Diversified Equity Income Fund - Class K Shares
2014		789	$13.30	to	$14.70	$10,975	1.26%	0.00%	to	1.50%	10.10%	to	11.79%
2013		759	$12.08	to	$13.15	$9,524	1.54%	0.00%	to	1.50%	28.78%	to	30.85%
2012		742	$9.38	to	$10.05	$7,180	2.27%	0.00%	to	1.50%	13.29%	to	14.99%
2011		691	$8.28	to	$8.74	$5,863	1.73%	0.00%	to	1.50%	-6.44%	to	-5.10%
2010		592	$8.85	to	$9.21	$5,329	1.33%	0.00%	to	1.50%	14.49%	to	16.29%
Columbia Diversified Equity Income Fund - Class R4 Shares
2014		8	$13.99	to	$14.46	$114	(f)	0.10%	to	0.60%		(f)
2013		10	$12.65	to	$12.91	$122	1.90%	0.15%	to	0.50%		30.93%
2012		9	$9.56	to	$9.86	$88	2.56%	0.15%	to	0.80%	13.81%	to	14.65%
2011		8	$8.40	to	$8.60	$68	0.88%	0.15%	to	0.80%	-6.25%	to	-5.70%
2010		18	$8.96	to	$9.12	$160	1.02%	0.15%	to	0.80%	15.13%	to	15.17%
Royce Total Return Fund - K Class
2014		-		$17.99		$2	-		1.40%			-0.39%
2013		-		$18.06		$2	-		1.40%			30.40%
2012		-		$13.85		$1	(f)		1.40%			(f)
2011	11/30/2011	-		$12.31		-	(b)		1.30%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
SMALLCAP World Fund® - Class R-4
2014		872	$13.14	to	$14.52	$11,841	-	0.00%	to	1.50%	0.31%	to	1.82%
2013		902	$13.10	to	$14.26	$12,144	-	0.00%	to	1.50%	27.43%	to	29.40%
2012		755	$10.28	to	$11.02	$7,942	1.55%	0.00%	to	1.50%	20.23%	to	22.04%
2011		764	$8.55	to	$9.03	$6,672	0.38%	0.00%	to	1.50%	-15.60%	to	-14.33%
2010		681	$10.13	to	$10.54	$6,996	1.98%	0.00%	to	1.50%	23.09%	to	24.88%
T. Rowe Price Mid-Cap Value Fund - R Class
2014		41	$24.23	to	$26.87	$1,035	0.41%	0.00%	to	0.95%	9.05%	to	10.03%
2013		40	$21.36	to	$24.42	$928	0.23%	0.00%	to	1.35%	29.49%	to	30.42%
2012		44	$16.61	to	$18.49	$777	0.86%	0.10%	to	1.30%	17.39%	to	18.91%
2011		42	$14.15	to	$15.55	$625	0.42%	0.10%	to	1.30%	-6.48%	to	-5.41%
2010		51	$15.13	to	$16.44	$803	1.11%	0.10%	to	1.30%	14.36%	to	15.77%
T. Rowe Price Value Fund - Advisor Class
2014		18		$18.33		$330	0.98%		1.00%			12.04%
2013		17		$16.36		$285	1.17%		1.00%			35.54%
2012		19		$12.07		$226	1.50%		1.00%			17.99%
2011		17		$10.23		$173	1.19%		1.00%			-3.13%
2010		15		$10.56		$163	2.21%		1.00%			14.66%
Templeton Foreign Fund - Class A
2014		94	$10.72	to	$18.05	$1,602	2.69%	0.20%	to	1.65%	-12.24%	to	-11.23%
2013		94	$12.19	to	$19.97	$1,820	1.60%	0.35%	to	1.75%	25.07%	to	26.71%
2012		77	$9.79	to	$15.76	$1,174	2.21%	0.35%	to	1.65%	16.61%	to	18.14%
2011		84	$11.94	to	$13.34	$1,088	2.74%	0.35%	to	1.75%	-14.22%	to	-13.04%
2010		74	$13.92	to	$15.34	$1,103	1.69%	0.35%	to	1.75%	6.58%	to	7.92%
Templeton Global Bond Fund - Advisor Class
2014		3,491	$10.91	to	$11.03	$38,088	6.75%	0.00%	to	0.45%	1.39%	to	1.85%
2013		3,706	$10.76	to	$10.83	$39,880	4.38%	0.00%	to	0.45%	1.89%	to	2.46%
2012	09/04/2012	3,507	$10.56	to	$10.57	$37,035	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2014		7,637	$10.79	to	$36.44	$180,054	6.35%	0.00%	to	1.50%	0.09%	to	1.52%
2013		8,567	$10.78	to	$35.87	$200,725	4.05%	0.00%	to	1.50%	0.69%	to	2.24%
2012		8,916	$10.72	to	$35.09	$204,498	5.98%	0.00%	to	1.50%	14.03%	to	15.85%
2011		9,995	$9.37	to	$30.30	$209,387	6.17%	0.95%	to	1.50%	-3.81%	to	-2.38%
2010		9,629	$13.96	to	$31.04	$207,794	5.51%	0.00%	to	1.50%	10.99%	to	12.71%
Third Avenue Real Estate Value Fund - Institutional Class
2014	08/27/2014	-	$10.49	to	$10.50	$4	(e)	0.95%	to	1.15%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Thornburg International Value Fund - Class R4
2014		4	$12.35	to	$12.69	$45	-	0.60%	to	1.15%		-6.42%
2013		3	$13.17	to	$13.56	$46	-	0.60%	to	1.35%		13.73%
2012		3	$11.58	to	$11.73	$34	(f)	0.90%	to	1.35%		(f)
2011	01/10/2011	5	$10.28	to	$10.31	$55	(b)	0.60%	to	0.75%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
USAA Precious Metals and Minerals Fund - Adviser Shares
2014		2,743	$3.26	to	$3.44	$9,095	1.41%	0.00%	to	1.50%	-9.70%	to	-8.51%
2013		1,843	$3.61	to	$3.76	$6,749	-	0.00%	to	1.50%	-52.19%	to	-51.42%
2012		1,062	$7.55	to	$7.74	$8,081	-	0.00%	to	1.50%	-13.42%	to	-12.05%
2011	05/11/2011	552	$8.71	to	$8.80	$4,823	(b)	0.00%	to	1.50%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Diversified Value Portfolio
2014		5	$19.03	to	$21.29	$116	1.79%	0.95%	to	2.00%	7.64%	to	8.79%
2013		5	$17.68	to	$19.57	$107	2.06%	0.95%	to	2.00%	26.83%	to	28.16%
2012		6	$13.94	to	$15.27	$87	2.37%	0.95%	to	2.00%	14.17%	to	15.42%
2011		6	$12.21	to	$13.23	$82	2.38%	0.95%	to	2.00%	1.92%	to	2.96%
2010		7	$11.98	to	$12.85	$86	2.35%	0.95%	to	2.00%	7.16%	to	8.26%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Equity Income Portfolio
2014		11	$20.13	to	$22.40	$249	2.43%	1.00%	to	2.00%	9.16%	to	10.29%
2013		12	$18.44	to	$20.31	$245	3.47%	1.00%	to	2.00%	27.52%	to	28.37%
2012		29	$14.46	to	$15.64	$446	2.51%	1.10%	to	2.00%	11.15%	to	12.20%
2011		25	$13.01	to	$14.00	$351	2.45%	1.05%	to	2.00%	8.06%	to	9.08%
2010		24	$12.04	to	$12.78	$303	2.65%	1.10%	to	2.00%	12.42%	to	13.40%
Small Company Growth Portfolio
2014		1	$21.65	to	$24.22	$24	-	0.95%	to	2.00%	1.36%	to	2.41%
2013		1	$21.36	to	$23.65	$23	-	0.95%	to	2.00%	43.64%	to	45.18%
2012		2	$14.87	to	$16.29	$25	-	0.95%	to	2.00%	12.40%	to	13.60%
2011		6	$13.23	to	$14.34	$92	-	0.95%	to	2.00%	-0.68%	to	0.35%
2010		8	$13.32	to	$14.29	$110	-	0.95%	to	2.00%	29.19%	to	30.62%
Victory Integrity Small-Cap Value Fund - Class Y Shares
2014	08/22/2014	1	$10.75	to	$10.81	$6	(e)	0.10%	to	0.95%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Victory Small Company Opportunity Fund - Class R
2014		1	$19.05	to	$19.38	$25	-	0.80%	to	1.15%	4.96%	to	5.33%
2013		1	$18.08	to	$18.40	$20	-	0.80%	to	1.25%	30.92%	to	31.05%
2012		1	$13.81	to	$14.07	$13	-	0.60%	to	1.25%		11.23%
2011	02/08/2011	-		$12.65		$1	(b)		0.60%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Balanced Portfolio - Class I
2014		9,743	$12.82	to	$51.49	$299,629	1.64%	0.00%	to	1.95%	4.09%	to	6.20%
2013		10,790	$12.18	to	$48.94	$317,105	2.18%	0.00%	to	1.95%	14.46%	to	16.71%
2012		12,021	$10.53	to	$42.33	$305,260	3.11%	0.00%	to	1.95%	11.45%	to	13.65%
2011		13,209	$9.35	to	$37.60	$299,261	2.79%	0.00%	to	1.95%	-3.28%	to	-1.33%
2010		14,952	$9.56	to	$38.46	$347,585	2.78%	0.00%	to	1.95%	11.89%	to	14.19%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth Opportunities Fund - Class A
2014		5	$19.56	to	$19.88	$100	-	1.00%	to	1.15%		11.58%
2013		6		$17.53		$107	-		1.15%			26.94%
2012	12/24/2012	5		$13.81		$63	(c)		1.15%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Voya Large Cap Value Fund - Class A
2014		-		$13.27		$7	-		0.50%			9.04%
2013	07/12/2013	-		$12.17		$6	(d)		0.50%			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Voya Real Estate Fund - Class A
2014		73	$24.66	to	$29.20	$2,025	2.34%	0.00%	to	1.55%	28.17%	to	30.12%
2013		89	$19.24	to	$22.44	$1,908	2.18%	0.00%	to	1.55%	0.21%	to	1.77%
2012		92	$19.20	to	$22.05	$1,954	2.17%	0.00%	to	1.55%	13.80%	to	15.32%
2011		114	$17.05	to	$19.12	$2,098	1.97%	0.00%	to	1.45%	7.85%	to	9.32%
2010		117	$15.50	to	$17.49	$1,971	2.35%	0.00%	to	1.75%	25.63%	to	27.39%
Voya GNMA Income Fund - Class A
2014		257	$10.94	to	$17.64	$3,484	3.42%	0.00%	to	1.55%	3.27%	to	4.95%
2013		294	$10.58	to	$16.86	$3,821	3.38%	0.00%	to	1.55%	-3.32%	to	-1.84%
2012		338	$10.94	to	$17.22	$4,456	3.62%	0.00%	to	1.55%	1.30%	to	2.90%
2011		355	$10.80	to	$16.78	$4,837	3.86%	0.00%	to	1.55%	5.73%	to	7.40%
2010		367	$10.20	to	$15.66	$4,750	3.74%	0.00%	to	1.55%	4.56%	to	6.24%
Voya Intermediate Bond Fund - Class A
2014		118	$13.58	to	$16.08	$1,774	2.70%	0.00%	to	1.55%	4.86%	to	6.49%
2013		141	$12.95	to	$15.10	$2,006	2.89%	0.00%	to	1.55%	-2.26%	to	-0.72%
2012		225	$13.25	to	$15.21	$3,250	4.51%	0.00%	to	1.55%	7.20%	to	8.80%
2011		251	$12.36	to	$13.98	$3,356	4.24%	0.00%	to	1.55%	6.00%	to	7.79%
2010		326	$11.66	to	$12.97	$4,053	5.17%	0.00%	to	1.55%	8.06%	to	9.64%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Intermediate Bond Portfolio - Class I
2014		13,747	$13.45	to	$107.70	$351,128	3.27%	0.00%	to	1.95%	4.57%	to	6.63%
2013		14,430	$12.72	to	$102.02	$348,194	3.16%	0.00%	to	1.95%	-2.05%	to	0.14%
2012		16,602	$12.85	to	$103.21	$408,463	4.58%	0.00%	to	1.95%	7.24%	to	9.37%
2011		17,019	$11.86	to	$95.33	$386,933	4.47%	0.00%	to	1.95%	5.49%	to	7.59%
2010		17,564	$11.13	to	$89.57	$383,698	5.05%	0.00%	to	1.95%	7.67%	to	9.98%
Voya Intermediate Bond Portfolio - Class S
2014		69		$14.28		$981	3.04%		0.35%			6.17%
2013		74		$13.45		$993	2.92%		0.35%			-0.74%
2012		89		$13.55		$1,202	4.71%		0.35%			8.66%
2011		74		$12.47		$922	5.44%		0.35%			6.95%
2010		44		$11.66		$511	5.81%		0.35%			9.07%
Voya Global Perspectives Portfolio - Class I
2014	05/12/2014	91	$10.13	to	$10.21	$922	(e)	0.25%	to	1.50%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Voya Global Resources Portfolio - Institutional Class
2014		2		$12.40		$25	(f)		0.05%			(f)
2013		2		$13.82		$28	-		0.20%			13.65%
2012		2		$12.16		$26	-		0.20%			-2.80%
2011		2		$12.51		$30	-		0.20%			-9.08%
2010		2		$13.76		$33	-		0.20%			21.66%
Voya Global Resources Portfolio - Service Class
2014		7,446	$8.43	to	$13.13	$82,002	1.13%	0.00%	to	1.50%	-13.10%	to	-11.77%
2013		7,743	$9.64	to	$14.93	$97,667	0.94%	0.00%	to	1.50%	11.89%	to	13.63%
2012		9,081	$8.56	to	$13.18	$101,734	0.79%	0.00%	to	1.50%	-4.24%	to	-2.84%
2011		10,492	$8.89	to	$13.59	$122,291	0.60%	0.00%	to	1.50%	-10.51%	to	-9.13%
2010		10,301	$9.88	to	$15.01	$133,413	0.85%	0.00%	to	1.50%	19.77%	to	21.64%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya High Yield Portfolio - Adviser Class
2014		4		$11.83		$44	6.67%		0.35%			0.51%
2013		4		$11.77		$46	6.19%		0.35%			4.81%
2012		5		$11.23		$51	5.00%		0.35%			13.32%
2011	07/18/2011	3		$9.91		$29	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya High Yield Portfolio - Institutional Class
2014		2,381	$11.11	to	$17.32	$31,277	6.41%	0.00%	to	1.20%	0.23%	to	1.45%
2013		2,397	$11.00	to	$17.24	$31,115	6.14%	0.00%	to	1.20%	4.64%	to	5.83%
2012		2,180	$10.44	to	$16.43	$28,658	5.51%	0.00%	to	1.10%	13.20%	to	13.31%
2011		697	$14.47	to	$14.50	$10,100	7.87%	0.95%	to	1.00%	3.65%	to	3.72%
2010		491	$13.96	to	$13.98	$6,858	7.29%	0.95%	to	1.00%	13.40%	to	13.47%
Voya High Yield Portfolio - Service Class
2014		1,361	$15.82	to	$19.86	$24,624	6.21%	0.00%	to	1.50%	-0.35%	to	1.21%
2013		1,517	$15.78	to	$19.70	$27,339	5.94%	0.00%	to	1.50%	4.07%	to	5.63%
2012		1,792	$15.08	to	$18.65	$30,849	6.94%	0.00%	to	1.50%	12.30%	to	14.08%
2011		1,538	$13.34	to	$16.36	$23,607	7.03%	0.00%	to	1.50%	2.85%	to	4.47%
2010		1,397	$12.89	to	$15.66	$20,723	7.21%	0.00%	to	1.50%	12.60%	to	14.27%
Voya Large Cap Growth Portfolio - Adviser Class
2014		12		$17.69		$210	-		0.35%			12.60%
2013		12		$15.71		$187	0.58%		0.35%			29.83%
2012		13		$12.10		$155	0.75%		0.35%			17.13%
2011	01/21/2011	11		$10.33		$113	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Large Cap Growth Portfolio - Institutional Class
2014		24,580	$17.24	to	$23.99	$434,528	0.38%	0.00%	to	1.50%	11.88%	to	13.62%
2013		16,193	$15.41	to	$21.32	$254,592	0.54%	0.00%	to	1.50%	29.01%	to	31.09%
2012		15,966	$11.94	to	$16.43	$193,340	0.58%	0.00%	to	1.50%	16.26%	to	18.10%
2011	01/21/2011	12,873	$10.27	to	$14.05	$133,022	(b)	0.00%	to	1.50%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Service Class
2014		286	$11.31	to	$27.27	$5,413	0.24%	0.00%	to	1.35%	11.79%	to	13.35%
2013		110	$15.63	to	$24.06	$1,972	0.52%	0.00%	to	1.40%	28.82%	to	30.64%
2012		25	$12.06	to	$13.93	$338	0.33%	0.00%	to	1.40%	16.14%	to	17.87%
2011		25	$10.32	to	$15.22	$266	0.11%	0.00%	to	1.40%		1.74%
2010		217	$14.96	to	$15.29	$3,252	0.33%	0.00%	to	0.50%	13.68%	to	14.19%
Voya Large Cap Value Portfolio - Adviser Class
2014		2		$11.53		$24	-		0.35%			8.98%
2013	09/06/2013	3		$10.58		$29	(d)		0.35%			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Voya Large Cap Value Portfolio - Institutional Class
2014		27,820	$12.68	to	$15.50	$384,229	2.12%	0.00%	to	1.95%	7.95%	to	10.09%
2013		27,029	$11.74	to	$14.08	$342,341	2.16%	0.00%	to	1.95%	28.31%	to	30.92%
2012		22,249	$9.15	to	$10.76	$217,365	2.56%	0.00%	to	1.95%	12.41%	to	14.71%
2011		24,706	$8.14	to	$9.38	$212,312	1.28%	0.00%	to	1.95%	1.50%	to	3.53%
2010		16,432	$8.02	to	$9.06	$137,628	2.49%	0.00%	to	1.95%	17.08%	to	19.37%
Voya Large Cap Value Portfolio - Service Class
2014		126	$12.15	to	$14.19	$1,681	1.97%	0.10%	to	1.55%	7.99%	to	9.40%
2013		100	$11.22	to	$13.29	$1,259	1.73%	0.10%	to	1.55%	28.68%	to	30.07%
2012		72	$9.24	to	$9.91	$708	2.35%	0.50%	to	1.55%	12.55%	to	13.78%
2011		95	$8.21	to	$8.71	$821	1.94%	0.50%	to	1.55%		2.18%
2010		-		$8.26		$3	-		1.05%			18.00%
Voya Limited Maturity Bond Portfolio - Adviser Class
2014		2		$10.06		$19	-		0.35%			-
2013		2		$10.06		$18	-		0.35%			-
2012	01/23/2012	2		$10.06		$17	(c)		0.35%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
2014		1,061	$13.93	to	$17.64	$17,240	0.99%	0.00%	to	1.95%	13.13%	to	15.65%
2013		1,721	$12.19	to	$15.44	$24,438	0.97%	0.00%	to	1.95%	28.10%	to	30.74%
2012		1,794	$9.41	to	$11.93	$19,631	1.55%	0.00%	to	1.95%	8.29%	to	10.53%
2011		1,981	$8.60	to	$10.90	$19,761	1.67%	0.00%	to	1.95%	-6.14%	to	-4.24%
2010		1,963	$9.06	to	$11.50	$20,602	1.34%	0.00%	to	1.95%	13.87%	to	16.17%
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2014		25	$14.88	to	$15.88	$382	1.11%	0.75%	to	1.50%	13.24%	to	14.08%
2013		25	$13.14	to	$13.92	$338	0.65%	0.75%	to	1.50%	28.32%	to	29.19%
2012		26	$10.24	to	$10.73	$273	1.47%	0.80%	to	1.50%	8.70%	to	9.49%
2011		28	$9.42	to	$9.80	$271	1.08%	0.80%	to	1.50%	-5.85%	to	-5.31%
2010		46	$10.00	to	$10.52	$473	1.21%	0.45%	to	1.55%	14.27%	to	15.22%
Voya U.S. Bond Index Portfolio - Class I
2014		982	$11.76	to	$13.24	$12,284	1.95%	0.00%	to	1.80%	3.89%	to	5.75%
2013		777	$11.32	to	$12.52	$9,263	1.91%	0.00%	to	1.80%	-4.31%	to	-2.57%
2012		937	$11.83	to	$12.85	$11,539	2.32%	0.00%	to	1.80%	2.30%	to	3.88%
2011		794	$11.71	to	$12.37	$9,456	2.02%	0.00%	to	1.50%	5.58%	to	7.19%
2010		477	$11.09	to	$11.54	$5,363	2.67%	0.00%	to	1.55%	4.52%	to	6.16%
Voya U.S. Stock Index Portfolio - Institutional Class
2014		1,006	$15.49	to	$22.59	$19,708	2.04%	0.00%	to	1.40%	11.78%	to	13.35%
2013		802	$13.72	to	$19.93	$14,396	2.25%	0.00%	to	1.40%	30.43%	to	32.34%
2012		534	$10.44	to	$15.09	$7,900	1.98%	0.00%	to	1.25%	14.36%	to	15.81%
2011		532	$11.84	to	$13.03	$6,870	2.11%	0.00%	to	1.25%	0.50%	to	1.80%
2010		473	$11.98	to	$12.80	$6,021	1.76%	0.00%	to	1.25%	13.34%	to	14.72%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2014		4		$10.38		$43	1.85%		0.35%			1.76%
2013		6		$10.20		$65	-		0.35%			-9.41%
2012		9		$11.26		$97	-		0.35%			5.73%
2011	11/10/2011	7		$10.65		$74	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Global Real Estate Portfolio - Adviser Class
2014		1		$12.91		$7	-		0.35%			12.95%
2013		1		$11.43		$6	-		0.35%			2.97%
2012		1		$11.10		$7	-		0.35%			24.72%
2011	07/18/2011	-		$8.90		$2	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® Clarion Global Real Estate Portfolio - Institutional Class
2014		6,586	$13.50	to	$14.85	$92,705	1.37%	0.00%	to	1.50%	12.41%	to	14.06%
2013		6,640	$12.01	to	$13.02	$82,599	6.06%	0.00%	to	1.50%	2.39%	to	3.99%
2012		6,449	$11.73	to	$12.52	$77,810	0.80%	0.00%	to	1.50%	24.21%	to	26.08%
2011		5,765	$9.44	to	$9.93	$55,561	3.83%	0.00%	to	1.50%	-6.63%	to	-5.16%
2010		5,816	$10.11	to	$10.47	$59,612	8.70%	0.00%	to	1.50%	14.63%	to	16.33%
VY® Clarion Real Estate Portfolio - Adviser Class
2014		4		$14.69		$53	2.20%		0.35%			28.97%
2013		3		$11.39		$38	-		0.35%			1.33%
2012		4		$11.24		$41	-		0.35%			14.69%
2011	08/15/2011	2		$9.80		$18	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® Clarion Real Estate Portfolio - Institutional Class
2014		140	$15.77	to	$17.22	$2,409	1.61%	0.95%	to	1.95%	27.80%	to	29.09%
2013		145	$12.34	to	$13.34	$1,928	1.65%	0.95%	to	1.95%	0.24%	to	1.29%
2012		175	$12.31	to	$13.17	$2,303	1.30%	0.95%	to	1.95%	13.56%	to	14.72%
2011		188	$10.84	to	$11.48	$2,157	2.40%	0.95%	to	1.95%	7.65%	to	8.71%
2010		182	$10.07	to	$10.56	$1,924	3.64%	0.95%	to	1.95%	25.88%	to	27.08%
VY® Clarion Real Estate Portfolio - Service Class
2014		3,889	$14.77	to	$18.29	$65,786	1.31%	0.00%	to	1.50%	27.97%	to	29.81%
2013		3,817	$11.47	to	$14.09	$50,213	1.43%	0.00%	to	1.50%	0.48%	to	2.13%
2012		4,181	$11.34	to	$13.80	$54,384	1.03%	0.00%	to	1.55%	13.69%	to	15.52%
2011		4,216	$9.91	to	$11.95	$48,009	1.33%	0.00%	to	1.55%	7.87%	to	9.53%
2010		3,935	$9.13	to	$10.91	$41,259	3.37%	0.00%	to	1.50%	26.02%	to	28.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
2014		2,466	$15.01	to	$15.17	$37,011	0.43%	0.00%	to	0.45%	5.78%	to	6.23%
2013		2,570	$14.19	to	$14.28	$36,469	0.74%	0.00%	to	0.45%	35.79%	to	36.39%
2012	09/04/2012	2,655	$10.45	to	$10.47	$27,744	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
VY® FMR Diversified Mid Cap Portfolio - Service Class
2014		2,450	$14.79	to	$24.45	$54,794	0.23%	0.00%	to	1.60%	4.34%	to	6.04%
2013		2,805	$14.08	to	$23.06	$59,652	0.47%	0.00%	to	1.60%	33.87%	to	36.01%
2012		3,077	$10.44	to	$16.96	$48,491	0.53%	0.00%	to	1.60%	12.81%	to	14.67%
2011		4,580	$9.19	to	$14.79	$64,098	0.20%	0.00%	to	1.60%	-12.28%	to	-10.93%
2010		4,086	$10.41	to	$16.61	$64,558	0.15%	0.00%	to	1.80%	26.45%	to	28.45%
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
2014		3		$13.88		$40	-		0.35%			5.47%
2013		3		$13.16		$38	-		0.35%			35.39%
2012		1		$9.72		$8	-		0.35%			14.08%
2011	05/17/2011	1		$8.52		$12	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® Invesco Growth and Income Portfolio - Institutional Class
2014		1,485	$15.21	to	$15.37	$22,583	1.17%	0.00%	to	0.45%	9.90%	to	10.34%
2013		886	$13.84	to	$13.93	$12,257	1.54%	0.00%	to	0.45%	33.59%	to	34.20%
2012	09/04/2012	634	$10.36	to	$10.38	$6,568	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
VY® Invesco Growth and Income Portfolio - Service Class
2014		1,427	$14.39	to	$20.69	$27,024	1.15%	0.00%	to	1.50%	8.48%	to	10.11%
2013		1,496	$13.18	to	$18.79	$25,945	1.37%	0.00%	to	1.50%	31.89%	to	33.98%
2012		1,367	$9.94	to	$14.04	$17,841	2.25%	0.00%	to	1.50%	12.91%	to	14.61%
2011		1,721	$8.75	to	$12.25	$19,901	1.21%	0.00%	to	1.50%	-3.65%	to	-2.16%
2010		1,829	$9.03	to	$12.52	$21,766	0.24%	0.00%	to	1.50%	10.79%	to	12.49%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2014		18		$17.88		$321	0.68%		0.35%			0.17%
2013		15		$17.85		$265	0.70%		0.35%			-6.40%
2012		16		$19.07		$307	-		0.35%			18.30%
2011		18		$16.12		$286	0.87%		0.35%			-18.83%
2010		20		$19.86		$405	0.48%		0.35%			19.49%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2014		1,208	$18.55	to	$18.70	$22,492	1.22%	0.95%	to	1.20%	-0.11%	to	0.16%
2013		1,302	$18.57	to	$18.67	$24,242	1.13%	0.95%	to	1.20%	-6.54%	to	-6.37%
2012		1,631	$19.87	to	$19.94	$32,471	-	0.95%	to	1.10%	17.99%	to	18.20%
2011		1,715	$16.84	to	$16.87	$28,902	1.10%	0.95%	to	1.00%	-18.84%	to	-18.82%
2010		1,953	$20.75	to	$20.78	$40,548	0.67%	0.95%	to	1.00%	19.39%	to	19.49%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2014		953	$8.88	to	$23.68	$20,091	0.94%	0.00%	to	1.55%	-0.58%	to	0.97%
2013		973	$8.88	to	$23.46	$20,444	0.87%	0.00%	to	1.50%	-7.12%	to	-5.78%
2012		1,166	$9.51	to	$24.70	$26,309	-	0.00%	to	1.50%	17.35%	to	19.08%
2011		1,268	$8.05	to	$20.76	$23,894	0.83%	0.00%	to	1.50%	-19.51%	to	-18.26%
2010		1,441	$9.94	to	$25.42	$33,720	0.48%	0.00%	to	1.55%	18.45%	to	20.31%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2014		1		$15.89		$24	-		0.35%			7.51%
2013		1		$14.78		$22	-		0.35%			38.13%
2012		1		$10.70		$16	-		0.35%			17.84%
2011	08/08/2011	1		$9.08		$9	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2014		1,682	$15.88	to	$16.05	$26,704	0.56%	0.00%	to	0.45%	8.10%	to	8.59%
2013		1,325	$14.69	to	$14.78	$19,469	0.95%	0.00%	to	0.45%	38.72%	to	39.43%
2012	09/04/2012	851	$10.59	to	$10.60	$9,013	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2014		931	$17.70	to	$26.03	$22,043	0.36%	0.00%	to	1.65%	6.60%	to	8.37%
2013		816	$16.48	to	$24.02	$17,992	0.83%	0.00%	to	1.65%	36.86%	to	39.00%
2012		524	$11.97	to	$17.29	$8,402	0.25%	0.00%	to	1.50%	16.92%	to	18.67%
2011		631	$10.18	to	$14.57	$8,714	0.37%	0.00%	to	1.50%	-2.80%	to	-1.29%
2010		466	$10.41	to	$14.76	$6,554	0.28%	0.00%	to	1.50%	24.86%	to	26.70%
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2014		2		$13.79		$30	2.99%		0.35%			3.53%
2013		3		$13.32		$37	2.94%		0.35%			18.61%
2012		3		$11.23		$31	4.35%		0.35%			14.94%
2011	08/08/2011	1		$9.77		$15	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2014		27		$14.83		$403	1.07%		0.35%			11.42%
2013		26		$13.31		$346	1.11%		0.35%			21.33%
2012		18		$10.97		$195	1.76%		0.35%			13.68%
2011	05/17/2011	15		$9.65		$146	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2014		13,509	$14.17	to	$14.32	$191,423	1.63%	0.00%	to	0.45%	11.93%	to	12.40%
2013		12,616	$12.66	to	$12.74	$159,719	1.46%	0.00%	to	0.45%	21.97%	to	22.50%
2012	09/04/2012	10,830	$10.38	to	$10.40	$112,414	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2014		26,384	$16.59	to	$23.46	$564,335	1.35%	0.00%	to	1.55%	10.39%	to	12.16%
2013		25,445	$14.93	to	$20.92	$489,494	1.16%	0.00%	to	1.55%	20.31%	to	22.22%
2012		23,795	$12.33	to	$17.12	$377,748	1.56%	0.00%	to	1.55%	12.76%	to	14.52%
2011		28,088	$10.86	to	$14.95	$396,097	1.97%	0.00%	to	1.55%	1.28%	to	2.89%
2010		25,529	$10.65	to	$14.53	$352,842	1.74%	0.00%	to	1.55%	12.32%	to	13.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2014		87		$17.64		$1,535	1.62%		0.35%			6.78%
2013		109		$16.52		$1,793	1.34%		0.35%			28.86%
2012		128		$12.82		$1,638	1.75%		0.35%			16.23%
2011		131		$11.03		$1,447	1.86%		0.35%			-1.52%
2010		121		$11.20		$1,354	1.31%		0.35%			14.17%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2014		5,230	$13.77	to	$28.61	$121,652	1.87%	0.00%	to	1.65%	5.70%	to	7.46%
2013		5,436	$12.93	to	$26.63	$122,461	1.61%	0.00%	to	1.65%	27.59%	to	30.09%
2012		5,641	$10.06	to	$20.53	$104,568	1.97%	0.00%	to	1.65%	15.46%	to	17.25%
2011		6,232	$8.66	to	$17.51	$100,170	1.97%	0.00%	to	1.50%	-2.41%	to	-0.89%
2010		6,508	$8.82	to	$17.67	$106,214	1.54%	0.00%	to	1.65%	13.06%	to	15.00%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2014		12		$10.04		$117	0.84%		0.35%			-1.76%
2013		12		$10.22		$120	0.90%		0.35%			13.56%
2012		11		$9.00		$102	-		0.35%			17.96%
2011		11		$7.63		$83	3.66%		0.35%			-13.00%
2010		9		$8.77		$81	0.78%		0.35%			13.02%
VY® T. Rowe Price International Stock Portfolio - Service Class
2014		484	$8.63	to	$17.44	$7,682	1.18%	0.00%	to	1.50%	-2.58%	to	-1.08%
2013		487	$8.81	to	$17.64	$7,898	1.06%	0.00%	to	1.50%	12.58%	to	14.39%
2012		527	$7.78	to	$15.43	$7,554	0.28%	0.00%	to	1.50%	17.02%	to	18.78%
2011		564	$6.61	to	$12.99	$6,872	3.63%	0.00%	to	1.50%	-13.67%	to	-12.35%
2010		579	$7.60	to	$14.82	$8,102	1.37%	0.00%	to	1.50%	12.11%	to	13.82%
VY® Templeton Global Growth Portfolio - Institutional Class
2014		41	$9.36	to	$20.79	$806	1.36%	0.55%	to	1.45%	-3.95%	to	-3.12%
2013		39	$20.02	to	$21.46	$813	1.57%	0.55%	to	1.45%	29.08%	to	30.21%
2012		52	$15.51	to	$16.42	$841	1.94%	0.60%	to	1.45%	20.23%	to	21.27%
2011		53	$12.90	to	$13.54	$709	1.80%	0.60%	to	1.45%	-6.86%	to	-6.04%
2010		52	$13.78	to	$14.41	$735	1.63%	0.60%	to	1.55%	6.33%	to	7.38%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Global Growth Portfolio - Service Class
2014		503	$11.66	to	$14.03	$6,583	1.31%	0.00%	to	1.50%	-4.27%	to	-2.76%
2013		511	$12.10	to	$14.47	$6,959	1.65%	0.00%	to	1.50%	28.73%	to	30.65%
2012		458	$9.34	to	$11.11	$4,823	1.78%	0.00%	to	1.50%	19.93%	to	21.73%
2011		438	$7.74	to	$9.14	$3,825	1.81%	0.00%	to	1.50%	-7.10%	to	-5.69%
2010		395	$8.29	to	$9.72	$3,693	1.47%	0.00%	to	1.50%	6.15%	to	7.79%
Voya Money Market Portfolio - Class I
2014		16,143	$9.74	to	$56.50	$236,364	-	0.00%	to	1.80%	-1.51%	to	0.10%
2013		18,772	$9.87	to	$56.80	$281,491	-	0.00%	to	1.85%		-1.79%
2012		19,232	$10.05	to	$57.08	$295,287	0.03%	0.00%	to	1.85%	-1.53%	to	0.07%
2011		21,788	$10.14	to	$57.32	$341,904	0.00%	0.00%	to	1.60%	-1.51%	to	0.06%
2010		21,616	$10.23	to	$57.51	$342,560	0.02%	0.00%	to	1.85%	-1.61%	to	0.29%
Voya Global Real Estate Fund - Class A
2014		7	$20.79	to	$22.00	$151	2.10%	0.35%	to	1.35%	12.18%	to	13.01%
2013		7	$18.51	to	$19.30	$135	2.64%	0.50%	to	1.40%	2.21%	to	3.10%
2012		5	$18.11	to	$18.72	$92	5.16%	0.50%	to	1.40%	24.30%	to	24.63%
2011		4	$14.90	to	$15.02	$63	3.60%	0.50%	to	0.80%		-6.35%
2010		3	$15.91	to	$15.95	$48	2.78%	0.65%	to	0.80%		13.89%
Voya Multi-Manager International Small Cap Fund - Class A
2014		16	$18.57	to	$21.28	$328	0.48%	0.00%	to	1.25%	-7.06%	to	-6.13%
2013		23	$20.33	to	$22.67	$500	1.53%	0.00%	to	1.10%	27.14%	to	28.51%
2012		25	$15.64	to	$17.64	$418	0.90%	0.00%	to	1.35%	18.57%	to	20.16%
2011		79	$13.14	to	$14.68	$1,134	1.38%	0.00%	to	1.40%	-18.79%	to	-17.62%
2010		101	$15.79	to	$17.82	$1,766	0.41%	0.00%	to	1.75%	22.40%	to	24.53%
Voya Aggregate Bond Portfolio - Adviser Class
2014		124		$15.23		$1,890	1.54%		0.35%			4.46%
2013		137		$14.58		$1,995	3.13%		0.35%			-2.41%
2012		179		$14.94		$2,675	2.97%		0.35%			7.25%
2011		185		$13.93		$2,578	2.89%		0.35%			2.58%
2010		147		$13.58		$1,991	3.43%		0.35%			6.93%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Aggregate Bond Portfolio - Initial Class
2014		216	$10.99	to	$11.69	$2,478	2.05%	0.00%	to	1.40%	3.88%	to	5.41%
2013		105	$10.58	to	$11.09	$1,138	2.60%	0.00%	to	1.40%	-3.02%	to	-2.44%
2012		29	$10.91	to	$11.07	$322	5.00%	0.80%	to	1.40%	6.75%	to	7.19%
2011	07/20/2011	8	$10.22	to	$10.29	$78	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Aggregate Bond Portfolio - Service Class
2014		10,309	$13.45	to	$18.94	$169,930	1.76%	0.00%	to	1.95%	3.12%	to	5.52%
2013		12,726	$12.90	to	$18.01	$201,227	3.35%	0.00%	to	1.95%	-3.80%	to	-1.85%
2012		15,755	$13.27	to	$18.35	$255,966	3.07%	0.00%	to	1.95%	5.80%	to	7.92%
2011		15,317	$12.41	to	$17.01	$232,928	2.92%	0.00%	to	1.95%	1.25%	to	3.26%
2010		15,339	$12.13	to	$16.48	$227,651	3.41%	0.00%	to	1.95%	5.45%	to	7.58%
Voya Global Bond Portfolio - Adviser Class
2014		19		$14.21		$272	0.34%		0.35%			-0.42%
2013		23		$14.27		$323	1.69%		0.35%			-4.87%
2012		26		$15.00		$388	5.74%		0.35%			6.99%
2011		29		$14.02		$413	7.47%		0.35%			2.94%
2010		35		$13.62		$471	3.38%		0.35%			14.74%
Voya Global Bond Portfolio - Initial Class
2014		6,870	$12.27	to	$15.51	$96,508	0.83%	0.00%	to	1.95%	-1.54%	to	1.34%
2013		8,054	$12.33	to	$15.45	$113,498	2.06%	0.00%	to	1.95%	-6.10%	to	-2.83%
2012		10,197	$12.96	to	$16.05	$151,398	6.15%	0.00%	to	1.95%	5.04%	to	7.95%
2011		11,179	$12.12	to	$14.91	$155,537	7.58%	0.00%	to	1.95%	1.72%	to	3.76%
2010		11,430	$11.79	to	$14.38	$154,688	3.10%	0.00%	to	1.95%	13.56%	to	17.21%
Voya Global Bond Portfolio - Service Class
2014		74	$11.82	to	$13.16	$932	0.53%	0.00%	to	1.50%	-1.29%	to	0.23%
2013		76	$11.97	to	$13.18	$955	1.68%	0.00%	to	1.50%	-5.72%	to	-4.30%
2012		98	$12.68	to	$13.98	$1,301	5.93%	0.00%	to	1.50%	6.07%	to	7.38%
2011		72	$11.94	to	$13.18	$891	10.87%	0.25%	to	1.50%	1.93%	to	3.12%
2010		90	$11.68	to	$12.93	$1,077	2.73%	0.35%	to	1.50%	13.82%	to	15.15%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2015 Portfolio - Initial Class
2014		44	$13.29	to	$17.03	$692	2.87%	0.10%	to	1.40%	4.62%	to	5.72%
2013		42	$12.69	to	$15.67	$631	2.66%	0.30%	to	1.40%	8.41%	to	9.05%
2012		20	$11.68	to	$14.37	$270	2.14%	0.80%	to	1.40%	9.01%	to	9.40%
2011	07/21/2011	1	$10.70	to	$13.08	$11	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2015 Portfolio - Service Class
2014		84	$13.88	to	$16.33	$1,310	1.48%	0.00%	to	1.20%	4.46%	to	5.71%
2013		41	$13.13	to	$15.49	$586	1.46%	0.00%	to	1.20%	8.80%	to	9.69%
2012		58	$11.97	to	$14.23	$787	1.79%	0.00%	to	0.80%	9.38%	to	10.22%
2011		44	$10.86	to	$13.01	$552	0.99%	0.00%	to	0.75%	0.08%	to	0.74%
2010	07/19/2010	5	$10.78	to	$13.00	$55	(a)	0.00%	to	0.75%		(a)
Voya Index Solution 2015 Portfolio - Service 2 Class
2014		89	$13.23	to	$14.27	$1,223	2.41%	0.00%	to	1.55%	4.01%	to	5.63%
2013		90	$12.72	to	$13.51	$1,185	2.12%	0.00%	to	1.55%	7.89%	to	9.57%
2012		82	$11.79	to	$12.33	$981	1.80%	0.00%	to	1.55%	8.36%	to	9.86%
2011		72	$10.88	to	$11.16	$798	2.29%	0.20%	to	1.55%	-0.91%	to	0.45%
2010	04/16/2010	62	$10.98	to	$11.11	$687	(a)	0.20%	to	1.55%		(a)
Voya Index Solution 2025 Portfolio - Initial Class
2014		143	$14.73	to	$19.18	$2,587	1.78%	0.10%	to	1.40%	4.51%	to	5.63%
2013		73	$14.08	to	$17.87	$1,238	1.63%	0.30%	to	1.40%	15.72%	to	16.27%
2012		32	$12.14	to	$15.12	$476	2.17%	0.95%	to	1.40%	11.73%	to	12.17%
2011	07/21/2011	6	$10.86	to	$13.48	$78	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2025 Portfolio - Service Class
2014		134	$15.38	to	$18.41	$2,410	1.42%	0.00%	to	1.20%	4.42%	to	5.63%
2013		64	$14.56	to	$17.47	$1,101	1.68%	0.00%	to	1.20%	16.16%	to	17.04%
2012		6	$12.44	to	$15.04	$87	1.47%	0.00%	to	0.75%	12.24%	to	13.09%
2011		4	$11.00	to	$13.40	$49	5.19%	0.00%	to	0.75%	-2.26%	to	-1.52%
2010	08/19/2010	2	$11.17	to	$13.71	$28	(a)	0.00%	to	0.75%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2025 Portfolio - Service 2 Class
2014		282	$14.71	to	$15.87	$4,350	1.72%	0.00%	to	1.55%	3.88%	to	5.52%
2013		257	$14.16	to	$15.04	$3,767	1.58%	0.00%	to	1.55%	15.12%	to	16.86%
2012		204	$12.30	to	$12.87	$2,563	1.36%	0.00%	to	1.55%	11.11%	to	12.59%
2011		178	$11.07	to	$11.36	$2,003	1.87%	0.20%	to	1.55%	-3.23%	to	-1.90%
2010	04/16/2010	132	$11.44	to	$11.58	$1,519	(a)	0.20%	to	1.55%		(a)
Voya Index Solution 2035 Portfolio - Initial Class
2014		120	$16.32	to	$20.74	$2,313	1.55%	0.00%	to	1.40%	4.68%	to	6.14%
2013		72	$15.42	to	$19.54	$1,305	1.19%	0.00%	to	1.40%	20.64%	to	21.17%
2012		24	$15.41	to	$15.59	$372	1.45%	0.95%	to	1.40%	13.90%	to	14.38%
2011	07/05/2011	3	$13.53	to	$13.63	$42	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2035 Portfolio - Service Class
2014		88	$16.33	to	$19.82	$1,641	1.12%	0.00%	to	1.20%	4.66%	to	5.90%
2013		30	$15.42	to	$18.77	$504	1.19%	0.00%	to	1.20%	20.99%	to	21.99%
2012		13	$12.64	to	$15.50	$169	0.80%	0.00%	to	0.80%	14.22%	to	15.12%
2011		7	$10.98	to	$13.57	$80	1.96%	0.00%	to	0.75%	-3.96%	to	-3.26%
2010	08/12/2010	2	$11.35	to	$14.13	$22	(a)	0.00%	to	0.75%		(a)
Voya Index Solution 2035 Portfolio - Service 2 Class
2014		183	$15.65	to	$16.89	$3,006	1.54%	0.00%	to	1.55%	4.13%	to	5.83%
2013		165	$15.03	to	$15.96	$2,576	1.23%	0.00%	to	1.55%	19.86%	to	21.74%
2012		141	$12.54	to	$13.11	$1,815	1.13%	0.00%	to	1.55%	13.28%	to	14.94%
2011		139	$11.07	to	$11.38	$1,557	1.59%	0.10%	to	1.55%	-4.90%	to	-3.48%
2010	04/16/2010	92	$11.64	to	$11.79	$1,083	(a)	0.10%	to	1.55%		(a)
Voya Index Solution 2045 Portfolio - Initial Class
2014		86	$16.83	to	$21.74	$1,768	0.93%	0.00%	to	1.40%	4.83%	to	6.36%
2013		20	$15.87	to	$20.44	$380	1.40%	0.00%	to	1.40%	22.64%	to	23.12%
2012		3	$15.86	to	$16.05	$48	-	0.95%	to	1.40%	14.51%	to	15.14%
2011	09/19/2011	1	$13.85	to	$13.94	$17	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2045 Portfolio - Service Class
2014		40	$15.94	to	$20.77	$785	1.57%	0.00%	to	1.25%	4.76%	to	6.03%
2013		20	$15.93	to	$19.65	$365	1.00%	0.00%	to	1.20%	23.10%	to	24.07%
2012		2	$12.84	to	$15.95	$34	-	0.00%	to	0.80%	14.94%	to	15.88%
2011		2	$11.08	to	$13.87	$19	-	0.00%	to	0.80%	-4.80%	to	-4.15%
2010	12/1/2010	-	$11.56	to	$14.57	$1	(a)	0.00%	to	0.75%		(a)
Voya Index Solution 2045 Portfolio - Service 2 Class
2014		132	$16.17	to	$17.45	$2,238	1.18%	0.00%	to	1.55%	4.32%	to	5.95%
2013		114	$15.50	to	$16.47	$1,821	1.02%	0.00%	to	1.55%	21.95%	to	23.83%
2012		101	$12.71	to	$13.30	$1,308	1.08%	0.00%	to	1.55%	13.89%	to	15.61%
2011		81	$11.16	to	$11.47	$923	1.19%	0.10%	to	1.55%	-5.82%	to	-4.42%
2010	04/16/2010	49	$11.85	to	$12.00	$584	(a)	0.10%	to	1.55%		(a)
Voya Index Solution 2055 Portfolio - Initial Class
2014		26	$16.09	to	$17.10	$424	1.04%	0.10%	to	1.40%	5.09%	to	6.49%
2013		10	$15.31	to	$16.02	$153	1.16%	0.15%	to	1.40%	22.72%	to	23.10%
2012		2	$12.50	to	$12.64	$20	-	0.95%	to	1.35%		15.12%
2011	11/15/2011	-		$10.98		-	(b)		0.95%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2055 Portfolio - Service Class
2014		27	$15.84	to	$16.98	$446	1.73%	0.00%	to	1.50%	4.76%	to	6.32%
2013		16	$15.12	to	$15.97	$246	0.45%	0.00%	to	1.50%	22.59%	to	24.18%
2012		16	$12.44	to	$12.86	$202	-	0.00%	to	1.25%	14.44%	to	15.86%
2011		6	$10.87	to	$11.10	$64	-	0.00%	to	1.25%	-5.04%	to	-4.15%
2010	10/11/2010	-	$11.51	to	$11.58	$3	(a)	0.00%	to	0.95%		(a)
Voya Index Solution 2055 Portfolio - Service 2 Class
2014		22	$15.84	to	$16.86	$368	1.03%	0.00%	to	1.35%	4.75%	to	6.10%
2013		14	$15.01	to	$15.89	$217	0.65%	0.00%	to	1.55%	22.03%	to	23.95%
2012		7	$12.30	to	$12.82	$92	-	0.00%	to	1.55%	14.35%	to	14.89%
2011		5	$10.87	to	$10.97	$53	-	0.60%	to	1.15%		-5.21%
2010	6/22/2010	-		$11.51		-	(a)	0.90%	to	0.95%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution Income Portfolio - Initial Class
2014		31	$13.41	to	$15.97	$468	4.18%	0.10%	to	1.25%	4.91%	to	5.92%
2013	10/09/2013	1	$12.66	to	$14.45	$10	(d)	0.30%	to	1.25%		(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Voya Index Solution Income Portfolio - Service Class
2014		72	$13.43	to	$15.33	$1,094	2.28%	0.00%	to	1.05%	5.04%	to	5.91%
2013		58	$12.68	to	$14.49	$833	3.56%	0.00%	to	0.80%	6.94%	to	7.73%
2012		84	$11.77	to	$13.55	$1,133	2.02%	0.00%	to	0.80%	7.63%	to	8.58%
2011	02/09/2011	51	$10.84	to	$12.59	$645	(b)	0.00%	to	0.80%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution Income Portfolio - Service 2 Class
2014		22	$12.70	to	$13.70	$288	2.19%	0.00%	to	1.55%	4.18%	to	5.79%
2013		21	$12.19	to	$12.95	$259	2.89%	0.00%	to	1.55%	6.00%	to	7.08%
2012		19	$11.50	to	$11.86	$226	2.91%	0.50%	to	1.55%	6.68%	to	7.76%
2011		17	$10.78	to	$10.97	$186	2.89%	0.60%	to	1.55%	0.94%	to	1.86%
2010	04/16/2010	15	$10.68	to	$10.76	$160	(a)	0.65%	to	1.55%		(a)
Voya Solution 2015 Portfolio - Adviser Class
2014		63		$14.28		$905	2.30%		0.35%			5.08%
2013		68		$13.59		$919	3.01%		0.35%			8.55%
2012		70		$12.52		$874	3.93%		0.35%			10.70%
2011		71	$11.31	to	$12.12	$805	2.89%	0.00%	to	0.35%	-1.22%	to	-0.90%
2010		45	$11.45	to	$12.23	$512	0.09%	0.00%	to	0.65%	10.19%	to	10.88%
Voya Solution 2015 Portfolio - Initial Class
2014		260	$10.27	to	$11.93	$3,054	2.70%	0.00%	to	1.20%	5.55%	to	6.04%
2013		158	$11.18	to	$11.25	$1,766	3.75%	0.00%	to	0.45%	8.97%	to	9.44%
2012	09/04/2012	124	$10.26	to	$10.28	$1,276	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2015 Portfolio - Service Class
2014		4,708	$11.83	to	$15.86	$68,097	2.61%	0.00%	to	1.50%	4.18%	to	5.75%
2013		4,916	$11.29	to	$15.00	$67,703	3.22%	0.00%	to	1.50%	7.48%	to	9.16%
2012		5,266	$10.44	to	$13.75	$67,178	4.26%	0.00%	to	1.50%	9.77%	to	11.53%
2011		5,226	$9.45	to	$12.33	$60,328	3.23%	0.00%	to	1.50%	-2.19%	to	-0.68%
2010		4,993	$9.61	to	$12.42	$58,754	2.36%	0.00%	to	1.50%	9.61%	to	11.39%
Voya Solution 2015 Portfolio - Service 2 Class
2014		579	$13.44	to	$14.50	$8,129	2.43%	0.00%	to	1.55%	3.94%	to	5.61%
2013		756	$12.93	to	$13.73	$10,144	3.01%	0.00%	to	1.55%	7.30%	to	8.97%
2012		855	$12.05	to	$12.60	$10,582	3.80%	0.00%	to	1.55%	9.55%	to	11.21%
2011		1,241	$11.00	to	$11.33	$13,912	3.32%	0.00%	to	1.55%	-2.40%	to	-0.79%
2010	04/16/2010	1,297	$11.27	to	$11.42	$14,738	(a)	0.00%	to	1.55%		(a)
Voya Solution 2025 Portfolio - Adviser Class
2014		34	$14.64	to	$15.09	$492	1.80%	0.35%	to	0.70%		4.87%
2013		36		$13.96		$508	1.93%		0.35%			15.66%
2012		35		$12.07		$427	2.46%		0.35%			12.80%
2011		36		$10.70		$387	1.90%		0.35%			-3.69%
2010		32	$11.11	to	$12.08	$351	0.05%	0.00%	to	0.95%	12.38%	to	13.53%
Voya Solution 2025 Portfolio - Initial Class
2014		120	$10.32	to	$12.79	$1,478	4.94%	0.00%	to	1.20%	5.33%	to	5.79%
2013		66	$12.01	to	$12.09	$788	2.60%	0.00%	to	0.45%	16.04%	to	16.59%
2012	09/04/2012	50	$10.35	to	$10.37	$521	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Voya Solution 2025 Portfolio - Service Class
2014		9,368	$11.80	to	$16.56	$142,609	2.03%	0.00%	to	1.50%	3.99%	to	5.61%
2013		9,043	$11.28	to	$15.69	$131,426	2.28%	0.00%	to	1.50%	14.56%	to	16.39%
2012		8,785	$9.79	to	$13.48	$110,500	2.73%	0.00%	to	1.50%	11.77%	to	13.49%
2011		8,260	$8.71	to	$11.89	$92,206	2.18%	0.00%	to	1.50%	-4.53%	to	-3.03%
2010		7,451	$9.07	to	$12.27	$86,539	1.58%	0.00%	to	1.50%	12.04%	to	13.82%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Service 2 Class
2014		982	$14.79	to	$15.96	$15,200	1.82%	0.00%	to	1.55%	3.79%	to	5.42%
2013		1,019	$14.25	to	$15.14	$15,044	2.10%	0.00%	to	1.55%	14.27%	to	16.10%
2012		1,219	$12.47	to	$13.04	$15,599	2.31%	0.00%	to	1.55%	11.61%	to	13.29%
2011		1,727	$11.17	to	$11.51	$19,675	2.22%	0.00%	to	1.55%	-4.77%	to	-3.20%
2010	04/16/2010	1,708	$11.73	to	$11.89	$20,208	(a)	0.00%	to	1.55%		(a)
Voya Solution 2035 Portfolio - Adviser Class
2014		12		$15.17		$183	1.51%		0.35%			4.98%
2013		15		$14.45		$215	1.25%		0.35%			19.72%
2012		22		$12.07		$266	1.99%		0.35%			14.41%
2011		32		$10.55		$338	1.12%		0.35%			-5.21%
2010		34	$11.13	to	$11.56	$379	0.05%	0.35%	to	1.00%	13.11%	to	13.92%
Voya Solution 2035 Portfolio - Initial Class
2014		217	$10.39	to	$13.34	$2,695	2.23%	0.00%	to	1.20%	5.43%	to	5.96%
2013		142	$12.52	to	$12.59	$1,783	2.08%	0.00%	to	0.45%	20.15%	to	20.71%
2012	09/04/2012	125	$10.42	to	$10.43	$1,299	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Voya Solution 2035 Portfolio - Service Class
2014		8,558	$11.92	to	$17.35	$136,761	2.01%	0.00%	to	1.50%	4.09%	to	5.73%
2013		8,079	$11.38	to	$16.41	$123,072	1.90%	0.00%	to	1.50%	18.60%	to	20.66%
2012		7,612	$9.54	to	$13.64	$96,949	2.16%	0.00%	to	1.50%	13.34%	to	15.11%
2011		6,862	$8.36	to	$11.85	$76,467	1.61%	0.00%	to	1.50%	-6.05%	to	-4.55%
2010		5,947	$8.85	to	$12.42	$70,002	1.19%	0.00%	to	1.50%	12.86%	to	14.58%
Voya Solution 2035 Portfolio - Service 2 Class
2014		840	$15.56	to	$16.79	$13,637	1.95%	0.00%	to	1.55%	3.87%	to	5.53%
2013		889	$14.98	to	$15.91	$13,788	1.62%	0.00%	to	1.55%	18.33%	to	20.17%
2012		1,165	$12.66	to	$13.24	$15,155	1.94%	0.00%	to	1.55%	13.24%	to	14.93%
2011		1,444	$11.18	to	$11.52	$16,464	1.68%	0.00%	to	1.55%	-6.29%	to	-4.79%
2010	04/16/2010	1,425	$11.93	to	$12.10	$17,154	(a)	0.00%	to	1.55%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Adviser Class
2014		7	$15.36	to	$15.44	$114	1.80%	0.35%	to	1.25%		5.49%
2013		7		$14.56		$108	1.78%		0.35%			22.66%
2012		10		$11.87		$117	1.72%		0.35%			14.80%
2011		11		$10.34		$115	1.03%		0.35%			-5.74%
2010		7		$10.97		$80	0.02%		0.35%			14.51%
Voya Solution 2045 Portfolio - Initial Class
2014		114	$10.45	to	$13.76	$1,526	1.83%	0.00%	to	1.20%	5.83%	to	6.34%
2013		102	$12.86	to	$12.94	$1,313	1.98%	0.00%	to	0.45%		23.18%
2012	09/04/2012	77		$10.44		$803	(c)		0.45%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Voya Solution 2045 Portfolio - Service Class
2014		5,982	$11.86	to	$17.85	$98,309	1.68%	0.00%	to	1.50%	4.51%	to	6.12%
2013		5,814	$11.28	to	$16.82	$90,698	1.67%	0.00%	to	1.50%	21.56%	to	23.77%
2012		5,506	$9.22	to	$13.63	$70,077	1.84%	0.00%	to	1.50%	13.76%	to	15.51%
2011		4,993	$8.06	to	$11.80	$55,372	1.22%	0.00%	to	1.50%	-6.56%	to	-5.12%
2010		4,246	$8.57	to	$12.44	$49,958	0.90%	0.00%	to	1.50%	13.39%	to	15.17%
Voya Solution 2045 Portfolio - Service 2 Class
2014		473	$16.13	to	$17.40	$7,963	1.56%	0.00%	to	1.55%	4.27%	to	5.84%
2013		512	$15.47	to	$16.44	$8,217	1.31%	0.00%	to	1.55%	21.33%	to	23.24%
2012		881	$12.75	to	$13.34	$11,546	1.54%	0.00%	to	1.55%	13.64%	to	15.40%
2011		1,168	$11.22	to	$11.56	$13,383	1.25%	0.00%	to	1.55%	-6.89%	to	-5.40%
2010	04/16/2010	1,142	$12.05	to	$12.22	$13,890	(a)	0.00%	to	1.55%		(a)
Voya Solution 2055 Portfolio - Initial Class
2014		57	$10.48	to	$16.90	$777	1.07%	0.00%	to	1.20%		6.09%
2013		10		$15.60		$155	1.43%		0.45%			23.32%
2012	09/14/2012	10		$12.65		$124	(c)		0.45%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2055 Portfolio - Service Class
2014		672	$15.03	to	$16.71	$10,817	1.38%	0.00%	to	1.50%	4.63%	to	6.23%
2013		489	$14.28	to	$15.73	$7,472	1.20%	0.00%	to	1.50%	21.65%	to	23.57%
2012		272	$11.67	to	$12.73	$3,384	1.04%	0.00%	to	1.50%	13.86%	to	15.52%
2011		130	$10.20	to	$11.02	$1,414	0.37%	0.05%	to	1.50%	-6.52%	to	-5.16%
2010	06/18/2010	19	$11.50	to	$11.62	$222	(a)	0.05%	to	1.50%		(a)
Voya Solution 2055 Portfolio - Service 2 Class
2014		55	$15.55	to	$16.60	$887	1.53%	0.00%	to	1.40%	4.64%	to	6.14%
2013		45	$14.86	to	$15.64	$683	1.07%	0.00%	to	1.40%	21.60%	to	23.34%
2012		35	$12.22	to	$12.68	$438	0.86%	0.00%	to	1.40%	13.77%	to	15.27%
2011		24	$10.74	to	$11.00	$259	0.46%	0.00%	to	1.45%	-6.43%	to	-5.25%
2010	06/28/2010	15	$11.51	to	$11.61	$174	(a)	0.00%	to	1.25%		(a)
Voya Solution Balanced Portfolio - Service Class
2014		343	$12.06	to	$13.10	$4,280	1.93%	0.25%	to	1.50%	4.78%	to	6.07%
2013		295	$11.51	to	$12.35	$3,502	2.15%	0.25%	to	1.50%	13.92%	to	15.36%
2012		219	$10.10	to	$10.71	$2,273	1.63%	0.25%	to	1.50%	11.97%	to	13.45%
2011		193	$9.02	to	$9.44	$1,775	0.33%	0.25%	to	1.50%	-3.94%	to	-2.68%
2010		131	$9.39	to	$9.70	$1,246	1.11%	0.25%	to	1.50%	11.11%	to	12.40%
Voya Solution Income Portfolio - Adviser Class
2014		14		$14.52		$206	2.34%		0.35%			5.14%
2013		16		$13.81		$221	3.35%		0.35%			6.31%
2012		20		$12.99		$257	3.93%		0.35%			9.16%
2011		25		$11.90		$303	2.00%		0.35%			-0.17%
2010		84	$11.92	to	$12.20	$998	0.63%	0.25%	to	0.40%	8.82%	to	9.03%
Voya Solution Income Portfolio - Initial Class
2014		287	$10.25	to	$11.63	$3,290	3.08%	0.00%	to	1.20%	5.50%	to	6.02%
2013		234	$10.90	to	$10.97	$2,555	3.45%	0.00%	to	0.45%	6.86%	to	7.34%
2012	09/04/2012	193	$10.20	to	$10.22	$1,968	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Service Class
2014		1,248	$12.57	to	$15.66	$17,739	2.64%	0.00%	to	1.50%	4.23%	to	5.81%
2013		1,106	$11.99	to	$14.81	$15,119	3.65%	0.00%	to	1.50%	5.35%	to	7.01%
2012		1,014	$11.31	to	$13.84	$13,244	5.01%	0.00%	to	1.50%	8.15%	to	9.75%
2011		1,144	$10.40	to	$12.61	$13,757	3.92%	0.00%	to	1.50%	-1.13%	to	0.42%
2010		1,044	$10.46	to	$12.57	$12,512	3.39%	0.00%	to	1.50%	7.95%	to	9.78%
Voya Solution Income Portfolio - Service 2 Class
2014		91	$12.82	to	$13.73	$1,210	2.23%	0.00%	to	1.40%	4.14%	to	5.62%
2013		110	$12.31	to	$13.00	$1,395	3.75%	0.00%	to	1.40%	5.38%	to	6.82%
2012		173	$11.68	to	$12.17	$2,070	4.41%	0.00%	to	1.40%	8.05%	to	9.64%
2011		241	$10.80	to	$11.10	$2,646	3.22%	0.00%	to	1.45%	-1.10%	to	0.27%
2010	04/16/2010	458	$10.93	to	$11.07	$5,049	(a)	0.00%	to	1.40%		(a)
Voya Solution Moderately Conservative Portfolio - Service Class
2014		493	$11.99	to	$13.03	$6,119	2.21%	0.25%	to	1.50%	3.99%	to	5.34%
2013		412	$11.53	to	$12.37	$4,900	2.79%	0.25%	to	1.50%	7.96%	to	9.28%
2012		326	$10.68	to	$11.32	$3,570	1.85%	0.25%	to	1.50%	10.33%	to	11.64%
2011		305	$9.68	to	$10.14	$3,018	0.54%	0.25%	to	1.50%	-2.22%	to	-0.88%
2010		247	$9.90	to	$10.23	$2,487	1.49%	0.25%	to	1.50%	9.51%	to	10.95%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2014		7		$21.99		$153	1.37%		0.35%			11.74%
2013		7		$19.68		$140	0.77%		0.35%			30.68%
2012		8		$15.06		$119	0.87%		0.35%			15.67%
2011		8		$13.02		$110	1.08%		0.35%			-3.77%
2010		6		$13.53		$76	1.56%		0.35%			21.35%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2014		1,017	$14.77	to	$19.45	$19,231	1.62%	0.00%	to	1.40%	11.19%	to	12.75%
2013		1,158	$13.22	to	$17.25	$19,547	1.41%	0.00%	to	1.40%	29.96%	to	31.78%
2012		774	$12.65	to	$13.09	$10,028	0.02%	0.00%	to	1.40%	14.90%	to	15.43%
2011	09/19/2011	-	$11.01	to	$11.08	$5	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2014		2,229	$18.32	to	$32.79	$60,125	1.27%	0.00%	to	1.50%	10.79%	to	12.81%
2013		2,324	$16.43	to	$29.16	$57,450	1.13%	0.00%	to	1.50%	29.40%	to	31.40%
2012		2,169	$13.08	to	$22.20	$43,640	1.22%	0.00%	to	1.50%	14.61%	to	16.40%
2011		2,497	$10.97	to	$19.08	$44,006	1.09%	0.00%	to	1.50%	-4.57%	to	-3.13%
2010		2,506	$11.41	to	$19.70	$45,970	1.09%	0.00%	to	1.50%	20.15%	to	22.06%
VY® Baron Growth Portfolio - Adviser Class
2014		20		$21.18		$420	-		0.35%			3.67%
2013		28		$20.43		$571	0.60%		0.35%			38.04%
2012		96		$14.80		$1,419	-		0.35%			18.97%
2011		99		$12.44		$1,233	-		0.35%			1.55%
2010		102		$12.25		$1,247	-		0.35%			25.77%
VY® Baron Growth Portfolio - Service Class
2014		6,191	$11.08	to	$34.97	$175,509	0.07%	0.00%	to	1.55%	2.76%	to	4.35%
2013		6,705	$10.75	to	$33.72	$186,035	1.30%	0.00%	to	1.55%	36.74%	to	38.89%
2012		6,184	$11.46	to	$24.57	$129,571	-	0.00%	to	1.55%	17.77%	to	19.72%
2011		6,828	$9.66	to	$20.75	$121,607	-	0.00%	to	1.55%	0.69%	to	2.27%
2010		6,913	$9.54	to	$20.51	$122,371	-	0.00%	to	1.75%	24.28%	to	26.62%
VY® Columbia Contrarian Core Portfolio - Service Class
2014		554	$13.53	to	$33.07	$15,271	0.77%	0.00%	to	1.50%	11.13%	to	12.88%
2013		598	$12.10	to	$29.32	$14,676	1.41%	0.00%	to	1.50%	32.75%	to	34.79%
2012		653	$9.06	to	$21.76	$12,097	0.30%	0.00%	to	1.50%	10.57%	to	12.31%
2011		730	$8.15	to	$19.38	$11,915	0.99%	0.00%	to	1.50%	-6.09%	to	-4.66%
2010		843	$8.62	to	$20.33	$14,440	0.40%	0.00%	to	1.50%	10.40%	to	12.01%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2014		17		$15.23		$254	0.38%		0.35%			3.75%
2013		18		$14.68		$270	0.73%		0.35%			39.15%
2012		26		$10.55		$279	0.39%		0.35%			13.56%
2011		25		$9.29		$234	0.77%		0.35%			-3.23%
2010		3		$9.60		$26	-		0.35%			24.51%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Service Class
2014		293	$15.08	to	$17.12	$4,730	0.18%	0.00%	to	1.50%	2.82%	to	4.33%
2013		337	$14.58	to	$16.45	$5,258	0.84%	0.00%	to	1.50%	37.89%	to	40.00%
2012		293	$10.51	to	$11.78	$3,292	0.25%	0.00%	to	1.50%	12.47%	to	14.14%
2011		312	$9.31	to	$10.34	$3,093	0.51%	0.00%	to	1.50%	-4.18%	to	-2.65%
2010		231	$9.81	to	$10.66	$2,367	1.31%	0.00%	to	1.50%	23.49%	to	24.97%
VY® Fidelity® VIP Mid Cap Portfolio - Service Class
2014		278	$14.73	to	$19.33	$4,092	4.64%	0.00%	to	0.45%	5.21%	to	5.69%
2013		333	$14.00	to	$18.29	$4,661	0.04%	0.00%	to	0.45%	34.74%	to	35.38%
2012		437	$10.39	to	$13.51	$4,543	-	0.00%	to	0.45%		14.30%
2011		692	$11.51	to	$11.82	$7,970	0.17%	0.00%	to	0.50%	-11.53%	to	-11.13%
2010		1,084	$13.01	to	$13.30	$14,099	0.52%	0.00%	to	0.50%	27.55%	to	28.13%
VY® Invesco Comstock Portfolio - Adviser Class
2014		27		$17.95		$482	1.94%		0.35%			8.46%
2013		27		$16.55		$444	0.51%		0.35%			34.33%
2012		27		$12.32		$334	0.95%		0.35%			17.89%
2011		28		$10.45		$297	1.32%		0.35%			-2.70%
2010		29		$10.74		$307	1.02%		0.35%			14.38%
VY® Invesco Comstock Portfolio - Service Class
2014		3,702	$14.52	to	$24.48	$76,270	1.94%	0.00%	to	1.95%	6.98%	to	9.18%
2013		3,594	$13.42	to	$22.70	$69,828	0.81%	0.00%	to	1.95%	32.35%	to	35.10%
2012		3,281	$10.03	to	$17.01	$48,799	1.24%	0.00%	to	1.95%	16.31%	to	18.73%
2011		3,682	$8.53	to	$14.49	$46,669	1.37%	0.00%	to	1.95%	-3.92%	to	-2.12%
2010		4,016	$8.79	to	$14.95	$52,549	1.29%	0.00%	to	1.95%	12.86%	to	15.17%
VY® Invesco Equity and Income Portfolio - Adviser Class
2014		95		$17.67		$1,674	1.61%		0.35%			8.07%
2013		50		$16.35		$811	1.05%		0.35%			23.86%
2012		54		$13.20		$712	1.62%		0.35%			11.86%
2011		55		$11.80		$649	2.05%		0.35%			-1.91%
2010		43		$12.03		$523	1.38%		0.35%			11.39%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2014		20,175	$10.23	to	$20.99	$350,430	1.75%	0.00%	to	1.95%	1.44%	to	11.71%
2013		15,175	$13.78	to	$19.26	$260,310	1.40%	0.00%	to	1.95%	20.81%	to	30.53%
2012		16,784	$11.13	to	$15.37	$232,827	2.34%	0.00%	to	1.95%	5.06%	to	12.81%
2011		18,261	$9.95	to	$13.67	$228,833	2.23%	0.00%	to	1.95%	-3.03%	to	-1.01%
2010		19,572	$10.15	to	$13.81	$249,741	1.82%	0.00%	to	1.95%	10.19%	to	17.25%
VY® Invesco Equity and Income Portfolio - Service Class
2014		229	$10.57	to	$60.47	$3,362	3.93%	0.00%	to	1.25%		7.61%
2013		6	$52.41	to	$54.02	$300	1.04%	1.00%	to	1.25%	23.09%	to	23.39%
2012		6	$42.58	to	$43.78	$277	1.98%	1.00%	to	1.25%	11.12%	to	11.40%
2011		6	$38.32	to	$39.30	$229	2.26%	1.00%	to	1.25%	-2.54%	to	-2.31%
2010		5	$39.32	to	$40.23	$214	1.65%	1.00%	to	1.25%	10.64%	to	10.92%
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2014		18		$22.26		$406	0.52%		0.35%			14.27%
2013		19		$19.48		$364	0.28%		0.35%			30.74%
2012		23		$14.90		$348	0.61%		0.35%			19.30%
2011		25		$12.49		$308	0.58%		0.35%			1.30%
2010		31		$12.33		$378	0.60%		0.35%			22.20%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2014		461		$15.06		$6,939	1.19%		0.95%			14.18%
2013		375		$13.19		$4,945	1.27%		0.95%			30.72%
2012	09/14/2012	90		$10.09		$904	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2014		2,205	$17.67	to	$35.87	$68,476	0.84%	0.00%	to	1.55%	13.20%	to	14.99%
2013		2,217	$15.51	to	$31.20	$60,174	0.65%	0.00%	to	1.55%	29.54%	to	31.58%
2012		1,951	$11.89	to	$23.72	$40,437	0.76%	0.00%	to	1.55%	18.23%	to	20.04%
2011		1,760	$10.00	to	$19.76	$30,683	0.83%	0.00%	to	1.50%	0.29%	to	1.88%
2010		1,790	$9.91	to	$19.41	$30,952	0.77%	0.00%	to	1.55%	21.11%	to	23.01%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Oppenheimer Global Portfolio - Adviser Class
2014		33		$17.17		$559	0.86%		0.35%			1.48%
2013		36		$16.92		$609	0.99%		0.35%			25.99%
2012		45		$13.43		$601	0.90%		0.35%			20.77%
2011		46		$11.12		$515	1.20%		0.35%			-8.93%
2010		40		$12.21		$483	1.39%		0.35%			15.08%
VY® Oppenheimer Global Portfolio - Initial Class
2014		30,400	$12.85	to	$21.73	$576,327	1.18%	0.00%	to	1.80%	-2.86%	to	5.83%
2013		33,227	$12.67	to	$21.19	$621,059	1.36%	0.00%	to	1.80%	17.76%	to	32.35%
2012		36,131	$10.06	to	$16.66	$540,715	1.29%	0.00%	to	1.80%	15.61%	to	21.70%
2011		40,001	$8.34	to	$13.73	$498,449	1.52%	0.00%	to	1.65%	-9.60%	to	-8.10%
2010		43,210	$9.16	to	$14.94	$591,369	1.57%	0.00%	to	1.80%	14.05%	to	21.88%
VY® Oppenheimer Global Portfolio - Service Class
2014		50	$21.26	to	$21.95	$1,101	1.02%	1.00%	to	1.25%	0.81%	to	1.11%
2013		49	$21.09	to	$21.71	$1,061	1.17%	1.00%	to	1.25%	25.31%	to	25.56%
2012		47	$16.83	to	$17.29	$815	1.10%	1.00%	to	1.25%	19.79%	to	20.15%
2011		44	$14.05	to	$14.39	$638	1.40%	1.00%	to	1.25%	-9.53%	to	-9.33%
2010		41	$15.53	to	$15.87	$647	1.41%	1.00%	to	1.25%	14.36%	to	14.67%
VY® Pioneer High Yield Portfolio - Initial Class
2014		2,359	$17.04	to	$20.67	$43,987	5.14%	0.00%	to	1.95%	-1.64%	to	0.34%
2013		1,896	$17.14	to	$20.60	$35,918	4.80%	0.00%	to	1.95%	10.14%	to	12.34%
2012		1,358	$15.39	to	$18.34	$23,376	6.02%	0.00%	to	1.95%	13.96%	to	16.22%
2011		1,281	$13.37	to	$15.78	$19,191	6.17%	0.00%	to	1.95%	-2.62%	to	-0.69%
2010		1,177	$13.58	to	$15.89	$17,901	6.06%	0.00%	to	1.95%	16.67%	to	19.10%
VY® Pioneer High Yield Portfolio - Service Class
2014		41	$17.98	to	$19.78	$788	4.71%	0.25%	to	1.35%	-1.21%	to	-0.15%
2013		36	$18.20	to	$19.81	$698	4.30%	0.25%	to	1.35%	10.68%	to	11.38%
2012		27	$16.41	to	$17.31	$466	5.82%	0.60%	to	1.40%	14.35%	to	15.08%
2011		27	$14.41	to	$15.25	$393	5.50%	0.35%	to	1.35%	-2.31%	to	-1.29%
2010		25	$14.71	to	$15.45	$370	5.44%	0.35%	to	1.40%	17.02%	to	18.30%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2014		18		$21.65		$386	-		0.35%			10.91%
2013		20		$19.52		$389	0.23%		0.35%			33.97%
2012		32		$14.57		$465	-		0.35%			15.27%
2011		32		$12.64		$409	0.23%		0.35%			-4.53%
2010		34		$13.24		$451	-		0.35%			27.31%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2014		17,649	$16.72	to	$37.97	$404,023	0.27%	0.00%	to	1.50%	4.50%	to	14.29%
2013		18,991	$15.09	to	$23.21	$393,263	0.29%	0.00%	to	1.50%	29.45%	to	38.68%
2012		20,973	$11.26	to	$17.17	$324,303	0.52%	0.00%	to	1.50%	11.41%	to	16.10%
2011		22,944	$9.79	to	$14.79	$309,528	0.35%	0.00%	to	1.50%	-5.15%	to	-3.64%
2010		24,412	$10.25	to	$15.35	$345,307	0.28%	0.00%	to	1.50%	26.65%	to	31.82%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2014		53	$16.17	to	$24.79	$1,070	-	0.00%	to	1.30%	10.19%	to	11.67%
2013		48	$14.67	to	$22.20	$859	0.14%	0.00%	to	1.30%	33.06%	to	34.71%
2012		43	$11.02	to	$16.48	$586	0.17%	0.00%	to	1.30%	14.43%	to	15.89%
2011		47	$9.63	to	$14.22	$580	0.18%	0.00%	to	1.25%	-5.12%	to	-3.92%
2010		43	$10.15	to	$14.80	$562	-	0.00%	to	1.25%	26.47%	to	28.14%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2014		73		$20.36		$1,484	-		0.35%			7.78%
2013		83		$18.89		$1,561	-		0.35%			38.08%
2012		89		$13.68		$1,224	-		0.35%			17.93%
2011		98		$11.60		$1,139	-		0.35%			-1.94%
2010		101		$11.83		$1,195	-		0.35%			15.87%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2014		9,293	$15.91	to	$48.96	$337,335	-	0.00%	to	1.50%	7.06%	to	8.71%
2013		9,672	$14.77	to	$45.48	$326,039	0.02%	0.00%	to	1.50%	37.17%	to	39.28%
2012		9,885	$10.71	to	$32.97	$247,651	0.17%	0.00%	to	1.50%	17.11%	to	18.92%
2011		9,608	$9.08	to	$28.03	$208,716	-	0.00%	to	1.50%	-2.57%	to	-1.06%
2010		10,050	$9.27	to	$28.62	$223,428	0.04%	0.00%	to	1.50%	15.11%	to	16.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2014		180	$20.39	to	$24.39	$4,148	-	0.00%	to	1.45%	6.87%	to	8.40%
2013		182	$18.89	to	$22.72	$3,895	0.03%	0.00%	to	1.55%	36.78%	to	38.90%
2012		176	$13.81	to	$16.52	$2,729	-	0.00%	to	1.55%	16.74%	to	18.62%
2011		156	$11.83	to	$14.07	$2,053	-	0.00%	to	1.55%	-2.79%	to	-1.33%
2010		152	$12.17	to	$14.40	$2,022	0.06%	0.00%	to	1.55%	14.81%	to	16.61%
VY® Templeton Foreign Equity Portfolio - Adviser Class
2014		40		$10.13		$409	2.11%		0.35%			-7.40%
2013		49		$10.94		$539	1.09%		0.35%			19.30%
2012		61		$9.17		$562	1.18%		0.35%			17.87%
2011		59		$7.78		$457	2.05%		0.35%			-12.68%
2010		36		$8.91		$324	1.86%		0.35%			7.87%
VY® Templeton Foreign Equity Portfolio - Initial Class
2014		9,958	$9.63	to	$10.73	$99,808	2.55%	0.00%	to	1.50%	-7.97%	to	-6.53%
2013		10,606	$10.46	to	$11.48	$114,872	1.48%	0.00%	to	1.50%	18.46%	to	20.21%
2012		11,465	$8.83	to	$9.55	$104,253	1.62%	0.00%	to	1.50%	17.08%	to	18.93%
2011		10,100	$7.54	to	$8.03	$77,991	1.95%	0.00%	to	1.50%	-13.36%	to	-12.05%
2010		10,877	$8.70	to	$9.13	$96,382	2.20%	0.00%	to	1.50%	7.22%	to	9.74%
VY® Templeton Foreign Equity Portfolio - Service Class
2014		26	$11.37	to	$12.84	$328	2.03%	0.00%	to	1.40%	-8.23%	to	-6.89%
2013		27	$12.39	to	$13.79	$362	1.24%	0.00%	to	1.40%	18.34%	to	19.91%
2012		25	$10.47	to	$11.50	$284	2.16%	0.00%	to	1.40%	16.98%	to	18.68%
2011		9	$8.95	to	$9.69	$86	1.15%	0.00%	to	1.40%	-13.44%	to	-12.23%
2010		8	$10.32	to	$11.04	$88	2.76%	0.00%	to	1.45%	7.04%	to	8.55%
Voya Core Equity Research Fund - Class A
2014		7	$23.57	to	$25.32	$167	1.82%	0.35%	to	1.55%	8.40%	to	9.42%
2013		7	$22.13	to	$23.14	$162	0.57%	0.35%	to	1.25%	28.96%	to	30.15%
2012		11	$17.16	to	$17.78	$190	1.06%	0.35%	to	1.25%	16.02%	to	17.05%
2011		13	$14.79	to	$15.19	$189	1.03%	0.35%	to	1.25%	-1.66%	to	-0.78%
2010		13	$14.99	to	$15.29	$200	0.61%	0.40%	to	1.40%	10.95%	to	12.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Conservative Portfolio - Class I
2014		1,725	$12.95	to	$28.93	$38,249	2.71%	0.00%	to	1.50%	4.98%	to	6.63%
2013		1,821	$12.26	to	$27.13	$37,570	2.58%	0.00%	to	1.60%	10.41%	to	12.39%
2012		1,798	$11.03	to	$24.14	$33,238	2.70%	0.00%	to	1.70%	10.62%	to	12.32%
2011		1,920	$9.91	to	$21.55	$31,636	4.08%	0.00%	to	1.60%	0.18%	to	1.80%
2010		1,876	$9.82	to	$21.17	$30,602	4.39%	0.00%	to	1.60%	9.40%	to	11.10%
Voya Strategic Allocation Growth Portfolio - Class I
2014		3,394	$12.34	to	$30.84	$75,559	2.04%	0.00%	to	1.95%	4.45%	to	6.63%
2013		3,607	$11.68	to	$28.95	$76,061	1.71%	0.00%	to	1.95%	20.03%	to	22.45%
2012		3,688	$9.63	to	$23.66	$64,806	1.57%	0.00%	to	1.95%	12.70%	to	15.09%
2011		3,981	$8.45	to	$20.63	$61,425	2.68%	0.00%	to	1.95%	-4.75%	to	-2.89%
2010		4,056	$8.78	to	$21.25	$65,533	3.58%	0.00%	to	1.95%	10.82%	to	13.15%
Voya Strategic Allocation Moderate Portfolio - Class I
2014		3,238	$12.54	to	$29.32	$68,770	2.33%	0.00%	to	1.60%	4.94%	to	6.71%
2013		3,358	$11.86	to	$27.50	$67,281	2.15%	0.00%	to	1.60%	14.74%	to	16.58%
2012		3,554	$10.27	to	$23.66	$61,420	2.13%	0.00%	to	1.70%	11.85%	to	13.66%
2011		3,774	$9.12	to	$20.83	$57,881	3.49%	0.00%	to	1.60%	-2.21%	to	-0.57%
2010		3,928	$9.26	to	$20.95	$61,501	3.92%	0.00%	to	1.60%	10.25%	to	12.15%
Voya Growth and Income Portfolio - Class A
2014		101		$15.77		$1,598	1.56%		0.35%			9.82%
2013		111		$14.36		$1,598	1.09%		0.35%			29.60%
2012		71		$11.08		$785	1.34%		0.35%			14.82%
2011		89		$9.65		$856	1.09%		0.35%			-1.03%
2010		62		$9.75		$606	0.99%		0.35%			13.11%
Voya Growth and Income Portfolio - Class I
2014		37,723	$14.38	to	$502.14	$1,371,748	1.94%	0.00%	to	1.95%	8.58%	to	10.72%
2013		41,976	$13.11	to	$457.82	$1,391,126	1.38%	0.00%	to	1.95%	28.10%	to	31.00%
2012		42,100	$10.12	to	$353.70	$1,068,514	1.84%	0.00%	to	1.95%	13.53%	to	15.77%
2011		47,467	$8.82	to	$308.39	$1,044,149	1.24%	0.00%	to	1.95%	-2.23%	to	-0.22%
2010		52,699	$8.93	to	$312.14	$1,177,617	1.06%	0.00%	to	1.95%	11.92%	to	14.24%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class S
2014		15	$15.29	to	$22.95	$281	1.62%	0.10%	to	1.55%	8.70%	to	10.33%
2013		12	$13.98	to	$20.81	$212	0.06%	0.10%	to	1.55%	28.36%	to	30.26%
2012		533	$10.84	to	$16.04	$6,121	1.47%	0.00%	to	1.55%	13.73%	to	15.45%
2011		737	$9.58	to	$13.95	$7,254	2.00%	0.00%	to	1.55%	-1.72%	to	-0.50%
2010		141	$9.70	to	$14.09	$1,467	1.02%	0.00%	to	1.50%	12.15%	to	13.84%
Voya Index Plus LargeCap Portfolio - Class I
2014		11,978	$13.30	to	$37.36	$348,666	1.47%	0.00%	to	1.95%	11.70%	to	13.92%
2013		12,649	$11.85	to	$32.83	$325,012	1.82%	0.00%	to	1.95%	30.24%	to	32.92%
2012		13,613	$9.05	to	$24.77	$269,213	1.66%	0.00%	to	1.95%	12.30%	to	14.50%
2011		15,065	$8.03	to	$21.65	$262,851	1.90%	0.00%	to	1.95%	-2.07%	to	-0.05%
2010		16,582	$8.16	to	$21.66	$292,131	1.93%	0.00%	to	1.95%	11.70%	to	14.02%
Voya Index Plus LargeCap Portfolio - Class S
2014		18		$17.76		$318	1.23%		0.35%			13.12%
2013		21		$15.70		$335	1.42%		0.35%			32.27%
2012		31		$11.87		$368	1.60%		0.35%			13.70%
2011		37		$10.44		$383	1.64%		0.35%			-0.76%
2010		33		$10.52		$348	1.94%		0.35%			13.24%
Voya Index Plus MidCap Portfolio - Class I
2014		9,910	$15.76	to	$46.11	$366,118	0.77%	0.00%	to	1.95%	7.44%	to	9.90%
2013		10,694	$14.52	to	$42.09	$365,883	1.15%	0.00%	to	1.95%	31.89%	to	34.56%
2012		11,422	$10.89	to	$31.28	$298,981	0.91%	0.00%	to	1.95%	15.57%	to	17.73%
2011		12,437	$9.33	to	$26.58	$280,455	0.84%	0.00%	to	1.85%	-2.94%	to	-1.12%
2010		13,426	$9.53	to	$26.88	$307,653	1.06%	0.00%	to	2.10%	19.36%	to	21.95%
Voya Index Plus MidCap Portfolio - Class S
2014		19		$19.37		$364	0.69%		0.35%			8.94%
2013		28		$17.78		$503	0.90%		0.35%			33.78%
2012		29		$13.29		$387	0.52%		0.35%			16.99%
2011		34		$11.36		$389	0.41%		0.35%			-1.73%
2010		51		$11.56		$590	0.94%		0.35%			21.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class I
2014		5,601	$15.13	to	$32.63	$149,688	0.63%	0.00%	to	1.95%	3.40%	to	5.43%
2013		6,051	$14.48	to	$30.95	$154,881	0.94%	0.00%	to	1.95%	39.95%	to	42.71%
2012		6,083	$10.24	to	$21.69	$109,978	0.58%	0.00%	to	1.95%	10.36%	to	12.38%
2011		6,805	$9.19	to	$19.30	$110,537	0.86%	0.00%	to	1.80%	-2.52%	to	-0.72%
2010		7,455	$9.34	to	$19.44	$122,910	0.69%	0.00%	to	2.10%	20.30%	to	22.86%
Voya Index Plus SmallCap Portfolio - Class S
2014		16		$17.50		$278	0.39%		0.35%			4.92%
2013		14		$16.68		$236	0.49%		0.35%			41.72%
2012		15		$11.77		$176	-		0.35%			11.78%
2011		17		$10.53		$181	0.60%		0.35%			-1.31%
2010		14		$10.67		$154	0.72%		0.35%			22.08%
Voya International Index Portfolio - Class I
2014		2,753	$8.78	to	$16.46	$26,942	0.83%	0.00%	to	1.65%	-7.48%	to	-5.95%
2013		2,524	$9.41	to	$17.67	$26,714	2.24%	0.00%	to	1.80%	19.26%	to	21.45%
2012		2,347	$7.89	to	$14.68	$20,592	2.78%	0.00%	to	1.80%	16.54%	to	18.84%
2011		2,344	$6.77	to	$12.49	$17,553	2.70%	0.00%	to	1.80%	-13.76%	to	-12.20%
2010		2,334	$7.85	to	$14.36	$20,151	3.45%	0.00%	to	1.80%	6.27%	to	8.01%
Voya International Index Portfolio - Class S
2014		-		$15.95		$7	-		0.35%			-6.51%
2013		-		$17.06		$6	-		0.35%			20.65%
2012		-		$14.14		$5	-		0.35%			18.03%
2011		1		$11.98		$7	-		0.35%			-12.75%
2010		1		$13.73		$13	6.25%		0.35%			7.27%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2014		769	$23.33	to	$25.39	$18,455	1.11%	0.00%	to	1.50%	11.41%	to	13.10%
2013		563	$20.94	to	$22.45	$12,039	1.35%	0.00%	to	1.50%	30.06%	to	31.98%
2012		547	$16.10	to	$17.01	$8,965	1.14%	0.00%	to	1.50%	12.75%	to	14.47%
2011		367	$14.28	to	$14.86	$5,308	1.31%	0.00%	to	1.50%	2.66%	to	4.21%
2010		274	$13.91	to	$14.26	$3,841	0.64%	0.00%	to	1.50%	11.10%	to	12.82%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2014		43	$23.54	to	$25.04	$1,040	1.10%	0.00%	to	1.10%	11.95%	to	12.74%
2013		45	$21.00	to	$22.21	$956	1.17%	0.00%	to	1.20%	30.17%	to	31.71%
2012		36	$16.02	to	$16.87	$585	0.86%	0.00%	to	1.35%	12.78%	to	14.26%
2011		41	$14.06	to	$14.63	$581	1.10%	0.00%	to	1.35%	2.52%	to	3.87%
2010		37	$13.60	to	$14.12	$508	0.46%	0.00%	to	1.35%	10.94%	to	12.47%
Voya Russell™ Large Cap Index Portfolio - Class I
2014		3,365	$14.76	to	$16.39	$52,083	1.45%	0.00%	to	1.65%	11.06%	to	12.96%
2013		2,704	$13.18	to	$14.51	$37,350	1.48%	0.00%	to	1.80%	29.72%	to	32.03%
2012		2,210	$10.16	to	$10.99	$23,318	2.28%	0.00%	to	1.80%	13.39%	to	15.56%
2011		1,513	$8.96	to	$9.51	$13,923	1.53%	0.00%	to	1.80%	0.79%	to	2.59%
2010		1,295	$8.89	to	$9.27	$11,717	3.25%	0.00%	to	1.80%	10.48%	to	12.23%
Voya Russell™ Large Cap Index Portfolio - Class S
2014		17		$23.81		$412	0.95%		0.95%			11.52%
2013		10		$21.35		$221	0.70%		0.95%			30.50%
2012		4		$16.36		$65	2.70%		0.95%			14.17%
2011		1		$14.33		$9	-		0.95%			1.20%
2010	10/04/2010	1		$14.16		$10	(a)		0.95%			(a)
Voya Russell™ Large Cap Value Index Portfolio - Class I
2014		18	$21.54	to	$21.66	$399	1.57%	1.15%	to	1.25%	11.03%	to	11.13%
2013		19	$19.40	to	$19.49	$365	1.61%	1.15%	to	1.25%	30.20%	to	30.37%
2012		17	$14.90	to	$14.95	$255	1.82%	1.15%	to	1.25%	14.79%	to	14.91%
2011		14	$12.98	to	$13.01	$184	1.22%	1.15%	to	1.25%	-0.38%	to	-0.31%
2010		11	$13.03	to	$13.05	$145	1.79%	1.15%	to	1.25%	9.96%	to	10.03%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2014		382	$20.94	to	$22.79	$8,242	1.23%	0.00%	to	1.50%	10.56%	to	12.21%
2013		312	$18.94	to	$20.31	$6,058	1.54%	0.00%	to	1.50%	29.46%	to	31.46%
2012		264	$14.63	to	$15.45	$3,936	1.55%	0.00%	to	1.50%	14.21%	to	15.90%
2011		215	$12.81	to	$13.33	$2,795	1.56%	0.00%	to	1.50%	-0.93%	to	0.60%
2010		180	$12.93	to	$13.25	$2,346	1.44%	0.00%	to	1.50%	9.48%	to	11.16%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2014		387	$25.30	to	$27.53	$10,138	0.21%	0.00%	to	1.50%	9.48%	to	11.10%
2013		358	$23.11	to	$24.78	$8,513	0.67%	0.00%	to	1.50%	32.89%	to	34.89%
2012		325	$17.39	to	$18.37	$5,776	0.35%	0.00%	to	1.50%	13.73%	to	15.46%
2011		335	$15.29	to	$15.91	$5,207	0.45%	0.00%	to	1.50%	-3.65%	to	-2.15%
2010		291	$15.87	to	$16.26	$4,652	0.29%	0.00%	to	1.50%	23.98%	to	25.85%
Voya Russell™ Mid Cap Index Portfolio - Class I
2014		3,618	$16.29	to	$18.17	$62,848	0.96%	0.00%	to	1.65%	10.89%	to	12.72%
2013		2,845	$14.57	to	$16.12	$44,130	1.11%	0.00%	to	1.80%	31.86%	to	34.11%
2012		2,011	$11.05	to	$12.02	$23,380	0.87%	0.00%	to	1.80%	14.86%	to	17.04%
2011		786	$9.62	to	$10.27	$7,784	1.25%	0.00%	to	1.80%	-3.61%	to	-2.12%
2010		638	$9.98	to	$10.40	$6,503	0.52%	0.25%	to	1.80%	23.31%	to	25.00%
Voya Russell™ Small Cap Index Portfolio - Class I
2014		1,730	$16.31	to	$18.20	$29,802	0.98%	0.00%	to	1.65%	3.23%	to	4.96%
2013		1,437	$15.67	to	$17.34	$23,761	1.25%	0.00%	to	1.80%	36.26%	to	38.72%
2012		1,049	$11.50	to	$12.50	$12,589	0.79%	0.00%	to	1.80%	13.97%	to	16.06%
2011		648	$10.09	to	$10.77	$6,728	0.90%	0.00%	to	1.80%	-5.61%	to	-3.93%
2010		482	$10.69	to	$11.21	$5,262	0.47%	0.00%	to	1.80%	24.51%	to	26.16%
Voya Small Company Portfolio - Class I
2014		3,880	$16.28	to	$56.62	$151,114	0.35%	0.00%	to	1.50%	4.94%	to	6.51%
2013		4,235	$15.42	to	$52.98	$155,627	0.51%	0.00%	to	1.50%	35.67%	to	37.83%
2012		4,493	$11.29	to	$38.48	$122,521	0.41%	0.00%	to	1.50%	12.81%	to	14.53%
2011		4,827	$9.95	to	$33.68	$116,910	0.40%	0.00%	to	1.50%	-3.94%	to	-2.48%
2010		5,153	$10.30	to	$34.54	$129,660	0.52%	0.00%	to	1.50%	22.55%	to	24.44%
Voya Small Company Portfolio - Class S
2014		14		$21.36		$301	-		0.35%			5.90%
2013		15		$20.17		$299	0.40%		0.35%			36.93%
2012		14		$14.73		$207	-		0.35%			13.83%
2011		14		$12.94		$184	-		0.35%			-3.00%
2010		11		$13.34		$149	-		0.35%			23.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Value Portfolio - Class I
2014		3,643	$8.20	to	$17.36	$52,469	3.33%	0.00%	to	1.50%	-6.40%	to	-4.93%
2013		4,006	$8.71	to	$18.26	$62,868	2.58%	0.00%	to	1.55%	19.44%	to	21.25%
2012		4,356	$7.25	to	$15.06	$59,954	2.51%	0.00%	to	1.50%	17.41%	to	19.24%
2011		5,279	$6.14	to	$12.70	$62,017	2.61%	0.00%	to	1.55%	-16.21%	to	-14.84%
2010		6,060	$7.28	to	$15.07	$84,378	2.04%	0.00%	to	1.70%	0.73%	to	2.49%
Voya International Value Portfolio - Class S
2014		12		$12.69		$148	3.23%		0.35%			-5.51%
2013		17		$13.43		$224	2.26%		0.35%			20.45%
2012		20		$11.15		$218	2.34%		0.35%			18.62%
2011		22		$9.40		$210	2.54%		0.35%			-15.24%
2010		24		$11.09		$263	1.83%		0.35%			1.93%
Voya MidCap Opportunities Portfolio - Class I
2014		5,371	$13.03	to	$31.20	$131,603	0.41%	0.00%	to	1.50%	7.23%	to	8.85%
2013		5,043	$12.14	to	$28.81	$113,492	0.04%	0.00%	to	1.50%	29.99%	to	31.99%
2012		2,646	$9.83	to	$21.94	$49,515	0.59%	0.00%	to	1.50%	12.48%	to	14.21%
2011		1,972	$11.38	to	$19.31	$32,603	-	0.00%	to	1.50%	-1.94%	to	-0.51%
2010		1,410	$11.54	to	$18.47	$23,611	0.72%	0.00%	to	1.50%	28.37%	to	30.35%
Voya MidCap Opportunities Portfolio - Class S
2014		67	$18.59	to	$25.19	$1,396	0.29%	0.20%	to	1.55%	6.90%	to	8.16%
2013		74	$17.39	to	$23.29	$1,401	-	0.00%	to	1.55%	29.68%	to	31.62%
2012		122	$13.41	to	$17.75	$1,742	0.42%	0.00%	to	1.55%	12.33%	to	13.94%
2011		164	$12.00	to	$15.64	$2,056	-	0.00%	to	1.35%	-2.12%	to	-0.97%
2010		198	$12.22	to	$15.81	$2,514	0.57%	0.15%	to	1.75%		29.48%
Voya SmallCap Opportunities Portfolio - Class I
2014		2,382	$11.05	to	$28.97	$42,392	-	0.00%	to	1.75%	4.01%	to	5.63%
2013		2,427	$13.46	to	$27.49	$41,575	-	0.00%	to	1.50%	37.03%	to	39.05%
2012		2,283	$9.77	to	$19.73	$28,744	-	0.00%	to	1.75%	13.45%	to	14.88%
2011		1,989	$10.26	to	$17.18	$21,998	-	0.20%	to	1.50%	-0.68%	to	0.60%
2010		1,873	$10.33	to	$17.09	$20,701	-	0.00%	to	1.50%	30.43%	to	32.13%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class S
2014		6		$23.41		$139	-		0.35%			4.98%
2013		5		$22.30		$108	-		0.35%			38.25%
2012		5		$16.13		$80	-		0.35%			14.56%
2011		6		$14.08		$86	-		0.35%			0.14%
2010		15		$14.06		$213	-		0.35%			31.65%
Wanger International
2014		3,757	$11.02	to	$13.06	$46,020	1.53%	0.00%	to	1.60%	-5.94%	to	-4.35%
2013		3,586	$11.63	to	$13.66	$46,354	2.71%	0.00%	to	1.60%	20.51%	to	22.40%
2012		3,149	$9.59	to	$11.16	$33,558	1.33%	0.00%	to	1.60%	19.74%	to	21.64%
2011		2,787	$7.96	to	$9.18	$24,628	5.06%	0.00%	to	1.50%	-15.91%	to	-14.60%
2010		2,483	$9.42	to	$10.75	$25,898	2.55%	0.00%	to	1.55%	23.00%	to	25.03%
Wanger Select
2014		3,331	$12.99	to	$24.14	$73,151	-	0.00%	to	1.75%	1.39%	to	3.43%
2013		4,455	$12.71	to	$23.40	$96,025	0.28%	0.00%	to	1.75%	32.27%	to	34.62%
2012		5,096	$9.53	to	$17.39	$82,307	0.44%	0.00%	to	1.75%	16.36%	to	18.47%
2011		5,695	$8.12	to	$14.68	$78,376	2.26%	0.00%	to	1.75%	-19.10%	to	-17.67%
2010		6,108	$9.95	to	$17.83	$102,870	0.53%	0.00%	to	1.75%	24.65%	to	26.60%
Wanger USA
2014		2,947	$13.70	to	$25.84	$68,668	-	0.00%	to	1.75%	2.96%	to	4.79%
2013		3,280	$13.20	to	$24.83	$73,254	0.14%	0.00%	to	1.75%	31.46%	to	33.78%
2012		3,344	$9.97	to	$18.69	$56,213	0.36%	0.00%	to	1.75%	18.15%	to	20.04%
2011		2,848	$9.63	to	$15.69	$40,134	-	0.00%	to	1.50%	-4.88%	to	-3.46%
2010		2,442	$10.06	to	$16.37	$35,896	-	0.00%	to	1.50%	21.50%	to	23.35%
Washington Mutual Investors FundSM - Class R-3
2014		242	$17.84	to	$21.12	$4,859	1.46%	0.00%	to	1.55%	9.11%	to	10.81%
2013		260	$16.35	to	$19.06	$4,722	1.98%	0.00%	to	1.55%	29.45%	to	31.45%
2012		317	$12.63	to	$14.50	$4,381	1.92%	0.00%	to	1.55%	10.40%	to	12.06%
2011		361	$11.44	to	$12.94	$4,465	1.96%	0.00%	to	1.55%	5.05%	to	6.68%
2010		389	$10.89	to	$12.13	$4,515	1.98%	0.00%	to	1.55%	11.12%	to	13.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Washington Mutual Investors FundSM - Class R-4
2014		6,771	$14.52	to	$21.76	$132,246	1.70%	0.00%	to	1.50%	9.53%	to	11.16%
2013		6,678	$13.18	to	$19.59	$118,569	2.35%	0.00%	to	1.50%	29.82%	to	31.93%
2012		6,972	$10.09	to	$14.88	$94,956	2.25%	0.00%	to	1.50%	10.80%	to	12.47%
2011		7,177	$9.05	to	$13.14	$87,837	2.21%	0.00%	to	1.50%	5.41%	to	6.90%
2010		7,137	$8.54	to	$12.26	$82,473	2.28%	0.00%	to	1.50%	11.57%	to	13.43%
Wells Fargo Advantage Small Cap Value Fund - Class A
2014		7		$15.12		$108	0.90%		1.00%			2.44%
2013		8		$14.76		$115	-		1.00%			13.80%
2012		10		$12.97		$135	0.82%		1.00%			12.00%
2011		9		$11.58		$108	-		1.00%			-8.46%
2010		9		$12.65		$118	0.97%		1.00%			18.11%
Wells Fargo Advantage Special Small Cap Value Fund - Class A
2014		3,271	$15.93	to	$41.74	$118,489	0.75%	0.00%	to	1.50%	5.77%	to	7.34%
2013		3,477	$14.97	to	$38.91	$118,565	0.12%	0.00%	to	1.50%	36.00%	to	38.06%
2012		3,766	$10.94	to	$28.21	$94,083	-	0.00%	to	1.50%	11.78%	to	13.50%
2011		4,004	$9.73	to	$24.89	$89,066	-	0.00%	to	1.55%	-3.69%	to	-2.15%
2010		4,325	$10.04	to	$25.47	$99,165	-	0.00%	to	1.55%	20.70%	to	22.54%

(a)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company and subsidiaries as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Voya Retirement Insurance and Annuity Company and subsidiaries at December 31, 2014 and 2013, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2015

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $19,085.0 as of 2014 and $19,096.7 as of 2013)	$20,655.6	$19,944.4
Fixed maturities, at fair value using the fair value option	725.7	621.3
Equity securities, available-for-sale, at fair value (cost of $107.4 as of 2014 and $119.4 as of 2013)	121.9	134.9
Short-term investments	241.5	15.0
Mortgage loans on real estate, net of valuation allowance of $1.1 as of 2014 and $1.2 as of 2013	3,513.0	3,396.1
Policy loans	239.1	242.0
Limited partnerships/corporations	248.4	180.9
Derivatives	562.0	464.4
Securities pledged (amortized cost of $224.4 as of 2014 and $137.9 as of 2013)	235.3	140.1
Total investments	26,542.5	25,139.1
Cash and cash equivalents	481.2	378.9
Short-term investments under securities loan agreements, including collateral delivered	325.4	135.8
Accrued investment income	285.2	285.0
Reinsurance recoverable	1,929.5	2,016.6
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	939.1	1,189.7
Notes receivable from affiliate	175.0	175.0
Current income tax recoverable	10.1	—
Due from affiliates	60.6	62.9
Property and equipment	74.8	78.4
Other assets	170.0	114.0
Assets held in separate accounts	62,808.1	60,104.9
Total assets	$93,801.5	$89,680.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$25,129.9	$24,589.6
Payable for securities purchased	12.1	13.7
Payables under securities loan agreements, including collateral held	617.1	264.4
Long-term debt	4.9	4.9
Due to affiliates	111.1	121.6
Derivatives	217.0	216.6
Current income tax payable to Parent	—	74.1
Deferred income taxes	367.5	190.1
Other liabilities	572.0	347.0
Liabilities related to separate accounts	62,808.1	60,104.9
Total liabilities	89,839.7	85,926.9

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2014 and 2013; $50 par value per share)	2.8	2.8
Additional paid-in capital	3,583.9	3,953.3
Accumulated other comprehensive income (loss)	841.5	495.4
Retained earnings (deficit)	(466.4)	(698.1)
Total shareholder's equity	3,961.8	3,753.4
Total liabilities and shareholder's equity	$93,801.5	$89,680.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Revenues:
Net investment income	$1,389.4	$1,367.0	$1,348.8
Fee income	784.1	744.3	648.8
Premiums	88.8	37.3	36.0
Broker-dealer commission revenue	244.9	242.1	225.5
Net realized capital gains (losses):
Total other-than-temporary impairments	(7.1)	(9.4)	(14.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	(3.5)	(3.2)
Net other-than-temporary impairments recognized in earnings	(7.1)	(5.9)	(10.9)
Other net realized capital gains (losses)	(132.5)	(136.3)	70.2
Total net realized capital gains (losses)	(139.6)	(142.2)	59.3
Other revenue	4.4	(1.8)	—
Total revenues	2,372.0	2,246.7	2,318.4
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	927.8	747.1	746.7
Operating expenses	783.9	707.7	696.5
Broker-dealer commission expense	244.9	242.1	225.5
Net amortization of Deferred policy acquisition costs and Value of business acquired	109.2	58.3	131.1
Interest expense	—	1.0	2.0
Total benefits and expenses	2,065.8	1,756.2	1,801.8
Income (loss) before income taxes	306.2	490.5	516.6
Income tax expense (benefit)	74.5	207.0	191.2
Net income (loss)	$231.7	$283.5	$325.4

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Net income (loss)	$231.7	$283.5	$325.4
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	531.8	(907.4)	408.7
Other-than-temporary impairments	5.1	2.7	10.6
Pension and other postretirement benefits liability	(2.2)	(2.2)	(2.2)
Other comprehensive income (loss), before tax	534.7	(906.9)	417.1
Income tax expense (benefit) related to items of other comprehensive income (loss)	188.6	(379.3)	141.6
Other comprehensive income (loss), after tax	346.1	(527.6)	275.5
Comprehensive income (loss)	$577.8	$(244.1)	$600.9

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2012	$2.8	$4,533.0	$747.5	$(1,307.0)	$3,976.3
Comprehensive income (loss):
Net income (loss)	—	—	—	325.4	325.4
Other comprehensive income (loss), after tax	—	—	275.5	—	275.5
Total comprehensive income (loss)					600.9
Dividends paid and distributions of capital	—	(340.0)	—	—	(340.0)
Employee related benefits	—	24.2	—	—	24.2
Balance at December 31, 2012	2.8	4,217.2	1,023.0	(981.6)	4,261.4
Comprehensive income (loss):
Net income (loss)	—	—	—	283.5	283.5
Other comprehensive income (loss), after tax	—	—	(527.6)	—	(527.6)
Total comprehensive income (loss)					(244.1)
Dividends paid and distributions of capital	—	(264.0)	—	—	(264.0)
Employee related benefits	—	0.1	—	—	0.1
Balance at December 31, 2013	2.8	3,953.3	495.4	(698.1)	3,753.4
Comprehensive income (loss):
Net income (loss)	—	—	—	231.7	231.7
Other comprehensive income (loss), after tax	—	—	346.1	—	346.1
Total comprehensive income (loss)					577.8
Dividends paid and distributions of capital	—	(371.0)	—	—	(371.0)
Employee related benefits	—	1.6	—	—	1.6
Balance at December 31, 2014	$2.8	$3,583.9	$841.5	$(466.4)	$3,961.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Operating Activities:
Net income (loss)	$231.7	$283.5	$325.4
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(77.4)	(79.5)	(88.1)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	110.9	60.1	133.1
Net accretion/amortization of discount/premium	9.6	24.4	20.7
Future policy benefits, claims reserves and interest credited	616.7	559.9	569.9
Deferred income tax expense (benefit)	(11.2)	62.3	9.5
Net realized capital (gains) losses	139.6	142.2	(59.3)
Depreciation	3.6	3.6	3.5
Change in:
Accrued investment income	(0.2)	(12.0)	(12.8)
Reinsurance recoverable	87.1	137.1	122.6
Other receivables and asset accruals	(59.0)	(7.3)	(44.8)
Due to/from affiliates	(8.2)	63.4	(77.8)
Other payables and accruals	71.0	(114.9)	125.0
Other, net	(10.6)	(18.5)	60.9
Net cash provided by operating activities	1,103.6	1,104.3	1,087.8
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,071.1	3,618.7	3,868.7
Equity securities, available-for-sale	14.1	0.7	2.4
Mortgage loans on real estate	504.6	270.9	492.2
Limited partnerships/corporations	43.9	35.1	339.4
Acquisition of:
Fixed maturities	(3,300.6)	(4,368.6)	(5,484.7)
Equity securities, available-for-sale	—	(9.2)	(0.7)
Mortgage loans on real estate	(621.3)	(794.2)	(991.3)
Limited partnerships/corporations	(103.1)	(20.0)	(46.1)
Derivatives, net	(25.2)	(276.6)	(36.4)
Policy loans, net	2.9	(1.1)	5.0
Short-term investments, net	(226.4)	664.9	(463.0)
Loan-Dutch State obligation, net	—	—	416.8
Collateral received (delivered), net	163.1	(38.5)	57.1
Purchases of fixed assets, net	—	(0.2)	(0.6)
Net cash used in investing activities	(476.9)	(918.1)	(1,841.2)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,355.5	$2,723.4	$2,884.3
Maturities and withdrawals from investment contracts	(2,580.4)	(2,709.3)	(2,292.6)
Receipts on deposit contracts	124.7	87.1	—
Settlements on deposit contracts	(54.9)	(7.9)	—
Short-term loans to affiliates, net	—	—	648.0
Excess tax benefits on share-based compensation	1.7	—	—
Dividends paid and return of capital distribution	(371.0)	(264.0)	(340.0)
Net cash (used in) provided by financing activities	(524.4)	(170.7)	899.7
Net increase in cash and cash equivalents	102.3	15.5	146.3
Cash and cash equivalents, beginning of year	378.9	363.4	217.1
Cash and cash equivalents, end of year	$481.2	$378.9	$363.4
Supplemental cash flow information:
Income taxes paid, net	$168.3	$102.6	$170.1

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC"), which changed its name from ING Life Insurance and Annuity Company on September 1, 2014, is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

Prior to May 2013, Voya Financial, Inc. (which changed its name from ING U.S., Inc. on April 7, 2014), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange. In 2009, ING Group announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, Inc., together with its subsidiaries, including the Company. On April 11, 2013, Voya Financial, Inc. (formerly ING U.S., Inc.) announced plans to rebrand as Voya Financial, Inc. On May 2, 2013, the common stock of Voya Financial, Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale by Voya Financial, Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect wholly owned subsidiary of ING Group and previously the sole stockholder of Voya Financial, Inc., of 44,201,773 shares of outstanding common stock of Voya Financial, Inc. (collectively, the "IPO"). On September 30, 2013, ING International transferred all of its shares of Voya Financial, Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of Voya Financial, Inc. in a registered public offering ("Secondary Offering"), reducing ING Group's ownership stake in Voya Financial, Inc. to 57%.

On March 25, 2014, ING Group completed a sale of 30,475,000 shares of common stock of Voya Financial, Inc. in a registered public offering (the "March 2014 Offering"). On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,255,853 shares of its common stock from ING Group (the "March 2014 Direct Share Repurchase") (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the "March 2014 Transactions"). Upon completion of the March 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to approximately 43%.

On September 8, 2014, ING Group completed a sale of 22,277,993 shares of common stock of Voya Financial, Inc. in a registered public offering (the "September 2014 Offering"). Also on September 8, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,722,007 shares of its common stock from ING Group (the "September 2014 Direct Share Buyback") (the September 2014 Offering and the September 2014 Direct Share Buyback collectively, the "September 2014 Transactions"). Upon completion of the September 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 32.5%.

On November 18, 2014, ING Group completed a sale of 30,030,013 shares of common stock of Voya Financial, Inc. in a registered public offering (the "November 2014 Offering"). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 4,469,987 shares of its common stock from ING Group (the "November 2014 Direct Share Repurchase") (the November 2014 Offering and the November 2014 Direct Share Repurchase collectively, the "November 2014 Transactions"). Upon completion of the November 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 19%.

On March 9, 2015, ING Group completed a sale of 32,018,100 shares of common stock of Voya Financial, Inc. in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 13,599,274 shares of its common stock from ING Group (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING Group has exited its stake in Voya Financial, Inc. common stock. ING Group continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Transactions, ING Group has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING Group to divest 100% of its ownership interest in Voya Financial, Inc. together with its subsidiaries, including the Company by the end of 2016.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. (formerly Lion Connecticut Holdings Inc.) ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets") and corporate markets. Additionally, the Company provides pension risk transfer solutions to individual plan sponsors looking to transfer their defined benefit plan obligations to us. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, dedicated career agents and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, Voya Financial Partners, LLC ("VFP"), which changed its name from ING Financial Advisers, LLC on September 1, 2014, and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated in consolidation.

Certain reclassifications have been made to prior year financial information to conform to the current year classifications. During 2014, certain changes were made to the Statements of Cash Flows for the year ended December 31, 2013 to reclassify $79.2 from Operating Activities to Financing Activities for reinsurance transactions that use the deposit method of accounting.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA"), valuation of investments and derivatives, impairments, income taxes and contingencies

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

(i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income in the Consolidated Statements of Operations.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used, and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into reinsurance agreements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are included in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, with the exception of land and artwork which are not depreciated, as follows:

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA estimated benefits and expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA balances on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 6.5%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts and certain annuity product guarantees, as follows:

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.0% for the years 2014, 2013 and 2012. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: FIAs contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, with changes in estimated fair value, along with attributed fees collected or payments made, reported in Other net realized capital gains (losses) in the Statements of Operations.

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, along with attributed fees collected, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Long-term debt is carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Consolidated Balance Sheets and are amortized as a component of Interest expense in the Consolidated Statements of Operations over the life of the debt using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its consolidated financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Certain changes or future events, such as changes in tax legislation, completion of tax audits, planning opportunities and expectations about future outcome could have an impact on the Company's estimates of valuation allowances, deferred taxes, tax provisions and effective tax rates.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. Interest is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Presentation of Unrecognized Tax Benefits
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-11, "Income Taxes (Accounting Standards Codification ("ASC") Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which clarifies that:

•	An unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except,

•
An unrecognized tax benefit should be presented as a liability and not be combined with a deferred tax asset (i) to the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or (ii) the tax law does not require the entity to use, or the entity does not intend to use, the deferred tax asset for such a purpose.

•
The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The provisions of ASU 2013-11 were adopted prospectively by the Company on January 1, 2014 to unrecognized tax benefits existing on that date. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the guidance is consistent with that previously applied.

Joint and Several Liability Arrangements
In February 2013, the FASB issued ASU 2013-04, "Liabilities (ASC Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"), which requires an entity to measure obligations resulting from joint and several liable arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (1) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (2) any additional amount it expects to pay on behalf of its co-obligors. ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations.

The provisions of ASU 2013-04 were adopted by the Company on January 1, 2014. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the Company did not have any fixed obligations under joint and several liable arrangements during 2014.

Fees Paid to the Federal Government by Health Insurers
In July 2011, the FASB issued ASU 2011-06, "Other Expenses (ASC Topic 720): Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06"), which specifies how health insurers should recognize and classify the annual fee imposed by the Patient Protection and Affordable Care Act as amended by the Health Care Education Reconciliation Act (the "Acts"). The liability for the fee should be estimated and recorded in full at the time the entity provides qualifying health insurance in the year in which the fee is payable, with a corresponding deferred cost that is amortized to expense.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2011-06 were adopted by the Company on January 1, 2014, when the fee initially became effective. The adoption of ASU 2011-06 had no effect on the Company's financial condition, results of operations or cash flows, as the Company does not sell qualifying health insurance and, thus, is not subject to the fee.

Future Adoption of Accounting Pronouncements

Consolidations
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The provisions of ASU 2015-02 are effective for annual periods, and for interim periods within those annual periods, beginning after December 15, 2015, with early adoption permitted, using either a retrospective or modified retrospective approach. The Company does not expect ASU 2015-02 to have an impact.

Going Concern
In August 2014, the FASB issued ASU 2014-15, "Presentation of Financial Statements-Going Concern (ASC Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern" ("ASU 2014-15"), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The provisions of ASU 2014-15 will not affect a company's financial condition, results of operation, or cash flows, but require disclosure if management determines there is substantial doubt, including management’s plans to alleviate or mitigate the conditions or events that raise substantial doubt.
The provisions of ASU 2014-15 are effective for annual periods ending after December 15, 2016, and annual and interim periods thereafter. The Company does not expect ASU 2014-15 to have an impact.
Repurchase Agreements
In June 2014, the FASB issued ASU 2014-11, "Transfers and Servicing (ASC Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures" ("ASU 2014-11"), which (1) changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting and (2) requires separate accounting for a transfer of a financial asset executed with a repurchase agreement with the same counterparty. This will result in secured borrowing accounting for the repurchase agreement. The amendments also require additional disclosures for certain transactions accounted for as a sale and for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings.

The provisions of ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014, with the exception of disclosure amendments for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings, which are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Company does not expect ASU 2014-11 to have an impact on its financial condition or results of operations, as the Company has not historically met the requirements for sale accounting treatment for such secured borrowing arrangements. The Company is currently in the process of determining the impact of adoption of the disclosure provisions of ASU 2014-11.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. The standard also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The provisions of ASU 2014-09 are effective retrospectively for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09.

Discontinued Operations and Disposals
In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (ASC Topic 205) and Property, Plant, and Equipment (ASC Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"), which requires the disposal of a component of an entity to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the entity's operations and financial results. The component should be reported in discontinued operations when it meets the criteria to be classified as held for sale, is disposed of by sale or is disposed of other than by sale.
The amendments also require additional disclosures about discontinued operations, including disclosures about an entity’s significant continuing involvement with a discontinued operation and disclosures for a disposal of an individually significant component of an entity that does not qualify for discontinued operations.
The provisions of ASU 2014-08 are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after December 15, 2015. The amendments should be applied prospectively to disposals and classifications as held for sale that occur within those periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-08.

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2014:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$649.0	$124.1	$—	$—	$773.1	$—
U.S. Government agencies and authorities	45.7	0.9	—	—	46.6	—
State, municipalities and political subdivisions	259.0	18.3	0.1	—	277.2	—
U.S. corporate securities	10,366.7	902.4	49.1	—	11,220.0	1.5

Foreign securities:(1)
Government	346.5	23.8	5.5	—	364.8	—
Other	5,138.9	324.7	50.5	—	5,413.1	—
Total foreign securities	5,485.4	348.5	56.0	—	5,777.9	—

Residential mortgage-backed securities:
Agency	1,613.5	125.4	3.6	15.7	1,751.0	0.2
Non-Agency	227.9	54.6	2.2	12.1	292.4	8.7
Total Residential mortgage-backed securities	1,841.4	180.0	5.8	27.8	2,043.4	8.9

Commercial mortgage-backed securities	998.9	79.2	0.1	—	1,078.0	6.7
Other asset-backed securities	389.0	13.1	1.7	—	400.4	2.6
Total fixed maturities, including securities pledged	20,035.1	1,666.5	112.8	27.8	21,616.6	19.7
Less: Securities pledged	224.4	17.8	6.9	—	235.3	—
Total fixed maturities	19,810.7	1,648.7	105.9	27.8	21,381.3	19.7
Equity securities	107.4	14.5	—	—	121.9	—
Total fixed maturities and equity securities investments	$19,918.1	$1,663.2	$105.9	$27.8	$21,503.2	$19.7
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2013:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$636.5	$36.5	$2.9	$—	$670.1	$—
U.S. Government agencies and authorities	237.1	5.0	—	—	242.1	—
State, municipalities and political subdivisions	77.2	5.9	0.1	—	83.0	—
U.S. corporate securities	10,326.0	581.0	238.8	—	10,668.2	1.9

Foreign securities:(1)
Government	422.9	25.2	16.5	—	431.6	—
Other	5,149.6	272.9	83.5	—	5,339.0	—
Total foreign securities	5,572.5	298.1	100.0	—	5,770.6	—

Residential mortgage-backed securities:
Agency	1,638.2	121.9	17.9	16.9	1,759.1	0.2
Non-Agency	278.1	55.2	4.8	12.1	340.6	15.1
Total Residential mortgage-backed securities	1,916.3	177.1	22.7	29.0	2,099.7	15.3

Commercial mortgage-backed securities	624.5	68.1	0.9	—	691.7	4.4
Other asset-backed securities	465.8	18.0	3.4	—	480.4	3.2
Total fixed maturities, including securities pledged	19,855.9	1,189.7	368.8	29.0	20,705.8	24.8
Less: Securities pledged	137.9	5.9	3.7	—	140.1	—
Total fixed maturities	19,718.0	1,183.8	365.1	29.0	20,565.7	24.8
Equity securities	119.4	15.8	0.3	—	134.9	—
Total fixed maturities and equity securities investments	$19,837.4	$1,199.6	$365.4	$29.0	$20,700.6	$24.8
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2014, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$679.2	$688.6
After one year through five years	4,052.1	4,288.7
After five years through ten years	5,809.9	6,096.7
After ten years	6,264.6	7,020.8
Mortgage-backed securities	2,840.3	3,121.4
Other asset-backed securities	389.0	400.4
Fixed maturities, including securities pledged	$20,035.1	$21,616.6
The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2014 and 2013, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2014
Communications	$1,226.1	$136.8	$2.4	$1,360.5
Financial	2,310.5	221.4	1.6	2,530.3
Industrial and other companies	8,962.6	569.4	90.0	9,442.0
Utilities	2,555.7	259.2	4.3	2,810.6
Transportation	450.7	40.3	1.3	489.7
Total	$15,505.6	$1,227.1	$99.6	$16,633.1

December 31, 2013
Communications	$1,315.9	$81.5	$36.8	$1,360.6
Financial	2,114.7	166.9	20.2	2,261.4
Industrial and other companies	8,878.5	423.5	213.1	9,088.9
Utilities	2,726.5	159.5	42.3	2,843.7
Transportation	440.0	22.5	9.9	452.6
Total	$15,475.6	$853.9	$322.3	$16,007.2

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2014 and 2013, approximately 57.3% and 50.4%, respectively, of the Company's CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2014 and 2013, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2014 and 2013, the fair value of loaned securities was $174.9 and $97.6, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2014 and 2013, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $182.0 and $102.7, respectively, and recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2014 and 2013, liabilities to return collateral of $182.0 and $102.7, respectively, were included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $0.7 and $1.0 as of December 31, 2014 and 2013, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $331.9 as of March 31, 2012. These assets were sold to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pre-tax loss of $38.7 in the second quarter of 2012 reported in Net investment income on the Consolidated Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $23.0 of promissory notes which were due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, Voya Financial, Inc. unconditionally guaranteed payments of the notes in the event of any default of payments due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2014:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2014
U.S. Treasuries	$12.4	$—	*	$—	$—	$—	$—	$12.4	$—	*
U.S. Government, agencies and authorities	2.3	—	*	—	—	—	—	2.3	—	*
U.S. corporate, state and municipalities	794.6	20.1		34.8	1.5	712.8	27.6	1,542.2	49.2
Foreign	671.0	35.7		9.7	0.2	350.2	20.1	1,030.9	56.0
Residential mortgage-backed	94.5	0.7		25.2	0.6	163.1	4.5	282.8	5.8
Commercial mortgage-backed	59.1	0.1		—	—	—	—	59.1	0.1
Other asset-backed	27.0	0.1		—	—	18.4	1.6	45.4	1.7
Total	$1,660.9	$56.7		$69.7	$2.3	$1,244.5	$53.8	$2,975.1	$112.8
*Less than $0.1.

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2013
U.S. Treasuries	$124.4	$2.1	$34.2	$0.8	$—	$—	$158.6	$2.9
U.S. Government, agencies and authorities	—	—	—	—	—	—	—	—
U.S. corporate, state and municipalities	1,002.8	22.9	2,413.2	183.8	236.9	32.2	3,652.9	238.9
Foreign	448.8	5.7	1,063.9	86.4	76.2	7.9	1,588.9	100.0
Residential mortgage-backed	262.3	2.9	212.9	12.0	105.8	7.8	581.0	22.7
Commercial mortgage-backed	77.9	0.9	—	—	—	—	77.9	0.9
Other asset-backed	38.9	0.2	30.3	0.2	26.0	3.0	95.2	3.4
Total	$1,955.1	$34.7	$3,754.5	$283.2	$444.9	$50.9	$6,154.5	$368.8

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 95.9% and 89.7% of the average book value as of December 31, 2014 and 2013, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2014
Six months or less below amortized cost	$1,690.4	$59.7	$50.5	$13.2	341	13
More than six months and twelve months or less below amortized cost	115.1	—	6.7	—	34	—
More than twelve months below amortized cost	1,220.5	2.2	41.8	0.6	223	2
Total	$3,026.0	$61.9	$99.0	$13.8	598	15

December 31, 2013
Six months or less below amortized cost	$2,054.4	$24.1	$45.3	$5.3	322	7
More than six months and twelve months or less below amortized cost	3,991.4	23.5	272.6	5.8	502	3
More than twelve months below amortized cost	420.4	9.5	37.3	2.5	137	8
Total	$6,466.2	$57.1	$355.2	$13.6	961	18

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost			Unrealized Capital Losses				Number of Securities
	< 20%	> 20%		< 20%		> 20%		< 20%	> 20%
December 31, 2014
U.S. Treasuries	$12.4	$—		$—	*	$—		1	—
U.S. Government, agencies and authorities	2.3	—		—	*	—		1	—
U.S. corporate, state and municipalities	1,566.3	25.1		43.5		5.7		262	5
Foreign	1,052.3	34.6		48.5		7.5		185	6
Residential mortgage-backed	288.6	—	*	5.8		—	*	124	2
Commercial mortgage-backed	59.2	—		0.1		—		11	—
Other asset-backed	44.9	2.2		1.1		0.6		14	2
Total	$3,026.0	$61.9		$99.0		$13.8		598	15
*Less than $0.1.
December 31, 2013
U.S. Treasuries	$161.5	$—		$2.9		$—		4	—
U.S. Government, agencies and authorities	—	—		—		—		—	—
U.S. corporate, state and municipalities	3,869.0	22.8		233.2		5.7		519	2
Foreign	1,665.8	23.1		95.0		5.0		239	5
Residential mortgage-backed	596.9	6.8		21.0		1.7		162	7
Commercial mortgage-backed	78.8	—		0.9		—		12	—
Other asset-backed	94.2	4.4		2.2		1.2		25	4
Total	$6,466.2	$57.1		$355.2		$13.6		961	18

Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2014, the Company had no new troubled debt restructurings for private placement or commercial mortgage loans. For the year ended December 31, 2013, the Company had no new private placement troubled debt restructuring and had 20 new commercial mortgage loan troubled debt restructurings with a pre-modification and post modification carrying value of $39.4. The 20 commercial mortgage loans comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2014, these loans have repaid $12.1 in principal.

As of December 31, 2014 and 2013, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Commercial mortgage loans	$3,514.1	$3,397.3
Collective valuation allowance	(1.1)	(1.2)
Total net commercial mortgage loans	$3,513.0	$3,396.1

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2014 and 2013.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31, 2014	December 31, 2013
Collective valuation allowance for losses, balance at January 1	$1.2	$1.3
Addition to (reduction of) allowance for losses	(0.1)	(0.1)
Collective valuation allowance for losses, end of period	$1.1	$1.2

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2014	December 31, 2013
Impaired loans without allowances for losses	$32.4	$42.9
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$32.4	$42.9
Unpaid principal balance of impaired loans	$33.9	$44.4

As of December 31, 2014 and 2013 the Company did not have any impaired loans with allowances for losses.

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Troubled debt restructured loans	$27.3	$37.5

The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due. The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.
There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2014 and 2013. There were no loans 90 days or more past due or loans in arrears with respect to principal and interest as of December 31, 2014 and 2013.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Impaired loans, average investment during the period (amortized cost)(1)	$37.6	$24.2	$5.7
Interest income recognized on impaired loans, on an accrual basis(1)	2.2	1.4	0.4
Interest income recognized on impaired loans, on a cash basis(1)	2.1	1.4	0.4
Interest income recognized on troubled debt restructured loans, on an accrual basis	1.8	1.0	—
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Loan-to-Value Ratio:
0% - 50%	$411.0	$495.7
>50% - 60%	824.1	894.5
>60% - 70%	2,107.9	1,879.5
>70% - 80%	159.7	114.9
>80% and above	11.4	12.7
Total Commercial mortgage loans	$3,514.1	$3,397.3
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,600.1	$2,388.5
>1.25x - 1.5x	520.0	542.4
>1.0x - 1.25x	258.7	275.8
Less than 1.0x	131.3	190.5
Commercial mortgage loans secured by land or construction loans	4.0	0.1
Total Commercial mortgage loans	$3,514.1	$3,397.3
(1) Balances do not include collective valuation allowance for losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2014 (1)		December 31, 2013 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$802.6	22.8%	$752.8	22.3%
South Atlantic	746.5	21.2%	707.8	20.8%
West South Central	448.4	12.8%	467.1	13.7%
Middle Atlantic	505.8	14.4%	411.4	12.1%
East North Central	355.3	10.1%	383.1	11.3%
Mountain	274.0	7.8%	263.9	7.8%
West North Central	219.6	6.3%	224.9	6.6%
New England	74.8	2.1%	116.7	3.4%
East South Central	87.1	2.5%	69.6	2.0%
Total Commercial mortgage loans	$3,514.1	100.0%	$3,397.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2014 (1)		December 31, 2013 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,236.4	35.2%	$1,082.1	31.9%
Industrial	796.8	22.7%	972.6	28.6%
Office	443.1	12.6%	462.1	13.6%
Apartments	550.6	15.7%	445.2	13.1%
Hotel/Motel	149.7	4.2%	182.8	5.4%
Mixed Use	142.8	4.1%	70.9	2.1%
Other	194.7	5.5%	181.6	5.3%
Total Commercial mortgage loans	$3,514.1	100.0%	$3,397.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Year of Origination:
2014	$580.0	$—
2013	758.8	785.2
2012	854.5	908.1
2011	674.4	792.8
2010	66.0	121.1
2009	39.0	68.4
2008 and prior	541.4	721.7
Total Commercial mortgage loans	$3,514.1	$3,397.3
(1) Balances do not include collective valuation allowance for losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2014			2013		2012
	Impairment		No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$1.7		3	$—	—	$2.9	3
Foreign(1)	3.7		7	1.8	1	0.8	3
Residential mortgage-backed	1.6		26	3.4	35	6.0	33
Commercial mortgage-backed	0.1		2	0.3	3	—	—
Other asset-backed	—	*	1	0.3	2	1.2	4
Equity	—		—	0.1	1	—	—
Total	$7.1		39	$5.9	42	$10.9	43
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

The above tables include $1.6, $4.8 and $9.1 of write-downs related to credit impairments for the years ended December 31, 2014, 2013 and 2012, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $5.5, $1.1 and $1.8 in write-downs for the years ended December 31, 2014, 2013 and 2012, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2014		2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$1.6	3	$—	—	$0.2	1
Foreign(1)	3.7	7	—	—	0.8	3
Residential mortgage-backed	0.1	3	0.8	6	0.7	3
Commercial mortgage-backed	0.1	2	0.3	3	—	—
Other asset-backed	—	—	—	—	0.1	1
Equity	—	—	—	—	—	—
Total	$5.5	15	$1.1	9	$1.8	8
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Balance at January 1	$28.0	$28.4	$27.8
Additional credit impairments:
On securities not previously impaired	0.7	1.1	1.5
On securities previously impaired	0.9	1.8	3.7
Reductions:
Securities sold, matured, prepaid or paid down	6.6	3.3	4.6
Increase in cash flows	0.6	—	—
Balance at December 31	$22.4	$28.0	$28.4

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Fixed maturities	$1,216.3	$1,199.4	$1,222.5
Equity securities, available-for-sale	7.1	2.8	7.5
Mortgage loans on real estate	172.7	157.1	143.5
Policy loans	13.3	13.1	13.2
Short-term investments and cash equivalents	0.5	0.9	1.4
Other	30.6	42.6	6.8
Gross investment income	1,440.5	1,415.9	1,394.9
Less: investment expenses	51.1	48.9	46.1
Net investment income	$1,389.4	$1,367.0	$1,348.8

As of December 31, 2014 and 2013, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Fixed maturities, available-for-sale, including securities pledged	$(14.7)	$0.3	$67.5
Fixed maturities, at fair value option	(74.6)	(151.5)	(124.2)
Equity securities, available-for-sale	1.3	0.1	(0.2)
Derivatives	50.6	(72.1)	1.3
Embedded derivatives - fixed maturities	(1.2)	(24.7)	(5.5)
Embedded derivatives - product guarantees	(101.2)	105.5	120.4
Other investments	0.2	0.2	—
Net realized capital gains (losses)	$(139.6)	$(142.2)	$59.3
After-tax net realized capital gains (losses)	$(90.7)	$(160.0)	$38.5

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Proceeds on sales	$1,616.3	$1,830.0	$2,887.1
Gross gains	24.4	23.8	88.7
Gross losses	35.2	22.1	12.7

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: The Company uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Managed custody guarantees ("MCG"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2014			December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value		Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$513.3	$104.4	$—	$763.3	$81.0		$0.2
Foreign exchange contracts	51.2	7.7	—	51.2	2.2		0.6
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	27,632.9	432.8	209.2	21,442.7	367.6		206.2
Foreign exchange contracts	130.1	10.6	7.7	145.9	5.5		9.6
Equity contracts	14.0	—	0.1	9.1	—	*	—
Credit contracts	384.0	6.5	—	384.0	8.1		—
Embedded derivatives:
Within fixed maturity investments	N/A	27.8	—	N/A	29.0		—
Within annuity products	N/A	—	129.2	N/A	—		23.1
Within reinsurance agreements	N/A	—	(13.0)	N/A	—		(54.0)
Total		$589.8	$333.2		$493.4		$185.7
* Less than $0.1.

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is through the fourth quarter of 2016.

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2014 and 2013. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$384.0	$6.5	$—
Foreign exchange contracts	181.3	18.3	7.7
Interest rate contracts	28,146.2	537.2	209.2
		$562.0	$216.9

Counterparty netting(1)		$(216.2)	$(216.2)
Cash collateral netting(1)		(291.5)	—
Securities collateral netting(1)		(6.6)	—
Net receivables/payables		$47.7	$0.7
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$384.0	$8.1	$—
Foreign exchange contracts	197.1	7.7	10.2
Interest rate contracts	22,206.0	448.6	206.4
		$464.4	$216.6

Counterparty netting(1)		$(201.3)	$(201.3)
Cash collateral netting(1)		(134.0)	(5.4)
Securities collateral netting(1)		(15.9)	(4.8)
Net receivables/payables		$113.2	$5.1
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2014, the Company held $161.5 and $130.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2013, the Company held $127.4 and $1.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2014, the Company delivered $60.4 of securities and held $6.6 of securities as collateral. As of December 31, 2013, the Company delivered $42.5 of securities and held $16.3 of securities as collateral.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.2	$0.2	$—
Foreign exchange contracts	0.5	0.1	—
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	41.0	(92.8)	(18.9)
Foreign exchange contracts	4.8	10.0	6.9
Equity contracts	1.8	3.4	2.0
Credit contracts	2.3	7.0	11.3
Managed custody guarantees	0.2	0.2	1.1
Embedded derivatives:
Within fixed maturity investments(2)	(1.2)	(24.7)	(5.5)
Within annuity products(2)	(101.4)	105.3	119.3
Within reinsurance agreements(3)	(41.0)	54.0	—
Total	$(92.8)	$62.7	$116.2
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2014, 2013 and 2012, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2014, the fair value of credit default swaps of $6.5 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2013, the fair value of credit default swaps of $8.1 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2014 and 2013, the maximum potential future exposure to the Company was $384.0 on credit default swaps. These instruments are typically written for a maturity period of five years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$712.9	$60.2	$—	$773.1
U.S. Government agencies and authorities	—	46.6	—	46.6
U.S. corporate, state and municipalities	—	11,122.4	374.8	11,497.2
Foreign(1)	—	5,612.2	165.7	5,777.9
Residential mortgage-backed securities	—	2,026.1	17.3	2,043.4
Commercial mortgage-backed securities	—	1,059.0	19.0	1,078.0
Other asset-backed securities	—	398.0	2.4	400.4
Total fixed maturities, including securities pledged	712.9	20,324.5	579.2	21,616.6
Equity securities, available-for-sale	85.3	—	36.6	121.9
Derivatives:
Interest rate contracts	—	537.2	—	537.2
Foreign exchange contracts	—	18.3	—	18.3
Credit contracts	—	6.5	—	6.5
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,046.6	—	1.5	1,048.1
Assets held in separate accounts	57,492.6	5,313.1	2.4	62,808.1
Total assets	$59,337.4	$26,199.6	$619.7	$86,156.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$26.3	$26.3
Stabilizer and MCGs	—	—	102.9	102.9
Other derivatives:
Interest rate contracts	—	209.2	—	209.2
Foreign exchange contracts	—	7.7	—	7.7
Equity contracts	0.1	—	—	0.1
Embedded derivative on reinsurance	—	(13.0)	—	(13.0)
Total liabilities	$0.1	$203.9	$129.2	$333.2

(1) Primarily U.S. dollar denominated.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$618.8	$51.3	$—	$670.1
U.S. Government agencies and authorities	—	237.0	5.1	242.1
U.S. corporate, state and municipalities	—	10,605.9	145.3	10,751.2
Foreign(1)	—	5,727.8	42.8	5,770.6
Residential mortgage-backed securities	—	2,076.0	23.7	2,099.7
Commercial mortgage-backed securities	—	691.7	—	691.7
Other asset-backed securities	—	462.7	17.7	480.4
Total fixed maturities, including securities pledged	618.8	19,852.4	234.6	20,705.8
Equity securities, available-for-sale	99.0	—	35.9	134.9
Derivatives:
Interest rate contracts	—	448.6	—	448.6
Foreign exchange contracts	—	7.7	—	7.7
Credit contracts	—	8.1	—	8.1
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	529.7	—	—	529.7
Assets held in separate accounts	54,715.3	5,376.5	13.1	60,104.9
Total assets	$55,962.8	$25,693.3	$283.6	$81,939.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$23.1	$23.1
Stabilizer and MCGs	—	—	—	—
Other derivatives:
Interest rate contracts	—	206.4	—	206.4
Foreign exchange contracts	—	10.2	—	10.2
Equity contracts	—	—	—	—
Embedded derivative on reinsurance	—	(54.0)	—	(54.0)
Total liabilities	$—	$162.6	$23.1	$185.7
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an "exit price") in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes. As of December 31, 2014, $537.1 and $16.4 billion of a total fair value of $21.6 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2013, $190.5 and $15.9 billion of a total fair value of $20.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.  However, all other derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative associated with the Company's product guarantees includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of the embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements, accounted for under the deposit method. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2014 and 2013. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2014:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:				Purchases	Issuances	Sales	Settlements		Transfers in to Level 3(3)		Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income		OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$5.1	$—		$—		$—	$—	$—	$—		$—		$(5.1)	$—	$—
U.S. corporate, state and municipalities	145.3	—	*	(1.7)		100.2	—	—	(20.4)		151.4		—	374.8	—	*
Foreign(1)	42.8	0.1		(2.0)		56.3	—	—	(1.2)		83.0		(13.3)	165.7	0.1
Residential mortgage-backed securities	23.7	(1.1)		0.2		7.0	—	—	—	*	—	*	(12.5)	17.3	(1.1)
Commercial mortgage-backed securities	—	—	*	—	*	19.0	—	—	—		—		—	19.0	—	*
Other asset-backed securities	17.7	1.2		(0.9)		—	—	—	(10.1)		—		(5.5)	2.4	—	*
Total fixed maturities, including securities pledged	234.6	0.2		(4.4)		182.5	—	—	(31.7)		234.4		(36.4)	579.2	(1.0)

Equity securities, available-for-sale	35.9	—		0.7		—	—	—	—		—		—	36.6	—
Derivatives:
Product guarantees:
Stabilizer and MCGs(2)	—	(98.2)		—		—	(4.7)	—	—		—		—	(102.9)	—
FIA(2)	(23.1)	(3.0)		—		—	(0.2)	—	—		—		—	(26.3)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—		—		1.5	—	—	—		—		—	1.5	—
Assets held in separate accounts(5)	13.1	0.1		—		1.3	—	(4.4)	—		0.2		(7.9)	2.4	(0.1)
* Less than $0.1.
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:			Purchases		Issuances	Sales		Settlements		Transfers in to Level 3(3)	Transfers out of Level 3(3)		Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income		OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—		$—	$5.1		$—	$—		$—		$—	$—		$5.1	$—
U.S. corporate, state and municipalities	154.6	(0.3)		0.4	—	*	—	(6.0)		(4.3)		0.9	—		145.3	(0.3)
Foreign(1)	24.6	—	*	1.3	22.2		—	(1.9)		(10.7)		7.3	—	*	42.8	—	*
Residential mortgage-backed securities	9.1	(2.0)		(0.3)	17.5		—	—		—		—	(0.6)		23.7	(2.0)
Commercial mortgage-backed securities	—	—		—	—		—	—		—		—	—		—	—
Other asset-backed securities	33.2	2.3		(0.7)	—		—	(2.8)		(9.9)		—	(4.4)		17.7	0.9
Total fixed maturities, including securities pledged	221.5	—	*	0.7	44.8		—	(10.7)		(24.9)		8.2	(5.0)		234.6	(1.4)

Equity securities, available-for-sale	17.0	(0.3)		1.4	—		—	—	*	—	*	34.5	(16.7)		35.9	—
Derivatives:
Product guarantees:
Stabilizer and MCGs(2)	(102.0)	108.2		—	(6.2)		—	—		—		—	—		—	—
FIA(2)	(20.4)	(2.7)		—	—		—	—		—		—	—		(23.1)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—		—	—		—	—		—		—	—		—	—
Assets held in separate accounts(5)	16.3	0.1		—	16.0		—	(11.6)		—		2.2	(9.9)		13.1	—
* Less than $0.1.
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2014 and 2013, the transfers in and out of Level 3 for fixed maturities and equity securities, as well as separate accounts, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2014:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.2% to 7.6%
Nonperformance risk	0.13% to 1.1%		0.13% to 1.1%
Actuarial Assumptions:
Partial Withdrawals	0.4% to 3.2%		—
Lapses	0% to 45%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 65%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-45%	0-15%
Stabilizer with Recordkeeping Agreements	13%	0-50%	0-25%	0-65%	0-25%
Aggregate of all plans	100%	0-50%	0-25%	0-65%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.2% to 8.0%
Nonperformance risk	-0.1% to 0.79%		-0.1% to 0.79%
Actuarial Assumptions:
Partial Withdrawals	0% to 2%		—
Lapses	0% to 48%	(2)	0% to 55%	(3)
Policyholder Deposits(4)	—		0% to 60%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	88%	0-30%	0-15%	0-55%	0-15%
Stabilizer with Recordkeeping Agreements	12%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$21,616.6	$21,616.6	$20,705.8	$20,705.8
Equity securities, available-for-sale	121.9	121.9	134.9	134.9
Mortgage loans on real estate	3,513.0	3,680.6	3,396.1	3,403.9
Policy loans	239.1	239.1	242.0	242.0
Limited partnerships/corporations	248.4	248.4	180.9	180.9
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	1,048.1	1,048.1	529.7	529.7
Derivatives	562.0	562.0	464.4	464.4
Notes receivable from affiliates	175.0	216.7	175.0	186.4
Assets held in separate accounts	62,808.1	62,808.1	60,104.9	60,104.9
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	21,503.3	26,023.3	21,010.8	24,379.6
Supplementary contracts, immediate annuities and other	442.4	546.3	487.2	578.5
Derivatives:
Annuity product guarantees:
FIA	26.3	26.3	23.1	23.1
Stabilizer and MCGs	102.9	102.9	—	—
Other derivatives	217.0	217.0	216.6	216.6
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(13.0)	(13.0)	(54.0)	(54.0)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and is classified as Level 3.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s long-term debt is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk. Long-term debt is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the periods indicated:

	DAC	VOBA	Total
Balance at January 1, 2012	$334.9	$593.6	$928.5
Deferrals of commissions and expenses	79.1	8.1	87.2
Amortization:
Amortization	(72.1)	(152.6)	(224.7)
Interest accrued(1)	31.1	62.5	93.6
Net amortization included in the Consolidated Statements of Operations	(41.0)	(90.1)	(131.1)
Change in unrealized capital gains/losses on available-for-sale securities	(76.5)	(130.2)	(206.7)
Balance at December 31, 2012	296.5	381.4	677.9
Deferrals of commissions and expenses	71.3	7.2	78.5
Amortization:
Amortization	(69.7)	(83.6)	(153.3)
Interest accrued(1)	34.0	61.0	95.0
Net amortization included in the Consolidated Statements of Operations	(35.7)	(22.6)	(58.3)
Change in unrealized capital gains/losses on available-for-sale securities	144.1	330.6	474.7
Balance at December 31, 2013	476.2	696.6	1,172.8
Deferrals of commissions and expenses	69.8	6.9	76.7
Amortization:
Amortization	(91.0)	(113.3)	(204.3)
Interest accrued(1)	35.9	59.2	95.1
Net amortization included in the Consolidated Statements of Operations	(55.1)	(54.1)	(109.2)
Change in unrealized capital gains/losses on available-for-sale securities	(94.4)	(122.6)	(217.0)
Balance at December 31, 2014	$396.5	$526.8	$923.3

(1)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2014, 1.0% to 7.0% during 2013 and 5.0% to 7.0% during 2012.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2015	$59.8
2016	44.8
2017	39.0
2018	34.2
2019	31.3

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2014, the account value for the separate account contracts with guaranteed minimum benefits was $39.0 billion. The additional liability recognized related to minimum guarantees was $111.5. As of December 31, 2013, the account value for the separate account contracts with guaranteed minimum benefits was $38.0 billion. The additional liability recognized related to minimum guarantees was $7.1.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2014 and 2013 was $9.3 billion and $9.2 billion, respectively.

7.    Reinsurance

At December 31, 2014, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2014, the Company had agreements with two of its affiliates, Langhorne I, LLC, and Security Life of Denver International ("SLDI"), which are accounted for under the deposit method of accounting, for which the deposit receivable was $93.9 and $39.7 at December 31, 2014 and 2013, respectively. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $9.7 and $10.1 were maintained for this contract as of December 31, 2014 and 2013, respectively.

Reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2014	2013
Claims recoverable from reinsurers	$1,927.8	$2,016.7
Reinsured amounts due to reinsurers	1.6	(0.4)
Other	0.1	0.3
Total	$1,929.5	$2,016.6

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Premiums:
Direct premiums	$88.9	$37.4	$36.2
Reinsurance assumed	0.1	0.1	—
Reinsurance ceded	(0.2)	(0.2)	(0.2)
Net premiums	$88.8	$37.3	$36.0

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2014, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $371.0, $281.0 of which was paid on May 19, 2014 and $90.0 which was paid on December 22, 2014. During the year ended December 31, 2013, following receipt of required approval from its domiciliary state insurance regulator and consummation of the IPO of Voya Financial, Inc., VRIAC paid an extraordinary dividend in the amount of $174.0 to its Parent. In addition, on December 9, 2013, VRIAC paid an ordinary dividend of $90.0 to its Parent. On December 9, 2014 and December 16, 2013, VFP paid a $95.0 and $60.0 dividend, respectively, to VRIAC, its parent. On October 3, 2014, DSL paid a $30.0 dividend to VRIAC, its parent. During the year ended December 31, 2013, DSL did not pay any dividend to VRIAC.

During the years ended December 31, 2014 and 2013, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $321.7, $175.2 and $261.6, for the years ended December 31, 2014, 2013 and 2012, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2014 and 2013, respectively.

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2014	2013	2012
Fixed maturities, net of OTTI	$1,553.7	$820.9	$2,190.9
Equity securities, available-for-sale	14.5	15.5	13.5
Derivatives	202.6	133.0	215.2
DAC/VOBA and sales inducements adjustments on available-for-sale securities	(552.4)	(335.3)	(810.6)
Premium deficiency reserve adjustment	(129.8)	(82.4)	(152.6)
Unrealized capital gains (losses), before tax	1,088.6	551.7	1,456.4
Deferred income tax asset (liability)	(255.5)	(66.1)	(444.6)
Unrealized capital gains (losses), after tax	833.1	485.6	1,011.8
Pension and other postretirement benefits liability, net of tax	8.4	9.8	11.2
AOCI	$841.5	$495.4	$1,023.0

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$713.0		$(251.0)	$462.0
Equity securities	(1.3)		0.5	(0.8)
OTTI	5.1		(1.8)	3.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	15.0		(5.3)	9.7
DAC/VOBA and sales inducements	(217.1)	(1)	76.0	(141.1)
Premium deficiency reserve adjustment	(47.4)		16.6	(30.8)
Change in unrealized gains/losses on available-for-sale securities	467.3		(165.0)	302.3

Derivatives:
Derivatives	77.0	(2)	(27.0)	50.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(7.4)		2.6	(4.8)
Change in unrealized gains/losses on derivatives	69.6		(24.4)	45.2

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8	(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8	(1.4)
Change in Other comprehensive income (loss)	$534.7		$(188.6)	$346.1
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,372.1)		$542.1	(4)	$(830.0)
Equity securities	2.0		(0.7)		1.3
OTTI	2.7		(0.9)		1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(0.6)		0.2		(0.4)
DAC/VOBA and sales inducements	475.3	(1)	(166.4)		308.9
Premium deficiency reserve adjustment	70.2		(24.6)		45.6
Change in unrealized gains/losses on available-for-sale securities	(822.5)		349.7		(472.8)

Derivatives:
Derivatives	(79.5)	(2)	27.9		(51.6)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(2.7)		0.9		(1.8)
Change in unrealized gains/losses on derivatives	(82.2)		28.8		(53.4)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8		(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8		(1.4)
Change in Other comprehensive income (loss)	$(906.9)		$379.3		$(527.6)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $67.6 valuation allowance. See the Income Taxes Note to these Consolidated Financial Statements for additional information.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2012
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$727.7		$(250.3)	$477.4
Equity securities	0.4		(0.1)	0.3
OTTI	10.6		(3.7)	6.9
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(66.1)		23.1	(43.0)
DAC/VOBA and sales inducements	(207.0)	(1)	72.5	(134.5)
Premium deficiency reserve adjustment	(87.8)		30.7	(57.1)
Change in unrealized gains/losses on available-for-sale securities	377.8		(127.8)	250.0

Derivatives:
Derivatives	41.5	(2)	(14.5)	27.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	41.5		(14.5)	27.0

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.7	(1.5)
Change in pension and other postretirement benefits liability	(2.2)		0.7	(1.5)
Change in Other comprehensive income (loss)	$417.1		$(141.6)	$275.5
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Current tax expense (benefit):
Federal	$85.7	$144.6	$200.9
Total current tax expense (benefit)	85.7	144.6	200.9
Deferred tax expense (benefit):
Federal	(11.2)	62.4	(9.7)
Total deferred tax expense (benefit)	(11.2)	62.4	(9.7)
Total income tax expense (benefit)	$74.5	$207.0	$191.2

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Income (loss) before income taxes	$306.2	$490.5	$516.6
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	107.2	171.7	180.8
Tax effect of:
Dividends received deduction	(30.7)	(26.6)	(18.6)
Valuation allowance	(0.4)	67.6	—
Audit settlements	(0.1)	(0.3)	(0.3)
Prior year tax	—	—	28.1
Tax Credit	0.4	—	—
Other	(1.9)	(5.4)	1.2
Income tax expense (benefit)	$74.5	$207.0	$191.2

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2014	2013
Deferred tax assets
Insurance reserves	$219.1	$166.7
Investments	190.8	231.8
Compensation and benefit	83.1	103.1
Other assets	7.4	—
Total gross assets before valuation allowance	500.4	501.6
Less: Valuation allowance	10.7	11.1
Assets, net of valuation allowance	489.7	490.5

Deferred tax liabilities
Net unrealized investment (gains) losses	(573.0)	(310.5)
Deferred policy acquisition costs	(284.2)	(367.9)
Other liabilities	—	(2.2)
Total gross liabilities	(857.2)	(680.6)
Net deferred income tax asset (liability)	$(367.5)	$(190.1)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2014 and December 31, 2013, the Company had total valuation allowances of approximately $10.7 and $11.1, respectively. As of December 31, 2014 and December 31, 2013, $130.0 and $130.4, respectively, of these valuation allowances were allocated to continuing operations, and $(119.3) as of the end of each period were allocated to Other comprehensive income related to realized and unrealized capital losses.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the year ended December 31, 2014, 2013 and 2012 the increases (decreases) in the valuation allowances were $(0.4), $0.0 and $0.0, respectively. In 2014, 2013 and 2012 there were increases (decreases) of $(0.4), $67.6, and $0.0, respectively, in the valuation allowances that were allocated to operations. In 2014, 2013 and 2012 there were increases (decreases) of $0.0, $(67.6), and $0.0, respectively, that were allocated to Other comprehensive income.

Tax Sharing Agreement

The Company had a receivable from Voya Financial, Inc. of $10.1 as of December 31, 2014 and a payable to Voya Financial, Inc. of $74.1 as of December 31, 2013, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. Under the tax sharing agreement, Voya Financial, Inc., will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2014 and 2013.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2014 and 2013.

Tax Regulatory Matters

During April 2014, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2012. The 2012 audit settlement did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2013 will be finalized within the next twelve months. Voya Financial, Inc. and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2013 through 2015.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company (formerly ING North America Insurance Corporation) sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

Effective September 8, 2014, a plan amendment was approved changing the Plan's name from the ING U.S. Retirement Plan to the Voya Retirement Plan. The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company. For participants in the Retirement Plan as of December 31, 2011, there was a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula which ended December 31, 2013.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The costs allocated to the Company for its employees' participation in the Retirement Plan were $6.2, $6.5 and $19.1 for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.6, $10.8 and $9.7, for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (formerly the ING Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013
Change in benefit obligation:
Benefit obligation, January 1	$84.1	$97.2
Interest cost	4.0	3.8
Benefits paid	(4.8)	(7.8)
Actuarial (gains) losses on obligation	13.3	(9.1)
Benefit obligation, December 31	$96.6	$84.1

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Accrued benefit cost	$(96.6)	$(84.1)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(4.9)	(6.1)
Net amount recognized	$(101.5)	$(90.2)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2014 and 2013 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2014	2013
Discount rate	4.36%	4.95%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.36% was the appropriate discount rate as of December 31, 2014, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2014	2013	2012
Discount rate	4.95%	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
Interest cost	$4.0	$3.8	$4.4
Net (gain) loss recognition	13.3	(9.1)	3.4
Amortization of prior service cost (credit)	(1.2)	(1.2)	(1.2)
Net periodic (benefit) cost	$16.1	$(6.5)	$6.6

Cash Flows

In 2015, the Company is expected to contribute $5.5 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2015 through 2019 and thereafter through 2024, are estimated to be $5.5, $5.5, $5.6, $5.7, $5.6 and $28.9, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 and 2014. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from ING Group and Voya Financial, Inc. of $25.1, $17.0 and $11.0 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company recognized tax benefits of $8.6, $6.0 and $3.9 in 2014, 2013 and 2012, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial, Inc. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The Voya Financial, Inc. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2014, 2013 and 2012, were $12.8, $11.3 and $11.9, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development ("DECD") loaned VRIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). The loan has a term of twenty years and bears an annual interest rate of 1.0%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, VRIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if VRIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to VRIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if VRIAC and its Voya affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. VRIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, Voya Services Company. In November 2012, VRIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

At December 31, 2014 and 2013, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2014, 2013 and 2012, rent expense for leases was $3.8, $4.0 and $4.9, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2014 and 2013, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $334.0 and $466.8, respectively.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2014	2013
Other fixed maturities-state deposits	$13.5	$13.1
Securities pledged(1)	235.3	140.1
Total restricted assets	$248.8	$153.2
(1) Includes the fair value of loaned securities of $174.9 and $97.6 as of December 31, 2014 and 2013, respectively, which is included in Securities pledged on the Consolidated Balance Sheets. In addition, as of December 31, 2014 and 2013, the Company delivered securities as collateral of $60.4 and $42.5, respectively, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. This paragraph contains an estimate of reasonably possible losses above any amounts accrued. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For matters for which a reasonably possible (but not probable) range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31,

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2014, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters, as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation against the Company includes a case styled Healthcare Strategies, Inc., Plan Administrator of the Healthcare Strategies Inc. 401(k) Plan v. ING Life Insurance and Annuity Company (U.S.D.C. D. CT, filed February 22, 2011), in which two sponsors of 401(k) Plans governed by the Employee Retirement Income Act ("ERISA") claim that VRIAC has entered into revenue sharing agreements with mutual funds and others in violation of the prohibited transaction rules of ERISA. Among other things, the plaintiffs seek disgorgement of all revenue sharing payments and profits earned in connection with such payments, an injunction barring the practice of revenue sharing and attorney fees. On September 26, 2012, the district court certified the case as a class action in which the named plaintiffs represent approximately 15,000 similarly situated plan sponsors. On April 11, 2014, the parties submitted to the court a motion for preliminary approval of a class-wide settlement agreement under which VRIAC, without admitting liability, would make a payment to the class of approximately $15.0 and adopt certain changes in its disclosure practices. Final court approval which was required for the settlement to become effective, was received on September 25, 2014.

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM") (formerly ING Investment Management LLC), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $30.3, $27.7 and $27.0, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $197.7, $187.1 and $183.5, respectively.

•
Services agreement between VRIAC and its U.S. insurance company affiliates for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2014, 2013 and 2012, net expenses related to the agreement were incurred in the amount of $26.9, $22.6 and $30.8, respectively.

•
Service agreement with Voya Institutional Plan Services, LLC ("VIPS") (formerly ING Institutional Plan Services, LLC) effective November 30, 2008 pursuant to which VIPS provides record-keeper services to certain benefit plan clients of VRIAC. For the years ended December 31, 2014, 2013 and 2012, VRIAC's net earnings related to the agreement were in the amount of $8.1, $8.2 and $7.1, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2014, 2013 and 2012, revenue under the VIM intercompany agreement was $31.9, $30.5 and $26.2, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") (formerly ING USA Annuity and Life Insurance Company ("ING USA")) and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2014, 2013 and 2012, commissions were collected in the amount of $244.9, $242.1 and $225.5, respectively. Such commissions are, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VRIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contracting Party. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred under these intercompany agreements in the aggregate amount of $231.5, $230.5 and $212.3, respectively.

•
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred under this service agreement in the amount of $3.3, $3.4 and $3.2, respectively.

•
Administrative and advisory services agreements with Voya Investments, LLC (formerly ING Investments, LLC) and VIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of Voya Investors Trust (formerly ING Investors Trust). For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $45.5, $34.0 and $27.0, respectively.

Reinsurance Agreements

The Company has entered into the following agreements that were accounted for under the deposit method with two of its affiliates. As of December 31, 2014 and 2013, the Company had deposit assets of $93.9 and $39.7, respectively, and deposit liabilities of $201.1 and $83.5, respectively related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC, a newly formed affiliated captive reinsurance company to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed Custody Guarantee business.

Effective, December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company will reinsure to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on the certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York will be 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York will be 100%.

Investment Advisory and Other Fees

Effective January 1, 2007, VRIAC's investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"), was assigned to DSL. VRIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay VRIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $210.4, $152.4 and $135.0 (excludes fees paid to Voya Investment Management Co. LLC (formerly ING Investment Management Co. LLC)) in 2014, 2013 and 2012, respectively.

DSL has been retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provides or arranges for the

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earns a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL has entered into an administrative services subcontract with Voya Funds Services, LLC (formerly ING Funds Services, LLC), an affiliate, pursuant to which Voya Funds Services, LLC, provides certain management, administrative and other services to Voya Investors Trust and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of Voya Partners, Inc. (formerly ING Partners, Inc.), an affiliate. DSL and Voya Partners, Inc. have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2014, 2013 and 2012, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $414.3, $418.2 and $370.6, respectively. At December 31, 2014 and 2013, DSL had $33.0 and $36.5, respectively, receivable from Voya Investors Trust under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2016, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. For the year ended December 31, 2014, interest on any borrowing by either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities. During the years ended December 31, 2013 and 2012, interest on any Company borrowing was charged at the rate of Voya Financial, Inc.'s cost of funds for the interest period, plus 0.15%.  During the years ended December 31, 2013 and 2012, interest on any Voya Financial, Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred immaterial interest expense for the year ended December 31, 2014. The Company did not incur any interest expense for the years ended December 31, 2013 and 2012. The Company earned interest income of $0.4, $0.0 and $0.5 for the years ended December 31, 2014, 2013 and 2012, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, in the Consolidated Statements of Operations.  As of December 31, 2014 and 2013, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

During the second quarter of 2012, Voya Financial, Inc. repaid the then outstanding receivable due under the reciprocal loan agreement from the proceeds of its $5.0 billion Senior Unsecured Credit Facility which was entered into on April 20, 2012. The Company and Voya Financial, Inc. continue to maintain the reciprocal loan agreement, and future borrowings by either party will be subject to the reciprocal loan terms summarized above.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for the years ended December 31, 2014, 2013 and 2012.

C-72

Form No. SAI.01107-15

VRIAC Ed. May 2015

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of Variable Annuity Account C:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2014
	-	Statements of Operations for the year ended December 31, 2014
	-	Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013
	-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity
Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Consolidated Balance Sheets as of December 31, 2014 and 2013
	-	Consolidated Statements of Operations for the years ended December 31,
2014, 2013 and 2012
	-	Consolidated Statements of Comprehensive Income for the years ended
December 31, 2014, 2013 and 2012
	-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2014, 2013 and 2012
	-	Consolidated Statements of Cash Flows for the years ended December 31,
2014, 2013 and 2012
	-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)		Resolution establishing Variable Annuity Account C · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on
Form N-4 (File No. 033-75986), as filed on April 22, 1996.
(2)		Not applicable
(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File
No. 033-81216), as filed on April 11, 2006.
(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 34 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company
· Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
(3.4)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among
Directed Services LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
(3.5)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany
Agreement dated as of December 22, 2010 by and between Directed Services
LLC and ING Life Insurance and Annuity Company (now known as Voya
Retirement Insurance and Annuity Company) · Incorporated by reference to
Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on December 16, 2014.
(3.6)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on
February 11, 2011.
(3.7)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among ING
Investment Management LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
(3.8)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany
Agreement dated as of December 22, 2010 by and between ING Investment
Management LLC (now known as Voya Investment Management LLC) and
ING Life Insurance and Annuity Company (now known as “Voya Retirement
Insurance and Annuity Company”) · Incorporated by reference to Post-
Effective Amendment No. 63 to Registration Statement on Form N-4 (File No.
033-75962), as filed on December 16, 2014.
(4.1)	Group Combination Annuity Contract (Nonparticipating) (A001RP95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 21, 1996.
(4.2)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 21, 1996.
(4.3)	Group Combination Annuity Contract (Nonparticipating) (A020RV95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 21, 1996.

(4.4)	Group Combination Annuity Certificate (Nonparticipating) (A027RV95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 21, 1996.
(4.5)	Variable Annuity Contract (G-CDA-IA(RP)) · Incorporated by reference to
Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File
No. 033-75986), as filed on April 12, 1996.
(4.6)	Variable Annuity Contract (G-CDA-IA(RPM/XC)) · Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-75986), as filed on April 12, 1996.
(4.7)	Variable Annuity Contract (G-CDA-IB(ATORP)) · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 033-91846), as filed on April 15, 1996.
(4.8)	Variable Annuity Contract (G-CDA-95(TORP)) and Contract Certificate
(GTCC-95(TORP)) · Incorporated by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on
April 15, 1996.
(4.9)	Variable Annuity Contract (G-CDA-IB(AORP)) · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File
No. 033-91846), as filed on April 15, 1996.
(4.10)	Variable Annuity Contract (G-CDA-95(ORP)) and Contract Certificate
(GTCC-95(ORP)) · Incorporated by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on
April 15, 1996.
(4.11)	Variable Annuity Contract (G-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75982), as filed on April 22, 1996.
(4.12)	Variable Annuity Contract (G-CDA-96(TORP)) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 033-91846), as filed on August 6, 1996.
(4.13)	Variable Annuity Contract (GIT-CDA-HO) · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File
No. 033-75964), as filed on February 11, 1997.
(4.14)	Variable Annuity Contract (GLIT-CDA-HO) · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File
No. 033-75964), as filed on February 11, 1997.
(4.15)	Variable Annuity Contract (GST-CDA-HO) · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File
No. 033-75964), as filed on February 11, 1997.
(4.16)	Variable Annuity Contract (I-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
033-75964), as filed on February 11, 1997.

(4.17)	Variable Annuity Contract Certificate (GTCC-HF) · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4
(File No. 033-75980), as filed on February 12, 1997.
(4.18)	Variable Annuity Contract (GID-CDA-HO) · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File
No. 033-75982), as filed on February 20, 1997.
(4.19)	Variable Annuity Contract (GLID-CDA-HO) · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File
No. 033-75982), as filed on February 20, 1997.
(4.20)	Variable Annuity Contract (GSD-CDA-HO) · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File
No. 033-75982), as filed on February 20, 1997.
(4.21)	Variable Annuity Contract (I-CDA-98(ORP)) · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File
No. 033-75964), as filed on July 29, 1997.
(4.22)	Variable Annuity Contract (IA-CDA-IA) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.23)	Variable Annuity Contract (G-CDA-HF) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.24)	Variable Annuity Contract Certificate (GTCC-IA(RP)) · Incorporated by
reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(4.25)	Variable Annuity Contract Certificate (GTCC-HD) · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 4, 1999.
(4.26)	Variable Annuity Contract (G-CDA(12/99)) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.27)	Variable Annuity Contract Certificate (C-CDA-99(NY)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.28)	Variable Annuity Contract Certificate (GDCC-HF) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 16, 2000.
(4.29)	Variable Annuity Contract Certificate (GDCC-HD) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 16, 2000.
(4.30)	Variable Annuity Contract (G-CDA-99(NY)) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.

(4.31)	Variable Annuity Contract Certificate (C-CDA(12/99)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.32)	Variable Annuity Contract (G-CDA-HD(XC)) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.33)	Variable Annuity Contract Certificate (GDCC-HO) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 16, 2000.
(4.34)	Variable Annuity Contract Certificate (GDCC-HD(XC)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.35)	Variable Annuity Contract Certificate (GTCC-HD(XC)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.36)	Variable Annuity Contract Certificate (GTCC-HO) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 16, 2000.
(4.37)	Variable Annuity Contract Certificate (GTCC-96(ORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.38)	Variable Annuity Contract (G-CDA-96(ORP)) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.39)	Variable Annuity Contract Certificate (GTCC-96(TORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.40)	Variable Annuity Contract Certificate (GTCC-IB(ATORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.41)	Variable Annuity Contract Certificate (GTCC-IB(AORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.42)	Appendix A (Variable Provisions in Group Annuity Contract G-CDA(12/99)
and Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 14, 2004.
(4.43)	Statement of Variability to Contract G-CDA(12/99) and Certificate C-
CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April
14, 2004.

(4.44)	Endorsement for Exchanged Contract (EINRP95) to Contract A001RP95 ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 21, 1996.
(4.45)	Endorsement for Exchanged Contract (EINRV95) to Contract A020RV95 ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 21, 1996.
(4.46)	Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,
G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on
Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(4.47)	Endorsement (E3KSDC96) to Variable Annuity Contract GLID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on April 22, 1996.
(4.48)	Endorsement (EMETHO96) to Variable Annuity Contract GLID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on June 28, 1996.
(4.49)	Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on June 28, 1996.
(4.50)	Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95 ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.
(4.51)	Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95(TORP) and
G-CDA-95(ORP) and Contract Certificates GTCC-95(TORP) and GTCC-
95(ORP) · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6,
1996.
(4.52)	Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to Contract
IA-CDA-IA · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on August
30, 1996.
(4.53)	Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and
GLID-CDA-HO · Incorporated by reference to Post-Effective Amendment No.
8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on
August 30, 1996.
(4.54)	Endorsement (E1OMNI97) to Contract A001RP95 · Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 26, 1997.
(4.55)	Endorsement (E2OMNI97) to Contract A001RP95 · Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 26, 1997.

(4.56)	Endorsement (E1FXPL97) to Contract A001RP95 · Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 26, 1997.
(4.57)	Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on February 21, 1997.
(4.58)	Endorsement (EIHDIASDO(97)) to Contracts I-CDA-HD and IA-CDA-IA ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.
(4.59)	Endorsement (EHOSDO(97)) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
GST-CDA-HO · Incorporated by reference to Post-Effective Amendment No.
13 to Registration Statement on Form N-4 (File No. 033-75964), as filed on
April 11, 1997.
(4.60)	Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
GST-CDA-HO · Incorporated by reference to Post-Effective Amendment No.
13 to Registration Statement on Form N-4 (File No. 033-75964), as filed on
April 11, 1997.
(4.61)	Endorsement (EI403-GI-98) to Contracts IA-CDA-IA and I-CDA-HD ·
Incorporated by reference to Post-Effective Amendment No. 14 to Registration
Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.62)	Endorsement (EINRV98) to Contract A020RV95 · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4
(File No. 033-75964), as filed on July 29, 1997.
(4.63)	Endorsement (EINRP98) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File
No. 033-75964), as filed on July 29, 1997.
(4.64)	Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95 ·
Incorporated by reference to Post-Effective Amendment No. 14 to Registration
Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.65)	Endorsement (EINRP97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File
No. 033-75964), as filed on July 29, 1997.
(4.66)	Endorsement (EINRV97) to Contract A020RV95 · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4
(File No. 033-75964), as filed on July 29, 1997.
(4.67)	Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95 ·
Incorporated by reference to Post-Effective Amendment No. 14 to Registration
Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.68)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO, GSD-
CDA-HO, and GST-CDA-HO · Incorporated by reference to Post-Effective
Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.

(4.69)	Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and
G-CDA-IA(RP) · Incorporated by reference to Post-Effective Amendment No.
13 to Registration Statement on Form N-4 (File No. 033-75986), as filed on
April 11, 1997.
(4.70)	Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95 ·
Incorporated by reference to Post-Effective Amendment No. 9 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.
(4.71)	Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF ·
Incorporated by reference to Post-Effective Amendment No. 15 to Registration
Statement on Form N-4 (File No. 033-75982), as filed on April 13, 1998.
(4.72)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO
and GSD-CDA-HO · Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as filed on
April 13, 1998.
(4.73)	Endorsement (GET-1 (9/96)) to Contracts A001RP95 and A020RV95 ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on July 22, 1998.
(4.74)	Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD, G-CDA-
IA(RP), A001RP95, A020RV95 and Contract Certificates GTCC-HF, GTCC-
HD, GTCC-IA(RP), A007RC95 and A027RV95 · Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on September 10, 1998.
(4.75)	Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP), A001RP95 and
A020RV95 and Contract Certificates GTCC-IA(RP), A007RC95 and
A027RV95 · Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
September 10, 1998.
(4.76)	Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract Certificate
GTCC-HF · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on
September 15, 1998.
(4.77)	Endorsement (EGET-99) to Contracts A001RP95, A020RV95,
G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,
G-CDA-HD(X), GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO,
GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD,
I-CDA-HD(XC), G-CDA-IB(ATORP), G-CDA-IB(TORP),
G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP) and
Contract Certificates A007RC95, A027RV95, GTCC-IA(RP),
GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and
GDCC-HD(XC) · Incorporated by reference to Post-Effective Amendment No.
13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 7, 1999.

(4.78)	Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.79)	Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and
Contract Certificate C-CDA-99(NY) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.80)	Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.81)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.82)	Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.83)	Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.84)	Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.85)	Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No.
28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
November 14, 2001.
(4.86)	Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No.
28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
November 14, 2001.

(4.87)	Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A020RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and
A027RV95 · Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
February 15, 2002.
(4.88)	Endorsements ENMCHG(05/02) and ENMCHGI(05/02) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.89)	Variable Annuity Contract (G-CDA-01(NY)) · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.
(4.90)	Variable Annuity Contract Certificate (C-CDA-01(NY)) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.91)	Appendix A (Variable Provisions in Group Annuity Contract G-CDA-01(NY))
and Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 10, 2002.
(4.92)	Statement of Variability to Contract G-CDA-01(NY) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.93)	Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and
Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 10, 2002.
(4.94)	Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No.
30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 10, 2002.
(4.95)	Endorsement E-TRS-02 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
G-CDA-HD and G-CDA-HF · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on August 29, 2002.

(4.96)	Endorsement E-LOANA(01/02) to Contracts GST-CDA-HO, GLIT-CDA-HO,
GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-96(TORP),
G-CDA-96(ORP), G-CDA(12/99), A001RP95, A020RV95, IA-CDA-IA, I-
CDA-HD and I-CDA-98(ORP) and Contract Certificates GTCC-HO, GTCC-
HD, GTCC-HF, GTCC-IA(RP), GTCC-96(TORP), GTCC-96(ORP), C-
CDA(12/99), A007RC95 and A027RV95 · Incorporated by reference to Post-
Effective Amendment No. 37 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 14, 2004.
(4.97)	Endorsement EMM(NY)457b-02 to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No.
37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 14, 2004.
(4.98)	Endorsement EMMCC-00 to Contract G-CDA(12/99) and Certificate
C-CDA (12/99) · Incorporated by reference to Post-Effective Amendment No.
37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 14, 2004.
(4.99)	Endorsement (E1FXPY97) to Contract A001RP95 · Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4
(File No. 333-01107), as filed on April 14, 2004.
(4.100)	Endorsement EMM-OCPL-02 to Contract G-CDA(12/99) and Certificate
C-CDA (12/99) · Incorporated by reference to Post-Effective Amendment No.
37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 14, 2004.
(4.101)	Endorsement E-OCPL-02 to Contracts G-CDA-HF, G-CDA-HD,
GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO · Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.102)	Endorsement EGITHDHF-02R to Contracts G-CDA-HF, G-CDA-HD, GIT-
CDA-HO · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14,
2004.
(4.103)	Roth Endorsement – E-R403B-05 · Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 14, 2006.
(4.104)	Roth Endorsement - E-R401K-06 · Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 14, 2006.
(4.105)	Endorsement (E-MMGDB-01(NY)) to Contract G-CDA-01(NY) and
Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective
Amendment No. 45 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2007.

(4.106)	Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
G-CDA-HD and G-CDA-HF and Certificates GTCC-HO, GTCC-HD and
GTCC-HF · Incorporated by reference to Post-Effective Amendment No. 45 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 16,
2007.
(4.107)	Endorsement E-SDO-06 to Contracts G-CDA-HD, G,CDA-HF,
GSD-CDA-HO, GLID-CDA-HO and GID-CDA-HO · Incorporated by
reference to Post-Effective Amendment No. 45 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 16, 2007.
(4.108)	Endorsement E-TPA-08 Contract G-CDA (12/99) and Certificate C-CDA
(12/99) · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on
November 18, 2008.
(4.109)	Endorsement E-403bR-09 to Contracts A020RV95, G-CDA(12/99),
G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC),
GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-
CDA-IA, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates
A007RC95, C-CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF,
GTCC-HD,
GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP),
GTCC-95(TORP) and C-CDA-01(NY) · Incorporated by reference to Post-
Effective Amendment No. 55 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 15, 2009.
(4.110)	Endorsement E-403bTERM-08 to Contracts A020RV95, G-CDA(12/99),
G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC),
GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-
CDA-IA, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates
A007RC95, C-CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF,
GTCC-HD,
GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP),
GTCC-95(TORP) and C-CDA-01(NY) · Incorporated by reference to Post-
Effective Amendment No. 55 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 15, 2009.
(4.111)	Endorsement E-RO457-11 to Contracts G-CDA (12/99), GLID-CDA-HO,
GSD-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificate C-CDA
(12/99) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6,
2011.
(4.112)	Endorsement E-LIF-10(XC) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 15, 2011.

(4.113)	Endorsement E-DOMA-10 to Contracts G-CDA-99(NY) and G-CDA-01(NY)
and Certificates C-CDA-99(NY) and C–CDA-01(NY) · Incorporated by
reference to Post-Effective Amendment No. 59 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 15, 2011.
(4.114)	Endorsement E-FA2(CT)-13 to Contract GLID-CDA-HO · Incorporated by
reference to Post-Effective Amendment No. 63 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 9, 2014.
(4.115)	Endorsement E-USWD-13 to Contracts G-CDA-99(NY) and G-CDA-01(NY)
and Certificates C-CDA-99(NY) and C-CDA-01(NY) · Incorporated by
reference to Post-Effective Amendment No. 63 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 9, 2014.
(4.116)	Endorsement EVNMCHG (09/14) to Contracts I-CDA-98(ORP), G-
CDA(12/99), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, A020RV95,
G-CDA-IA(RP), G-CDA-HF, GST-CDA-HO, GSD-CDA-HO, GID-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO and G-CDA-HD and
Certificates A027RV95, C-CDA(12/99), GTCC-96(TORP), C-CDA-10,
GTCC-96(ORP),GTCC-IA (RP) and GTCC-HF
(4.117)	Endorsement E-403bR-09 (refiling under VRIAC) to Contracts G-CDA-
99(NY), G-CDA-IA(RPM/XC), G-CDA-HD(XC), GIT-CDA-HO and GLIT-
CDA-HO and Certificates C-CDA-99(NY), GTCC-HD(XC), GTCC-
IA(RPM/XC) and GTCC-HO
(4.118)	Endorsement E-403bTERM-08 (refiling under VRIAC) to Contracts G-CDA-
99(NY), G-CDA-IA(RPM/XC), G-CDA-HD(XC), GIT-CDA-HO and GLIT-
CDA-HO and Certificates C-CDA-99(NY), GTCC-HD(XC), GTCC-
IA(RPM/XC) and GTCC-HO
(4.119)	Endorsement E-RO457-11 (refiling under VRIAC) to Contracts GLID-CDA-
HO and GSD-CDA-HO
(4.120)	Endorsement EEGTRRA-HEG(01) to Contracts GLIT-CDA-HO, GIT-CDA-
HO, GLID-CDA-HO and GID-CDA-HO, and Contract Certificates GTCC-HO,
GTCC-HO(X) and GDCC-HO
(4.121)	Variable Annuity Contract Schedule I (A001RP95(1/98)) · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.122)	Variable Annuity Contract Schedule I (A020RV95(1/98)) · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(5.1)	Variable Annuity Contract Application 155634 (03/15) (NY)
(5.2)	Variable Annuity Contract Application (710.00.16H(11/97)) · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on
Form S-1 (File No. 033-60477), as filed on April 15, 1996.
(5.3)	Variable Annuity Contract Application (710.00.16H(NY)(05/02)) ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1,
2007) of ING Life Insurance and Annuity Company · Incorporated by
reference to ING Life Insurance and Annuity Company annual report on Form
10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable

(8.1)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger
& Company, Incorporated · Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.2)	(Retail) First Amendment dated February 5, 2009 to the Amended and Restated
Selling and Services Agreement and Fund Participation Agreement dated as of
May 1, 2008 between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC and Fred Alger & Company, Incorporated and
amended on October 1, 2009 and July 8, 2011 · Incorporated by reference to
Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective
Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as
filed on April 3, 2012.
(8.3)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on April 9, 2009.
(8.4)	(Retail) Selling and Services Agreement and Fund Participation Agreement
between ING Life Insurance and Annuity Company and Saturna Brokerage
Services Inc. (Amana Funds) · Incorporated by reference to Post-Effective
Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on August 18, 2008.

(8.5)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services,
Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security
Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August
18, 2008.
(8.6)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna
Life Insurance and Annuity Company, American Century Services Corporation,
and American Century Investment Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 13, 2000.
(8.7)	(Retail) Fourth Amendment dated July 1, 2013 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company, American Century Investment Services, Inc. and American Century
Services LLC and amended on November 7, 2003, October 1, 2004 and April
1, 2007 · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9,
2014.
(8.8)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. and amended on
October 1, 2004 and April 1, 2007 · Incorporated by reference to Post-Effective
Amendment No. 37 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 13, 2004, and by reference to Post-Effective
Amendment No. 48 (File No. 033-75962), as filed on April 10, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008.
(8.9)	(Retail) Novation Agreement dated February 16, 2010 to Fund Participation
Agreement dated as of July 1, 2000 between American Century Investment
Services, Inc., American Century Services, LLC and ING Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 3, 2012.
(8.10)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16,
2007 between American Century Investment Services, Inc., ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.

(8.11)	(Retail) Participation Agreement dated as of January 1, 2003 by and among
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, American Funds Distributors,
Inc. and American Funds Service Company · Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 16, 2005.
(8.12)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, American Funds Distributors, Inc. and
American Funds Service Company and amended on November 1, 2006,
February 1, 2007, October 1, 2008, January 30, 2009, May 1, 2009, December
1, 2010 and February 1, 2011 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006, and by reference to Post-Effective
Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 333-01107), as
filed on November 18, 2008, and by reference to Post-Effective Amendment
No. 54 (File No. 033-75962), as filed on April 9, 2009, and by reference to
Post-Effective Amendment No. 55 (File No. 033-75962), as filed on April 8,
2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-
167680), as filed on February 11, 2011, and by reference to Post-Effective
Amendment No. 58 (File No. 033-75962), as filed on December 16, 2011.
(8.13)	(Retail) Selling Group Agreement among American Funds Distributors, Inc.
and Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.14)	(Retail) Supplemental Selling Group Agreement by and among American
Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30,
2000 · Incorporated by reference to Post-Effective Amendment No. 42 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.15)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling
Group Agreement dated June 30, 2000 and effective January 1, 2003 between
American Funds Distributors, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.16)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.17)	(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel
Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 16, 2004.
(8.18)	(Retail) First Amendment made and entered into as of October 1, 2000 to Fund
Participation Agreement dated as of April 1, 1998 between Ariel Fund
(formerly Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life
Insurance and Annuity Company on its own behalf and on behalf of its
Separate Account F and amended on May 1, 2002 and January 1, 2009·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Post-Effective Amendment No. 12 (File No. 333-109860), as
filed on April 15, 2009.
(8.19)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 10 to Registration Statement on Form N-4 (File No.
333-109860), as filed on April 15, 2008.
(8.20)	(Retail) Selling and Services Agreement and Fund Participation Agreement
dated November 30, 2006 by and among ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC, Artisan Partners Limited Partnership
and Artisan Distributors LLC · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
130822), as filed on April 11, 2008.

(8.21)	(Retail) First Amendment effective February 4, 2009 to the Selling and
Services Agreement and Fund Participation Agreement dated November 30,
2006 by and among ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLP, ING Financial Advisers, LLC, Artisan
Partners Limited Partnership and Artisan Distributors LLC · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on
Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.22)	(Retail) Letter Agreement dated October 28, 2011 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among Artisan Partners, Distributors LLC, Artisan Partners Limited
Partnership, Artisan Partners Funds, Inc., ING Institutional Plan Services, LLC,
ING Investment Advisors, LLC, ING Life Insurance and Annuity Company
and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
167680), as filed on April 3, 2012.
(8.23)	Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October
16, 2007 between Artisan Distributors LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 11, 2008.
(8.24)	(Retail) Selling and Services Agreement and Fund Participation Agreement
dated March 19, 2010 by and between ING Life Insurance and Annuity
Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC,
Aston Asset Management, LLC, Aston Funds and PFPC Distributors, Inc. ·
Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-167680), as filed on June 22, 2010.
(8.25)	Rule 22c-2 Agreement made and entered into as of March 19,2010 between
Aston Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 8, 2010.
(8.26)	(Retail) Selling and Services Agreement and Fund Participation Agreement
dated March 11, 2014 by and between ING Life Insurance and Annuity
Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC,
and Schwartz Investment Counsel, Inc. (Adviser for Ave Maria)

(8.27)	Rule 22c-2 Agreement made and entered into as of March 11, 2014 between
Schwartz Investment Counsel, Inc. (Ave Maria), ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc.
(8.28)	(Retail) Selling and Services Agreement and Fund Participation Agreement
dated October 5, 2006 among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC and BlackRock Distributors, Inc. · Incorporated by
reference to Post-Effective Amendment No. 54 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.29)	(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 by and between ING Institutional Plan Services, LLC, ING
Life Insurance and Annuity Company, ING Financial Advisers, LLC,
BlackRock Advisors, LLC and BlackRock Investments, LLC · Incorporated by
reference to Post-Effective Amendment No. 58 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 3, 2010.
(8.30)	(Retail) Second Amendment dated as of April 29, 2013 and effective January 1,
2013 to the Selling and Services Agreement and Fund Participation Agreement
dated October 5, 2006 and amended on July 21, 2010 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock
Investments, LLC · Incorporated by reference to Post-Effective Amendment
No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 9, 2014.
(8.31)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 9, 2009.
(8.32)	First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective
January 1, 2013 by and among ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security
Life of Denver Insurance Company, Systematized Benefits Administrators Inc.,
ING Institutional Plan Services, LLC and BlackRock Investments, LLC ·
Incorporated by reference to Post-Effective Amendment No. 63 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.33)	Fund Participation Agreement dated December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.34)	Service Agreement dated December 1, 1997 between Calvert Asset
Management Company, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.35)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.36)	Selling and Services Agreement and Fund Participation Agreement dated
November 5, 2010 by and between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Cohen &
Steers Securities, LLC and Cohen & Steers Capital Management, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2011.
(8.37)	Rule 22c-2 Agreement dated November 4, 2010 among Cohen & Steers
Securities, LLC, ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security
Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on April
11, 2011.
(8.38)	(Retail) Selling and Services Agreement and Fund Participation Agreement
dated March 17, 2009 by and between ING Life Insurance and Annuity
Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC,
and Delaware Service Company, Inc. · Incorporated by reference to Post-
Effective Amendment No. 46 to Registration Statement on Form N-4 (File No.
033-81216), as filed on August 15, 2012.
(8.39)	Schedule A-1 dated August 1, 2010 to Selling and Services Agreement and
Fund Participation Agreement dated March 17, 2009 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC, and Delaware Service Company, Inc. · Incorporated
by reference to Post-Effective Amendment No. 46 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.40)	Schedule A-1 dated September 30, 2009 to Selling and Services Agreement and
Fund Participation Agreement dated March 17, 2009 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC, and Delaware Service Company, Inc. · Incorporated
by reference to Post-Effective Amendment No. 62 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 4, 2013.
(8.41)	Schedule A-1 April 17, 2009 to Selling and Services Agreement and Fund
Participation Agreement dated March 17, 2009 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC, and Delaware Service Company, Inc. · Incorporated
by reference to Post-Effective Amendment No. 62 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 4, 2013.
(8.42)	Rule 22c-2 Agreement made and entered into as of March 17, 2009 between
Delaware Service Company, Inc. and ING Life Insurance and Annuity
Company and ING National Trust · Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on August 15, 2012.
(8.43)	Amended and Restated Participation Agreement as of June 26, 2009 by and
among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products
Fund II, Variable Insurance Products Fund III, Variable Insurance Products
Fund IV and Variable Insurance Products Fund V · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4
(File No. 333-01107), as filed on December 18, 2009.
(8.44)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26,
2009 by and among ING Life Insurance and Annuity Company, Fidelity
Distributors Corporation, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund III, Variable
Insurance Products Fund IV and Variable Insurance Products Fund V ·
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.45)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING
Life Insurance and Annuity Company, Variable Insurance Products Fund,
Variable Insurance Products Fund I, Variable Insurance Products Fund II,
Variable Insurance Product Fund V and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 51 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.
(8.46)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No.
33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.

(8.47)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on August 5, 2004.
(8.48)	First Amendment effective as of April 1, 2005 to Service Contract dated June
20, 2003 between Fidelity Distributors Corporation and ING Financial
Advisers, Inc. and amended on April 1, 2006 · Incorporated by reference to
Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on November 21, 2006.
(8.49)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.50)	Amended and Restated Participation Agreement as of December 30, 2005 by
and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.
(8.51)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. and amended on November
17, 2011 · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6,
2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-
75962), as filed on April 2, 2012.

(8.52)	Amendment No. 3 dated August 12, 2013 to Amended and Restated
Participation Agreement as of December 30, 2005 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Directed Services, LLC and ING Financial
Advisers, LLC and amended on June 5, 2007 and November 17, 2011 ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
(8.53)	Amendment No. 4 dated August 1, 2014 to Amended and Restated
Participation Agreement dated December 30, 2005 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
Inc., Voya Retirement Insurance and Annuity Company (formerly ING Life
Insurance and Annuity Company), Voya Insurance and Annuity company
(formerly ING USA Annuity and Life Insurance Company), ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Directed
Services, LLC and Voya Financial Partners, LLC (formerly ING Financial
Advisers, LLC), and amended on June 5, 2007, November 17, 2011 and August
12, 2013
(8.54)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.55)	Amendment No. 1 dated May 17, 2006 to Amended and Restated
Administrative Services Agreement dated October 3, 2005 by and among
Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York and amended on November 11, 2011 · Incorporated by reference to Post-Effective
Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 3, 2012.
(8.56)	Amendment No. 3 dated July 31, 2013 to Amended and Restated
Administrative Services Agreement dated October 3, 2005 by and among
Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York and amended on May 17, 2006 and November 11, 2011 · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
333-167680), as filed on April 9, 2014.

(8.57)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.58)	(Retail) Master Shareholder Services Agreement effective as of August 28,
2000 among Franklin Templeton Distributors, Inc., Franklin Templeton
Investor Services, Inc., and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.59)	(Retail) Amendment dated November 13, 2000 to the Master Shareholder
Services Agreement effective as of August 28, 2000 among Franklin
Templeton Distributors, Inc., Franklin Templeton Investor Services, LLC, and
Aetna Life Insurance and Annuity Company and amended on February 1, 2002,
May 1, 2004 and July 1, 2010· Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 16, 2004, and by reference to Pre-Effective
Amendment No. 40 (File No. 333-01107), as filed on October 24, 2005, and by reference to Post-Effective Amendment No. 58 (File No. 333-01107), as filed on December 3, 2010.
(8.60)	(Retail) Fifth Amendment dated July 1, 2013 to the Master Shareholder
Services Agreement dated August 28, 2000 between ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC, Franklin Templeton Investor
Services, LLC and Franklin Templeton Distributors, Inc. and amended on
November 13, 2000, February 1, 2002, May 1, 2004 and July 1, 2010 ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
(8.61)	Rule 22c-2 Shareholder Information Agreement entered into as of April 16,
2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company and ReliaStar Life Insurance Company of New York ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(8.62)	(Retail) Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC and Ivy Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.63)	(Retail) First Amendment dated as of November 17, 2014 and effective July 31, 2014 to the Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life
Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly
ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING
Financial Advisers, LLC) and Ivy Funds Distributor, Inc.
(8.64)	Rule 22c-2 Agreement made and entered into July 15, 2009 between Ivy Funds
Distributor, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
333-167680), as filed on April 9, 2014.
(8.65)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed ING Investors Trust effective May 1,
2003) and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512),
as filed on August 1, 2003.
(8.66)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.67)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.68)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial
Advisers, LLC) to Participation Agreement dated November 28, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005, December 7,
2005 and April 28, 2006 · Incorporated by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-
75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005, and by reference to Post-Effective Amendment No. 32 (File No. 033-
81216), as filed on April 11, 2006, and by reference to Initial Registration (File No.
333-134760), as filed on June 6, 2006.

(8.69)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.70)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated
November 27, 2001 and amended on May 1, 2003, November 1, 2004, April 29,
2005, December 7, 2005 and April 28, 2006 · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment
No.28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-
Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration Statement (File No. 333-134760), as filed on June
6, 2006.
(8.71)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998.
(8.72)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. and amended on
December 31, 1999, February 11, 2000, May 1, 2000, February 27, 2001 and June
19, 2001 · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14,
1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107),
as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 20
(File No. 333-01107), as filed on April 4. 2000, and by reference to Post-Effective
Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13, 2004.

(8.73)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.74)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management,
Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series and amended on February 11, 2000,
May 1, 2000 and June 26, 2001 · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as
filed on December 14, 1998, and by reference to Post-Effective Amendment No. 20
(File No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective
Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.
(8.75)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.76)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2003.
(8.77)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(8.78)	(Retail) Fund Participation Agreement dated January 29, 2001 by and among Aetna
Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 41 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 8, 2008.
(8.79)	(Retail) Selling and Services Agreement dated January 29, 2001 by and among Aetna
Investment Services, LLC, Aetna Life Insurance and Annuity Company and ING
Pilgrim Securities, Inc. · Incorporated by reference to Post-Effective Amendment
No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 8, 2008.

(8.80)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.81)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-105479), as filed on May 22, 2003.
(8.82)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc.
(renamed Invesco Distributors, Inc. January 1, 2012), and ING Life Insurance and
Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) and amended on March 31, 2011 and January 1, 2012 · Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as
filed on April 21, 2004, and by reference to Post-Effective Amendment No. 59 (file
No. 033-75962), as filed on April 3, 3012.
(8.83)	(Retail) Fourth Amendment dated September 24, 2012 to Participation Agreement dated as of October1, 2000 and amended on January 1, 2003, March 31, 2011 and
January 1, 2012 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, Inc., Invesco Investment Services, Inc. and Invesco Distributors,
Inc. · Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.
(8.84)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4,
1998.
(8.85)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30,
1998 by and among AIM Variable Insurance Funds (renamed Invesco Variable
Insurance Funds, Inc.), A I M Distributors, Inc. (renamed Invesco Distributors, Inc.)
and Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and
Annuity Company) and amended on November 17, 2000 and July 12, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 24 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13. 2004.

(8.86)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 4, 1998.
(8.87)	First Amendment dated October 1, 2000 to the Service Agreement dated June 30,
1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
(8.88)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.89)	Selling and Services Agreement and Fund Participation Agreement made and entered into September 2, 2008 by and between ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and Hartford Investment Financial Services, LLC ·
Incorporated by reference to Post-Effective Amendment No. 57 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.
(8.90)	First Amendment dated as of April 14, 2009 to the Selling and Services Agreement
and Participation Agreement dated September 2, 2008 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING
Financial Advisers, LLC and Hartford Investment Financial Services, LLC and
amended on March 1, 2010 and December 2, 2010 · Incorporated by reference to
Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 8, 2010, and by reference to Post-Effective Amendment
No. 59 (File No. 333-01107), as filed on April 15, 2011.
(8.91)	Rule 22c-2 Agreement entered into as of April 6, 2007, by and between Hartford
Investor Services Company, LLC (on behalf of Hartford Series Fund, Inc. and
Hartford HLS Series Fund II, Inc.), Hartford Administrative Services Company (on
behalf of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.),
ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 8, 2010.
(8.92)	Fund Participation Agreement effective December 8, 1997 among Janus Aspen
Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997.

(8.93)	Amendment dated March 22, 2013 to Fund Participation Agreement dated December
8, 1997 by and among Janus Aspen Series, Janus Capital Management LLC and ING
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 9, 2014.
(8.94)	Amendment dated October 12, 1998 to Fund Participation Agreement dated
December 8, 1997 among Janus Aspen Series, Aetna Life Insurance and Annuity
Company and Janus Capital Corporation and amended December 1, 1999 and August
1, 2000 · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14,
1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107),
as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 22
(File No. 333-01107), as filed on August 14, 2000.
(8.95)	Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002 · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2002.
(8.96)	Service Agreement effective December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 033-
75992), as filed on December 31, 1997.
(8.97)	First Amendment dated August 1, 2000 to Service Agreement dated December 8,
1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 22 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14,
2000.
(8.98)	Distribution and Shareholder Services Agreement – Service Shares of Janus Aspen
Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No.
333-01107), as filed on August 14, 2000.
(8.99)	Letter Agreement dated October 19, 2001 between Janus and ALIAC reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2002.

(8.100)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Janus Services LLC, Janus Distributors LLC, Janus Capital Management
LLC, Janus Aspen Series, ING Life Insurance and Annuity Company, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York and Security Life of Denver Insurance
Company and amended on December 21, 2009 · Incorporated by reference to Post-
Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 15, 2008, and by reference to Post-Effective
Amendment No. 57 (File No. 333-01107), as filed on April 8, 2010.
(8.101)	(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna
Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres &
Co. LLC · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on April 12,
2007.
(8.102)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrator Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.103)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of February 7, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Quasar Distributors, LLC , and Luther King Capital
Management Corporation · Incorporated by reference to Post-Effective Amendment
No. 44 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 20, 2006.
(8.104)	(Retail) First Amendment date as of October 2014 to the Selling and Services
Agreement and Participation Agreement dated February 7, 2006 by and between
Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and
Annuity Company), Voya Institutional Plan Services, LLC (formerly ING
Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING
Financial Advisers, LLC), Quasar Distributors, LLC and The LKCM funds
(8.105)	Rule 22c-2 Agreement dated March 23, 2007 and is effective October 16, 2007 between Quasar Distributors, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.

(8.106)	(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company
(renamed ING Life Insurance and Annuity Company) and Loomis Sayles
Distributors, L.P. · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.107)	First Amendment dated March 13, 2009 to the Selling and Services Agreement dated
April 30, 2001 between ING Financial Services, LLC (formerly Aetna Investment
Services, LLC), ING Institutional Plan Services, LLP, ING Life Insurance and
Annuity Company (formerly Aetna Life Insurance and Annuity Company) and
Natixis Distributors, L.P. (formerly IXIS Asset Management Distributor, L.P.) prior thereto CDC IXIS Asset Management Distributors, L.P. (Loomis Sayles) ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.108)	(Retail) Letter Agreement dated January 16, 2002 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.109)	(Retail) Letter Agreement dated May 20, 2003 and effective on July 1, 2003 to
Selling and Services Agreement dated April 30, 2001 between Aetna Investment
Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles
Distributors, L.P. · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.110)	Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P. (Loomis Sayles), ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrator Inc. · Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
130822), as filed on April 11, 2008.
(8.111)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on October 26, 2001.

(8.112)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund
Participation Agreement effective as of July 20, 2001 among ING Life Insurance and
Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord
Abbett Series Fund, Inc. and Lord Abbett Distributor LLC · Incorporated by
reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 18, 2009.
(8.113)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56
(File No. 333-01107), as filed on December 18, 2009.
(8.114)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service
Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity
Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett
Series Fund, Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.115)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.116)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
August 15, 2010 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Metropolitan West
Asset Management, LLC, Metropolitan West Funds and BNY Mellon Distributors
Inc. · Incorporated by reference to Post-Effective Amendment No. 62 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.
(8.117)	(Retail) First Amendment dated November 25, 2014 to the Selling and Services
Agreement and Fund Participation Agreement dated August 15, 2010 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life
Insurance and Annuity Company), Voya Institutional Plans Services, LLC (formerly
ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING
Financial Advisers, LLC), Metropolitan West Asset Management, LLC,
Metropolitan West Funds and Foreside Funds Distributors LLC (formerly BNY
Mellon Distributors Inc.)

(8.118)	Rule 22c-2 Agreement made and entered into as of August 15, 2010 between
Metropolitan West Funds, BNY Mellon Distributors Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4,
2013.
(8.119)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 22, 2009 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger
Berman Management LLC · Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.120)	(Retail) First Amendment dated as of June 19, 2013 to the Selling and Services
Agreement and Fund Participation Agreement as of October 22, 2009 by and
between ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC ·
Incorporated by reference to Post-Effective Amendment No. 63 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.
(8.121)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.
(8.122)	(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of September 11, 2007 by and among ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and Nuveen Investments, LLC ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
(8.123)	(Retail) Replacement Attachment A dated July 30, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated September 11, 2007 ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.124)	(Retail) First Amendment dated December 1, 2010 to the Selling and Services
Agreement and Participation Agreement dated September 11, 2007 by and between
ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC,
ING Financial Advisers, LLC and Nuveen Investments, LLC · Incorporated by
reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4
(File No. 333-167680), as filed on April 9, 2014.
(8.125)	(Retail) Second Amendment dated June 1, 2013 to the Selling and Services
Agreement and Participation Agreement dated September 11, 2007 by and between
ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC,
ING Financial Advisers, LLC and Nuveen Investments, LLC and amended on
December 1, 2010 · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9,
2014.
(8.126)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Nuveen Investments, LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9,
2014.
(8.127)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and
OppenheimerFunds, Inc. · Incorporated by reference to Post-Effective Amendment
No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on
April 16, 1997.
(8.128)	First Amendment dated December 1, 1999 to Fund Participation Agreement between
Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity
Account Funds and OppenheimerFunds, Inc. dated March 11, 1997 and amended on
May 1, 2004 and August 15, 2007· Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000, and by reference to Post-Effective Amendment No. 39
(File No. 033-75988), as filed on April 11, 2007, and by reference to Post-Effective
Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.
(8.129)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc.
and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-
34370), as filed on April 16, 1997.
(8.130)	(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.

(8.131)	(Retail) First Amendment dated October 1, 2012 to the Participation Agreement dated as of August 15, 2000 between ING Life Insurance and Annuity Company,
OppenheimerFunds Distributor, Inc. and OppenheimerFunds Services · Incorporated
by reference to Post-Effective Amendment No. 13 to Registration Statement on Form
N-4 (File No . 333-134760), as filed on December 20, 2012.
(8.132)	(Retail) Second Amendment dated February 1, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder
Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9,
	2014	.
(8.133)	(Retail) Third Amendment dated November 4, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder
Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9,
	2014	.
(8.134)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
	2007	.
(8.135)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 15, 2009 by and among ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds
Series Trust I and ALPS Distributors, Inc. · Incorporated by reference to Post-
Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 18, 2009.
(8.136)	(Retail) First Amendment dated as of June 4, 2010 to the Selling and Services
Agreement and Fund Participation Agreement dated as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS
Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 58 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16,
	2011	.

(8.137)	Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc.,
ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.138)	Novation of and Amendment to Participation Agreement dated as of January 26,
2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company
of New York · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25,
2012.
(8.139)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.140)	First Amendment dated as of August 15, 2007 to Participation Agreement by and
between ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, PIMCO Variable Insurance Trust and Allianz Global Investors
Distributors LLC dated as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.141)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company (Administrative) · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.142)	First Amendment dated as of August 15, 2007 to Services Agreement between
PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on May 23, 2008.
(8.143)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.

(8.144)	First Amendment dated as of August 15, 2007 to Services Agreement between
Pacific Investment Management Company LLC ("PIMCO"), ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.145)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, LLC and PIMCO Advisors Distributors LLC · Incorporated by
reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 15, 2009.
(8.146)	(Retail) First Amendment entered into as of December 31, 2003 to Selling and
Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC and PIMCO Advisors
Distributors LLC (renamed Allianz Global Investors Distributors LLC) dated as of
March 11, 2003 and amended on July 1, 2005, October 1, 2008, March 10, 2009 and
January 26, 2011 · Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15,
2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107),
as filed on December 18, 2009.
(8.147)	(Retail) Sixth Amendment dated as of January 9, 2014 to the Selling and Services
Agreement and Participation Agreement dated as of March 11, 2003 by and between
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING USA Annuity and Life
Insurance Company, ING Institutional Plan Services, LLC, ING Financial Advisers,
LLC, Allianz Global Investors Distributors LLC and Allianz Global Investors Fund
Management LLC and amended on December 31, 2003, July 1, 2005, October 1,
2008, March 10, 2009 and January 26, 2011 · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-
167680), as filed on April 9, 2014.
(8.148)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.

(8.149)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.150)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 · Incorporated by reference to Post-Effective
Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File
No. 333-01107), as filed on February 15, 2008.
(8.151)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.152)	Selling and Services Agreement and Fund Participation Agreement dated January 17,
2011 by and between ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment
Management Company · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on
February 11, 2011.
(8.153)	First Amendment dated as of September 17, 2013 to the Selling and Services
Agreement and Fund Participation Agreement dated as of January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLC, ING Financial Advisers, LLC and USAA Investment Management Company ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
(8.154)	Rule 22c-2 Agreement dated January 17, 2011 among USAA Mutual Funds Trust,
ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
167680), as filed on February 11, 2011.

(8.155)	Selling and Services Agreement and Fund Participation Agreement dated September
26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Columbia Management Distributors, Inc. · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.156)	First Amendment dated April 1, 2008 to Selling and Services and Fund Participation
Agreement effective as of September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management
Distributors, Inc. and amended on February 18, 2009, March 21, 2011, August 11,
2011and November 1, 2012 · Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 15, 2008, and by reference to Post-Effective Amendment No. 5
(File No. 333-130822), as filed on April 9, 2009, and by reference to Post-Effective
No. 3 (File No. 333-167680), as filed on April 3, 2012, and by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-
134760), as filed on December 20, 2012.
(8.157)	Fifth Amendment dated as November 1, 2012 to Selling and Services Agreement and
Participation Agreement effective as of September 26, 2005 by and among Columbia
Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors,
Inc.), Columbia Management Investment Services Corp. (formerly RiverSource
Service Corporation), ING Life Insurance and Annuity Company, ING Institutional
Plan Services, LLC and ING Financial Advisers, LLC · Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 3, 2013.
(8.158)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.159)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.160)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.

(8.161)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.162)	First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between
Columbia Management Investment Services Corp., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3,
2012.
(8.163)	(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of May 1, 2004 by and among ING Life Insurance and Annuity
Company, ING Insurance Company of America, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC, and
TCW Brokerage Services
(8.164)	(Retail) First Amendment dated as of March 30, 2009 to the Selling and Services
Agreement and Participation Agreement dated May 1, 2004 by and between ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC and TCW Brokerage Services
(8.165)	(Retail) Schedule A dated May 1, 2005 to the Selling and Services Agreement and
Fund Participation Agreement dated May 1, 2004 between ING Life Insurance and
Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers,
LLC and TCW Brokerage Services as amended on March 30, 2009
(8.166)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between TCW Brokerage Services, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc.
(8.167)	(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8,
2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds
Management, LLC and ING Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.168)	(Retail) Participation Agreement dated August 19, 2002 by and among Strong
Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12,
2007.
(8.169)	(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells
Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC and
amended on October 30, 2006, August 1, 2007, April 1, 2008, June 3, 2010 and
December 3, 2012 · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13,
2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479),
as filed on April 11, 2008, and by reference to Post-Effective Amendment No. 12
(File No. 333-105479), as filed on April 9, 2010, and by reference to Post-Effective
Amendment No. 61 (File No. 333-01107), as filed on December 20, 2012.
(8.170)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April
11, 2008.
(8.171)	Second Amendment effective August 29, 2014 to the Participation Agreement dated
January 30, 1998, between Voya Retirement Insurance and Annuity Company, Voya
Series, Fund, Inc. (formerly Aetna Series Fund, Inc.), and Voya Investment
Management, Inc. (formerly Aeltus Investment Management, Inc.)
(8.172)	Fourth Amendment effective August 29, 2014 to Service Agreement dated July 1,
2000 between ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers and American Funds Service Company
(8.173)	Ninth Amendment effective August 29, 2014 to Participation Agreement dated
January 1, 2003 between American Funds Service Company, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor

Alain M. Karaoglan	230 Park Avenue	Director and President
New York, NY 10169
Rodney O. Martin, Jr.	230 Park Avenue	Director
New York, NY 10169
Chetlur S. Ragavan	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Risk Officer
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Ewout L. Steenbergen	230 Park Avenue	Director and Executive Vice President,
	New York, NY 10169	Finance
Tina A. Campbell	30 Braintree Hill Office Park	Senior Vice President and Deputy
	Floors 2-4	General Counsel
Braintree, MA 02184
Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Ralph R. Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Michael J. Gioffre	One Orange Way	Senior Vice President, Compliance
Windsor, CT 06095-4774
Howard F. Greene	230 Park Avenue	Senior Vice President, Compensation
New York, NY 10169
Megan A. Huddleston	One Orange Way	Senior Vice President and Assistant
	Windsor, CT 06095-4774	Secretary
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Carolyn M. Johnson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Financial Officer
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390

Name	Principal Business Address	Positions and Offices with Depositor

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Justin Smith	One Orange Way	Senior Vice President and Deputy
	Windsor, CT 06095-4774	General Counsel

Jennifer M. Ogren	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Anne M. Iezzi	One Orange Way	Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer

Brian J. Baranowski	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774

Kristi L. Cooper	909 Locust Street	Vice President, Compliance
Des Moines, IA 50309

Chad M. Eslinger	20 Washington Avenue South	Vice President, Compliance Officer
Minneapolis, MN 55401

Regina A. Gordon	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Separate Account B of Voya Insurance and Annuity Company (File No. 333-196391), as filed with the Securities and Exchange Commission on April 7, 2015.

Item 27. Number of Contract Owners

As of February 28, 2015, there were 632,949 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial,
Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and
Network Security insurance policies issued by an international insurer. The policies cover Voya
Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and
Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a.
“Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, Voya Financial
Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya
Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of
VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of
VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940
Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar
Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity
Funds A, B and C (a management investment company registered under the 1940 Act), (vi)
ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and
I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

James L. Nichols, IV	One Orange Way	Director and President
Windsor, CT 06095-4774

Thomas W. Halloran	30 Braintree Hill Office Park	Director
Floors 2-4
Braintree, MA 02184

Richard H. Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774

Regina A. Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774

Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian M. Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Molly A. Garrett	One Orange Way	Vice President
Windsor, CT 06095-4774

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

Carol B. Keen	One Orange Way	Vice President
Windsor, CT 06095-4774

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

C. Nikol Gianopoulos	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Name	Principal Business Address	Positions and Offices with Underwriter

Angelia M. Lattery	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

James D. Ensley	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

Voya Financial				$50,785,659.69
Partners, LLC

*

Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2014.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:
(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b)
of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement
Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.
See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169,
August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-
Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue
Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter,
1988 WL 1235221, November 28, 1988.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the
Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company,
certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-
Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has
duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 10th day of April,
2015.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY
COMPANY
(Registrant)

By:	VOYA RETIREMENT INSURANCE AND
ANNUITY COMPANY
(Depositor)

By:	Alain M. Karaoglan*
Alain M. Karaoglan
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 65 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Alain M. Karaoglan*	Director and President	)
Alain M. Karaoglan	(principal executive officer))
)
Mark B. Kaye*	Senior Vice President and Chief Financial Officer	)
Mark B. Kaye	(principal financial officer))
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)	April
Steven T. Pierson	(principal accounting officer))		10, 2015
)
Rodney O. Martin, Jr.*	Director	)
Rodney O. Martin, Jr.		)
)
Chetlur S. Ragavan*	Director	)
Chetlur S. Ragavan		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)

Ewout L. Steenbergen*	Director	)
Ewout L. Steenbergen		)

By: /s/J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

		VARIABLE ANNUITY ACCOUNT C
		EXHIBIT INDEX

Exhibit No.		Exhibit

24(b)	(4.116)	Endorsement EVNMCHG (09/14) to Contracts I-CDA-98(ORP),
		G-CDA(12/99), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95,
		A020RV95, G-CDA-IA(RP), G-CDA-HF, GST-CDA-HO, GSD-
		CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-
		CDA-HO and G-CDA-HD and Certificates A027RV95, C-
		CDA(12/99), GTCC-96(TORP), C-CDA-10, GTCC-
		96(ORP),GTCC-IA (RP) and GTCC-HF

24(b)	(4.117)	Endorsement E-403bR-09 (refiling under VRIAC) to Contracts G-
		CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD(XC), GIT-
		CDA-HO and GLIT-CDA-HO and Certificates C-CDA-99(NY),
		GTCC-HD(XC), GTCC-IA(RPM/XC) and GTCC-HO

24(b)	(4.118)	Endorsement E-403bTERM-08 (refiling under VRIAC) to
		Contracts G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-
		HD(XC), GIT-CDA-HO and GLIT-CDA-HO and Certificates C-
		CDA-99(NY), GTCC-HD(XC), GTCC-IA(RPM/XC) and GTCC-
		HO

24(b)	(4.119)	Endorsement E-RO457-11 (refiling under VRIAC) to Contracts
		GLID-CDA-HO and GSD-CDA-HO

24(b)	(4.120)	Endorsement EEGTRRA-HEG(01) to Contracts GLIT-CDA-HO,
		GIT-CDA-HO, GLID-CDA-HO and GID-CDA-HO, and Contract
		Certificates GTCC-HO, GTCC-HO(X) and GDCC-HO

24(b)	(5.1)	Variable Annuity Contract Application 155634 (03/15) (NY)

24(b)	(8.26)	(Retail) Selling and Services Agreement and Fund Participation
		Agreement dated March 11, 2014 by and between ING Life
		Insurance and Annuity Company, ING Institutional Plan Services,
		LLC, ING Financial Advisers, LLC, and Schwartz Investment
		Counsel, Inc. (Adviser for Ave Maria)

24(b)	(8.27)	Rule 22c-2 Agreement made and entered into as of March 11, 2014
		between Schwartz Investment Counsel, Inc. (Ave Maria), ING Life
		Insurance and Annuity Company, ING National Trust, ING USA
		Annuity and Life Insurance Company, ReliaStar Life Insurance
		Company, ReliaStar Life Insurance Company of New York,
		Security Life of Denver Insurance Company and Systematized
		Benefits Administrators Inc.

Exhibit No.		Exhibit

24(b)	(8.53)	Amendment No. 4 dated August 1, 2014 to Amended and Restated
		Participation Agreement dated December 30, 2005 by and among
		Franklin Templeton Variable Insurance Products Trust,
		Franklin/Templeton Distributors, Inc., Voya Retirement Insurance
		and Annuity Company (formerly ING Life Insurance and Annuity
		Company), Voya Insurance and Annuity company (formerly ING
		USA Annuity and Life Insurance Company), ReliaStar Life
		Insurance Company, ReliaStar Life Insurance Company of New
		York, Directed Services, LLC and Voya Financial Partners, LLC
		(formerly ING Financial Advisers, LLC), and amended on June 5,
		2007, November 17, 2011 and August 12, 2013

24(b)	(8.63)	(Retail) First Amendment dated as of November 17, 2014 and
		effective July 31, 2014 to the Selling, Services and Fund
		Participation Agreement dated July 30, 2009 by and between Voya
		Retirement Insurance and Annuity Company (formerly ING Life
		Insurance and Annuity Company), Voya Institutional Plan
		Services, LLC (formerly ING Institutional Plan Services, LLC),
		Voya Financial Partners, LLC (formerly ING Financial Advisers,
		LLC) and Ivy Funds Distributor, Inc.

24(b)	(8.104)	(Retail) First Amendment date as of October 2014 to the Selling
		and Services Agreement and Participation Agreement dated
		February 7, 2006 by and between Voya Retirement Insurance and
		Annuity Company (formerly ING Life Insurance and Annuity
		Company), Voya Institutional Plan Services, LLC (formerly ING
		Institutional Plan Services, LLC), Voya Financial Partners, LLC
		(formerly ING Financial Advisers, LLC), Quasar Distributors, LLC
		and The LKCM funds

24(b)	(8.117)	(Retail) First Amendment dated November 25, 2014to the Selling
		and Services Agreement and Fund Participation Agreement dated
		August 15, 2010 by an d between Voya Retirement Insurance and
		Annuity Company (formerly ING Life Insurance and Annuity
		Company), Voya Institutional Plans Services, LLC (formerly ING
		Institutional Plan Services, LLC), Voya Financial Partners, LLC
		(formerly ING Financial Advisers, LLC), Metropolitan West Asset
		Management, LLC, Metropolitan West Funds and Foreside Funds
		Distributors LLC (formerly BNY Mellon Distributors Inc.)

Exhibit No.		Exhibit

24(b)	(8.163)	(Retail) Selling and Services Agreement and Fund Participation
		Agreement made and entered into as of May 1, 2004 by and among
		ING Life Insurance and Annuity Company, ING Insurance
		Company of America, ReliaStar Life Insurance Company,
		ReliaStar Life Insurance Company of New York, ING Financial
		Advisers, LLC, and TCW Brokerage Services

24(b)	(8.164)	(Retail) First Amendment dated as of March 30, 2009 to the Selling
		and Services Agreement and Participation Agreement dated May 1,
		2004 by and between ING Life Insurance and Annuity Company,
		ReliaStar Life Insurance Company, ReliaStar Life Insurance
		Company of New York, ING Institutional Plan Services, LLP, ING
		Financial Advisers, LLC and TCW Brokerage Services

24(b)	(8.165)	(Retail) Schedule A dated May 1, 2005 to the Selling and Services
		Agreement and Fund Participation Agreement dated May 1, 2004
		between ING Life Insurance and Annuity Company, ING Insurance
		Company of America, ReliaStar Life Insurance Company,
		ReliaStar Life Insurance Company of New York, ING Financial
		Advisers, LLC and TCW Brokerage Services as amended on March
		30, 2009

24(b)	(8.166)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of
		October 16, 2007 between TCW Brokerage Services, ING Life
		Insurance and Annuity Company, ING National Trust, ING USA
		Annuity and Life Insurance Company, ReliaStar Life Insurance
		Company, ReliaStar Life Insurance Company of New York,
		Security Life of Denver Insurance Company and Systematized
		Benefits Administrators Inc.

24(b)	(8.171)	Second Amendment effective August 29, 2014 to the Participation
		Agreement dated January 30, 1998, between Voya Retirement
		Insurance and Annuity Company, Voya Series, Fund, Inc.
		(formerly Aetna Series Fund, Inc.), and Voya Investment
		Management, Inc. (formerly Aeltus Investment Management, Inc.)

24(b)	(8.172)	Fourth Amendment effective August 29, 2014 to Service
		Agreement dated July 1, 2000 between ING Life Insurance and
		Annuity Company, ING Institutional Plan Services, LLC, ING
		Financial Advisers and American Funds Service Company

24(b)	(8.173)	Ninth Amendment effective August 29, 2014 to Participation
		Agreement dated January 1, 2003 between American Funds Service
		Company, ING Life Insurance and Annuity Company, ReliaStar
		Life Insurance Company, ReliaStar Life Insurance Company of
		New York

24	(b)(9)	Opinion and Consent of Counsel

24(b)	(10)	Consent of Independent Registered Public Accounting Firm

24(b)	(13)	Powers of Attorney